UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access Emerging Markets USD Bond ETF

Cboe BZX Exchange, Inc.: GEMD

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Government	86.9
Energy	6.9
Basic Materials	2.4
Financial	1.2
Utilities	0.5
Industrial	0.5
Other	0.2

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEMD	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$36,607,834
  # of Portfolio Holdings as of Period End200
  Portfolio Turnover Rate for the Period12%
  Total Net Advisory Fees Paid for the Period$41,087

Goldman Sachs Access Emerging Markets USD Bond ETF

GEMD

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Emerging Markets USD Bond ETF

381430388-SAR-0226  GEMD

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access High Yield Corporate Bond ETF

NYSE Arca, Inc.: GHYB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access High Yield Corporate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Consumer Cyclical	17.7
Energy	9.1
Communications	6.1
Financial Company	5.9
Healthcare	4.9
Capital Goods	4.5
Consumer Noncyclical	3.5
Basic Industry	3.4
Electric	3.4
Technology	3.1
Other	36.9

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GHYB	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$136,089,592
  # of Portfolio Holdings as of Period End929
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$65,874

Goldman Sachs Access High Yield Corporate Bond ETF

GHYB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access High Yield Corporate Bond ETF

381430453-SAR-0226  GHYB

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access Inflation Protected USD Bond ETF

Cboe BZX Exchange, Inc.: GTIP

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Government	99.7
Other	0.1

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTIP	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$232,463,956
  # of Portfolio Holdings as of Period End37
  Portfolio Turnover Rate for the Period17%
  Total Net Advisory Fees Paid for the Period$103,079

Goldman Sachs Access Inflation Protected USD Bond ETF

GTIP

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Inflation Protected USD Bond ETF

381430362-SAR-0226  GTIP

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

NYSE Arca, Inc.: GSIG

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	24.9
Electric	9.0
Energy	8.2
Consumer Cyclical	7.3
Capital Goods	6.6
Technology	5.7
Consumer Noncyclical	5.1
Wireless	3.8
Insurance	3.7
REITs and Real Estate	3.6
Other	20.9

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIG	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,987,250
  # of Portfolio Holdings as of Period End556
  Portfolio Turnover Rate for the Period14%
  Total Net Advisory Fees Paid for the Period$3,463

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

GSIG

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

38149W507-SAR-0226  GSIG

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access Investment Grade Corporate Bond ETF

NYSE Arca, Inc.: GIGB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	21.7
Electric	10.3
Consumer Noncyclical	8.0
Technology	7.7
Energy	7.0
Consumer Cyclical	6.8
Wireless	3.8
Capital Goods	3.4
Food and Beverage	3.1
Healthcare	3.1
Other	23.8

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGB	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$890,982,596
  # of Portfolio Holdings as of Period End2,268
  Portfolio Turnover Rate for the Period5%
  Total Net Advisory Fees Paid for the Period$274,535

Goldman Sachs Access Investment Grade Corporate Bond ETF

GIGB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Investment Grade Corporate Bond ETF

381430479-SAR-0226  GIGB

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access Municipal Bond ETF

NYSE Arca, Inc.: GMUN

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Municipal Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
State	14.4%
Water & Sewer	9.2%
Appropriation	8.3%
Hospitals	7.7%
School District	6.4%
Income Tax Financing	5.9%
Higher Education	5.5%
Gas Forward	5.2%
Toll Roads, Bridges & Tunnels	4.1%
City	3.6%
Tax Backed District	3.1%
Miscellaneous Tax	3.0%
Combined Utilities	2.8%
Sales Tax	2.6%
Other	18.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUN	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$10,275,425
  # of Portfolio Holdings as of Period End277
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,408

Goldman Sachs Access Municipal Bond ETF

GMUN

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Municipal Bond ETF

38149W663-SAR-0226  GMUN

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access Treasury 0-1 Year ETF

NYSE Arca, Inc.: GBIL

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Treasury 0-1 Year ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Government	99.6

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBIL	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,108,601,165
  # of Portfolio Holdings as of Period End1,618
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$3,893,770

Goldman Sachs Access Treasury 0-1 Year ETF

GBIL

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Treasury 0-1 Year ETF

381430529-SAR-0226  GBIL

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access U.S. Aggregate Bond ETF

NYSE Arca, Inc.: GCOR

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Notes	34.0
Mortgage-Backed Securities	23.6
Corporate Obligations	22.0
U.S. Treasury Bonds	7.4
Foreign Corporate Debt	4.7
U.S. Treasury Obligations	4.6
Sovereign Debt Obligations	2.5
U.S. Government Agency Obligations	0.7
Other	11.3

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCOR	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$780,340,959
  # of Portfolio Holdings as of Period End1,676
  Portfolio Turnover Rate for the Period133%
  Total Net Advisory Fees Paid for the Period$197,833

Goldman Sachs Access U.S. Aggregate Bond ETF

GCOR

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access U.S. Aggregate Bond ETF

38149W101-SAR-0226  GCOR

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

The NASDAQ Stock Market LLC: GPRF

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	27.0
Financial	25.4
Electric	15.9
Energy	8.6
Insurance	6.6
Utilities	3.3
Wireless	3.0
Communications	2.1
Financial Company	1.7
Healthcare	1.0
Other	4.2

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPRF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$122,507,371
  # of Portfolio Holdings as of Period End466
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$319,975

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

GPRF

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

38149W127-SAR-0226  GPRF

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

NYSE Arca, Inc.: GEM

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.8%
Financials	22.0%
Consumer Discretionary	9.6%
Communication Services	7.9%
Materials	7.7%
Industrials	6.1%
Consumer Staples	3.4%
Health Care	3.3%
Energy	2.9%
Other	5.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEM	$23	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,456,282,162
  # of Portfolio Holdings as of Period End748
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$2,272,308

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

GEM

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

381430206-SAR-0226  GEM

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® Europe Equity ETF

NYSE Arca, Inc.: GSEU

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	25.2%
Industrials	19.5%
Health Care	13.8%
Consumer Staples	9.0%
Information Technology	7.5%
Consumer Discretionary	7.0%
Utilities	4.9%
Materials	4.6%
Communication Services	4.0%
Other	4.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEU	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$125,734,550
  # of Portfolio Holdings as of Period End354
  Portfolio Turnover Rate for the Period12%
  Total Net Advisory Fees Paid for the Period$128,624

Goldman Sachs ActiveBeta® Europe Equity ETF

GSEU

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® Europe Equity ETF

381430305-SAR-0226  GSEU

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® International Equity ETF

NYSE Arca, Inc.: GSIE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	27.1%
Industrials	19.2%
Health Care	9.7%
Consumer Discretionary	9.0%
Information Technology	8.4%
Consumer Staples	7.9%
Materials	6.0%
Energy	4.2%
Communication Services	3.6%
Other	5.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIE	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,510,506,387
  # of Portfolio Holdings as of Period End652
  Portfolio Turnover Rate for the Period14%
  Total Net Advisory Fees Paid for the Period$5,932,981

Goldman Sachs ActiveBeta® International Equity ETF

GSIE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® International Equity ETF

381430107-SAR-0226  GSIE

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® Japan Equity ETF

NYSE Arca, Inc.: GSJY

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.6%
Financials	18.1%
Consumer Discretionary	15.9%
Information Technology	13.7%
Health Care	5.4%
Communication Services	4.7%
Consumer Staples	4.0%
Materials	4.0%
Energy	3.5%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSJY	$14	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$86,003,868
  # of Portfolio Holdings as of Period End169
  Portfolio Turnover Rate for the Period10%
  Total Net Advisory Fees Paid for the Period$72,510

Goldman Sachs ActiveBeta® Japan Equity ETF

GSJY

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® Japan Equity ETF

381430404-SAR-0226  GSJY

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

NYSE Arca, Inc.: GSLC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.4%
Communication Services	10.9%
Consumer Discretionary	10.4%
Health Care	9.8%
Industrials	9.3%
Consumer Staples	6.8%
Utilities	2.6%
Energy	2.6%
Other	2.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSLC	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,704,108,244
  # of Portfolio Holdings as of Period End445
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$6,507,828

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

GSLC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

381430503-SAR-0226  GSLC

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

NYSE Arca, Inc.: GSSC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.2%
Financials	18.1%
Health Care	17.5%
Information Technology	13.2%
Consumer Discretionary	10.7%
Energy	4.3%
Materials	3.9%
Real Estate	3.9%
Consumer Staples	3.2%
Other	6.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSSC	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$889,275,194
  # of Portfolio Holdings as of Period End1,329
  Portfolio Turnover Rate for the Period14%
  Total Net Advisory Fees Paid for the Period$713,075

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

GSSC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

381430602-SAR-0226  GSSC

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs ActiveBeta® World Equity ETF

Cboe BZX Exchange, Inc.: GSWO

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® World Equity ETF (the “Fund”) (formerly, Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	25.7%
Financials	16.9%
Industrials	10.8%
Consumer Discretionary	10.8%
Health Care	9.8%
Communication Services	9.2%
Consumer Staples	7.1%
Energy	3.6%
Materials	2.9%
Other	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSWO	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,575,570,963
  # of Portfolio Holdings as of Period End775
  Portfolio Turnover Rate for the Period53%
  Total Net Advisory Fees Paid for the Period$1,739,179

Goldman Sachs ActiveBeta® World Equity ETF

GSWO

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® World Equity ETF

38149W739-SAR-0226  GSWO

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Cboe BZX Exchange, Inc.: GSEW

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	16.7%
Industrials	16.6%
Financials	14.6%
Health Care	11.8%
Consumer Discretionary	8.9%
Utilities	6.2%
Consumer Staples	6.0%
Energy	5.0%
Materials	4.9%
Other	9.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEW	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,645,973,576
  # of Portfolio Holdings as of Period End503
  Portfolio Turnover Rate for the Period28%
  Total Net Advisory Fees Paid for the Period$630,446

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

GSEW

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

381430438-SAR-0226  GSEW

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Hedge Industry VIP ETF

NYSE Arca, Inc.: GVIP

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Hedge Industry VIP ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.0%
Consumer Discretionary	17.9%
Financials	15.7%
Industrials	14.4%
Communication Services	12.7%
Health Care	8.0%
Consumer Staples	2.1%
Utilities	1.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVIP	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$454,496,631
  # of Portfolio Holdings as of Period End51
  Portfolio Turnover Rate for the Period83%
  Total Net Advisory Fees Paid for the Period$944,487

Goldman Sachs Hedge Industry VIP ETF

GVIP

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Hedge Industry VIP ETF

381430545-SAR-0226  GVIP

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs India Equity ETF

The NASDAQ Stock Market LLC: GIND

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs India Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	30.4%
Consumer Discretionary	17.6%
Materials	10.2%
Industrials	9.3%
Health Care	8.9%
Information Technology	7.0%
Consumer Staples	5.3%
Communication Services	3.3%
Energy	3.0%
Other	4.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIND	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$160,814,962
  # of Portfolio Holdings as of Period End121
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$348,927

Goldman Sachs India Equity ETF

GIND

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs India Equity ETF

38149W481-SAR-0226  GIND

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Innovate Equity ETF

NYSE Arca, Inc.: GINN

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Innovate Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	27.0%
Health Care	21.1%
Consumer Discretionary	16.0%
Financials	12.4%
Communication Services	10.7%
Industrials	7.2%
Utilities	1.8%
Consumer Staples	1.5%
Energy	1.3%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GINN	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$211,513,635
  # of Portfolio Holdings as of Period End477
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$555,861

Goldman Sachs Innovate Equity ETF

GINN

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Innovate Equity ETF

38149W820-SAR-0226  GINN

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs JUST U.S. Large Cap Equity ETF

NYSE Arca, Inc.: JUST

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.3%
Financials	13.1%
Communication Services	10.9%
Health Care	10.3%
Industrials	10.0%
Consumer Discretionary	9.2%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.4%
Other	4.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JUST	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$513,580,985
  # of Portfolio Holdings as of Period End444
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$478,536

Goldman Sachs JUST U.S. Large Cap Equity ETF

JUST

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

"JUST" is a trademark of Just Capital Foundation ("JCF") and has been licensed for use in connection with The Goldman Sachs JUST U.S. Large Cap Equity ETF. JCF and its affiliates do not recommend the purchase, sale or holding of any security based on the ETF and expressly disclaims all representation, warranties and liabilities in connection with the ETF. See https://www.gsam.com/content/gsam/us/en/individual/products/etf-fund-finder/goldman-sachs-just-u-s--large-cap-equity-etf.html for the full disclaimer.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs JUST U.S. Large Cap Equity ETF

381430396-SAR-0226  JUST

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MSCI World Private Equity Return Tracker ETF

The NASDAQ Stock Market LLC: GTPE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MSCI World Private Equity Return Tracker ETF (the “Fund”) for the period of October 21, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	22.2%
Industrials	14.7%
Investment Company	14.2%
Financials	11.3%
Health Care	10.1%
Consumer Discretionary	5.7%
Materials	4.8%
Consumer Staples	4.2%
Communication Services	2.7%
Other	4.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTPE	$18	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$26,881,862
  # of Portfolio Holdings as of Period End1,456
  Portfolio Turnover Rate for the Period59%
  Total Net Advisory Fees Paid for the Period$41,618

Goldman Sachs MSCI World Private Equity Return Tracker ETF

GTPE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The MSCI indexes are the exclusive property of MSCI Inc. (“MSCI”). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Goldman Sachs Asset Management. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Goldman Sachs Asset Management and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MSCI World Private Equity Return Tracker ETF

38149W457-SAR-0226  GTPE

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Equity ETF

NYSE Arca, Inc.: GSC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.9%
Financials	18.5%
Health Care	15.8%
Information Technology	15.4%
Consumer Discretionary	11.9%
Materials	7.4%
Energy	4.2%
Utilities	3.4%
Real Estate	2.5%
Other	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSC	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$163,260,337
  # of Portfolio Holdings as of Period End98
  Portfolio Turnover Rate for the Period49%
  Total Net Advisory Fees Paid for the Period$550,425

Goldman Sachs Small Cap Equity ETF

GSC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity ETF

38149W614-SAR-0226  GSC

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Future Health Care Equity ETF

NYSE Arca, Inc.: GDOC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Future Health Care Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	98.8%
Investment Company	1.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GDOC	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$22,605,846
  # of Portfolio Holdings as of Period End40
  Portfolio Turnover Rate for the Period38%
  Total Net Advisory Fees Paid for the Period$65,835

Goldman Sachs Future Health Care Equity ETF

GDOC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Future Health Care Equity ETF

38149W770-SAR-0226  GDOC

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Future Tech Leaders Equity ETF

NYSE Arca, Inc.: GTEK

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Future Tech Leaders Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	72.8%
Communication Services	9.4%
Industrials	9.4%
Consumer Discretionary	3.5%
Health Care	1.4%
Real Estate	1.1%
Financials	1.0%
Other	1.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTEK	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$179,888,282
  # of Portfolio Holdings as of Period End62
  Portfolio Turnover Rate for the Period29%
  Total Net Advisory Fees Paid for the Period$657,776

Goldman Sachs Future Tech Leaders Equity ETF

GTEK

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Future Tech Leaders Equity ETF

38149W812-SAR-0226  GTEK

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

Cboe BZX Exchange, Inc.: GSEE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.7%
Financials	19.8%
Consumer Discretionary	10.4%
Industrials	8.8%
Communication Services	7.1%
Materials	7.1%
Energy	3.6%
Health Care	3.2%
Consumer Staples	3.2%
Other	4.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEE	$20	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$135,809,870
  # of Portfolio Holdings as of Period End1,983
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$218,923

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

GSEE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

381430164-SAR-0226  GSEE

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® International Equity ETF

Cboe BZX Exchange, Inc.: GSID

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® International Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.9%
Industrials	19.9%
Health Care	10.8%
Consumer Discretionary	9.1%
Information Technology	8.9%
Consumer Staples	7.3%
Materials	6.3%
Communication Services	4.0%
Utilities	3.7%
Other	5.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSID	$11	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$971,137,597
  # of Portfolio Holdings as of Period End900
  Portfolio Turnover Rate for the Period2%
  Total Net Advisory Fees Paid for the Period$890,240

Goldman Sachs MarketBeta® International Equity ETF

GSID

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® International Equity ETF

381430180-SAR-0226  GSID

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

NYSE Arca, Inc.: GGUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	43.4%
Consumer Discretionary	14.1%
Communication Services	10.7%
Health Care	10.4%
Industrials	8.5%
Financials	7.2%
Consumer Staples	3.6%
Real Estate	0.6%
Energy	0.5%
Other	1.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$395,160,488
  # of Portfolio Holdings as of Period End390
  Portfolio Turnover Rate for the Period12%
  Total Net Advisory Fees Paid for the Period$214,623

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

GGUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The fund is/are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the fund or the suitability of the index for the purpose of the fund. See https://am.gs.com/en-us/individual/funds/detail/PV105434/38149W598/goldman-sachs-market-beta-russell-1000-growth-equity-etf for full disclaimer.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

38149W598-SAR-0226  GGUS

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

NYSE Arca, Inc.: GVUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	19.7%
Industrials	13.9%
Health Care	11.8%
Information Technology	11.6%
Communication Services	8.0%
Consumer Staples	7.8%
Consumer Discretionary	7.1%
Energy	6.6%
Utilities	4.5%
Other	8.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$415,758,896
  # of Portfolio Holdings as of Period End858
  Portfolio Turnover Rate for the Period1%
  Total Net Advisory Fees Paid for the Period$217,413

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

GVUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The fund is/are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the fund or the suitability of the index for the purpose of the fund. See https://am.gs.com/en-us/individual/funds/detail/PV105433/38149W580/goldman-sachs-market-beta-russell-1000-value-equity-etf for full disclaimer.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

38149W580-SAR-0226  GVUS

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs MarketBeta® U.S. Equity ETF

Cboe BZX Exchange, Inc.: GSUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.4%
Financials	12.2%
Communication Services	11.2%
Consumer Discretionary	10.1%
Health Care	9.9%
Industrials	9.0%
Consumer Staples	5.4%
Energy	3.5%
Utilities	2.3%
Other	3.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSUS	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$2,954,228,131
  # of Portfolio Holdings as of Period End418
  Portfolio Turnover Rate for the Period1%
  Total Net Advisory Fees Paid for the Period$993,119

Goldman Sachs MarketBeta® U.S. Equity ETF

GSUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. Equity ETF

381430123-SAR-0226  GSUS

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Dynamic California Municipal Income ETF

NYSE Arca, Inc.: GCAL

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic California Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.2%
Hospital	11.1%
School District GO	10.4%
Water/Sewer	7.3%
Airport	6.2%
Sales Tax	5.6%
City/County Appropriation	5.2%
Muni Electric	5.1%
Charter School	4.4%
Corporate	3.9%
University	3.7%
State GO	3.6%
TIF	3.3%
State Housing	3.0%
Other	16.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCAL	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$157,519,756
  # of Portfolio Holdings as of Period End323
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$182,295

Goldman Sachs Dynamic California Municipal Income ETF

GCAL

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic California Municipal Income ETF

38149W564-SAR-0226  GCAL

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Dynamic New York Municipal Income ETF

NYSE Arca, Inc.: GMNY

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic New York Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
University	14.1%
Sales Tax	8.0%
Hospital	7.8%
Special Tax	6.6%
City/County GO	5.6%
Water/Sewer	5.1%
Airport	4.7%
Transportation	4.3%
Muni Electric	4.1%
Charter School	4.1%
School District GO	4.0%
Corporate	3.9%
Stadium	3.1%
Toll	3.0%
Other	20.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMNY	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$32,953,174
  # of Portfolio Holdings as of Period End177
  Portfolio Turnover Rate for the Period14%
  Total Net Advisory Fees Paid for the Period$32,006

Goldman Sachs Dynamic New York Municipal Income ETF

GMNY

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic New York Municipal Income ETF

38149W556-SAR-0226  GMNY

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Municipal Income ETF

NYSE Arca, Inc.: GMUB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	11.9%
Corporate	8.4%
University	7.7%
School District GO	7.2%
State Housing	5.5%
Sales Tax	5.4%
City/County GO	5.2%
Special Assessment	4.8%
Airport	4.5%
Water/Sewer	4.4%
Muni Electric	4.1%
LT Health	3.8%
Special Tax	3.5%
Corporate Elec	3.2%
Other	18.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUB	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$204,061,881
  # of Portfolio Holdings as of Period End440
  Portfolio Turnover Rate for the Period16%
  Total Net Advisory Fees Paid for the Period$108,291

Goldman Sachs Municipal Income ETF

GMUB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Municipal Income ETF

38149W549-SAR-0226  GMUB

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Ultra Short Municipal Income ETF

NYSE Arca, Inc.: GUMI

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
VRDN	16.3%
Hospital	13.5%
City/County GO	8.6%
School District GO	7.6%
Airport	5.4%
University	5.4%
State GO	5.2%
State Appropriation	4.4%
Transportation	4.0%
Misc	3.7%
School District Appropriation	3.6%
State Housing	3.1%
Water/Sewer	2.9%
Sales Tax	2.3%
Other	15.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUMI	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$29,002,758
  # of Portfolio Holdings as of Period End214
  Portfolio Turnover Rate for the Period65%
  Total Net Advisory Fees Paid for the Period$12,153

Goldman Sachs Ultra Short Municipal Income ETF

GUMI

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Ultra Short Municipal Income ETF

38149W572-SAR-0226  GUMI

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs U.S. Large Cap Buffer 1 ETF

Cboe BZX Exchange, Inc.: GBXA

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 1 ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Developed Equity	99.5	99.5	-	99.5
Developed Equity Call Options	10.8	0.0	10.8	-10.8
Developed Equity Put Options	3.5	3.5	-	3.5

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXA	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted.

Key Fund Statistics

  Total Net Assets as of Period End$7,685,691
  # of Portfolio Holdings as of Period End6
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$28,706

Goldman Sachs U.S. Large Cap Buffer 1 ETF

GBXA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Large Cap Buffer 1 ETF

38149W531-SAR-0226  GBXA

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs U.S. Large Cap Buffer 3 ETF

Cboe BZX Exchange, Inc.: GBXC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 3 ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Developed Equity Put Options	1.0	1.0	0.1	0.9
Developed Equity	99.9	99.9	-	99.9
Developed Equity Call OptionsFootnote Reference^	0.0	0.0	0.0	0.0
Footnote	Description
Footnote^	Amounts are rounding to zero.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXC	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted.

Key Fund Statistics

  Total Net Assets as of Period End$9,753,664
  # of Portfolio Holdings as of Period End6
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$18,815

Goldman Sachs U.S. Large Cap Buffer 3 ETF

GBXC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Large Cap Buffer 3 ETF

38149W515-SAR-0226  GBXC

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Core Bond ETF

NYSE Arca, Inc.: GBND

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Mortgage-Backed Securities	37.5
U.S. Treasury Notes	31.4
Corporate Obligations	23.6
Asset- Backed Securities	14.0
Collateralized Mortgage Obligations	3.4
Foreign Corporate Debt	2.3
Sovereign Debt Obligations	1.1
U.S. Treasury Bonds	1.1
Municipal Bond	0.5
Other	6.2

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBND	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$80,039,707
  # of Portfolio Holdings as of Period End477
  Portfolio Turnover Rate for the Period166%
  Total Net Advisory Fees Paid for the Period$42,397

Goldman Sachs Core Bond ETF

GBND

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Bond ETF

38149W473-SAR-0226  GBND

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Corporate Bond ETF

NYSE Arca, Inc.: GIGL

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Corporate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	23.0
Consumer Cyclical	9.2
Technology	6.6
Healthcare	6.4
REITs and Real Estate	5.8
Consumer Noncyclical	5.1
Energy	4.8
Food and Beverage	4.3
Software	4.1
Other	27.9

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGL	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$54,105,809
  # of Portfolio Holdings as of Period End292
  Portfolio Turnover Rate for the Period17%
  Total Net Advisory Fees Paid for the Period$40,847

Goldman Sachs Corporate Bond ETF

GIGL

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Corporate Bond ETF

38149W465-SAR-0226  GIGL

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Ultra Short Bond ETF

Cboe BZX Exchange, Inc.: GSST

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Corporate Obligations	30.1
Foreign Corporate Debt	26.4
Asset- Backed Securities	14.6
Commercial Paper	11.2
Mortgage-Backed Securities	5.9
U.S. Treasury Notes	5.8
Certificate of Deposit	5.5
U.S. Government Agency Obligations	0.9
Other	1.2

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSST	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,387,532,334
  # of Portfolio Holdings as of Period End416
  Portfolio Turnover Rate for the Period36%
  Total Net Advisory Fees Paid for the Period$912,421

Goldman Sachs Ultra Short Bond ETF

GSST

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Ultra Short Bond ETF

381430230-SAR-0226  GSST

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Enhanced U.S. Equity ETF

The NASDAQ Stock Market LLC: GUSE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	31.1%
Financials	13.4%
Consumer Discretionary	10.1%
Communication Services	9.7%
Industrials	9.4%
Health Care	8.6%
Consumer Staples	5.7%
Energy	3.3%
Materials	2.9%
Other	5.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSE	$23	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$336,729,930
  # of Portfolio Holdings as of Period End122
  Portfolio Turnover Rate for the Period45%
  Total Net Advisory Fees Paid for the Period$745,836

Goldman Sachs Enhanced U.S. Equity ETF

GUSE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity ETF

38149W424-SAR-0226  GUSE

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Growth Opportunities ETF

The NASDAQ Stock Market LLC: GSGO

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	46.9%
Communication Services	12.2%
Consumer Discretionary	11.7%
Health Care	9.4%
Industrials	8.5%
Financials	5.3%
Consumer Staples	1.8%
Materials	1.8%
Energy	1.7%
Other	0.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSGO	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$146,459,751
  # of Portfolio Holdings as of Period End58
  Portfolio Turnover Rate for the Period29%
  Total Net Advisory Fees Paid for the Period$484,493

Goldman Sachs Growth Opportunities ETF

GSGO

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Opportunities ETF

38149W440-SAR-0226  GSGO

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Technology Opportunities ETF

The NASDAQ Stock Market LLC: GTOP

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	63.2%
Communication Services	15.4%
Consumer Discretionary	12.8%
Financials	4.7%
Real Estate	3.0%
Other	0.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTOP	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$585,487,504
  # of Portfolio Holdings as of Period End37
  Portfolio Turnover Rate for the Period38%
  Total Net Advisory Fees Paid for the Period$2,980,487

Goldman Sachs Technology Opportunities ETF

GTOP

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities ETF

38149W432-SAR-0226  GTOP

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Value Opportunities ETF

The NASDAQ Stock Market LLC: GVLE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Value Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.1%
Financials	16.3%
Health Care	11.8%
Information Technology	11.5%
Consumer Discretionary	8.9%
Communication Services	7.5%
Energy	6.0%
Utilities	6.0%
Consumer Staples	5.6%
Other	8.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVLE	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$43,416,015
  # of Portfolio Holdings as of Period End34
  Portfolio Turnover Rate for the Period43%
  Total Net Advisory Fees Paid for the Period$131,840

Goldman Sachs Value Opportunities ETF

GVLE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Value Opportunities ETF

38149W416-SAR-0226  GVLE

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Kathryn A. Cassidy, Joaquin Delgado, John F. Killian, Steven D. Krichmar, Michael Latham, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs Access Fixed Income ETFs Goldman Sachs Access Emerging Markets USD Bond ETF (GEMD) Goldman Sachs Access High Yield Corporate Bond ETF (GHYB) Goldman Sachs Access Inflation Protected USD Bond ETF (GTIP) Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (GSIG) Goldman Sachs Access Investment Grade Corporate Bond ETF (GIGB) Goldman Sachs Access Municipal Bond ETF (GMUN) Goldman Sachs Access Treasury 0-1 Year ETF (GBIL) Goldman Sachs Access U.S. Aggregate Bond ETF (GCOR) Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (GPRF)

Goldman Sachs Access Fixed Income ETFs

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 86.4%

Angola – 0.5%
Angolan Government International Bond (B-/B3)
$200,000	8.750%	04/14/32	$ 196,000

Argentina – 4.8%
Argentine Republic Government International Bond(a) (CCC+/NR)
674,239	4.125	07/09/35	510,736
438,000	5.000	01/09/38	346,020
381,600	0.750	07/09/30	324,837
434,489	3.500	07/09/41	305,772
218,045	4.125	07/09/46	156,993
136,500	1.000	07/09/29	120,802

			1,765,160

Armenia – 0.5%
Republic of Armenia International Bond (NR/Ba3)
200,000	3.600	02/02/31	184,611

Bahrain – 1.6%
Bahrain Government International Bond (B/NR)
200,000	6.750	09/20/29	205,750
200,000	6.000	09/19/44	173,500
225,000	5.625	05/18/34	213,655

			592,905

Brazil – 4.1%
Brazilian Government International Bond (BB/Ba1)
205,000	6.625	03/15/35	216,019
200,000	6.125	03/15/34	205,500
200,000	7.125	05/13/54	204,750
200,000	6.125	01/22/32	210,250
380,000	4.625	01/13/28	383,325
150,000	7.125	01/20/37	167,250
128,000	5.625	01/07/41	120,480
10,000	10.125	05/15/27	10,712

			1,518,286

Chile – 2.6%
Chile Government International Bond (A/A2)
400,000	2.550	07/27/33	352,266
250,000	4.950	01/05/36	257,050
200,000	3.240	02/06/28	197,411
200,000	3.100	01/22/61	130,175

			936,902

China – 2.1%
China Government International Bond (A+/A1)
400,000	1.250	10/26/26	394,388
353,000	4.250	11/20/29	366,450

			760,838

Colombia – 3.8%
Colombia Government International Bond (BB/Baa3)
200,000	7.750	11/07/36	210,500
250,000	3.250	04/22/32	212,911
200,000	8.000	04/20/33	215,479
200,000	8.750	11/14/53	222,000
200,000	3.125	04/15/31	174,337
200,000	5.200	05/15/49	149,750
100,000	7.375	09/18/37	102,714
110,000	6.125	01/18/41	98,994

			1,386,685

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Costa Rica – 0.6%
Costa Rica Government International Bond (BB/Ba2)
$200,000	7.158%	03/12/45	$ 225,000

Dominican Republic – 3.5%
Dominican Republic International Bond (BB/Ba2)
225,000	6.000	07/19/28	232,031
200,000	5.500	02/22/29	204,250
200,000	4.875	09/23/32	193,000
200,000	6.400	06/05/49	201,500
350,000	5.300	01/21/41	320,688
150,000	5.875	01/30/60	135,937

			1,287,406

Ecuador – 0.6%
Ecuador Government International Bond(a) (B-/Ba3)
207,727	6.900	07/31/35	189,551
45,000	6.900	07/31/30	44,572

			234,123

Egypt – 1.3%
Egypt Government International Bond (NR/Caa1)
200,000	8.500	01/31/47	192,000
200,000	7.500	02/16/61	171,000
134,000	6.875	04/30/40	122,610

			485,610

El Salvador – 0.6%
El Salvador Government International Bond (B-/B3)
150,000	9.650	11/21/54	171,750
60,000	7.650	06/15/35	62,624

			234,374

Ghana – 1.1%
Ghana Government International Bond(a)(b) (B-/Caa1)
262,500	5.000	07/03/29	258,234
70,014	0.000	01/03/30	61,087
45,098	5.000	07/03/35	40,927
50,000	1.500	01/03/37	28,250

			388,498

Guatemala – 0.6%
Guatemala Government Bond (BB+/NR)
225,000	3.700	10/07/33	205,031

Honduras – 0.4%
Honduras Government International Bond (BB-/B1)
150,000	6.250	01/19/27	152,625

Hungary – 2.4%
Hungary Government International Bond (BBB-/Baa2)
400,000	5.500	03/26/36	405,747
200,000	6.125	05/22/28	207,981
250,000	3.125	09/21/51	158,953
Hungary Government International Bond, Series 30Y (BBB-/Baa2)
100,000	7.625	03/29/41	119,171

			891,852

India – 0.5%
Export-Import Bank of India (BBB/Baa3)
200,000	2.250	01/13/31	182,730

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Indonesia – 3.4%
Indonesia Government International Bond (BBB/Baa2)
$121,000	7.750%	01/17/38	$ 150,566
125,000	8.500	10/12/35	158,829
200,000	3.050	03/12/51	133,242
400,000	4.650	09/20/32	403,586
200,000	3.850	07/18/27	200,145
200,000	4.900	04/16/36	198,558

			1,244,926

Ivory Coast – 0.6%
Ivory Coast Government International Bond (BB/Ba2)
226,000	6.125	06/15/33	224,572

Jamaica – 0.7%
Jamaica Government International Bond (BB/Ba3)
200,000	7.875	07/28/45	242,250

Jordan – 0.7%
Jordan Government International Bond (BB-/Ba3)
250,000	7.750	01/15/28	261,390

Kazakhstan – 0.6%
Kazakhstan Government International Bond (BBB-/Baa1)
200,000	6.500	07/21/45	221,346

Kenya – 1.0%
Republic of Kenya Government International Bond (B/B3)
400,000	8.250	02/28/48	375,000

Kuwait – 1.6%
Kuwait International Government Bond (AA-/NR)
200,000	4.136	10/09/30	200,744
200,000	4.016	10/09/28	200,892
200,000	4.652	10/09/35	200,977

			602,613

Mexico – 3.0%
Mexico Government International Bond (BBB/Baa2)
200,000	6.400	05/07/54	196,218
200,000	6.338	05/04/53	194,610
325,000	4.500	04/22/29	327,602
200,000	6.000	05/07/36	206,086
Mexico Government International Bond, GMTN (BBB/Baa2)
106,000	5.750	10/12/10	90,568
Mexico Government International Bond, MTN (BBB/Baa2)
120,000	4.750	03/08/44	100,851

			1,115,935

Morocco – 0.6%
Morocco Government International Bond (BBB-/Ba1)
200,000	6.500	09/08/33	218,207

Nigeria – 0.6%
Nigeria Government International Bond (B-/B3)
200,000	10.375	12/09/34	238,826

Oman – 2.0%
Oman Government International Bond (NR/Baa3)
200,000	6.750	01/17/48	220,929
200,000	7.375	10/28/32	229,984
275,000	5.375	03/08/27	277,882

			728,795

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Pakistan – 0.6%
Pakistan Government International Bond (B-/Caa1)
$200,000	6.875%	12/05/27	$ 202,250

Panama – 3.4%
Panama Government International Bond (BBB-/Baa3)
250,000	6.853	03/28/54	271,146
233,000	8.875	09/30/27	250,847
298,000	6.700	01/26/36	327,084
200,000	3.875	03/17/28	198,558
200,000	3.870	07/23/60	139,119
40,000	9.375	04/01/29	46,075

			1,232,829

Paraguay – 0.6%
Paraguay Government International Bond (BBB-/Baa3)
200,000	6.000	02/09/36	216,000

Peru – 2.5%
Peruvian Government International Bond (BBB-/Baa1)
288,000	8.750	11/21/33	364,022
100,000	6.550	03/14/37	112,022
150,000	3.550	03/10/51	108,436
175,000	5.875	08/08/54	177,335
249,000	2.780	12/01/60	141,550
40,000	3.230	07/28/21	22,635

			926,000

Philippines – 4.7%
Philippine Government International Bond (BBB+/Baa2)
200,000	5.500	02/04/35	211,580
200,000	5.250	05/14/34	208,401
200,000	6.375	10/23/34	223,953
200,000	5.000	01/13/37	202,702
200,000	1.950	01/06/32	176,037
200,000	3.700	02/02/42	167,270
400,000	3.700	03/01/41	338,311
100,000	6.375	01/15/32	111,093
63,000	9.500	02/02/30	75,730

			1,715,077

Poland – 2.1%
Republic of Poland Government International Bond, Series 10Y (A-/A2)
150,000	5.375	02/12/35	157,520
154,000	5.125	09/18/34	159,882
200,000	5.750	11/16/32	215,833
Republic of Poland Government International Bond, Series 30Y (A-/A2)
253,000	5.500	03/18/54	248,449

			781,684

Qatar – 4.9%
Qatar Government International Bond (AA/Aa2)
149,000	9.750	06/15/30	183,867
200,000	3.250	06/02/26	199,673
200,000	4.000	03/14/29	200,959
200,000	4.817	03/14/49	191,784
200,000	4.500	04/23/28	202,722
200,000	4.875	02/27/35	211,179
200,000	4.625	05/29/29	205,052
220,000	5.103	04/23/48	220,179

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Qatar – (continued)
UAE Government International Bond (AA/Aa2)
$200,000	4.400%	04/16/50	$ 179,780

			1,795,195

Romania – 3.0%
Romanian Government International Bond (BBB-/Baa3)
298,000	7.125	01/17/33	329,939
198,000	6.375	01/30/34	209,524
90,000	6.125	01/22/44	90,124
134,000	3.000	02/14/31	123,441
160,000	3.625	03/27/32	148,730
70,000	5.875	01/30/29	72,699
50,000	7.625	01/17/53	57,732
50,000	6.000	05/25/34	51,572

			1,083,761

Saudi Arabia – 3.4%
Saudi Government International Bond(c) (NR/Aa3)
200,000	5.375	01/13/31	210,529
200,000	5.125	01/13/28	203,924
300,000	3.750	01/21/55	216,118
200,000	4.375	04/16/29	201,477
200,000	5.750	01/16/54	200,171
200,000	5.875	01/12/56	200,590

			1,232,809

Senegal – 0.4%
Senegal Government International Bond, Series 7Y (CCC+/Caa1)
200,000	7.750	06/10/31	132,382

Serbia – 0.6%
Serbia International Bond (BBB-/Ba2)
200,000	6.500	09/26/33	217,959

South Africa – 2.2%
Republic of South Africa Government International Bond (BB/Ba2)
270,000	7.100	11/19/36	291,910
Republic of South Africa Government International Bond, Series 10Y (BB/Ba2)
327,000	4.850	09/30/29	329,029
Republic of South Africa Government International Bond, Series 30Y (NR/Ba2)
200,000	5.650	09/27/47	169,500

			790,439

Sri Lanka – 1.2%
Sri Lanka Government International Bond(a) (NR/Caa1)
250,000	3.350	03/15/33	233,750
146,000	4.000	04/15/28	142,715
61,000	3.600	02/15/38	61,229

			437,694

Suriname – 0.6%
Suriname Government International Bond (CCC+/Caa1)
200,000	7.700	11/06/30	206,550

Turkey – 5.4%
Turkiye Government International Bond (NR/Ba3)
200,000	7.125	07/17/32	209,050
200,000	6.875	01/14/38	198,946
200,000	6.300	03/14/33	200,595

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Turkey – (continued)
Turkiye Government International Bond, Series 10Y (NR/Ba3)
$200,000	7.625%	05/15/34	$ 214,989
Turkiye Government International Bond, Series 11Y (NR/Ba3)
200,000	6.125	10/24/28	205,123
Turkiye Government International Bond, Series 30Y (NR/Ba3)
220,000	7.250	03/05/38	232,405
50,000	11.875	01/15/30	61,687
30,000	6.875	03/17/36	30,578
Turkiye Government International Bond, Series 31Y (NR/Ba3)
200,000	6.625	02/17/45	184,202
Turkiye Government International Bond, Series 5Y (NR/Ba3)
200,000	9.875	01/15/28	218,125
Turkiye Government International Bond, Series 6Y (NR/Ba3)
200,000	9.375	03/14/29	222,694

			1,978,394

Ukraine – 0.7%
Ukraine Government International Bond(a)(b) (CCC+/NR)
35,000	0.000	02/01/35	19,950
104,000	0.000	02/01/34	51,220
45,000	4.500	02/01/36	27,169
90,000	4.500	02/01/34	56,250
50,000	4.000	02/01/32	38,937
56,000	4.500	02/01/35	34,370
38,000	0.000	02/01/36	21,613

			249,509

United Arab Emirates – 1.2%
UAE Government International Bond (NR/Aa2)
200,000	4.857	07/02/34	209,369
277,000	2.875	10/19/41	214,976

			424,345

Uruguay – 2.2%
Oriental Republic of Uruguay (BBB+/Baa1)
20,000	5.250	09/10/60	19,127
Uruguay Government International Bond(d) (BBB+/Baa1)
262,699	4.375	01/23/31	267,816
150,000	7.875	01/15/33	180,448
120,000	5.750	10/28/34	129,125
100,000	7.625	03/21/36	122,660
60,000	4.975	04/20/55	55,866
24,000	5.100	06/18/50	23,120

			798,162

Zambia – 0.3%
Zambia Government International Bond(a) (CCC+/Caa2)
77,777	5.750	06/30/33	75,832
50,000	0.500	12/31/53	36,688

			112,520

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $30,295,987)			31,636,055

Corporate Obligations – 12.0%

Brazil – 1.1%
Petrobras Global Finance BV (BB/Ba1)
165,000	6.500	07/03/33	174,488
130,000	5.125	09/10/30	129,837

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (Continued)

Brazil – (continued)
Petrobras Global Finance BV (BB/Ba1) (continued)
$91,000	6.850%	06/05/15	$ 87,815

			392,140

Chile – 2.9%
Corp. Nacional del Cobre de Chile (BBB+/Baa2)
200,000	6.440	01/26/36	219,384
205,000	5.950	01/08/34	218,186
200,000	5.125	02/02/33	204,500
200,000	3.700	01/30/50	146,280
100,000	6.150	10/24/36	108,039
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
200,000	4.700	05/07/50	178,118

			1,074,507

India – 0.5%
Indian Railway Finance Corp. Ltd. (BBB/Baa3)
200,000	3.570	01/21/32	192,271

Indonesia – 1.1%
Pertamina Persero PT (BBB/Baa2)
200,000	6.450	05/30/44	212,326
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (NR/Baa2)
200,000	6.150	05/21/48	201,483

			413,809

Kazakhstan – 0.5%
KazMunayGas National Co. JSC (BBB-/Baa1)
200,000	5.750	04/19/47	191,935

Mexico – 1.6%
Petroleos Mexicanos (BBB/B1)
200,000	6.700	02/16/32	200,605
155,000	6.750	09/21/47	128,787
104,000	6.625	06/15/35	99,489
65,000	7.690	01/23/50	59,394
50,000	6.350	02/12/48	40,106
50,000	6.840	01/23/30	51,328
15,000	6.500	06/02/41	13,425

			593,134

Peru – 0.4%
Petroleos del Peru SA (B-/Caa1)
200,000	4.750	06/19/32	147,250

Poland – 0.7%
Bank Gospodarstwa Krajowego (NR/A2)
225,000	5.750	07/09/34	241,465

Qatar – 1.0%
QatarEnergy (AA/Aa2)
200,000	2.250	07/12/31	181,719
225,000	3.125	07/12/41	177,137

			358,856

Saudi Arabia – 1.6%
Gaci First Investment Co. (NR/Aa3)
200,000	5.375	01/29/54	187,380
Saudi Arabian Oil Co. (NR/Aa3)
200,000	4.250	04/16/39	184,391
200,000	5.250	07/17/34	207,228

			578,999

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (Continued)

United Arab Emirates – 0.6%
Adnoc Murban Rsc Ltd. (AA/Aa2)
$200,000	4.500%	09/11/34	$ 200,086

TOTAL CORPORATE OBLIGATIONS (Cost $4,226,519)			4,384,452

Shares	Dividend Rate		Value

Investment Company – 0.2%(e)

Goldman Sachs Financial Square Government Fund - Institutional Shares
83,376	3.589%		83,376
(Cost $83,376)

TOTAL INVESTMENTS – 98.6% (Cost $34,605,882)			$ 36,103,883

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			503,951

NET ASSETS – 100.0%			$ 36,607,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.
(b)	Zero coupon bond until next reset date.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Pay-in-kind securities.
(e)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 87.2%

Advertising – 1.2%
Clear Channel Outdoor Holdings, Inc.
$189,000	7.750%	04/15/28(a)	$ 190,772
142,000	7.500	06/01/29(a)	143,597
40,000	7.125	02/15/31(a)	42,250
100,000	7.500	03/15/33(a)	108,000
Lamar Media Corp.
97,000	3.750	02/15/28	95,666
91,000	4.000	02/15/30	88,157
111,000	3.625	01/15/31	104,895
Neptune Bidco U.S., Inc.
245,000	9.290	04/15/29(a)	246,838
345,000	10.375	05/15/31(a)	348,881
80,000	9.500	02/15/33(a)	78,300
Outfront Media Capital LLC / Outfront Media Capital Corp.
196,000	4.625	03/15/30(a)	192,570

			1,639,926

Aerospace & Defense – 1.8%
Axon Enterprise, Inc.
100,000	6.125	03/15/30(a)	103,375
152,000	6.250	03/15/33(a)	157,890
Spirit AeroSystems, Inc.
132,000	4.600	06/15/28	133,386
TransDigm, Inc.
152,000	6.750	08/15/28(a)	154,850
199,000	4.625	01/15/29	198,627
35,000	6.375	03/01/29(a)	35,984
125,000	4.875	05/01/29	125,156
266,000	6.875	12/15/30(a)	277,305
228,000	7.125	12/01/31(a)	239,258
319,000	6.625	03/01/32(a)	331,162
224,000	6.375	05/31/33(a)	229,320
400,000	6.250	01/31/34(a)	414,000

			2,400,313

Banks – 0.1%
Freedom Mortgage Corp.
64,000	6.625	01/15/27(a)	64,000
90,000	12.250	10/01/30(a)	98,213

			162,213

Basic Industry – 2.8%
Arcosa, Inc.
100,000	4.375	04/15/29(a)	98,625
Ashland, Inc.
115,000	6.875	05/15/43	121,469
Avient Corp.
126,000	7.125	08/01/30(a)	129,780
Axalta Coating Systems LLC
215,000	3.375	02/15/29(a)	207,206
Calumet Specialty Products Partners LP / Calumet Finance Corp.
47,000	9.750	07/15/28(a)	48,397
110,000	9.750	02/15/31(a)	117,150
Celanese U.S. Holdings LLC
299,000	7.379	07/15/32	314,698
263,000	7.200	11/15/33	283,711
Chemours Co. (The)
75,000	5.375	05/15/27	75,938
86,000	4.625	11/15/29(a)	81,592
60,000	8.000	01/15/33(a)	61,275

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – (continued)
Chemours Co. (The), Series MTN
$114,000	5.750%	11/15/28(a)	$ 115,140
FMC Corp.
200,000	6.375	05/18/53	149,352
Graphic Packaging International LLC
61,000	3.750	02/01/30(a)	57,874
Huntsman International LLC
155,000	5.700	10/15/34	148,988
Magnera Corp.
90,000	4.750	11/15/29(a)	83,813
75,000	7.250	11/15/31(a)	73,875
Olin Corp.
75,000	5.625	08/01/29	75,375
134,000	5.000	02/01/30	130,650
75,000	6.625	04/01/33(a)	73,406
Olympus Water U.S. Holding Corp.
280,000	4.250	10/01/28(a)	272,650
223,000	7.250	02/15/33(a)	223,836
Qnity Electronics, Inc.
75,000	5.750	08/15/32(a)	76,875
50,000	6.250	08/15/33(a)	51,938
SCIH Salt Holdings, Inc.
208,000	6.625	05/01/29(a)	208,260
Tronox, Inc.
45,000	4.625	03/15/29(a)	34,987
80,000	9.125	09/30/30(a)	78,500
WR Grace Holdings LLC
215,000	5.625	08/15/29(a)	206,131
250,000	6.625	08/15/32(a)	253,750

			3,855,241

Broadcasting – 3.0%
Discovery Communications LLC
78,000	4.125	05/15/29	77,610
168,000	3.625	05/15/30	163,800
150,000	6.350	06/01/40	126,000
Gray Media, Inc.
181,000	10.500	07/15/29(a)	194,123
103,000	4.750	10/15/30(a)	84,717
177,000	5.375	11/15/31(a)	140,273
60,000	9.625	07/15/32(a)	62,550
50,000	7.250	08/15/33(a)	51,656
iHeartCommunications, Inc.
50,000	4.750	01/15/28(a)	45,000
59,000	9.125	05/01/29(a)	52,731
80,000	10.875	05/01/30(a)	59,600
181,500	7.750	08/15/30(a)	145,200
Nexstar Media, Inc.
172,000	5.625	07/15/27(a)	172,108
Scripps Escrow II, Inc.
153,000	3.875	01/15/29(a)	143,629
130,000	5.375	01/15/31(a)	101,237
Sinclair Television Group, Inc.
73,000	5.500	03/01/30(a)	64,879
84,000	4.375	12/31/32(a)	67,095
136,000	8.125	02/15/33(a)	141,610
110,000	9.750	02/15/33(a)	120,862
Sirius XM Radio LLC
321,000	4.000	07/15/28(a)	314,179

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Broadcasting – (continued)
Sirius XM Radio LLC – (continued)
$225,000	5.500%	07/01/29(a)	$ 225,562
262,000	4.125	07/01/30(a)	247,263
245,000	3.875	09/01/31(a)	224,328
TEGNA, Inc.
176,000	4.625	03/15/28	175,780
35,000	5.000	09/15/29	35,000
Univision Communications, Inc.
259,000	8.000	08/15/28(a)	267,094
200,000	4.500	05/01/29(a)	190,250
40,000	7.375	06/30/30(a)	40,150
166,000	8.500	07/31/31(a)	170,565
215,000	9.375	08/01/32(a)	227,631

			4,132,482

Brokerage – 0.6%
Coinbase Global, Inc.
154,000	3.375	10/01/28(a)	147,070
Jane Street Group / JSG Finance, Inc.
150,000	7.125	04/30/31(a)	156,187
220,000	6.125	11/01/32(a)	221,650
67,000	6.750	05/01/33(a)	68,759
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000	5.000	08/15/28(a)	192,629

			786,295

Building Materials – 2.0%
Advanced Drainage Systems, Inc.
100,000	6.375	06/15/30(a)	102,250
Arcosa, Inc.
100,000	6.875	08/15/32(a)	105,000
Builders FirstSource, Inc.
44,000	5.000	03/01/30(a)	43,670
133,000	4.250	02/01/32(a)	127,348
98,000	6.375	06/15/32(a)	101,062
60,000	6.375	03/01/34(a)	61,800
Camelot Return Merger Sub, Inc.
154,000	8.750	08/01/28(a)	116,848
Cornerstone Building Brands, Inc.
55,000	9.500	08/15/29(a)	40,150
CP Atlas Buyer, Inc.
61,600	12.750	01/15/31(a)(b)	55,440
JELD-WEN, Inc.
105,000	4.875	12/15/27(a)	86,625
LBM Acquisition LLC
160,000	6.250	01/15/29(a)	122,600
100,000	9.500	06/15/31(a)	93,625
Patrick Industries, Inc.
110,000	4.750	05/01/29(a)	109,588
Quikrete Holdings, Inc.
320,000	6.375	03/01/32(a)	332,800
193,000	6.750	03/01/33(a)	200,720
Smyrna Ready Mix Concrete LLC
150,000	6.000	11/01/28(a)	150,000
201,000	8.875	11/15/31(a)	213,562
Standard Building Solutions, Inc.
91,000	6.250	08/01/33(a)	93,047
Standard Industries, Inc.
130,000	4.750	01/15/28(a)	129,675

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials – (continued)
Standard Industries, Inc. – (continued)
$133,000	4.375%	07/15/30(a)	$ 128,511
258,000	3.375	01/15/31(a)	239,295

			2,653,616

Capital Goods – 4.3%
Amsted Industries, Inc.
200,000	4.625	05/15/30(a)	198,500
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
295,000	4.000	09/01/29(a)	281,172
Ball Corp.
366,000	6.000	06/15/29	378,810
156,000	2.875	08/15/30	145,470
Chart Industries, Inc.
246,000	7.500	01/01/30(a)	256,455
100,000	9.500	01/01/31(a)	105,500
Clean Harbors, Inc.
169,000	6.375	02/01/31(a)	173,436
Clydesdale Acquisition Holdings, Inc.
87,000	6.625	04/15/29(a)	87,979
131,000	6.875	01/15/30(a)	133,292
207,000	8.750	04/15/30(a)	206,224
184,000	6.750	04/15/32(a)	186,070
CP Atlas Buyer, Inc.
117,000	9.750	07/15/30(a)	117,292
Crown Americas LLC
32,000	5.250	04/01/30	32,880
Emerald Debt Merger Sub LLC
276,000	6.625	12/15/30(a)	286,005
EquipmentShare.com, Inc.
100,000	9.000	05/15/28(a)	105,125
118,000	8.000	03/15/33(a)	125,523
FXI Holdings, Inc.
120,000	14.000	11/15/29(a)(b)	69,750
60,000	11.000	11/15/30(a)	56,250
GFL Environmental Holdings U.S., Inc.
100,000	5.500	02/01/34(a)	100,500
GFL Environmental, Inc.
100,000	4.000	08/01/28(a)	98,875
94,000	4.750	06/15/29(a)	93,648
100,000	4.375	08/15/29(a)	98,375
90,000	6.750	01/15/31(a)	94,725
Global Infrastructure Solutions, Inc.
150,000	5.625	06/01/29(a)	150,188
Graphic Packaging International LLC
92,000	6.375	07/15/32(a)	93,265
Herc Holdings, Inc.
175,000	7.250	06/15/33(a)	184,844
191,000	6.000	03/15/34(a)	191,955
Madison IAQ LLC
284,000	4.125	06/30/28(a)	281,160
Mauser Packaging Solutions Holding Co.
389,000	7.875	04/15/30(a)	398,239
Owens-Brockway Glass Container, Inc.
102,000	7.375	06/01/32(a)	103,147
Resideo Funding, Inc.
77,000	4.000	09/01/29(a)	74,291
100,000	6.500	07/15/32(a)	102,375

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Sealed Air Corp.
$120,000	6.875%	07/15/33(a)	$ 124,350
Sealed Air Corp/Sealed Air Corp. U.S.
54,000	7.250	02/15/31(a)	56,160
Sensata Technologies BV
200,000	4.000	04/15/29(a)	196,836
Sensata Technologies, Inc.
149,000	3.750	02/15/31(a)	140,991
Terex Corp.
131,000	6.250	10/15/32(a)	134,930
TopBuild Corp.
225,000	3.625	03/15/29(a)	217,969

			5,882,556

Communications – 4.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
99,000	5.125	05/01/27(a)	99,186
380,000	5.000	02/01/28(a)	379,050
258,000	5.375	06/01/29(a)	257,355
253,000	6.375	09/01/29(a)	256,795
176,000	4.750	03/01/30(a)	170,500
225,000	4.500	08/15/30(a)	215,156
442,000	4.250	02/01/31(a)	413,270
150,000	7.375	03/01/31(a)	154,875
234,000	4.750	02/01/32(a)	218,205
413,000	4.500	05/01/32	378,411
100,000	7.000	02/01/33(a)	102,375
289,000	4.500	06/01/33(a)	258,655
295,000	4.250	01/15/34(a)	256,650
165,000	7.375	02/01/36(a)	168,094
CSC Holdings LLC
315,000	5.500	04/15/27(a)	266,175
250,000	5.375	02/01/28(a)	181,250
240,000	5.750	01/15/30(a)	93,000
250,000	3.375	02/15/31(a)	149,375
250,000	4.500	11/15/31(a)	151,250
Directv Financing LLC
100,000	8.875	02/01/30(a)	100,375
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
130,000	5.875	08/15/27(a)	130,488
401,000	10.000	02/15/31(a)	411,526
Discovery Communications LLC
135,000	5.000	09/20/37	107,663
DISH DBS Corp.
185,000	5.250	12/01/26(a)	180,375
450,000	7.375	07/01/28	434,250
168,000	5.125	06/01/29	149,940
DISH Network Corp.
234,000	11.750	11/15/27(a)	241,605
Getty Images, Inc.
140,000	11.250	02/21/30(a)	124,600
Live Nation Entertainment, Inc.
168,000	4.750	10/15/27(a)	168,630
131,000	3.750	01/15/28(a)	129,362

			6,348,441

Consumer Cyclical – 15.2%
Adient Global Holdings Ltd.
135,000	8.250	04/15/31(a)	141,257

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
ADT Security Corp. (The)
$107,000	4.125%	08/01/29(a)	$ 104,592
99,000	4.875	07/15/32(a)	96,649
Advance Auto Parts, Inc.
100,000	3.900	04/15/30	93,448
213,000	3.500	03/15/32	190,350
Allison Transmission, Inc.
200,000	4.750	10/01/27(a)	200,000
211,000	3.750	01/30/31(a)	200,978
AMC Entertainment Holdings, Inc.
75,000	7.500	02/15/29(a)	55,125
American Axle & Manufacturing, Inc.
249,000	6.875	07/01/28	249,934
139,000	5.000	10/01/29	136,220
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
50,000	9.750	04/15/30(a)	54,062
Asbury Automotive Group, Inc.
100,000	4.500	03/01/28	99,625
121,000	5.000	02/15/32(a)	118,126
Ashton Woods USA LLC / Ashton Woods Finance Co.
200,000	4.625	08/01/29(a)	194,250
Asurion LLC and Asurion Co.-Issuer, Inc.
400,000	8.375	02/01/34(a)	398,000
Bath & Body Works, Inc.
96,000	7.500	06/15/29	97,680
84,000	6.625	10/01/30(a)	85,785
118,000	6.875	11/01/35	120,655
93,000	6.750	07/01/36	93,465
Bausch + Lomb Corp.
240,000	8.375	10/01/28(a)	249,000
Beazer Homes USA, Inc.
100,000	7.500	03/15/31(a)	102,375
Boyd Gaming Corp.
174,000	4.750	12/01/27	174,217
154,000	4.750	06/15/31(a)	150,728
Brightstar Lottery PLC
200,000	5.250	01/15/29(a)	199,750
Caesars Entertainment, Inc.
174,000	4.625	10/15/29(a)	170,955
152,000	7.000	02/15/30(a)	155,610
239,000	6.500	02/15/32(a)	243,780
220,000	6.000	10/15/32(a)	215,875
Carnival Corp.
92,000	5.125	05/01/29(a)	93,437
110,000	5.750	03/15/30(a)	113,987
100,000	5.875	06/15/31(a)	104,688
202,000	5.750	08/01/32(a)	210,080
320,000	6.125	02/15/33(a)	331,400
Carvana Co.
293,900	9.000	06/01/30(a)(b)	307,493
284,074	9.000	06/01/31(a)(b)	313,902
Churchill Downs, Inc.
47,000	5.500	04/01/27(a)	47,117
246,000	5.750	04/01/30(a)	247,538
Cinemark USA, Inc.
76,000	5.250	07/15/28(a)	76,190
50,000	7.000	08/01/32(a)	52,063

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Clarios Global LP / Clarios U.S. Finance Co.
$45,000	6.750%	05/15/28(a)	$ 46,125
89,000	6.750	02/15/30(a)	93,561
Cooper-Standard Automotive, Inc.
250,000	13.500	03/31/27(a)(b)	256,875
Crocs, Inc.
50,000	4.125	08/15/31(a)	46,750
Dana, Inc.
73,000	4.250	09/01/30	70,080
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
197,000	4.625	01/15/29(a)	190,105
160,000	6.750	01/15/30(a)	150,800
FirstCash, Inc.
146,000	4.625	09/01/28(a)	144,175
79,000	6.875	03/01/32(a)	81,864
Gap, Inc. (The)
87,000	3.625	10/01/29(a)	82,976
122,000	3.875	10/01/31(a)	114,070
GEO Group, Inc. (The)
136,000	8.625	04/15/29	142,120
105,000	10.250	04/15/31	113,138
Goodyear Tire & Rubber Co. (The)
129,000	4.875	03/15/27	128,839
48,000	5.000	07/15/29	47,280
68,000	5.250	04/30/31	65,450
140,000	5.250	07/15/31	134,225
120,000	5.625	04/30/33	114,150
Hilton Domestic Operating Co., Inc.
257,000	5.875	04/01/29(a)	263,104
94,000	3.750	05/01/29(a)	92,002
139,000	4.875	01/15/30	139,174
280,000	4.000	05/01/31(a)	269,500
245,000	3.625	02/15/32(a)	228,462
100,000	5.750	09/15/33(a)	102,375
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
280,000	4.875	07/01/31(a)	264,250
140,000	6.625	01/15/32(a)	142,975
Iron Mountain Information Management Services, Inc.
58,000	5.000	07/15/32(a)	56,333
Iron Mountain, Inc.
86,000	4.875	09/15/27(a)	86,215
168,000	5.250	03/15/28(a)	168,210
35,000	5.000	07/15/28(a)	35,044
92,000	7.000	02/15/29(a)	94,760
45,000	4.875	09/15/29(a)	44,662
145,000	5.250	07/15/30(a)	145,000
217,000	4.500	02/15/31(a)	210,083
115,000	5.625	07/15/32(a)	115,144
K Hovnanian Enterprises, Inc.
70,000	8.375	10/01/33(a)	71,925
KB Home
100,000	4.000	06/15/31	95,500
Kohl’s Corp.
108,000	5.550	07/17/45	72,090
LCM Investments Holdings II LLC
199,000	4.875	05/01/29(a)	196,761

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
LGI Homes, Inc.
$100,000	4.000%	07/15/29(a)	$ 92,875
50,000	7.000	11/15/32(a)	49,187
Liberty Interactive LLC
429,000	8.250	02/01/30	20,378
Light & Wonder International, Inc.
67,000	7.250	11/15/29(a)	68,759
172,000	7.500	09/01/31(a)	180,170
100,000	6.250	10/01/33(a)	100,500
Lithia Motors, Inc.
105,000	3.875	06/01/29(a)	101,981
M/I Homes, Inc.
100,000	3.950	02/15/30	96,500
Macy’s Retail Holdings LLC
50,000	6.125	03/15/32(a)	50,500
98,000	5.125	01/15/42	81,830
115,000	4.300	02/15/43	84,525
Marriott Ownership Resorts, Inc.
100,000	4.750	01/15/28	99,375
150,000	6.500	10/01/33(a)	145,875
MGM Resorts International
100,000	4.750	10/15/28	100,125
228,000	6.125	09/15/29	235,125
100,000	6.500	04/15/32	102,625
Michaels Cos., Inc. (The)
125,000	5.250	05/01/28(a)	125,500
162,000	7.875	05/01/29(a)	163,418
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
100,000	11.875	04/15/31(a)	106,000
Muvico LLC
40,000	15.000	02/19/29(a)(b)	38,300
NCL Corp. Ltd.
173,000	7.750	02/15/29(a)	185,110
40,000	6.750	02/01/32(a)	41,250
160,000	6.250	09/15/33(a)	162,000
NCL Finance Ltd.
122,000	6.125	03/15/28(a)	125,660
New Home Co., Inc. (The)
100,000	8.500	11/01/30(a)	104,000
Nissan Motor Acceptance Co. LLC
100,000	2.750	03/09/28(a)	95,321
205,000	2.450	09/15/28(a)	192,145
58,000	7.050	09/15/28(a)	60,158
300,000	5.550	09/13/29(a)	300,213
55,000	6.125	09/30/30(a)	55,231
Nordstrom, Inc.
54,000	4.250	08/01/31	50,760
194,000	5.000	01/15/44	145,985
Park River Holdings, Inc.
75,000	8.750	12/31/30(a)	72,281
PetSmart LLC / PetSmart Finance Corp.
280,000	7.500	09/15/32(a)	283,500
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
60,000	5.625	09/01/29(a)	43,125
Prime Security Services Borrower LLC / Prime Finance, Inc.
162,000	3.375	08/31/27(a)	159,772

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
QVC, Inc.
$135,000	6.875%	04/15/29(a)	$ 57,881
Resorts World Las Vegas LLC / RWLV Capital, Inc.
235,000	8.450	07/27/30(a)	239,406
RHP Hotel Properties LP / RHP Finance Corp.
85,000	4.750	10/15/27	85,159
85,000	7.250	07/15/28(a)	87,338
134,000	4.500	02/15/29(a)	132,325
171,000	6.500	04/01/32(a)	177,412
Sabre Financial Borrower LLC
124,000	11.125	06/15/29(a)	119,970
Sabre GLBL, Inc.
130,000	10.750	11/15/29(a)	95,225
115,000	10.750	03/15/30(a)	83,806
110,000	11.125	07/15/30(a)	80,163
Saks Global Enterprises LLC
65,000	11.000	12/15/29(a)	203
Science Applications International Corp.
46,000	5.875	11/01/33(a)	45,770
Shea Homes LP / Shea Homes Funding Corp.
100,000	4.750	02/15/28	99,500
Six Flags Entertainment Corp.
74,000	7.250	05/15/31(a)	72,890
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
100,000	8.625	01/15/32(a)	101,375
Sonic Automotive, Inc.
163,000	4.875	11/15/31(a)	157,906
Sotheby’s/Bidfair Holdings, Inc.
225,000	5.875	06/01/29(a)	216,000
Staples, Inc.
177,000	10.750	09/01/29(a)	163,725
185,000	12.750	01/15/30(a)	131,350
Station Casinos LLC
93,000	4.500	02/15/28(a)	93,000
80,000	4.625	12/01/31(a)	77,400
100,000	6.625	03/15/32(a)	102,375
Taylor Morrison Communities, Inc.
19,000	5.750	01/15/28(a)	19,333
110,000	5.750	11/15/32(a)	113,987
Travel + Leisure Co.
150,000	6.000	04/01/27	152,063
128,000	4.500	12/01/29(a)	125,600
Vail Resorts, Inc.
125,000	5.625	07/15/30(a)	127,109
VF Corp.
93,000	6.450	11/01/37	92,070
Viking Cruises Ltd.
295,000	7.000	02/15/29(a)	295,553
87,000	9.125	07/15/31(a)	92,764
Wayfair LLC
85,000	7.250	10/31/29(a)	88,081
103,000	7.750	09/15/30(a)	108,408
Weekley Homes LLC / Weekley Finance Corp.
100,000	6.750	01/15/34(a)	100,375
Williams Scotsman, Inc.
185,000	6.625	06/15/29(a)	191,475
165,000	6.625	04/15/30(a)	171,187

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Williams Scotsman, Inc. – (continued)
$50,000	7.375%	10/01/31(a)	$ 52,313
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
179,000	5.250	05/15/27(a)	179,671
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
119,000	5.125	10/01/29(a)	120,190
119,000	7.125	02/15/31(a)	128,966
Yum! Brands, Inc.
222,000	4.750	01/15/30(a)	223,110
124,000	3.625	03/15/31	117,955
170,000	4.625	01/31/32	168,725
170,000	5.375	04/01/32	173,187
79,000	6.875	11/15/37	88,480

			20,677,378

Consumer Noncyclical – 3.4%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
376,000	4.875	02/15/30(a)	373,650
100,000	6.250	03/15/33(a)	102,875
150,000	5.750	03/31/34(a)	150,000
Allied Universal Holdco LLC
223,000	7.875	02/15/31(a)	236,380
Allied Universal Holdco LLC / Allied Universal Finance Corp.
200,000	6.000	06/01/29(a)	198,750
Allied Universal Holdco LLC /Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
200,000	4.625	06/01/28(a)	197,750
Avantor Funding, Inc.
260,000	4.625	07/15/28(a)	258,700
94,000	3.875	11/01/29(a)	89,887
Deluxe Corp.
19,000	8.125	09/15/29(a)	19,879
Hologic, Inc.
39,000	4.625	02/01/28(a)	38,986
145,000	3.250	02/15/29(a)	144,456
ION Platform Finance U.S., Inc.
293,000	7.875	09/30/32(a)	235,865
LifePoint Health, Inc.
93,000	5.375	01/15/29(a)	91,140
Molina Healthcare, Inc.
370,000	3.875	11/15/30(a)	337,625
215,000	6.250	01/15/33(a)	212,312
Murphy Oil USA, Inc.
91,000	3.750	02/15/31(a)	85,654
Organon & Co / Organon Foreign Debt Co.-Issuer BV
252,000	4.125	04/30/28(a)	247,905
436,000	5.125	04/30/31(a)	389,130
Perrigo Finance Unlimited Co.
250,000	5.150	06/15/30	247,482
Perrigo Finance Unlimited Co., Series USD
62,000	6.125	09/30/32	60,924
Prestige Brands, Inc.
116,000	3.750	04/01/31(a)	108,968
RR Donnelley & Sons Co.
183,000	9.500	08/01/29(a)	188,490
RRD Intermediate Holdings, Inc.
100,590	11.000	12/01/30(a)(b)	103,608

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Team Health Holdings, Inc.
$264,510	13.500%	06/30/28(a)(b)	$ 278,727
Teleflex, Inc.
149,000	4.625	11/15/27	147,882
Tenet Healthcare Corp.
100,000	4.375	01/15/30	98,625

			4,645,650

Consumer Products – 1.3%
Edgewell Personal Care Co.
77,000	5.500	06/01/28(a)	77,193
77,000	4.125	04/01/29(a)	74,305
Energizer Holdings, Inc.
50,000	6.000	09/15/33(a)	48,937
Newell Brands, Inc.
193,000	6.375	09/15/27	196,136
98,000	6.625	09/15/29	100,083
88,000	6.625	05/15/32	88,110
56,000	7.375	04/01/36	56,127
95,000	7.500	04/01/46	83,362
Scotts Miracle-Gro Co. (The)
80,000	4.000	04/01/31	75,900
203,000	4.375	02/01/32	192,596
Somnigroup International, Inc.
230,000	4.000	04/15/29(a)	224,250
43,000	3.875	10/15/31(a)	40,528
Whirlpool Corp.
164,000	2.400	05/15/31	137,244
190,000	5.500	03/01/33	180,610
141,000	6.500	06/15/33	140,648
Whirlpool Corp., MTN
61,000	5.150	03/01/43	51,347

			1,767,376

Distribution & Logistics – 0.4%
WESCO Distribution, Inc.
124,000	7.250	06/15/28(a)	125,240
189,000	6.375	03/15/29(a)	194,434
149,000	6.625	03/15/32(a)	155,332
100,000	6.375	03/15/33(a)	104,500

			579,506

Electric – 3.2%
AES Corp. (The)
(US 5 Year CMT T-Note + 3.201%)
176,000	7.600	01/15/55	177,747
(US 5 Year CMT T-Note + 2.890%)
50,000	6.950	07/15/55	48,556
Alpha Generation LLC
50,000	6.750	10/15/32(a)	52,000
100,000	6.250	01/15/34(a)	101,625
Artera Services LLC
72,000	8.500	02/15/31(a)	59,670
Clearway Energy Operating LLC
165,000	4.750	03/15/28(a)	164,794
147,000	3.750	02/15/31(a)	139,650
Constellation Energy Generation LLC
11,000	5.000	02/01/31(a)	11,181

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
DPL LLC
$100,000	4.350%	04/15/29	$ 99,000
EUSHI Finance, Inc.
(US 5 Year CMT T-Note + 3.136%)
385,000	7.625	12/15/54	407,139
(US 5 Year CMT T-Note + 2.509%)
100,000	6.250	04/01/56	101,080
NRG Energy, Inc.
100,000	5.750	01/15/28	100,000
124,000	3.375	02/15/29(a)	119,480
342,000	5.250	06/15/29(a)	344,137
100,000	5.750	07/15/29(a)	100,375
183,000	3.625	02/15/31(a)	173,592
80,000	6.000	02/01/33(a)	82,100
191,000	6.250	11/01/34(a)	198,163
PG&E Corp.
100,000	5.000	07/01/28	99,662
211,000	5.250	07/01/30	211,345
(US 5 Year CMT T-Note + 3.883%)
250,000	7.375	03/15/55	258,777
Talen Energy Supply LLC
295,000	6.250	02/01/34(a)	299,978
50,000	6.500	02/01/36(a)	51,469
TerraForm Power Operating LLC
50,000	5.000	01/31/28(a)	50,125
Vistra Operations Co. LLC
202,000	5.625	02/15/27(a)	201,874
270,000	4.375	05/01/29(a)	267,637
96,000	7.750	10/15/31(a)	101,640
12,000	6.875	04/15/32(a)	12,645
XPLR Infrastructure Operating Partners LP
266,000	4.500	09/15/27(a)	265,003
79,000	7.750	04/15/34(a)	82,061

			4,382,505

Electrical – 0.0%
EnerSys
55,000	6.625	01/15/32(a)	56,994

Energy – 8.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
39,000	5.750	01/15/28(a)	38,976
65,000	5.375	06/15/29(a)	65,081
162,000	6.625	02/01/32(a)	168,075
100,000	5.750	10/15/33(a)	101,312
Archrock Partners LP / Archrock Partners Finance Corp.
168,000	6.250	04/01/28(a)	168,420
200,000	6.625	09/01/32(a)	208,250
Archrock Services LP / Archrock Partners Finance Corp.
160,000	6.000	02/01/34(a)	161,700
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
75,000	9.000	11/01/27(a)	90,094
165,000	5.875	06/30/29(a)	165,825
120,000	6.625	07/15/33(a)	124,650
Bristow Group, Inc.
115,000	6.875	03/01/28(a)	114,856

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Buckeye Partners LP
$40,000	3.950%	12/01/26	$ 39,700
63,000	4.125	12/01/27	62,606
114,000	4.500	03/01/28(a)	113,715
50,000	5.850	11/15/43	47,187
85,000	5.600	10/15/44	78,094
California Resources Corp.
50,000	8.250	06/15/29(a)	52,563
110,000	7.000	01/15/34(a)	112,200
Chord Energy Corp.
170,000	6.750	03/15/33(a)	176,800
CNX Midstream Partners LP
115,000	4.750	04/15/30(a)	112,556
CNX Resources Corp.
55,000	7.250	03/01/32(a)	57,681
Comstock Resources, Inc.
288,000	6.750	03/01/29(a)	287,280
50,000	5.875	01/15/30(a)	48,375
CQP Holdco LP / BIP-V Chinook Holdco LLC
370,000	5.500	06/15/31(a)	370,231
Crescent Energy Finance LLC
100,000	7.750	07/31/29(a)	100,875
206,000	7.625	04/01/32(a)	208,833
80,000	7.875	04/15/32(a)	81,600
212,000	7.375	01/15/33(a)	210,675
73,000	8.375	01/15/34(a)	75,372
CVR Energy, Inc.
114,000	5.750	02/15/28(a)	113,999
178,000	7.875	02/15/34(a)	174,663
Delek Logistics Partners LP / Delek Logistics Finance Corp.
90,000	8.625	03/15/29(a)	93,938
100,000	7.375	06/30/33(a)	103,500
Global Partners LP / GLP Finance Corp.
195,000	6.875	01/15/29	196,828
Harvest Midstream I LP
75,000	7.500	09/01/28(a)	75,937
Hilcorp Energy I LP / Hilcorp Finance Co.
31,000	6.250	11/01/28(a)	31,271
89,000	5.750	02/01/29(a)	89,334
100,000	6.000	04/15/30(a)	98,875
105,000	6.000	02/01/31(a)	102,506
90,000	8.375	11/01/33(a)	95,175
97,000	6.875	05/15/34(a)	95,181
87,000	7.250	02/15/35(a)	86,348
Kinetik Holdings LP
228,000	6.625	12/15/28(a)	234,840
58,000	5.875	06/15/30(a)	58,798
Kodiak Gas Services LLC
90,000	7.250	02/15/29(a)	93,319
91,000	6.500	10/01/33(a)	93,673
Matador Resources Co.
25,000	6.875	04/15/28(a)	25,500
97,000	6.250	04/15/33(a)	98,819
Murphy Oil Corp.
100,000	6.000	10/01/32	99,875
111,000	5.875	12/01/42	98,096
Nabors Industries, Inc.
152,000	9.125	01/31/30(a)	159,505

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Nabors Industries, Inc. – (continued)
$89,000	8.875%	08/15/31(a)	$ 92,560
Northern Oil & Gas, Inc.
76,000	8.750	06/15/31(a)	79,420
30,000	7.875	10/15/33(a)	30,731
PBF Holding Co. LLC / PBF Finance Corp.
96,000	9.875	03/15/30(a)	101,760
100,000	7.875	09/15/30(a)	100,750
Permian Resources Operating LLC
108,000	8.000	04/15/27(a)	108,608
45,000	5.875	07/01/29(a)	45,281
140,000	7.000	01/15/32(a)	147,000
100,000	6.250	02/01/33(a)	103,250
SM Energy Co.
78,000	6.625	01/15/27	78,146
235,000	8.375	07/01/28(a)	242,638
100,000	6.500	07/15/28	100,500
105,000	8.625	11/01/30(a)	111,431
207,000	8.750	07/01/31(a)	217,350
45,000	9.625	06/15/33(a)	49,781
Sunoco LP
266,000	7.000	05/01/29(a)	276,640
335,000	4.500	10/01/29(a)	329,556
115,000	4.625	05/01/30(a)	112,557
250,000	6.250	07/01/33(a)	258,125
50,000	5.875	03/15/34(a)	50,500
Sunoco LP / Sunoco Finance Corp.
115,000	5.875	03/15/28	115,216
65,000	4.500	04/30/30	63,862
Talos Production, Inc.
100,000	9.000	02/01/29(a)	104,000
109,000	9.375	02/01/31(a)	116,085
Transocean International Ltd.
178,000	8.250	05/15/29(a)	185,787
86,000	8.500	05/15/31(a)	91,160
50,000	7.875	10/15/32(a)	53,750
120,000	6.800	03/15/38	116,550
Transocean Titan Financing Ltd.
47,667	8.375	02/01/28(a)	48,680
Transocean, Inc.
35,000	8.750	02/15/30(a)	36,531
USA Compression Partners LP / USA Compression Finance Corp.
117,000	7.125	03/15/29(a)	120,803
50,000	6.250	10/01/33(a)	50,875
Venture Global LNG, Inc.
472,000	8.125	06/01/28(a)	486,160
307,000	9.500	02/01/29(a)	330,025
155,000	7.000	01/15/30(a)	157,325
295,000	9.875	02/01/32(a)	313,069
Venture Global Plaquemines LNG LLC
253,000	6.500	01/15/34(a)	266,757
257,000	7.750	05/01/35(a)	292,016
373,000	6.750	01/15/36(a)	397,945
Weatherford International Ltd.
136,000	8.625	04/30/30(a)	139,230
50,000	6.750	10/15/33(a)	52,250

			12,138,222

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – 5.8%
Azorra Finance Ltd.
$25,000	7.250%	01/15/31(a)	$26,152
Bread Financial Holdings, Inc.
25,000	6.750	05/15/31(a)	25,531
(US 5 Year CMT T-Note + 4.300%)
134,000	8.375	06/15/35(a)	136,513
Burford Capital Global Finance LLC
200,000	9.250	07/01/31(a)	204,750
Cobra AcquisitionCo LLC
100,000	12.250	11/01/29(a)	102,375
Coinbase Global, Inc.
147,000	3.625	10/01/31(a)	128,258
Compass Group Diversified Holdings LLC
184,109	5.250	04/15/29(a)	172,372
110,000	5.000	01/15/32(a)	97,350
Credit Acceptance Corp.
162,000	6.625	03/15/30(a)	161,393
CrossCountry Intermediate HoldCo LLC
50,000	6.750	12/01/32(a)	49,563
Encore Capital Group, Inc.
50,000	6.625	04/15/31(a)	50,625
Enova International, Inc.
104,000	11.250	12/15/28(a)	110,370
100,000	9.125	08/01/29(a)	105,000
Freedom Mortgage Holdings LLC
189,000	9.250	02/01/29(a)	198,214
122,000	9.125	05/15/31(a)	126,422
80,000	7.875	04/01/33(a)	78,900
Hightower Holding LLC
100,000	9.125	01/31/30(a)	104,375
HUB International Ltd.
63,000	5.625	12/01/29(a)	61,976
287,000	7.250	06/15/30(a)	296,687
249,000	7.375	01/31/32(a)	254,291
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
93,000	5.250	05/15/27	92,070
93,000	9.750	01/15/29	91,954
180,000	4.375	02/01/29	153,900
50,000	10.000	11/15/29(a)	49,437
84,000	9.000	06/15/30	80,325
Jefferson Capital Holdings LLC
155,000	9.500	02/15/29(a)	163,234
LD Holdings Group LLC
170,000	8.750	11/01/27(a)	162,138
50,000	6.125	04/01/28(a)	44,625
Navient Corp.
77,000	4.875	03/15/28	74,594
336,000	5.500	03/15/29	313,740
50,000	11.500	03/15/31	52,937
Navient Corp., MTN
205,000	5.625	08/01/33	169,125
OneMain Finance Corp.
120,000	3.500	01/15/27	118,350
243,000	3.875	09/15/28	235,406
224,000	5.375	11/15/29	222,040
84,000	7.875	03/15/30	87,780
176,000	4.000	09/15/30	162,580

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
OneMain Finance Corp. – (continued)
$69,000	7.125%	11/15/31	$70,639
135,000	6.750	03/15/32	136,350
50,000	7.125	09/15/32	51,312
150,000	6.500	03/15/33	148,875
100,000	6.750	09/15/33	99,625
Osaic Holdings, Inc.
185,000	6.750	08/01/32(a)	186,850
50,000	8.000	08/01/33(a)	49,875
PennyMac Financial Services, Inc.
100,000	4.250	02/15/29(a)	96,375
26,000	7.875	12/15/29(a)	27,267
152,000	7.125	11/15/30(a)	156,750
119,000	5.750	09/15/31(a)	116,174
200,000	6.750	02/15/34(a)	197,750
PRA Group, Inc.
100,000	8.375	02/01/28(a)	101,000
119,000	5.000	10/01/29(a)	109,926
Prospect Capital Corp.
114,000	3.437	10/15/28	101,318
Rocket Cos., Inc.
225,000	6.500	08/01/29(a)	231,472
100,000	7.125	02/01/32(a)	104,372
123,000	6.375	08/01/33(a)	127,305
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
100,000	3.625	03/01/29(a)	96,375
200,000	4.000	10/15/33(a)	184,750
SLM Corp.
50,000	6.500	01/31/30	51,000
Stonex Escrow Issuer LLC
200,000	6.875	07/15/32(a)	207,500
StoneX Group, Inc.
100,000	7.875	03/01/31(a)	106,375
United Wholesale Mortgage LLC
195,000	5.500	04/15/29(a)	191,831
UWM Holdings LLC
85,000	6.625	02/01/30(a)	84,522
125,000	6.250	03/15/31(a)	120,937

			7,921,877

Fixtures & Fittings – 0.0%
Park River Holdings, Inc.
45,000	8.000	03/15/31(a)	45,281

Food and Beverage – 1.9%
B&G Foods, Inc.
90,000	5.250	09/15/27	86,850
Chobani Holdco II LLC
52,375	8.750	10/01/29(a)(b)	56,107
Chobani LLC / Chobani Finance Corp., Inc.
100,000	7.625	07/01/29(a)	104,125
Darling Ingredients, Inc.
100,000	5.250	04/15/27(a)	100,187
Fiesta Purchaser, Inc.
202,000	7.875	03/01/31(a)	208,818
HLF Financing Sarl LLC / Herbalife International, Inc.
8,000	12.250	04/15/29(a)	8,570
144,000	4.875	06/01/29(a)	138,600
Lamb Weston Holdings, Inc.
205,000	4.125	01/31/30(a)	198,850

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Lamb Weston Holdings, Inc. – (continued)
$40,000	4.375%	01/31/32(a)	$38,200
Performance Food Group, Inc.
146,000	6.125	09/15/32(a)	150,563
Post Holdings, Inc.
97,000	4.625	04/15/30(a)	95,302
301,000	4.500	09/15/31(a)	288,960
68,000	6.250	02/15/32(a)	70,210
100,000	6.375	03/01/33(a)	102,125
160,000	6.250	10/15/34(a)	164,000
142,000	6.500	03/15/36(a)	144,840
Primo Water Holdings Inc / Triton Water Holdings, Inc.
100,000	6.250	04/01/29(a)	100,375
60,000	4.375	04/30/29(a)	59,175
U.S. Foods, Inc.
100,000	6.875	09/15/28(a)	103,250
195,000	4.750	02/15/29(a)	194,269
175,000	4.625	06/01/30(a)	173,906

			2,587,282

Glass Packaging – 0.4%
Ardagh Group SA
200,000	12.000	12/01/30(a)(b)	194,000
Mauser Packaging Solutions Holding Co.
149,000	9.250	04/15/30(a)	147,138
OI European Group BV
35,000	4.750	02/15/30(a)	33,731
Owens-Brockway Glass Container, Inc.
140,000	6.625	05/13/27(a)	140,350

			515,219

Hardware – 0.1%
NCR Voyix Corp.
76,000	5.000	10/01/28(a)	74,765
59,000	5.125	04/15/29(a)	58,115

			132,880

Healthcare – 5.1%
Acadia Healthcare Co., Inc.
100,000	7.375	03/15/33(a)	103,125
Accendra Health, Inc.
68,000	6.625	04/01/30(a)	32,980
AdaptHealth LLC
180,000	6.125	08/01/28(a)	180,225
88,000	4.625	08/01/29(a)	85,030
AMN Healthcare, Inc.
110,000	4.000	04/15/29(a)	105,196
110,000	6.500	01/15/31(a)	111,098
Charles River Laboratories International, Inc.
215,000	4.000	03/15/31(a)	203,309
CHS/Community Health Systems, Inc.
90,000	6.000	01/15/29(a)	89,831
223,000	6.875	04/15/29(a)	215,474
123,000	6.125	04/01/30(a)	109,009
272,000	5.250	05/15/30(a)	261,120
152,000	4.750	02/15/31(a)	140,220
179,000	10.875	01/15/32(a)	194,215
306,000	9.750	01/15/34(a)	323,595

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
CVS Health Corp.
(US 5 Year CMT T-Note + 2.516%)
$183,000	6.750%	12/10/54	$191,306
(US 5 Year CMT T-Note + 2.886%)
174,000	7.000	03/10/55	182,185
DaVita, Inc.
322,000	4.625	06/01/30(a)	315,157
193,000	3.750	02/15/31(a)	180,938
Encompass Health Corp.
137,000	4.750	02/01/30	136,486
IQVIA, Inc.
280,000	5.000	05/15/27(a)	279,825
250,000	6.500	05/15/30(a)	258,750
LifePoint Health, Inc.
145,000	8.375	02/15/32(a)	157,325
40,000	10.000	06/01/32(a)	41,750
MPH Acquisition Holdings LLC
25,000	5.750	12/31/30(a)	18,437
50,000	11.500	12/31/30(a)(b)	45,125
180,675	6.750	03/31/31(a)(b)	115,632
MPT Operating Partnership LP / MPT Finance Corp.
100,000	5.000	10/15/27	98,187
45,000	4.625	08/01/29	39,094
287,000	3.500	03/15/31	220,631
237,000	8.500	02/15/32(a)	254,479
Radiology Partners, Inc.
120,624	9.781	02/15/30(a)(b)	113,387
150,000	8.500	07/15/32(a)	153,562
Service Corp International
170,000	5.750	10/15/32	173,400
Service Corp. International
45,000	4.625	12/15/27	45,168
217,000	5.125	06/01/29	218,899
35,000	4.000	05/15/31	33,469
Tenet Healthcare Corp.
170,000	5.125	11/01/27	170,106
141,000	4.625	06/15/28	140,824
159,000	6.125	10/01/28	158,901
220,000	4.250	06/01/29	217,250
129,000	6.125	06/15/30	131,741
150,000	6.750	05/15/31	156,188
150,000	6.875	11/15/31	163,875
200,000	5.500	11/15/32(a)	202,250
100,000	6.000	11/15/33(a)	103,312

			6,872,066

Insurance – 1.5%
Acrisure LLC / Acrisure Finance, Inc.
57,000	8.250	02/01/29(a)	57,143
150,000	4.250	02/15/29(a)	143,250
139,000	8.500	06/15/29(a)	139,000
142,000	6.000	08/01/29(a)	132,770
190,000	7.500	11/06/30(a)	193,562
50,000	6.750	07/01/32(a)	49,250
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
299,000	4.250	10/15/27(a)	295,636
133,000	6.750	10/15/27(a)	133,499

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer – (continued)
$89,000	6.750%	04/15/28(a)	$ 89,890
14,000	5.875	11/01/29(a)	13,720
259,000	7.000	01/15/31(a)	263,209
150,000	6.500	10/01/31(a)	151,125
AmWINS Group, Inc.
27,000	6.375	02/15/29(a)	27,439
170,000	4.875	06/30/29(a)	165,962
Ryan Specialty LLC
100,000	4.375	02/01/30(a)	97,500
130,000	5.875	08/01/32(a)	131,300

			2,084,255

Internet & Data – 0.2%
ION Platform Finance U.S., Inc. / ION Platform Finance Sarl
100,000	4.625	05/01/28(a)	92,750
55,000	5.000	05/01/28(a)	51,012
110,000	9.000	08/01/29(a)	102,300

			246,062

Leisure Time – 0.1%
NCL Corp. Ltd.
100,000	6.250	03/01/30(a)	102,625

Media Non Cable – 1.0%
AMC Networks, Inc.
90,000	10.250	01/15/29(a)	96,694
46,000	4.250	02/15/29	40,710
50,000	10.500	07/15/32(a)	51,000
Discovery Global Holdings, Inc.
208,000	4.054	03/15/29	206,700
377,000	4.279	03/15/32	347,311
336,000	5.050	03/15/42	242,340
25,000	5.141	03/15/52	16,875
Paramount Global
(3M USD LIBOR + 3.899%)
235,000	6.250	02/28/57	194,403
(US 5 Year CMT T-Note + 3.999%)
77,000	6.375	03/30/62	61,027
Warnermedia Holdings, Inc.
110,000	4.279	03/15/32	93,088

			1,350,148

Metals – 1.1%
Alcoa Nederland Holding BV
270,000	7.125	03/15/31(a)	286,628
Arsenal AIC Parent LLC
160,000	11.500	10/01/31(a)	176,400
Commercial Metals Co.
100,000	4.125	01/15/30	97,375
150,000	3.875	02/15/31	142,688
110,000	6.000	12/15/35(a)	112,750
Kaiser Aluminum Corp.
150,000	4.500	06/01/31(a)	145,500
Novelis Corp.
145,000	4.750	01/30/30(a)	141,012
289,000	3.875	08/15/31(a)	264,435

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Metals – (continued)
United States Steel Corp.
$150,000	6.650%	06/01/37	$ 159,000

			1,525,788

Metals and Mining – 1.0%
ATI, Inc.
142,000	5.875	12/01/27	142,355
105,000	4.875	10/01/29	105,263
112,000	7.250	08/15/30	117,460
105,000	5.125	10/01/31	105,525
Big River Steel LLC / BRS Finance Corp.
130,000	6.625	01/31/29(a)	130,406
Cleveland-Cliffs, Inc.
130,000	4.875	03/01/31(a)	123,175
220,000	7.000	03/15/32(a)	223,850
155,000	7.375	05/01/33(a)	159,650
200,000	6.250	10/01/40	169,500
GrafTech Global Enterprises, Inc.
135,000	9.875	12/23/29(a)	81,000

			1,358,184

Natural Gas – 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
100,000	9.500	06/01/30(a)	107,125
Blue Racer Midstream LLC / Blue Racer Finance Corp.
96,000	7.000	07/15/29(a)	99,960
Ferrellgas LP / Ferrellgas Finance Corp.
100,000	5.875	04/01/29(a)	97,250
150,000	9.250	01/15/31(a)	155,906
Genesis Energy LP / Genesis Energy Finance Corp.
150,000	8.250	01/15/29	156,656
114,000	7.875	05/15/32	119,415
200,000	8.000	05/15/33	211,750
NGL Energy Operating LLC / NGL Energy Finance Corp.
218,000	8.375	02/15/32(a)	229,718
NuStar Logistics LP
198,000	5.625	04/28/27	200,475
Prairie Acquiror LP
84,000	9.000	08/01/29(a)	87,675
Rockies Express Pipeline LLC
118,000	4.950	07/15/29(a)	117,852
100,000	7.500	07/15/38(a)	108,875
108,000	6.875	04/15/40(a)	111,240
Suburban Propane Partners LP/Suburban Energy Finance Corp.
170,000	6.500	12/15/35(a)	168,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
98,000	5.500	01/15/28(a)	97,878
41,000	7.375	02/15/29(a)	42,486
101,000	6.000	12/31/30(a)	102,389
91,000	6.000	09/01/31(a)	91,796
Venture Global LNG, Inc.
303,000	8.375	06/01/31(a)	311,711

			2,619,095

Other – 0.2%
Global Infrastructure Solutions, Inc.
55,000	7.500	04/15/32(a)	58,094
TopBuild Corp.
100,000	4.125	02/15/32(a)	95,125

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Other – (continued)
TopBuild Corp. – (continued)
$70,000	5.625%	01/31/34(a)	$ 70,962

			224,181

Pharmaceuticals – 0.8%
1261229 BC Ltd.
500,000	10.000	04/15/32(a)	517,500
Bausch Health Cos., Inc.
95,000	5.000	01/30/28(a)	83,006
177,000	4.875	06/01/28(a)	164,389
89,000	11.000	09/30/28(a)	93,116
100,000	5.000	02/15/29(a)	76,250
244,000	6.250	02/15/29(a)	193,980
30,000	5.250	02/15/31(a)	19,725

			1,147,966

Publishing – 0.2%
McGraw-Hill Education, Inc.
135,000	5.750	08/01/28(a)	135,000
105,000	8.000	08/01/29(a)	104,213

			239,213

REITs and Real Estate – 2.8%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
146,000	5.750	01/15/29(a)	144,358
Arbor Realty SR, Inc.
115,000	7.875	07/15/30(a)	106,661
Brandywine Operating Partnership LP
100,000	3.950	11/15/27	98,581
109,000	8.875	04/12/29	115,770
100,000	4.550	10/01/29	94,354
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
32,000	4.500	04/01/27(a)	31,633
Cushman & Wakefield U.S. Borrower LLC
114,000	6.750	05/15/28(a)	114,998
Diversified Healthcare Trust
56,000	4.750	02/15/28	54,770
108,000	7.250	10/15/30(a)	112,284
129,000	4.375	03/01/31	117,229
Forestar Group, Inc.
100,000	5.000	03/01/28(a)	100,000
Howard Hughes Corp. (The)
119,000	4.125	02/01/29(a)	115,430
165,000	4.375	02/01/31(a)	157,369
Hudson Pacific Properties LP
169,000	3.950	11/01/27	161,226
46,000	4.650	04/01/29	41,112
50,000	3.250	01/15/30	41,860
Kennedy-Wilson, Inc.
186,000	4.750	02/01/30	180,420
130,000	5.000	03/01/31	126,750
Millrose Properties, Inc.
137,000	6.375	08/01/30(a)	140,425
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
135,000	5.875	10/01/28(a)	135,337
158,000	4.875	05/15/29(a)	155,433
Realogy Group LLC / Realogy Co.-Issuer Corp.
50,000	5.250	04/15/30(a)	47,375

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Rithm Capital Corp.
$260,000	8.000%	04/01/29(a)	$ 261,625
Service Properties Trust
180,000	3.950	01/15/28	171,076
177,000	8.375	06/15/29	185,629
19,000	4.950	10/01/29	17,337
170,000	8.625	11/15/31(a)	179,103
50,000	8.875	06/15/32	50,231
Starwood Property Trust, Inc.
100,000	4.375	01/15/27(a)	99,083
100,000	5.250	10/15/28(a)	100,914
100,000	7.250	04/01/29(a)	104,809
100,000	6.000	04/15/30(a)	102,624
86,000	6.500	07/01/30(a)	89,440

			3,755,246

Rental Equipment – 1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
260,000	5.750	07/15/27(a)	260,650
73,000	4.750	04/01/28(a)	71,540
105,000	5.375	03/01/29(a)	100,931
100,000	8.000	02/15/31(a)	99,375
30,000	8.375	06/15/32(a)	29,550
EquipmentShare.com, Inc.
130,000	8.625	05/15/32(a)	139,263
Hertz Corp. (The)
45,000	4.625	12/01/26(a)	41,175
218,000	12.625	07/15/29(a)	200,560
50,000	5.000	12/01/29(a)	26,125
United Rentals North America, Inc.
291,000	4.875	01/15/28	291,363
236,000	3.875	02/15/31	228,330
160,000	3.750	01/15/32	151,600
100,000	5.375	11/15/33(a)	100,750
127,000	6.125	03/15/34(a)	132,874

			1,874,086

Revenue – 0.2%
Toledo Hospital (The)
27,000	4.982	11/15/45	23,018
Toledo Hospital (The), Series B
202,000	5.325	11/15/28	205,539

			228,557

Software – 2.3%
Clarivate Science Holdings Corp.
185,000	3.875	07/01/28(a)	173,438
65,000	4.875	07/01/29(a)	53,787
Cloud Software Group, Inc.
573,000	6.500	03/31/29(a)	563,415
487,000	9.000	09/30/29(a)	479,555
257,000	8.250	06/30/32(a)	259,164
315,000	6.625	08/15/33(a)	298,463
Fair Isaac Corp.
87,000	4.000	06/15/28(a)	85,586
170,000	6.000	05/15/33(a)	172,550
Flash Compute LLC
125,000	7.250	12/31/30(a)	128,438
Gen Digital, Inc.
223,000	6.750	09/30/27(a)	226,066

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Gen Digital, Inc. – (continued)
$175,000	6.250%	04/01/33(a)	$ 174,782
Rocket Software, Inc.
215,000	9.000	11/28/28(a)	209,356
SS&C Technologies, Inc.
322,000	5.500	09/30/27(a)	321,195
38,000	6.500	06/01/32(a)	38,855

			3,184,650

Technology – 3.0%
Arches Buyer, Inc.
94,000	4.250	06/01/28(a)	91,180
132,000	6.125	12/01/28(a)	124,740
Block, Inc.
100,000	5.625	08/15/30(a)	101,750
184,000	3.500	06/01/31	173,190
359,000	6.500	05/15/32	370,667
Central Parent Inc / CDK Global, Inc.
167,000	7.250	06/15/29(a)	106,254
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
100,000	8.000	06/15/29(a)	64,125
CoreWeave, Inc.
209,000	9.250	06/01/30(a)	205,604
245,000	9.000	02/01/31(a)	236,425
Entegris, Inc.
107,000	4.375	04/15/28(a)	106,465
100,000	5.950	06/15/30(a)	102,375
Go Daddy Operating Co LLC / GD Finance Co., Inc.
197,000	5.250	12/01/27(a)	196,508
GoTo Group, Inc.
120,000	5.500	05/01/28(a)	96,150
Match Group Holdings II LLC
46,000	5.000	12/15/27(a)	46,115
131,000	4.625	06/01/28(a)	129,854
110,000	5.625	02/15/29(a)	110,687
218,000	3.625	10/01/31(a)	197,290
Newfold Digital Holdings Group, Inc.
90,000	11.750	10/15/28(a)	57,712
Pitney Bowes, Inc.
110,000	6.875	03/15/27(a)	110,206
Seagate Data Storage Technology Pte Ltd.
56,000	8.250	12/15/29(a)	59,150
213,000	9.625	12/01/32(a)	238,826
45,000	5.750	12/01/34(a)	46,238
Snap, Inc.
180,000	6.875	03/01/33(a)	179,325
140,000	6.875	03/15/34(a)	139,300
TriNet Group, Inc.
100,000	3.500	03/01/29(a)	90,000
110,000	7.125	08/15/31(a)	107,250
Twilio, Inc.
100,000	3.625	03/15/29	96,375
50,000	3.875	03/15/31	47,313
WULF Compute LLC
330,000	7.750	10/15/30(a)	349,387
Xerox Corp.
100,000	10.250	10/15/30(a)	72,375
65,000	13.500	04/15/31(a)	32,744

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Xerox Corp. – (continued)
$150,000	6.750%	12/15/39	$ 43,500
Xerox Holdings Corp.
60,000	8.875	11/30/29(a)	17,325

			4,146,405

Transportation – 1.0%
American Airlines, Inc.
252,000	7.250	02/15/28(a)	257,670
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
319,000	5.750	04/20/29(a)	324,184
FTAI Aviation Investors LLC
169,000	5.500	05/01/28(a)	169,422
116,000	7.875	12/01/30(a)	123,105
XPO CNW, Inc.
160,000	6.700	05/01/34	174,200
XPO, Inc.
158,000	7.125	06/01/31(a)	164,517
85,000	7.125	02/01/32(a)	89,144

			1,302,242

Water – 0.1%
WBI Operating LLC
30,000	6.250	10/15/30(a)	30,525
55,000	6.500	10/15/33(a)	56,100

			86,625

Wireless – 0.7%
EchoStar Corp.
260,676	10.750	11/30/29	284,300
86,000	6.750	11/30/30(b)	87,397
SBA Communications Corp.
111,000	3.875	02/15/27	110,584
215,000	3.125	02/01/29	207,744
Viasat, Inc.
76,000	5.625	04/15/27(a)	76,000
106,000	6.500	07/15/28(a)	105,072
59,000	7.500	05/30/31(a)	58,484

			929,581

Wirelines – 1.5%
Cablevision Lightpath LLC
200,000	5.625	09/15/28(a)	199,875
Cogent Communications Group LLC / Cogent Finance, Inc.
75,000	7.000	06/15/27(a)	73,781
90,000	6.500	07/01/32(a)	79,988
Embarq LLC
135,000	7.995	06/01/36	52,144
Level 3 Financing, Inc.
95,000	3.625	01/15/29(a)	89,775
98,000	3.750	07/15/29(a)	91,630
226,000	7.000	03/31/34(a)	234,475
Lumen Technologies, Inc.
90,000	4.500	01/15/29(a)	86,625
Lumen Technologies, Inc., Series U
85,000	7.650	03/15/42	80,219
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
100,000	8.625	06/15/32(a)	101,750

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wirelines – (continued)
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
$132,000	4.750%	04/15/28(a)	$ 132,330
155,000	6.500	02/15/29(a)	151,512
Uniti Services LLC
55,000	7.500	10/15/33(a)	57,406
Windstream Services LLC / Windstream Escrow Finance Corp.
235,000	8.250	10/01/31(a)	247,925
Zayo Group Holdings, Inc.
190,000	9.250	03/09/30(a)(b)	185,962
140,000	13.750	09/09/30(a)(b)	127,225

			1,992,622

TOTAL CORPORATE OBLIGATIONS (Cost $117,617,194)			118,580,850

Foreign Corporate Debt – 9.3%

Aerospace & Defense – 0.4%
Bombardier, Inc. (Canada)
86,000	7.000	06/01/32(a)	90,730
40,000	6.750	06/15/33(a)	42,250
335,000	7.450	05/01/34(a)	377,294

			510,274

Basic Industry – 0.7%
Cascades Inc/Cascades USA, Inc. (Canada)
120,000	5.375	01/15/28(a)	119,850
INEOS Finance PLC (Luxembourg)
250,000	6.750	05/15/28(a)	232,533
Mercer International, Inc. (Germany)
63,000	12.875	10/01/28(a)	44,021
25,000	5.125	02/01/29	15,594
Methanex Corp. (Canada)
62,000	5.250	12/15/29	62,620
81,000	5.650	12/01/44	74,014
NOVA Chemicals Corp. (Canada)
173,000	5.250	06/01/27(a)	174,081
194,000	9.000	02/15/30(a)	206,852
65,000	7.000	12/01/31(a)	69,469

			999,034

Capital Goods – 0.1%
Wrangler Holdco Corp. (Canada)
162,000	6.625	04/01/32(a)	169,290

Communications – 1.4%
Altice Financing SA (Luxembourg)
335,000	5.750	08/15/29(a)	232,825
Sunrise FinCo I BV (Netherlands)
200,000	4.875	07/15/31(a)	193,693
Virgin Media Finance PLC (United Kingdom)
200,000	5.000	07/15/30(a)	168,702
Virgin Media Secured Finance PLC (United Kingdom)
225,000	5.500	05/15/29(a)	220,340
600,000	4.500	08/15/30(a)	548,367
VZ Secured Financing BV (Netherlands)
240,000	5.000	01/15/32(a)	214,843
200,000	7.500	01/15/33(a)	197,420
Ziggo BV (Netherlands)
200,000	4.875	01/15/30(a)	188,892

			1,965,082

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Cyclical – 2.5%
1011778 BC ULC / New Red Finance, Inc. (Canada)
$263,000	3.875%	01/15/28(a)	$ 260,699
189,000	4.375	01/15/28(a)	188,527
171,000	3.500	02/15/29(a)	164,801
165,000	6.125	06/15/29(a)	170,569
125,000	5.625	09/15/29(a)	127,344
438,000	4.000	10/15/30(a)	422,122
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC (Canada)
52,000	6.250	09/15/27(a)	52,000
130,000	4.875	02/15/30(a)	122,362
Garda World Security Corp. (Canada)
40,000	6.500	01/15/31(a)	41,200
100,000	8.250	08/01/32(a)	102,375
201,000	8.375	11/15/32(a)	206,528
Global Auto Holdings Ltd/AAG FH UK Ltd. (United Kingdom)
200,000	11.500	08/15/29(a)	205,250
Mattamy Group Corp. (Canada)
93,000	4.625	03/01/30(a)	90,908
Motion Bondco DAC (United Kingdom)
200,000	6.625	11/15/27(a)	190,000
Nissan Motor Co. Ltd. (Japan)
237,000	4.810	09/17/30(a)	225,063
200,000	8.125	07/17/35(a)	218,788
ZF North America Capital, Inc. (Germany)
150,000	6.875	04/14/28(a)	154,875
150,000	7.125	04/14/30(a)	153,750
150,000	6.750	04/23/30(a)	151,688
150,000	6.875	04/23/32(a)	150,562

			3,399,411

Consumer Products – 0.0%
Kronos Acquisition Holdings, Inc. (Canada)
30,000	8.250	06/30/31(a)	20,662
106,000	10.750	06/30/32(a)	46,773

			67,435

Electric – 0.2%
TransAlta Corp. (Canada)
110,000	5.875	02/01/34	110,688
100,000	6.500	03/15/40	101,375

			212,063

Energy – 0.2%
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US 5 Year CMT T-Note + 3.667%)
125,000	7.500	03/01/55	132,998
Vermilion Energy, Inc. (Canada)
95,000	7.250	02/15/33(a)	93,100

			226,098

Financial Company – 0.2%
goeasy Ltd. (Canada)
166,000	9.250	12/01/28(a)	164,963
70,000	6.875	02/15/31(a)	60,637

			225,600

Hardware – 0.2%
Kioxia Holdings Corp. (Japan)
200,000	6.250	07/24/30(a)	208,250

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Insurance – 0.1%
Jones Deslauriers Insurance Management, Inc. (Canada)
$100,000	8.500%	03/15/30(a)	$ 103,875
65,000	6.875	10/01/33(a)	60,125

			164,000

Internet & Data – 0.3%
Rakuten Group, Inc. (Japan)
100,000	11.250	02/15/27(a)	105,250
265,000	9.750	04/15/29(a)	294,749

			399,999

Metals and Mining – 0.2%
Mineral Resources Ltd. (Australia)
258,000	9.250	10/01/28(a)	271,223
50,000	7.000	04/01/31(a)	52,625

			323,848

Mining – 0.5%
First Quantum Minerals Ltd. (Zambia)
200,000	8.625	06/01/31(a)	210,500
288,000	7.250	02/15/34(a)	302,760
Fortescue Treasury Pty Ltd. (Australia)
208,000	4.375	04/01/31(a)	202,194

			715,454

Pharmaceuticals – 0.2%
Bausch Health Cos., Inc. (Canada)
50,000	5.250	01/30/30(a)	35,250
220,000	14.000	10/15/30(a)	221,650

			256,900

Software – 0.3%
Open Text Corp. (Canada)
101,000	3.875	02/15/28(a)	96,833
47,000	3.875	12/01/29(a)	42,359
Open Text Holdings, Inc. (Canada)
19,000	4.125	02/15/30(a)	17,219
319,000	4.125	12/01/31(a)	280,321

			436,732

Transportation – 0.3%
VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland)
165,000	7.875	05/01/27(a)	166,045
128,000	9.500	06/01/28(a)	132,082
50,000	6.375	02/01/30(a)	46,599

			344,726

Wireless – 1.0%
Altice France SA (France)
296,920	6.500	10/15/31(a)	288,235
197,947	6.500	04/15/32(a)	189,782
197,947	6.875	07/15/32(a)	191,019
Connect Finco Sarl / Connect U.S. Finco LLC (United Kingdom)
235,000	9.000	09/15/29(a)	250,275
Rogers Communications, Inc. (Canada)
(US 5 Year CMT T-Note + 2.653%)
150,000	7.000	04/15/55	157,125
(US 5 Year CMT T-Note + 2.620%)
225,000	7.125	04/15/55	239,344

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Wireless – (continued)
(US 5 Year CMT T-Note + 3.590%)
$65,000	5.250%	03/15/82(a)	$ 65,243

			1,381,023

Wirelines – 0.5%
Fibercop SpA (Italy)
200,000	7.721	06/04/38(a)	206,576
Iliad Holding SAS (France)
200,000	8.500	04/15/31(a)	214,171
Telecom Italia Capital SA (Italy)
50,000	6.375	11/15/33	53,124
163,000	7.200	07/18/36	181,146

			655,017

TOTAL FOREIGN CORPORATE DEBT (Cost $12,658,235)			12,660,236

Shares	Dividend Rate		Value

Investment Company – 2.0%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,745,362	3.589%		2,745,362
(Cost $2,745,362)

TOTAL INVESTMENTS – 98.5% (Cost $133,020,791)			$ 133,986,448

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			2,103,144

NET ASSETS – 100.0%			$ 136,089,592

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Pay-in-kind securities.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.7%

U.S. Treasury Inflation Indexed Bonds
$3,618,052	0.375%	01/15/27	$3,609,855
8,524,116	0.125	04/15/27	8,454,552
1,943,379	0.375	07/15/27	1,940,854
6,981,461	1.625	10/15/27	7,097,753
5,963,066	0.500	01/15/28	5,924,357
6,198,025	1.250	04/15/28	6,237,070
17,926,022	0.750	07/15/28	17,931,706
10,050,810	2.375	10/15/28	10,461,938
5,071,493	0.875	01/15/29	5,061,937
4,488,218	2.125	04/15/29	4,640,537
4,851,148	3.875	04/15/29	5,276,597
10,982,409	0.250	07/15/29	10,753,891
336,767	1.625	10/15/29	345,061
15,173,437	0.125	01/15/30	14,648,785
7,748,971	0.125	07/15/30	7,457,905
403,331	0.125	01/15/31	384,001
13,179,963	0.125	07/15/31	12,490,462
12,241,873	0.125	01/15/32	11,456,844
15,626,749	0.625	07/15/32	15,021,931
4,009,557	1.125	01/15/33	3,943,297
10,147,075	1.375	07/15/33	10,137,849
7,843,322	1.750	01/15/34	7,989,614
13,761,127	1.875	07/15/34	14,154,692
6,663,955	2.125	01/15/35	6,944,473
4,199,483	2.125	02/15/40	4,275,033
698,447	2.125	02/15/41	703,992
13,127,934	0.750	02/15/42	10,583,406
1,790,040	0.625	02/15/43	1,383,219
726,217	1.000	02/15/46	568,168
6,403,439	0.875	02/15/47	4,799,863
5,107,946	1.000	02/15/48	3,880,935
1,368,921	1.000	02/15/49	1,026,010
8,502,928	0.250	02/15/50	5,128,184
1,780,384	0.125	02/15/51	1,010,684
6,023,002	0.125	02/15/52	3,343,635
2,952,240	2.125	02/15/54	2,760,247

TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $230,755,604)			231,829,337

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
283,482	3.589%	$283,482
(Cost $283,482)

TOTAL INVESTMENTS – 99.8% (Cost $231,039,086)		$232,112,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		351,137

NET ASSETS – 100.0%		$232,463,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 87.8%

Aerospace & Defense – 2.2%
Boeing Co. (The)
$23,000	5.040%	05/01/27	$23,227
8,000	3.250	03/01/28	7,905
20,000	3.450	11/01/28	19,760
6,000	2.950	02/01/30	5,756
12,000	5.150	05/01/30	12,416
Huntington Ingalls Industries, Inc.
11,000	3.483	12/01/27	10,903
Leidos, Inc.
25,000	2.300	02/15/31	22,683
Lockheed Martin Corp.
60,000	4.450	05/15/28	60,798
16,000	1.850	06/15/30	14,658
Northrop Grumman Corp.
35,000	3.200	02/01/27	34,820
9,000	3.250	01/15/28	8,947
RTX Corp.
8,000	6.700	08/01/28	8,469
23,000	5.750	01/15/29	24,165
Textron, Inc.
8,000	3.650	03/15/27	7,963

			262,470

Banks – 19.6%
American Express Co.
12,000	3.300	05/03/27	11,946
11,000	5.850	11/05/27	11,344
(SOFRINDX + 1.020%)
24,000	5.085	01/30/31(a)	24,773
(SOFR + 1.440%)
10,000	5.016	04/25/31(a)	10,323
Bank of America Corp.
(SOFR + 1.580%)
20,000	4.376	04/27/28(a)	20,113
(SOFR + 1.990%)
24,000	6.204	11/10/28(a)	24,935
(TSFR3M + 1.302%)
18,000	3.419	12/20/28(a)	17,834
(SOFR + 1.630%)
26,000	5.202	04/25/29(a)	26,674
(SOFR + 1.110%)
8,000	4.623	05/09/29(a)	8,112
(SOFR + 2.150%)
19,000	2.592	04/29/31(a)	17,854
Bank of America Corp., GMTN
(TSFR3M + 1.632%)
23,000	3.593	07/21/28(a)	22,868
Bank of America Corp., MTN
(SOFR + 2.040%)
29,000	4.948	07/22/28(a)	29,352
(TSFR3M + 1.332%)
16,000	3.970	03/05/29(a)	15,990
(SOFR + 1.060%)
8,000	2.087	06/14/29(a)	7,677
(TSFR3M + 1.572%)
36,000	4.271	07/23/29(a)	36,211
(TSFR3M + 1.472%)
24,000	3.974	02/07/30(a)	23,991

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(TSFR3M + 1.252%)
$32,000	2.496%	02/13/31(a)	$29,993
(SOFR + 1.530%)
4,000	1.898	07/23/31(a)	3,625
Bank of New York Mellon Corp. (The)
(SOFR + 0.887%)
9,000	4.942	02/11/31(a)	9,291
Bank of New York Mellon Corp. (The), MTN
40,000	2.050	01/26/27	39,449
40,000	3.400	01/29/28	39,802
Capital One Financial Corp.
14,000	3.650	05/11/27	13,962
(SOFR + 2.080%)
11,000	5.468	02/01/29(a)	11,291
(SOFR + 2.640%)
36,000	6.312	06/08/29(a)	37,672
(SOFR + 1.905%)
29,000	5.700	02/01/30(a)	30,211
Charles Schwab Corp. (The)
(SOFR + 2.210%)
8,000	5.643	05/19/29(a)	8,318
(SOFR + 1.878%)
18,000	6.196	11/17/29(a)	19,031
(SOFR + 0.940%)
19,000	4.343	11/14/31(a)	19,118
Citigroup, Inc.
(TSFR3M + 1.600%)
23,000	3.980	03/20/30(a)	22,949
(SOFR + 1.338%)
40,000	4.542	09/19/30(a)	40,521
(SOFR + 1.146%)
73,000	2.666	01/29/31(a)	68,955
(SOFR + 3.914%)
11,000	4.412	03/31/31(a)	11,074
(SOFR + 1.463%)
37,000	4.952	05/07/31(a)	37,972
(SOFR + 2.107%)
12,000	2.572	06/03/31(a)	11,224
(SOFR + 1.171%)
14,000	4.503	09/11/31(a)	14,119
(US 5 Year CMT T-Note + 1.280%)
4,000	5.592	11/19/34(a)	4,134
Citizens Financial Group, Inc.
(US 5 Year CMT T-Note + 1.450%)
38,000	5.299	01/29/36(a)	38,558
Fifth Third Bancorp
11,000	2.550	05/05/27	10,834
(SOFR + 1.355%)
66,000	4.055	04/25/28(a)	66,147
(SOFRINDX + 2.127%)
8,000	4.772	07/28/30(a)	8,122
First Horizon Corp.
(SOFR + 1.766%)
18,000	5.514	03/07/31(a)	18,702
First-Citizens Bank & Trust Co.
35,000	6.125	03/09/28	36,319

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Huntington Bancshares, Inc.
(SOFR + 2.020%)
$23,000	6.208%	08/21/29(a)	$24,129
(SOFR + 1.276%)
10,000	5.272	01/15/31(a)	10,365
JPMorgan Chase & Co.
(SOFR + 1.170%)
14,000	2.947	02/24/28(a)	13,868
(SOFR + 1.560%)
27,000	4.323	04/26/28(a)	27,115
(SOFR + 0.930%)
24,000	4.979	07/22/28(a)	24,345
(SOFR + 1.990%)
23,000	4.851	07/25/28(a)	23,265
(TSFR3M + 1.207%)
8,000	3.509	01/23/29(a)	7,935
(SOFR + 1.015%)
18,000	2.069	06/01/29(a)	17,278
(TSFR3M + 1.522%)
11,000	4.203	07/23/29(a)	11,053
(SOFR + 1.450%)
57,000	5.299	07/24/29(a)	58,602
(SOFR + 1.570%)
29,000	6.087	10/23/29(a)	30,441
(SOFR + 1.160%)
24,000	5.581	04/22/30(a)	25,081
(SOFR + 1.125%)
8,000	4.995	07/22/30(a)	8,230
(TSFR3M + 1.510%)
24,000	2.739	10/15/30(a)	22,985
(SOFR + 2.040%)
16,000	2.522	04/22/31(a)	15,003
(TSFR3M + 2.515%)
52,000	2.956	05/13/31(a)	49,425
KeyCorp, GMTN
(SOFRINDX + 1.227%)
27,000	5.121	04/04/31(a)	27,672
M&T Bank Corp.
(SOFR + 2.800%)
5,000	7.413	10/30/29(a)	5,421
(SOFR + 1.400%)
24,000	5.179	07/08/31(a)	24,799
Morgan Stanley
(SOFR + 2.240%)
23,000	6.296	10/18/28(a)	23,820
(SOFR + 1.260%)
16,000	5.656	04/18/30(a)	16,671
(SOFR + 1.100%)
52,000	4.654	10/18/30(a)	52,826
(SOFR + 1.108%)
24,000	5.230	01/15/31(a)	24,807
(SOFR + 1.510%)
11,000	5.192	04/17/31(a)	11,383
Morgan Stanley, GMTN
(TSFR3M + 1.402%)
24,000	3.772	01/24/29(a)	23,941
(TSFR3M + 1.890%)
16,000	4.431	01/23/30(a)	16,148

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.143%)
$52,000	2.699%	01/22/31(a)	$49,131
Morgan Stanley, MTN
(SOFR + 1.590%)
70,000	5.164	04/20/29(a)	71,484
Northern Trust Corp.
26,000	1.950	05/01/30	23,992
Pinnacle Financial Partners, Inc.
(SOFR + 2.347%)
18,000	6.168	11/01/30(a)	18,908
PNC Financial Services Group, Inc. (The)
(SOFR + 1.620%)
11,000	5.354	12/02/28(a)	11,294
(SOFR + 1.841%)
29,000	5.582	06/12/29(a)	30,016
(SOFR + 1.198%)
24,000	5.492	05/14/30(a)	25,041
(SOFR + 1.072%)
16,000	5.222	01/29/31(a)	16,646
Santander Holdings USA, Inc.
(SOFR + 2.356%)
11,000	6.499	03/09/29(a)	11,452
(SOFR + 1.940%)
32,000	5.353	09/06/30(a)	32,955
State Street Corp.
16,000	4.536	02/28/28	16,282
(SOFR + 1.018%)
24,000	4.530	02/20/29(a)	24,363
(SOFR + 1.484%)
18,000	5.684	11/21/29(a)	18,792
(SOFR + 1.490%)
18,000	3.031	11/01/34(a)	17,152
Synchrony Financial
(SOFR + 1.680%)
18,000	5.450	03/06/31(a)	18,366
Truist Financial Corp., MTN
(SOFR + 2.446%)
18,000	7.161	10/30/29(a)	19,346
(SOFR + 1.620%)
18,000	5.435	01/24/30(a)	18,648
22,000	1.950	06/05/30	20,211
U.S. Bancorp
(SOFR + 1.061%)
35,000	5.046	02/12/31(a)	36,116
U.S. Bancorp, MTN
(SOFR + 0.730%)
5,000	2.215	01/27/28(a)	4,928
(SOFR + 1.660%)
4,000	4.548	07/22/28(a)	4,038
35,000	3.000	07/30/29	33,988
U.S. Bancorp, Series X
11,000	3.150	04/27/27	10,927
US Bancorp
(SOFR + 2.020%)
18,000	5.775	06/12/29(a)	18,711

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Webster Financial Corp.
(US 5 Year CMT T-Note + 2.125%)
$24,000	5.784%	09/11/35(a)	$24,780
Wells Fargo & Co.
(SOFR + 1.790%)
29,000	6.303	10/23/29(a)	30,591
(SOFR + 1.500%)
29,000	5.198	01/23/30(a)	29,935
10,000	5.150	04/23/31(a)	10,360
(SOFR + 1.110%)
9,000	5.244	01/24/31(a)	9,343
Wells Fargo & Co., MTN
(SOFR + 1.510%)
34,000	3.526	03/24/28(a)	33,807
(TSFR3M + 1.572%)
9,000	3.584	05/22/28(a)	8,958
(SOFR + 2.100%)
9,000	2.393	06/02/28(a)	8,814
(SOFR + 1.980%)
10,000	4.808	07/25/28(a)	10,113
(SOFR + 1.740%)
29,000	5.574	07/25/29(a)	30,004
(TSFR3M + 1.262%)
27,000	2.572	02/11/31(a)	25,384
(TSFR3M + 4.032%)
16,000	4.478	04/04/31(a)	16,166

			2,349,040

Basic Industry – 0.6%
Dow Chemical Co. (The)
3,000	7.375	11/01/29	3,295
Ecolab, Inc.
16,000	4.800	03/24/30	16,472
LYB International Finance III LLC
20,000	2.250	10/01/30	18,094
Mosaic Co. (The)
20,000	5.375	11/15/28	20,647
Sherwin-Williams Co. (The)
8,000	3.450	06/01/27	7,956
9,000	4.500	08/15/30	9,138

			75,602

Broadcasting – 0.1%
Fox Corp.
11,000	4.709	01/25/29	11,165

Brokerage – 1.1%
Cboe Global Markets, Inc.
5,000	1.625	12/15/30	4,468
CME Group, Inc.
9,000	4.400	03/15/30	9,167
Intercontinental Exchange, Inc.
30,000	3.750	09/21/28	29,951
16,000	4.350	06/15/29	16,204
10,000	2.100	06/15/30	9,228
Nasdaq, Inc.
65,000	5.350	06/28/28	66,915

			135,933

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials – 1.2%
Amrize Finance U.S. LLC
$20,000	4.950%	04/07/30	$20,523
Martin Marietta Materials, Inc.
30,000	2.500	03/15/30	28,300
Masco Corp.
25,000	2.000	10/01/30	22,634
Mohawk Industries, Inc.
20,000	3.625	05/15/30	19,550
Owens Corning
8,000	3.500	02/15/30	7,830
Stanley Black & Decker, Inc.
40,000	4.250	11/15/28	40,189

			139,026

Capital Goods – 6.6%
3M Co.
11,000	3.050	04/15/30	10,583
Amphenol Corp.
30,000	2.800	02/15/30	28,720
Caterpillar Financial Services Corp.
34,000	4.850	02/27/29	35,083
70,000	4.700	11/15/29	72,079
CNH Industrial Capital LLC
65,000	4.550	04/10/28	65,713
8,000	5.100	04/20/29	8,233
Cummins, Inc.
70,000	4.700	02/15/31	71,995
Honeywell International, Inc.
20,000	4.250	01/15/29	20,255
8,000	2.700	08/15/29	7,689
17,000	4.700	02/01/30	17,445
30,000	1.950	06/01/30	27,611
IDEX Corp.
16,000	4.950	09/01/29	16,440
Ingersoll Rand, Inc.
40,000	5.176	06/15/29	41,466
Jabil, Inc.
23,000	4.250	05/15/27	23,058
John Deere Capital Corp., MTN
8,000	4.900	06/11/27	8,118
11,000	4.750	01/20/28	11,238
23,000	4.850	06/11/29	23,763
28,000	4.375	10/15/30	28,484
Otis Worldwide Corp.
18,000	2.293	04/05/27	17,685
Republic Services, Inc.
16,000	3.375	11/15/27	15,903
40,000	1.450	02/15/31	35,283
Rockwell Automation, Inc.
65,000	3.500	03/01/29	64,319
Roper Technologies, Inc.
8,000	2.000	06/30/30	7,256
29,000	4.450	09/15/30	29,064
Sonoco Products Co.
16,000	4.600	09/01/29	16,218
Waste Management, Inc.
11,000	7.000	07/15/28	11,758
9,000	4.625	02/15/30	9,211
32,000	4.650	03/15/30	32,872

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Westinghouse Air Brake Technologies Corp.
$11,000	4.700%	09/15/28	$11,167
WRKCo, Inc.
11,000	4.900	03/15/29	11,244
Xylem, Inc.
11,000	1.950	01/30/28	10,623

			790,576

Communications – 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
11,000	5.050	03/30/29	11,175
Comcast Corp.
23,000	3.550	05/01/28	22,899
16,000	3.400	04/01/30	15,650
60,000	1.950	01/15/31	54,205
Walt Disney Co. (The)
23,000	3.700	03/23/27	22,977
16,000	3.800	03/22/30	15,992

			142,898

Consumer Cyclical – 7.2%
Amazon.com, Inc.
9,000	4.550	12/01/27	9,147
36,000	3.450	04/13/29	35,765
19,000	4.100	11/20/30	19,132
American Honda Finance Corp.
11,000	5.650	11/15/28	11,489
28,000	4.450	01/08/31	28,295
American Honda Finance Corp., GMTN
11,000	3.500	02/15/28	10,926
AutoNation, Inc.
16,000	1.950	08/01/28	15,243
AutoZone, Inc.
11,000	4.000	04/15/30	10,954
Costco Wholesale Corp.
12,000	1.600	04/20/30	10,990
Ford Motor Co.
29,000	6.625	10/01/28	30,756
25,000	9.625	04/22/30	29,196
General Motors Co.
19,000	6.800	10/01/27	19,722
General Motors Financial Co., Inc.
11,000	2.700	08/20/27	10,807
18,000	3.850	01/05/28	17,965
25,000	5.550	07/15/29	25,997
24,000	5.350	01/07/30	24,875
Global Payments, Inc.
5,000	4.450	06/01/28	5,016
19,000	4.875	11/15/30	18,937
Home Depot, Inc. (The)
11,000	2.800	09/14/27	10,875
19,000	4.900	04/15/29	19,600
Lear Corp.
16,000	4.250	05/15/29	16,010
Lennar Corp.
11,000	4.750	11/29/27	11,096
Lowe’s Cos., Inc.
11,000	1.700	09/15/28	10,417

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Lowe’s Cos., Inc. – (continued)
$32,000	1.700%	10/15/30	$28,758
Marriott International, Inc., Series X
35,000	4.000	04/15/28	35,079
Mastercard, Inc.
16,000	2.950	06/01/29	15,595
McDonald’s Corp., MTN
23,000	3.500	03/01/27	22,948
35,000	2.125	03/01/30	32,698
NIKE, Inc.
9,000	2.850	03/27/30	8,649
Starbucks Corp.
10,000	2.000	03/12/27	9,810
11,000	3.500	03/01/28	10,929
Target Corp.
16,000	2.350	02/15/30	15,101
Toll Brothers Finance Corp.
35,000	4.350	02/15/28	35,175
Toyota Motor Credit Corp.
32,000	4.550	08/09/29	32,762
Toyota Motor Credit Corp., MTN
130,000	1.900	01/13/27	128,086
23,000	3.050	03/22/27	22,870
Visa, Inc.
16,000	1.900	04/15/27	15,695
29,000	2.750	09/15/27	28,611
Walmart, Inc.
19,000	7.550	02/15/30	21,714

			867,690

Consumer Noncyclical – 4.6%
Abbott Laboratories
11,000	1.150	01/30/28	10,485
AbbVie, Inc.
18,000	4.800	03/15/27	18,165
18,000	4.800	03/15/29	18,493
23,000	3.200	11/21/29	22,453
Altria Group, Inc.
23,000	4.800	02/14/29	23,492
Amgen, Inc.
35,000	3.000	02/22/29	34,193
11,000	5.250	03/02/30	11,483
Becton Dickinson & Co.
35,000	3.700	06/06/27	34,898
Bristol-Myers Squibb Co.
22,000	1.450	11/13/30	19,651
Cardinal Health, Inc.
8,000	5.000	11/15/29	8,270
Centene Corp.
11,000	4.625	12/15/29	10,762
32,000	3.375	02/15/30	29,573
Elevance Health, Inc.
16,000	4.750	02/15/30	16,383
Eli Lilly & Co.
32,000	4.750	02/12/30	33,149
Gilead Sciences, Inc.
16,000	4.800	11/15/29	16,477
Johnson & Johnson
3,000	4.700	03/01/30	3,108

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Merck & Co., Inc.
$32,000	4.150%	09/15/30	$32,422
Merck Sharp & Dohme Corp.
11,000	6.400	03/01/28	11,565
Novartis Capital Corp.
19,000	4.100	11/05/30	19,110
Pfizer Investment Enterprises Pte Ltd.
32,000	4.650	05/19/30	32,780
Pfizer, Inc.
37,000	3.450	03/15/29	36,625
Philip Morris International, Inc.
16,000	4.375	11/01/27	16,152
18,000	4.875	02/15/28	18,358
16,000	5.125	02/15/30	16,612
14,000	4.000	10/29/30	13,968
Stryker Corp.
16,000	4.850	02/10/30	16,528
Thermo Fisher Scientific, Inc.
8,000	5.000	01/31/29	8,250
Viatris, Inc.
10,000	2.300	06/22/27	9,764
6,000	2.700	06/22/30	5,534

			548,703

Consumer Products – 0.6%
Hasbro, Inc.
8,000	3.900	11/19/29	7,934
Kenvue, Inc.
16,000	5.050	03/22/28	16,388
32,000	5.000	03/22/30	33,157
Procter & Gamble Co. (The)
4,000	1.900	02/01/27	3,937
9,000	3.000	03/25/30	8,746

			70,162

Distributors – 0.2%
PACCAR Financial Corp., MTN
19,000	4.600	01/31/29	19,422

Electric – 9.0%
AEP Texas, Inc.
24,000	5.450	05/15/29	25,022
AES Corp. (The)
25,000	5.450	06/01/28	25,583
Berkshire Hathaway Energy Co.
19,000	3.700	07/15/30	18,837
Black Hills Corp.
11,000	5.950	03/15/28	11,420
CenterPoint Energy, Inc., Series A
(US 5 Year CMT T-Note + 3.254%)
24,000	7.000	02/15/55(a)	25,350
CMS Energy Corp.
(US 5 Year CMT T-Note + 4.116%)
8,000	4.750	06/01/50(a)	7,960
Commonwealth Edison Co., Series 122
22,000	2.950	08/15/27	21,757
Consolidated Edison Co. of New York, Inc., Series 20A
30,000	3.350	04/01/30	29,365

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Constellation Energy Generation LLC
$27,000	4.400%	01/15/31	$27,107
Consumers Energy Co.
12,000	4.700	01/15/30	12,344
Dominion Energy, Inc.
(US 5 Year CMT T-Note + 2.262%)
20,000	6.000	02/15/56(a)	20,296
DTE Electric Co.
22,000	4.250	05/14/27	22,164
12,000	2.250	03/01/30	11,272
DTE Energy Co.
11,000	4.875	06/01/28	11,205
Duke Energy Corp.
23,000	4.300	03/15/28	23,206
Edison International
29,000	5.750	06/15/27	29,510
(US 5 Year CMT T-Note + 3.658%)
20,000	7.875	06/15/54(a)	20,839
Entergy Corp.
11,000	1.900	06/15/28	10,503
(US 5 Year CMT T-Note + 2.670%)
20,000	7.125	12/01/54(a)	20,986
Exelon Corp.
18,000	5.150	03/15/28	18,434
FirstEnergy Corp.
16,000	2.650	03/01/30	15,113
FirstEnergy Corp., Series B
11,000	3.900	07/15/27	10,990
National Rural Utilities Cooperative Finance Corp.
30,000	4.300	12/10/30	30,280
National Rural Utilities Cooperative Finance Corp., GMTN
18,000	4.850	02/07/29	18,514
National Rural Utilities Cooperative Finance Corp., MTN
55,000	5.050	09/15/28	56,552
NextEra Energy Capital Holdings, Inc.
5,000	4.900	02/28/28	5,099
10,000	5.050	03/15/30	10,379
19,000	2.250	06/01/30	17,694
(US 5 Year CMT T-Note + 2.547%)
35,000	3.800	03/15/82(a)	34,440
NiSource, Inc.
14,000	5.200	07/01/29	14,481
NSTAR Electric Co.
74,000	4.850	03/01/30	76,303
Pacific Gas and Electric Co.
17,000	3.300	03/15/27	16,885
11,000	5.450	06/15/27	11,180
9,599	4.550	07/01/30	9,673
Piedmont Natural Gas Co., Inc.
24,000	3.500	06/01/29	23,694
Public Service Electric and Gas Co., MTN
18,000	3.650	09/01/28	17,948
30,000	2.450	01/15/30	28,429

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
San Diego Gas & Electric Co., Series VVV
$25,000	1.700%	10/01/30	$22,501
Sempra
35,000	3.250	06/15/27	34,714
(US 5 Year CMT T-Note + 2.868%)
5,000	4.125	04/01/52(a)	4,949
Southern California Edison Co.
9,000	5.850	11/01/27	9,256
19,000	5.150	06/01/29	19,582
Southern California Gas Co.
29,000	2.950	04/15/27	28,735
Southern Co. (The)
12,000	5.500	03/15/29	12,535
Southern Co. (The), Series A
10,000	3.700	04/30/30	9,861
Southwestern Electric Power Co., Series M
38,000	4.100	09/15/28	38,130
Union Electric Co.
65,000	3.500	03/15/29	64,452
Virginia Electric and Power Co., Series A
21,000	2.875	07/15/29	20,321
WEC Energy Group, Inc.
25,000	1.800	10/15/30	22,469

			1,078,319

Electrical – 0.1%
Hubbell, Inc.
12,000	3.500	02/15/28	11,916

Energy – 6.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
9,000	3.337	12/15/27	8,932
Boardwalk Pipelines LP
23,000	4.450	07/15/27	23,109
20,000	3.400	02/15/31	19,104
BP Capital Markets America, Inc.
107,000	5.017	11/17/27	109,175
36,000	4.699	04/10/29	36,905
Chevron Corp.
75,000	1.995	05/11/27	73,627
28,000	2.236	05/11/30	26,267
DCP Midstream Operating LP
8,000	5.625	07/15/27	8,154
Energy Transfer LP
23,000	5.550	02/15/28	23,662
16,000	3.750	05/15/30	15,720
30,000	6.300	01/15/31	30,262
Enterprise Products Operating LLC
23,000	3.125	07/31/29	22,453
Enterprise Products Operating LLC, Series E
(TSFR3M + 3.295%)
8,000	5.250	08/16/77(a)	8,002
EQT Corp.
11,000	7.000	02/01/30	12,057
Expand Energy Corp.
35,000	5.375	03/15/30	35,616
Exxon Mobil Corp.
20,000	2.610	10/15/30	18,954

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Hercules Capital, Inc.
$11,000	3.375%	01/20/27	$10,879
20,000	5.350	02/10/29	19,872
Kinder Morgan, Inc.
11,000	5.000	02/01/29	11,348
Marathon Petroleum Corp.
20,000	3.800	04/01/28	19,945
MPLX LP
8,000	2.650	08/15/30	7,495
Occidental Petroleum Corp.
8,000	3.500	08/15/29	7,830
ONEOK, Inc.
8,000	3.400	09/01/29	7,835
8,000	4.400	10/15/29	8,062
8,000	3.100	03/15/30	7,673
Phillips 66 Co.
32,000	3.750	03/01/28	31,904
Plains All American Pipeline LP / PAA Finance Corp.
20,000	4.700	01/15/31	20,358
Sabine Pass Liquefaction LLC
19,000	5.000	03/15/27	19,048
Shell Finance U.S., Inc.
17,000	2.375	11/07/29	16,185
Shell International Finance BV
45,000	2.750	04/06/30	43,023
Targa Resources Corp.
11,000	6.150	03/01/29	11,653
Tennessee Gas Pipeline Co. LLC
8,000	7.000	10/15/28	8,598
Transcontinental Gas Pipe Line Co. LLC
50,000	4.000	03/15/28	50,077
Western Midstream Operating LP
10,000	4.050	02/01/30	9,873
Williams Cos., Inc. (The)
19,000	4.800	11/15/29	19,495

			803,152

Financial Company – 2.4%
Air Lease Corp.
21,000	3.625	04/01/27	20,921
11,000	3.625	12/01/27	10,928
Ally Financial, Inc.
9,000	7.100	11/15/27	9,446
(SOFRINDX + 1.730%)
11,000	5.543	01/17/31(a)	11,330
Apollo Debt Solutions BDC
16,000	5.875	08/30/30	16,144
Ares Capital Corp.
11,000	2.875	06/15/27	10,797
8,000	5.950	07/15/29	8,188
Ares Strategic Income Fund
24,000	5.800	09/09/30(b)	23,917
Blackstone Private Credit Fund
11,000	4.000	01/15/29	10,571
35,000	5.950	07/16/29	35,246
Blackstone Secured Lending Fund
24,000	5.875	11/15/27	24,414
Blue Owl Capital Corp.
12,000	5.950	03/15/29	11,967

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Blue Owl Credit Income Corp.
$23,000	7.950%	06/13/28	$23,901
14,000	7.750	01/15/29	14,589
FS KKR Capital Corp.
10,000	3.250	07/15/27	9,687
GATX Corp.
29,000	3.850	03/30/27	28,953
Golub Capital BDC, Inc.
5,000	6.000	07/15/29	5,035
Morgan Stanley Direct Lending Fund
8,000	6.150	05/17/29	8,246

			284,280

Food and Beverage – 1.4%
Campbell’s Co. (The)
11,000	4.150	03/15/28	11,033
11,000	2.375	04/24/30	10,172
Coca-Cola Co. (The)
20,000	1.000	03/15/28	19,013
Conagra Brands, Inc.
9,000	4.850	11/01/28	9,128
Constellation Brands, Inc.
11,000	3.150	08/01/29	10,683
General Mills, Inc.
12,000	4.875	01/30/30	12,329
Ingredion, Inc.
19,000	2.900	06/01/30	18,107
Keurig Dr Pepper, Inc.
18,000	3.950	04/15/29	17,894
Kraft Heinz Foods Co.
9,000	4.625	01/30/29	9,161
PepsiCo, Inc.
16,000	4.600	02/07/30	16,454
11,000	2.750	03/19/30	10,553
12,000	1.625	05/01/30	10,973
Sysco Corp.
12,000	5.950	04/01/30	12,770

			168,270

Healthcare – 2.4%
Cigna Group (The)
16,000	2.400	03/15/30	15,074
32,000	4.500	09/15/30	32,477
CVS Health Corp.
29,000	4.300	03/25/28	29,149
19,000	3.750	04/01/30	18,685
8,000	1.750	08/21/30	7,193
HCA, Inc.
33,000	5.875	02/01/29	34,379
10,000	3.500	09/01/30	9,703
Humana, Inc.
28,000	1.350	02/03/27	27,302
McKesson Corp.
35,000	3.950	02/16/28	35,078
UnitedHealth Group, Inc.
23,000	5.250	02/15/28	23,631
32,000	4.250	01/15/29	32,316

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
Universal Health Services, Inc.
$19,000	4.625%	10/15/29	$19,075

			284,062

Insurance – 3.4%
American International Group, Inc., Series A-9
(3M USD LIBOR + 2.868%)
20,000	5.750	04/01/48(a)	20,429
American National Group, Inc.
25,000	5.750	10/01/29	25,523
Athene Holding Ltd.
60,000	4.125	01/12/28	59,752
Berkshire Hathaway Finance Corp.
9,000	2.300	03/15/27	8,875
Brighthouse Financial, Inc.
19,000	3.700	06/22/27	18,810
Corebridge Financial, Inc.
9,000	3.650	04/05/27	8,960
(US 5 Year CMT T-Note + 3.846%)
20,000	6.875	12/15/52(a)	20,587
Enstar Group Ltd.
16,000	4.950	06/01/29	16,267
F&G Annuities & Life, Inc.
20,000	6.500	06/04/29	20,592
Globe Life, Inc.
65,000	4.550	09/15/28	65,679
Horace Mann Educators Corp.
20,000	4.700	10/01/30	20,201
Lincoln National Corp.
18,000	3.800	03/01/28	17,888
25,000	3.400	01/15/31	23,541
Marsh & McLennan Cos., Inc.
20,000	4.650	03/15/30	20,399
Progressive Corp. (The)
19,000	3.200	03/26/30	18,417
Prudential Financial, Inc.
(3M USD LIBOR + 2.665%)
11,000	5.700	09/15/48(a)	11,141
(US 5 Year CMT T-Note + 3.035%)
20,000	3.700	10/01/50(a)	18,776
Radian Group, Inc.
11,000	4.875	03/15/27	11,084

			406,921

Lodging – 0.2%
Las Vegas Sands Corp.
8,000	3.900	08/08/29	7,829
8,000	6.000	08/15/29	8,364
8,000	6.000	06/14/30	8,389

			24,582

Media Non Cable – 0.6%
Netflix, Inc.
5,000	6.375	05/15/29	5,376
Omnicom Group, Inc.
20,000	2.450	04/30/30	18,613
Paramount Global
37,000	3.700	06/01/28	35,788

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media Non Cable – (continued)
Paramount Global – (continued)
$20,000	4.200%	06/01/29	$19,246

			79,023

Metals – 0.4%
Nucor Corp.
20,000	2.700	06/01/30	18,943
Steel Dynamics, Inc.
25,000	3.250	01/15/31	23,934

			42,877

Mining – 0.1%
Freeport-McMoRan, Inc.
9,000	4.250	03/01/30	9,053

Publishing – 0.6%
S&P Global, Inc.
81,000	2.700	03/01/29	78,267

REITs and Real Estate – 3.6%
American Homes 4 Rent LP
21,000	4.900	02/15/29	21,403
AvalonBay Communities, Inc., MTN
11,000	3.200	01/15/28	10,927
Boston Properties LP
11,000	4.500	12/01/28	11,096
5,000	3.400	06/21/29	4,874
Brixmor Operating Partnership LP
11,000	3.900	03/15/27	11,001
CBRE Services, Inc.
8,000	4.800	06/15/30	8,153
Digital Realty Trust LP
11,000	3.700	08/15/27	10,953
DOC DR LLC
27,000	3.950	01/15/28	26,976
EPR Properties
8,000	3.750	08/15/29	7,814
Equinix, Inc.
13,000	1.800	07/15/27	12,633
ERP Operating LP
20,000	3.250	08/01/27	19,849
16,000	3.000	07/01/29	15,556
14,000	2.500	02/15/30	13,269
Essex Portfolio LP
8,000	3.000	01/15/30	7,671
Extra Space Storage LP
32,000	5.700	04/01/28	33,063
Healthpeak OP LLC
16,000	3.000	01/15/30	15,309
Highwoods Realty LP
8,000	3.050	02/15/30	7,538
Kimco Realty OP LLC
21,000	3.800	04/01/27	21,012
Omega Healthcare Investors, Inc.
40,000	4.500	04/01/27	40,207
Prologis LP
12,000	2.250	04/15/30	11,241
Public Storage Operating Co.
5,000	3.385	05/01/29	4,940
Realty Income Corp.
23,000	3.250	06/15/29	22,533

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Simon Property Group LP
$23,000	3.375%	06/15/27	$22,885
11,000	2.450	09/13/29	10,486
Ventas Realty LP
11,000	4.400	01/15/29	11,116
VICI Properties LP
21,000	4.950	02/15/30	21,390
Welltower OP LLC
18,000	4.125	03/15/29	18,122
WP Carey, Inc.
8,000	3.850	07/15/29	7,943

			429,960

Revenue – 0.3%
Ascension Health, Series 2025
35,000	4.294	11/15/30	35,464
SSM Health Care Corp.
5,000	4.894	06/01/28	5,086

			40,550

Software – 0.7%
Oracle Corp.
29,000	3.250	11/15/27	28,478
32,000	4.650	05/06/30	31,993
20,000	4.450	09/26/30	19,594

			80,065

Technology – 5.7%
Accenture Capital, Inc.
48,000	4.050	10/04/29	48,307
Adobe, Inc.
16,000	2.300	02/01/30	15,003
Alphabet, Inc.
19,000	4.100	11/15/30	19,159
Apple, Inc.
73,000	3.000	06/20/27	72,518
29,000	4.000	05/10/28	29,259
30,000	1.650	05/11/30	27,603
Arrow Electronics, Inc.
35,000	3.875	01/12/28	34,745
Broadcom, Inc.
18,000	4.750	04/15/29	18,449
14,000	5.050	07/12/29	14,491
11,000	4.350	02/15/30	11,128
19,000	4.200	10/15/30	19,109
Cadence Design Systems, Inc.
66,000	4.200	09/10/27	66,279
CDW LLC / CDW Finance Corp.
11,000	5.100	03/01/30	11,203
Cisco Systems, Inc.
20,000	4.800	02/26/27	20,191
Dell International LLC / EMC Corp.
20,000	5.250	02/01/28	20,469
14,000	5.300	10/01/29	14,543
Fiserv, Inc.
11,000	3.500	07/01/29	10,687
Flex Ltd.
8,000	4.875	06/15/29	8,166
Hewlett Packard Enterprise Co.
14,000	4.550	10/15/29	14,149

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
HP, Inc.
$12,000	5.400%	04/25/30	$12,454
Intel Corp.
23,000	4.875	02/10/28	23,388
11,000	5.125	02/10/30	11,342
International Business Machines Corp.
28,000	6.220	08/01/27	28,953
Intuit, Inc.
10,000	1.350	07/15/27	9,675
Keysight Technologies, Inc.
12,000	4.600	04/06/27	12,063
16,000	3.000	10/30/29	15,424
Marvell Technology, Inc.
24,000	2.450	04/15/28	23,172
Meta Platforms, Inc.
12,000	4.300	08/15/29	12,200
19,000	4.200	11/15/30	19,168
TD SYNNEX Corp.
5,000	2.375	08/09/28	4,790
Texas Instruments, Inc.
35,000	2.900	11/03/27	34,685

			682,772

Transportation – 1.3%
CSX Corp.
11,000	3.250	06/01/27	10,928
35,000	2.400	02/15/30	33,024
Ryder System, Inc., MTN
11,000	5.650	03/01/28	11,345
35,000	5.500	06/01/29	36,484
Southwest Airlines Co.
16,000	2.625	02/10/30	15,051
United Parcel Service of America, Inc.
35,000	7.620	04/01/30	39,774
United Parcel Service, Inc.
12,000	4.450	04/01/30	12,280

			158,886

Water – 0.1%
American Water Capital Corp.
11,000	3.750	09/01/28	10,984

Wireless – 3.6%
American Tower Corp.
23,000	5.500	03/15/28	23,674
50,000	3.950	03/15/29	49,849
14,000	4.900	03/15/30	14,398
8,000	2.100	06/15/30	7,357
AT&T, Inc.
5,000	1.650	02/01/28	4,793
44,000	4.700	08/15/30	45,064
Crown Castle, Inc.
35,000	2.900	03/15/27	34,666
50,000	2.250	01/15/31	45,267
Crown Castle, Inc.
20,000	5.000	01/11/28	20,361
T-Mobile USA, Inc.
10,000	3.750	04/15/27	9,984
42,000	2.050	02/15/28	40,628
8,000	4.850	01/15/29	8,196

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$20,000	3.875%	04/15/30	$19,877
Verizon Communications, Inc.
14,000	2.100	03/22/28	13,540
29,000	4.329	09/21/28	29,273
19,000	4.016	12/03/29	19,027
45,000	7.750	12/01/30	52,038

			437,992

TOTAL CORPORATE OBLIGATIONS (Cost $10,384,126)			10,524,618

Foreign Corporate Debt – 11.0%

Banks – 5.3%
Bank of Montreal (Canada)
16,000	5.370	06/04/27	16,309
18,000	5.203	02/01/28	18,463
14,000	5.717	09/25/28	14,600
Bank of Montreal, Series J (Canada)
(SOFR + 0.970%)
20,000	4.439	01/14/32(a)	20,067
Bank of Nova Scotia (The) (Canada)
29,000	2.951	03/11/27	28,800
(SOFR + 1.070%)
13,000	5.130	02/14/31(a)	13,467
Bank of Nova Scotia (The), GMTN (Canada)
74,000	5.450	08/01/29	77,338
Canadian Imperial Bank of Commerce (Canada)
23,000	5.001	04/28/28	23,497
(SOFR + 1.335%)
32,000	4.631	09/11/30(a)	32,550
Mitsubishi UFJ Financial Group, Inc. (Japan)
11,000	3.287	07/25/27	10,941
19,000	3.961	03/02/28	19,058
36,000	3.741	03/07/29	35,925
Royal Bank of Canada (Canada)
19,000	3.625	05/04/27	18,993
(SOFR + 1.060%)
16,000	4.696	08/06/31(a)	16,368
Royal Bank of Canada, GMTN (Canada)
11,000	4.240	08/03/27	11,070
(SOFRINDX + 0.810%)
14,000	4.715	03/27/28(a)	14,143
(SOFRINDX + 1.080%)
24,000	4.650	10/18/30(a)	24,506
(SOFRINDX + 1.130%)
13,000	4.970	05/02/31(a)	13,415
Sumitomo Mitsui Financial Group, Inc. (Japan)
11,000	3.446	01/11/27	10,988
18,000	3.352	10/18/27	17,893
29,000	3.544	01/17/28	28,872
11,000	3.944	07/19/28	11,025
10,000	2.142	09/23/30	9,164
Toronto-Dominion Bank (The) (Canada)
24,000	4.783	12/17/29	24,716
(US 5 Year CMT T-Note + 1.500%)
35,000	5.146	09/10/34(a)	35,719

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Toronto-Dominion Bank (The), GMTN (Canada)
$23,000	4.994%	04/05/29	$23,694
Toronto-Dominion Bank (The), MTN (Canada)
4,000	4.808	06/03/30	4,115
Westpac Banking Corp. (Australia)
(US 5 Year CMT T-Note + 1.750%)
66,000	2.668	11/15/35(a)	60,643

			636,339

Communications – 0.6%
RELX Capital, Inc. (United Kingdom)
45,000	4.000	03/18/29	44,939
24,000	4.750	03/27/30	24,452

			69,391

Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. (Japan)
19,000	4.688	07/08/30	19,379

Consumer Noncyclical – 0.5%
Astrazeneca Finance LLC (United Kingdom)
32,000	4.850	02/26/29	32,940
AstraZeneca PLC (United Kingdom)
8,000	1.375	08/06/30	7,168
BAT International Finance PLC (United Kingdom)
20,000	5.931	02/02/29	21,066

			61,174

Energy – 1.5%
Canadian Natural Resources Ltd. (Canada)
20,000	5.000	12/15/29	20,680
Enbridge, Inc. (Canada)
11,000	3.125	11/15/29	10,649
(TSFR3M + 3.903%)
10,000	6.250	03/01/78(a)	10,200
Equinor ASA (Norway)
70,000	2.375	05/22/30	65,828
TotalEnergies Capital International SA (France)
16,000	2.829	01/10/30	15,423
TransCanada PipeLines Ltd. (Canada)
16,000	4.100	04/15/30	16,007
Transcanada Trust (Canada)
(3M USD LIBOR + 3.208%)
5,000	5.300	03/15/77(a)	5,033
(SOFR + 4.416%)
20,000	5.500	09/15/79(a)	20,275
Woodside Finance Ltd. (Australia)
20,000	5.400	05/19/30	20,741

			184,836

Financial Company – 0.5%
Brookfield Finance, Inc. (Canada)
29,000	3.900	01/25/28	28,954
8,000	4.850	03/29/29	8,216
8,000	4.350	04/15/30	8,042
ORIX Corp. (Japan)
18,000	5.000	09/13/27	18,284

			63,496

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Food and Beverage – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
$11,000	3.500%	06/01/30	$10,836

Forest Products & Paper – 0.2%
Suzano Austria GmbH (Brazil)
21,000	2.500	09/15/28	20,117

Insurance – 0.3%
Fairfax Financial Holdings Ltd. (Canada)
19,000	4.625	04/29/30	19,217
Manulife Financial Corp. (Canada)
14,000	2.484	05/19/27	13,787

			33,004

Metals – 0.4%
ArcelorMittal SA (Luxembourg)
32,000	6.550	11/29/27	33,321
11,000	4.250	07/16/29	11,064

			44,385

Metals and Mining – 0.4%
BHP Billiton Finance USA Ltd. (Australia)
11,000	5.000	02/21/30	11,420
20,000	5.250	09/08/30	21,020
Rio Tinto Finance USA PLC (Australia)
12,000	4.875	03/14/30	12,387

			44,827

Transportation – 0.4%
Canadian Pacific Railway Co. (Canada)
48,000	4.000	06/01/28	48,192

Wireless – 0.2%
Rogers Communications, Inc. (Canada)
9,000	5.000	02/15/29	9,237
TELUS Corp. (Canada)
(US 5 Year CMT T-Note + 2.769%)
20,000	6.625	10/15/55(a)	20,569

			29,806

Wirelines – 0.5%
British Telecommunications PLC (United Kingdom)
20,000	9.625	12/15/30	24,481
Deutsche Telekom International Finance BV (Germany)
28,000	8.750	06/15/30	32,888

			57,369

TOTAL FOREIGN CORPORATE DEBT (Cost $1,305,491)			1,323,151

TOTAL INVESTMENTS – 98.8% (Cost $11,689,617)			$11,847,769

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			139,481

NET ASSETS – 100.0%			$11,987,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
TSFR	—Term Secured Overnight Financing Rate

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 83.8%

Aerospace & Defense – 2.1%
Boeing Co. (The)
$167,000	6.259%	05/01/27	$171,002
2,560,000	2.950	02/01/30	2,455,708
100,000	6.125	02/15/33	109,549
1,560,000	3.600	05/01/34	1,440,534
100,000	3.300	03/01/35	87,745
100,000	3.900	05/01/49	76,349
300,000	5.930	05/01/60	299,721
1,167,000	7.008	05/01/64	1,352,179
General Dynamics Corp.
440,000	3.500	04/01/27	439,195
230,000	3.750	05/15/28	230,609
250,000	4.250	04/01/40	233,376
384,000	4.250	04/01/50	332,240
L3Harris Technologies, Inc.
560,000	4.400	06/15/28	563,164
130,000	2.900	12/15/29	124,681
481,000	5.250	06/01/31	503,579
130,000	6.150	12/15/40	143,579
Leidos, Inc.
300,000	4.375	05/15/30	300,344
477,000	2.300	02/15/31	432,783
300,000	5.750	03/15/33	319,416
Lockheed Martin Corp.
91,000	5.100	11/15/27	93,239
402,000	5.250	01/15/33	427,803
815,000	4.750	02/15/34	837,083
193,000	4.070	12/15/42	169,090
232,000	3.800	03/01/45	190,702
100,000	4.700	05/15/46	92,402
546,000	2.800	06/15/50	355,553
168,000	4.090	09/15/52	136,607
220,000	4.150	06/15/53	179,838
200,000	5.700	11/15/54	206,010
148,000	5.900	11/15/63	156,185
Northrop Grumman Corp.
1,075,000	4.030	10/15/47	882,877
268,000	5.250	05/01/50	259,355
388,000	5.200	06/01/54	368,850
RTX Corp.
715,000	3.125	05/04/27	709,408
1,079,000	6.000	03/15/31	1,170,885
760,000	6.100	03/15/34	841,124
520,000	4.500	06/01/42	478,168
856,000	4.150	05/15/45	730,833
400,000	3.750	11/01/46	316,685
3,000	4.625	11/16/48	2,671
446,000	2.820	09/01/51	285,396

			18,506,517

Agriculture – 0.2%
Archer-Daniels-Midland Co.
402,000	4.535	03/26/42	372,293
140,000	3.750	09/15/47	111,165
Bunge Ltd. Finance Corp.
125,000	5.250	04/21/32	131,273
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
92,000	3.000	05/15/32	83,769

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Agriculture – (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings – (continued)
$130,000	5.750%	04/01/33	$136,746
218,000	6.750	03/15/34	244,030
346,000	4.375	02/02/52	275,482
609,000	6.500	12/01/52	643,513

			1,998,271

Banks – 14.1%
American Express Co.
170,000	1.650	11/04/26	167,526
300,000	3.300	05/03/27	298,640
222,000	5.850	11/05/27	228,951
546,000	4.050	05/03/29	550,371
180,000	4.050	12/03/42	157,734
(SOFR + 0.930%)
659,000	5.043	07/26/28(a)	668,480
(SOFRINDX + 1.280%)
550,000	5.282	07/27/29(a)	566,731
(SOFRINDX + 1.090%)
300,000	5.532	04/25/30(a)	313,650
(SOFR + 1.940%)
250,000	6.489	10/30/31(a)	274,132
(SOFR + 2.255%)
620,000	4.989	05/26/33(a)	633,108
(SOFR + 1.237%)
670,000	4.804	10/24/36(a)	664,698
Bank of America Corp.
(TSFR3M + 1.774%)
355,000	3.705	04/24/28(a)	353,728
(SOFR + 1.990%)
432,000	6.204	11/10/28(a)	448,828
(TSFR3M + 1.302%)
788,000	3.419	12/20/28(a)	780,735
(SOFR + 1.570%)
290,000	5.819	09/15/29(a)	302,186
(SOFR + 2.150%)
519,000	2.592	04/29/31(a)	487,691
(SOFR + 1.320%)
962,000	2.687	04/22/32(a)	892,038
(SOFR + 1.220%)
949,000	2.299	07/21/32(a)	856,274
(SOFR + 1.210%)
322,000	2.572	10/20/32(a)	293,477
(SOFR + 1.910%)
950,000	5.288	04/25/34(a)	986,964
(SOFR + 1.840%)
1,446,000	5.872	09/15/34(a)	1,553,288
(SOFR + 1.738%)
400,000	5.518	10/25/35(a)	410,771
(SOFR + 1.310%)
750,000	5.511	01/24/36(a)	788,992
(SOFR + 1.697%)
440,000	5.744	02/12/36(a)	460,006
(SOFR + 1.640%)
90,000	5.464	05/09/36(a)	94,457
(US 5 Year CMT T-Note + 1.200%)
830,000	2.482	09/21/36(a)	734,687

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(US 5 Year CMT T-Note + 1.200%) – (continued)
$156,000	6.110%	01/29/37	$168,687
370,000	7.750	05/14/38	453,081
(TSFR3M + 2.076%)
418,000	4.244	04/24/38(a)	393,653
(SOFR + 1.580%)
761,000	3.311	04/22/42(a)	612,852
(TSFR3M + 1.452%)
190,000	3.946	01/23/49(a)	153,479
(SOFR + 1.560%)
130,000	2.972	07/21/52(a)	86,261
Bank of America Corp., GMTN
(TSFR3M + 1.632%)
643,000	3.593	07/21/28(a)	639,315
Bank of America Corp., MTN
157,000	3.248	10/21/27	155,890
96,000	5.875	02/07/42	103,124
53,000	5.000	01/21/44	51,710
(TSFR3M + 1.837%)
426,000	3.824	01/20/28(a)	425,725
(SOFR + 1.050%)
292,000	2.551	02/04/28(a)	288,137
(SOFR + 2.040%)
472,000	4.948	07/22/28(a)	477,726
(TSFR3M + 1.332%)
290,000	3.970	03/05/29(a)	289,815
(SOFR + 1.060%)
306,000	2.087	06/14/29(a)	293,655
(TSFR3M + 1.572%)
857,000	4.271	07/23/29(a)	862,034
(TSFR3M + 1.472%)
644,000	3.974	02/07/30(a)	643,760
(TSFR3M + 1.442%)
420,000	3.194	07/23/30(a)	407,822
(TSFR3M + 1.452%)
281,000	2.884	10/22/30(a)	269,664
(TSFR3M + 1.252%)
465,000	2.496	02/13/31(a)	435,843
(SOFR + 1.530%)
705,000	1.898	07/23/31(a)	638,848
(SOFR + 1.370%)
536,000	1.922	10/24/31(a)	484,096
(SOFR + 1.330%)
554,000	2.972	02/04/33(a)	511,686
(TSFR3M + 1.582%)
118,000	4.078	04/23/40(a)	105,956
(SOFR + 1.930%)
532,000	2.676	06/19/41(a)	395,834
(TSFR3M + 2.252%)
246,000	4.443	01/20/48(a)	218,344
(TSFR3M + 1.782%)
335,000	4.330	03/15/50(a)	285,158
Bank of America Corp., Series L
341,000	4.183	11/25/27	341,866
Bank of America Corp., Series N
(SOFR + 1.220%)
404,000	2.651	03/11/32(a)	374,120

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America NA
$500,000	6.000%	10/15/36	$547,509
Bank of New York Mellon Corp. (The)
(SOFR + 1.350%)
500,000	5.316	06/06/36(a)	522,891
Bank of New York Mellon Corp. (The), MTN
160,000	2.050	01/26/27	157,794
136,000	3.250	05/16/27	135,272
579,000	3.400	01/29/28	576,134
339,000	3.850	04/28/28	340,436
1,072,000	3.300	08/23/29	1,047,688
(TSFR3M + 1.331%)
553,000	3.442	02/07/28(a)	550,423
(SOFR + 1.845%)
634,000	6.474	10/25/34(a)	711,509
Capital One Financial Corp.
339,000	3.750	03/09/27	338,351
187,000	3.650	05/11/27	186,492
368,000	3.800	01/31/28	366,939
296,000	6.700	11/29/32	330,613
(SOFR + 2.057%)
211,000	4.927	05/10/28(a)	213,143
(SOFR + 2.080%)
200,000	5.468	02/01/29(a)	205,283
(SOFR + 2.640%)
204,000	6.312	06/08/29(a)	213,475
(SOFR + 2.370%)
373,000	5.268	05/10/33(a)	383,551
(SOFR + 2.600%)
912,000	5.817	02/01/34(a)	960,482
(SOFR + 2.860%)
359,000	6.377	06/08/34(a)	390,062
(SOFR + 1.630%)
160,000	5.197	09/11/36(a)	159,933
Capital One NA
650,000	4.650	09/13/28	659,412
Charles Schwab Corp. (The)
570,000	2.000	03/20/28	550,465
(SOFR + 2.210%)
1,440,000	5.643	05/19/29(a)	1,497,116
(SOFR + 2.500%)
258,000	5.853	05/19/34(a)	278,051
(SOFR + 2.010%)
256,000	6.136	08/24/34(a)	281,537
(SOFR + 1.230%)
510,000	4.914	11/14/36(a)	511,750
Citibank NA
250,000	5.803	09/29/28	261,936
1,494,000	5.570	04/30/34	1,590,286
Citigroup, Inc.
(SOFR + 0.770%)
62,000	1.462	06/09/27(a)	61,490
510,000	4.125	07/25/28	510,365
98,000	8.125	07/15/39	126,226
1,006,000	5.300	05/06/44	986,836
309,000	4.650	07/30/45	283,520
100,000	4.750	05/18/46	89,244

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(TSFR3M + 1.454%)
$880,000	4.075%	04/23/29(a)	$880,785
(SOFR + 1.364%)
452,000	5.174	02/13/30(a)	466,035
(TSFR3M + 1.600%)
740,000	3.980	03/20/30(a)	738,358
(SOFR + 1.422%)
688,000	2.976	11/05/30(a)	659,482
(SOFR + 2.107%)
200,000	2.572	06/03/31(a)	187,069
(SOFR + 1.167%)
850,000	2.561	05/01/32(a)	779,587
(SOFR + 1.177%)
66,000	2.520	11/03/32(a)	59,777
(SOFR + 1.939%)
966,000	3.785	03/17/33(a)	930,181
(SOFR + 2.086%)
700,000	4.910	05/24/33(a)	715,596
(SOFR + 2.338%)
500,000	6.270	11/17/33(a)	549,531
(SOFR + 2.056%)
699,000	5.827	02/13/35(a)	728,242
(SOFR + 1.447%)
544,000	5.449	06/11/35(a)	568,564
(SOFR + 1.488%)
90,000	5.174	09/11/36(a)	91,773
(TSFR3M + 1.430%)
66,000	3.878	01/24/39(a)	59,181
(SOFR + 4.548%)
338,000	5.316	03/26/41(a)	342,413
(SOFR + 1.379%)
263,000	2.904	11/03/42(a)	196,842
(TSFR3M + 2.101%)
90,000	4.281	04/24/48(a)	77,361
(SOFR + 1.746%)
300,000	5.612	03/04/56(a)	302,270
Citizens Bank NA
(SOFR + 2.000%)
1,092,000	4.575	08/09/28(a)	1,102,365
Citizens Financial Group, Inc.
92,000	3.250	04/30/30	88,553
(US 5 Year CMT T-Note + 2.750%)
183,000	5.641	05/21/37(a)	188,492
Fifth Third Bancorp
220,000	2.550	05/05/27	216,681
190,000	8.250	03/01/38	236,562
(SOFRINDX + 2.192%)
273,000	6.361	10/27/28(a)	283,735
(SOFRINDX + 2.127%)
603,000	4.772	07/28/30(a)	612,185
Fifth Third Bank NA
(SOFR + 2.610%)
300,000	5.332	08/25/33(a)	309,458
First Citizens BancShares, Inc.
(US 5 Year CMT T-Note + 1.970%)
170,000	6.254	03/12/40(a)	174,445

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Huntington Bancshares, Inc.
(SOFR + 2.020%)
$490,000	6.208%	08/21/29(a)	$514,062
100,000	2.550	02/04/30	94,241
(US 5 Year CMT T-Note + 1.170%)
390,000	2.487	08/15/36(a)	345,065
JPMorgan Chase & Co.
(SOFR + 0.930%)
3,329,000	5.571	04/22/28(a)	3,389,083
(SOFR + 1.560%)
140,000	4.323	04/26/28(a)	140,597
(TSFR3M + 1.592%)
240,000	4.452	12/05/29(a)	242,513
(SOFR + 1.160%)
250,000	5.581	04/22/30(a)	261,256
(SOFR + 1.125%)
656,000	4.995	07/22/30(a)	674,860
448,000	8.750	09/01/30	531,126
30,000	5.600	07/15/41	31,395
958,000	5.625	08/16/43	997,115
209,000	4.850	02/01/44	201,904
144,000	4.950	06/01/45	136,906
(TSFR3M + 1.510%)
1,460,000	2.739	10/15/30(a)	1,398,252
222,000	2.525	11/19/41(a)	162,676
(SOFR + 1.010%)
2,000,000	5.140	01/24/31(a)	2,076,388
(TSFR3M + 3.790%)
196,000	4.493	03/24/31(a)	198,530
(SOFR + 1.065%)
914,000	1.953	02/04/32(a)	822,604
(TSFR3M + 1.250%)
30,000	2.580	04/22/32(a)	27,714
(SOFR + 1.180%)
803,000	2.545	11/08/32(a)	732,421
(SOFR + 1.810%)
331,000	6.254	10/23/34(a)	364,764
(SOFR + 1.620%)
600,000	5.336	01/23/35(a)	626,483
(SOFR + 1.490%)
170,000	5.766	04/22/35(a)	182,019
(SOFR + 1.460%)
1,500,000	5.294	07/22/35(a)	1,556,140
(SOFR + 1.340%)
200,000	4.946	10/22/35(a)	203,244
(SOFR + 1.680%)
2,000,000	5.572	04/22/36(a)	2,113,942
(SOFR + 1.635%)
550,000	5.576	07/23/36(a)	572,167
(TSFR3M + 1.460%)
1,000,000	3.157	04/22/42(a)	788,339
(SOFR + 1.550%)
100,000	5.534	11/29/45(a)	102,408
(TSFR3M + 1.642%)
1,000,000	3.964	11/15/48(a)	816,017
(TSFR3M + 1.482%)
1,605,000	3.897	01/23/49(a)	1,305,021

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Keybank National Association
$390,000	4.900%	08/08/32	$392,948
KeyCorp
(SOFRINDX + 2.420%)
453,000	6.401	03/06/35(a)	494,695
KeyCorp, MTN
91,000	4.100	04/30/28	91,413
365,000	2.550	10/01/29	347,591
M&T Bank Corp.
(SOFR + 2.800%)
650,000	7.413	10/30/29(a)	704,665
Manufacturers & Traders Trust Co.
1,610,000	4.700	01/27/28	1,634,240
Morgan Stanley
250,000	3.950	04/23/27	249,737
546,000	3.591	07/22/28(a)	543,588
573,000	3.971	07/22/38(a)	521,737
314,000	6.375	07/24/42	351,030
585,000	4.300	01/27/45	509,209
(SOFR + 1.610%)
400,000	4.210	04/20/28(a)	400,689
(SOFR + 1.830%)
230,000	6.407	11/01/29(a)	243,687
(SOFR + 1.290%)
620,000	2.943	01/21/33(a)	571,582
(SOFR + 1.730%)
984,000	5.466	01/18/35(a)	1,031,362
(SOFR + 1.418%)
400,000	5.587	01/18/36(a)	420,365
(SOFR + 1.757%)
650,000	5.664	04/17/36(a)	687,953
(SOFR + 2.620%)
300,000	5.297	04/20/37(a)	307,601
(TSFR3M + 1.693%)
490,000	4.457	04/22/39(a)	469,644
(SOFR + 1.485%)
99,000	3.217	04/22/42(a)	78,839
Morgan Stanley, GMTN
(TSFR3M + 1.402%)
410,000	3.772	01/24/29(a)	408,984
(SOFR + 1.143%)
586,000	2.699	01/22/31(a)	553,667
(SOFR + 4.840%)
50,000	5.597	03/24/51(a)	51,336
Morgan Stanley, MTN
(SOFR + 1.590%)
568,000	5.164	04/20/29(a)	580,039
(SOFR + 3.120%)
768,000	3.622	04/01/31(a)	751,596
(SOFR + 1.034%)
748,000	1.794	02/13/32(a)	663,727
(SOFR + 1.020%)
1,623,000	1.928	04/28/32(a)	1,437,084
(SOFR + 1.870%)
200,000	5.250	04/21/34(a)	207,265
(SOFR + 1.880%)
1,050,000	5.424	07/21/34(a)	1,098,841
1,132,000	4.375	01/22/47	986,797

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.430%)
$950,000	2.802%	01/25/52(a)	$615,299
Morgan Stanley, Series I
(SOFR + 1.314%)
754,000	4.892	10/22/36(a)	751,583
Morgan Stanley Bank NA
250,000	5.882	10/30/26	253,411
Northern Trust Corp.
188,000	3.650	08/03/28	187,940
674,000	1.950	05/01/30	621,940
(3M USD LIBOR + 1.131%)
170,000	3.375	05/08/32(a)	168,357
Pinnacle Financial Partners, Inc.
(SOFR + 2.347%)
170,000	6.168	11/01/30(a)	178,572
PNC Bank NA
1,286,000	4.050	07/26/28	1,288,532
500,000	2.700	10/22/29	477,145
PNC Financial Services Group, Inc. (The)
525,000	3.450	04/23/29	518,925
(SOFR + 1.841%)
788,000	5.582	06/12/29(a)	815,619
(SOFR + 1.198%)
850,000	5.492	05/14/30(a)	886,862
(SOFRINDX + 2.140%)
250,000	6.037	10/28/33(a)	270,939
(SOFR + 2.284%)
500,000	6.875	10/20/34(a)	568,777
(US 5 Year CMT T-Note + 1.170%)
150,000	5.423	01/25/41(a)	151,583
Santander Holdings USA, Inc.
504,000	3.244	10/05/26	502,104
(SOFR + 1.249%)
339,000	2.490	01/06/28(a)	334,213
(SOFR + 2.356%)
438,000	6.499	03/09/29(a)	456,006
(SOFR + 3.280%)
330,000	7.660	11/09/31(a)	371,939
State Street Corp.
(SOFR + 0.730%)
289,000	2.203	02/07/28(a)	284,442
(SOFR + 1.018%)
370,000	4.530	02/20/29(a)	375,600
486,000	2.400	01/24/30	461,253
239,000	2.200	03/03/31	217,163
(SOFR + 1.490%)
892,000	3.031	11/01/34(a)	849,970
(SOFR + 1.215%)
690,000	4.784	10/23/36(a)	690,002
Synchrony Financial
511,000	3.950	12/01/27	508,374
(SOFRINDX + 2.130%)
220,000	5.935	08/02/30(a)	228,631
Truist Financial Corp., MTN
(SOFR + 1.368%)
165,000	4.123	06/06/28(a)	165,612

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.435%)
$564,000	4.873%	01/26/29(a)	$573,609
(SOFR + 0.862%)
202,000	1.887	06/07/29(a)	193,301
(SOFR + 1.620%)
543,000	5.435	01/24/30(a)	562,565
(SOFR + 2.240%)
685,000	4.916	07/28/33(a)	694,618
(SOFR + 1.922%)
186,000	5.711	01/24/35(a)	197,474
(SOFR + 1.395%)
850,000	4.964	10/23/36(a)	849,425
U.S. Bancorp
(SOFR + 2.090%)
872,000	5.850	10/21/33(a)	940,676
(SOFR + 1.101%)
1,060,000	5.033	01/26/37(a)	1,070,722
U.S. Bancorp, MTN
(SOFR + 0.730%)
138,000	2.215	01/27/28(a)	136,014
431,000	3.900	04/26/28	432,803
14,000	3.000	07/30/29	13,595
220,000	1.375	07/22/30	196,998
(SOFR + 1.660%)
357,000	4.548	07/22/28(a)	360,366
(SOFR + 1.020%)
622,000	2.677	01/27/33(a)	567,034
U.S. Bancorp, Series V
84,000	2.375	07/22/26	83,479
U.S. Bancorp, Series X
227,000	3.150	04/27/27	225,495
Wachovia Corp.
132,000	7.500	04/15/35	156,126
250,000	5.500	08/01/35	261,683
Webster Financial Corp.
350,000	4.100	03/25/29	347,621
Wells Fargo & Co.
(SOFR + 2.060%)
1,014,000	6.491	10/23/34(a)	1,128,353
(SOFR + 1.380%)
254,000	5.211	12/03/35(a)	260,852
(SOFR + 1.340%)
385,000	4.892	09/15/36(a)	387,206
(SOFR + 2.530%)
979,000	3.068	04/30/41(a)	764,465
263,000	5.606	01/15/44	262,416
465,000	3.900	05/01/45	380,504
Wells Fargo & Co., GMTN
192,000	4.300	07/22/27	192,562
Wells Fargo & Co., MTN
(SOFR + 1.070%)
335,000	5.707	04/22/28(a)	341,436
(TSFR3M + 1.572%)
168,000	3.584	05/22/28(a)	167,214
(SOFR + 2.100%)
645,000	2.393	06/02/28(a)	631,647
732,000	4.897	07/25/33(a)	746,671

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.980%)
$455,000	4.808%	07/25/28(a)	$460,136
(SOFR + 1.740%)
605,000	5.574	07/25/29(a)	625,955
(TSFR3M + 1.432%)
1,360,000	2.879	10/30/30(a)	1,300,652
(TSFR3M + 1.262%)
1,620,000	2.572	02/11/31(a)	1,523,063
(TSFR3M + 4.032%)
338,000	4.478	04/04/31(a)	341,513
(SOFR + 1.500%)
346,000	3.350	03/02/33(a)	324,773
(SOFR + 1.990%)
808,000	5.557	07/25/34(a)	850,585
330,000	4.400	06/14/46	278,500
562,000	4.750	12/07/46	499,009
(TSFR3M + 4.502%)
760,000	5.013	04/04/51(a)	696,979
(SOFR + 2.130%)
674,000	4.611	04/25/53(a)	583,356
Wells Fargo Bank NA
690,000	6.600	01/15/38	781,589
Zions Bancorp NA
(SOFR + 2.830%)
440,000	6.816	11/19/35(a)	469,156

			125,572,173

Basic Industry – 0.9%
Air Products and Chemicals, Inc.
135,000	4.900	10/11/32	139,939
126,000	2.700	05/15/40	96,359
Albemarle Corp.
243,000	4.650	06/01/27	244,726
520,000	5.050	06/01/32	529,361
Cabot Corp.
75,000	5.000	06/30/32	76,793
CF Industries, Inc.
200,000	5.150	03/15/34	203,790
500,000	4.950	06/01/43	460,777
Dow Chemical Co. (The)
220,000	7.375	11/01/29	241,611
92,000	2.100	11/15/30	81,950
462,000	4.375	11/15/42	365,784
390,000	5.550	11/30/48	340,908
180,000	3.600	11/15/50	117,006
DuPont de Nemours, Inc.
370,000	5.319	11/15/38	375,555
32,000	5.419	11/15/48	30,848
FMC Corp.
92,000	3.450	10/01/29	81,123
100,000	4.500	10/01/49	61,464
International Paper Co.
120,000	7.300	11/15/39	140,760
LYB International Finance III LLC
636,000	5.500	03/01/34	639,727
240,000	4.200	10/15/49	174,773
263,000	4.200	05/01/50	190,314
90,000	3.625	04/01/51	58,432

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – (continued)
Mosaic Co. (The)
$230,000	4.050%	11/15/27	$230,179
240,000	5.375	11/15/28	247,760
Packaging Corp. of America
100,000	3.050	10/01/51	65,945
PPG Industries, Inc.
221,000	2.800	08/15/29	212,773
Sherwin-Williams Co. (The)
1,321,000	3.450	06/01/27	1,313,751
1,000,000	2.950	08/15/29	965,376
300,000	4.500	06/01/47	259,842
Westlake Corp.
100,000	6.375	11/15/55	100,500
Weyerhaeuser Co.
242,000	4.000	11/15/29	241,055
100,000	4.000	04/15/30	99,195

			8,388,376

Broadcasting – 0.1%
Fox Corp.
826,000	6.500	10/13/33	904,951

Brokerage – 0.6%
Affiliated Managers Group, Inc.
229,000	5.500	08/20/34	236,257
Blackrock, Inc.
516,000	3.250	04/30/29	507,609
159,000	2.400	04/30/30	149,825
200,000	1.900	01/28/31	182,028
141,000	2.100	02/25/32	125,657
686,000	4.750	05/25/33	707,934
Intercontinental Exchange, Inc.
400,000	1.850	09/15/32	344,449
1,443,000	5.200	06/15/62	1,331,536
Jefferies Financial Group, Inc.
200,000	5.875	07/21/28	208,089
279,000	4.150	01/23/30	276,649
229,000	2.625	10/15/31	203,874
492,000	6.200	04/14/34	515,203
Nasdaq, Inc.
340,000	5.550	02/15/34	357,623
200,000	3.250	04/28/50	138,681
100,000	6.100	06/28/63	103,519
Raymond James Financial, Inc.
30,000	3.750	04/01/51	22,315

			5,411,248

Building Materials – 0.2%
Allegion U.S. Holding Co., Inc.
160,000	5.411	07/01/32	168,681
Fortune Brands Innovations, Inc.
179,000	5.875	06/01/33	191,920
Martin Marietta Materials, Inc.
185,000	3.450	06/01/27	183,829
340,000	4.250	12/15/47	284,978
Masco Corp.
215,000	1.500	02/15/28	204,819
Owens Corning
250,000	5.950	06/15/54	259,148

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials – (continued)
Stanley Black & Decker, Inc.
$225,000	3.000%	05/15/32	$206,811

			1,500,186

Capital Goods – 3.4%
3M Co.
465,000	3.250	08/26/49	325,202
3M Co., MTN
115,000	3.625	09/14/28	114,485
200,000	4.000	09/14/48	160,806
Amphenol Corp.
340,000	3.800	11/15/27	340,405
1,250,000	2.200	09/15/31	1,130,522
500,000	4.625	02/15/36	496,701
AptarGroup, Inc.
215,000	3.600	03/15/32	205,083
Avery Dennison Corp.
250,000	4.875	12/06/28	255,114
Berry Global, Inc.
134,000	5.800	06/15/31	142,459
Carrier Global Corp.
1,220,000	2.722	02/15/30	1,157,806
Caterpillar Financial Services Corp.
700,000	4.500	01/08/27	704,451
Caterpillar, Inc.
40,000	2.600	04/09/30	38,123
300,000	5.200	05/15/35	313,997
100,000	6.050	08/15/36	112,818
170,000	5.200	05/27/41	174,598
388,000	3.803	08/15/42	331,893
246,000	3.250	09/19/49	179,587
Corning, Inc.
130,000	4.375	11/15/57	108,026
328,000	5.450	11/15/79	313,867
Cummins, Inc.
990,000	4.900	02/20/29	1,021,619
227,000	1.500	09/01/30	204,873
279,000	5.150	02/20/34	291,471
Deere & Co.
504,000	3.900	06/09/42	443,350
190,000	3.750	04/15/50	151,663
Eaton Corp.
80,000	4.350	05/18/28	80,985
511,000	4.150	03/15/33	510,678
General Electric Co.
240,000	4.300	07/29/30	243,585
General Electric Co., MTN
85,000	6.750	03/15/32	97,250
590,000	5.875	01/14/38	649,543
Honeywell International, Inc.
519,000	2.500	11/01/26	513,691
80,000	2.700	08/15/29	76,891
450,000	4.700	02/01/30	461,780
640,000	1.750	09/01/31	566,777
300,000	5.000	02/15/33	313,367
200,000	4.500	01/15/34	200,797
200,000	5.250	03/01/54	192,463
Illinois Tool Works, Inc.
109,000	2.650	11/15/26	108,120

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Illinois Tool Works, Inc. – (continued)
$792,000	3.900%	09/01/42	$686,351
Jabil, Inc.
210,000	3.000	01/15/31	196,808
Jacobs Engineering Group, Inc.
228,000	5.900	03/01/33	241,411
John Deere Capital Corp.
273,000	1.450	01/15/31	243,510
John Deere Capital Corp., MTN
1,400,000	4.750	01/20/28	1,430,358
140,000	2.450	01/09/30	133,426
100,000	4.700	06/10/30	103,043
500,000	4.900	03/07/31	520,315
225,000	3.900	06/07/32	223,270
John Deere Capital Corp., Series I
540,000	5.150	09/08/33	570,650
Johnson Controls International PLC
110,000	6.000	01/15/36	119,806
Leggett & Platt, Inc.
215,000	4.400	03/15/29	212,913
Oshkosh Corp.
376,000	3.100	03/01/30	362,404
Otis Worldwide Corp.
1,115,000	2.565	02/15/30	1,052,846
Parker-Hannifin Corp.
250,000	4.250	09/15/27	251,676
660,000	3.250	06/14/29	646,022
200,000	4.500	09/15/29	203,596
Pentair Finance Sarl
222,000	5.900	07/15/32	239,225
Quanta Services, Inc.
280,000	4.500	01/15/31	283,193
500,000	5.250	08/09/34	517,208
Regal Rexnord Corp.
206,000	6.050	04/15/28	213,428
469,000	6.400	04/15/33	511,803
Republic Services, Inc.
390,000	3.950	05/15/28	391,109
846,000	4.875	04/01/29	870,429
500,000	5.000	04/01/34	518,133
Rockwell Automation, Inc.
100,000	6.250	12/01/37	112,201
50,000	2.800	08/15/61	29,312
Roper Technologies, Inc.
65,000	4.900	10/15/34	64,394
Snap-on, Inc.
460,000	4.100	03/01/48	380,521
100,000	3.100	05/01/50	68,614
Sonoco Products Co.
440,000	5.000	09/01/34	443,649
Timken Co. (The)
130,000	4.500	12/15/28	131,003
Vontier Corp.
100,000	2.950	04/01/31	92,923
Waste Connections, Inc.
300,000	4.200	01/15/33	297,251
200,000	2.950	01/15/52	132,479

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Waste Management, Inc.
$678,000	4.875%	02/15/29	$698,330
788,000	4.625	02/15/30	806,497
193,000	1.500	03/15/31	170,745
1,081,000	5.350	10/15/54	1,066,948
Westinghouse Air Brake Technologies Corp.
316,000	3.450	11/15/26	314,813
306,000	4.700	09/15/28	310,658
WestRock MWV LLC
170,000	7.950	02/15/31	195,869
WW Grainger, Inc.
185,000	4.450	09/15/34	185,980
442,000	3.750	05/15/46	360,131
Xylem, Inc.
600,000	1.950	01/30/28	579,451

			29,919,548

Communications – 2.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital
151,000	3.750	02/15/28	149,608
346,000	4.200	03/15/28	345,246
174,000	2.250	01/15/29	164,344
430,000	5.050	03/30/29	436,841
188,000	6.100	06/01/29	196,826
617,000	2.800	04/01/31	560,780
160,000	2.300	02/01/32	139,550
268,000	6.550	06/01/34	284,983
1,005,000	6.384	10/23/35	1,049,593
274,000	5.375	04/01/38	254,570
400,000	3.500	06/01/41	289,645
623,000	5.125	07/01/49	494,511
413,000	4.800	03/01/50	314,702
Comcast Corp.
138,000	3.150	02/15/28	136,389
356,000	4.150	10/15/28	358,698
490,000	4.550	01/15/29	500,131
150,000	2.650	02/01/30	142,967
400,000	3.400	04/01/30	391,254
242,000	4.250	10/15/30	244,003
460,000	4.650	02/15/33	467,018
192,000	5.300	06/01/34	200,465
430,000	4.200	08/15/34	417,589
260,000	5.300	05/15/35	272,176
249,000	5.650	06/15/35	265,572
400,000	4.400	08/15/35	388,904
357,000	6.500	11/15/35	402,184
480,000	3.900	03/01/38	426,567
340,000	4.000	08/15/47	264,538
356,000	3.969	11/01/47	274,456
200,000	4.000	03/01/48	154,776
400,000	4.700	10/15/48	342,122
396,000	3.999	11/01/49	299,826
356,000	3.450	02/01/50	244,940
359,000	2.800	01/15/51	215,882
482,000	2.887	11/01/51	291,566
207,000	2.450	08/15/52	113,116
100,000	5.650	06/01/54	96,143
550,000	2.937	11/01/56	320,309

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Comcast Corp. – (continued)
$396,000	4.950%	10/15/58	$339,351
472,000	2.650	08/15/62	246,319
488,000	2.987	11/01/63	272,224
Netflix, Inc.
705,000	5.875	11/15/28	740,398
Omnicom Group, Inc.
63,000	2.600	08/01/31	57,412
Time Warner Cable LLC
170,000	6.550	05/01/37	174,970
296,000	7.300	07/01/38	320,207
342,000	6.750	06/15/39	352,560
148,000	5.875	11/15/40	139,216
433,000	5.500	09/01/41	386,614
329,000	4.500	09/15/42	260,130
TWDC Enterprises 18 Corp., GMTN
290,000	4.125	06/01/44	247,642
TWDC Enterprises 18 Corp., MTN
217,000	1.850	07/30/26	215,106
102,000	2.950	06/15/27	101,142
Walt Disney Co. (The)
557,000	2.200	01/13/28	544,129
98,000	2.000	09/01/29	92,377
374,000	3.800	03/22/30	373,803
455,000	2.650	01/13/31	430,456
268,000	6.200	12/15/34	303,586
75,000	6.400	12/15/35	85,248
356,000	6.650	11/15/37	411,126
204,000	4.625	03/23/40	197,379
376,000	2.750	09/01/49	242,826
242,000	4.700	03/23/50	219,677
180,000	3.600	01/13/51	135,070
383,000	3.800	05/13/60	283,670

			19,085,428

Consumer Cyclical – 6.8%
Amazon.com, Inc.
89,000	3.300	04/13/27	88,726
200,000	1.200	06/03/27	194,190
1,092,000	3.150	08/22/27	1,084,522
364,000	4.650	12/01/29	375,055
313,000	1.500	06/03/30	283,947
163,000	2.100	05/12/31	148,307
1,695,000	3.600	04/13/32	1,649,325
786,000	4.800	12/05/34	819,925
110,000	4.650	11/20/35	110,650
675,000	3.875	08/22/37	624,388
152,000	2.875	05/12/41	116,939
440,000	4.950	12/05/44	428,110
425,000	4.050	08/22/47	351,247
383,000	2.500	06/03/50	231,149
697,000	3.100	05/12/51	472,265
638,000	4.250	08/22/57	517,095
264,000	3.250	05/12/61	170,137
393,000	4.100	04/13/62	304,479
American Honda Finance Corp.
262,000	4.250	09/01/28	264,226
440,000	5.650	11/15/28	459,548
1,030,000	5.100	01/08/36	1,037,618

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Aptiv Swiss Holdings Ltd.
$330,000	3.250%	03/01/32	$312,653
110,000	3.100	12/01/51	72,955
200,000	5.750	09/13/54	195,363
(US 5 Year CMT T-Note + 3.385%)
200,000	6.875	12/15/54(a)	208,753
AutoNation, Inc.
240,000	5.890	03/15/35	251,873
AutoZone, Inc.
94,000	4.500	02/01/28	95,089
Choice Hotels International, Inc.
350,000	5.850	08/01/34	363,472
Costco Wholesale Corp.
91,000	3.000	05/18/27	90,404
298,000	1.375	06/20/27	289,587
583,000	1.600	04/20/30	533,954
278,000	1.750	04/20/32	244,562
Darden Restaurants, Inc.
366,000	6.300	10/10/33	402,157
Dick’s Sporting Goods, Inc.
205,000	3.150	01/15/32	190,729
Dollar General Corp.
347,000	5.450	07/05/33	364,623
Dollar Tree, Inc.
414,000	4.200	05/15/28	415,874
eBay, Inc.
130,000	5.125	11/06/35	131,165
275,000	4.000	07/15/42	229,056
Expedia Group, Inc.
130,000	2.950	03/15/31	120,618
Ford Holdings LLC
312,000	9.300	03/01/30	358,002
Ford Motor Co.
50,000	4.750	01/15/43	40,126
351,000	5.291	12/08/46	301,543
Ford Motor Credit Co. LLC
200,000	4.271	01/09/27	199,668
1,335,000	5.800	03/05/27	1,354,209
410,000	2.900	02/16/28	397,668
650,000	5.918	03/20/28	668,299
200,000	6.800	05/12/28	209,407
1,110,000	6.798	11/07/28	1,168,899
300,000	2.900	02/10/29	285,884
500,000	5.113	05/03/29	505,495
605,000	7.122	11/07/33	659,813
General Motors Co.
290,000	5.000	10/01/28	296,523
215,000	5.600	10/15/32	226,523
860,000	6.250	04/15/35	923,523
503,000	6.600	04/01/36	551,374
127,000	5.150	04/01/38	123,876
232,000	6.750	04/01/46	251,573
200,000	5.400	04/01/48	184,283
190,000	5.950	04/01/49	187,866
General Motors Financial Co., Inc.
356,000	2.350	02/26/27	350,618
92,000	5.000	04/09/27	92,984

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$465,000	2.700%	08/20/27	$456,862
300,000	6.000	01/09/28	309,808
250,000	2.400	10/15/28	239,981
300,000	5.550	07/15/29	311,968
500,000	5.850	04/06/30	528,913
924,000	2.350	01/08/31	843,607
250,000	2.700	06/10/31	230,136
Genuine Parts Co.
460,000	4.950	08/15/29	465,433
Global Payments, Inc.
1,000,000	2.900	05/15/30	931,656
542,000	2.900	11/15/31	487,395
Home Depot, Inc. (The)
66,000	2.800	09/14/27	65,249
103,000	3.900	12/06/28	103,613
100,000	4.900	04/15/29	103,161
228,000	2.950	06/15/29	222,313
202,000	1.375	03/15/31	178,034
455,000	1.875	09/15/31	406,270
629,000	5.875	12/16/36	688,960
460,000	3.300	04/15/40	381,800
284,000	4.200	04/01/43	249,420
150,000	4.875	02/15/44	141,932
118,000	4.400	03/15/45	104,327
408,000	4.250	04/01/46	350,594
244,000	3.125	12/15/49	168,620
300,000	3.350	04/15/50	214,977
115,000	2.375	03/15/51	66,917
662,000	4.950	09/15/52	612,622
100,000	3.500	09/15/56	70,823
Lear Corp.
250,000	2.600	01/15/32	227,342
160,000	3.550	01/15/52	111,691
Lennar Corp.
250,000	4.750	11/29/27	252,184
Lowe’s Cos., Inc.
170,000	3.100	05/03/27	168,504
180,000	1.300	04/15/28	170,787
202,000	1.700	09/15/28	191,288
157,000	1.700	10/15/30	141,096
208,000	3.750	04/01/32	201,337
780,000	5.150	07/01/33	811,473
826,000	3.000	10/15/50	537,486
742,000	4.250	04/01/52	591,944
474,000	5.625	04/15/53	467,134
Marriott International, Inc.
1,220,000	4.900	04/15/29	1,252,494
Marriott International, Inc., Series FF
1,958,000	4.625	06/15/30	1,994,896
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	282,830
Mastercard, Inc.
84,000	2.950	11/21/26	83,407
144,000	3.300	03/26/27	143,447
575,000	4.875	03/09/28	587,721
132,000	2.950	06/01/29	128,656
668,000	3.350	03/26/30	656,922

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Mastercard, Inc. – (continued)
$222,000	2.000%	11/18/31	$199,602
162,000	3.650	06/01/49	124,731
400,000	3.850	03/26/50	317,774
McDonald’s Corp.
684,000	5.450	08/14/53	673,599
McDonald’s Corp., MTN
251,000	3.500	03/01/27	250,433
118,000	3.800	04/01/28	118,004
91,000	2.625	09/01/29	87,387
53,000	2.125	03/01/30	49,514
321,000	4.700	12/09/35	324,219
328,000	6.300	10/15/37	370,633
150,000	4.875	12/09/45	139,545
300,000	4.450	03/01/47	262,840
296,000	4.450	09/01/48	257,656
1,000	4.200	04/01/50	828
NIKE, Inc.
190,000	2.750	03/27/27	188,541
186,000	2.850	03/27/30	178,736
250,000	3.250	03/27/40	206,204
268,000	3.875	11/01/45	220,313
310,000	3.375	03/27/50	227,277
O’Reilly Automotive, Inc.
300,000	4.200	04/01/30	301,049
PulteGroup, Inc.
340,000	6.375	05/15/33	380,195
Ralph Lauren Corp.
66,000	5.000	06/15/32	68,792
Royal Caribbean Cruises Ltd.
400,000	5.375	01/15/36	408,866
Sekisui House U.S., Inc.
300,000	3.850	01/15/30	291,465
Sekisui House US, Inc.
388,000	3.966	08/06/61	265,984
Starbucks Corp.
100,000	4.000	11/15/28	100,309
300,000	3.000	02/14/32	281,449
92,000	4.300	06/15/45	79,017
250,000	4.500	11/15/48	215,377
94,000	4.450	08/15/49	80,332
642,000	3.500	11/15/50	466,891
Target Corp.
1,262,000	2.350	02/15/30	1,191,109
273,000	2.950	01/15/52	179,127
250,000	4.800	01/15/53	227,795
Toll Brothers Finance Corp.
300,000	3.800	11/01/29	297,301
Toyota Motor Credit Corp.
134,000	4.625	01/12/28	136,374
1,167,000	4.550	08/09/29	1,194,775
Toyota Motor Credit Corp., MTN
100,000	3.200	01/11/27	99,597
672,000	1.900	01/13/27	662,106
296,000	3.050	03/22/27	294,326
224,000	4.550	09/20/27	227,222
350,000	1.900	04/06/28	338,355
94,000	4.450	06/29/29	95,836

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Toyota Motor Credit Corp., MTN – (continued)
$436,000	2.150%	02/13/30	$408,536
391,000	3.375	04/01/30	382,172
Visa, Inc.
66,000	1.900	04/15/27	64,741
499,000	2.750	09/15/27	492,311
274,000	2.050	04/15/30	256,040
94,000	1.100	02/15/31	82,598
302,000	4.150	12/14/35	295,430
960,000	4.700	02/12/36	968,266
94,000	2.700	04/15/40	73,413
352,000	4.300	12/14/45	312,624
94,000	3.650	09/15/47	74,685
94,000	2.000	08/15/50	51,968
Walmart, Inc.
121,000	3.050	07/08/26	120,648
310,000	1.050	09/17/26	305,578
126,000	3.950	09/09/27	126,634
166,000	3.700	06/26/28	166,529
224,000	1.500	09/22/28	213,102
1,078,000	3.250	07/08/29	1,066,250
207,000	7.550	02/15/30	236,568
109,000	1.800	09/22/31	98,413
195,000	5.250	09/01/35	208,191
330,000	6.500	08/15/37	387,678
255,000	4.050	06/29/48	215,006
212,000	2.650	09/22/51	135,795
410,000	4.500	09/09/52	368,532
Western Union Co. (The)
120,000	6.200	11/17/36	124,693

			60,838,807

Consumer Noncyclical – 6.9%
Abbott Laboratories
452,000	3.750	11/30/26	451,521
538,000	4.750	11/30/36	543,387
840,000	4.900	11/30/46	794,932
AbbVie, Inc.
230,000	4.650	03/15/28	234,248
442,000	4.250	11/14/28	447,269
204,000	4.800	03/15/29	209,580
625,000	3.200	11/21/29	610,144
328,000	5.200	03/15/35	342,124
561,000	4.050	11/21/39	506,783
30,000	4.400	11/06/42	27,120
643,000	5.350	03/15/44	645,255
266,000	4.850	06/15/44	251,016
185,000	4.700	05/14/45	170,017
200,000	4.450	05/14/46	176,064
835,000	4.875	11/14/48	771,907
506,000	4.250	11/21/49	426,902
70,000	5.400	03/15/54	69,043
65,000	5.600	03/15/55	66,028
Altria Group, Inc.
1,080,000	4.800	02/14/29	1,103,093
92,000	5.800	02/14/39	96,087
242,000	3.400	02/04/41	189,530
220,000	4.250	08/09/42	186,403
256,000	5.375	01/31/44	251,305

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$148,000	3.875%	09/16/46	$113,913
464,000	5.950	02/14/49	470,236
654,000	3.700	02/04/51	467,712
134,000	4.000	02/04/61	98,402
Amgen, Inc.
820,000	5.150	03/02/28	839,409
1,500,000	2.450	02/21/30	1,418,181
154,000	3.350	02/22/32	146,644
760,000	4.200	03/01/33	750,614
302,000	5.250	03/02/33	315,542
288,000	6.400	02/01/39	316,675
661,000	3.150	02/21/40	533,239
400,000	5.600	03/02/43	408,048
100,000	3.375	02/21/50	73,053
40,000	4.663	06/15/51	34,901
353,000	3.000	01/15/52	234,128
190,000	5.650	03/02/53	190,009
945,000	5.750	03/02/63	940,700
Baxter International, Inc.
119,000	1.915	02/01/27	116,740
46,000	6.250	12/01/37	48,733
1,247,000	3.132	12/01/51	777,227
Becton Dickinson & Co.
200,000	3.700	06/06/27	199,418
200,000	4.693	02/13/28	202,488
Biogen, Inc.
466,000	5.200	09/15/45	435,344
540,000	3.150	05/01/50	355,639
Bristol-Myers Squibb Co.
160,000	1.125	11/13/27	153,581
500,000	4.125	06/15/39	458,535
140,000	3.550	03/15/42	115,323
1,300,000	5.500	02/22/44	1,319,989
100,000	2.550	11/13/50	60,510
1,007,000	6.250	11/15/53	1,105,422
691,000	5.550	02/22/54	683,566
Cardinal Health, Inc.
85,000	5.125	02/15/29	87,813
500,000	5.000	11/15/29	516,858
120,000	4.600	03/15/43	107,068
120,000	4.500	11/15/44	104,184
Centene Corp.
258,000	4.625	12/15/29	252,413
1,160,000	3.375	02/15/30	1,072,042
368,000	2.500	03/01/31	318,934
407,000	2.625	08/01/31	352,444
DENTSPLY SIRONA, Inc.
(US 5 Year CMT T-Note + 4.379%)
151,000	8.375	09/12/55(a)	151,040
Elevance Health, Inc.
453,000	5.375	06/15/34	471,155
290,000	3.600	03/15/51	208,780
Eli Lilly & Co.
664,000	4.500	02/09/29	679,076
1,150,000	4.200	08/14/29	1,165,030
1,000,000	4.250	03/15/31	1,014,780

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Eli Lilly & Co. – (continued)
$480,000	4.700%	02/09/34	$491,848
80,000	3.950	05/15/47	66,083
190,000	3.950	03/15/49	155,533
159,000	2.250	05/15/50	92,500
795,000	2.500	09/15/60	439,955
Gilead Sciences, Inc.
1,107,000	4.800	11/15/29	1,140,004
528,000	4.000	09/01/36	498,200
492,000	2.600	10/01/40	369,941
365,000	4.800	04/01/44	340,023
326,000	2.800	10/01/50	209,598
GlaxoSmithKline Capital, Inc.
362,000	3.875	05/15/28	363,503
150,000	5.375	04/15/34	160,657
548,000	6.375	05/15/38	624,322
Johnson & Johnson
175,000	4.850	03/01/32	183,409
536,000	3.550	03/01/36	498,369
144,000	3.625	03/03/37	131,897
640,000	4.500	09/01/40	625,993
238,000	3.750	03/03/47	194,278
424,000	2.450	09/01/60	236,459
Johnson & Johnson
330,000	1.300	09/01/30	298,191
Kroger Co. (The)
452,000	8.000	09/15/29	508,681
500,000	3.950	01/15/50	386,581
690,000	5.650	09/15/64	667,114
Medtronic Global Holdings SCA
794,000	4.500	03/30/33	800,027
Medtronic, Inc.
580,000	4.375	03/15/35	571,752
385,000	4.625	03/15/45	357,518
Merck & Co., Inc.
150,000	1.700	06/10/27	146,522
100,000	3.400	03/07/29	99,095
180,000	4.300	05/17/30	182,700
614,000	4.500	05/17/33	623,056
610,000	2.350	06/24/40	448,131
470,000	4.900	05/17/44	447,870
100,000	4.000	03/07/49	81,339
123,000	2.450	06/24/50	73,961
623,000	2.750	12/10/51	391,399
355,000	5.000	05/17/53	331,019
92,000	2.900	12/10/61	54,662
623,000	5.150	05/17/63	581,225
Mylan, Inc.
195,000	4.550	04/15/28	196,137
210,000	5.400	11/29/43	184,626
Novartis Capital Corp.
550,000	2.000	02/14/27	541,506
250,000	3.100	05/17/27	248,570
1,370,000	3.800	09/18/29	1,371,921
265,000	4.000	09/18/31	265,900
248,000	4.200	09/18/34	245,862
160,000	4.400	05/06/44	145,267
200,000	2.750	08/14/50	131,379

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Pfizer Investment Enterprises Pte Ltd.
$980,000	4.450%	05/19/28	$993,729
620,000	4.750	05/19/33	632,031
1,069,000	5.110	05/19/43	1,041,994
Pfizer, Inc.
330,000	3.600	09/15/28	329,507
700,000	3.450	03/15/29	692,902
830,000	4.000	12/15/36	788,713
380,000	4.100	09/15/38	353,611
678,000	3.900	03/15/39	609,547
750,000	4.400	05/15/44	681,896
160,000	4.125	12/15/46	134,389
Philip Morris International, Inc.
792,000	4.750	02/12/27	799,534
400,000	5.125	11/17/27	408,240
340,000	4.875	02/15/28	346,758
300,000	5.500	09/07/30	316,965
800,000	5.625	09/07/33	857,930
650,000	3.875	08/21/42	546,958
424,000	4.250	11/10/44	366,629
Regeneron Pharmaceuticals, Inc.
346,000	2.800	09/15/50	215,468
Revvity, Inc.
250,000	2.250	09/15/31	222,702
Royalty Pharma PLC
160,000	5.150	09/02/29	165,493
410,000	3.550	09/02/50	291,480
Sanofi SA
100,000	3.750	11/03/27	100,427
600,000	4.200	11/03/32	603,229
Stryker Corp.
490,000	4.625	03/15/46	442,095
Takeda U.S. Financing, Inc.
230,000	5.900	07/07/55	239,147
Thermo Fisher Scientific, Inc.
725,000	5.086	08/10/33	757,406
470,000	2.800	10/15/41	352,753
Utah Acquisition Sub, Inc.
154,000	3.950	06/15/26	154,059
Viatris, Inc.
503,000	2.700	06/22/30	463,928
540,000	3.850	06/22/40	426,253
26,000	4.000	06/22/50	17,838
Wyeth LLC
339,000	6.500	02/01/34	383,540
Zimmer Biomet Holdings, Inc.
50,000	3.550	03/20/30	48,784
300,000	4.250	08/15/35	284,234
Zoetis, Inc.
94,000	3.000	09/12/27	92,962
100,000	3.900	08/20/28	99,960
265,000	4.700	02/01/43	245,796

			61,168,766

Consumer Products – 0.7%
Brunswick Corp.
135,000	4.400	09/15/32	131,109
Colgate-Palmolive Co.
150,000	4.600	03/01/33	154,780

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Products – (continued)
Estee Lauder Cos., Inc. (The)
$1,510,000	1.950%	03/15/31	$1,361,667
Haleon U.S. Capital LLC
300,000	3.375	03/24/29	294,741
Haleon US Capital LLC
300,000	3.625	03/24/32	288,624
400,000	4.000	03/24/52	322,445
Hasbro, Inc.
263,000	6.350	03/15/40	287,182
Kenvue, Inc.
210,000	5.050	03/22/28	215,088
270,000	5.050	03/22/53	252,271
Kimberly-Clark Corp.
100,000	3.950	11/01/28	100,583
226,000	3.700	06/01/43	183,961
Mattel, Inc.
352,000	6.200	10/01/40	363,494
Polaris, Inc.
300,000	5.600	03/01/31	305,400
Procter & Gamble Co. (The)
214,000	1.900	02/01/27	210,654
756,000	2.850	08/11/27	748,788
512,000	3.000	03/25/30	497,544
232,000	1.200	10/29/30	206,251
196,000	1.950	04/23/31	179,081
76,000	2.300	02/01/32	70,250
199,000	4.050	01/26/33	200,925

			6,374,838

Electric – 10.3%
AEP Texas, Inc.
150,000	4.700	05/15/32	152,348
480,000	5.400	06/01/33	502,276
222,000	5.700	05/15/34	235,313
AEP Texas, Inc., Series I
180,000	2.100	07/01/30	166,211
AEP Transmission Co. LLC
100,000	3.750	12/01/47	79,071
700,000	3.800	06/15/49	538,902
AEP Transmission Co. LLC, Series M
1,250,000	3.650	04/01/50	951,381
AES Corp. (The)
204,000	2.450	01/15/31	189,653
Alabama Power Co.
530,000	5.850	11/15/33	574,856
370,000	6.125	05/15/38	412,111
Alliant Energy Corp.
(US 5 Year CMT T-Note + 2.077%)
470,000	5.750	04/01/56(a)	468,146
Ameren Illinois Co.
400,000	5.900	12/01/52	424,676
American Electric Power Co., Inc.
100,000	5.200	01/15/29	103,695
100,000	5.625	03/01/33	106,276
(US 5 Year CMT T-Note + 2.675%)
100,000	6.950	12/15/54(a)	108,300
486,000	3.875	02/15/62(a)	479,014

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
American Electric Power Co., Inc., Series D
(US 5 Year CMT T-Note + 1.940%)
$544,000	6.050%	03/15/56(a)	$547,268
Arizona Public Service Co.
400,000	2.200	12/15/31	357,066
100,000	4.500	04/01/42	90,199
110,000	4.200	08/15/48	90,681
160,000	4.250	03/01/49	130,036
110,000	3.500	12/01/49	78,946
Atmos Energy Corp.
434,000	5.500	06/15/41	451,175
1,582,000	4.150	01/15/43	1,390,596
Avista Corp.
327,000	4.000	04/01/52	255,539
Berkshire Hathaway Energy Co.
240,000	6.125	04/01/36	262,909
100,000	5.150	11/15/43	97,284
300,000	4.450	01/15/49	253,606
600,000	4.250	10/15/50	493,507
100,000	2.850	05/15/51	63,012
Black Hills Corp.
700,000	2.500	06/15/30	653,858
161,000	6.000	01/15/35	173,482
CenterPoint Energy Houston Electric LLC
1,650,000	5.200	10/01/28	1,704,921
CenterPoint Energy Houston Electric LLC, Series AC
1,089,000	4.250	02/01/49	914,806
CenterPoint Energy Houston Electric LLC, Series AJ
100,000	4.850	10/01/52	91,531
CenterPoint Energy, Inc., Series A
(US 5 Year CMT T-Note + 3.254%)
182,000	7.000	02/15/55(a)	192,237
CMS Energy Corp.
(US 5 Year CMT T-Note + 1.961%)
452,000	6.500	06/01/55(a)	472,249
Commonwealth Edison Co.
285,000	4.900	02/01/33	292,914
100,000	5.900	03/15/36	109,144
100,000	4.600	08/15/43	90,773
150,000	4.700	01/15/44	137,098
Connecticut Light and Power Co. (The)
300,000	4.900	07/01/33	307,701
Connecticut Light and Power Co. (The), Series A
130,000	4.150	06/01/45	110,329
Consolidated Edison Co. of New York, Inc.
980,000	4.450	03/15/44	867,382
Consolidated Edison Co. of New York, Inc., Series 07-A
1,768,000	6.300	08/15/37	1,976,338
Constellation Energy Generation LLC
430,000	3.900	01/08/28	430,127
300,000	5.600	03/01/28	309,783
100,000	6.500	10/01/53	110,259
135,000	5.750	03/15/54	135,370
Consumers Energy Co.
210,000	3.250	08/15/46	154,100

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Dominion Energy South Carolina, Inc.
$280,000	5.100%	06/01/65	$256,684
Dominion Energy, Inc.
500,000	5.375	11/15/32	526,296
Dominion Energy, Inc.
(US 5 Year CMT T-Note + 2.262%)
1,200,000	6.000	02/15/56(a)	1,217,735
Dominion Energy, Inc., Series A
(US 5 Year CMT T-Note + 2.386%)
501,000	6.875	02/01/55(a)	528,081
Dominion Energy, Inc., Series C
1,597,000	3.375	04/01/30	1,557,068
DTE Electric Co.
300,000	4.300	07/01/44	265,847
150,000	5.850	05/15/55	155,715
DTE Electric Co., Series B
100,000	3.650	03/01/52	75,095
DTE Electric Co., Series C
1,420,000	2.625	03/01/31	1,329,246
DTE Energy Co.
190,000	4.875	06/01/28	193,545
Duke Energy Carolinas LLC
830,000	4.950	01/15/33	859,253
850,000	5.300	02/15/40	874,384
345,000	3.200	08/15/49	243,362
Duke Energy Corp.
158,000	2.450	06/01/30	148,359
100,000	2.550	06/15/31	92,184
644,000	4.500	08/15/32	652,897
604,000	3.750	09/01/46	465,137
350,000	3.500	06/15/51	244,636
316,000	5.000	08/15/52	281,766
100,000	6.100	09/15/53	104,198
250,000	5.800	06/15/54	247,383
180,000	5.700	09/15/55	176,833
(US 5 Year CMT T-Note + 2.588%)
392,000	6.450	09/01/54(a)	413,732
Duke Energy Florida LLC
310,000	6.400	06/15/38	347,625
160,000	5.950	11/15/52	169,588
Duke Energy Florida Project Finance LLC, Series 2026
146,603	2.538	09/01/29	141,860
Duke Energy Indiana LLC
150,000	5.900	05/15/55	157,234
Duke Energy Indiana LLC, Series UUU
220,000	4.200	03/15/42	193,939
Duke Energy Progress LLC
500,000	6.300	04/01/38	552,213
Eastern Energy Gas Holdings LLC
634,000	5.650	10/15/54	633,092
Eastern Gas Transmission & Storage, Inc.
500,000	3.000	11/15/29	483,093
Edison International
1,344,000	5.250	11/15/28	1,371,124
1,131,000	5.450	06/15/29	1,163,300

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Entergy Arkansas LLC
$590,000	4.950%	01/15/36	$595,385
Entergy Louisiana LLC
832,000	4.000	03/15/33	811,534
878,000	5.150	09/15/34	907,701
182,000	4.200	09/01/48	148,994
Entergy Mississippi LLC
230,000	5.800	04/15/55	235,458
Evergy Kansas Central, Inc.
110,000	5.900	11/15/33	119,038
Evergy Metro, Inc.
1,460,000	5.125	08/15/35	1,492,713
Eversource Energy
740,000	5.125	05/15/33	755,619
886,000	5.950	07/15/34	947,956
Exelon Corp.
400,000	5.150	03/15/29	414,338
1,995,000	4.050	04/15/30	1,986,856
1,500,000	5.300	03/15/33	1,575,332
FirstEnergy Corp., Series B
908,000	2.250	09/01/30	833,908
FirstEnergy Corp., Series C
378,000	3.400	03/01/50	265,026
Florida Power & Light Co.
150,000	5.150	06/15/29	156,343
395,000	5.300	06/15/34	417,121
715,000	5.690	03/01/40	753,601
918,000	5.250	02/01/41	930,317
490,000	3.800	12/15/42	411,658
50,000	3.950	03/01/48	40,413
50,000	4.125	06/01/48	41,741
65,000	5.300	04/01/53	63,804
200,000	5.800	03/15/65	205,086
Georgia Power Co.
160,000	4.000	10/01/28	160,925
892,000	4.950	05/17/33	921,729
100,000	5.125	05/15/52	94,360
Georgia Power Co., Series A
546,000	3.250	03/15/51	380,773
IPALCO Enterprises, Inc.
300,000	5.750	04/01/34	310,040
ITC Holdings Corp.
460,000	5.300	07/01/43	443,967
Kentucky Utilities Co.
75,000	3.300	06/01/50	52,555
Louisville Gas and Electric Co.
590,000	5.125	11/15/40	594,083
National Rural Utilities Cooperative Finance Corp.
600,000	8.000	03/01/32	723,780
100,000	4.023	11/01/32	99,179
National Rural Utilities Cooperative Finance Corp., MTN
170,000	1.650	06/15/31	149,658
NextEra Energy Capital Holdings, Inc.
10,000	2.250	06/01/30	9,312
826,000	5.250	03/15/34	854,874
(US 5 Year CMT T-Note + 1.979%)
880,000	6.500	08/15/55(a)	934,985

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
NiSource, Inc.
$100,000	2.950%	09/01/29	$96,581
300,000	1.700	02/15/31	266,359
220,000	5.250	02/15/43	214,597
190,000	5.650	02/01/45	191,696
250,000	3.950	03/30/48	197,043
250,000	5.000	06/15/52	225,805
(US 5 Year CMT T-Note + 2.451%)
381,000	6.950	11/30/54(a)	398,929
(US 5 Year CMT T-Note + 2.527%)
120,000	6.375	03/31/55(a)	125,161
Northern States Power Co.
897,000	3.600	09/15/47	697,322
50,000	5.100	05/15/53	46,897
NSTAR Electric Co.
300,000	5.500	03/15/40	311,644
Oglethorpe Power Corp.
140,000	5.375	11/01/40	141,207
155,000	5.250	09/01/50	144,227
121,000	6.200	12/01/53	127,378
Oklahoma Gas and Electric Co.
160,000	3.850	08/15/47	128,783
Oncor Electric Delivery Co. LLC
1,140,000	4.150	06/01/32	1,133,022
130,000	7.500	09/01/38	160,029
200,000	5.350	10/01/52	193,980
ONE Gas, Inc.
134,000	2.000	05/15/30	123,696
1,092,000	4.658	02/01/44	1,006,521
Pacific Gas and Electric Co.
195,000	2.100	08/01/27	190,042
482,000	6.100	01/15/29	506,268
490,000	4.200	03/01/29	491,042
172,000	4.550	07/01/30	173,323
1,334,000	2.500	02/01/31	1,220,307
386,000	3.250	06/01/31	363,903
326,000	6.150	01/15/33	350,191
263,000	3.300	08/01/40	204,817
100,000	3.950	12/01/47	76,507
1,000	4.950	07/01/50	864
200,000	3.500	08/01/50	138,437
165,000	6.700	04/01/53	177,797
1,127,000	5.900	10/01/54	1,111,706
PacifiCorp
1,258,000	5.450	02/15/34	1,290,331
260,000	2.900	06/15/52	157,058
370,000	5.350	12/01/53	333,320
698,000	5.500	05/15/54	642,141
PECO Energy Co.
325,000	4.875	09/15/35	329,201
356,000	5.950	10/01/36	391,222
203,000	3.000	09/15/49	135,680
Piedmont Natural Gas Co., Inc.
284,000	4.100	09/18/34	272,338
PPL Capital Funding, Inc.
139,000	5.250	09/01/34	143,424

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
PPL Electric Utilities Corp.
$50,000	5.550%	08/15/55	$50,326
Public Service Co. of Colorado
92,000	1.875	06/15/31	81,768
100,000	3.950	03/15/43	83,037
360,000	5.750	05/15/54	369,281
Public Service Co. of Colorado, Series 39
290,000	4.500	06/01/52	246,910
Public Service Co. of Oklahoma
754,000	5.200	01/15/35	772,237
Public Service Electric and Gas Co.
885,000	4.850	08/01/34	898,235
Public Service Electric and Gas Co., MTN
360,000	5.375	11/01/39	373,261
100,000	5.500	03/01/40	103,673
Public Service Electric and Gas Co., Series I
591,000	4.000	06/01/44	498,982
Public Service Enterprise Group, Inc.
350,000	5.850	11/15/27	361,324
Puget Sound Energy, Inc.
279,000	5.330	06/15/34	291,408
140,000	5.483	06/01/35	146,116
158,000	6.274	03/15/37	175,840
322,000	5.795	03/15/40	337,667
92,000	5.764	07/15/40	95,902
425,000	5.638	04/15/41	439,832
216,000	4.434	11/15/41	195,166
San Diego Gas & Electric Co.
984,000	3.950	11/15/41	834,376
100,000	5.350	04/01/53	96,395
San Diego Gas & Electric Co., Series VVV
300,000	1.700	10/01/30	270,015
Sempra
766,000	3.250	06/15/27	759,736
226,000	3.400	02/01/28	223,829
402,000	6.000	10/15/39	423,471
240,000	4.000	02/01/48	187,581
(US 5 Year CMT T-Note + 2.868%)
346,000	4.125	04/01/52(a)	342,502
(US 5 Year CMT T-Note + 2.789%)
495,000	6.875	10/01/54(a)	510,227
Southern California Edison Co.
92,000	5.850	11/01/27	94,621
70,000	5.950	11/01/32	74,974
100,000	5.200	06/01/34	102,013
250,000	4.650	10/01/43	218,021
1,417,000	4.000	04/01/47	1,094,146
243,000	3.650	02/01/50	173,379
Southern California Edison Co., Series 20A
175,000	2.950	02/01/51	109,585
Southern California Edison Co., Series C
200,000	4.125	03/01/48	157,018
Southern Co. (The)
1,152,000	5.700	03/15/34	1,223,438
980,000	4.400	07/01/46	836,628

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Southern Co. (The), Series 2025
(US 5 Year CMT T-Note + 2.069%)
$170,000	6.375%	03/15/55(a)	$178,302
Southwestern Public Service Co.
250,000	4.500	08/15/41	223,653
System Energy Resources, Inc.
602,000	5.300	12/15/34	614,101
Tampa Electric Co.
175,000	2.400	03/15/31	161,468
Toledo Edison Co. (The)
779,000	6.150	05/15/37	863,215
Tucson Electric Power Co.
250,000	1.500	08/01/30	224,225
Union Electric Co.
740,000	5.300	08/01/37	773,673
350,000	3.900	04/01/52	272,744
Virginia Electric and Power Co.
100,000	5.000	04/01/33	102,854
240,000	4.000	01/15/43	201,947
160,000	4.600	12/01/48	139,303
774,000	2.450	12/15/50	446,489
1,135,000	2.950	11/15/51	723,030
Virginia Electric and Power Co., Series A
440,000	3.500	03/15/27	438,533
Virginia Electric and Power Co., Series C
196,000	4.900	09/15/35	196,367
Virginia Electric and Power Co., Series D
30,000	5.600	09/15/55	29,521
WEC Energy Group, Inc.
431,000	1.800	10/15/30	387,367
Wisconsin Electric Power Co.
100,000	4.150	10/15/30	100,493
115,000	4.600	10/01/34	116,161
Wisconsin Power and Light Co.
214,000	3.950	09/01/32	208,765
204,000	5.375	03/30/34	212,806
Wisconsin Public Service Corp.
640,000	4.752	11/01/44	588,920
Xcel Energy, Inc.
100,000	5.450	08/15/33	104,512
872,000	5.500	03/15/34	911,582
100,000	5.600	04/15/35	105,238

			91,460,106

Electrical – 0.1%
Emerson Electric Co.
250,000	1.950	10/15/30	228,963
514,000	6.000	08/15/32	566,951

			795,914

Energy – 6.0%
APA Corp.
100,000	6.100	02/15/35	104,519
210,000	5.100	09/01/40	193,878
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	49,538
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
354,000	3.337	12/15/27	351,323

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc. – (continued)
$300,000	4.080%	12/15/47	$243,735
Boardwalk Pipelines LP
400,000	4.450	07/15/27	401,897
277,000	4.800	05/03/29	281,858
245,000	3.600	09/01/32	231,961
BP Capital Markets America, Inc.
272,000	3.937	09/21/28	273,080
472,000	4.234	11/06/28	476,889
92,000	4.812	02/13/33	94,144
301,000	4.989	04/10/34	310,941
522,000	5.227	11/17/34	547,146
330,000	3.060	06/17/41	258,237
111,000	3.000	02/24/50	74,384
92,000	2.772	11/10/50	58,754
315,000	2.939	06/04/51	206,892
337,000	3.001	03/17/52	221,715
333,000	3.379	02/08/61	223,187
BP Capital Markets PLC
100,000	3.723	11/28/28	99,819
(US 5 Year CMT T-Note + 2.153%)
300,000	6.450	09/01/74(a)	321,000
Cheniere Corpus Christi Holdings LLC
660,000	5.125	06/30/27	667,322
100,000	3.700	11/15/29	98,606
Cheniere Energy Partners LP
185,000	5.950	06/30/33	198,350
Cheniere Energy, Inc.
685,000	4.625	10/15/28	685,629
Chevron Corp.
135,000	1.995	05/11/27	132,528
Chevron USA, Inc.
500,000	4.475	02/26/28	508,312
52,000	6.000	03/01/41	58,056
98,000	2.343	08/12/50	58,890
ConocoPhillips
848,000	6.500	02/01/39	971,538
ConocoPhillips Co.
430,000	5.300	05/15/53	409,068
908,000	5.550	03/15/54	893,889
Coterra Energy, Inc.
102,000	5.600	03/15/34	107,095
100,000	5.900	02/15/55	99,150
Devon Energy Corp.
360,000	7.875	09/30/31	423,900
112,000	5.200	09/15/34	115,005
250,000	4.750	05/15/42	227,477
293,000	5.000	06/15/45	268,068
Diamondback Energy, Inc.
455,000	6.250	03/15/33	497,677
205,000	5.400	04/18/34	213,473
185,000	5.750	04/18/54	179,946
290,000	5.900	04/18/64	285,738
Enbridge Energy Partners LP, Series B
176,000	7.500	04/15/38	211,160

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Energy Transfer LP
$200,000	5.500%	06/01/27	$202,951
66,000	4.000	10/01/27	66,053
230,000	4.950	06/15/28	234,680
551,000	5.250	04/15/29	569,481
545,000	3.750	05/15/30	535,443
374,000	6.400	12/01/30	408,051
354,000	5.750	02/15/33	375,226
100,000	6.550	12/01/33	110,736
350,000	5.350	01/15/36	355,036
370,000	6.500	02/01/42	397,420
100,000	5.950	10/01/43	100,519
511,000	5.350	05/15/45	472,826
159,000	5.300	04/15/47	145,757
521,000	5.400	10/01/47	481,875
259,000	6.000	06/15/48	254,834
362,000	6.250	04/15/49	367,050
431,000	5.000	05/15/50	370,794
280,000	5.950	05/15/54	270,153
Enterprise Products Operating LLC
326,000	3.125	07/31/29	318,254
150,000	2.800	01/31/30	143,659
51,000	5.350	01/31/33	53,887
150,000	5.950	02/01/41	160,949
207,000	4.850	08/15/42	196,340
196,000	4.450	02/15/43	174,889
160,000	4.850	03/15/44	150,133
160,000	5.100	02/15/45	153,520
135,000	4.900	05/15/46	125,818
244,000	4.800	02/01/49	220,295
368,000	4.200	01/31/50	304,703
1,515,000	3.950	01/31/60	1,131,853
Enterprise Products Operating LLC, Series E
(TSFR3M + 3.295%)
81,000	5.250	08/16/77(a)	81,018
Enterprise Products Operating LLC, Series J
371,000	5.750	03/01/35	396,537
EOG Resources, Inc.
136,000	4.375	04/15/30	137,770
236,000	4.950	04/15/50	215,189
Expand Energy Corp.
614,000	5.375	03/15/30	624,798
Exxon Mobil Corp.
71,000	2.275	08/16/26	70,491
62,000	3.294	03/19/27	61,831
378,000	3.482	03/19/30	372,854
249,000	2.610	10/15/30	235,982
560,000	4.227	03/19/40	523,272
341,000	3.567	03/06/45	274,783
335,000	3.095	08/16/49	234,101
456,000	4.327	03/19/50	390,462
460,000	3.452	04/15/51	338,676
Halliburton Co.
344,000	4.850	11/15/35	344,528
292,000	6.700	09/15/38	333,258
252,000	7.450	09/15/39	305,061
Helmerich & Payne, Inc.
497,000	2.900	09/29/31	451,186

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Hess Corp.
$248,000	4.300%	04/01/27	$249,040
148,000	6.000	01/15/40	162,251
323,000	5.600	02/15/41	339,946
HF Sinclair Corp.
174,000	6.250	01/15/35	183,046
Kinder Morgan Energy Partners LP
160,000	7.500	11/15/40	193,941
661,000	5.500	03/01/44	652,314
Kinder Morgan Energy Partners LP, MTN
758,000	6.950	01/15/38	876,156
Kinder Morgan, Inc.
222,000	2.000	02/15/31	201,261
306,000	5.550	06/01/45	303,512
142,000	5.050	02/15/46	131,627
380,000	5.200	03/01/48	356,862
200,000	3.600	02/15/51	143,661
100,000	5.450	08/01/52	95,215
Kinder Morgan, Inc., GMTN
420,000	7.750	01/15/32	495,610
Marathon Petroleum Corp.
152,000	5.850	12/15/45	153,443
130,000	5.000	09/15/54	112,608
MPLX LP
189,000	4.125	03/01/27	189,225
160,000	4.000	03/15/28	160,224
470,000	4.800	02/15/29	478,709
314,000	2.650	08/15/30	294,176
640,000	5.300	04/01/36	644,158
350,000	4.500	04/15/38	325,766
235,000	5.200	03/01/47	214,750
320,000	4.700	04/15/48	269,764
295,000	5.500	02/15/49	277,274
584,000	4.950	03/14/52	502,100
100,000	5.650	03/01/53	94,843
Occidental Petroleum Corp.
158,000	5.375	01/01/32	164,151
705,000	5.550	10/01/34	734,119
100,000	6.450	09/15/36	109,125
190,000	–	10/10/36(b)	116,613
190,000	6.200	03/15/40	199,025
ONEOK, Inc.
134,000	5.550	11/01/26	135,091
180,000	4.550	07/15/28	182,263
182,000	3.100	03/15/30	174,555
592,000	6.100	11/15/32	641,700
928,000	6.625	09/01/53	981,430
Ovintiv, Inc.
233,000	8.125	09/15/30	267,966
Patterson-UTI Energy, Inc.
633,000	3.950	02/01/28	630,298
Phillips 66
292,000	3.900	03/15/28	291,843
290,000	2.150	12/15/30	264,457
339,000	4.650	11/15/34	338,246
580,000	5.875	05/01/42	598,999
634,000	4.875	11/15/44	575,751

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Phillips 66 Co.
$260,000	4.950%	12/01/27	$264,684
Plains All American Pipeline LP / PAA Finance Corp.
240,000	4.500	12/15/26	240,907
339,000	3.550	12/15/29	332,609
100,000	3.800	09/15/30	98,137
760,000	5.600	01/15/36	778,368
130,000	5.150	06/01/42	121,681
188,000	4.700	06/15/44	164,583
Sabine Pass Liquefaction LLC
742,906	5.900	09/15/37	794,307
Shell Finance U.S., Inc.
100,000	2.375	11/07/29	95,209
100,000	4.125	05/11/35	97,724
556,000	6.375	12/15/38(c)	630,314
350,000	5.500	03/25/40(c)	367,570
320,000	4.375	05/11/45	280,753
428,000	4.000	05/10/46	353,589
440,000	3.750	09/12/46	348,742
200,000	3.250	04/06/50	141,959
Shell International Finance BV
216,000	2.750	04/06/30	206,508
300,000	3.625	08/21/42	245,699
Spectra Energy Partners LP
105,000	5.950	09/25/43	108,824
209,000	4.500	03/15/45	181,625
Targa Resources Corp.
52,000	5.500	02/15/35	53,721
230,000	5.550	08/15/35	238,122
200,000	4.950	04/15/52	176,135
300,000	6.250	07/01/52	309,733
40,000	6.125	05/15/55	40,403
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
86,000	5.500	03/01/30	87,448
367,000	4.875	02/01/31	371,209
768,000	4.000	01/15/32	744,820
Valero Energy Corp.
460,000	6.625	06/15/37	519,146
92,000	3.650	12/01/51	65,409
Western Midstream Operating LP
417,000	4.050	02/01/30	411,684
270,000	5.250	02/01/50	235,419
Williams Cos., Inc. (The)
518,000	3.750	06/15/27	517,443
384,000	3.500	11/15/30	372,678
730,000	2.600	03/15/31	675,576
270,000	7.750	06/15/31	310,771
150,000	5.150	03/15/36	152,068
542,000	6.300	04/15/40	590,747
370,000	5.100	09/15/45	346,918
440,000	4.850	03/01/48	391,491
269,000	5.800	11/15/54	270,129

			53,822,732

Financial Company – 1.9%
Air Lease Corp.
160,000	1.875	08/15/26	158,415
92,000	2.200	01/15/27	90,617

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Air Lease Corp. – (continued)
$354,000	3.125%	12/01/30	$332,383
Air Lease Corp., MTN
400,000	2.875	01/15/32	363,754
Ally Financial, Inc.
186,000	7.100	11/15/27	195,228
1,016,000	2.200	11/02/28	966,679
393,000	8.000	11/01/31	446,708
Apollo Global Management, Inc.
(US 5 Year CMT T-Note + 2.168%)
209,000	6.000	12/15/54(a)	204,727
Ares Capital Corp.
288,000	2.150	07/15/26	285,772
430,000	7.000	01/15/27	439,249
600,000	2.875	06/15/28	573,088
230,000	5.500	09/01/30	228,142
Ares Strategic Income Fund
1,510,000	5.700	03/15/28	1,523,182
Blackstone Private Credit Fund
313,000	2.625	12/15/26	308,607
580,000	3.250	03/15/27	571,611
140,000	4.950	09/26/27	140,159
960,000	6.250	01/25/31	965,400
Blackstone Secured Lending Fund
1,000,000	5.350	04/13/28	1,004,473
Blue Owl Capital Corp.
400,000	2.875	06/11/28	374,851
Blue Owl Credit Income Corp.
150,000	7.750	09/16/27	154,265
920,000	7.950	06/13/28	956,054
Blue Owl Finance LLC
260,000	3.125	06/10/31	231,665
660,000	4.375	02/15/32	631,613
Blue Owl Technology Finance Corp.
310,000	6.125	01/23/31	296,277
Franklin BSP Capital Corp.
250,000	7.200	06/15/29	258,669
300,000	6.000	10/02/30(c)	291,987
FS KKR Capital Corp.
205,000	7.875	01/15/29	208,745
100,000	6.875	08/15/29	99,065
100,000	6.125	01/15/30	96,043
100,000	6.125	01/15/31	94,717
GATX Corp.
410,000	4.700	04/01/29	417,758
373,000	1.900	06/01/31	331,479
613,000	4.900	03/15/33	623,192
Golub Capital Private Credit Fund
250,000	5.800	09/12/29	252,547
LPL Holdings, Inc.
270,000	5.650	03/15/35	276,094
Main Street Capital Corp.
250,000	6.500	06/04/27	254,028
Morgan Stanley
(SOFR + 2.050%)
1,354,000	6.627	11/01/34(a)	1,525,516

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Oaktree Specialty Lending Corp.
$130,000	6.340%	02/27/30	$127,936
Sixth Street Specialty Lending, Inc.
300,000	5.625	08/15/30	298,723

			16,599,418

Food and Beverage – 2.4%
Campbell’s Co. (The)
510,000	5.400	03/21/34	520,820
Coca-Cola Co. (The)
411,000	3.375	03/25/27	409,639
126,000	1.450	06/01/27	122,825
136,000	1.500	03/05/28	130,692
132,000	1.000	03/15/28	125,483
94,000	2.125	09/06/29	89,263
656,000	3.450	03/25/30	648,288
143,000	1.650	06/01/30	130,970
439,000	2.000	03/05/31	401,816
114,000	1.375	03/15/31	101,193
428,000	4.650	08/14/34	443,245
132,000	2.500	06/01/40	100,529
101,000	2.875	05/05/41	79,040
292,000	2.600	06/01/50	185,293
165,000	3.000	03/05/51	112,185
229,000	2.500	03/15/51	141,187
422,000	2.750	06/01/60	252,885
Coca-Cola Consolidated, Inc.
250,000	5.450	06/01/34	265,501
Conagra Brands, Inc.
200,000	1.375	11/01/27	191,447
242,000	8.250	09/15/30	278,048
572,000	5.300	11/01/38	553,304
Constellation Brands, Inc.
100,000	4.800	01/15/29	102,127
384,000	3.150	08/01/29	372,940
60,000	2.875	05/01/30	56,988
160,000	2.250	08/01/31	143,888
General Mills, Inc.
124,000	3.200	02/10/27	123,310
120,000	4.550	04/17/38	113,137
Hershey Co. (The)
150,000	2.450	11/15/29	142,462
250,000	4.750	02/24/30	257,956
600,000	1.700	06/01/30	545,670
Hormel Foods Corp.
152,000	3.050	06/03/51	101,660
Ingredion, Inc.
140,000	2.900	06/01/30	133,419
J M Smucker Co. (The)
134,000	2.125	03/15/32	117,728
150,000	6.500	11/15/43	163,794
466,000	6.500	11/15/53	512,434
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
160,000	5.500	01/15/36	164,883
Kellanova, Series B
1,339,000	7.450	04/01/31	1,539,195
Keurig Dr Pepper, Inc.
124,000	3.430	06/15/27	123,067

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Keurig Dr Pepper, Inc. – (continued)
$1,350,000	3.950%	04/15/29	$1,342,046
842,000	3.200	05/01/30	805,426
92,000	3.800	05/01/50	68,064
412,000	4.500	04/15/52	342,003
Kraft Heinz Foods Co.
296,000	3.000	06/01/26	295,490
115,000	3.875	05/15/27	114,771
250,000	6.875	01/26/39	282,544
403,000	5.000	06/04/42	371,267
512,000	4.375	06/01/46	421,670
2,000	4.875	10/01/49	1,731
Molson Coors Beverage Co.
190,000	5.000	05/01/42	178,259
346,000	4.200	07/15/46	281,437
Mondelez International, Inc.
435,000	2.750	04/13/30	412,523
466,000	2.625	09/04/50	284,425
PepsiCo, Inc.
218,000	3.000	10/15/27	216,219
96,000	2.625	07/29/29	92,599
210,000	2.750	03/19/30	201,469
160,000	1.625	05/01/30	146,300
100,000	1.400	02/25/31	88,884
400,000	1.950	10/21/31	359,542
650,000	4.650	07/23/32	668,934
262,000	2.625	10/21/41	195,281
100,000	4.000	03/05/42	87,701
301,000	4.450	04/14/46	272,782
252,000	3.450	10/06/46	196,379
563,000	2.875	10/15/49	380,335
130,000	3.625	03/19/50	100,423
Pilgrim’s Pride Corp.
150,000	3.500	03/01/32	140,415
335,000	6.250	07/01/33	361,597
25,000	6.875	05/15/34	28,003
Sysco Corp.
455,000	3.300	07/15/26	453,964
547,000	3.250	07/15/27	542,825
251,000	5.950	04/01/30	267,108
270,000	6.600	04/01/50	303,070
Tyson Foods, Inc.
761,000	3.550	06/02/27	757,323
160,000	4.550	06/02/47	140,274

			21,201,394

Hardware – 0.3%
Advanced Micro Devices, Inc.
1,228,000	3.924	06/01/32	1,218,229
CDW LLC / CDW Finance Corp.
300,000	2.670	12/01/26	296,715
Micron Technology, Inc.
145,000	5.650	11/01/32	154,641
250,000	5.875	02/09/33	269,338
250,000	5.875	09/15/33	269,095
206,000	6.050	11/01/35	223,488

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Hardware – (continued)
Take-Two Interactive Software, Inc.
$240,000	4.000%	04/14/32	$233,906

			2,665,412

Healthcare – 3.1%
Aetna, Inc.
140,000	6.625	06/15/36	155,618
314,000	3.875	08/15/47	242,326
Cencora, Inc.
300,000	2.700	03/15/31	279,511
Cigna Group (The)
1,210,000	4.375	10/15/28	1,223,848
220,000	2.375	03/15/31	201,797
280,000	4.800	08/15/38	271,022
30,000	4.800	07/15/46	27,009
466,000	4.900	12/15/48	422,121
266,000	3.400	03/15/50	189,286
585,000	3.400	03/15/51	415,106
489,000	5.600	02/15/54	479,805
CVS Health Corp.
180,000	5.000	01/30/29	184,613
1,500,000	3.750	04/01/30	1,475,148
1,600,000	1.875	02/28/31	1,425,262
100,000	2.125	09/15/31	88,837
531,000	5.700	06/01/34	558,787
780,000	4.780	03/25/38	745,514
500,000	6.000	06/01/44	508,846
131,000	5.125	07/20/45	120,136
100,000	5.050	03/25/48	89,051
100,000	4.250	04/01/50	79,016
1,280,000	6.050	06/01/54	1,282,557
141,000	6.000	06/01/63	138,859
Danaher Corp.
340,000	2.800	12/10/51	218,371
DH Europe Finance II Sarl
70,000	3.400	11/15/49	50,958
Elevance Health, Inc.
358,000	3.650	12/01/27	356,844
314,000	4.101	03/01/28	315,008
134,000	2.875	09/15/29	128,647
268,000	2.550	03/15/31	246,959
384,000	4.625	05/15/42	347,934
309,000	4.650	01/15/43	277,880
158,000	4.650	08/15/44	139,957
332,000	4.375	12/01/47	277,274
118,000	4.550	03/01/48	101,258
954,000	3.125	05/15/50	633,339
GE HealthCare Technologies, Inc.
1,657,000	5.905	11/22/32	1,798,388
HCA, Inc.
380,000	5.200	06/01/28	389,076
400,000	5.625	09/01/28	411,624
476,000	5.875	02/01/29	495,892
404,000	4.125	06/15/29	404,744
350,000	3.500	09/01/30	339,592
299,000	5.500	03/01/32	313,101
100,000	5.125	06/15/39	97,576
315,000	5.500	06/15/47	301,194
2,000	5.250	06/15/49	1,832

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
HCA, Inc. – (continued)
$220,000	3.500%	07/15/51	$151,288
749,000	4.625	03/15/52	618,976
151,000	6.000	04/01/54	150,740
510,000	5.950	09/15/54	508,933
120,000	6.200	03/01/55	122,745
100,000	6.100	04/01/64	100,024
Humana, Inc.
300,000	5.375	04/15/31	308,785
786,000	5.950	03/15/34	825,779
510,000	5.500	03/15/53	459,101
55,000	5.750	04/15/54	51,399
Illumina, Inc.
150,000	2.550	03/23/31	137,861
Solventum Corp.
290,000	5.900	04/30/54	290,099
UnitedHealth Group, Inc.
430,000	6.875	02/15/38	498,497
395,000	3.500	08/15/39	330,893
170,000	2.750	05/15/40	127,724
1,064,000	5.500	07/15/44	1,061,542
290,000	4.250	06/15/48	239,186
680,000	3.700	08/15/49	509,717
1,127,000	5.625	07/15/54	1,108,078
706,000	3.875	08/15/59	513,690
186,000	3.125	05/15/60	113,524
150,000	4.950	05/15/62	130,557
880,000	5.500	04/15/64	832,885
Universal Health Services, Inc.
100,000	5.050	10/15/34	100,266

			27,543,812

Insurance – 2.6%
Allstate Corp. (The)
100,000	3.850	08/10/49	77,828
(3M USD LIBOR + 2.120%)
242,000	6.500	05/15/67(a)	254,473
American International Group, Inc.
130,000	6.250	05/01/36	142,350
676,000	4.750	04/01/48	609,421
180,000	4.375	06/30/50	152,801
Aon Corp.
808,000	2.800	05/15/30	766,497
50,000	6.250	09/30/40	55,351
Aon Corp. / Aon Global Holdings PLC
90,000	5.000	09/12/32	92,930
50,000	2.900	08/23/51	31,691
Aon North America, Inc.
586,000	5.750	03/01/54	582,302
Arch Capital Finance LLC
150,000	5.031	12/15/46	141,849
Arthur J Gallagher & Co.
728,000	5.000	02/15/32	748,394
320,000	6.750	02/15/54	352,530
Athene Holding Ltd.
239,000	3.950	05/25/51	164,568
250,000	6.625	05/19/55	245,336

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
(US 5 Year CMT T-Note + 2.582%)
$201,000	6.875%	06/28/55(a)	$195,222
Berkshire Hathaway Finance Corp.
92,000	1.450	10/15/30	82,860
323,000	2.875	03/15/32	304,421
200,000	4.200	08/15/48	168,491
100,000	4.250	01/15/49	84,598
754,000	2.850	10/15/50	488,100
50,000	2.500	01/15/51	30,164
834,000	3.850	03/15/52	646,850
Berkshire Hathaway, Inc.
84,000	4.500	02/11/43	78,999
Brighthouse Financial, Inc.
100,000	4.700	06/22/47	74,949
136,000	3.850	12/22/51	84,902
Brown & Brown, Inc.
580,000	5.650	06/11/34	598,790
Chubb INA Holdings LLC
367,000	4.350	11/03/45	326,415
1,030,000	3.050	12/15/61	650,840
CNA Financial Corp.
245,000	5.500	06/15/33	257,239
CNO Financial Group, Inc.
285,000	6.450	06/15/34	298,885
Corebridge Financial, Inc.
366,000	3.650	04/05/27	364,382
279,000	3.900	04/05/32	265,437
702,000	5.750	01/15/34	733,598
(US 5 Year CMT T-Note + 3.846%)
192,000	6.875	12/15/52(a)	197,636
Equitable Holdings, Inc.
211,000	4.350	04/20/28	212,521
355,000	5.000	04/20/48	323,551
Everest Reinsurance Holdings, Inc.
324,000	3.500	10/15/50	229,375
F&G Annuities & Life, Inc.
130,000	6.250	10/04/34	125,012
First American Financial Corp.
158,000	5.450	09/30/34	160,735
Hartford Insurance Group, Inc. (The)
320,000	6.625	03/30/40	364,437
100,000	6.100	10/01/41	109,668
Jackson Financial, Inc.
190,000	3.125	11/23/31	175,198
358,000	5.670	06/08/32	374,594
Lincoln National Corp.
891,000	5.852	03/15/34	946,045
Markel Group, Inc.
160,000	5.000	03/30/43	150,343
Marsh & McLennan Cos., Inc.
674,000	4.550	11/08/27	680,806
965,000	4.375	03/15/29	974,895
530,000	2.250	11/15/30	484,882
100,000	4.200	03/01/48	82,654
206,000	4.900	03/15/49	188,528

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
MetLife, Inc.
$400,000	5.700%	06/15/35	$426,562
256,000	4.125	08/13/42	221,649
222,000	4.875	11/13/43	206,419
310,000	4.600	05/13/46	278,492
380,000	5.000	07/15/52	344,115
160,000	5.250	01/15/54	150,952
342,000	6.400	12/15/66	359,100
PartnerRe Finance B LLC
350,000	3.700	07/02/29	344,637
Principal Financial Group, Inc.
40,000	4.300	11/15/46	34,282
100,000	5.500	03/15/53	98,848
Progressive Corp. (The)
114,000	4.000	03/01/29	114,339
100,000	3.950	03/26/50	79,435
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
159,000	4.500	09/15/47(a)	157,549
170,000	3.905	12/07/47	136,060
228,000	3.935	12/07/49	178,955
(US 5 Year CMT T-Note + 3.035%)
572,000	3.700	10/01/50(a)	536,991
(US 5 Year CMT T-Note + 3.234%)
84,000	6.000	09/01/52(a)	87,746
Prudential Financial, Inc., MTN
118,000	5.700	12/14/36	125,833
282,000	4.600	05/15/44	258,811
211,000	4.350	02/25/50	175,430
480,000	3.700	03/13/51	357,097
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note + 2.392%)
409,000	6.650	09/15/55(a)	426,129
Selective Insurance Group, Inc.
100,000	5.900	04/15/35	106,380
Travelers Cos., Inc. (The)
380,000	6.750	06/20/36	440,645
140,000	4.050	03/07/48	115,111
420,000	3.050	06/08/51	283,927
200,000	5.700	07/24/55	204,825
Trinity Acquisition PLC
120,000	6.125	08/15/43	122,178
Unum Group
300,000	6.000	06/15/54	294,853
Voya Financial, Inc.
250,000	5.000	09/20/34	248,639
W R Berkley Corp.
180,000	3.150	09/30/61	110,599
Willis North America, Inc.
100,000	5.350	05/15/33	103,222
300,000	3.875	09/15/49	229,267

			23,293,420

Lodging – 0.1%
Las Vegas Sands Corp.
357,000	3.500	08/18/26	355,766

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Lodging – (continued)
Las Vegas Sands Corp. – (continued)
$215,000	5.900%	06/01/27	$218,812
487,000	3.900	08/08/29	476,567

			1,051,145

Media Non Cable – 0.2%
Netflix, Inc.
289,000	4.375	11/15/26	289,995
428,000	4.875	04/15/28	439,424
227,000	6.375	05/15/29	244,083
Omnicom Group, Inc.
300,000	5.300	11/01/34	302,335
Paramount Global
150,000	4.950	01/15/31	140,908
340,000	4.200	05/19/32	299,903
100,000	5.250	04/01/44	68,071
80,000	4.900	08/15/44	51,489
581,000	4.950	05/19/50	367,581

			2,203,789

Metals – 0.1%
Nucor Corp.
400,000	6.400	12/01/37	450,872
Steel Dynamics, Inc.
300,000	5.375	08/15/34	311,314
300,000	3.250	10/15/50	205,956

			968,142

Metals and Mining – 0.0%
Newmont Corp.
138,000	2.600	07/15/32	126,540
100,000	4.875	03/15/42	97,252

			223,792

Mining – 0.0%
Freeport-McMoRan, Inc.
200,000	5.450	03/15/43	197,836

Natural Gas – 0.0%
Spire, Inc.
(US 5 Year CMT T-Note + 2.556%)
130,000	6.250	06/01/56(a)	130,796

Publishing – 0.3%
Moody’s Corp.
536,000	5.000	08/05/34	551,792
50,000	2.550	08/18/60	26,645
S&P Global, Inc.
1,000,000	2.450	03/01/27	985,283
200,000	2.500	12/01/29	189,759
140,000	1.250	08/15/30	124,016
250,000	5.250	09/15/33	263,811
290,000	3.900	03/01/62	218,404

			2,359,710

REITs and Real Estate – 2.5%
Agree LP
500,000	5.600	06/15/35	528,341
Alexandria Real Estate Equities, Inc.
250,000	2.000	05/18/32	215,122
134,000	1.875	02/01/33	111,458
299,000	5.625	05/15/54	290,171

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
American Assets Trust LP
$597,000	6.150%	10/01/34	$609,856
American Homes 4 Rent LP
173,000	4.300	04/15/52	138,098
Americold Realty Operating Partnership LP
366,000	5.409	09/12/34	363,527
Boston Properties LP
250,000	6.750	12/01/27	261,040
300,000	4.500	12/01/28	302,632
877,000	2.450	10/01/33	728,684
80,000	5.750	01/15/35	81,680
Digital Realty Trust LP
450,000	5.550	01/15/28	463,092
635,000	3.600	07/01/29	627,986
Equinix, Inc.
270,000	3.200	11/18/29	260,961
204,000	2.150	07/15/30	186,659
910,000	2.500	05/15/31	830,482
GLP Capital LP / GLP Financing II, Inc.
406,000	5.300	01/15/29	416,288
207,000	3.250	01/15/32	188,854
321,000	5.250	02/15/33	322,687
100,000	6.750	12/01/33	109,030
100,000	6.250	09/15/54	100,074
HA Sustainable Infrastructure Capital, Inc.
102,000	6.150	01/15/31	105,595
395,000	6.375	07/01/34	407,490
Healthcare Realty Holdings LP
627,000	2.050	03/15/31	557,926
Highwoods Realty LP
422,000	3.050	02/15/30	397,642
488,000	2.600	02/01/31	438,414
Host Hotels & Resorts LP
1,003,000	5.500	04/15/35	1,023,061
Invitation Homes Operating Partnership LP
125,000	4.950	01/15/33	126,305
Kilroy Realty LP
782,000	6.250	01/15/36	799,506
Kimco Realty OP LLC
145,000	3.200	04/01/32	136,209
NNN REIT, Inc.
582,000	3.000	04/15/52	375,375
Omega Healthcare Investors, Inc.
185,000	3.625	10/01/29	180,518
420,000	5.200	07/01/30	430,631
Piedmont Operating Partnership LP
500,000	3.150	08/15/30	463,665
60,000	2.750	04/01/32	52,376
Prologis L.P.
500,000	1.750	07/01/30	455,442
Prologis LP
700,000	2.250	04/15/30	655,714
500,000	1.625	03/15/31	445,039
490,000	3.000	04/15/50	329,335
100,000	5.250	03/15/54	96,168
Realty Income Corp.
375,000	5.625	10/13/32	401,572
110,000	4.900	07/15/33	112,746

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Realty Income Corp. – (continued)
$50,000	5.875%	03/15/35	$55,160
269,000	5.375	09/01/54	265,259
Safehold GL Holdings LLC
286,000	5.650	01/15/35	298,872
Simon Property Group LP
64,000	3.250	11/30/26	63,770
450,000	3.375	12/01/27	447,303
242,000	2.450	09/13/29	230,690
94,000	2.650	07/15/30	88,868
250,000	6.250	01/15/34	276,636
384,000	3.250	09/13/49	270,800
1,364,000	3.800	07/15/50	1,052,680
126,000	6.650	01/15/54	143,667
Store Capital LLC
94,000	4.500	03/15/28	94,458
170,000	5.400	04/30/30	174,564
417,000	2.750	11/18/30	383,526
254,000	2.700	12/01/31	227,578
Ventas Realty LP
555,000	2.500	09/01/31	505,366
VICI Properties LP
650,000	4.750	02/15/28	657,339
750,000	4.950	02/15/30	763,934
760,000	5.125	05/15/32	772,137
Welltower OP LLC
290,000	4.250	04/15/28	292,434
276,000	3.100	01/15/30	267,107

			22,459,599

Revenue – 1.0%
Adventist Health System
85,000	2.952	03/01/29	82,056
50,000	3.630	03/01/49	35,103
Allina Health System, Series 2019
190,000	3.887	04/15/49	150,550
Ascension Health
200,000	3.945	11/15/46	166,929
Ascension Health, Series B
840,000	2.532	11/15/29	805,321
Banner Health
686,000	2.913	01/01/51	458,702
Baptist Health South Florida, Inc., Series 2017
100,000	4.342	11/15/41	89,594
Baylor Scott & White Holdings, Series 2021
536,000	1.777	11/15/30	486,739
California Institute of Technology
328,000	4.700	11/01/11	272,427
CommonSpirit Health
220,000	3.347	10/01/29	213,942
217,000	4.350	11/01/42	193,002
310,000	4.187	10/01/49	253,090
Duke University
50,000	3.299	10/01/46	38,418
Ford Foundation (The), Series 2017
280,000	3.859	06/01/47	235,089
Georgetown University (The), Series A
430,000	5.215	10/01/18	394,427

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Revenue – (continued)
Hackensack Meridian Health, Inc.
$190,000	4.211%	07/01/48	$162,406
Kaiser Foundation Hospitals
399,000	4.150	05/01/47	341,310
Kaiser Foundation Hospitals, Series 2019
274,000	3.266	11/01/49	198,766
Kaiser Foundation Hospitals, Series 2021
87,000	2.810	06/01/41	66,443
364,000	3.002	06/01/51	245,250
Massachusetts Institute of Technology
400,000	4.678	07/01/14	345,508
Mayo Clinic, Series 2013
100,000	4.000	11/15/47	82,535
Memorial Sloan-Kettering Cancer Center, Series 2015
373,000	4.200	07/01/55	311,571
Montefiore Obligated Group, Series 18-C
391,000	5.246	11/01/48	345,583
New York and Presbyterian Hospital (The)
250,000	4.763	08/01/16	210,699
Northwell Healthcare, Inc.
203,000	6.150	11/01/43	213,741
NYU Langone Hospitals
300,000	4.368	07/01/47	267,895
Piedmont Healthcare, Inc., Series 2042
405,000	2.719	01/01/42	296,924
Providence St Joseph Health Obligated Group, Series A
159,000	3.930	10/01/48	126,812
Sutter Health
569,000	5.547	08/15/53	586,480
Toledo Hospital (The)
250,000	4.982	11/15/45	213,125
Trinity Health Corp., Series 2021
100,000	2.632	12/01/40	75,063
Trustees of Dartmouth College
70,000	3.474	06/01/46	54,601
Trustees of the University of Pennsylvania (The)
100,000	4.674	09/01/12	84,537
University of Chicago (The), Series C
170,000	2.547	04/01/50	115,407
University of Southern California
253,000	5.250	10/01/11	245,675
William Marsh Rice University
100,000	3.574	05/15/45	81,563
Willis-Knighton Medical Center, Series 2018
300,000	4.813	09/01/48	270,000

			8,817,283

Software – 1.8%
MSCI, Inc.
145,000	5.250	09/01/35	144,764
50,000	5.150	03/15/36	49,598
Oracle Corp.
1,700,000	4.800	08/03/28	1,717,689
628,000	6.150	11/09/29	660,560
873,000	2.950	04/01/30	812,901
774,000	4.650	05/06/30	773,816
1,270,000	4.950	02/04/31	1,266,725
704,000	6.250	11/09/32	744,999
120,000	4.300	07/08/34	110,757

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Oracle Corp. – (continued)
$600,000	3.900%	05/15/35	$526,624
145,000	5.200	09/26/35	140,015
250,000	3.850	07/15/36	212,798
1,463,000	3.800	11/15/37	1,208,033
1,290,000	6.500	04/15/38	1,352,797
754,000	3.600	04/01/40	578,729
362,000	3.650	03/25/41	271,398
899,000	4.125	05/15/45	648,555
490,000	4.000	11/15/47	337,730
187,000	3.950	03/25/51	124,120
895,000	4.375	05/15/55	620,922
908,000	3.850	04/01/60	554,550
376,000	4.100	03/25/61	245,304
100,000	6.125	08/03/65	88,252
1,127,000	6.100	09/26/65	978,374
Paychex, Inc.
112,000	5.600	04/15/35	114,693
Salesforce, Inc.
460,000	3.700	04/11/28	458,841
455,000	1.950	07/15/31	404,565
411,000	2.900	07/15/51	251,470
Workday, Inc.
400,000	3.500	04/01/27	397,762
164,000	3.800	04/01/32	155,370

			15,952,711

Technology – 7.5%
Adobe, Inc.
102,000	2.150	02/01/27	100,567
470,000	2.300	02/01/30	440,719
401,000	4.950	04/04/34	411,814
Alphabet, Inc.
162,000	1.998	08/15/26	160,668
50,000	0.800	08/15/27	48,109
1,600,000	4.000	05/15/30	1,611,731
1,164,000	1.100	08/15/30	1,037,253
1,000,000	4.375	11/15/32	1,013,834
340,000	4.500	05/15/35	342,012
100,000	5.500	02/15/46	101,777
536,000	5.450	11/15/55	531,780
253,000	2.250	08/15/60	132,928
400,000	5.300	05/15/65	379,119
1,460,000	5.750	02/15/66	1,484,397
Analog Devices, Inc.
75,000	3.500	12/05/26	74,844
300,000	1.700	10/01/28	284,956
410,000	2.950	10/01/51	271,917
Apple, Inc.
120,000	3.000	06/20/27	119,208
692,000	2.900	09/12/27	685,057
218,000	3.000	11/13/27	216,428
1,282,000	1.200	02/08/28	1,227,314
252,000	1.400	08/05/28	239,888
320,000	3.250	08/08/29	316,942
336,000	1.650	05/11/30	309,155
454,000	4.200	05/12/30	461,417
118,000	1.250	08/20/30	106,121
2,488,000	1.650	02/08/31	2,247,102

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Apple, Inc. – (continued)
$272,000	1.700%	08/05/31	$243,959
310,000	4.500	02/23/36	317,656
64,000	4.450	05/06/44	59,782
100,000	3.750	11/13/47	80,974
717,000	2.950	09/11/49	488,229
309,000	2.550	08/20/60	175,158
325,000	2.800	02/08/61	192,840
808,000	2.850	08/05/61	492,046
100,000	4.100	08/08/62	80,100
Applied Materials, Inc.
92,000	3.300	04/01/27	91,670
578,000	1.750	06/01/30	528,656
1,344,000	4.350	04/01/47	1,202,190
AppLovin Corp.
102,000	5.500	12/01/34	103,790
Arrow Electronics, Inc.
135,000	5.875	04/10/34	142,347
Automatic Data Processing, Inc.
467,000	1.250	09/01/30	415,542
Broadcom, Inc.
183,000	3.459	09/15/26	182,482
605,000	4.750	04/15/29	620,085
420,000	5.050	07/12/29	434,731
53,000	4.350	02/15/30	53,615
1,567,000	4.150	11/15/30	1,569,968
514,000	2.450	02/15/31	474,509
570,000	4.300	11/15/32	568,663
521,000	3.419	04/15/33	488,278
290,000	3.469	04/15/34	267,990
25,000	4.800	10/15/34	25,350
600,000	3.137	11/15/35(c)	523,269
419,000	3.187	11/15/36(c)	360,602
1,800,000	3.500	02/15/41	1,492,527
322,000	3.750	02/15/51	247,919
Broadridge Financial Solutions, Inc.
250,000	2.600	05/01/31	226,955
Cisco Systems, Inc.
203,000	4.950	02/24/32	211,250
658,000	5.050	02/26/34	684,331
505,000	5.500	01/15/40	529,558
165,000	5.300	02/26/54	160,364
100,000	5.350	02/26/64	95,735
Concentrix Corp.
138,000	6.850	08/02/33	132,999
Dell International LLC / EMC Corp.
792,000	4.900	10/01/26	794,854
200,000	5.250	02/01/28	204,686
200,000	5.300	10/01/29	207,759
50,000	5.750	02/01/33	53,070
113,000	8.100	07/15/36	137,306
450,000	3.375	12/15/41	347,262
Dell, Inc.
140,000	7.100	04/15/28	150,018
713,000	5.400	09/10/40	708,314
Fidelity National Information Services, Inc.
275,000	1.650	03/01/28	261,789
400,000	3.100	03/01/41	294,930

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Fiserv, Inc.
$363,000	3.200%	07/01/26	$361,515
190,000	5.450	03/02/28	194,192
360,000	5.375	08/21/28	369,413
69,000	4.200	10/01/28	68,912
285,000	5.450	03/15/34	290,958
392,000	4.400	07/01/49	310,233
Hewlett Packard Enterprise Co.
400,000	4.400	09/25/27	402,293
1,064,000	5.000	10/15/34	1,053,831
HP, Inc.
830,000	2.650	06/17/31	752,287
507,000	5.500	01/15/33	520,070
161,000	6.100	04/25/35	172,001
IBM International Capital Pte Ltd.
100,000	5.250	02/05/44	97,029
910,000	5.300	02/05/54	844,873
Intel Corp.
300,000	4.150	08/05/32	293,461
674,000	5.150	02/21/34	689,618
148,000	4.600	03/25/40	134,751
170,000	4.250	12/15/42	141,836
100,000	5.625	02/10/43	97,853
110,000	4.900	07/29/45	96,942
1,000,000	4.750	03/25/50	837,455
200,000	3.050	08/12/51	126,688
746,000	5.700	02/10/53	712,498
100,000	5.600	02/21/54	94,340
224,000	3.100	02/15/60	128,765
271,000	4.950	03/25/60	227,948
International Business Machines Corp.
655,000	1.700	05/15/27	639,030
130,000	4.150	07/27/27	130,732
230,000	4.650	02/10/28	233,739
540,000	4.150	05/15/39	488,304
180,000	5.600	11/30/39	186,960
80,000	4.000	06/20/42	68,174
300,000	4.250	05/15/49	244,838
300,000	2.950	05/15/50	194,361
120,000	4.900	07/27/52	106,137
International Business Machines Corp., Series
167,000	5.700	02/10/55	164,098
Intuit, Inc.
600,000	5.200	09/15/33	621,651
100,000	5.500	09/15/53	94,547
Keysight Technologies, Inc.
517,000	4.950	10/15/34	526,789
KLA Corp.
650,000	4.100	03/15/29	654,117
100,000	3.300	03/01/50	71,057
100,000	4.950	07/15/52	93,098
322,000	5.250	07/15/62	304,842
Kyndryl Holdings, Inc.
130,000	6.350	02/20/34	124,929
Lam Research Corp.
436,000	4.000	03/15/29	437,400
228,000	1.900	06/15/30	209,228
220,000	4.875	03/15/49	205,834

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Lam Research Corp. – (continued)
$298,000	2.875%	06/15/50	$197,062
Marvell Technology, Inc.
61,000	5.950	09/15/33	65,666
200,000	5.450	07/15/35	208,004
Meta Platforms, Inc.
730,000	3.500	08/15/27	729,865
1,064,000	4.600	05/15/28	1,085,155
290,000	4.800	05/15/30	300,372
638,000	4.200	11/15/30	643,645
888,000	4.600	11/15/32	902,455
850,000	5.500	11/15/45	841,888
214,000	5.625	11/15/55	210,025
410,000	4.650	08/15/62	334,857
51,000	5.750	05/15/63	49,772
1,504,000	5.550	08/15/64	1,416,036
1,000,000	5.750	11/15/65	975,786
Microsoft Corp.
87,000	3.300	02/06/27	86,708
592,000	3.500	02/12/35	561,476
470,000	3.450	08/08/36	433,369
81,000	4.100	02/06/37	79,384
390,000	5.200	06/01/39	415,081
310,000	5.300	02/08/41	326,040
508,000	2.525	06/01/50	316,280
129,000	2.921	03/17/52	85,775
576,000	2.675	06/01/60	334,286
400,000	3.041	03/17/62	252,294
Motorola Solutions, Inc.
624,000	4.600	05/23/29	633,509
386,000	2.750	05/24/31	357,437
130,000	5.500	09/01/44	128,849
NetApp, Inc.
280,000	5.500	03/17/32	291,762
NVIDIA Corp.
635,000	1.550	06/15/28	606,828
461,000	2.000	06/15/31	420,129
PayPal Holdings, Inc.
160,000	5.150	06/01/34	164,873
480,000	3.250	06/01/50	338,689
25,000	5.050	06/01/52	22,563
QUALCOMM, Inc.
304,000	3.250	05/20/27	302,449
200,000	1.300	05/20/28	189,741
114,000	2.150	05/20/30	106,080
871,000	4.650	05/20/35	886,070
1,003,000	4.500	05/20/52	861,087
198,000	6.000	05/20/53	209,523
Synopsys, Inc.
140,000	5.000	04/01/32	144,262
150,000	5.700	04/01/55	149,726
Texas Instruments, Inc.
10,000	4.500	05/23/30	10,212
215,000	5.100	05/23/35	224,174
968,000	4.150	05/15/48	819,620
284,000	2.700	09/15/51	178,544
100,000	5.150	02/08/54	96,573

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Trimble, Inc.
$210,000	6.100%	03/15/33	$224,581
Uber Technologies, Inc.
923,000	4.800	09/15/34	925,371
193,000	4.800	09/15/35	192,049
VeriSign, Inc.
245,000	5.250	06/01/32	250,452
Verisk Analytics, Inc.
200,000	5.250	06/05/34	203,575
100,000	5.500	06/15/45	97,632
VMware, Inc.
263,000	1.800	08/15/28	250,252
228,000	2.200	08/15/31	204,030

			66,644,714

Transportation – 1.8%
American Airlines Group, Inc. Pass-Through Trust, Series 2015-1, A
118,521	3.375	05/01/27	116,919
American Airlines Group, Inc. Pass-Through Trust, Series 2015-2, AA
230,964	3.600	09/22/27	228,627
American Airlines Group, Inc. Pass-Through Trust, Series 2016-1, AA
54,820	3.575	01/15/28	54,151
Burlington Northern Santa Fe LLC
190,000	5.750	05/01/40	202,052
300,000	4.400	03/15/42	272,027
92,000	4.450	03/15/43	82,924
180,000	4.900	04/01/44	171,260
180,000	4.150	04/01/45	153,342
92,000	3.900	08/01/46	74,867
206,000	4.150	12/15/48	172,568
219,000	3.550	02/15/50	163,259
379,000	3.300	09/15/51	266,516
736,000	4.450	01/15/53	631,936
170,000	5.200	04/15/54	162,345
CSX Corp.
450,000	3.800	03/01/28	450,324
200,000	4.250	03/15/29	202,868
270,000	4.100	03/15/44	231,272
700,000	3.800	11/01/46	559,998
240,000	4.300	03/01/48	204,364
130,000	4.500	11/15/52	113,120
100,000	4.500	08/01/54	85,981
100,000	4.250	11/01/66	78,728
Federal Express Corp. Pass Through Trusts, Series 20-1, AA
520,955	1.875	02/20/34	458,998
FedEx Corp.
180,000	4.250	05/15/30	181,623
180,000	2.400	05/15/31	165,736
344,000	5.100	01/15/44	326,228
430,000	4.750	11/15/45	385,712
360,000	4.550	04/01/46	314,092
Norfolk Southern Corp.
92,000	4.450	03/01/33	92,346
225,000	5.550	03/15/34	239,346
807,000	5.100	05/01/35	831,725
410,000	4.450	06/15/45	359,398

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
Norfolk Southern Corp. – (continued)
$150,000	4.550%	06/01/53	$128,124
332,000	3.155	05/15/55	217,915
150,000	5.950	03/15/64	155,132
Ryder System, Inc., MTN
380,000	2.850	03/01/27	375,879
Union Pacific Corp.
160,000	2.400	02/05/30	151,279
290,000	2.375	05/20/31	267,898
1,096,000	2.800	02/14/32	1,017,992
140,000	3.200	05/20/41	112,098
278,000	3.799	10/01/51	213,444
95,000	2.950	03/10/52	61,651
250,000	4.950	09/09/52	232,484
831,000	3.875	02/01/55	635,454
408,000	3.839	03/20/60	300,333
100,000	3.550	05/20/61	68,415
446,000	3.799	04/06/71	312,908
United Airlines, Inc. Pass-Through Trust, Series 2024-1, AA
866,445	5.450	02/15/37	905,256
United Parcel Service, Inc.
100,000	3.400	03/15/29	99,073
940,000	4.875	03/03/33	978,816
300,000	5.150	05/22/34	316,016
250,000	6.200	01/15/38	281,253
200,000	4.875	11/15/40	197,261
820,000	3.750	11/15/47	646,727

			15,710,060

Water – 0.2%
American Water Capital Corp.
892,000	4.450	06/01/32	899,569
130,000	4.300	09/01/45	111,931
160,000	4.000	12/01/46	128,962
100,000	3.450	05/01/50	72,427
30,000	5.700	09/01/55	30,443
Essential Utilities, Inc.
400,000	5.375	01/15/34	418,404

			1,661,736

Wireless – 3.5%
American Tower Corp.
496,000	3.375	10/15/26	494,235
200,000	2.750	01/15/27	198,100
1,018,000	3.600	01/15/28	1,011,098
361,000	3.800	08/15/29	357,988
80,000	2.900	01/15/30	76,483
300,000	1.875	10/15/30	270,619
470,000	5.900	11/15/33	508,120
251,000	3.100	06/15/50	168,416
AT&T, Inc.
83,000	3.800	02/15/27	83,002
282,000	2.300	06/01/27	276,804
912,000	4.350	03/01/29	922,374
1,139,000	4.300	02/15/30	1,150,908
885,000	4.550	11/01/32	890,305
910,000	2.550	12/01/33	789,090
384,000	5.400	02/15/34	401,317
379,000	4.500	05/15/35	370,205

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
AT&T, Inc. – (continued)
$1,320,000	5.375%	08/15/35	$1,369,210
140,000	4.850	03/01/39	134,984
458,000	5.150	03/15/42	441,241
190,000	4.300	12/15/42	164,201
150,000	4.800	06/15/44	134,841
255,000	4.350	06/15/45	215,142
293,000	4.500	03/09/48	246,331
225,000	4.550	03/09/49	189,637
538,000	3.650	06/01/51	385,689
130,000	3.300	02/01/52	85,880
660,000	3.500	09/15/53	450,900
620,000	3.550	09/15/55	420,929
530,000	3.800	12/01/57	370,583
617,000	3.650	09/15/59	416,638
192,000	3.850	06/01/60	134,640
Crown Castle, Inc.
260,000	3.800	02/15/28	258,792
100,000	2.500	07/15/31	90,572
181,000	5.200	09/01/34	186,098
329,000	4.750	05/15/47	289,920
486,000	5.200	02/15/49	449,963
T-Mobile USA, Inc.
378,000	3.750	04/15/27	377,403
62,000	2.625	02/15/29	59,605
713,000	2.550	02/15/31	659,084
176,000	2.875	02/15/31	165,642
56,000	5.050	07/15/33	57,707
605,000	5.750	01/15/34	648,456
178,000	4.700	01/15/35	176,651
328,000	4.375	04/15/40	299,563
444,000	3.000	02/15/41	337,824
339,000	4.500	04/15/50	283,605
256,000	3.300	02/15/51	174,541
925,000	3.400	10/15/52	633,656
340,000	5.650	01/15/53	333,580
380,000	5.750	01/15/54	377,620
1,000,000	5.700	01/15/56	983,057
400,000	3.600	11/15/60	270,972
200,000	5.800	09/15/62	200,360
Verizon Communications, Inc.
383,000	4.125	03/16/27	384,240
1,705,000	4.016	12/03/29	1,707,410
314,000	3.150	03/22/30	303,253
110,000	7.750	12/01/30	127,205
1,870,000	2.550	03/21/31	1,733,121
303,000	5.050	05/09/33	314,880
140,000	4.500	08/10/33	140,232
605,000	4.400	11/01/34	592,878
180,000	5.850	09/15/35	195,256
220,000	4.272	01/15/36	209,069
649,000	5.000	01/15/36	650,801
397,000	5.250	03/16/37	404,841
382,000	2.650	11/20/40	278,545
610,000	3.400	03/22/41	486,630
60,000	6.550	09/15/43	66,821
135,000	4.125	08/15/46	110,017
514,000	4.862	08/21/46	462,385

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
Verizon Communications, Inc. – (continued)
$311,000	4.522%	09/15/48	$263,712
352,000	2.875	11/20/50	221,847
499,000	3.550	03/22/51	360,787
130,000	2.987	10/30/56	79,190
231,000	3.000	11/20/60	139,755
760,000	3.700	03/22/61	527,204
753,000	6.000	11/30/65	753,937

			30,958,597

TOTAL CORPORATE OBLIGATIONS (Cost $758,426,565)			746,391,227

Foreign Corporate Debt – 14.4%

Aerospace & Defense – 0.0%
Embraer Netherlands Finance BV (Brazil)
100,000	5.400	01/09/38	100,375

Banks – 7.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US 1 Year CMT T-Note + 2.700%)
600,000	6.138	09/14/28(a)	619,730
(US 1 Year CMT T-Note + 1.950%)
300,000	6.033	03/13/35(a)	321,031
Banco Santander SA (Spain)
1,000,000	4.250	04/11/27	1,003,799
2,000,000	5.294	08/18/27	2,036,434
310,000	4.379	04/12/28	312,406
600,000	6.607	11/07/28	638,972
325,000	3.490	05/28/30	315,794
(US 1 Year CMT T-Note + 0.900%)
200,000	1.722	09/14/27(a)	197,302
(US 1 Year CMT T-Note + 2.000%)
200,000	4.175	03/24/28(a)	200,147
(US 1 Year CMT T-Note + 1.600%)
336,000	3.225	11/22/32(a)	310,405
Bank of Montreal (Canada)
86,000	5.266	12/11/26	86,970
511,000	5.203	02/01/28	524,129
219,000	5.717	09/25/28	228,387
(SOFR + 1.250%)
310,000	4.640	09/10/30(a)	315,321
(5 Year USD Swap + 1.432%)
424,000	3.803	12/15/32(a)	421,873
(US 5 Year CMT T-Note + 1.400%)
600,000	3.088	01/10/37(a)	548,848
Bank of Nova Scotia (The) (Canada)
80,000	1.950	02/02/27	78,801
684,000	4.850	02/01/30	702,744
300,000	2.150	08/01/31	269,841
530,000	2.450	02/02/32	479,548
490,000	5.650	02/01/34	525,400

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
(SOFR + 1.000%)
$120,000	4.404%	09/08/28(a)	$120,681
(SOFR + 0.760%)
180,000	4.043	09/15/28(a)	180,385
(SOFR + 0.890%)
129,000	4.932	02/14/29(a)	131,527
Barclays PLC (United Kingdom)
(3M USD LIBOR + 3.054%)
200,000	5.088	06/20/30(a)	204,247
(US 1 Year CMT T-Note + 1.900%)
1,000,000	2.645	06/24/31(a)	934,273
(US 1 Year CMT T-Note + 1.200%)
1,000,000	2.667	03/10/32(a)	920,217
(US 1 Year CMT T-Note + 1.300%)
1,000,000	2.894	11/24/32(a)	916,785
(SOFR + 3.570%)
200,000	7.119	06/27/34(a)	225,041
(SOFR + 1.910%)
920,000	5.335	09/10/35(a)	943,201
(US 5 Year CMT T-Note + 2.900%)
500,000	3.564	09/23/35(a)	477,678
(SOFR + 1.830%)
200,000	5.860	08/11/46(a)	206,474
Canadian Imperial Bank of Commerce (Canada)
105,000	5.001	04/28/28	107,271
930,000	3.600	04/07/32	896,516
(SOFR + 1.030%)
210,000	4.857	03/30/29(a)	213,300
(US 5 Year CMT T-Note + 2.833%)
200,000	6.950	01/28/85(a)	205,906
Cooperatieve Rabobank UA (Netherlands)
86,000	5.250	05/24/41	87,321
510,000	5.750	12/01/43	524,178
485,000	5.250	08/04/45	467,064
Deutsche Bank AG (Germany)
(SOFR + 1.219%)
900,000	2.311	11/16/27(a)	889,408
(SOFR + 1.318%)
664,000	2.552	01/07/28(a)	656,630
1,740,000	5.414	05/10/29	1,815,704
(SOFR + 3.043%)
410,000	3.547	09/18/31(a)	394,312
(SOFR + 2.257%)
480,000	3.742	01/07/33(a)	451,532
HSBC Holdings PLC (United Kingdom)
(3M U.S. T-Bill MMY + 1.808%)
1,005,000	4.041	03/13/28(a)	1,005,424
(SOFR + 1.060%)
570,000	5.597	05/17/28(a)	580,308
(SOFR + 2.610%)
710,000	5.210	08/11/28(a)	721,944

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
(SOFR + 1.732%)
$200,000	2.013%	09/22/28(a)	$194,126
(SOFR + 3.350%)
290,000	7.390	11/03/28(a)	305,840
(TSFR3M + 1.872%)
771,000	3.973	05/22/30(a)	766,308
(SOFR + 1.187%)
500,000	2.804	05/24/32(a)	461,713
(SOFR + 2.530%)
580,000	4.762	03/29/33(a)	582,560
(SOFR + 2.870%)
502,000	5.402	08/11/33(a)	524,542
(SOFR + 2.390%)
1,420,000	6.254	03/09/34(a)	1,556,615
(SOFR + 1.780%)
300,000	5.719	03/04/35(a)	320,336
(SOFR + 1.880%)
315,000	5.790	05/13/36(a)	335,505
83,000	6.100	01/14/42	91,114
(SOFR + 2.650%)
400,000	6.332	03/09/44(a)	441,779
HSBC Holdings PLC, Series ** (United Kingdom)
510,000	6.500	05/02/36	555,419
878,000	6.500	09/15/37	962,892
ING Groep NV (Netherlands)
(SOFR + 1.440%)
326,000	5.335	03/19/30(a)	337,742
(SOFR + 2.070%)
250,000	4.252	03/28/33(a)	247,518
(SOFR + 1.610%)
785,000	5.525	03/25/36(a)	824,830
Lloyds Banking Group PLC (United Kingdom)
1,404,000	3.750	01/11/27	1,404,115
940,000	4.375	03/22/28	947,940
200,000	5.300	12/01/45	192,794
490,000	4.344	01/09/48	415,807
(3M USD LIBOR + 1.205%)
1,420,000	3.574	11/07/28(a)	1,410,546
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US 1 Year CMT T-Note + 0.670%)
240,000	1.640	10/13/27(a)	237,055
95,000	3.961	03/02/28	95,288
140,000	4.050	09/11/28	140,694
94,000	3.741	03/07/29	93,803
(US 1 Year CMT T-Note + 1.380%)
1,800,000	5.422	02/22/29(a)	1,850,816
(US 1 Year CMT T-Note + 0.950%)
200,000	2.309	07/20/32(a)	181,436
(US 1 Year CMT T-Note + 1.100%)
500,000	2.852	01/19/33(a)	460,937
(US 1 Year CMT T-Note + 2.125%)
200,000	5.133	07/20/33(a)	207,765

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
(US 1 Year CMT T-Note + 1.630%)
$800,000	5.441%	02/22/34(a)	$844,865
(US 1 Year CMT T-Note + 0.900%)
460,000	5.057	01/14/37(a)	465,634
Mizuho Financial Group, Inc. (Japan)
(TSFR3M + 1.532%)
580,000	1.979	09/08/31(a)	527,228
390,000	2.564	09/13/31	354,266
(US 1 Year CMT T-Note + 2.400%)
740,000	5.669	09/13/33(a)	790,093
(US 1 Year CMT T-Note + 1.300%)
1,120,000	5.579	05/26/35(a)	1,189,055
National Australia Bank Ltd. (Australia)
1,150,000	5.087	06/11/27	1,170,139
National Bank of Canada (Canada)
2,540,000	4.500	10/10/29	2,582,671
NatWest Group PLC (United Kingdom)
(US 1 Year CMT T-Note + 1.100%)
201,000	5.583	03/01/28(a)	204,387
(3M USD LIBOR + 1.905%)
420,000	5.076	01/27/30(a)	431,097
(US 1 Year CMT T-Note + 2.100%)
480,000	6.016	03/02/34(a)	517,446
(US 5 Year CMT T-Note + 2.350%)
370,000	3.032	11/28/35(a)	343,545
Royal Bank of Canada (Canada)
425,000	3.625	05/04/27	424,846
(US 5 Year CMT T-Note + 2.887%)
200,000	7.500	05/02/84(a)	211,397
(US 5 Year CMT T-Note + 2.462%)
238,000	6.500	11/24/85(a)	237,995
Royal Bank of Canada, GMTN (Canada)
212,000	1.400	11/02/26	208,830
405,000	4.240	08/03/27	407,593
612,000	4.900	01/12/28	625,179
792,000	4.950	02/01/29	818,391
309,000	2.300	11/03/31	282,382
300,000	5.000	02/01/33	311,549
431,000	5.000	05/02/33	447,504
(SOFRINDX + 0.720%)
339,000	4.510	10/18/27(a)	340,913
Santander UK Group Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.400%)
1,260,000	3.823	11/03/28(a)	1,258,178
Sumitomo Mitsui Financial Group, Inc. (Japan)
829,000	1.402	09/17/26	818,992
174,000	3.446	01/11/27	173,820
390,000	5.716	09/14/28	406,809
300,000	1.902	09/17/28	284,849

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
$1,540,000	5.316%	07/09/29	$1,601,728
300,000	5.424	07/09/31	316,516
2,060,000	5.808	09/14/33	2,228,074
Toronto-Dominion Bank (The) (Canada)
215,000	5.298	01/30/32	226,801
63,000	4.456	06/08/32	63,553
(US 5 Year CMT T-Note + 1.500%)
260,000	5.146	09/10/34(a)	265,340
Toronto-Dominion Bank (The), MTN (Canada)
500,000	4.808	06/03/30	514,312
500,000	2.000	09/10/31	450,224
100,000	3.200	03/10/32	94,324
UBS AG (Switzerland)
200,000	4.500	06/26/48	177,261
UBS Group AG (Switzerland)
(SOFR + 3.730%)
2,940,000	4.194	04/01/31(a)(c)	2,942,531
Westpac Banking Corp. (Australia)
(US 1 Year CMT T-Note + 2.680%)
140,000	5.405	08/10/33(a)	146,407
270,000	6.820	11/17/33	305,771
150,000	2.963	11/16/40	117,282
(US 5 Year CMT T-Note + 1.750%)
500,000	2.668	11/15/35(a)	459,419
(US 5 Year CMT T-Note + 1.530%)
190,000	3.020	11/18/36(a)	174,007
Westpac Banking Corp., GMTN (Australia)
(5 Year USD Swap + 2.236%)
339,000	4.322	11/23/31(a)	339,056

			67,665,303

Basic Industry – 0.1%
Nutrien Ltd. (Canada)
554,000	5.800	03/27/53	565,423

Beverages – 0.2%
Coca-Cola Femsa SAB de CV (Mexico)
750,000	2.750	01/22/30	715,340
330,000	5.250	11/26/43	333,932
Fomento Economico Mexicano SAB de CV (Mexico)
630,000	3.500	01/16/50	480,190

			1,529,462

Brokerage – 0.3%
Brookfield Asset Management Ltd. (Canada)
250,000	5.298	01/15/36	250,063
Nomura Holdings, Inc. (Japan)
300,000	2.172	07/14/28	287,290
300,000	2.679	07/16/30	280,631
576,000	2.999	01/22/32	531,253
1,007,000	5.783	07/03/34	1,074,887

			2,424,124

Capital Goods – 0.0%
nVent Finance Sarl (United Kingdom)
140,000	5.650	05/15/33	147,259

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Commercial Services – 0.0%
Triton Container International Ltd. / TAL International Container Corp. (Bermuda)
$220,000	5.150%	02/15/33	$219,601

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
410,000	5.250	03/27/35	422,348

Consumer Cyclical – 0.0%
Magna International, Inc. (Canada)
195,000	5.875	06/01/35	209,272
Toyota Motor Corp. (Japan)
215,000	5.118	07/13/28	221,772

			431,044

Consumer Noncyclical – 1.1%
Astrazeneca Finance LLC (United Kingdom)
356,000	4.875	03/03/28	363,436
200,000	1.750	05/28/28	191,495
1,000,000	4.850	02/26/29	1,029,376
300,000	2.250	05/28/31	274,594
AstraZeneca PLC (United Kingdom)
888,000	4.000	01/17/29	894,416
440,000	6.450	09/15/37	504,793
200,000	4.375	08/17/48	177,277
94,000	3.000	05/28/51	64,615
BAT Capital Corp. (United Kingdom)
500,000	3.462	09/06/29	492,318
500,000	6.343	08/02/30	545,279
154,000	5.625	08/15/35	162,009
1,072,000	4.390	08/15/37	1,000,643
100,000	7.081	08/02/53	115,039
Bayer U.S. Finance II LLC (Germany)
377,000	4.650	11/15/43(c)	321,224
392,000	4.700	07/15/64(c)	306,997
GlaxoSmithKline Capital PLC (United Kingdom)
314,000	3.375	06/01/29	309,661
Reynolds American, Inc. (United Kingdom)
800,000	5.700	08/15/35	843,499
325,000	5.850	08/15/45	325,952
Takeda Pharmaceutical Co. Ltd. (Japan)
1,865,000	3.025	07/09/40	1,460,166

			9,382,789

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
100,000	2.900	05/05/27	99,263
300,000	4.250	08/12/27	302,512
500,000	3.500	03/22/28	499,450
700,000	2.125	09/06/29	663,173
200,000	1.750	08/12/31	177,952
78,000	5.900	11/15/32	86,211
250,000	5.000	12/08/33	262,110

			2,090,671

Electric – 0.0%
Emera U.S. Finance LP (Canada)
305,000	2.639	06/15/31	280,701

Energy – 1.0%
Canadian Natural Resources Ltd. (Canada)
299,000	3.850	06/01/27	298,891

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Energy – (continued)
Canadian Natural Resources Ltd. (Canada) – (continued)
$268,000	6.250%	03/15/38	$289,565
Canadian Natural Resources Ltd., GMTN (Canada)
364,000	4.950	06/01/47	330,833
Cenovus Energy, Inc. (Canada)
100,000	6.750	11/15/39	111,641
Enbridge, Inc. (Canada)
200,000	6.000	11/15/28	210,680
484,000	3.125	11/15/29	468,562
170,000	6.200	11/15/30	184,237
122,000	5.700	03/08/33	129,867
605,000	2.500	08/01/33	529,087
260,000	3.400	08/01/51	183,012
155,000	5.950	04/05/54	159,452
(TSFR3M + 3.680%)
130,000	5.500	07/15/77(a)	130,975
(TSFR3M + 3.903%)
480,000	6.250	03/01/78(a)	489,600
Equinor ASA (Norway)
120,000	3.625	04/06/40	103,777
Suncor Energy, Inc. (Canada)
848,000	5.950	12/01/34	911,902
100,000	4.000	11/15/47	78,694
TotalEnergies Capital International SA (France)
142,000	2.829	01/10/30	136,877
210,000	2.986	06/29/41	161,758
144,000	3.461	07/12/49	106,295
322,000	3.127	05/29/50	221,387
307,000	3.386	06/29/60	205,287
TotalEnergies Capital SA (France)
96,000	3.883	10/11/28	96,581
611,000	5.150	04/05/34	640,747
540,000	5.488	04/05/54	535,386
TransCanada PipeLines Ltd. (Canada)
55,000	4.625	03/01/34	54,732
366,000	6.200	10/15/37	402,033
578,000	7.625	01/15/39	698,771
150,000	5.100	03/15/49	143,438
Transcanada Trust (Canada)
(SOFR + 4.416%)
603,000	5.500	09/15/79(a)	611,291
Woodside Finance Ltd. (Australia)
261,000	5.100	09/12/34	262,448

			8,887,806

Financial Company – 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
952,000	2.450	10/29/26	943,458
300,000	3.000	10/29/28	291,931
200,000	5.100	01/19/29	205,370
632,000	3.300	01/30/32	591,695
300,000	3.400	10/29/33	275,123
480,000	3.850	10/29/41	401,571
(US 5 Year CMT T-Note + 2.720%)
689,000	6.950	03/10/55(a)	739,242
Brookfield Finance, Inc. (Canada)
521,000	3.900	01/25/28	520,171

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Financial Company – (continued)
Brookfield Finance, Inc. (Canada) – (continued)
$120,000	4.850%	03/29/29	$123,238
719,000	4.350	04/15/30	722,799
237,000	4.700	09/20/47	206,052
100,000	3.500	03/30/51	69,107
CI Financial Corp. (Canada)
242,000	3.200	12/17/30	223,025
ORIX Corp. (Japan)
1,465,000	4.650	09/10/29	1,501,914

			6,814,696

Food and Beverage – 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. (Belgium)
700,000	4.700	02/01/36	700,614
1,497,000	4.900	02/01/46	1,403,974
Anheuser-Busch InBev Finance, Inc. (Belgium)
385,000	4.900	02/01/46	361,075
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
139,000	4.900	01/23/31	145,025
304,000	5.450	01/23/39	318,809
1,505,000	4.950	01/15/42	1,460,347
262,000	4.439	10/06/48	229,587
425,000	5.550	01/23/49	430,815
439,000	5.800	01/23/59	457,662
Diageo Capital PLC (United Kingdom)
940,000	5.500	01/24/33	997,616

			6,505,524

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
354,000	6.000	01/15/29	366,770
Suzano Austria GmbH, Series DM3N (Brazil)
188,000	3.125	01/15/32	170,426

			537,196

Insurance – 0.2%
AXA SA (France)
410,000	8.600	12/15/30	483,593
Fairfax Financial Holdings Ltd. (Canada)
654,000	5.750	05/20/35	692,261
Manulife Financial Corp. (Canada)
290,000	3.703	03/16/32	280,265

			1,456,119

Internet – 0.3%
Alibaba Group Holding Ltd. (China)
400,000	2.700	02/09/41	303,319
400,000	4.400	12/06/57	339,316
500,000	3.250	02/09/61	331,269
Baidu, Inc. (China)
490,000	4.875	11/14/28	501,832
560,000	3.425	04/07/30	549,034
MercadoLibre, Inc. (Brazil)
390,000	3.125	01/14/31	364,650

			2,389,420

Lodging – 0.1%
Sands China Ltd. (Macau)
740,000	5.400	08/08/28	755,904

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Media – 0.0%
Grupo Televisa SAB (Mexico)
$200,000	6.125%	01/31/46	$154,821
200,000	5.250	05/24/49	137,045

			291,866

Metals – 0.0%
ArcelorMittal SA (Luxembourg)
160,000	7.000	10/15/39	184,927

Metals and Mining – 0.4%
BHP Billiton Finance USA Ltd. (Australia)
1,473,000	5.000	02/21/30	1,529,237
1,003,000	5.500	09/08/53	1,015,427
Rio Tinto Alcan, Inc. (Canada)
450,000	5.750	06/01/35	486,092
Rio Tinto Finance USA Ltd. (Australia)
160,000	2.750	11/02/51	101,517
Rio Tinto Finance USA PLC (Australia)
160,000	5.250	03/14/35	166,936
160,000	4.125	08/21/42	140,087
30,000	5.750	03/14/55	31,249
27,000	5.875	03/14/65	28,097

			3,498,642

Mining – 0.3%
AngloGold Ashanti Holdings PLC (Australia)
300,000	3.750	10/01/30	289,921
Barrick North America Finance LLC (Canada)
92,000	7.500	09/15/38	110,689
634,000	5.750	05/01/43	657,394
Southern Copper Corp. (Mexico)
484,000	7.500	07/27/35	576,925
171,000	6.750	04/16/40	196,310
76,000	5.250	11/08/42	74,689
86,000	5.875	04/23/45	90,130
Vale Canada Ltd. (Canada)
108,000	7.200	09/15/32	120,990
Vale Overseas Ltd. (Brazil)
250,000	8.250	01/17/34	302,961
298,000	6.400	06/28/54	312,194
Vale SA (Brazil)
120,000	5.625	09/11/42	122,561
Yamana Gold, Inc. (Canada)
55,000	4.625	12/15/27	55,379

			2,910,143

Natural Gas – 0.0%
South Bow USA Infrastructure Holdings LLC (Canada)
400,000	5.026	10/01/29	409,431

Semiconductors – 0.1%
TSMC Arizona Corp. (Taiwan)
350,000	2.500	10/25/31	323,573
450,000	3.125	10/25/41	379,915

			703,488

Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
470,000	4.300	06/18/29	473,949
226,000	3.400	05/01/30	219,395
263,000	2.500	05/11/31	241,223

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Technology – (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands) – (continued)
$545,000	5.000%	01/15/33	$556,848

			1,491,415

Transportation – 0.2%
Canadian National Railway Co. (Canada)
260,000	5.850	11/01/33	284,257
436,000	6.125	11/01/53	472,905
Canadian Pacific Railway Co. (Canada)
640,000	2.450	12/02/31	584,165
95,000	3.100	12/02/51	64,673
400,000	6.125	09/15/15	413,910

			1,819,910

Wireless – 0.3%
Rogers Communications, Inc. (Canada)
110,000	5.000	02/15/29	112,890
380,000	5.300	02/15/34	388,394
145,000	4.500	03/15/42	126,859
528,000	4.550	03/15/52	432,331
TEL U.S. Corp. (Canada)
(US 5 Year CMT T-Note + 2.709%)
444,000	7.000	10/15/55(a)	469,228
Vodafone Group PLC (United Kingdom)
100,000	4.375	02/19/43	87,449
145,000	5.250	05/30/48	137,164
400,000	4.875	06/19/49	356,488
434,000	5.750	02/10/63	422,459

			2,533,262

Wirelines – 0.2%
Bell Telephone Co. of Canada or Bell Canada (Canada)
118,000	4.464	04/01/48	100,358
(US 5 Year CMT T-Note + 2.363%)
645,000	7.000	09/15/55(a)	686,179
Bell Telephone Co. of Canada or Bell Canada, Series US-5 (Canada)
263,000	2.150	02/15/32	232,016
Orange SA (France)
95,000	5.500	02/06/44	96,215
Telefonica Emisiones SA (Spain)
840,000	4.665	03/06/38	782,857

			1,897,625

TOTAL FOREIGN CORPORATE DEBT (Cost $127,280,172)			128,346,474

Shares	Dividend Rate	Value

Investment Company – 0.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,711,556	3.589%	$4,711,556
(Cost $4,711,556)

TOTAL INVESTMENTS – 98.7% (Cost $890,418,293)		$879,449,257

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		11,533,339

NET ASSETS – 100.0%		$890,982,596

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill
TSFR	—Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 99.0%

Alabama - 2.8%
Alabama Highway Authority Special Obligation RB Series 2025 (AG) (Aa2/AA)
$25,000	5.000%		09/01/2027	$26,059
Alabama Public School and College Authority Tax Exempt Capital Improvement and RB, Series 2020-A (Aa1/AA)
30,000	5.000		11/01/2034	33,344
Alabama Public School and College Authority Tax Exempt Capital Improvement and RB, Series 2020-A (Aa1/AA)
30,000	5.000		11/01/2035	33,194
25,000	4.000		11/01/2036	26,096
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (A1/NR)
15,000	5.250	(a)(b)	02/01/2053	16,056
Southeast Energy Authority A Cooperative District Energy Supply RB, Series 2025H (A1/NR)
25,000	5.000		11/01/2035	27,470
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
30,000	5.000	(a)(b)	05/01/2055	32,511
The Black Belt Energy Gas District Gas Project RB 2025 Series F (NR/AA-)
25,000	5.000		12/01/2035	27,509
The Black Belt Energy Gas District Gas Project Revenue Refunding Bonds 2025 Series D (Aa3/NR)
30,000	5.000	(a)(b)	12/01/2055	33,333
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
30,000	5.250	(a)(b)	12/01/2053	32,863

				288,435

Arizona - 1.3%
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Series 2016 (Aa3/AA-)
30,000	3.000		06/01/2034	30,056
50,000	3.000		06/01/2035	50,093
City of Mesa Utility Systems Revenue Refunding Bonds Series 2019C (Aa2/AA-)
20,000	5.000		07/01/2034	21,618
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/ BBB+)
30,000	5.000		12/01/2037	33,446

				135,213

Arkansas - 0.6%
Arkansas Development Finance Authority Health Care Revenue Refunding Bonds Baptist Memorial Health Care Corporation Series 2020B-1 (NR/BBB+)
25,000	5.000		09/01/2039	25,930
City of Fort Smith Water and Sewer Refunding and Construction RB Series 2018 (NR/A)
30,000	5.000		10/01/2030	31,898

				57,828

California - 17.1%
Anaheim Lease RB Anaheim Public Improvement Project 1997 (AGM) (A1/AA)
50,000	0.000	(c)	09/01/2032	42,460
California Community Choice Financing Authority Clean Energy Project RB Series 2021B-1 (Green Bonds) (A1/NR)
30,000	4.000	(a)(b)	02/01/2052	31,185

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Community Choice Financing Authority Clean Energy Project RB Series 2024D (Aa1/NR)
$40,000	5.000	%(a)(b)	02/01/2055	$44,284
California Community Choice Financing Authority Clean Energy Project RB Series 2026A-1 (A1/NR)
30,000	5.000	(a)(b)	04/01/2056	33,320
California Health Facilities Financing Authority RB Adventist Health System/West Series 2013A (NR/BBB+)
50,000	4.000		03/01/2033	50,018
California Health Facilities Financing Authority, Refunding RB (Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000	3.500		11/15/2034	30,010
California Infrastructure and Economic Development Bank California Clean Water and Drinking Water State Revolving Fund RB Series 2024 (Aaa/AAA)
30,000	5.000		10/01/2033	36,643
40,000	5.000		10/01/2035	48,385
City of Los Angeles Department of Water and Power Water System RB 2017 Series A (Aa2/AA-)
30,000	5.000		07/01/2033	30,627
County of Santa Clara GO Bonds (Election of 2008) 2013 Series B3 (NR/AAA)
50,000	3.250		08/01/2035	50,005
Department of Water and Power of the City of Los Angeles RB Series 2018 D (Aa2/A)
50,000	5.000		07/01/2033	58,333
30,000	5.000		07/01/2034	31,558
Infrastructure and Economic Development Bank, California Clean Water and Drinking Water State Revolving Fund RB Breen Bond Series 2023 (Aaa/AAA)
30,000	5.000		10/01/2028	32,548
Long Beach California Bond Financial Authority Natural Gas Pure RB 2007A (A1/A-)
35,000	5.500		11/15/2037	42,710
Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
30,000	5.000		06/01/2029	33,198
Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax RB Series 2021-A (Aa1/AAA)
40,000	4.000		06/01/2034	43,924
Los Angeles County Public Works Financing Authority Lease RB 2021 Series F Green Bonds (Aa2/AA+)
30,000	5.000		12/01/2034	34,805
Los Angeles Unified School District 2019 GO Refunding Bond Series A (Aa2/NR)
40,000	3.000		01/01/2034	40,312
Marin Healthcare District Marin County California GO Bonds Election of 2013 Series 2017A (Aa2/NR)
30,000	3.000		08/01/2037	28,892
Metropolitan Water District of Southern California Subordinate Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000	4.000		07/01/2029	31,966
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
40,000	6.500		11/01/2039	50,108
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
40,000	6.500		11/01/2039	50,108

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
San Bernadino Community College District, San Bernardino and Riverside Counties Election of 2002 GO Bonds Series D (Aa1/ AA)
$50,000	0.000	%(c)	08/01/2032	$42,545
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
50,000	0.000	(c)	07/01/2031	44,145
San Francisco Bay Area Rapid Transit District GO Bonds Election of 2016 2017 Series A-1 Green Bonds (Aa1/AA-)
30,000	5.000		08/01/2031	31,349
25,000	4.000		08/01/2036	25,443
San Francisco Unified School District California GO Bonds Proposition A Election of 2006 Series F 2015 and Proposition A Election of 2011 Series C 2015 (A1/AA-)
40,000	3.500		06/15/2035	40,012
San Jose Evergreen California Community College District GO Bonds Election of 2004 B (AGM) (Aaa/AA+)
50,000	0.000	(c)	09/01/2031	44,194
Santa Clara County Financing Authority California Refunding Lease RB Multiple Facilities Projects 2016 Series Q (NR/ AA+)
50,000	3.000		05/15/2035	49,999
Santa Clara Unified School District Election of 2014 GO Bonds Series 2019 (Aaa/AAA)
30,000	3.000		07/01/2033	30,041
State of California Department of Water Resources and Water System Central Valley Project RB Series AX (Aa1/AAA)
35,000	5.000		12/01/2030	36,874
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000	5.000		03/01/2030	33,532
70,000	5.000		11/01/2031	78,692
30,000	5.000		11/01/2032	32,277
30,000	5.000		03/01/2034	33,228
State of California GO Various Purpose Refunding Bonds (Aa2/ AA-)
50,000	5.000		11/01/2032	58,915
40,000	4.000		11/01/2034	40,948
State of California Tax Exempt Various Purpose GO Refunding Bonds (Aa2/AA-)
20,000	5.000		10/01/2028	21,546
The Regents of The University of California General RB Series 2024 BV (Aa2/AA)
40,000	5.000		05/15/2036	47,413
The Regents of the University of California General Revenue Bonds 2017 Series AY (Aa2/AA)
30,000	5.000		05/15/2032	31,057
The Regents of the University of California General Revenue Bonds 2017 Series Bv (Aa2/AA)
50,000	5.000		05/15/2033	59,429
The Regents of the University of California Limited Project RB 2022 Series S (Aa3/AA-)
40,000	5.000		05/15/2029	43,696
The Regents of the University of California Limited Project RB 2022 Series S Forward Delivery (Aa3/AA-)
25,000	5.000		05/15/2031	28,563

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
WM S Hart High School District GO Bonds Election 2001 2005 B (AGM) (Aa2/AA)
$30,000	0.000	%(c)	09/01/2029	$27,469

				1,756,766

Colorado - 1.9%
Colorado Health Facilities Authority Hospital RB Series 2015 (NR/A-)
30,000	5.000		01/15/2035	30,054
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
50,000	5.000		12/01/2034	57,673
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
30,000	5.000		11/01/2034	32,168
Joint School District No. 28J In Adams and Arapahoe Counties Colorado GO Bonds Series 2025 (ST AID WITHHLDG)
(Aa1/AA)
30,000	5.500		12/01/2040	36,137
State of Colorado Building Excellent Schools Today Certificates of Participation Tax-Exempt Series 2019O (Aa2/AA-)
40,000	4.000		03/15/2039	40,577

				196,609

Connecticut - 1.0%
City of New Haven Connecticut GO Bonds Issue of 2025 (AG) (A1/AA)
25,000	5.000		08/01/2035	29,560
State of Connecticut GO Bonds 2024 Series B (Social Bonds) (Aa2/AA-)
40,000	5.000		01/15/2038	46,044
State of Connecticut Tax Exempt GO Bonds 2018 Series E (Aa2/ AA-)
30,000	5.000		09/15/2034	31,860

				107,464

Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A (Aaa/ AAA)
27,000	5.000		01/01/2028	28,444

District of Columbia - 2.8%
District of Columbia Washington D.C. General Obligation Bonds Series 2024A (Aa1/AA+)
40,000	5.000		08/01/2036	46,869
District of Columbia Washington D.C. GO Bonds Series 2017D (Aa1/AA+)
40,000	4.000		06/01/2033	40,684
District of Columbia Washington D.C. GO Bonds Series 2021D (Aa1/AA+)
30,000	5.000		02/01/2029	32,469
District of Columbia Washington D.C. Income Tax Secured RB Series 2019A Tax Exempt (Aa1/AAA)
30,000	5.000		03/01/2030	32,881
District of Columbia Washington D.C. Income Tax Secured Revenue and Refunding Bonds Series 2025A (Tax-Exempt) (Aa1/AAA)
50,000	5.000		06/01/2039	57,789

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB Series 2023A (NR/AA)
$70,000	5.000%	07/15/2041	$77,034

			287,726

Florida - 4.6%
Central Florida Expressway Authority Senior Lien Refunding RB Series 2017 (BAM) (Aa3/AA)
80,000	3.250	07/01/2039	79,764
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017 (A1/A+)
20,000	5.000	10/01/2032	20,774
City of Jacksonville Transportation RB Refunding Series 2015 (Aa2/AA)
30,000	3.000	10/01/2031	30,009
City of Lakeland Energy System Refunding RB Series 2016 (Aa2/ AA)
40,000	2.500	10/01/2027	40,003
Florida Housing Finance Corporation Homeowner Mortgage RB 2021 Series 1 Non-AMT (Social Bonds) (GNMA/FNMA/ FHLMC) (Aaa/NR)
30,000	1.800	07/01/2036	25,113
Florida State Board of Education Public Education Capital Outlay Refunding Bonds 2019 Series C (Aaa/AAA)
30,000	5.000	06/01/2031	32,710
JEA Water and Sewer System RB 2017 Series A (Aa1/AA+)
40,000	3.250	10/01/2036	40,002
Miami-Dade County Florida Transit System Sales Surtax Revenue Refunding Bonds Series 2019 (NR/AA)
25,000	3.000	07/01/2038	24,200
Miami-Dade County Florida Water and Sewer System Revenue Refunding Bonds Series 2017B (Aa3/AA)
30,000	4.000	10/01/2037	30,404
Orlando Utilities Commission Utility System RB Series 2018A (Aa2/AA)
30,000	5.000	10/01/2032	31,237
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds Series 2017A (Aa3/AA-)
20,000	5.000	06/01/2030	20,663
State of Florida Full Faith and Credit State Board of Education Public Education Capital Outlay Refunding Bonds 2022 Series B Forward Delivery (Aaa/AAA)
30,000	5.000	06/01/2028	31,942
Tampa Bay Water, Florida Utility System Revenue Refunding & Improvement Revenue Bonds 2001 A (NATL) (Aa1/AA+)
30,000	6.000	10/01/2029	33,732
The School Board of Miami-Dade County Florida Certificates of Participation Series 2015D (A1/A+)
35,000	4.000	02/01/2032	35,042

			475,595

Georgia - 0.7%
Forsyth County School District Georgia GO Bonds Series 2020 (Aaa/AAA)
30,000	5.000	02/01/2030	33,342
State of Georgia GO Bonds Series 2015A (Aaa/AAA)
35,000	4.000	02/01/2033	35,046

			68,388

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Hawaii - 1.2%
City and County of Honolulu GO Bonds Series 2018A Tax Exempt (Aa2/NR)
$30,000	5.000%		09/01/2029	$32,095
City and County of Honolulu GO Tax Exempt Refunding Bonds Series 2017D (Aa2/NR)
30,000	5.000		09/01/2033	31,159
City and County of Honolulu Transit Improvements GO Series E (Aa2/NR)
30,000	5.000		03/01/2029	32,529
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
30,000	5.000		01/01/2034	31,415

				127,198

Illinois - 4.2%
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2025C (NON-AMT) (NR/A+)
30,000	5.000		01/01/2041	34,187
City of Chicago GO Bonds Series 2019A (NR/BBB)
40,000	5.000		01/01/2039	40,425
Illinois Community College District No. 512 GO Bonds Series 2020 (Aaa/NR)
40,000	4.000		12/15/2029	41,697
Illinois Finance Authority RB for The University of Chicago, Series 2021A (Forward Delivery) (Aa2/AA-)
20,000	5.000		10/01/2032	23,043
Illinois St GO Bonds October 2020 B (A2/A-)
40,000	4.000		10/01/2032	41,571
20,000	4.000		10/01/2034	20,544
Regional Transportation Authority GO Bonds 2004A (AGM) (Aa2/ AA)
30,000	5.750		06/01/2029	32,596
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series C of March 2025 (NR/A)
40,000	5.000		06/15/2042	43,860
State of Illinois GO Bonds Refunding Series October 2024 (A2/A-)
50,000	5.000		02/01/2034	57,747
State of Illinois GO Bonds, Series May 2023B (A2/A-)
50,000	5.000		05/01/2034	56,099
The Illinois State Toll Highway Authority Toll Highway Senior RB 2021 Series A (Aa3/AA-)
35,000	5.000		01/01/2043	37,752

				429,521

Indiana - 2.3%
Allen County, Indiana Building Corporation Indiana Lease Rental RB Series 2024 (ST INTERCEPT) (Aa2/NR) (NR)
80,000	5.000		07/15/2041	88,285
City of Carmel Redevelopment Authority Indiana Ad Valorem Property Tax Lease Rental Bonds Series 2024B (NR/AA)
60,000	4.000		07/15/2041	60,659
Indiana Finance Authority State Revolving Fund Program Bonds Series 2024A (NR/AAA)
50,000	5.000		02/01/2039	57,594
Indiana Revenues Special Program Carmel Jr Waterworks Project Series 2008 B (AGM) (A1/AA)
30,000	0.000	(c)	06/01/2031	26,230

				232,768

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Iowa - 0.9%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds Series S.U.I. 2022C University of Iowa Hospitals and Clinics (Aa2/AA)
$30,000	5.000%		09/01/2028	$31,966
Iowa Finance Authority State Revolving Fund RB Series 2017 Green Bonds (Aaa/AAA)
30,000	5.000		08/01/2027	31,240
30,000	5.000		08/01/2030	31,179

				94,385

Kentucky - 1.0%
Commonwealth of Kentucky State Property and Buildings Commission RB Project No. 132 Series A (Aa3/NR)
30,000	5.000		04/01/2036	35,623
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series B (Baa2/NR)
25,000	5.000		12/01/2033	26,658
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series C (A1/NR)
30,000	5.000		05/01/2036	33,004
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023 Series A-1 (Fixed Rate) 2023 (A1/NR)
10,000	5.250	(a)(b)	04/01/2054	11,006

				106,291

Louisiana - 0.6%
City of Shreveport, Louisiana Water & Sewer RB Junior Lien Series 2018C (BAM) (Ba1/AA)
20,000	5.000		12/01/2026	20,337
Louisiana Public Facilities Authority Revenue Reference RB Ochsner Clinic Foundation 2016 (A3/A)
40,000	4.000		05/15/2041	40,004

				60,341

Maryland - 2.0%
Montgomery County GO Consolidated Public Improvement Bonds Series 2020 A (Aaa/AAA)
30,000	4.000		08/01/2031	32,045
State of Maryland GO Bonds State and Local Facilities Loan of 2019 First Series Tax Exempt Bonds Bidding Group 1 (Aa1/ AAA)
30,000	5.000		03/15/2027	30,921
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Bidding Group 2 (Aa1/AAA)
30,000	5.000		08/01/2032	33,479
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Second Series A Bidding Group 1 Bonds (Aa1/AAA)
30,000	5.000		08/01/2028	32,077
35,000	5.000		08/01/2030	39,279
Washington Suburban Sanitary District Maryland Consolidated Public Improvement Refunding Bonds of 2020 Montgomery and Prince George’s Counties Maryland (CNTY GTD) (Aaa/ AAA)
30,000	5.000		06/01/2030	33,545

				201,346

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts - 3.2%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2019 Series F (Aa1/AA+)
$55,000	5.000%		05/01/2029	$60,058
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series B (Aa1/AA+)
40,000	5.000		05/01/2036	47,430
Commonwealth of Massachusetts GO Refunding Bonds 2018 Series C (Aa1/AA+)
20,000	5.000		09/01/2032	23,435
Massachusetts Bay Transn Authority Mass Sales Tax Revenue Sen Sales Tax Bonds A-1 (Aa2/AA+)
40,000	5.250		07/01/2034	49,189
Massachusetts Development Finance Agency RB Dana-Farber Cancer Institute Issue Series N 2016 (A1/A)
50,000	5.000		12/01/2041	50,573
Massachusetts Water Resources Authority General Revenue Refunding Green Bonds 2024 Series C (Aa1/AA+)
40,000	5.000		08/01/2034	48,415
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2015 Series D (Aa1/AA+)
50,000	3.000		09/01/2032	50,005

				329,105

Michigan - 0.3%
Michigan State Housing Development Authority Rental Housing RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000	2.875		10/01/2034	33,543

Minnesota - 1.0%
Minnesota Public Facilities Authority State Revolving Fund RB Series 2023A (Aaa/AAA)
50,000	5.000		03/01/2033	58,878
State of Minnesota GO State Various Purpose Bonds Series 2018A (Aaa/AAA)
40,000	5.000		08/01/2031	42,663

				101,541

Missouri - 0.5%
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
40,000	5.000		04/01/2036	47,673

Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
50,000	3.900	(b)	03/01/2031	50,022

Nebraska - 0.4%
Omaha Public Power District Nebraska Electric System RB 2024 Series C (Aa2/AA)
35,000	5.000		02/01/2042	38,808

Nevada - 0.6%
Clark County School District GO Limited Tax Building and Refunding Bonds Series 2017C (A1/AA-)
30,000	5.000		06/15/2027	31,082
30,000	5.000		06/15/2029	31,458

				62,540

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey - 2.5%
New Jersey Educational Facilities Authority Princeton University RB 2024 Series A-1 (Aaa/AAA)
$40,000	5.000%		03/01/2031	$45,631
New Jersey Health Care Facilities Financing Authority RB Valley Health System Obligated Group Series 2019 (NR/A)
30,000	5.000		07/01/2032	32,352
New Jersey State Transportation Authority System Bonds Series 2006C (AMBAC) (A1/A)
25,000	0.000	(c)	12/15/2028	23,351
New Jersey State Transportation Authority System Bonds Series 2006C (AGM) (A1/AA)
20,000	0.000	(c)	12/15/2029	18,271
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
20,000	0.000	(c)	12/15/2031	17,172
30,000	0.000	(c)	12/15/2034	23,142
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
40,000	0.000	(c)	12/15/2027	38,319
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
40,000	0.000	(c)	12/15/2033	32,066
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (A1/A)
30,000	5.000		12/15/2029	32,261

				262,565

New York - 15.4%
Dormitory Authority of The State of New York New York Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2032	33,558
Dormitory Authority of The State of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2031	33,637
50,000	4.000		03/15/2034	52,538
Dormitory Authority of The State Of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2033	33,432
Dormitory Authority of The State of New York School Districts RB Financing Program RB Series 2017B (AGM ST INTERCEPT) (Aa3/AA)
30,000	5.000		10/01/2028	31,307
30,000	5.000		10/01/2032	31,305
Dormitory Authority of The State of New York State Sales Tax RB Series 2018A (Aa1/AA+)
30,000	5.000		03/15/2028	31,788
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022 Series A Green Bonds (Aa2/AA)
20,000	5.000		02/15/2032	23,266
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal Green Bonds Series 2022 A (Aa2/AA)
30,000	4.000		02/15/2038	31,057
Long Island Power Authority Electric System RB Series C (AGC) (A2/AA)
30,000	5.250		09/01/2029	32,578

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds Subseries 2017B-2 (NR/AA)
$25,000	3.125%		11/15/2033	$ 25,037
Metropolitan Transportation Authority New York Transportation RB Subseries 2021A-2 (A2/A)
70,000	4.000		11/15/2041	70,050
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A2/A)
30,000	5.000		11/15/2029	33,013
30,000	5.000		11/15/2033	33,064
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A2/A)
35,000	5.000		11/15/2034	36,725
30,000	3.250		11/15/2036	28,134
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds, Series 2017C-2, Capital Appreciation Bonds, Climate Bond Certified (A2/A)
30,000	0.000	(c)	11/15/2033	23,917
New York City Housing Development Corp. Multi-Family Housing RB 2017 Series G-1 Sustainable Neighborhood Bonds (Aa2/ AA+)
30,000	3.450		11/01/2037	29,999
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution RB Fiscal 2024 Subseries BB-2 (Aa1/AA+)
40,000	5.000		06/15/2035	48,501
New York City Transitional Finance Authority Building Aid RB Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds (ST AID WITHHLDG) (Aa2/AA)
40,000	5.000		07/15/2030	45,025
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000	5.000		02/01/2030	33,175
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
30,000	5.000		05/01/2030	33,357
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2019 Series A Subseries A-1 (Aa1/ AAA)
30,000	5.000		08/01/2034	31,812
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax Exempt Bonds (Aa1/AAA)
30,000	5.000		11/01/2034	33,177
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
30,000	5.000		11/01/2028	32,214
25,000	5.000		11/01/2034	28,218
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
40,000	5.000		11/01/2032	45,551
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax Exempt (Aa1/AAA)
20,000	5.000		02/01/2035	22,572

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series C Subseries C-1 Tax- Exempt Bonds (Aa1/AAA)
$40,000	5.000%		05/01/2039	$45,520
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000	5.000		11/15/2032	30,048
30,000	3.500		11/15/2034	30,007
New York State Dormitory Authority RB for Memorial Sloan- Kettering Cancer Center (NATL) (WR/NR)
50,000	0.000	(c)	07/01/2027	48,374
New York State Dormitory Authority Revenue Non State Supported Debt RB New York University 2015A (Aa2/AA-)
30,000	2.800		07/01/2027	30,009

New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revolving Funds RB New York City Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2017 E Subordinated SRF Bonds (Aaa/AAA)

20,000	5.000		06/15/2030	20,736
New York State Thruway Authority General Revenue Junior Indebtedness Refunding Obligations Series 2026A (A1/A)
30,000	5.000		01/01/2043	33,759
New York State Thruway Authority New York State Personal Income Tax RB Series 2025A (Aa1/NR)
40,000	5.000		03/15/2039	46,721
State of New York Mortgage Agency Homeowner Mortgage RB Series 225 (NON-AMT) (Aa1/NR)
60,000	2.000		10/01/2035	52,028
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000	3.000		08/01/2033	34,877
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000	5.000		08/01/2031	31,118
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000	5.000		08/01/2030	33,520
30,000	5.000		08/01/2034	33,020
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Fifty-First Series (Aa3/AA-)
40,000	5.000		08/15/2042	45,947
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels General RB Series 2024A General RB Subseries 2024A-1 (Aa3/AA-)
15,000	5.000		11/15/2042	16,764
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Green Bonds Series 2023A Climate Bond Certified (NR/AA+)
30,000	5.000		11/15/2029	33,205
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Green Bonds Series 2023C (NR/AA+)
40,000	5.000		11/15/2037	46,322

				1,579,982

North Carolina - 0.8%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000	4.000		03/01/2034	31,993

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
North Carolina Medical Care Commission Health Care Facilities RB Vidant Health Series 2015 (A2/A)
$50,000	4.000%	06/01/2034	$50,031

			82,024

North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program Bonds Series 2022A (Aaa/AAA)
30,000	5.000	10/01/2031	34,470
State of North Dakota Housing Finance Agency Program Bonds Home Mortgage Finance Program 2021 Series B (NON-AMT) (Social Bonds) (Aa1/NR)
40,000	2.300	07/01/2036	34,722

			69,192

Ohio - 2.7%
American Municipal Power Inc. Prairie State Energy Campus Project RB Refunding Series 2019C (A1/A)
30,000	5.000	02/15/2033	32,759
City of Columbus Sewerage System RB Refunding Series 2015 (Aa1/AA)
30,000	5.000	06/01/2030	30,198
County of Ohio Hospital Facilities RB for Mercy Health Series 2017A (A1/A+)
40,000	5.000	08/01/2028	42,018
Ohio Housing Finance Agency Residential Mortgage RB Mortgage-Backed Securities Program 2022 Series A Non- AMT Social Bonds (GNMA/FNMA/FHLMC) (Aa1/NR)
30,000	2.300	03/01/2033	27,853
Ohio Water Development Authority State of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
45,000	4.000	12/01/2037	47,022
Ohio Water Development Authority State Of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000	5.250	12/01/2035	33,645
State of Ohio Higher Education GO Refunding Bonds Series 2017C (Aaa/AAA)
30,000	5.000	08/01/2027	31,248
State of Ohio Turnpike Junior Lien Revenue Refunding Bonds 2022 Series A (Aa3/A+)
30,000	5.000	02/15/2039	33,766

			278,509

Oklahoma - 1.1%
Creek County Educational Facilities Authority Educational Facilities Lease RB Sapulpa Public Schools Project Series 2024 (BAM) (NR/AA)
80,000	5.000	09/01/2040	88,642
Grand River Dam Authority RB Series 2014A (A1/AA-)
30,000	3.375	06/01/2034	30,006

			118,648

Oregon - 1.7%
City of Portland Oregon Second Lien Sewer System RB 2020 Series A (Aa2/AA)
20,000	5.000	03/01/2027	20,587
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
40,000	5.000	08/15/2033	43,817

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oregon – (continued)
State of Oregon Department of Transportation Highway User Tax Revenue Subordinate Lien Bonds Series 2026A (Aa2/AA+)
$25,000	5.000%		11/15/2042	$28,370
State of Oregon Housing and Community Services Department Mortgage RB Single-Family Mortgage Program 2017 Series D Non-AMT (Aa2/NR)
45,000	3.150		07/01/2032	45,059
West Linn-Wilsonville School District No. 3JT GO Bonds for Clackamas and Washington Counties Series 2020A (SCH BD GTY) (Aa1/NR)
50,000	0.000	(c)	06/15/2035	36,296

				174,129

Pennsylvania - 2.8%
Commonwealth Financing Authority Tax Exempt RB Series 2015 A (Aa3/A)
30,000	5.000		06/01/2033	30,145
Department of Water and Power of the City of Los Angeles RB Series 2018 D (A3/A)
30,000	3.250		07/01/2032	30,004
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2017-123B (NON-AMT) (Aa1/AA+)
40,000	3.450		10/01/2032	40,066
Pennsylvania Turnpike Commission Turnpike Subordinate RB Series B of 2021 (A2/A+)
50,000	4.000		12/01/2040	51,266
Port Authority of Allegheny County Pennsylvania Special Revenue Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000	5.000		03/01/2029	32,402
Sports and Exhibition Authority of Pittsburgh and Allegheny County Allegheny County Hotel Room Excise Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
30,000	5.000		02/01/2031	33,388
Sports and Exhibition Authority of Pittsburgh and Allegheny County Hotel Room Excise Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
20,000	5.000		02/01/2032	22,629
The City of Philadelphia, Pennsylvania GO Bonds, Series 2021A (Tax-Exempt) (A1/A+)
40,000	5.000		05/01/2034	44,743

				284,643

South Carolina - 0.2%
South Carolina Public Service Authority Revenue Obligations 2026 Tax-Exempt Refunding Series C (A3/A-)
20,000	5.000	(d)	12/01/2037	23,505

Tennessee - 1.6%
City of Memphis Tennessee Electric System RB Series 2025 (Aa2/ NR)
25,000	5.000		12/01/2041	28,778
Metropolitan Government Nashville & Davidson County Health & Ed. Fac. Board (WR/A)
30,000	5.000		07/01/2031	33,425
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Refunding Series B (ST INTERCEPT) (Aa1/AA+)
30,000	5.000		11/01/2027	31,380

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Series A (ST HGR ED INTERCEPT PROG) (Aa1/AA+)
$30,000	5.000%	11/01/2033	$31,175
The Metropolitan Government of Nashville and Davidson County GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000	3.000	01/01/2034	40,138

			164,896

Texas - 11.8%
Allen Independent School District Texas Collin County Unlimited Tax Refunding Bonds Series 2025A (PSF-GTD) (Aaa/AAA)
40,000	5.000	02/15/2041	45,122
Austin Public Improvement Refunding Bonds 2020 (Aa1/AAA)
30,000	5.000	09/01/2029	32,931
Board of Regents of The Texas A&M University System Revenue Financing System Bonds Series 2017E (Aaa/AAA)
30,000	5.000	05/15/2028	31,017
Board of Regents of The University of Houston System Consolidated Revenue and Refunding Bonds Series 2022A (Aa2/AA+)
20,000	5.000	02/15/2031	22,552
Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000	5.000	08/15/2032	32,684
Board of Regents of The University of Texas System Permanent University Fund Bonds Series 2024A (Aaa/AAA)
30,000	5.000	07/01/2039	34,438
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (A1/AA-)
80,000	4.000	11/01/2041	82,243
City of Dallas Texas GO Refunding and Improvement Bonds Series 2019A (NR/AA-)
50,000	3.000	02/15/2036	48,223
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000	5.000	11/15/2032	32,085
City of San Antonio Texas Electric and Gas Systems Revenue Refunding Bonds New Series 2024C (Aa2/AA-)
80,000	5.000	02/01/2039	91,103
Collin County Community College District Texas Limited Tax Bonds Series 2018 (Aaa/AAA)
35,000	4.000	08/15/2031	35,775
Ector County Texas Certificates of Obligation Series 2024 (NR/ AA-)
30,000	5.000	02/15/2038	34,178
Harris County Cultural Education Facilities Finance Corporation Hospital RB for Memorial Hermann Health System Series 2019A (Aa3/AA-)
30,000	5.000	12/01/2027	31,411
Harris County Cultural Education Facilities Finance Corporation Hospital RB Memorial Hermann Health System 2024B (Aa3/ AA-)
50,000	5.000	07/01/2038	56,450
Harris County Texas Tax and Subordinate Lien Revenue Refunding Bonds Series 2022A (Aaa/NR)
30,000	5.000	08/15/2027	31,256
20,000	5.000	08/15/2032	23,152

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Harris County Texas Toll Road First Lien Revenue Refunding Bonds Series 2025A (Aa2/NR)
$25,000	5.000%		08/15/2036	$29,540
Hurst-Euless-Bedford Independent School District Unlimited Tax Refunding Bonds Series 2017A (NR/AA+)
20,000	5.000		08/15/2027	20,793
20,000	5.000		08/15/2028	20,779
Irving Independent School District Dallas County Texas Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
25,000	5.000		02/15/2039	28,737
Lower Colorado River Authority Transmission Contract Refunding RB LCRA Transmission Services Corporation Project Series 2024 (AG) (NR/AA)
40,000	5.000		05/15/2041	44,251
Midland County Texas Certificates of Obligation Series 2024 (NR/ AA+)
20,000	5.000		02/15/2042	21,896
North East Texas Regional Mobility Authority Senior Lien Revenue and Refunding Bonds Series 2025A (Baa1/A)
25,000	5.000		01/01/2042	27,270
North Texas Municipal Water District Water System RB Refunding Bonds Series 2021A (Aa1/AAA)
30,000	4.000		09/01/2030	32,266
North Texas Tollway Authority System Revenue Refunding Bonds First Tier Bonds Series 2020A (Aa3/AA-)
80,000	3.000		01/01/2038	76,700
Richardson Independent School District Texas Dallas County Unlimited Tax Refunding Bonds Series 2026 (PSF-GTD) (Aaa/AAA)
20,000	5.000	(d)	02/15/2042	22,727
Tarrant County Cultural Education Facilities Finance Corporation RB Ascension Senior Credit Group Series 2025C-2 (Aa3/AA)
20,000	5.000	(a)(b)	11/15/2051	23,209
Texas Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds Series 2024-C (A3/A-)
25,000	5.000		08/15/2042	27,717
Texas Water Development Board State Revolving Fund RB New Series 2022 (NR/AAA)
25,000	5.000		08/01/2032	29,090
Texas Water Development Board State Revolving Fund RB New Series 2023 (NR/AAA)
40,000	5.000		08/01/2032	46,545
Trinity River Authority of Texas Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2018 (NR/AAA)
30,000	5.000		08/01/2033	31,824
Trinity River Authority Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000	5.000		08/01/2030	31,170
Wylie Independent School District Collin County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
30,000	5.000		08/15/2036	34,425

				1,213,559

Utah - 1.0%
State Board of Regents of The State of Utah University of Utah General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
30,000	5.000		08/01/2031	31,117

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Utah Board of Higher Education University of Utah General RB Series 2022B Green Bonds (Aa1/AA+)
$30,000	5.000%	08/01/2030	$33,493
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2006 C (AGM) (Aa2/AA+)
30,000	5.250	06/15/2032	34,075

			98,685

Virginia - 1.4%
Fairfax County Virginia Public Improvement Bonds Series 2023A (ST AID WITHHLDG) (Aaa/AAA)
30,000	4.000	10/01/2031	32,851
50,000	4.000	10/01/2034	54,196
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds 21St Century College and Equipment Programs Series 2017E (Aa1/AA+)
30,000	5.000	02/01/2029	31,560
Virginia Educational Facilities RB Refunding for Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
30,000	5.000	09/01/2028	30,389

			148,996

Washington - 2.6%
Federal Way School District No. 210 Washington Unlimited Tax GO and Refunding Bonds 2019 (SCH BD GTY) (Aaa/NR)
40,000	3.000	12/01/2037	39,060
State of Washington Various Purpose GO Bonds Series 2019A (Aaa/AA+)
30,000	5.000	08/01/2032	32,029
25,000	5.000	08/01/2034	26,613
State of Washington Various Purpose GO Bonds Series 2021C (Aaa/AA+)
50,000	5.000	02/01/2030	55,451
State of Washington Various Purpose GO Bonds Series 2023B (Aaa/AA+)
40,000	5.000	02/01/2037	45,696
State of Washington Various Purpose GO Refunding Bonds Series R-2018D (Aaa/AA+)
30,000	5.000	08/01/2031	31,231
The Central Puget Sound Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Improvement and Refunding Bonds Series 2021S-1 Green Bonds (Aa1/AAA)
30,000	5.000	11/01/2030	33,877

			263,957

Wisconsin - 0.9%
State of Wisconsin State of Wisconsin GO Refunding Bonds of 2024 Series 1 (Aa1/AA+)
40,000	5.000	05/01/2038	46,242

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds Series 2015 Prohealth Care Inc. Obligated Group (A1/A+)
$45,000	3.150%	08/15/2027	$45,004

			91,246

TOTAL MUNICIPAL BONDS (Cost $9,836,421)			10,172,086

TOTAL INVESTMENTS - 99.0% (Cost $9,836,421)			$10,172,086

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			103,339

NET ASSETS - 100.0%			$10,275,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2026.

(b)

Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	When-issued security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM ST
INTERCEPT	- Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CNTY GTD	- County Guaranteed
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage
Association
GO	- General Obligation
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
RB	- Revenue Bond
ST AID
WITHHLDG	- State Aid Withholding
ST APPROP	- State Appropriation

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 63.0%

U.S. Treasury Bills
$221,000	3.584%	04/02/26	$220,312
299,000	3.588	04/02/26	298,070
819,000	3.588	04/02/26	816,451
192,000	3.591	04/02/26	191,402
192,000	3.591	04/02/26	191,402
24,000	3.591	04/02/26	23,925
48,000	3.594	04/02/26	47,851
182,000	3.599	04/02/26	181,434
78,000	3.599	04/02/26	77,757
60,000	3.602	04/02/26	59,813
72,000	3.602	04/02/26	71,776
120,000	3.602	04/02/26	119,627
578,599,500	3.620	04/02/26	576,798,881
39,000	3.622	04/02/26	38,879
44,953,000	3.632	04/02/26	44,813,105
360,000	3.664	04/02/26	358,880
303,000	3.669	04/02/26	302,057
133,000	3.673	04/02/26	132,586
505,000	3.674	04/02/26	503,428
900,000	3.676	04/02/26	897,199
303,000	3.677	04/02/26	302,057
2,222,000	3.679	04/02/26	2,215,085
300,000	3.685	04/02/26	299,066
400,000	3.692	04/02/26	398,755
96,000	3.731	04/02/26	95,701
24,000	3.731	04/02/26	23,925
108,000	3.766	04/02/26	107,664
65,000	3.773	04/02/26	64,798
216,000	3.775	04/02/26	215,328
36,000	3.779	04/02/26	35,888
221,000	3.792	04/02/26	220,312
598,000	3.792	04/02/26	596,139
546,000	3.794	04/02/26	544,301
112,000	3.802	04/02/26	111,651
156,000	3.805	04/02/26	155,515
403,000	3.805	04/02/26	401,746
65,000	3.809	04/02/26	64,798
312,000	3.815	04/02/26	311,029
52,000	3.818	04/02/26	51,838
59,605,400	3.819	04/02/26	59,419,906
39,000	3.822	04/02/26	38,879
156,000	3.830	04/02/26	155,515
91,000	3.842	04/02/26	90,717
540,000	3.571	04/07/26	538,050
22,000	3.574	04/07/26	21,921
44,000	3.593	04/07/26	43,841
24,000	3.603	04/07/26	23,913
36,000	3.603	04/07/26	35,870
168,000	3.606	04/07/26	167,393
216,000	3.606	04/07/26	215,220
72,000	3.606	04/07/26	71,740
84,000	3.606	04/07/26	83,697
36,000	3.608	04/07/26	35,870
276,000	3.609	04/07/26	275,003
323,700	3.609	04/07/26	322,531
108,000	3.624	04/07/26	107,610
72,000	3.624	04/07/26	71,740
396,000	3.640	04/07/26	394,570
156,000	3.643	04/07/26	155,437

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$108,000	3.643%	04/07/26	$107,610
156,000	3.644	04/07/26	155,437
648,000	3.644	04/07/26	645,660
1,932,000	3.644	04/07/26	1,925,022
876,000	3.644	04/07/26	872,836
132,000	3.645	04/07/26	131,523
33,000	3.645	04/07/26	32,881
33,000	3.658	04/07/26	32,881
55,000	3.660	04/07/26	54,801
99,000	3.676	04/07/26	98,642
44,000	3.680	04/07/26	43,841
15,000	3.685	04/07/26	14,946
242,000	3.689	04/07/26	241,126
33,000	3.696	04/07/26	32,881
72,485,500	3.704	04/07/26	72,223,706
36,000	3.597	04/09/26	35,863
540,000	3.598	04/09/26	537,939
24,000	3.598	04/09/26	23,908
384,000	3.598	04/09/26	382,535
24,000	3.598	04/09/26	23,908
48,000	3.599	04/09/26	47,817
299,000	3.599	04/09/26	297,859
819,000	3.599	04/09/26	815,875
72,000	3.602	04/09/26	71,725
132,000	3.602	04/09/26	131,496
168,000	3.610	04/09/26	167,359
72,000	3.610	04/09/26	71,725
216,000	3.617	04/09/26	215,176
84,000	3.617	04/09/26	83,679
36,000	3.626	04/09/26	35,863
24,000	3.626	04/09/26	23,908
156,000	3.634	04/09/26	155,405
108,000	3.634	04/09/26	107,588
108,000	3.637	04/09/26	107,588
72,000	3.637	04/09/26	71,725
96,000	3.640	04/09/26	95,634
300,000	3.640	04/09/26	298,855
132,000	3.647	04/09/26	131,496
876,000	3.649	04/09/26	872,657
1,932,000	3.649	04/09/26	1,924,627
156,000	3.649	04/09/26	155,405
648,000	3.649	04/09/26	645,527
60,000	3.653	04/09/26	59,771
36,000	3.654	04/09/26	35,863
36,000	3.655	04/09/26	35,863
264,000	3.667	04/09/26	262,993
48,000	3.672	04/09/26	47,817
36,000	3.675	04/09/26	35,863
16,000	3.685	04/09/26	15,939
108,000	3.692	04/09/26	107,588
250,000,000	3.693	04/09/26	249,045,978
72,405,800	3.822	04/09/26	72,129,493
540,000	3.581	04/14/26	537,671
44,000	3.585	04/14/26	43,810
22,000	3.587	04/14/26	21,905
73,304,500	3.600	04/14/26	72,988,284
60,000	3.622	04/14/26	59,741
216,000	3.626	04/14/26	215,068
84,000	3.626	04/14/26	83,638

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$72,000	3.631%	04/14/26	$71,689
108,000	3.631	04/14/26	107,534
55,000	3.635	04/14/26	54,763
33,000	3.637	04/14/26	32,858
33,000	3.642	04/14/26	32,858
96,000	3.642	04/14/26	95,586
300,000	3.642	04/14/26	298,706
33,000	3.651	04/14/26	32,858
132,000	3.651	04/14/26	131,431
108,000	3.652	04/14/26	107,534
156,000	3.652	04/14/26	155,327
242,000	3.654	04/14/26	240,956
876,000	3.656	04/14/26	872,221
648,000	3.656	04/14/26	645,205
1,932,000	3.656	04/14/26	1,923,666
156,000	3.656	04/14/26	155,327
15,000	3.678	04/14/26	14,935
99,000	3.686	04/14/26	98,573
44,000	3.688	04/14/26	43,810
80,000,000	3.690	04/14/26	79,654,901
24,000	3.585	04/16/26	23,891
192,000	3.590	04/16/26	191,131
216,000	3.590	04/16/26	215,022
585,000	3.591	04/16/26	582,352
143,000	3.600	04/16/26	142,353
78,000	3.600	04/16/26	77,647
78,000	3.602	04/16/26	77,647
182,000	3.602	04/16/26	181,176
48,000	3.603	04/16/26	47,783
39,000	3.607	04/16/26	38,823
819,000	3.609	04/16/26	815,293
299,000	3.609	04/16/26	297,647
130,000	3.614	04/16/26	129,412
78,000	3.614	04/16/26	77,647
65,000	3.615	04/16/26	64,706
52,000	3.625	04/16/26	51,765
91,000	3.639	04/16/26	90,588
234,000	3.639	04/16/26	232,941
75,000	3.641	04/16/26	74,661
45,000	3.642	04/16/26	44,796
15,281,500	3.642	04/16/26	15,212,341
135,000	3.644	04/16/26	134,389
90,000	3.645	04/16/26	89,593
375,000	3.648	04/16/26	373,303
120,000	3.648	04/16/26	119,457
75,000	3.650	04/16/26	74,661
135,000	3.650	04/16/26	134,389
195,000	3.650	04/16/26	194,117
45,000	3.652	04/16/26	44,796
2,415,000	3.653	04/16/26	2,404,071
1,095,000	3.653	04/16/26	1,090,044
810,000	3.653	04/16/26	806,334
195,000	3.653	04/16/26	194,117
330,000	3.654	04/16/26	328,507
45,000	3.656	04/16/26	44,796
165,000	3.658	04/16/26	164,253
60,000	3.670	04/16/26	59,728
360,000	3.681	04/16/26	358,371
20,000	3.682	04/16/26	19,909

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$135,000	3.689%	04/16/26	$134,389
24,000	3.722	04/16/26	23,891
96,000	3.722	04/16/26	95,566
108,000	3.740	04/16/26	107,511
36,000	3.758	04/16/26	35,837
216,000	3.772	04/16/26	215,022
65,000	3.780	04/16/26	64,706
598,000	3.790	04/16/26	595,294
112,000	3.795	04/16/26	111,493
351,000	3.798	04/16/26	349,411
195,000	3.798	04/16/26	194,117
104,000	3.802	04/16/26	103,529
117,000	3.802	04/16/26	116,471
39,000	3.809	04/16/26	38,824
52,000	3.811	04/16/26	51,765
156,000	3.813	04/16/26	155,294
403,000	3.813	04/16/26	401,176
65,000	3.815	04/16/26	64,706
73,282,600	3.818	04/16/26	72,950,948
91,000	3.819	04/16/26	90,588
312,000	3.823	04/16/26	310,588
156,000	3.831	04/16/26	155,294
249,580,000	3.690	04/21/26	248,329,578
540,000	3.577	04/23/26	537,192
24,000	3.582	04/23/26	23,875
384,000	3.582	04/23/26	382,003
39,000	3.592	04/23/26	38,797
24,000	3.593	04/23/26	23,875
819,000	3.594	04/23/26	814,741
299,000	3.594	04/23/26	297,445
132,000	3.594	04/23/26	131,314
72,000	3.594	04/23/26	71,626
182,000	3.597	04/23/26	181,054
78,000	3.597	04/23/26	77,594
84,000	3.606	04/23/26	83,563
216,000	3.606	04/23/26	214,877
48,000	3.611	04/23/26	47,750
108,000	3.635	04/23/26	107,438
72,000	3.635	04/23/26	71,626
36,000	3.648	04/23/26	35,813
36,000	3.649	04/23/26	35,813
36,000	3.651	04/23/26	35,813
132,000	3.653	04/23/26	131,314
60,000	3.653	04/23/26	59,688
24,000	3.654	04/23/26	23,875
36,000	3.654	04/23/26	35,813
264,000	3.659	04/23/26	262,627
108,000	3.663	04/23/26	107,438
156,000	3.663	04/23/26	155,189
96,000	3.668	04/23/26	95,501
300,000	3.669	04/23/26	298,440
1,932,000	3.670	04/23/26	1,921,953
156,000	3.670	04/23/26	155,189
876,000	3.670	04/23/26	871,445
648,000	3.670	04/23/26	644,630
16,000	3.671	04/23/26	15,917
48,000	3.678	04/23/26	47,750
108,000	3.703	04/23/26	107,438
65,000	3.769	04/23/26	64,662

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$161,200	3.775%	04/23/26	$160,362
598,000	3.790	04/23/26	594,890
112,000	3.795	04/23/26	111,418
221,000	3.795	04/23/26	219,851
351,000	3.797	04/23/26	349,175
195,000	3.797	04/23/26	193,986
156,000	3.808	04/23/26	155,189
403,000	3.808	04/23/26	400,904
65,000	3.812	04/23/26	64,662
52,000	3.813	04/23/26	51,730
91,000	3.816	04/23/26	90,527
39,000	3.816	04/23/26	38,797
312,000	3.818	04/23/26	310,378
23,679,100	3.822	04/23/26	23,555,962
50,000,000	3.822	04/23/26	49,739,987
156,000	3.836	04/23/26	155,189
675,000	3.574	04/28/26	671,134
30,000	3.609	04/28/26	29,828
60,000	3.616	04/28/26	59,656
50,000,000	3.616	04/28/26	49,713,644
47,939,000	3.616	04/28/26	47,664,447
270,000	3.621	04/28/26	268,454
105,000	3.621	04/28/26	104,399
45,000	3.626	04/28/26	44,742
45,000	3.628	04/28/26	44,742
45,000	3.635	04/28/26	44,742
330,000	3.635	04/28/26	328,110
225,000	3.636	04/28/26	223,711
2,415,000	3.638	04/28/26	2,401,169
1,095,000	3.638	04/28/26	1,088,729
810,000	3.638	04/28/26	805,361
195,000	3.638	04/28/26	193,883
30,000	3.638	04/28/26	29,828
45,000	3.638	04/28/26	44,742
120,000	3.642	04/28/26	119,313
375,000	3.642	04/28/26	372,852
135,000	3.645	04/28/26	134,227
195,000	3.645	04/28/26	193,883
60,000	3.650	04/28/26	59,656
165,000	3.652	04/28/26	164,055
75,000	3.654	04/28/26	74,570
135,000	3.658	04/28/26	134,227
21,000	3.668	04/28/26	20,880
585,000	3.577	04/30/26	581,531
26,000	3.579	04/30/26	25,846
208,000	3.579	04/30/26	206,767
208,000	3.579	04/30/26	206,767
78,000	3.589	04/30/26	77,538
143,000	3.589	04/30/26	142,152
182,000	3.594	04/30/26	180,921
78,000	3.594	04/30/26	77,538
24,000	3.596	04/30/26	23,858
819,000	3.604	04/30/26	814,144
299,000	3.604	04/30/26	297,227
52,000	3.605	04/30/26	51,692
39,000	3.607	04/30/26	38,769
48,000	3.611	04/30/26	47,715
91,000	3.614	04/30/26	90,460
234,000	3.614	04/30/26	232,613

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$208,000	3.616%	04/30/26	$206,767
65,000	3.616	04/30/26	64,615
117,000	3.624	04/30/26	116,306
78,000	3.624	04/30/26	77,538
169,000	3.639	04/30/26	167,998
2,093,000	3.639	04/30/26	2,080,590
702,000	3.639	04/30/26	697,838
949,000	3.639	04/30/26	943,373
65,000	3.639	04/30/26	64,615
36,000	3.641	04/30/26	35,787
104,000	3.643	04/30/26	103,383
325,000	3.643	04/30/26	323,073
286,000	3.646	04/30/26	284,304
36,000	3.654	04/30/26	35,787
143,000	3.655	04/30/26	142,152
36,000	3.659	04/30/26	35,787
264,000	3.659	04/30/26	262,435
60,000	3.665	04/30/26	59,644
390,000	3.674	04/30/26	387,688
48,000	3.681	04/30/26	47,715
17,000	3.683	04/30/26	16,899
108,000	3.690	04/30/26	107,360
24,000	3.721	04/30/26	23,858
96,000	3.721	04/30/26	95,431
108,000	3.753	04/30/26	107,360
65,000	3.760	04/30/26	64,615
598,000	3.771	04/30/26	594,454
36,000	3.781	04/30/26	35,787
216,000	3.782	04/30/26	214,719
195,000	3.789	04/30/26	193,844
351,000	3.789	04/30/26	348,919
112,000	3.797	04/30/26	111,336
117,000	3.797	04/30/26	116,306
104,000	3.797	04/30/26	103,383
65,000	3.807	04/30/26	64,615
39,000	3.809	04/30/26	38,769
52,000	3.810	04/30/26	51,692
156,000	3.810	04/30/26	155,075
403,000	3.810	04/30/26	400,610
73,667,900	3.815	04/30/26	73,231,101
312,000	3.821	04/30/26	310,150
91,000	3.824	04/30/26	90,460
156,000	3.826	04/30/26	155,075
416,000	3.559	05/07/26	413,259
26,000	3.559	05/07/26	25,829
39,000	3.571	05/07/26	38,743
78,000	3.571	05/07/26	77,486
143,000	3.571	05/07/26	142,058
299,000	3.572	05/07/26	297,030
819,000	3.572	05/07/26	813,604
585,000	3.574	05/07/26	581,146
78,000	3.578	05/07/26	77,486
182,000	3.578	05/07/26	180,801
52,000	3.586	05/07/26	51,657
24,000	3.587	05/07/26	23,842
130,000	3.601	05/07/26	129,144
78,000	3.601	05/07/26	77,486
65,000	3.601	05/07/26	64,572
52,000	3.603	05/07/26	51,657

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$234,000	3.625%	05/07/26	$232,458
91,000	3.625	05/07/26	90,400
169,000	3.630	05/07/26	167,887
117,000	3.630	05/07/26	116,229
325,000	3.632	05/07/26	322,859
104,000	3.632	05/07/26	103,315
39,000	3.633	05/07/26	38,743
26,000	3.633	05/07/26	25,829
949,000	3.638	05/07/26	942,748
702,000	3.638	05/07/26	697,375
2,093,000	3.638	05/07/26	2,079,211
169,000	3.638	05/07/26	167,887
78,000	3.644	05/07/26	77,486
117,000	3.644	05/07/26	116,229
143,000	3.652	05/07/26	142,058
17,000	3.660	05/07/26	16,888
36,000	3.661	05/07/26	35,763
390,000	3.661	05/07/26	387,431
48,000	3.668	05/07/26	47,684
36,000	3.671	05/07/26	35,763
36,000	3.671	05/07/26	35,763
264,000	3.674	05/07/26	262,261
60,000	3.676	05/07/26	59,605
108,000	3.680	05/07/26	107,288
120,000	3.726	05/07/26	119,209
108,000	3.771	05/07/26	107,288
30,000,000	3.778	05/07/26	29,802,350
47,173,000	3.778	05/07/26	46,862,208
36,000	3.784	05/07/26	35,763
42,000	3.639	05/12/26	41,704
308,000	3.645	05/12/26	305,828
42,000	3.648	05/12/26	41,704
42,000	3.650	05/12/26	41,704
19,000	3.658	05/12/26	18,866
48,900,000	3.659	05/12/26	48,555,214
50,000,000	3.659	05/12/26	49,647,458
70,000	3.659	05/12/26	69,506
126,000	3.664	05/12/26	125,112
56,000	3.665	05/12/26	55,605
56,000	3.551	05/14/26	55,593
448,000	3.551	05/14/26	444,745
448,000	3.551	05/14/26	444,745
667,000	3.553	05/14/26	662,154
1,827,000	3.553	05/14/26	1,813,727
112,000	3.565	05/14/26	111,186
1,305,000	3.566	05/14/26	1,295,519
174,000	3.570	05/14/26	172,736
406,000	3.570	05/14/26	403,050
87,000	3.573	05/14/26	86,368
319,000	3.575	05/14/26	316,682
174,000	3.575	05/14/26	172,736
56,000	3.584	05/14/26	55,593
112,000	3.595	05/14/26	111,186
588,000	3.600	05/14/26	583,728
203,000	3.602	05/14/26	201,525
522,000	3.602	05/14/26	518,208
84,000	3.612	05/14/26	83,390
56,000	3.612	05/14/26	55,593
224,000	3.619	05/14/26	222,373

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$700,000	3.619%	05/14/26	$694,915
252,000	3.621	05/14/26	250,169
168,000	3.622	05/14/26	166,779
364,000	3.630	05/14/26	361,356
1,512,000	3.630	05/14/26	1,501,015
2,044,000	3.630	05/14/26	2,029,150
4,508,000	3.630	05/14/26	4,475,250
364,000	3.630	05/14/26	361,356
252,000	3.630	05/14/26	250,169
308,000	3.635	05/14/26	305,762
84,000	3.637	05/14/26	83,390
84,000	3.649	05/14/26	83,390
140,000	3.652	05/14/26	138,983
38,000	3.660	05/14/26	37,724
252,000	3.664	05/14/26	250,169
112,000	3.666	05/14/26	111,186
840,000	3.668	05/14/26	833,897
84,000	3.669	05/14/26	83,390
616,000	3.672	05/14/26	611,525
224,000	3.713	05/14/26	222,373
56,000	3.713	05/14/26	55,593
252,000	3.736	05/14/26	250,169
145,000	3.763	05/14/26	143,947
1,334,000	3.769	05/14/26	1,324,309
480,000	3.773	05/14/26	476,513
84,000	3.780	05/14/26	83,390
87,000	3.796	05/14/26	86,368
348,000	3.800	05/14/26	345,472
899,000	3.800	05/14/26	892,469
21,711,000	3.804	05/14/26	21,553,270
348,000	3.828	05/14/26	345,472
148,825,000	3.831	05/14/26	147,743,792
19,000	3.639	05/19/26	18,853
42,000	3.644	05/19/26	41,676
23,688,000	3.645	05/19/26	23,505,112
42,000	3.653	05/19/26	41,676
42,000	3.653	05/19/26	41,676
308,000	3.663	05/19/26	305,622
126,000	3.664	05/19/26	125,027
75,000,000	3.664	05/19/26	74,420,948
70,000	3.666	05/19/26	69,460
56,000	3.668	05/19/26	55,568
37,091,000	3.787	05/21/26	36,796,184
42,000	3.642	05/26/26	41,646
42,000	3.648	05/26/26	41,646
308,000	3.650	05/26/26	305,407
19,000	3.652	05/26/26	18,840
126,000	3.657	05/26/26	124,939
42,000	3.661	05/26/26	41,646
98,900,000	3.662	05/26/26	98,067,254
70,000	3.663	05/26/26	69,411
56,000	3.670	05/26/26	55,528
26,000	3.569	05/28/26	25,775
416,000	3.569	05/28/26	412,403
39,000	3.573	05/28/26	38,663
299,000	3.577	05/28/26	296,414
819,000	3.577	05/28/26	811,918
52,000	3.580	05/28/26	51,550
143,000	3.583	05/28/26	141,763

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$78,000	3.583%	05/28/26	$77,326
78,000	3.586	05/28/26	77,326
182,000	3.586	05/28/26	180,426
585,000	3.591	05/28/26	579,941
24,000	3.594	05/28/26	23,792
52,000	3.595	05/28/26	51,550
234,000	3.601	05/28/26	231,977
91,000	3.601	05/28/26	90,213
130,000	3.611	05/28/26	128,876
143,000	3.611	05/28/26	141,763
26,000	3.625	05/28/26	25,775
39,000	3.625	05/28/26	38,663
117,000	3.626	05/28/26	115,988
78,000	3.626	05/28/26	77,326
169,000	3.628	05/28/26	167,539
117,000	3.628	05/28/26	115,988
2,093,000	3.629	05/28/26	2,074,901
702,000	3.629	05/28/26	695,930
949,000	3.629	05/28/26	940,794
169,000	3.629	05/28/26	167,539
104,000	3.630	05/28/26	103,101
143,000	3.630	05/28/26	141,763
325,000	3.630	05/28/26	322,190
36,000	3.637	05/28/26	35,689
36,000	3.649	05/28/26	35,689
60,000	3.651	05/28/26	59,481
36,000	3.652	05/28/26	35,689
390,000	3.653	05/28/26	386,628
48,000	3.656	05/28/26	47,585
264,000	3.664	05/28/26	261,717
108,000	3.664	05/28/26	107,066
17,000	3.671	05/28/26	16,853
312,500,000	3.676	05/28/26	309,797,742
24,000	3.724	05/28/26	23,792
96,000	3.724	05/28/26	95,170
108,000	3.755	05/28/26	107,066
36,000	3.779	05/28/26	35,689
26,621,000	3.783	05/28/26	26,390,802
50,000,000	3.783	05/28/26	49,567,639
675,000	3.562	06/04/26	668,708
97,941,000	3.566	06/04/26	97,028,060
60,000	3.571	06/04/26	59,441
30,000	3.573	06/04/26	29,720
105,000	3.593	06/04/26	104,021
270,000	3.593	06/04/26	267,483
195,000	3.600	06/04/26	193,182
135,000	3.600	06/04/26	133,742
45,000	3.605	06/04/26	44,581
30,000	3.605	06/04/26	29,720
195,000	3.611	06/04/26	193,182
810,000	3.611	06/04/26	802,450
3,510,000	3.611	06/04/26	3,477,282
375,000	3.617	06/04/26	371,505
120,000	3.617	06/04/26	118,881
165,000	3.620	06/04/26	163,462
225,000	3.621	06/04/26	222,903
45,000	3.632	06/04/26	44,581
21,000	3.635	06/04/26	20,804
45,000	3.641	06/04/26	44,581

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$75,000	3.648%	06/04/26	$74,301
45,000	3.659	06/04/26	44,581
330,000	3.662	06/04/26	326,924
60,000	3.663	06/04/26	59,441
135,000	3.667	06/04/26	133,742
25,092,000	3.566	06/11/26	24,841,340
675,000	3.570	06/18/26	667,784
30,000	3.582	06/18/26	29,679
105,000	3.589	06/18/26	103,878
270,000	3.589	06/18/26	267,114
60,000	3.595	06/18/26	59,359
32,551,400	3.604	06/18/26	32,203,412
50,000,000	3.604	06/18/26	49,465,480
15,389,300	3.605	06/18/26	15,224,782
30,000	3.607	06/18/26	29,679
45,000	3.607	06/18/26	44,519
135,000	3.609	06/18/26	133,557
195,000	3.609	06/18/26	192,915
375,000	3.611	06/18/26	370,991
120,000	3.611	06/18/26	118,717
90,000	3.616	06/18/26	89,038
135,000	3.616	06/18/26	133,557
810,000	3.616	06/18/26	801,341
2,415,000	3.616	06/18/26	2,389,183
1,095,000	3.616	06/18/26	1,083,294
195,000	3.616	06/18/26	192,915
165,000	3.622	06/18/26	163,236
45,000	3.643	06/18/26	44,519
45,000	3.643	06/18/26	44,519
75,000	3.646	06/18/26	74,198
45,000	3.654	06/18/26	44,519
21,000	3.661	06/18/26	20,776
330,000	3.664	06/18/26	326,472
60,000	3.671	06/18/26	59,359
135,000	3.674	06/18/26	133,557
10,000	3.670	06/23/26	9,888
49,300,000	3.678	06/23/26	48,747,708
250,000,000	3.680	06/23/26	247,199,331
50,000,000	3.680	06/23/26	49,439,866
540,000	3.581	07/02/26	533,484
73,447,000	3.584	07/02/26	72,560,788
216,000	3.590	07/02/26	213,394
84,000	3.590	07/02/26	82,986
60,000	3.612	07/02/26	59,276
108,000	3.613	07/02/26	106,697
156,000	3.613	07/02/26	154,118
108,000	3.614	07/02/26	106,697
72,000	3.614	07/02/26	71,131
156,000	3.621	07/02/26	154,118
876,000	3.621	07/02/26	865,430
1,932,000	3.621	07/02/26	1,908,688
648,000	3.621	07/02/26	640,181
300,000	3.621	07/02/26	296,380
96,000	3.621	07/02/26	94,842
132,000	3.622	07/02/26	130,407
33,000	3.624	07/02/26	32,602
242,000	3.626	07/02/26	239,080
33,000	3.631	07/02/26	32,602
33,000	3.635	07/02/26	32,602

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$44,000	3.637%	07/02/26	$43,469
55,000	3.651	07/02/26	54,336
99,000	3.653	07/02/26	97,805
15,000	3.656	07/02/26	14,819
33,000	3.608	07/09/26	32,580
33,000	3.617	07/09/26	32,580
242,000	3.617	07/09/26	238,921
44,000	3.632	07/09/26	43,440
15,000	3.634	07/09/26	14,809
74,135,000	3.640	07/09/26	73,191,724
33,000	3.641	07/09/26	32,580
99,000	3.644	07/09/26	97,740
55,000	3.648	07/09/26	54,300
33,000	3.606	07/16/26	32,559
242,000	3.614	07/16/26	238,768
33,000	3.623	07/16/26	32,559
44,000	3.629	07/16/26	43,412
15,000	3.631	07/16/26	14,800
55,000	3.633	07/16/26	54,265
33,000	3.635	07/16/26	32,559
99,000	3.636	07/16/26	97,678
74,135,000	3.639	07/16/26	73,144,863
33,000	3.600	07/23/26	32,538
242,000	3.612	07/23/26	238,613
33,000	3.615	07/23/26	32,538
15,000	3.623	07/23/26	14,790
44,000	3.627	07/23/26	43,384
33,000	3.633	07/23/26	32,538
55,000	3.635	07/23/26	54,230
99,000	3.638	07/23/26	97,614
25,000,000	3.639	07/23/26	24,650,111
49,135,000	3.639	07/23/26	48,447,328
33,000	3.590	07/30/26	32,516
242,000	3.602	07/30/26	238,450
33,000	3.604	07/30/26	32,516
15,000	3.616	07/30/26	14,780
44,000	3.621	07/30/26	43,354
55,000	3.632	07/30/26	54,193
99,000	3.636	07/30/26	97,548
33,000	3.637	07/30/26	32,516
25,000,000	3.641	07/30/26	24,633,235
49,135,000	3.641	07/30/26	48,414,160
16,000	3.504	08/06/26	15,755
48,000	3.512	08/06/26	47,266
88,000	3.512	08/06/26	86,654
32,000	3.514	08/06/26	31,510
24,000	3.516	08/06/26	23,633
16,000	3.517	08/06/26	15,755
128,000	3.517	08/06/26	126,042
128,000	3.517	08/06/26	126,042
112,000	3.521	08/06/26	110,287
48,000	3.521	08/06/26	47,266
184,000	3.524	08/06/26	181,185
504,000	3.524	08/06/26	496,289
48,000	3.539	08/06/26	47,266
360,000	3.541	08/06/26	354,492
56,000	3.550	08/06/26	55,143
144,000	3.550	08/06/26	141,797
120,000	3.555	08/06/26	118,164

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$24,000	3.582%	08/06/26	$23,633
16,000	3.582	08/06/26	15,755
72,000	3.590	08/06/26	70,898
104,000	3.590	08/06/26	102,409
104,000	3.595	08/06/26	102,409
584,000	3.595	08/06/26	575,065
1,288,000	3.595	08/06/26	1,268,295
432,000	3.595	08/06/26	425,391
200,000	3.597	08/06/26	196,940
64,000	3.597	08/06/26	63,021
24,000	3.598	08/06/26	23,633
88,000	3.606	08/06/26	86,654
32,000	3.613	08/06/26	31,510
24,000	3.613	08/06/26	23,633
176,000	3.614	08/06/26	173,307
72,000	3.616	08/06/26	70,898
11,000	3.627	08/06/26	10,832
37,500,000	3.633	08/06/26	36,926,293
24,000	3.634	08/06/26	23,633
40,000	3.642	08/06/26	39,388
51,638,600	3.889	08/06/26	50,848,588
94,844,000	3.636	08/13/26	93,328,096
94,844,000	3.629	08/20/26	93,265,760
94,844,000	3.636	08/27/26	93,199,368
18,000	3.494	10/01/26	17,634
36,000	3.503	10/01/26	35,268
567,000	3.514	10/01/26	555,475
207,000	3.514	10/01/26	202,792
18,000	3.517	10/01/26	17,634
144,000	3.517	10/01/26	141,073
144,000	3.517	10/01/26	141,073
27,000	3.519	10/01/26	26,451
27,000	3.520	10/01/26	26,451
99,000	3.520	10/01/26	96,988
54,000	3.520	10/01/26	52,902
36,000	3.522	10/01/26	35,268
126,000	3.526	10/01/26	123,439
54,000	3.526	10/01/26	52,902
198,000	3.526	10/01/26	193,975
405,000	3.528	10/01/26	396,768
63,000	3.529	10/01/26	61,719
162,000	3.529	10/01/26	158,707
27,000	3.537	10/01/26	26,451
36,000	3.545	10/01/26	35,268
27,000	3.549	10/01/26	26,451
18,000	3.549	10/01/26	17,634
135,000	3.554	10/01/26	132,256
54,000	3.554	10/01/26	52,902
99,000	3.557	10/01/26	96,988
45,000	3.560	10/01/26	44,085
81,000	3.561	10/01/26	79,354
54,000	3.561	10/01/26	52,902
81,000	3.562	10/01/26	79,354
12,000	3.565	10/01/26	11,756
81,000	3.568	10/01/26	79,354
117,000	3.568	10/01/26	114,622
657,000	3.569	10/01/26	643,646
1,449,000	3.569	10/01/26	1,419,547
486,000	3.569	10/01/26	476,121

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$117,000	3.569%	10/01/26	$114,622
27,000	3.575	10/01/26	26,451
225,000	3.585	10/01/26	220,427
72,000	3.585	10/01/26	70,537
270,000	3.587	10/01/26	264,512
18,000	3.609	10/01/26	17,634
72,000	3.609	10/01/26	70,537
45,000	3.634	10/01/26	44,085
81,000	3.636	10/01/26	79,354
27,000	3.642	10/01/26	26,451
144,000	3.646	10/01/26	141,073
414,000	3.648	10/01/26	405,585
135,000	3.676	10/01/26	132,256
243,000	3.676	10/01/26	238,061
27,000	3.681	10/01/26	26,451
72,000	3.687	10/01/26	70,537
81,000	3.687	10/01/26	79,354
279,000	3.691	10/01/26	273,329
108,000	3.691	10/01/26	105,805
77,000	3.698	10/01/26	75,435
45,000	3.713	10/01/26	44,085
36,000	3.720	10/01/26	35,268
108,000	3.730	10/01/26	105,805
63,000	3.730	10/01/26	61,719
216,000	3.732	10/01/26	211,610
52,070,700	3.755	10/01/26	51,012,298
60,000	3.505	10/29/26	58,630
638,000	3.510	10/29/26	623,433
90,000	3.515	10/29/26	87,945
120,000	3.517	10/29/26	117,260
87,000	3.521	10/29/26	85,014
480,000	3.530	10/29/26	469,040
480,000	3.530	10/29/26	469,040
60,000	3.530	10/29/26	58,630
1,890,000	3.534	10/29/26	1,846,847
690,000	3.534	10/29/26	674,246
87,000	3.536	10/29/26	85,014
210,000	3.537	10/29/26	205,205
540,000	3.537	10/29/26	527,670
120,000	3.539	10/29/26	117,260
330,000	3.540	10/29/26	322,465
180,000	3.540	10/29/26	175,890
116,000	3.543	10/29/26	113,351
1,350,000	3.546	10/29/26	1,319,176
420,000	3.548	10/29/26	410,410
180,000	3.548	10/29/26	175,890
40,000	3.556	10/29/26	39,087
270,000	3.558	10/29/26	263,835
180,000	3.558	10/29/26	175,890
240,000	3.565	10/29/26	234,520
750,000	3.565	10/29/26	732,876
145,000	3.565	10/29/26	141,689
261,000	3.566	10/29/26	255,041
480,000	3.569	10/29/26	469,040
150,000	3.569	10/29/26	146,575
60,000	3.569	10/29/26	58,630
90,000	3.569	10/29/26	87,945
330,000	3.572	10/29/26	322,465
87,000	3.578	10/29/26	85,014

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)

U.S. Treasury Bills – (continued)
$270,000	3.580%	10/29/26	$263,835
390,000	3.580	10/29/26	381,095
390,000	3.582	10/29/26	381,095
2,190,000	3.582	10/29/26	2,139,997
4,830,000	3.582	10/29/26	4,719,719
1,620,000	3.582	10/29/26	1,583,011
900,000	3.614	10/29/26	879,451
60,000	3.622	10/29/26	58,630
240,000	3.622	10/29/26	234,520
270,000	3.633	10/29/26	263,835
90,000	3.645	10/29/26	87,945
150,000,000	3.655	10/29/26	146,575,131
33,218,000	3.727	10/29/26	32,459,551

			4,479,450,769

TOTAL U.S. TREASURY BILLS (Cost $4,478,587,719)			4,479,450,769

U.S. Treasury Notes - 36.6%

U.S. Treasury Notes
54,000	3.582	04/30/26	53,739
84,000	3.585	04/30/26	83,595
168,000	3.588	04/30/26	167,190
392,000	3.588	04/30/26	390,109
156,000	3.589	04/30/26	156,289
286,000	3.589	04/30/26	286,531
108,000	3.596	04/30/26	107,479
168,000	3.611	04/30/26	167,190
308,000	3.611	04/30/26	306,514
432,000	3.611	04/30/26	429,916
432,000	3.611	04/30/26	429,916
54,000	3.611	04/30/26	53,739
644,000	3.617	04/30/26	640,893
1,764,000	3.617	04/30/26	1,755,490
1,260,000	3.619	04/30/26	1,253,921
234,000	3.620	04/30/26	234,434
156,000	3.620	04/30/26	156,289
598,000	3.628	04/30/26	599,110
1,638,000	3.628	04/30/26	1,641,039
52,000	3.629	04/30/26	52,096
416,000	3.629	04/30/26	416,772
416,000	3.629	04/30/26	416,772
46,000	3.630	04/30/26	46,085
468,000	3.632	04/30/26	468,868
182,000	3.632	04/30/26	182,338
504,000	3.632	04/30/26	501,569
196,000	3.632	04/30/26	195,054
962,000	3.640	04/30/26	963,785
243,000	3.646	04/30/26	241,828
162,000	3.646	04/30/26	161,218
108,000	3.650	04/30/26	107,479
104,000	3.657	04/30/26	104,193
135,000	3.661	04/30/26	134,349
338,000	3.673	04/30/26	338,627
234,000	3.673	04/30/26	234,434
416,000	3.681	04/30/26	416,772
130,000	3.681	04/30/26	130,241
78,000	3.685	04/30/26	78,145
52,000	3.685	04/30/26	52,096

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$243,000	3.691%	04/30/26	$241,828
351,000	3.691	04/30/26	349,307
675,000	3.691	04/30/26	671,744
216,000	3.691	04/30/26	214,958
270,000	3.702	04/30/26	268,697
162,000	3.702	04/30/26	161,218
135,000	3.702	04/30/26	134,349
81,000	3.703	04/30/26	80,609
135,000	3.718	04/30/26	134,349
1,404,000	3.722	04/30/26	1,406,605
4,186,000	3.722	04/30/26	4,193,767
1,898,000	3.722	04/30/26	1,901,522
200,000	3.722	04/30/26	200,371
1,458,000	3.722	04/30/26	1,450,966
1,971,000	3.722	04/30/26	1,961,491
4,347,000	3.722	04/30/26	4,326,029
351,000	3.722	04/30/26	349,307
594,000	3.725	04/30/26	591,134
297,000	3.727	04/30/26	295,567
81,000	3.734	04/30/26	80,609
50,000,000	3.738	04/30/26	50,092,773
3,149,000	3.738	04/30/26	3,154,843
81,000	3.742	04/30/26	80,609
306,000	3.746	04/30/26	306,568
108,000	3.748	04/30/26	107,479
52,000	3.749	04/30/26	52,096
198,000	3.753	04/30/26	198,367
290,000	3.758	04/30/26	288,601
270,000	3.761	04/30/26	270,501
37,000	3.764	04/30/26	36,821
392,000	3.764	04/30/26	390,109
308,000	3.765	04/30/26	306,514
243,000	3.766	04/30/26	241,828
476,000	3.774	04/30/26	473,704
36,000	3.774	04/30/26	36,067
216,000	3.774	04/30/26	216,401
130,000	3.775	04/30/26	130,241
252,000	3.776	04/30/26	252,468
168,000	3.777	04/30/26	167,190
252,000	3.777	04/30/26	250,784
252,000	3.777	04/30/26	252,468
144,000	3.781	04/30/26	144,267
56,000	3.782	04/30/26	55,730
392,000	3.783	04/30/26	390,109
126,000	3.786	04/30/26	126,234
198,000	3.786	04/30/26	198,367
224,000	3.788	04/30/26	222,919
392,000	3.788	04/30/26	390,109
108,000	3.791	04/30/26	108,200
144,000	3.792	04/30/26	144,267
168,000	3.792	04/30/26	167,190
224,000	3.793	04/30/26	222,919
198,000	3.794	04/30/26	198,367
54,000	3.797	04/30/26	54,100
238,000	3.798	04/30/26	238,442
196,000	3.800	04/30/26	195,054
308,000	3.800	04/30/26	306,514
140,000	3.800	04/30/26	139,325
390,000	3.804	04/30/26	390,724

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$702,000	3.804%	04/30/26	$703,303
112,000	3.805	04/30/26	111,460
810,000	3.806	04/30/26	806,092
243,000	3.806	04/30/26	241,828
308,000	3.809	04/30/26	306,514
96,000	3.809	04/30/26	96,178
396,000	3.810	04/30/26	396,735
234,000	3.810	04/30/26	234,434
231,000	3.810	04/30/26	231,429
208,000	3.810	04/30/26	208,386
468,000	3.811	04/30/26	465,742
1,288,000	3.812	04/30/26	1,281,786
336,000	3.816	04/30/26	334,379
868,000	3.816	04/30/26	863,813
360,000	3.817	04/30/26	360,668
585,000	3.818	04/30/26	582,178
156,000	3.818	04/30/26	155,247
130,000	3.819	04/30/26	130,241
756,000	3.819	04/30/26	752,353
420,000	3.819	04/30/26	417,974
616,000	3.820	04/30/26	613,028
112,000	3.821	04/30/26	111,460
252,000	3.821	04/30/26	250,784
104,000	3.821	04/30/26	104,193
312,000	3.822	04/30/26	312,579
806,000	3.822	04/30/26	807,496
224,000	3.822	04/30/26	222,919
252,000	3.822	04/30/26	250,784
245,000	3.822	04/30/26	243,818
84,000	3.823	04/30/26	83,595
196,000	3.823	04/30/26	195,054
624,000	3.824	04/30/26	625,158
140,000	3.824	04/30/26	139,325
81,000	3.824	04/30/26	80,609
420,000	3.826	04/30/26	417,974
84,000	3.827	04/30/26	83,595
810,000	3.828	04/30/26	811,503
952,000	3.829	04/30/26	947,407
336,000	3.829	04/30/26	334,379
1,260,000	3.832	04/30/26	1,253,921
672,000	3.837	04/30/26	668,758
270,000	3.839	04/30/26	270,501
612,000	3.843	04/30/26	613,136
216,000	3.843	04/30/26	216,401
162,000	3.846	04/30/26	162,301
72,000	3.846	04/30/26	72,134
336,000	3.849	04/30/26	334,379
1,419,800	4.009	04/30/26	1,412,951
19,269,600	4.034	04/30/26	19,305,354
5,091,700	4.036	04/30/26	5,067,137
8,034,700	4.038	04/30/26	7,995,939
28,193,600	4.040	04/30/26	28,057,588
144,000	4.047	04/30/26	143,305
90,000	4.054	04/30/26	90,167
70,000	4.057	04/30/26	70,130
25,994,400	4.060	04/30/26	25,868,997
119,000	4.064	04/30/26	118,426
25,994,400	4.068	04/30/26	26,042,632
99,000	4.096	04/30/26	98,522

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$27,000	4.097%	04/30/26	$26,870
21,493,100	4.146	04/30/26	21,389,413
13,433,200	4.150	04/30/26	13,368,395
15,085,100	4.156	04/30/26	15,012,326
81,000	4.159	04/30/26	80,609
976,700	4.163	04/30/26	978,512
1,260,000	4.170	04/30/26	1,253,921
45,000	4.171	04/30/26	45,084
99,000	4.173	04/30/26	98,522
1,260,000	4.176	04/30/26	1,262,338
63,000	4.177	04/30/26	63,117
63,000	4.178	04/30/26	62,696
126,000	4.181	04/30/26	125,392
99,000	4.183	04/30/26	99,184
36,000	4.189	04/30/26	35,826
45,000	4.191	04/30/26	45,084
29,234,000	4.192	04/30/26	29,092,969
162,000	4.193	04/30/26	162,301
45,000	4.197	04/30/26	44,783
216,000	4.202	04/30/26	214,958
81,000	4.202	04/30/26	80,609
216,000	4.206	04/30/26	216,401
81,000	4.206	04/30/26	81,150
36,000	4.208	04/30/26	35,826
261,000	4.209	04/30/26	259,741
1,395,000	4.209	04/30/26	1,388,270
180,000	4.211	04/30/26	179,132
180,000	4.212	04/30/26	179,132
261,000	4.212	04/30/26	261,484
709,000	4.212	04/30/26	710,316
49,478,000	4.213	04/30/26	49,569,805
85,000	4.224	04/30/26	84,590
84,000	4.225	04/30/26	83,595
189,000	4.225	04/30/26	188,088
112,000	4.279	04/30/26	111,460
90,000	3.610	05/31/26	90,250
165,000	3.610	05/31/26	165,458
210,000	3.611	05/31/26	210,582
90,000	3.611	05/31/26	90,250
240,000	3.624	05/31/26	240,666
240,000	3.624	05/31/26	240,666
30,000	3.624	05/31/26	30,083
60,000	3.655	05/31/26	60,166
234,000	3.659	05/31/26	234,649
91,000	3.659	05/31/26	91,252
481,000	3.664	05/31/26	482,334
117,000	3.671	05/31/26	117,324
78,000	3.671	05/31/26	78,216
65,000	3.673	05/31/26	65,180
945,000	3.675	05/31/26	947,621
141,000	3.675	05/31/26	141,391
90,000	3.679	05/31/26	90,250
225,000	3.679	05/31/26	225,624
169,000	3.692	05/31/26	169,469
117,000	3.692	05/31/26	117,324
2,093,000	3.707	05/31/26	2,098,805
949,000	3.707	05/31/26	951,632
212,000	3.707	05/31/26	212,588
169,000	3.707	05/31/26	169,469

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$104,000	3.711%	05/31/26	$104,288
325,000	3.711	05/31/26	325,901
176,000	3.725	05/31/26	176,488
272,000	3.730	05/31/26	272,754
32,000	3.745	05/31/26	32,089
224,000	3.746	05/31/26	224,621
240,000	3.749	05/31/26	240,666
432,000	3.749	05/31/26	433,198
224,000	3.753	05/31/26	224,621
224,000	3.754	05/31/26	224,621
128,000	3.754	05/31/26	128,355
144,000	3.754	05/31/26	144,399
140,000	3.769	05/31/26	140,388
128,000	3.770	05/31/26	128,355
690,000	3.776	05/31/26	691,914
60,000	3.778	05/31/26	60,166
75,000	3.780	05/31/26	75,208
128,000	3.786	05/31/26	128,355
96,000	3.787	05/31/26	96,266
144,000	3.787	05/31/26	144,399
288,000	3.790	05/31/26	288,799
96,000	3.801	05/31/26	96,266
105,000	3.804	05/31/26	105,291
465,000	3.804	05/31/26	466,290
54,000	3.804	05/31/26	54,150
176,000	3.812	05/31/26	176,488
88,000	3.828	05/31/26	88,244
330,000	3.839	05/31/26	330,915
64,000	3.843	05/31/26	64,178
144,000	3.843	05/31/26	144,399
736,000	3.849	05/31/26	738,041
4,991,500	3.980	05/31/26	5,005,344
6,982,600	4.012	05/31/26	7,001,966
99,000	4.012	05/31/26	99,275
13,965,300	4.014	05/31/26	14,004,032
77,000	4.019	05/31/26	77,214
8,653,700	4.078	05/31/26	8,677,700
38,034,000	4.176	05/31/26	38,139,485
72,000	3.540	06/30/26	72,225
266,000	3.550	06/30/26	266,831
114,000	3.550	06/30/26	114,356
57,000	3.551	06/30/26	57,178
68,000	3.552	06/30/26	67,378
102,000	3.554	06/30/26	101,068
238,000	3.554	06/30/26	235,825
187,000	3.556	06/30/26	185,291
102,000	3.556	06/30/26	101,068
36,000	3.558	06/30/26	36,113
198,000	3.559	06/30/26	198,619
108,000	3.559	06/30/26	108,338
34,000	3.561	06/30/26	33,689
51,000	3.566	06/30/26	50,534
272,000	3.568	06/30/26	269,514
306,000	3.568	06/30/26	303,203
288,000	3.568	06/30/26	288,900
288,000	3.568	06/30/26	288,900
36,000	3.568	06/30/26	36,113
414,000	3.581	06/30/26	415,294
1,134,000	3.581	06/30/26	1,137,544

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$810,000	3.587%	06/30/26	$812,531
391,000	3.595	06/30/26	387,426
1,071,000	3.595	06/30/26	1,061,210
72,000	3.598	06/30/26	72,225
324,000	3.602	06/30/26	325,013
126,000	3.602	06/30/26	126,394
765,000	3.603	06/30/26	758,007
425,000	3.605	06/30/26	421,115
90,000	3.620	06/30/26	90,281
68,000	3.624	06/30/26	67,378
378,000	3.633	06/30/26	379,181
102,000	3.635	06/30/26	101,068
153,000	3.635	06/30/26	151,601
108,000	3.635	06/30/26	108,338
162,000	3.635	06/30/26	162,506
34,000	3.640	06/30/26	33,689
51,000	3.640	06/30/26	50,534
162,000	3.645	06/30/26	162,506
234,000	3.645	06/30/26	234,731
352,000	3.651	06/30/26	348,782
221,000	3.653	06/30/26	218,980
153,000	3.653	06/30/26	151,601
102,000	3.654	06/30/26	101,068
255,000	3.654	06/30/26	252,669
64,000	3.654	06/30/26	63,415
136,000	3.657	06/30/26	134,757
425,000	3.657	06/30/26	421,115
234,000	3.665	06/30/26	234,731
972,000	3.665	06/30/26	975,038
2,898,000	3.665	06/30/26	2,907,056
1,042,000	3.665	06/30/26	1,045,256
22,000	3.665	06/30/26	21,799
144,000	3.671	06/30/26	144,450
187,000	3.671	06/30/26	185,291
48,000	3.673	06/30/26	47,561
1,241,000	3.674	06/30/26	1,229,656
221,000	3.674	06/30/26	218,980
2,737,000	3.674	06/30/26	2,711,982
918,000	3.674	06/30/26	909,609
80,000	3.676	06/30/26	79,269
48,000	3.677	06/30/26	47,561
48,000	3.685	06/30/26	47,561
121,000	3.687	06/30/26	121,378
88,000	3.689	06/30/26	87,196
144,000	3.691	06/30/26	142,684
540,000	3.695	06/30/26	541,688
112,000	3.696	06/30/26	110,976
187,000	3.697	06/30/26	187,584
22,000	3.697	06/30/26	22,069
144,000	3.702	06/30/26	144,450
36,000	3.702	06/30/26	36,113
112,000	3.704	06/30/26	110,976
96,000	3.705	06/30/26	95,122
16,000	3.705	06/30/26	15,854
132,000	3.707	06/30/26	132,413
22,000	3.707	06/30/26	22,069
154,000	3.709	06/30/26	154,481
154,000	3.709	06/30/26	154,481
510,000	3.709	06/30/26	505,338

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$136,000	3.709%	06/30/26	$134,757
136,000	3.714	06/30/26	134,757
34,000	3.714	06/30/26	33,689
874,000	3.716	06/30/26	876,731
16,000	3.718	06/30/26	15,854
688,000	3.718	06/30/26	681,711
165,000	3.720	06/30/26	165,516
297,000	3.720	06/30/26	297,928
95,000	3.727	06/30/26	95,297
66,000	3.729	06/30/26	66,206
50,000,000	3.729	06/30/26	49,542,968
3,963,400	3.729	06/30/26	3,927,172
782,000	3.733	06/30/26	774,852
162,000	3.733	06/30/26	162,506
64,000	3.734	06/30/26	63,415
45,664,000	3.734	06/30/26	45,806,700
336,000	3.735	06/30/26	332,929
70,000	3.735	06/30/26	69,360
88,000	3.736	06/30/26	88,275
98,000	3.737	06/30/26	98,306
88,000	3.737	06/30/26	88,275
99,000	3.737	06/30/26	99,309
288,000	3.738	06/30/26	285,367
85,000	3.739	06/30/26	84,223
64,000	3.742	06/30/26	63,415
72,000	3.742	06/30/26	71,342
132,000	3.742	06/30/26	132,413
341,000	3.742	06/30/26	342,066
56,000	3.743	06/30/26	55,488
88,000	3.743	06/30/26	87,196
153,000	3.743	06/30/26	151,601
48,000	3.743	06/30/26	47,561
99,000	3.744	06/30/26	99,309
66,000	3.744	06/30/26	66,206
120,000	3.744	06/30/26	118,903
312,000	3.746	06/30/26	312,975
57,000	3.747	06/30/26	57,178
121,000	3.748	06/30/26	121,378
77,000	3.748	06/30/26	77,241
51,000	3.751	06/30/26	50,534
72,000	3.753	06/30/26	71,342
88,000	3.755	06/30/26	88,275
204,000	3.758	06/30/26	202,135
344,000	3.758	06/30/26	340,856
242,000	3.758	06/30/26	242,756
48,000	3.761	06/30/26	47,561
55,000	3.761	06/30/26	55,172
228,000	3.761	06/30/26	228,713
54,000	3.761	06/30/26	54,169
33,000	3.763	06/30/26	33,103
43,989,000	3.764	06/30/26	43,586,913
40,000	3.767	06/30/26	39,634
264,000	3.771	06/30/26	264,825
56,000	3.776	06/30/26	55,488
121,000	3.776	06/30/26	121,378
44,000	3.782	06/30/26	44,138
64,000	3.782	06/30/26	64,200
192,000	3.785	06/30/26	190,245
32,000	3.785	06/30/26	31,707

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$165,000	3.786%	06/30/26	$165,516
99,000	3.788	06/30/26	99,309
44,000	3.788	06/30/26	44,138
77,000	3.790	06/30/26	77,241
240,000	3.793	06/30/26	240,750
495,000	3.809	06/30/26	496,547
132,000	3.810	06/30/26	132,413
374,000	3.810	06/30/26	375,169
99,000	3.970	06/30/26	99,309
77,000	3.977	06/30/26	77,241
22,146,100	4.002	06/30/26	22,215,306
39,551,900	4.133	06/30/26	39,675,499
78,000	3.545	07/31/26	77,033
72,000	3.546	07/31/26	72,212
36,000	3.548	07/31/26	36,106
50,000	3.551	07/31/26	49,380
54,000	3.555	07/31/26	54,159
104,000	3.559	07/31/26	102,710
364,000	3.563	07/31/26	359,486
156,000	3.563	07/31/26	154,065
416,000	3.564	07/31/26	410,841
468,000	3.564	07/31/26	462,196
108,000	3.566	07/31/26	108,319
252,000	3.566	07/31/26	252,743
156,000	3.567	07/31/26	154,065
286,000	3.567	07/31/26	282,453
220,000	3.570	07/31/26	220,649
120,000	3.570	07/31/26	120,354
1,170,000	3.572	07/31/26	1,155,489
598,000	3.577	07/31/26	590,583
1,638,000	3.577	07/31/26	1,617,685
40,000	3.580	07/31/26	40,118
640,000	3.581	07/31/26	641,888
324,000	3.581	07/31/26	324,956
126,000	3.581	07/31/26	126,372
468,000	3.583	07/31/26	462,196
182,000	3.583	07/31/26	179,743
338,000	3.591	07/31/26	333,808
234,000	3.591	07/31/26	231,098
810,000	3.592	07/31/26	812,389
650,000	3.595	07/31/26	641,938
208,000	3.595	07/31/26	205,420
460,000	3.597	07/31/26	461,357
1,260,000	3.597	07/31/26	1,263,716
75,000	3.609	07/31/26	74,070
130,000	3.610	07/31/26	128,388
162,000	3.613	07/31/26	162,478
234,000	3.613	07/31/26	234,690
54,000	3.613	07/31/26	54,159
36,000	3.613	07/31/26	36,106
104,000	3.616	07/31/26	102,710
80,000	3.616	07/31/26	80,236
234,000	3.620	07/31/26	231,098
156,000	3.620	07/31/26	154,065
270,000	3.621	07/31/26	270,796
550,000	3.621	07/31/26	543,179
338,000	3.626	07/31/26	333,808
1,404,000	3.626	07/31/26	1,386,587
4,186,000	3.626	07/31/26	4,134,084

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$1,898,000	3.626%	07/31/26	$1,874,460
390,000	3.628	07/31/26	385,163
156,000	3.628	07/31/26	154,065
200,000	3.629	07/31/26	200,590
120,000	3.629	07/31/26	120,354
100,000	3.629	07/31/26	100,295
75,000	3.635	07/31/26	74,070
125,000	3.642	07/31/26	123,450
450,000	3.643	07/31/26	451,327
144,000	3.643	07/31/26	144,425
75,000	3.646	07/31/26	74,070
972,000	3.647	07/31/26	974,867
1,112,000	3.647	07/31/26	1,115,280
234,000	3.647	07/31/26	234,690
2,394,000	3.647	07/31/26	2,401,060
286,000	3.647	07/31/26	282,453
442,000	3.651	07/31/26	436,518
364,000	3.652	07/31/26	359,486
286,000	3.658	07/31/26	282,453
100,000	3.662	07/31/26	98,760
34,000	3.664	07/31/26	33,578
364,000	3.665	07/31/26	359,486
52,000	3.666	07/31/26	51,355
312,000	3.666	07/31/26	308,130
52,000	3.669	07/31/26	51,355
225,000	3.675	07/31/26	222,209
208,000	3.679	07/31/26	205,420
780,000	3.685	07/31/26	770,326
100,000	3.691	07/31/26	100,295
1,196,000	3.697	07/31/26	1,181,167
432,000	3.699	07/31/26	426,642
600,000	3.700	07/31/26	601,770
920,000	3.702	07/31/26	922,713
130,000	3.704	07/31/26	128,388
156,000	3.706	07/31/26	154,065
234,000	3.706	07/31/26	231,098
208,000	3.713	07/31/26	205,420
234,000	3.713	07/31/26	231,098
231,000	3.713	07/31/26	228,135
208,000	3.713	07/31/26	205,420
390,000	3.713	07/31/26	385,163
702,000	3.713	07/31/26	693,294
200,000	3.713	07/31/26	197,520
50,000	3.713	07/31/26	49,380
336,000	3.715	07/31/26	336,991
180,000	3.719	07/31/26	180,531
78,000	3.719	07/31/26	77,033
572,000	3.722	07/31/26	564,906
156,000	3.722	07/31/26	154,065
286,000	3.723	07/31/26	282,453
182,000	3.723	07/31/26	179,743
315,000	3.724	07/31/26	315,929
567,000	3.724	07/31/26	568,672
75,000	3.724	07/31/26	74,070
225,000	3.725	07/31/26	222,209
78,000	3.725	07/31/26	77,033
40,000	3.728	07/31/26	40,118
160,000	3.728	07/31/26	160,472
189,000	3.732	07/31/26	189,557

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$168,000	3.732%	07/31/26	$168,495
182,000	3.732	07/31/26	182,537
60,000	3.738	07/31/26	60,177
312,000	3.739	07/31/26	308,130
806,000	3.739	07/31/26	796,004
60,000	3.739	07/31/26	60,177
130,000	3.742	07/31/26	128,388
312,000	3.742	07/31/26	308,130
624,000	3.744	07/31/26	616,261
148,000	3.745	07/31/26	146,164
240,000	3.746	07/31/26	240,708
104,000	3.747	07/31/26	102,710
297,000	3.748	07/31/26	293,316
620,000	3.749	07/31/26	621,829
240,000	3.749	07/31/26	240,708
1,170,000	3.753	07/31/26	1,155,489
40,234,400	3.753	07/31/26	40,353,060
100,000	3.755	07/31/26	100,295
68,000	3.756	07/31/26	68,201
480,000	3.757	07/31/26	481,416
182,000	3.759	07/31/26	179,743
80,000	3.759	07/31/26	80,236
390,000	3.763	07/31/26	385,163
351,000	3.769	07/31/26	346,647
140,000	3.772	07/31/26	140,413
255,000	3.773	07/31/26	255,752
555,000	3.777	07/31/26	548,117
52,000	3.777	07/31/26	52,153
117,000	3.777	07/31/26	117,345
324,000	3.787	07/31/26	319,982
918,000	3.787	07/31/26	906,615
442,000	3.792	07/31/26	443,304
156,000	3.792	07/31/26	156,460
81,780,700	3.848	07/31/26	80,766,428
2,143,300	3.900	07/31/26	2,116,718
9,792,000	3.900	07/31/26	9,820,879
50,000,000	3.900	07/31/26	50,147,461
50,000,000	3.902	07/31/26	49,379,883
9,284,700	3.902	07/31/26	9,169,548
6,651,000	3.965	07/31/26	6,670,615
36,000	3.567	08/31/26	35,488
576,000	3.567	08/31/26	567,810
72,000	3.570	08/31/26	70,976
266,000	3.574	08/31/26	262,218
114,000	3.574	08/31/26	112,379
108,000	3.574	08/31/26	106,464
198,000	3.574	08/31/26	195,185
36,000	3.575	08/31/26	35,488
871,300	3.579	08/31/26	858,911
1,134,000	3.591	08/31/26	1,117,876
414,000	3.591	08/31/26	408,113
80,000	3.591	08/31/26	78,863
10,182,100	3.595	08/31/26	10,186,475
57,000	3.596	08/31/26	56,190
13,674,500	3.603	08/31/26	13,680,376
9,116,300	3.603	08/31/26	9,120,217
810,000	3.611	08/31/26	798,483
54,000	3.615	08/31/26	53,232
54,000	3.622	08/31/26	53,232

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$450,000	3.623%	08/31/26	$443,602
270,000	3.629	08/31/26	266,161
396,000	3.636	08/31/26	390,369
36,000	3.638	08/31/26	35,488
54,000	3.638	08/31/26	53,232
234,000	3.642	08/31/26	230,673
162,000	3.642	08/31/26	159,697
54,000	3.643	08/31/26	53,232
72,000	3.646	08/31/26	70,976
144,000	3.652	08/31/26	141,953
450,000	3.652	08/31/26	443,602
198,000	3.665	08/31/26	195,185
90,000	3.665	08/31/26	88,720
162,000	3.677	08/31/26	159,697
25,000	3.678	08/31/26	24,645
972,000	3.679	08/31/26	958,179
2,898,000	3.679	08/31/26	2,856,794
1,314,000	3.679	08/31/26	1,295,317
234,000	3.679	08/31/26	230,673
286,000	3.690	08/31/26	281,933
39,000	3.694	08/31/26	38,445
46,487,600	3.718	08/31/26	45,826,604
68,000	3.721	08/31/26	67,033
143,000	3.723	08/31/26	140,967
585,000	3.728	08/31/26	576,682
195,000	3.728	08/31/26	192,227
255,000	3.747	08/31/26	251,374
52,000	3.754	08/31/26	51,261
117,000	3.754	08/31/26	115,336
442,000	3.782	08/31/26	435,715
156,000	3.782	08/31/26	153,782
64,607,000	3.885	08/31/26	63,688,369
204,000	3.553	09/30/26	203,853
48,000	3.555	09/30/26	47,247
88,000	3.555	09/30/26	86,620
56,000	3.556	09/30/26	55,960
896,000	3.556	09/30/26	895,353
56,000	3.557	09/30/26	55,960
168,000	3.560	09/30/26	167,879
392,000	3.560	09/30/26	391,717
54,000	3.562	09/30/26	53,153
126,000	3.562	09/30/26	124,024
16,000	3.563	09/30/26	15,749
256,000	3.564	09/30/26	251,985
32,000	3.566	09/30/26	31,498
87,000	3.566	09/30/26	86,937
168,000	3.567	09/30/26	167,879
308,000	3.567	09/30/26	307,777
20,000	3.572	09/30/26	19,686
84,000	3.574	09/30/26	83,939
40,000	3.575	09/30/26	39,373
112,000	3.578	09/30/26	111,919
33,000	3.578	09/30/26	32,482
48,000	3.580	09/30/26	47,247
120,000	3.580	09/30/26	118,118
504,000	3.580	09/30/26	496,095
184,000	3.580	09/30/26	181,114
112,000	3.581	09/30/26	111,919
84,000	3.581	09/30/26	83,939

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$2,408,000	3.582%	09/30/26	$2,406,260
196,000	3.585	09/30/26	195,858
504,000	3.585	09/30/26	503,636
30,000	3.586	09/30/26	29,529
616,000	3.588	09/30/26	615,555
220,000	3.588	09/30/26	216,550
12,765,600	3.589	09/30/26	12,565,389
420,000	3.590	09/30/26	419,696
168,000	3.590	09/30/26	167,879
84,000	3.591	09/30/26	83,939
450,000	3.594	09/30/26	442,942
70,000	3.597	09/30/26	68,902
180,000	3.597	09/30/26	177,177
1,260,000	3.598	09/30/26	1,259,089
30,000	3.601	09/30/26	29,529
168,000	3.602	09/30/26	167,879
132,000	3.608	09/30/26	131,905
140,000	3.610	09/30/26	139,899
112,000	3.611	09/30/26	111,919
30,000	3.615	09/30/26	29,529
168,000	3.616	09/30/26	167,879
252,000	3.616	09/30/26	251,818
24,000	3.618	09/30/26	23,983
144,000	3.618	09/30/26	143,896
30,000	3.619	09/30/26	29,529
50,000	3.619	09/30/26	49,216
20,000	3.619	09/30/26	19,686
150,000	3.619	09/30/26	147,647
40,000	3.619	09/30/26	39,373
252,000	3.620	09/30/26	251,818
80,000	3.620	09/30/26	78,745
250,000	3.620	09/30/26	246,079
90,000	3.621	09/30/26	88,588
130,000	3.621	09/30/26	127,961
252,000	3.624	09/30/26	251,818
364,000	3.624	09/30/26	363,737
700,000	3.625	09/30/26	699,494
224,000	3.625	09/30/26	223,838
308,000	3.625	09/30/26	307,777
96,000	3.629	09/30/26	95,931
140,000	3.630	09/30/26	139,899
24,000	3.631	09/30/26	23,983
364,000	3.631	09/30/26	363,737
3,556,000	3.631	09/30/26	3,553,430
4,508,000	3.631	09/30/26	4,504,742
90,000	3.633	09/30/26	88,588
110,000	3.636	09/30/26	108,275
168,000	3.637	09/30/26	167,879
130,000	3.640	09/30/26	127,961
1,610,000	3.640	09/30/26	1,584,749
540,000	3.640	09/30/26	531,531
730,000	3.640	09/30/26	718,551
180,000	3.642	09/30/26	179,870
14,000	3.643	09/30/26	13,780
38,000	3.646	09/30/26	37,973
240,000	3.647	09/30/26	236,236
72,000	3.651	09/30/26	71,948
140,000	3.654	09/30/26	139,899
480,000	3.655	09/30/26	479,653

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$96,000	3.656%	09/30/26	$95,931
50,000,000	3.657	09/30/26	49,215,820
1,722,200	3.657	09/30/26	1,695,190
56,000	3.658	09/30/26	55,960
224,000	3.658	09/30/26	223,838
840,000	3.660	09/30/26	839,393
84,000	3.664	09/30/26	83,939
1,288,000	3.667	09/30/26	1,287,069
252,000	3.669	09/30/26	251,818
1,218,000	3.675	09/30/26	1,217,120
132,000	3.680	09/30/26	131,905
84,000	3.680	09/30/26	83,939
2,458,000	3.690	09/30/26	2,456,224
21,150,000	3.693	09/30/26	21,134,716
50,000,000	3.693	09/30/26	49,963,867
261,000	3.693	09/30/26	260,811
252,000	3.693	09/30/26	251,818
232,000	3.693	09/30/26	231,832
84,000	3.694	09/30/26	83,939
336,000	3.700	09/30/26	335,757
140,000	3.703	09/30/26	139,899
336,000	3.704	09/30/26	335,757
868,000	3.704	09/30/26	867,373
112,000	3.724	09/30/26	111,919
196,000	3.724	09/30/26	195,858
672,000	3.729	09/30/26	671,514
90,264,400	3.741	09/30/26	90,199,170
146,950,000	3.573	10/31/26	144,550,581
46,000	3.585	10/31/26	45,249
69,000	3.591	10/31/26	67,873
506,000	3.596	10/31/26	497,738
69,000	3.609	10/31/26	67,873
1,035,000	3.614	10/31/26	1,018,100
414,000	3.614	10/31/26	407,240
161,000	3.614	10/31/26	158,371
115,000	3.622	10/31/26	113,122
92,000	3.626	10/31/26	90,498
575,000	3.635	10/31/26	565,611
184,000	3.635	10/31/26	180,996
69,000	3.635	10/31/26	67,873
5,382,000	3.639	10/31/26	5,294,122
1,242,000	3.639	10/31/26	1,221,720
299,000	3.639	10/31/26	294,118
253,000	3.639	10/31/26	248,869
207,000	3.640	10/31/26	203,620
207,000	3.644	10/31/26	203,620
138,000	3.644	10/31/26	135,747
299,000	3.647	10/31/26	294,118
207,000	3.647	10/31/26	203,620
31,000	3.651	10/31/26	30,494
69,000	3.654	10/31/26	67,873
46,000	3.654	10/31/26	45,249
512,000	3.540	11/15/26	515,590
32,000	3.540	11/15/26	32,224
96,000	3.550	11/15/26	96,673
176,000	3.550	11/15/26	177,234
96,000	3.554	11/15/26	96,673
224,000	3.554	11/15/26	225,571
368,000	3.565	11/15/26	370,580

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$1,008,000	3.565%	11/15/26	$1,015,068
64,000	3.567	11/15/26	64,449
45,000	3.573	11/15/26	45,316
336,000	3.577	11/15/26	338,356
330,000	3.579	11/15/26	332,314
288,000	3.581	11/15/26	290,019
112,000	3.581	11/15/26	112,785
592,000	3.584	11/15/26	596,151
45,000	3.594	11/15/26	45,316
528,000	3.620	11/15/26	531,702
176,000	3.625	11/15/26	177,234
80,000	3.627	11/15/26	80,561
240,000	3.631	11/15/26	241,683
99,072,000	3.638	11/15/26	99,766,665
208,000	3.641	11/15/26	209,458
144,000	3.641	11/15/26	145,010
208,000	3.642	11/15/26	209,458
801,000	3.642	11/15/26	806,616
1,742,000	3.642	11/15/26	1,754,214
864,000	3.642	11/15/26	870,058
60,001,200	3.532	11/30/26	60,295,346
72,000	3.535	11/30/26	72,353
96,000	3.536	11/30/26	96,471
176,000	3.536	11/30/26	176,863
50,000	3.537	11/30/26	50,245
544,000	3.540	11/30/26	546,667
64,000	3.542	11/30/26	64,314
1,008,000	3.544	11/30/26	1,012,942
368,000	3.544	11/30/26	369,804
96,000	3.544	11/30/26	96,471
224,000	3.544	11/30/26	225,098
528,000	3.548	11/30/26	530,588
48,000	3.552	11/30/26	48,235
100,000	3.552	11/30/26	100,490
450,000	3.556	11/30/26	452,206
175,000	3.556	11/30/26	175,858
72,000	3.560	11/30/26	72,353
925,000	3.567	11/30/26	929,535
96,000	3.572	11/30/26	96,471
240,000	3.572	11/30/26	241,177
325,000	3.589	11/30/26	326,593
225,000	3.589	11/30/26	226,103
50,000	3.591	11/30/26	50,245
75,000	3.591	11/30/26	75,368
200,000	3.592	11/30/26	200,980
625,000	3.592	11/30/26	628,064
375,000	3.595	11/30/26	376,838
4,539,000	3.604	11/30/26	4,561,252
1,350,000	3.604	11/30/26	1,356,618
480,000	3.609	11/30/26	482,353
98,036,000	3.634	11/30/26	98,516,606
45,000	3.499	12/31/26	45,267
60,000	3.508	12/31/26	60,356
330,000	3.510	12/31/26	331,959
99,610,000	3.520	12/31/26	100,201,434
63,000	3.522	12/31/26	61,832
45,000	3.528	12/31/26	45,267
462,000	3.529	12/31/26	453,437
63,000	3.538	12/31/26	61,832

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$270,000	3.543%	12/31/26	$271,603
105,000	3.543	12/31/26	105,623
84,000	3.545	12/31/26	82,443
555,000	3.547	12/31/26	558,295
75,000	3.554	12/31/26	75,445
165,000	3.560	12/31/26	165,980
189,000	3.563	12/31/26	185,497
29,000	3.565	12/31/26	28,462
148,345,000	3.569	12/31/26	145,595,402
63,000	3.573	12/31/26	61,832
135,000	3.573	12/31/26	135,802
90,000	3.573	12/31/26	90,534
105,000	3.575	12/31/26	103,054
195,000	3.578	12/31/26	196,158
135,000	3.578	12/31/26	135,802
375,000	3.582	12/31/26	377,227
120,000	3.582	12/31/26	120,713
540,000	3.587	12/31/26	543,206
2,715,000	3.587	12/31/26	2,731,120
45,000	3.588	12/31/26	45,267
30,000	3.588	12/31/26	30,178
63,000	3.485	01/31/27	63,345
462,000	3.507	01/31/27	464,527
63,000	3.519	01/31/27	63,345
84,000	3.537	01/31/27	84,459
105,000	3.557	01/31/27	105,574
29,000	3.558	01/31/27	29,159
63,000	3.559	01/31/27	63,345
149,194,000	3.571	01/31/27	150,009,904
149,076,000	3.577	01/31/27	149,891,259
50,000,000	3.561	02/28/27	50,294,922
149,664,000	3.561	02/28/27	150,546,783

			2,603,984,254

TOTAL U.S. TREASURY NOTES (Cost $2,602,650,020)			2,603,984,254

TOTAL INVESTMENTS - 99.6% (Cost $7,081,237,739)			$7,083,435,023

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			25,166,142

NET ASSETS - 100.0%			$7,108,601,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – 34.0%
U.S. Treasury Notes
$400	1.625	%(a)	05/15/26	$398
8,503,000	1.625	(a)	09/30/26	8,405,548
1,700,000	1.250	(a)	11/30/26	1,671,088
9,838,000	1.500	(a)	01/31/27	9,659,166
1,324,000	4.125	(a)	01/31/27	1,331,073
1,000,000	2.375	(a)	05/15/27	987,029
1,200,000	3.750	(a)	06/30/27	1,204,717
400,000	0.375	(a)	07/31/27	383,247
14,618,000	2.250	(a)	08/15/27	14,374,829
2,462,200	4.250	(a)	01/15/28	2,499,876
40,481,800	0.750	(a)	01/31/28	38,518,835
7,064,000	3.750	(a)	04/15/28	7,116,405
1,061,000	3.875	(a)	07/15/28	1,072,869
3,100,000	2.875	(a)	08/15/28	3,063,243
4,267,000	1.125	(a)	08/31/28	4,038,717
5,491,100	3.750	(a)	12/31/28	5,545,191
2,400,000	2.875	(a)	04/30/29	2,362,104
1,895,100	4.625	(a)	04/30/29	1,963,937
2,554,000	3.250	(a)	06/30/29	2,540,830
21,792,000	4.000	(a)	10/31/29	22,207,768
42,604,000	3.875	(a)	11/30/29	43,237,242
2,471,900	4.000	(a)	02/28/30	2,521,036
3,113,500	3.875	(a)	04/30/30	3,161,781
300,000	3.625	(a)	08/31/30	301,608
3,568,000	0.875	(a)	11/15/30	3,163,407
1,950,000	1.125	(a)	02/15/31	1,740,394
2,668,300	1.625	(a)	05/15/31	2,425,175
26,780,000	1.250	(a)	08/15/31	23,706,081
2,630,000	1.375	(a)	11/15/31	2,328,749
3,517,700	1.875	(a)	02/15/32	3,187,622
13,259,000	2.875	(a)	05/15/32	12,684,162
2,586,800	2.750	(a)	08/15/32	2,448,997
4,700,300	4.125	(a)	11/15/32	4,818,650
956,000	3.500	(a)	02/15/33	942,953
3,340,000	3.375	(a)	05/15/33	3,262,626
2,032,700	3.875	(a)	08/15/33	2,047,719
12,913,800	4.000	(a)	02/15/34	13,085,510
3,040,500	3.875	(a)	08/15/34	3,045,558
529,000	4.250	(a)	11/15/34	543,589
2,245,400	4.625	(a)	02/15/35	2,369,244
2,513,400	4.250	(a)	05/15/35	2,578,393
2,624,900	4.250	(a)	08/15/35	2,690,636

TOTAL U.S. TREASURY NOTES (Cost $261,662,189)				265,238,002

Mortgage-Backed Securities – 23.6%

Federal Home Loan Mortgage Corporation
1,227,654	2.000		04/01/36	1,151,717
1,679,133	2.000		09/01/36	1,572,165
199,059	4.500		07/01/48	199,835
186,611	2.500		11/01/50	165,444
7,960,378	2.000		03/01/51	6,657,238
7,089,021	2.000		05/01/51	5,919,342
2,207,142	2.500		05/01/51	1,926,535
2,387,688	2.000		07/01/51	1,996,538
9,156,994	2.500		08/01/51	8,095,636
2,247,441	3.000		05/01/52	2,038,405

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

Federal Home Loan Mortgage Corporation – (continued)
$829,086	3.500%	05/01/52	$783,809
153,965	4.500	05/01/52	153,152
2,989,228	3.000	08/01/52	2,753,786
1,112,667	4.000	08/01/52	1,082,913
Federal National Mortgage Association
2,950,941	2.000	08/01/36	2,758,454
1,000,000	5.000	TBA-15yr(b)	1,015,156
2,000,000	1.500	TBA-15yr(b)	1,823,750
2,000,000	2.500	TBA-15yr(b)	1,907,187
1,000,000	3.000	TBA-15yr(b)	968,437
2,021,707	3.500	07/01/45	1,954,924
49,956	4.500	06/01/48	49,983
281,601	4.500	07/01/48	283,658
20,483	5.000	12/01/48	20,978
34,753	4.500	01/01/49	34,917
28,103	4.500	08/01/49	28,152
461,068	4.500	08/01/49	463,218
176,004	5.000	12/01/49	179,850
20,258	4.500	01/01/50	20,267
89,466	4.500	03/01/50	89,564
53,385	5.000	04/01/50	55,293
1,230,889	2.500	06/01/50	1,091,282
39,468	4.500	10/01/50	39,466
76,921	4.500	10/01/50	77,177
1,603,083	2.500	11/01/50	1,419,750
1,671,989	2.500	01/01/51	1,469,271
79,165	2.500	02/01/51	70,184
426,265	2.500	03/01/51	377,522
805,669	2.000	04/01/51	673,664
3,513,232	2.000	05/01/51	2,932,997
751,950	2.000	09/01/51	627,884
544,367	2.500	09/01/51	482,139
3,490,677	2.000	10/01/51	2,913,647
2,148,950	2.500	10/01/51	1,903,361
990,423	2.500	11/01/51	875,309
1,265,077	2.500	11/01/51	1,120,448
2,019,572	4.500	10/01/52	2,007,377
650,717	5.000	10/01/52	655,036
780,801	5.000	11/01/52	789,616
1,094,811	3.500	12/01/52	1,035,523
1,031,705	4.000	12/01/52	1,005,112
1,961,003	5.500	01/01/55	1,993,866
1,000,000	7.000	TBA-30yr(b)	1,050,352
5,944,944	5.500	11/01/55	6,091,358
1,000,000	1.500	TBA-30yr(b)	794,062
6,000,000	2.000	TBA-30yr(b)	4,970,625
2,000,000	2.500	TBA-30yr(b)	1,732,500
9,000,000	3.000	TBA-30yr(b)	8,142,187
5,000,000	3.500	TBA-30yr(b)	4,712,500
6,000,000	4.000	TBA-30yr(b)	5,831,250
4,000,000	4.500	TBA-30yr(b)	3,956,875
11,000,000	5.000	TBA-30yr(b)	11,055,000
2,000,000	5.500	TBA-30yr(b)	2,032,187
13,000,000	6.000	TBA-30yr(b)	13,337,187
5,000,000	6.500	TBA-30yr(b)	5,192,969
Government National Mortgage Association
39,802	5.000	12/20/48	40,568
21,342	5.000	05/20/49	21,742

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

Government National Mortgage Association – (continued)
$225,507	3.000%	09/20/49	$207,785
77,675	4.500	03/20/50	78,253
40,795	5.000	05/20/50	42,089
168,917	4.000	09/20/50	165,652
2,630,613	2.000	11/20/50	2,230,678
597,593	3.000	07/20/51	549,125
2,805,522	2.000	09/20/51	2,379,538
4,658,410	2.500	09/20/51	4,115,193
3,872,998	3.000	03/20/52	3,555,678
3,924,721	4.500	09/20/52	3,913,659
1,831,757	4.500	10/20/52	1,830,743
1,455,658	4.000	05/20/53	1,412,560
4,000,000	6.000	TBA-30yr(b)	4,080,625
2,000,000	2.000	TBA-30yr(b)	1,695,000
3,000,000	2.500	TBA-30yr(b)	2,648,437
3,000,000	3.500	TBA-30yr(b)	2,814,844
2,000,000	4.000	TBA-30yr(b)	1,923,750
5,000,000	5.000	TBA-30yr(b)	5,017,969
4,000,000	5.500	TBA-30yr(b)	4,051,875
1,000,000	6.500	TBA-30yr(b)	1,039,531
2,000,000	3.500	TBA-30yr(b)	1,869,062

TOTAL MORTGAGE-BACKED SECURITIES (Cost $180,991,472)			184,294,342

Corporate Obligations – 22.0%

Aerospace & Defense – 0.6%
Boeing Co. (The)
225,000	6.259	05/01/27(c)	230,392
35,000	3.250	02/01/35(c)	31,152
100,000	3.300	03/01/35(c)	87,745
164,000	3.650	03/01/47(c)	122,349
50,000	3.750	02/01/50(c)	36,976
364,000	5.805	05/01/50(c)	364,273
223,000	3.825	03/01/59(c)	157,615
250,000	3.950	08/01/59(c)	180,648
135,000	5.930	05/01/60(c)	134,874
General Dynamics Corp.
209,000	3.625	04/01/30(c)	206,875
205,000	4.250	04/01/40(c)	191,368
L3Harris Technologies, Inc.
250,000	5.050	06/01/29(c)	257,978
100,000	1.800	01/15/31(c)	89,498
Leidos, Inc.
100,000	4.375	05/15/30(c)	100,115
100,000	5.400	03/15/32(c)	104,224
Lockheed Martin Corp.
239,000	5.250	01/15/33(c)	254,341
196,000	5.700	11/15/54(c)	201,890
Northrop Grumman Corp.
300,000	3.250	01/15/28(c)	298,238
175,000	4.750	06/01/43	164,354
208,000	4.950	03/15/53(c)	191,448
100,000	5.200	06/01/54(c)	95,065
RTX Corp.
400,000	6.100	03/15/34(c)	442,697
85,000	4.625	11/16/48(c)	75,688
188,000	6.400	03/15/54(c)	209,600

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Aerospace & Defense – (continued)
Textron, Inc.
$80,000	3.000%	06/01/30(c)	$76,458
100,000	2.450	03/15/31(c)	91,572

			4,397,433

Agriculture – 0.1%
Archer-Daniels-Midland Co.
50,000	5.375	09/15/35	53,182
292,000	4.500	03/15/49(c)	257,060
Bunge Ltd. Finance Corp.
100,000	4.100	01/07/28(c)	100,589
100,000	2.750	05/14/31(c)	93,058
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
160,000	6.375	04/15/66(c)	163,420

			667,309

Banks – 4.0%
American Express Co.
172,000	2.550	03/04/27(c)	170,145
(SOFR + 0.970%)
52,000	5.389	07/28/27(c)(d)	52,298
(SOFR + 1.835%)
188,000	5.043	05/01/34(c)(d)	193,191
(SOFR + 1.790%)
287,000	5.667	04/25/36(c)(d)	304,573
Bank of America Corp.
(SOFR + 0.960%)
57,000	1.734	07/22/27(c)(d)	56,519
(SOFR + 1.340%)
183,000	5.933	09/15/27(c)(d)	185,115
(TSFR3M + 1.774%)
260,000	3.705	04/24/28(c)(d)	259,069
(TSFR3M + 1.302%)
142,000	3.419	12/20/28(c)(d)	140,691
(SOFR + 0.830%)
283,000	4.979	01/24/29(c)(d)	288,663
(SOFR + 1.630%)
340,000	5.202	04/25/29(c)(d)	348,808
(SOFR + 1.000%)
280,000	5.162	01/24/31(c)(d)	290,654
(SOFR + 2.150%)
280,000	2.592	04/29/31(c)(d)	263,109
(SOFR + 1.650%)
272,000	5.468	01/23/35(c)(d)	284,785
(US 5 Year CMT T-Note + 1.200%)
84,000	2.482	09/21/36(c)(d)	74,354
(TSFR3M + 2.076%)
394,000	4.244	04/24/38(c)(d)	371,051
300,000	7.750	05/14/38	367,362
(SOFR + 1.560%)
20,000	2.972	07/21/52(c)(d)	13,271
Bank of America Corp., MTN
(TSFR3M + 1.322%)
80,000	3.559	04/23/27(c)(d)	79,814
75,000	3.248	10/21/27(c)	74,470
(SOFR + 2.040%)
444,000	4.948	07/22/28(c)(d)	449,386

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(TSFR3M + 1.472%)
$292,000	3.974%	02/07/30(c)(d)	$291,891
(TSFR3M + 1.252%)
106,000	2.496	02/13/31(c)(d)	99,353
(SOFR + 1.530%)
40,000	1.898	07/23/31(c)(d)	36,247
(SOFR + 2.160%)
400,000	5.015	07/22/33(c)(d)	411,518
(SOFR + 1.930%)
211,000	2.676	06/19/41(c)(d)	156,994
(TSFR3M + 3.412%)
184,000	4.083	03/20/51(c)(d)	149,411
(SOFR + 1.880%)
60,000	2.831	10/24/51(c)(d)	38,781
Bank of America Corp., Series L
67,000	4.183	11/25/27(c)	67,170
73,000	4.750	04/21/45	67,657
Bank of America Corp., Series N
(SOFR + 1.650%)
42,000	3.483	03/13/52(c)(d)	30,785
Bank of New York Mellon Corp. (The)
(SOFR + 1.026%)
100,000	4.947	04/26/27(c)(d)	100,157
(SOFR + 0.887%)
191,000	4.942	02/11/31(c)(d)	197,173
(SOFR + 1.512%)
100,000	4.706	02/01/34(c)(d)	101,413
Bank of New York Mellon Corp. (The), MTN
14,000	2.800	05/04/26(c)	13,965
228,000	3.400	01/29/28(c)	226,872
16,000	1.800	07/28/31(c)	14,265
Capital One Financial Corp.
170,000	3.750	03/09/27(c)	169,674
10,000	3.800	01/31/28(c)	9,971
50,000	6.700	11/29/32(c)	55,847
(SOFR + 2.440%)
292,000	7.149	10/29/27(c)(d)	298,102
(SOFR + 2.057%)
41,000	4.927	05/10/28(c)(d)	41,417
(SOFR + 1.337%)
95,000	2.359	07/29/32(c)(d)	83,999
(SOFR + 2.600%)
343,000	5.817	02/01/34(c)(d)	361,234
Charles Schwab Corp. (The)
310,000	2.900	03/03/32(c)	286,832
(SOFR + 2.010%)
384,000	6.136	08/24/34(c)(d)	422,305
Citibank NA
1,000,000	4.914	05/29/30(c)	1,033,463
Citigroup, Inc.
(TSFR3M + 1.825%)
1,156,000	3.887	01/10/28(c)(d)	1,155,325
(SOFR + 1.887%)
168,000	4.658	05/24/28(c)(d)	169,444
(SOFR + 1.364%)
390,000	5.174	02/13/30(c)(d)	402,110
(SOFR + 1.422%)
266,000	2.976	11/05/30(c)(d)	254,974

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 2.056%)
$188,000	5.827%	02/13/35(c)(d)	$195,865
(SOFR + 1.447%)
478,000	5.449	06/11/35(c)(d)	499,584
(SOFR + 4.548%)
135,000	5.316	03/26/41(c)(d)	136,762
(SOFR + 1.746%)
80,000	5.612	03/04/56(c)(d)	80,605
Citizens Financial Group, Inc.
15,000	2.850	07/27/26(c)	14,913
196,000	2.500	02/06/30(c)	184,739
Discover Bank
147,000	3.450	07/27/26(c)	146,643
Fifth Third Bancorp
88,000	2.550	05/05/27(c)	86,672
144,000	3.950	03/14/28(c)	144,207
40,000	8.250	03/01/38	49,803
(SOFR + 1.660%)
124,000	4.337	04/25/33(c)(d)	122,730
First Horizon Corp.
(SOFR + 1.766%)
270,000	5.514	03/07/31(c)(d)	280,535
Huntington Bancshares, Inc.
(SOFR + 2.020%)
100,000	6.208	08/21/29(c)(d)	104,911
JPMorgan Chase & Co.
40,000	7.625	10/15/26	40,890
155,000	8.000	04/29/27	162,189
80,000	4.250	10/01/27	80,569
100,000	8.750	09/01/30	118,555
160,000	5.500	10/15/40	170,239
15,000	5.400	01/06/42	15,359
80,000	5.625	08/16/43	83,266
40,000	4.850	02/01/44	38,642
(TSFR3M + 1.599%)
346,000	3.782	02/01/28(c)(d)	345,213
(TSFR3M + 1.642%)
50,000	3.540	05/01/28(c)(d)	49,763
170,000	3.964	11/15/48(c)(d)	138,723
(SOFR + 1.990%)
361,000	4.851	07/25/28(c)(d)	365,161
(SOFR + 0.860%)
100,000	4.505	10/22/28(c)(d)	101,128
(TSFR3M + 1.592%)
40,000	4.452	12/05/29(c)(d)	40,419
(TSFR3M + 1.510%)
128,000	2.739	10/15/30(c)(d)	122,587
407,000	2.525	11/19/41(c)(d)	298,238
(SOFR + 1.040%)
100,000	4.603	10/22/30(c)(d)	101,666
(TSFR3M + 1.105%)
249,000	1.764	11/19/31(c)(d)	223,193
(SOFR + 1.180%)
100,000	2.545	11/08/32(c)(d)	91,211
(SOFR + 1.800%)
224,000	4.586	04/26/33(c)(d)	226,559
(SOFR + 2.080%)
100,000	4.912	07/25/33(c)(d)	102,639

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.810%)
$110,000	6.254%	10/23/34(c)(d)	$121,221
(SOFR + 1.460%)
76,000	5.294	07/22/35(c)(d)	78,844
(TSFR3M + 1.622%)
152,000	3.882	07/24/38(c)(d)	137,804
(TSFR3M + 2.460%)
185,000	3.109	04/22/41(c)(d)	147,054
(SOFR + 1.550%)
133,000	5.534	11/29/45(c)(d)	136,203
(TSFR3M + 1.842%)
67,000	4.260	02/22/48(c)(d)	57,850
(SOFR + 2.440%)
230,000	3.109	04/22/51(c)(d)	158,672
(SOFR + 1.580%)
150,000	3.328	04/22/52(c)(d)	107,400
JPMorgan Chase Financial Co. LLC, MTN
725,000	5.000	08/28/28(c)	725,028
KeyCorp
(SOFRINDX + 2.420%)
290,000	6.401	03/06/35(c)(d)	316,692
M&T Bank Corp.
(SOFR + 1.850%)
100,000	5.053	01/27/34(c)(d)	101,713
Manufacturers & Traders Trust Co.
250,000	4.700	01/27/28(c)	253,764
Morgan Stanley
(SOFR + 0.879%)
50,000	1.593	05/04/27(c)(d)	49,811
(SOFR + 1.555%)
500,000	5.320	07/19/35(c)(d)	518,597
(SOFR + 1.360%)
96,000	2.484	09/16/36(c)(d)	85,256
(SOFR + 1.485%)
30,000	3.217	04/22/42(c)(d)	23,891
Morgan Stanley, GMTN
100,000	4.350	09/08/26	100,134
(TSFR3M + 1.890%)
320,000	4.431	01/23/30(c)(d)	322,970
Morgan Stanley, MTN
(SOFR + 3.120%)
1,954,000	3.622	04/01/31(c)(d)	1,912,264
(SOFR + 1.034%)
50,000	1.794	02/13/32(c)(d)	44,367
(SOFR + 1.870%)
543,000	5.250	04/21/34(c)(d)	562,725
488,000	4.375	01/22/47	425,404
(SOFR + 1.430%)
37,000	2.802	01/25/52(c)(d)	23,964
Morgan Stanley, Series I
(SOFR + 1.074%)
300,000	4.356	10/22/31(c)(d)	300,787
Northern Trust Corp.
50,000	1.950	05/01/30(c)	46,138
(3M USD LIBOR + 1.131%)
100,000	3.375	05/08/32(c)(d)	99,033
PNC Bank NA
250,000	4.050	07/26/28	250,492

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
PNC Financial Services Group, Inc. (The)
$165,000	3.150%	05/19/27(c)	$163,948
(SOFRINDX + 1.730%)
19,000	6.615	10/20/27(c)(d)	19,329
(SOFR + 0.979%)
50,000	2.307	04/23/32(c)(d)	45,610
(SOFRINDX + 2.140%)
100,000	6.037	10/28/33(c)(d)	108,376
(SOFR + 1.933%)
292,000	5.068	01/24/34(c)(d)	301,950
(SOFR + 2.284%)
188,000	6.875	10/20/34(c)(d)	213,860
(SOFR + 1.394%)
15,000	5.575	01/29/36(c)(d)	15,797
Regions Financial Corp.
(SOFR + 2.060%)
125,000	5.502	09/06/35(c)(d)	129,614
Santander Holdings USA, Inc.
80,000	4.400	07/13/27(c)	80,043
(SOFR + 1.249%)
204,000	2.490	01/06/28(c)(d)	201,120
(SOFR + 2.356%)
58,000	6.499	03/09/29(c)(d)	60,384
State Street Corp.
500,000	4.536	02/28/28(c)	508,811
100,000	2.400	01/24/30	94,908
(SOFR + 1.484%)
300,000	5.684	11/21/29(c)(d)	313,203
(SOFR + 1.002%)
100,000	2.623	02/07/33(c)(d)	91,069
(SOFR + 1.490%)
486,000	3.031	11/01/34(c)(d)	463,100
Synchrony Financial
108,000	3.950	12/01/27(c)	107,445
92,000	2.875	10/28/31(c)	83,090
Truist Financial Corp., MTN
(SOFR + 1.620%)
266,000	5.435	01/24/30(c)(d)	275,584
(SOFR + 2.240%)
196,000	4.916	07/28/33(c)(d)	198,752
(SOFR + 1.922%)
188,000	5.711	01/24/35(c)(d)	199,598
U.S. Bancorp
(SOFR + 1.230%)
100,000	4.653	02/01/29(c)(d)	101,345
(US 5 Year CMT T-Note + 0.950%)
100,000	2.491	11/03/36(c)(d)	88,806
U.S. Bancorp, MTN
222,000	3.900	04/26/28(c)	222,928
80,000	3.000	07/30/29(c)	77,687
40,000	1.375	07/22/30(c)	35,818
U.S. Bancorp, Series X
140,000	3.150	04/27/27(c)	139,071
US Bancorp
(SOFR + 2.020%)
100,000	5.775	06/12/29(c)(d)	103,953

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Wells Fargo & Co.
$42,000	3.000%	04/22/26	$41,948
120,000	5.606	01/15/44	119,734
60,000	3.900	05/01/45	49,097
(SOFR + 2.020%)
277,000	5.389	04/24/34(c)(d)	288,909
(SOFR + 1.740%)
289,000	5.605	04/23/36(c)(d)	304,613
(SOFR + 1.340%)
170,000	4.892	09/15/36(c)(d)	170,974
(SOFR + 2.530%)
170,000	3.068	04/30/41(c)(d)	132,747
Wells Fargo & Co., MTN
(SOFR + 1.070%)
170,000	5.707	04/22/28(c)(d)	173,266
(TSFR3M + 1.572%)
50,000	3.584	05/22/28(c)(d)	49,766
(SOFR + 2.100%)
613,000	2.393	06/02/28(c)(d)	600,309
25,000	4.150	01/24/29(c)	25,155
274,000	4.750	12/07/46	243,289
(SOFR + 1.740%)
285,000	5.574	07/25/29(c)(d)	294,871
(TSFR3M + 1.432%)
52,000	2.879	10/30/30(c)(d)	49,731
(TSFR3M + 1.262%)
256,000	2.572	02/11/31(c)(d)	240,682
(TSFR3M + 4.032%)
340,000	4.478	04/04/31(c)(d)	343,534
Wells Fargo Bank NA
300,000	6.600	01/15/38	339,821

			31,001,578

Basic Industry – 0.3%
Air Products and Chemicals, Inc.
150,000	4.600	02/08/29(c)	153,510
Albemarle Corp.
280,000	4.650	06/01/27(c)	281,988
Celanese U.S. Holdings LLC
94,000	7.200	11/15/33(c)	101,403
Dow Chemical Co. (The)
196,000	4.375	11/15/42(c)	155,181
60,000	3.600	11/15/50(c)	39,002
DuPont de Nemours, Inc.
144,000	4.725	11/15/28(c)(e)	146,285
50,000	5.419	11/15/48(c)	48,200
Ecolab, Inc.
120,000	3.250	12/01/27(c)	119,270
200,000	1.300	01/30/31(c)	176,300
FMC Corp.
100,000	3.450	10/01/29(c)	88,177
Huntsman International LLC
50,000	4.500	05/01/29(c)	47,794
Linde, Inc.
61,000	1.100	08/10/30(c)	54,170
LYB International Finance III LLC
40,000	2.250	10/01/30(c)	36,189
271,000	3.625	04/01/51(c)	175,946

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – (continued)
RPM International, Inc.
$150,000	4.250%	01/15/48(c)	$123,684
Sherwin-Williams Co. (The)
188,000	3.450	06/01/27(c)	186,968
250,000	3.300	05/15/50(c)	173,196
Westlake Corp.
175,000	3.125	08/15/51(c)	108,300

			2,215,563

Broadcasting – 0.0%
Discovery Communications LLC
190,000	5.300	05/15/49(c)	120,175

Brokerage – 0.2%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30(c)	125,339
BlackRock Funding, Inc.
228,000	4.600	07/26/27(c)	230,838
Blackrock, Inc.
140,000	4.750	05/25/33(c)	144,476
Cboe Global Markets, Inc.
82,000	3.650	01/12/27(c)	81,897
CME Group, Inc.
100,000	4.150	06/15/48(c)	85,755
Intercontinental Exchange, Inc.
230,000	3.625	09/01/28(c)	228,553
94,000	4.600	03/15/33(c)	95,374
165,000	2.650	09/15/40(c)	123,330
45,000	3.000	09/15/60(c)	26,938
Jefferies Financial Group, Inc.
40,000	4.850	01/15/27	40,311
40,000	4.150	01/23/30	39,663
84,000	6.250	01/15/36	88,144
20,000	6.500	01/20/43	20,876
Raymond James Financial, Inc.
50,000	4.650	04/01/30(c)	51,212

			1,382,706

Building Materials – 0.1%
CRH America Finance, Inc.
360,000	5.500	01/09/35(c)	381,504
Masco Corp.
50,000	1.500	02/15/28(c)	47,632
Owens Corning
50,000	3.500	02/15/30(c)	48,938
Vulcan Materials Co.
50,000	5.350	12/01/34(c)	52,087

			530,161

Capital Goods – 1.1%
3M Co.
50,000	2.375	08/26/29(c)	47,451
Amphenol Corp.
200,000	2.200	09/15/31(c)	180,883
Carlisle Cos., Inc.
100,000	3.750	12/01/27(c)	99,636
Carrier Global Corp.
100,000	3.377	04/05/40(c)	82,404
Caterpillar Financial Services Corp., MTN
50,000	3.600	08/12/27	49,972

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Caterpillar, Inc.
$50,000	3.803%	08/15/42	$42,770
296,000	3.250	04/09/50(c)	215,348
Cintas Corp. No 2
250,000	4.000	05/01/32(c)	248,844
CNH Industrial Capital LLC
50,000	1.450	07/15/26(c)	49,497
Corning, Inc.
67,000	5.350	11/15/48(c)	65,250
45,000	4.375	11/15/57(c)	37,394
Cummins, Inc.
150,000	5.150	02/20/34(c)	156,705
107,000	2.600	09/01/50(c)	66,726
Deere & Co.
200,000	7.125	03/03/31	229,290
70,000	3.900	06/09/42(c)	61,576
150,000	3.750	04/15/50(c)	119,734
Dover Corp.
50,000	6.600	03/15/38	56,997
Eaton Corp.
200,000	4.150	03/15/33(c)	199,874
Flowserve Corp.
140,000	3.500	10/01/30(c)	134,886
GE Capital International Funding Co Unlimited Co.
270,000	4.418	11/15/35	266,212
General Electric Co., MTN
9,000	5.875	01/14/38	9,908
Honeywell International, Inc.
50,000	4.250	01/15/29(c)	50,636
100,000	2.700	08/15/29(c)	96,114
188,000	1.950	06/01/30(c)	173,032
200,000	4.750	02/01/32(c)	205,929
90,000	4.500	01/15/34(c)	90,359
Illinois Tool Works, Inc.
115,000	3.900	09/01/42(c)	99,660
Ingersoll Rand, Inc.
90,000	5.176	06/15/29(c)	93,300
Jabil, Inc.
9,000	4.250	05/15/27(c)	9,022
80,000	3.600	01/15/30(c)	77,822
Jacobs Engineering Group, Inc.
35,000	6.350	08/18/28(c)	36,791
John Deere Capital Corp., MTN
110,000	4.900	06/11/27	111,618
290,000	4.750	01/20/28	296,288
35,000	2.800	07/18/29	33,890
80,000	2.450	01/09/30	76,243
Johnson Controls International PLC
100,000	4.500	02/15/47(c)	87,624
Johnson Controls International PLC / Tyco Fire & Security
Finance SCA
100,000	5.500	04/19/29(c)	104,569
100,000	2.000	09/16/31(c)	89,370
Kennametal, Inc.
50,000	4.625	06/15/28(c)	50,497
Lennox International, Inc.
50,000	5.500	09/15/28(c)	51,685

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Otis Worldwide Corp.
$60,000	2.293%	04/05/27(c)	$58,949
150,000	5.250	08/16/28(c)	154,743
Quanta Services, Inc.
196,000	2.900	10/01/30(c)	185,320
Regal Rexnord Corp.
264,000	6.050	04/15/28(c)	273,520
135,000	6.300	02/15/30(c)	144,029
Republic Services, Inc.
187,000	1.750	02/15/32(c)	163,418
150,000	2.375	03/15/33(c)	132,793
100,000	5.000	04/01/34(c)	103,627
145,000	5.200	11/15/34(c)	151,845
Roper Technologies, Inc.
120,000	4.200	09/15/28(c)	120,108
470,000	1.750	02/15/31(c)	413,251
Teledyne Technologies, Inc.
15,000	2.250	04/01/28(c)	14,516
Timken Co. (The)
100,000	4.125	04/01/32(c)	97,013
Trane Technologies Financing Ltd.
50,000	3.800	03/21/29(c)	50,048
Trane Technologies Holdco, Inc.
100,000	3.750	08/21/28(c)	100,257
Waste Management, Inc.
100,000	3.150	11/15/27(c)	99,139
1,000,000	3.875	01/15/29(c)	1,000,062
100,000	4.100	03/01/45(c)	86,848
135,000	4.150	07/15/49(c)	115,748
50,000	2.500	11/15/50(c)	30,811
Westinghouse Air Brake Technologies Corp.
75,000	3.450	11/15/26(c)	74,718
117,000	4.700	09/15/28(c)	118,781
WRKCo, Inc.
100,000	3.900	06/01/28(c)	99,757
WW Grainger, Inc.
60,000	4.600	06/15/45(c)	55,471
94,000	3.750	05/15/46(c)	76,589
Xylem, Inc.
15,000	3.250	11/01/26(c)	14,935
420,000	1.950	01/30/28(c)	405,616

			8,597,718

Communications – 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
82,000	3.750	02/15/28(c)	81,244
82,000	4.200	03/15/28(c)	81,821
90,000	5.050	03/30/29(c)	91,432
40,000	2.800	04/01/31(c)	36,355
255,000	6.650	02/01/34(c)	270,527
72,000	6.384	10/23/35(c)	75,195
136,000	5.375	04/01/38(c)	126,356
147,000	6.484	10/23/45(c)	140,053
40,000	5.125	07/01/49(c)	31,750
375,000	3.900	06/01/52(c)	246,551
85,000	3.850	04/01/61(c)	51,974
80,000	4.400	12/01/61(c)	53,534

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Comcast Corp.
$275,000	3.150%	02/15/28(c)	$271,790
360,000	4.550	01/15/29(c)	367,443
625,000	1.950	01/15/31(c)	564,633
102,000	4.250	01/15/33	100,936
156,000	5.300	06/01/34(c)	162,878
200,000	6.500	11/15/35	225,313
305,000	3.969	11/01/47(c)	235,138
18,000	4.700	10/15/48(c)	15,396
366,000	2.800	01/15/51(c)	220,092
464,000	2.887	11/01/51(c)	280,678
80,000	5.350	05/15/53(c)	73,523
100,000	5.650	06/01/54(c)	96,143
100,000	6.050	05/15/55(c)	102,443
246,000	2.937	11/01/56(c)	143,265
100,000	2.650	08/15/62(c)	52,186
70,000	2.987	11/01/63(c)	39,048
Time Warner Cable Enterprises LLC
94,000	8.375	07/15/33	110,337
Time Warner Cable LLC
57,000	6.750	06/15/39	58,760
15,000	5.875	11/15/40(c)	14,109
57,000	5.500	09/01/41(c)	50,894
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	13,722
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	12,809
TWDC Enterprises 18 Corp., MTN
228,000	2.950	06/15/27	226,081
Walt Disney Co. (The)
226,000	2.200	01/13/28	220,778
497,000	2.000	09/01/29(c)	468,484
80,000	3.800	03/22/30	79,958
90,000	3.500	05/13/40(c)	76,229
15,000	4.750	09/15/44(c)	13,950
50,000	3.600	01/13/51(c)	37,519

			5,621,327

Consumer Cyclical – 1.8%
Amazon.com, Inc.
106,000	3.300	04/13/27(c)	105,674
228,000	3.150	08/22/27(c)	226,439
375,000	1.500	06/03/30(c)	340,193
42,000	2.100	05/12/31(c)	38,214
100,000	4.350	03/20/33(c)	100,897
196,000	3.875	08/22/37(c)	181,304
130,000	4.950	12/05/44(c)	126,487
519,000	2.500	06/03/50(c)	313,228
196,000	3.950	04/13/52(c)	155,405
150,000	2.700	06/03/60(c)	85,324
195,000	3.250	05/12/61(c)	125,669
American Honda Finance Corp.
826,000	4.550	03/03/28	836,610
100,000	4.600	04/17/30	101,833
American Honda Finance Corp., GMTN
112,000	5.125	07/07/28	115,054
Aptiv Swiss Holdings Ltd.
100,000	5.400	03/15/49(c)	93,801

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
AutoZone, Inc.
$34,000	4.000%	04/15/30(c)	$33,857
Best Buy Co., Inc.
190,000	4.450	10/01/28(c)	192,017
Costco Wholesale Corp.
40,000	3.000	05/18/27(c)	39,738
8,000	1.750	04/20/32(c)	7,038
Dollar General Corp.
360,000	5.450	07/05/33(c)	378,284
DR Horton, Inc.
94,000	1.400	10/15/27(c)	90,350
eBay, Inc.
84,000	6.300	11/22/32(c)	92,325
325,000	3.650	05/10/51(c)	240,729
Expedia Group, Inc.
158,000	3.800	02/15/28(c)	157,289
Ford Motor Co.
18,000	3.250	02/12/32(c)	16,261
Ford Motor Credit Co. LLC
290,000	6.798	11/07/28(c)	305,388
217,000	5.875	11/07/29(c)	224,111
200,000	6.054	11/05/31(c)	208,084
250,000	7.122	11/07/33(c)	272,650
General Motors Co.
47,000	6.800	10/01/27(c)	48,787
80,000	5.600	10/15/32(c)	84,287
57,000	6.600	04/01/36(c)	62,482
120,000	5.400	04/01/48(c)	110,570
General Motors Financial Co., Inc.
114,000	5.000	04/09/27(c)	115,220
140,000	5.400	05/08/27	142,288
21,000	2.400	04/10/28(c)	20,339
100,000	2.400	10/15/28(c)	95,992
122,000	2.700	06/10/31(c)	112,306
18,000	5.600	06/18/31(c)	18,936
109,000	5.450	09/06/34(c)	111,775
196,000	5.900	01/07/35(c)	206,334
Home Depot, Inc. (The)
234,000	2.800	09/14/27(c)	231,336
100,000	0.900	03/15/28(c)	94,703
100,000	1.375	03/15/31(c)	88,136
5,000	4.500	09/15/32(c)	5,099
200,000	3.300	04/15/40(c)	166,000
90,000	4.500	12/06/48(c)	78,776
63,000	3.125	12/15/49(c)	43,537
292,000	3.625	04/15/52(c)	218,238
Hyatt Hotels Corp.
500,000	5.750	04/23/30(c)	524,899
Lennar Corp.
106,000	4.750	11/29/27(c)	106,926
Lowe’s Cos., Inc.
40,000	3.350	04/01/27(c)	39,780
92,000	2.625	04/01/31(c)	85,413
175,000	5.150	07/01/33(c)	182,061
200,000	3.000	10/15/50(c)	130,142
140,000	5.625	04/15/53(c)	137,972
100,000	4.450	04/01/62(c)	79,590

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Marriott International, Inc., Series FF
$196,000	4.625%	06/15/30(c)	$199,693
Mastercard, Inc.
15,000	3.300	03/26/27(c)	14,942
94,000	3.950	02/26/48(c)	76,597
McDonald’s Corp., MTN
150,000	3.500	03/01/27(c)	149,661
172,000	3.500	07/01/27(c)	171,311
45,000	4.700	12/09/35(c)	45,451
200,000	6.300	03/01/38	224,540
24,000	4.875	12/09/45(c)	22,327
30,000	4.450	09/01/48(c)	26,114
18,000	5.150	09/09/52(c)	17,003
NIKE, Inc.
50,000	3.875	11/01/45(c)	41,103
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30(c)	80,280
PulteGroup, Inc.
88,000	6.375	05/15/33	98,403
Royal Caribbean Cruises Ltd.
312,000	3.700	03/15/28(c)	309,961
Sekisui House US, Inc.
76,000	2.500	01/15/31(c)	68,508
40,000	6.000	01/15/43(c)	38,326
190,000	3.966	08/06/61(c)	130,250
Starbucks Corp.
150,000	4.850	02/08/27(c)	151,313
30,000	3.750	12/01/47(c)	23,173
246,000	3.350	03/12/50(c)	172,835
Tapestry, Inc.
33,000	4.125	07/15/27(c)	33,029
Target Corp.
12,000	4.500	09/15/32(c)	12,266
100,000	3.900	11/15/47(c)	80,551
292,000	4.800	01/15/53(c)	266,064
Toll Brothers Finance Corp.
1,000,000	4.875	03/15/27(c)	1,004,133
Toyota Motor Credit Corp.
292,000	5.200	05/15/26	292,858
40,000	3.650	01/08/29	39,959
90,000	5.550	11/20/30	95,892
10,000	5.100	03/21/31	10,456
100,000	1.900	09/12/31	89,256
Toyota Motor Credit Corp., MTN
50,000	3.200	01/11/27	49,798
94,000	1.150	08/13/27	90,819
80,000	3.375	04/01/30	78,194
Visa, Inc.
40,000	1.900	04/15/27(c)	39,237
77,000	0.750	08/15/27(c)	73,929
201,000	2.750	09/15/27(c)	198,306
50,000	1.100	02/15/31(c)	43,935
Walmart, Inc.
100,000	7.550	02/15/30	114,284
122,000	1.800	09/22/31(c)	110,150
70,000	4.150	09/09/32(c)	70,982
100,000	5.250	09/01/35	106,765
530,000	2.650	09/22/51(c)	339,488

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$60,000	4.500%	04/15/53(c)	$53,557

			13,901,876

Consumer Noncyclical – 2.1%
Abbott Laboratories
755,000	4.750	11/30/36(c)	762,559
70,000	6.150	11/30/37	78,924
129,000	6.000	04/01/39	142,928
40,000	4.750	04/15/43(c)	38,132
AbbVie, Inc.
14,000	2.950	11/21/26(c)	13,915
192,000	4.800	03/15/27(c)	193,762
290,000	4.050	11/21/39(c)	261,973
94,000	4.625	10/01/42(c)	86,120
188,000	4.400	11/06/42	169,950
354,000	4.700	05/14/45(c)	325,330
135,000	4.450	05/14/46(c)	118,843
150,000	4.250	11/21/49(c)	126,552
Agilent Technologies, Inc.
100,000	2.750	09/15/29(c)	95,725
Altria Group, Inc.
115,000	3.400	05/06/30(c)	112,159
48,000	5.800	02/14/39(c)	50,132
40,000	4.500	05/02/43	34,639
40,000	5.375	01/31/44	39,266
75,000	3.875	09/16/46(c)	57,726
92,000	5.950	02/14/49(c)	93,237
55,000	4.450	05/06/50(c)	44,658
Amgen, Inc.
292,000	5.150	03/02/28(c)	298,911
292,000	5.250	03/02/30(c)	304,817
200,000	5.250	03/02/33(c)	208,968
239,000	3.375	02/21/50(c)	174,597
237,000	5.750	03/02/63(c)	235,922
Baxter International, Inc.
300,000	2.272	12/01/28(c)	283,988
Becton Dickinson & Co.
200,000	5.110	02/08/34(c)	206,528
Biogen, Inc.
292,000	2.250	05/01/30(c)	270,650
Bristol-Myers Squibb Co.
486,000	1.450	11/13/30(c)	434,107
100,000	5.100	02/22/31(c)	104,527
160,000	4.125	06/15/39(c)	146,731
82,000	3.550	03/15/42(c)	67,546
155,000	3.700	03/15/52(c)	115,349
110,000	3.900	03/15/62(c)	81,382
Cardinal Health, Inc.
244,000	4.700	11/15/26	245,520
188,000	3.410	06/15/27(c)	186,981
Centene Corp.
338,000	4.250	12/15/27(c)	337,101
135,000	4.625	12/15/29(c)	132,077
Elevance Health, Inc.
290,000	5.500	10/15/32(c)	305,934
30,000	5.200	02/15/35(c)	30,913
50,000	5.000	01/15/36(c)	50,180
50,000	6.100	10/15/52(c)	51,967

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Elevance Health, Inc. – (continued)
$62,000	5.700%	02/15/55(c)	$60,778
Eli Lilly & Co.
100,000	4.500	02/09/27(c)	100,693
15,000	3.100	05/15/27(c)	14,895
102,000	3.375	03/15/29(c)	100,964
125,000	4.250	03/15/31(c)	126,848
400,000	4.700	02/09/34(c)	409,873
44,000	3.950	03/15/49(c)	36,018
85,000	5.600	02/12/65(c)	85,999
20,000	5.650	10/15/65(c)	20,227
Equifax, Inc.
40,000	3.250	06/01/26(c)	39,871
42,000	2.350	09/15/31(c)	37,585
Gilead Sciences, Inc.
200,000	5.250	10/15/33(c)	211,049
100,000	5.550	10/15/53(c)	100,268
160,000	5.500	11/15/54(c)	158,840
GlaxoSmithKline Capital, Inc.
300,000	3.875	05/15/28	301,246
84,000	6.375	05/15/38	95,699
Johnson & Johnson
50,000	6.950	09/01/29	55,419
100,000	4.900	06/01/31(c)	104,934
300,000	5.000	03/01/35(c)	315,704
335,000	3.550	03/01/36(c)	311,481
96,000	3.400	01/15/38(c)	85,403
374,000	2.100	09/01/40(c)	269,519
340,000	4.500	09/01/40	332,559
50,000	3.750	03/03/47(c)	40,815
Johnson & Johnson
100,000	1.300	09/01/30(c)	90,361
Kroger Co. (The)
25,000	3.875	10/15/46(c)	19,763
196,000	5.500	09/15/54(c)	188,974
77,000	5.650	09/15/64(c)	74,446
Laboratory Corp. of America Holdings
100,000	4.550	04/01/32(c)	100,764
Medtronic, Inc.
300,000	4.375	03/15/35	295,734
80,000	4.625	03/15/45	74,289
Merck & Co., Inc.
450,000	4.050	05/17/28(c)	453,129
159,000	2.350	06/24/40(c)	116,808
196,000	5.000	05/17/53(c)	182,760
Mylan, Inc.
92,000	5.400	11/29/43(c)	80,884
77,000	5.200	04/15/48(c)	64,159
Novartis Capital Corp.
94,000	2.000	02/14/27(c)	92,549
50,000	4.000	11/20/45(c)	42,644
Pfizer Investment Enterprises Pte Ltd.
223,000	4.750	05/19/33(c)	227,327
196,000	5.300	05/19/53(c)	187,136
100,000	5.340	05/19/63(c)	94,046
Pfizer, Inc.
100,000	1.700	05/28/30(c)	91,384
486,000	1.750	08/18/31(c)	433,435

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Pfizer, Inc. – (continued)
$100,000	7.200%	03/15/39	$122,302
101,000	4.400	05/15/44	91,829
45,000	4.000	03/15/49(c)	36,674
Pharmacia LLC
100,000	6.600	12/01/28	106,985
Philip Morris International, Inc.
200,000	4.750	11/01/31(c)	205,549
250,000	5.375	02/15/33(c)	263,562
Regeneron Pharmaceuticals, Inc.
428,000	1.750	09/15/30(c)	385,499
Revvity, Inc.
100,000	1.900	09/15/28(c)	94,782
50,000	2.550	03/15/31(c)	45,776
Royalty Pharma PLC
100,000	2.200	09/02/30(c)	91,671
Stryker Corp.
130,000	4.625	09/11/34(c)	130,756
Thermo Fisher Scientific, Inc.
292,000	5.086	08/10/33(c)	305,052
150,000	4.100	08/15/47(c)	126,916
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46(c)	63,605
Viatris, Inc.
92,000	2.700	06/22/30(c)	84,854
115,000	4.000	06/22/50(c)	78,899
Wyeth LLC
102,000	6.500	02/01/34	115,401
Zimmer Biomet Holdings, Inc.
50,000	5.200	09/15/34(c)	51,355
100,000	4.450	08/15/45(c)	89,753
Zoetis, Inc.
239,000	2.000	05/15/30(c)	220,466

			16,160,191

Consumer Products – 0.3%
Church & Dwight Co., Inc.
50,000	2.300	12/15/31(c)	45,367
Clorox Co. (The)
15,000	4.600	05/01/32(c)	15,229
Colgate-Palmolive Co.
150,000	3.100	08/15/27(c)	149,046
Estee Lauder Cos., Inc. (The)
50,000	1.950	03/15/31(c)	45,088
340,000	5.150	05/15/53(c)	318,692
Haleon US Capital LLC
250,000	4.000	03/24/52(c)	201,528
Hasbro, Inc.
100,000	5.100	05/15/44(c)	92,083
Kenvue, Inc.
292,000	5.050	03/22/53(c)	272,826
Kimberly-Clark Corp.
125,000	6.625	08/01/37	145,189
Procter & Gamble Co. (The)
40,000	1.000	04/23/26	39,839
94,000	2.450	11/03/26	93,199
15,000	2.850	08/11/27	14,857
100,000	1.950	04/23/31	91,368
200,000	4.550	01/29/34	205,127

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Products – (continued)
Procter & Gamble Co. (The) – (continued)
$100,000	5.550%	03/05/37	$109,613
110,000	3.600	03/25/50	86,482
Whirlpool Corp.
100,000	2.400	05/15/31(c)	83,686

			2,009,219

Distributors – 0.0%
PACCAR Financial Corp., MTN
50,000	5.000	03/22/34	52,003

Electric – 2.5%
AEP Transmission Co. LLC
184,000	5.400	03/15/53(c)	180,258
AES Corp. (The)
50,000	5.450	06/01/28(c)	51,165
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30(c)	13,418
Alabama Power Co., Series A
94,000	4.300	07/15/48(c)	79,248
Ameren Illinois Co.
126,000	4.950	06/01/33(c)	130,035
114,000	5.900	12/01/52(c)	121,033
American Electric Power Co., Inc.
226,000	5.625	03/01/33(c)	240,183
(US 5 Year CMT T-Note + 2.750%)
200,000	7.050	12/15/54(c)(d)	211,165
American Electric Power Co., Inc., Series D
(US 5 Year CMT T-Note + 1.940%)
86,000	6.050	03/15/56(c)(d)	86,517
Arizona Public Service Co.
300,000	2.600	08/15/29(c)	286,354
50,000	3.500	12/01/49(c)	35,885
Atmos Energy Corp.
300,000	2.625	09/15/29(c)	288,150
200,000	5.900	11/15/33(c)	218,522
80,000	2.850	02/15/52(c)	51,755
80,000	5.750	10/15/52(c)	82,463
Berkshire Hathaway Energy Co.
188,000	2.850	05/15/51(c)	118,463
170,000	4.600	05/01/53(c)	144,295
Black Hills Corp.
20,000	2.500	06/15/30(c)	18,682
CenterPoint Energy Resources Corp.
392,000	5.250	03/01/28(c)	402,436
CenterPoint Energy, Inc.
(US 5 Year CMT T-Note + 2.586%)
200,000	6.700	05/15/55(c)(d)	206,178
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29(c)	76,153
Cleco Power LLC
15,000	6.000	12/01/40	16,048
Commonwealth Edison Co.
386,000	5.900	03/15/36	421,294
196,000	4.600	08/15/43(c)	177,915
100,000	4.000	03/01/49(c)	80,393

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Connecticut Light and Power Co. (The)
$100,000	4.650%	01/01/29(c)	$102,414
Consolidated Edison Co. of New York, Inc.
150,000	5.750	11/15/55(c)	153,086
Constellation Energy Generation LLC
150,000	6.125	01/15/34(c)	164,239
Consumers Energy Co.
250,000	4.625	05/15/33(c)	254,444
Dominion Energy South Carolina, Inc., Series A
150,000	2.300	12/01/31(c)	135,998
Dominion Energy, Inc.
80,000	4.250	06/01/28(c)	80,632
200,000	5.000	06/15/30(c)	206,424
Dominion Energy, Inc., Series C
296,000	3.375	04/01/30(c)	288,599
DTE Electric Co.
150,000	3.950	06/15/42(c)	125,570
15,000	3.700	03/15/45(c)	11,990
DTE Electric Co., Series A
100,000	1.900	04/01/28(c)	96,470
40,000	4.000	04/01/43(c)	34,197
Duke Energy Carolinas LLC
112,000	3.700	12/01/47(c)	86,517
Duke Energy Corp.
102,000	2.550	06/15/31(c)	94,027
200,000	3.750	09/01/46(c)	154,019
Duke Energy Florida LLC
25,000	3.400	10/01/46(c)	18,859
Duke Energy Indiana LLC
50,000	6.350	08/15/38	55,803
40,000	6.450	04/01/39	44,706
122,000	2.750	04/01/50(c)	77,255
Duke Energy Progress LLC
60,000	3.700	09/01/28(c)	59,948
100,000	3.450	03/15/29(c)	98,831
196,000	6.300	04/01/38	216,467
15,000	4.100	05/15/42(c)	13,046
100,000	5.350	03/15/53(c)	97,079
Edison International
284,000	4.125	03/15/28(c)	282,834
Entergy Arkansas LLC
100,000	4.950	12/15/44(c)	95,233
Entergy Corp.
50,000	2.800	06/15/30(c)	47,400
Entergy Louisiana LLC
100,000	3.120	09/01/27(c)	99,124
194,000	4.200	04/01/50(c)	157,186
150,000	5.700	03/15/54(c)	151,128
Entergy Texas, Inc.
160,000	5.150	06/01/45(c)	156,493
Evergy Kansas Central, Inc.
100,000	3.250	09/01/49(c)	69,825
Evergy Metro, Inc., Series 2020
70,000	2.250	06/01/30(c)	65,265
Eversource Energy
200,000	5.450	03/01/28(c)	205,150
Eversource Energy, Series M
150,000	3.300	01/15/28(c)	148,127

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Exelon Corp.
$240,000	5.300%	03/15/33(c)	$252,053
70,000	5.450	03/15/34(c)	73,422
100,000	4.950	06/15/35(c)	100,444
135,000	4.450	04/15/46(c)	115,274
Florida Power & Light Co.
50,000	5.625	04/01/34	53,963
133,000	5.000	08/01/34(c)	137,678
486,000	5.650	02/01/37	526,898
50,000	5.125	06/01/41(c)	50,549
Georgia Power Co., Series B
168,000	2.650	09/15/29(c)	161,448
15,000	3.700	01/30/50(c)	11,481
Government National Mortgage Association
200,000	5.500	03/15/34(c)	212,349
94,000	5.700	05/15/54(c)	95,624
Idaho Power Co., MTN
50,000	3.650	03/01/45(c)	39,545
Louisville Gas and Electric Co.
50,000	4.375	10/01/45(c)	43,599
National Grid USA
100,000	8.000	11/15/30	115,199
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30(c)	37,697
National Rural Utilities Cooperative Finance Corp., MTN
100,000	5.050	09/15/28(c)	102,821
Nevada Power Co.
50,000	5.450	05/15/41(c)	51,365
NextEra Energy Capital Holdings, Inc.
165,000	5.900	03/15/55(c)	169,125
NiSource, Inc.
184,000	5.250	03/30/28(c)	188,879
(US 5 Year CMT T-Note + 2.451%)
200,000	6.950	11/30/54(c)(d)	209,412
Northern States Power Co.
172,000	4.500	06/01/52(c)	148,220
20,000	5.400	03/15/54(c)	19,755
NSTAR Electric Co.
115,000	3.200	05/15/27(c)	114,289
100,000	3.950	04/01/30(c)	99,642
100,000	4.400	03/01/44(c)	88,086
Ohio Edison Co.
130,000	6.875	07/15/36	150,510
Ohio Power Co.
196,000	4.150	04/01/48(c)	160,534
Oklahoma Gas and Electric Co.
50,000	4.000	12/15/44(c)	41,513
Oncor Electric Delivery Co. LLC
100,000	7.000	05/01/32	113,816
150,000	3.800	09/30/47(c)	117,913
244,000	3.100	09/15/49(c)	164,802
Pacific Gas and Electric Co.
500,000	5.450	06/15/27(c)	508,195
200,000	2.100	08/01/27(c)	194,915
204,000	4.300	03/15/45(c)	165,954
150,000	4.000	12/01/46(c)	115,529
50,000	5.250	03/01/52(c)	44,414

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Pacific Gas and Electric Co. – (continued)
	$213,000	6.750%	01/15/53(c)	$230,304
PacifiCorp
	100,000	5.100	02/15/29(c)	102,816
	200,000	5.300	02/15/31(c)	208,258
	196,000	5.750	04/01/37	200,717
	198,000	5.500	05/15/54(c)	182,155
(US 5 Year CMT T-Note + 3.319%)
	200,000	7.375	09/15/55(c)(d)	203,203
PECO Energy Co.
	100,000	4.800	10/15/43(c)	92,414
	125,000	3.900	03/01/48(c)	99,850
	214,000	3.050	03/15/51(c)	142,792
Piedmont Natural Gas Co., Inc.
	200,000	4.650	08/01/43(c)	180,643
Potomac Electric Power Co.
	150,000	4.150	03/15/43(c)	129,603
PPL Capital Funding, Inc.
	150,000	5.250	09/01/34(c)	154,775
Public Service Co. of Colorado
	30,000	5.350	05/15/34(c)	31,359
Public Service Co. of New Hampshire, Series V
	100,000	2.200	06/15/31(c)	91,071
Public Service Electric and Gas Co., MTN
	42,000	1.900	08/15/31(c)	37,694
	232,000	3.800	03/01/46(c)	186,061
	70,000	3.600	12/01/47(c)	53,709
	80,000	3.000	03/01/51(c)	53,191
Public Service Electric and Gas Co., Series K
	50,000	4.050	05/01/45(c)	41,280
Public Service Enterprise Group, Inc.
	40,000	2.450	11/15/31(c)	36,353
Puget Energy, Inc.
	100,000	4.224	03/15/32(c)	97,880
Puget Sound Energy, Inc.
	50,000	4.434	11/15/41(c)	45,177
	173,000	4.223	06/15/48(c)	144,605
Sempra
	200,000	3.700	04/01/29(c)	198,218
	110,000	3.800	02/01/38(c)	96,288
	92,000	4.000	02/01/48(c)	71,906
(US 5 Year CMT T-Note + 2.632%)
	230,000	6.400	10/01/54(c)(d)	234,313
(US 5 Year CMT T-Note + 2.789%)
	280,000	6.875	10/01/54(c)(d)	288,613
Southern California Edison Co.
	40,000	2.850	08/01/29(c)	38,342
	96,000	5.250	03/15/30(c)	99,225
	196,000	5.700	03/01/53(c)	186,938
Southern California Edison Co., Series 08-A
	114,000	5.950	02/01/38	119,474
Southern California Edison Co., Series A
	100,000	4.200	03/01/29(c)	100,192
Southern California Edison Co., Series C
	100,000	4.125	03/01/48(c)	78,509

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Southern California Gas Co.
$100,000	2.950%	04/15/27(c)	$99,087
Southern Co. (The)
110,000	5.113	08/01/27	111,950
190,000	4.400	07/01/46(c)	162,203
Southern Co. (The), Series 21-A
(US 5 Year CMT T-Note + 2.915%)
79,000	3.750	09/15/51(c)(d)	78,319
Southern Co. Gas Capital Corp.
100,000	6.000	10/01/34	108,087
200,000	5.875	03/15/41(c)	210,595
15,000	3.950	10/01/46(c)	11,983
94,000	4.400	05/30/47(c)	80,039
Tucson Electric Power Co.
118,000	4.850	12/01/48(c)	108,344
Virginia Electric and Power Co., Series A
100,000	3.500	03/15/27(c)	99,667
Virginia Electric and Power Co., Series B
100,000	6.000	01/15/36	108,506
Virginia Electric and Power Co., Series C
140,000	4.000	11/15/46(c)	113,619
Wisconsin Electric Power Co.
100,000	5.700	12/01/36	107,925
50,000	3.650	12/15/42(c)	40,835
Wisconsin Power and Light Co.
100,000	3.000	07/01/29(c)	97,451
50,000	4.100	10/15/44(c)	41,827
Xcel Energy, Inc.
390,000	1.750	03/15/27(c)	381,617

200,000	5.500	03/15/34(c)	209,078

			19,312,365

Electrical – 0.0%
Emerson Electric Co.
45,000	1.950	10/15/30(c)	41,214
100,000	2.200	12/21/31(c)	91,039
15,000	6.000	08/15/32	16,545
100,000	5.250	11/15/39	103,797
Fortive Corp.
15,000	4.300	06/15/46(c)	12,639
Hubbell, Inc.
50,000	3.150	08/15/27(c)	49,411

			314,645

Energy – 1.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000	4.080	12/15/47(c)	56,059
Boardwalk Pipelines LP
100,000	4.800	05/03/29(c)	101,754
BP Capital Markets America, Inc.
150,000	4.234	11/06/28(c)	151,554
196,000	4.699	04/10/29(c)	200,929
200,000	2.772	11/10/50(c)	127,726
BP Capital Markets PLC
374,000	3.279	09/19/27(c)	372,113
Cheniere Corpus Christi Holdings LLC
40,000	5.125	06/30/27(c)	40,444
112,000	2.742	12/31/39(c)	97,831

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Cheniere Energy Partners LP
$143,000	4.500%	10/01/29(c)	$143,599
Cheniere Energy, Inc.
292,000	4.625	10/15/28(c)	292,268
Chevron USA, Inc.
150,000	4.405	02/26/27	151,163
100,000	4.819	04/15/32(c)	103,941
188,000	2.343	08/12/50(c)	112,972
ConocoPhillips Co.
180,000	3.758	03/15/42(c)	150,465
100,000	5.300	05/15/53(c)	95,132
Diamondback Energy, Inc.
211,000	5.400	04/18/34(c)	219,722
221,000	5.900	04/18/64(c)	217,752
Energy Transfer LP
25,000	5.500	06/01/27(c)	25,369
100,000	8.250	11/15/29(c)	113,457
77,000	3.750	05/15/30(c)	75,650
155,000	6.550	12/01/33(c)	171,641
50,000	6.850	02/15/40	54,564
14,000	6.050	06/01/41(c)	14,493
13,000	6.500	02/01/42(c)	13,963
75,000	6.125	12/15/45(c)	76,021
42,000	5.300	04/15/47(c)	38,502
55,000	6.250	04/15/49(c)	55,767
51,000	5.000	05/15/50(c)	43,876
108,000	5.950	05/15/54(c)	104,202
(US 5 Year CMT T-Note + 4.020%)
200,000	8.000	05/15/54(c)(d)	214,737
Enterprise Products Operating LLC
100,000	2.800	01/31/30(c)	95,772
150,000	4.850	08/15/42(c)	142,275
55,000	4.800	02/01/49(c)	49,657
60,000	4.200	01/31/50(c)	49,680
15,000	3.950	01/31/60(c)	11,207
(TSFR3M + 2.832%)
190,000	5.375	02/15/78(c)(d)	189,849
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	92,100
EOG Resources, Inc.
60,000	3.900	04/01/35(c)	56,815
EQT Corp.
90,000	7.000	02/01/30(c)	98,649
Exxon Mobil Corp.
188,000	4.227	03/19/40(c)	175,670
50,000	4.327	03/19/50(c)	42,814
Halliburton Co.
200,000	4.850	11/15/35(c)	200,307
100,000	4.500	11/15/41(c)	91,301
50,000	5.000	11/15/45(c)	46,049
Hess Corp.
62,000	4.300	04/01/27(c)	62,260
55,000	6.000	01/15/40	60,296
75,000	5.600	02/15/41	78,935
42,000	5.800	04/01/47(c)	44,026
Kinder Morgan Energy Partners LP
118,000	7.300	08/15/33	138,116

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Kinder Morgan Energy Partners LP – (continued)
$130,000	6.500%	09/01/39	$144,520
Kinder Morgan, Inc.
56,000	2.000	02/15/31(c)	50,769
279,000	5.200	03/01/48(c)	262,011
Marathon Petroleum Corp.
264,000	6.500	03/01/41(c)	291,821
50,000	5.850	12/15/45(c)	50,475
MPLX LP
4,000	1.750	03/01/26(c)	4,000
104,000	2.650	08/15/30(c)	97,434
15,000	4.700	04/15/48(c)	12,645
85,000	5.500	02/15/49(c)	79,893
282,000	4.950	03/14/52(c)	242,452
NOV, Inc.
15,000	3.950	12/01/42(c)	12,117
Occidental Petroleum Corp.
132,000	6.625	09/01/30(c)	143,220
50,000	6.450	09/15/36	54,563
99,000	–	10/10/36(f)(g)	60,761
ONEOK Partners LP
15,000	6.650	10/01/36	16,653
ONEOK, Inc.
100,000	3.400	09/01/29(c)	97,941
292,000	3.100	03/15/30(c)	280,056
25,000	6.350	01/15/31(c)	27,074
296,000	6.050	09/01/33(c)	318,145
90,000	4.200	10/03/47(c)	71,306
98,000	5.200	07/15/48(c)	89,250
105,000	6.625	09/01/53(c)	111,045
60,000	5.850	11/01/64(c)	57,112
Ovintiv, Inc.
100,000	5.650	05/15/28(c)	103,510
195,000	6.625	08/15/37	213,278
Patterson-UTI Energy, Inc.
100,000	3.950	02/01/28(c)	99,573
Phillips 66 Co.
76,000	3.550	10/01/26(c)	75,800
292,000	3.750	03/01/28(c)	291,126
89,000	5.300	06/30/33(c)	92,866
Pioneer Natural Resources Co.
250,000	2.150	01/15/31(c)	229,690
Plains All American Pipeline LP / PAA Finance Corp.
40,000	4.500	12/15/26(c)	40,151
92,000	3.550	12/15/29(c)	90,266
35,000	6.700	05/15/36	38,548
40,000	6.650	01/15/37	44,261
15,000	4.700	06/15/44(c)	13,131
Sabine Pass Liquefaction LLC
162,000	4.200	03/15/28(c)	162,679
15,000	4.500	05/15/30(c)	15,214
Shell Finance U.S., Inc.
250,000	4.125	05/11/35	244,311
179,000	6.375	12/15/38(e)	202,925
172,000	5.500	03/25/40(e)	180,634
160,000	4.375	05/11/45	140,376
24,000	4.000	05/10/46	19,828

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Shell International Finance BV
$50,000	4.550%	08/12/43	$45,060
Spectra Energy Partners LP
67,000	3.375	10/15/26(c)	66,762
Targa Resources Corp.
126,000	6.150	03/01/29(c)	133,475
87,000	6.500	03/30/34(c)	96,635
100,000	4.950	04/15/52(c)	88,067
TC PipeLines LP
337,000	3.900	05/25/27(c)	336,510
Tennessee Gas Pipeline Co. LLC
50,000	7.625	04/01/37	60,126
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41(c)	49,797
40,000	3.950	05/15/50(c)	31,928
Valero Energy Corp.
84,000	3.400	09/15/26(c)	83,623
170,000	4.000	04/01/29(c)	170,047
100,000	7.500	04/15/32	116,607
15,000	4.900	03/15/45	13,696
60,000	3.650	12/01/51(c)	42,658
Western Midstream Operating LP
50,000	4.750	08/15/28(c)	50,812
Williams Cos., Inc. (The)
188,000	3.750	06/15/27(c)	187,798
15,000	6.300	04/15/40	16,349
98,000	4.900	01/15/45(c)	89,573
XTO Energy, Inc.
50,000	6.750	08/01/37	58,870

			11,975,267

Financial Company – 0.1%
Air Lease Corp.
202,000	2.200	01/15/27(c)	198,963
50,000	3.625	04/01/27(c)	49,811
Ally Financial, Inc.
50,000	7.100	11/15/27(c)	52,481
(SOFR + 3.260%)
100,000	6.992	06/13/29(c)(d)	105,753
Apollo Global Management, Inc.
100,000	5.800	05/21/54(c)	96,114
Blackstone Private Credit Fund
144,000	3.250	03/15/27(c)	141,917
Blackstone Secured Lending Fund
50,000	2.850	09/30/28(c)	47,232
Blue Owl Capital Corp.
50,000	2.875	06/11/28(c)	46,857
GATX Corp.
50,000	4.000	06/30/30(c)	49,641

			788,769

Food and Beverage – 0.7%
Brown-Forman Corp.
50,000	4.000	04/15/38(c)	45,878
Coca-Cola Co. (The)
506,000	2.125	09/06/29	480,500
100,000	1.375	03/15/31	88,765
50,000	2.250	01/05/32	45,717
187,000	3.000	03/05/51	127,143

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$90,000	5.400%	05/13/64(c)	$88,874
Conagra Brands, Inc.
100,000	1.375	11/01/27(c)	95,724
196,000	5.300	11/01/38(c)	189,593
309,000	5.400	11/01/48(c)	277,509
Constellation Brands, Inc.
300,000	4.650	11/15/28(c)	304,728
40,000	3.150	08/01/29(c)	38,848
17,000	4.750	05/09/32(c)	17,318
General Mills, Inc.
132,000	5.250	01/30/35(c)	135,649
150,000	4.150	02/15/43(c)	126,766
Hershey Co. (The)
42,000	3.125	11/15/49(c)	29,888
Hormel Foods Corp.
10,000	3.050	06/03/51(c)	6,688
Ingredion, Inc.
60,000	3.200	10/01/26(c)	59,757
50,000	6.625	04/15/37	56,409
J M Smucker Co. (The)
40,000	2.125	03/15/32(c)	35,142
15,000	4.375	03/15/45	12,992
Kellanova
100,000	4.500	04/01/46	89,989
Keurig Dr Pepper, Inc.
100,000	3.200	05/01/30(c)	95,656
76,000	4.420	12/15/46(c)	63,010
94,000	4.500	04/15/52(c)	78,030
Kraft Heinz Foods Co.
43,000	3.000	06/01/26(c)	42,926
40,000	3.875	05/15/27(c)	39,920
80,000	3.750	04/01/30(c)	78,692
22,000	5.000	07/15/35(c)	22,062
561,000	5.200	07/15/45(c)	514,734
52,000	4.375	06/01/46(c)	42,826
40,000	4.875	10/01/49(c)	34,624
McCormick & Co., Inc.
60,000	2.500	04/15/30(c)	56,311
50,000	4.200	08/15/47(c)	41,621
Molson Coors Beverage Co.
112,000	4.200	07/15/46(c)	91,101
Mondelez International, Inc.
100,000	6.500	11/01/31	111,424
PepsiCo, Inc.
146,000	2.750	03/19/30(c)	140,069
196,000	1.400	02/25/31(c)	174,212
116,000	4.800	07/17/34(c)	120,041
50,000	5.500	01/15/40	53,215
140,000	3.500	03/19/40(c)	120,427
80,000	4.875	11/01/40	79,915
44,000	4.600	07/17/45(c)	41,050
195,000	4.450	04/14/46(c)	176,719
100,000	2.875	10/15/49(c)	67,555
84,000	4.650	02/15/53(c)	75,884
Pilgrim’s Pride Corp.
200,000	4.250	04/15/31(c)	195,955
115,000	6.250	07/01/33(c)	124,130

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Pilgrim’s Pride Corp. – (continued)
$21,000	6.875%	05/15/34(c)	$23,523
Sysco Corp.
80,000	2.400	02/15/30(c)	75,287
100,000	6.600	04/01/50(c)	112,248

			5,247,044

Hardware – 0.0%
Micron Technology, Inc.
50,000	5.875	02/09/33(c)	53,868
155,000	6.050	11/01/35(c)	168,158

			222,026

Healthcare – 0.8%
Bio-Rad Laboratories, Inc.
100,000	3.700	03/15/32(c)	95,249
Cigna Group (The)
400,000	4.375	10/15/28(c)	404,578
234,000	4.900	12/15/48(c)	211,966
115,000	3.400	03/15/51(c)	81,602
CVS Health Corp.
236,000	3.750	04/01/30(c)	232,090
76,000	1.750	08/21/30(c)	68,336
100,000	1.875	02/28/31(c)	89,079
30,000	5.300	06/01/33(c)	31,097
264,000	6.000	06/01/44(c)	268,671
242,000	5.050	03/25/48(c)	215,504
20,000	6.250	09/15/65(c)	20,370
Danaher Corp.
150,000	2.800	12/10/51(c)	96,340
DH Europe Finance II Sarl
250,000	3.250	11/15/39(c)	207,704
85,000	3.400	11/15/49(c)	61,878
Elevance Health, Inc.
92,000	2.550	03/15/31(c)	84,777
15,000	4.650	08/15/44(c)	13,287
40,000	4.850	08/15/54(c)	34,053
HCA, Inc.
46,000	5.250	06/15/26(c)	46,113
90,000	5.375	09/01/26(c)	90,191
105,000	4.500	02/15/27(c)	105,311
25,000	5.625	09/01/28(c)	25,727
145,000	5.875	02/01/29(c)	151,059
75,000	4.125	06/15/29(c)	75,138
50,000	3.500	09/01/30(c)	48,513
40,000	5.500	06/15/47(c)	38,247
140,000	5.900	06/01/53(c)	138,096
50,000	6.000	04/01/54(c)	49,914
240,000	5.950	09/15/54(c)	239,498
Humana, Inc.
100,000	4.625	12/01/42(c)	84,827
Illumina, Inc.
196,000	5.750	12/13/27(c)	201,631
McKesson Corp.
200,000	3.950	02/16/28(c)	200,442
Quest Diagnostics, Inc.
100,000	4.200	06/30/29(c)	100,563
100,000	2.800	06/30/31(c)	93,516
100,000	4.700	03/30/45(c)	92,031

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
Solventum Corp.
$140,000	5.400%	03/01/29(c)	$145,389
125,000	5.900	04/30/54(c)	125,042
UnitedHealth Group, Inc.
80,000	4.000	05/15/29(c)	80,337
572,000	5.150	07/15/34(c)	590,825
190,000	4.250	06/15/48(c)	156,708
31,000	5.375	04/15/54(c)	29,526
600,000	5.625	07/15/54(c)	589,926
50,000	4.950	05/15/62(c)	43,519
Universal Health Services, Inc.
100,000	1.650	09/01/26(c)	98,915
100,000	2.650	10/15/30(c)	92,000

			5,949,585

Insurance – 0.7%
Allstate Corp. (The)
292,000	4.200	12/15/46(c)	242,102
120,000	3.850	08/10/49(c)	93,394
American Financial Group, Inc.
100,000	4.500	06/15/47(c)	86,108
American International Group, Inc.
100,000	3.400	06/30/30(c)	97,723
100,000	4.750	04/01/48(c)	90,151
234,000	4.375	06/30/50(c)	198,642
Aon Global Ltd.
100,000	4.600	06/14/44(c)	88,369
Arch Capital Group Ltd.
90,000	3.635	06/30/50(c)	66,818
Arch Capital Group US, Inc.
40,000	5.144	11/01/43	38,590
Arthur J Gallagher & Co.
50,000	3.500	05/20/51(c)	35,436
Assurant, Inc.
100,000	2.650	01/15/32(c)	90,385
Athene Holding Ltd.
150,000	6.250	04/01/54(c)	140,363
AXIS Specialty Finance LLC
40,000	3.900	07/15/29(c)	39,888
AXIS Specialty Finance PLC
292,000	5.150	04/01/45	275,296
Berkshire Hathaway Finance Corp.
252,000	2.300	03/15/27(c)	248,492
140,000	4.200	08/15/48(c)	117,944
92,000	4.250	01/15/49(c)	77,830
Berkshire Hathaway, Inc.
88,000	3.125	03/15/26(c)	87,969
Brighthouse Financial, Inc.
40,000	5.625	05/15/30(c)	40,401
75,000	4.700	06/22/47(c)	56,211
Chubb INA Holdings LLC
42,000	1.375	09/15/30(c)	37,475
108,000	3.050	12/15/61(c)	68,243
CNO Financial Group, Inc.
196,000	5.250	05/30/29(c)	199,547
Enstar Finance LLC
(US 5 Year CMT T-Note + 4.006%)
400,000	5.500	01/15/42(c)(d)	396,083

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Everest Reinsurance Holdings, Inc.
$125,000	4.868%	06/01/44	$112,786
Fidelity National Financial, Inc.
216,000	3.400	06/15/30(c)	207,732
Hartford Insurance Group, Inc. (The)
196,000	2.900	09/15/51(c)	128,317
Jackson Financial, Inc.
100,000	3.125	11/23/31(c)	92,209
50,000	5.670	06/08/32(c)	52,318
Markel Group, Inc.
110,000	5.000	05/20/49(c)	100,857
Marsh & McLennan Cos., Inc.
100,000	4.850	11/15/31(c)	102,916
70,000	2.375	12/15/31(c)	63,142
100,000	4.350	01/30/47(c)	85,015
MetLife, Inc.
90,000	5.375	07/15/33(c)	94,937
15,000	4.125	08/13/42	12,987
80,000	4.600	05/13/46(c)	71,869
Old Republic International Corp.
18,000	3.875	08/26/26(c)	18,002
PartnerRe Finance B LLC
92,000	3.700	07/02/29(c)	90,590
(US 5 Year CMT T-Note + 3.815%)
195,000	4.500	10/01/50(c)(d)	187,372
Principal Financial Group, Inc.
50,000	4.625	09/15/42	45,800
50,000	4.300	11/15/46(c)	42,853
Progressive Corp. (The)
310,000	4.000	03/01/29(c)	310,922
100,000	4.125	04/15/47(c)	83,878
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	17,282
50,000	4.600	05/15/44	45,889
62,000	4.418	03/27/48(c)	53,419
15,000	4.350	02/25/50(c)	12,471
160,000	3.700	03/13/51(c)	119,032
Reinsurance Group of America, Inc.
430,000	3.900	05/15/29(c)	428,221
Travelers Cos., Inc. (The)
52,000	3.750	05/15/46(c)	41,773
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48(c)(d)	38,577
W R Berkley Corp.
40,000	4.750	08/01/44	36,847
Willis North America, Inc.
200,000	5.050	09/15/48(c)	184,282

			5,795,755

Lodging – 0.0%
Las Vegas Sands Corp.
160,000	5.900	06/01/27(c)	162,837
226,000	3.900	08/08/29(c)	221,158
50,000	6.000	08/15/29(c)	52,274

			436,269

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media Non Cable – 0.1%
Netflix, Inc.
$100,000	6.375%	05/15/29	$107,526
Omnicom Group, Inc.
163,000	2.450	04/30/30(c)	151,696
80,000	4.200	06/01/30(c)	79,852
Paramount Global
50,000	2.900	01/15/27(c)	49,120
50,000	3.375	02/15/28(c)	48,279
190,000	6.875	04/30/36	171,973
105,000	4.375	03/15/43	66,184
50,000	4.900	08/15/44(c)	32,181
210,000	4.950	05/19/50(c)	132,861

			839,672

Metals – 0.0%
Nucor Corp.
150,000	3.950	05/01/28(c)	150,327

Mining – 0.0%
Freeport-McMoRan, Inc.
140,000	4.125	03/01/28(c)	140,021

Natural Gas – 0.0%
Spire Missouri, Inc.
100,000	3.300	06/01/51(c)	69,961
Spire, Inc.
50,000	4.700	08/15/44(c)	44,052

			114,013

Oil Company-Integrated – 0.0%
Petroleos Mexicanos
55,000	6.750	09/21/47	45,699

Publishing – 0.0%
S&P Global, Inc.
6,000	2.900	03/01/32(c)	5,581

REITs and Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.
300,000	1.875	02/01/33(c)	249,532
AvalonBay Communities, Inc., MTN
100,000	3.300	06/01/29(c)	98,182
Boston Properties LP
292,000	5.750	01/15/35(c)	298,132
Camden Property Trust
100,000	5.850	11/03/26(c)	101,202
61,000	2.800	05/15/30(c)	58,141
CBRE Services, Inc.
71,000	2.500	04/01/31(c)	64,934
Digital Realty Trust LP
418,000	3.700	08/15/27(c)	416,199
250,000	4.450	07/15/28(c)	252,583
Equinix, Inc.
82,000	3.900	04/15/32(c)	79,524
95,000	3.000	07/15/50(c)	61,432
ERP Operating LP
100,000	3.500	03/01/28(c)	99,367
100,000	4.500	06/01/45(c)	88,942
Extra Space Storage LP
50,000	5.400	06/15/35(c)	51,858
GLP Capital LP / GLP Financing II, Inc.
40,000	5.750	06/01/28(c)	40,949
50,000	5.300	01/15/29(c)	51,267

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
GLP Capital LP / GLP Financing II, Inc. – (continued)
$85,000	4.000%	01/15/30(c)	$83,398
51,000	4.000	01/15/31(c)	49,103
Healthpeak OP LLC
100,000	3.250	07/15/26(c)	99,673
100,000	2.125	12/01/28(c)	95,249
Invitation Homes Operating Partnership LP
292,000	2.000	08/15/31(c)	257,857
Kilroy Realty LP
90,000	6.250	01/15/36(c)	92,015
Kimco Realty OP LLC
244,000	3.200	04/01/32(c)	229,207
Mid-America Apartments LP
100,000	2.875	09/15/51(c)	64,673
NNN REIT, Inc.
50,000	4.800	10/15/48(c)	45,184
Prologis LP
244,000	2.250	04/15/30(c)	228,563
100,000	1.625	03/15/31(c)	89,008
130,000	5.250	03/15/54(c)	125,019
Public Storage Operating Co.
50,000	2.250	11/09/31(c)	45,288
Realty Income Corp.
300,000	3.400	01/15/28(c)	297,647
200,000	5.125	02/15/34(c)	207,137
50,000	5.875	03/15/35	55,160
Regency Centers LP
292,000	4.400	02/01/47(c)	255,457
Sabra Health Care LP
100,000	3.200	12/01/31(c)	92,667
Safehold GL Holdings LLC
100,000	2.850	01/15/32(c)	91,425
Simon Property Group LP
140,000	2.450	09/13/29(c)	133,457
70,000	2.200	02/01/31(c)	63,869
84,000	2.650	02/01/32(c)	76,670
10,000	6.750	02/01/40(c)	11,663
163,000	3.250	09/13/49(c)	114,949
70,000	5.850	03/08/53(c)	72,923
UDR, Inc., MTN
180,000	3.200	01/15/30(c)	174,808
Vornado Realty LP
100,000	3.400	06/01/31(c)	91,400
Welltower OP LLC
200,000	4.250	04/15/28(c)	201,679
159,000	2.800	06/01/31(c)	148,813
WP Carey, Inc.
75,000	3.850	07/15/29(c)	74,463

			5,680,668

Revenue – 0.1%
California Institute of Technology
15,000	3.650	09/01/19(c)	9,953
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41(c)	11,195
NYU Langone Hospitals
300,000	4.784	07/01/44	282,229
Stanford Health Care
100,000	3.027	08/15/51(c)	67,691

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Revenue – (continued)
University of Chicago (The), Series 20B
$40,000	2.761%	04/01/45(c)	$32,535
Yale University, Series 2020
190,000	1.482	04/15/30(c)	173,432
80,000	2.402	04/15/50(c)	49,777

			626,812

Software – 0.4%
Oracle Corp.
701,000	2.300	03/25/28(c)	671,793
454,000	4.800	08/03/28(c)	458,724
205,000	2.950	04/01/30(c)	190,887
84,000	4.900	02/06/33(c)	82,030
243,000	5.500	08/03/35(c)	240,843
179,000	3.800	11/15/37(c)	147,804
10,000	6.500	04/15/38	10,487
292,000	3.600	04/01/40(c)	224,123
49,000	5.375	07/15/40	45,306
175,000	3.650	03/25/41(c)	131,201
527,000	4.000	07/15/46(c)	367,500
35,000	4.000	11/15/47(c)	24,124
33,000	3.600	04/01/50(c)	20,613
175,000	5.550	02/06/53(c)	147,660
31,000	5.375	09/27/54(c)	25,664
50,000	3.850	04/01/60(c)	30,537
Paychex, Inc.
13,000	5.600	04/15/35(c)	13,313
Salesforce, Inc.
120,000	2.900	07/15/51(c)	73,422

			2,906,031

Technology – 2.0%
Adobe, Inc.
40,000	2.300	02/01/30(c)	37,508
Alphabet, Inc.
100,000	1.100	08/15/30(c)	89,111
610,000	1.900	08/15/40(c)	420,798
125,000	2.050	08/15/50(c)	69,088
108,000	2.250	08/15/60(c)	56,744
200,000	5.300	05/15/65(c)	189,560
Analog Devices, Inc.
5,000	3.500	12/05/26(c)	4,990
200,000	2.100	10/01/31(c)	179,958
Apple, Inc.
6,000	2.450	08/04/26(c)	5,969
15,000	3.350	02/09/27(c)	14,963
15,000	3.200	05/11/27(c)	14,950
375,000	3.000	06/20/27(c)	372,525
60,000	2.900	09/12/27(c)	59,398
50,000	4.000	05/12/28(c)	50,444
350,000	2.200	09/11/29(c)	333,648
100,000	1.250	08/20/30(c)	89,933
290,000	1.650	02/08/31(c)	261,921
45,000	4.500	02/23/36(c)	46,111
80,000	3.850	05/04/43	68,786
76,000	3.450	02/09/45	60,371
94,000	4.650	02/23/46(c)	87,488
50,000	4.250	02/09/47(c)	43,755
166,000	3.750	09/12/47(c)	134,987

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Apple, Inc. – (continued)
$50,000	3.750%	11/13/47(c)	$40,487
292,000	2.650	05/11/50(c)	185,996
320,000	2.650	02/08/51(c)	203,974
194,000	2.550	08/20/60(c)	109,970
45,000	2.850	08/05/61(c)	27,404
Applied Materials, Inc.
82,000	3.300	04/01/27(c)	81,705
200,000	1.750	06/01/30(c)	182,926
AppLovin Corp.
133,000	5.375	12/01/31(c)	137,322
Arrow Electronics, Inc.
196,000	5.150	08/21/29(c)	201,092
Broadcom, Inc.
54,000	3.459	09/15/26(c)	53,847
595,000	5.150	11/15/31(c)	623,941
90,000	3.469	04/15/34(c)	83,169
50,000	5.200	07/15/35(c)	51,793
50,000	3.137	11/15/35(c)(e)	43,606
60,000	3.187	11/15/36(c)(e)	51,638
152,000	3.500	02/15/41(c)	126,036
150,000	3.750	02/15/51(c)	115,490
Broadridge Financial Solutions, Inc.
50,000	2.900	12/01/29(c)	47,356
Cadence Design Systems, Inc.
380,000	4.700	09/10/34(c)	383,909
CDW LLC / CDW Finance Corp.
196,000	5.100	03/01/30(c)	199,614
50,000	5.550	08/22/34(c)	50,417
Cisco Systems, Inc.
500,000	4.950	02/24/32(c)	520,321
600,000	5.350	02/26/64(c)	574,409
Dell International LLC / EMC Corp.
2,000	6.020	06/15/26(c)	2,002
17,000	4.900	10/01/26(c)	17,061
142,000	5.250	02/01/28(c)	145,327
66,000	5.750	02/01/33(c)	70,053
50,000	4.850	02/01/35(c)	49,664
DXC Technology Co.
28,000	1.800	09/15/26(c)	27,633
FactSet Research Systems, Inc.
50,000	2.900	03/01/27(c)	49,243
Fidelity National Information Services, Inc.
100,000	2.250	03/01/31(c)	89,962
Fidelity National Information Services, Inc., Series 30Y
100,000	4.750	05/15/48(c)	86,976
Fiserv, Inc.
294,000	3.200	07/01/26(c)	292,797
140,000	4.400	07/01/49(c)	110,797
Flex Ltd.
100,000	4.875	06/15/29(c)	102,080
Hewlett Packard Enterprise Co.
94,000	6.350	10/15/45(c)	96,468
HP, Inc.
70,000	4.000	04/15/29(c)	69,588
Intel Corp.
156,000	3.150	05/11/27(c)	154,463
428,000	4.875	02/10/28(c)	435,211

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Intel Corp. – (continued)
$134,000	2.450%	11/15/29(c)	$126,425
242,000	5.150	02/21/34(c)	247,608
83,000	5.625	02/10/43(c)	81,218
200,000	4.900	07/29/45(c)	176,258
20,000	3.250	11/15/49(c)	13,176
207,000	5.700	02/10/53(c)	197,704
138,000	4.950	03/25/60(c)	116,077
International Business Machines Corp.
15,000	5.875	11/29/32	16,257
133,000	4.750	02/06/33(c)	135,978
150,000	4.150	05/15/39	135,640
250,000	4.000	06/20/42	213,044
300,000	4.900	07/27/52(c)	265,343
International Business Machines Corp., Series
100,000	4.800	02/10/30(c)	102,527
Intuit, Inc.
150,000	1.350	07/15/27(c)	145,129
60,000	5.125	09/15/28(c)	61,769
25,000	5.500	09/15/53(c)	23,637
Keysight Technologies, Inc.
50,000	3.000	10/30/29(c)	48,200
KLA Corp.
100,000	4.650	07/15/32(c)	102,860
50,000	5.000	03/15/49(c)	46,972
60,000	3.300	03/01/50(c)	42,634
Kyndryl Holdings, Inc.
137,000	2.700	10/15/28(c)	126,268
42,000	3.150	10/15/31(c)	35,640
70,000	4.100	10/15/41(c)	51,151
Marvell Technology, Inc.
50,000	2.450	04/15/28(c)	48,274
Meta Platforms, Inc.
559,000	4.800	05/15/30(c)	578,992
165,000	4.950	05/15/33(c)	170,972
215,000	4.750	08/15/34(c)	218,514
200,000	4.875	11/15/35(c)	201,985
196,000	5.600	05/15/53(c)	187,989
183,000	4.650	08/15/62(c)	149,460
Microchip Technology, Inc.
446,000	5.050	03/15/29(c)	458,404
Microsoft Corp.
65,000	3.300	02/06/27(c)	64,782
15,000	3.500	02/12/35(c)	14,227
135,000	4.200	11/03/35(c)	135,860
135,000	5.300	02/08/41	141,985
374,000	2.525	06/01/50(c)	232,852
84,000	4.000	02/12/55(c)	68,228
Motorola Solutions, Inc.
158,000	2.750	05/24/31(c)	146,308
NetApp, Inc.
270,000	5.500	03/17/32(c)	281,342
NVIDIA Corp.
100,000	2.000	06/15/31(c)	91,134
76,000	3.500	04/01/50(c)	57,890
PayPal Holdings, Inc.
50,000	2.300	06/01/30(c)	46,683
50,000	5.150	06/01/34(c)	51,523

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
QUALCOMM, Inc.
$110,000	4.800%	05/20/45(c)	$101,771
Texas Instruments, Inc.
100,000	1.750	05/04/30(c)	92,115
100,000	3.650	08/16/32(c)	97,443
212,000	4.900	03/14/33(c)	220,888
Trimble, Inc.
108,000	4.900	06/15/28(c)	109,116
VeriSign, Inc.
118,000	2.700	06/15/31(c)	107,242
500,000	5.250	06/01/32(c)	511,127

			15,687,374

Transportation – 0.3%
American Airlines Group, Inc. Pass-Through Trust, Series 2016-3, AA
57,368	3.000	10/15/28	55,916
Burlington Northern Santa Fe LLC
224,000	5.200	04/15/54(c)	213,913
CSX Corp.
90,000	4.100	11/15/32(c)	89,983
130,000	4.300	03/01/48(c)	110,697
100,000	4.500	11/15/52(c)	87,015
FedEx Corp.
50,000	4.250	05/15/30(c)	50,412
40,000	3.900	02/01/35	37,764
118,000	4.750	11/15/45(c)	105,847
40,000	4.400	01/15/47(c)	33,820
160,000	4.050	02/15/48(c)	127,023
40,000	4.950	10/17/48(c)	36,482
Norfolk Southern Corp.
196,000	5.350	08/01/54(c)	189,917
Union Pacific Corp.
40,000	3.700	03/01/29(c)	39,872
292,000	4.500	01/20/33(c)	297,954
350,000	2.891	04/06/36(c)	300,905
70,000	4.050	03/01/46(c)	57,957
10,000	4.500	09/10/48(c)	8,786
80,000	3.799	10/01/51(c)	61,423
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
161,536	2.695	05/12/27	157,726
United Parcel Service, Inc.
192,000	4.875	03/03/33(c)	199,928

			2,263,340

Water – 0.1%
American Water Capital Corp.
130,000	5.150	03/01/34(c)	135,103
100,000	4.300	12/01/42(c)	89,525
190,000	5.450	03/01/54(c)	186,368
Essential Utilities, Inc.
292,000	2.704	04/15/30(c)	277,240
70,000	3.351	04/15/50(c)	49,219

			737,455

Wireless – 0.7%
American Tower Corp.
84,000	3.375	10/15/26(c)	83,701
150,000	3.600	01/15/28(c)	148,983
40,000	3.950	03/15/29(c)	39,879

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
American Tower Corp. – (continued)
$42,000	3.700%		10/15/49(c)	$31,705
20,000	3.100		06/15/50(c)	13,420
AT&T, Inc.
50,000	1.650		02/01/28(c)	47,932
88,000	2.750		06/01/31(c)	82,137
10,000	2.250		02/01/32(c)	8,920
151,000	2.550		12/01/33(c)	130,937
187,000	4.500		05/15/35(c)	182,661
400,000	3.500		06/01/41(c)	322,799
30,000	4.300		12/15/42(c)	25,927
75,000	4.500		03/09/48(c)	63,054
98,000	3.650		06/01/51(c)	70,256
200,000	3.300		02/01/52(c)	132,123
117,000	3.500		09/15/53(c)	79,932
168,000	3.550		09/15/55(c)	114,058
259,000	3.800		12/01/57(c)	181,096
100,000	3.650		09/15/59(c)	67,526
Crown Castle, Inc.
190,000	2.900		03/15/27(c)	188,189
Crown Castle, Inc.
538,000	5.000		01/11/28(c)	547,712
T-Mobile USA, Inc.
82,000	3.750		04/15/27(c)	81,871
50,000	2.050		02/15/28(c)	48,367
300,000	4.950		03/15/28(c)	306,475
414,000	2.625		02/15/29(c)	398,007
90,000	2.875		02/15/31(c)	84,703
285,000	2.700		03/15/32(c)	259,226
470,000	4.500		04/15/50(c)	393,199
70,000	5.650		01/15/53(c)	68,678
Verizon Communications, Inc.
194,000	1.500		09/18/30(c)	173,645
45,000	7.750		12/01/30	52,038
89,000	2.355		03/15/32(c)	79,704
85,000	5.250		03/16/37	86,679
382,000	3.400		03/22/41(c)	304,742
11,000	4.750		11/01/41	10,277
281,000	2.875		11/20/50(c)	177,100
444,000	3.550		03/22/51(c)	321,021
66,000	2.987		10/30/56(c)	40,204
60,000	3.700		03/22/61(c)	41,622

				5,490,505

TOTAL CORPORATE OBLIGATIONS (Cost $171,877,498)				171,386,482

U.S. Treasury Bonds – 7.4%
U.S. Treasury Bonds
2,815,100	4.500	(a)	02/15/36	2,953,158
5,174,000	4.375	(a)	02/15/38	5,332,735
2,004,400	4.375	(a)	11/15/39	2,027,961
4,542,000	3.875	(a)	08/15/40	4,322,683
1,475,100	1.875	(a)	02/15/41	1,065,311
1,500,000	1.750	(a)	08/15/41	1,047,618
1,044,500	2.000	(a)	11/15/41	754,065
1,417,900	3.250	(a)	05/15/42	1,219,395
100,000	4.750	(a)	11/15/43	102,993

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Bonds – (continued)

U.S. Treasury Bonds – (continued)
$10,359,800	2.500	%(a)	02/15/45	$7,608,360
1,546,000	4.750	(a)	02/15/45	1,585,482
7,896,700	2.500	(a)	05/15/46	5,688,996
1,194,000	1.875	(a)	02/15/51	697,195
5,297,600	2.250	(a)	02/15/52	3,351,988
555,000	4.250	(a)	08/15/54	520,199
18,688,500	4.500	(a)	11/15/54	18,261,407
540,000	4.625	(a)	02/15/55	538,757
1,040,000	4.750	(a)	08/15/55	1,059,346

TOTAL U.S. TREASURY BONDS (Cost $58,007,690)				58,137,649

Foreign Corporate Debt – 4.7%

Banks – 1.9%
Banco Santander SA (Spain)
(US 1 Year CMT T-Note + 0.900%)
90,000	1.722		09/14/27(c)(d)	88,786
200,000	3.800		02/23/28	199,287
200,000	3.306		06/27/29	195,656
200,000	2.958		03/25/31	186,742
Bank of Montreal (Canada)
8,000	5.300		06/05/26	8,035
171,000	5.203		02/01/28(c)	175,393
60,000	5.511		06/04/31(c)	63,492
Bank of Montreal, MTN (Canada)
390,000	2.650		03/08/27	386,215
Bank of Nova Scotia (The) (Canada)
268,000	5.250		06/12/28	276,198
(SOFR + 0.890%)
100,000	4.932		02/14/29(c)(d)	101,959
(SOFR + 1.070%)
100,000	5.130		02/14/31(c)(d)	103,591
Barclays PLC (United Kingdom)
(US 1 Year CMT T-Note + 1.050%)
300,000	2.279		11/24/27(c)(d)	296,041
(SOFR + 1.490%)
260,000	5.674		03/12/28(c)(d)	264,151
(US 1 Year CMT T-Note + 3.500%)
400,000	7.437		11/02/33(c)(d)	459,002
(SOFR + 1.590%)
565,000	5.785		02/25/36(c)(d)	592,864
267,000	5.250		08/17/45	264,549
Canadian Imperial Bank of Commerce (Canada)
195,000	3.450		04/07/27(c)	194,552
(SOFR + 1.105%)
100,000	5.245		01/13/31(c)(d)	104,151
(US 5 Year CMT T-Note + 2.833%)
200,000	6.950		01/28/85(c)(d)	205,906
Cooperatieve Rabobank UA (Netherlands)
300,000	5.500		10/05/26	303,011
200,000	5.250		05/24/41	203,073
Deutsche Bank AG (Germany)
(SOFR + 1.318%)
393,000	2.552		01/07/28(c)(d)	388,638

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
(SOFR + 2.257%)
$350,000	3.742%	01/07/33(c)(d)	$329,241
HSBC Holdings PLC (United Kingdom)
(SOFR + 2.610%)
295,000	5.210	08/11/28(c)(d)	299,963
(SOFR + 1.732%)
300,000	2.013	09/22/28(c)(d)	291,189
(SOFR + 1.285%)
500,000	2.206	08/17/29(c)(d)	477,859
370,000	4.950	03/31/30	381,053
(SOFR + 1.187%)
290,000	2.804	05/24/32(c)(d)	267,793
(SOFR + 1.410%)
290,000	2.871	11/22/32(c)(d)	266,461
(SOFR + 2.390%)
400,000	6.254	03/09/34(c)(d)	438,483
ING Groep NV (Netherlands)
(SOFR + 1.770%)
200,000	5.550	03/19/35(c)(d)	210,316
Korea Development Bank (The) (South Korea)
270,000	0.800	07/19/26	266,597
320,000	4.375	02/15/33	325,728
Landwirtschaftliche Rentenbank (Germany)
70,000	0.875	03/30/26	69,852
Lloyds Banking Group PLC (United Kingdom)
(US 1 Year CMT T-Note + 1.480%)
280,000	5.985	08/07/27(c)(d)	282,766
300,000	4.375	03/22/28	302,534
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US 1 Year CMT T-Note + 1.950%)
458,000	5.017	07/20/28(c)(d)	464,623
(US 1 Year CMT T-Note + 1.970%)
400,000	5.406	04/19/34(c)(d)	421,941
Mizuho Financial Group, Inc. (Japan)
(US 1 Year CMT T-Note + 1.500%)
200,000	5.667	05/27/29(c)(d)	207,084
(US 1 Year CMT T-Note + 1.080%)
200,000	5.382	07/10/30(c)(d)	207,722
(TSFR3M + 1.332%)
200,000	2.591	05/25/31(c)(d)	187,979
NatWest Group PLC (United Kingdom)
(US 5 Year CMT T-Note + 2.200%)
250,000	6.475	06/01/34(c)(d)	263,814
(US 1 Year CMT T-Note + 1.500%)
200,000	5.778	03/01/35(c)(d)	213,298
Royal Bank of Canada (Canada)
79,000	3.875	05/04/32	77,672
Royal Bank of Canada, GMTN (Canada)
6,000	5.200	07/20/26	6,036
88,000	2.300	11/03/31	80,419
1,000,000	5.000	02/01/33	1,038,496

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Santander UK Group Holdings PLC (United Kingdom)
(SOFR + 1.475%)
$282,000	2.896%	03/15/32(c)(d)	$261,748
Sumitomo Mitsui Financial Group, Inc. (Japan)
400,000	5.520	01/13/28	411,961
299,000	1.902	09/17/28	283,899
200,000	3.040	07/16/29	193,573
400,000	5.766	01/13/33	429,749
Toronto-Dominion Bank (The) (Canada)
(5 Year USD Swap + 2.205%)
239,000	3.625	09/15/31(c)(d)	238,487
83,000	5.298	01/30/32	87,556
127,000	4.456	06/08/32	128,115
(US 5 Year CMT T-Note + 1.500%)
100,000	5.146	09/10/34(c)(d)	102,054
Toronto-Dominion Bank (The), MTN (Canada)
284,000	4.693	09/15/27	287,662
Westpac Banking Corp. (Australia)
49,000	2.850	05/13/26	48,949
55,000	3.350	03/08/27	54,928
140,000	2.150	06/03/31	128,306

			15,097,198

Basic Industry – 0.0%
Nutrien Ltd. (Canada)
210,000	4.200	04/01/29(c)	210,840
100,000	2.950	05/13/30(c)	95,406
100,000	5.000	04/01/49(c)	91,486

			397,732

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
100,000	3.000	05/22/30(c)	95,432

Consumer Cyclical – 0.1%
Honda Motor Co. Ltd. (Japan)
82,000	2.534	03/10/27(c)	80,938
Magna International, Inc. (Canada)
100,000	5.050	03/14/29(c)	102,952
100,000	5.500	03/21/33(c)	105,055
Toyota Motor Corp. (Japan)
140,000	2.760	07/02/29	135,435

			424,380

Consumer Noncyclical – 0.3%
Ahold Finance USA LLC (Netherlands)
128,000	6.875	05/01/29	138,929
Astrazeneca Finance LLC (United Kingdom)
250,000	1.750	05/28/28(c)	239,369
73,000	2.250	05/28/31(c)	66,818
400,000	5.000	02/26/34(c)	415,875
BAT Capital Corp. (United Kingdom)
300,000	2.259	03/25/28(c)	290,070
500,000	5.350	08/15/32(c)	525,173
244,000	4.390	08/15/37(c)	227,758
20,000	6.250	08/15/55(c)	21,149
Takeda Pharmaceutical Co. Ltd. (Japan)
250,000	5.000	11/26/28(c)	256,422

			2,181,563

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Products – 0.1%
Unilever Capital Corp. (United Kingdom)
$150,000	4.250%	08/12/27(c)	$151,256
408,000	1.750	08/12/31(c)	363,021

			514,277

Distributors – 0.0%
Mercedes-Benz Finance North America LLC (Germany)
150,000	4.750	08/01/27(e)	151,917

Electric – 0.0%
Emera U.S. Finance LP (Canada)
100,000	2.639	06/15/31(c)	92,033

Electrical – 0.0%
ABB Finance USA, Inc. (Switzerland)
100,000	4.375	05/08/42	90,971

Energy – 0.5%
Canadian Natural Resources Ltd. (Canada)
85,000	6.250	03/15/38	91,840
Canadian Natural Resources Ltd., GMTN (Canada)
92,000	4.950	06/01/47(c)	83,617
Cenovus Energy, Inc. (Canada)
70,000	2.650	01/15/32(c)	63,540
19,000	5.250	06/15/37(c)	18,967
Enbridge, Inc. (Canada)
110,000	3.125	11/15/29(c)	106,491
84,000	6.200	11/15/30(c)	91,035
376,000	5.550	06/20/35(c)	394,820
15,000	5.500	12/01/46(c)	15,052
76,000	3.400	08/01/51(c)	53,496
(TSFR3M + 3.680%)
250,000	5.500	07/15/77(c)(d)	251,875
(TSFR3M + 3.903%)
15,000	6.250	03/01/78(c)(d)	15,300
Equinor ASA (Norway)
100,000	3.625	09/10/28(c)	100,019
196,000	7.150	01/15/29	213,087
100,000	3.125	04/06/30(c)	97,048
100,000	2.375	05/22/30(c)	94,040
292,000	5.100	08/17/40	293,116
100,000	3.700	04/06/50(c)	77,553
Suncor Energy, Inc. (Canada)
272,000	6.500	06/15/38	298,838
60,000	6.850	06/01/39	67,672
TotalEnergies Capital International SA (France)
185,000	3.455	02/19/29(c)	183,599
188,000	2.829	01/10/30(c)	181,217
70,000	3.127	05/29/50(c)	48,128
TransCanada PipeLines Ltd. (Canada)
234,000	4.250	05/15/28(c)	235,096
218,000	7.625	01/15/39	263,550
Transcanada Trust (Canada) (3M USD LIBOR + 3.208%)
152,000	5.300	03/15/77(c)(d)	153,007
(SOFR + 4.416%)
200,000	5.500	09/15/79(c)(d)	202,750
Transcanada Trust, Series 16-A (Canada) (3M USD LIBOR + 4.640%)
7,000	5.875	08/15/76(c)(d)	7,053

			3,701,806

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
(Ireland)
$250,000	6.100%	01/15/27(c)	$254,488
455,000	3.300	01/30/32(c)	425,983
Brookfield Finance, Inc. (Canada)
292,000	4.350	04/15/30(c)	293,543
15,000	3.500	03/30/51(c)	10,366
ORIX Corp. (Japan)
94,000	4.650	09/10/29	96,369
50,000	2.250	03/09/31	45,589

			1,126,338

Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
115,000	4.700	02/01/36(c)	115,101
597,000	4.900	02/01/46(c)	559,901
Anheuser-Busch InBev Finance, Inc. (Belgium)
55,000	4.700	02/01/36(c)	55,048
94,000	4.900	02/01/46(c)	88,159
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
292,000	3.500	06/01/30(c)	287,640
108,000	5.550	01/23/49(c)	109,478
200,000	5.800	01/23/59(c)	208,502
Diageo Investment Corp. (United Kingdom)
100,000	4.250	05/11/42	89,016

			1,512,845

Forest Products & Paper – 0.0%
Suzano Austria GmbH (Brazil)
200,000	6.000	01/15/29(c)	207,214

Hardware – 0.0%
Nokia OYJ (Finland)
287,000	4.375	06/12/27	288,495

Insurance – 0.0%
Fairfax Financial Holdings Ltd. (Canada)
382,000	3.375	03/03/31(c)	364,647

Internet – 0.0%
JD.com, Inc. (China)
200,000	3.875	04/29/26	199,918

Investment Companies – 0.1%
Abu Dhabi Developmental Holding Co. PJSC (United Arab
Emirates)
448,000	5.250	10/02/54(c)(e)	434,414

Lodging – 0.1%
Sands China Ltd. (Macau)
250,000	5.400	08/08/28(c)	255,373
299,000	3.250	08/08/31(c)	278,829

			534,202

Media – 0.0%
Grupo Televisa SAB (Mexico)
100,000	8.500	03/11/32	109,063

Media Non Cable – 0.0%
TR Finance LLC (Canada)
100,000	5.650	11/23/43(c)	99,764

Metals and Mining – 0.1%
BHP Billiton Finance USA Ltd. (Australia)
200,000	5.250	09/08/33(c)	210,306

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Metals and Mining – (continued)
Rio Tinto Alcan, Inc. (Canada)
$100,000	7.250%	03/15/31	$114,394
Rio Tinto Finance USA Ltd. (Australia)
202,000	2.750	11/02/51(c)	128,166
Rio Tinto Finance USA PLC (Australia)
150,000	5.125	03/09/53(c)	142,541

			595,407

Mining – 0.1%
AngloGold Ashanti Holdings PLC (Australia)
200,000	3.375	11/01/28(c)	194,664
Southern Copper Corp. (Mexico)
85,000	5.875	04/23/45	89,081
Vale Canada Ltd. (Canada)
292,000	7.200	09/15/32	327,121

			610,866

Multi-National – 0.5%
African Development Bank (Supranational)
325,000	4.500	06/12/35	337,900
Asian Development Bank, GMTN (Supranational)
450,000	2.625	01/12/27	446,388
400,000	2.750	01/19/28	395,314
European Investment Bank (Supranational)
400,000	3.875	03/15/28	403,725
700,000	4.500	03/14/30	726,586
Inter-American Development Bank, GMTN (Supranational)
344,000	2.000	06/02/26	342,482
International Bank for Reconstruction & Development, GMTN (Supranational)
700,000	4.625	01/15/32	735,980
International Finance Corp., GMTN (Supranational)
306,000	0.750	10/08/26	300,702
250,000	4.250	07/02/29	256,266

			3,945,343

Oil Company-Integrated – 0.2%
Petroleos Mexicanos (Mexico)
172,000	5.950	01/28/31(c)	168,592
200,000	10.000	02/07/33(c)	234,750
70,000	6.375	01/23/45	58,071
20,000	7.690	01/23/50(c)	18,275
95,000	6.950	01/28/60(c)	78,612
QatarEnergy (Qatar)
394,000	1.375	09/12/26(c)(e)	388,170
684,000	3.300	07/12/51(c)(e)	488,664
Saudi Arabian Oil Co. (Saudi Arabia)
300,000	2.250	11/24/30(c)(e)	273,910
200,000	3.250	11/24/50(c)(e)	134,929

			1,843,973

Technology – 0.0%
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
57,000	3.400	05/01/30(c)	55,334
75,000	2.500	05/11/31(c)	68,790
83,000	5.000	01/15/33(c)	84,805

			208,929

Telecommunications – 0.1%
America Movil SAB de CV (Mexico)
400,000	4.700	07/21/32(c)	406,698

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Transportation – 0.1%
Canadian National Railway Co. (Canada)
$100,000	3.850%	08/05/32(c)	$97,937
Canadian Pacific Railway Co. (Canada)
38,000	2.450	12/02/31(c)	34,685
Empresa de Transporte de Pasajeros Metro SA (Chile)
201,000	4.700	05/07/50(c)(e)	178,934
300,000	3.693	09/13/61(c)(e)	218,038

			529,594

Wireless – 0.1%
Rogers Communications, Inc. (Canada)
242,000	5.300	02/15/34(c)	247,345
70,000	4.550	03/15/52(c)	57,317
Vodafone Group PLC (United Kingdom)
200,000	4.375	02/19/43	174,897
150,000	4.250	09/17/50	120,863

			600,422

Wirelines – 0.1%
Bell Telephone Co. of Canada or Bell Canada (Canada)
292,000	3.650	08/15/52(c)	213,705
Deutsche Telekom International Finance BV (Germany)
15,000	8.750	06/15/30	17,619
Orange SA (France)
82,000	9.000	03/01/31	99,395
Telefonica Emisiones SA (Spain)
260,000	4.895	03/06/48	225,594
Telefonica Europe BV (Spain)
50,000	8.250	09/15/30	57,891

			614,204

TOTAL FOREIGN CORPORATE DEBT (Cost $36,147,349)			36,979,645

Sovereign Debt Obligations – 2.5%

Banks – 0.1%
Export-Import Bank of Korea
340,000	2.625	05/26/26	339,124
270,000	1.250	09/21/30	242,403
280,000	2.500	06/29/41	215,338

			796,865

Sovereign – 2.4%
Abu Dhabi Government International Bond
200,000	1.625	06/02/28(e)	190,567
300,000	3.125	04/16/30(e)	292,434
370,000	1.700	03/02/31(e)	333,547
200,000	2.700	09/02/70(e)	113,794
Chile Government International Bond
350,000	2.750	01/31/27(c)	346,391
200,000	2.450	01/31/31(c)	184,586
200,000	4.950	01/05/36(c)	205,640
200,000	3.860	06/21/47	165,330
200,000	3.500	01/25/50(c)	151,966
Colombia Government International Bond
200,000	4.500	03/15/29(c)	195,255
400,000	7.500	02/02/34(c)	418,159
100,000	6.125	01/18/41	89,995
220,000	5.000	06/15/45(c)	164,000
200,000	5.200	05/15/49(c)	149,750

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Sovereign – (continued)
Finance Department Government of Sharjah
$300,000	4.000%	07/28/50(e)	$202,469
Hungary Government International Bond
300,000	6.125	05/22/28(e)	311,934
Hungary Government International Bond, Series 30Y
222,000	7.625	03/29/41	264,561
Indonesia Government International Bond
200,000	3.850	10/15/30	197,380
260,000	3.550	03/31/32(c)	247,450
200,000	4.650	09/20/32(c)	201,793
280,000	4.850	01/11/33(c)	283,699
200,000	3.700	10/30/49	151,210
200,000	5.650	01/11/53(c)	201,677
Israel Government International Bond, Series 10Y
200,000	4.500	01/17/33	197,098
Kuwait International Government Bond
1,138,000	3.500	03/20/27(e)	1,134,615
Mexico Government International Bond
338,000	4.150	03/28/27	338,897
250,000	3.250	04/16/30(c)	238,371
282,000	4.750	04/27/32(c)	278,550
300,000	5.375	03/22/33(c)	301,970
250,000	3.500	02/12/34(c)	219,864
200,000	4.350	01/15/47	153,691
200,000	5.000	04/27/51(c)	164,382
462,000	3.771	05/24/61(c)	291,115
Mexico Government International Bond, MTN
100,000	4.750	03/08/44	84,042
Oman Government International Bond
400,000	6.250	01/25/31(e)	428,936
Panama Government International Bond
81,000	6.700	01/26/36	88,906
200,000	4.500	05/15/47(c)	164,016
244,000	4.500	04/01/56(c)	191,125
200,000	4.500	01/19/63(c)	155,546
Paraguay Government International Bond
500,000	4.950	04/28/31(c)(e)	510,351
Perusahaan Penerbit SBSN Indonesia III
350,000	4.550	03/29/26(e)	350,871
200,000	2.800	06/23/30(e)	187,851
200,000	2.550	06/09/31(e)	182,130
200,000	5.200	07/23/35(e)	203,669
Peruvian Government International Bond
100,000	4.125	08/25/27	100,625
377,000	1.862	12/01/32(c)	317,461
509,000	8.750	11/21/33	643,359
85,000	3.300	03/11/41(c)	67,113
Philippine Government International Bond
200,000	3.750	01/14/29	198,874
338,000	2.457	05/05/30	317,056
220,000	5.609	04/13/33	234,790
229,000	6.375	10/23/34	256,426
200,000	2.650	12/10/45	134,313
Province of Alberta Canada
50,000	3.300	03/15/28	49,777
Province of Ontario Canada
30,000	1.050	05/21/27	29,135
30,000	1.600	02/25/31	27,156

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Sovereign – (continued)
Province of Quebec Canada
$25,000	2.750%		04/12/27	$24,773
Qatar Government International Bond
770,000	3.750		04/16/30(e)	767,533
100,000	6.400		01/20/40(e)	116,525
213,000	5.750		01/20/42(e)	234,058
200,000	4.817		03/14/49(e)	191,878
Republic of Poland Government International Bond, Series 10Y
30,000	3.250		04/06/26	30,045
320,000	5.750		11/16/32(c)	345,333
292,000	4.875		10/04/33(c)	300,014
Republic of Poland Government International Bond, Series 5Y
100,000	5.500		11/16/27(c)	102,871
Romanian Government International Bond
16,000	3.000		02/14/31(e)	14,742
438,000	6.375		01/30/34(e)	463,832
76,000	5.125		06/15/48(e)	65,903
Saudi Government International Bond
300,000	5.125		01/13/28(e)	305,894
300,000	4.750		01/18/28(e)	303,730
200,000	5.375		01/13/31(e)	210,529
326,000	4.875		07/18/33(e)	331,928
300,000	5.000		01/16/34(e)	308,263
200,000	5.625		01/13/35(e)	213,332
200,000	4.500		10/26/46(e)	172,416
300,000	5.000		01/18/53(e)	269,455
Uruguay Government International Bond
66,667	4.375		10/27/27	67,268
15,000	4.375		01/23/31(c)	15,292
486,000	5.750		10/28/34(c)	522,955
261,000	5.100		06/18/50	251,431

				18,935,668

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,625,229)				19,732,533

U.S. Government Agency Obligations – 0.7%
Federal Home Loan Banks
250,000	1.250		12/21/26	245,549
1,950,000	5.500		07/15/36	2,188,439
Federal Home Loan Mortgage Corporation
1,980,000	6.250		07/15/32	2,270,507
Federal Home Loan Mortgage Corporation, MTN
700,000	–		11/15/38(g)	398,776

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,936,952)				5,103,271

U.S. Treasury Obligations – 4.6%

U.S. Treasury Bonds
1,437,000	3.125	(a)	11/15/41	1,224,803
1,600,000	2.375	(a)	02/15/42	1,217,003
1,164,000	3.125	(a)	02/15/42	987,709
1,000,000	3.000	(a)	05/15/42	830,889
12,875,000	2.750	(a)	08/15/42	10,273,138
449,000	3.125	(a)	02/15/43	375,145
80,000	4.375	(a)	08/15/43	78,746
175,000	3.375	(a)	05/15/44	149,384

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

U.S. Treasury Bonds – (continued)
	$100,000	3.000	%(a)	11/15/44	$80,107
	4,505,000	2.375	(a)	11/15/49	3,013,254
	780,000	2.375	(a)	05/15/51	512,062
	1,137,000	2.000	(a)	08/15/51	680,058
	516,000	4.000	(a)	11/15/52	463,776
	1,049,700	4.750	(a)	11/15/53	1,067,128
	2,816,800	4.750	(a)	05/15/55	2,867,435
	2,543,000	4.625	(a)	11/15/55	2,539,738
U.S. Treasury Notes
	255,000	0.500	(a)	04/30/27	246,470
	961,000	3.500	(a)	10/15/28	963,770
	2,168,000	4.375	(a)	12/31/29	2,239,531
	800,000	4.250	(a)	01/31/30	823,148
	650,000	3.875	(a)	06/30/30	660,184
	1,700,200	3.625	(a)	09/30/30	1,709,314
	1,175,000	3.625	(a)	10/31/30	1,181,026
	1,587,000	4.500	(a)	12/31/31	1,660,716

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,931,349)					35,844,534

Shares	Dividend Rate				Value

Investment Company – 11.3%(h)

Goldman Sachs Financial Square Government Fund - Institutional
Shares
	88,276,684	3.589%			88,276,684

(Cost $88,276,684)

TOTAL INVESTMENTS – 110.8% (Cost $857,456,412)					$864,993,142

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.8)%					(84,652,183)

NET ASSETS – 100.0%					$780,340,959

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(b)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $93,663,317 which represents approximately 12.0% of the Fund’s net assets as of February 28, 2026.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2026.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
TSFR	—Term Secured Overnight Financing Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At February 28, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount		Value
FNMA	2.000%	TBA-15yr	03/15/41	$(2,000,000)	$	(1,863,750)
Government National Mortgage Association	4.500	TBA-30yr	03/15/56	(1,000,000)		(988,281)
Total (Proceed Receivable $2,836,602)					$	(2,852,031)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 56.3%

Banks – 25.8%
American Express Co.
(US 5 Year CMT T-Note + 2.854%)
$775,000	3.550%	09/15/74(a)	$770,156
BAC Capital Trust XIV, Series G
(TSFR3M + 0.662%)
109,000	4.385	03/15/12(a)	89,653
Bank of America Corp.
(US 5 Year CMT T-Note + 2.684%)
701,000	6.625	08/01/74(a)	734,297
(US 5 Year CMT T-Note + 2.351%)
801,000	6.250	10/26/74(a)	825,030
Bank of America Corp., Series DD
(TSFR3M + 4.815%)
298,000	6.300	09/10/74(a)	298,373
Bank of America Corp., Series FF
(TSFR3M + 3.193%)
359,000	5.875	09/15/74(a)	366,180
Bank of America Corp., Series RR
(US 5 Year CMT T-Note + 2.760%)
350,000	4.375	04/27/74(a)	349,125
Bank of America Corp., Series TT
(US 5 Year CMT T-Note + 3.231%)
470,000	6.125	07/27/74(a)	477,050
Bank of New York Mellon Corp. (The)
(US 5 Year CMT T-Note + 2.297%)
443,000	6.300	09/20/74(a)	460,166
(US 5 Year CMT T-Note + 2.271%)
323,000	5.950	12/20/74(a)	331,883
Bank of New York Mellon Corp. (The), Series F
(TSFR3M + 3.393%)
287,000	4.625	03/20/74(a)	287,000
Bank of New York Mellon Corp. (The), Series H
(US 5 Year CMT T-Note + 3.352%)
586,000	3.700	03/20/74(a)	585,267
Bank of New York Mellon Corp. (The), Series I
(US 5 Year CMT T-Note + 2.630%)
160,000	3.750	03/20/74(a)	158,200
Capital One Financial Corp., Series M
(US 5 Year CMT T-Note + 3.157%)
572,000	3.950	09/01/74(a)	568,425
Capital One Financial Corp., Series O
(TSFR3M + 3.338%)
101,000	5.500	10/30/74(a)	102,041
Charles Schwab Corp. (The), Series F
(3M USD LIBOR + 2.575%)
438,000	5.000	06/01/74(a)	435,262

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Charles Schwab Corp. (The), Series H
(10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%)
$625,000	4.000%	03/01/75(a)	$591,406
Charles Schwab Corp. (The), Series I
(US 5 Year CMT T-Note + 3.168%)
701,000	4.000	06/01/74(a)	700,124
Charles Schwab Corp. (The), Series K
(US 5 Year CMT T-Note + 3.256%)
273,000	5.000	06/01/74(a)	274,706
Citigroup, Inc.
(US 5 Year CMT T-Note + 3.001%)
763,000	6.625	05/15/74(a)	783,982
Citigroup, Inc., Series AA
(US 5 Year CMT T-Note + 3.211%)
592,000	7.625	02/15/75(a)	626,040
Citigroup, Inc., Series BB
(US 5 Year CMT T-Note + 2.905%)
158,000	7.200	08/15/74(a)	163,728
Citigroup, Inc., Series CC
(US 5 Year CMT T-Note + 2.693%)
464,000	7.125	11/15/74(a)	479,660
Citigroup, Inc., Series DD
(10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.757%)
430,000	7.000	11/15/74(a)	454,187
Citigroup, Inc., Series EE
(US 5 Year CMT T-Note + 2.572%)
595,000	6.750	02/15/75(a)	609,875
Citigroup, Inc., Series FF
(US 5 Year CMT T-Note + 2.726%)
475,000	6.950	05/15/74(a)	489,844
Citigroup, Inc., Series GG
(US 5 Year CMT T-Note + 2.890%)
1,169,000	6.875	11/15/74(a)	1,201,147
Citigroup, Inc., Series T
(TSFR3M + 4.779%)
149,000	6.250	02/15/75(a)	150,118
Citigroup, Inc., Series Y
(US 5 Year CMT T-Note + 3.000%)
240,000	4.150	02/15/75(a)	239,100
Citigroup, Inc., Series Z
(US 5 Year CMT T-Note + 3.209%)
631,000	7.375	08/15/74(a)	657,818

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citizens Financial Group, Inc., Series B
(TSFR3M + 3.265%)
$409,000	6.914%	07/06/23(a)	$410,023
Citizens Financial Group, Inc., Series C
(TSFR3M + 3.419%)
151,000	7.068	04/06/24(a)	151,378
Citizens Financial Group, Inc., Series G
(US 5 Year CMT T-Note + 3.215%)
67,000	4.000	10/06/74(a)	66,665
Fifth Third Bancorp, Series H
(TSFR3M + 3.295%)
163,000	6.967	12/31/74(a)	163,408
Fifth Third Bancorp, Series J
(TSFR3M + 3.391%)
293,000	7.063	09/30/74(a)	292,634
First Citizens BancShares, Inc., Series D
(US 5 Year CMT T-Note + 3.301%)
120,000	7.000	03/15/74(a)	123,750
Huntington Bancshares, Inc., Series F
(10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.945%)
212,000	5.625	10/15/74(a)	217,830
Huntington Bancshares, Inc., Series G
(7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.045%)
223,000	4.450	01/15/75(a)	221,606
Huntington Bancshares, Inc., Series K
(US 5 Year CMT T-Note + 2.653%)
259,000	6.250	01/15/75(a)	260,942
JPMorgan Chase & Co., Series CC
(TSFR3M + 2.842%)
418,000	6.505	05/01/74(a)	421,919
JPMorgan Chase & Co., Series II
(TSFR3M + 2.745%)
861,000	6.406	10/01/74(a)	861,538
JPMorgan Chase & Co., Series KK
(US 5 Year CMT T-Note + 2.850%)
471,000	3.650	09/01/74(a)	468,645
JPMorgan Chase & Co., Series NN
(US 5 Year CMT T-Note + 2.737%)
806,000	6.875	06/01/74(a)	853,352
JPMorgan Chase & Co., Series OO
(US 5 Year CMT T-Note + 2.152%)
800,000	6.500	04/01/74(a)	840,000
KeyCorp, Series D
(TSFR3M + 3.868%)
181,000	5.000	12/15/74(a)	181,453

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
M&T Bank Corp.
(US 5 Year CMT T-Note + 2.679%)
$257,000	3.500%	03/01/75(a)	$254,430
M&T Bank Corp., Series F
(TSFR3M + 3.782%)
32,000	5.125	05/01/74(a)	32,000
Mellon Capital IV, Series 1
(TSFR3M + 0.827%)
182,000	4.521	06/20/12(a)	155,610
Morgan Stanley, Series M
200,000	5.875	03/15/74(a)	200,500
Morgan Stanley, Series N
(TSFR3M + 3.422%)
230,000	7.145	03/15/74(a)	231,150
Northern Trust Corp., Series D
(TSFR3M + 3.464%)
480,000	4.600	04/01/74(a)	481,200
PNC Financial Services Group, Inc. (The), Series S
(TSFR3M + 3.562%)
439,000	5.000	05/01/74(a)	442,841
PNC Financial Services Group, Inc. (The), Series T
(US 5 Year CMT T-Note + 2.595%)
405,000	3.400	12/15/74(a)	399,938
PNC Financial Services Group, Inc. (The), Series U
(US 5 Year CMT T-Note + 3.000%)
575,000	6.000	08/15/74(a)	580,750
PNC Financial Services Group, Inc. (The), Series V
(US 5 Year CMT T-Note + 3.238%)
536,000	6.200	12/15/74(a)	546,050
PNC Financial Services Group, Inc. (The), Series W
(7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.808%)
522,000	6.250	06/15/74(a)	542,228
State Street Corp.
(US 5 Year CMT T-Note + 2.135%)
536,000	6.450	06/15/74(a)	560,790
State Street Corp., Series I
(US 5 Year CMT T-Note + 2.613%)
529,000	6.700	06/15/74(a)	554,127
State Street Corp., Series J
(US 5 Year CMT T-Note + 2.628%)
500,000	6.700	12/15/74(a)	526,250
Truist Financial Corp., Series M
(TSFR3M + 3.048%)
220,000	5.125	06/15/74(a)	220,275
Truist Financial Corp., Series N
(US 5 Year CMT T-Note + 3.003%)
444,000	6.669	03/01/75(a)	446,220

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Truist Financial Corp., Series Q
(10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.349%)
$697,000	5.100%	03/01/75(a)	$706,584
U.S. Bancorp
(US 5 Year CMT T-Note + 2.541%)
661,000	3.700	01/15/75(a)	655,216
U.S. Bancorp, Series J
(TSFR3M + 3.176%)
774,000	5.300	04/15/74(a)	778,837
USB Capital IX
(TSFR3M + 1.282%)
309,000	4.954	04/15/11(a)	251,835
Wells Fargo & Co.
447,000	5.950	12/01/86	476,847
(US 5 Year CMT T-Note + 2.767%)
724,000	6.850	09/15/74(a)	759,295
(US 5 Year CMT T-Note + 3.606%)
847,000	7.625	09/15/74(a)	905,231
Wells Fargo & Co., Series BB
(US 5 Year CMT T-Note + 3.453%)
1,110,000	3.900	03/15/74(a)	1,110,000

			31,613,190

Basic Industry – 0.1%
FMC Corp.
(US 5 Year CMT T-Note + 4.366%)
197,000	8.450	11/01/55(a)	128,050

Building Materials – 0.3%
Stanley Black & Decker, Inc.
(US 5 Year CMT T-Note + 2.657%)
387,000	6.707	03/15/60(a)	387,601

Consumer Cyclical – 0.9%
Aptiv Swiss Holdings Ltd.
(US 5 Year CMT T-Note + 3.385%)
200,000	6.875	12/15/54(a)	208,752
General Motors Financial Co., Inc., Series A
(3M USD LIBOR + 3.598%)
542,000	5.750	03/30/74(a)	542,678
General Motors Financial Co., Inc., Series B
(3M USD LIBOR + 3.436%)
242,000	6.500	03/30/74(a)	245,933
General Motors Financial Co., Inc., Series C
(US 5 Year CMT T-Note + 4.997%)
64,000	5.700	03/30/74(a)	64,480

			1,061,843

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – 0.1%
DENTSPLY SIRONA, Inc.
(US 5 Year CMT T-Note + 4.379%)
$160,000	8.375%	09/12/55(a)	$160,043

Electric – 14.9%
AES Corp. (The)
(US 5 Year CMT T-Note + 3.201%)
414,000	7.600	01/15/55(a)	418,109
(US 5 Year CMT T-Note + 2.890%)
73,000	6.950	07/15/55(a)	70,892
Alliant Energy Corp.
(US 5 Year CMT T-Note + 2.077%)
221,000	5.750	04/01/56(a)	220,128
American Electric Power Co., Inc.
(US 5 Year CMT T-Note + 2.675%)
161,000	6.950	12/15/54(a)	174,364
547,000	3.875	02/15/62(a)	539,137
(US 5 Year CMT T-Note + 2.750%)
147,000	7.050	12/15/54(a)	155,206
American Electric Power Co., Inc., Series C
(US 5 Year CMT T-Note + 2.128%)
436,000	5.800	03/15/56(a)	437,810
American Electric Power Co., Inc., Series D
(US 5 Year CMT T-Note + 1.940%)
716,000	6.050	03/15/56(a)	720,301
CenterPoint Energy, Inc.
(US 5 Year CMT T-Note + 2.586%)
113,000	6.700	05/15/55(a)	116,491
(US 5 Year CMT T-Note + 2.223%)
194,000	5.950	04/01/56(a)	195,658
CenterPoint Energy, Inc., Series A
(US 5 Year CMT T-Note + 3.254%)
192,000	7.000	02/15/55(a)	202,800
CenterPoint Energy, Inc., Series B
(US 5 Year CMT T-Note + 2.946%)
277,000	6.850	02/15/55(a)	294,797
CMS Energy Corp.
(US 5 Year CMT T-Note + 4.116%)
205,000	4.750	06/01/50(a)	203,975
(US 5 Year CMT T-Note + 1.961%)
391,000	6.500	06/01/55(a)	408,517
Dominion Energy, Inc.
(US 5 Year CMT T-Note + 2.207%)
671,000	6.625	05/15/55(a)	704,122

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
(US 5 Year CMT T-Note + 2.006%)
$195,000	6.200%	02/15/56(a)	$198,366
Dominion Energy, Inc.
(US 5 Year CMT T-Note + 2.262%)
395,000	6.000	02/15/56(a)	400,838
Dominion Energy, Inc., Series A
(US 5 Year CMT T-Note + 2.386%)
561,000	6.875	02/01/55(a)	591,324
Dominion Energy, Inc., Series B
(US 5 Year CMT T-Note + 2.511%)
402,000	7.000	06/01/54(a)	436,821
Dominion Energy, Inc., Series C
(US 5 Year CMT T-Note + 3.195%)
251,000	4.350	04/15/74(a)	249,813
Duke Energy Corp.
(US 5 Year CMT T-Note + 2.588%)
386,000	6.450	09/01/54(a)	407,399
(US 5 Year CMT T-Note + 2.321%)
77,000	3.250	01/15/82(a)	75,460
Edison International
(US 5 Year CMT T-Note + 3.864%)
474,000	8.125	06/15/53(a)	493,190
(US 5 Year CMT T-Note + 3.658%)
16,000	7.875	06/15/54(a)	16,671
Entergy Corp.
(US 5 Year CMT T-Note + 2.670%)
362,000	7.125	12/01/54(a)	379,848
(US 5 Year CMT T-Note + 2.013%)
241,000	6.100	06/15/56(a)	243,051
Entergy Corp., Series
(US 5 Year CMT T-Note + 2.179%)
206,000	5.875	06/15/56(a)	206,936
EUSHI Finance, Inc.
(US 5 Year CMT T-Note + 2.509%)
328,000	6.250	04/01/56(a)	331,543
Evergy, Inc.
(US 5 Year CMT T-Note + 2.558%)
193,000	6.650	06/01/55(a)	199,446
Exelon Corp.
(US 5 Year CMT T-Note + 1.975%)
484,000	6.500	03/15/55(a)	506,895

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
National Rural Utilities Cooperative Finance Corp.
(3M USD LIBOR + 3.630%)
$294,000	5.250%	04/20/46(a)	$294,010
(US 5 Year CMT T-Note + 3.533%)
73,000	7.125	09/15/53(a)	76,871
Nevada Power Co.
(US 5 Year CMT T-Note + 1.936%)
59,000	6.250	05/15/55(a)	59,874
NextEra Energy Capital Holdings, Inc.
(US 5 Year CMT T-Note + 2.457%)
404,000	6.750	06/15/54(a)	429,918
(US 5 Year CMT T-Note + 2.364%)
224,000	6.700	09/01/54(a)	234,920
(US 5 Year CMT T-Note + 2.053%)
502,000	6.375	08/15/55(a)	520,046
(US 5 Year CMT T-Note + 1.979%)
534,000	6.500	08/15/55(a)	567,366
(TSFR3M + 2.329%)
42,000	5.990	10/01/66(a)	38,115
(TSFR3M + 2.387%)
256,000	6.110	06/15/67(a)	232,000
(3M USD LIBOR + 2.409%)
356,000	4.800	12/01/77(a)	352,440
(3M USD LIBOR + 3.156%)
196,000	5.650	05/01/79(a)	199,185
(US 5 Year CMT T-Note + 2.547%)
266,000	3.800	03/15/82(a)	261,743
NiSource, Inc.
(US 5 Year CMT T-Note + 2.451%)
157,000	6.950	11/30/54(a)	164,388
(US 5 Year CMT T-Note + 2.527%)
185,000	6.375	03/31/55(a)	192,956
(US 5 Year CMT T-Note + 2.035%)
359,000	5.750	07/15/56(a)	361,326
PacifiCorp
(US 5 Year CMT T-Note + 3.319%)
346,000	7.375	09/15/55(a)	351,542
PG&E Corp.
(US 5 Year CMT T-Note + 3.883%)
647,000	7.375	03/15/55(a)	669,715
PPL Capital Funding, Inc., Series A
(TSFR3M + 2.927%)
149,000	6.612	03/30/67(a)	147,882

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Sempra
(US 5 Year CMT T-Note + 2.868%)
$27,000	4.125%	04/01/52(a)	$26,727
(US 5 Year CMT T-Note + 2.632%)
440,000	6.400	10/01/54(a)	448,250
259,000	6.375	04/01/56(a)	265,425
(US 5 Year CMT T-Note + 2.789%)
477,000	6.875	10/01/54(a)	491,673
(US 5 Year CMT T-Note + 2.138%)
158,000	6.550	04/01/55(a)	161,499
(US 5 Year CMT T-Note + 2.354%)
358,000	6.625	04/01/55(a)	364,516
Sierra Pacific Power Co.
(US 5 Year CMT T-Note + 2.549%)
249,000	6.200	12/15/55(a)	248,598
Southern Co. (The), Series 2025
(US 5 Year CMT T-Note + 2.069%)
734,000	6.375	03/15/55(a)	769,847
Southern Co. (The), Series 21-A
(US 5 Year CMT T-Note + 2.915%)
538,000	3.750	09/15/51(a)	533,362
WEC Energy Group, Inc.
(US 5 Year CMT T-Note + 1.905%)
126,000	5.625	05/15/56(a)	127,081

			18,191,183

Energy – 5.2%
BP Capital Markets PLC
(US 5 Year CMT T-Note + 1.924%)
445,000	6.125	06/18/74(a)	461,132
(US 5 Year CMT T-Note + 2.153%)
214,000	6.450	09/01/74(a)	228,980
(US 5 Year CMT T-Note + 4.398%)
1,203,000	4.875	12/22/74(a)	1,201,496
Energy Transfer LP
(US 5 Year CMT T-Note + 4.020%)
351,000	8.000	05/15/54(a)	376,863
(US 5 Year CMT T-Note + 2.829%)
428,000	7.125	10/01/54(a)	444,585
(US 5 Year CMT T-Note + 2.676%)
514,000	6.500	02/15/56(a)	519,679
(US 5 Year CMT T-Note + 2.475%)
602,000	6.750	02/15/56(a)	616,813

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
(TSFR3M + 3.279%)
$89,000	6.943%	11/01/66(a)	$89,018
Energy Transfer LP, Series B
(3M USD LIBOR + 4.155%)
111,000	6.625	02/15/75(a)	112,797
Energy Transfer LP, Series G
(US 5 Year CMT T-Note + 5.306%)
345,000	7.125	05/15/74(a)	357,591
Energy Transfer LP, Series H
(US 5 Year CMT T-Note + 5.694%)
159,000	6.500	11/15/74(a)	160,474
Enterprise Products Operating LLC, Series D
(TSFR3M + 3.248%)
263,000	6.900	08/16/77(a)	263,401
Enterprise Products Operating LLC, Series E
(TSFR3M + 3.295%)
417,000	5.250	08/16/77(a)	417,091
Phillips 66 Co., Series A
(US 5 Year CMT T-Note + 2.283%)
440,000	5.875	03/15/56(a)	443,833
Phillips 66 Co., Series B
(US 5 Year CMT T-Note + 2.166%)
405,000	6.200	03/15/56(a)	409,047
Plains All American Pipeline LP, Series B
(TSFR3M + 4.372%)
296,000	8.024	11/15/74(a)	296,740

			6,399,540

Financial Company – 1.0%
Air Lease Corp., Series B
(US 5 Year CMT T-Note + 4.076%)
59,000	4.650	06/15/74(a)	58,941
Air Lease Corp., Series C
(US 5 Year CMT T-Note + 3.149%)
19,000	4.125	12/15/74(a)	18,857
Air Lease Corp., Series D
(US 5 Year CMT T-Note + 2.560%)
125,000	6.000	12/15/74(a)	122,039
Ally Financial, Inc., Series B
(US 5 Year CMT T-Note + 3.868%)
440,000	4.700	08/15/74(a)	438,900
Ally Financial, Inc., Series C
(7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.481%)
485,000	4.700	08/15/74(a)	460,144

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Apollo Global Management, Inc.
(US 5 Year CMT T-Note + 2.168%)
$155,000	6.000%	12/15/54(a)	$151,831

			1,250,712

Healthcare – 1.0%
CVS Health Corp.
(US 5 Year CMT T-Note + 2.516%)
177,000	6.750	12/10/54(a)	185,033
(US 5 Year CMT T-Note + 2.886%)
956,000	7.000	03/10/55(a)	1,000,969

			1,186,002

Insurance – 6.1%
ACE Capital Trust II
165,000	9.700	04/01/30	197,552
Aegon Ltd.
(6M USD LIBOR + 3.540%)
200,000	5.500	04/11/48(a)	203,347
Allstate Corp. (The)
(3M USD LIBOR + 2.120%)
180,000	6.500	05/15/67(a)	189,277
Allstate Corp. (The), Series B
(TSFR3M + 3.200%)
338,000	6.852	08/15/53(a)	338,458
American National Group, Inc.
(US 5 Year CMT T-Note + 3.183%)
170,000	7.000	12/01/55(a)	170,524
Assurant, Inc.
(3M USD LIBOR + 4.135%)
129,000	7.000	03/27/48(a)	132,449
Athene Holding Ltd.
(US 5 Year CMT T-Note + 2.607%)
152,000	6.625	10/15/54(a)	150,514
(US 5 Year CMT T-Note + 2.582%)
162,000	6.875	06/28/55(a)	157,343
AXIS Specialty Finance LLC
(US 5 Year CMT T-Note + 3.186%)
258,000	4.900	01/15/40(a)	253,506
Corebridge Financial, Inc.
(US 5 Year CMT T-Note + 3.846%)
348,000	6.875	12/15/52(a)	358,215
(US 5 Year CMT T-Note + 2.646%)
156,000	6.375	09/15/54(a)	158,272
(US 5 Year CMT T-Note + 3.181%)
158,000	6.875	06/01/74(a)	163,530

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Equitable Holdings, Inc.
(US 5 Year CMT T-Note + 2.390%)
$303,000	6.700%	03/28/55(a)	$319,495
Genworth Holdings, Inc.
(TSFR3M + 2.264%)
167,000	5.917	11/15/66(a)	137,884
Lincoln National Corp., Series C
(US 5 Year CMT T-Note + 5.318%)
213,000	9.250	03/01/75(a)	227,644
MetLife, Inc.
(US 5 Year CMT T-Note + 1.817%)
127,000	5.850	03/15/56(a)	126,102
396,000	6.400	12/15/66	415,800
140,000	10.750	08/01/69	186,540
MetLife, Inc., Series D
(TSFR3M + 3.221%)
111,000	5.875	09/15/74(a)	113,359
MetLife, Inc., Series G
(US 5 Year CMT T-Note + 2.078%)
300,000	6.350	03/15/55(a)	313,265
Nationwide Financial Services, Inc.
140,000	6.750	05/15/87	141,135
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
67,000	4.500	09/15/47(a)	66,388
(3M USD LIBOR + 2.665%)
584,000	5.700	09/15/48(a)	591,469
(US 5 Year CMT T-Note + 3.035%)
217,000	3.700	10/01/50(a)	203,719
(US 5 Year CMT T-Note + 3.162%)
332,000	5.125	03/01/52(a)	331,717
(US 5 Year CMT T-Note + 3.234%)
662,000	6.000	09/01/52(a)	691,517
(US 5 Year CMT T-Note + 2.848%)
13,000	6.750	03/01/53(a)	14,088
(US 5 Year CMT T-Note + 2.404%)
436,000	6.500	03/15/54(a)	460,823
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note + 2.392%)
472,000	6.650	09/15/55(a)	491,768
(TSFR3M + 2.927%)
15,000	6.650	12/15/65(a)	14,737
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
110,000	4.700	01/23/48(a)	106,087

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Voya Financial, Inc., Series A
(US 5 Year CMT T-Note + 3.358%)
$92,000	7.758%	03/15/74(a)	$97,002

			7,523,526

Media Non Cable – 0.4%
Paramount Global
(3M USD LIBOR + 3.899%)
126,000	6.250	02/28/57(a)	104,233
(US 5 Year CMT T-Note + 3.999%)
433,000	6.375	03/30/62(a)	343,179

			447,412

Natural Gas – 0.4%
Northwest Natural Holding Co.
(US 5 Year CMT T-Note + 2.701%)
198,000	7.000	09/15/55(a)	207,295
Spire, Inc.
(US 5 Year CMT T-Note + 2.556%)
120,000	6.250	06/01/56(a)	120,735
(US 5 Year CMT T-Note + 2.327%)
165,000	6.450	06/01/56(a)	168,871

			496,901

REITs and Real Estate – 0.1%
HA Sustainable Infrastructure Capital, Inc.
(US 5 Year CMT T-Note + 4.301%)
158,000	8.000	06/01/56(a)	166,569

TOTAL CORPORATE OBLIGATIONS (Cost $68,291,124)			69,012,572

Foreign Corporate Debt – 10.4%

Banks – 1.2%
Bank of Montreal (Canada)
(US 5 Year CMT T-Note + 2.979%)
657,000	6.709	08/25/24(a)	660,285
Bank of Nova Scotia (The) (Canada)
(TSFR3M + 2.910%)
780,000	6.559	04/12/74(a)	780,975

			1,441,260

Electric – 1.0%
Algonquin Power & Utilities Corp. (Canada)
(US 5 Year CMT T-Note + 3.249%)
445,000	4.750	01/18/82(a)	442,219
Brookfield Infrastructure Finance ULC (Canada)
(US 5 Year CMT T-Note + 2.453%)
246,000	6.750	03/15/55(a)	251,494

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Electric – (continued)
Emera, Inc., Series 16-A (Canada)
(3M USD LIBOR + 5.440%)
$532,000	6.750%	06/15/76(a)	$537,320

			1,231,033

Energy – 3.4%
Enbridge, Inc. (Canada)
(US 5 Year CMT T-Note + 2.970%)
131,000	7.200	06/27/54(a)	141,042
(US 5 Year CMT T-Note + 3.122%)
221,000	7.375	03/15/55(a)	235,559
(TSFR3M + 3.680%)
441,000	5.500	07/15/77(a)	444,308
(3M U.S.T-Bill MMY + 3.903%)
139,000	6.250	03/01/78(a)	141,780
(US 5 Year CMT T-Note + 3.708%)
243,000	7.375	01/15/83(a)	250,993
(US 5 Year CMT T-Note + 4.418%)
75,000	7.625	01/15/83(a)	82,514
(US 5 Year CMT T-Note + 4.431%)
580,000	8.500	01/15/84(a)	672,690
Enbridge, Inc., Series 16-A (Canada)
(TSFR3M + 4.152%)
460,000	6.000	01/15/77(a)	464,600
Enbridge, Inc., Series 20-A (Canada)
(US 5 Year CMT T-Note + 5.314%)
137,000	5.750	07/15/80(a)	139,618
Enbridge, Inc., Series NC5 (Canada)
(US 5 Year CMT T-Note + 3.785%)
292,000	8.250	01/15/84(a)	313,893
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US 5 Year CMT T-Note + 3.667%)
217,000	7.500	03/01/55(a)	230,886
(US 5 Year CMT T-Note + 3.949%)
149,000	7.625	03/01/55(a)	155,310
TransCanada PipeLines Ltd. (Canada)
(US 5 Year CMT T-Note + 2.614%)
414,000	7.000	06/01/65(a)	429,897
(TSFR3M + 2.472%)
486,000	6.124	05/15/67(a)	442,260

			4,145,350

Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
(US 5 Year CMT T-Note + 2.720%)
331,000	6.950	03/10/55(a)	355,136

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Financial Company – (continued)
(US 5 Year CMT T-Note + 2.441%)
$203,000	6.500%	01/31/56(a)	$210,151
Brookfield Finance, Inc. (Canada)
(US 5 Year CMT T-Note + 2.076%)
223,000	6.300	01/15/55(a)	223,287

			788,574

Insurance – 0.5%
AXA SA (France)
358,000	8.600	12/15/30	422,259
Fidelis Insurance Holdings Ltd. (United Kingdom)
(US 5 Year CMT T-Note + 4.280%)
200,000	7.750	06/15/55(a)	216,000

			638,259

Wireless – 3.0%
Rogers Communications, Inc. (Canada)
(US 5 Year CMT T-Note + 2.653%)
340,000	7.000	04/15/55(a)	356,150
(US 5 Year CMT T-Note + 2.620%)
418,000	7.125	04/15/55(a)	444,647
TEL U.S. Corp. (Canada)
(US 5 Year CMT T-Note + 2.709%)
271,000	7.000	10/15/55(a)	286,398
TELUS Corp. (Canada)
(US 5 Year CMT T-Note + 2.694%)
299,000	6.375	06/09/56(a)	305,595
TELUS Corp. (Canada)
(US 5 Year CMT T-Note + 2.769%)
502,000	6.625	10/15/55(a)	516,291
TELUS Corp., Series (Canada)
(US 5 Year CMT T-Note + 2.515%)
296,000	6.625	06/09/56(a)	299,835
Vodafone Group PLC (United Kingdom)
(5 Year USD Swap + 4.873%)
837,000	7.000	04/04/79(a)	886,174
(US 5 Year CMT T-Note + 2.767%)
354,000	4.125	06/04/81(a)	333,378
(US 5 Year CMT T-Note + 3.073%)
330,000	5.125	06/04/81(a)	266,063

			3,694,531

Wirelines – 0.6%
Bell Telephone Co. of Canada or Bell Canada (Canada)
(US 5 Year CMT T-Note + 2.390%)
339,000	6.875	09/15/55(a)	358,085

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Wirelines – (continued)
(US 5 Year CMT T-Note + 2.363%)
$387,000	7.000%	09/15/55(a)	$411,707

			769,792

TOTAL FOREIGN CORPORATE DEBT (Cost $12,534,963)			12,708,799

U.S. Government Agency Obligations – 0.3%
CoBank ACB, Series I
(TSFR3M + 4.660%)
86,000	6.250	10/01/74(a)	86,215
CoBank ACB, Series K
(US 5 Year CMT T-Note + 3.487%)
250,000	6.450	01/01/75(a)	251,250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $339,558)			337,465

Shares	Description	Dividend Rate	Value

Preferred Stocks – 31.7%

Communications – 2.1%
24,363	AT&T, Inc., Series C	4.75%	474,591
17,544	AT&T, Inc., Series A	5.00	366,319
20,292	AT&T, Inc.	5.35	460,425
26,296	Qwest Corp.	6.50	514,247
9,824	Telephone and Data Systems, Inc., Series VV	6.00	196,971
7,717	Telephone and Data Systems, Inc., Series UU	6.63	170,932
14,748	T-Mobile USA, Inc.	5.50	340,972

			2,524,457

Consumer, Cyclical – 0.7%
3,205	Brunswick Corp.	6.38	79,356
34,419	Ford Motor Co.	6.00	743,640

			822,996

Consumer, Non-cyclical – 0.2%
3,212	Triton International Ltd., Series E	5.75	66,231
5,512	Triton International Ltd.	7.38	138,101

			204,332

Financial – 25.4%
15,920	AEGON Funding Co. LLC	5.10	318,400
17,497	Affiliated Managers Group, Inc.	4.75	379,208

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
3,212	Agree Realty Corp., Series A	4.25%	$55,696
4,606	Allstate Corp. (The), Series I	4.75	90,416
16,742	Allstate Corp. (The), Series H	5.10	356,437
9,226	Allstate Corp. (The), Series J	7.38	246,334
9,555	American Financial Group, Inc.	5.13	194,669
2,156	American Homes 4 Rent, Series G	5.88	49,308
2,396	American Homes 4 Rent, Series H	6.25	57,815
4,687	American National Group, Inc.	7.38	116,800
8,186	Apollo Global Management, Inc.	7.63	210,216
6,713	Arch Capital Group Ltd., Series G	4.55	118,149
6,088	Arch Capital Group Ltd., Series F	5.45	126,570
4,556	Aspen Insurance Holdings Ltd., Series **	5.63	95,357
8,440	Aspen Insurance Holdings Ltd.	5.63	190,819
1,868	Associated Banc- Corp., Series E	5.88	39,602
5,080	Associated Banc-Corp.	6.63	126,289
4,604	Assurant, Inc.	5.25	94,474
8,587	Athene Holding Ltd., Series D	4.88	144,262
6,376	Athene Holding Ltd., Series B	5.63	124,651
13,225	Athene Holding Ltd., Series A	6.35	322,426
8,193	Athene Holding Ltd.	7.25	205,644
7,312	Athene Holding Ltd., Series E	7.75	187,772
8,391	Axis Capital Holdings Ltd., Series E	5.50	171,092
2,412	Banc of California, Inc., Series F	7.75	61,024
11,885	Bank of America Corp., Series PP	4.13	207,274
17,031	Bank of America Corp., Series QQ	4.25	302,471
13,997	Bank of America Corp., Series NN	4.38	257,545

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
5,268	Bank of America Corp., Series 5	4.43%	$103,990
4,068	Bank of America Corp., Series E	4.57	82,458
3,884	Bank of America Corp., Series 02	4.58	75,544
2,732	Bank of America Corp., Series 4	4.68	54,367
9,004	Bank of America Corp., Series SS	4.75	180,530
16,873	Bank of America Corp., Series LL	5.00	359,732
17,881	Bank of America Corp., Series KK	5.38	406,435
11,073	Bank of America Corp., Series HH	5.88	278,375
14,497	Bank of America Corp., Series GG	6.00	366,339
3,356	Bank of Hawaii Corp., Series A	4.38	54,267
1,873	Bank of Hawaii Corp.	8.00	49,766
5,418	Brighthouse Financial, Inc., Series D	4.63	66,696
3,133	Brighthouse Financial, Inc., Series C	5.38	43,016
5,899	Brighthouse Financial, Inc.	6.25	104,117
6,601	Brighthouse Financial, Inc., Series A	6.60	110,831
6,402	Brighthouse Financial, Inc., Series B	6.75	109,282
3,692	Brookfield Finance I UK PLC	4.50	56,340
5,919	Brookfield Finance, Inc., Series 50	4.63	93,875
4,316	Brookfield Oaktree Holdings LLC, Series B	6.55	92,837
3,356	Brookfield Oaktree Holdings LLC, Series A	6.63	71,785
4,556	Brookfield Property Partners LP, Series A	5.75	62,873
3,356	Brookfield Property Partners LP, Series A-1	6.50	53,797
7,813	Capital One Financial Corp., Series N	4.25	128,915

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
12,413	Capital One Financial Corp., Series L	4.38%	$213,379
2,300	Capital One Financial Corp., Series K	4.63	41,354
23,573	Capital One Financial Corp., Series J	4.80	437,751
24,209	Capital One Financial Corp., Series I	5.00	475,465
9,288	Carlyle Finance LLC	4.63	163,376
10,977	Charles Schwab Corp. (The), Series J	4.45	206,258
11,958	Charles Schwab Corp. (The), Series D	5.95	300,983
8,197	Citizens Financial Group, Inc., Series E	5.00	163,694
5,496	Citizens Financial Group, Inc., Series H	7.38	144,270
9,558	Corebridge Financial, Inc.	6.38	224,995
2,780	Cullen/Frost Bankers, Inc., Series B	4.45	49,845
6,376	Digital Realty Trust, Inc., Series L	5.20	131,919
3,692	Digital Realty Trust, Inc., Series J	5.25	77,643
3,836	Digital Realty Trust, Inc., Series K	5.85	91,412
2,828	EPR Properties, Series G	5.75	58,907
5,512	Equitable Holdings, Inc., Series C	4.30	91,279
5,895	Equitable Holdings, Inc., Series A	5.25	121,319
8,524	F&G Annuities & Life, Inc.	7.30	194,796
4,556	Fifth Third Bancorp, Series K	4.95	89,981
3,692	Fifth Third Bancorp, Series A	6.00	90,306
5,893	Fifth Third Bancorp*	6.88	151,745

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
6,376	First Citizens BancShares, Inc., Series A	5.38%	$137,339
2,732	First Horizon Corp., Series F	4.70	51,389
2,732	First Horizon Corp., Series E	6.50	67,562
5,413	Flagstar Bank NA, Series A	6.38	122,983
3,692	Fulton Financial Corp., Series A	5.13	71,034
3,116	Global Net Lease, Inc., Series A	7.25	72,291
6,088	Globe Life, Inc.	4.25	103,131
3,116	Hancock Whitney Corp.	6.25	75,189
6,464	Hartford Financial Services Group, Inc. (The), Series G	6.00	162,117
9,153	Huntington Bancshares, Inc., Series H	4.50	163,290
3,256	Huntington Bancshares, Inc., Series L*	5.50	70,069
3,260	Huntington Bancshares, Inc., Series C	5.70	75,893
5,992	Huntington Bancshares, Inc., Series J	6.88	153,994
8,305	Jackson Financial, Inc.	8.00	214,684
23,456	JPMorgan Chase & Co., Series MM	4.20	435,812
20,239	JPMorgan Chase & Co., Series JJ	4.55	395,470
21,712	JPMorgan Chase & Co., Series LL	4.63	432,720
26,005	JPMorgan Chase & Co., Series GG	4.75	531,542
20,079	JPMorgan Chase & Co., Series DD	5.75	502,577
2,828	Kemper Corp.	5.88	66,656
8,293	KeyCorp, Series G	5.63	183,358
7,861	KeyCorp, Series F	5.65	171,527
9,201	KeyCorp, Series E	6.13	232,693
11,025	KeyCorp	6.20	282,240
4,076	Kimco Realty Corp., Series L	5.13	82,865
4,796	Kimco Realty Corp., Series M	5.25	99,997
7,578	KKR & Co., Inc., Series T	6.88	191,496

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
4,038	KKR Group Finance Co. IX LLC	4.63%	$71,028
6,968	Lincoln National Corp., Series D	9.00	184,095
3,558	M&T Bank Corp., Series H	5.63	89,804
3,760	M&T Bank Corp., Series K	6.35	94,752
11,459	M&T Bank Corp., Series J	7.50	307,674
6,225	Merchants Bancorp	7.63	155,172
18,710	MetLife, Inc., Series F	4.75	365,781
11,025	MetLife, Inc., Series A	4.98	238,691
12,632	MetLife, Inc., Series E	5.63	304,431
24,170	Morgan Stanley, Series O	4.25	436,027
20,789	Morgan Stanley, Series A	4.63	411,622
9,201	Morgan Stanley, Series L	4.88	192,025
18,453	Morgan Stanley, Series K	5.85	458,188
18,453	Morgan Stanley, Series I	6.38	467,414
18,354	Morgan Stanley, Series P	6.50	473,717
17,516	Morgan Stanley, Series Q	6.63	462,422
15,721	Morgan Stanley, Series F	6.88	398,999
5,512	Navient Corp.	6.00	106,767
7,333	Northern Trust Corp., Series E	4.70	145,047
6,472	Pinnacle Financial Partners, Inc., Series B*	8.40	169,243
25,276	Prudential Financial, Inc.	4.13	549,196
4,604	Public Storage, Series N	3.88	71,592
3,164	Public Storage, Series O	3.90	49,991
2,972	Public Storage, Series Q	3.95	47,255
6,799	Public Storage, Series R	4.00	109,260
9,710	Public Storage, Series P	4.00	156,234
4,556	Public Storage, Series S	4.10	74,855
4,748	Public Storage, Series M	4.13	79,671

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
4,704	Public Storage, Series L	4.63%	$88,059
3,904	Public Storage, Series J	4.70	73,786
4,220	Public Storage, Series K	4.75	81,446
4,973	Public Storage, Series I	4.88	98,714
4,705	Public Storage, Series G	5.05	98,335
4,145	Public Storage, Series F	5.15	86,672
4,327	Public Storage, Series H	5.60	101,641
7,333	Regions Financial Corp., Series E	4.45	129,061
9,336	Regions Financial Corp., Series C	5.70	229,105
5,803	Regions Financial Corp.	6.95	150,298
17,906	Reinsurance Group of America, Inc.	5.75	454,159
9,201	RenaissanceRe Holdings Ltd., Series G	4.20	146,848
3,789	RenaissanceRe Holdings Ltd., Series F	5.75	84,154
4,220	SL Green Realty Corp., Series I	6.50	93,389
5,560	Stifel Financial Corp., Series D	4.50	96,522
4,124	Stifel Financial Corp.	5.20	84,088
3,692	Stifel Financial Corp., Series C	6.13	88,645
2,972	Stifel Financial Corp., Series B	6.25	71,774
7,800	Synchrony Financial, Series A	5.63	153,972
6,981	Synchrony Financial, Series B	8.25	182,344
5,560	Texas Capital Bancshares, Inc., Series B	5.75	124,322
3,164	Truist Financial Corp., Series I	4.45	61,666
14,138	Truist Financial Corp., Series R	4.75	272,157
10,545	Truist Financial Corp., Series O	5.25	230,725
9,363	U.S. Bancorp, Series L	3.75	145,969
13,967	U.S. Bancorp, Series M	4.00	232,970

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
8,197	U.S. Bancorp, Series O	4.50%	$152,628
14,403	U.S. Bancorp, Series B*	4.53	272,937
10,545	U.S. Bancorp, Series K	5.50	247,491
4,646	UMB Financial Corp.	7.75	124,513
5,560	Unum Group	6.25	129,659
1,868	Valley National Bancorp, Series B	7.53	47,064
2,156	Valley National Bancorp, Series A	7.77	54,116
5,464	Vornado Realty Trust, Series O	4.45	81,905
5,560	Vornado Realty Trust, Series N	5.25	97,022
5,848	Vornado Realty Trust, Series M	5.25	100,761
5,560	Vornado Realty Trust, Series L	5.40	98,579
5,560	Voya Financial, Inc., Series B	5.35	133,829
11,120	W R Berkley Corp.	4.13	208,500
5,560	WaFd, Inc., Series A	4.88	91,184
2,780	Webster Financial Corp., Series F	5.25	57,824
22,960	Wells Fargo & Co., Series DD	4.25	411,214
18,453	Wells Fargo & Co., Series CC	4.38	335,660
21,476	Wells Fargo & Co., Series AA	4.70	418,782
28,699	Wells Fargo & Co., Series Z	4.75	570,249
12,701	Wells Fargo & Co., Series Y	5.63	313,715
5,512	Western Alliance Bancorp, Series A	4.25	128,209
6,554	Wintrust Financial Corp., Series F	7.88	174,992

			31,110,089

Utilities – 3.3%
14,000	Brookfield BRP Holdings Canada, Inc.	4.63	240,713
7,384	Brookfield Infrastructure Finance ULC	5.00	145,431
3,692	Brookfield Infrastructure Partners LP, Series 14	5.00	60,696
16,023	CMS Energy Corp.	5.63	369,959

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Utilities – (continued)
5,272	DTE Energy Co.	4.38%	$91,206
3,692	DTE Energy Co., Series G	4.38	65,164
7,333	DTE Energy Co., Series E	5.25	163,013
7,376	DTE Energy Co., Series H	6.25	184,769
8,156	Duke Energy Corp.	5.63	200,964
16,741	Duke Energy Corp., Series A	5.75	418,692
7,573	Entergy Arkansas LLC	4.88	160,017
2,052	Entergy Mississippi LLC	4.90	42,784
2,060	Entergy New Orleans LLC	5.50	46,659
4,988	Georgia Power Co., Series 2017	5.00	116,021
3,572	National Rural Utilities Cooperative Finance Corp., Series US	5.50	85,121
9,019	NextEra Energy Capital Holdings, Inc., Series N	5.65	215,825
10,671	NextEra Energy Capital Holdings, Inc., Series U	6.50	270,617
4,076	SCE Trust II	5.10	77,485
11,035	Sempra	5.75	248,287
9,839	Southern Co. (The), Series C	4.20	180,447
16,764	Southern Co. (The)	5.25	404,089
2,855	Spire, Inc.*	6.38	71,118
9,818	Xcel Energy, Inc.	6.25	244,959

			4,104,036

TOTAL PREFERRED STOCKS (Cost $40,336,972)			38,765,910

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
173,396	3.589%	$173,396

(Cost $173,396)

TOTAL INVESTMENTS – 98.8% (Cost $121,676,013)		$120,998,142

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,509,229

NET ASSETS – 100.0%		$122,507,371

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
T-Bill	—Treasury Bill
TSFR	—Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $34,522,506, $130,275,429, $230,755,604 and $11,689,617, respectively)	$36,020,507	$131,241,086	$231,829,337	$11,847,769
Investments in affiliated issuers, at value (cost $83,376, $2,745,362, $283,482 and $–, respectively)	83,376	2,745,362	283,482	—
Cash	71,375	93,142	63,614	44,159
Receivables:
Interest and Dividends	493,817	2,181,335	432,710	130,713
Investments sold	328,365	—	3,420,501	—
Fund shares sold	—	4,536,319	—	2,397,450

Total assets	36,997,440	140,797,244	236,029,644	14,420,091

Liabilities:

Payables:
Investments purchased	386,132	4,701,322	3,556,617	2,432,589
Management fees	3,474	6,330	9,071	252

Total liabilities	389,606	4,707,652	3,565,688	2,432,841

Net Assets:

Paid-in capital	40,499,175	138,303,400	247,205,608	12,016,480
Total distributable loss	(3,891,341)	(2,213,808)	(14,741,652)	(29,230)

NET ASSETS	$36,607,834	$136,089,592	$232,463,956	$11,987,250

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	850,000	3,000,000	4,650,000	250,000

Net asset value per share:	$43.07	$45.36	$49.99	$47.95

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Municipal Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $885,706,737, $9,836,421, $7,081,237,739 and $769,179,728, respectively)	$874,737,701	$10,172,086	$7,083,435,023	$776,716,458
Investments in affiliated issuers, at value (cost $4,711,556, $–, $– and $88,276,684, respectively)	4,711,556	—	—	88,276,684
Cash	737,152	48,787	10,353,250	11,163,152
Receivables:
Fund shares sold	39,859,646	—	—	—
Interest and Dividends	10,865,127	100,679	15,097,908	5,103,913
Investments sold	—	—	12,020,925	—
Investments sold on an extended-settlement basis	—	—	—	10,626,758
Reimbursement from investment adviser	—	—	46,873	—

Total assets	930,911,182	10,321,552	7,120,953,979	891,886,965

Liabilities:

Forward sale contracts, at value (proceeds received $–, $–, $– and $2,836,602, respectively)	—	—	—	2,852,031
Payables:
Investments purchased	39,906,511	45,858	—	6,310,572
Management fees	22,075	269	328,115	15,651
Investments purchased on an extended-settlement basis	—	—	—	102,367,752
Fund shares redeemed	—	—	12,024,699	—

Total liabilities	39,928,586	46,127	12,352,814	111,546,006

Net Assets:

Paid-in capital	911,133,556	9,925,123	7,087,169,311	817,296,774
Total distributable earnings (loss)	(20,150,960)	350,302	21,431,854	(36,955,815)

NET ASSETS	$890,982,596	$10,275,425	$7,108,601,165	$780,340,959

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	19,000,000	200,000	70,940,000	18,500,000

Net asset value per share:	$46.89	$51.38	$100.21	$42.18

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

Access U.S. Preferred Stock and Hybrid Securities ETF

Assets:

Investments in unaffiliated issuers, at value (cost $121,502,617)	$120,824,746
Investments in affiliated issuers, at value (cost $173,396)	173,396
Cash	66,065
Receivables:
Fund shares sold	2,552,245
Interest and Dividends	1,461,792

Total assets	125,078,244

Liabilities:

Payables:
Investments purchased	2,553,113
Management fees	17,760

Total liabilities	2,570,873

Net Assets:

Paid-in capital	121,131,224
Total distributable earnings	1,376,147

NET ASSETS	$122,507,371

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,400,000

Net asset value per share:	$51.04

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Investment income:

Interest	$983,817	$3,504,981	$2,254,663	$234,024

Dividends from Affiliated Underlying Funds	2,283	17,528	5,441	40

Total Investment Income	986,100	3,522,509	2,260,104	234,064

Expenses:

Management fees	41,187	66,628	103,310	3,465

Trustee fees	7,509	10,201	13,968	629

Total expenses	48,696	76,829	117,278	4,094

Less — expense reductions	(100)	(754)	(231)	(2)

Net expenses	48,596	76,075	117,047	4,092

NET INVESTMENT INCOME	937,504	3,446,434	2,143,057	229,972

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(23,584)	(239,172)	(856,761)	13,073

In-kind redemptions	—	253,632	—	43,676

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	1,124,087	(737,739)	3,270,779	(13,297)

Net realized and unrealized gain (loss)	1,100,503	(723,279)	2,414,018	43,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,038,007	$2,723,155	$4,557,075	$273,424

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Municipal Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF

Investment income:

Interest	$17,236,289	$164,364	$126,662,226	$13,068,187

Dividends from Affiliated Underlying Funds	70,356	740	—	1,479,363

Total Investment Income	17,306,645	165,104	126,662,226	14,547,550

Expenses:

Management fees	277,487	3,440	4,548,352	259,729

Trustee fees	15,626	576	33,720	15,505

Total expenses	293,113	4,016	4,582,072	275,234

Less — expense reductions	(2,952)	(32)	(654,582)	(61,896)

Net expenses	290,161	3,984	3,927,490	213,338

NET INVESTMENT INCOME	17,016,484	161,120	122,734,736	14,334,212

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(317,576)	7,347	2,851,069	48,268

In-kind redemptions	(6,069)	—	316,200	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	11,713,585	334,436	(846,651)	13,088,560

Securities sold short	—	—	—	(13,008)

Net realized and unrealized gain	11,389,940	341,783	2,320,618	13,123,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,406,424	$502,903	$125,055,354	$27,458,032

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

Access U.S. Preferred Stock and Hybrid Securities ETF

Investment income:

Interest	$2,820,996

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,744)	1,531,844

Dividends from Affiliated Underlying Funds	10,683

Total Investment Income	4,363,523

Expenses:

Management fees	320,461

Trustee fees	13,868

Total expenses	334,329

Less — expense reductions	(486)

Net expenses	333,843

NET INVESTMENT INCOME	4,029,680

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	163,649

In-kind redemptions	1,579,539

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,892,462)

Net realized and unrealized loss	(149,274)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,880,406

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets

	Access Emerging Markets USD Bond ETF		Access High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$937,504	$3,250,895	$3,446,434	$8,862,114

Net realized gain (loss)	(23,584)	(1,587,686)	14,460	960,994

Net change in unrealized gain (loss)	1,124,087	(213,729)	(737,739)	(709,929)

Net increase in net assets resulting from operations	2,038,007	1,449,480	2,723,155	9,113,179

Distributions to shareholders:

From distributable earnings	(930,649)	(3,384,173)	(3,394,537)	(9,243,466)

From share transactions:

Proceeds from sales of shares	4,290,020	24,381,552	49,989,650	24,819,985

Cost of shares redeemed	–	(58,207,043)	(9,119,324)	(93,662,524)

Net increase (decrease) in net assets resulting from share transactions	4,290,020	(33,825,491)	40,870,326	(68,842,539)

TOTAL INCREASE (DECREASE)	5,397,378	(35,760,184)	40,198,944	(68,972,826)

Net Assets:

Beginning of period	$31,210,456	$66,970,640	$95,890,648	$164,863,474

End of period	$36,607,834	$31,210,456	$136,089,592	$95,890,648

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Inflation Protected USD Bond ETF		Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$2,143,057	$6,000,433	$229,972	$402,222

Net realized gain (loss)	(856,761)	(4,976,133)	56,749	12,926

Net change in unrealized gain (loss)	3,270,779	6,356,131	(13,297)	57,880

Net increase in net assets resulting from operations	4,557,075	7,380,431	273,424	473,028

Distributions to shareholders:

From distributable earnings	(3,606,343)	(5,296,599)	(238,198)	(398,999)

From share transactions:

Proceeds from sales of shares	59,413,827	40,468,243	2,397,450	4,741,161

Cost of shares redeemed	(5,019,197)	(2,456,120)	(2,398,446)	(2,342,936)

Net increase (decrease) in net assets resulting from share transactions	54,394,630	38,012,123	(996)	2,398,225

TOTAL INCREASE	55,345,362	40,095,955	34,230	2,472,254

Net Assets:

Beginning of period	$177,118,594	$137,022,639	$11,953,020	$9,480,766

End of period	$232,463,956	$177,118,594	$11,987,250	$11,953,020

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Investment Grade Corporate Bond ETF		Access Municipal Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$17,016,484	$36,731,361	$161,120	$299,812

Net realized gain (loss)	(323,645)	(16,951,449)	7,347	(2,254)

Net change in unrealized gain (loss)	11,713,585	3,486,042	334,436	(58,912)

Net increase in net assets resulting from operations	28,406,424	23,265,954	502,903	238,646

Distributions to shareholders:

From distributable earnings	(16,577,577)	(37,317,516)	(156,610)	(292,504)

From share transactions:

Proceeds from sales of shares	239,594,508	256,045,538	–	–

Cost of shares redeemed	(34,937,825)	(437,237,433)	–	–

Net increase (decrease) in net assets resulting from share transactions	204,656,683	(181,191,895)	–	–

TOTAL INCREASE (DECREASE)	216,485,530	(195,243,457)	346,293	(53,858)

Net Assets:

Beginning of period	$674,497,066	$869,740,523	$9,929,132	$9,982,990

End of period	$890,982,596	$674,497,066	$10,275,425	$9,929,132

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Treasury 0-1 Year ETF		Access U.S. Aggregate Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$122,734,736	$256,010,471	$14,334,212	$19,358,656

Net realized gain (loss)	3,167,269	5,313,205	48,268	(6,309,756)

Net change in unrealized gain (loss)	(846,651)	(2,985,023)	13,075,552	3,981,306

Net increase in net assets resulting from operations	125,055,354	258,338,653	27,458,032	17,030,206

Distributions to shareholders:

From distributable earnings	(124,332,827)	(257,005,734)	(14,461,085)	(18,542,988)

From share transactions:

Proceeds from sales of shares	1,398,116,822	2,568,612,727	129,196,796	302,294,746

Cost of shares redeemed	(535,466,108)	(1,668,103,826)	–	(61,578,462)

Net increase in net assets resulting from share transactions	862,650,714	900,508,901	129,196,796	240,716,284

TOTAL INCREASE	863,373,241	901,841,820	142,193,743	239,203,502

Net Assets:

Beginning of period	$6,245,227,924	$5,343,386,104	$638,147,216	$398,943,714

End of period	$7,108,601,165	$6,245,227,924	$780,340,959	$638,147,216

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access U.S. Preferred Stock and Hybrid Securities ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$4,029,680	$5,309,784

Net realized gain	1,743,188	541,963

Net change in unrealized loss	(1,892,462)	(298,622)

Net increase in net assets resulting from operations	3,880,406	5,553,125

Distributions to shareholders:

From distributable earnings	(4,198,875)	(5,034,990)

From share transactions:

Proceeds from sales of shares	89,587,655	52,741,082

Cost of shares redeemed	(78,900,101)	(30,457,841)

Net increase in net assets resulting from share transactions	10,687,554	22,283,241

TOTAL INCREASE	10,369,085	22,801,376

Net Assets:

Beginning of period	$112,138,286	$89,336,910

End of period	$122,507,371	$112,138,286

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Access Emerging Markets USD Bond ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,			For the Period February 15, 2022*
	February 28, 2026 (Unaudited)		2025	2024	2023	to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$41.61		$41.86	$39.59	$40.58	$49.68

Net investment income(a)	1.22		2.39	2.33	2.40	1.33

Net realized and unrealized gain (loss)	1.45		(0.01)	2.27	(1.02)	(9.29)

Total from investment operations	2.67		2.38	4.60	1.38	(7.96)

Distributions to shareholders from net investment income	(1.21)		(2.63)	(2.33)	(2.37)	(1.14)

Net asset value, end of period	$43.07		$41.61	$41.86	$39.59	$40.58

Market price, end of period	$43.13		$41.61	$41.91	$39.64	$40.13

Total Return at Net Asset Value(b)	6.52%		6.03%	12.08%	3.54%	(16.11)%

Net assets, end of period (in 000’s)	$36,608		$31,210	$66,971	$51,461	$32,462

Ratio of net expenses to average net assets	0.30	%(c)	0.35%	0.39%	0.22%	0.00	%(c)

Ratio of net investment income to average net assets	5.78	%(c)	5.87%	5.82%	6.02%	5.67	%(c)

Portfolio turnover rate(d)	12%		17%	14%	8%	34%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access High Yield Corporate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$45.66		$45.17	$43.08	$42.70	$50.40	$49.29

Net investment income(a)	1.52		3.09	2.94	2.55	2.21	2.24

Net realized and unrealized gain (loss)	(0.28)		0.56	1.99	0.39	(7.63)	1.15

Total from investment operations	1.24		3.65	4.93	2.94	(5.42)	3.39

Distributions to shareholders from net investment income	(1.54)		(3.16)	(2.84)	(2.56)	(2.28)	(2.28)

Net asset value, end of period	$45.36		$45.66	$45.17	$43.08	$42.70	$50.40

Market price, end of period	$45.33		$45.60	$45.09	$43.04	$42.28	$50.38

Total Return at Net Asset Value(b)	2.77%		8.45%	11.93%	7.13%	(11.07)%	7.05%

Net assets, end of period (in 000’s)	$136,090		$95,891	$164,863	$101,247	$134,509	$231,834

Ratio of net expenses to average net assets	0.15	%(c)	0.24%	0.34%	0.34%	0.34%	0.34%

Ratio of net investment income to average net assets	6.73	%(c)	6.87%	6.75%	5.99%	4.69%	4.49%

Portfolio turnover rate(d)	15%		28%	19%	14%	15%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Inflation Protected USD Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$49.89		$49.38	$48.32	$51.68	$58.52	$56.96

Net investment income(a)	0.54		2.01	1.77	0.93	3.70	2.85

Net realized and unrealized gain (loss)	0.52		0.26	1.10	(2.78)	(7.14)	0.30

Total from investment operations	1.06		2.27	2.87	(1.85)	(3.44)	3.15

Distributions to shareholders from net investment income	(0.96)		(1.76)	(1.81)	(1.51)	(3.40)	(1.59)

Net asset value, end of period	$49.99		$49.89	$49.38	$48.32	$51.68	$58.52

Market price, end of period	$50.05		$49.93	$49.37	$48.36	$51.64	$58.54

Total Return at Net Asset Value(b)	2.15%		4.69%	6.11%	(3.64)%	(6.08)%	5.62%

Net assets, end of period (in 000’s)	$232,464		$177,119	$137,023	$111,143	$165,372	$146,311

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%

Ratio of net investment income to average net assets	2.19	%(c)	4.08%	3.66%	1.90%	6.63%	4.96%

Portfolio turnover rate(d)	17%		45%	39%	30%	18%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	137

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate 1-5 Year Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$47.81		$47.40	$46.01	$46.46	$50.28	$50.21

Net investment income(a)	1.07		2.17	2.09	1.43	0.62	0.41

Net realized and unrealized gain (loss)	0.18		0.42	1.34	(0.47)	(3.77)	0.14

Total from investment operations	1.25		2.59	3.43	0.96	(3.15)	0.55

Distributions to shareholders from net investment income	(1.11)		(2.18)	(2.04)	(1.41)	(0.67)	(0.48)

Net asset value, end of period	$47.95		$47.81	$47.40	$46.01	$46.46	$50.28

Market price, end of period	$47.96		$47.80	$47.46	$46.03	$46.38	$50.30

Total Return at Net Asset Value(b)	2.64%		5.63%	7.65%	2.11%	(6.30)%	1.10%

Net assets, end of period (in 000’s)	$11,987		$11,953	$9,481	$9,202	$16,262	$30,168

Ratio of net expenses to average net assets	0.08	%(c)	0.11%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income to average net assets	4.50	%(c)	4.60%	4.52%	3.12%	1.27%	0.82%

Portfolio turnover rate(d)	14%		37%	64%	37%	45%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$46.20		$46.63	$44.63	$45.81	$55.24	$55.39

Net investment income(a)	1.07		2.13	1.98	1.59	1.27	1.26

Net realized and unrealized gain (loss)	0.68		(0.42)	1.92	(1.23)	(9.43)	(0.14)

Total from investment operations	1.75		1.71	3.90	0.36	(8.16)	1.12

Distributions to shareholders from net investment income	(1.06)		(2.14)	(1.90)	(1.54)	(1.27)	(1.27)

Net asset value, end of period	$46.89		$46.20	$46.63	$44.63	$45.81	$55.24

Market price, end of period	$46.84		$46.13	$46.69	$44.63	$45.61	$55.19

Total Return at Net Asset Value(b)	3.84%		3.81%	8.98%	0.84%	(14.96)%	2.07%

Net assets, end of period (in 000’s)	$890,983		$674,497	$869,741	$682,841	$634,530	$776,118

Ratio of net expenses to average net assets	0.08	%(c)	0.11%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income to average net assets	4.64	%(c)	4.66%	4.39%	3.55%	2.50%	2.30%

Portfolio turnover rate(d)	5%		10%	6%	5%	12%	11%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	139

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Access Municipal Bond ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,		For the Period March 7, 2023*
	February 28, 2026 (Unaudited)		2025	2024	to August 31, 2023

Per Share Operating Performance:

Net asset value, beginning of period	$49.65		$49.91	$49.58	$49.91

Net investment income(a)	0.81		1.50	1.46	0.66

Net realized and unrealized gain (loss)	1.70		(0.30)	0.42	(0.45)

Total from investment operations	2.51		1.20	1.88	0.21

Distributions to shareholders from net investment income	(0.78)		(1.46)	(1.55)	(0.54)

Net asset value, end of period	$51.38		$49.65	$49.91	$49.58

Market price, end of period	$51.50		$49.73	$49.98	$49.63

Total Return at Net Asset Value(b)	5.10%		2.47%	3.86%	0.42%

Net assets, end of period (in 000’s)	$10,275		$9,929	$9,983	$19,831

Ratio of net expenses to average net assets	0.08	%(c)	0.12%	0.16%	0.25	%(c)

Ratio of net investment income to average net assets	3.21	%(c)	3.04%	2.94%	2.72	%(c)

Portfolio turnover rate(d)(e)	11%		27%	25%	10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the fiscal years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Treasury 0-1 Year ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2026 (Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$100.21		$100.23	$100.07	$99.84	$100.09	$100.44

Net investment income (loss)(a)	1.86		4.29	5.14	4.17	0.52	(0.02)

Net realized and unrealized gain (loss)	0.05		0.05	0.17	(0.26)	(0.51)	(0.01)

Total from investment operations	1.91		4.34	5.31	3.91	0.01	(0.03)

Distributions to shareholders from net investment income	(1.91)		(4.36)	(5.15)	(3.68)	(0.26)	(0.27)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.05)

Total distributions	(1.91)		(4.36)	(5.15)	(3.68)	(0.26)	(0.32)

Net asset value, end of period	$100.21		$100.21	$100.23	$100.07	$99.84	$100.09

Market price, end of period	$100.20		$100.21	$100.23	$100.12	$99.88	$100.08

Total Return at Net Asset Value(b)	1.92%		4.43%	5.45%	3.99%	0.01%	(0.03)%

Net assets, end of period (in 000’s)	$7,108,601		$6,245,228	$5,343,386	$6,013,216	$3,087,061	$1,857,660

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income (loss) to average net assets	3.75	%(c)	4.28%	5.14%	4.18%	0.52%	(0.02)%

Portfolio turnover rate(d)(e)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the fiscal years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	141

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access U.S. Aggregate Bond ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,				For the Period September 8, 2020*
	February 28, 2026 (Unaudited)		2025	2024	2023	2022	to August 31, 2021

Per Share Operating Performance:

Net asset value, beginning of period	$41.44		$41.99	$40.88	$42.88	$49.40	$50.03

Net investment income(a)	0.86		1.74	1.70	1.42	0.67	0.37

Net realized and unrealized gain (loss)	0.77		(0.58)	1.06	(2.10)	(6.62)	(0.63)

Total from investment operations	1.63		1.16	2.76	(0.68)	(5.95)	(0.26)

Distributions to shareholders from net investment income	(0.89)		(1.71)	(1.65)	(1.32)	(0.57)	(0.37)

Net asset value, end of period	$42.18		$41.44	$41.99	$40.88	$42.88	$49.40

Market price, end of period	$42.19		$41.42	$42.02	$40.99	$42.93	$49.38

Total Return at Net Asset Value(b)	3.98%		2.86%	6.97%	(1.58)%	(12.12)%	(0.52)%

Net assets, end of period (in 000’s)	$780,341		$638,147	$398,944	$492,633	$433,105	$219,827

Ratio of net expenses to average net assets	0.06	%(c)	0.09%	0.13%	0.12%	0.10%	0.11	%(c)

Ratio of total expenses to average net assets	0.08	%(c)	0.10%	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	4.17	%(c)	4.23%	4.17%	3.43%	1.48%	0.77	%(c)

Portfolio turnover rate(d)	133%		306%	401%	481%	522%	525%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access U.S. Preferred Stock and Hybrid Securities ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period July 30, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.97		$51.05	$50.00

Net investment income(a)	1.38		2.77	0.27

Net realized and unrealized gain (loss)	0.20		(0.18)	0.78

Total from investment operations	1.58		2.59	1.05

Distributions to shareholders from net investment income	(1.51)		(2.67)	–

Net asset value, end of period	$51.04		$50.97	$51.05

Market price, end of period	$51.13		$50.98	$51.16

Total Return at Net Asset Value(b)	3.14%		5.26%	2.10%

Net assets, end of period (in 000’s)	$122,507		$112,138	$89,337

Ratio of net expenses to average net assets	0.45	%(c)	0.45%	0.45	%(c)

Ratio of net investment income to average net assets	5.45	%(c)	5.47%	5.91	%(c)

Portfolio turnover rate(d)	11%		25%	–%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	143

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Access Emerging Markets USD Bond ETF	Diversified

Goldman Sachs Access High Yield Corporate Bond ETF	Diversified

Goldman Sachs Access Inflation Protected USD Bond ETF	Diversified

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	Diversified

Goldman Sachs Access Investment Grade Corporate Bond ETF	Diversified

Goldman Sachs Access Municipal Bond ETF	Diversified

Goldman Sachs Access Treasury 0-1 Year ETF	Diversified

Goldman Sachs Access U.S. Aggregate Bond ETF	Diversified

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Municipal Bond ETF, Access Treasury 0-1 Year ETF and Access U.S. Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), shares of the Access Emerging Markets USD Bond ETF and Access Inflation Protected USD Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”), and shares of the Access U.S. Preferred Stock and Hybrid Securities ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/ decreases to interest income with a corresponding adjustment to cost.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2026:

	$		$		$
Access Emerging Markets USD Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Corporate Obligations		$—		$4,384,452		$—

Sovereign Debt Obligations		—		31,636,055		—

Investment Company		83,376		—		—

Total		$83,376		$36,020,507		$—

	$		$		$
Access High Yield Corporate Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Corporate Obligations		$—		$118,580,851		$—

Foreign Corporate Debt		—		12,660,235		—

Investment Company		2,745,362		—		—

Total		$2,745,362		$131,241,086		$—

147

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

	$		$		$
Access Inflation Protected USD Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

U.S. Treasury Inflation Indexed Bond		$227,554,304		$4,275,033		$—

Investment Company		283,482		—		—

Total		$227,837,786		$4,275,033		$—

	$		$		$
Access Investment Grade Corporate 1-5 Year Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Corporate Obligations		$—		$10,524,618		$—

Foreign Corporate Debt		—		1,323,151		—

Total		$—		$11,847,769		$—

	$		$		$
Access Investment Grade Corporate Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Corporate Obligations		$—		$746,391,227		$—

Foreign Corporate Debt		—		128,346,474		—

Investment Company		4,711,556		—		—

Total		$4,711,556		$874,737,701		$—

	$		$		$
Access Municipal Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Municipal Bond		$—		$10,172,086		$—

	$		$		$
Access Treasury 0-1 Year ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

U.S.Treasury Bills		$4,479,450,769		$—		$—

U.S.Treasury Notes		2,603,984,254		—		—

Total		$7,083,435,023		$—		$—

148

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

	$		$		$
Access U.S. Aggregate Bond ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Corporate Obligations		$—		$171,386,482		$—

Foreign Corporate Debt		—		36,979,645		—

Mortgage-Backed Securities		—		184,294,342		—

Sovereign Debt Obligations		—		19,732,533		—

U.S. Government Agency Obligations		—		5,103,271		—

U.S. Treasury Bonds		55,492,821		2,644,828		—

U.S. Treasury Notes		15,705,902		249,532,100		—

U.S. Treasury Obligations		26,360,375		9,484,159		—

Investment Company		88,276,684		—		—

Total		$185,835,782		$679,157,360		$—

Liabilities

Fixed Income

Forward Sales Contracts		$—		$(2,852,031)		$—

	$		$		$

Access U.S. Preferred Stock and Hybrid Securities ETF

Investment Type	Level 1		Level 2		Level 3

Assets

Fixed Income

Corporate Obligations		$—		$69,012,572		$—

Foreign Corporate Debt		—		12,708,799		—

Preferred Stock		—		38,765,910		—

U.S. Government Agency Obligations		—		337,465		—

Investment Company		173,396		—		—

Total		$173,396		$120,824,746		$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2026, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Access Emerging Markets USD Bond ETF	0.30%	0.30%

Goldman Sachs Access High Yield Corporate Bond ETF	0.15%	0.15%

Goldman Sachs Access Inflation Protected USD Bond ETF	0.12%	0.12%

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	0.08%	0.08%

Goldman Sachs Access Investment Grade Corporate Bond ETF	0.08%	0.08%

Goldman Sachs Access Municipal Bond ETF	0.08%	0.08%

Goldman Sachs Access Treasury 0-1 Year ETF	0.14%	0.12%

Goldman Sachs Access U.S. Aggregate Bond ETF	0.08%	0.06%

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	0.45%	0.45%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Access Treasury 0-1 Year ETF. This arrangement will remain in effect through at least December 29, 2026 and prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. For the six months ended February 28, 2026, GSAM waived $654,582 of the Funds’ management fees for the Access Treasury 0-1 Year ETF.

The Access Emerging Markets USD Bond ETF, Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Municipal Bond ETF, Access U.S. Aggregate Bond ETF and Access U.S. Preferred Stock and Hybrid Securities ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Access Emerging Markets USD Bond ETF	$ 100

Access High Yield Corporate Bond ETF	754

Access Inflation Protected USD Bond ETF	231

Access Investment Grade Corporate 1-5 Year Bond ETF	2

Access Investment Grade Corporate Bond ETF	2,952

Access Municipal Bond ETF	32

Access U.S. Aggregate Bond ETF	61,896

Access U.S. Preferred Stock and Hybrid Securities ETF	486

B. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2026:

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Access Emerging Markets USD Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$29,090	$2,255,012	$(2,200,727)	$83,376	83,376	$2,283

Access High Yield Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,512,522	13,044,355	(11,811,515)	2,745,362	2,745,362	17,528

Access Inflation Protected USD Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	187,422	5,116,071	(5,020,011)	283,482	283,482	5,441

Access Investment Grade Corporate 1-5 Year Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	31	54,435	(54,466)	–	–	40

Access Investment Grade Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	4,852,256	20,503,512	(20,644,212)	4,711,556	4,711,556	70,356

Access Municipal Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	623,385	(623,385)	–	–	740

Access U.S. Aggregate Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	70,569,978	59,593,068	(41,886,362)	88,276,684	88,276,684	1,479,363

151

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Access U.S. Preferred Stock and Hybrid Securities ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$317	$12,732,984	$(12,559,905)	$173,396	173,396	$10,683

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Access Emerging Markets USD Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$4,290,020	600,000	$24,381,552

Shares redeemed	—	—	(1,450,000)	(58,207,043)

NET INCREASE (DECREASE) IN SHARES	100,000	$4,290,020	(850,000)	$(33,825,491)

	Goldman Sachs Access High Yield Corporate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,100,000	$49,989,650	550,000	$24,819,985

Shares redeemed	(200,000)	(9,119,324)	(2,100,000)	(93,662,524)

NET INCREASE (DECREASE) IN SHARES	900,000	$40,870,326	(1,550,000)	$(68,842,539)

152

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Access Inflation Protected USD Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,200,000	$59,413,827	825,000	$40,468,243

Shares redeemed	(100,000)	(5,019,197)	(50,000)	(2,456,120)

NET INCREASE IN SHARES	1,100,000	$54,394,630	775,000	$38,012,123

	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	50,000	$2,397,450	100,000	$4,741,161

Shares redeemed	(50,000)	(2,398,446)	(50,000)	(2,342,936)

NET INCREASE (DECREASE) IN SHARES	—	$(996)	50,000	$2,398,225

	Goldman Sachs Access Investment Grade Corporate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	5,150,000	$239,594,508	5,550,000	$256,045,538

Shares redeemed	(750,000)	(34,937,825)	(9,600,000)	(437,237,433)

NET INCREASE (DECREASE) IN SHARES	4,400,000	$204,656,683	(4,050,000)	$(181,191,895)

	Goldman Sachs Access Treasury 0-1 Year ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	13,970,000	$1,398,116,822	25,690,000	$2,568,612,727

Shares redeemed	(5,350,000)	(535,466,108)	(16,680,000)	(1,668,103,826)

NET INCREASE IN SHARES	8,620,000	$862,650,714	9,010,000	$900,508,901

153

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Access U.S. Aggregate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	3,100,000	$129,196,796	7,400,000	$302,294,746

Shares redeemed	—	—	(1,500,000)	(61,578,462)

NET INCREASE IN SHARES	3,100,000	$129,196,796	5,900,000	$240,716,284

	Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,750,000	$89,587,655	1,050,000	$52,741,082

Shares redeemed	(1,550,000)	(78,900,101)	(600,000)	(30,457,841)

NET INCREASE IN SHARES	200,000	$10,687,554	450,000	$22,283,241

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short-term securities):

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Goldman Sachs Access Emerging Markets USD Bond ETF	$—	$4,086,550	$—	$4,038,990

Goldman Sachs Access High Yield Corporate Bond ETF	—	15,628,745	—	17,107,533

Goldman Sachs Access Inflation Protected USD Bond ETF	39,139,178	—	34,349,949	—

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	—	1,432,793	—	1,449,491

Goldman Sachs Access Investment Grade Corporate Bond ETF	—	36,356,623	—	34,957,073

Goldman Sachs Access Municipal Bond ETF	—	1,177,595	—	1,107,453

Goldman Sachs Access U.S. Aggregate Bond ETF	956,960,325	2,987,507	920,250,191	6,407,308

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	—	73,802,294	—	15,082,689

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short-term securities):

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases	Sales

Access Emerging Markets USD Bond ETF	$4,088,626	$—

Access High Yield Corporate Bond ETF	48,730,685	8,926,890

Access Inflation Protected USD Bond ETF	52,286,820	5,003,525

Access Investment Grade Corporate 1-5 Year Bond ETF	2,405,957	2,374,334

Access Investment Grade Corporate Bond ETF	235,216,489	34,489,407

Access U.S. Aggregate Bond ETF	94,698,643	—

Access U.S. Preferred Stock and Hybrid Securities ETF	28,769,258	77,063,666

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,941,897)	$(1,767,083)	$(1,134,653)	$(33,307)	$(2,908,527)

Perpetual Long-Term	(316,250)	(1,888,688)	(8,808,318)	(244,155)	(6,773,827)

Total capital loss carryforwards	(5,258,147)	(3,655,771)	(9,942,971)	(277,462)	(9,682,354)

Timing differences — (Post-October Capital Loss Deferral)	(283,570)	(83,066)	(3,907,798)	—	(1,881,810)

	Access Municipal Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access U.S. Preferred Stock and Hybrid Securities ETF

Capital loss carryforwards:

Perpetual Short-Term	$(31,436)	$(4,793,086)	$(24,628,742)	$(7,133)

Perpetual Long-Term	(2,704)	(4,564)	(19,622,242)	—

Total capital loss carryforwards	(34,140)	(4,797,650)	(44,250,984)	(7,133)

Timing differences — (Hybrids, Post-October Capital Loss Deferral)	(2,930)	—	(2,589,727)	319,935

155

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

7. TAX INFORMATION (continued)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Tax Cost	$34,606,484	$133,131,596	$231,541,379	$11,691,099

Gross unrealized gain	1,675,711	2,586,700	2,802,631	159,967

Gross unrealized loss	(178,312)	(1,731,848)	(2,231,191)	(3,297)

Net unrealized gain (loss)	$1,497,399	$854,852	$571,440	$156,670

	Access Investment Grade Corporate Bond ETF	Access Municipal Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF

Tax Cost	$890,944,825	$9,818,986	$7,081,239,857	$858,179,559

Gross unrealized gain	2,586,700	353,565	2,283,323	14,060,559

Gross unrealized loss	(14,082,268)	(465)	(88,157)	(7,246,976)

Net unrealized gain (loss)	$(11,495,568)	$353,100	$2,195,166	$6,813,583

Access U.S. Preferred Stock and Hybrid Securities ETF

Tax Cost	$121,854,218

Gross unrealized gain	1,267,561

Gross unrealized loss	(2,123,637)

Net unrealized gain (loss)	$(856,076)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences in tax treatment of underlying fund investments, partnership investments, market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Call/Prepayment Risk — An issuer could exercise its right to pay principal on an obligation held by a Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

8. OTHER RISKS (continued)

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Extension Risk — An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to reinvest in higher yielding securities.

Index Risk — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Emerging Markets USD Bond Index and FTSE Goldman Sachs US Preferred Stock and Hybrids Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder

157

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. OTHER RISKS (continued)

would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Cboe BZX and NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sampling Risk — A Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by a Fund could cause a Fund to underperform the Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

158

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

8. OTHER RISKS (continued)

Valuation Risk — The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

159

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary 2026 Goldman Sachs. All rights reserved. ACFIETFSAR-26

Goldman Sachs Active Fixed Income ETFs

GOLDMAN SACHS CORE BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 37.5%

ARZ Trust, Series 2024-BILT, Class A
$200,000	5.772%	06/11/39(a)	$205,851
BANK, Series 2021-BN35, Class A5
200,000	2.285	06/15/64(b)	180,582
BANK, Series 2025-BNK51, Class B
100,000	5.895	12/25/67(b)(c)	105,070
BANK5, Series 2024-5YR11, Class A3
150,000	5.893	11/15/57(b)	158,452
BANK5, Series 2024-5YR9, Class AS
180,000	6.182	08/15/57(b)(c)	189,967
BANK5, Series 2025-5YR14, Class A3
180,000	5.646	04/15/58(b)	189,602
BANK5, Series 2025-5YR19, Class A3
100,000	5.270	12/15/58(b)	104,465
Benchmark Mortgage Trust, Series 2019-B11, Class A5
250,000	3.542	05/15/52(b)	244,662
Benchmark Mortgage Trust, Series 2020-B22, Class ASB
94,317	1.731	01/15/54(b)	89,743
Benchmark Mortgage Trust, Series 2021-B28, Class ASB
220,000	1.980	08/15/54	206,931
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A (TSFR1M + 1.500%)
100,000	5.160	11/15/42(a)(c)	100,208
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B (TSFR1M + 1.800%)
250,000	5.460	11/15/42(a)(c)	250,469
BMO Mortgage Trust, Series 2026-C14, Class A5
200,000	5.317	02/15/59(b)	208,984
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A
200,000	5.548	06/15/44(a)(c)	208,675
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A (TSFR1M + 1.400%)
100,000	5.067	02/15/42(a)(c)	100,031
BX Trust, Series 2024-BIO, Class A (1M U.S. T-Bill MMY + 1.642%)
250,000	5.302	02/15/41(a)(c)	250,000
BX Trust, Series 2025-ARIA, Class A
200,000	5.031	12/13/42(a)(c)	205,127
COMM Mortgage Trust, Series 2024-277P, Class A
250,000	6.338	08/10/44(a)	263,255
DBC Mortgage Trust, Series 2025-DBC, Class A (TSFR1M + 1.350%)
250,000	5.010	11/15/42(a)(b)(c)	250,235
Federal Home Loan Mortgage Corporation
474,708	2.000	05/01/51	397,087
231,307	2.000	07/01/51	192,946
228,366	5.500	11/01/53	233,124
206,896	6.000	07/01/54	212,743
983,013	5.500	02/01/55	999,083
Federal National Mortgage Association
1,297,621	2.000	10/01/51	1,082,414
231,045	3.000	02/01/52	211,246
526,112	5.500	04/01/54	536,411
462,501	5.500	01/01/55	470,203
247,706	5.500	11/01/55	254,059
1,250,000	2.000	TBA-30yr(d)	1,035,581
6,000,000	2.500	TBA-30yr(d)	5,198,100
1,000,000	3.000	TBA-30yr(d)	904,584

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)

Federal National Mortgage Association – (continued)
$500,000	3.500%		TBA-30yr(d)	$471,315
500,000	4.000		TBA-30yr(d)	486,075
1,750,000	4.500		TBA-30yr(d)	1,730,477
2,750,000	5.000		TBA-30yr(d)	2,762,320
750,000	5.500		TBA-30yr(d)	761,955
1,000,000	6.000		TBA-30yr(d)	1,025,760
500,000	6.500		TBA-30yr(d)	519,220
Freddie Mac Multifamily Structured Pass Through Certificates, Series K547, Class A2
100,000	4.421		05/25/30(b)(c)	102,334
Government National Mortgage Association
377,219	2.500		06/20/50	333,344
393,453	2.000		12/20/51	333,409
246,464	3.000		03/20/52	226,066
990,525	4.500		09/20/52	987,626
320,619	5.500		02/20/55	325,447
500,000	6.000		TBA-30yr(d)	510,100
500,000	2.000		TBA-30yr(d)	423,604
250,000	3.000		TBA-30yr(d)	229,257
500,000	3.500		TBA-30yr(d)	469,064
750,000	5.000		TBA-30yr(d)	752,542
250,000	5.500		TBA-30yr(d)	253,165
GWT, Series 2024-WLF2, Class A (TSFR1M + 1.691%)
300,000	5.351		05/15/41(a)(c)	300,608
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A
100,000	5.467		01/13/40(a)(c)	104,345
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class A (TSFR1M + 0.847%)
135,256	4.506		04/15/37(a)(c)	134,167
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
180,000	5.797		10/05/39(a)(c)	183,192
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
480,000	3.409		10/15/50(b)	473,445
NYC Commercial Mortgage Trust, Series 2025-11X, Class A (TSFR1M + 1.743%)
250,000	5.403		10/15/40(a)(c)	250,157
NYC Commercial Mortgage Trust, Series 2025-11X, Class B (TSFR1M + 2.093%)
250,000	5.753		10/15/40(a)(c)	250,469
NYC Trust, Series 2025-77C, Class A
100,000	4.790		01/10/36(a)(c)	100,766
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
119,000	5.484		07/15/35(a)(c)	120,098
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A
150,000	4.833		03/10/41(a)(c)(e)	150,488

TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,710,909)				30,010,705

U.S. Treasury Notes – 31.4%
U.S. Treasury Notes
2,000,000	4.500	(f)	04/15/27	2,021,719

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CORE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – (continued)

U.S. Treasury Notes – (continued)
$3,981,000	1.250	%(f)	04/30/28	$3,804,965
4,263,000	1.000	(f)	07/31/28	4,029,534
400,000	3.750	(f)	01/31/31	402,312
800,000	3.500	(f)	02/28/31(e)	799,375
5,523,000	1.250	(f)	08/15/31	4,888,718
810,000	3.750	(f)	02/28/33(e)	811,424
8,168,000	4.250	(f)	11/15/34	8,392,620

TOTAL U.S. TREASURY NOTES (Cost $24,912,001)				25,150,667

Corporate Obligations – 23.6%

Advertising – 0.1%
Lamar Media Corp.
55,000	5.375		11/01/33(a)(b)	55,114

Aerospace & Defense – 1.6%
Axon Enterprise, Inc.
50,000	6.250		03/15/33(a)(b)	51,867
Boeing Co. (The)
50,000	5.040		05/01/27(b)	50,528
220,000	6.259		05/01/27(b)	225,391
50,000	3.450		11/01/28(b)	49,397
42,000	5.150		05/01/30(b)	43,496
140,000	6.528		05/01/34(b)	157,083
77,000	3.250		02/01/35(b)	68,573
284,000	6.625		02/15/38	320,762
64,000	5.705		05/01/40(b)	66,603
68,000	3.625		03/01/48(b)	49,763
11,000	6.858		05/01/54(b)	12,622
Hexcel Corp.
64,000	5.875		02/26/35(b)	68,174
TransDigm, Inc.
88,000	6.375		05/31/33(a)(b)	89,881
5,000	6.250		01/31/34(a)(b)	5,170
10,000	6.750		01/31/34(a)(b)	10,382
15,000	6.125		07/31/34(a)(b)	15,237

				1,284,929

Banks – 7.7%
Bank of America Corp.
	(SOFR + 1.320%)
10,000	2.687		04/22/32(b)(c)	9,262
	(SOFR + 1.210%)
10,000	2.572		10/20/32(b)(c)	9,100
	(SOFR + 1.830%)
154,000	4.571		04/27/33(b)(c)	154,705
	(SOFR + 1.910%)
134,000	5.288		04/25/34(b)(c)	139,115
	(SOFR + 1.840%)
115,000	5.872		09/15/34(b)(c)	123,376
	(SOFR + 1.650%)
75,000	5.468		01/23/35(b)(c)	78,603
	(SOFR + 1.697%)
200,000	5.744		02/12/36(b)(c)	208,988
	(US 5 Year CMT T-Note + 1.200%)
131,000	2.482		09/21/36(b)(c)	115,732
100,000	6.110		01/29/37	108,046

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp., MTN
	(SOFR + 1.530%)
$197,000	1.898%	07/23/31(b)(c)	$178,682
	(SOFR + 1.370%)
49,000	1.922	10/24/31(b)(c)	44,166
	(SOFR + 1.330%)
88,000	2.972	02/04/33(b)(c)	81,299
	(SOFR + 1.913%)
63,000	5.425	08/15/35(b)(c)	64,500
Bank of America NA
250,000	6.000	10/15/36	271,208
Capital One Financial Corp.
50,000	4.100	02/09/27(b)	50,062
65,000	3.750	03/09/27(b)	64,886
	(SOFR + 2.057%)
25,000	4.927	05/10/28(b)(c)	25,247
	(SOFR + 1.250%)
10,000	4.493	09/11/31(b)(c)	10,004
	(SOFR + 3.070%)
15,000	7.624	10/30/31(b)(c)	16,946
	(SOFRINDX + 3.370%)
20,000	7.964	11/02/34(b)(c)	23,537
	(SOFR + 1.990%)
38,000	5.884	07/26/35(b)(c)	40,029
	(SOFR + 2.036%)
119,000	6.183	01/30/36(b)(c)	123,764
Citigroup, Inc.
	(SOFR + 1.422%)
77,000	2.976	11/05/30(b)(c)	73,788
	(SOFR + 1.146%)
50,000	2.666	01/29/31(b)(c)	47,193
	(SOFR + 3.914%)
197,000	4.412	03/31/31(b)(c)	197,970
	(SOFR + 2.107%)
61,000	2.572	06/03/31(b)(c)	57,016
	(SOFR + 1.171%)
30,000	4.503	09/11/31(b)(c)	30,238
	(SOFR + 1.167%)
137,000	2.561	05/01/32(b)(c)	125,462
	(SOFR + 1.351%)
69,000	3.057	01/25/33(b)(c)	63,826
	(SOFR + 2.338%)
30,000	6.270	11/17/33(b)(c)	32,909
	(US 5 Year CMT T-Note + 1.730%)
39,000	5.411	09/19/39(b)(c)	39,223
Citigroup, Inc., Series EE
	(US 5 Year CMT T-Note + 2.572%)
26,000	6.750	02/15/75(b)(c)	26,591
Citizens Financial Group, Inc.
	(SOFR + 2.010%)
19,000	5.841	01/23/30(b)(c)	19,862
10,000	2.500	02/06/30(b)	9,395
11,000	3.250	04/30/30(b)	10,576
First Horizon Corp.
	(SOFR + 1.766%)
49,000	5.514	03/07/31(b)(c)	50,716

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Huntington Bancshares, Inc.
	(US 5 Year CMT T-Note + 1.700%)
$29,000	6.141%	11/18/39(b)(c)	$30,485
JPMorgan Chase & Co.
	(TSFR3M + 1.105%)
30,000	1.764	11/19/31(b)(c)	26,873
	(SOFR + 0.840%)
135,000	4.347	01/22/32(b)(c)	135,626
	(TSFR3M + 1.250%)
10,000	2.580	04/22/32(b)(c)	9,217
	(SOFR + 1.260%)
10,000	2.963	01/25/33(b)(c)	9,267
	(SOFR + 1.800%)
20,000	4.586	04/26/33(b)(c)	20,181
	(SOFR + 2.080%)
10,000	4.912	07/25/33(b)(c)	10,256
	(SOFR + 1.845%)
40,000	5.350	06/01/34(b)(c)	41,860
	(SOFR + 1.460%)
30,000	5.294	07/22/35(b)(c)	31,124
	(SOFR + 1.315%)
95,000	5.502	01/24/36(b)(c)	99,867
	(SOFR + 1.680%)
33,000	5.572	04/22/36(b)(c)	34,835
	(SOFR + 1.635%)
20,000	5.576	07/23/36(b)(c)	20,787
	(SOFR + 1.190%)
77,000	4.810	10/22/36(b)(c)	76,777
	(SOFR + 1.070%)
160,000	4.898	01/22/37(b)(c)	160,865
	(SOFR + 1.300%)
85,000	5.193	02/05/37(b)(c)	85,895
94,000	6.400	05/15/38	106,968
	(TSFR3M + 1.622%)
121,000	3.882	07/24/38(b)(c)	109,607
M&T Bank Corp.
	(SOFR + 2.260%)
20,000	6.082	03/13/32(b)(c)	21,393
	(SOFR + 1.850%)
30,000	5.053	01/27/34(b)(c)	30,432
	(US 5 Year CMT T-Note + 1.430%)
20,000	5.400	07/30/35(b)(c)	20,295
M&T Bank Corp., MTN
	(SOFR + 1.610%)
75,000	5.385	01/16/36(b)(c)	76,875
Morgan Stanley
	(SOFR + 2.560%)
110,000	6.342	10/18/33(b)(c)	120,905
	(SOFR + 1.730%)
94,000	5.466	01/18/35(b)(c)	98,229
	(SOFR + 1.555%)
105,000	5.320	07/19/35(b)(c)	108,641
	(SOFR + 1.418%)
305,000	5.587	01/18/36(b)(c)	320,540
	(SOFR + 1.757%)
226,000	5.664	04/17/36(b)(c)	238,829

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(SOFR + 1.360%)
$177,000	2.484%	09/16/36(b)(c)	$156,618
63,000	3.971	07/22/38(b)(c)	57,193
Morgan Stanley, MTN
	(SOFR + 1.870%)
268,000	5.250	04/21/34(b)(c)	277,373
	(SOFR + 1.880%)
75,000	5.424	07/21/34(b)(c)	78,311
Morgan Stanley, Series I
	(SOFR + 1.314%)
43,000	4.892	10/22/36(b)(c)	42,775
Regions Financial Corp.
	(SOFR + 1.490%)
20,000	5.722	06/06/30(b)(c)	20,947
State Street Corp.
	(US 5 Year CMT T-Note + 2.135%)
12,000	6.450	06/15/74(b)(c)	12,551
Synchrony Financial
	(SOFR + 1.530%)
105,000	4.947	02/25/32(b)(c)	104,308
Truist Financial Corp., MTN
	(SOFR + 1.620%)
62,000	5.435	01/24/30(b)(c)	64,309
	(SOFR + 2.361%)
33,000	5.867	06/08/34(b)(c)	35,306
	(SOFR + 1.922%)
136,000	5.711	01/24/35(b)(c)	143,995
	(SOFR + 1.395%)
80,000	4.964	10/23/36(b)(c)	79,762
Wells Fargo & Co.
	(SOFR + 1.370%)
50,000	4.970	04/23/29(b)(c)	50,969
	(SOFR + 1.500%)
30,000	5.198	01/23/30(b)(c)	30,908
	(SOFR + 2.060%)
10,000	6.491	10/23/34(b)(c)	11,103
	(SOFR + 1.780%)
70,000	5.499	01/23/35(b)(c)	73,284
30,000	5.375	02/07/35	31,533
	(SOFR + 1.340%)
105,000	4.892	09/15/36(b)(c)	105,067
Wells Fargo & Co., MTN
	(TSFR3M + 1.572%)
50,000	3.584	05/22/28(b)(c)	49,740

			6,198,703

Basic Industry – 0.1%
Qnity Electronics, Inc.
5,000	6.250	08/15/33(a)(b)	5,195
Solstice Advanced Materials, Inc.
75,000	5.625	09/30/33(a)(b)	75,856

			81,051

Brokerage – 0.2%
Jane Street Group / JSG Finance, Inc.
136,000	6.750	05/01/33(a)(b)	139,532

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS CORE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Brokerage – (continued)
VFH Parent LLC / Valor Co.-Issuer, Inc.
$10,000	7.500%	06/15/31(a)(b)	$10,438

			149,970

Building Materials – 0.7%
Advanced Drainage Systems, Inc.
75,000	5.375	03/01/34(a)(b)	75,583
AECOM
76,000	6.000	08/01/33(a)(b)	77,623
Builders FirstSource, Inc.
11,000	4.250	02/01/32(a)(b)	10,488
20,000	6.750	05/15/35(a)(b)	20,886
Ferguson Enterprises, Inc.
23,000	4.350	03/15/31(b)	23,064
Installed Building Products, Inc.
75,000	5.625	02/01/34(a)(b)	76,086
QXO Building Products, Inc.
195,000	6.750	04/30/32(a)(b)	202,093
Standard Building Solutions, Inc.
39,000	6.250	08/01/33(a)(b)	39,715

			525,538

Capital Goods – 0.8%
Atkore, Inc.
22,000	4.250	06/01/31(a)(b)	21,094
CACI International, Inc.
75,000	6.375	06/15/33(a)(b)	77,354
CACI International, Inc., Series MAR
35,000	6.375	06/15/33(a)(b)(e)	36,061
Carlisle Cos., Inc.
5,000	5.550	09/15/40(b)	5,158
CompoSecure Holdings LLC
100,000	5.625	02/01/33(a)(b)	99,496
Crown Americas LLC
40,000	5.875	06/01/33(a)(b)	41,101
General Electric Co., GMTN
37,000	6.875	01/10/39	44,029
General Electric Co., MTN
293,000	5.875	01/14/38	321,940
Regal Rexnord Corp.
20,000	6.300	02/15/30(b)	21,364

			667,597

Communications – 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital
31,000	3.750	02/15/28(b)	30,720
164,000	6.100	06/01/29(b)	171,840
News Corp.
38,000	3.875	05/15/29(a)(b)	37,054
Time Warner Cable LLC
66,000	6.750	06/15/39	67,675
20,000	5.875	11/15/40(b)	18,778

			326,067

Consumer Cyclical – 2.2%
7-Eleven, Inc.
20,000	2.500	02/10/41(a)(b)	14,133
Acushnet Co.
20,000	5.625	12/01/33(a)(b)	20,395

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
AutoNation, Inc.
$20,000	4.750%	06/01/30(b)	$20,289
37,000	5.890	03/15/35(b)	38,595
Brink’s Co. (The)
33,000	6.500	06/15/29(a)(b)	33,984
Carnival Corp.
20,000	5.875	06/15/31(a)(b)	20,893
33,000	6.125	02/15/33(a)(b)	34,156
Choice Hotels International, Inc.
184,000	3.700	01/15/31(b)	177,270
20,000	5.850	08/01/34(b)	20,736
Cinemark USA, Inc.
19,000	7.000	08/01/32(a)(b)	19,784
Dollar General Corp.
10,000	3.500	04/03/30(b)	9,726
25,000	5.000	11/01/32(b)	25,643
20,000	5.450	07/05/33(b)	20,963
General Motors Co.
153,000	5.400	10/15/29(b)	159,025
General Motors Financial Co., Inc.
180,000	4.350	01/17/27(b)	180,284
200,000	5.350	07/15/27	203,413
20,000	2.400	10/15/28(b)	19,156
6,000	5.800	01/07/29(b)	6,266
100,000	5.550	07/15/29(b)	104,124
10,000	5.750	02/08/31(b)	10,561
20,000	5.450	09/06/34(b)	20,534
Global Payments, Inc.
30,000	5.550	11/15/35(b)	29,837
Hilton Domestic Operating Co., Inc.
25,000	5.500	03/31/34(a)(b)	25,273
Hyatt Hotels Corp.
27,000	5.500	06/30/34(b)	28,145
LCM Investments Holdings II LLC
10,000	8.250	08/01/31(a)(b)	10,531
Marriott International, Inc.
70,000	4.500	05/01/33(b)	69,806
15,000	5.500	04/15/37(b)	15,493
Marriott International, Inc., Series HH
33,000	2.850	04/15/31(b)	30,887
RHP Hotel Properties LP / RHP Finance Corp.
53,000	6.500	06/15/33(a)(b)	55,083
30,000	5.750	03/15/34(a)(b)(e)	30,199
Royal Caribbean Cruises Ltd.
61,000	6.250	03/15/32(a)(b)	63,611
55,000	6.000	02/01/33(a)(b)	56,940
10,000	5.375	01/15/36(b)	10,209
120,000	5.250	02/27/38(b)	120,184
Travel + Leisure Co.
15,000	6.125	09/01/33(a)(b)	15,233
Viking Cruises Ltd.
75,000	5.875	10/15/33(a)(b)	76,516

			1,797,877

Consumer Noncyclical – 0.7%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC
29,000	5.750	03/31/34(a)(b)	28,862

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Altria Group, Inc.
$50,000	5.250%	08/06/35(b)	$51,226
Amneal Pharmaceuticals LLC
13,000	6.875	08/01/32(a)(b)	13,697
Cardinal Health, Inc.
5,000	5.150	09/15/35(b)	5,014
Elevance Health, Inc.
150,000	4.600	09/15/32(b)	151,296
Laboratory Corp. of America Holdings
39,000	2.700	06/01/31(b)	36,092
61,000	4.550	04/01/32(b)	61,471
Revvity, Inc.
50,000	3.300	09/15/29(b)	48,483
10,000	2.550	03/15/31(b)	9,147
49,000	2.250	09/15/31(b)	43,590
Royalty Pharma PLC
41,000	5.400	09/02/34(b)	42,391
26,000	5.200	09/25/35(b)	26,408

			517,677

Distribution & Logistics – 0.1%
WESCO Distribution, Inc.
30,000	5.250	04/15/31(a)(b)	30,095
45,000	5.500	04/15/34(a)(b)	45,342

			75,437

Distributors – 0.1%
Hyundai Capital America
44,000	5.600	03/30/28(a)(b)	45,299

Electric – 1.0%
DTE Energy Co.
59,000	4.875	06/01/28(b)	60,139
Duke Energy Corp.
29,000	3.750	09/01/46(b)	22,245
Duquesne Light Holdings, Inc.
60,000	2.532	10/01/30(a)(b)	55,554
NextEra Energy Capital Holdings, Inc.
50,000	3.550	05/01/27(b)	49,813
41,000	1.900	06/15/28(b)	39,246
36,000	5.050	03/15/30(b)	37,313
Pacific Gas and Electric Co.
50,000	2.950	03/01/26(b)	50,000
39,000	2.100	08/01/27(b)	37,998
59,000	5.000	06/04/28(b)	60,084
143,000	4.650	08/01/28(b)	144,707
7,000	5.900	06/15/32(b)	7,413
50,000	5.050	10/15/32(b)	50,962
10,000	6.150	01/15/33(b)	10,745
20,000	5.700	03/01/35(b)	20,849
PacifiCorp
43,000	2.900	06/15/52(b)	25,724
Vistra Operations Co. LLC
32,000	4.300	07/15/29(a)(b)	32,015
20,000	4.700	01/31/31(a)(b)	20,113
35,000	5.250	10/15/35(a)(b)	35,113

			760,033

Electrical – 0.1%
Vertiv Holdings Co.
95,000	4.850	03/15/36(b)(e)	94,630

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – 1.0%
Chord Energy Corp.
$35,000	6.000%	10/01/30(a)(b)	$35,778
35,000	6.750	03/15/33(a)(b)	36,306
DBR Land Holdings LLC
75,000	6.250	12/01/30(a)(b)	77,266
Energy Transfer LP
30,000	5.000	05/15/44(b)	26,858
90,000	6.125	12/15/45(b)	91,089
Howard Midstream Energy Partners LLC
10,000	6.625	01/15/34(a)(b)	10,350
Kinder Morgan Energy Partners LP
20,000	6.550	09/15/40	22,228
Kodiak Gas Services LLC
10,000	6.500	10/01/33(a)(b)	10,314
5,000	6.750	10/01/35(a)(b)	5,222
MPLX LP
10,000	5.200	03/01/47(b)	9,128
43,000	4.700	04/15/48(b)	36,317
93,000	5.500	02/15/49(b)	87,224
Occidental Petroleum Corp.
95,000	6.125	01/01/31(b)	102,188
17,000	7.875	09/15/31	19,784
57,000	5.375	01/01/32(b)	59,338
32,000	5.550	10/01/34(b)	33,377
45,000	6.450	09/15/36	49,056
Ovintiv, Inc.
20,000	8.125	09/15/30	23,018
Sunoco LP
25,000	5.875	03/15/34(a)(b)	25,165
Sunoco LP / Sunoco Finance Corp.
14,000	4.500	05/15/29(b)	13,784
USA Compression Partners LP / USA Compression Finance Corp.
30,000	6.250	10/01/33(a)(b)	30,456
Venture Global Plaquemines LNG LLC
15,000	6.125	12/15/30(a)(b)	15,580
15,000	6.500	06/15/34(a)(b)	15,779

			835,605

Financial Company – 0.4%
Ally Financial, Inc.
23,000	7.100	11/15/27(b)	24,086
(SOFRINDX + 1.960%)
30,000	5.737	05/15/29(b)(c)	30,809
(SOFRINDX + 1.730%)
46,000	5.543	01/17/31(b)(c)	47,285
Apollo Debt Solutions BDC
39,000	6.550	03/15/32(b)	39,861
Aviation Capital Group LLC
45,000	5.375	07/15/29(a)(b)	46,429
Blackstone Secured Lending Fund
7,000	5.300	06/30/30(b)	6,884
Rocket Cos., Inc.
122,000	6.375	08/01/33(a)(b)	126,158
Stonex Escrow Issuer LLC
25,000	6.875	07/15/32(a)(b)	25,960

			347,472

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CORE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – 0.5%
Constellation Brands, Inc.
$36,000	4.800%	05/01/30(b)	$36,904
Darling Ingredients, Inc.
15,000	6.000	06/15/30(a)(b)	15,200
J M Smucker Co. (The)
7,000	2.125	03/15/32(b)	6,147
Mars, Inc.
42,000	4.800	03/01/30(a)(b)	43,162
131,000	5.000	03/01/32(a)(b)	135,540
28,000	5.200	03/01/35(a)(b)	29,003
40,000	5.700	05/01/55(a)(b)	40,559
Performance Food Group, Inc.
100,000	5.625	03/01/34(a)(b)	100,357
Post Holdings, Inc.
10,000	6.375	03/01/33(a)(b)	10,187

			417,059

Hardware – 0.1%
Amkor Technology, Inc.
75,000	5.875	10/01/33(a)(b)	76,611

Healthcare – 1.2%
Cencora, Inc.
47,000	2.700	03/15/31(b)	43,809
Cigna Group (The)
43,000	4.800	08/15/38(b)	41,637
45,000	3.875	10/15/47(b)	34,932
25,000	4.900	12/15/48(b)	22,461
CVS Health Corp.
12,000	5.450	09/15/35(b)	12,372
95,000	4.780	03/25/38(b)	90,659
15,000	6.125	09/15/39	15,898
HCA, Inc.
50,000	4.500	02/15/27(b)	50,083
227,000	3.500	09/01/30(b)	219,894
47,000	5.500	06/01/33(b)	49,220
Solventum Corp.
28,000	5.400	03/01/29(b)	29,045
40,000	5.600	03/23/34(b)	41,790
UnitedHealth Group, Inc.
13,000	3.500	08/15/39(b)	10,917
54,000	5.700	10/15/40(b)	56,495
20,000	5.950	02/15/41(b)	21,236
208,000	3.050	05/15/41(b)	159,773
40,000	4.375	03/15/42(b)	35,718
45,000	4.250	03/15/43(b)	38,872
10,000	5.875	02/15/53(b)	10,174
2,000	5.625	07/15/54(b)	1,970

			986,955

Insurance – 0.1%
Acrisure LLC / Acrisure Finance, Inc.
10,000	6.750	07/01/32(a)(b)	9,811
Teachers Insurance & Annuity Association of America
47,000	4.900	09/15/44(a)	43,573
Willis North America, Inc.
20,000	4.550	03/15/31(b)	20,018

			73,402

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media Non Cable – 0.0%
Graham Holdings Co.
$35,000	5.625%	12/01/33(a)(b)	$35,042

Metals – 0.0%
Commercial Metals Co.
20,000	5.750	11/15/33(a)(b)	20,383
10,000	6.000	12/15/35(a)(b)	10,236

			30,619

Metals and Mining – 0.0%
Carpenter Technology Corp.
10,000	5.625	03/01/34(a)(b)	10,192

REITs and Real Estate – 0.7%
Agree LP
20,000	5.625	06/15/34(b)	21,121
American Homes 4 Rent LP
40,000	4.950	06/15/30(b)	40,781
20,000	2.375	07/15/31(b)	18,009
CBRE Services, Inc.
19,000	5.500	04/01/29(b)	19,733
Cousins Properties LP
46,000	5.250	07/15/30(b)	47,551
20,000	5.375	02/15/32(b)	20,654
54,000	5.875	10/01/34(b)	56,571
Essex Portfolio LP
30,000	3.000	01/15/30(b)	28,740
Healthcare Realty Holdings LP
51,000	2.050	03/15/31(b)	45,290
Healthpeak OP LLC
20,000	5.375	02/15/35(b)	20,607
Highwoods Realty LP
101,000	7.650	02/01/34(b)	115,079
Host Hotels & Resorts LP
26,000	5.700	06/15/32(b)	27,386
Host Hotels & Resorts LP, Series J
20,000	2.900	12/15/31(b)	18,269
Kilroy Realty LP
29,000	6.250	01/15/36(b)	29,577
Starwood Property Trust, Inc.
20,000	5.250	10/15/28(a)(b)	20,068
15,000	5.750	01/15/31(a)(b)	15,172

			544,608

Revenue – 0.6%
Adventist Health System, Series 2025
70,000	4.742	12/01/30(b)	70,857
Ascension Health, Series 2025
25,000	4.923	11/15/35(b)	25,524
CommonSpirit Health
25,000	4.352	09/01/30(b)	25,107
CommonSpirit Health, Series 2025
170,000	4.975	09/01/35(b)	171,063
Cornell University, Series 2025
45,000	4.733	06/15/35(b)	46,044
PeaceHealth Obligated Group
20,000	4.335	11/15/28(b)	20,143
Sutter Health, Series 20A
116,000	3.161	08/15/40(b)	93,827

			452,565

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – 1.3%
Fair Isaac Corp.
$31,000	6.000%	05/15/33(a)(b)	$31,332
MSCI, Inc.
77,000	3.875	02/15/31(a)(b)	73,767
50,000	3.625	11/01/31(a)(b)	46,998
Oracle Corp.
71,000	4.650	05/06/30(b)	70,879
154,000	5.250	02/03/32(b)	154,562
60,000	4.800	09/26/32(b)	58,649
110,000	5.350	05/04/33(b)	110,437
40,000	5.200	09/26/35(b)	38,657
90,000	5.700	02/04/36(b)	90,030
73,000	3.600	04/01/40(b)	54,804
72,000	4.000	07/15/46(b)	50,285
63,000	4.000	11/15/47(b)	43,398
15,000	6.900	11/09/52(b)	14,815
105,000	5.550	02/06/53(b)	87,651
25,000	6.000	08/03/55(b)	21,988
45,000	6.700	02/04/56(b)	43,611
Paychex, Inc.
20,000	5.350	04/15/32(b)	20,507
ROBLOX Corp.
18,000	3.875	05/01/30(a)(b)	17,140

			1,029,510

Technology – 1.4%
Alphabet, Inc.
100,000	4.100	11/15/30(b)	100,882
AppLovin Corp.
55,000	5.500	12/01/34(b)	56,052
Block, Inc.
232,000	6.500	05/15/32(b)	238,647
10,000	6.000	08/15/33(a)(b)	10,157
Broadcom, Inc.
34,000	5.200	07/15/35(b)	35,140
30,000	4.800	02/15/36(b)	30,078
161,000	3.187	11/15/36(a)(b)	138,830
20,000	4.900	02/15/38(b)	19,896
Crowdstrike Holdings, Inc.
10,000	3.000	02/15/29(b)	9,503
Elastic NV
80,000	4.125	07/15/29(a)(b)	75,746
Electronic Arts, Inc.
54,000	2.950	02/15/51(b)	46,665
Intel Corp.
2,000	3.050	08/12/51(b)	1,256
Match Group Holdings II LLC
30,000	6.125	09/15/33(a)(b)	29,935
Meta Platforms, Inc.
50,000	4.200	11/15/30(b)	50,466
175,000	4.875	11/15/35(b)	176,617
Seagate Data Storage Technology Pte Ltd.
20,000	5.875	07/15/30(a)(b)	20,559
Snap, Inc.
20,000	6.875	03/15/34(a)(b)	19,962
SV RNO Property Owner 1 LLC
75,000	5.875	03/01/31(a)(b)	75,324

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Uber Technologies, Inc.
$10,000	4.150%	01/15/31(b)	$9,962

			1,145,677

Transportation – 0.3%
Delta Air Lines, Inc.
29,000	4.950	07/10/28(b)	29,478
40,000	5.250	07/10/30(b)	41,247
Penske Truck Leasing Co. LP / PTL Finance Corp.
68,000	5.250	07/01/29(a)(b)	70,200
United Airlines Holdings, Inc.
57,000	5.375	03/01/31(b)	58,091

			199,016

Wireless – 0.2%
AT&T, Inc.
15,000	4.350	06/15/45(b)	12,601
47,000	4.850	07/15/45(b)	42,473
3,000	5.550	11/01/45(b)	2,951
Crown Castle, Inc.
50,000	4.000	03/01/27(b)	49,985
T-Mobile USA, Inc.
10,000	4.700	01/15/35(b)	9,939

			117,949

TOTAL CORPORATE OBLIGATIONS (Cost $18,739,176)			18,882,204

Asset-Backed Securities – 14.0%

Collateralized Loan Obligations – 13.4%
AIMCO CLO 10 Ltd., Series 2019-10A, Class ARR (TSFR3M + 1.410%)
250,000	5.079	07/22/37(a)(b)(c)	250,330
AMMC CLO 30 Ltd., Series 2024-30A, Class A1R (TSFR3M + 1.230%)
260,000	4.823	04/15/39(a)(c)	260,155
ARES LI CLO Ltd., Series 2019-51A, Class A1R2 (TSFR3M + 1.360%)
250,000	5.032	10/15/37(a)(b)(c)	250,339
Bain Capital Credit CLO, Series 2019-1A, Class BR3 (TSFR3M + 1.400%)
950,000	5.064	04/19/34(a)(b)(c)	950,167
Carlyle U.S. CLO Ltd., Series 2021-10A, Class A1R (TSFR3M + 1.310%)
650,000	4.978	01/20/38(a)(b)(c)	650,902
CARLYLE U.S. CLO Ltd., Series 2021-1A, Class A1AR (TSFR3M + 1.370%)
250,000	5.042	01/15/40(a)(b)(c)	250,373
Carval CLO X-C Ltd., Series 2024-2A, Class A (TSFR3M + 1.460%)
750,000	5.128	07/20/37(a)(b)(c)	750,053
CBAMR Ltd., Series 2020-12A, Class A1R2 (TSFR3M + 1.250%)
250,000	4.919	01/20/39(a)(b)(c)	250,760
CIFC Funding Ltd., Series 2017-1A, Class ARR (TSFR3M + 1.550%)
570,000	5.220	04/21/37(a)(b)(c)	570,930
Dewolf Park CLO Ltd., Series 2017-1A, Class AR2 (TSFR3M + 1.210%)
270,000	4.875	01/22/39(a)(c)	270,484

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS CORE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Elmwood CLO 38 Ltd., Series 2025-1A, Class A (TSFR3M + 1.150%)
$525,000	4.819%	04/22/38(a)(b)(c)	$525,614
Invesco U.S. CLO Ltd., Series 2023-3A, Class BR (TSFR3M + 1.750%)
250,000	5.422	07/15/38(a)(b)(c)	251,291
Oaktree CLO Ltd., Series 2023-2A, Class A1R (TSFR3M + 1.350%)
575,000	5.018	07/20/38(a)(b)(c)	578,325
Ocp CLO Ltd., Series 2024-33A, Class A1 (TSFR3M + 1.500%)
500,000	5.168	07/20/37(a)(b)(c)	501,218
OHA Credit Funding 15-R Ltd., Series 2023-15RA, Class A (TSFR3M + 1.290%)
300,000	4.958	07/20/38(a)(b)(c)	301,460
Palmer Square CLO Ltd., Series 2024-3A, Class A (TSFR3M + 1.350%)
350,000	5.018	07/20/37(a)(b)(c)	351,026
Regatta XXV Funding Ltd., Series 2023-1A, Class A1R (TSFR3M + 1.340%)
500,000	5.012	07/15/38(a)(b)(c)	501,158
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R (TSFR3M + 1.400%)
500,000	5.068	07/18/37(a)(b)(c)	501,214
Silver Point CLO 14 Ltd., Series 2025-14A, Class A1 (TSFR3M + 1.230%)
350,000	4.909	01/15/39(a)(b)(c)	351,224
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1R (TSFR3M + 1.370%)
250,000	5.038	04/20/38(a)(b)(c)	250,842
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2 (TSFR3M + 1.170%)
725,000	4.832	01/21/39(a)(b)(c)	725,433
Symphony CLO 36 Ltd., Series 2025-52A, Class BR (TSFR3M + 1.550%)
500,000	5.215	01/20/36(a)(c)	500,069
Warwick Capital CLO 1 Ltd., Series 2023-1A, Class AR (TSFR3M + 1.280%)
350,000	4.948	10/20/38(a)(b)(c)	351,142
Whitebox CLO III Ltd., Series 2021-3A, Class A1R (TSFR3M + 1.270%)
250,000	4.942	10/15/35(a)(b)(c)	250,283
Wonder Lake Park CLO Ltd., Series 2025-1A, Class A (TSFR3M + 1.290%)
350,000	4.958	07/24/38(a)(b)(c)	351,136

			10,745,928

Diversified Financial Services – 0.6%
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
175,000	4.720	02/15/29	175,172
Barclays Dryrock Issuance Trust, Series 2025-1, Class A
100,000	3.970	07/15/31	100,732
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
16,110	5.090	03/22/27(b)	16,133

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Diversified Financial Services – (continued)
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A4
$135,000	5.260%	08/20/30(a)(b)	$138,402

			430,439

TOTAL ASSET-BACKED SECURITIES (Cost $11,172,474)			11,176,367

Collateralized Mortgage Obligations – 3.4%

Angel Oak Mortgage Trust, Series 2021-6, Class A1
80,459	1.458	09/25/66(a)(b)(c)	69,828
COLT Mortgage Loan Trust, Series 2021-4, Class A1
179,814	1.397	10/25/66(a)(b)(c)	156,729
COLT Mortgage Loan Trust, Series 2025-4, Class A1
448,577	5.794	04/25/70(a)(b)	455,310
COLT Mortgage Loan Trust, Series 2025-7, Class A1
335,373	5.470	06/25/70(a)(b)	339,307
COLT Mortgage Loan Trust, Series 2025-8, Class A1
209,832	5.480	08/25/70(a)(b)	212,324
EFMT, Series 2026-NQM1, Class A1A
199,568	4.771	02/25/71(a)(b)	200,115
Ellington Financial Mortgage Trust, Series 2022-1, Class A1
264,120	2.206	01/25/67(a)(b)(c)	237,556
GCAT Trust, Series 2021-NQM5, Class A2
603,726	1.417	07/25/66(a)(b)(c)	520,611
J.P. Morgan Mortgage Trust, Series 2023-DSC2, Class A1
72,573	5.250	11/25/63(a)(b)(c)	73,527
JP Morgan Mortgage Trust Series, Series 2025-NQM5, Class A1A
438,034	4.879	05/25/66(a)(b)	439,836

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,683,758)			2,705,143

Foreign Corporate Debt – 2.3%

Banks – 1.0%
Barclays PLC (United Kingdom)
200,000	4.836	05/09/28(b)	201,508
UBS Group AG (Switzerland) (SOFR + 1.730%)
650,000	3.091	05/14/32(a)(b)(c)	608,548

			810,056

Chemicals – 0.3%
OCP SA (Morocco)
200,000	6.750	05/02/34(b)	217,083

Communications – 0.0%
Videotron Ltd. (Canada)
10,000	5.700	01/15/35(a)(b)	10,333

Consumer Cyclical – 0.1%
1011778 BC ULC / New Red Finance, Inc. (Canada)
31,000	6.125	06/15/29(a)(b)	31,876
10,000	4.000	10/15/30(a)(b)	9,614

			41,490

Consumer Noncyclical – 0.4%
BAT Capital Corp. (United Kingdom)
43,000	4.742	03/16/32(b)	43,740
85,000	4.625	03/22/33(b)	85,314
65,000	6.000	02/20/34(b)	70,420

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Noncyclical – (continued)
BAT International Finance PLC (United Kingdom)
$38,000	4.448%	03/16/28(b)	$38,347
50,000	5.931	02/02/29(b)	52,622

			290,443

Energy – 0.0%
Enbridge, Inc. (Canada)
6,000	5.700	03/08/33(b)	6,376

Financial Company – 0.0%
Macquarie Airfinance Holdings Ltd. (United Kingdom)
20,000	5.200	03/27/28(a)(b)	20,334

Food and Beverage – 0.1%
Bacardi Ltd. (Bermuda)
100,000	4.700	05/15/28(a)(b)	100,869

Metals and Mining – 0.1%
Glencore Finance Canada Ltd. (Australia)
15,000	5.550	10/25/42(a)	15,005
Glencore Funding LLC (Australia)
85,000	2.625	09/23/31(a)(b)	77,534

			92,539

Mining – 0.2%
Vale Overseas Ltd. (Brazil)
149,000	6.400	06/28/54(b)	156,182

Software – 0.0%
Constellation Software, Inc. (Canada)
25,000	5.461	02/16/34(a)(b)	24,912

Technology – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
20,000	4.400	06/01/27(b)	20,101
46,000	3.400	05/01/30(b)	44,571
10,000	2.500	05/11/31(b)	9,156

			73,828

Wireless – 0.0%
Rogers Communications, Inc. (Canada)
20,000	4.500	03/15/42(b)	17,439

TOTAL FOREIGN CORPORATE DEBT
(Cost $1,847,469)			1,861,884

Sovereign Debt Obligations – 1.1%

Sovereign – 1.1%
Eagle Funding Luxco Sarl
250,000	5.500	08/17/30(a)(b)	254,889
Hungary Government International Bond
200,000	5.500	06/16/34	205,000
Mexico Government International Bond
180,000	6.050	01/11/40	181,270
20,000	5.550	01/21/45	18,726
Peruvian Government International Bond
60,000	5.500	03/30/36(b)	62,033
Republic of Poland Government International Bond, Series 30Y
30,000	5.500	03/18/54(b)	29,402
Romanian Government International Bond
160,000	6.625	05/16/36	170,278

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $903,853)			921,598

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Bonds – 1.1%
U.S. Treasury Bonds
$290,000	4.750	%(f)	02/15/45	$297,295
326,000	5.000	(f)	05/15/45	344,643
160,000	4.625	(f)	02/15/46(e)	161,125
50,000	4.750	(f)	08/15/55	50,922

TOTAL U.S. TREASURY BONDS
(Cost $834,467)				853,985

Municipal Bonds – 0.5%
Illinois – 0.2%
State of Illinois
162,500	5.650		12/01/38	170,172

Massachusetts – 0.2%
Massachusetts Development Finance Agency, Series B
130,000	4.571		05/01/45(b)	125,792

New York – 0.1%
New York State Dormitory Authority, Series 1
100,000	4.294		07/01/44(b)	91,714

TOTAL MUNICIPAL BONDS
(Cost $366,865)				387,678

Shares	Dividend Rate			Value

Investment Company – 6.2%(g)
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,974,409	3.589%			4,974,409
(Cost $4,974,409)

TOTAL INVESTMENTS – 121.1%
(Cost $96,145,381)				$96,924,640

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.1)%				(16,884,933)

NET ASSETS – 100.0%				$80,039,707

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(c)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.

(d)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $17,533,119 which represents approximately 21.9% of the Fund’s net assets as of February 28, 2026.

(e)	When-issued security.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS CORE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

(f)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(g)	Represents an affiliated issuer.

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill
TSFR	—Term Secured Overnight Financing Rate

ADDITIONAL INVESTMENT INFORMATION

 FORWARD SALES CONTRACTS — At February 28, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA-30yr(a)	03/20/56	$(250,000)	$(246,990)

Total (Proceed Receivable $246,260)					$(246,990)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

U.S. Treasury 2 Year Note	11	06/30/26	$2,301,578	$2,783

U.S. Treasury 5 Year Note	10	06/30/26	1,101,172	3,899

U.S. Treasury Long Bond	13	06/18/26	1,539,687	12,043

U.S. Treasury Ultra Bond	47	06/18/26	5,711,969	53,923

Total				$72,648

Short position contracts:

U.S. Treasury 10 Year Note	(60)	06/18/26	(6,825,000)	(26,091)

U.S. Treasury 10 Year Ultra Note	(11)	06/18/26	(1,283,906)	(9,255)

Total				$(35,346)

Total Futures Contracts				$37,302

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE BOND ETF

SWAP CONTRACTS — At February 28, 2026, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

	Financing
	Rate
	Received	Credit Spread			Notional
	(Paid) by the	at February 28,		Termination	Amount		Upfront Premium	Unrealized Appreciation/
Reference Obligation/Index	Fund	2026(a)	Counterparty	Date	(000’s)	Value	(Received) Paid	(Depreciation)
CDXIG544(b)	1.000%	(2.236)%	BARC	06/20/2030	2,140	$56,526	$39,529	$16,997
CDXIG545(b)	1.000%	(2.248)	MS	12/20/2030	4,635	97,465	96,438	1,027
TOTAL						$153,991	$135,967	$18,024

(a)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	Payments made quarterly.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS CORPORATE BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 86.0%

Advertising – 0.2%
Lamar Media Corp.
$96,000	5.375%	11/01/33(a)(b)	$96,199

Aerospace & Defense – 3.4%
Axon Enterprise, Inc.
28,000	6.250	03/15/33(a)(b)	29,046
Boeing Co. (The)
130,000	2.700	02/01/27(a)	128,594
366,000	3.450	11/01/28(a)	361,587
687,000	3.250	02/01/35(a)	611,817
423,000	5.875	02/15/40	443,927
102,000	5.705	05/01/40(a)	106,148
Hexcel Corp.
97,000	5.875	02/26/35(a)	103,326
TransDigm, Inc.
42,000	6.375	05/31/33(a)(b)	42,897
15,000	6.125	07/31/34(a)(b)	15,237

			1,842,579

Banks – 21.5%
Bank of America Corp.
(SOFR + 1.830%)
1,286,000	4.571	04/27/33(a)(c)	1,291,886
(US 5 Year CMT T-Note + 1.200%)
593,000	2.482	09/21/36(a)(c)	523,887
Bank of America Corp., MTN
(SOFR + 1.330%)
585,000	2.972	02/04/33(a)(c)	540,451
Bank of New York Mellon Corp. (The), Series H
(US 5 Year CMT T-Note + 3.352%)
20,000	3.700	03/20/74(a)(c)	19,983
Capital One Financial Corp.
420,000	4.100	02/09/27(a)	420,519
100,000	3.750	03/09/27(a)	99,825
(SOFR + 2.600%)
98,000	5.247	07/26/30(a)(c)	101,169
(SOFR + 1.990%)
95,000	5.884	07/26/35(a)(c)	100,071
(SOFR + 2.036%)
202,000	6.183	01/30/36(a)(c)	210,087
(SOFR + 1.630%)
144,000	5.197	09/11/36(a)(c)	143,653
Citigroup, Inc.
(SOFR + 1.422%)
394,000	2.976	11/05/30(a)(c)	377,568
(SOFR + 1.351%)
135,000	3.057	01/25/33(a)(c)	124,877
(SOFR + 2.338%)
633,000	6.270	11/17/33(a)(c)	694,374
(US 5 Year CMT T-Note + 1.730%)
320,000	5.411	09/19/39(a)(c)	321,830
(US 5 Year CMT T-Note + 3.001%)
90,000	6.625	05/15/74(a)(c)	92,330
Citigroup, Inc., Series T
(TSFR3M + 4.779%)
60,000	6.250	02/15/75(a)(c)	60,289

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citizens Financial Group, Inc.
(SOFR + 2.010%)
$391,000	5.841%	01/23/30(a)(c)	$408,732
Fifth Third Bancorp
(SOFR + 2.340%)
49,000	6.339	07/27/29(a)(c)	51,526
(SOFR + 1.240%)
45,000	5.141	01/29/37(a)(c)	45,086
First Horizon Corp.
(SOFR + 1.766%)
194,000	5.514	03/07/31(a)(c)	200,795
Huntington Bancshares, Inc.
(US 5 Year CMT T-Note + 1.700%)
176,000	6.141	11/18/39(a)(c)	185,014
JPMorgan Chase & Co.
(SOFR + 1.800%)
107,000	4.586	04/26/33(a)(c)	107,969
(SOFR + 1.680%)
200,000	5.572	04/22/36(a)(c)	211,121
(SOFR + 1.635%)
95,000	5.576	07/23/36(a)(c)	98,736
(SOFR + 1.190%)
514,000	4.810	10/22/36(a)(c)	512,509
(TSFR3M + 1.622%)
406,000	3.882	07/24/38(a)(c)	367,773
KeyCorp, Series D
(TSFR3M + 3.868%)
60,000	5.000	12/15/74(a)(c)	59,876
M&T Bank Corp.
(US 5 Year CMT T-Note + 1.430%)
65,000	5.400	07/30/35(a)(c)	65,960
M&T Bank Corp., MTN
(SOFR + 1.610%)
347,000	5.385	01/16/36(a)(c)	355,675
M&T Bank Corp., Series F
(TSFR3M + 3.782%)
40,000	5.125	05/01/74(a)(c)	39,958
Morgan Stanley
(SOFR + 1.630%)
492,000	5.449	07/20/29(a)(c)	507,324
(SOFR + 1.730%)
827,000	5.466	01/18/35(a)(c)	864,211
(SOFR + 1.360%)
146,000	2.484	09/16/36(a)(c)	129,188
(US 5 Year CMT T-Note + 2.430%)
50,000	5.948	01/19/38(a)(c)	52,745
Morgan Stanley, MTN
(SOFR + 1.010%)
64,000	5.652	04/13/28(a)(c)	65,142
Regions Financial Corp.
(SOFR + 1.490%)
397,000	5.722	06/06/30(a)(c)	415,806

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
State Street Corp.
(US 5 Year CMT T-Note + 2.135%)
$80,000	6.450%	06/15/74(a)(c)	$83,674
Truist Financial Corp., MTN
(SOFR + 1.620%)
201,000	5.435	01/24/30(a)(c)	208,487
(SOFR + 1.922%)
501,000	5.711	01/24/35(a)(c)	530,452
(SOFR + 1.395%)
153,000	4.964	10/23/36(a)(c)	152,543
Wells Fargo & Co.
(SOFR + 1.340%)
237,000	4.892	09/15/36(a)(c)	237,151
Wells Fargo & Co., MTN
(TSFR3M + 1.572%)
580,000	3.584	05/22/28(a)(c)	576,979

			11,657,231

Basic Industry – 0.1%
Qnity Electronics, Inc.
20,000	5.750	08/15/32(a)(b)	20,464
5,000	6.250	08/15/33(a)(b)	5,195
Solstice Advanced Materials, Inc.
20,000	5.625	09/30/33(a)(b)	20,228

			45,887

Brokerage – 0.0%
Jane Street Group / JSG Finance, Inc.
10,000	6.750	05/01/33(a)(b)	10,260

Building Materials – 0.7%
Advanced Drainage Systems, Inc.
15,000	5.375	03/01/34(a)(b)	15,117
AECOM
8,000	6.000	08/01/33(a)(b)	8,171
Builders FirstSource, Inc.
36,000	6.750	05/15/35(a)(b)	37,595
Ferguson Enterprises, Inc.
105,000	4.350	03/15/31(a)	105,290
Owens Corning
84,000	5.950	06/15/54(a)	86,848
QXO Building Products, Inc.
71,000	6.750	04/30/32(a)(b)	73,583
Standard Building Solutions, Inc.
37,000	6.250	08/01/33(a)(b)	37,678

			364,282

Capital Goods – 2.3%
Atkore, Inc.
15,000	4.250	06/01/31(a)(b)	14,382
CACI International, Inc.
43,000	6.375	06/15/33(a)(b)	44,349
CACI International, Inc., Series MAR
25,000	6.375	06/15/33(a)(b)(d)	25,758
Carlisle Cos., Inc.
30,000	5.550	09/15/40(a)	30,946
CompoSecure Holdings LLC
60,000	5.625	02/01/33(a)(b)	59,698
Crown Americas LLC
24,000	5.875	06/01/33(a)(b)	24,661

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Esab Corp.
$109,000	6.250%	04/15/29(a)(b)	$111,884
General Electric Co., MTN
309,000	5.875	01/14/38	339,520
Regal Rexnord Corp.
67,000	6.050	04/15/28(a)	69,474
490,000	6.300	02/15/30(a)	523,426

			1,244,098

Communications – 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
570,000	3.750	02/15/28(a)	564,847
News Corp.
342,000	3.875	05/15/29(a)(b)	333,489
Time Warner Cable LLC
38,000	5.875	11/15/40(a)	35,678

			934,014

Consumer Cyclical – 9.2%
Acushnet Co.
10,000	5.625	12/01/33(a)(b)	10,198
AutoNation, Inc.
231,000	5.890	03/15/35(a)	240,961
Carnival Corp.
70,000	5.875	06/15/31(a)(b)	73,126
Choice Hotels International, Inc.
261,000	3.700	01/15/31(a)	251,454
61,000	5.850	08/01/34(a)	63,243
Cinemark USA, Inc.
63,000	7.000	08/01/32(a)(b)	65,599
Dollar General Corp.
212,000	5.450	07/05/33(a)	222,208
Expedia Group, Inc.
317,000	5.400	02/15/35(a)	320,005
General Motors Financial Co., Inc.
343,000	1.500	06/10/26(a)	340,476
254,000	5.350	07/15/27	258,335
50,000	2.700	08/20/27(a)	49,089
471,000	3.850	01/05/28(a)	469,554
164,000	5.850	04/06/30(a)	173,191
355,000	5.450	07/15/30(a)	370,927
231,000	5.750	02/08/31(a)	243,953
18,000	3.100	01/12/32(a)	16,637
70,000	5.450	09/06/34(a)	71,871
Global Payments, Inc.
163,000	5.550	11/15/35(a)	162,112
Hilton Domestic Operating Co., Inc.
30,000	5.500	03/31/34(a)(b)	30,327
Hyatt Hotels Corp.
247,000	5.500	06/30/34(a)	257,474
Marriott International, Inc.
75,000	5.500	04/15/37(a)	77,464
Marriott International, Inc., Series GG
64,000	3.500	10/15/32(a)	60,372
Marriott International, Inc., Series HH
288,000	2.850	04/15/31(a)	269,560
RHP Hotel Properties LP / RHP Finance Corp.
20,000	5.750	03/15/34(a)(b)(d)	20,132

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Royal Caribbean Cruises Ltd.
$430,000	6.250%	03/15/32(a)(b)	$448,406
74,000	6.000	02/01/33(a)(b)	76,611
233,000	5.375	01/15/36(a)	237,871
75,000	5.250	02/27/38(a)	75,115
Viking Cruises Ltd.
15,000	5.875	10/15/33(a)(b)	15,303

			4,971,574

Consumer Noncyclical – 3.2%
Altria Group, Inc.
51,000	4.800	02/14/29(a)	52,114
60,000	5.250	08/06/35(a)	61,471
Amneal Pharmaceuticals LLC
23,000	6.875	08/01/32(a)(b)	24,233
Cardinal Health, Inc.
50,000	5.000	11/15/29(a)	51,521
89,000	4.500	09/15/30(a)	90,237
265,000	5.350	11/15/34(a)	275,413
Elevance Health, Inc.
125,000	4.600	09/15/32(a)	126,080
Kroger Co. (The)
265,000	5.000	09/15/34(a)	269,262
Laboratory Corp. of America Holdings
181,000	4.550	04/01/32(a)	182,398
Revvity, Inc.
303,000	3.300	09/15/29(a)	293,805
Royalty Pharma PLC
241,000	5.400	09/02/34(a)	249,177
Thermo Fisher Scientific, Inc.
30,000	4.902	02/12/36(a)	30,502

			1,706,213

Distribution & Logistics – 0.2%
WESCO Distribution, Inc.
25,000	5.250	04/15/31(a)(b)	25,080
27,000	6.375	03/15/33(a)(b)	28,170
35,000	5.500	04/15/34(a)(b)	35,266

			88,516

Distributors – 1.4%
Hyundai Capital America
487,000	5.600	03/30/28(a)(b)	501,379
195,000	4.500	09/18/30(a)(b)	196,565
65,000	4.550	01/08/31(a)(b)	65,588

			763,532

Electric – 3.5%
Berkshire Hathaway Energy Co.
201,000	2.850	05/15/51(a)	126,510
DTE Electric Co.
70,000	4.250	05/14/27	70,465
DTE Energy Co.
308,000	4.875	06/01/28(a)	313,947
Duke Energy Corp.
126,000	4.800	12/15/45(a)	112,115
NextEra Energy Capital Holdings, Inc.
288,000	1.900	06/15/28(a)	275,679
Pacific Gas and Electric Co.
50,000	2.950	03/01/26(a)	50,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Pacific Gas and Electric Co. – (continued)
$228,000	2.100%	08/01/27(a)	$222,143
154,000	5.000	06/04/28(a)	156,830
98,000	6.950	03/15/34(a)	110,249
Vistra Operations Co. LLC
235,000	4.300	07/15/29(a)(b)	235,109
75,000	4.700	01/31/31(a)(b)	75,424
120,000	5.250	10/15/35(a)(b)	120,387

			1,868,858

Electrical – 0.1%
Vertiv Holdings Co.
65,000	4.850	03/15/36(a)(d)	64,747

Energy – 4.5%
Chord Energy Corp.
56,000	6.000	10/01/30(a)(b)	57,245
DBR Land Holdings LLC
70,000	6.250	12/01/30(a)(b)	72,115
Energy Transfer LP
50,000	3.900	07/15/26(a)	49,950
141,000	5.150	03/15/45(a)	127,761
Howard Midstream Energy Partners LLC
20,000	6.625	01/15/34(a)(b)	20,700
Kinder Morgan Energy Partners LP
255,000	6.550	09/15/40	283,408
Kodiak Gas Services LLC
5,000	6.500	10/01/33(a)(b)	5,157
20,000	6.750	10/01/35(a)(b)	20,889
MPLX LP
274,000	5.500	02/15/49(a)	256,981
Occidental Petroleum Corp.
278,000	5.375	01/01/32(a)	289,402
92,000	5.550	10/01/34(a)	95,959
ONEOK, Inc.
25,000	5.550	11/01/26(a)	25,220
394,000	4.550	07/15/28(a)	398,323
Sabine Pass Liquefaction LLC
645,000	5.000	03/15/27(a)	648,003
Sunoco LP
10,000	5.875	03/15/34(a)(b)	10,066
Venture Global Plaquemines LNG LLC
20,000	6.125	12/15/30(a)(b)	20,772
70,000	6.500	06/15/34(a)(b)	73,636

			2,455,587

Financial Company – 3.0%
Air Lease Corp.
582,000	3.625	04/01/27(a)	579,546
81,000	5.850	12/15/27(a)	83,426
Air Lease Corp., GMTN
75,000	3.750	06/01/26(a)	74,896
Ally Financial, Inc.
(SOFRINDX + 1.960%)
180,000	5.737	05/15/29(a)(c)	184,856
(SOFR + 3.260%)
116,000	6.992	06/13/29(a)(c)	122,167
Apollo Debt Solutions BDC
132,000	6.550	03/15/32(a)	134,914

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Aviation Capital Group LLC
$310,000	5.375%	07/15/29(a)(b)	$319,843
60,000	4.875	01/28/33(a)(b)	59,782
Blackstone Private Credit Fund
65,000	5.050	09/10/30(a)	62,151
Blackstone Secured Lending Fund
23,000	5.300	06/30/30(a)	22,621

			1,644,202

Food and Beverage – 3.2%
Campbell’s Company (The)
363,000	4.750	03/23/35(a)	352,410
Constellation Brands, Inc.
97,000	3.150	08/01/29(a)	94,294
221,000	4.800	05/01/30(a)	226,548
Darling Ingredients, Inc.
92,000	6.000	06/15/30(a)(b)	93,226
J M Smucker Co. (The)
227,000	6.200	11/15/33(a)	248,789
Mars, Inc.
310,000	5.000	03/01/32(a)(b)	320,743
319,000	5.700	05/01/55(a)(b)	323,460
Performance Food Group, Inc.
65,000	5.625	03/01/34(a)(b)	65,232

			1,724,702

Healthcare – 6.4%
Cigna Group (The)
141,000	4.900	12/15/48(a)	126,681
CVS Health Corp.
508,000	5.450	09/15/35(a)	523,767
313,000	4.780	03/25/38(a)	298,697
HCA, Inc.
350,000	5.250	06/15/26(a)	350,347
75,000	5.625	09/01/28(a)	77,342
1,092,000	3.500	09/01/30(a)	1,057,817
38,000	5.500	03/01/32(a)	39,861
Insulet Corp.
38,000	6.500	04/01/33(a)(b)	39,487
Solventum Corp.
112,000	5.400	03/01/29(a)	116,178
534,000	5.600	03/23/34(a)	557,900
UnitedHealth Group, Inc.
187,000	3.050	05/15/41(a)	143,642
140,000	5.625	07/15/54(a)	137,877

			3,469,596

Insurance – 0.8%
American International Group, Inc.
141,000	4.850	05/07/30(a)	144,759
Willis North America, Inc.
277,000	2.950	09/15/29(a)	265,005

			409,764

Media Non Cable – 0.2%
Graham Holdings Co.
85,000	5.625	12/01/33(a)(b)	85,103

Metals – 0.2%
Commercial Metals Co.
100,000	5.750	11/15/33(a)(b)	101,915

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Metals – (continued)
Commercial Metals Co. – (continued)
$15,000	6.000%	12/15/35(a)(b)	$15,355

			117,270

Metals and Mining – 0.0%
Carpenter Technology Corp.
10,000	5.625	03/01/34(a)(b)	10,192

REITs and Real Estate – 5.8%
CBRE Services, Inc.
193,000	5.500	04/01/29(a)	200,442
Cousins Properties LP
166,000	5.250	07/15/30(a)	171,596
455,000	5.875	10/01/34(a)	476,664
Essential Properties LP
96,000	5.400	12/01/35(a)	97,679
Essex Portfolio LP
394,000	3.000	01/15/30(a)	377,457
Extra Space Storage LP
104,000	4.950	01/15/33(a)	105,501
Highwoods Realty LP
192,000	5.350	01/15/33(a)	192,767
115,000	7.650	02/01/34(a)	131,031
Host Hotels & Resorts LP
178,000	5.700	06/15/32(a)	187,488
Invitation Homes Operating Partnership LP
375,000	2.300	11/15/28(a)	356,756
Kilroy Realty LP
206,000	6.250	01/15/36(a)	210,096
Kimco Realty OP LLC
459,000	3.800	04/01/27(a)	459,055
Phillips Edison Grocery Center Operating Partnership I LP
35,000	4.750	03/15/33(a)	35,044
Starwood Property Trust, Inc.
73,000	5.250	10/15/28(a)(b)	73,249
55,000	5.750	01/15/31(a)(b)	55,632

			3,130,457

Software – 4.1%
Fair Isaac Corp.
43,000	6.000	05/15/33(a)(b)	43,461
MSCI, Inc.
93,000	3.625	11/01/31(a)(b)	87,417
441,000	3.250	08/15/33(a)(b)	392,761
Oracle Corp.
97,000	5.250	02/03/32(a)	97,354
110,000	5.350	05/04/33(a)	110,437
25,000	4.700	09/27/34(a)	23,486
75,000	5.500	08/03/35(a)	74,099
50,000	5.200	09/26/35(a)	48,321
115,000	5.700	02/04/36(a)	115,038
165,000	6.550	02/04/46(a)	160,989
584,000	4.000	11/15/47(a)	402,294
166,000	6.900	11/09/52(a)	163,946
66,000	5.375	09/27/54(a)	53,230
Paychex, Inc.
157,000	5.100	04/15/30(a)	160,340
161,000	5.350	04/15/32(a)	165,080

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
ROBLOX Corp.
$100,000	3.875%	05/01/30(a)(b)	$95,222

			2,193,475

Technology – 6.3%
AppLovin Corp.
216,000	5.125	12/01/29(a)	220,601
486,000	5.375	12/01/31(a)	500,554
249,000	5.500	12/01/34(a)	253,762
Block, Inc.
12,000	6.500	05/15/32(a)	12,344
55,000	6.000	08/15/33(a)(b)	55,865
Broadcom, Inc.
362,000	5.200	07/15/35(a)	374,139
200,000	3.137	11/15/35(a)(b)	174,713
90,000	4.950	01/15/36(a)	91,077
35,000	4.900	02/15/38(a)	34,817
Electronic Arts, Inc.
290,000	2.950	02/15/51(a)	250,607
Fiserv, Inc.
25,000	5.250	08/11/35(a)	25,002
Intel Corp.
176,000	2.000	08/12/31(a)	155,921
84,000	5.700	02/10/53(a)	79,686
Keysight Technologies, Inc.
63,000	5.350	07/30/30(a)	66,002
Match Group Holdings II LLC
67,000	6.125	09/15/33(a)(b)	66,856
Meta Platforms, Inc.
75,000	4.600	11/15/32(a)	76,253
50,000	4.875	11/15/35(a)	50,462
NetApp, Inc.
36,000	5.500	03/17/32(a)	37,521
Seagate Data Storage Technology Pte Ltd.
28,000	5.875	07/15/30(a)(b)	28,782
Snap, Inc.
26,000	6.875	03/15/34(a)(b)	25,951
SV RNO Property Owner 1 LLC
50,000	5.875	03/01/31(a)(b)	50,216
Synopsys, Inc.
68,000	5.000	04/01/32(a)	70,106
164,000	5.150	04/01/35(a)	167,472
Uber Technologies, Inc.
31,000	4.150	01/15/31(a)	30,881
519,000	4.800	09/15/34(a)	520,392

			3,419,982

Transportation – 1.8%
American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, A
212,000	4.900	05/11/38	212,995
American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B
125,000	5.650	11/11/34	127,125
Delta Air Lines, Inc.
115,000	4.950	07/10/28(a)	116,896
119,000	5.250	07/10/30(a)	122,710
Penske Truck Leasing Co. LP / PTL Finance Corp.
371,000	5.250	07/01/29(a)(b)	383,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
United Airlines Holdings, Inc.
$37,000	5.375%	03/01/31(a)	$37,708

			1,000,434

Wireless – 2.2%
AT&T, Inc.
225,000	4.750	05/15/46(a)	197,536
Crown Castle, Inc.
539,000	4.000	03/01/27(a)	538,836
234,000	3.650	09/01/27(a)	232,941
T-Mobile USA, Inc.
25,000	3.500	04/15/31(a)	24,136
211,000	5.050	07/15/33(a)	217,573

			1,211,022

TOTAL CORPORATE OBLIGATIONS (Cost $46,300,342)			46,529,776

Foreign Corporate Debt – 8.1%

Banks – 1.5%
Barclays PLC (United Kingdom)
500,000	4.836	05/09/28(a)	503,769
(SOFR + 1.590%)
200,000	5.785	02/25/36(a)(c)	209,452
Sumitomo Mitsui Financial Group, Inc. (Japan)
125,000	3.010	10/19/26	124,336

			837,557

Consumer Noncyclical – 1.9%
BAT Capital Corp. (United Kingdom)
75,000	3.215	09/06/26(a)	74,705
95,000	4.700	04/02/27(a)	95,640
128,000	5.834	02/20/31(a)	136,834
369,000	4.625	03/22/33(a)	370,364
25,000	5.625	08/15/35(a)	26,356
BAT International Finance PLC (United Kingdom)
160,000	5.931	02/02/29(a)	168,389
Reynolds American, Inc. (United Kingdom)
123,000	5.700	08/15/35(a)	129,728

			1,002,016

Electric – 0.1%
Emera U.S. Finance LP (Canada)
50,000	3.550	06/15/26(a)	49,886

Energy – 0.3%
Enbridge, Inc. (Canada)
169,000	5.700	03/08/33(a)	179,587

Financial Company – 0.4%
Macquarie Airfinance Holdings Ltd. (United Kingdom)
238,000	5.200	03/27/28(a)(b)	241,979

Food and Beverage – 1.1%
Bacardi Ltd. (Bermuda)
442,000	4.700	05/15/28(a)(b)	445,842
JDE Peet’s NV (Netherlands)
150,000	2.250	09/24/31(a)(b)	132,697

			578,539

Metals and Mining – 1.3%
Glencore Funding LLC (Australia)
685,000	4.000	03/27/27(a)(b)	684,945

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)

Mining – 0.3%
Vale Overseas Ltd. (Brazil)
$130,000	6.400%		06/28/54(a)	$136,266

Technology – 0.3%
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
201,000	2.650		02/15/32(a)	181,386

Wireless – 0.1%
Rogers Communications, Inc. (Canada)
37,000	3.800		03/15/32(a)	35,341

Wirelines – 0.8%
British Telecommunications PLC (United Kingdom)
351,000	9.625		12/15/30	429,321

TOTAL FOREIGN CORPORATE DEBT
(Cost $4,335,460)				4,356,823

Sovereign Debt Obligations – 2.9%

Sovereign – 2.9%
Chile Government International Bond
220,000	3.100		05/07/41(a)	173,714
Hungary Government International Bond
200,000	6.000		09/26/35(b)	210,708
Mexico Government International Bond
200,000	5.625		09/22/35(a)	200,012
200,000	6.050		01/11/40	201,411
Mexico Government International Bond, MTN
262,000	4.750		03/08/44	218,810
Peruvian Government International Bond
268,000	5.500		03/30/36(a)	277,081
Republic of Poland Government International Bond, Series 30Y
165,000	5.500		03/18/54(a)	161,709
Romanian Government International Bond
100,000	3.000		02/14/31(b)	92,058
20,000	6.625		05/16/36(b)	21,285
30,000	5.750		07/04/36(b)(d)	29,929

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $1,569,617)				1,586,717

U.S. Treasury Bonds – 0.2%

U.S. Treasury Bonds
10,000	4.750	(e)	02/15/45	10,251
10,000	5.000	(e)	05/15/45	10,572
60,000	4.625	(e)	02/15/46(d)	60,422
20,000	4.750	(e)	08/15/55	20,369

TOTAL U.S. TREASURY BONDS
(Cost $99,637)				101,614

Shares	Description		Dividend Rate	Value

Preferred Stock – 0.0%

Software – 0.0%
394	Oracle Corp., Series D*		6.50%	18,120
(Cost $19,700)

Shares	Dividend Rate		Value

Investment Company – 0.0%(f)
Goldman Sachs Financial Square Government Fund - Institutional Shares
	41	3.589%	$41
(Cost $41)

TOTAL INVESTMENTS – 97.2%
(Cost $52,324,797)			$52,593,091

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			1,512,718

NET ASSETS – 100.0%			$54,105,809

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.

(d)	When-issued security.
(e)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
TSFR	—Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

U.S. Treasury 2 Year Note	4	06/30/26	$836,937	$1,049

U.S. Treasury 5 Year Note	8	06/30/26	880,938	3,213

U.S. Treasury Long Bond	20	06/18/26	2,368,750	20,277

U.S. Treasury Ultra Bond	48	06/18/26	5,833,500	58,394

Total				$82,933

Short position contracts:

U.S. Treasury 10 Year Note	(41)	06/18/26	(4,663,750)	(22,094)

U.S. Treasury 10 Year Ultra Note	(3)	06/18/26	(350,156)	(2,492)

Total				$(24,586)

Total Futures Contracts				$58,347

SWAP CONTRACTS — At February 28, 2026, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

	Financing
	Rate
	Received	Credit Spread						Unrealized
	(Paid) by the	at February 28,			Notional		Upfront Premium	Appreciation/
Reference Obligation/Index	Fund	2026(a)	Counterparty	Termination Date	Amount (000’s)	Value	(Received) Paid	(Depreciation)
CDXIG544(b)	1.000%	(1.936)%	BARC	06/20/2030	3,320	$87,471	$61,325	$26,146
CDXIG545(b)	1.000%	(1.942)	MS	12/20/2030	18,625	404,508	382,952	21,556
TOTAL						$491,979	$444,277	$47,702

(a)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	Payments made quarterly.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 30.1%

Aerospace & Defense – 0.1%
RTX Corp.
$921,000	2.650%	11/01/26	$913,468

Agriculture – 0.6%
Bunge Ltd. Finance Corp.
1,000,000	3.250	08/15/26	996,201
5,011,000	4.900	04/21/27	5,064,282
1,642,000	3.750	09/25/27	1,638,251

			7,698,734

Banks – 10.2%
American Express Co.
	(SOFR + 0.750%)
5,917,000	4.439	04/23/27(a)	5,920,332
Bank of America Corp.
	(SOFR + 0.960%)
9,508,000	1.734	07/22/27(a)	9,425,616
	(SOFR + 1.580%)
7,482,000	4.376	04/27/28(a)	7,514,721
Bank of America Corp., Series N
	(SOFR + 0.910%)
1,772,000	1.658	03/11/27(a)	1,770,526
Bank of America NA
	(SOFR + 1.020%)
576,000	4.707	08/18/26(a)	577,697
Capital One Financial Corp.
	(SOFR + 2.440%)
2,030,000	7.149	10/29/27(a)	2,070,182
	(SOFR + 0.855%)
6,945,000	1.878	11/02/27(a)	6,836,291
	(SOFR + 2.080%)
3,000,000	5.468	02/01/29(a)	3,075,731
Charles Schwab Corp. (The)
1,031,000	2.450	03/03/27	1,017,874
Citibank NA
	(SOFR + 0.712%)
2,503,000	4.399	11/19/27(a)	2,507,311
5,466,000	4.876	11/19/27(a)	5,502,537
Citigroup Global Markets Holdings, Inc., MTN
	(SOFR + 0.500%)
1,731,000	4.209	01/06/27(a)	1,732,915
Citigroup, Inc.
	(SOFR + 1.143%)
4,478,000	4.836	05/07/28(a)	4,503,018
Fifth Third Bank NA
	(SOFR + 0.810%)
8,877,000	4.967	01/28/28(a)	8,951,151
HSBC USA, Inc.
	(SOFR + 0.960%)
3,216,000	4.679	03/04/27(a)	3,235,095
1,967,000	4.650	06/03/28	1,999,291
	(SOFR + 0.970%)
1,488,000	4.667	06/03/28(a)	1,497,594
JPMorgan Chase & Co.
	(SOFR + 0.885%)
2,633,000	1.578	04/22/27(a)	2,623,857
	(SOFR + 0.765%)
13,505,000	1.470	09/22/27(a)	13,309,545
	(SOFR + 1.330%)
5,000,000	6.070	10/22/27(a)	5,067,853

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	(SOFR + 1.560%)
$2,497,000	4.323%	04/26/28(a)	$2,505,683
Morgan Stanley
	(SOFR + 0.879%)
2,090,000	1.593	05/04/27(a)	2,080,874
	(SOFR + 1.000%)
1,318,000	2.475	01/21/28(a)	1,300,507
Morgan Stanley, GMTN
	(SOFR + 0.858%)
5,092,000	1.512	07/20/27(a)	5,045,290
Morgan Stanley Bank NA
	(SOFR + 0.685%)
1,552,000	4.371	10/15/27(a)	1,555,844
	(SOFR + 0.900%)
2,986,000	4.584	01/12/29(a)	2,997,873
Morgan Stanley Private Bank NA
	(SOFR + 0.780%)
11,943,000	4.475	11/17/28(a)	11,963,351
PNC Financial Services Group, Inc. (The)
	(SOFRINDX + 1.730%)
6,544,000	6.615	10/20/27(a)	6,652,390
State Street Corp.
	(SOFR + 0.640%)
1,299,000	4.328	10/22/27(a)	1,303,669
Truist Bank
	(SOFR + 0.590%)
869,000	4.671	05/20/27(a)	870,326
	(SOFR + 0.770%)
11,656,000	4.459	07/24/28(a)	11,677,598
Wells Fargo & Co., MTN
	(3M U.S. T-Bill MMY + 1.432%)
4,000,000	3.196	06/17/27(a)	3,989,952

			141,082,494

Basic Industry – 0.7%
EIDP, Inc.
6,760,000	4.500	05/15/26	6,763,697
Mosaic Co. (The)
3,200,000	4.050	11/15/27	3,203,106

			9,966,803

Brokerage – 1.2%
Jefferies Financial Group, Inc.
6,427,000	4.850	01/15/27	6,468,571
Jefferies Financial Group, Inc., MTN
10,500,000	4.300	02/11/27	10,485,822

			16,954,393

Building Materials – 0.4%
Amrize Finance U.S. LLC
1,000,000	4.600	04/07/27	1,007,186
2,791,000	4.700	04/07/28	2,833,743
Holcim U.S. Finance Luxembourg SA
1,185,000	3.500	09/22/26(b)	1,178,111

			5,019,040

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – 1.2%
General Electric Co., MTN
	(3M U.S. T-Bill MMY + 0.642%)
$1,469,000	4.305%	05/05/26(a)	$ 1,469,175
Roper Technologies, Inc.
1,935,000	3.800	12/15/26	1,932,678
Security Capital Group, Inc.
5,000,000	7.500	12/01/27	5,279,117
Veralto Corp.
8,287,000	5.500	09/18/26	8,343,761

			17,024,731

Communications – 0.1%
Cox Communications, Inc.
2,016,000	3.500	08/15/27(b)	1,998,750

Consumer Cyclical – 3.5%
American Honda Finance Corp.
5,000,000	4.550	07/09/27	5,047,608
	(SOFR + 0.900%)
9,738,000	4.587	09/01/28(a)	9,781,896
General Motors Financial Co., Inc.
3,307,000	5.250	03/01/26	3,307,000
4,500,000	5.400	04/06/26	4,504,895
1,058,000	5.400	05/08/27	1,074,601
1,948,000	5.000	07/15/27	1,973,206
	(SOFR + 1.040%)
6,940,000	4.726	02/26/27(a)	6,951,635
	(SOFRINDX + 1.050%)
1,512,000	4.736	07/15/27(a)	1,515,313
	(SOFRINDX + 1.170%)
8,171,000	4.860	04/04/28(a)	8,210,890
Marriott International, Inc.
3,640,000	4.200	07/15/27	3,656,210
Toyota Motor Credit Corp.
	(SOFR + 0.720%)
2,543,000	4.435	09/05/28(a)	2,560,354

			48,583,608

Consumer Noncyclical – 0.6%
AbbVie, Inc.
	(SOFRINDX + 0.480%)
5,549,000	4.177	03/03/28(a)(c)	5,559,872
Highmark, Inc.
2,367,000	1.450	05/10/26(b)	2,352,279

			7,912,151

Distributors – 2.0%
Hyundai Capital America
215,000	5.500	03/30/26(b)	215,229
1,370,000	5.450	06/24/26(b)	1,375,143
1,762,000	3.500	11/02/26(b)	1,754,006
3,690,000	4.850	03/25/27(b)	3,723,476
3,284,000	4.875	06/23/27(b)	3,321,449
	(SOFR + 1.500%)
3,162,000	5.183	01/08/27(a)(b)	3,186,737
	(SOFR + 0.920%)
3,915,000	4.599	01/07/28(a)(b)	3,923,777
	(SOFR + 1.070%)
6,159,000	4.761	09/18/28(a)(b)	6,198,823

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Distributors – (continued)
	(SOFR + 0.890%)
$4,130,000	4.569%	01/08/29(a)(b)	$ 4,137,324

			27,835,964

Electric – 2.0%
Dominion Energy, Inc., Series A
2,285,000	1.450	04/15/26	2,277,910
DTE Energy Co.
2,268,000	4.950	07/01/27	2,294,736
Entergy New Orleans LLC
2,257,000	4.000	06/01/26	2,246,671
Eversource Energy
1,030,000	4.750	05/15/26	1,031,392
3,916,000	4.600	07/01/27	3,943,918
Eversource Energy, Series U
4,250,000	1.400	08/15/26	4,198,756
NextEra Energy Capital Holdings, Inc.
9,616,000	4.685	09/01/27	9,725,752
Southwestern Electric Power Co., Series K
2,560,000	2.750	10/01/26	2,540,558

			28,259,693

Energy – 0.5%
MPLX LP
3,138,000	4.125	03/01/27	3,141,274
ONEOK, Inc.
3,802,000	5.550	11/01/26	3,835,510

			6,976,784

Financial Company – 0.4%
Air Lease Corp.
1,266,000	1.875	08/15/26	1,252,917
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4,451,000	4.500	03/15/27(b)	4,447,570

			5,700,487

Food and Beverage – 0.1%
Constellation Brands, Inc.
1,900,000	3.500	05/09/27	1,890,491

Healthcare – 0.3%
Bio-Rad Laboratories, Inc.
1,853,000	3.300	03/15/27	1,838,416
UnitedHealth Group, Inc.
1,716,000	4.600	04/15/27	1,729,476

			3,567,892

Insurance – 5.3%
Corebridge Global Funding
1,061,000	5.350	06/24/26(b)	1,064,547
	(SOFR + 1.300%)
1,860,000	4.993	09/25/26(a)(b)	1,869,080
	(SOFR + 0.860%)
3,500,000	4.551	12/15/28(a)(b)	3,497,763
Equitable America Global Funding
	(SOFR + 0.710%)
1,313,000	4.403	09/15/27(a)(b)	1,314,080
2,000,000	4.650	06/09/28(b)	2,022,333
5,000,000	4.300	12/15/28(b)	5,023,654
Equitable Financial Life Global Funding
3,980,000	4.600	04/01/27(b)	4,003,490

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Jackson National Life Global Funding
$3,909,000	3.050%	04/29/26(b)	$3,901,635
2,470,000	4.900	01/13/27(b)	2,489,369
6,540,000	5.550	07/02/27(b)	6,653,123
	(SOFR + 0.970%)
1,988,000	4.655	01/14/28(a)(b)	1,993,907
	(SOFR + 0.950%)
10,658,000	4.645	09/12/28(a)(b)	10,676,439
MassMutual Global Funding II
	(SOFR + 0.660%)
7,828,000	4.348	01/22/29(a)(b)	7,834,425
Metropolitan Life Global Funding I
	(SOFR + 0.700%)
9,018,000	4.395	08/25/28(a)(b)	9,039,470
New York Life Global Funding
2,250,000	4.150	07/25/28(b)	2,263,882
Protective Life Global Funding
	(SOFR + 0.850%)
10,000,000	4.548	09/11/28(a)(b)	10,017,461

			73,664,658

REITs and Real Estate – 0.2%
Digital Realty Trust LP
3,421,000	3.700	08/15/27	3,408,376

Software – 0.3%
Oracle Corp.
1,171,000	2.650	07/15/26	1,164,050
1,076,000	2.800	04/01/27	1,059,672
Take-Two Interactive Software, Inc.
1,729,000	5.000	03/28/26	1,729,030

			3,952,752

Technology – 0.3%
Dell International LLC / EMC Corp.
2,214,000	4.900	10/01/26	2,221,058
Intel Corp.
1,365,000	3.750	03/25/27	1,362,356

			3,583,414

Transportation – 0.1%
ERAC USA Finance LLC
1,000,000	3.300	12/01/26(b)	995,631

Wireless – 0.0%
Pacific Bell Telephone Co.
599,000	7.125	03/15/26	599,332

TOTAL CORPORATE OBLIGATIONS (Cost $416,535,160)			417,589,646

Foreign Corporate Debt – 26.4%

Banks – 19.5%
ABN AMRO Bank NV (Netherlands)
	(US 1 Year CMT T-Note + 0.800%)
3,100,000	1.542	06/16/27(a)(b)	3,076,553
	(US 1 Year CMT T-Note + 1.650%)
3,800,000	6.339	09/18/27(a)(b)	3,847,300

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Banco Bilbao Vizcaya Argentaria SA (Spain)
	(SOFR + 0.880%)
$8,800,000	4.577%	03/03/29(a)(c)	$8,801,002
Banco Santander SA (Spain)
10,200,000	4.250	04/11/27	10,218,241
4,000,000	5.294	08/18/27	4,071,236
	(US 1 Year CMT T-Note + 0.900%)
4,800,000	1.722	09/14/27(a)	4,741,272
	(SOFR + 1.120%)
4,400,000	4.804	07/15/28(a)	4,426,530
Bank of Montreal (Canada)
	(SOFRINDX + 0.750%)
2,250,000	4.062	09/22/28(a)	2,255,212
8,790,000	4.443	09/22/28(a)	8,798,753
Bank of Nova Scotia (The) (Canada)
	(SOFR + 0.760%)
2,250,000	4.043	09/15/28(a)	2,252,452
Bank of Nova Scotia (The), MTN (Canada)
	(SOFRINDX + 0.800%)
2,074,000	4.487	08/15/27(a)	2,077,286
Banque Federative du Credit Mutuel SA (France)
	(SOFR + 1.130%)
2,896,000	4.819	01/23/27(a)(b)	2,914,881
785,000	4.753	07/13/27(b)	793,469
	(SOFRINDX + 1.070%)
2,619,000	4.765	02/16/28(a)(b)	2,638,141
Barclays PLC (United Kingdom)
	(SOFR + 1.880%)
3,763,000	6.496	09/13/27(a)	3,810,713
BNP Paribas SA (France)
3,410,000	3.500	11/16/27(b)	3,386,067
Canadian Imperial Bank of Commerce (Canada)
3,078,000	3.450	04/07/27	3,068,076
3,159,000	5.237	06/28/27	3,216,704
	(SOFR + 0.940%)
2,877,000	4.634	06/28/27(a)	2,897,628
	(SOFRINDX + 0.600%)
2,246,000	4.243	09/08/28(a)	2,256,674
	(SOFR + 0.800%)
3,519,000	4.512	09/08/28(a)	3,527,274
Cooperatieve Rabobank UA (Netherlands)
	(US 1 Year CMT T-Note + 0.730%)
3,154,000	1.980	12/15/27(a)(b)	3,106,202
Credit Agricole SA (France)
	(SOFR + 0.870%)
2,500,000	4.568	03/11/27(a)(b)	2,511,440
Deutsche Bank AG (Germany)
	(SOFR + 1.219%)
4,591,000	4.906	11/16/27(a)	4,604,601
	(SOFR + 1.318%)
3,416,000	2.552	01/07/28(a)	3,372,399
HSBC Holdings PLC (United Kingdom)
	(SOFR + 1.570%)
4,372,000	5.887	08/14/27(a)	4,408,915

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
	(3M U.S. T-Bill MMY + 1.808%)
$1,000,000	4.041%	03/13/28(a)	$1,000,321
ING Groep NV (Netherlands)
	(SOFR + 1.560%)
4,644,000	6.083	09/11/27(a)	4,693,991
Intesa Sanpaolo SpA (Italy)
4,515,000	3.875	07/14/27(b)	4,510,483
Lloyds Banking Group PLC (United Kingdom)
	(US 1 Year CMT T-Note + 1.480%)
4,660,000	5.985	08/07/27(a)	4,699,123
	(SOFRINDX + 1.060%)
1,796,000	4.755	11/26/28(a)	1,808,694
Macquarie Bank Ltd. (Australia)
	(SOFR + 0.920%)
2,462,000	4.607	07/02/27(a)(b)	2,481,823
Mitsubishi UFJ Financial Group, Inc. (Japan)
	(US 1 Year CMT T-Note + 0.750%)
6,840,000	1.538	07/20/27(a)	6,776,282
Mizuho Financial Group, Inc. (Japan)
1,421,000	2.839	09/13/26	1,413,399
National Bank of Canada (Canada)
	(SOFR + 0.557%)
3,265,000	4.702	03/05/27(a)	3,265,000
	(SOFRINDX + 1.030%)
1,000,000	4.720	07/02/27(a)	1,001,993
	(SOFR + 1.036%)
792,000	5.600	07/02/27(a)	795,961
National Bank of Canada, MTN (Canada)
	(SOFR + 0.770%)
6,827,000	4.457	01/20/29(a)	6,835,183
Nationwide Building Society (United Kingdom)
	(SOFR + 1.910%)
2,030,000	6.557	10/18/27(a)(b)	2,062,101
	(SOFR + 1.290%)
926,000	4.985	02/16/28(a)(b)	931,597
NatWest Group PLC (United Kingdom)
	(US 1 Year CMT T-Note + 0.900%)
2,259,000	1.642	06/14/27(a)	2,243,740
NatWest Markets PLC (United Kingdom)
860,000	5.416	05/17/27(b)	876,159
	(SOFR + 0.950%)
4,603,000	4.643	03/21/28(a)(b)	4,628,867
	(SOFR + 0.800%)
10,542,000	4.484	11/06/28(a)(b)	10,562,060
Royal Bank of Canada, GMTN (Canada)
	(SOFR + 0.790%)
1,480,000	5.069	07/23/27(a)	1,486,509
	(SOFRINDX + 0.720%)
2,950,000	4.407	10/18/27(a)	2,957,198
Santander UK Group Holdings PLC (United Kingdom)
	(SOFR + 0.989%)
1,777,000	1.673	06/14/27(a)	1,764,672
	(SOFR + 1.220%)
3,421,000	2.469	01/11/28(a)	3,374,774

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Skandinaviska Enskilda Banken AB (Sweden)
	(SOFR + 0.890%)
$2,427,000	4.605%	03/05/27(a)(b)	$2,439,351
Societe Generale SA (France)
	(SOFR + 1.100%)
10,095,000	4.796	02/19/27(a)(b)	10,136,219
11,060,000	5.250	02/19/27(b)	11,180,560
	(US 1 Year CMT T-Note + 1.000%)
1,629,000	1.792	06/09/27(a)(b)	1,618,858
Standard Chartered PLC (United Kingdom)
	(SOFR + 1.930%)
2,000,000	5.616	07/06/27(a)(b)	2,010,016
Sumitomo Mitsui Financial Group, Inc. (Japan)
1,651,000	3.784	03/09/26	1,650,939
2,388,000	2.632	07/14/26	2,376,924
	(SOFR + 0.760%)
6,821,000	4.441	01/15/29(a)	6,822,555
Sumitomo Mitsui Trust Bank Ltd. (Japan)
	(SOFR + 0.750%)
3,009,000	4.462	09/11/28(a)(b)	3,023,316
Svenska Handelsbanken AB (Sweden)
	(SOFR + 1.250%)
1,807,000	4.942	06/15/26(a)(b)	1,811,970
Toronto-Dominion Bank (The) (Canada)
6,132,000	3.913	01/13/28	6,137,480
	(SOFR + 0.820%)
3,142,000	4.511	01/31/28(a)	3,157,640
	(SOFR + 0.750%)
5,086,000	4.434	10/13/28(a)	5,091,635
Toronto-Dominion Bank (The), GMTN (Canada)
1,368,000	4.980	04/05/27	1,384,776
UBS Group AG (Switzerland)
	(US 1 Year CMT T-Note + 0.850%)
1,663,000	1.494	08/10/27(a)(b)	1,644,342
	(US 1 Year CMT T-Note + 1.600%)
3,544,000	6.327	12/22/27(a)(b)	3,609,719
14,127,000	4.282	01/09/28(b)	14,160,898
	(3M USD LIBOR + 1.410%)
2,000,000	3.869	01/12/29(a)(b)	1,993,397
UniCredit SpA (Italy)
5,755,000	4.625	04/12/27(b)	5,794,343
	(US 1 Year CMT T-Note + 1.200%)
10,881,000	1.982	06/03/27(a)(b)	10,821,774
Westpac New Zealand Ltd. (New Zealand)
2,288,000	5.132	02/26/27(b)	2,316,222

			270,431,885

Brokerage – 0.2%
Lseg U.S. Fin Corp. (United Kingdom)
2,000,000	4.875	03/28/27(b)	2,018,233

Consumer Cyclical – 1.1%
BMW U.S. Capital LLC (Germany)
	(SOFRINDX + 0.920%)
4,460,000	4.613	03/21/28(a)(b)	4,490,589

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Cyclical – (continued)
Mercedes-Benz Finance North America LLC (Germany)
$2,131,000	4.875%	07/31/26(b)	$2,138,950
4,880,000	4.650	04/01/27(b)	4,925,260
Volkswagen Group of America Finance LLC (Germany)
1,203,000	5.400	03/20/26(b)	1,203,485
2,838,000	4.450	09/11/27(b)	2,852,980

			15,611,264

Consumer Noncyclical – 0.3%
Element Fleet Management Corp. (Canada)
3,020,000	5.643	03/13/27(b)	3,065,479
Imperial Brands Finance PLC (United Kingdom)
1,126,000	3.500	07/26/26(b)	1,122,922

			4,188,401

Distributors – 1.0%
Daimler Truck Finance North America LLC (Germany)
1,468,000	3.650	04/07/27(b)	1,464,669
3,933,000	4.300	08/12/27(b)	3,956,593
	(SOFR + 0.960%)
1,070,000	4.652	09/25/27(a)(b)	1,074,205
	(SOFR + 0.840%)
7,247,000	4.524	01/13/28(a)(b)	7,257,565

			13,753,032

Electric – 0.3%
Enel Finance International NV (Italy)
4,193,000	3.625	05/25/27(b)	4,178,338

Energy – 0.1%
Var Energi ASA (Norway)
1,575,000	5.000	05/18/27(b)	1,590,079

Financial Company – 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
13,281,000	2.450	10/29/26	13,150,769
5,868,000	6.100	01/15/27	5,966,441
1,000,000	5.750	06/06/28	1,035,879
SMBC Aviation Capital Finance DAC (Ireland)
2,521,000	1.900	10/15/26(b)	2,487,450

			22,640,539

Metals and Mining – 1.2%
Glencore Funding LLC (Australia)
1,344,000	1.625	04/27/26(b)	1,338,932
	(SOFRINDX + 0.750%)
10,191,000	4.440	10/01/26(a)(b)	10,207,392
	(SOFRINDX + 1.060%)
4,679,000	4.750	04/04/27(a)(b)	4,698,496

			16,244,820

Telecommunications – 0.2%
NBN Co. Ltd. (Australia)
3,106,000	1.450	05/05/26(b)	3,092,249

Wireless – 0.6%
NTT Finance Corp. (Japan)
8,388,000	4.567	07/16/27(b)	8,463,802

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Wirelines – 0.3%
NTT Finance Corp. (Japan)
	(SOFR + 1.080%)
$3,813,000	4.759%	07/16/28(a)(b)	$3,847,992

TOTAL FOREIGN CORPORATE DEBT (Cost $365,022,657)			366,060,634

Asset-Backed Securities – 14.6%

Collateralized Loan Obligations – 9.2%
AB BSL CLO 6 Ltd., Series 2025-6A, Class A (3M U.S. T-Bill MMY + 1.430%)
7,100,000	5.098	07/20/37(a)(b)	7,119,546
AGL CLO 16 Ltd., Series 2021-16A, Class AR (3M U.S. T-Bill MMY + 0.950%)
2,270,000	4.618	01/20/35(a)(b)	2,270,345
AGL Core CLO 31 Ltd., Series 2024-31A, Class A (3M U.S. T-Bill MMY + 1.400%)
8,500,000	5.068	07/20/37(a)(b)	8,525,483
Apidos CLO XXIII, Series 2015-23A, Class ARR (3M U.S. T-Bill MMY + 1.050%)
2,859,399	4.722	04/15/33(a)(b)	2,862,395
Bain Capital Credit CLO, Series 2018-2A, Class A1R (3M U.S. T-Bill MMY + 1.080%)
61,649	4.748	07/19/31(a)(b)	61,659
Bain Capital Credit CLO Ltd., Series 2020-3A, Class A1R3 (3M U.S. T-Bill MMY + 0.990%)
5,410,000	–	10/23/34(a)(b)(c)(d)	5,409,973
Bain Capital Credit CLO Ltd., Series 2020-4A, Class A1RR (3M U.S. T-Bill MMY + 1.150%)
2,790,000	4.818	10/20/36(a)(b)	2,792,405
CarVal CLO II Ltd., Series 2019-1A, Class AR2 (3M U.S. T-Bill MMY + 1.020%)
2,093,758	4.688	04/20/32(a)(b)	2,094,294
CBAM Ltd., Series 2018-5A, Class A1R (3M U.S. T-Bill MMY + 1.340%)
1,880,000	5.452	10/17/38(a)(b)	1,886,638
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR (3M U.S. T-Bill MMY + 1.420%)
9,750,000	5.088	07/20/37(a)(b)	9,783,989
Cedar Funding V CLO Ltd., Series 2016-5A, Class XR2 (3M U.S. T-Bill MMY + 1.000%)
4,000,000	4.622	01/17/39(a)(b)	3,995,776
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R (3M U.S. T-Bill MMY + 1.290%)
7,316,000	4.946	08/20/34(a)(b)	7,329,739
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3 (3M U.S. T-Bill MMY + 1.070%)
4,000,000	4.738	04/20/34(a)(b)	4,001,056
Dryden 80 CLO Ltd., Series 2019-80A, Class ARR (3M U.S. T-Bill MMY + 0.950%)
8,369,688	4.618	01/17/33(a)(b)	8,373,011
Dryden 97 CLO Ltd., Series 2022-97A, Class XR (3M U.S. T-Bill MMY + 1.050%)
4,750,000	4.718	10/20/38(a)(b)	4,751,197
Dryden 98 CLO Ltd., Series 2022-98A, Class AR (3M U.S. T-Bill MMY + 1.020%)
5,870,000	–	04/20/35(a)(b)(c)(d)	5,869,971

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Fort Greene Park CLO LLC, Series 2025-2A, Class AR (3M U.S. T-Bill MMY + 0.950%)
$6,000,000	4.619%	04/22/34(a)(b)	$6,000,474
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class AR (3M U.S. T-Bill MMY + 0.980%)
1,500,000	4.648	07/20/34(a)(b)	1,500,744
Invesco CLO Ltd., Series 2022-2A, Class A1R (3M U.S. T-Bill MMY + 1.150%)
4,900,000	4.818	07/20/35(a)(b)	4,905,067
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R (3M U.S. T-Bill MMY + 1.370%)
4,400,000	5.042	07/15/35(a)(b)	4,404,158
Menlo CLO I Ltd., Series 2024-1A, Class A1 (3M U.S. T-Bill MMY + 1.420%)
2,110,000	5.088	01/20/38(a)(b)	2,114,889
Mountain View CLO LLC, Series 2016-1A, Class AR2 (3M U.S. T-Bill MMY + 1.260%)
701,103	4.927	04/14/33(a)(b)	701,103
Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class AR2 (3M U.S. T-Bill MMY + 1.000%)
5,560,000	–	10/23/36(a)(b)(c)(d)	5,559,972
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class A1R2 (3M U.S. T-Bill MMY+ 1.070%)
2,850,000	4.723	02/14/34(a)(b)	2,850,000
RAD CLO 27 Ltd., Series 2024-27A, Class A1 (3M U.S. T-Bill MMY + 1.320%)
1,830,000	4.992	01/15/38(a)(b)	1,836,142
Regatta VIII Funding Ltd., Series 2017-1A, Class A1R (3M U.S. T-Bill MMY + 1.550%)
1,760,000	5.218	04/17/37(a)(b)	1,762,307
Sculptor CLO XXVIII Ltd., Series 28A, Class AR (3M U.S. T-Bill MMY + 1.060%)
7,000,000	4.728	01/20/35(a)(b)	7,000,035
Symphony CLO 36 Ltd., Series 2025-52A, Class AR (3M U.S. T-Bill MMY + 1.150%)
5,975,000	4.815	01/20/36(a)(b)	5,975,890
Venture 34 CLO Ltd., Series 2018-34A, Class AR (3M U.S. T-Bill MMY + 1.280%)
1,026,859	4.952	10/15/31(a)(b)	1,027,598
Warwick Capital CLO 3 Ltd., Series 2024-3A, Class A1 (3M U.S. T-Bill MMY + 1.650%)
5,000,000	5.318	04/20/37(a)(b)	5,002,500
Zais CLO 13 Ltd., Series 2019-13A, Class A1AR (3M U.S. T-Bill MMY + 1.300%)
427,690	4.972	07/15/32(a)(b)	427,888

			128,196,244

Diversified Financial Services – 5.4%
American Express Credit Account Master Trust, Series 2023-1, Class A
6,175,000	4.870	05/15/28	6,188,152
American Express Credit Account Master Trust, Series 2025-2, Class A
2,750,000	4.280	04/15/30	2,787,262
BA Credit Card Trust, Series 2023-A2, Class A2
6,075,000	4.980	11/15/28	6,126,144
Chase Auto Owner Trust, Series 2024-5A, Class A3
2,000,000	4.180	08/27/29(b)	2,007,858

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Diversified Financial Services – (continued)
Chase Issuance Trust, Series 2023-A1, Class A
$3,975,000	5.160%	09/15/28	$4,002,986
Discover Card Execution Note Trust, Series 2023-A1, Class A
2,925,000	4.310	03/15/28	2,925,585
Exeter Automobile Receivables Trust, Series 2024-5A, Class A3
262,850	4.450	03/15/28	262,881
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
378,799	4.670	08/15/28	379,295
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
1,450,000	4.780	07/16/29	1,460,519
Ford Credit Auto Lease Trust, Series 2024-B, Class A3
1,850,271	4.990	12/15/27	1,858,049
Ford Credit Auto Lease Trust, Series 2025-A, Class A3
2,925,000	4.720	06/15/28	2,947,956
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
2,025,000	4.070	07/15/29	2,032,474
GM Financial Automobile Leasing Trust, Series 2024-3, Class A3
2,700,000	4.210	10/20/27	2,703,136
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
2,475,000	4.620	12/17/29	2,497,363
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
1,500,000	5.340	06/15/28(b)	1,506,471
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
1,727,142	5.410	05/17/27(b)	1,733,199
Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3
4,000,000	4.620	04/17/28(b)	4,020,596
Hyundai Auto Receivables Trust, Series 2022-C, Class A3
270,434	5.390	06/15/27	270,773
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
222,285	4.580	04/15/27	222,371
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
1,925,000	4.840	03/15/29	1,941,609
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A2A
1,547,530	4.630	05/15/28(b)	1,550,842
Nelnet Student Loan Trust, Series 2016-1A, Class A (SOFR + 0.914%)
163,029	4.582	09/25/65(a)(b)	162,728
Nissan Auto Lease Trust, Series 2024-A, Class A3
2,465,243	4.910	04/15/27	2,469,977
Rhode Island Student Loan Authority, Series 2012-1, Class A1 (SOFR + 1.014%)
183,877	4.696	07/01/31(a)	183,774
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
2,404,156	4.850	01/16/29	2,409,694
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
1,457,368	4.740	01/16/29	1,461,142
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
666,353	4.710	06/15/28	667,109
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A3
6,200,000	3.960	07/21/31(b)	6,215,035
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A3
469,606	5.300	09/15/27	471,300
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
1,146,546	4.710	02/15/28	1,150,052
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3
2,100,000	4.880	03/15/29	2,118,843

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Diversified Financial Services – (continued)
Toyota Lease Owner Trust, Series 2024-A, Class A3
$556,137	5.250%	04/20/27(b)	$556,854
Toyota Lease Owner Trust, Series 2024-B, Class A3
2,975,432	4.210	09/20/27(b)	2,979,081
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A2A
1,198,101	4.650	11/22/27	1,200,217
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A
1,769,899	4.660	09/15/28(b)	1,774,908
World Omni Auto Receivables Trust, Series 2023-C, Class A3
1,257,431	5.150	11/15/28	1,264,398

			74,510,633

TOTAL ASSET- BACKED SECURITIES (Cost $202,285,277)			202,706,877

Mortgage-Backed Securities – 5.9%

BANK5, Series 2023-5YR2, Class A3
6,750,000	6.656	07/15/56(a)	7,087,739
BBCMS Mortgage Trust, Series 2018-C2, Class ASB
282,469	4.236	12/15/51	282,820
BMARK, Series 2023-V4, Class A3
4,450,000	6.841	11/15/56(a)	4,711,810
BMO Mortgage Trust, Series 2024-5C3, Class A3
4,450,000	5.739	02/15/57	4,618,943
BX Commercial Mortgage Trust, Series 2024-XL5, Class A
	(1M U.S. T-Bill MMY + 1.392%)
5,257,057	5.051	03/15/41(a)(b)	5,258,703
BX Trust, Series 2024-BIO, Class A (1M U.S. T-Bill MMY + 1.642%)
2,412,000	5.302	02/15/41(a)(b)	2,412,003
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A
3,150,000	5.820	10/12/40(a)(b)	3,243,619
Federal Home Loan Mortgage Corporation
7,931,997	6.500	06/01/54	8,372,464
FHLMC REMIC, Series 2003-2682, Class FB
	(SOFR + 1.014%)
84,416	4.673	10/15/33(a)	85,003
FHLMC REMIC, Series 2003-2711, Class FA
	(SOFR + 1.114%)
89,140	4.773	11/15/33(a)	90,290
FHLMC REMIC, Series 2005-3033, Class FG
	(SOFR + 0.464%)
268,349	4.123	09/15/35(a)	266,843
FHLMC REMIC, Series 2007-3298, Class FC
	(SOFR + 0.534%)
60,852	4.193	04/15/37(a)	60,465
FHLMC REMIC, Series 2007-3314, Class FC
	(SOFR + 0.514%)
14,443	4.173	12/15/36(a)	14,362
FHLMC REMIC, Series 2007-3316, Class FB
	(SOFR + 0.414%)
347,023	4.073	08/15/35(a)	345,110

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FHLMC REMIC, Series 2007-3371, Class FA
	(SOFR + 0.714%)
$71,671	4.373%	09/15/37(a)	$71,734
FHLMC REMIC, Series 2009-3593, Class CF
	(SOFR + 0.714%)
792,389	4.373	02/15/36(a)	793,694
FHLMC REMIC, Series 2012-4040, Class FW
	(SOFR + 0.484%)
193,510	4.143	05/15/32(a)	193,751
FHLMC REMIC, Series 2012-4057, Class FE
	(SOFR + 0.564%)
540,411	4.223	06/15/42(a)	539,360
FHLMC REMIC, Series 2012-4068, Class UF
	(SOFR + 0.614%)
133,636	4.273	06/15/42(a)	132,074
FHLMC REMIC, Series 2012-4098, Class MF
	(SOFR + 0.414%)
60,284	4.073	11/15/41(a)	60,202
FHLMC REMIC, Series 2012-4107, Class MF
	(SOFR + 0.514%)
1,156,343	4.173	09/15/42(a)	1,147,746
FHLMC REMIC, Series 2012-4126, Class GF
	(SOFR + 0.514%)
1,716,696	4.173	11/15/42(a)	1,707,021
FHLMC REMIC, Series 2013-4203, Class QF
	(SOFR + 0.364%)
706,579	4.023	05/15/43(a)	700,422
FHLMC REMIC, Series 2013-4215, Class NF
	(SOFR + 0.464%)
537,332	4.123	06/15/43(a)	529,700
FHLMC REMIC, Series 2013-4248, Class FL
	(SOFR + 0.564%)
47,470	4.223	05/15/41(a)	47,393
FHLMC REMIC, Series 2013-4263, Class FB
	(SOFR + 0.514%)
34,702	4.173	11/15/43(a)	34,519
FHLMC REMIC, Series 2013-4272, Class FD
	(SOFR + 0.464%)
34,367	4.123	11/15/43(a)	33,983
FHLMC REMIC, Series 2018-4787, Class ZS
551,835	5.000	07/01/48	566,786
FHLMC REMIC, Series 2018-4818, Class FC
	(SOFR + 0.414%)
154,996	4.073	04/15/48(a)	151,595
FHLMC REMIC, Series 2018-4852, Class BF
	(SOFR + 0.514%)
1,044,322	4.173	12/15/48(a)	1,030,180
FHLMC REMIC, Series 2019-4897, Class F
	(SOFR + 0.514%)
771,610	4.173	07/15/49(a)	765,998
FHLMC REMIC, Series 2019-4903, Class F
	(SOFR + 0.564%)
123,754	4.223	09/15/48(a)	121,996
FHLMC REMIC, Series 2019-4906, Class NF
	(SOFR + 0.514%)
859,569	4.315	03/15/38(a)	840,529
FHLMC REMIC, Series 2019-4942, Class FA
	(SOFR + 0.614%)
806,961	4.282	01/25/50(a)	800,362

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FHLMC REMIC, Series 2020-5002, Class FJ
	(SOFR + 0.514%)
$138,125	4.182%	07/25/50(a)	$136,593
FHLMC STRIPS, Series 2006-239, Class F22
	(SOFR + 0.464%)
110,187	4.123	08/15/36(a)	109,499
FHLMC STRIPS, Series 2006-239, Class F30
	(SOFR + 0.414%)
275,467	4.073	08/15/36(a)	273,366
FNMA REMIC, Series 2002-53, Class FY
	(SOFR + 0.614%)
103,215	4.282	08/25/32(a)	103,364
FNMA REMIC, Series 2004-54, Class FL
	(SOFR + 0.514%)
33,599	4.182	07/25/34(a)	33,622
FNMA REMIC, Series 2004-54, Class FN
	(SOFR + 0.564%)
139,602	4.232	07/25/34(a)	139,811
FNMA REMIC, Series 2005-120, Class FE
	(SOFR + 0.634%)
222,957	4.302	01/25/36(a)	222,830
FNMA REMIC, Series 2005-87, Class FE
	(SOFR + 0.564%)
231,222	4.232	10/25/35(a)	231,079
FNMA REMIC, Series 2006-110, Class AF
	(SOFR + 0.444%)
1,363,507	4.112	11/25/36(a)	1,354,906
FNMA REMIC, Series 2006-16, Class FC
	(SOFR + 0.414%)
43,248	4.082	03/25/36(a)	43,069
FNMA REMIC, Series 2006-36, Class FB
	(SOFR + 0.414%)
31,138	4.082	05/25/36(a)	30,905
FNMA REMIC, Series 2006-42, Class PF
	(SOFR + 0.524%)
48,594	4.192	06/25/36(a)	48,534
FNMA REMIC, Series 2006-44, Class FP
	(SOFR + 0.514%)
543,140	4.182	06/25/36(a)	541,455
FNMA REMIC, Series 2006-61, Class FD
	(SOFR + 0.474%)
94,980	4.142	07/25/36(a)	94,487
FNMA REMIC, Series 2006-79, Class DF
	(SOFR + 0.464%)
206,915	4.132	08/25/36(a)	206,360
FNMA REMIC, Series 2006-88, Class AF
	(SOFR + 0.574%)
233,459	4.242	09/25/36(a)	233,008
FNMA REMIC, Series 2007-35, Class PF
	(SOFR + 0.364%)
40,835	4.032	04/25/37(a)	40,447
FNMA REMIC, Series 2007-67, Class FB
	(SOFR + 0.434%)
96,130	4.102	07/25/37(a)	95,452
FNMA REMIC, Series 2008-1, Class CF
	(SOFR + 0.814%)
36,429	4.482	02/25/38(a)	36,616

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2009-110, Class FG
	(SOFR + 0.864%)
$99,177	4.532%	01/25/40(a)	$99,890
FNMA REMIC, Series 2010-113, Class FA
	(SOFR + 0.514%)
79,692	4.182	10/25/40(a)	79,558
FNMA REMIC, Series 2010-116, Class FE
	(SOFR + 0.514%)
104,564	4.182	10/25/40(a)	104,351
FNMA REMIC, Series 2010-141, Class FB
	(SOFR + 0.584%)
68,074	4.252	12/25/40(a)	68,013
FNMA REMIC, Series 2010-15, Class FJ
	(SOFR + 1.044%)
196,789	4.712	06/25/36(a)	199,151
FNMA REMIC, Series 2010-39, Class FE
	(SOFR + 0.884%)
324,326	4.552	06/25/37(a)	326,535
FNMA REMIC, Series 2010-39, Class FG
	(SOFR + 1.034%)
146,574	4.702	03/25/36(a)	148,354
FNMA REMIC, Series 2010-46, Class WF
	(SOFR + 0.864%)
1,133,465	4.532	05/25/40(a)	1,140,578
FNMA REMIC, Series 2010-49, Class FB
	(SOFR + 0.864%)
98,398	4.532	05/25/40(a)	99,085
FNMA REMIC, Series 2010-59, Class FN
	(SOFR + 0.844%)
1,146,464	4.512	06/25/40(a)	1,152,682
FNMA REMIC, Series 2011-53, Class FT
	(SOFR + 0.694%)
92,457	4.362	06/25/41(a)	92,381
FNMA REMIC, Series 2011-87, Class FJ
	(SOFR + 0.664%)
101,872	4.332	09/25/41(a)	101,535
FNMA REMIC, Series 2012-101, Class FC
	(SOFR + 0.614%)
89,186	4.282	09/25/42(a)	88,459
FNMA REMIC, Series 2012-14, Class BF
	(SOFR + 0.714%)
450,439	4.382	03/25/42(a)	450,265
FNMA REMIC, Series 2012-37, Class BF
	(SOFR + 0.614%)
96,447	4.282	12/25/35(a)	96,283
FNMA REMIC, Series 2013-10, Class KF
	(SOFR + 0.414%)
61,963	4.082	02/25/43(a)	61,346
FNMA REMIC, Series 2013-130, Class FB
	(SOFR + 0.564%)
66,045	4.232	01/25/44(a)	65,860
FNMA REMIC, Series 2013-19, Class DF
	(SOFR + 0.414%)
223,042	4.082	09/25/41(a)	222,727
FNMA REMIC, Series 2013-2, Class QF
	(SOFR + 0.614%)
40,616	4.282	02/25/43(a)	40,425

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2014-17, Class FE
	(SOFR + 0.664%)
$587,019	4.332%	04/25/44(a)	$583,785
FNMA REMIC, Series 2014-28, Class FD
	(SOFR + 0.564%)
1,117,764	4.232	05/25/44(a)	1,116,457
FNMA REMIC, Series 2014-47, Class AF
	(SOFR + 0.464%)
196,830	4.265	08/25/44(a)	196,029
FNMA REMIC, Series 2015-27, Class KF
	(SOFR + 0.414%)
42,910	4.082	05/25/45(a)	42,697
FNMA REMIC, Series 2015-87, Class BF
	(SOFR + 0.414%)
236,776	4.082	12/25/45(a)	234,782
FNMA REMIC, Series 2016-49, Class EF
	(SOFR + 0.514%)
526,743	4.182	08/25/46(a)	524,376
FNMA REMIC, Series 2017-16, Class FA
	(SOFR + 0.564%)
545,667	4.232	03/25/47(a)	539,493
FNMA REMIC, Series 2017-91, Class GF
	(SOFR + 0.464%)
1,297,535	4.132	11/25/47(a)	1,276,688
FNMA REMIC, Series 2018-15, Class JF
	(SOFR + 0.414%)
709,085	4.082	03/25/48(a)	695,271
FNMA REMIC, Series 2018-3385, Class MA
640,975	4.500	06/01/48	642,218
FNMA REMIC, Series 2019-41, Class FM
	(SOFR + 0.564%)
825,407	4.232	08/25/49(a)	817,307
FNMA REMIC, Series 2019-6, Class KF
	(SOFR + 0.564%)
1,287,849	4.232	03/25/49(a)	1,271,860
Government National Mortgage Association, Series 2004-59, Class FP
	(1M U.S. T-Bill MMY + 0.414%)
224,457	4.074	08/16/34(a)	224,350
Government National Mortgage Association, Series 2005-4, Class FA
	(1M U.S. T-Bill MMY + 0.484%)
169,270	4.144	01/16/35(a)	169,386
Government National Mortgage Association, Series 2007-59, Class FA
	(1M U.S. T-Bill MMY + 0.614%)
79,330	4.282	10/20/37(a)	79,515
Government National Mortgage Association, Series 2013-99, Class PF
	(1M U.S. T-Bill MMY + 0.414%)
1,173,983	4.082	07/20/43(a)	1,158,547

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)

Government National Mortgage Association, Series 2019-110, Class F
	(1M U.S. T-Bill MMY + 0.564%)
$1,305,640	4.232%		09/20/49(a)	$1,295,149
Government National Mortgage Association, Series 2019-56, Class FB
	(1M U.S. T-Bill MMY + 0.564%)
1,472,856	4.232		05/20/49(a)	1,461,452
Government National Mortgage Association, Series 2019-58, Class FA
	(1M U.S. T-Bill MMY + 0.514%)
622,972	4.182		05/20/49(a)	618,627
GS Mortgage Securities Trust, Series 2019-GC39, Class A3
4,610,235	3.307		05/10/52	4,513,585
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
4,800,000	5.797		10/05/39(a)(b)	4,885,125
LCCM, Series 2017-LC26, Class A4
900,000	3.551		07/12/50(b)	890,105
Morgan Stanley Capital I, Series 2017-HR2, Class ASB
1,285,197	3.509		12/15/50	1,277,259
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class ASB
52,674	2.860		11/15/49	52,395
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB
161,551	3.264		08/15/50	160,743
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
1,018,000	5.484		07/15/35(a)(b)	1,027,388

TOTAL MORTGAGE-BACKED SECURITIES (Cost $81,706,879)				81,486,689

U.S. Treasury Notes – 5.8%
U.S. Treasury Notes
5,761,400	4.875	(e)	04/30/26	5,772,203
8,490,000	4.125	(e)	02/28/27	8,539,083
26,074,600	3.875	(e)	03/31/27	26,175,435
14,056,200	4.375	(e)	07/15/27	14,229,157
10,253,000	2.250	(e)	08/15/27	10,080,381
16,178,500	3.875	(e)	10/15/27	16,292,255

TOTAL U.S. TREASURY NOTES (Cost $80,811,296)				81,088,514

Certificate of Deposits – 5.5%
Banco Santander SA
	(SOFR + 0.190%)
4,005,000	3.870		03/04/26(a)	4,005,040
Barclays PLC
	(SOFR + 0.370%)
5,500,000	4.050		10/09/26(a)	5,510,501
Kookmin Bank
	(SOFR + 0.450%)
10,347,000	4.120		02/08/27(a)	10,345,552
National Bank of Kuwait
5,500,000	4.420		08/19/26	5,509,515

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Certificate of Deposits – (continued)
	(SOFR + 0.600%)
$6,075,000	4.280%	12/11/26(a)	$6,085,935
7,784,000	4.280	01/14/27(a)	7,786,024
	(SOFR + 0.530%)
4,000,000	4.200	02/23/27(a)	3,999,995
Natixis SA
	(SOFR + 0.620%)
4,667,000	4.300	10/29/26(a)	4,678,947
	(SOFR + 0.400%)
10,000,000	4.080	12/04/26(a)	10,022,859
Nordea Bank ABP, Series YCd
	(SOFR + 0.400%)
8,671,000	4.080	02/19/27(a)	8,683,139
Standard Chartered Bank
	(SOFR + 0.440%)
9,350,000	4.120	10/30/26(a)	9,361,284

TOTAL CERTIFICATE OF DEPOSITS (Cost $75,891,508)			75,988,791

U.S. Government Agency Obligations – 0.9%
Federal Home Loan Mortgage Corporation
	(SOFR + 0.140%)
9,447,000	3.820	10/06/27(a)	9,452,623
3,036,000	3.820	10/14/27(a)	3,042,253

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,483,000)			12,494,876

Short-Term Investment – 11.2%

Commercial Paper – 11.2%
Air Lease Corp.
$6,964,000	4.204%		6,953,833
Alexandria Real Estate Equities, Inc.
6,648,000	4.021		6,642,948
6,951,000	4.062		6,940,434
ANZ New Zealand International Ltd.
2,668,000	4.189		2,645,616
Banco Bilbao Vizcaya Argentaria
8,400,000	4.000		8,401,764
BASF SE
2,265,000	3.832		2,257,752
Bayer Corp.
8,211,000	4.097		7,967,215
Bell Telephone Co. of Canada or Bell Canada (The)
6,274,000	4.045		6,248,151
Constellation Energy Generation, Inc.
3,983,000	3.994		3,937,579
General Motors Financial Co., Inc.
1,688,000	4.219		1,659,945
HSBC Holdings PLC
2,299,000	4.050		2,300,356
Korea Development Bank (The)
5,111,000	4.060		5,112,227
Lseg U.S. Fin Corp.
5,816,000	3.931		5,783,954
Macquarie Bank Ltd.
1,019,000	4.010		1,019,377
National Bank of Canada

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investment - (continued)

Commercial Paper – (continued)
$5,135,000	4.189%			$5,088,785
10,000,000	4.000			10,001,600
National Bank of Canada, GMTN
(SOFRINDX + 0.900%)
2,437,000	4.624	(a)		2,437,765
National Bank of Kuwait
5,000,000	4.503			4,967,300
Natwest Markets PLC
1,907,000	4.018			1,884,326
Oracle Corp.
4,057,000	4.409			3,990,506
14,236,000	4.476			13,893,339
Penske Truck Leasing Co.
1,656,000	4.120			1,630,050
RWE AG
6,780,000	3.906			6,774,911
Societe Generale
7,000,000	4.224			6,932,170
Spire, Inc.
5,000,000	3.866			4,996,850
Targa Resources Corp.
7,407,000	3.854			7,404,630
6,405,000	3.886			6,402,246
VW Credit, Inc.
3,008,000	4.416			3,002,496
8,589,000	4.293			8,398,324

TOTAL SHORT-TERM INVESTMENT (Cost $155,620,046)				155,676,449

Shares	Dividend Rate			Value

Investment Company – 1.2%(f)
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,825,869	3.589%			16,825,869
(Cost $16,825,869)

TOTAL INVESTMENTS – 101.6% (Cost $1,407,181,692)				$1,409,918,345

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%				(22,386,011)

NET ASSETS – 100.0%				$1,387,532,334

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2026.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	When-issued security.
(d)	Zero coupon bond until next reset date.
(e)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(f)	Represents an affiliated issuer.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Investment Abbreviations:
BA	—Banker Acceptance Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Statement of Assets and Liabilities February 28, 2026 (Unaudited)

	Core Bond ETF	Corporate Bond ETF	Ultra Short Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $91,170,972, $52,324,756 and $1,390,355,823, respectively)	$91,950,231	$52,593,050	$1,393,092,476
Investments in affiliated issuers, at value (cost $4,974,409, $41 and $16,825,869, respectively)	4,974,409	41	16,825,869
Cash	1,204,109	245,862	896,887
Receivables:
Fund shares sold	2,581,945	—	—
Investments sold on an extended-settlement basis	1,480,713	—	13,772
Interest and Dividends	544,416	686,387	9,492,021
Collateral on certain derivative contracts	205,179	283,616	—
Investments sold	—	—	4,985,183
Unrealized gain on swap contracts	18,024	47,702	—
Upfront payments received on swap contracts	135,967	444,277	—
Variation margin on futures contracts	51,068	45,598	—

Total assets	103,146,061	54,346,533	1,425,306,208

Liabilities:

Forward sale contracts, at value (proceeds received A$246,260, B$– and C$–, respectively)	246,990	—	—
Payables:
Investments purchased on an extended-settlement basis	22,158,088	235,136	31,189,000
Investments purchased	695,272	500	3,978,209
Management fees	6,004	5,088	72,342
Fund shares redeemed	—	—	2,534,323

Total liabilities	23,106,354	240,724	37,773,874

Net Assets:

Paid-in capital	78,688,990	53,558,257	1,379,887,737
Total distributable earnings	1,350,717	547,552	7,644,597

NET ASSETS	$80,039,707	$54,105,809	$1,387,532,334

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,550,000	1,050,000	27,375,000

Net asset value per share:	$51.64	$51.53	$50.69

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Statement of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Core Bond ETF	Corporate Bond ETF	Ultra Short Bond ETF

Investment income:

Interest	$775,563	$722,920	$25,929,912

Dividends — affiliated issuers	97,060	12,267	565,755

Total Investment Income	872,623	735,187	26,495,667

Expenses:

Management fees	46,564	41,345	1,173,637

Trustee fees	3,835	4,572	16,979

Total expenses	50,399	45,917	1,190,616

Less — expense reductions	(4,167)	(498)	(261,216)

Net expenses	46,232	45,419	929,400

NET INVESTMENT INCOME	826,391	689,768	25,566,267

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	204,717	11,468	1,029,827

Futures contracts	81,140	53,112	—

Swap Contracts	(7,953)	(25,510)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	620,097	171,650	693,943

Futures contracts	46,123	61,697	—

Swap Contracts	11,444	37,629	—

Securities sold short	(730)	—	—

Net realized and unrealized gain	954,838	310,046	1,723,770

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,781,229	$999,814	$27,290,037

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Statement of Changes in Net Assets February 28, 2026 (Unaudited)

	Core Bond ETF		Corporate Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Period June 24, 2025* to August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Period June 24, 2025* to August 31, 2025

From operations:

Net investment income	$826,391	$154,859	$689,768	$93,592

Net realized gain (loss)	277,904	(2,243)	39,070	(17,602)

Net change in unrealized gain	676,934	156,921	270,976	103,367

Net increase in net assets resulting from operations	1,781,229	309,537	999,814	179,357

Distributions to shareholders:
From distributable earnings	(658,033)	(82,016)	(578,611)	(53,008)

From share transactions:

Proceeds from sales of shares	58,689,667	19,999,323	42,302,740	11,255,517

Net increase in net assets resulting from share transactions	58,689,667	19,999,323	42,302,740	11,255,517

TOTAL INCREASE	59,812,863	20,226,844	42,723,943	11,381,866

Net Assets:

Beginning of period	$20,226,844	$–	$11,381,866	$–

End of period	$80,039,707	$20,226,844	$54,105,809	$11,381,866

*	Commencement of operations.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Statement of Changes in Net Assets (continued) February 28, 2026 (Unaudited)

	Ultra Short Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$25,566,267	$38,309,475

Net realized gain	1,029,827	1,797,830

Net change in unrealized gain	693,943	638,982

Net increase in net assets resulting from operations	27,290,037	40,746,287

Distributions to shareholders:

From distributable earnings	(25,353,745)	(37,818,250)

From share transactions:

Proceeds from sales of shares	457,571,771	765,935,053

Cost of shares redeemed	(74,641,388)	(381,901,053)

Net increase in net assets resulting from share transactions	382,930,383	384,034,000

TOTAL INCREASE	384,866,675	386,962,037

Net Assets:

Beginning of period	$1,002,665,659	$615,703,622

End of period	$1,387,532,334	$1,002,665,659

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Core Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period June 24, 2025* to August 31, 2025

Per Share Operating Performance:

Net asset value, beginning of period	$50.57		$50.00

Net investment income(a)	1.04		0.38

Net realized and unrealized gain	1.02		0.40

Total from investment operations	2.06		0.78

Distributions to shareholders from net investment income	(0.99)		(0.21)

Net asset value, end of period	$51.64		$50.57

Market price, end of period	$51.64		$50.57

Total Return at Net Asset Value(b)	4.14%		1.53%

Net assets, end of period (in 000’s)	$80,040		$20,227

Ratio of net expenses to average net assets	0.23	%(c)	0.24	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25	%(c)

Ratio of net investment income to average net assets	4.09	%(c)	4.05	%(c)

Portfolio turnover rate(d)	166%		115%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Corporate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period June 24, 2025* to August 31, 2025

Per Share Operating Performance:

Net asset value, beginning of period	$50.59		$50.00

Net investment income(a)	1.10		0.42

Net realized and unrealized gain	0.87		0.41

Total from investment operations	1.97		0.83

Distributions to shareholders from net investment income	(1.03)		(0.24)

Net asset value, end of period	$51.53		$50.59

Market price, end of period	$51.56		$50.61

Total Return at Net Asset Value(b)	3.96%		1.63%

Net assets, end of period (in 000’s)	$54,106		$11,382

Ratio of net expenses to average net assets	0.29	%(c)	0.28	%(c)

Ratio of total expenses to average net assets	0.29	%(c)	0.29	%(c)

Ratio of net investment income to average net assets	4.33	%(c)	4.40	%(c)

Portfolio turnover rate(d)	17%		3%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Ultra Short Bond ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$50.64		$50.57	$49.98	$49.95	$50.71	$50.77

Net investment income(a)	1.08		2.43	2.70	2.12	0.49	0.28

Net realized and unrealized gain (loss)	0.08		0.16	0.56	(0.05)	(0.79)	0.02

Total from investment operations	1.16		2.59	3.26	2.07	(0.30)	0.30

Distributions to shareholders from net investment income	(1.11)		(2.52)	(2.67)	(2.04)	(0.46)	(0.36)

Net asset value, end of period	$50.69		$50.64	$50.57	$49.98	$49.95	$50.71

Market price, end of period	$50.69		$50.64	$50.60	$49.99	$49.95	$50.71

Total Return at Net Asset Value(b)	2.32%		5.26%	6.72%	4.25%	(0.58)%	0.59%

Net assets, end of period (in 000’s)	$1,387,532		$1,002,666	$615,704	$572,309	$503,197	$330,874

Ratio of net expenses to average net assets	0.16	%(c)	0.15%	0.16%	0.16%	0.15%	0.16%

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	4.29	%(c)	4.82%	5.38%	4.25%	0.98%	0.55%

Portfolio turnover rate(d)	36%		127%	87%	76%	37%	51%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists the series of the Trust that is included in this report (collectively, the “Funds” or individually a “Fund”) along with their diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Core Bond ETF	Non-Diversified

Goldman Sachs Corporate Bond ETF	Non-Diversified

Goldman Sachs Ultra Short Bond ETF	Diversified

The investment objective of the Core Bond ETF is to seek a total return consisting of capital appreciation and income. The investment objective of the Corporate Bond ETF is to seek a high level of total return consisting of capital appreciation and income. The investment objective of the Ultra Short Bond ETF is to provide current income with preservation of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Core Bond ETF and Corporate Bond ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Shares of the Ultra Short Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units.” Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contracts.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

39

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and

40

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/ receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

41

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

42

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

Core Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Asset-Backed Securities	$—	$11,176,367	$—

Collateralized Mortgage Obligations	—	2,705,143	—

Corporate Obligations	—	18,882,204	—

Foreign Corporate Debt	—	1,861,884	—

Mortgage-Backed Securities	—	30,010,705	—

Municipal Bond	—	387,678	—

Sovereign Debt Obligations	—	921,598	—

U.S. Treasury Bonds	853,985	—	—

U.S. Treasury Notes	25,150,667	—	—
Investment Company	4,974,409	—	—

Total	$30,979,061	$65,945,579	$—

Liabilities

Fixed Income

Forward Sales Contracts	$—	$(246,990)	$—

Derivative Type

Assets(a)

Futures Contracts	$72,648	$—	$—

Credit Default Swap Contracts	—	18,024	—

Total	$72,648	$18,024	$—

Liabilities

Futures Contracts(a)	$(35,346)	$—	$—

Corporate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$46,529,776	$—

Foreign Corporate Debt	—	4,356,823	—

Sovereign Debt Obligations	—	1,586,717	—

U.S. Treasury Bonds	101,614	—	—

43

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Preferred Stock	—	18,120	—

Investment Company	$41	$—	$—

Total	$101,655	$52,491,436	$—

Derivative Type

Assets(a)

Futures Contracts	$82,933	$—	$—

Credit Default Swap Contracts	—	47,702	—

Total	$82,933	$47,702	$—

Liabilities

Futures Contracts(a)	$(24,586)	$—	$—

Ultra Short Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income
Asset- Backed Securities	$—	$202,706,877	$—

Certificate of Deposit	—	75,988,791	—

Corporate Obligations	—	417,589,646	—

Foreign Corporate Debt	—	366,060,634	—

Mortgage-Backed Securities	—	81,486,689	—

U.S. Government Agency Obligations	—	12,494,876	—

U.S. Treasury Notes	81,088,514	—	—

Short-Term Investment	—	155,676,449	—

Investment Company	16,825,869	—	—

Total	$97,914,383	$1,312,003,962	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Core Bond ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Credit	Variation margin on swap contracts	$18,024	Variation margin on swap contracts	$—

Interest Rate	Variation margin on futures contracts	$72,648	Variation margin on futures contracts	$(35,346)

Total		$90,672		$(35,346)

Corporate Bond ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Credit	Variation margin on swap contracts	$47,702	Variation margin on swap contracts	$—

44

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

Interest Rate	Variation margin on futures contracts	$82,933	Variation margin on futures contracts	$(24,586)

Total		$130,635		$(24,586)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Core Bond ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(7,953)	$11,444

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	81,140	46,123

Total		$73,187	$57,567

Corporate Bond ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(25,510)	37,629

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	53,112	61,697

Total		$27,602	$99,326

For the six months ended February 28, 2026, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Swap Contracts

Core Bond ETF	92	87,646

Corporate Bond ETF	96	291,814

(a)

Amounts disclosed represent average number of contracts for futures and notional amounts for swap contracts, based on absolute values, which is indicative of volume of this derivative type for the months that the Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

45

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Core Bond ETF	0.25%	0.23%

Goldman Sachs Corporate Bond ETF	0.29%	0.29%

Goldman Sachs Ultra Short Bond ETF	0.20%	0.16%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.16% as an annual percentage rate of average daily net assets of the Ultra Short Bond ETF. This arrangement will remain in effect through at least December 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees. For the six months ended February 28, 2026, GSAM waived $238,123, of the Fund’s management fees for Ultra Short Bond ETF.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2026, the management fee waived by GSAM for the Funds was as follows:

Fund	Management Fee Waived

Core Bond ETF	$4,167

Corporate Bond ETF	498

Ultra Short Bond ETF	23,093

B.  Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2026:

Core Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$1,294,739	$26,524,007	$(22,844,336)	$4,974,409	4,974,409	$97,060

Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$396,080	$4,554,187	$(4,950,226)	$41	41	$12,267

46

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Ultra Short Bond ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 21,032,465	$580,427,691	$ (584,634,287)	$16,825,869	16,825,869	$ 565,755

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Core Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period June 24, 2025(a) to August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,150,000	$58,689,667	400,000	$19,999,323

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	1,150,000	$58,689,667	400,000	$19,999,323

(a)	Commenced operations on June 24, 2025.

	Goldman Sachs Corporate Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period June 24, 2025(a) to August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	825,000	$42,302,740	225,000	$11,255,517

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	825,000	$42,302,740	225,000	$11,255,517

(a)	Commenced operations on June 24, 2025.

47

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Ultra Short Bond ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	9,050,000	$457,571,771	15,200,000	$765,935,053

Shares redeemed	(1,475,000)	(74,641,388)	(7,575,000)	(381,901,053)

NET INCREASE IN SHARES	7,575,000	$382,930,383	7,625,000	$384,034,000

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Goldman Sachs Core Bond ETF	$101,301,459	$4,207,162	$65,158,386	$4,132,280

Goldman Sachs Corporate Bond ETF	2,498,525	4,313,007	2,557,139	2,550,652

Goldman Sachs Ultra Short Bond ETF	23,750,595	622,374,207	7,938,477	334,789,419

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Core Bond ETF (a)	Corporate Bond ETF(a)	Ultra Short Bond ETF

Capital loss carryforwards:

Perpetual Short-Term	$—	$(4,517)	$(70,427)

Perpetual Long-Term	—	(12,097)	(863,327)

Total capital loss carryforwards	—	(16,614)	(933,754)

Timing differences — (Straddle Loss Deferrals)	(22,140)	(230)	—

(a)	Commenced operations on June 24, 2025.

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Bond ETF	Corporate Bond ETF	Ultra Short Bond ETF

Tax Cost	$96,132,203	$52,320,280	$1,407,335,519

Gross unrealized gain	830,204	361,752	3,233,281

Gross unrealized loss	(37,767)	(88,941)	(650,455)

Net unrealized gain (loss)	$792,437	$272,811	$2,582,826

48

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund,

49

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS (continued)

including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Cboe BZX and NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Diversification Risk — Goldman Sachs Core Bond ETF and Goldman Sachs Corporate bond ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

U.S. Government Securities Risk — The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit

50

GOLDMAN SACHS ACTIVE FIXED INCOME ETFS

9. OTHER RISKS (continued)

of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of the U.S. Government Securities will not have the Funds to meet their payment obligations in the future.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

51

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. GSSTSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs ActiveBeta® ETFs Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (GEM) Goldman Sachs ActiveBeta® Europe Equity ETF (GSEU) Goldman Sachs ActiveBeta® International Equity ETF (GSIE) Goldman Sachs ActiveBeta® Japan Equity ETF (GSJY) Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (GSLCI Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (GSSC) Goldman Sachs ActiveBeta® World Equity ETF (GSWO)* ActiveBeta® is a registered trademark of GSAM. * Effective after the close of business on February 4, 2026, the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (GLOV) was renamed the Goldman Sachs ActiveBeta® World Equity ETF IGSWOI. Goldman Sachs Asset Management

Goldman Sachs ActiveBeta® Equity ETFs

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%

Australia – 0.4%
44,301	Anglogold Ashanti PLC (Materials)	$5,588,286

Brazil – 3.1%
331,680	Ambev SA (Consumer Staples)	1,052,275
128,427	Axia Energia (Utilities)	1,534,358
417,448	B3 SA – Brasil Bolsa Balcao (Financials)	1,457,061
343,440	Banco Bradesco SA (Financials)	1,230,219
93,327	Banco BTG Pactual SA (Financials)	1.114,825
247,957	Banco do Brasil SA (Financials)	1.303,039
433,527	BB Seguridade Participacoes SA (Financials)	2,931,687
603,940	Caixa Seguridade Participacoes SA (Financials)	2,095,039
54,039	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	1,621,589
481,209	Cia Paranaense de Energia (Utilities)	1.375,593
145,745	CPFL Energia SA (Utilities)	1.430,920
64,816	Embraer SA (Industrials)	1,168,074
56,800	Energisa SA (Utilities)	596,426
135,802	Engie Brasil Energia SA (Utilities)	891,868
127,209	Equatorial SA (Utilities)	1.044,541
226,159	Klabin SA (Materials)	906,691
75,495	Localiza Rent a Car SA (Industrials)	747,244
150,100	MBRF Global Foods Co. SA (Consumer Staples)	605,276
276,922	Motiva Infraestrutura de Mobilidade SA (Industrials)	899,071
270,605	NU Holdings Ltd., Class A (Financials)*	4,053,663
238,123	Petroleo Brasileiro SA - Petrobras (Energy)	1,984,068
75,430	Porto Seguro SA (Financials)	769,692
223,971	Raia Drogasil SA (Consumer Staples)	1,095,321
58,208	Rede D’Or Sao Luiz SA (Health Care)(a)	457,415
105,739	Suzano SA (Materials)	1.195,874
192,699	Telefonica Brasil SA (Communication Services)	1.622,499
200,716	TIM SA (Communication Services)	1,091,965
194,316	TOTVS SA (Information Technology)	1,433,778
314,908	Vale SA (Materials)	5,432,529
157,121	Vibra Energia SA (Consumer Discretionary)	916,681
112,219	WEG SA (Industrials)	1,087,540
24,357	XP, Inc., Class A (Financials)	524,406

		45,671,227

Chile – 1.0%
1 1,692,940	Banco de Chile (Financials)	2,407,771

Shares	Description	Value

Common Stocks – (continued)

Chile – (continued)
25,978	Banco de Crcdito c Invcrsioncs SA (Financials)	$1,776,920
23,961,520	Banco Santander Chile (Financials)	2,055,865
538,345	Cencosud SA (Consumer Staples)	1.679,688
669,054	Empresas CMPC SA (Materials)	989,643
95,595	Empresas Copec SA (Consumer Discretionary)	787,647
15,221,522	Enel Chile SA (Utilities)	1,272,030
282,415	Falabella SA (Consumer Discretionary)	2,093,542
43,746,511	Latam Airlines Group SA (Industrials)	1.229,110
118,754	Plaza SA (Real Estate)	554,264

		14,846,480

China – 24.8%
328,809	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,174,164
370,226	3SBio, Inc. (Health Care)*[1]’[11]	1,038,430
115,360	AAC Technologies Holdings, Inc. (Information Technology)	550,685
776,880	Agricultural Bank of China Ltd., Class A (Financials)	724,691
2,614,064	Agricultural Bank of China Ltd., Class H (Financials)	1,774,535
1,887,580	Alibaba Group Holding Ltd. (Consumer Discretionary)	34,483,509
286,658	Aluminum Corp, of China Ltd., Class A (Materials)	573,241
875,365	Aluminum Corp. of China Ltd., Class H (Materials)	1,582,386
132,000	Anhui Conch Cement Co. Ltd., Class A (Materials)	491,761
164,475	Anhui Conch Cement Co. Ltd., Class H (Materials)	515,157
74,596	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	1,052,144
183,501	ANTA Sports Products Ltd. (Consumer Discretionary)	1,995,201
21,424	APT Medical, Inc Class A (Health Care)	768,915
118,866	Baidu, Inc Class A (Communication Services)*	1.879,755
411,900	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	642,384
400,803	Bank of Changsha Co. Ltd., Class A (Financials)	572,501
8,051,185	Bank of China Ltd., Class H (Financials)	4,775,861
1,835,949	Bank of Communications Co. Ltd., Class H (Financials)	1,610,121
203,267	Bank of Hangzhou Co. Ltd., Class A (Financials)	481,437

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
373,928	Bank of Jiangsu Co. Ltd., Class A (Financials)	$564,088
445,500	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	467,519
344,523	Beijing Enterprises Holdings Ltd. (Utilities)	1.550,368
39,247	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	818,530
495,480	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	357,479
22,962	Bilibili, Inc Class Z (Communication Services)*	649,335
207,600	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)*	559,781
167,257	BOC Aviation Ltd. (Industrials)(a)	1.862,414
1,520,212	BOE Technology Group Co. Ltd., Class A (Information Technology)	992,661
3,160,798	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,963,843
135,500	BYD Co. Ltd.. Class H (Consumer Discretionary)	1,644,781
216,536	BYD Electronic International Co. Ltd. (Information Technology)	893,035
159,726	C&D International Investment Group Ltd. (Real Estate)	308,746
682,000	Caitong Securities Co. Ltd., Class A (Financials)	863,820
22,820	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	318,540
738,800	Changjiang Securities Co. Ltd.. Class A (Financials)	856,077
234,200	Chengtun Mining Group Co. Ltd., Class A (Materials)	575,865
2,007,544	China CITIC Bank Corp. Ltd., Class H (Financials)	1.850,437
7,851,911	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(a)(b)	853,234
11,114,493	China Construction Bank Corp., Class H (Financials)	11,352,991
596,649	China Everbright Bank Co. Ltd., Class A (Financials)	281,762
551,022	China Feihe Ltd. (Consumer Staples)(a)	267,686
1,040,841	China Gas Holdings Ltd. (Utilities)	1.077,813
31,380	China Gold International Resources Corp. Ltd. (Materials)	822,395

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
479,209	China Hongqiao Group Ltd. (Materials)	$2,172,389
724,105	China Life Insurance Co. Ltd., Class H (Financials)	2,923,395
820,390	China Mengniu Dairy Co. Ltd. (Consumer Staples)	1.696,964
336,730	China Merchants Bank Co. Ltd., Class H (Financials)	2,102,477
660,764	China Merchants Port Holdings Co. Ltd. (Industrials)	1,476,596
439,900	China Merchants Securities Co. Ltd., Class A (Financials)	1,064,341
367,300	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	530,534
1.663,807	China Minsheng Banking Corp. Ltd., Class H (Financials)	861,453
1,187,221	China National Building Material Co. Ltd., Class H (Materials)	1,032,082
905,121	China National Chemical Engineering Co. Ltd., Class A (Industrials)	1,232,175
397,100	China National Nuclear Power Co. Ltd., Class A (Utilities)	493,127
434,528	China Nonferrous Mining Corp. Ltd. (Materials)	833,820
71,400	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	649,384
692,646	China Overseas Land & Investment Ltd. (Real Estate)	1,270,683
212,940	China Pacific Insurance Group Co. Ltd., Class H (Financials)	978,384
2,188,973	China Petroleum & Chemical Corp Class H (Energy)	1,525,144
2,745,497	China Power International Development Ltd. (Utilities)	1,151,247
638,700	China Railway Group Ltd., Class A (Industrials)	586,484
329,626	China Resources Land Ltd. (Real Estate)	1,339,212
546,283	China Resources Power Holdings Co. Ltd. (Utilities)	1,304,573
164,805	China Shenhua Energy Co. Ltd., Class H (Energy)	947,263
1,155,800	China State Construction Engineering Corp. Ltd., Class A (Industrials)	849,048
404,385	China Taiping Insurance Holdings Co. Ltd. (Financials)	1.181,803
1,067,486	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	647,254
363,045	China Tower Corp. Ltd., Class H (Communication Services)(a)	517,499

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
963,500	China United Network Communications Ltd., Class A (Communication Services)	$690,933
124,944	China Yangtze Power Co. Ltd., Class A (Utilities)	474,215
1,311,966	China Zheshang Bank Co. Ltd., Class A (Financials)	569,846
288,000	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	464,266
621,626	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)(b)	1,042,646
794,477	CITIC Ltd. (Industrials)	1,271,626
270,600	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	711,119
306,063	CMOC Group Ltd., Class A (Materials)	1,070,188
381,179	CMOC Group Ltd., Class H (Materials)	1,177,334
240,560	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	526,287
366,296	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)(b)	710,850
170,500	CSC Financial Co. Ltd., Class A (Financials)	592,696
1,868,312	CSPC Pharmaceutical Group Ltd. (Health Care)	2,364,604
206,425	Daqin Railway Co. Ltd., Class A(Industrials)	153,445
28,324	Dosilicon Co. Ltd., Class A (Information Technology)*	577,965
8,800	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	309,832
87,121	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	880,365
64,300	ENN Energy Holdings Ltd. (Utilities)	565,553
41,165	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	2,159,139
1,314,969	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	500,236
1,849,928	Far East Horizon Ltd. (Financials)	1,830,500
519,900	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	535,745
948,200	Founder Securities Co. Ltd., Class A (Financials)	1,061,402
55,100	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	447,328
478,425	GD Power Development Co. Ltd., Class A (Utilities)	342,385

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
705,602	Gccly Automobile Holdings Ltd. (Consumer Discretionary)	$1,456,821
377,600	GEM Co. Ltd., Class A (Industrials)	546,513
378,000	Genscript Biotech Corp. (Health Care)*	576,992
108,583	Giant Biogene Holding Co. Ltd. (Consumer Staples)(a)	443,097
111,000	Giant Network Group Co. Ltd., Class A (Communication Services)	600,227
10,200	GigaDevice Semiconductor, Inc Class A (Information Technology)	446,006
151,300	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	627,394
30,125	Goneo Group Co. Ltd., Class A (Industrials)	191,220
221,581	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	364,290
167,700	Guangdong HEC Technology Holding Co. Ltd., Class A (Materials)*	923,940
961,210	Guangdong Investment Ltd. (Utilities)	937,598
406,144	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	476,535
98,413	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	362,761
681,812	Guoyuan Securities Co. Ltd., Class A (Financials)	826,812
1,044,001	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	2,351,693
213,778	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	729,160
99,100	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	673,820
251,775	Haitian International Holdings Ltd. (Industrials)	814,986
159,776	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	421,511
278,663	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	1,245,445
116,271	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	549,927
495,433	Hengan International Group Co. Ltd. (Consumer Staples)	1,848,179
32,515	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	1,575,112

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
66,274	Hua Hong Semiconductor Ltd., Class H (Information Technology)*(a)	$819,725
645,345	Huaneng Power International, Inc., Class H (Utilities)	497,489
408,338	Huaxia Bank Co. Ltd., Class A (Financials)	398,167
284,041	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	800,261
88,199	Hundsun Technologies, Inc., Class A (Information Technology)	385,916
333,669	Industrial & Commercial Bank of China Ltd., Class A (Financials)	336,543
6,663,521	Industrial & Commercial Bank of China Ltd., Class H (Financials)	5,494,616
634,808	Industrial Securities Co. Ltd., Class A (Financials)	624,547
94,723	Inner Mongolia Dian Ton Energy Corp. Ltd., Class A (Energy)	423,851
113,700	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A (Materials)	914,618
148,837	7 Innovent Biologies, Inc. (Health Care)*(a)	1,619,252
463,400	JA Solar Technology Co. Ltd., Class A (Information Technology)*	817,260
55,981	JD Health International, Inc. (Consumer Staples)*(a)	406,144
383,449	JD Logistics, Inc. (Industrials)*(a)	547,564
251,770	JD.com, Inc., Class A (Consumer Discretionary)	3,360,302
539,392	Jiangsu Expressway Co. Ltd., Class H (Industrials)(b)	701,982
176,700	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	1,456,682
90,400	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	509,916
139,841	Jiangxi Copper Co. Ltd., Class A(Materials)	1,182,989
135,865	Jiangxi Copper Co. Ltd., Class H(Materials)	792,039
122,800	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	439,051
103,100	KE Holdings, Inc., Class A (Real Estate)	574,143
239,733	Kingdee International Software Group Co. Ltd. (Information Technology)*	308,625

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
74,389	Kingsoft Corp. Ltd. (Communication Services)	$247,261
388,000	Kuaishou Technology (Communication Services)(a)	3,117,532
1.396,433	Kunlun Energy Co. Ltd. (Utilities)	1,497,807
5,813	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	1,232,787
16,152	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)(b)	1,493,959
246,164	LB Group Co. Ltd., Class A (Materials)	837,781
866,274	Lenovo Group Ltd. (Information Technology)	1,077,561
83,811	Li Auto, Inc., Class A (Consumer Discretionary)*	736,627
828,858	Li Ning Co. Ltd. (Consumer Discretionary)	2,386,285
481,036	Longfor Group Holdings Ltd. (Real Estate)(a)	611,892
1,442,064	Meitu, Inc. (Communication Services)*(a)	1,043,458
504,843	Meituan, Class B (Consumer Discretionary)*(a)	5,237,436
2,078,200	Metallurgical Corp. of China Ltd., Class A (Industrials)	972,325
105,409	MINISO Group Holding Ltd. (Consumer Discretionary)	485,664
1,189,353	MMG Ltd. (Materials)*	1,643,654
18,417	Montage Technology Co. Ltd., Class A (Information Technology)	439,024
166,573	NetEase, Inc. (Communication Services)	3,816,071
145,200	New China Life Insurance Co. Ltd., Class A (Financials)	1,599,953
314,323	New China Life Insurance Co. Ltd., Class H (Financials)	2,220,150
329,062	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	417,748
214,040	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	1,196,872
252,851	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	1,532,205
68,796	PDD Holdings, Inc. ADR (Consumer Discretionary)*	7,136,209
1,848,962	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	1.515,165
374,504	PetroChina Co. Ltd., Class A (Energy)	592,796
2,717,976	PetroChina Co. Ltd., Class H (Energy)	3,314,880
738,624	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,528,777
281,649	Ping An Bank Co. Ltd., Class A (Financials)	447,459

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
60,134	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	$552,967
547,871	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	4,762,786
522,000	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	517,367
149,310	Pop Mart International Group Ltd. (Consumer Discretionary)(a)	4,386,446
903,691	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	569,562
112,200	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	624,705
82,938	Remegen Co. Ltd., Class H (Health Care)*(a)	854,069
15,900	Rockchip Electronics Co. Ltd., Class A (Information Technology)	417,077
198,662	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	414,935
909,000	SDIC Capital Co. Ltd., Class A (Financials)	988,375
120,200	Shandong Gold Mining Co. Ltd., Class A (Materials)	828,851
120,341	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	634,155
35,200	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	495,095
126,300	Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A (Materials)*	537,901
107,100	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	602,554
994,618	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	1,026,381
840,400	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	546,862
67,176	Shanghai Allist Pharmaceuticals Co. Ltd., Class A (Health Care)	907,736
430,525	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	571,030
126,100	Shanghai Electric Power Co. Ltd., Class A (Utilities)	401,592
148,356	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	572,588
156,200	Shanghai International Airport Co. Ltd., Class A (Industrials)	694,612
194,100	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	486,601
397,500	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	364,424
133,000	Shanjin International Gold Co. Ltd., Class A (Materials)	600,554

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
47,800	Shcngyi Technology Co. Ltd., Class A (Information Technology)	$481,490
10,000	Shennan Circuits Co. Ltd., Class A (Information Technology)	416,068
1.262,000	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	921,544
46,500	Shenzhen Envicool Technology Co. Ltd., Class A (Industrials)	735,363
41,900	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	478,123
12,600	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)*	535,705
7,419	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	201,044
2,899,719	Sino Biopharmaceutical Ltd. (Health Care)	2,242,772
549,465	Sinolink Securities Co. Ltd., Class A (Financials)	731,189
106,100	Sinoma Science & Technology Co. Ltd., Class A (Materials)	782,965
45,500	Sinomine Resource Group Co. Ltd., Class A (Materials)	603,492
535,756	Sinopharm Group Co. Ltd., Class H (Health Care)	1,447,924
143,097	Sinotruk Hong Kong Ltd. (Industrials)	752,974
32,500	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	405,249
13,100	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	557,173
65,406	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	3,514,873
110,181	TBEA Co. Ltd., Class A (Industrials)	487,238
1.519,500	TCL Technology Group Corp., Class A (Information Technology)	1.100,718
760,585	Tencent Holdings Ltd. (Communication Services)	50,367,614
24,669	Tencent Music Entertainment Group ADR (Communication Services)	360,167
754,632	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,262,841
816,500	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	943,731
34,273	Trip.com Group Ltd. (Consumer Discretionary)	1,802,562

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
17,913	Vcrisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	$724,937
33,292	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	1,475,428
70,068	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	1,220,585
1,589,360	Want Want China Holdings Ltd. (Consumer Staples)	995,617
203,500	Weichai Power Co. Ltd., Class A(Industrials)	826,351
276,437	Weichai Power Co. Ltd.. Class H(Industrials)	1,152,800
272,261	Western Mining Co. Ltd., Class A(Materials)	1,375,015
688,600	Western Securities Co. Ltd., Class A (Financials)	802,927
145,500	Wingtech Technology Co. Ltd., Class A (Information Technology)*	710,439
2,069,462	Wintime Energy Group Co. Ltd., Class A (Utilities)*	551,985
217,500	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	493,273
34,421	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	523,654
174,204	Wuxi Biologies Cayman, Inc. (Health Care)*(a)	895,724
1,530,799	Xiaomi Corp., Class B (Information Technology)*(a)	6,829,949
64,711	XPeng, Inc., Class A (Consumer Discretionary)*	565,445
38,800	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	663,189
179,400	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	982,648
31,377	Yum China Holdings, Inc. (Consumer Discretionary)	1,737,696
62,700	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	512,227
126,038	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	815,098
63,300	Zangge Mining Co. Ltd.. Class A(Materials)	794,929
209,153	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	922,480
358,900	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	963,044
165,654	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	797,739
51,200	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	586,708

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
57,082	Zhejiang Lcapmotor Technology Co. Ltd., Class H (Consumer Discretionary)*(a)	$299,197
460,398	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	1,099,845
156,810	Zhejiang NHU Co. Ltd., Class A(Materials)	719,951
705,059	Zheshang Securities Co. Ltd., Class A (Financials)	1,096,500
11,500	Zhongji Innolight Co. Ltd., Class A (Information Technology)	895,072
131,500	Zhongjin Gold Corp. Ltd., Class A(Materials)	610,264
1,227,100	Zhongtai Securities Co. Ltd., Class A (Financials)	1,146,455
173,100	Zijin Mining Group Co. Ltd., Class A (Materials)	997,844
270,461	Zijin Mining Group Co. Ltd., Class H (Materials)	1,555,933

		360,451,965

Colombia – 0.1%
86,722	Grupo Cibest SA (Financials)	1,894,109

Czech Republic – 0.3%
17,585	CEZ AS (Utilities)	998,490
31,253	Komercni Banka AS (Financials)	1,789,803
196,693	Moneta Money Bank AS (Financials)*(a)	1,888,559

		4,676,852

Egypt – 0.3%
1,645,174	Commercial International Bank - Egypt (CIB) (Financials)	4,580,411

Greece – 1.0%
386,018	Alpha Bank SA (Financials)	1,695,471
408,556	Eurobank SA (Financials)	1,890,939
114,193	Hellenic Telecommunications Organization SA (Communication Services)	2,359,486
46,917	JUMBO SA (Consumer Discretionary)	1,374,903
132,380	National Bank of Greece SA (Financials)	2,154,612
97,130	OPAP Holding SA (Consumer Discretionary)	1,811,968
203,599	Piraeus Bank SA (Financials)*	1,951,963
46,417	Public Power Corp. SA (Utilities)	1,035,807

		14,275,149

Hong Kong – 0.0%
24,713	Orient Overseas International Ltd. (Industrials)	472,325

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
19,200	Zijin Gold International Co. Ltd. (Materials)*	$573,878

		1,046,203

Hungary – 0.6%
174,878	MOL Hungarian Oil & Gas PLC (Energy)	1,933,141
41,011	OTP Bank Nyrt (Financials)	5,051,301
50,609	Richter Gedeon Nyrt (Health Care)	1,893,355

		8,877,797

India – 12.1%
8,132	ABB India Ltd. (Industrials)	542,841
166,416	Aditya Birla Capital Ltd. (Financials)*	630,076
7,779	Alkem Laboratories Ltd. (Health Care)	482,210
108,569	Ambuja Cements Ltd. (Materials)	597,166
41,687	APL Apollo Tubes Ltd. (Materials)	1,023,935
9,104	Apollo Hospitals Enterprise Ltd. (Health Care)	782,698
220,451	Ashok Leyland Ltd. (Industrials)	511,531
23,405	Asian Paints Ltd. (Materials)	611,313
13,285	Astral Ltd. (Industrials)	243,559
76,051	AU Small Finance Bank Ltd. (Financials)(a)	801,126
127,313	Aurobindo Pharma Ltd. (Health Care)	1,707,839
212,964	Axis Bank Ltd. (Financials)	3,239,536
156,403	Bajaj Finance Ltd. (Financials)	1,712,114
27,530	Bajaj Finserv Ltd. (Financials)	603,216
24,303	Balkrishna Industries Ltd. (Consumer Discretionary)	636,825
457,086	Bank of Baroda (Financials)	1,617,552
304,853	Bharat Electronics Ltd. (Industrials)	1,490,149
46,275	Bharat Forge Ltd. (Consumer Discretionary)	972,130
337,449	Bharat Petroleum Corp. Ltd. (Energy)	1,429,525
235,179	Bharti Airtel Ltd. (Communication Services)	4,858,102
878	Bosch Ltd. (Consumer Discretionary)	351,533
22,099	Britannia Industries Ltd. (Consumer Staples)	1,458,065
67,391	BSE Ltd. (Financials)	2,005,295
1,007,328	Canara Bank (Financials)	1,742,468
24,506	Cholamandalam Investment and Finance Co. Ltd. (Financials)	466,220
94,587	Cipla Ltd. (Health Care)	1,401,709
176,462	Coal India Ltd. (Energy)	835,310
47,999	Colgate-Palmolive India Ltd. (Consumer Staples)	1,189,472

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
11,872	Coromandel International Ltd. (Materials)	$289,700
7,542	Cummins India Ltd. (Industrials)	406,073
8,067	Divi’s Laboratories Ltd. (Health Care)	568,251
158,987	Dr Reddy’s Laboratories Ltd. (Health Care)	2,247,894
16,061	Eicher Motors Ltd. (Consumer Discretionary)	1,414,178
54,165	Fortis Healthcare Ltd. (Health Care)	561,230
273,020	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	796,706
460,328	GAIL India Ltd. (Utilities)	857,800
15,885	GE Vernova T&D India Ltd. (Industrials)	672,268
27,536	Grasim Industries Ltd. (Materials)	847,422
44,468	Havells India Ltd. (Industrials)	682,884
191,750	HCL Technologies Ltd. (Information Technology)	2,927,796
64,564	HDFC Asset Management Co. Ltd. (Financials)(a)	1,915,142
1,097,450	HDFC Bank Ltd. (Financials)	10,708,962
44,472	HDFC Life Insurance Co. Ltd. (Financials)(a)	349,661
11,935	Hero MotoCorp Ltd. (Consumer Discretionary)	749,084
245,474	Hindaleo Industries Ltd. (Materials)	2,495,045
194,696	Hindustan Petroleum Corp. Ltd. (Energy)	938,958
22,847	Hindustan Unilever Ltd. (Consumer Staples)	587,171
1,596	Hitachi Energy India Ltd. (Industrials)	448,435
34,324	Hyundai Motor India Ltd. (Consumer Discretionary)	816,974
585,775	ICICI Bank Ltd. (Financials)	8,878,418
390,157	IDFC First Bank Ltd. (Financials)	315,123
50,909	Indian Hotels Co. Ltd. (Consumer Discretionary)	373,272
720,527	Indian Oil Corp. Ltd. (Energy)	1,484,752
241,551	Indus Towers Ltd. (Communication Services)*	1,207,938
20,600	Info Edge India Ltd. (Communication Services)	233,135
349,736	Infosys Ltd. (Information Technology)	4,997,917
19,622	InterGlobe Aviation Ltd. (Industrials)(a)	1,041,143
159,431	ITC Ltd. (Consumer Staples)	549,567
73,651	Jindal Stainless Ltd. (Materials)	628,504
52,991	Jindal Steel Ltd. (Materials)	724,710
92,482	JSW Steel Ltd. (Materials)	1.285,632

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
88,614	Jubilant Foodworks Ltd. (Consumer Discretionary)	$506,401
234,604	Kotak Mahindra Bank Ltd. (Financials)	1,070,692
192,050	L&T Finance Ltd. (Financials)	599,416
41,599	Larsen & Toubro Ltd. (Industrials)	1,956,258
38,713	LTIMindtree Ltd. (Information Technology)(a)	1,898,709
53,913	Lupin Ltd. (Health Care)	1,364,118
46,286	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,728,496
121,420	Marico Ltd. (Consumer Staples)	1.052,559
7,497	Maruti Suzuki India Ltd. (Consumer Discretionary)	1,224,308
41,247	Max Healthcare Institute Ltd. (Health Care)	495,071
99,745	Mphasis Ltd. (Information Technology)	2,517,848
491	MRF Ltd. (Consumer Discretionary)	760,898
39,366	Muthoot Finance Ltd. (Financials)	1,451,081
102,738	Nestle India Ltd. (Consumer Staples)	1,458,696
705,426	NHPC Ltd. (Utilities)	584,106
2,772,677	NMDC Ltd. (Materials)	2,491,184
352,729	NTPC Ltd. (Utilities)	1,480,685
36,815	Oberoi Realty Ltd. (Real Estate)	616,225
567,901	Oil & Natural Gas Corp. Ltd. (Energy)	1,745,971
32,287	One 97 Communications Ltd. (Financials)*	389,781
25,760	Oracle Financial Services Software Ltd. (Information Technology)	1,962,802
6,138	Page Industries Ltd. (Consumer Discretionary)	2,166,403
40,924	Persistent Systems Ltd. (Information Technology)	2,129,053
455,881	Petronet LNG Ltd. (Energy)	1,620,554
17,161	PI Industries Ltd. (Materials)	588,021
57,495	Pidilite Industries Ltd. (Materials)	942,911
11,135	Polycab India Ltd. (Industrials)	1,053,879
417,652	Power Finance Corp. Ltd. (Financials)	1,899,665
822,901	Punjab National Bank (Financials)	1,170,814
428,875	REC Ltd. (Financials)	1,649,007
492,905	Reliance Industries Ltd. (Energy)	7,552,084
1,121,840	Samvardhana Motherson International Ltd. (Consumer Discretionary)	1,644,233
48,547	SBI Cards & Payment Services Ltd. (Financials)*	413,238

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
52,099	SBI Life Insurance Co. Ltd. (Financials)(a)	$1,166,635
2,971	Shree Cement Ltd. (Materials)	851,528
137,088	Shriram Finance Ltd. (Financials)	1,626,499
7,034	Solar Industries India Ltd. (Materials)	1,044,087
9,124	SRF Ltd. (Materials)	256,963
211,173	State Bank of India (Financials)	2,789,372
92,271	Sun Pharmaceutical Industries Ltd. (Health Care)	1,761,721
57,926	Tata Communications Ltd. (Communication Services)	1,017,153
105,199	Tata Consultancy Services Ltd. (Information Technology)	3,049,717
308,607	Tata Motors Ltd. (Industrials)*	1,714,064
348,295	Tata Motors Passenger Vehicles Ltd. (Consumer Discretionary)	1,464,944
295,240	Tata Power Co. Ltd. (The) (Utilities)	1,225,241
965,274	Tata Steel Ltd. (Materials)	2,252,859
179,955	Tech Mahindra Ltd. (Information Technology)	2,685,788
21,088	Titan Co. Ltd. (Consumer Discretionary)	1,003,100
42,138	Torrent Pharmaceuticals Ltd. (Health Care)	2,007,080
41,895	Trent Ltd. (Consumer Discretionary)	1,795,738
32,954	TVS Motor Co. Ltd. (Consumer Discretionary)	1,401,708
9,317	UltraTech Cement Ltd. (Materials)	1,298,269
648,574	Union Bank of India Ltd. (Financials)	1,441,992
220,445	UPL Ltd. (Materials)	1,544,487
115,363	Varun Beverages Ltd. (Consumer Staples)	572,401
263,974	Vedanta Ltd. (Materials)	2,084,488
434,310	Wipro Ltd. (Information Technology)	959,360
155,868	Zydus Lifesciences Ltd. (Health Care)	1,579,132

		175,724,753

Indonesia – 0.7%
3,567,326	Astra International Tbk PT (Industrials)	1,420,334
3,015,450	Bank Central Asia Tbk PT (Financials)	1,290,537
3,131,749	Bank Mandiri Persero Tbk PT (Financials)	985,385
3,129,982	Bank Rakyat Indonesia Persero Tbk PT (Financials)	729,987
5,764,390	Barito Pacific Tbk PT (Materials)*	684,231
9,199,400	Bumi Resources Minerals Tbk PT (Materials)*	532,265

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
156,274	Dian Swastatika Scntosa Tbk PT (Energy)*	$735,695
4,587,071	Petrindo Jaya Kreasi Tbk PT (Energy)	437,776
8,098,801	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	806,740
5,895,947	Telkom Indonesia Persero Tbk PT (Communication Services)	1,244,954
348,585	United Tractors Tbk PT (Energy)	594,663

		9,462,567

Kazakhstan – 0.0%
70,023	Solidcorc Resources PLC (Materials)*(c)	—

Kuwait – 0.5%
214,642	Boubyan Bank KSCP (Financials)	475,039
401,923	Gulf Bank KSCP (Financials)	444,107
884,812	Kuwait Finance House KSCP (Financials)	2,318,738
751,002	Mobile Telecommunications Co. KSCP (Communication Services)	1,326,737
708,601	National Bank of Kuwait SAKP (Financials)	2,178,001
485,319	Warba Bank KSCP (Financials)*	455,580

		7,198,202

Mexico – 1.9%
2,446,396	America Movil SAB de CV, Series B (Communication Services)	3,183,471
49,982	Area Continental SAB de CV (Consumer Staples)	602,131
1,533,465	Cemex SAB de CV, Series CPO (Materials)	1,921,510
59,030	Coca-Cola Femsa SAB de CV (Consumer Staples)	656,789
138,436	Fomento Economico Mexicano SAB de CV (Consumer Staples)	1,554,770
100,141	Gruma SAB de CV, Class B (Consumer Staples)*bl	1,796,904
89,802	Grupo Aeroportuario del Centro Norte SAB de CV (Industrials)	1,373,126
310,131	Grupo Bimbo SAB de CV, Series A (Consumer Staples)(b)	1,126,176
202,509	Grupo Comercial Chedraui SA de CV (Consumer Staples)[11]”	1,299,843
364,220	Grupo Financiero Banorte SAB de CV Class O (Financials)	4,157,222
151,264	Grupo Financiero Inbursa SAB de CV Class O (Financials)	385,061
188,765	Grupo Mexico SAB de CV, Series B (Materials)	2,402,952
36,440	Industrias Penoles SAB de CV (Materials)*	2,316,183

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
541,259	Kimberly-Clark de Mexico SAB de CV Class A (Consumer Staples)(b)	$1,359,911
1,064,986	Sigma Foods SAB de CV (Consumer Staples)	1,197,692
9,486	Southern Copper Corp. (Materials)	2,070,794
409,790	Wal-Mart de Mexico SAB de CV (Consumer Staples)	1,327,543

		28,732,078

Netherlands – 0.0%
40,500	Nebius Group NV, Class A (Information Technology)*(c)	—

Peru – 0.3%
20,792	Cia de Minas Buenaventura SAA ADR (Materials)	907,987
7,161	Credicorp Ltd. (Financials)	2,480,427

		3,388,414

Philippines – 0.2%
1,663,000	Ayala Land, Inc. (Real Estate)	602,735
66,400	International Container Terminal Services, Inc. (Industrials)	826,762
528,500	Metropolitan Bank & Trust Co. (Financials)	705,705
17,105	PLDT, Inc. (Communication Services)	415,278
85,210	SM Investments Corp. (Industrials)	1,041,759

		3,592,239

Poland – 1.4%
77,084	Allegro.eu SA (Consumer Discretionary)*(a)	598,846
11,472	Asseco Poland SA (Information Technology)	566,110
125,376	Bank Millennium SA (Financials)*	608,517
44,082	Bank Pekao SA (Financials)	2,791,023
13,835	CD Projekt SA (Communication Services)	939,850
96,917	Dino Polska SA (Consumer Staples)*(a)	1,090,525
15,042	KGHM Polska Miedz SA (Materials)*	1,412,562
526	LPP SA (Consumer Discretionary)	3,043,237
2,791	mBank SA (Financials)*	807,383
72,635	ORLEN SA (Energy)	2,331,135
153,146	PGE Polska Grupa Energetyczna SA (Utilities)*	483,745
111,039	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	2,873,684
119,544	Powszechny Zaklad Ubezpieczen SA (Financials)	2,263,294

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
3,034	Santander Bank Polska SA (Financials)	$502,065

		20,311,976

Qatar – 0.7%
943,714	Al Rayan Bank (Financials)	604,433
594,536	Commercial Bank PSQC (The) (Financials)	791,953
655,220	Dukhan Bank (Financials)	645,862
248,616	Industries Qatar QSC (Industrials)	825,533
3,623,466	Mcsaiccd Petrochemical Holding Co. (Materials)	1,039,968
251,658	Ooredoo QPSC (Communication Services)	936,546
98,993	Qatar Fuel QSC (Energy)	402,388
425,931	Qatar Gas Transport Co. Ltd. (Energy)	576,721
158,743	Qatar International Islamic Bank QSC (Financials)	493,974
133,477	Qatar Islamic Bank (Financials)	868,829
585,810	Qatar National Bank QPSC (Financials)	3,105,227

		10,291,434

Romania – 0.1%
76,077	NEPI Rockcastle NV (Real Estate)*	707,551

Russia – 0.0%
1,256,908	Gazprom PJSC (Energy)*(c)	—
1,190,600	GMK Norilskiy Nickel PAO (Materials)*(c)	—
35,708,229	Inter RAO UES PJSC (Utilities)*(c)	—
62,206	LUKOIL PJSC (Energy)*(c)	—
824,628	Moscow Exchange MICEX- RTS PJSC (Financials)*(c)	—
839,494	Novolipetsk Steel PJSC (Materials)*(c)	—
127,440	PhosAgro PJSC, GDR (Materials)*(c)	—
820	PhosAgro PJSC NPV (Materials)*(c)	—
112,870	Polyus PJSC (Materials)*(c)	—
90,086	Rosneft Oil Co. PJSC (Energy)*(c)	—
1,661,273	Sberbank of Russia PJSC (Financials)*(c)	—
152,107	Severstal PAO (Materials)*(c)	—
3,362,523	Surgutneftegas PJSC (Energy)*(c)	—
277,377	Tatneft PJSC (Energy)*(c)	—
1,366	T-Tekhnologii MKPAO (Financials)*(c)	—
159,827	VTB Bank PJSC (Financials)*(c)	—

		—

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – 1.7%
186,391	Al Rajhi Bank (Financials)	$5,018,926
89,235	Alinma Bank (Financials)	665,652
121,345	Arab National Bank (Financials)	666,428
336,522	Bank Al-Jazira (Financials)	1,038,930
274,113	Banque Saudi Fransi (Financials)	1,452,085
55,109	Etihad Etisalat Co. (Communication Services)	944,709
401,591	Jarir Marketing Co. (Consumer Discretionary)	1,497,843
96,132	Riyad Bank (Financials)	711,975
15,092	SABIC Agri-Nutrients Co. (Materials)	498,118
68,922	Saudi Arabian Mining Co. (Materials)*	1,289,910
424,871	Saudi Arabian Oil Co. (Energy)(a)	2,827,263
121,105	Saudi Awwal Bank (Financials)(b)	1,104,858
44,677	‘ Saudi Basic Industries Corp. (Materials)(b)	645,577
129,240	Saudi Electricity Co. (Utilities)	466,531
240,680	Saudi Investment Bank (The) (Financials)	866,240
241,382	Saudi National Bank (The) (Financials)	2,682,237
182,206	Saudi Telecom Co. (Communication Services)	2,031,474
43,312	Yanbu National Petrochemical Co. (Materials)(b)	290,987

		24,699,743

South Africa – 3.8%
151,380	Absa Group Ltd. (Financials)	2,580,141
66,835	Bid Corp. Ltd. (Consumer Staples)	1,764,100
104,802	Bidvest Group Ltd. (Industrials)	1,662,413
15,512	Capitec Bank Holdings Ltd. (Financials)	4,622,698
73,102	Clicks Group Ltd. (Consumer Staples)	1,461,397
89,622	Discovery Ltd. (Financials)	1,471,563
557,413	FirstRand Ltd. (Financials)	3,473,522
72,605	Gold Fields Ltd. (Materials)	4,235,060
96,077	Harmony Gold Mining Co. Ltd. (Materials)	2,165,875
83,975	Impala Platinum Holdings Ltd. (Materials)	1,865,836
233,425	MTN Group Ltd. (Communication Services)	3,043,947
63,047	Naspers Ltd., Class N (Consumer Discretionary)	3,506,471
78,817	Nedbank Group Ltd. (Financials)	1,559,752
43,664	Northam Platinum Holdings Ltd. (Materials)	1,188,742
427,542	OUTsurance Group Ltd. (Financials)	1,973,395

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
1,177,724	Pcpkor Holdings Ltd. (Consumer Discretionary)(a)	$1,968,114
97,945	Remgro Ltd. (Financials)	1,193,061
461,899	Sanlam Ltd. (Financials)	3,081,164
147,330	Sasol Ltd. (Materials)*	1,344,968
122,468	Shoprite Holdings Ltd. (Consumer Staples)	2,035,196
243,686	Sibanye Stillwater Ltd. (Materials)*	1,071,652
202,460	Standard Bank Group Ltd. (Financials)	4,087,104
13,524	Valterra Platinum Ltd. (Materials)	1,584,043
178,247	Vodacom Group Ltd. (Communication Services)	1,822,391

		54,762,605

South Korea – 16.9%
2,233	Alteogen, Inc. (Health Care)	632,567
8,632	Amorcpacific Corp. (Consumer Staples)	908,505
5,681	APR Corp. (Consumer Staples)*	1,234,141
3,957	Celltrion, Inc. (Health Care)*	656,062
11,210	DB Insurance Co. Ltd. (Financials)	1,426,869
1,165	Doosan Co. Ltd. (Industrials)	1,035,016
31,496	Doosan Encrbility Co. Ltd. (Industrials)*	2,327,442
31,633	Hana Financial Group, Inc. (Financials)	2,678,415
26,447	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,340,276
18,521	Hanmi Semiconductor Co. Ltd. (Information Technology)(b)	4,165,133
2,438	Hanwha Aerospace Co. Ltd. (Industrials)	2,025,311
10,797	Hanwha Ocean Co. Ltd. (Industrials)*	1,059,810
9,228	Hanwha Systems Co. Ltd. (Industrials)*	728,746
11,010	HD Hyundai Co. Ltd. (Energy)	2,238,738
2,336	HD Hyundai Electric Co. Ltd. (Industrials)	1,705,110
2,714	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	1,137,673
6,284	HD Hyundai Marine Solution Co. Ltd. (Industrials)	805,103
8,204	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	2,566,423
32,414	HMM Co. Ltd. (Industrials)	481,084
759	Hyosung Heavy Industries Corp. (Industrials)	1,489,508
5,588	Hyundai Engineering & Construction Co. Ltd. (Industrials)	639,794
8,458	Hyundai Glovis Co. Ltd. (Industrials)	1,702,184

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
6,453	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	$2,319,222
4,621	Hyundai Motor Co. (Consumer Discretionary)	2,165,140
7,076	Hyundai Rotem Co. Ltd. (Industrials)	1,133,832
133,957	Industrial Bank of Korea (Financials)	2,397,909
12,501	Kakao Corp. (Communication Services)	541,406
30,770	KB Financial Group, Inc. (Financials)	3,401,064
27,591	Kia Corp. (Consumer Discretionary)	3,941,571
6,943	Korea Aerospace Industries Ltd. (Industrials)	924,285
57,380	Korea Electric Power Corp. (Utilities)	2,333,493
21,589	Korea Investment Holdings Co. Ltd. (Financials)	3,879,567
121,139	Korean Air Lines Co. Ltd. (Industrials)*	2,366,358
7,327	Krafton, Inc. (Communication Services)*	1,265,735
6,621	KT&G Corp. (Consumer Staples)	750,702
26,327	LG Corp. (Industrials)	1,971,093
168,368	LG Display Co. Ltd. (Information Technology)*	1,678,413
43,735	LG Electronics, Inc. (Consumer Discretionary)	4,429,746
263,294	LG Uplus Corp. (Communication Services)	3,027,378
1,417	LIG Nexl Co. Ltd. (Industrials)*	501,392
22,302	Meritz Financial Group, Inc. (Financials)*	1.970,514
95,700	Mirae Asset Securities Co. Ltd. (Financials)	4,789,990
7,915	NAVER Corp. (Communication Services)	1,400,325
129,632	NH Investment & Securities Co. Ltd. (Financials)	3,199,121
2,286	POSCO Holdings, Inc. (Materials)	656,321
18,999	Posco International Corp. (Industrials)	953,582
12,186	Samsung C&T Corp. (Industrials)	2,969,199
8,404	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,620,225
571,569	Samsung Electronics Co. Ltd. (Information Technology)	86,023,419
2,552	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	940,257
69,976	Samsung Heavy Industries Co. Ltd. (Industrials)*	1,408,276

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
5,400	Samsung Life Insurance Co. Ltd. (Financials)	$863,399
6,824	Samsung SDS Co. Ltd. (Information Technology)	925,047
1,017	Samyang Foods Co. Ltd. (Consumer Staples)(b)	863,230
45,562	Shinhan Financial Group Co. Ltd. (Financials)	3,069,140
27,059	SK Biopharmaceuticals Co. Ltd. (Health Care)*	2,253,506
68,565	SK hynix, Inc. (Information Technology)	50,571,752
5,594	SK Square Co. Ltd. (Industrials)*	2,508,259
63,501	SK Telecom Co. Ltd. (Communication Services)	3,522,683
124,907	Woori Financial Group, Inc. (Financials)	3,125,931

		246,646,392

Taiwan – 21.3%
40,075	Accton Technology Corp. (Information Technology)	1,797,603
182,289	Advantcch Co. Ltd. (Information Technology)	1,965,341
5,218	Alchip Technologies Ltd. (Information Technology)	583,474
146,976	ASE Technology Holding Co. Ltd. (Information Technology)	1,824,780
1,101,020	Asia Cement Corp. (Materials)	1,264,668
12,000	Asia Vital Components Co. Ltd. (Information Technology)	678,607
7,360	ASPEED Technology, Inc. (Information Technology)	2,294,473
62,496	Asustek Computer, Inc. (Information Technology)	1,065,261
21,120	Bizlink Holding, Inc. (Industrials)	954,125
185,592	Caliway Biopharmaceuticals Co. Ltd. (Health Care)*	978,177
744,120	Cathay Financial Holding Co. Ltd. (Financials)	1,900,175
188,076	Chailease Holding Co. Ltd. (Financials)	626,699
2,199,989	Chang Hwa Commercial Bank Ltd. (Financials)	1,522,533
893,128	China Airlines Ltd. (Industrials)	600,932
1,062,331	China Steel Corp. (Materials)	706,269
32,615	Chroma ATE, Inc. (Information Technology)	1,442,078
441,965	Chunghwa Telecom Co. Ltd. (Communication Services)	1,897,514
1,745,859	Compal Electronics, Inc. (Information Technology)	1,770,416
1,888,352	CTBC Financial Holding Co. Ltd. (Financials)	3,382,105
189,960	Delta Electronics, Inc. (Information Technology)	8,703,432

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,582,181	E.Sun Financial Holding Co. Ltd. (Financials)	$1,779,326
33,610	Elite Material Co. Ltd. (Information Technology)	2,627,548
32,811	eMemory Technology, Inc. (Information Technology)	2,659,698
400,423	Eva Airways Corp. (Industrials)	487,523
134,726	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	850,374
2,206,951	Far Eastern New Century Corp. (Industrials)	2,036,468
825,497	First Financial Holding Co. Ltd. (Financials)	790,823
760,541	Formosa Chemicals & Fibre Corp. (Materials)	1,242,754
38,559	Fortune Electric Co. Ltd. (Industrials)	1,321,910
863,536	Fubon Financial Holding Co. Ltd. (Financials)	2,606,296
102,024	Gigabyte Technology Co. Ltd. (Information Technology)	782,889
3,960	Global Unichip Corp. (Information Technology)	351,453
33,676	Gold Circuit Electronics Ltd. (Information Technology)	891,236
884,902	Hon Hai Precision Industry Co. Ltd. (Information Technology)	6,889,596
6,000	Hon Precision, Inc. (Information Technology)	934,286
52,611	Hotai Motor Co. Ltd. (Consumer Discretionary)	986,109
1,584,770	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,934,566
1,718,156	Innolux Corp. (Information Technology)	1.475,332
111,240	International Games System Co. Ltd. (Communication Services)	2,477,069
575,419	Inventec Corp. (Information Technology)	852,684
5,381	Jentech Precision Industrial Co. Ltd. (Information Technology)	537,910
1,970,613	KGI Financial Holding Co. Ltd. (Financials)	1,385,888
14,208	King Slide Works Co. Ltd. (Information Technology)	1,568,247
57,000	King Yuan Electronics Co. Ltd. (Information Technology)	597,193
101,054	Lite-On Technology Corp. (Information Technology)	560,134
25,701	Lotes Co. Ltd. (Information Technology)	1,461,641
174,669	MediaTek, Inc. (Information Technology)	10,884,983
764,681	Mega Financial Holding Co. Ltd. (Financials)	993,490
327,280	Nan Ya Plastics Corp. (Materials)	962,619

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
154,804	Novatek Microelectronics Corp. (Information Technology)	$1,949,248
427,348	Pegatron Corp. (Information Technology)	1,006,378
58,843	PharmaEssentia Corp. (Health Care)	1,364,978
184,337	President Chain Store Corp. (Consumer Staples)	1,317,073
124,431	Quanta Computer, Inc. (Information Technology)	1,162,143
165,157	Realtek Semiconductor Corp. (Information Technology)	2,547,919
319,481	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	410,982
1,293,303	SinoPac Financial Holdings Co. Ltd. (Financials)	1,375,722
1,293,033	Taishin Financial Holding Co. Ltd. (Financials)	1,060,576
1,725,579	Taiwan Business Bank (Financials)	906,715
1,201,161	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	923,644
1,506,701	Taiwan High Speed Rail Corp. (Industrials)	1,305,830
167,591	Taiwan Mobile Co. Ltd. (Communication Services)	577,233
3,037,760	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	194,172,926
970,148	TCC Group Holdings Co. Ltd. (Materials)	820,605
142,540	Teco Electric and Machinery Co. Ltd. (Industrials)	378,603
49,000	Unimicron Technology Corp. (Information Technology)	755,935
752,040	Uni-President Enterprises Corp. (Consumer Staples)	1,746,913
1,028,989	United Microelectronics Corp. (Information Technology)	2,156,159
144,271	Wan Hai Lines Ltd. (Industrials)	353,155
4,554	Wiwynn Corp. (Information Technology)	583,640
130,290	Yageo Corp. (Information Technology)	1,243,998
242,503	Yang Ming Marine Transport Corp. (Industrials)	445,986
1,100,373	Yuanta Financial Holding Co. Ltd. (Financials)	1,732,829
128,982	Zhen Ding Technology Holding Ltd. (Information Technology)	863,710

		310,051,607

Thailand – 1.2%
132,416	Advanced Info Service PCL, NVDR (Communication Services)	1,618,725

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
549,800	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	$383,808
148,600	Bumrungrad Hospital PCL, NVDR (Health Care)	1,018,234
346,000	Central Pattana PCL, NVDR (Real Estate)	779,154
836,400	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	565,044
261,077	CP ALL PCL, NVDR (Consumer Staples)	434,638
433,900	Delta Electronics Thailand PCL, NVDR (Information Technology)	3,894,422
148,200	Kasikornbank PCL, NVDR (Financials)	958,282
970,400	Krung Thai Bank PCL, NVDR (Financials)	1,069,204
1,785,500	Minor International PCL, NVDR (Consumer Discretionary)	1,493,421
1,522,300	PTT PCL, NVDR (Energy)	1,811,970
214,400	SCB X PCL, NVDR (Financials)	1,024,237
121,300	Siam Cement PCL (The), NVDR (Materials)	877,996
9,049,400	TMBThanachart Bank PCL, NVDR (Financials)	687,038
1,074,400	True Corp. PCL, NVDR (Communication Services)	501,168

		17,117,341

Turkey – 0.7%
626,460	Akbank TAS (Financials)	1,284,929
176,419	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	1,292,472
39,112	B1M Birlesik Magazalar AS (Consumer Staples)(b)	593,993
1,621,744	Eregli Demir ve Celik Fabrikalari TAS (Materials)[11]”	1,205,087
220,602	Ford Otomotiv Sanayi AS (Consumer Discretionary)	581,718
65,707	Kiler Holding AS (Industrials)*	463,440
127,445	Turk Hava Yollari AO (Industrials)(b)	891,636
487,330	Turkcell Iletisim Hizmetleri AS (Communication Services)(b)	1,283,960
1,941,063	Turkiye Is Bankasi AS, Class C (Financials)	746,798
110,219	Turkiye Petrol Rafinerileri AS (Energy)	547,933
968,660	Yapi ve Kredi Bankasi AS (Financials)*	954,287

		9,846,253

United Arab Emirates – 1.4%
377,135	Abu Dhabi Commercial Bank PJSC (Financials)	1,556,784

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
411,601	Abu Dhabi Islamic Bank PJSC (Financials)	$2,857,912
1,255,748	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	1,367,712
345,946	Air Arabia PJSC (Industrials)	509,610
354,293	Aldar Properties PJSC (Real Estate)	1,041,882
760,925	Dubai Islamic Bank PJSC (Financials)	1,719,698
194,253	Emaar Development PJSC (Real Estate)	1,023,484
649,371	Emaar Properties PJSC (Real Estate)	2,864,443
275,008	Emirates NBD Bank PJSC (Financials)	2,471,107
366,416	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,023,367
423,440	First Abu Dhabi Bank PJSC (Financials)	2,262,159
437,817	Salik Co. PJSC (Industrials)	762,966

		20,461,124

United States – (1.2%)
121,199	BeOne Medicines Ltd., Class H (Health Care)*	2,979,560
36,784	JBS NV, Class A (Consumer Staples)*	621,282

		3,600,842

TOTAL COMMON STOCKS (Cost $842,468,042)		1,408,503,600

Shares	Description	Rate	Value

Preferred Stocks – 2.2%

Brazil – 1.2%
71,158	Axia Energia (Utilities)	6.17%	927,710
53,044	Axia Energia (Utilities)*	0.00	610,664
538,822	Banco Bradesco SA (Financials)	6.79	2,222,174
305,026	Cia Energetica de Minas Gerais (Utilities)	13.68	717,904
188,712	Gerdau SA (Materials)	2.95	772,386
781,354	Itau Unibanco Holding SA (Financials)	6.53	7,127,389
906,365	Itausa SA (Financials)	7.94	2,522,025
1	Localiza Rent a Car SA (Industrials)*	0.00	8

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
330,432	Pctrolco Brasilciro SA - Petrobras (Energy)	7.40%	$ 2,534,127

			17,434,387

Chile – 0.0%
7,597	Sociedad Quimica y Minera de Chile SA, Class B (Materials)*	0.00	579,678

Colombia – 0.2%
120,596	Grupo Cibest SA (Financials)	7.11	2,043,067

India – 0.0%
93,888	TVS Motor Co. Ltd. (Consumer Discretionary)*(c)	6.00	10,320

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)*(c)	0.00	—

South Korea – 0.8%
5,290	Hyundai Motor Co. (Consumer Discretionary)	3.10	1,182,298
2,910	Hyundai Motor Co. (Consumer Discretionary)	3.12	654,421
97,454	Samsung Electronics Co. Ltd. (Information Technology)	1.16	9,742,013

			11,578,732

TOTAL PREFERIED STOCKS (Cost $16,477,983)			31,646,184

Shares	Description	Value

Exchange-Traded Fund – 0.7%

United States – 0.7%
331,159	iShares MSCI Malaysia ETF	9,676,466
(Cost $9,507,789)

Shares	Dividend Rate	Value

Investment Company – 1.9%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
27,006,402	3.571%	27,006,402
(Cost $27,006,402)

TOTAL INVESTSMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $895,460,216)		1,476,832,652

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(d)

Goldman Sachs Financial Square Government Fund – Institutional Shares
9,458,791	3.589%	$9,458,791
(Cost $9,458,791)

TOTAL INVESTMENTS – 102.1% (Cost $904,919,007)		$1,486,291,443

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(30,009,281)

NET ASSETS – 100.0%		$1,456,282,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value

Information Technology	32.2%
Financials	21.5
Consumer Discretionary	9.4
Communication Services	7.7
Materials	7.6
Industrials	6.1
Consumer Staples	3.3
Health Care	3.2
Energy	2.9
Utilities	2.1
Investment Company	1.8
Real Estate	0.9
Exchange-Traded Fund	0.7
Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS —At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets Index	34	03/20/26	$2,726,290	$239,415

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%

Australia – 0.8%
60,617	Glencore PLC (Materials)*	$435,192
5,924	Rio Tinto PLC (Materials)	584,198

		1,019,390

Austria – 0.6%
201	BAWAG Group AG (Financials)*(a)	31,327
2,193	Erste Group Bank AG (Financials)	260,740
3,326	OMV AG (Energy)	215,200
3,774	Raiffeisen Bank International AG (Financials)	188,309

		695,576

Belgium – 1.2%
5,302	Ageas SA/NV (Financials)	393,759
3,011	Anheuser-Busch InBev SA/NV (Consumer Staples)	244,661
197	D’ieteren Group (Consumer Discretionary)	42,658
637	Elia Group SA/NV (Utilities)	101,384
156	Financicrc de Tubizc SA (Health Care)	41,719
3,908	Groupe Bruxelles Lambert NV (Financials)	392,436
1,409	KBC Group NV (Financials)	190,982
153	Syensqo SA (Materials)	8,738
416	UCB SA (Health Care)	123,923

		1,540,260

Brazil – 0.4%
9,446	Yara International ASA (Materials)	477,294

Chile – 0.1%
2,437	Antofagasta PLC (Materials)	139,838

China – 0.2%.
3,960	Prosus NV (Consumer Discretionary)*	203,434

Denmark – 1.9%
175	Carlsberg AS, Class B (Consumer Staples)	27,190
3,116	Danske Bank A/S (Financials)	162,546
5,033	Demant A/S (Health Care)*	156,526
489	Genmab A/S (Health Care)*	142,844
22,140	Novo Nordisk A/S, Class B (Health Care)	832,349
4,411	Pandora A/S (Consumer Discretionary)	348,530
14,022	ROCKWOOL A/S, Class B (Industrials)	464,335
5,160	Tryg A/S (Financials)	127,695
7,047	Vestas Wind Systems A/S (Industrials)	180,908

		2,442,923

Shares	Description	Value

Common Stocks – (continued)

Finland – 2.0%
2,909	Elisa OYJ (Communication Services)	$149,201
3,681	Fortum OYJ (Utilities)	86,097
7,411	Kesko OYJ, Class B (Consumer Staples)	182,529
1,969	Kone OYJ. Class B (Industrials)	148,834
2,857	Metso Oyj (Industrials)	59,723
4,000	Neste OYJ (Energy)	100,029
36,619	Nokia OYJ (Information Technology)	280,343
20,277	Nordea Bank Abp (Financials)	393,831
6,930	Orion OYJ, Class B (Health Care)	553,939
22,426	Sampo OYJ, Class A (Financials)	248,579
5,310	UPM-Kymmene OYJ (Materials)	169,152
4,249	Wartsila OYJ Abp (Industrials)	185,120

		2,557,377

France – 13.6%
3,018	Accor SA (Consumer Discretionary)	175,531
2,824	Air Liquide SA (Materials)	594,306
2,048	Airbus SE (Industrials)	445,506
4,842	Alstom SA (Industrials)*	161,733
677	Amundi SA (Financials)(a)	64,786
13,467	AXA SA (Financials)	659,235
10,784	Ayvens SA (Industrials)(a)	137,513
2,486	BioMerieux (Health Care)	293,522
8,135	BNP Paribas SA (Financials)	917,278
49,954	Bollore SE (Energy)	292,308
16,211	Bouygues SA (Industrials)	1,008,313
11,061	Bureau Veritas SA (Industrials)	384,217
3,355	Capgemini SE (Information Technology)	423,656
33,729	Carrefour SA (Consumer Staples)	638,974
3,863	Cie de Saint-Gobain SA (Industrials)	393,345
2,710	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	110,070
21,123	Credit Agricole SA (Financials)	468,497
4,426	Danone SA (Consumer Staples)	379,601
71	Dassault Aviation SA (Industrials)	28,385
1,595	Dassault Systemes (Information Technology)	34,934
4,937	Eiffage SA (Industrials)	852,217
13,567	Engie SA (Utilities)	463,417
1,171	EssilorLuxottica SA (Health Care)	311,362
1,567	Gecina SA REIT (Real Estate)	145,145
11,434	Getlink SE (Industrials)	248,672
177	Hermes International SCA (Consumer Discretionary)	428,208
2,635	Ipsen SA (Health Care)	513,650

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
5,619	Klcpicrrc SA REIT (Real Estate)	$236,316
1,045	Legrand SA (Industrials)	189,825
1,927	L’Oreal SA (Consumer Staples)	904,169
1,298	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	833,860
18,284	Orange SA (Communication Services)	392,685
1,939	Publicis Groupe SA (Communication Services)	172,665
5,851	Rexel SA (Industrials)	254,708
1,531	Safran SA (Industrials)	614,602
175	Sartorius Stedim Biotech (Health Care)	37,833
9,518	Societe Generale SA (Financials)	830,032
174	Thales SA (Industrials)	52,367
12,653	TotalEnergies SE (Energy)	1,005,123
7,440	Veolia Environnement SA (Utilities)	315,888
3,959	Vinci SA (Industrials)	657,921

		17,072,375

Germany – 14.0%
2,388	adidas AG (Consumer Discretionary)	446,047
2,952	Allianz SE (Financials)	1,332,131
2,066	BASF SE (Materials)	118,795
21,314	Bayer AG (Health Care)	1,057,201
1,771	Beiersdorf AG (Consumer Staples)	225,098
4,615	Brenntag SE (Industrials)	284,979
5,116	Commerzbank AG (Financials)	209,302
2,260	Continental AG (Consumer Discretionary)	195,112
6,041	Daimler Truck Holding AG (Industrials)	306,916
24,851	Deutsche Bank AG (Financials)	888,904
618	Deutsche Boerse AG (Financials)	169,576
12,428	Deutsche Post AG ( Industrials)	735,155
19,104	Deutsche Telekom AG (Communication Services)	768,938
11,521	E.ON SE (Utilities)	267,704
6,609	Evonik Industries AG (Materials)	115,410
10,477	Fresenius Medical Care AG (Health Care)	488,005
7,335	Fresenius SE & Co. KGaA (Health Care)	440,816
4,861	GEA Group AG (Industrials)	378,226
2,174	Heidelberg Materials AG (Materials)	486,545
1,575	Henkel AG & Co. KGaA (Consumer Staples)	142,725
647	Hensoldt AG (Industrials)(b)	56,835
337	HOCHTIEF AG (Industrials)	164,172

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
3,724	Infineon Technologies AG (Information Technology)	$201,489
2,940	Knorr-Bremse AG (Industrials)	387,046
10,426	Mercedes-Benz Group AG (Consumer Discretionary)	726,289
716	Merck KGaA (Health Care)	108,463
65	MTU Aero Engines AG (Industrials)	28,043
693	Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen (Financials)	454,606
4,489	Nemetschek SE (Information Technology)	359,351
675	Rational AG (Industrials)	588,565
298	Rheinmetall AG (Industrials)	585,301
2,869	RWE AG (Utilities)	184,751
7,251	SAP SE (Information Technology)	1,463,633
890	Scout24 SE (Communication Services)(a)	75,922
4,891	Siemens AG (Industrials)	1,428,688
5,915	Siemens Energy AG (Industrials)	1,162,461
1,673	Siemens Healthineers AG (Health Care)(a)	83,240
821	Talanx AG (Financials)	103,721
16,326	Zalando SE (Consumer Discretionary)*(a)	399,980

		17,620,141

Hong Kong – 0.2%
15,295	Prudential PLC (Financials)	233,908

Ireland – 0.3%
756	AerCap Holdings NV (Industrials)	112,977
9,813	AIB Group PLC (Financials)	102,538
7,713	Bank of Ireland Group PLC (Financials)	150,580
182	Kingspan Group PLC (Industrials)	18,126

		384,221

Italy – 5.4%
11,561	Banca Mediolanum SpA (Financials)	248,978
16,379	Banco BPM SpA (Financials)	242,411
14,257	BPER Banca SpA (Financials)	202,167
3,585	Coca-Cola HBC AG (Consumer Staples)*	231,835
59,886	Enel SpA (Utilities)	720,792
18,468	Eni SpA (Energy)	428,603
13,124	FinecoBank Banca Fineco SpA (Financials)	309,755
6,559	Generali (Financials)	280,031
86,768	Intesa Sanpaolo SpA (Financials)	597,779
9,808	Italgas SpA (Utilities)	126,689

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
2,599	Leonardo SpA (Industrials)	$174,299
2,462	Moncler SpA (Consumer Discretionary)	169,878
17,236	Poste Italiane SpA (Financials)(a)	462,975
2,217	Prysmian SpA (Industrials)	268,305
3,217	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	183,914
2,295	Ryanair Holdings PLC (Industrials)	74,300
33,963	Snam SpA (Utilities)	264,260
305,886	Telecom Italia SpA (Communication Services)*	229,770
77,406	Telecom Italia SpA-RSP (Communication Services)*	67,796
17,108	Terna – Rete Elettrica Nazionale (Utilities)	206,034
9,841	UniCredit SpA (Financials)	841,352
14,611	Unipol Assicurazioni SpA (Financials)	365,036

		6,696,959

Ivory Coast – 0.2%
3,063	Endeavour Mining PLC (Materials)	217,845

Luxembourg – 0.4%
1,425	ArcelorMittal (Materials)	93,345
30,213	CVC Capital Partners PLC (Financials)(a)	431,281
537	Eurofins Scientific SE (Health	43,716

		567,842

Mexico – 0.3%
6,296	Fresnillo PLC (Materials)	358,902

Netherlands – 8.0%
12,056	ABN AMRO Bank NV (Financials)*(a)	403,691
56	Adyen NV (Financials)*(a)	65,776
2,187	Akzo Nobel NV (Materials)	153,950
254	Argenx SE (Health Care)*	197,153
124	ASM International NV (Information Technology)	104,564
2,991	ASML Holding NV (Information Technology)	4,355,723
4,335	ASR Nederland NV (Financials)	314,471
230	BE Semiconductor Industries NV (Information Technology)	51,434
958	Euronext NV (Financials)(a)	158,356
1,912	EXOR NV (Financials)	167,845
4,539	Heineken Holding NV (Consumer Staples)	392,294
541	Heineken NV (Consumer Staples)	50,181
22,286	ING Groep NV (Financials)	648,092
8,592	JDE Peet’s NV (Consumer Staples)	321,583

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
23,242	Koninklijke Ahold Dclhaizc NV (Consumer Staples)	$1,146,246
43,583	Koninklijke KPN NV (Communication Services)	247,052
1,488	Koninklijke Philips NV (Health Care)	47,576
9,748	Magnum Ice Cream Co. NV (The) (Consumer Staples)*	154,641
1,396	Nebius Group NV (Information Technology)*	127,301
6,965	NN Group NV (Financials)	569,894
6,663	Randstad NV (Industrials)(b)	218,939
2,770	Wolters Kluwer NV (Industrials)	222,724

		10,119,486

Nigeria – 0.1%
22,345	Airtel Africa PLC (Communication Services)(a)	104,846

Norway – 1.0%
1,596	Aker BP ASA (Energy)	48,014
4,296	DNB Bank ASA (Financials)	136,149
2,687	Equinor ASA (Energy)	79,536
6,211	Gjensidige Forsikring ASA (Financials)	175,230
328	Kongsberg Gruppen ASA (Industrials)	13,302
5,566	Mowi ASA (Consumer Staples)	131,173
19,180	Norsk Hydro ASA (Materials)	177,699
17,201	Orkla ASA (Consumer Staples)	235,231
11,614	Telenor ASA (Communication Services)	215,228

		1,211,562

Poland – 0.2%
12,573	InPost SA (Industrials)*	225,643

Portugal – 0.5%
137,117	Banco Comercial Portugues SA, Class R (Financials)	144,345
23,759	EDP SA (Utilities)	126,684
14,165	Jeronimo Martins SGPS SA (Consumer Staples)	372,290

		643,319

Singapore – 0.0%
1,097	STMicroelectronics NV (Information Technology)	36,797

South Africa – 0.1%
3,667	Anglo American PLC (Materials)	182,463

South Korea – 0.2%
9,661	Delivery Hero SE (Consumer Discretionary)*(a)	224,200

Spain – 6.6%
551	Acciona SA (Utilities)	160,560

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
5,740	ACS Actividadcs de Construccion y Scrvicios SA (Industrials)	$742,784
4,859	Aena SME SA (Industrials)(a)	153,007
1,460	Amadeus IT Group SA (Consumer Discretionary)	90,914
45,863	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,069,472
73,279	Banco de Sabadell SA (Financials)	277,558
133,599	Banco Santander SA (Financials)	1,702,020
7,463	Bankinter SA (Financials)	124,904
26,311	CaixaBank SA (Financials)	326,808
3,358	EDP Renovaveis SA (Utilities)	52,970
8,018	Endesa SA (Utilities)	327,269
41,505	Grifols SA (Health Care)	520,923
41,285	Iberdrola SA (Utilities)	977,342
1,410	Indra Sistemas SA (Information Technology)	104,466
8,755	Industria de Diseno Textil SA (Consumer Discretionary)	587,350
41,078	Mapfre SA (Financials)	191,578
4,469	Naturgy Energy Group SA (Utilities)	138,984
9,320	Redeia Corp. SA (Utilities)	173,095
12,167	Repsol SA (Energy)	273,162
64,679	Telefonica SA (Communication Services)(b)	294,011

		8,289,177

Sweden – 4.2%
2,405	AddTech AB, Class B (Industrials)	89,189
885	Alfa Laval AB (Industrials)	52,477
6,255	Assa Abloy AB, Class B (Industrials)	267,321
8,769	Atlas Copco AB, Class A (Industrials)	189,568
5,197	Atlas Copco AB, Class B (Industrials)	97,833
4,606	Beijer Ref AB (Industrials)	72,312
2,213	Boliden AB (Materials)*	175,959
2,145	Essity AB, Class B (Consumer Staples)	68,302
24,547	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	524,262
9,624	Hexagon AB, Class B (Information Technology)	109,759
3,413	Holmen AB, Class B (Materials)	134,892
5,248	Industrivarden AB, Class A (Financials)	299,259
5,162	Industrivarden AB, Class C (Financials)	292,810
3,550	Indutrade AB (Industrials)	92,384
2,849	Investment AB Latour, Class B (Industrials)	72,815

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
6,696	Investor AB, Class B (Financials)	$280,342
4,018	L E Lundbergforetagen AB, Class B (Financials)	264,078
2,372	Saab AB, Class B (Industrials)	171,776
4,318	Sandvik AB (Industrials)	191,143
6,733	Securitas AB, Class B (Industrials)	119,920
5,121	Skandinaviska Enskilda Banken AB, Class A (Financials)	109,428
9,050	Skanska AB, Class B (Industrials)	278,844
1,978	SKF AB, Class B (Industrials)	56,911
6,080	Svenska Cellulosa AB SCA, Class B (Materials)[11]”	82,784
4,763	Svenska Handelsbanken AB, Class A (Financials)	76,334
5,929	Swedbank AB, Class A (Financials)	228,549
5,309	Tele2 AB, Class B (Communication Services)	112,269
47,248	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	547,489
7,851	Telia Co. AB (Communication Services)	40,340
1,738	Trelleborg AB, Class B (Industrials)	76,242
2,096	Volvo AB, Class B (Industrials)(b)	81,725

		5,257,316

Switzerland – 7.4%
8,267	ABB Ltd. (Industrials)	772,038
8,253	Avolta AG (Consumer Discretionary)*	544,620
835	Banque Cantonale Vaudoise (Financials)	128,011
28	Barry Callebaut AG (Consumer Staples)	52,610
73	Belimo Holding AG (Industrials)	73,280
769	BKW AG (Utilities)	151,390
3	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	49,386
1,334	Cie Financiere Richemont SA (Consumer Discretionary)	272,767
399	EMS-Chemie Holding AG (Materials)	331,527
437	Galderma Group AG ( Health Care)	82,905
725	Geberit AG (Industrials)	610,884
1,448	Helvetia Baloise Holding AG (Financials)	376,569
1,471	Julius Baer Group Ltd. (Financials)	125,476
1,738	Kuehne + Nagel International AG (Industrials)	405,319

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
4,236	Logitech International SA (Information Technology)	$390,194
277	Lonza Group AG (Health Care)	193,131
399	Partners Group Holding AG (Financials)	444,838
1,560	Sandoz Group AG (Health Care)	137,977
313	Schindler Holding AG (Industrials)	114,569
382	Schindler Holding AG Participation Certificates (Industrials)	145,836
4,253	SGS SA (Industrials)	536,429
966	Sika AG (Materials)	200,347
1,191	Sonova Holding AG (Health Care)	312,675
2,379	Straumann Holding AG (Health Care)	286,451
329	Swiss Life Holding AG (Financials)	377,063
1,332	Swiss Prime Site AG (Real Estate)	254,086
318	Swisscom AG (Communication Services)	298,338
17,481	UBS Group AG (Financials)	727,608
366	VAT Group AG (Industrials)(a)	258,991
976	Zurich Insurance Group AG (Financials)	736.839

		9,392,154

United Kingdom – 17.4%
7,301	3i Group PLC (Financials)	326,082
14,661	Admiral Group PLC (Financials)	584,234
1,751	Ashtead Group PLC (Industrials)	125,381
5,207	Associated British Foods PLC (Consumer Staples)	138,401
11,302	AstraZeneca PLC (Health Care)	2,361,605
90,587	Autotrader Group PLC (Communication Services)(a)	600,302
38,197	Aviva PLC (Financials)	352,288
8,028	BAE Systems PLC (Industrials)	227,954
138,402	Barclays PLC (Financials)	842,639
30,773	Barratt Redrow PLC (Consumer Discretionary)	151,052
10,471	British American Tobacco PLC (Consumer Staples)	653,207
19,674	BT Group PLC (Communication Services)	57,345
8,183	Bunzl PLC (Industrials)	241,376
166,078	Centrica PLC (Utilities)	444,670
1,004	Coca-Cola Europacific Partners PLC (Consumer Staples)	110,872
4,023	Compass Group PLC (Consumer Discretionary)	123,211
3,010	Diageo PLC (Consumer Staples)	67,278
13,849	Entain PLC (Consumer Discretionary)	107,061

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
5,448	Halma PLC (Information Technology)	$306,460
122,050	HSBC Holdings PLC (Financials)	2,286,762
9,008	Imperial Brands PLC (Consumer Staples)	402,685
13,386	Informa PLC (Communication Services)	150,849
548	InterContinental Hotels Group PLC (Consumer Discretionary)	75,350
14,538	International Consolidated Airlines Group SA (Industrials)	82,838
3,494	Intertek Group PLC (Industrials)	221,817
103,175	J Sainsbury PLC (Consumer Staples)	484,111
404,627	JD Sports Fashion PLC (Consumer Discretionary)	445,972
152,744	Kingfisher PLC (Consumer Discretionary)	760,847
10,389	Land Securities Group PLC REIT (Real Estate)	90,300
73,915	Legal & General Group PLC (Financials)	269,605
336,667	Lloyds Banking Group PLC (Financials)	463,722
112,595	M&G PLC (Financials)	480,929
35,260	Marks & Spencer Group PLC (Consumer Staples)	187,962
4,503	Melrose Industries PLC (Industrials)	34,254
21,205	National Grid PLC (Utilities)	396,561
65,514	NatWest Group PLC (Financials)	545,217
2,388	Next PLC (Consumer Discretionary)	434,066
14,000	Pearson PLC (Consumer Discretionary)	180,657
18,497	Phoenix Group Holdings PLC (Financials)	190,740
3,156	Reckitt Benckiser Group PLC (Consumer Staples)	276,310
10,284	RELX PLC (Industrials)	357,272
42,094	Rolls-Royce Holdings PLC (Industrials)	754,672
44,342	Sage Group PLC (The) (Information Technology)	489,921
3,170	Segro PLC REIT (Real Estate)	35,851
3,251	Severn Trent PLC (Utilities)	143,363
9,449	Smith & Nephew PLC (Health Care)	174,231
9,470	Smiths Group PLC (Industrials)	349,619
1,291	Spirax Group PLC (Industrials)	137,206
3,546	SSE PLC (Utilities)	128,196
24,493	Standard Chartered PLC (Financials)	603,271
53,068	Tesco PLC (Consumer Staples)	342,895

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
11,312	Unilever PLC (Consumer Staples)	$831,445
11,469	United Utilities Group PLC (Utilities)	214,794
485,125	Vodafone Group PLC (Communication Services)	746,800
1,407	Whitbread PLC (Consumer Discretionary)	49,183
23,523	Wise PLC, Class A (Financials)*	272,138

		21,913,829

United States – 12.2%
34,406	Aegon Ltd. (Financials)	261,370
1,510	Alcon AG (Health Care)	131,277
212	AP Moller – Maersk A/S, Class A (Industrials)(b)	519,280
195	AP Moller – Maersk A/S, Class B (Industrials)(b)	483,032
102,873	BP PLC (Energy)	660,627
864	Buzzi SpA (Materials)	49,966
1,182	Experian PLC (Industrials)	44,274
3,643	Ferrovial SE (Industrials)	271,670
33,243	GSK PLC (Health Care)	983,706
43,036	Haleon PLC (Health Care)	234,737
4,769	Holcim AG (Materials)*	439,538
15,614	Nestle SA (Consumer Staples)	1,705,044
15,658	Novartis AG (Health Care)	2,657,004
2,186	QIAGEN NV (Health Care)	108,299
437	Roche Holding AG (Health Care)	216,724
5,696	Roche Holding AG (Health Care)	2,718,200
5,667	Sanofi SA (Health Care)	550,003
3,144	Schneider Electric SE (Industrials)	1,027,145
38,860	Shell PLC (Energy)	1,605,761
548	Spotify Technology SA (Communication Services)*	282,187
1,825	Swiss Re AG (Financials)	322,617
1,823	Tenaris SA (Energy)	49,764

		15,322,225

TOTAL COMMON STOCKS (Cost $91,048,585)		125,151,302

Shares	Description	Rate	Value

Preferred Stocks – 0.3%

Germany – 0.3%
1,420	Henkel AG & Co. KGaA (Consumer Staples)	2.45%	139,459
2,797	Porsche Automobil Holding SE (Consumer Discretionary)	5.30	118,986

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Germany – (continued)
170	Sartorius AG (Health Care)(b)	0.31%	$48,233
412	Volkswagen AG (Consumer Discretionary)(b)	6.26	49,229

TOTAL PREFERRED STOCKS (Cost $323,670)			355,907

Shares	Dividend Rate	Value

Investment Company – 0.3%(c)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
334,610	3.571%	334,610
(Cost $334,610)

TOTAL INVESTSMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $91,706,865)		125,841,819

Securities Lending Reinvestment Vehicle – 2.0%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
2,474,905	3.589%	2,474,905
(Cost $2,474,905)

TOTAL INVESTSMENTS – 102.1% (Cost $94,181,770)		$128,316,724

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(2,582,174)

NET ASSETS – 100.0%		$125,734,550

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value

Financials	24.8%
Industrials	18.9
Health Care	13.6
Consumer Staples	8.8
Information Technology	7.3
Consumer Discretionary	6.9
Utilities	4.8
Materials	4.5
Communication Services	3.9
Energy	3.7
Real Estate	0.6
Investment Company	0.3
Securities Lending Reinvestment Vehicle	1.9

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28. 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Europe Index	3	03/20/26	$152,753	$11,765

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Australia – 5.1%
461,256	ANZ Group Holdings Ltd. (Financials)	$13,161,715
400,119	APA Group (Utilities)	2,623,333
52,919	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,813,228
551,736	BHP Group Ltd. (Materials)	22,966,506
156,249	CAR Group Ltd. (Communication Services)	2,953,025
81,379	Cochlear Ltd. (Health Care)	11,541,537
1,015,511	Coles Group Ltd. (Consumer Staples)	14,879,356
218,478	Commonwealth Bank of Australia (Financials)	27,188,052
28,451	CSL Ltd. (Health Care)	2,975,649
582,685	Evolution Mining Ltd. (Materials)	6,884,854
1,183,879	Glencore PLC (Materials)*	8,499,504
286,740	Insurance Australia Group Ltd. (Financials)	1,360,940
4,116,980	Lottery Corp. Ltd. (The) (Consumer Discretionary)	16,166,156
205,255	Lynas Rare Earths Ltd. (Materials)*	2,776,300
1,007,137	Medibank Pvt Ltd. (Financials)	3,143,685
382,216	National Australia Bank Ltd. (Financials)	13,352,377
118,582	Northern Star Resources Ltd. (Materials)	2,558,887
67,048	Pro Medicus Ltd. (Health Care)	6,211,630
183,578	Qantas Airways Ltd. (Industrials)	1,301,728
685,137	QBE Insurance Group Ltd. (Financials)	10,609,955
88,915	REA Group Ltd. (Communication Services)(a)	10,543,351
31,614	Rio Tinto Ltd. (Materials)	3,769,899
145,015	Rio Tinto PLC (Materials)	14,300,724
1,136,927	Scentre Group REIT (Real Estate)	3,095,083
25,796	SGH Ltd. (Industrials)	858,511
405,875	Sonic Healthcare Ltd. (Health Care)	6,892,753
795,492	South32 Ltd. (Materials)	2,607,775
480,415	Stockland REIT (Real Estate)	1,749,500
330,778	Suncorp Group Ltd. (Financials)	3,448,715
1,849,774	Telstra Group Ltd. (Communication Services)	6,828,492
445,032	Transurban Group (Industrials)	4,547,962
1,461,873	Vicinity Ltd. REIT (Real Estate)	2,552,420
311,307	Wesfarmers Ltd. (Consumer Discretionary)	17,663,935
447,688	Westpac Banking Corp. (Financials)	13,572,171
627,327	Woolworths Group Ltd. (Consumer Staples)	16,094,329

		281,494,037

Shares	Description	Value

Common Stocks – (continued)

Austria – 0.4%
14,830	BAWAG Group AG (Financials)*(b)	$2,311,293
69,820	Erste Group Bank AG (Financials)	8,301,360
81,063	OMV AG (Energy)	5,244,971
108,036	Raiffeisen Bank International AG (Financials)	5,390,610

		21,248,234

Belgium – 0.8%
147,501	Ageas SA/NV (Financials)	10,954,323
74,938	Anheuser-Busch InBev SA/NV (Consumer Staples)	6,089,150
11,725	D’ieteren Group (Consumer Discretionary)	2,538,938
11,062	Elia Group SA/NV (Utilities)	1,760,611
97,033	Groupe Bruxelles Lambert NV (Financials)	9,743,920
54,626	KBC Group NV (Financials)	7,404,252
4,602	Sofina SA (Financials)	1,368,177
23,179	Syensqo SA (Materials)	1,323,765
7,842	UCB SA (Health Care)	2,336,060

		43,519,196

Brazil – 0.4%
53,460	Wheaton Precious Metals Corp. (Materials)	8,712,508
256,201	Yara International ASA (Materials)	12,945,511

		21,658,019

Canada – 10.9%
49,163	Agnico Eagle Mines Ltd. (Materials)	12,350,859
75,794	Alamos Gold, Inc., Class A (Materials)	4,108,553
77,213	Alimentation Couche-Tard, Inc. (Consumer Staples)	4,686,507
164,242	AltaGas Ltd. (Utilities)	5,582,915
99,888	ARC Resources Ltd. (Energy)	1,852,965
16,432	AtkinsRealis Group, Inc. (Industrials)	1,139,162
118,334	Bank of Montreal (Financials)	17,032,773
254,391	Bank of Nova Scotia (The) (Financials)	19,301,522
130,779	Barrick Mining Corp. (Materials)(a)	6,636,518
79,706	BCE, Inc. (Communication Services)	2,095,142
17,181	Bombardier. Inc., Class B (Industrials)*	3,551,089
129,095	Brookfield Asset Management Ltd., Class A (Financials)(a)	6,028,567
109,909	Brookfield Corp. (Financials)	4,820,733
18,871	Brookfield Renewable Corp. (Utilities)	805,426
43,784	Cameco Corp. (Energy)	5,180,820
227,764	Canadian Imperial Bank of Commerce (Financials)	23,011,036

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
54,472	Canadian Natural Resources Ltd. (Energy)	$2,383,212
87,220	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	12,235,805
185,957	Canadian Utilities Ltd., Class A (Utilities)	6,486,032
25,730	CCL Industries, Inc., Class B (Materials)	1,789,979
15,992	Celestica, Inc. (Information Technology)*	4,441,434
448,635	Cenovus Energy, Inc. (Energy)	9,996,713
104,249	CGI, Inc. (Information Technology)	7,625,384
8,624	Constellation Software, Inc. (Information Technology)	15,938,829
37,127	Dollarama, Inc. (Consumer Discretionary)	5,466,763
103,971	Element Fleet Management Corp. (Industrials)	2,476,825
132,031	Emera. Inc. (Utilities)	6,870,433
523,645	Empire Co. Ltd. (Consumer Staples)	18,575,316
304,808	Enbridge, Inc. (Energy)	16,196,382
8,576	Fairfax Financial Holdings Ltd. (Financials)	14,762,843
7,654	FirstService Corp. (Real Estate)	1,206,255
117,223	Fortis, Inc. (Utilities)	6,744,502
20,956	Franco-Nevada Corp. (Materials)	5,857,877
158,326	George Weston Ltd. (Consumer Staples)	11,622,685
43,424	Great-West Lifeco, Inc. (Financials)(a)	2,098,208
130,917	Hydro One Ltd. (Utilities)(b)	5,626,978
23,572	iA Financial Corp., Inc. (Financials)(a)	2,681,178
110,471	1GM Financial, Inc. (Financials)	5,496,618
39,357	Imperial Oil Ltd. (Energy)	4,604,179
14,198	Intact Financial Corp. (Financials)	2,741,536
85,335	Keyera Corp. (Energy)	3,257,352
273,945	Kinross Gold Corp. (Materials)	10,127,438
420,075	Loblaw Cos. Ltd. (Consumer Staples)	19,472,186
224,275	Lundin Gold, Inc. (Materials)	21,142,381
359,499	Magna International, Inc. (Consumer Discretionary)(a)	22,671,488
217,697	Manulife Financial Corp. (Financials)	7,752,717
63,832	Metro, Inc. (Consumer Staples)	4,548,764
83,169	National Bank of Canada (Financials)	11,608,962
77,813	Nutrien Ltd. (Materials)	5,853,163
373,098	Open Text Corp. (Information Technology)	9,243,672
89,091	Pan American Silver Corp. (Materials)	6,112,942

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
61,716	Pembina Pipeline Corp. (Energy)	$2,712,816
234,568	Power Corp. of Canada (Financials)	11,784,727
102,770	Rogers Communications, Inc., Class B (Communication Services)	4,102,210
295,574	Royal Bank of Canada (Financials)	49,427,402
233,147	Saputo, Inc. (Consumer Staples)	7,443,062
103,288	Shopify, Inc., Class A (Information Technology)*	12,470,899
31,355	Stantec, Inc. (Industrials)	2,903,645
86,397	Sun Life Financial, Inc. (Financials)(a)	5,663,300
275,639	Suncor Energy, Inc. (Energy)(a)	15,572,083
138,633	TC Energy Corp. (Energy)	8,909,471
235,823	TELUS Corp. (Communication Services)	3,233,413
38,296	TFI International, Inc. (Industrials)	4,576,089
89,660	TMX Group Ltd. (Financials)	3,024,714
28,797	Toromont Industries Ltd. (Industrials)	4,469,938
351,855	Toronto-Dominion Bank (The) (Financials)	34,281,257
62,766	Whitecap Resources, Inc. (Energy)	626,809
95,698	WSP Global, Inc. (Industrials)	16,213,614

		601,317,067

Chile – 0.1%
59,141	Antofagasta PLC (Materials)	3,393,580
114,523	Lundin Mining Corp. (Materials)	3,649,352

		7,042,932

China – 0.5%
1,636,961	BOC Hong Kong Holdings Ltd. (Financials)	9,396,336
89,566	Prosus NV (Consumer Discretionary)*	4,601,211
1,305,957	SITC International Holdings Co. Ltd. (Industrials)	5,573,000
1,831,811	Wilmar International Ltd. (Consumer Staples)	5,097,818
380,456	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	1,305,435

		25,973,800

Denmark – 1.1%
7,251	Carlsberg AS, Class B (Consumer Staples)	1,126,609
97,087	Danske Bank A/S (Financials)	5,064,542
127,410	Demant A/S (Health Care)*	3,962,435
12,707	Genmab A/S (Health Care)*	3,711,898
475,381	Novo Nordisk A/S, Class B (Health Care)	17,871,862

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
122,888	Pandora A/S (Consumer Discretionary)	$9,709,861
398,664	ROCKWOOL A/S, Class B (Industrials)	13,201,650
105,396	Tryg A/S (Financials)	2,608,251
206,956	Vestas Wind Systems A/S (Industrials)	5,312,895

		62,570,003

Finland – 1.3%
49,637	Elisa OYJ (Communication Services)	2,545,864
68,220	Fortum OYJ (Utilities)(a)	1,595,644
152,033	Kesko OYJ, Class B (Consumer Staples)	3,744,485
56,537	Kone OYJ. Class B (Industrials)(a)	4,273,546
102,264	Metso Oyj (Industrials)	2,137,758
83,827	Neste OYJ (Energy)	2,096,282
1,220,978	Nokia OYJ (Information Technology)	9,347,399
716,288	Nordea Bank Abp (Financials)	13,912,126
161,730	Orion OYJ, Class B (Health Care)	12,927,638
598,414	Sampo OYJ, Class A (Financials)	6,633,073
170,506	UPM-Kymmene OYJ (Materials)	5,431,522
94,660	Wartsila OYJ Abp (Industrials)	4,124,134

		68,769,471

France – 8.0%
100,067	Accor SA (Consumer Discretionary)	5,820,030
15,283	Aeroports de Paris SA (Industrials)(a)	2,136,487
57,146	Air Liquide SA (Materials)	12,026,269
43,050	Airbus SE (Industrials)	9,364,768
124,544	Alstom SA (Industrials)*	4,160,022
41,318	Amundi SA (Financials)(b)	3,953,960
361,355	AXA SA (Financials)	17,689,000
359,435	Ayvens SA (Industrials)(b)	4,583,361
59,697	BioMerieux (Health Care)	7,048,431
215,591	BNP Paribas SA (Financials)	24,309,382
1,165,145	Bollore SE (Energy)	6,817,909
450,448	Bouygues SA (Industrials)	28,017,562
353,239	Bureau Veritas SA (Industrials)	12,270,188
107,516	Capgemini SE (Information Technology)	13,576,687
919,080	Carrefour SA (Consumer Staples)	17,411,370
111,203	Cie de Saint-Gobain SA (Industrials)	1 1,323,096
122,211	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	4,963,736
24,712	Covivio SA REIT (Real Estate)	1,813,380
640,122	Credit Agricole SA (Financials)	14,197,565
70,762	Danone SA (Consumer Staples)	6,068,982

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
2,610	Dassault Aviation SA (Industrials)	$1,043,440
28,901	Dassault Systemes (Information Technology)	632,990
148,350	Eiffage SA (Industrials)	25,607,952
229,500	Engie SA (Utilities)	7,839,187
22,515	EssilorLuxottica SA (Health Care)	5,986,600
40,953	Gecina SA REIT (Real Estate)	3,793,312
232,562	Getlink SE (Industrials)	5,057,877
4,638	Hermes International SCA (Consumer Discretionary)	11,220,511
78,217	Ipsen SA (Health Care)	15,247,132
102,939	Klepierre SA REIT (Real Estate)	4,329,261
20,880	Legrand SA (Industrials)	3,792,870
48,601	L’Oreal SA (Consumer Staples)	22,804,103
27,900	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	17,923,501
381,597	Orange SA (Communication Services)	8,195,540
80,400	Publicis Groupe SA (Communication Services)	7,159,497
166,928	Rexel SA (Industrials)	7,266,784
33,374	Safran SA (Industrials)	13,397,603
252,506	Societe Generale SA (Financials)	22,020,183
5,382	Thales SA (Industrials)	1,619,770
303,784	TotalEnergies SE (Energy)	24,131,860
12,939	Unibail-Rodamco-Westfield REIT (Real Estate)*	1,621,663
181,796	Veolia Environnement SA (Utilities)	7,718,696
101,505	Vinci SA (Industrials)	16,868,473

		442,830,990

Germany – 8.1%
63,451	adidas AG (Consumer Discretionary)	11,851,815
73,175	Allianz SE (Financials)	33,021,237
41,486	BASF SE (Materials)	2,385,451
580,687	Bayer AG (Health Care)	28,802,800
53,089	Beiersdorf AG (Consumer Staples)	6,747,742
159,366	Brenntag SE (Industrials)	9,840,956
144,351	Commerzbank AG (Financials)	5,905,585
67,198	Continental AG (Consumer Discretionary)	5,801,395
213,498	Daimler Truck Holding AG (Industrials)	10,846,886
647,842	Deutsche Bank AG (Financials)	23,172,878
18,605	Deutsche Boerse AG (Financials)	5,105,117
149,730	Deutsche Lufthansa AG (Industrials)	1,606,634
358,197	Deutsche Post AG (Industrials)	21,188,470
423,143	Deutsche Telekom AG (Communication Services)	17,031,546

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
219,016	E.ON SE (Utilities)	$5,089,099
263,746	Evonik Industries AG (Materials)	4,605,682
315,589	Fresenius Medical Care AG (Health Care)	14,699,711
190,963	Fresenius SE & Co. KGaA (Health Care)	11,476,433
116,034	GEA Group AG (Industrials)	9,028,396
57,930	Heidelberg Materials AG (Materials)	12,964,842
27,237	Henkel AG & Co. KGaA (Consumer Staples)	2,468,184
19,878	Hensoldt AG (Industrials)(a)	1,746,166
9,387	HOCHTIEF AG (Industrials)	4,572,945
54,257	Infineon Technologies AG (Information Technology)	2,935,609
82,676	Knorr-Bremse AG (Industrials)	10,884,143
270,456	Mercedes-Benz Group AG (Consumer Discretionary)	18,840,332
18,644	Merck KGaA (Health Care)	2,824,266
2,847	MTU Aero Engines AG (Industrials)	1,228,276
17,817	Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen (Financials)	11,687,907
121,512	Nemetschek SE (Information Technology)	9,727,221
19,161	Rational AG (Industrials)	16,707,389
6,792	Rheinmetall AG (Industrials)	13,340,141
68,003	RWE AG (Utilities)	4,379,083
157,104	SAP SE (Information Technology)	31,711,857
32,660	Scout24 SE (Communication Services)(b)	2,786,082
97,639	Siemens AG (Industrials)	28,520,881
127,563	Siemens Energy AG (Industrials)	25,069,660
55,815	Siemens Healthineers AG (Health Care)(b)	2,777,061
32,971	Talanx AG (Financials)	4,165,391
457,970	Zalando SE (Consumer Discretionary)*(b)	11,220,057

		448,765,326

Hong Kong – 1.9%
931,185	AIA Group Ltd. (Financials)	10,333,074
386,544	CK Asset Holdings Ltd. (Real Estate)	2,459,958
117,000	CK Infrastructure Holdings Ltd. (Utilities)	993,928
422,928	CLP Holdings Ltd. (Utilities)	4,011,846
43,134	Futu Holdings Ltd. ADR (Financials)*	6,420,065
338,000	Henderson Land Development Co. Ltd. (Real Estate)	1,531,385
3,081,633	HKT Trust & HKT Ltd. (Communication Services)	4,861,496

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
3,709,276	Hong Kong & China Gas Co. Ltd. (Utilities)	$3,608,674
275,221	Hong Kong Exchanges & Clearing Ltd. (Financials)	14,742,443
365,123	Hongkong Land Holdings Ltd. (Real Estate)	3,165,616
816,232	MTR Corp. Ltd. (Industrials)	3,896,384
262,646	Power Assets Holdings Ltd. (Utilities)	2,130,474
396,029	Prudential PLC (Financials)	6,056,523
1,516,469	Sino Land Co. Ltd. (Real Estate)	2,477,640
314,768	Sun Hung Kai Properties Ltd. (Real Estate)	5,875,127
161,558	Swire Pacific Ltd Class A (Industrials)	1,738,027
577,870	Techtronic Industries Co. Ltd. (Industrials)	9,426,591
18,180,317	WH Group Ltd. (Consumer Staples)(b)	22,870,224
312,000	Wharf Real Estate Investment Co. Ltd. (Real Estate)	1,152,727

		107,752,202

Indonesia – 0.3%
196,060	Jardine Matheson Holdings Ltd. (Industrials)	16,174,950

Ireland – 0.2%
14,853	AerCap Holdings NV (Industrials)	2,219,632
494,944	AIB Group PLC (Financials)	5,171,771
233,518	Bank of Ireland Group PLC (Financials)	4,558,946

		11,950,349

Israel – 0.8%
6,063	Azrieli Group Ltd. (Real Estate)	870,383
205,599	Bank Hapoalim BM (Financials)	5,179,730
286,428	Bank Leumi Le-lsrael BM (Financials)	6,921,923
5,462	Elbit Systems Ltd. (Industrials)	4,179,052
300,017	Israel Discount Bank Ltd., Class A (Financials)	3,627,552
56,388	Mizrahi Tefahot Bank Ltd. (Financials)	4,219,186
63,058	Nice Ltd. (Information Technology)*	7,139,742
4,418	Nova Ltd. (Information Technology)*	1,937,362
103,256	Phoenix Financial Ltd. (Financials)	5,269,255
60,803	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	2,044,197
18,726	Tower Semiconductor Ltd. (Information Technology)*	2,364,528

		43,752,910

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Italy – 3.3%
412,982	Banca Mediolanum SpA (Financials)	$8,893,974
521,930	Banco BPM SpA (Financials)	7,724,609
390,251	BPER Banca SpA (Financials)	5,533,845
65,085	Coca-Cola HBC AG (Consumer Staples)*	4,208,923
1,284,658	Enel SpA (Utilities)	15,462,228
543,799	Eni SpA (Energy)	12,620,410
576,769	FinecoBank Banca Fineco SpA (Financials)	13,613,024
228,399	Generali (Financials)	9,751,300
2,457,009	Intesa Sanpaolo SpA (Financials)	16,927,294
228,074	Italgas SpA (Utilities)	2,946,002
65,068	Leonardo SpA (Industrials)	4,363,708
69,230	Moncler SpA (Consumer Discretionary)	4,776,881
420,181	Poste Italiane SpA (Financials)(b)	11,286,460
40,165	Prysmian SpA (Industrials)	4,860,843
102,067	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	5,835,124
67,095	Ryanair Holdings PLC (Industrials)	2,172,189
472,883	Snam SpA (Utilities)	3,679,417
10,679,337	Telecom Italia SpA (Communication Services)*	8,021,912
1,461,063	Telecom Italia SpA-RSP (Communication Services)*	1,279,663
173,989	Tenia - Rete Elettrica Nazionale (Utilities)	2,095,376
270,799	UniCredit SpA (Financials)	23,151,841
450,941	Unipol Assicurazioni SpA (Financials)	11,266,144

		180,471,167

Ivory Coast – 0.1%
74,808	Endeavour Mining PLC (Materials)	5,320,454

Japan – 20.4%
248,990	Advantest Corp. (Information Technology)	42,820,698
271,391	Aeon Co. Ltd. (Consumer Staples)	3,870,309
151,166	AGC, Inc. (Industrials)	6,709,882
820,506	Aisin Corp. (Consumer Discretionary)	14,607,503
75,268	Ajinomoto Co., Inc. (Consumer Staples)	2,395,077
586,263	ANA Holdings, Inc. (Industrials)(a)	12,778,562
615,217	Asahi Group Holdings Ltd. (Consumer Staples)	6,696,950
492,782	Asahi Kasei Corp. (Materials)	5,821,850
487,180	Asics Corp. (Consumer Discretionary)	14,959,429
606,955	Astellas Pharma, Inc. (Health Care)	10,113,649

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
48,140	Bandai Namco Holdings, Inc. (Consumer Discretionary)	$1,308,606
292,222	Bridgestone Corp. (Consumer Discretionary)	7,105,042
194,756	Canon, Inc. (Information Technology)	5,940,292
123,877	Capcom Co. Ltd. (Communication Services)	2,850,857
74,768	Central Japan Railway Co. (Industrials)	2,206,763
232,221	Chubu Electric Power Co., Inc. (Utilities)	3,923,029
314,561	Dai Nippon Printing Co. Ltd. (Industrials)	6,548,107
340,119	Dai-ichi Life Holdings, Inc. (Financials)	3,509,571
253,969	Daiichi Sankyo Co. Ltd. (Health Care)	4,984,218
13,872	Daikin Industries Ltd. (Industrials)	1,769,485
84,983	Daito Trust Construction Co. Ltd. (Real Estate)	1,959,576
126,766	Daiwa House Industry Co. Ltd. (Real Estate)	4,581,845
376,628	Daiwa Securities Group, Inc. (Financials)	3,970,727
79,129	Denso Corp. (Consumer Discretionary)	1,140,370
17,849	Disco Corp. (Information Technology)	8,631,542
78,352	East Japan Railway Co. (Industrials)	1,937,158
66,860	Ebara Corp. (Industrials)	2,373,343
219,777	Eisai Co. Ltd. (Health Care)	7,377,750
2,096,314	ENEOS Holdings, Inc. (Energy)	19,979,601
20,944	Fast Retailing Co. Ltd. (Consumer Discretionary)	9,260,300
155,586	FUJIFILM Holdings Corp. (Information Technology)	3,232,801
68,470	Fujikura Ltd. (Industrials)	11,738,028
302,913	Fujitsu Ltd. (Information Technology)	6,961,421
157,905	Hankyu Hanshin Holdings, Inc. (Industrials)(a)	4,606,932
11,556	Hikari Tsushin, Inc. (Industrials)	3,272,319
539,845	Hitachi Ltd. (Industrials)	18,070,328
92,731	Hoya Corp. (Health Care)	16,788,097
247,014	Hulic Co. Ltd. (Real Estate)	3,273,479
47,700	Ibiden Co. Ltd. (Information Technology)	2,913,786
1,782,704	Idemitsu Kosan Co. Ltd. (Energy)	17,024,895
263,608	IHI Corp. (Industrials)	7,265,366
480,010	Inpex Corp. (Energy)	11,683,190
125,130	Isuzu Motors Ltd. (Consumer Discretionary)	2,339,100
583,039	ITOCHU Corp. (Industrials)	8,477,172

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
591,673	Japan Airlines Co. Ltd. (Industrials)(a)	$12,233,278
111,400	Japan Exchange Group, Inc. (Financials)	1,523,745
97,500	Japan Post Bank Co. Ltd. (Financials)	1,911,593
662,527	Japan Post Holdings Co. Ltd. (Financials)	8,639,904
374,240	Japan Post Insurance Co. Ltd. (Financials)	12,229,768
117,073	Japan Tobacco, Inc. (Consumer Staples)	4,489,454
815,380	JFE Holdings, Inc. (Materials)	11,492,354
117,732	Kajima Corp. (Industrials)	5,385,697
90,800	Kansai Electric Power Co., Inc. (The) (Utilities)	1,641,815
92,944	Kao Corp. (Consumer Staples)	3,973,151
33,516	Kawasaki Heavy Industries Ltd. (Industrials)	3,918,876
333,254	Kawasaki Kisen Kaisha Ltd. (Industrials)(a)	5,364,082
8,492	Keyence Corp. (Information Technology)	3,593,156
24,700	Kioxia Holdings Corp. (Information Technology)*	3,355,561
299,545	Kirin Holdings Co. Ltd. (Consumer Staples)	5,193,712
64,037	Komatsu Ltd. (Industrials)	3,089,772
12,698	Konami Group Corp. (Communication Services)	1,694,151
430,957	Kubota Corp. (Industrials)	8,766,818
247,139	Kyocera Corp. (Information Technology)	4,374,499
111,280	Kyowa Kirin Co. Ltd. (Health Care)	2,056,319
50,937	Lasertec Corp. (Information Technology)	10,981,838
3,556,523	LY Corp. (Communication Services)	8,861,409
34,840	Makita Corp. (Industrials)	1,351,201
282,965	Marubeni Corp. (Industrials)	10,889,055
465,467	MatsukiyoCocokara & Co. (Consumer Staples)	7,718,777
2,473,443	Mitsubishi Chemical Group Corp. (Materials)	18,385,464
596,354	Mitsubishi Corp. (Industrials)	20,206,326
163,171	Mitsubishi Electric Corp. (Industrials)	6,261,377
120,104	Mitsubishi Estate Co. Ltd. (Real Estate)	4,060,265
1,231,047	Mitsubishi HC Capital, Inc. (Financials)	11,937,903
365,666	Mitsubishi Heavy Industries Ltd. (Industrials)	11,743,471
1,396,945	Mitsubishi UFJ Financial Group, Inc. (Financials)	26,560,969
303,678	Mitsui & Co. Ltd. (Industrials)	11,421,600

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
129,000	Mitsui Fudosan Co. Ltd. (Real Estate)	$1,740,519
260,907	Mizuho Financial Group, Inc. (Financials)	1 1,950,334
669,983	MonotaRO Co. Ltd. (Industrials)	8,928,100
420,595	MS&AD Insurance Group Holdings, Inc. (Financials)	11,788,783
122,330	Murata Manufacturing Co. Ltd. (Information Technology)	3,218,778
402,607	NEC Corp. (Information Technology)	11,176,293
81,700	Nexon Co. Ltd. (Communication Services)	1,737,875
464,052	NIDEC Corp. (Industrials)	7,317,829
34,048	Nintendo Co. Ltd. (Communication Services)	1,961,645
2,884	Nippon Building Fund, Inc. REIT (Real Estate)	2,684,037
915,011	Nippon Steel Corp. (Materials)	3,727,443
229,469	Nippon Yusen KK (Industrials)(a)	7,891,235
59,616	Nitto Denko Corp. (Materials)	1,388,781
1,161,546	Nomura Holdings, Inc. (Financials)	10,806,377
54,901	Nomura Research Institute Ltd. (Information Technology)	1,535,646
5,749,903	NTT, Inc. (Communication Services)	5,645,862
126,166	Obayashi Corp. (Industrials)	3,568,609
57,127	Obie Co. Ltd. (Information Technology)	1,536,803
647,243	Olympus Corp. (Health Care)	6,334,586
145,055	ORIX Corp. (Financials)	5,149,975
157,934	Osaka Gas Co. Ltd. (Utilities)	6,591,500
220,249	Otsuka Corp. (Information Technology)	4,442,364
101,213	Otsuka Holdings Co. Ltd. (Health Care)	6,943,098
528,506	Pan Pacific International Holdings Corp. (Consumer Discretionary)	3,520,552
1,688,854	Rakuten Group, Inc. (Consumer Discretionary)*	8,957,822
451,679	Recruit Holdings Co. Ltd. (Industrials)	19,863,750
391,171	Renesas Electronics Corp. (Information Technology)	7,438,826
455,510	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	10,494,600
241,220	Sanrio Co. Ltd. (Consumer Discretionary)	8,846,922
382,022	SBI Holdings, Inc. (Financials)	8,197,109
17,730	SCREEN Holdings Co. Ltd. (Information Technology)	2,603,428
101,552	Secom Co. Ltd. (Industrials)	3,927,436
302,444	Sekisui Chemical Co. Ltd. (Industrials)	5,906,496

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
323,791	Sckisui House Ltd. (Consumer Discretionary)	$7,934,824
353,432	Seven & i Holdings Co. Ltd. (Consumer Staples)(a)	4,970,120
189,210	Shimadzu Corp. (Information Technology)	5,282,731
96,800	Shimizu Corp. (Industrials)	2,165,716
44,177	Shin-Etsu Chemical Co. Ltd. (Materials)	1,745,292
192,644	Shionogi & Co. Ltd. (Health Care)	4,521,042
713,326	Shiseido Co. Ltd. (Consumer Staples)	15,077,507
3,888,392	SoftBank Corp. (Communication Services)	5,324,824
320,128	SoftBank Group Corp. (Communication Services)	8,384,329
186,843	Sompo Holdings, Inc. (Financials)	7,473,720
4,580,200	Sony Financial Group, Inc. (Financials)*	4,690,946
668,474	Sony Group Corp. (Consumer Discretionary)	15,598,084
535,326	Subaru Corp. (Consumer Discretionary)	10,171,623
475,857	Sumitomo Corp. (Industrials)	20,308,312
255,048	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	16,948,746
41,200	Sumitomo Metal Mining Co. Ltd. (Materials)	3,331,625
344,372	Sumitomo Mitsui Financial Group, Inc. (Financials)	13,227,855
204,460	Sumitomo Mitsui Trust Group, Inc. (Financials)	7,180,491
67,164	Sumitomo Realty & Development Co. Ltd. (Real Estate)	2,274,865
47,644	Suntory Beverage & Food Ltd. (Consumer Staples)	1,500,500
450,632	Suzuki Motor Corp. (Consumer Discretionary)	6,842,102
38,292	Taisei Corp. (Industrials)	4,988,690
396,929	Takeda Pharmaceutical Co. Ltd. (Health Care)	14,794,106
294,855	TDK Corp. (Information Technology)	4,578,869
186,936	TIS, Inc. (Information Technology)	3,860,251
316,182	Tokio Marine Holdings, Inc. (Financials)	13,218,382
74,527	Tokyo Electron Ltd. (Information Technology)	21,008,380
221,921	Tokyo Gas Co. Ltd. (Utilities)	10,882,480
330,273	Tokyu Corp. (Industrials)	4,225,591
166,967	Toray Industries, Inc. (Materials)	1,433,055
805,413	Toyota Motor Corp. (Consumer Discretionary)	19,732,296

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
395,412	Toyota Tsusho Corp. (Industrials)	$17,698,249
326,100	Tsuruha Holdings, Inc. (Consumer Staples)	5,482,866
146,552	West Japan Railway Co. (Industrials)	3,148,345
217,094	Yokogawa Electric Corp. (Information Technology)	8,683,760
79,700	Yokohama Financial Group, Inc. (Financials)	862,725
182,960	Zensho Holdings Co. Ltd. (Consumer Discretionary)	11,635,612
1,528,370	ZOZO, Inc. (Consumer Discretionary)(a)	11,150,126

		1,125,248,815

Luxembourg – 0.3%
34,721	ArcelorMittal (Materials)	2,274,409
890,370	CVC Capital Partners PLC (Financials)(b)	12,709,742
37,712	Eurofins Scientific SE (Health Care)	3,034,933

		18,019,084

Macau – 0.0%
170,000	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	907,577

Mexico – 0.2%
155,373	Fresnillo PLC (Materials)	8,856,995

Netherlands – 4.6%
328,973	ABN AMRO Bank NV (Financials)(b)	11,015,556
2,113	Adyen NV (Financials)*(b)	2,481,848
80,766	Akzo Nobel NV (Materials)	5,685,393
5,543	Argenx SE (Health Care)*	4,302,437
1,096	ASM International NV (Information Technology)	924,209
67,852	ASML Holding NV (Information Technology)	98,811,278
113,135	ASR Nederland NV (Financials)	8,207,069
24,938	Euronext NV (Financials)(b)	4,122,205
80,709	EXOR NV (Financials)	7,085,049
124,006	Heineken Holding NV (Consumer Staples)	10,717,505
662,621	ING Groep NV (Financials)	19,269,459
255,277	JDE Peet’s NV (Consumer Staples)	9,554,564
587,020	Koninklijke Ahold Delhaize NV (Consumer Staples)	28,950,582
775,872	Koninklijke KPN NV (Communication Services)	4,398,066
55,499	Koninklijke Philips NV (Health Care)	1,774,491
282,610	Magnum Ice Cream Co. NV (The) (Consumer Staples)*	4,483,296
34,269	Nebius Group NV (Information Technology)*(a)	3,124,990

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
197,478	NN Group NV (Financials)	$16,158,159
230,559	Randstad NV (Industrials)(a)	7,575,917
91,617	Wolters Kluwer NV (Industrials)	7.366.532

		256,008,605

New Zealand – 0.2%
95,163	Auckland International Airport Ltd. (Industrials)	523,059
431,638	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	10,593,281
18,538	Xcro Ltd. (Information Technology)*	1,098,372

		12,214,712

Nigeria – 0.0%
502,822	Airtel Africa PLC (Communication Services)(b)	2,359,308

Norway – 0.6%
237,292	DNB Bank ASA (Financials)	7,520,291
42,267	Equinor ASA (Energy)	1,251,118
189,079	Gjensidige Forsikring ASA (Financials)	5,334,455
142,488	Mowi ASA (Consumer Staples)	3,357,980
705,933	Norsk Hydro ASA (Materials)	6,540,347
249,639	Orkla ASA (Consumer Staples)	3,413,925
195,550	Telenor ASA (Communication Services)	3,623,885

		31,042,001

Poland – 0.2%
473,644	InPost SA (Industrials)*	8,500,325

Portugal – 0.3%
3,654,962	Banco Comercial Portugues SA, Class R (Financials)	3,847,626
481,081	EDP SA (Utilities)	2,565,146
321,162	Jeronimo Martins SGPS SA (Consumer Staples)	8,440,909

		14,853,681

Singapore – 1.6%
659,407	CapitaLand Ascendas REIT (Real Estate)	1,402,384
1,325,286	CapitaLand Integrated Commercial Trust REIT (Real Estate)	2,567,064
878,016	CapitaLand Investment Ltd. (Real Estate)	2,124,148
449,445	DBS Group Holdings Ltd. (Financials)	20,296,714
813,275	Keppel Ltd. (Industrials)	8,410,196
771,120	Oversea-Chinese Banking Corp. Ltd. (Financials)	13,064,871
15,824	Sea Ltd. ADR (Consumer Discretionary)*	1,716,113
1,164,983	Singapore Airlines Ltd. (Industrials)	6,613,099

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
1,008,334	Singapore Exchange Ltd. (Financials)	$14,508,976
540,536	Singapore Technologies Engineering Ltd. (Industrials)	4,260,698
1,032,525	Singapore Telecommunications Ltd. (Communication Services)	4,114,263
346,950	United Overseas Bank Ltd.	10.140.919

		89,219,445

South Africa – 0.0%
29,549	Anglo American PLC (Materials)	1,470,303

South Korea -0.1%
284,290	Delivery Hero SE (Consumer Discretionary)*(b)	6,597,426

Spain – 4.2%
19,341	Acciona SA (Utilities)(a)	5,635,909
180,067	ACS Actividades de Construccion y Servicios SA (Industrials)	23,301,539
166,193	Aena SME SA (Industrials)(b)	5,233,300
44,417	Amadeus IT Group SA (Consumer Discretionary)	2,765,854
1,320,737	Banco Bilbao Vizcaya Argentaria SA (Financials)	30,798,060
2,082,009	Banco de Sabadell SA (Financials)	7,886,002
3,508,495	Banco Santander SA (Financials)	44,697,397
306,731	Bankinter SA (Financials)	5,133,584
809,276	CaixaBank SA (Financials)	10,051,996
62,632	EDP Renovaveis SA (Utilities)	987,968
199,855	Endesa SA (Utilities)	8,157,448
1.297,107	Grifols SA (Health Care)	16,279,797
854,546	Iberdrola SA (Utilities)	20,229,714
36,983	Indra Sistemas SA (Information Technology)	2,740,033
229,173	Industria de Diseno Textil SA (Consumer Discretionary)	15,374,627
1,435,003	Mapfre SA (Financials)	6,692,522
93,802	Naturgy Energy Group SA (Utilities)	2,917,211
94,737	Redeia Corp. SA (Utilities)	1,759,496
413,252	Repsol SA (Energy)	9,277,933
1,993,396	Telefonica SA (Communication Services)(a)	9,061,378

		228,981,768

Sweden – 2.5%
61,291	AddTech AB, Class B (Industrials)	2,272,956
57,974	Alfa Laval AB (Industrials)	3,437,600
109,928	Assa Abloy AB, Class B (Industrials)	4,698,007
197,157	Atlas Copco AB, Class A (Industrials)	4,262,128

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
117,973	Atlas Copco AB, Class B (Industrials)	$2,220,836
156,083	Beijer Ref AB (Industrials)	2,450,420
79,022	Boliden AB (Materials)*	6,283,154
612,470	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	13,080,816
176,414	Hexagon AB, Class B (Information Technology)	2,011,948
70,281	Holmen AB, Class B (Materials)	2,777,714
127,431	Industrivarden AB, Class A (Financials)	7,266,558
122,704	Industrivarden AB, Class C (Financials)	6,960,289
75,829	Indutrade AB (Industrials)	1,973,339
76,507	Investment AB Latour, Class B (Industrials)	1,955,369
174,556	Investor AB, Class B (Financials)	7,308,152
97,668	L E Lundbergforetagen AB, Class B (Financials)	6,419,117
60,663	Saab AB, Class B (Industrials)	4,393,102
73,149	Sandvik AB (Industrials)	3,238,059
123,947	Securitas AB, Class B (Industrials)	2,207,599
270,654	Skandinaviska Enskilda Banken AB, Class A (Financials)(a)	5,783,487
262,002	Skanska AB, Class B (Industrials)	8,072,679
55,787	SKF AB, Class B (Industrials)	1,605,114
158,848	Svenska Cellulosa AB SCA, Class B (Materials)	2,162,844
194,654	Svenska Handelsbanken AB, Class A (Financials )(a)	3,119,607
245,857	Swedbank AB, Class A (Financials)	9,477,209
121,819	Tele2 AB, Class B (Communication Services)	2,576,094
1,280,241	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	14,834,881
57,970	Trelleborg AB, Class B (Industrials)	2,543,006
34,635	Volvo AB, Class B (Industrials)(a)	1,350,453

		136,742,537

Switzerland – 4.5%
157,365	ABB Ltd. (Industrials)	14,695,994
270,291	Avolta AG (Consumer Discretionary)*	17,836,640
21,287	Banque Cantonale Vaudoise (Financials)(a)	3,263,425
600	Barry Callebaut AG (Consumer Staples)	1,127,365
2,781	Belimo Holding AG (Industrials)	2,791,668
17,928	BKWAG (Utilities)	3,529,418

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
23,395	Cie Financicrc Richemont SA (Consumer Discretionary) $	$4,783,647
20,354	DSM-Firmenich AG (Materials)	1,452,493
12,460	EMS-Chemie Holding AG (Materials)	10,352,955
15,967	Galderma Group AG (Health Care)	3,029,173
21,641	Geberit AG (Industrials)	18,234,664
42,384	Helvetia Baloise Holding AG (Financials)	11,022,430
57,783	Julius Baer Group Ltd. (Financials)	4,928,893
56,659	Kuehne + Nagel International AG (Industrials)	13,213,434
123,338	Logitech International SA (Information Technology)	11,361,113
8,303	Lonza Group AG (Health Care)	5,789,050
11,960	Partners Group Holding AG (Financials)	13,333,989
45,093	Sandoz Group AG (Health Care)	3,988,331
5,985	Schindler Holding AG (Industrials)	2,190,726
8,860	Schindler Holding AG Participation Certificates (Industrials)	3,382,480
138,537	SGS SA (Industrials)	17,473,622
26,454	SikaAG (Materials)	5,486,526
34,867	Sonova Holding AG (Health Care)	9,153,693
62,470	Straumann Holding AG (Health Care)	7,521,906
8,329	Swiss Life Holding AG (Financials)	9,545,778
16,078	Swiss Prime Site AG (Real Estate)	3,066,956
5,588	Swisscom AG (Communication Services)	5,242,497
423,446	UBS Group AG (Financials)	17,625,000
12,091	VAT Group AG (Industrials)(b)	8,555,909
23,441	Zurich Insurance Group AG (Financials)	17,696,957

		251,676,732

United Kingdom – 9.7%
217,172	3i Group PLC (Financials)	9,699,480
388,847	Admiral Group PLC (Financials)	15,495,370
30,891	Ashtead Group PLC (Industrials)	2,211,964
172,207	Associated British Foods PLC (Consumer Staples)	4,577,227
248,004	AstraZeneca PLC (Health Care)	51,821,572
2,357,756	Autotrader Group PLC (Communication Services)(b)	15,624,376
1,052,355	Aviva PLC (Financials)	9,705,801
160,674	BAE Systems PLC (Industrials)	4,562,307
3,411,587	Barclays PLC (Financials)	20,770,924
821,244	Barratt Redrow PLC (Consumer Discretionary)	4,031,151

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
202,423	British American Tobacco PLC (Consumer Staples)	$12,627,659
532,091	AT Group PLC (Communication Services)	1,550,923
263,273	Bunzl PLC (Industrials)	7,765,831
4,253,351	Centrica PLC (Utilities)	11,388,238
1,527,858	CD Hutchison Holdings Ltd. (Industrials)	12,578,902
27,369	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,022,359
78,616	Compass Group PLC (Consumer Discretionary)	2,407,740
426,002	Entail PLC (Consumer Discretionary)	3,293,248
166,290	Halma PLC (Information Technology)	9,354,117
3,078,472	HSBC Holdings PLC (Financials)	57,679,082
138,885	Imperial Brands PLC (Consumer Staples)	6,208,576
420,245	Informa PLC (Communication Services)	4,735,820
21,203	InterContinental Hotels Group PLC (Consumer Discretionary)	2,915,412
504,372	International Consolidated Airlines Group SA (Industrials)	2,873,943
84,315	Intertek Group PLC (Industrials)	5,352,736
2,628,376	J Sainsbury PLC (Consumer Staples)	12,332,693
9,927,629	JD Sports Fashion PLC (Consumer Discretionary)	10,942,044
3,965,993	Kingfisher PLC (Consumer Discretionary)	19,755,369
382,553	Land Securities Group PLC REIT (Real Estate)	3,325,103
1,902,920	Legal & General Group PLC (Financials)	6,940,892
8,724,038	Lloyds Banking Group PLC (Financials)	12,016,404
2,783,321	M&G PLC (Financials)	11,888,457
884,755	Marks & Spencer Group PLC (Consumer Staples)	4,716,406
120,360	Melrose Industries PLC (Industrials)	915,567
381,295	National Grid PLC (Utilities)	7,130,718
1,731,938	NatWest Group PLC (Financials)	14,413,451
59,065	Next PLC (Consumer Discretionary)	10,736,232
220,650	Pearson PLC (Consumer Discretionary)	2,847,277
624,969	Phoenix Group Holdings PLC (Financials)	6,444,643
63,744	Reckitt Benckiser Group PLC (Consumer Staples)	5,580,829
286,019	RELX PLC (Industrials)	9,936,476

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
797,780	Rolls-Royce Holdings PLC (Industrials)	$14,302,803
1,153,398	Sage Group PLC (The) (Information Technology)	12,743,547
241,974	Segro PLC REIT (Real Estate)	2,736,610
29,078	Severn Trent PLC (Utilities)	1,282,281
156,397	Smith & Nephew PLC (Health Care)	2,883,827
205,462	Smiths Group PLC (Industrials)	7,585,375
37,881	Spirax Group PLC (Industrials)	4,025,949
59,299	SSE PLC (Utilities)	2,143,795
622,542	Standard Chartered PLC (Financials)	15,333,423
1,146,759	Tesco PLC (Consumer Staples)	7,409,705
184,989	Unilever PLC (Consumer Staples)	13,596,902
136,761	United Utilities Group PLC (Utilities)	2,561,288
12,854,103	Vodafone Group PLC (Communication Services)	19,787,560
58,116	Whitbread PLC (Consumer Discretionary)	2,031,487
698,815	Wise PLC, Class A (Financials)*	8,084,592

		538,686,463

United States – 6.8%
1,136,902	Aegon Ltd. (Financials)	8,636,624
40,037	Alcon AG (Health Care)	3,480,754
5,584	AP Moller – Maersk A/S, Class A(Industrials)(a)	13,677,623
5,582	AP Moller – Maersk A/S. Class B(Industrials)(a)	13,827,094
2,633,102	BP PLC (Energy)	16,909,177
26,943	Buzzi SpA (Materials)	1,558,133
35,708	Experian PLC (Industrials)	1,337,493
131,186	Ferrovial SE (Industrials)	9,782,943
697,974	GSK PLC (Health Care)	20,654,005
569,315	Haleon PLC (Health Care)	3,105,293
118,504	Holcim AG (Materials)*	10,921,999
94,451	Monday.com Ltd. (Information Technology)*	6,860,921
339,565	Nestle SA (Consumer Staples)	37,080,383
381,416	Novartis AG (Health Care)	64,722,434
60,335	QIAGEN NV (Health Care)	2,989,129
11,103	Roche Holding AG (Health Care)	5,506,384
133,713	Roche Holding AG (Health Care)	63,809,468
103,098	Sanofi SA (Health Care)	10,006,034
60,172	Schneider Electric SE (Industrials)	19,658,190
794,722	Shell PLC (Energy)	32,839,266
11,152	Spotify Technology SA (Communication Services)*	5,742,611
52,619	Swiss Re AG (Financials)	9,301,805
90,409	Tenaris SA (Energy)	2,467,967

		364,875,730

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Zambia -0.1%
149,793	First Quantum Minerals Ltd. (Materials)*	$4,485,498

TOTAL COMMON STOCKS (Cost $3,589,025,722)		5,491,358,112

Shares	Description	Rate	Value

Preferred Stocks – 0.2%

Germany – 0.2%
33,150	Henkel AG & Co. KGaA (Consumer Staples)	2.45%	3,255,685
107,683	Porsche Automobil Holding SE (Consumer Discretionary)	5.30	4,580,906
11,121	Volkswagen AG (Consumer Discretionary)(a)	6.26	1,328,814

TOTAL PREFERRED STOCKS (Cost $8,498,384)			9,165,405

Units	Description	Expiration Month	Value

Warrant – 0.0%

Canada – 0.0%
8,722	Constellation Software, Inc. (Information Technology)*(c)
(Cost $0)		03/40	–—

Shares	Dividend Rate		Value

Investment Company – 0.2%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
11,207,010	3.571%		11,207,010
(Cost $11,207,010)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,608,731,116)			5,511,730,527

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.3%(d)

Goldman Sachs Financial Square Government Fund – Institutional Shares
179,159,273	3.589%	$179,159,273
(Cost $179,159,273)

TOTAL INVESTMENTS – 103.3% (Cost $3,787,890,389)		$5,690,889,800

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%		(180,383,413)

NET ASSETS – 100.0%		$5,510,506,387

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value

Financials	26.2%
Industrials	18.7
Health Care	9.4
Consumer Discretionary	8.7
Information Technology	8.1
Consumer Staples	7.7
Materials	5.8
Energy	4.1
Communication Services	3.4
Utilities	3.3
Real Estate	1.3
Investment Company	0.2
Securities Lending Reinvestment Vehicle	3.1

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	40	03/20/26	$6,330,200	$27,007

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 4.7%
6,720	Capcom Co. Ltd. (Japan)	$154,651
22,640	KDDI Corp. (Japan)	387,327
1,045	Konami Group Corp. (Japan)	139,423
162,900	LY Corp. (Japan)	405,880
4,100	Nexon Co. Ltd. (Japan)	87,213
11,169	Nintendo Co. Ltd. (Japan)	643,492
457,679	NTT, Inc. (Japan)	449,397
400,020	SoftBank Corp. (Japan)	547,794
44,288	SoftBank Group Corp. (Japan)	1,159,927
3,700	Toho Co. Ltd. (Japan)(a)	37,089

		4,012,193

Consumer Discretionary – 15.9%
43,608	Aisin Corp. (Japan)	776,355
17,700	Asics Corp. (Japan)	543,499
9,678	Bandai Namco Holdings, Inc. (Japan)	263,081
12,982	Bridgestone Corp. (Japan)	315,642
9,208	Denso Corp. (Japan)	132,701
2,521	Fast Retailing Co. Ltd. (Japan)	1,114,649
33,636	Honda Motor Co. Ltd. (Japan)	341,369
2,920	Isuzu Motors Ltd. (Japan)	54,585
41,650	Pan Pacific International Holdings Corp. (Japan)	277,444
28,465	Panasonic Holdings Corp. (Japan)	462,551
48,800	Rakuten Group, Inc. (Japan)*	258,839
15,800	Ryohin Keikaku Co. Ltd. (Japan)	364,020
7,500	Sanrio Co. Ltd. (Japan)	275,068
12,814	Sekisui House Ltd. (Japan)	314,020
88,433	Sony Group Corp. (Japan)	2,063,484
33,540	Subaru Corp. (Japan)	637,287
18,952	Sumitomo Electric Industries
	Ltd. (Japan)	1,259,420
15,944	Suzuki Motor Corp. (Japan)	242,083
134,979	Toyota Motor Corp. (Japan)	3,306,932
5,067	Yamaha Motor Co. Ltd. (Japan)	40,341
4,990	Zensho Holdings Co. Ltd. (Japan)	317,347
39,984	ZOZO, Inc. (Japan)(a)	291,701

		13,652,418

Consumer Staples – 4.0%
30,858	Aeon Co. Ltd. (Japan)	440,066
8,704	Ajinomoto Co., Inc. (Japan)	276,967
26,129	Asahi Group Holdings Ltd. (Japan)	284,427
14,141	Japan Tobacco, Inc. (Japan)	542,272
6,972	Kao Corp. (Japan)	298,038
3,170	Kikkoman Corp. (Japan)	30,456
17,514	Kirin Holdings Co. Ltd. (Japan)	303,669
17,118	MatsukiyoCocokara & Co. (Japan)	283,865
26,441	Seven & i Holdings Co. Ltd.
	(Japan)(a)	371,825
16,365	Shiseido Co. Ltd. (Japan)	345,906
4,564	Suntory Beverage & Food Ltd. (Japan)	143,739

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
8,300	Tsuruha Holdings, Inc. (Japan)	$139,552

		3,460,782

Energy – 3.5%
142,895	ENEOS Holdings, Inc. (Japan)	1,361,907
110,192	Idemitsu Kosan Co. Ltd. (Japan)	1,052,338
23,408	Inpex Corp. (Japan)	569,739

		2,983,984

Financials – 18.1%
4,148	Chiba Bank Ltd. (The) (Japan)(a)	61,825
55,892	Dai-ichi Life Holdings, Inc. (Japan)	576,730
15,036	Daiwa Securities Group, Inc. (Japan)	158,522
21,552	Japan Exchange Group, Inc. (Japan)	294,791
11,089	Japan Post Bank Co. Ltd. (Japan)	217,412
41,944	Japan Post Holdings Co. Ltd. (Japan)	546,985
24,894	Japan Post Insurance Co. Ltd. (Japan)	813,510
54,989	Mitsubishi HC Capital, Inc. (Japan)	533,248
170,032	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,232,922
37,586	Mizuho Financial Group, Inc. (Japan)	1,721,553
23,750	MS&AD Insurance Group Holdings, Inc. (Japan)	665,685
84,115	Nomura Holdings, Inc. (Japan)	782,559
13,257	ORIX Corp. (Japan)	470,671
14,885	Resona Holdings, Inc. (Japan)	182,148
20,908	SBI Holdings, Inc. (Japan)	448,626
17,618	Sompo Holdings, Inc. (Japan)	704,720
265,563	Sony Financial Group, Inc. (Japan)*	271,984
51,784	Sumitomo Mitsui Financial Group, Inc. (Japan)	1,989,103
7,146	Sumitomo Mitsui Trust Group, Inc. (Japan)	250,963
9,331	T&D Holdings, Inc. (Japan)	251,855
29,954	Tokio Marine Holdings, Inc. (Japan)	1,252,264
10,036	Yokohama Financial Group, Inc. (Japan)	108,636

		15,536,712

Health Care – 5.4%
30,602	Astellas Pharma, Inc. (Japan)	509,919
6,062	Chugai Pharmaceutical Co. Ltd. (Japan)	405,945
20,247	Daiichi Sankyo Co. Ltd. (Japan)	397,353
8,088	Eisai Co. Ltd. (Japan)	271,508
5,138	Hoya Corp. (Japan)	930,188
5,700	Kyowa Kirin Co. Ltd. (Japan)	105,329
25,001	Olympus Corp. (Japan)	244,686
7,476	Otsuka Holdings Co. Ltd. (Japan)	512,845
6,503	Shionogi & Co. Ltd. (Japan)	152,615
13,869	Sysmex Corp. (Japan)	130,762

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
23,104	Takeda Pharmaceutical Co. Ltd. (Japan)	$861,119
7,378	Terumo Corp. (Japan)	99,712

		4,621,981

Industrials – 27.6%
6,000	AGC, Inc. (Japan)	266,325
24,245	ANA Holdings, Inc. (Japan)	528,459
6,229	Central Japan Railway Co. (Japan)	183,848
9,472	Dai Nippon Printing Co. Ltd. (Japan)	197,175
1,996	Daifuku Co. Ltd. (Japan)	82,742
2,444	Daikin Industries Ltd. (Japan)	311,752
7,972	East Japan Railway Co. (Japan)	197,098
4,000	Ebara Corp. (Japan)	141,989
7,987	FANUC Corp. (Japan)	363,885
1,628	Fuji Electric Co. Ltd. (Japan)	145,047
5,400	Fujikura Ltd. (Japan)	925,739
9,038	Hankyu Hanshin Holdings, Inc. (Japan)(a)	263,687
538	Hikari Tsushin, Inc. (Japan)	152,346
73,293	Hitachi Ltd. (Japan)	2,453,350
18,700	IHI Corp. (Japan)	515,395
85,765	ITOCHU Corp. (Japan)	1,246,991
28,946	Japan Airlines Co. Ltd. (Japan)(a)	598,480
9,363	Kajima Corp. (Japan)	428,314
2,700	Kawasaki Heavy Industries Ltd. (Japan)	315,699
8,361	Kawasaki Kisen Kaisha Ltd. (Japan)(a)	134,579
12,675	Komatsu Ltd. (Japan)	611,566
18,997	Kubota Corp. (Japan)(a)	386,450
3,565	Makita Corp. (Japan)	138,261
23,963	Marubeni Corp. (Japan)	922,144
4,604	MINEBEA MITSUMI, Inc. (Japan)	99,202
53,849	Mitsubishi Corp. (Japan)	1,824,571
28,301	Mitsubishi Electric Corp. (Japan)	1,085,997
52,381	Mitsubishi Heavy Industries Ltd. (Japan)	1,682,231
35,850	Mitsui & Co. Ltd. (Japan)	1,348,350
21,278	MonotaRO Co. Ltd. (Japan)	283,548
8,856	NIDEC Corp. (Japan)	139,654
11,968	Nippon Yusen KK (Japan)(a)	411,569
8,723	Obayashi Corp. (Japan)	246,730
22,759	Recruit Holdings Co. Ltd. (Japan)	1,000,886
6,734	Secom Co. Ltd. (Japan)	260,432
1,300	Seibu Holdings, Inc. (Japan)(a)	38,636
13,359	Sekisui Chemical Co. Ltd. (Japan)	260,891
7,700	Shimizu Corp. (Japan)	172,273
219	SMC Corp. (Japan)	105,793
26,905	Sumitomo Corp. (Japan)	1,148,234
3,043	Taisei Corp. (Japan)	396,443
21,880	Tokyu Corp. (Japan)	279,938
778	Toyota Industries Corp. (Japan)	100,810
24,386	Toyota Tsusho Corp. (Japan)	1,091,493

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
11,248	West Japan Railway Co. (Japan)	$241,638

		23,730,640

Information Technology – 13.7%
14,483	Advantest Corp. (Japan)	2,490,751
13,529	Canon, Inc. (Japan)	412,651
1,516	Disco Corp. (Japan)	733,118
7,756	FUJIFILM Holdings Corp. (Japan)	161,156
26,090	Fujitsu Ltd. (Japan)	599,590
2,700	Ibiden Co. Ltd. (Japan)	164,931
2,259	Keyence Corp. (Japan)	955,834
1,400	Kioxia Holdings Corp. (Japan)*	190,194
7,968	Kyocera Corp. (Japan)	141,038
2,048	Lasertec Corp. (Japan)	441,542
21,886	Murata Manufacturing Co. Ltd. (Japan)	575,870
27,942	NEC Corp. (Japan)	775,664
2,693	Nomura Research Institute Ltd. (Japan)	75,326
2,835	Obic Co. Ltd. (Japan)	76,266
901	Oracle Corp. Japan (Japan)	54,432
5,268	Otsuka Corp. (Japan)	106,254
22,983	Renesas Electronics Corp. (Japan)	437,063
1,687	SCREEN Holdings Co. Ltd. (Japan)	247,715
7,830	Shimadzu Corp. (Japan)	218,613
30,860	TDK Corp. (Japan)	479,232
3,997	TIS, Inc. (Japan)	82,538
7,051	Tokyo Electron Ltd. (Japan)	1,987,603
9,296	Yokogawa Electric Corp. (Japan)	371,840

		11,779,221

Materials – 4.0%
23,006	Asahi Kasei Corp. (Japan)	271,799
44,361	JFE Holdings, Inc. (Japan)(a)	625,245
139,908	Mitsubishi Chemical Group Corp. (Japan)	1,039,957
72,980	Nippon Steel Corp. (Japan)	297,296
9,075	Nitto Denko Corp. (Japan)	211,406
17,352	Shin-Etsu Chemical Co. Ltd. (Japan)	685,522
3,100	Sumitomo Metal Mining Co. Ltd. (Japan)	250,680
7,621	Toray Industries, Inc. (Japan)	65,410

		3,447,315

Real Estate – 1.6%
6,695	Daito Trust Construction Co. Ltd. (Japan)	154,376
6,423	Daiwa House Industry Co. Ltd. (Japan)	232,154
15,239	Hulic Co. Ltd. (Japan)	201,950
9,897	Mitsubishi Estate Co. Ltd. (Japan)	334,580
10,872	Mitsui Fudosan Co. Ltd. (Japan)	146,689
207	Nippon Building Fund, Inc. REIT (Japan)	192,648

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
4,296	Sumitomo Realty &
	Development Co. Ltd. (Japan)	$145,507

		1,407,904

Utilities – 1.4%
14,593	Chubu Electric Power Co., Inc. (Japan)	246,527
14,228	Kansai Electric Power Co., Inc. (The) (Japan)	257,266
9,857	Osaka Gas Co. Ltd. (Japan)	411,390
6,803	Tokyo Gas Co. Ltd. (Japan)	333,603

		1,248,786

TOTAL COMMON STOCKS (Cost $59,127,521)		85,881,936

Shares	Dividend Rate	Value

Investment Company - 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
40,454	3.571%	40,454
(Cost $40,454)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $59,167,975)		85,922,390

Securities Lending Reinvestment Vehicle – 3.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,849,966	3.589%	2,849,966
(Cost $2,849,966)

TOTAL lNVESTMENTS – 103.2% (Cost $62,017,941)		$88,772,356

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%		(2,768,488)

NET ASSETS – 100.0%		$86,003,868

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:

REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 10.9%
1,398,162	Alphabet, Inc., Class A	$435,890,985
707,282	Alphabet, Inc., Class C	220,268,833
93,890	AST SpaceMobile, Inc.*(a)	7,435,149
1,916,515	AT&T, Inc.	53,681,585
138,752	Charter Communications, Inc ., Class A*	32,555,382
1,063,259	Comcast Corp., Class A	32,918,499
64,962	EchoStar Corp., Class A*	7,505,060
149,212	Electronic Arts, Inc.	29,927,451
479,892	Fox Corp., Class A(a)	27,037,115
486,073	Fox Corp., Class B	25,144,557
107,322	Live Nation Entertainment, Inc.*	17,401,189
551,398	Meta Platforms, Inc., Class A	357,405,156
743,632	Netflix, Inc.*	71,567,144
343,633	Omnicom Group, Inc.	29,308,459
1,404,694	Pinterest, Inc ., Class A*	24,062,408
154,220	Reddit, Inc., Class A*	22,486,818
120,638	ROBLOX Corp., Class A*	8,283,005
73,124	Take-Two Interactive Software, Inc.*	15,464,263
54,108	TKO Group Holdings, Inc.	12,113,158
58,182	T-Mobile US, Inc.	12,630,730
1,030,402	Verizon Communications, Inc.	51,664,356
349,422	Walt Disney Co. (The)	37,052,709
2,497,731	Warner Bros Discovery, Inc.*	70,361,082

		1,602,165,093

Consumer Discretionary – 10.4%
23,635	Airbnb, Inc., Class A*	3,193,325
2,248,925	Amazon.com, Inc .*	472,274,250
7,484	AutoZone, Inc.*	28,106,761
12,690	Booking Holdings, Inc.	53,797,352
30,947	Burlington Stores, Inc.*	9,496,706
893,593	Carnival Corp.	28,192,859
21,525	Carvana Co.*	7,192,794
180,903	D.R. Horton, Inc.	29,015,032
26,376	Darden Restaurants, Inc.	5,640,508
14,457	Dick’s Sporting Goods, Inc.	2,943,879
36,400	DoorDash, Inc., Class A*	6,423,508
138,818	eBay, Inc.	12,613,003
92,797	Expedia Group, Inc.	20,015,385
55,498	Flutter Entertainment PLC*	5,890,558
2,892,602	Ford Motor Co.	40,756,762
16,232	Garmin Ltd.	4,103,937
92,280	General Motors Co.	7,263,359
88,417	Genuine Parts Co.	10,544,611
46,507	Hilton Worldwide Holdings, Inc.	14,499,952
210,200	Home Depot, Inc. (The)	80,027,344
56,382	Las Vegas Sands Corp.	3,197,987
186,792	Lowe’s Cos., Inc.	49,419,559
29,843	Marriott International, Inc., Class A	10,198,248
90,587	McDonald’s Corp.	30,895,602
267,176	NIKE, Inc., Class B	16,613,004
1,786	NVR, Inc.*	13,426,773
427,405	O’Reilly Automotive, Inc.*	40,124,781
211,152	PulteGroup, Inc.	28,970,054
77,446	Ralph Lauren Corp.	28,081,920
65,815	Ross Stores, Inc.	13,534,197

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
26,009	Royal Caribbean Cruises Ltd.	$8,087,759
32,977	Somnigroup International, Inc.	2,951,771
298,694	Tapestry, Inc.	46,437,956
444,425	Tesla, Inc.*	178,885,507
440,126	TJX Cos., Inc. (The)	71,150,769
241,928	Tractor Supply Co.	12,541,548
81,780	Ulta Beauty, Inc.*	56,002,126
53,057	Viking Holdings Ltd.*	4,139,507
178,334	Williams-Sonoma, Inc.	36,674,387
200,386	Yum! Brands, Inc.	33,696,910

		1,527,022,250

Consumer Staples – 6.8%
469,030	Altria Group, Inc.	32,381,831
444,448	Archer-Daniels-Midland Co.	30,684,690
25,812	Bunge Global SA	3,114,218
18,661	Casey’s General Stores, Inc.	12,793,795
151,862	Church & Dwight Co., Inc.	15,924,249
612,910	Coca-Cola Co. (The)	49,988,940
542,878	Colgate-Palmolive Co.	53,820,925
50,180	Constellation Brands, Inc., Class A	7,921,415
96,300	Costco Wholesale Corp.	97,339,077
251,206	Dollar General Corp.	39,248,425
307,917	Dollar Tree, Inc.*	38,945,342
308,248	Estee Lauder Cos., Inc. (The), Class A	33,743,909
291,602	General Mills, Inc.	13,189,159
23,742	Hershey Co. (The)	5,609,760
88,860	Kimberly-Clark Corp.	9,902,558
1,182,194	Kraft Heinz Co. (The)	29,093,794
688,768	Kroger Co. (The)	47,001,528
154,605	McCormick & Co., Inc.	10,983,139
340,634	Monster Beverage Corp.*	29,056,080
207,986	PepsiCo, Inc.	35,303,544
259,585	Philip Morris International, Inc.	48,498,266
350,904	Procter & Gamble Co. (The)	58,671,149
490,333	Sysco Corp.	44,698,756
232,319	Target Corp.	26,435,579
424,776	Tyson Foods, Inc., Class A	27,606,192
392,074	US Foods Holding Corp.*	37,878,269
1,199,988	Walmart, Inc.	153,538,465

		993,373,054

Energy – 2.6%
79,169	Baker Hughes Co .	5,166,569
18,241	Cheniere Energy, Inc.	4,299,951
190,153	Chevron Corp.	35,512,974
84,079	ConocoPhillips	9,539,603
385,943	Coterra Energy, Inc.	11,805,996
288,462	Devon Energy Corp.	12,556,751
67,020	EOG Resources, Inc.	8,315,842
236,544	EQT Corp.	14,528,532
53,906	Expand Energy Corp.	5,817,536
670,301	Exxon Mobil Corp.	102,220,903
555,591	Halliburton Co.	20,001,276
604,009	Kinder Morgan, Inc.	20,095,379
111,403	Marathon Petroleum Corp.	22,081,189
396,750	Occidental Petroleum Corp.	21,059,490
56,195	ONEOK, Inc.	4,651,260

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
28,157	Phillips 66	$4,345,470
213,385	SLB Ltd.	10,955,186
28,294	Targa Resources Corp.	6,671,725
91,202	TechnipFMC PLC (United Kingdom)	6,047,605
152,986	Valero Energy Corp.	31,307,055
299,849	Williams Cos., Inc. (The)	22,404,717

		379,385,009

Financials – 12.4%
113,916	Aflac, Inc.	12,864,534
75,769	Allstate Corp. (The)	16,253,966
115,854	American Express Co.	35,787,301
177,210	American International Group, Inc.	14,263,633
81,718	Ameriprise Financial, Inc.	38,417,266
40,926	Aon PLC, Class A	13,729,445
64,472	Apollo Global Management, Inc.	6,743,771
130,462	Arch Capital Group Ltd.*	13,065,769
1,171,697	Bank of America Corp.	58,385,661
476,387	Bank of New York Mellon Corp. (The)	56,737,692
298,468	Berkshire Hathaway, Inc., Class B*	150,711,417
16,494	Blackrock, Inc.	17,536,916
77,372	Blackstone, Inc.	8,771,664
283,623	Block, Inc .*	18,066,785
160,420	Capital One Financial Corp.	31,384,569
51,708	Cboe Global Markets, Inc.	15,497,922
173,744	Charles Schwab Corp. (The)	16,540,429
84,880	Chubb Ltd.	28,932,197
110,225	Cincinnati Financial Corp.	18,074,695
476,787	Citigroup, Inc.	52,537,159
244,696	Citizens Financial Group, Inc.	14,728,252
91,287	CME Group, Inc.	29,166,196
13,437	Corpay, Inc.*	4,368,369
227,004	Fifth Third Bancorp	11,229,888
5,127	First Citizens BancShares, Inc., Class A	9,731,815
349,722	Fiserv, Inc.*	21,784,183
240,296	Global Payments, Inc.	18,373,032
231,537	Hartford Insurance Group, Inc. (The)	32,607,356
624,463	Huntington Bancshares, Inc.	10,490,978
88,916	Interactive Brokers Group, Inc., Class A	6,329,930
138,312	Intercontinental Exchange, Inc.	22,701,149
603,102	JPMorgan Chase & Co.	181,111,531
306,413	KeyCorp	6,355,006
346,403	Loews Corp.	38,111,258
12,675	LPL Financial Holdings, Inc.(a)	3,807,316
57,925	M&T Bank Corp.	12,568,566
11,211	Markel Group, Inc.*	23,234,461
99,935	Marsh & McLennan Cos., Inc.	18,661,862
208,826	Mastercard, Inc., Class A	108,006,895
165,018	MetLife, Inc.	11,892,847
74,681	Moody’s Corp.	35,666,899
274,314	Morgan Stanley	45,676,024
170,920	Nasdaq, Inc.	14,969,174

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
243,332	Northern Trust Corp.	$34,818,376
316,149	PayPal Holdings, Inc.	14,609,245
65,671	PNC Financial Services Group,
	Inc. (The)	13,945,237
168,524	Principal Financial Group, Inc.	16,080,560
104,712	Progressive Corp. (The)	22,372,766
141,257	Prudential Financial, Inc.	13,896,864
116,465	Raymond James Financial, Inc.	17,828,462
383,092	Regions Financial Corp.	10,661,450
159,907	Robinhood Markets, Inc., Class A*	12,128,946
246,222	Rocket Cos., Inc ., Class A	4,478,778
18,276	S&P Global, Inc.	8,075,799
360,098	SoFi Technologies, Inc.*	6,395,340
365,737	State Street Corp.	47,041,093
522,773	Synchrony Financial	36,128,842
232,381	T. Rowe Price Group, Inc.	21,990,214
73,206	Travelers Cos., Inc. (The)	22,594,300
217,905	Truist Financial Corp.	10,744,896
370,215	US Bancorp	20,235,952
363,955	Visa, Inc., Class A	116,516,554
210,977	W R Berkley Corp.	15,127,051
517,576	Wells Fargo & Co.	42,156,565
54,452	Willis Towers Watson PLC	16,617,117

		1,830,320,185

Health Care – 9.8%
204,407	Abbott Laboratories	23,782,754
290,291	AbbVie, Inc.	67,370,735
93,046	Agilent Technologies, Inc.	11,293,924
64,947	Alnylam Pharmaceuticals, Inc.*	21,622,155
35,475	Amgen, Inc.	13,769,976
14,779	Becton Dickinson & Co.	2,608,198
195,918	Biogen, Inc.*	37,580,991
263,612	Boston Scientific Corp.*	20,258,582
527,815	Bristol-Myers Squibb Co.	32,919,822
124,980	Cardinal Health, Inc.	28,649,165
80,523	Cencora, Inc.	29,965,829
483,268	Centene Corp.*	21,689,068
95,038	Cigna Group (The)	27,543,913
379,190	CVS Health Corp.	30,297,281
56,221	Danaher Corp.	11,842,391
163,824	Edwards Lifesciences Corp.*	14,165,861
40,543	Elevance Health, Inc .	12,973,760
170,107	Eli Lilly & Co.	178,950,863
37,144	Exact Sciences Corp.*	3,839,947
63,722	GE HealthCare Technologies, Inc.	5,369,853
266,827	Gilead Sciences, Inc.	39,743,882
24,718	HCA Healthcare, Inc.	13,093,125
141,592	Hologic, Inc.*	10,670,373
87,942	Humana, Inc.	16,756,469
76,634	IDEXX Laboratories, Inc.*	50,327,847
58,871	Illumina, Inc.*	7,915,795
191,760	Incyte Corp.*	19,419,535
60,104	Insmed, Inc.*	8,975,330
98,076	Insulet Corp.*	24,186,522
30,340	Intuitive Surgical, Inc.*	15,276,493
83,068	IQVIA Holdings, Inc.*	14,853,389

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
506,622	Johnson & Johnson	$125,860,104
87,066	Labcorp Holdings, Inc.	25,172,522
25,333	McKesson Corp.	25,013,044
221,679	Medtronic PLC	21,649,171
431,043	Merck & Co., Inc.	53,371,744
35,378	Mettler-Toledo International, Inc.*	48,350,759
191,595	Natera, Inc.*	39,859,424
383,383	Pfizer, Inc.	10,600,540
165,859	Quest Diagnostics, Inc.	35,147,181
23,991	Regeneron Pharmaceuticals, Inc.	18,753,045
28,593	ResMed, Inc.	7,327,242
51,704	REVOLUTION Medicines, Inc.*	5,274,842
557,766	Royalty Pharma PLC, Class A	25,774,367
94,944	STERIS PLC	23,959,118
57,688	Stryker Corp.	22,351,793
66,818	Tenet Healthcare Corp.*	15,995,561
35,739	Thermo Fisher Scientific, Inc.	18,623,950
12,577	United Therapeutics Corp.*	6,337,550
130,233	UnitedHealth Group, Inc.	38,193,432
31,324	Vertex Pharmaceuticals, Inc.*	15,562,703
15,083	Waters Corp.*	4,817,209
186,376	Zimmer Biomet Holdings, Inc.	18,346,853
119,215	Zoetis, Inc.	15,629,087

		1,439,685,069

Industrials – 9.3%
36,938	3M Co.	6,106,590
77,046	AMETEK, Inc.	18,430,944
69,175	Automatic Data Processing, Inc.	14,828,353
76,560	Bloom Energy Corp., Class A*	11,918,095
49,572	Boeing Co. (The)*	11,279,117
91,245	Broadridge Financial Solutions, Inc.	16,959,708
20,505	BWX Technologies, Inc.	4,223,620
67,982	C.H. Robinson Worldwide, Inc.	12,593,665
67,296	Caterpillar, Inc.	49,989,488
190,161	Cintas Corp.	38,247,082
11,035	Comfort Systems USA, Inc.	15,773,098
73,781	Copart, Inc.*	2,810,318
78,474	CSX Corp.	3,350,055
23,103	Cummins, Inc.	13,489,149
19,599	Curtiss-Wright Corp.	13,725,768
10,768	Deere & Co.	6,780,717
411,261	Delta Air Lines, Inc.	27,019,848
81,920	Dover Corp.	18,472,960
15,339	Eaton Corp. PLC	5,766,237
41,851	EMCOR Group, Inc.	30,326,072
61,722	Emerson Electric Co.	9,304,591
72,965	Expeditors International of Washington, Inc.	10,582,114
1,046,638	Fastenal Co.	48,187,213
64,509	FedEx Corp.	24,964,983
112,917	Ferguson Enterprises, Inc.	29,444,237
623,799	Fortive Corp.	36,928,901
25,462	FTAI Aviation Ltd.	7,786,280
42,737	GE Vernova, Inc.	37,335,043
67,822	General Dynamics Corp.	24,215,845
155,997	General Electric Co.	53,391,533

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
10,939	HEICO Corp.(a)	$3,494,573
11,666	HEICO Corp., Class A	2,801,123
61,259	Honeywell International, Inc.	14,922,080
87,249	Howmet Aerospace, Inc.	22,905,480
18,011	Hubbell, Inc.	9,214,968
85,981	Illinois Tool Works, Inc.	24,988,658
179,992	Ingersoll Rand, Inc.	16,944,447
37,785	J.B. Hunt Transport Services, Inc.	8,819,397
122,584	Jacobs Solutions, Inc.	16,899,430
164,139	Johnson Controls International PLC	23,685,258
63,998	Kratos Defense & Security Solutions, Inc.*	5,515,348
81,084	L3Harris Technologies, Inc.	29,558,361
125,716	Leidos Holdings, Inc.	22,012,872
33,957	Lennox International, Inc.	19,353,453
24,411	Lockheed Martin Corp.	16,064,391
22,205	MasTec, Inc.*	6,617,534
19,455	Norfolk Southern Corp.	6,123,267
22,598	Northrop Grumman Corp.	16,369,539
131,069	Otis Worldwide Corp.	12,131,747
44,276	PACCAR, Inc.	5,582,761
17,856	Parker-Hannifin Corp.	18,019,918
58,030	Paychex, Inc.	5,434,509
172,371	Pentair PLC	17,097,479
30,239	Quanta Services, Inc.	17,026,976
97,547	Republic Services, Inc.	22,338,263
173,869	Rocket Lab Corp.*	12,014,348
9,340	Rockwell Automation, Inc.	3,805,583
734,457	Rollins, Inc.	44,721,087
193,145	RTX Corp.	39,135,040
68,285	Snap-on, Inc.	26,304,748
70,082	Southwest Airlines Co.	3,452,239
421,511	SS&C Technologies Holdings, Inc.	31,735,563
117,344	Symbotic, Inc.*	6,428,104
34,604	Trane Technologies PLC	15,998,121
5,797	TransDigm Group. Inc.	7,552,274
175,355	Uber Technologies, Inc.*	13,225,274
19,716	Union Pacific Corp.	5,224,346
261,204	United Airlines Holdings, Inc.*	27,765,985
261,970	Veralto Corp.	25,523,737
18,031	Verisk Analytics, Inc.	3,742,695
41,155	Vertiv Holdings Co., Class A	10,489,998
52,946	W.W. Grainger, Inc.	60,608,874
74,661	Waste Management, Inc.	17,981,355
114,905	Westinghouse Air Brake Technologies Corp.	30,329,175
21,447	Woodward, Inc.	8,294,842
80,286	Xylem, Inc.	10,401,854

		1,372,888,698

Information Technology – 32.3%
126,785	Accenture PLC, Class A	26,462,565
167,334	Adobe, Inc.*	43,910,115
182,658	Advanced Micro Devices, Inc.*	36,569,958
266,055	Amphenol Corp., Class A	38,859,993
41,431	Analog Devices, Inc.	14,740,735
3,594,628	Apple, Inc.	949,628,825

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
198,026	Applied Materials, Inc.	$73,725,080
126,225	AppLovin Corp., Class A*	54,878,843
126,124	Arista Networks, Inc.*	16,837,554
30,115	Astera Labs, Inc.*	3,578,565
264,590	Atlassian Corp., Class A*	19,878,647
118,543	Autodesk, Inc.*	29,146,167
999,428	Broadcom, Inc.	319,367,217
56,665	Cadence Design Systems, Inc.*	17,078,831
140,172	CDW Corp.	17,190,694
49,094	Ciena Corp.*	17,119,078
795,488	Cisco Systems, Inc.	63,209,476
43,392	Cloudflare, Inc., Class A*	7,471,668
440,445	Cognizant Technology Solutions Corp., Class A	28,377,871
28,523	Coherent Corp.*	7,385,460
238,494	Corning, Inc.	35,864,728
24,932	Crowdstrike Holdings, Inc., Class A*	9,274,205
34,596	Dell Technologies, Inc., Class C	5,122,976
28,974	Fair Isaac Corp.*	40,834,797
65,422	First Solar, Inc.*	12,901,218
288,758	Fortinet, Inc.*	22,820,545
115,387	Gartner, Inc.*	18,138,836
663,809	Hewlett Packard Enterprise Co.	14,251,979
706,795	HP, Inc.	13,422,037
95,882	HubSpot, Inc.*	25,361,748
482,214	Intel Corp.*	21,993,781
182,536	International Business Machines Corp.	43,846,973
36,462	Intuit, Inc.	14,914,052
104,603	Jabil, Inc.	27,718,749
66,180	Keysight Technologies, Inc.*	20,339,099
32,075	KLA Corp.	48,899,941
340,763	Lam Research Corp.	79,701,058
20,754	Lumentum Holdings, Inc.*	14,546,686
77,120	Marvell Technology, Inc.	6,299,933
152,232	Micron Technology, Inc.	62,775,910
1,748,594	Microsoft Corp.	686,742,808
7,948	MongoDB, Inc.*	2,610,680
2,513	Monolithic Power Systems, Inc.	2,871,706
40,497	Motorola Solutions, Inc.	19,530,083
219,913	NetApp, Inc.	21,777,984
5,970,548	NVIDIA Corp.	1,057,921,400
122,339	Okta, Inc.*	8,869,578
556,272	ON Semiconductor Corp.*	36,980,963
153,554	Oracle Corp.	22,326,752
358,074	Palantir Technologies, Inc., Class A*	49,124,172
39,105	Palo Alto Networks, Inc.*	5,823,517
74,875	PTC, Inc.*	11,724,676
465,183	Pure Storage, Inc., Class A*	29,874,052
115,103	Qnity Electronics, Inc.	14,590,456
337,269	QUALCOMM, Inc.	48,013,615
76,851	Roper Technologies, Inc.	26,877,100
166,559	Salesforce, Inc.	32,444,028
25,777	Sandisk Corp.*	16,377,675
64,103	Seagate Technology Holdings PLC	26,143,768
133,399	ServiceNow, Inc.*	14,408,426

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
15,996	Snowflake, Inc.*	$2,693,886
20,754	Strategy, Inc.*	2,687,643
98,672	Super Micro Computer, Inc.*	3,195,986
10,854	Synopsys, Inc.*	4,493,556
126,097	TE Connectivity PLC (Switzerland)	29,021,225
49,207	Teledyne Technologies, Inc.*	33,514,888
30,950	Teradyne, Inc.	9,904,929
61,990	Texas Instruments, Inc.	13,148,699
243,103	Trimble, Inc.*	16,256,298
101,340	Twilio, Inc., Class A*	12,258,086
17,415	Tyler Technologies, Inc.*	6,176,926
18,116	Ubiquiti, Inc.	13,894,791
254,532	VeriSign, Inc.	58,018,024
199,284	Western Digital Corp.	55,739,735
32,464	Workday, Inc., Class A*	4,342,385
226,845	Zoom Communications, Inc., Class A*	16,772,919
17,891	Zscaler, Inc.*	2,629,798

		4,744,229,806

Materials – 1.5%
15,005	Air Products and Chemicals, Inc.	4,136,428
22,528	Albemarle Corp.	4,025,078
237,260	Corteva, Inc.	19,009,271
79,551	CRH PLC	9,544,529
234,984	DuPont de Nemours, Inc.	11,758,599
68,433	Ecolab, Inc.	21,101,316
110,914	Freeport-McMoRan, Inc.	7,551,025
274,893	Hecla Mining Co.	6,847,585
42,699	International Flavors & Fragrances, Inc.	3,511,139
49,487	Linde PLC	25,143,355
22,407	Martin Marietta Materials, Inc.	15,159,904
270,995	Newmont Corp.	35,229,350
59,380	Packaging Corp. of America	13,784,473
48,670	PPG Industries, Inc.	5,999,551
22,011	Royal Gold, Inc.	6,598,678
41,447	Sherwin-Williams Co. (The)	15,028,268
29,624	Southern Copper Corp. (Mexico)	6,466,919
16,331	Steel Dynamics, Inc.	3,154,006
40,923	Vulcan Materials Co.	12,686,130

		226,735,604

Real Estate – 1.1%
83,076	AvalonBay Communities, Inc. REIT	14,723,559
64,356	CBRE Group, Inc., Class A*	9,502,807
193,529	Equity Residential REIT	12,232,968
41,326	Essex Property Trust, Inc. REIT	10,542,676
568,748	Invitation Homes, Inc. REIT	14,980,822
116,033	Mid-America Apartment Communities, Inc. REIT	15,532,177
22,788	Prologis, Inc. REIT	3,248,885
12,686	Public Storage REIT	3,895,363
276,905	Realty Income Corp. REIT	18,552,635
224,359	UDR, Inc. REIT	8,413,463
146,730	Ventas, Inc. REIT	12,642,257
776,960	VICI Properties, Inc. REIT	23,471,962

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
95,598	Welltower, Inc. REIT	$19,800,258

		167,539,832

Utilities – 2.6%
232,094	Alliant Energy Corp.	16,789,680
135,744	Ameren Corp.	15,377,080
92,470	American Electric Power Co., Inc.	12,374,335
23,037	American Water Works Co., Inc.	3,133,723
113,675	Atmos Energy Corp.	21,233,353
421,247	CenterPoint Energy, Inc.	18,324,245
138,608	CMS Energy Corp.	10,821,127
72,259	Consolidated Edison, Inc.	8,130,583
10,341	Constellation Energy Corp.	3,411,289
76,929	Dominion Energy, Inc.	4,857,297
97,527	DTE Energy Co.	14,457,403
137,176	Duke Energy Corp.	17,949,480
90,661	Edison International	6,776,003
132,368	Entergy Corp.	14,177,936
243,177	Evergy, Inc.	20,344,188
90,805	Eversource Energy	6,920,249
285,739	Exelon Corp.	14,135,508
272,734	FirstEnergy Corp.	13,953,071
148,205	NextEra Energy, Inc.	13,897,183
421,600	NiSource, Inc.	19,941,680
198,015	NRG Energy, Inc.	35,436,764
303,448	PG&E Corp.	5,765,512
362,956	PPL Corp.	14,148,025
82,624	Public Service Enterprise Group, Inc.	7,111,448
94,595	Sempra	9,106,661
143,568	Southern Co. (The)	13,980,652
87,062	Vistra Corp.	15,139,211
132,197	WEC Energy Group, Inc.	15,461,761
131,693	Xcel Energy, Inc.	10,977,928

		384,133,375

TOTAL COMMON STOCKS (Cost $9,055,039,456)		14,667,477,975

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
24,639,643	3.571%	24,639,643
(Cost $24,639,643)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $9,079,679,099)		14,692,117,618

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,405,231	3.589%	$8,405,231
(Cost $8,405,231)

TOTAL INVESTMENT – 100.0%
(Cost $9,088,084,330)		$14,700,522,849

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		3,585,395

NET ASSETS – 100.0%		$14,704,108,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	42	03/20/26	$14,466,900	$(26,000)

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Communication Services – 3.0%
5,613	Advantage Solutions, Inc.*	$2,932
29,377	AMC Networks, Inc., Class A*	240,010
60,874	Angi, Inc.*	473,600
4,063	Atlanta Braves Holdings, Inc., Class A*(a)	196,690
7,437	Atlanta Braves Holdings, Inc., Class C*	325,071
36,617	Bandwidth, Inc Class A*	542,664
15,959	Boston Omaha Corp., Class A*	197,094
57,779	Bumble, Inc., Class A*	175,648
2,077	Cable One, Inc.*	199,288
53,990	Cargurus, Inc.*	1,657,493
55,764	Cars.com, Inc.*	476,225
19,493	Cinemark Holdings. Inc.	550,482
48,458	CuriosityStream, Inc.(a)	163,788
19,782	EchoStar Corp., Class A*	2,285,414
41,510	EverQuote, Inc., Class A*	655,858
92,985	EW Scripps Co. (The), Class A*	385,888
117,899	fuboTV, Inc., Class A*	137,942
4,876	Gambling.com Group Ltd. (Malta)*	21,259
86,126	Getty Images Holdings. Inc.*	67,006
5,536	Globalstar, Inc.*	344,727
38,603	Gogo, Inc.*	163,291
112,015	Gray Media. Inc.	581,358
16,563	Grindr, Inc. (Singapore)*	188,487
20,879	Ibotta, Inc., Class A*(a)	521,349
23,913	IDT Corp., Class B	1,218,367
16,232	IMAX Corp.*	695,217
20,620	John Wiley & Sons, Inc Class A	639,632
42,865	Liberty Latin America Ltd., Class A (Puerto Rico)*	336,062
62,528	Liberty Latin America Ltd., Class C (Puerto Rico)*	496,472
194,154	Lumen Technologies, Inc.*	1,380,435
12,818	Madison Square Garden Entertainment Corp.*	809,328
18,071	Magnite. Inc.*	246,127
21,338	Marcus Corp. (The)	359,119
49,822	MediaAlpha, Inc., Class A*(a)	495,231
95,631	Nextdoor Holdings, Inc.*	167,354
34,494	Nexxen International Ltd. (Israel)*	222,141
84,133	Playtika Holding Corp.	259,971
32,594	QuinStreet, Inc.*	382,002
17,959	Scholastic Corp.	624,434
28,664	Shutterstock, Inc.	481,555
5,344	Sinclair, Inc.	87,321
4,442	Sphere Entertainment Co.*	528,642
20,659	Spok Holdings. Inc.	250,800
45,217	Stagwell, Inc.*	217,946
43,079	TEGNA, Inc.	902,505
27,179	Telephone and Data Systems, Inc.	1,216,260
50,449	Thryv Holdings, Inc.*	117,042
33,100	TripAdvisor, Inc.*	334,641
50,709	Uniti Group, Inc.*	371,190
182,218	USA TODAY Co., Inc.*	1,084,197

Shares	Description	Value

Common Stocks – (continued)

Communication Services – (continued)
13,945	Webtoon Entertainment, Inc. (South Korea)*(a)	$156,881
61,578	Yelp, Inc.*	1,372,574
16,525	Ziff Davis, Inc.*	447,497

		26,454,507

Consumer Discretionary – 10.7%
18,288	1-800-Flowers.com, Inc., Class A*(a)	63,642
17,235	Abercrombie & Fitch Co., Class A*	1,685,583
8,978	Academy Sports & Outdoors, Inc.	539,847
18,889	Accel Entertainment, Inc.*	214,579
10,070	Acushnet Holdings Corp.	1,030,463
29,798	Adient PLC*	724,687
45,897	American Eagle Outfitters, Inc.	1,127,689
10,891	American Outdoor Brands, Inc.*	99,108
26,024	American Public Education, Inc.*	1,192,420
1,773	America’s Car-Mart, Inc.*	35,389
45,197	Arko Corp.	290,617
4,314	Asbury Automotive Group, Inc.*	922,247
12,413	Bassett Furniture Industries, Inc.	185,823
16,843	Bcazer Homes USA, Inc.*	430,844
76,427	Bed Bath & Beyond, Inc.*(a)	407,356
10,087	BJ’s Restaurants, Inc.*	383,205
38,601	Bloomin’ Brands, Inc.	236,238
4,299	Boot Barn Holdings, Inc.*	813,457
23,355	Brightstar Lottery PLC	316,694
10,576	Brinker International, Inc.*	1,567,363
25,462	Buckle, Inc. (The)	1,363,490
17,480	Build-A-Bear Workshop, Inc.	850,577
45,343	Caleres, Inc.	539,128
35,390	Callaway Golf Co.*	497,583
12,173	Capri Holdings Ltd.*	249,668
14,764	Carriage Services, Inc.	680,177
17,515	Carter’s, Inc.	587,628
2,052	Cavco Industries, Inc.*	1,184,537
7,904	Century Communities, Inc.	531,386
8,197	Champion Homes, Inc.*	766,256
14,300	Cheesecake Factory, Inc. (The)	926,354
6,470	Citi Trends, Inc.*	306,549
11,296	Covista, Inc.*	1,107,008
61,195	Cricut, Inc Class A	263,138
45,705	Dana, Inc.	1,564,939
111,439	Dauch Corp.*	735,497
13,467	Dine Brands Global, Inc.	416,938
5,690	Dorman Products, Inc.*	670,623
13,352	Driven Brands Holdings, Inc.*	146,872
37,505	El Pollo Loco Holdings, Inc.*	414,805
24,446	Ethan Allen Interiors, Inc.	556,880
80,992	EVgo, Inc.*(a)	221,918
124,659	Figs, Inc., Class A*	1,925,982
19,764	Fox Factory Holding Corp.*	332,826
27,522	Frontdoor, Inc.*	1,887,184
28,262	Funko, Inc., Class A*	141,310
37,789	Garrett Motion, Inc. (Switzerland)	769,384

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
13,380	Geneseo, Inc.*	$364,471
23,061	Genius Sports Ltd. (United Kingdom)*	143,209
13,360	Gentherm, Inc.*	437,807
15,752	GigaCloud Technology, Inc., Class A*	698,444
22,687	G-III Apparel Group Ltd.	693,995
8,655	Gold.com, Inc.	497,403
13,213	Golden Entertainment, Inc.	381,856
1,399	Graham Holdings Co., Class B	1,473,441
8,260	Green Brick Partners, Inc.*	608,432
3,610	Group 1 Automotive, Inc.	1,175,921
33,093	Groupon, Inc.*(a)	417,634
19,937	Haverty Furniture Cos., Inc.	474,700
15,036	Helen of Troy Ltd.*	265,235
17,480	Hilton Grand Vacations, Inc.*	785,901
3,546	Hovnanian Enterprises, Inc., Class A*	445,449
33,629	Inspired Entertainment, Inc.*	274,413
5,801	Installed Building Products, Inc.	1,901,336
8,896	Jack in the Box, Inc.	150,520
12,528	JAKKS Pacific, Inc.	273,862
7,090	Johnson Outdoors, Inc., Class A	343,794
13,603	KB Home	864,879
20,409	Kohl’s Corp.	334,095
17,929	Kontoor Brands, Inc.	1,169,150
3,814	Lakeland Industries, Inc.(a)	34,974
12,703	Latham Group, Inc.*	85,237
39,038	Laureate Education, Inc.*	1,262,489
21,730	La-Z-Boy, Inc.	776,196
8,114	LCI Industries	1,080,785
37,454	Leggett & Platt, Inc.	437,463
20,789	Life Time Group Holdings, Inc.*	561,303
41,512	Lincoln Educational Services Corp.*	1,504,395
13,686	Lindblad Expeditions Holdings, Inc.*	269,751
14,517	Lovesac Co. (The)*	185,527
6,670	M/I Homes, Inc.*	948,207
19,204	Malibu Boats, Inc., Class A*	558,068
6,954	MarineMax, Inc.*	212,097
5,365	Marriott Vacations Worldwide Corp.	348,779
18,361	MasterCraft Boat Holdings, Inc.*	398,525
7,774	Matthews International Corp., Class A	205,467
9,183	Meritage Homes Corp.	692,582
2,702	Monarch Casino & Resort, Inc.	259,662
10,907	Monro, Inc.	234,828
19,216	Motorcar Parts of America, Inc.*	198,693
17,062	Movado Group, Inc.	425,697
4,320	Nathan’s Famous, Inc.	434,506
44,756	National Vision Holdings, Inc.*	1,207,069
29,397	OneSpa World Holdings Ltd. (Bahamas)	632,917
20,781	Oxford Industries, Inc.	822,720
4,282	Papa John’s International, Inc.	134,241
13,130	Patrick Industries, Inc.	1,625,363

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
172,594	Peloton Interactive, Inc., Class A*	$693,828
33,418	Perdoceo Education Corp.	1,114,490
68,062	Petco Health & Wellness Co., Inc.*	173,558
17,656	Phinia, Inc.	1,282,355
6,912	Polaris, Inc.	419,835
7,773	Pursuit Attractions and Hospitality, Inc.*	270,189
9,599	RCI Hospitality Holdings, Inc.	212,426
139,021	RealReal, Inc. (The)*	1,704,397
6,880	Red Rock Resorts, Inc., Class A	416,584
38,616	Revolve Group, Inc.*	971,579
89,357	Rush Street Interactive, Inc.*	1,764,801
94,221	Sally Beauty Holdings, Inc.*	1,514,131
19,573	Shoe Carnival, Inc.	395,179
12,860	Signet Jewelers Ltd.	1,237,003
18,223	Sleep Number Corp.*	112,436
164,210	Solid Power, Inc.*	581,303
6,189	Sonic Automotive, Inc., Class A	388,174
87,494	Sonos, Inc.*	1,347,408
10,908	Standard Motor Products, Inc.	432,829
30,356	Steven Madden Ltd.	1,095,852
161,187	Stitch Fix, Inc., Class A*	536,753
2,984	Strategic Education, Inc.	245,524
4,957	Strattec Security Corp.*	436,216
15,105	Stride, Inc.*	1,274,560
6,329	Sturm Ruger & Co., Inc.	236,958
52,154	Super Group SGHC Ltd. (Guernsey)	558,048
7,302	Superior Group of Cos., Inc.	72,509
34,384	Target Hospitality Corp.*	267,851
21,313	Taylor Morrison Home Corp.*	1,404,314
120,849	ThredUp, Inc., Class A*	589,743
21,937	Tri Pointe Homes, Inc.*	1,015,683
139,402	Udemy, Inc.*	701,192
33,196	Universal Technical Institute, Inc.*	1,201,695
63,928	Upbound Group, Inc.	1,371,256
15,408	Urban Outfitters, Inc.*	1,020,010
28,231	Victoria’s Secret & Co.*	1,770,084
9,060	Visteon Corp.	866,770
39,380	Warby Parker, Inc., Class A*	984,894
3,450	Winmark Corp.	1,574,028
12,508	Winnebago Industries, Inc.	498,944
22,107	Wolverine World Wide, Inc.	390,631
18,818	XPEL, Inc.*	802,023
20,978	Zumiez, Inc.*	550,043

		96,117,462

Consumer Staples – 3.2%
10,136	Andersons, Inc. (The)	661,779
37,150	B&G Foods, Inc.	197,266
130,387	Beauty Health Co. (The)*	135,602
19,056	Cal-Maine Foods, Inc.	1,659,968
8,316	Central Garden & Pet Co.*(a)	325,904
16,411	Central Garden & Pet Co., Class A*	566,836
23,448	Chefs’ Warehouse, Inc. (The)*	1,673,953

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
23,388	Dole PLC	$375,144
11,273	Edgewell Personal Care Co.	256,348
20,488	Fresh Del Monte Produce, Inc.	879,550
19,484	Grocery Outlet Holding Corp.*	192,502
100,916	Hain Celestial Group, Inc. (The)*	80,672
145,551	Herbalife Ltd.*	2,841,156
123,017	Honest Co. Inc. (The)*(a)	344,448
14,770	Ingles Markets, Inc., Class A	1,256,927
11,694	Interparfums, Inc.	1,178,521
2,056	J & J Snack Foods Corp.	178,995
1,868	John B Sanfilippo & Son, Inc.	154,315
16,130	Lifevantage Corp.(a)	75,004
48,126	Mama’s Creations, Inc.*	824,880
2,753	Marzetti Company (The)	452,428
14,550	Medifast, Inc.*(a)	153,211
8,542	MGP Ingredients, Inc.	162,298
25,472	National Beverage Corp.*	925,907
19,091	Natural Grocers by Vitamin Cottage, Inc.	516,030
71,592	Niagen Bioscience, Inc.*	361,540
73,139	Nu Skin Enterprises, Inc., Class A	620,219
9,612	PriceSmart, Inc.	1,486,207
4,622	Seneca Foods Corp., Class A*	642,366
17,342	Simply Good Foods Co. (The)*	295,855
9,728	Spectrum Brands Holdings, Inc.	762,481
9,136	Turning Point Brands, Inc.	1,251,541
57,833	United Natural Foods, Inc.*	2,209,799
9,845	Universal Corp.	528,972
15,055	USANA Health Sciences, Inc.*	323,984
13,008	Village Super Market, Inc., Class A	509,263
9,802	Vita Coco Co. Inc. (The)*	569,104
27,160	Vital Farms, Inc.*	572,804
6,782	WD-40 Co.	1,615,472
12,930	Weis Markets, Inc.	876,137
8,886	Zevia PBC, Class A*	11,907

		28,707,295

Energy – 4.3%
27,936	Archrock, Inc.	986,979
19,638	Ardmore Shipping Corp. (Ireland)(a)	321,670
9,131	Bristow Group, Inc.*	435,549
11,139	Cactus, Inc., Class A	601,506
19,597	California Resources Corp.	1,153,087
3,616	Centrus Energy Corp., Class A*	732,565
160,118	Clean Energy Fuels Corp.*	361,867
33,670	CNX Resources Corp.*	1,406,733
24,862	Comstock Resources, Inc.*	487,544
20,843	Core Laboratories, Inc.	366,628
5,643	Core Natural Resources, Inc.	463,177
13,592	CVR Energy, Inc.*	328,383
14,615	Delek US Holdings, Inc.	556,978
33,023	DHL Holdings, Inc.	643,618
40,061	Energy Fuels, Inc.*	854,101
9,578	Energy Services of America Corp.	149,608
12,614	Epsilon Energy Ltd.	64,584

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
49,173	Evolution Petroleum Corp.	$219,803
15,540	FLEX LNG Ltd. (Norway)*(a)	424,553
10,599	Golar LNG Ltd. (Cameroon)	471,232
38,928	Granite Ridge Resources, Inc.	196,976
4,330	Gulfport Energy Corp.*	903,498
98,838	Helix Energy Solutions Group, Inc.*	908,321
10,728	Helmerich & Payne, Inc.	377,840
6,969	International Seaways, Inc.	526,369
5,312	Kinetik Holdings, Inc.(a)	241,643
17,270	Kodiak Gas Services, Inc.	942,424
37,596	Liberty Energy, Inc.	1,056,072
28,616	Lightbridge Corp.*(a)	370,005
47,950	Magnolia Oil & Gas Corp., Class A	1,333,969
20,676	Murphy Oil Corp.	685,409
5,209	NACCO Industries, Inc., Class A	298,892
34,267	National Energy Services Reunited Corp.*	858,388
11,506	Natural Gas Services Group, Inc.	440,220
17,614	Navigator Holdings Ltd.	370,246
14,663	Noble Corp. PLC(a)	666,140
89,529	Nordic American Tankers Ltd.	513,001
16,267	Oceaneering International, Inc.*	577,479
83,337	Oil States International, Inc.*	1,090,881
18,997	Par Pacific Holdings, Inc.*	810,602
99,461	Patterson-UTI Energy, Inc.	846,413
8,959	PBF Energy, Inc., Class A	318,940
20,428	Peabody Energy Corp.	644,299
70,350	ProPetro Holding Corp.*	853,345
16,882	REX American Resources Corp.*	600,324
12,859	Riley Exploration Permian, Inc.	370,854
59,363	RPC, Inc.	344,899
26,135	SandRidge Energy, Inc.	458,147
10,667	Scorpio Tankers, Inc. (Monaco)	843,546
6,977	Seadrill Ltd. (Norway)*	306,151
17,530	Select Water Solutions, Inc.	239,635
23,144	SFL Corp. Ltd. (Norway)	254,815
16,884	Solaris Oilfield Infrastructure, Inc.	837,953
41,669	Talos Energy, Inc.*	510,445
49,073	Teekay Corp. Ltd. (Bermuda)	635,495
9,273	Teekay Tankers Ltd., Class A (Canada)	725,798
66,544	TETRA Technologies, Inc.*	576,271
7,626	Tidewater, Inc.*	605,657
196,571	Transocean Ltd.*	1,273,780
42,829	Uranium Energy Corp.*	656,569
78,494	VAALCO Energy, Inc.	404,244
8,517	Valaris Ltd.*	816,354
16,189	Vitesse Energy, Inc.(a)	312,610
26,602	World Kinect Corp.	663,720

		38,298,804

Financials – 18.1%
3,790	1st Source Corp.	253,968
39,178	Acadian Asset Management, Inc.	2,110,127
9,388	ACRES Commercial Realty Corp. REIT*	173,772

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
53,404	Adamas Trust, Inc. REIT	$440,049
17,442	Amalgamated Financial Corp.	671,343
33,384	American Coastal Insurance Corp.	380,244
18,767	Ameris Bancorp	1,457,445
12,703	AMERISAFE, Inc.	413,229
3,550	Ames National Corp.	95,885
18,555	Apollo Commercial Real Estate Finance, Inc. REIT	196,683
36,533	Arbor Realty Trust, Inc. REIT	289,707
11,219	Arrow Financial Corp.	373,705
39,083	Artisan Partners Asset Management, Inc., Class A	1,574,263
29,724	Associated Banc-Corp.	785,011
24,923	Atlantic Union Banksharcs Corp.	923,646
6,006	Atlanticus Holdings Corp.*	314,174
21,065	Axos Financial, Inc.*	1,828,863
22,251	Banc of California, Inc.	410,976
6,462	BancFirst Corp.	710,820
26,023	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,301,931
28,967	Bancorp, Inc. (The)*	1,520,478
4,031	Bank First Corp.	542,855
6,799	Bank of Hawaii Corp.	515,160
33,790	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,714,842
22,450	BankUnited, Inc.	1,048,415
8,664	Bankwell Financial Group, Inc.	404,609
9,674	Banner Corp.	569,315
22,632	BCB Bancorp, Inc.	181,056
20,186	Berkshire Hills Bancorp, Inc.	600,332
7,259	Better Home & Finance Holding Co.*(a)	238,821
57,802	BGC Group, Inc., Class A	550,275
26,391	Blackstone Mortgage Trust, Inc., Class A REIT	506,971
1,159	Bowhead Specialty Holdings, Inc.*	29,357
16,787	Bread Financial Holdings, Inc.	1,189,527
20,617	Burford Capital Ltd.	174,007
7,485	Business First Bancshares, Inc.	204,340
13,204	BV Financial, Inc.*	246,651
9,924	Byline Bancorp, Inc.	309,629
2,605	C&F Financial Corp.	189,696
8,934	Camden National Corp.	412,393
65,867	Cantaloupe, Inc.*	687,651
12,071	Capital City Bank Group, Inc.	517,182
25,053	Capitol Federal Financial, Inc.	179,881
4,776	Cass Information Systems, Inc.	211,959
16,124	Cathay General Bancorp	801,524
7,126	CB Financial Services, Inc.	248,056
15,378	Central Pacific Financial Corp.	489,789
4,840	Chemung Financial Corp.	268,717
17,931	Chimera Investment Corp. REIT	244,041
5,795	ChoiceOne Financial Services, Inc.	165,853
13,140	Citizens Community Bancorp, Inc.	228,767

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
44,192	Citizens, Inc.*	$239,521
4,773	City Holding Co.	572,617
18,977	Civista Bancshares, Inc.	451,842
8,293	CNB Financial Corp.	232,287
42,957	CNO Financial Group, Inc.	1,796,032
5,531	Coastal Financial Corp.*	410,345
16,007	Cohen & Steers. Inc.	1,070,388
9,127	Community Financial System, Inc.	552,640
5,324	Community Trust Bancorp, Inc.	319,653
19,989	ConnectOne Bancorp, Inc.	530,308
6,986	Consumer Portfolio Services, Inc.*	56,587
12,505	Customers Bancorp. Inc.*	843,337
15,667	CVB Financial Corp.	301,276
10,307	Dave, Inc.*	1,992,034
3,524	Diamond Hill Investment Group, Inc.	605,670
10,069	Dime Community Bancshares, Inc.	325,732
14,340	Donegal Group, Inc., Class A	252,671
7,534	Donnelley Financial Solutions, Inc.*	374,892
43,672	Dynex Capital, Inc. REIT	612,718
11,274	Eagle Bancorp Montana, Inc.	244,646
19,202	Eastern Bankshares, Inc.	375,591
9,936	ECB Bancorp, Inc.*(a)	170,800
43,897	eHealth, Inc.*	57,066
42,286	Ellington Financial, Inc. REIT	525,192
6,987	Employers Holdings, Inc.	288,912
14,998	Enact Holdings, Inc.	627,516
19,355	Enova International, Inc.*	2,691,313
9,815	Enterprise Financial Services Corp.	560,436
9,456	Esquire Financial Holdings, Inc.	954,867
30,067	Essent Group Ltd.	1,829,276
27,646	EVERTEC, Inc. (Puerto Rico)	782,658
15,492	Farmers National Banc Corp.	200,312
5,876	FB Financial Corp.	321,358
6,093	Federal Agricultural Mortgage Corp., Class C	960,622
2,851	Fidelity D&D Bancorp, Inc.	125,016
18,595	Financial Institutions, Inc.	583,511
10,996	Finwise Bancorp*	185,173
10,269	First Bancorp	583,176
9,801	First Bancorp, Inc. (The)	270,998
65,970	First BanCorp. (Puerto Rico)	1,393,946
8,927	First Busey Corp.	226,389
10,791	First Business Financial Services, Inc.	589,728
14,983	First Commonwealth Financial Corp.	262,652
7,815	First Community Corp/SC	225,228
21,087	First Financial Bancorp	591,912
27,979	First Financial Bankshares, Inc.	865,390
10,840	First Financial Corp.	686,822
10,535	First Internet Bancorp	213,650
14,578	First Interstate BancSystem, Inc., Class A	504,545

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
21,256	First Merchants Corp.	$830,684
7,908	First Mid Bancshares, Inc.	324,307
11,882	First National Corp.(a)	315,467
7,574	First United Corp.	268,650
9,398	FirstCash Holdings, Inc.	1,811,840
10,711	Flushing Financial Corp.	165,271
29,115	Franklin BSP Realty Trust, Inc. REIT	265,820
6,056	Franklin Financial Services Corp.	311,763
5,998	FS Bancorp, Inc.	236,981
43,551	Fulton Financial Corp.	890,618
8,006	GBank Financial Holdings, Inc.*	241,861
95,954	Genworth Financial, Inc., Class A*	809,852
4,444	German American Bancorp, Inc.	183,715
15,114	Glacier Bancorp, Inc.	687,536
4,351	Great Southern Bancorp, Inc.	267,717
8,094	Greene County Bancorp, Inc.	178,635
8,789	HA Sustainable Infrastructure Capital, Inc. REIT	320,974
35,892	Hamilton Insurance Group Ltd., Class B (Bermuda)*	1,133,828
24,620	Hancock Whitney Corp.	1,620,242
22,992	Hanmi Financial Corp.	600,321
7,208	Hanover Bancorp, lnc.(a)	149,061
6,078	Hawthorn Bancshares, Inc.	200,513
9,509	HC1 Group, Inc.	1,677,578
22,208	Heritage Commerce Corp.	276,045
14,075	Heritage Financial Corp.	371,721
33,912	Heritage Insurance Holdings, Inc.*	945,127
9,909	Hilltop Holdings, Inc.	370,894
1,138	Hingham Institution For Savings (The)(a)	317,639
13,683	Hippo Holdings, Inc.*	393,523
7,610	Home Bancorp, Inc.	449,751
39,852	Home BancShares, Inc.	1,094,336
8,200	HomeTrust Bancshares, Inc.	345,548
30,305	Hope Bancorp, Inc.	341,234
14,525	Horace Mann Educators Corp.	631,983
20,175	Horizon Bancorp, Inc.	339,747
21,783	Independent Bank Corp.	756,959
9,927	Independent Bank Corp.	775,001
17,897	International Bancshares Corp.	1,201,068
37,691	International Money Express, Inc.*	594,764
34,939	Invesco Mortgage Capital, Inc. REIT	294,536
1,544	Investors Title Co.	356,510
22,436	Jackson Financial, Inc., Class A	2,456,293
32,257	James River Group Holdings, Inc.	225,799
29,558	Kearny Financial Corp.	226,119
14,212	Kingstone Cos., Inc.	234,214
5,795	Ladder Capital Corp. REIT	60,094
5,895	Lakeland Financial Corp.	342,441
6,647	Landmark Bancorp, Inc.	184,388
10,502	Lemonade, Inc.*	543,373
29,659	LendingClub Corp.*	442,216

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
5,349	Live Oak Bancshares, Inc.	$194,008
66,342	Lument Finance Trust, Inc. REIT	91,552
28,993	Marex Group PLC (United Kingdom)	1,260,036
70,563	Marqeta, Inc., Class A*	270,962
57,969	MBIA, Inc.*	379,697
20,395	Medallion Financial Corp.	205,786
10,739	Mercantile Bank Corp.	554,777
20,488	Merchants Bancorp	866,233
18,754	Mercury General Corp.	1,698,737
13,826	Meridian Corp.	268,777
7,907	Metropolitan Bank Holding Corp.	665,374
30,952	MFA Financial, Inc. REIT	312,925
5,745	Mid Penn Bancorp, Inc.	184,817
2,617	Middlefield Banc Corp.	88,114
8,801	Midland States Bancorp, Inc.	194,766
23,930	Moelis & Co., Class A	1,420,485
7,753	National Bank Holdings Corp., Class A	310,042
8,944	National Bankshares, Inc.	335,847
21,306	Navient Corp.	187,280
7,750	NBT Bancorp, Inc.	331,080
14,095	NCR Atleos Corp.*	624,127
2,180	Nelnet. Inc., Class A	282,223
24,157	NewtekOne, Inc.	296,648
9,221	Nexpoint Real Estate Finance, Inc. REIT	133,797
7,964	Nicolet Bankshares. Inc.	1,216,581
29,234	NMI Holdings, Inc.*	1,149,189
9,873	Northeast Bank	1,094,718
9,492	Northeast Community Bancorp, Inc.	229,706
16,434	Northrim BanCorp, Inc.	386,035
34,954	Northwest Bancshares, Inc.	435,177
7,028	Norwood Financial Corp.	204,234
10,496	Oak Valley Bancorp	335,872
20,794	OceanFirst Financial Corp.	375,540
9,488	Octave Specialty Group, Inc.*	50,761
20,445	OFG Bancorp (Puerto Rico)	819,436
5,802	Ohio Valley Banc Corp.	247,339
71,191	Old National Bancorp	1,644,512
17,678	Old Second Bancorp, Inc.	347,019
17,955	OP Bancorp	239,879
58,583	Oportun Financial Corp.*	303,460
21,957	OppFi, Inc.	201,565
5,827	Origin Bancorp, Inc.	242,403
79,975	Pagseguro Digital Ltd., Class A (Brazil)	848,535
8,980	Palomar Holdings. Inc.*	1,110,916
3,302	Park National Corp.	543,278
14,539	Parke Bancorp, Inc.	405,056
19,473	Pathward Financial, Inc.	1,767,954
30,949	Patria Investments Ltd., Class A (Cayman Islands)	406,051
45,109	Payoneer Global, Inc.*	194,871
4,311	Paysafe Ltd.*(a)	26,987
15,983	PCB Bancorp	357,380

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
15,285	Peapack-Gladstone Financial Corp.	$511,895
5,877	PennyMac Financial Services, Inc.	540,273
22,208	PennyMac Mortgage Investment Trust REIT	272,270
3,590	Peoples Bancorp of North Carolina, Inc.	137,174
9,202	Peoples Bancorp, Inc .	296,948
6,426	Peoples Financial Services Corp.	344,434
13,130	Perella Weinberg Partners	243,036
4,509	Piper Sandler Cos.	1,332,635
13,071	PJT Partners, Inc., Class A	1,930,325
3,078	Plumas Bancorp	154,823
14,848	PRA Group, Inc.*	233,856
9,254	Preferred Bank	811,761
41,722	PROG Holdings, Inc.	1,469,032
31,608	Provident Financial Services, Inc.	665,032
6,106	QCR Holdings, Inc.	528,169
49,007	Radian Group, Inc.	1,691,722
6,265	Redwood Trust, Inc. REIT	37,903
13,385	Regional Management Corp.	425,911
19,202	Renasant Corp.	722,955
7,318	Republic Bancorp, Inc., Class A	504,942
22,163	Ridgepost Capital, Inc., Class A	178,855
31,153	Riverview Bancorp, Inc.	166,669
12,485	Root, Inc. , Class A*	647,722
7,326	S&T Bancorp, Inc.	306,300
3,061	Safety Insurance Group, Inc.	237,625
8,714	SB Financial Group, Inc.	180,903
13,835	Seacoast Banking Corp. of Florida	430,545
22,012	Security National Financial Corp., Class A*	199,429
11,294	Selective Insurance Group, Inc.	949,148
69,669	Selectquote, Inc.*	59,922
14,266	ServisFirst Bancshares, Inc.	1,155,689
22,466	Sezzle, Inc.*	1,638,895
13,019	Sierra Bancorp	468,424
22,623	Simmons First National Corp., Class A	450,424
38,319	SiriusPoint Ltd.*	810,064
14,767	Skyward Specialty Insurance Group, Inc.*	686,222
9,209	Southern First Bancshares, Inc.*	514,231
6,682	Southern Missouri Bancorp, Inc.	413,683
4,915	Southside Bancshares, Inc.	153,938
11,977	SR Bancorp, Inc.	198,219
11,957	Stellar Bancorp, Inc.	450,301
19,068	StepStone Group, Inc., Class A	822,593
6,527	Stewart Information Services Corp.	463,352
9,255	Stock Yards Bancorp, Inc.	593,616
47,330	StoneCo Ltd., Class A (Brazil)*	795,144
20,319	StoneX Group, Inc.*	2,590,672
10,676	Texas Capital Bancshares, Inc.*	1,017,423
3,141	Timberland Bancorp, Inc.	119,609
9,703	Tiptree, Inc.	165,242
3,605	Tompkins Financial Corp.	276,540

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
16,084	Towne Bank	$551,038
31,960	TPG RE Finance Trust, Inc. REIT	270,382
7,083	TriCo Bancshares	338,426
9,138	TrustCo Bank Corp.	396,315
17,239	Trustmark Corp.	734,209
18,153	Two Harbors Investment Corp. REIT	187,520
16,961	UMB Financial Corp.	1,965,441
24,476	United Bankshares, Inc.	1,010,859
21,794	United Community Banks, Inc.	701,113
8,602	United Fire Group, Inc.	334,274
18,379	United Security Bancshares	190,958
10,016	Unity Bancorp, Inc.	532,751
34,522	Universal Insurance Holdings, Inc.	1,214,139
18,600	Univest Financial Corp.	624,030
126,819	Valley National Bancorp	1,599,188
13,013	Victory Capital Holdings, Inc., Class A	900,239
7,376	Virginia National Bankshares Corp.	285,599
4,243	Virtus Investment Partners, Inc.	587,061
12,989	WaFd, Inc.	404,737
4,497	Walker & Dunlop, Inc .	206,907
7,979	Washington Trust Bancorp, Inc.	268,812
22,327	Waterstone Financial, Inc.	397,644
17,713	WesBanco, Inc.	617,652
19,429	West BanCorp, Inc.	473,096
10,466	Westamerica BanCorp	530,103
28,024	Western New England Bancorp, Inc.	360,108
80,681	WisdomTree, Inc.	1,380,452
3,889	World Acceptance Corp.*	524,548
10,803	WSFS Financial Corp.	686,098

		162,014,536

Health Care – 17.5%
68,456	I OX Genomics, Inc., Class A*	1,577,911
15,866	4D Molecular Therapeutics, Inc.*	153,266
92,124	ACADIA Pharmaceuticals, Inc.*	2,262,565
64,776	Accendra Health, Inc.*	156,758
5,080	Acme United Corp.	228,651
53,954	AdaptHealth Corp.*	493,679
58,333	Adaptive Biotechnologies Corp.*	934,495
6,229	Addus HomeCare Corp.*	644,888
78,644	ADMA Biologics, Inc.*	1,224,487
374,006	Akebia Therapeutics, Inc.*	489,948
73,433	Aldeyra Therapeutics, Inc .*	400,944
30,576	Alignment Healthcare, Inc.*	587,671
92,495	Alkermes PLC*	2,784,100
104,919	Alphatec Holdings, Inc.*	1,428,997
115,502	Amicus Therapeutics, Inc.*	1,659,764
36,908	AMN Healthcare Services, Inc.*	718,968
137,560	Amneal Pharmaceuticals, Inc.*	1,899,704
38,794	Amphastar Pharmaceuticals, Inc.*	784,803
47,360	Amylyx Pharmaceuticals, Inc.*	718,451
5,734	AnaptysBio, Inc.*	315,657

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVE BETA ® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
52,144	AngioDynamics, Inc.*	$596,527
14,764	ANI Pharmaceuticals, Inc.*	1,091,060
13,355	Anika Therapeutics, Inc.*	191,778
3,062	Apogee Therapeutics, Inc.*	214,340
45,241	Aquestive Therapeutics, Inc.*	180,964
81,974	Arbutus Biopharma Corp.*	381,999
6,068	Arcellx, Inc.*	690,478
24,743	Arcturus Therapeutics Holdings, Inc.*	203,635
9,037	Arcus Biosciences, Inc.*	184,084
73,451	Arcutis Biotherapeutics, Inc .*	1,980,973
9,431	Arrowhead Pharmaceuticals, Inc.*	596,699
17,612	Artivion, Inc.*	678,062
14,142	Arvinas, Inc.*	187,664
14,215	Astrana Health, Inc.*	288,991
40,167	AtriCure, Inc.*	1,255,620
1,496	Atrium Therapeutics, Inc.*	22,066
44,023	Aurinia Pharmaceuticals, Inc. (Canada)*	623,806
80,654	Avadel Pharmaceuticals PLC*	51,619
67,032	Avanos Medical, Inc.*	945,151
21,123	Aveanna Healthcare Holdings, Inc.*	155,465
14,964	Avidity Biosciences, Inc.*	1,077,408
18,221	Avita Medical, Inc.*(a)	91,652
16,217	Axogen, Inc.*	514,565
14,380	Axsome Therapeutics, Inc.*	2,356,738
27,266	Azenta, Inc.*	735,637
6,505	Beam Therapeutics, Inc.*	185,132
7,628	Benitec Biopharma, Inc. (Australia)*(a)	83,145
217,377	BioCryst Pharmaceuticals, Inc.*	1,902,049
23,332	BioLife Solutions, Inc.*	564,634
21,483	Bridgebio Pharma, Inc.*	1,428,190
28,560	BrightSpring Health Services, Inc.*	1,183,241
60,875	Brookdale Senior Living, Inc.*	931,387
59,761	Butterfly Network, Inc.*	226,494
19,913	Capricor Therapeutics, Inc.*	556,170
72,911	CareDx, Inc.*	1,367,810
34,033	Castle Biosciences, Inc.*	1,006,356
95,493	Catalyst Pharmaceuticals, Inc.*	2,203,978
6,104	Celcuity, Inc.*	681,878
6,452	Celldex Therapeutics, Inc.*	194,141
259,701	Cerus Corp.*	664,835
7,412	CG oncology, Inc.*	435,826
25,376	ClearPoint Neuro, Inc.*(a)	318,976
12,116	Cogent Biosciences, Inc.*	470,707
34,837	Collegium Pharmaceutical, Inc.*	1,451,658
130,831	Community Health Systems, Inc.*	452,675
22,997	Concentra Group Holdings Parent, Inc.	551,008
18,117	CONMED Corp.	833,382
56,740	CorMedix, Inc.*(a)	404,556
11,014	CorVel Corp.*	568,102
45,480	Corvus Pharmaceuticals, Inc.*	830,465
5,614	Crinetics Pharmaceuticals, Inc.*	230,735

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
7,192	CRISPR Therapeutics AG (Switzerland)*(a)	$432,527
46,810	Cross Country Healthcare, Inc.*	407,247
30,240	CryoPort, Inc.*	254,621
20,245	Cullinan Therapeutics, Inc.*	313,798
126,714	Cytek Biosciences, Inc.*	567,679
3,558	Cytokinetics, Inc.*	221,379
45,433	Definitive Healthcare Corp.*	58,154
30,993	Definium Therapeutics, Inc.*	540,828
42,412	Delcath Systems, Inc.*(a)	377,467
10,070	Denali Therapeutics, Inc.*	213,283
5,213	Dianthus Therapeutics, Inc.*	287,705
2,961	Disc Medicine, Inc.*	197,262
129,983	DocGo, Inc.*	93,328
9,340	Electromed, Inc .*	221,358
82,233	Embecta Corp.	843,711
76,376	Emergent BioSolutions, Inc.*	622,464
70,904	Enhabit, Inc.*	965,003
28,303	Enovis Corp.*	720,877
14,101	Ensign Group, Inc. (The)	3,020,011
35,954	Entrada Therapeutics, Inc.*	428,931
120,599	Esperion Therapeutics, Inc.*	404,007
30,873	Eton Pharmaceuticals, Inc.*	524,532
87,694	Evolus, Inc.*	377,084
16,184	EyePoint, Inc.*	284,191
68,809	Fortrea Holdings, Inc.*	737,632
63,112	Fulcrum Therapeutics, Inc.*	528,879
15,774	Fulgent Genetics, Inc.*	241,815
12,200	GeneDx Holdings Corp.*	972,462
9,021	Glaukos Corp.*	1,086,128
49,919	Gossamer Bio, Inc.*	21,211
10,904	GRAIL, Inc. *	580,420
24,402	Guardant Health, Inc.*	2,291,348
21,372	Guardian Pharmacy Services, Inc., Class A*	716,176
6,575	Haemonetics Corp.*	416,329
42,857	Harmony Biosciences Holdings, Inc.*	1,223,139
22,196	Harrow, Inc.*	1,202,579
81,839	Health Catalyst, Inc.*	132,579
16,968	HealthEquity, Inc.*	1,297,882
22,003	HealthStream, Inc.	467,124
54,664	Hims & Hers Health, Inc.*	793,721
5,144	ICU Medical, Inc.*	774,584
14,038	Ideaya Biosciences, Inc.*	452,024
10,407	Immunome, Inc.*	227,497
23,392	Indivior Pharmaceuticals, Inc.*	765,386
4,220	Inhibrx Biosciences, Inc.*	312,829
68,117	Innoviva, Inc.*	1,563,966
9,325	Integer Holdings Corp.*	808,291
34,765	Integra LifeSciences Holdings Corp.*	395,626
12,161	iRadimed Corp.	1,259,028
9,447	iRhythm Holdings, Inc.*	1,263,536
20,809	Joint Corp. (The)*	183,119
10,839	KalVista Pharmaceuticals, Inc.*	176,459
38,303	Keros Therapeutics, Inc.*	543,520
9,212	Kodiak Sciences, Inc.*	246,882
64,756	KORU Medical Systems, Inc.*	308,886

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVE BETA ® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
3,884	Krystal Biotech, Inc.*	$1,070,586
72,036	Kura Oncology, Inc.*	628,874
3,533	Kymera Therapeutics, Inc.*	322,740
15,937	Lantheus Holdings, Inc.*	1,193,841
7,179	LeMaitre Vascular, Inc.	776,624
14,338	LENSAR, Inc.*(a)	171,626
56,169	LifeMD, Inc.*	149,971
47,290	LifeStance Health Group, Inc.*	342,380
8,154	Ligand Pharmaceuticals, Inc .*	1,617,020
21,023	Liquidia Corp.*	652,133
12,719	LivaNova PLC*	897,961
1,995	Madrigal Pharmaceuticals, Inc.*	861,840
12,764	Merit Medical Systems, Inc.*	985,126
7,850	Mesa Laboratories, Inc.	758,075
169,503	MiMedx Group, Inc.*	828,870
7,336	Mineralys Therapeutics, Inc.*	214,651
17,934	Mirum Pharmaceuticals, Inc.*	1,655,129
4,787	Monopar Therapeutics, Inc.(a)	262,352
14,262	Monte Rosa Therapeutics, Inc.*	253,151
128,562	Myriad Genetics, Inc.*	592,671
7,159	National HealthCare Corp.	1,170,496
15,722	National Research Corp.	210,832
16,491	NeuroPace, Inc.*	240,439
15,557	Novocure Ltd.*	212,664
16,329	Nurix Therapeutics, Inc.*	260,774
4,794	Nutex Health, Inc.*(a)	529,545
4,704	Nuvalent, Inc., Class A*	479,573
37,149	Nuvation Bio, Inc.*	219,551
15,870	Nuvectis Pharma, Inc.*(a)	140,608
29,643	Ocular Therapeutix, Inc.*	265,008
6,234	Olema Pharmaceuticals, Inc.*	150,863
119,317	OmniAb, Inc.*	205,225
1,368	OmniAb, Inc. 12.5 Earnout*(b)	—
1,368	OmniAb, Inc. 15.00 Earnout*(b)	—
16,768	Omnicell, Inc.*	689,165
89,791	Oncology Institute, Inc. (The)*	259,496
256,221	OPKO Health, Inc.*	307,465
37,079	Option Care Health, Inc.*	1,203,584
112,312	OraSure Technologies, Inc.*	353,783
85,266	Organogenesis Holdings, Inc.*	273,704
58,048	Orthofix Medical, Inc.*	785,389
24,161	OrthoPediatrics Corp.*	463,166
46,244	Pacira BioSciences, Inc.*	1,013,206
3,963	Palvella Therapeutics, Inc.*	535,084
46,449	Pediatrix Medical Group, Inc.*	922,013
16,988	Pennant Group, Inc. (The)*	572,665
26,202	Personalis, Inc.*	237,390
20,859	Phathom Pharmaceuticals, Inc.*	261,989
29,338	Phibro Animal Health Corp., Class A	1,601,561
77,954	Phreesia, Inc.*	961,173
1,308	Praxis Precision Medicines, Inc.*	440,469
87,807	Precigen, Inc.*	332,789
21,300	Prestige Consumer Healthcare, Inc.*	1,476,090
21,522	Privia Health Group, Inc.*	511,148
5,445	PROCEPT BioRobotics Corp.*	123,547
27,964	Progyny, Inc.*	494,683
8,900	Protagonist Therapeutics, Inc.*	819,512

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
38,512	PTC Therapeutics, Inc.*	$2,626,133
63,462	Puma Biotechnology, Inc.*	361,733
6,014	QuidelOrtho Corp.*	136,758
9,038	RadNet, Inc.*	630,943
21,357	Relay Therapeutics, Inc.*	219,123
115,714	Rezolute, Inc.*	371,442
7,702	Rhythm Pharmaceuticals, Inc.*	714,206
26,368	Rigel Pharmaceuticals, Inc.*	916,024
2,107	Sanara Medtech, Inc .*	43,067
9,621	SANUWAVE Health, Inc.*(a)	234,031
10,231	Schrodinger, Inc.*(a)	123,386
43,641	Select Medical Holdings Corp.	653,306
53,302	SI-BONE, Inc.*	827,247
53,284	SIGA Technologies, Inc.	344,747
8,967	Spyre Therapeutics, Inc.*	385,671
9,828	STAAR Surgical Co.*	195,577
23,731	Stoke Therapeutics, Inc.*	864,046
43,656	Supernus Pharmaceuticals, Inc.*	2,389,293
26,659	Surgery Partners, Inc.*	413,214
8,350	Syndax Pharmaceuticals, Inc.*	181,278
33,905	Tactile Systems Technology, Inc.*	993,077
214,511	Talkspace, Inc.*	1,033,943
56,884	Tandem Diabetes Care, Inc.*	1,439,165
27,189	Tango Therapeutics, Inc.*	302,885
19,928	Tarsus Pharmaceuticals, Inc .*	1,504,963
43,936	Taysha Gene Therapies, Inc.*	199,030
212,978	Teladoc Health, Inc.*(a)	1,120,264
10,046	Terns Pharmaceuticals, Inc.*	423,138
54,883	TG Therapeutics, Inc.*	1,651,429
40,378	Theravance Biopharma, Inc.*	736,899
4,632	TransMedics Group, Inc.*	672,844
53,712	Travere Therapeutics, Inc.*	1,600,080
25,637	Trevi Therapeutics, Inc.*	305,593
14,291	TruBridge, Inc.*	275,673
7,323	Twist Bioscience Corp.*	343,595
893	UFP Technologies, Inc.*	188,048
21,592	UroGen Pharma Ltd.*	468,546
6,349	US Physical Therapy, Inc.	526,713
58,683	Vanda Pharmaceuticals, Inc.*	522,866
61,401	Varex Imaging Corp.*	808,651
6,050	Vaxcyte, Inc.*	373,527
20,457	Veracyte, Inc.*	748,522
45,285	Verastem, Inc.*	259,030
23,078	Vericel Corp.*	823,423
51,473	Viemed Healthcare, Inc.*	447,815
15,070	Viridian Therapeutics, Inc.*	442,757
61,042	Voyager Therapeutics, Inc.*	250,272
13,827	Waystar Holding Corp.*	354,663
10,383	Xencor, Inc .*	132,591
11,239	Xenon Pharmaceuticals, Inc. (Canada)*	485,862
103,951	Xeris Biopharma Holdings, Inc.*	636,180
8,337	Zenas Biopharma, Inc.*(a)	219,680
14,152	Zymeworks, Inc.*	329,600

		155,071,541

Industrials – 18.2%
6,677	AAR Corp.*	782,344

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
13,635	ABM Industries, Inc.	$606,758
121,720	ACCO Brands Corp.	495,400
34,162	ACV Auctions, Inc., Class A*	166,027
14,867	Aebi Schmidt Holding AG (Switzerland)	214,382
3,122	AeroVironment, Inc .*	787,525
2,945	Alamo Group, Inc.	628,846
7,219	Albany International Corp., Class A	416,175
93,497	Alight, Inc., Class A	82,249
6,203	Allegiant Travel Co.*	633,636
17,391	Allient, Inc.	1,145,023
5,878	Ameresco, Inc., Class A*	179,044
8,595	American Superconductor Corp.*	280,025
10,531	American Woodmark Corp.*	527,603
65,072	Amprius Technologies, Inc .*	698,223
13,006	Apogee Enterprises, Inc.	517,899
5,323	ArcBest Corp.	546,459
52,726	Archer Aviation, Inc. , Class A*(a)	375,409
11,415	Arcosa, Inc.	1,226,884
4,468	Argan, Inc.	2,016,185
40,825	Array Technologies, Inc .*	309,454
15,530	Astec Industries, Inc.	964,258
13,886	Astronics Corp.*	1,119,489
8,481	Atkore, Inc.	548,806
31,096	Atmus Filtration Technologies, Inc.	2,006,625
11,637	AZZ, Inc.	1,582,399
14,613	Barrett Business Services, Inc.	405,803
16,490	BlackSky Technology, Inc.*	310,837
28,227	Bloom Energy Corp., Class A*	4,394,097
23,743	Blue Bird Corp.*	1,383,505
9,122	BlueLinx Holdings, Inc.*	601,322
12,288	Boise Cascade Co.	1,016,709
19,014	Bowman Consulting Group Ltd.*	637,730
45,642	BrightView Holdings, Inc.*	629,403
9,672	Brink’s Co. (The)	1,129,399
11,151	Brookfield Business Corp., Class A (Canada)(a)	384,152
27,095	Byrna Technologies, Inc.*	346,274
6,081	Casella Waste Systems, Inc., Class A*	566,506
8,504	CBIZ, Inc. *(a)	243,555
7,815	CECO Environmental Corp.*	472,417
9,228	Chart Industries, Inc.*	1,912,964
22,052	Cimpress PLC (Ireland)*	1,610,899
29,212	Columbus McKinnon Corp.	554,444
95,725	Conduent, Inc.*	139,758
7,684	Construction Partners, Inc ., Class A*	1,032,499
26,396	CoreCivic, Inc.*	466,681
38,375	Costamare, Inc. (Monaco)	674,249
14,766	Covenant Logistics Group, Inc.	434,711
2,191	CRA International, Inc.	378,298
15,047	CSG Systems International, Inc .	1,202,255
3,874	CSW Industrials, Inc.	1,140,234
58,949	Deluxe Corp.	1,635,835

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
12,685	Distribution Solutions Group, Inc.*	$379,282
108,449	DNOW, Inc.*	1,277,529
13,168	Douglas Dynamics, Inc.	604,675
7,254	Ducommun, Inc.*	896,522
13,671	DXP Enterprises, Inc.*	1,893,023
6,431	Dycom Industries, Inc.*	2,701,149
41,292	Energy Recovery, Inc.*	430,676
21,928	Enerpac Tool Group Corp.	894,662
10,594	EnerSys	1,760,193
12,375	Ennis, Inc.	261,236
5,004	Enpro, Inc.	1,294,285
19,920	Enviri Corp.*	377,086
66,872	Eos Energy Enterprises, Inc.*	380,836
6,121	ESCO Technologies, Inc.	1,697,292
3,393	EVI Industries, Inc.	65,926
6,036	Exponent, Inc.	439,300
12,746	Federal Signal Corp.	1,484,017
9,874	Fluence Energy, Inc.*	153,442
34,151	Fluor Corp.*	1,786,439
16,854	Forrester Research, Inc.*	100,787
13,690	Franklin Covey Co.*	178,244
13,841	Franklin Electric Co., Inc.	1,378,840
4,941	GATX Corp.	909,984
10,980	Genco Shipping & Trading Ltd.	264,069
12,515	Gencor Industries, Inc.*	195,484
27,967	GEO Group, Inc. (The)*	420,624
11,836	Gibraltar Industries, Inc.*	538,301
19,804	Global Industrial Co.	653,136
10,840	Gorman-Rupp Co. (The)	696,253
12,246	Graham Corp.*	994,620
15,109	Granite Construction, Inc.	2,031,556
23,363	Great Lakes Dredge & Dock Corp.*	396,003
10,809	Greenbrier Cos., Inc. (The)	609,844
21,767	Griffon Corp.	1,855,419
16,045	Healthcare Services Group, Inc.*	349,300
25,700	Heartland Express, Inc.	283,471
9,419	Helios Technologies, Inc.	671,763
1,485	Herc Holdings, Inc.	207,588
50,471	Hillman Solutions Corp.*	413,862
2,650	HireQuest, Inc.(a)	30,899
50,722	HNI Corp.	2,280,461
20,424	Hub Group, Inc., Class A	879,662
45,680	Hudson Technologies, Inc.*	324,785
5,014	Huron Consulting Group, Inc.*	708,980
16,561	Hyster-Yale, Inc.	609,942
13,767	IBEX Holdings Ltd.*	397,866
3,338	ICF International, Inc.	277,488
8,379	IES Holdings, Inc.*	4,150,538
34,014	Innodata, Inc .*(a)	1,502,398
10,509	Insperity, Inc.	233,405
8,253	Insteel Industries, Inc.	307,672
34,658	Interface, Inc.	1,091,380
58,868	Janus International Group, Inc.*	409,721
6,541	JBT Mare! Corp.	1,007,314
66,716	Joby Aviation, Inc.*	671,163
3,073	Kadant, Inc.	1,042,269
34,258	Kelly Services, Inc., Class A	332,645

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
22,142	Kennametal, Inc.	$891,880
24,475	Kforce, Inc.	661,315
12,248	Korn Ferry	767,582
23,349	Kratos Defense & Security Solutions, Inc.*	2,012,217
601	LB Foster Co., Class A*	18,469
140,949	Legalzoom.com, Inc.*	990,871
3,771	Limbach Holdings, Inc.*	344,745
2,904	Lindsay Corp.	391,169
35,053	LSI Industries, Inc.	757,846
48,556	Manitowoc Co., Inc . (The)*	716,201
18,090	Marten Transport Ltd.	245,843
31,229	Masterbrand, Inc.*	316,037
39,882	Matrix Service Co.*	438,303
7,772	Matson, Inc.	1,291,162
8,887	Maximus, Inc.	671,946
18,565	Mayville Engineering Co., Inc.*	389,865
4,112	McGrath RentCorp	456,226
7,315	Mercury Systems, Inc.*	651,254
119,027	Microvast Holdings, Inc.*	266,620
14,887	Miller Industries, Inc.	625,701
46,387	MillerKnoll, Inc.	934,234
17,389	Mistras Group, Inc.*	265,704
10,618	Modine Manufacturing Co.*	2,412,941
10,315	Montrose Environmental Group, Inc.*	301,404
4,668	Moog, Inc., Class A	1,575,123
36,451	Mueller Water Products, Inc., Class A	1,090,978
3,338	MYR Group, Inc.*	901,126
7,443	NANO Nuclear Energy, Inc.*(a)	197,909
3,273	National Presto Industries, Inc.	431,840
20,320	Nextpower, Inc., Class A*	2,135,632
29,185	NPK International, Inc.*	421,140
30,918	NuScale Power Corp.*	397,296
11,439	NWPX Infrastructure, Inc.*	887,666
5,546	Omega Flex, Inc .	199,268
34,597	OPENLANE, Inc.*	986,360
26,298	Orion Group Holdings, Inc.*	361,072
72,089	Pitney Bowes, Inc.	773,515
71,494	Planet Labs PBC*	1,725,865
1,042	Powell Industries, Inc.	545,591
9,814	Power Solutions International, Inc.*(a)	819,469
3,363	Preformed Line Products Co.	853,025
18,807	Primoris Services Corp.	2,834,591
12,806	Proto Labs, Inc.*	794,996
34,112	Quanex Building Products Corp.	700,319
52,159	Radiant Logistics, Inc.*	387,020
6,471	RCM Technologies, Inc.*	122,367
41,780	Resideo Technologies, Inc.*	1,616,886
41,413	Resources Connection, Inc.	155,713
84,675	Richtech Robotics, Inc., Class B*	210,841
25,267	Rush Enterprises, Inc., Class A	1,793,199
12,530	Rush Enterprises, Inc., Class B	810,065
46,423	Safe Bulkers, Inc. (Monaco)	304,535
103,102	Satellogic, Inc., ClassA*(a)	309,306
45,149	Shoals Technologies Group, Inc., Class A*	267,734

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
723	Sky Harbour Group Corp.*(a)	$6,348
13,388	SkyWest, Inc.*	1,393,423
32,808	Spire Global, Inc.*(a)	290,351
8,872	SPX Technologies, Inc.*	2,013,412
2,173	Standex International Corp.	569,326
7,411	Sterling Infrastructure, Inc.*	3,172,871
30,419	Sunrun, Inc.*	403,052
34,500	T1 Energy Inc (Norway)*(a)	212,520
7,208	Tecnoglass, Inc.	328,396
13,925	Tennant Co.	849,843
38,135	Terex Corp.	2,623,307
19,676	Thermon Group Holdings, Inc.*	999,147
41,314	Titan International, Inc.*	401,985
31,186	Titan Machinery, Inc .*	607,815
4,294	TriNet Group, Inc.	163,516
14,115	Trinity Industries, Inc.	482,451
39,022	TrueBlue, Inc.*	165,063
28,496	Tutor Perini Corp.	2,147,744
16,508	UFP Industries, Inc.	1,698,838
1,522	UniFirst Corp.	357,396
51,552	Upwork, Inc.*	691,828
7,493	V2X, Inc.*	522,637
14,726	Verra Mobility Corp.*	246,071
61,427	Vestis Corp.*	483,430
5,871	Vicor Corp.*	1,182,419
10,263	Vireo Mfg. Corp.(a)	65,170
4,405	VSE Corp.	1,000,243
42,644	Wabash National Corp.	432,837
9,798	Watts Water Technologies, Inc., Class A	3,220,995
7,186	Werner Enterprises, Inc.	252,157
13,887	Willdan Group, Inc.*	1,237,887
739	Willis Lease Finance Corp.	150,542
4,333	Worthington Enterprises, Inc.	242,691
11,603	Xometry, Inc., Class A*	475,897
31,993	Zurn Elkay Water Solutions Corp.	1,631,003

		162,899,562

Information Technology – 13.2%
179,049	8x8, Inc.*	383,165
45,912	A10 Networks, Inc.	884,265
29,324	ACI Worldwide, Inc.*	1,163,576
11,742	ACM Research, Inc., Class A*	653,795
49,803	Adeia, Inc.	1,030,424
64,116	ADTRAN Holdings, Inc.*	653,983
7,237	Advanced Energy Industries, Inc.	2,428,520
27,329	Aeva Technologies, Inc.*	362,383
3,815	Agilysys, Inc.*	275,329
12,570	Alarm.com Holdings, Inc.*	601,474
11,378	Alkami Technology, Inc.*	188,249
15,538	Alpha & Omega Semiconductor Ltd.*	326,453
3,520	Ambarella, Inc.*	212,397
42,349	Appian Corp., Class A*	1,129,448
35,230	Applied Digital Corp.*	960,722
81,513	Arlo Technologies, Inc.*	1,278,939
39,805	Arteris, Inc.*	676,287
102,592	Asana, Inc., Class A*	728,403

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
19,649	ASGN, Inc.*	$842,942
13,717	Atomera, Inc .*(a)	69,134
44,646	AvePoint, Inc.*	481,284
6,708	Axcelis Technologies, Inc.*	554,148
75,810	Backblaze, Inc., Class A*(a)	285,046
7,334	Badger Meter, Inc.	1,117,922
1,379	Bel Fuse, Inc., Class A	292,279
5,891	Bel Fuse, Inc., Class B	1,353,222
9,349	Belden, Inc.	1,339,712
17,058	Benchmark Electronics, Inc.	986,123
99,807	BigBear.ai Holdings, Inc.*(a)	395,236
28,159	Bitdeer Technologies Group, Class A*	216,824
4,118	BK Technologies Corp.*	358,637
6,428	Blackbaud, Inc.*	312,015
6,220	BlackLine, Inc.*	219,255
177,279	Blend Labs, Inc., Class A*	297,829
52,145	Box, Inc., Class A*	1,228,015
9,478	Braze, Inc., Class A*	179,987
11,910	C3.ai, Inc., Class A*	94,684
28,545	Calix, Inc.*	1,477,775
47,736	Cerence, Inc.*	377,592
43,892	Cipher Digital, Inc.*	684,715
40,599	Cleanspark, Inc.*(a)	403,960
15,863	Clear Secure, Inc., Class A	771,576
13,463	Clearfield, Inc.*	423,277
19,207	Clearwater Analytics Holdings, Inc., Class A*	449,252
3,874	Climb Global Solutions, Inc.(a)	366,790
15,940	Cohu, Inc.*	481,388
82,929	Commerce.com, Inc., Series 1*	230,543
16,120	Commvault Systems, Inc.*	1,371,490
28,044	Consensus Cloud Solutions, Inc. *	843,564
31,245	Core Scientific, Inc.*	530,228
65,361	Corsair Gaming, Inc.*	358,832
28,869	Credo Technology Group Holding Ltd.*	3,241,123
13,766	CTS Corp.	724,918
653	Daily Journal Corp.*(a)	332,710
36,782	Daktronics, Inc.*	948,240
17,042	Diebold Nixdorf, Inc.*	1,363,360
13,734	Digi International, Inc.*	670,494
4,441	Digimarc Corp.*(a)	19,563
50,573	Digital Turbine, Inc.*	205,326
9,833	DigitalOcean Holdings, Inc.*	551,238
14,877	Diodes, Inc.*	1,015,058
41,313	Domo, Inc., Class B*	148,314
51,588	D-Wave Quantum, Inc. (Canada)*	968,823
26,667	eGain Corp.*	249,070
9,873	ePlus, Inc.	796,356
53,195	Evolv Technologies Holdings, Inc.*	281,933
79,835	Extreme Networks, Inc.*	1,116,093
6,518	Fabrinet (Thailand)*	3,556,416
19,333	Fastly, Inc., Class A*	369,647
31,000	Five9, Inc.*	540,640
8,238	Frequency Electronics, Inc.*	413,630
30,436	Freshworks, Inc., Class A*	238,009

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
31,754	GPGI, Inc.	$712,877
42,743	Grid Dynamics Holdings, Inc.*	288,515
34,361	Hackett Group, Inc. (The)	469,371
86,669	Harmonic, Inc.*	921,291
16,163	Hut 8 Corp. (Canada)*	860,356
900	13 Verticals, Inc., Class A*	20,142
17,176	Ichor Holdings Ltd.*	816,719
35,665	Immersion Corp.	217,913
3,995	Impinj, Inc.*	490,027
54,494	Information Services Group, Inc.	262,116
7,691	Insight Enterprises, Inc.*	642,660
9,709	Intapp, Inc.*	217,773
6,866	InterDigital, Inc.	2,516,595
35,713	IonQ, Inc.*	1,370,308
7,766	Itron, Inc.*	729,616
28,382	Kimball Electronics, Inc.*	709,266
28,432	Knowles Corp.*	772,497
161,578	Kopin Corp.*	357,087
10,783	Kulicke & Soffa Industries, Inc. (Singapore)	751,791
15,320	Life360, Inc.*	806,598
31,563	LiveRamp Holdings, Inc.*	857,567
42,775	Mirion Technologies, Inc.*	924,368
43,388	Mitek Systems, Inc.*	632,597
23,608	N-able, Inc.*	103,875
24,279	Napco Security Technologies, Inc.	1,131,644
32,094	NCR Voyix Corp.*	245,198
16,617	NETGEAR, Inc.*	342,643
27,301	NetScout Systems, Inc.*	797,462
12,264	NextNav, Inc.*	197,328
15,191	nLight, Inc.*	853,582
3,891	Novanta, Inc.*	523,067
6,030	NVE Corp.	415,105
48,838	OneSpan, Inc.	539,172
36,443	Ooma, Inc. *	450,435
4,318	OSI Systems, Inc.*	1,231,494
16,377	Ouster, Inc.*	310,344
46,479	Pagaya Technologies Ltd., Class A*	520,100
47,949	PagerDuty, Inc.*	338,520
5,139	PAR Technology Corp.*	84,228
9,105	PC Connection, Inc.	554,950
11,449	PDF Solutions, Inc.*	386,747
31,301	Penguin Solutions, Inc.*	650,435
26,909	Photronics, Inc.*	1,007,204
8,239	Plexus Corp.*	1,599,437
53,281	Porch Group, Inc.*	437,437
6,535	Power Integrations, Inc.	313,157
12,970	Progress Software Corp.*	543,184
12,627	Q2 Holdings, Inc.*	607,611
10,275	Qualys, Inc.*	950,129
25,306	Rambus, Inc.*	2,521,996
41,182	Rapid7, Inc.*	256,152
9,711	Red Violet, Inc.*	420,583
117,090	Ribbon Communications, Inc.*	261,111
56,047	Rigetti Computing, Inc.*	976,339
25,193	Riot Platforms, Inc.*	410,394
7,760	Rogers Corp.*	836,761

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVE BETA ® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
15,552	Sanmina Corp.*	$2,414,603
17,749	ScanSource, Inc.*	652,808
76,622	SEMrush Holdings, Inc., Class A*	905,672
18,826	Semtech Corp.*	1,698,482
4,076	Silicon Laboratories, Inc.*	833,664
2,968	SiTime Corp.*	1,180,908
35,117	SoundHound AI, Inc., Class A*(a)	302,006
123,772	Sprinklr, Inc., Class A*	720,353
74,578	Sprout Social, Inc., Class A*	481,028
8,988	SPS Commerce, Inc.*	507,912
7,440	Synaptics, Inc. *	606,062
5,840	Telos Corp.*	23,477
38,608	Tenable Holdings, Inc.*	742,432
78,156	Terawulf, Inc. *	1,267,690
31,673	TTM Technologies, Inc.*	3,301,593
20,677	Turtle Beach Corp. *	259,290
17,026	Ultra Clean Holdings, Inc.*	1,033,138
99,714	Unisys Corp.*	242,305
17,110	Varonis Systems, Inc.*	395,241
16,876	Veeco Instruments, Inc.*	515,731
5,126	Viant Technology, Inc., Class A*	51,926
28,531	Viasat, Inc.*	1,306,149
45,540	Viavi Solutions, Inc.*	1,352,993
14,558	Vishay Precision Group, Inc.*	670,687
116,378	Vistance Networks, Inc.*	2,044,761
86,383	VTEX, Class A (Brazil)*	296,294
43,397	Vuzix Corp.*(a)	125,417
43,079	Weave Communications, Inc.*	217,118
7,815	Workiva, Inc .*	481,248
158,498	Xerox Holdings Corp.	285,296
66,156	Xperi, Inc.*	405,536
141,224	Yext, Inc.*	802,152
89,585	Zeta Global Holdings Corp., Class A*	1,518,466

		115,892,361

Materials – 3.9%
23,308	AdvanSix, Inc.	415,582
1,957	Alpha Metallurgical Resources, Inc.*	318,306
101,794	American Battery Technology Co.*	375,620
24,180	Arq, Inc.*	84,872
52,816	ASP Isotopes, Inc.*(a)	282,038
56,117	Aspen Aerogels, Inc.*	175,085
23,572	Avient Corp.	968,102
4,173	Balchem Corp.	757,107
12,386	Cabot Corp.	943,070
19,571	Caledonia Mining Corp. PLC (South Africa)	621,184
8,838	Century Aluminum Co.*	455,687
85,201	Coeur Mining, Inc.*	2,313,207
27,367	Commercial Metals Co.	2,006,001
22,599	Compass Minerals International, Inc.*	569,495
22,407	Constellium SE*	557,710
10,733	Core Molding Technologies, Inc.*	195,877

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
58,672	Ecovyst, Inc.*	$661,234
14,108	Flotek Industries, Inc.*	216,558
7,992	Greif, Inc., Class A	580,779
4,207	Hawkins, Inc.	627,264
10,976	HB Fuller Co.	721,343
51,574	Hecla Mining Co.	1,284,708
10,324	Idaho Strategic Resources, Inc.*(a)	444,655
6,465	lngevity Corp.*	465,674
6,860	Innospec, Inc.	525,339
16,494	Ivanhoe Electric, Inc.*	283,532
5,075	Kaiser Aluminum Corp.	660,461
9,053	Knife River Corp.*	805,536
22,019	Koppers Holdings, Inc.	832,318
21,600	LSB Industries, Inc.*	250,992
4,757	Materion Corp.	775,676
34,535	Mativ Holdings, Inc.	374,359
21,466	Metallus, Inc.*	364,922
10,573	Minerals Technologies, Inc.	746,665
33,307	Myers Industries, Inc.	745,078
77,414	NioCorp Developments Ltd.*	410,294
37,251	Novagold Resources, Inc. (Canada)*	496,183
35,355	O-1 Glass, Inc.*	473,757
41,111	Perimeter Solutions, Inc.*	965,286
29,085	Perpetua Resources Corp.*	1,072,073
3,803	Quaker Chemical Corp.	559,155
15,519	Ramaco Resources, Inc., Class A*	234,958
75,220	Rayonier Advanced Materials, Inc.*	712,333
43,402	Ryerson Holding Corp.	1,135,396
8,594	Sensient Technologies Corp.	872,549
4,175	Smith-Midland Corp.*	160,362
45,900	SSR Mining, Inc. (Canada)*	1,477,521
9,409	Stepan Co.	478,824
46,253	SunCoke Energy, Inc.	263,642
11,846	Sylvamo Corp.	548,470
10,626	TriMas Corp.	415,264
18,512	U.S. Gold Corp.*	401,710
117,613	United States Antimony Corp.*(a)	1,051,460
3,981	United States Lime & Minerals, Inc.	454,471
2,079	Warrior Met Coal, Inc.	173,056

		34,762,800

Real Estate – 3.9%
23,060	Acadia Realty Trust REIT	482,415
1,705	Alexander & Baldwin, Inc. REIT	35,447
821	Alexander’s, Inc. REIT	192,623
16,329	American Assets Trust, Inc. REIT	318,742
30,842	American Healthcare REIT, Inc. REIT	1,611,186
49,813	Apple Hospitality REIT, Inc. REIT	610,707
129,748	Brandywine Realty Trust REIT	413,896
37,447	Broadstone Net Lease, Inc. REIT	726,097
14,615	BRT Apartments Corp. REIT	214,402

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
37,937	CareTrust REIT, Inc. REIT	$1,541,001
19,504	CBL & Associates Properties, Inc. REIT	736,861
64,649	Chatham Lodging Trust REIT	498,444
285,285	Compass, Inc., Class A*	2,781,529
18,757	COPT Defense Properties REIT	596,097
13,002	CTO Realty Growth, Inc. REIT	253,279
7,567	Curbline Properties Corp. REIT	210,438
50,581	Cushman & Wakefield Ltd.*	678,291
65,291	DiamondRock Hospitality Co. REIT	655,522
101,483	Douglas Elliman, Inc.*	231,381
57,193	Douglas Emmett, Inc. REIT	565,639
15,410	Easterly Government Properties, Inc. REIT	358,745
76,847	Empire State Realty Trust, Inc., Class A REIT	451,860
27,426	Essential Properties Realty Trust, Inc. REIT	930,838
131,746	eXp World Holdings, Inc.	918,270
2,192	Forestar Group, Inc.*	62,954
11,915	Four Corners Property Trust, Inc. REIT	304,071
94,128	Franklin Street Properties Corp. REIT	77,439
7,460	FRP Holdings, Inc.*	178,592
6,929	Getty Realty Corp. REIT	227,410
20,043	Gladstone Commercial Corp. REIT	250,337
40,119	Global Net Lease, Inc. REIT	377,921
34,021	Hudson Pacific Properties, Inc. REIT*	246,312
32,036	Independence Realty Trust, Inc. REIT	530,837
42,172	Industrial Logistics Properties Trust REIT	247,128
12,411	InvenTrust Properties Corp. REIT	387,223
21,435	JBG SMITH Properties REIT	326,026
31,960	Kite Realty Group Trust REIT	832,558
6,491	LTC Properties, Inc. REIT	257,563
8,726	LXP Industrial Trust REIT	432,461
30,446	Macerich Co. (The) REIT	623,230
7,664	Marcus & Millichap, Inc.	202,406
10,573	Modiv Industrial, Inc. REIT	163,987
8,518	National Health Investors, Inc. REIT	716,108
12,854	NET Lease Office Properties REIT	175,329
25,057	NETSTREIT Corp. REIT	520,434
37,129	Newmark Group, Inc., Class A	539,113
1,753	NexPoint Residential Trust, Inc. REIT	49,417
31,352	Outfront Media, Inc. REIT	903,251
62,603	Pebblebrook Hotel Trust REIT	803,197
12,257	Phillips Edison & Co., Inc. REIT	481,455
61,815	Piedmont Realty Trust, Inc. REIT*	469,176

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
24,364	RE/MAX Holdings, Inc., Class A*	$153,250
146,055	Real Brokerage, Inc. (The) (Canada)*	387,046
73,817	RLJ Lodging Trust REIT	592,012
12,420	RMR Group, Inc. (The), Class A	203,440
9,786	Ryman Hospitality Properties, Inc. REIT	966,368
40,439	Sabra Health Care REIT, Inc. REIT	831,021
180,627	Service Properties Trust REIT	415,442
7,561	Sila Realty Trust, Inc. REIT	194,545
29,575	SITE Centers Corp. REIT	182,182
7,706	SL Green Realty Corp. REIT	283,966
6,993	St Joe Co. (The)	504,685
110,767	Summit Hotel Properties, Inc. REIT	499,559
50,935	Sunstone Hotel Investors, Inc. REIT	472,677
17,390	Tanger, Inc. REIT	644,473
6,630	Terreno Realty Corp. REIT	437,978
11,868	UMH Properties, Inc. REIT	178,969
13,990	Urban Edge Properties REIT	297,288
12,356	Veris Residential, Inc. REIT	232,911
3,144	Whitestone REIT	47,757
45,243	Xenia Hotels & Resorts, Inc. REIT	691,313

		34,616,527

Utilities – 2.5%
4,992	American States Water Co.	372,054
23,244	Avista Corp.	944,171
18,855	Black Hills Corp.	1,388,859
33,589	Brookfield Infrastructure Corp.,
	Class A (Canada)(a)	1,675,419
6,908	California Water Service Group	311,413
5,317	Chesapeake Utilities Corp.	722,953
16,343	Consolidated Water Co. Ltd.	618,583
27,615	Genie Energy Ltd., Class B	401,246
37,260	Hallador Energy Co.*	677,387
70,382	Hawaiian Electric Industries, Inc.*	1,090,217
6,005	MGE Energy, Inc.	492,530
53,890	Montauk Renewables, Inc.*	82,991
16,309	New Jersey Resources Corp.	884,600
13,835	Northwest Natural Holding Co.	733,808
14,596	Northwestern Energy Group, Inc.	1,021,136
18,115	Oklo, Inc. *	1,140,339
15,439	ONE Gas, Inc.	1,349,986
11,415	Ormat Technologies, Inc.	1,183,736
7,683	Otter Tail Corp.	653,823
21,881	Portland General Electric Co.	1,180,699
29,842	Pure Cycle Corp.*	315,430
3,116	RGC Resources, Inc.	68,739
16,077	Southwest Gas Holdings, Inc.	1,417,509
16,879	Spire, Inc.	1,546,285
23,064	TXNM Energy, Inc.	1,361,237
5,101	Unitil Corp.	266,833

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
592	York Water Co. (The)	$19,464

		21,921,447

TOTAL COMMON STOCKS (Cost $723,290,484)		876,756,842

Units	Description	Expiration Month	Value

Rights – 0.0%

Health Care – 0.0%
4,104	Chinook Therapeutics, Inc.*(b)	12/25	—

Materials – 0.0%
15,501	Resolute Forest Products*(b)	09/23	22,012

TOTAL RIGHTS (Cost $0)			22,012

Shares	Dividend Rate	Value

Investment Company – 1.3%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
11,143,153	3.571%	11,143,153
(Cost $11,143,153)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $734,433,637)		887,922,007

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,385,352	3.589%	$9,385,352
(Cost $9,385,352)

TOTAL INVESTMENTS – 100.9%
(Cost $743,818,989)		$897,307,359

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(8,032,165)

NET ASSETS – 100.0%		$889,275,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	82	03/20/26	$10,802,270	$(10,876)

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks — 99.6%

Australia – 2.1%
113,069	ALS Ltd. (Industrials)	$2,064,425
29,396	Ampol Ltd. (Energy)	590,135
11,729	Anglogold Ashanti PLC (Materials)	1,498,614
26,659	ANZ Group Holdings Ltd. (Financials)	760,702
47,320	BHP Group Ltd. (Materials)	1,969,737
20,593	Charter Hall Group REIT (Real Estate)	323,891
7,526	Cochlear Ltd. (Health Care)	1,067,371
112,274	Coles Group Ltd. (Consumer Staples)	1,645,049
23,704	Commonwealth Bank of Australia (Financials)	2,949,796
249,824	Endeavour Group Ltd. (Consumer Staples)	696,125
59,252	Evolution Mining Ltd. (Materials)	700,106
10,062	IREN Ltd. (Information Technology)*	412,039
22,724	JB Hi-Fi Ltd. (Consumer Discretionary)	1,330,035
434,610	Lottery Corp. Ltd. (The) (Consumer Discretionary)	1,706,584
29,992	Lynas Rare Earths Ltd. (Materials)*	405,675
31,819	National Australia Bank Ltd. (Financials)	1,111,569
16,055	Pro Medicus Ltd. (Health Care)	1,487,408
67,349	QBE Insurance Group Ltd. (Financials)	1,042,959
32,756	Ramsay Health Care Ltd. (Health Care)	1,005,408
6,734	REA Group Ltd. (Communication Services)(a)	798,503
6,909	Rio Tinto Ltd. (Materials)	823,883
13,892	Rio Tinto PLC (Materials)	1,369,966
23,463	Sonic Healthcare Ltd. (Health Care)	398,459
228,509	Telstra Group Ltd. (Communication Services)	843,547
36,907	Wesfarmers Ltd. (Consumer Discretionary)	2,094,148
35,392	Westpac Banking Corp. (Financials)	1,072,949
100,939	Whitehaven Coal Ltd. (Energy)	561,806
71,165	Woolworths Group Ltd. (Consumer Staples)	1,825,767
64,116	Worley Ltd. (Industrials)	518,150

		33,074,806

Austria – 0.4%
11,610	ANDRITZ AG (Industrials)	1,008,219
4,767	BAWAG Group AG (Financials)*(b)	742,949
7,051	Erste Group Bank AG (Financials)	838,340
5,939	OMV AG (Energy)	384,267
6,258	Strabag SE (Industrials)	703,416

Shares	Description	Value

Common Stocks – (continued)

Austria – (continued)
13,166	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	$1,024,423
23,792	voestalpine AG (Materials)	1,363,549
22,270	Wienerberger AG (Materials)	730,979

		6,796,142

Belgium – 0.2%
2,607	Ackermans & van Haaren NV (Industrials)	894,492
8,896	Ageas SA/NV (Financials)	660,671
10,436	Anheuser-Busch InBev SA/NV (Consumer Staples)	847,986
5,581	KBC Group NV (Financials)	756,474

		3,159,623

Brazil – 0.2%
771	MercadoLibre, Inc. (Consumer Discretionary)*	1,355,094
7,463	Wheaton Precious Metals Corp. (Materials)	1,216,264
16,593	Yara International ASA (Materials)	838,423

		3,409,781

Canada – 3.1%
8,131	Agnico Eagle Mines Ltd. (Materials)	2,042,691
11,961	Alamos Gold, Inc., Class A (Materials)	648,368
11,444	Alimentation Couche-Tard, Inc. (Consumer Staples)	694,603
12,325	Bank of Montreal (Financials)	1,774,037
19,743	Bank of Nova Scotia (The) (Financials)	1,497,969
29,103	Barrick Mining Corp. (Materials)(a)	1,476,862
4,295	Bombardier, Inc., Class B (Industrials)*	887,720
15,789	Brookfield Corp. (Financials)	692,523
5,647	Cameco Corp. (Energy)	668,191
17,388	Canadian Imperial Bank of Commerce (Financials)	1,756,713
5,270	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	739,311
2,026	Celestica, Inc. (Information Technology)*	562,678
35,769	Cenovus Energy, Inc. (Energy)	797,023
1,350	Constellation Software, Inc. (Information Technology)	2,495,063
12,407	Emera, Inc. (Utilities)	645,617
46,580	Empire Co. Ltd. (Consumer Staples)	1,652,337
19,667	Enbridge, Inc. (Energy)	1,045,032
811	Fairfax Financial Holdings Ltd. (Financials)	1,396,067
2,311	Franco-Nevada Corp. (Materials)	645,999

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
9,708	George Weston Ltd. (Consumer Staples)	$712,663
6,600	Imperial Oil Ltd. (Energy)	772,101
33,370	Kinross Gold Corp. (Materials)	1,233,651
30,693	Loblaw Cos. Ltd. (Consumer Staples)	1,422,746
27,966	Lundin Gold, Inc. (Materials)	2,636,352
17,868	Magna International, Inc. (Consumer Discretionary)(a)	1,126,830
18,377	Manulife Financial Corp. (Financials)	654,450
5,372	National Bank of Canada (Financials)	749,839
12,268	Pan American Silver Corp. (Materials)	841,764
14,414	Power Corp. of Canada (Financials)	724,161
24,495	Royal Bank of Canada (Financials)	4,096,180
18,122	Shopify, Inc., Class A (Information Technology)*	2,188,034
9,679	Sun Life Financial, Inc. (Financials)(a)	634,456
34,283	Suncor Energy, Inc. (Energy)(a)	1,936,800
12,069	TC Energy Corp. (Energy)	775,634
3,975	TFI International, Inc. (Industrials)	474,983
38,964	Toronto-Dominion Bank (The) (Financials)	3,796,265
8,359	WSP Global, Inc. (Industrials)	1,416,222

		48,311,935

Chile – 0.1%
43,848	Lundin Mining Corp. (Materials)	1,397,246

China – 0.3%
142,500	BYD Electronic International Co. Ltd. (Information Technology)	587,696
393,000	China Mengniu Dairy Co. Ltd. (Consumer Staples)	812,915
306,600	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	514,256
349,000	Geely Automobile Holdings Ltd. (Consumer Discretionary)	720,563
14,168	Prosus NV (Consumer Discretionary)*	727,843
666,000	Sino Biopharmaceutical Ltd. (Health Care)	515,114
167,000	SITC International Holdings Co. Ltd. (Industrials)	712,651

		4,591,038

Denmark – 0.4%
16,560	Danske Bank A/S (Financials)	863,852
4,135	Genmab A/S (Health Care)*	1,207,893
57,916	Novo Nordisk A/S, Class B (Health Care)	2,177,342

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
27,550	Pandora A/S (Consumer Discretionary)	$2,176,833

		6,425,920

Finland – 0.2%
50,688	Nordea Bank Abp (Financials)	984,489
20,341	Orion OYJ, Class B (Health Care)	1,625,927

		2,610,416

France – 1.5%
3,121	Air Liquide SA (Materials)	656,809
6,044	Airbus SE (Industrials)	1,314,765
29,410	AXA SA (Financials)	1,439,674
15,228	BNP Paribas SA (Financials)	1,717,063
20,631	Bouygues SA (Industrials)	1,283,234
4,137	Capgemini SE (Information Technology)	522,404
5,820	Cie de Saint-Gobain SA (Industrials)	592,614
32,129	Credit Agricole SA (Financials)	712,604
6,728	Danone SA (Consumer Staples)	577,034
26,141	Engie SA (Utilities)	892,916
3,410	EssilorLuxottica SA (Health Care)	906,698
486	Hermes International SCA (Consumer Discretionary)	1,175,758
4,943	L’Oreal SA (Consumer Staples)	2,319,308
3,311	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,127,051
43,096	Orange SA (Communication Services)	925,571
3,825	Safran SA (Industrials)	1,535,502
25,064	Societe Generale SA (Financials)	2,185,746
1,047	Thales SA (Industrials)	315,106
23,133	TotalEnergies SE (Energy)	1,837,629
6,215	Vinci SA (Industrials)	1,032,831

		24,070,317

Germany – 2.1%
7,674	adidas AG (Consumer Discretionary)	1,433,403
6,648	Allianz SE (Financials)	3,000,002
29,493	Bayer AG (Health Care)	1,462,890
5,599	Beiersdorf AG (Consumer Staples)	711,647
20,501	Commerzbank AG (Financials)	838,722
4,880	Continental AG (Consumer Discretionary)	421,304
22,030	Daimler Truck Holding AG (Industrials)	1,119,247
40,368	Deutsche Bank AG (Financials)	1,443,937
47,730	Deutsche Post AG (Industrials)	2,823,378
54,343	Deutsche Telekom AG (Communication Services)	2,187,311
31,861	E.ON SE (Utilities)	740,328

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
14,156	Fresenius Medical Care AG (Health Care)	$659,367
2,560	Heidelberg Materials AG (Materials)	572,933
6,818	Knorr-Bremse AG (Industrials)	897,577
17,006	Mercedes-Benz Group AG (Consumer Discretionary)	1,184,661
1,787	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,172,267
863	Rheinmetall AG (Industrials)	1,695,015
12,585	RWE AG (Utilities)	810,417
15,459	SAP SE (Information Technology)	3,120,440
10,059	Siemens AG (Industrials)	2,938,288
12,882	Siemens Energy AG (Industrials)	2,531,670
6,753	Talanx AG (Financials)	853,140

		32,617,944

Hong Kong – 0.6%
141,400	AIA Group Ltd. (Financials)	1,569,073
453,000	Cathay Pacific Airways Ltd. (Industrials)	814,249
772,500	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	692,294
18,200	Hong Kong Exchanges & Clearing Ltd. (Financials)	974,898
66,544	Prudential PLC (Financials)	1,017,666
49,000	Sun Hung Kai Properties Ltd. (Real Estate)	914,582
72,000	Swire Pacific Ltd., Class A (Industrials)	774,570
110,200	Swire Properties Ltd. (Real Estate)	380,381
57,500	Techtronic Industries Co. Ltd. (Industrials)	937,978
1,260,500	WH Group Ltd. (Consumer Staples)(b)	1,585,666

		9,661,357

Indonesia – 0.1%
22,600	Jardine Matheson Holdings Ltd. (Industrials)	1,864,500

Ireland – 0.1%
4,988	AerCap Holdings NV (Industrials)	745,407
67,591	AIB Group PLC (Financials)	706,272
43,815	Bank of Ireland Group PLC (Financials)	855,395

		2,307,074

Israel – 1.3%
43,720	Bank Hapoalim BM (Financials)	1,101,454

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
44,143	Bank Leumi Le-Israel BM (Financials)	$1,066,776
402,656	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	1,061,429
1,461	Big Shopping Centers Ltd. (Real Estate)	351,812
32,645	Cellebrite DI Ltd. (Information Technology)*	435,484
16,164	Clal Insurance Enterprises Holdings Ltd. (Financials)	1,205,334
3,440	Delek Group Ltd. (Energy)	1,051,743
841	Elbit Systems Ltd. (Industrials)	643,461
11,554	Enlight Renewable Energy Ltd. (Utilities)*	790,449
8,453	First International Bank Of Israel Ltd. (The) (Financials)	726,041
23,663	Harel Insurance Investments & Financial Services Ltd. (Financials)	1,241,508
57,372	Israel Discount Bank Ltd., Class A (Financials)	693,694
6,695	Menora Mivtachim Holdings Ltd. (Financials)	955,346
203,596	Migdal Insurance & Financial Holdings Ltd. (Financials)*	1,100,659
5,431	Mizrahi Tefahot Bank Ltd. (Financials)	406,370
23,567	Next Vision Stabilized Systems Ltd. (Information Technology)	2,690,172
15,264	Oddity Tech Ltd., Class A (Consumer Staples)*	179,657
22,601	OPC Energy Ltd. (Utilities)*	711,546
18,432	Phoenix Financial Ltd. (Financials)	940,603
24,930	Plus500 Ltd. (Financials)	1,343,368
49,079	Shufersal Ltd. (Consumer Staples)	687,186
10,759	Wix.com Ltd. (Information Technology)*	758,079

		20,142,171

ltaly – 1.1%
211,323	A2A SpA (Utilities)	618,533
34,336	Banca Mediolanum SpA (Financials)	739,460
69,163	Banco BPM SpA (Financials)	1,023,618
51,888	BPER Banca SpA (Financials)	735,783
111,496	Enel SpA (Utilities)	1,341,973
35,959	Eni SpA (Energy)	834,531
15,182	FinecoBank Banca Fineco SpA (Financials)	358,329
18,917	Generali (Financials)	807,645
269,407	Intesa Sanpaolo SpA (Financials)	1,856,050
7,162	Leonardo SpA (Industrials)	480,311
11,554	Moncler SpA (Consumer Discretionary)	797,228
24,979	Poste Italiane SpA (Financials)(b)	670,960

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
186,300	PRADA SpA (Consumer Discretionary)	$1,059,856
1,615,188	Telecom Italia SpA (Communication Services)*	1,213,268
1,387,737	Telecom Italia SpA (Communication Services)*	1,215,441
25,926	UniCredit SpA (Financials)	2,216,532
39,768	Unipol Assicurazioni SpA (Financials)	993,549

		16,963,067

Japan – 8.8%
23,200	Advantest Corp. (Information Technology)	3,989,880
59,727	Aeon Co. Ltd. (Consumer Staples)	851,767
21,800	Air Water, Inc. (Materials)	302,931
51,600	Aisin Corp. (Consumer Discretionary)	918,637
35,104	ANA Holdings, Inc. (Industrials)	765,149
53,141	Asahi Group Holdings Ltd. (Consumer Staples)	578,467
63,800	Asahi Intecc Co. Ltd. (Health Care)	1,375,506
60,800	Asics Corp. (Consumer Discretionary)	1,866,935
74,500	Astellas Pharma, Inc. (Health Care)	1,241,388
28,300	Bandai Namco Holdings, Inc. (Consumer Discretionary)	769,289
27,900	BayCurrent, Inc. (Industrials)	805,057
27,223	Bridgestone Corp. (Consumer Discretionary)	661,896
34,800	Brother Industries Ltd. (Information Technology)	720,407
21,925	Central Japan Railway Co. (Industrials)	647,112
34,100	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	900,742
58,800	CyberAgent, Inc. (Communication Services)	518,984
18,850	Dai Nippon Printing Co. Ltd. (Industrials)	392,394
84,200	Dai-ichi Life Holdings, Inc. (Financials)	868,831
34,400	Daiichi Sankyo Co. Ltd. (Health Care)	675,110
45,605	Daiwa Securities Group, Inc. (Financials)	480,806
30,400	Dentsu Group, Inc. (Communication Services)*	569,641
1,700	Disco Corp. (Information Technology)	822,098
23,000	Eisai Co. Ltd. (Health Care)	772,093
39,000	Electric Power Development Co. Ltd. (Utilities)	931,753
128,500	ENEOS Holdings, Inc. (Energy)	1,224,711

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,900	Fast Retailing Co. Ltd. (Consumer Discretionary)	$840,077
33,600	Food & Life Cos. Ltd. (Consumer Discretionary)	2,166,110
5,500	Fujikura Ltd. (Industrials)	942,882
24,000	Fujitsu Ltd. (Information Technology)	551,558
11,800	Fukuoka Financial Group, Inc. (Financials)	517,197
36,484	Haseko Corp. (Consumer Discretionary)	797,799
18,300	Hitachi Construction Machinery Co. Ltd. (Industrials)	823,661
45,200	Hitachi Ltd. (Industrials)	1,512,988
9,800	Hoya Corp. (Health Care)	1,774,200
14,500	Ibiden Co. Ltd. (Information Technology)	885,742
107,400	Idemitsu Kosan Co. Ltd. (Energy)	1,025,674
29,700	IHI Corp. (Industrials)	818,569
23,600	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	420,379
56,100	Inpex Corp. (Energy)	1,365,444
51,900	ITOCHU Corp. (Industrials)	754,607
39,900	J Front Retailing Co. Ltd. (Consumer Discretionary)(a)	659,356
118,475	Japan Airlines Co. Ltd. (Industrials)(a)	2,449,558
777	Japan Metropolitan Fund Invest REIT (Real Estate)	605,674
63,600	Japan Post Holdings Co. Ltd. (Financials)	829,397
37,700	Japan Post Insurance Co. Ltd. (Financials)	1,231,996
52,389	JFE Holdings, Inc. (Materials)(a)	738,395
18,500	Kajima Corp. (Industrials)	846,290
41,800	Kawasaki Kisen Kaisha Ltd. (Industrials)	672,816
11,400	Kinden Corp. (Industrials)	619,780
9,300	Kioxia Holdings Corp. (Information Technology)*	1,263,430
67,037	Kyushu Electric Power Co., Inc. (Utilities)	864,772
4,200	Lasertec Corp. (Information Technology)	905,505
57,503	Lixil Corp. (Industrials)(a)	675,856
202,700	LY Corp. (Communication Services)	505,046
30,500	Marubeni Corp. (Industrials)	1,173,701
75,800	MatsukiyoCocokara & Co. (Consumer Staples)	1,256,981
39,800	Medipal Holdings Corp. (Health Care)	781,852
39,000	MISUMI Group, Inc. (Industrials)	786,370
137,700	Mitsubishi Chemical Group Corp. (Materials)	1,023,544
47,400	Mitsubishi Corp. (Industrials)	1,606,059

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
24,200	Mitsubishi Electric Corp. (Industrials)	$928,629
27,500	Mitsubishi Estate Co. Ltd. (Real Estate)	929,672
76,711	Mitsubishi HC Capital, Inc. (Financials)	743,894
39,600	Mitsubishi Heavy Industries Ltd. (Industrials)	1,271,766
169,400	Mitsubishi UFJ Financial Group, Inc. (Financials)	3,220,906
24,300	Mitsui & Co. Ltd. (Industrials)	913,945
56,400	Mitsui Chemicals, Inc. (Materials)	859,773
56,600	Mitsui Fudosan Co. Ltd. (Real Estate)	763,669
7,800	Mitsui Kinzoku Co. Ltd. (Materials)	1,844,022
31,100	Mizuho Financial Group, Inc. (Financials)	1,424,475
72,900	MonotaRO Co. Ltd. (Industrials)	971,455
34,500	MS&AD Insurance Group Holdings, Inc. (Financials)	966,994
28,200	NEC Corp. (Information Technology)	782,827
35,600	NGK Insulators Ltd. (Industrials)	1,045,939
27,091	NH Foods Ltd. (Consumer Staples)	1,240,503
44,400	NIDEC Corp. (Industrials)	700,162
7,200	Nintendo Co. Ltd. (Communication Services)	414,821
51,662	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	1,273,971
105,918	Nippon Steel Corp. (Materials)	431,474
24,460	Nippon Television Holdings, Inc. (Communication Services)	532,676
20,500	Nippon Yusen KK (Industrials)(a)	704,977
86,000	Nomura Holdings, Inc. (Financials)	800,096
572,557	NTT, Inc. (Communication Services)	562,197
114,331	Oji Holdings Corp. (Materials)	720,954
66,600	Olympus Corp. (Health Care)	651,816
7,000	Open House Group Co. Ltd. (Consumer Discretionary)	518,751
24,500	ORIX Corp. (Financials)	869,838
894	Orix JREIT, Inc. REIT (Real Estate)	596,095
35,895	Osaka Gas Co. Ltd. (Utilities)	1,498,106
20,784	Otsuka Holdings Co. Ltd. (Health Care)	1,425,759
97,484	Pan Pacific International Holdings Corp. (Consumer Discretionary)	649,373
671,900	Persol Holdings Co. Ltd. (Industrials)	1,075,040

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
93,100	Rakuten Group, Inc. (Consumer Discretionary)*	$493,810
47,100	Recruit Holdings Co. Ltd. (Industrials)	2,071,344
78,641	Ricoh Co. Ltd. (Information Technology)	740,447
26,900	Rinnai Corp. (Consumer Discretionary)	701,769
93,200	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	2,147,256
58,100	Sanrio Co. Ltd. (Consumer Discretionary)	2,130,861
21,500	Sanwa Holdings Corp. (Industrials)	569,294
39,300	SBI Holdings, Inc. (Financials)	843,267
17,000	Seibu Holdings, Inc. (Industrials)(a)	505,236
58,900	Seven & i Holdings Co. Ltd. (Consumer Staples)(a)	828,278
60,900	Shimizu Corp. (Industrials)	1,362,522
77,800	Shiseido Co. Ltd. (Consumer Staples)	1,644,452
44,700	Shizuoka Financial Group, Inc. (Financials)	900,156
39,700	SoftBank Group Corp. (Communication Services)	1,039,765
19,100	Sompo Holdings, Inc. (Financials)	764,000
71,300	Sony Group Corp. (Consumer Discretionary)	1,663,705
34,800	Subaru Corp. (Consumer Discretionary)	661,228
38,200	Sugi Holdings Co. Ltd. (Consumer Staples)	878,386
241,800	Sumitomo Chemical Co. Ltd. (Materials)	882,328
31,200	Sumitomo Corp. (Industrials)	1,331,533
19,300	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	1,282,546
41,900	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,609,443
21,900	Sumitomo Mitsui Trust Group, Inc. (Financials)	769,113
56,700	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	1,010,159
24,000	Sundrug Co. Ltd. (Consumer Staples)	649,018
48,800	Suzuki Motor Corp. (Consumer Discretionary)	740,947
51,500	Sysmex Corp. (Health Care)	485,560
8,400	Taisei Corp. (Industrials)	1,094,354
26,574	Takeda Pharmaceutical Co. Ltd. (Health Care)	990,451
143,900	Tohoku Electric Power Co., Inc. (Utilities)	1,194,059
35,800	Tokio Marine Holdings, Inc. (Financials)	1,496,664

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
50,000	Tokyo Century Corp. (Financials)	$731,145
8,100	Tokyo Electron Ltd. (Information Technology)	2,283,305
19,100	Tokyo Gas Co. Ltd. (Utilities)	936,619
111,500	Toyota Motor Corp. (Consumer Discretionary)	2,731,705
27,500	Toyota Tsusho Corp. (Industrials)	1,230,873
46,700	Trend Micro, Inc. (Information Technology)	1,555,420
92,368	Tsuruha Holdings, Inc. (Consumer Staples)(a)	1,553,025
495	United Urban Investment Corp. REIT (Real Estate)	587,817
49,500	Yamazaki Baking Co. Ltd. (Consumer Staples)	1,112,541
8,800	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	444,270
25,000	Zensho Holdings Co. Ltd. (Consumer Discretionary)	1,589,912
147,600	ZOZO, Inc. (Consumer Discretionary)(a)	1,076,806

		138,994,813

Luxembourg – 0.1%
82,924	CVC Capital Partners PLC (Financials)(b)	1,183,713

Mexico – 0.1%
16,993	Fresnillo PLC (Materials)	968,681

Netherlands – 1.2%
37,116	ABN AMRO Bank NV (Financials)(b)	1,242,817
722	Argenx SE ADR (Health Care)*	553,716
6,835	ASML Holding NV (Information Technology)	9,953,650
9,248	Heineken Holding NV (Consumer Staples)	799,280
60,520	ING Groep NV (Financials)	1,759,962
53,752	Koninklijke Ahold Delhaize NV (Consumer Staples)	2,650,935
6,980	Nebius Group NV (Information Technology)*	636,506
2,834	NXP Semiconductors NV (Information Technology)	643,346
5,512	Wolters Kluwer NV (Industrials)	443,197

		18,683,409

New Zealand – 0.1%
99,484	a2 Milk Co. Ltd. (The) (Consumer Staples)	689,482
55,483	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	1,361,666

		2,051,148

Shares	Description	Value

Common Stocks – (continued)

Norway – 0.3%
4,226	Aker ASA, Class A (Industrials)	$410,455
25,579	DNB Bank ASA (Financials)	810,653
14,114	Gjensidige Forsikring ASA (Financials)	398,196
66,966	Norsk Hydro ASA (Materials)	620,428
19,985	Protector Forsikring ASA (Financials)	1,088,174
16,480	SpareBank 1 SMN (Financials)	369,845
65,560	TOMRA Systems ASA (Industrials)	810,421

		4,508,172

Poland – 0.5%
14,442	Asseco Poland SA (Information Technology)	712,671
72,459	Bank Millennium SA (Financials)*	351,683
93,628	Dino Polska SA (Consumer Staples)*(b)	1,053,516
50,622	InPost SA (Industrials)*	908,496
11,562	KGHM Polska Miedz SA (Materials)*	1,085,763
271	LPP SA (Consumer Discretionary)	1,567,903
42,201	ORLEN SA (Energy)	1,354,391
211,997	PGE Polska Grupa Energetyczna SA (Utilities)*	669,639
48,152	Powszechny Zaklad Ubezpieczen SA (Financials)	911,649

		8,615,711

Portugal – 0.1%
671,868	Banco Comercial Portugues SA, Class R (Financials)	707,284
37,240	Jeronimo Martins SGPS SA (Consumer Staples)	978,757

		1,686,041

Singapore – 0.7%
38,226	DBS Group Holdings Ltd. (Financials)	1,726,267
101,458	Hafnia Ltd. (Energy)	757,624
79,348	Keppel Ltd. (Industrials)	820,549
47,514	Oversea-Chinese Banking Corp. Ltd. (Financials)	805,016
225,000	SATS Ltd. (Industrials)	697,316
2,498	Sea Ltd. ADR (Consumer Discretionary)*	270,908
452,100	Seatrium Ltd. (Industrials)	857,841
146,518	Singapore Airlines Ltd. (Industrials)	831,719
65,573	Singapore Exchange Ltd. (Financials)	943,534
91,200	Singapore Technologies Engineering Ltd. (Industrials)	718,871
182,035	Singapore Telecommunications Ltd. (Communication Services)	725,348
22,347	United Overseas Bank Ltd. (Financials)	653,175

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
130,861	UOL Group Ltd. (Real Estate)	$1,167,025

		10,975,193

South Korea – 0.1%
90,984	Coupang, Inc. (Consumer Discretionary)*	1,735,975

Spain – 0.9%
9,016	ACS Actividades de Construccion y Servicios SA (Industrials)	1,166,714
126,892	Banco Bilbao Vizcaya Argentaria SA (Financials)	2,958,975
316,737	Banco Santander SA (Financials)	4,035,154
67,284	CaixaBank SA (Financials)	835,733
17,161	Endesa SA (Utilities)	700,458
73,144	Iberdrola SA (Utilities)	1,731,542
27,803	Industria de Diseno Textil SA (Consumer Discretionary)	1,865,232
32,977	Repsol SA (Energy)	740,367
117,263	Telefonica SA (Communication Services)(a)	533,042

		14,567,217

Sweden – 0.7%
22,419	Avanza Bank Holding AB (Financials)	821,710
21,477	Axfood AB (Consumer Staples)	783,137
8,696	Boliden AB (Materials)*	691,432
74,405	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	1,589,103
136,377	Husqvarna AB, Class B (Industrials)	657,504
33,316	Nordnet AB publ (Financials)	1,056,057
7,096	Saab AB, Class B (Industrials)	513,879
39,904	Securitas AB, Class B (Industrials)	710,723
12,529	Skanska AB, Class B (Industrials)	386,038
45,847	Svenska Handelsbanken AB, Class A (Financials)	734,763
19,523	Swedbank AB, Class A (Financials)(a)	752,566
20,410	Tele2 AB, Class B (Communication Services)	431,608
96,604	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	1,119,406

		10,247,926

Switzerland – 1.1%
16,211	ABB Ltd. (Industrials)	1,513,912
4,970	Cie Financiere Richemont SA (Consumer Discretionary)	1,016,231
1,729	Galderma Group AG (Health Care)	328,017
1,953	Geberit AG (Industrials)	1,645,594

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
8,081	Kuehne + Nagel International AG (Industrials)	$1,884,568
1,370	Partners Group Holding AG (Financials)	1,527,388
15,688	SGS SA (Industrials)	1,978,722
10,375	Straumann Holding AG (Health Care)	1,249,236
546	Swiss Life Holding AG (Financials)	625,765
6,396	TE Connectivity PLC (Information Technology)	1,472,039
29,882	UBS Group AG (Financials)	1,243,772
2,210	Zurich Insurance Group AG (Financials)	1,668,456

		16,153,700

United Kingdom – 2.9%
10,222	3i Group PLC (Financials)	456,542
37,648	Admiral Group PLC (Financials)	1,500,255
19,817	Associated British Foods PLC (Consumer Staples)	526,732
27,974	AstraZeneca PLC (Health Care)	5,845,295
306,744	Autotrader Group PLC (Communication Services)(b)	2,032,731
74,301	Aviva PLC (Financials)	685,273
36,442	BAE Systems PLC (Industrials)	1,034,763
297,841	Barclays PLC (Financials)	1,813,359
30,806	British American Tobacco PLC (Consumer Staples)	1,921,756
137,085	Centrica PLC (Utilities)	367,042
131,496	CK Hutchison Holdings Ltd. (Industrials)	1,082,611
309,448	HSBC Holdings PLC (Financials)	5,797,901
16,972	Imperial Brands PLC (Consumer Staples)	758,699
66,745	International Consolidated Airlines Group SA ADR (Industrials)	760,893
239,833	J Sainsbury PLC (Consumer Staples)	1,125,329
243,700	Kingfisher PLC (Consumer Discretionary)	1,213,916
1,100,680	Lloyds Banking Group PLC (Financials)	1,516,066
171,099	M&G PLC (Financials)	730,819
180,984	Marks & Spencer Group PLC (Consumer Staples)	964,780
39,480	National Grid PLC (Utilities)	738,328
176,244	NatWest Group PLC (Financials)	1,466,729
6,390	Next PLC (Consumer Discretionary)	1,161,509
66,561	Phoenix Group Holdings PLC (Financials)	686,373
7,417	Reckitt Benckiser Group PLC (Consumer Staples)	649,363
26,391	RELX PLC (Industrials)	916,840

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
130,691	Rolls-Royce Holdings PLC (Industrials)	$2,343,062
159,742	Sage Group PLC (The) (Information Technology)	1,764,941
32,991	Smith & Nephew PLC (Health Care)	608,326
9,389	Smiths Group PLC (Industrials)	346,629
64,733	Standard Chartered PLC (Financials)	1,594,396
172,036	Tesco PLC (Consumer Staples)	1,111,599
16,251	Unilever PLC (Consumer Staples)	1,194,467
920,980	Vodafone Group PLC (Communication Services)	1,417,753

		46,135,077

United States – 68.2%
7,388	3M Co. (Industrials)	1,221,384
31,716	Abbott Laboratories (Health Care)	3,690,157
33,403	AbbVie, Inc. (Health Care)	7,752,168
9,500	Accenture PLC, Class A (Information Technology)	1,982,840
10,781	Adobe, Inc. (Information Technology)*	2,829,042
27,708	Advanced Micro Devices, Inc. (Information Technology)*	5,547,419
5,658	Aflac, Inc. (Financials)	638,958
4,715	Airbnb, Inc., Class A (Consumer Discretionary)*	637,044
15,061	Allstate Corp. (The) (Financials)	3,230,886
6,578	Alnylam Pharmaceuticals, Inc. (Health Care)*	2,189,948
112,057	Alphabet, Inc., Class A (Communication Services)	34,934,890
97,662	Alphabet, Inc., Class C (Communication Services)	30,414,877
37,847	Altria Group, Inc. (Consumer Staples)	2,612,957
183,395	Amazon.com, Inc. (Consumer Discretionary)*	38,512,950
6,044	American Electric Power Co., Inc. (Utilities)	808,808
11,644	American Express Co. (Financials)	3,596,832
11,864	American International Group, Inc. (Financials)	954,933
3,303	American Tower Corp. REIT (Real Estate)	633,714
3,906	Ameriprise Financial, Inc. (Financials)	1,836,289
7,604	Amgen, Inc. (Health Care)	2,951,569
24,774	Amphenol Corp., Class A (Information Technology)	3,618,490
5,121	Analog Devices, Inc. (Information Technology)	1,822,001
3,972	Aon PLC, Class A (Financials)	1,332,487

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
390	AP Moller - Maersk A/S, Class A (Industrials)	$955,278
399	AP Moller - Maersk A/S, Class B (Industrials)(a)	988,357
4,850	Apollo Global Management, Inc. (Financials)	507,310
277,913	Apple, Inc. (Information Technology)	73,419,056
15,079	Applied Materials, Inc. (Information Technology)	5,613,912
7,921	AppLovin Corp., Class A (Information Technology)*	3,443,813
10,286	Arch Capital Group Ltd. (Financials)*	1,030,143
23,798	Archer-Daniels-Midland Co. (Consumer Staples)	1,643,014
19,816	Arista Networks, Inc. (Information Technology)*	2,645,436
142,259	AT&T, Inc. (Communication Services)	3,984,675
19,466	Atlassian Corp., Class A (Information Technology)*	1,462,481
3,459	Atmos Energy Corp. (Utilities)	646,107
6,209	Autodesk, Inc. (Information Technology)*	1,526,607
3,656	Automatic Data Processing, Inc. (Industrials)	783,700
547	AutoZone, Inc. (Consumer Discretionary)*	2,054,302
17,523	Baker Hughes Co. (Energy)	1,143,551
122,356	Bank of America Corp. (Financials)	6,096,999
16,082	Bank of New York Mellon Corp. (The) (Financials)	1,915,366
3,276	Becton Dickinson & Co. (Health Care)	578,148
25,024	Berkshire Hathaway, Inc., Class B (Financials)*	12,635,869
4,887	Biogen, Inc. (Health Care)*	937,424
2,391	Blackrock, Inc. (Financials)	2,542,183
12,926	Blackstone, Inc. (Financials)	1,465,421
7,938	Block, Inc. (Financials)*	505,651
9,671	Boeing Co. (The) (Industrials)*	2,200,443
868	Booking Holdings, Inc. (Consumer Discretionary)	3,679,756
25,870	Boston Scientific Corp. (Health Care)*	1,988,109
232,020	BP PLC (Energy)	1,489,979
30,753	Bristol-Myers Squibb Co. (Health Care)	1,918,065
87,814	Broadcom, Inc. (Information Technology)	28,060,964
5,860	Cadence Design Systems, Inc. (Information Technology)*	1,766,204
7,079	Capital One Financial Corp. (Financials)	1,384,936
6,410	Cardinal Health, Inc. (Health Care)	1,469,364

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks - (continued)

United States - (continued)
26,957	Carnival Corp. (Consumer Discretionary)	$850,493
2,025	Carvana Co. (Consumer Discretionary)*	676,674
8,373	Caterpillar, Inc. (Industrials)	6,219,716
3,785	CBRE Group, Inc., Class A (Real Estate)*	558,893
3,087	Cencora, Inc. (Health Care)	1,148,796
30,213	Centene Corp. (Health Care)*	1,355,959
16,377	CenterPoint Energy, Inc. (Utilities)	712,400
32,383	Charles Schwab Corp. (The) (Financials)	3,082,862
7,931	Charter Communications, Inc., Class A (Communication Services)*	1,860,851
2,550	Cheniere Energy, Inc. (Energy)	601,112
32,617	Chevron Corp. (Energy)	6,091,551
14,992	Chipotle Mexican Grill, Inc. (Consumer Discretionary)*	558,002
6,864	Chubb Ltd. (Financials)	2,339,663
7,412	Cigna Group (The) (Health Care)	2,148,146
4,589	Cincinnati Financial Corp. (Financials)	752,504
8,822	Cintas Corp. (Industrials)	1,774,369
76,692	Cisco Systems, Inc. (Information Technology)	6,093,946
38,545	Citigroup, Inc. (Financials)	4,247,274
16,836	Citizens Financial Group, Inc. (Financials)	1,013,359
6,229	Cloudflare, Inc., Class A (Information Technology)*	1,072,572
5,977	CME Group, Inc. (Financials)	1,909,651
60,208	Coca-Cola Co. (The) (Consumer Staples)	4,910,564
10,001	Cognizant Technology Solutions Corp., Class A (Information Technology)	644,364
3,837	Coinbase Global, Inc., Class A (Financials)*	674,736
29,409	Colgate-Palmolive Co. (Consumer Staples)	2,915,608
51,906	Comcast Corp., Class A (Communication Services)	1,607,010
16,560	ConocoPhillips (Energy)	1,878,898
3,730	Constellation Energy Corp. (Utilities)	1,230,452
15,338	Corning, Inc. (Information Technology)	2,306,528
1,127	Corpay, Inc. (Financials)*	366,388
9,838	Corteva, Inc. (Materials)	788,221
8,569	Costco Wholesale Corp. (Consumer Staples)	8,661,460
14,472	Coterra Energy, Inc. (Energy)	442,698
8,392	CRH PLC (Materials)	1,006,872

Shares	Description	Value

Common Stocks - (continued)

United States - (continued)
4,664	Crowdstrike Holdings, Inc., Class A (Information Technology)*	$1,734,915
1,947	Cummins, Inc. (Industrials)	1,136,795
38,073	CVS Health Corp. (Health Care)	3,042,033
5,151	D.R. Horton, Inc. (Consumer Discretionary)	826,169
6,379	Danaher Corp. (Health Care)	1,343,673
4,430	Datadog, Inc., Class A (Information Technology)*	495,983
2,837	Deere & Co. (Industrials)	1,786,487
5,052	Dell Technologies, Inc., Class C (Information Technology)	748,100
15,523	Delta Air Lines, Inc. (Industrials)	1,019,861
32,125	Devon Energy Corp. (Energy)	1,398,401
8,024	Dollar General Corp. (Consumer Staples)	1,253,670
16,438	Dollar Tree, Inc. (Consumer Staples)*	2,079,078
6,551	DoorDash, Inc., Class A (Consumer Discretionary)*	1,156,055
8,963	Duke Energy Corp. (Utilities)	1,172,809
6,154	Eaton Corp. PLC (Industrials)	2,313,412
9,355	eBay, Inc. (Consumer Discretionary)	849,995
3,205	Ecolab, Inc. (Materials)	988,262
7,345	Edwards Lifesciences Corp. (Health Care)*	635,122
8,442	Electronic Arts, Inc. (Communication Services)	1,693,212
3,167	Elevance Health, Inc. (Health Care)	1,013,440
15,641	Eli Lilly & Co. (Health Care)	16,454,176
6,615	Emerson Electric Co. (Industrials)	997,211
7,730	Entergy Corp. (Utilities)	827,960
9,622	EOG Resources, Inc. (Energy)	1,193,898
17,652	Estee Lauder Cos., Inc. (The), Class A (Consumer Staples)	1,932,364
14,007	Exelon Corp. (Utilities)	692,926
7,552	Expedia Group, Inc. (Consumer Discretionary)	1,628,891
8,232	Experian PLC (Industrials)	308,341
75,151	Exxon Mobil Corp. (Energy)	11,460,528
1,204	Fair Isaac Corp. (Information Technology)*	1,696,869
53,403	Fastenal Co. (Industrials)	2,458,674
2,842	FedEx Corp. (Industrials)	1,099,854
5,823	Ferguson Enterprises, Inc. (Industrials)	1,518,405
9,914	Ferrovial SE (Industrials)	739,317
14,279	Fifth Third Bancorp (Financials)	706,382
13,076	FirstEnergy Corp. (Utilities)	668,968
20,085	Fiserv, Inc. (Financials)*	1,251,095
2,545	Flutter Entertainment PLC (Consumer Discretionary)*	270,126

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
130,048	Ford Motor Co. (Consumer Discretionary)	$1,832,376
19,046	Fortinet, Inc. (Information Technology)*	1,505,205
6,403	Fortive Corp. (Industrials)	379,058
17,905	Fox Corp., Class A (Communication Services)	1,008,768
18,412	Fox Corp., Class B (Communication Services)	952,453
20,087	Freeport-McMoRan, Inc. (Materials)	1,367,523
2,814	Garmin Ltd. (Consumer Discretionary)	711,464
9,320	Gartner, Inc. (Information Technology)*	1,465,104
5,130	GE Vernova, Inc. (Industrials)	4,481,568
3,480	General Dynamics Corp. (Industrials)	1,242,534
18,642	General Electric Co. (Industrials)	6,380,411
24,364	General Motors Co. (Consumer Discretionary)	1,917,690
24,903	Gilead Sciences, Inc. (Health Care)	3,709,302
7,050	Global Payments, Inc. (Financials)	539,043
89,513	GSK PLC (Health Care)	2,648,812
22,675	Halliburton Co. (Energy)	816,300
10,621	Hartford Insurance Group, Inc. (The) (Financials)	1,495,755
2,493	HCA Healthcare, Inc. (Health Care)	1,320,542
24,891	Hewlett Packard Enterprise Co. (Information Technology)	534,410
2,314	Hilton Worldwide Holdings, Inc. (Consumer Discretionary)	721,459
6,719	Holcim AG (Materials)*	619,261
19,193	Home Depot, Inc. (The) (Consumer Discretionary)	7,307,159
8,122	Honeywell International, Inc. (Industrials)	1,978,438
6,419	Howmet Aerospace, Inc. (Industrials)	1,685,180
21,503	HP, Inc. (Information Technology)	408,342
6,964	HubSpot, Inc. (Information Technology)*	1,842,048
4,246	Humana, Inc. (Health Care)	809,033
38,842	Huntington Bancshares, Inc. (Financials)	652,546
3,397	ICON PLC (Health Care)*	367,352
3,592	IDEXX Laboratories, Inc. (Health Care)*	2,358,974
3,118	Illinois Tool Works, Inc. (Industrials)	906,184
70,933	Intel Corp. (Information Technology)*	3,235,254

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
7,306	Interactive Brokers Group, Inc., Class A (Financials)	$520,114
3,839	Intercontinental Exchange, Inc. (Financials)	630,095
17,904	International Business Machines Corp. (Information Technology)	4,300,720
4,477	Intuit, Inc. (Information Technology)	1,831,227
4,699	Intuitive Surgical, Inc. (Health Care)*	2,365,993
2,768	IQVIA Holdings, Inc. (Health Care)*	494,946
11,044	Johnson Controls International PLC (Industrials)	1,593,649
46,295	Johnson & Johnson (Health Care)	11,501,067
52,874	JPMorgan Chase & Co. (Financials)	15,878,062
3,549	Keysight Technologies, Inc. (Information Technology)*	1,090,714
5,003	Kimberly-Clark Corp. (Consumer Staples)	557,534
28,469	Kinder Morgan, Inc. (Energy)	947,164
5,004	KKR & Co., Inc. (Financials)	438,751
3,155	KLA Corp. (Information Technology)	4,809,955
33,821	Kraft Heinz Co. (The) (Consumer Staples)	832,335
32,948	Kroger Co. (The) (Consumer Staples)	2,248,372
3,254	L3Harris Technologies, Inc. (Industrials)	1,186,213
27,992	Lam Research Corp. (Information Technology)	6,547,049
3,214	Leidos Holdings, Inc. (Industrials)	562,771
6,382	Linde PLC (Materials)	3,242,567
2,446	Lockheed Martin Corp. (Industrials)	1,609,664
9,567	Loews Corp. (Financials)	1,052,561
12,699	Lowe’s Cos., Inc. (Consumer Discretionary)	3,359,774
11,180	Lululemon Athletica, Inc. (Consumer Discretionary)*	2,070,201
3,658	M&T Bank Corp. (Financials)	793,713
6,971	Marathon Petroleum Corp. (Energy)	1,381,722
439	Markel Group, Inc. (Financials)*	909,814
6,096	Marsh & McLennan Cos., Inc. (Financials)	1,138,367
8,646	Marvell Technology, Inc. (Information Technology)	706,292
17,520	Mastercard, Inc., Class A (Financials)	9,061,519
10,189	McDonald’s Corp. (Consumer Discretionary)	3,475,060
2,284	McKesson Corp. (Health Care)	2,255,153

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® WORLD EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
21,428	Medtronic PLC (Health Care)	$2,092,658
44,042	Merck & Co., Inc. (Health Care)	5,453,280
41,930	Meta Platforms, Inc., Class A (Communication Services)	27,178,187
11,455	MetLife, Inc. (Financials)	825,562
1,200	Mettler-Toledo International, Inc. (Health Care)*	1,640,028
21,465	Micron Technology, Inc. (Information Technology)	8,851,522
139,062	Microsoft Corp. (Information Technology)	54,615,210
11,686	Monday.com Ltd. (Information Technology)*	848,871
10,025	Mondelez International, Inc., Class A (Consumer Staples)	617,339
1,795	MongoDB, Inc. (Information Technology)*	589,604
748	Monolithic Power Systems, Inc. (Information Technology)	854,770
22,677	Monster Beverage Corp. (Consumer Staples)*	1,934,348
4,301	Moody’s Corp. (Financials)	2,054,115
23,681	Morgan Stanley (Financials)	3,943,123
2,438	Motorola Solutions, Inc. (Information Technology)	1,175,750
34,675	Nestle SA (Consumer Staples)	3,786,498
9,040	NetApp, Inc. (Information Technology)	895,231
80,394	Netflix, Inc. (Communication Services)*	7,737,119
25,712	Newmont Corp. (Materials)	3,342,560
25,235	NextEra Energy, Inc. (Utilities)	2,366,286
24,388	NIKE, Inc., Class B (Consumer Discretionary)	1,516,446
2,152	Norfolk Southern Corp. (Industrials)	677,320
5,093	Northern Trust Corp. (Financials)	728,757
2,144	Northrop Grumman Corp. (Industrials)	1,553,071
40,818	Novartis AG (Health Care)	6,926,401
457,507	NVIDIA Corp. (Information Technology)	81,065,665
82	NVR, Inc. (Consumer Discretionary)*	616,459
20,535	Occidental Petroleum Corp. (Energy)	1,089,998
11,652	ON Semiconductor Corp. (Information Technology)*	774,625
6,390	ONEOK, Inc. (Energy)	528,900
28,157	Oracle Corp. (Information Technology)	4,094,028
25,495	O’Reilly Automotive, Inc. (Consumer Discretionary)*	2,393,471
6,611	Otis Worldwide Corp. (Industrials)	611,914
6,087	PACCAR, Inc. (Industrials)	767,510

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
42,623	Palantir Technologies, Inc., Class A (Information Technology)*	$5,847,449
10,284	Palo Alto Networks, Inc. (Information Technology)*	1,531,493
1,823	Parker-Hannifin Corp. (Industrials)	1,839,735
13,524	PayPal Holdings, Inc. (Financials)	624,944
23,257	PepsiCo, Inc. (Consumer Staples)	3,947,643
76,227	Pfizer, Inc. (Health Care)	2,107,677
28,456	Philip Morris International, Inc. (Consumer Staples)	5,316,434
5,255	Phillips 66 (Energy)	811,004
87,389	Pinterest, Inc., Class A (Communication Services)*	1,496,974
5,713	PNC Financial Services Group, Inc. (The) (Financials)	1,213,156
7,343	Principal Financial Group, Inc. (Financials)	700,669
39,102	Procter & Gamble Co. (The) (Consumer Staples)	6,537,854
12,414	Progressive Corp. (The) (Financials)	2,652,375
7,747	Prologis, Inc. REIT (Real Estate)	1,104,490
10,565	Prudential Financial, Inc. (Financials)	1,039,385
5,000	PulteGroup, Inc. (Consumer Discretionary)	686,000
21,134	QUALCOMM, Inc. (Information Technology)	3,008,636
2,459	Quanta Services, Inc. (Industrials)	1,384,614
3,386	Quest Diagnostics, Inc. (Health Care)	717,527
3,887	Raymond James Financial, Inc. (Financials)	595,022
10,194	Realty Income Corp. REIT (Real Estate)	682,998
7,259	Reddit, Inc., Class A (Communication Services)*	1,058,435
1,206	Regeneron Pharmaceuticals, Inc. (Health Care)	942,694
24,870	Regions Financial Corp. (Financials)	692,132
2,772	Republic Services, Inc. (Industrials)	634,788
2,492	ResMed, Inc. (Health Care)	638,600
16,474	Robinhood Markets, Inc., Class A(Financials)*	1,249,553
15,182	ROBLOX Corp., Class A (Communication Services)*	1,042,396
13,759	Roche Holding AG (Health Care)	6,565,962
2,828	Roche Holding AG (Health Care)	1,402,509

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® WORLD EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
43,216	Rocket Cos., Inc., Class A (Financials)	$786,099
1,667	Rockwell Automation, Inc. (Industrials)	679,219
28,531	Rollins, Inc. (Industrials)	1,737,253
1,323	Roper Technologies, Inc. (Information Technology)	462,693
4,264	Ross Stores, Inc. (Consumer Discretionary)	876,849
2,495	Royal Caribbean Cruises Ltd. (Consumer Discretionary)	775,845
16,578	Royalty Pharma PLC, Class A (Health Care)	766,069
23,458	RTX Corp. (Industrials)	4,753,060
3,305	S&P Global, Inc. (Financials)	1,460,413
14,749	Salesforce, Inc. (Information Technology)	2,872,958
2,861	Sandisk Corp. (Information Technology)*	1,817,765
8,794	Sanofi SA (Health Care)	853,489
6,008	Schneider Electric SE (Industrials)	1,962,813
6,874	Seagate Technology Holdings PLC (Information Technology)	2,803,492
8,374	Sempra (Utilities)	806,165
16,214	ServiceNow, Inc. (Information Technology)*	1,751,274
87,868	Shell PLC (Energy)	3,630,855
2,760	Sherwin-Williams Co. (The) (Materials)	1,000,748
3,414	Simon Property Group, Inc. REIT (Real Estate)	695,944
16,833	SLB Ltd. (Energy)	864,206
6,121	Snowflake, Inc. (Information Technology)*	1,030,838
10,385	Southern Co. (The) (Utilities)	1,011,291
2,643	Spotify Technology SA (Communication Services)*	1,360,986
7,070	SS&C Technologies Holdings, Inc. (Industrials)	532,300
7,066	Starbucks Corp. (Consumer Discretionary)	692,609
10,709	State Street Corp. (Financials)	1,377,392
4,568	Stryker Corp. (Health Care)	1,769,917
16,673	Super Micro Computer, Inc. (Information Technology)*	540,038
4,779	Swiss Re AG (Financials)	844,815
15,981	Synchrony Financial (Financials)	1,104,447
2,066	Synopsys, Inc. (Information Technology)*	855,324
24,813	Sysco Corp. (Consumer Staples)	2,261,953
5,750	T. Rowe Price Group, Inc. (Financials)	544,123
4,192	Take-Two Interactive Software, Inc. (Communication Services)*	886,524
14,529	Target Corp. (Consumer Staples)	1,653,255

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
18,080	Tenaris SA (Energy)	$493,544
53,464	Tesla, Inc. (Consumer Discretionary)*	21,519,795
12,544	Texas Instruments, Inc. (Information Technology)	2,660,708
5,163	Thermo Fisher Scientific, Inc. (Health Care)	2,690,491
28,683	TJX Cos., Inc. (The) (Consumer Discretionary)	4,636,894
6,738	T-Mobile US, Inc. (Communication Services)	1,462,752
16,487	Tractor Supply Co. (Consumer Discretionary)	854,686
3,358	Trane Technologies PLC (Industrials)	1,552,471
578	TransDigm Group, Inc. (Industrials)	753,013
5,915	Travelers Cos., Inc. (The) (Financials)	1,825,606
24,694	Truist Financial Corp. (Financials)	1,217,661
8,610	Tyson Foods, Inc., Class A (Consumer Staples)	559,564
26,023	U.S. Bancorp (Financials)	1,422,417
37,596	Uber Technologies, Inc. (Industrials)*	2,835,490
4,060	Ulta Beauty, Inc. (Consumer Discretionary)*	2,780,247
5,918	Union Pacific Corp. (Industrials)	1,568,152
10,433	United Airlines Holdings, Inc. (Industrials)*	1,109,028
6,523	United Parcel Service, Inc., Class B (Industrials)	756,407
690	United Rentals, Inc. (Industrials)	579,600
15,858	UnitedHealth Group, Inc. (Health Care)	4,650,676
8,838	Valero Energy Corp. (Energy)	1,808,608
2,072	Veeva Systems, Inc., Class A (Health Care)*	377,125
9,570	VeriSign, Inc. (Information Technology)	2,181,386
79,113	Verizon Communications, Inc. (Communication Services)	3,966,726
4,105	Vertex Pharmaceuticals, Inc. (Health Care)*	2,039,487
6,654	Vertiv Holdings Co., Class A (Industrials)	1,696,038
35,515	Visa, Inc., Class A (Financials)	11,369,772
3,726	Vistra Corp. (Utilities)	647,914
10,062	W R Berkley Corp. (Financials)	721,445
2,201	W.W. Grainger, Inc. (Industrials)	2,519,551
96,690	Walmart, Inc. (Consumer Staples)	12,371,485
30,117	Walt Disney Co. (The) (Communication Services)	3,193,607

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA ® WORLD EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
81,363	Warner Bros Discovery, Inc. (Communication Services)*	$2,291,996
2,956	Waste Management, Inc. (Industrials)	711,923
443	Waters Corp. (Health Care)*	141,485
59,382	Wells Fargo & Co. (Financials)	4,836,664
9,611	Welltower, Inc. REIT (Real Estate)	1,990,630
5,801	Western Digital Corp. (Information Technology)	1,622,540
15,272	Williams Cos., Inc. (The) (Energy)	1,141,124
2,960	Workday, Inc., Class A (Information Technology)*	395,930
7,683	Xcel Energy, Inc. (Utilities)	640,455
9,323	Yum! Brands, Inc. (Consumer Discretionary)	1,567,756
5,968	Zimmer Biomet Holdings, Inc. (Health Care)	587,490
7,874	Zoetis, Inc. (Health Care)	1,032,281
7,110	Zoom Communications, Inc., Class A (Information Technology)*	525,713
2,136	Zscaler, Inc. (Information Technology)*	313,971

		1,074,587,100

TOTAL COMMON STOCKS (Cost $1,384,960,062)		1,568,497,213

Shares	Dividend Rate	Value

Investment Company – 0.3%(c)
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
4,362,602	3.571%	4,362,602
(Cost $4,362,602)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,389,322,664)		1,572,859,815

Securities Lending Reinvestment Vehicle – 1.0%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,422,741	3.589%	16,422,741
(Cost $16,422,741)

TOTAL INVESTMENTS – 100.9% (Cost $1,405,745,405)		$1,589,282,556

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(13,711,593)

NET ASSETS – 100.0%		$1,575,570,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	25.5%
Financials	16.7
Industrials	10.7
Consumer Discretionary	10.7
Health Care	9.7
Communication Services	9.2
Consumer Staples	7.0
Energy	3.6
Materials	2.9
Utilities	1.9
Real Estate	0.8
Investment Company	0.3
Securities Lending Reinvestment Vehicle	1.0

TOTAL INVESTMENTS	100.0%

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA ® WORLD EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	11	03/20/26	$1,740,805	$50,747
S&P 500 E-Mini Index	9	03/20/26	3,100,050	4,008

Total Futures Contracts				$54,755

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $868,453,814, $91,372,255, $3,597,524,106 and $59,127,521, respectively)(a)	$1,449,826,250	$125,507,209	$5,500,523,517	$85,881,936
Investments in affiliated issuers, at value (cost $27,006,402, $334,610, $11,207,010 and $40,454, respectively)	27,006,402	334,610	11,207,010	40,454
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	9,458,791	2,474,905	179,159,273	2,849,966
Cash	2	422	339	—
Foreign Currency, at value (cost $677,965, $5,225, $1,385,874 and $–, respectively)	709,734	5,176	1,414,691	—
Receivables:
Investments sold	67,945,866	7,007,697	354,574,432	3,834,206
Dividends	1,656,182	81,238	5,537,175	82,969
Foreign tax reclaims	115,122	90,362	4,693,231	—
Collateral on certain derivative contracts	88,902	10,323	469,698	—
Reimbursement from investment adviser	72,383	—	—	—
Securities lending income	20,625	664	77,672	361
Variation margin on futures contracts	—	3,830	—	—

Total assets	1,556,900,259	135,516,436	6,057,657,038	92,689,892

Liabilities:

Variation margin on futures contracts	5,991	—	40,208	—
Payables:
Investments purchased	83,947,775	7,293,576	367,504,795	3,829,060
Payable upon return of securities loaned	9,458,791	2,474,905	179,159,273	2,849,966
Foreign capital gains taxes	6,057,846	—	—	—
Management fees	187,309	10,197	446,375	6,932
Income distribution	—	3,208	—	—
Foreign bank overdraft (cost $–, $–, $– and $65, respectively)	—	—	—	66
Accrued expenses	960,385	—	—	—

Total liabilities	100,618,097	9,781,886	547,150,651	6,686,024

Net Assets:

Paid-in capital	959,151,137	96,195,896	3,928,408,277	62,236,883
Total distributable earnings	497,131,025	29,538,654	1,582,098,110	23,766,985

NET ASSETS	$1,456,282,162	$125,734,550	$5,510,506,387	$86,003,868
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	30,500,000	2,550,000	117,900,000	1,600,000

Net asset value per share:	$47.75	$49.31	$46.74	$53.75

(a)

Includes loaned securities having a market value of $8,072,085, $2,328,743, $169,407,727 and $2,611,924 for ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF and ActiveBeta® Japan Equity ETF, respectively.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $9,055,039,456, $723,290,484 and $1,384,960,062, respectively)(a)	$14,667,477,975	$876,778,854	$1,568,497,213
Investments in affiliated issuers, at value (cost $24,639,643, $11,143,153 and $4,362,602, respectively)	24,639,643	11,143,153	4,362,602
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	8,405,231	9,385,352	16,422,741
Cash	—	3,697	—
Foreign Currency, at value (cost $–, $960,799 and $5,227, respectively)	—	960,799	5,216
Receivables:
Dividends	11,366,777	484,316	1,653,455
Collateral on certain derivative contracts	1,118,261	—	295,184
Securities lending income	4,463	7,586	5,602
Investments sold	—	144,637	—
Foreign tax reclaims	—	275	847,076

Total assets	14,713,012,350	898,908,669	1,592,089,089

Liabilities:

Variation margin on futures contracts	65,622	189,682	18,275

Payables:
Payable upon return of securities loaned	8,405,231	9,385,352	16,422,741
Management fees	433,253	58,441	77,110

Total liabilities	8,904,106	9,633,475	16,518,126

Net Assets:

Paid-in capital	9,674,854,696	806,831,789	1,208,103,087
Total distributable earnings	5,029,253,548	82,443,405	367,467,876

NET ASSETS	$14,704,108,244	$889,275,194	$1,575,570,963
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	111,152,500	11,300,000	26,300,000

Net asset value per share:	$132.29	$78.70	$59.91

(a)

Includes loaned securities having a market value of $8,049,621, $8,872,797 and $15,677,407 for ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF and ActiveBeta® World Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,107,343, $70,103, $3,837,454 and $74,972, respectively)	$8,486,299	$679,349	$38,345,056	$655,498

Dividends — affiliated issuers	184,457	6,811	148,833	2,966

Securities lending income, net of rebates received or paid to borrowers –unaffiliated issuer	124,546	7,080	533,272	4,940

Interest	—	—	8,256	—

Total Investment Income	8,795,302	693,240	39,035,417	663,404

Expenses:

Management fees	2,392,842	128,944	5,940,027	72,652

Custody, accounting and administrative services	367,739	—	—	—

Professional fees	135,375	—	—	—

Printing and mailing costs	88,559	—	—	—

Registration fees	67,069	—	—	—

Trustee fees	16,758	13,743	28,131	12,602

Other	3,738	—	—	—

Total expenses	3,072,080	142,687	5,968,158	85,254

Less — expense reductions	(612,582)	(320)	(7,046)	(142)

Net expenses	2,459,498	142,367	5,961,112	85,112

NET INVESTMENT INCOME	6,335,804	550,873	33,074,305	578,292

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $977,107, $–, $– and $–, respectively)	4,655,329	780,000	21,683,550	111,009

Futures contracts	(74,445)	27,305	2,087,696	60,382

Foreign currency transactions	(113,554)	687	(397,978)	(33,582)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of$(54,138), $–, $– and $–, respectively)	288,952,338	16,240,481	686,596,104	14,172,785

Foreign currency translations	(20,329)	(2,948)	(59,064)	504

Futures contracts	239,415	10,766	(280,665)	(5,572)

Net realized and unrealized gain	293,638,754	17,056,291	709,629,643	14,305,526

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$299,974,558	$17,607,164	$742,703,948	$14,883,818

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Equity ETF

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,038, $8,907 and $470,060, respectively)	$78,801,883	$3,841 ,807	$11,962,526
Dividends — affiliated issuers	348,655	100,919	78,120

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	47,180	127,622	68,236

Total Investment Income	79,197,718	4,070,348	12,108,882

Expenses:

Management fees	6,524,220	717,845	1,743,053

Trustee fees	60,252	15,624	18,039

Total expenses	6,584,472	733,469	1,761,092

Less — expense reductions	(16,392)	(4,770)	(3,874)

Net expenses	6,568,080	728,699	1,757,218

NET INVESTMENT INCOME	72,629,638	3,341,649	10,351,664

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(145,712,590)	(5,638,769)	9,709,930

In-kind redemptions	751,187,440	5,945,244	221,902,450

Futures contracts	26,204	949,417	463,664

Foreign currency transactions	—	—	(88,582)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	16,225,070	41,201,487	(133,748,077)

Foreign currency translations	—	—	(7,625)

Futures contracts	(26,000)	(412,578)	(77,435)

Net realized and unrealized gain	621,700,124	42,044,801	98,154,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$694,329,762	$45,386,450	$108,505,989

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$6,335,804	$22,545,861	$550,873	$2,711,457

Net realized gain	4,467,330	21,643,415	807,992	20,071

Net change in unrealized gain	289,171,424	112,554,159	16,248,299	14,184,231

Net increase in net assets resulting from operations	299,974,558	156,743,435	17,607,164	16,915,759

Distributions to shareholders:

From distributable earnings	(27,500,340)	(22,003,213)	(1,058,760)	(2,581,711)

From share transactions:

Proceeds from sales of shares	124,680,547	45,930,496	–	56,343,369

Cost of shares redeemed	–	(64,544,215)	–	(3,534,596)

Net increase (decrease) in net assets resulting from share transactions	124,680,547	(18,613,719)	–	52,808,773

TOTAL INCREASE	397,154,765	116,126,503	16,548,404	67,142,821

Net Assets:

Beginning of period	$1,059,127,397	$943,000,894	$109,186,146	$42,043,325

End of period	$1,456,282,162	$1,059,127,397	$125,734,550	$109,186,146

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$33,074,305	$109,040,067	$578,292	$682,761

Net realized gain (loss)	23,373,268	138,378,288	137,809	(567,842)

Net change in unrealized gain	686,256,375	348,070,326	14,167,717	7,680,608

Net increase in net assets resulting from operations	742,703,948	595,488,681	14,883,818	7,795,527

Distributions to shareholders:

From distributable earnings	(49,594,460)	(118,651,713)	(922,432)	(693,894)

From share transactions:

Proceeds from sales of shares	597,882,128	270,850,309	9,930,938	31,248,097

Cost of shares redeemed	–	(314,708,326)	–	–

Net increase (decrease) in net assets resulting from share transactions	597,882,128	(43,858,017)	9,930,938	31,248,097

TOTAL INCREASE	1,290,991,616	432,978,951	23,892,324	38,349,730

Net Assets:
Beginning of period	$4,219,514,771	$3,786,535,820	$62,111,544	$23,761,814

End of period	$5,510,506,387	$4,219,514,771	$86,003,868	$62,111,544

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® U.S. Large Cap Equity ETF		ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$72,629,638	$149,115,106	$3,341,649	$6,533,063

Net realized gain	605,501,054	1,012,145,116	1,255,892	2,181,986

Net change in unrealized gain	16,199,070	814,456,210	40,788,909	41,580,331

Net increase in net assets resulting from operations	694,329,762	1,975,716,432	45,386,450	50,295,380

Distributions to shareholders:

From distributable earnings	(74,149,933)	(151,104,370)	(4,843,339)	(7,159,099)

From share transactions:

Proceeds from sales of shares	1,287,019,396	1,819,423,315	232,315,074	120,867,951

Cost of shares redeemed	(1,400,453,800)	(2,167,839,667)	(14,961,181)	(47,489,190)

Net increase (decrease) in net assets resulting from share transactions	(113,434,404)	(348,416,352)	217,353,893	73,378,761

TOTAL INCREASE	506,745,425	1,476,195,710	257,897,004	116,515,042

Net Assets:

Beginning of period	$14,197,362,819	$12,721,167,109	$631,378,190	$514,863,148

End of period	$14,704,108,244	$14,197,362,819	$889,275,194	$631,378,190

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® World Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$10,351,664	$21,787,034

Net realized gain	231,987,462	15,226,256

Net change in unrealized gain (loss)	(133,833,137)	127,495,553

Net increase in net assets resulting from operations	108,505,989	164,508,843

Distributions to shareholders:

From distributable earnings	(11,938,304)	(20,846,784)

From share transactions:

Proceeds from sales of shares	611,446,653	315,273,854

Cost of shares redeemed	(529,131,855)	(63,072,957)

Net increase in net assets resulting from share transactions	82,314,798	252,200,897

TOTAL INCREASE	178,882,483	395,862,956

Net Assets:

Beginning of period	$1,396,688,480	$1,000,825,524

End of period	$1,575,570,963	$1,396,688,480

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2026
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:
Net asset value, beginning of period	$38.30		$33.38	$29 .61	$29.42	$39.33	$33.28

Net investment income(a)	0.22		0.82	0.76	0.91	1.13	0.67

Net realized and unrealized gain (loss)	10.19		4.92	3.39	0.06	(9.55)	6.07

Total from investment operations	10.41		5.74	4.15	0.97	(8.42)	6.74

Distributions to shareholders from net investment income	(0.96)		(0.82)	(0.38)	(0.78)	(1.49)	(0.69)

Net asset value, end of period	$47.75		$38.30	$33.38	$29.61	$29.42	$39.33

Market price, end of period	$47.59		$38.48	$33.26	$29.48	$29.03	$39.16

Total Return at Net Asset Value(b)	27.53%		17.72%	14.16%	3.50%	(21.97)%	20.49%

Net assets, end of period (in 000’s)	$1,456,282		$1,059,127	$943,001	$969,708	$1,025,208	$1,388,289

Ratio of net expenses to average net assets	0.41	%(c)	0.45%	0.45%	0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.51	%(c)	0.59%	0.54%	0.52%	0.51%	0.51%

Ratio of net investment income to average net assets	1.06	%(c)	2.40%	2.48%	3.15%	3.29%	1.76%

Portfolio turnover rate(d)	15%		32%	28%	21%	18%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Europe Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2026
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:
Net asset value, beginning of period	$42.82		$38.22	$33.11	$27.47	$37.99	$29.85

Net investment income(a)	0.22		1.23	0.87	1.16	1.01	0.84

Net realized and unrealized gain (loss)	6.69		4.42	5.10	5.50	(10.29)	8.15

Total from investment operations	6.91		5.65	5.97	6.66	(9.28)	8.99

Distributions to shareholders from net investment income	(0.42)		(1.05)	(0.86)	(1.02)	(1.24)	(0.85)

Net asset value, end of period	$49.31		$42.82	$38.22	$33.11	$27.47	$37.99

Market price, end of period	$49.09		$42.82	$38.34	$33.05	$27.26	$38.05

Total Return at Net Asset Value(b)	16.20%		15.00%	18.23%	24.40%	(24.81)%	30.45%

Net assets, end of period (in 000’s)	$125,735		$109,186	$42,043	$11,587	$12,363	$20,893

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	0.97	%(c)	3.16%	2.47%	3.74%	2.98%	2.47%

Portfolio turnover rate(d)	12%		26%	28%	14%	19%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2024
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:
Net asset value, beginning of period	$40.69		$35.99	$31.20	$27.64	$35.76	$28.72

Net investment income(a)	0.29		1.05	0.88	0.92	0.96	0.75

Net realized and unrealized gain (loss)	6.20		4.79	4.78	3.55	(8.07)	6.97

Total from investment operations	6.49		5.84	5.66	4.47	(7.11)	7.72

Distributions to shareholders from net investment income	(0.44)		(1.14)	(0.87)	(0.91)	(1.01)	(0.68)

Net asset value, end of period	$46.74		$40.69	$35.99	$31.20	$27.64	$35.76

Market price, end of period	$46.65		$40.61	$35.95	$31.21	$27.52	$35.75

Total Return at Net Asset Value(b)	16.09%		16.61%	18.44%	16.40%	(20.18)%	27.12%

Net assets, end of period (in 000’s)	$5,510,506		$4,219,515	$3,786,536	$3,251,062	$2,720,037	$3,093,235

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.38	%(c)	2.88%	2.70%	3.08%	2.97%	2.31%

Portfolio turnover rate(d)	14%		22%	28%	14%	18%	21%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Japan Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2026
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:
Net asset value, beginning of period	$44.37		$39.60	$34.18	$30.15	$37.91	$32.60

Net investment income(a)	0.40		0.66	0.68	0.69	0.70	0.60

Net realized and unrealized gain (loss)	9.64		4.70	5.48	3.99	(7.75)	5.25

Total from investment operations	10.04		5.36	6.16	4.68	(7.05)	5.85

Distributions to shareholders from net investment income	(0.66)		(0.59)	(0.74)	(0.65)	(0.71)	(0.54)

Net asset value, end of period	$53.75		$44.37	$39.60	$34.18	$30.15	$37.91

Market price, end of period	$53.20		$43.99	$39.77	$34.18	$29.78	$37.75

Total Return at Net Asset Value(b)	22.85%		13.76%	18.29%	15.69%	(18.76)%	18.02%

Net assets, end of period (in 000’s)	$86,004		$62,112	$23,762	$13,671	$12,059	$15,163

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.70	%(c)	1.67%	1.86%	2.19%	2.03%	1.64%

Portfolio turnover rate(d)	10%		23%	25%	17%	21%	21%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2026
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:
Net asset value, beginning of period	$126.70		$110.95	$88.55	$78.36	$90.95	$70.70

Net investment income(a)	0.65		1.31	1.27	1.23	1.17	0.96

Net realized and unrealized gain (loss)	5.60		15.77	22.42	10.21	(12.61)	20.21

Total from investment operations	6.25		17.08	23.69	11.44	(11.44)	21.17

Distributions to shareholders from net investment income	(0.66)		(1.33)	(1.29)	(1.25)	(1.15)	(0.92)

Net asset value, end of period	$132.29		$126.70	$110.95	$88.55	$78.36	$90.95

Market price, end of period	$132.26		$126.77	$110.96	$88.57	$78.33	$90.91

Total Return at Net Asset Value(b)	4.93%		15.51%	26.98%	14.83%	(12.70)%	30.21%

Net assets, end of period (in 000’s)	$14,704,108		$14,197,363	$12,721,167	$11,410,473	$11,616,494	$13,769,847

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	0.99	%(c)	1.13%	1.31%	1.53%	1.36%	1.22%

Portfolio turnover rate(d)	9%		19%	17%	11%	12%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2026
	(Unaudited)		2025	2024	2023		2022		2021

Per Share Operating Performance:
Net asset value, beginning of period	$74.28		$69.11	$58.88	$55.87		$64.97		$43.57

Net investment income(a)	0.35		0.83	0.83	0.84	(b)	0.74	(c)	0.53	(d)

Net realized and unrealized gain (loss)	4.59		5.26	10.26	2.97		(9.07)		21.35

Total from investment operations	4.94		6.09	11.09	3.81		(8.33)		21.88

Distributions to shareholders from net investment income	(0.52)		(0.92)	(0.86)	(0.80)		(0.77)		(0.48)

Net asset value, end of period	$78.70		$74.28	$69.11	$58.88		$55.87		$64.97

Market price, end of period	$78.80		$74.29	$69.13	$58.85		$55.92		$64.94

Total Return at Net Asset Value(e)	6.67%		8.94%	19.00%	6.95%		(12.95)%		50.45%

Net assets, end of period (in 000’s)	$889,275		$630,898	$514,863	$482,839		$483,270		$412,543

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%		0.20%		0.20%

Ratio of net investment income to average net assets	0.91	%(f)	1.21%	1.35%	l.49	%(b)	1.22	%(c)	0.90	%(d)

Portfolio turnover rate(g)	14%		30%	24%	17%		20%		25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.23 per share and 0.41% of average net assets.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.21 per share and 0.34% of average net assets.
(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.16% of average net assets.
(e)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® World Equity ETF
	For the Six Months		For the Fiscal			For the Period
	Ended		Year Ended August 31,			March 15, 2022*
	February 28, 2026				to
	(Unaudited)		2025	2024	2023	August 31, 2022

Per Share Operating Performance:
Net asset value, beginning of period	$56.32		$50.29	$41.30	$37.97	$40.57

Net investment income(a)	0.40		0.98	0.90	0.87	0.47

Net realized and unrealized gain (loss)	3.66		5.98	8.98	3.30	(2.76)

Total from investment operations	4.06		6.96	9.88	4.17	(2.29)

Distributions to shareholders from net investment income	(0.47)		(0.93)	(0.89)	(0.84)	(0.31)

Net asset value, end of period	$59.91		$56.32	$50.29	$41.30	$37.97

Market price, end of period	$59.94		$56.40	$50.29	$41.34	$37.98

Total Return at Net Asset Value(b)	7.25%		14.02%	24.22%	11.15%	(5.65)%

Net assets, end of period (in 000’s)	$1,575,571		$1,396,688	$1,000,826	$722,754	$558,112

Ratio of net expenses to average net assets	0.24	%(c)	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	1.39	%(c)	1.88%	2.02%	2.22%	2.54	%(c)

Portfolio turnover rate(d)	53%		22%	25%	31%	13%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	Diversified

Goldman Sachs ActiveBeta® Europe Equity ETF	Diversified

Goldman Sachs ActiveBeta® International Equity ETF	Diversified

Goldman Sachs ActiveBeta® Japan Equity ETF	Diversified

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	Diversified

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	Diversified

Goldman Sachs ActiveBeta® World Equity ETF(a)	Diversified

(a) Effective after the close of business on February 4, 2026, the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF was renamed the Goldman Sachs ActiveBeta® World Equity ETF.

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for ActiveBeta® World Equity ETF, which is listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign

89

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

ActiveBeta® Emerging Markets Equity ETF	Annually	Annually

ActiveBeta® Europe Equity ETF	Semi-Annually	Annually

ActiveBeta® International Equity ETF	Quarterly	Annually

ActiveBeta® Japan Equity ETF	Semi-Annually	Annually

ActiveBeta® U.S. Large Cap Equity ETF	Quarterly	Annually

ActiveBeta® U.S. Small Cap Equity ETF	Quarterly	Annually

ActiveBeta® World Equity ETF	Quarterly	Annually

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as

90

GOLDMAN SACHS ACTIVE BETA ® ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation.

91

GOLDMAN SACHS ACTIVBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

92

GOLDMAN SACHS ACTIVE BETA® ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ActiveBeta® Emerging Markets Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$59,343,016	$—	$—

Asia	1,178,548,542	29,620,013	10,320

Europe	48,849,325	—	—

North America	32,332,920	—	—

Oceania	5,588,286	—	—

South America	66,379,916	19,477,446	—

Exchange-Traded Fund	9,676,466	—	—

Investment Company	27,006,402	—	—

Securities Lending Reinvestment Vehicle	9,458,791	—	—

Total	$1,437,183,664	$49,097,459	$10,320

Derivative Type

Assets

Futures Contracts(b)	$239,415	$—	$—

ActiveBeta® Europe Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$505,154	$—	$—

Asia	698,339	—	—

Europe	106,226,469	759,598	—

North America	15,681,127	—	—

Oceania	1,019,390	—	—

South America	617,132	—	—

Investment Company	334,610	—	—

Securities Lending Reinvestment Vehicle	2,474,905	—	—

Total	$127,557,126	$759,598	$—

Derivative Type

Assets

Futures Contracts(b)	11,765	—	—

ActiveBeta® International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$13,635,563	$—	$—

Asia	1,415,627,125	—	—

Europe	2,753,620,376	20,180,961	—

North America	975,049,792	—	—

Oceania	293,708,749	—	—

South America	28,700,951	—	—

Investment Company	11,207,010	—	—

Securities Lending Reinvestment Vehicle	179,159,273	—	—

Total	$5,670,708,839	$20,180,961	$—

93

GOLDMAN SACHS ACTIVE BETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Assets

Futures Contracts(b)	$27,007	$—	$—

ActiveBeta® Japan Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$85,881,936	$—	$—

Investment Company	40,454	—	—

Securities Lending Reinvestment Vehicle	2,849,966	—	—

Total	$88,772,356	$—	$—

ActiveBeta® U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$35,068,830	$—	$—

North America	14,632,409,145	—	—

Investment Company	24,639,643	—	—

Securities Lending Reinvestment Vehicle	8,405,231	—	—

Total	$14,700,522,849	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(26,000)	$—	$—

ActiveBeta® U.S. Small Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,092,416	$—	$—

Asia	4,875,716	—	—

Europe	8,351,783	—	—

North America	860,362,192	51,619	22,012

Oceania	83,145	—	—

South America	1,939,973	—	—

Investment Company	11,143,153	—	—

Securities Lending Reinvestment Vehicle	9,385,352	—	—

Total	$897,233,728	$51,619	$22,012

Derivative Type

Liabilities

Futures Contracts(b)	$(10,876)	$—	$—

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GOLDMAN SACHS ACTlVEBETA® ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ActiveBeta® World Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$187,965,047	$—	$—

Europe	215,488,652	1,242,817	—

North America	1,123,867,716	—	—

Oceania	35,125,954	—	—

South America	4,807,027	—	—

Investment Company	4,362,602	—

Securities Lending Reinvestment Vehicle	16,422,741	—	—

Total	$1,588,039,739	$1,242,817	$—

Derivative Type

Assets

Futures Contracts(b)	$54,755	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ActiveBeta® Emerging Markets Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$239,415	Variation margin on futures contracts	$—

ActiveBeta® Europe Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$11,765	Variation margin on futures contracts	$—

ActiveBeta® International Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$27,007	Variation margin on futures contracts	$—

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GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

ActiveBeta® U.S. Large Cap Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(26,000)

ActiveBeta® U.S. Small Cap Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(10,876)

ActiveBeta® World Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$54,755	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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GOLDMAN SACHS ACTIVEBETA® ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

ActiveBeta® Emerging Markets Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(74,445)	$239,415

ActiveBeta® Europe Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	27,305	10,766

ActiveBeta® International Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	2,087,696	(280,665)

ActiveBeta® Japan Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	60,382	(5,572)

ActiveBeta® U.S. Large Cap Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	26,204	(26,000)

ActiveBeta® U.S. Small Cap Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	949,417	(412,578)

ActiveBeta® World Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	463,664	(77,435)

97

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2026, the relevant values for each derivative type was as follows:

Fund	Average Number of Contracts(a)

ActiveBeta® Emerging Markets Equity ETF	28

ActiveBeta® Europe Equity ETF	6

ActiveBeta® International Equity ETF	73

ActiveBeta® Japan Equity ETF	33

ActiveBeta® U.S. Large Cap Equity ETF	32

ActiveBeta® U.S. Small Cap Equity ETF	39

ActiveBeta® World Equity ETF	12

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, unitary management fees with GSAM were at the following rates for each Fund:

Fund	Unitary Management Fee

ActiveBeta® Europe Equity ETF	0.25%

ActiveBeta® International Equity ETF	0.25%

ActiveBeta® Japan Equity ETF	0.25%

ActiveBeta® U.S. Large Cap Equity ETF	0.09%

ActiveBeta® U.S. Small Cap Equity ETF	0.20%

ActiveBeta® World Equity ETF	0.15%*

•	Effective February 4, 2026, the Unitary Management Fee was reduced to 0.15%. Prior to February 4, 2026, the rate was 0.25%.

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GOLDMAN SACHS ACTIVEBETA® ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Contractual Management Fee	Effective Net Management Fee

ActiveBeta® Emerging Markets Equity ETF	0.40%	0.35%

Effective December 29, 2025, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.35% as an annual percentage rate of average daily net assets of the ActiveBeta® Emerging Markets Equity ETF. These arrangements will remain in effect through at least December 29, 2026 and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2026, GSAM waived $111,914 of the Funds’ management fees for the ActiveBeta® Emerging Markets Equity ETF.

B. Management Fee Waiver — The ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF and ActiveBeta® World Equity ETF invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Treasury Obligations Fund. For the six months February 28, 2026 the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

ActiveBeta® Emerging Markets Equity ETF	$ 8,620

ActiveBeta® Europe Equity ETF	320

ActiveBeta® International Equity ETF	7,046

ActiveBeta® Japan Equity ETF	142

ActiveBeta® U.S. Large Cap Equity ETF	16,392

ActiveBeta® U.S. Small Cap Equity ETF	4,770

ActiveBeta® World Equity ETF	3,874

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. Effective December 29, 2025, the Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.00%. Prior to December 29, 2025, the Other Expense limitation was 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 28, 2026, these expense reimbursements amounted to $492,048.

D. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 28, 2026:

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GOLDMAN SACHS ACTIVE BETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

ActiveBeta® Emerging Markets Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 2,257,838	$115,861,281	$91,112,717	$27,006,402	27,006,402	$184,457

ActiveBeta® Europe Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	98,599	1,598,046	1,362,035	334,610	334,610	6,811

ActiveBeta® International Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	8,060,169	59,575,848	56,429,007	11,207,010	11,207,010	148,833

ActiveBeta® Japan Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	31,345	1,149,420	1,140,311	40,454	40,454	2,966

ActiveBeta® U.S. Large Cap Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	8,520,556	108,440,404	92,321,317	24,639,643	24,639,643	348,655

ActiveBeta® U.S. Small Cap Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	6,147,842	28,026,453	23,031,142	11,143,153	11,143,153	100,919

ActiveBeta® World Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	3,289,004	70,085,483	69,011,885	4,362,602	4,362,602	78,120

100

GOLDMAN SACHS ACTIVEBETA® ETFS

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAY next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	2,850,000	$124,680,547	1,350,000	$45,930,496

Shares redeemed	—	—	(1,950,000)	(64,544,215)

NET INCREASE (DECREASE) IN SHARES	2,850,000	$124,680,547	(600,000)	$(18,613,719)

	Goldman Sachs ActiveBeta® Europe Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	1,550,000	$56,343,369

Shares redeemed	—	—	(100,000)	(3,534,596)

NET INCREASE IN SHARES	—	$—	1,450,000	$52,808,773

	Goldman Sachs ActiveBeta® International Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	14,200,000	$597,882,128	7,100,000	$270,850,309

Shares redeemed	—	—	(8,600,000)	(314,708,326)

NET INCREASE (DECREASE) IN SHARES	14,200,000	$597,882,128	(1,500,000)	$(43,858,017)

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GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs ActiveBeta® Japan Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	200,000	$9,930,938	800,000	$31,248,097

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	200,000	$9,930,938	800,000	$31,248,097

	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	9,750,000	$1,287,019,396	15,600,000	$1,819,423,315

Shares redeemed	(10,650,000)	(1,400,453,800)	(18,200,000)	(2,167,839,667)

NET DECREASE IN SHARES	(900,000)	$(113,434,404)	(2,600,000)	$(348,416,352)

	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	3,000,000	$232,315,074	1,750,000	$120,867,951

Shares redeemed	(200,000)	(14,961,181)	(700,000)	(47,489,190)

NET INCREASE IN SHARES	2,800,000	$217,353,893	1,050,000	$73,378,761

	Goldman Sachs ActiveBeta® World Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	10,450,000	$611,446,653	6,100,000	$315,273,854

Shares redeemed	(8,950,000)	(529,131,855)	(1,200,000)	(63,072,957)

NET INCREASE IN SHARES	1,500,000	$82,314,798	4,900,000	$252,200,897

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GOLDMAN SACHS ACTIVEBETA ® ETFS

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six month period ended February 28, 2026 were as follows:

Fund	Purchases	Sales

ActiveBeta® Emerging Markets Equity ETF	$266,281,014	$183,804,535

ActiveBeta® Europe Equity ETF	14,119,711	14,444,235

ActiveBeta® International Equity ETF	700,429,027	692,795,621

ActiveBeta® Japan Equity ETF	6,777,022	7,012,836

ActiveBeta® U.S. Large Cap Equity ETF	1,378,692,862	1,383,374,532

ActiveBeta® U.S. Small Cap Equity ETF	101,124,985	106,448,847

ActiveBeta® World Equity ETF	804,609,843	789,802,103

The purchases and sales from in-kind creation and redemption transactions for the six months period ended February 28, 2026 were as follows:

Fund	Purchases	Sales

ActiveBeta® Emerging Markets Equity ETF	$17,397,627	$—

ActiveBeta® International Equity ETF	587,930,954	—

ActiveBeta® Japan Equity ETF	9,931,100	—

ActiveBeta® U.S. Large Cap Equity ETF	1,272,812,591	1,398,063,725

ActiveBeta® U.S. Small Cap Equity ETF	232,173,607	14,947,933

ActiveBeta® World Equity ETF	591,868,743	526,677,729

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which it is traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026 are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2026.

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

ActiveBeta® Emerging Markets Equity ETF	$9,440,420	$53,092,240	$53,073,868	$9,458,791

ActiveBeta® Europe Equity ETF	893,934	8,721,077	7,140,105	2,474,905

ActiveBeta® International Equity ETF	66,146,693	779,099,141	666,086,561	179,159,273

ActiveBeta® Japan Equity ETF	1,028,582	13,443,205	11,621,821	2,849,966

ActiveBeta® U.S. Large Cap Equity ETF	28,030,086	119,828,916	139,453,771	8,405,231

ActiveBeta® U.S. Small Cap Equity ETF	10,633,875	54,278,846	55,527,370	9,385,352

ActiveBeta® World Equity ETF	6,105,075	101,943,779	91,626,113	16,422,741

9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2025, the Funds capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(47,320,749)	$(1,320,713)	$(118,022,499)	$(594,946)	$(377,129,419)

Perpetual Long-Term	(11,461,319)	(2,855,406)	(193,303,410)	(1,556,798)	(605,028,544)

Total capital loss carryforwards	(58,782,068)	(4,176,119)	(311,325,909)	(2,151,744)	(982,157,963)

Timing differences

(Post-October Capital

Loss Deferral)	(3,277,400)	(824,561)	(9,990,526)	(593,829)	(179,848,150)

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GOLDMAN SACHS ACTIVEBETA® ETFS

9. TAX INFORMATION (continued)

	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(16,558,167)	$(26,618,943)

Perpetual Long-Term	(31,852,917)	(17,666,674)

Total capital loss carryforwards	(48,411,084)	(44,285,617)

Timing differences

(Post-October Capital

Loss Deferral)	(20,730,655)	(5,380,633)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Tax Cost	$925,452,499	$94,765,272	$3,818,197,293	$62,377,968

Gross unrealized gain	657,722,121	39,679,798	1,944,037,594	30,354,465

Gross unrealized loss	(96,883,177)	(6,128,346)	(71,345,087)	(3,960,077)

Net unrealized gain (loss)	$560,838,944	$33,551,452	$1,872,692,507	$26,394,388

		ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Equity ETF

Tax Cost		$9,137,139,628	$747,625,216	$1,407,233,567

Gross unrealized gain		5,816,606,945	210,254,130	207,023,575

Gross unrealized loss		(253,223,724)	(60,571,987)	(24,974,586)

Net unrealized gain (loss)		$5,563,383,221	$149,682,143	$182,048,989

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither a Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

105

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

10. OTHER RISKS (continued)

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

106

GOLDMAN SACHS ACTIVEBETA® ETFS

10. OTHER RISKS (continued)

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated

107

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

10. OTHER RISKS (continued)

with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

108

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G . Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, LP. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. Di Maria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary 2026 Goldman Sachs. All rights reserved. ACTBETASAR-26

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs Equity ETFs Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (GSEW) Goldman Sachs Hedge Industry VIP ETF (GVIP) Goldman Sachs India Equity ETF (GIND) Goldman Sachs Innovate Equity ETF (GINN) Goldman Sachs JUST U.S. Large Cap Equity ETF (JUST) Goldman Sachs MSCI World Private Equity Return Tracker (GTPE) Goldman Sachs Small Cap Equity ETF (GSC)

Goldman Sachs Equity ETFs

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 28, 2026

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 4.3%
9,599	Alphabet, Inc., Class A	$2,992,584
31,882	AST SpaceMobile, Inc.*(a)	2,524,736
116,176	AT&T, Inc.	3,254,090
14,013	Charter Communications, Inc., Class A*	3,287,870
102,925	Comcast Corp., Class A	3,186,558
29,454	EchoStar Corp., Class A*	3,402,821
16,202	Electronic Arts, Inc.	3,249,635
47,136	Fox Corp., Class A	2,655,642
22,658	Live Nation Entertainment, Inc.*	3,673,768
4,762	Meta Platforms, Inc., Class A	3,086,633
39,520	Netflix, Inc.*	3,803,405
45,965	Omnicom Group, Inc.	3,920,355
159,128	Pinterest, Inc., Class A*	2,725,863
21,545	Reddit, Inc., Class A*	3,141,476
50,101	ROBLOX Corp., Class A*	3,439,935
15,980	Take-Two Interactive Software, Inc.*	3,379,450
15,757	TKO Group Holdings, Inc.	3,527,520
15,745	T-Mobile US, Inc.	3,418,082
118,379	Trade Desk, Inc. (The), Class A*	2,819,788
68,051	Verizon Communications, Inc.	3,412,077
29,695	Walt Disney Co. (The)	3,148,858
117,808	Warner Bros Discovery, Inc.*	3,318,651

		71,369,797

Consumer Discretionary – 8.9%
25,742	Airbnb, Inc., Class A*	3,478,002
13,658	Amazon.com, Inc.*	2,868,180
847	AutoZone, Inc.*	3,180,976
697	Booking Holdings, Inc.	2,954,827
10,782	Burlington Stores, Inc.*	3,308,672
100,201	Carnival Corp.	3,161,342
8,612	Carvana Co.*	2,877,786
80,336	Chipotle Mexican Grill, Inc.*	2,990,106
20,018	D.R. Horton, Inc.	3,210,687
15,081	Darden Restaurants, Inc.	3,225,072
15,499	Dick’s Sporting Goods, Inc.	3,156,061
16,615	DoorDash, Inc., Class A*	2,932,049
118,027	DraftKings, Inc., Class A*	2,813,764
36,925	eBay, Inc.	3,355,006
13,680	Expedia Group, Inc.	2,950,639
20,844	Flutter Entertainment PLC*	2,212,382
230,381	Ford Motor Co.	3,246,068
15,548	Garmin Ltd.	3,931,001
36,902	General Motors Co.	2,904,556
21,658	Genuine Parts Co.	2,582,933
10,366	Hilton Worldwide Holdings, Inc.	3,231,912
8,233	Home Depot, Inc. (The)	3,134,468
54,768	Las Vegas Sands Corp.	3,106,441
27,298	Lennar Corp., Class A	3,121,799
39,363	Liberty Live Holdings, Inc., Class C*	3,922,523
11,559	Lowe’s Cos., Inc.	3,058,165
9,801	Marriott International, Inc., Class A	3,349,296
9,776	McDonald’s Corp.	3,334,203
50,315	NIKE, Inc., Class B	3,128,587
398	NVR, Inc.*	2,992,080

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
32,443	O’Reilly Automotive, Inc.*	$3,045,749
23,772	PulteGroup, Inc.	3,261,518
9,204	Ralph Lauren Corp.	3,337,370
223,742	Rivian Automotive, Inc., Class A*	3,429,965
16,799	Ross Stores, Inc.	3,454,546
9,812	Royal Caribbean Cruises Ltd.	3,051,140
34,079	Somnigroup International, Inc.	3,050,411
33,107	Starbucks Corp.	3,245,148
25,452	Tapestry, Inc.	3,957,022
7,887	Tesla, Inc.*	3,174,596
20,747	TJX Cos., Inc. (The)	3,353,960
57,801	Tractor Supply Co.	2,996,404
4,687	Ulta Beauty, Inc.*	3,209,611
43,306	Viking Holdings Ltd.*	3,378,734
14,813	Williams-Sonoma, Inc.	3,046,293
20,014	Yum! Brands, Inc.	3,365,554

		146,077,604

Consumer Staples – 6.0%
48,909	Altria Group, Inc.	3,376,677
47,375	Archer-Daniels-Midland Co.	3,270,770
26,839	Bunge Global SA	3,238,125
4,874	Casey’s General Stores, Inc.	3,341,566
31,688	Church & Dwight Co., Inc.	3,322,804
40,923	Coca-Cola Co. (The)	3,337,680
33,513	Colgate-Palmolive Co.	3,322,479
19,081	Constellation Brands, Inc., Class A	3,012,127
3,225	Costco Wholesale Corp.	3,259,798
21,678	Dollar General Corp.	3,386,971
26,580	Dollar Tree, Inc.*	3,361,838
27,053	Estee Lauder Cos., Inc. (The), Class A	2,961,492
65,796	General Mills, Inc.	2,975,953
15,547	Hershey Co. (The)	3,673,445
177,782	Kenvue, Inc.	3,399,192
111,970	Keurig Dr Pepper, Inc.	3,390,452
30,923	Kimberly-Clark Corp.	3,446,059
129,606	Kraft Heinz Co. (The)	3,189,604
47,365	Kroger Co. (The)	3,232,188
48,486	McCormick & Co., Inc.	3,444,445
53,559	Mondelez International, Inc., Class A	3,298,163
39,116	Monster Beverage Corp.*	3,336,595
19,152	PepsiCo, Inc.	3,250,860
17,815	Philip Morris International, Inc.	3,328,376
20,177	Procter & Gamble Co. (The)	3,373,594
37,291	Sysco Corp.	3,399,447
27,911	Target Corp.	3,175,993
48,766	Tyson Foods, Inc., Class A	3,169,302
36,769	US Foods Holding Corp.*	3,552,253
24,768	Walmart, Inc.	3,169,066

		98,997,314

Energy – 5.0%
54,052	Baker Hughes Co.	3,527,434
15,138	Cheniere Energy, Inc.	3,568,481
17,567	Chevron Corp.	3,280,813

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
29,582	ConocoPhillips	$3,356,374
104,167	Coterra Energy, Inc.	3,186,469
73,318	Devon Energy Corp.	3,191,533
18,956	Diamondback Energy, Inc.	3,299,860
27,903	EOG Resources, Inc.	3,462,204
57,517	EQT Corp.	3,532,694
29,211	Expand Energy Corp.	3,152,451
21,691	Exxon Mobil Corp.	3,307,877
92,306	Halliburton Co.	3,323,016
106,934	Kinder Morgan, Inc.	3,557,694
16,322	Marathon Petroleum Corp.	3,235,184
68,402	Occidental Petroleum Corp.	3,630,778
40,033	ONEOK, Inc.	3,313,531
20,675	Phillips 66	3,190,773
62,618	SLB Ltd.	3,214,808
15,657	Targa Resources Corp.	3,691,921
57,086	TechnipFMC PLC (United Kingdom)	3,785,373
9,283	Texas Pacific Land Corp.	4,866,984
16,158	Valero Energy Corp.	3,306,573
333,331	Venture Global, Inc., Class A(a)	3,229,977
48,221	Williams Cos., Inc. (The)	3,603,073

		82,815,875

Financials – 14.6%
53,638	Affirm Holdings, Inc.*	2,519,913
27,878	Aflac, Inc.	3,148,263
15,421	Allstate Corp. (The)	3,308,113
9,005	American Express Co.	2,781,645
41,413	American International Group, Inc.	3,333,332
5,927	Ameriprise Financial, Inc.	2,786,401
9,107	Aon PLC, Class A	3,055,125
24,070	Apollo Global Management, Inc.	2,517,722
31,908	Arch Capital Group Ltd.*	3,195,586
23,568	Ares Management Corp., Class A	2,639,852
12,743	Arthur J Gallagher & Co.	2,907,953
57,704	Bank of America Corp.	2,875,390
26,616	Bank of New York Mellon Corp. (The)	3,169,966
6,276	Berkshire Hathaway, Inc., Class B*	3,169,066
2,957	Blackrock, Inc.	3,143,971
23,897	Blackstone, Inc.	2,709,203
56,218	Block, Inc.*	3,581,087
267,533	Blue Owl Capital, Inc.	2,822,473
43,064	Brown & Brown, Inc.	3,092,856
14,170	Capital One Financial Corp.	2,772,219
54,653	Carlyle Group, Inc. (The)	2,841,409
11,692	Cboe Global Markets, Inc.	3,504,326
30,682	Charles Schwab Corp. (The)	2,920,926
9,639	Chubb Ltd.	3,285,550
18,841	Cincinnati Financial Corp.	3,089,547
27,030	Citigroup, Inc.	2,978,436
47,293	Citizens Financial Group, Inc.	2,846,566
10,864	CME Group, Inc.	3,471,048
19,194	Coinbase Global, Inc., Class A*	3,375,265
10,738	Corpay, Inc.*	3,490,924

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
61,306	Fidelity National Information Services, Inc.	$3,124,154
58,456	Fifth Third Bancorp	2,891,818
1,515	First Citizens BancShares, Inc., Class A	2,875,697
53,745	Fiserv, Inc.*	3,347,776
45,044	Global Payments, Inc.	3,444,064
3,548	Goldman Sachs Group, Inc. (The)(b)	3,049,755
22,620	Hartford Insurance Group, Inc. (The)	3,185,575
167,851	Huntington Bancshares, Inc.	2,819,897
43,764	Interactive Brokers Group, Inc., Class A	3,115,559
19,367	Intercontinental Exchange, Inc.	3,178,706
10,037	JPMorgan Chase & Co.	3,014,111
140,650	KeyCorp	2,917,081
30,985	KKR & Co., Inc.	2,716,765
29,100	Loews Corp.	3,201,582
8,229	LPL Financial Holdings, Inc.	2,471,827
13,692	M&T Bank Corp.	2,970,890
1,541	Markel Group, Inc.*	3,193,676
16,645	Marsh & McLennan Cos., Inc.	3,108,287
5,771	Mastercard, Inc., Class A	2,984,819
40,900	MetLife, Inc.	2,947,663
6,858	Moody’s Corp.	3,275,312
17,748	Morgan Stanley	2,955,220
5,658	MSCI, Inc.	3,235,414
36,649	Nasdaq, Inc.	3,209,719
21,080	Northern Trust Corp.	3,016,337
78,381	PayPal Holdings, Inc.	3,621,986
13,302	PNC Financial Services Group, Inc. (The)	2,824,680
33,135	Principal Financial Group, Inc.	3,161,742
15,452	Progressive Corp. (The)	3,301,474
30,828	Prudential Financial, Inc.	3,032,859
18,735	Raymond James Financial, Inc.	2,867,954
104,443	Regions Financial Corp.	2,906,649
40,740	Robinhood Markets, Inc., Class A*	3,090,129
163,713	Rocket Cos., Inc., Class A	2,977,939
6,908	S&P Global, Inc.	3,052,507
158,022	SoFi Technologies, Inc.*	2,806,471
24,234	State Street Corp.	3,116,977
42,575	Synchrony Financial	2,942,358
29,240	T. Rowe Price Group, Inc.	2,766,981
114,301	Toast, Inc., Class A*	3,121,560
58,290	TPG, Inc.	2,530,952
32,139	Tradeweb Markets, Inc., Class A	3,961,292
10,814	Travelers Cos., Inc. (The)	3,337,633
57,578	Truist Financial Corp.	2,839,171
53,340	US Bancorp	2,915,564
9,676	Visa, Inc., Class A	3,097,675
45,278	W R Berkley Corp.	3,246,433
34,042	Wells Fargo & Co.	2,772,721
9,417	Willis Towers Watson PLC	2,873,786

		240,753,330

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – 11.7%
29,215	Abbott Laboratories	$3,399,165
14,834	AbbVie, Inc.	3,442,675
23,902	Agilent Technologies, Inc.	2,901,225
9,098	Alnylam Pharmaceuticals, Inc.*	3,028,906
8,665	Amgen, Inc.	3,363,406
15,138	Becton Dickinson & Co.	2,671,554
17,444	Biogen, Inc.*	3,346,108
40,964	Boston Scientific Corp.*	3,148,083
55,105	Bristol-Myers Squibb Co.	3,436,899
15,177	Cardinal Health, Inc.	3,479,024
9,586	Cencora, Inc.	3,567,334
76,806	Centene Corp.*	3,447,053
11,416	Cigna Group (The)	3,308,585
41,907	CVS Health Corp.	3,348,369
14,581	Danaher Corp.	3,071,342
44,815	Dexcom, Inc.*	3,290,766
39,387	Edwards Lifesciences Corp.*	3,405,794
9,265	Elevance Health, Inc.	2,964,800
2,912	Eli Lilly & Co.	3,063,395
31,106	Exact Sciences Corp.*	3,215,738
37,487	GE HealthCare Technologies, Inc.	3,159,030
21,835	Gilead Sciences, Inc.	3,252,323
6,368	HCA Healthcare, Inc.	3,373,130
42,962	Hologic, Inc.*	3,237,616
16,397	Humana, Inc.	3,124,284
4,946	IDEXX Laboratories, Inc.*	3,248,187
23,648	Illumina, Inc.*	3,179,710
31,318	Incyte Corp.*	3,171,574
20,884	Insmed, Inc.*	3,118,608
12,669	Insulet Corp.*	3,124,302
6,691	Intuitive Surgical, Inc.*	3,368,986
15,788	IQVIA Holdings, Inc.*	2,823,052
13,557	Johnson & Johnson	3,367,966
11,470	Labcorp Holdings, Inc.	3,316,206
3,833	McKesson Corp.	3,784,589
71,638	Medline, Inc., Class A*	3,403,521
31,228	Medtronic PLC	3,049,727
26,593	Merck & Co., Inc.	3,292,745
2,290	Mettler-Toledo International, Inc.*	3,129,720
76,134	Moderna, Inc.*	4,078,498
15,393	Natera, Inc.*	3,202,360
119,174	Pfizer, Inc.	3,295,161
16,868	Quest Diagnostics, Inc.	3,574,498
4,124	Regeneron Pharmaceuticals, Inc.	3,223,607
12,080	ResMed, Inc.	3,095,621
34,043	REVOLUTION Medicines, Inc.*	3,473,067
73,063	Royalty Pharma PLC, Class A	3,376,241
11,978	STERIS PLC	3,022,648
8,789	Stryker Corp.	3,405,386
16,618	Tenet Healthcare Corp.*	3,978,183
5,587	Thermo Fisher Scientific, Inc.	2,911,442
6,629	United Therapeutics Corp.*	3,340,353
11,586	UnitedHealth Group, Inc.	3,397,826
16,774	Veeva Systems, Inc., Class A*	3,053,036
6,691	Vertex Pharmaceuticals, Inc.*	3,324,290
10,330	Waters Corp.*	3,299,195

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
13,199	West Pharmaceutical Services, Inc.	$3,357,034
35,764	Zimmer Biomet Holdings, Inc.	3,520,608
25,050	Zoetis, Inc.	3,284,055

		193,638,606

Industrials – 16.6%
19,792	3M Co.	3,272,013
13,976	AMETEK, Inc.	3,343,339
13,451	Automatic Data Processing, Inc.	2,883,356
7,543	Axon Enterprise, Inc.*	4,091,323
22,926	Bloom Energy Corp., Class A*	3,568,890
13,670	Boeing Co. (The)*	3,110,335
16,909	Broadridge Financial Solutions, Inc.	3,142,876
17,090	BWX Technologies, Inc.	3,520,198
16,242	C.H. Robinson Worldwide, Inc.	3,008,830
50,232	Carrier Global Corp.	3,234,941
4,648	Caterpillar, Inc.	3,452,674
16,379	Cintas Corp.	3,294,308
2,918	Comfort Systems USA, Inc.	4,170,902
79,554	Copart, Inc.*	3,030,212
80,099	CSX Corp.	3,419,426
5,344	Cummins, Inc.	3,120,201
5,153	Curtiss-Wright Corp.	3,608,800
5,612	Deere & Co.	3,533,933
46,212	Delta Air Lines, Inc.	3,036,128
14,596	Dover Corp.	3,291,398
8,892	Eaton Corp. PLC	3,342,681
4,582	EMCOR Group, Inc.	3,320,209
20,215	Emerson Electric Co.	3,047,411
17,883	Equifax, Inc.	3,736,832
19,402	Expeditors International of Washington, Inc.	2,813,872
66,154	Fastenal Co.	3,045,730
8,773	FedEx Corp.	3,395,151
12,247	Ferguson Enterprises, Inc.	3,193,528
52,788	Fortive Corp.	3,125,050
12,316	FTAI Aviation Ltd.	3,766,233
4,446	GE Vernova, Inc.	3,884,026
8,940	General Dynamics Corp.	3,192,027
10,411	General Electric Co.	3,563,269
9,852	HEICO Corp.	3,147,320
13,508	Honeywell International, Inc.	3,290,414
15,411	Howmet Aerospace, Inc.	4,045,850
6,648	Hubbell, Inc.	3,401,316
10,872	Illinois Tool Works, Inc.	3,159,729
32,082	Ingersoll Rand, Inc.	3,020,199
13,962	J.B. Hunt Transport Services, Inc.	3,258,870
23,110	Jacobs Solutions, Inc.	3,185,945
24,223	Johnson Controls International PLC	3,495,379
35,943	Kratos Defense & Security Solutions, Inc.*	3,097,568
9,318	L3Harris Technologies, Inc.	3,396,784
16,871	Leidos Holdings, Inc.	2,954,112
5,932	Lennox International, Inc.	3,380,884
5,188	Lockheed Martin Corp.	3,414,119
13,955	MasTec, Inc.*	4,158,869

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
10,413	Norfolk Southern Corp.	$3,277,388
4,604	Northrop Grumman Corp.	3,335,045
15,450	Old Dominion Freight Line, Inc.	3,137,122
35,231	Otis Worldwide Corp.	3,260,981
24,670	PACCAR, Inc.	3,110,640
3,287	Parker-Hannifin Corp.	3,317,175
32,282	Paychex, Inc.	3,023,209
32,511	Pentair PLC	3,224,766
6,980	Quanta Services, Inc.	3,930,298
14,511	Republic Services, Inc.	3,323,019
45,798	Rocket Lab Corp.*	3,164,642
7,453	Rockwell Automation, Inc.	3,036,725
49,912	Rollins, Inc.	3,039,142
16,147	RTX Corp.	3,271,705
8,281	Snap-on, Inc.	3,190,007
62,099	Southwest Airlines Co.	3,058,997
43,271	SS&C Technologies Holdings, Inc.	3,257,874
61,266	Symbotic, Inc.*	3,356,151
7,199	Trane Technologies PLC	3,328,242
2,507	TransDigm Group, Inc.	3,266,095
46,274	TransUnion	3,634,823
42,523	Uber Technologies, Inc.*	3,207,085
12,744	Union Pacific Corp.	3,376,905
29,557	United Airlines Holdings, Inc.*	3,141,909
27,508	United Parcel Service, Inc., Class B	3,189,828
3,790	United Rentals, Inc.	3,183,600
34,811	Veralto Corp.	3,391,636
16,551	Verisk Analytics, Inc.	3,435,491
18,160	Vertiv Holdings Co., Class A	4,628,802
2,660	W.W. Grainger, Inc.	3,044,982
13,890	Waste Management, Inc.	3,345,268
13,153	Westinghouse Air Brake Technologies Corp.	3,471,734
8,636	Woodward, Inc.	3,340,059
22,943	Xylem, Inc.	2,972,495

		273,241,300

Information Technology – 16.8%
13,141	Accenture PLC, Class A	2,742,790
11,399	Adobe, Inc.*	2,991,212
15,717	Advanced Micro Devices, Inc.*	3,146,701
24,344	Amphenol Corp., Class A	3,555,685
10,128	Analog Devices, Inc.	3,603,441
11,594	Apple, Inc.	3,062,903
10,955	Applied Materials, Inc.	4,078,546
8,086	AppLovin Corp., Class A*	3,515,550
24,452	Arista Networks, Inc.*	3,264,342
22,169	Astera Labs, Inc.*	2,634,342
30,196	Atlassian Corp., Class A*	2,268,625
13,054	Autodesk, Inc.*	3,209,587
10,694	Broadcom, Inc.	3,417,268
11,917	Cadence Design Systems, Inc.*	3,591,784
22,814	CDW Corp.	2,797,909
12,466	Ciena Corp.*	4,346,894
39,062	Cisco Systems, Inc.	3,103,867
19,420	Cloudflare, Inc., Class A*	3,343,930

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
41,422	Cognizant Technology Solutions Corp., Class A	$2,668,819
15,375	Coherent Corp.*	3,981,049
38,313	CoreWeave, Inc., Class A*	3,048,182
28,950	Corning, Inc.	4,353,501
7,752	Crowdstrike Holdings, Inc., Class A*	2,883,589
27,753	Datadog, Inc., Class A*	3,107,226
26,862	Dell Technologies, Inc., Class C	3,977,725
2,395	Fair Isaac Corp.*	3,375,417
13,692	First Solar, Inc.*	2,700,062
39,841	Fortinet, Inc.*	3,148,634
20,492	Gartner, Inc.*	3,221,342
78,623	GLOBALFOUNDRIES, Inc.*	3,738,524
140,075	Hewlett Packard Enterprise Co.	3,007,410
159,925	HP, Inc.	3,036,976
13,083	HubSpot, Inc.*	3,460,584
66,762	Intel Corp.*	3,045,015
11,251	International Business Machines Corp.	2,702,603
7,210	Intuit, Inc.	2,949,106
93,509	IonQ, Inc.*	3,587,940
13,905	Jabil, Inc.	3,684,686
14,491	Keysight Technologies, Inc.*	4,453,519
2,458	KLA Corp.	3,747,344
15,309	Lam Research Corp.	3,580,622
7,270	Lumentum Holdings, Inc.*	5,095,616
43,953	Marvell Technology, Inc.	3,590,521
41,056	Microchip Technology, Inc.	3,064,420
8,570	Micron Technology, Inc.	3,534,011
7,698	Microsoft Corp.	3,023,313
9,855	MongoDB, Inc.*	3,237,072
2,835	Monolithic Power Systems, Inc.	3,239,668
7,633	Motorola Solutions, Inc.	3,681,091
32,240	NetApp, Inc.	3,192,727
18,371	NVIDIA Corp.	3,255,157
38,715	Okta, Inc.*	2,806,837
52,510	ON Semiconductor Corp.*	3,490,865
21,868	Oracle Corp.	3,179,607
23,263	Palantir Technologies, Inc., Class A*	3,191,451
19,373	Palo Alto Networks, Inc.*	2,885,027
20,769	PTC, Inc.*	3,252,218
48,307	Pure Storage, Inc., Class A*	3,102,276
33,617	Qnity Electronics, Inc.	4,261,291
21,344	QUALCOMM, Inc.	3,038,532
8,840	Roper Technologies, Inc.	3,091,613
16,359	Salesforce, Inc.	3,186,570
128,817	Samsara, Inc., Class A*	3,722,811
5,234	Sandisk Corp.*	3,325,474
7,819	Seagate Technology Holdings PLC	3,188,901
29,614	ServiceNow, Inc.*	3,198,608
19,722	Snowflake, Inc.*	3,321,382
26,007	Strategy, Inc.*	3,367,906
97,591	Super Micro Computer, Inc.*	3,160,972
7,695	Synopsys, Inc.*	3,185,730
14,744	TE Connectivity PLC (Switzerland)	3,393,332

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5,051	Teledyne Technologies, Inc.*	$3,440,236
11,932	Teradyne, Inc.	3,818,598
14,423	Texas Instruments, Inc.	3,059,263
49,202	Trimble, Inc.*	3,290,138
28,619	Twilio, Inc., Class A*	3,461,754
9,479	Tyler Technologies, Inc.*	3,362,106
5,815	Ubiquiti, Inc.	4,460,047
12,965	VeriSign, Inc.	2,955,242
12,273	Western Digital Corp.	3,432,758
19,038	Workday, Inc., Class A*	2,546,523
35,429	Zoom Communications, Inc., Class A*	2,619,620
17,278	Zscaler, Inc.*	2,539,693

		275,386,228

Materials – 4.9%
11,164	Air Products and Chemicals, Inc.	3,077,580
19,330	Albemarle Corp.	3,453,691
58,481	Amrize Ltd.*	3,800,680
41,659	Corteva, Inc.	3,337,719
26,169	CRH PLC	3,139,757
98,167	Dow, Inc.	3,016,672
67,830	DuPont de Nemours, Inc.	3,394,213
11,113	Ecolab, Inc.	3,426,694
51,430	Freeport-McMoRan, Inc.	3,501,354
144,540	Hecla Mining Co.	3,600,491
43,475	International Flavors & Fragrances, Inc.	3,574,949
71,523	International Paper Co.	3,114,827
6,693	Linde PLC	3,400,580
4,808	Martin Marietta Materials, Inc.	3,252,949
27,847	Newmont Corp.	3,620,110
16,881	Nucor Corp.	2,985,911
13,672	Packaging Corp. of America	3,173,818
25,550	PPG Industries, Inc.	3,149,549
12,352	Royal Gold, Inc.	3,703,006
8,748	Sherwin-Williams Co. (The)	3,171,937
72,742	Smurfit WestRock PLC	3,419,602
16,738	Southern Copper Corp. (Mexico)	3,653,905
16,248	Steel Dynamics, Inc.	3,137,976
10,351	Vulcan Materials Co.	3,208,810

		80,316,780

Real Estate – 4.8%
18,003	American Tower Corp. REIT	3,454,056
17,663	AvalonBay Communities, Inc. REIT	3,130,413
19,573	CBRE Group, Inc., Class A*	2,890,149
62,262	CoStar Group, Inc.*	2,778,753
36,663	Crown Castle, Inc. REIT	3,282,805
19,178	Digital Realty Trust, Inc. REIT	3,398,342
3,941	Equinix, Inc. REIT	3,839,559
50,348	Equity Residential REIT	3,182,497
12,616	Essex Property Trust, Inc. REIT	3,218,468
22,494	Extra Space Storage, Inc. REIT	3,397,269
119,087	Invitation Homes, Inc. REIT	3,136,752
35,439	Iron Mountain, Inc. REIT	3,839,107
23,539	Mid-America Apartment Communities, Inc. REIT	3,150,930

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
23,611	Prologis, Inc. REIT	$3,366,220
11,039	Public Storage REIT	3,389,635
51,208	Realty Income Corp. REIT	3,430,936
17,092	SBA Communications Corp. REIT	3,438,227
16,313	Simon Property Group, Inc. REIT	3,325,405
84,695	UDR, Inc. REIT	3,176,062
40,819	Ventas, Inc. REIT	3,516,965
110,685	VICI Properties, Inc. REIT	3,343,794
17,081	Welltower, Inc. REIT	3,537,817
118,379	Weyerhaeuser Co. REIT	2,903,837
56,339	Zillow Group, Inc., Class C*	2,513,846

		78,641,844

Utilities – 6.2%
47,430	Alliant Energy Corp.	3,431,086
30,194	Ameren Corp.	3,420,376
26,283	American Electric Power Co., Inc.	3,517,191
25,122	American Water Works Co., Inc.	3,417,346
18,253	Atmos Energy Corp.	3,409,478
78,287	CenterPoint Energy, Inc.	3,405,485
43,846	CMS Energy Corp.	3,423,057
29,130	Consolidated Edison, Inc.	3,277,708
12,839	Constellation Energy Corp.	4,235,329
50,852	Dominion Energy, Inc.	3,210,795
23,207	DTE Energy Co.	3,440,206
25,862	Duke Energy Corp.	3,384,043
50,062	Edison International	3,741,634
32,815	Entergy Corp.	3,514,815
40,865	Evergy, Inc.	3,418,766
46,215	Eversource Energy	3,522,045
72,543	Exelon Corp.	3,588,702
68,293	FirstEnergy Corp.	3,493,870
35,394	NextEra Energy, Inc.	3,318,895
72,086	NiSource, Inc.	3,409,668
22,395	NRG Energy, Inc.	4,007,809
198,256	PG&E Corp.	3,766,864
89,428	PPL Corp.	3,485,903
39,589	Public Service Enterprise Group, Inc.	3,407,425
37,013	Sempra	3,563,242
34,958	Southern Co. (The)	3,404,210
22,641	Vistra Corp.	3,937,043
28,046	WEC Energy Group, Inc.	3,280,260
41,499	Xcel Energy, Inc.	3,459,357

		101,892,608

TOTAL COMMON STOCKS (Cost $1,377,437,112)		1,643,131,286

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,196,386	3.571%	$1,196,386
(Cost $1,196,386)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,378,633,498)		1,644,327,672

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,952,781	3.589%	4,952,781
(Cost $4,952,781)

TOTAL INVESTMENTS – 100.2% (Cost $1,383,586,279)		$1,649,280,453

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(3,306,877)

NET ASSETS – 100.0%		$1,645,973,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments February 28, 2026

Shares	Description	Value

Common Stocks – 101.7%
Communication Services – 12.7%
30,333	Alphabet, Inc., Class A	$9,456,616
81,072	EchoStar Corp., Class A*	9,366,248
45,913	Electronic Arts, Inc.	9,208,771
14,330	Meta Platforms, Inc., Class A	9,288,419
118,975	Netflix, Inc.*	11,450,154
318,646	Warner Bros Discovery, Inc.*	8,976,258

		57,746,466

Consumer Discretionary – 17.9%
58,940	Alibaba Group Holding Ltd. ADR (China)	8,493,843
45,543	Amazon.com, Inc.*	9,564,030
26,105	Carvana Co.*	8,723,247
525,592	Coupang, Inc. (South Korea)*	10,028,295
56,431	DoorDash, Inc., Class A*	9,958,379
4,637	MercadoLibre, Inc. (Brazil)*	8,149,899
84,426	Sea Ltd. ADR (Singapore)*	9,156,000
69,693	SharkNinja, Inc.*	8,563,179
22,310	Tesla, Inc.*	8,979,998

		81,616,870

Consumer Staples – 2.1%
69,078	Turning Point Brands, Inc.	9,462,995

Financials – 15.7%
18,198	Berkshire Hathaway, Inc., Class B*	9,189,080
44,312	Capital One Financial Corp.	8,669,200
80,516	Citigroup, Inc.	8,872,058
29,828	JPMorgan Chase & Co.	8,957,348
17,552	Mastercard, Inc., Class A	9,078,070
544,654	NU Holdings Ltd., Class A (Brazil)*	8,158,917
498,698	Rocket Cos., Inc., Class A	9,071,317
28,673	Visa, Inc., Class A	9,179,374

		71,175,364

Health Care – 8.0%
72,921	Abivax SA ADR (France)*	8,843,859
12,341	Atrium Therapeutics, Inc.*	182,030
123,411	Avidity Biosciences, Inc.*	8,885,592
8,842	Eli Lilly & Co.	9,301,695
88,676	Exact Sciences Corp.*	9,167,325

		36,380,501

Industrials – 14.4%
37,539	Boeing Co. (The)*	8,541,249
11,184	GE Vernova, Inc.	9,770,342
28,980	Norfolk Southern Corp.	9,121,165
7,035	TransDigm Group, Inc.	9,165,128
129,889	Uber Technologies, Inc.*	9,796,228
34,860	Union Pacific Corp.	9,237,203
37,618	Vertiv Holdings Co., Class A	9,588,452

		65,219,767

Information Technology – 29.0%
45,111	Advanced Micro Devices, Inc.*	9,031,673
34,717	Apple, Inc.	9,171,537
25,509	Applied Materials, Inc.	9,497,001
24,340	AppLovin Corp., Class A*	10,582,302

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,453	ASML Holding NV (Netherlands)	$9,360,464
27,549	Broadcom, Inc.	8,803,283
298,406	Confluent, Inc., Class A*	9,152,112
531,693	Core Scientific, Inc.*	9,022,830
15,258	Lumentum Holdings, Inc.*	10,694,485
22,915	Micron Technology, Inc.	9,449,459
23,084	Microsoft Corp.	9,066,010
49,528	NVIDIA Corp.	8,775,866
15,512	Sandisk Corp.*	9,855,704
25,154	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	9,422,185

		131,884,911

Utilities – 1.9%
23,594	Talen Energy Corp.*	8,752,666

TOTAL INVESTMENTS – 101.7% (Cost $424,976,261)		$462,239,540

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(7,742,909)

NET ASSETS – 100.0%		$454,496,631

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*  Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INDIA EQUITY ETF

Schedule of Investments February 28, 2026

Shares	Description	Value

Common Stocks – 97.5%
Communication Services – 3.3%
173,513	Bharti Airtel Ltd. (India)	$3,584,265
93,328	Info Edge India Ltd. (India)	1,056,215
53,255	PVR Inox Ltd. (India)*	598,368

		5,238,848

Consumer Discretionary – 17.6%
19,630	Amber Enterprises India Ltd. (India)*	1,720,555
85,636	Arvind Fashions Ltd. (India)	414,360
144,722	ASK Automotive Ltd. (India)	660,725
93,745	Ather Energy Ltd. (India)*	732,535
34,211	Bluestone Jewellery And Lifestyle Ltd. (India)*	164,500
102,076	Cello World Ltd. (India)	466,867
11,003	Dixon Technologies India Ltd. (India)	1,273,295
929,103	Eternal Ltd. (India)*	2,515,361
117,739	Eureka Forbes Ltd. (India)*	615,767
26,399	Ganesha Ecosphere Ltd. (India)	224,348
72,147	GNG Electronics Ltd. (India)*(a)	305,912
108,429	Gokaldas Exports Ltd. (India)*	762,419
206,469	Kalyan Jewellers India Ltd. (India)	930,715
60,064	LG Electronics India Ltd. (India)*	1,049,084
115,952	Mahindra & Mahindra Ltd. (India)	4,330,090
15,131	MakeMyTrip Ltd. (India)*	854,448
51,695	Metro Brands Ltd. (India)	600,387
34,253	Pearl Global Industries Ltd. (India)	579,366
642,926	Physicswallah Ltd. (India)*(a)	611,787
155,065	Pricol Ltd. (India)	1,027,446
1,441,374	Samvardhana Motherson International Ltd. (India)	2,112,560
44,143	SJS Enterprises Ltd. (India)	853,832
123,275	Tenneco Clean Air India Ltd.*	787,675
35,683	Trent Ltd. (India)	1,529,474
60,043	TVS Motor Co. Ltd. (India)	2,553,946
55,403	Whirlpool of India Ltd. (India)	561,391

		28,238,845

Consumer Staples – 5.3%
80,173	Bikaji Foods International Ltd. (India)	562,371
60,025	Colgate-Palmolive India Ltd. (India)	1,487,491
115,126	Godrej Consumer Products Ltd. (India)	1,540,687
48,812	Medplus Health Services Ltd. (India)*	454,767
155,062	Nestle India Ltd. (India)	2,201,603
179,462	Tata Consumer Products Ltd. (India)	2,250,765

		8,497,684

Shares	Description	Value

Common Stocks – (continued)
Energy – 3.0%
314,540	Reliance Industries Ltd. (India)	$4,819,250

Financials – 30.4%
106,561	360 ONE WAM Ltd. (India)	1,292,653
344,778	Aditya Birla Capital Ltd. (India)*	1,305,382
220,260	Angel One Ltd. (India)	564,594
129,633	AU Small Finance Bank Ltd. (India)(a)	1,365,563
282,276	Axis Bank Ltd. (India)	4,293,887
345,644	Aye Finance Ltd. (India)*	452,304
386,521	Bajaj Finance Ltd. (India)	4,231,173
119,818	Five-Star Business Finance Ltd. (India)	549,397
312,477	Go Digit General Insurance Ltd. (India)*	1,153,204
703,448	HDFC Bank Ltd. (India)	6,864,275
91,633	Home First Finance Co. India Ltd. (India)(a)	1,090,919
607,670	ICICI Bank Ltd. (India)	9,210,274
16,862	ICICI Prudential Asset Management Co. Ltd. (India)	576,812
1,285,447	IDFC First Bank Ltd. (India)	1,038,234
90,074	India Shelter Finance Corp. Ltd. (India)	726,225
63,698	Kfin Technologies Ltd. (India)	669,844
797,201	Kotak Mahindra Bank Ltd. (India)	3,638,289
57,705	Nuvama Wealth Management Ltd. (India)	789,623
103,162	PB Fintech Ltd. (India)*	1,680,052
785,110	Punjab National Bank (India)	1,117,046
94,449	SBI Life Insurance Co. Ltd. (India)(a)	2,114,964
92,675	Spandana Sphoorty Financial Ltd. (India)*	257,826
238,236	State Bank of India (India)	3,146,845
199,769	Tata Capital Ltd. (India)*	732,531

		48,861,916

Health Care – 8.9%
25,784	Apollo Hospitals Enterprise Ltd. (India)	2,216,728
22,687	Divi’s Laboratories Ltd. (India)	1,598,105
61,361	Jupiter Life Line Hospitals Ltd. (India)	851,050
80,303	Laurus Labs Ltd. (India)(a)	949,588
56,978	Laxmi Dental Ltd. (India)*	120,606
133,946	Medi Assist Healthcare Services Ltd. (India)*(a)	545,788
14,613	Pfizer Ltd. (India)	813,113
50,833	Rubicon Research Ltd.*	436,021
122,168	SAI Life Sciences Ltd. (India)*(a)	1,340,506
156,805	Sun Pharmaceutical Industries Ltd. (India)	2,993,861
51,758	Torrent Pharmaceuticals Ltd. (India)	2,465,291

		14,330,657

Industrials – 9.3%
181,651	Afcons Infrastructure Ltd. (India)	583,332

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INDIA EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
444,003	Bharat Electronics Ltd. (India)	$2,170,326
156,378	CMS Info Systems Ltd. (India)	521,854
84,731	Computer Age Management Services Ltd. (India)	631,085
16,693	Doms Industries Ltd. (India)	427,893
67,598	INOX India Ltd. (India)	864,143
11,736	JNK India Ltd. (India)	30,813
16,338	KEI Industries Ltd. (India)	912,365
136,553	Praj Industries Ltd. (India)	477,235
27,983	Siemens Energy India Ltd. (India)	901,503
31,614	Siemens Ltd. (India)*	1,187,954
2,470,097	Suzlon Energy Ltd. (India)*	1,158,533
355,172	Tata Motors Ltd. (India)*	1,972,695
129,308	TD Power Systems Ltd. (India)	1,283,895
97,128	Techno Electric & Engineering Co. Ltd. (India)	1,252,531
155,075	Transformers & Rectifiers India Ltd. (India)	528,654

		14,904,811

Information Technology – 7.0%
48,787	AurionPro Solutions Ltd. (India)	476,575
88,534	Coforge Ltd. (India)	1,153,967
21,389	Cognizant Technology Solutions Corp., Class A	1,378,093
31,371	Fractal Analytics Ltd. (India)*	268,447
30,754	Hexaware Technologies Ltd. (India)	160,064
325,334	Infosys Ltd. (India)	4,649,200
13,522	Netweb Technologies India Ltd. (India)	573,929
107,896	Newgen Software Technologies Ltd. (India)	603,367
27,605	Persistent Systems Ltd. (India)	1,436,138
99,996	R Systems International Ltd. (India)	317,763
109,360	Vikram Solar Ltd. (India)*	209,028

		11,226,571

Materials – 10.1%
52,741	Aditya Birla Real Estate Ltd. (India)	747,959
29,132	Akzo Nobel India Ltd. (India)	939,928
61,259	APL Apollo Tubes Ltd. (India)	1,504,672
104,943	Archean Chemical Industries Ltd. (India)	664,601
80,084	Grasim Industries Ltd. (India)	2,464,590
57,163	Gravita India Ltd. (India)	1,013,494
192,319	Hindalco Industries Ltd. (India)	1,954,767
93,760	Jain Resource Recycling Ltd. (India)*	407,602
115,916	JK Lakshmi Cement Ltd. (India)	909,796
312,716	JSW Cement Ltd. (India)*(a)	429,942

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
34,877	Midwest Ltd. (India)*	$495,498
18,609	Navin Fluorine International Ltd. (India)	1,279,754
1,426,463	Tata Steel Ltd. (India)	3,329,230
20,866	Tatva Chintan Pharma Chem Pvt Ltd. (India)	280,618

		16,422,451

Real Estate – 1.6%
85,477	Awfis Space Solutions Ltd. (India)*	274,725
69,499	Brigade Enterprises Ltd. (India)	530,202
72,812	Godrej Properties Ltd. (India)*	1,385,390
70,163	Wework India Management Ltd. (India)*	382,758

		2,573,075

Utilities – 1.0%
149,884	Acme Solar Holdings Ltd. (India)	388,812
990,085	NHPC Ltd. (India)	819,808
463,255	NTPC Green Energy Ltd. (India)*	458,997

		1,667,617

TOTAL COMMON STOCKS (Cost $164,400,685)		156,781,725

Shares	Description	Dividend Rate	Value

Preferred Stock – 0.0%
Automobiles – 0.0%
18,412	TVS Motor Co. Ltd.*(b)	6.00%	2,024
(Cost $0)

Shares	Dividend Rate	Value

Investment Company – 1.8%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,957,736	3.571%	2,957,736
(Cost $2,957,736)

TOTAL INVESTMENTS – 99.3% (Cost $167,358,421)		$159,741,485

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,073,477

NET ASSETS – 100.0%		$160,814,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INDIA EQUITY ETF

Schedule of Investments (continued) February 28, 2026

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:
IFSC NIFTY 50	52	03/30/26	$2,629,640	$(63,255)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 10.7%
13,135	Alphabet, Inc., Class A	$4,094,968
89,796	AMC Entertainment Holdings, Inc., Class A*(a)	104,163
27,414	Baidu, Inc., Class A (China)*	433,527
10,402	Bilibili, Inc., Class Z (China)*	294,155
14,501	Comcast Corp., Class A	448,951
3,313	CTS Eventim AG & Co. KGaA (Germany)	269,318
2,958	Electronic Arts, Inc.	593,286
13,811	Grindr, Inc. (Singapore)*	157,169
21,982	Hello Group, Inc. ADR (China)	142,224
3,561	IDT Corp., Class B	181,433
77,196	iQIYI, Inc. ADR (China)*	123,514
5,134	Iridium Communications, Inc.	122,959
3,422	JOYY, Inc. ADR (China)	204,191
53,557	Kuaishou Technology (China)(b)	430,324
3,131	Live Nation Entertainment, Inc.*	507,660
2,379	Madison Square Garden Entertainment Corp.*	150,210
704	Madison Square Garden Sports Corp.*	233,489
7,247	Match Group, Inc.	229,005
5,462	Meta Platforms, Inc., Class A	3,540,359
8,057	MIXI, Inc. (Japan)	138,562
29,616	NetEase, Inc. (China)	678,482
14,468	Netflix, Inc.*	1,392,400
98,587	Newborn Town, Inc. (China)*	119,482
33,199	Paramount Skydance Corp., Class B	448,518
43,669	Playtika Holding Corp.	134,937
37,592	Rightmove PLC (United Kingdom)	226,119
26,786	Rumble, Inc.*(a)	144,912
46,103	Snap, Inc., Class A*	240,197
1,491	SOOP Co. Ltd. (South Korea)	73,488
1,801	Sphere Entertainment Co.*	214,337
1,043	Spotify Technology SA*	537,082
19,014	Stubhub Holdings, Inc., Class A*(a)	181,964
2,523	Take-Two Interactive Software, Inc.*	533,564
38,456	Tencent Holdings Ltd. (China)	2,546,641
46,033	Tencent Music Entertainment Group, Class A (China)	334,560
1,790	TKO Group Holdings, Inc.	400,727
17,359	Ubisoft Entertainment SA (France)*(a)	85,344
8,574	Walt Disney Co. (The)	909,187
16,382	Warner Bros Discovery, Inc.*	461,481
8,860	Warner Music Group Corp., Class A	253,396
6,476	Weibo Corp., Class A (China)	65,611
14,946	Yalla Group Ltd. ADR (United Arab Emirates)*	105,818
3,077	Ziff Davis, Inc.*	83,325

		22,571,039

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 16.0%
3,007	Academy Sports & Outdoors, Inc.	$180,811
1,957	adidas AG (Germany)	365,542
3,794	Airbnb, Inc., Class A*	512,607
102,935	Alibaba Group Holding Ltd. (China)	1,880,482
20,163	Amazon.com, Inc.*	4,234,230
2,466	American Public Education, Inc.*	112,992
30,026	ANTA Sports Products Ltd. (China)	326,472
5,686	Aptiv PLC*	418,148
13,627	Bandai Namco Holdings, Inc. (Japan)	370,428
127	Booking Holdings, Inc.	538,397
6,156	BorgWarner, Inc.	354,401
11,958	Carnival Corp.	377,275
874	Carvana Co.*	292,056
6,979	Chewy, Inc., Class A*	191,364
2,849	Columbia Sportswear Co.	176,467
21,790	Coursera, Inc.*	139,674
1,996	Deckers Outdoor Corp.*	234,071
1,498	Dick’s Sporting Goods, Inc.	305,038
1,489	Duolingo, Inc.*	150,389
4,995	eBay, Inc.	453,846
3,614	Etsy, Inc.*	198,336
1,304	Expedia Group, Inc.	281,260
53,796	Ford Motor Co.	757,986
9,217	GameStop Corp., Class A*	221,485
9,558	General Motors Co.	752,310
132	Graham Holdings Co., Class B	139,024
1,054	Grand Canyon Education, Inc.*	167,660
9,526	Hesai Group (China)*	267,434
51,679	Honda Motor Co. Ltd. (Japan)	524,486
1,740	InterContinental Hotels Group PLC (United Kingdom)	239,250
190,574	JD Sports Fashion PLC (United Kingdom)	210,047
32,488	JD.com, Inc., Class A (China)	433,608
5,362	Lands’ End, Inc.*(a)	86,167
7,718	Las Vegas Sands Corp.	437,765
41,624	Li Auto, Inc., Class A (China)*	365,839
65,155	Li Ning Co. Ltd. (China)	187,582
21,498	Lucid Group, Inc.*(a)	214,980
2,082	Lululemon Athletica, Inc.*	385,524
12,245	Macy’s, Inc.	242,206
733	MercadoLibre, Inc. (Brazil)*	1,288,306
72,822	Metaplanet, Inc. (Japan)*(a)	151,125
9,099	MGM Resorts International*	335,389
25,920	Mobileye Global, Inc., Class A (Israel)*	219,283
46,757	New Oriental Education & Technology Group, Inc. (China)	261,456
8,967	NIKE, Inc., Class B	557,568
80,327	NIO, Inc., Class A (China)*	406,659
5,318	On Holding AG, Class A (Switzerland)*	247,181
4,531	PDD Holdings, Inc. ADR (China)*	470,001

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
15,971	Pearson PLC (United Kingdom)	$206,090
37,109	Peloton Interactive, Inc., Class A*	149,178
7,598	Penn Entertainment, Inc.*	118,833
2,696	Planet Fitness, Inc., Class A*	221,476
23,398	Playtech PLC (United Kingdom)	111,202
23,515	Prosus NV (China)*	1,208,020
41,500	Rakuten Group, Inc. (Japan)*	220,119
26,267	Rivian Automotive, Inc., Class A*	402,673
11,410	Sea Ltd. ADR (Singapore)*	1,237,415
33,062	Sony Group Corp. (Japan)	771,464
2,436	Stride, Inc.*	205,550
17,774	TAL Education Group ADR (China)*	187,160
10,315	Tesla, Inc.*	4,151,891
49,666	Toyota Motor Corp. (Japan)	1,216,797
17,228	Udemy, Inc.*	86,657
696	Ulta Beauty, Inc.*	476,614
17,459	Vinfast Auto Ltd. (Vietnam)*(a)	56,916
2,164	Wayfair, Inc., Class A*	165,178
57,600	WeRide, Inc., Class A (China)*	131,589
51,420	XPeng, Inc., Class A (China)*	449,308
36,616	Yamaha Motor Co. Ltd. (Japan)	291,521

		33,730,258

Consumer Staples – 1.5%
434,390	Alibaba Health Information Technology Ltd. (China)*	309,876
44,375	East Buy Holding Ltd. (China)*(a) (b)	144,321
7,635	Kroger Co. (The)	521,013
3,692	Natural Grocers by Vitamin Cottage, Inc.	99,795
4,603	Target Corp.	523,775
12,014	Walmart, Inc.	1,537,191

		3,135,971

Energy – 1.3%
331,057	China Suntien Green Energy Corp. Ltd., Class H (China)	177,757
14,483	Enbridge, Inc. (Canada)	769,574
20,108	Equinor ASA ADR (Norway)	599,822
9,051	Oceaneering International, Inc.*	321,310
11,418	TotalEnergies SE (France)	907,018

		2,775,481

Financials – 12.4%
11,226	3i Group PLC (United Kingdom)	501,383
283	Adyen NV (Netherlands)*(b)	332,401
5,624	Affirm Holdings, Inc.*	264,216
1,928	American Express Co.	595,559
821	Ameriprise Financial, Inc.	385,969
5,180	Apollo Global Management, Inc.	541,828
3,826	Ares Management Corp., Class A	428,550
17,618	BGC Group, Inc., Class A	167,723
950	Blackrock, Inc.	1,010,069
6,396	Blackstone, Inc.	725,115
16,213	Block, Inc.*	1,032,768
24,329	Blue Owl Capital Corp.	274,674

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
29,294	Boku, Inc.*(b)	$72,861
2,730	Bread Financial Holdings, Inc.	193,448
11,123	Cantaloupe, Inc.*	116,124
7,347	Carlyle Group, Inc. (The)	381,971
7,149	Charles Schwab Corp. (The)	680,585
3,843	Coinbase Global, Inc., Class A*	675,792
3,109	Eurazeo SE (France)	182,879
3,183	Euronet Worldwide, Inc.*	221,378
941	Evercore, Inc., Class A	290,618
5,794	EVERTEC, Inc. (Puerto Rico)	164,028
1,513	FactSet Research Systems, Inc.	328,034
7,017	Fidelity National Information Services, Inc.	357,586
4,788	Figure Technology Solutions, Inc., Class A*(a)	121,041
9,368	Fiserv, Inc.*	583,533
11,969	Flywire Corp.*	147,338
13,106	GCM Grosvenor, Inc., Class A	151,767
13,904	GMO Financial Holdings, Inc. (Japan)	84,960
1,366	Goldman Sachs Group, Inc. (The)(c)	1,174,173
11,197	Green Dot Corp., Class A*	129,437
9,448	Hercules Capital, Inc.	134,256
6,040	Integral Corp. (Japan)(a)	126,893
7,947	Interactive Brokers Group, Inc., Class A	565,747
4,942	Intercontinental Exchange, Inc.	811,130
12,621	Invesco Ltd.	331,427
2,143	Jack Henry & Associates, Inc.	348,152
7,937	KKR & Co., Inc.	695,916
3,845	Lazard, Inc.	194,557
42,330	Marqeta, Inc., Class A*	162,547
2,662	Mastercard, Inc., Class A	1,376,813
6,069	Morgan Stanley	1,010,549
1,110	MSCI, Inc.	634,731
3,022	Northern Trust Corp.	432,418
18,816	Pagseguro Digital Ltd., Class A (Brazil)	199,638
15,798	PayPal Holdings, Inc.	730,026
52,719	Regal Partners Ltd. (Australia)	122,103
6,623	Robinhood Markets, Inc., Class A*	502,355
1,824	S&P Global, Inc.	805,989
3,323	Sezzle, Inc.*	242,413
3,644	Shift4 Payments, Inc., Class A*(a)	160,591
22,930	SoFi Technologies, Inc.*	407,237
2,912	State Street Corp.	374,541
16,122	StoneCo Ltd., Class A (Brazil)*	270,850
11,156	Toast, Inc., Class A*	304,670
3,617	Tradeweb Markets, Inc., Class A	445,813
17,256	Up Fintech Holding Ltd. ADR (China)*	134,942
3,817	Virtu Financial, Inc., Class A	158,062
4,650	Visa, Inc., Class A	1,488,651
1,585	WEX, Inc.*	236,466
11,047	WisdomTree, Inc.	189,014
85,692	ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(b)	167,941

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
101,989	Zip Co. Ltd. (Australia)*	$138,824

		26,223,070

Health Care – 21.1%
7,917	10X Genomics, Inc., Class A*	182,487
10,823	Abbott Laboratories	1,259,256
5,655	AbbVie, Inc.	1,312,412
17,334	AdaptHealth Corp.*	158,606
8,959	Adaptive Biotechnologies Corp.*	143,523
3,378	Agilent Technologies, Inc.	410,022
2,580	Amgen, Inc.	1,001,453
5,976	AstraZeneca PLC (United Kingdom)	1,248,713
15,398	Baxter International, Inc.	313,657
7,396	Bayer AG (Germany)	366,851
5,916	Beam Therapeutics, Inc.*	168,369
7,711	Beta Bionics, Inc.*	97,390
2,850	Biogen, Inc.*	546,687
5,162	BioNTech SE ADR (Germany)*	569,007
5,142	Bio-Techne Corp.	303,378
8,154	Boston Scientific Corp.*	626,635
14,329	Bristol-Myers Squibb Co.	893,700
4,058	Castle Biosciences, Inc.*	119,995
6,964	CRISPR Therapeutics AG (Switzerland)*	418,815
3,401	D&D PharmaTech, Inc. (South Korea)*	218,458
2,863	Danaher Corp.	603,062
8,618	Dexcom, Inc.*	632,820
5,075	Edwards Lifesciences Corp.*	438,835
1,843	Eli Lilly & Co.	1,938,818
5,159	Exact Sciences Corp.*	533,337
8,029	Exelixis, Inc.*	353,758
4,188	Fulgent Genetics, Inc.*	64,202
3,338	Galapagos NV (Belgium)*	112,008
7,562	GE HealthCare Technologies, Inc.	637,250
1,885	GeneDx Holdings Corp.*	150,253
6,270	Gilead Sciences, Inc.	933,916
2,684	Globus Medical, Inc., Class A*	256,215
24,633	GSK PLC	728,924
4,620	Guardant Health, Inc.*	433,818
67,059	HUTCHMED China Ltd. (China)*(a)	194,606
90,200	Hygeia Healthcare Holdings Co. Ltd. (China)*(b)	153,136
8,241	Ideaya Biosciences, Inc.*	265,360
4,404	Illumina, Inc.*	592,162
42,960	ImmunityBio, Inc.*(a)	420,149
3,813	Incyte Corp.*	386,143
1,860	Insulet Corp.*	458,695
15,929	Intellia Therapeutics, Inc.*	219,502
2,035	Intuitive Surgical, Inc.*	1,024,643
52,573	Iovance Biotherapeutics, Inc.*	202,932
1,630	iRhythm Holdings, Inc.*	218,012
7,172	Johnson & Johnson	1,781,740
7,221	JS Link, Inc. (South Korea)*	196,024
8,076	Kestra Medical Technologies Ltd.*	188,009

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
18,619	Koninklijke Philips NV (Netherlands)	$595,312
19,182	M3, Inc. (Japan)	211,079
40,836	MannKind Corp.*	133,942
1,705	Masimo Corp.*	298,972
10,325	Medtronic PLC	1,008,339
12,384	MeiraGTx Holdings PLC*	93,623
9,693	Merck & Co., Inc.	1,200,187
105,683	Mesoblast Ltd. (Australia)*	168,706
195,957	Microport Scientific Corp. (China)*(a)	274,064
12,183	Moderna, Inc.*	652,643
2,304	Natera, Inc.*	479,324
8,635	Novartis AG	1,465,272
21,796	Novo Nordisk A/S ADR (Denmark)	816,260
10,658	Onconic Therapeutics, Inc. (South Korea)*	174,114
17,353	Ono Pharmaceutical Co. Ltd. (Japan)	297,266
74,930	Pacific Biosciences of California, Inc.*	125,882
15,215	Personalis, Inc.*(a)	137,848
40,336	Pfizer, Inc.	1,115,290
136,243	Pharmaron Beijing Co. Ltd., Class H (China)(b)	345,042
10,844	PHC Holdings Corp. (Japan)	76,403
34,734	Precigen, Inc.*	131,642
26,779	Prime Medicine, Inc.*	123,719
6,701	PROCEPT BioRobotics Corp.*	152,046
6,305	QIAGEN NV	313,989
1,054	Regeneron Pharmaceuticals, Inc.	823,880
11,632	REGENXBIO, Inc.*	105,153
1,746	ResMed, Inc.	447,430
3,453	REVOLUTION Medicines, Inc.*	352,275
2,765	Revvity, Inc.	271,827
2,922	Roche Holding AG	1,394,414
8,331	Sanofi SA	808,554
11,439	Sarepta Therapeutics, Inc.*	191,718
64,628	Shanghai MicroPort MedBot Group Co. Ltd., Class H (China)*(a)	230,845
22,135	Smith & Nephew PLC (United Kingdom)	408,151
2,412	Stryker Corp.	934,554
11,479	Takara Bio, Inc. (Japan)	84,332
9,722	Tandem Diabetes Care, Inc.*	245,967
29,411	Taysha Gene Therapies, Inc.*	133,232
25,695	Teladoc Health, Inc.*	135,156
7,926	Tempus AI, Inc., Class A*(a)	422,060
3,589	Twist Bioscience Corp.*	168,396
728	UFP Technologies, Inc.*	153,302
9,862	Ultragenyx Pharmaceutical, Inc.*	230,672
6,414	uniQure NV (Netherlands)*	100,251
7,443	Veracyte, Inc.*	272,339
2,096	Vertex Pharmaceuticals, Inc.*	1,041,356
81,928	Well Health Technologies Corp. (Canada)*(a)	252,299

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
511	Ypsomed Holding AG (Switzerland)	$177,410
3,399	Zimmer Biomet Holdings, Inc.	334,598

		44,588,878

Industrials – 7.2%
11,457	ABB Ltd. (Switzerland)	1,069,946
1,876	AeroVironment, Inc.*	473,221
7,353	American Superconductor Corp.*	239,561
423	CACI International, Inc., Class A*	258,102
4,545	CS Wind Corp. (South Korea)*	169,667
2,166	Daihen Corp. (Japan)	202,553
778	Doosan Co. Ltd. (South Korea)	691,195
11,337	Doosan Enerbility Co. Ltd. (South Korea)*	837,764
3,555	Doosan Robotics, Inc. (South Korea)*	263,196
11,473	EHang Holdings Ltd. ADR (China)*(a)	140,774
2,062	Exail Technologies SA (France)*(a)	302,378
6,680	ExlService Holdings, Inc.*	208,750
10,573	FANUC Corp. (Japan)	481,702
252,439	Goldwind Science & Technology Co. Ltd., Class H (China)	499,576
3,054	Kawasaki Heavy Industries Ltd. (Japan)	357,091
2,269	Korea Aerospace Industries Ltd. (South Korea)	302,060
5,035	Kratos Defense & Security Solutions, Inc.*	433,916
1,249	L3Harris Technologies, Inc.	455,310
679	LIG Nex1 Co. Ltd. (South Korea)*	240,258
3,713	Liquidity Services, Inc.*	117,368
1,631	Lockheed Martin Corp.	1,073,328
16,122	Lyft, Inc., Class A*	223,128
8,122	MDA Space Ltd. (Canada)*	235,528
2,299	Neuromeka Co. Ltd. (South Korea)*	130,572
8,527	Nordex SE (Germany)*	434,125
3,245	Proto Labs, Inc.*	201,450
749	Rainbow Robotics (South Korea)*	447,786
15,882	Red Cat Holdings, Inc.*(a)	185,025
115,084	REPT BATTERO Energy Co. Ltd., Class H (China)*	209,949
39,304	Richtech Robotics, Inc., Class B*	97,867
87,816	SES AI Corp.*	144,018
5,195	Siemens Energy AG (Germany)	1,020,961
9,711	SK oceanplant Co. Ltd. (South Korea)*	130,290
6,109	SS&C Technologies Holdings, Inc.	459,947
16,826	Stratasys Ltd.*	162,034
12,201	Sunrun, Inc.*	161,663
4,293	Symbotic, Inc.*	235,171

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,256	Textron, Inc.	$321,204
8,951	Uber Technologies, Inc.*	675,084
14,136	UBTech Robotics Corp. Ltd., Class H (China)*	219,572
1,951	Verisk Analytics, Inc.	404,969
3,697	Xometry, Inc., Class A*	151,632
7,646	Yaskawa Electric Corp. (Japan)	270,089
1,687	Yuil Robotics Co. Ltd. (South Korea)*	143,545

		15,483,325

Information Technology – 27.0%
6,745	ACI Worldwide, Inc.*	267,642
2,293	Adobe, Inc.*	601,706
4,944	Advanced Micro Devices, Inc.*	989,838
14,793	Aeva Technologies, Inc.*	196,155
2,321	Akamai Technologies, Inc.*	228,363
2,593	Alarm.com Holdings, Inc.*	124,075
9,605	Alkami Technology, Inc.*	158,915
7,595	Ambarella, Inc.*	458,282
12,591	Appier Group, Inc. (Japan)*(a)	66,776
15,248	Apple, Inc.	4,028,217
4,713	Arista Networks, Inc.*	629,186
2,401	ASGN, Inc.*	103,003
71,375	Aurora Innovation, Inc.*	334,035
2,665	Autodesk, Inc.*	655,244
28,559	BigBear.ai Holdings, Inc.*(a)	113,094
51,882	Bit Digital, Inc.*	86,643
15,262	Bitdeer Technologies Group, Class A*	117,517
78,605	Bitfarms Ltd. (Canada)*	172,904
10,786	BitMine Immersion Technologies, Inc.	204,718
65,862	Black Sesame International Holding Ltd. (China)*(a)	159,979
53,637	BlackBerry Ltd. (Canada)*	181,829
5,248	Broadcom, Inc.	1,676,998
55,827	BYD Electronic International Co. Ltd. (China)	230,241
12,808	C3.ai, Inc., Class A*	101,824
2,000	Cadence Design Systems, Inc.*	602,800
9,380	Canadian Solar, Inc. (Canada)*	166,120
5,734	CEVA, Inc.*	119,611
1,586	Check Point Software Technologies Ltd. (Israel)*	241,183
1,036	Ciena Corp.*	361,253
26,550	CIG Shanghai Co. Ltd., Class H (China)*	227,412
14,971	Cipher Digital, Inc.*	233,548
12,618	Cisco Systems, Inc.	1,002,626
21,081	Cleanspark, Inc.*	209,756
2,303	Cloudflare, Inc., Class A*	396,554
7,595	Cognex Corp.	413,168
10,723	Core Scientific, Inc.*	181,969
3,128	Corning, Inc.	470,389
1,769	Crowdstrike Holdings, Inc., Class A*	658,033
13,457	Dassault Systemes (France)	294,735
3,809	Digi International, Inc.*	185,955

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,678	Docusign, Inc.*	$210,837
1,020	EPAM Systems, Inc.*	143,820
11,164	Extreme Networks, Inc.*	156,073
1,518	FFRI Security, Inc. (Japan)(a)	79,923
99,800	Fibocom Wireless, Inc., Class H (China)*	178,749
2,121	First Solar, Inc.*	418,261
7,141	Five9, Inc.*	124,539
7,312	Fortinet, Inc.*	577,867
8,507	Gen Digital, Inc.	192,003
2,237	Globant SA*	111,313
5,941	GMO internet group, Inc. (Japan)	114,044
7,699	GPGI, Inc.	172,843
19,109	Hewlett Packard Enterprise Co.	410,270
58,755	Hive Digital Technologies Ltd. (Canada)*(a)	126,656
273,184	Horizon Robotics (China)*(a)	286,729
24,064	HP, Inc.	456,975
1,056	HubSpot, Inc.*	279,323
4,033	Hut 8 Corp. (Canada)*(a)	214,683
44,168	Intel Corp.*	2,014,502
790	InterDigital, Inc.	289,559
3,264	International Business Machines Corp.	784,045
7,442	IREN Ltd. (Australia)*	304,750
1,625	Itron, Inc.*	152,669
2,085	Keysight Technologies, Inc.*	640,783
2,197	KONA I Co. Ltd. (South Korea)	102,023
41,475	Kraken Robotics, Inc. (Canada)*	258,487
30,078	MARA Holdings, Inc.*	268,897
6,694	Marvell Technology, Inc.	546,833
6,895	MaxLinear, Inc.*	120,180
1,800	Micron Technology, Inc.	742,266
10,572	Microsoft Corp.	4,152,048
1,004	Motorola Solutions, Inc.	484,189
1,078	Nagarro SE (Germany)	71,658
6,097	nCino, Inc.*	98,406
13,613	NCR Voyix Corp.*	104,003
5,202	Nebius Group NV (Netherlands)*	474,370
2,810	Nemetschek SE (Germany)	224,945
5,557	NETGEAR, Inc.*	114,585
4,566	NetScout Systems, Inc.*	133,373
2,099	Nice Ltd. ADR (Israel)*	244,009
66,733	Nokia OYJ ADR (Finland)	515,179
2,162	Novanta, Inc.*	290,638
22,872	NVIDIA Corp.	4,052,690
2,072	NXP Semiconductors NV (Netherlands)	470,365
3,769	Okta, Inc.*	273,253
33,843	Ondas, Inc.*(a)	341,137
8,257	Open Text Corp. (Canada)	204,571
5,053	Oracle Corp.	734,706
723	OSI Systems, Inc.*	206,200
5,200	Pagaya Technologies Ltd., Class A*	58,188
6,078	Palantir Technologies, Inc., Class A*	833,841
6,345	Palo Alto Networks, Inc.*	944,897

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
151,557	PAX Global Technology Ltd. (Hong Kong)	$94,358
1,664	PTC, Inc.*	260,566
4,599	Q2 Holdings, Inc.*	221,304
2,638	Qorvo, Inc.*	218,690
5,822	QUALCOMM, Inc.	828,820
1,296	Qualys, Inc.*	119,841
12,996	Quantum Computing, Inc.*(a)	109,296
31,896	Quantum Emotion Corp. (Canada)*(a)	115,297
7,079	Rapid7, Inc.*	44,031
2,147	Renishaw PLC (United Kingdom)	124,121
4,639	RingCentral, Inc., Class A*	169,092
21,280	Riot Platforms, Inc.*	346,651
37,810	RoboSense Technology Co. Ltd. (China)*(a)	174,497
3,831	Salesforce, Inc.	746,240
3,366	SAP SE (Germany)	679,436
32,210	SEALSQ Corp. (Switzerland)*(a)	126,585
14,981	Seiko Epson Corp. (Japan)	203,185
3,322	Semtech Corp.*	299,711
15,724	SentinelOne, Inc., Class A*	206,299
5,569	ServiceNow, Inc.*	601,508
7,342	Shopify, Inc., Class A (Canada)*	886,466
1,199	Silicon Laboratories, Inc.*	245,231
4,980	Skyworks Solutions, Inc.	296,708
2,890	Snowflake, Inc.*	486,705
4,512	SolarEdge Technologies, Inc.*	159,725
1,000	Sopra Steria Group (France)	154,908
15,660	SoundHound AI, Inc., Class A*(a)	134,676
4,253	Strategy, Inc.*	550,764
6,718	Super Micro Computer, Inc.*	217,596
1,795	Synaptics, Inc.*	146,221
4,407	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,650,774
7,884	Tenable Holdings, Inc.*	151,609
3,282	Teradyne, Inc.	1,050,338
17,694	Terawulf, Inc.*	286,997
5,734	Trend Micro, Inc. (Japan)	190,980
40,048	Tuya, Inc. ADR (China)	102,122
6,087	Varonis Systems, Inc.*	140,610
7,774	Vistance Networks, Inc.*	136,589
1,585	Zebra Technologies Corp., Class A*	354,977
10,782	Zeta Global Holdings Corp., Class A*	182,755
4,863	Zoom Communications, Inc., Class A*	359,570
2,236	Zscaler, Inc.*	328,670

		57,063,968

Real Estate – 0.7%
2,566	American Tower Corp. REIT	492,313
2,582	Digital Realty Trust, Inc. REIT	457,530
595	Equinix, Inc. REIT	579,685

		1,529,528

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 1.8%
231,376	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	$70,104
7,638	Boralex, Inc., Class A (Canada)(a)	155,465
5,692	Brookfield Renewable Corp. (Canada)(a)	243,219
13,258	Brookfield Renewable Partners LP (Canada)	421,600
12,767	Central Puerto SA ADR (Argentina)*	200,314
10,039	Dominion Energy, Inc.	633,863
19,133	Engie SA (France)	653,539
8,016	NextEra Energy, Inc.	751,660
38,527	ReNew Energy Global PLC, Class A (India)*	212,669
8,220	RWE AG (Germany)	529,330

		3,871,763

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $169,358,497)		210,973,281

	Dividend Rate

Securities Lending Reinvestment Vehicle – 2.9%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,096,641	3.589%	6,096,641
(Cost $6,096,641)

TOTAL INVESTMENTS – 102.6% (Cost $175,455,138)		$217,069,922

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%		(5,556,287)

NET ASSETS – 100.0%		$211,513,635

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 28, 2026

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 10.9%
51,559	Alphabet, Inc., Class A	$16,074,034
41,983	Alphabet, Inc., Class C	13,074,766
78,010	AT&T, Inc.	2,185,060
1,022	Charter Communications, Inc., Class A*(a)	239,792
1,477	DoubleVerify Holdings, Inc.*	15,568
3,023	Electronic Arts, Inc.	606,323
2,669	Fox Corp., Class A	150,371
1,712	Fox Corp., Class B	88,562
2,281	Match Group, Inc.	72,080
19,368	Meta Platforms, Inc., Class A	12,553,950
51,126	Netflix, Inc.*	4,920,366
4,726	News Corp., Class A	114,794
1,497	News Corp., Class B	40,090
5,399	T-Mobile US, Inc.	1,172,069
47,302	Verizon Communications, Inc.	2,371,722
21,619	Walt Disney Co. (The)	2,292,479

		55,972,026

Consumer Discretionary – 9.2%
5,096	Airbnb, Inc., Class A*	688,521
115,721	Amazon.com, Inc.*	24,301,410
2,825	Aptiv PLC*	207,751
3,256	Aramark	136,264
2,645	Bath & Body Works, Inc.	60,200
2,315	Best Buy Co., Inc.	143,461
390	Booking Holdings, Inc.	1,653,347
2,621	BorgWarner, Inc.	150,891
767	Boyd Gaming Corp.	63,837
692	Bright Horizons Family Solutions, Inc.*	51,568
779	Brunswick Corp.	62,024
768	Burlington Stores, Inc.*	235,676
2,544	Caesars Entertainment, Inc.*	63,727
1,866	CarMax, Inc.*	80,555
12,372	Carnival Corp.	390,337
16,262	Chipotle Mexican Grill, Inc.*	605,272
1,831	Deckers Outdoor Corp.*	214,721
5,517	eBay, Inc.	501,275
1,341	Etsy, Inc.*	73,594
1,496	Expedia Group, Inc.	322,672
47,333	Ford Motor Co.	666,922
2,465	Gap, Inc. (The)	69,119
11,252	General Motors Co.	885,645
1,719	H&R Block, Inc.	52,636
1,663	Harley-Davidson, Inc.	29,934
1,730	Hasbro, Inc.	172,291
2,794	Hilton Worldwide Holdings, Inc.	871,113
12,012	Home Depot, Inc. (The)	4,573,209
3,837	Las Vegas Sands Corp.	217,635
728	Lear Corp.	95,550
6,727	Lowe’s Cos., Inc.	1,779,762
1,261	Lululemon Athletica, Inc.*	233,499
3,412	Macy’s, Inc.	67,489
2,696	Marriott International, Inc., Class A	921,304
4,075	Mattel, Inc.*	69,071
220	Murphy USA, Inc.	85,963
5,001	Newell Brands, Inc.	22,755

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
14,075	NIKE, Inc., Class B	$875,184
5,412	Norwegian Cruise Line Holdings Ltd.*	134,163
245	Penske Automotive Group, Inc.	38,592
2,461	PulteGroup, Inc.	337,649
3,035	Royal Caribbean Cruises Ltd.	943,764
1,694	Service Corp. International	142,601
13,490	Starbucks Corp.	1,322,290
2,477	Tapestry, Inc.	385,099
344	TopBuild Corp.*	154,215
6,504	Tractor Supply Co.	337,167
896	Travel + Leisure Co.	66,035
570	Ulta Beauty, Inc.*	390,330
450	Vail Resorts, Inc.	61,114
1,553	Valvoline, Inc.*	58,703
4,464	VF Corp.	86,691
1,169	Wayfair, Inc., Class A*	89,230
678	Whirlpool Corp.(a)	46,396
910	Wyndham Hotels & Resorts, Inc.	74,438
1,000	Wynn Resorts Ltd.	108,190
1,109	YETI Holdings, Inc.*	48,474
3,396	Yum! Brands, Inc.	571,071

		47,092,396

Consumer Staples – 5.7%
23,946	Altria Group, Inc.	1,653,232
1,982	Bunge Global SA	239,128
2,745	Campbell’s Company (The)	73,978
1,771	Clorox Co. (The)	225,200
55,643	Coca-Cola Co. (The)	4,538,243
11,474	Colgate-Palmolive Co.	1,137,532
5,353	Costco Wholesale Corp.	5,410,759
647	elf Beauty, Inc.*	59,556
2,777	Estee Lauder Cos., Inc. (The), Class A	303,998
7,785	General Mills, Inc.	352,116
2,083	Hershey Co. (The)	492,171
4,149	Hormel Foods Corp.	106,215
933	Ingredion, Inc.	109,590
17,981	Keurig Dr Pepper, Inc.	544,465
4,678	Kimberly-Clark Corp.	521,316
12,706	Kraft Heinz Co. (The)	312,695
8,616	Kroger Co. (The)	587,956
2,035	Lamb Weston Holdings, Inc.	98,067
3,601	McCormick & Co., Inc.	255,815
18,408	Mondelez International, Inc., Class A	1,133,565
19,608	PepsiCo, Inc.	3,328,262
678	Post Holdings, Inc.*	72,071
5,575	Target Corp.	634,379
4,021	Tyson Foods, Inc., Class A	261,325
52,312	Walmart, Inc.	6,693,320

		29,144,954

Energy – 3.6%
4,040	APA Corp.	122,695
10,193	Baker Hughes Co.	665,195
2,284	Cheniere Energy, Inc.	538,407
19,154	Chevron Corp.	3,577,201
12,850	ConocoPhillips	1,457,961

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
6,361	Devon Energy Corp.	$276,894
6,018	EQT Corp.	369,626
43,188	Exxon Mobil Corp.	6,586,170
9,009	Halliburton Co.	324,324
1,762	HF Sinclair Corp.	88,118
19,806	Kinder Morgan, Inc.	658,946
3,240	Marathon Petroleum Corp.	642,200
6,955	Occidental Petroleum Corp.	369,171
6,255	ONEOK, Inc.	517,726
4,217	Phillips 66	650,810
2,390	Range Resources Corp.	98,659
3,222	Valero Energy Corp.	659,350
12,434	Williams Cos., Inc. (The)	929,069

		18,532,522

Financials – 13.0%
3,071	Affirm Holdings, Inc.*	144,276
5,878	Aflac, Inc.	663,802
3,189	Allstate Corp. (The)	684,104
3,334	Ally Financial, Inc.	131,493
6,394	American Express Co.	1,975,107
6,731	American International Group, Inc.	541,778
1,153	Ameriprise Financial, Inc.	542,048
2,534	Aon PLC, Class A	850,081
4,976	Apollo Global Management, Inc.	520,490
632	Assurant, Inc.	145,101
927	Axis Capital Holdings Ltd.	98,002
80,813	Bank of America Corp.	4,026,912
8,618	Bank of New York Mellon Corp. (The)	1,026,404
1,841	Blackrock, Inc.	1,957,406
862	Brighthouse Financial, Inc.*	51,703
7,391	Capital One Financial Corp.	1,445,975
1,280	Cboe Global Markets, Inc.	383,642
21,568	Citigroup, Inc.	2,376,578
2,828	Columbia Banking System, Inc.	80,457
3,836	Equitable Holdings, Inc.	154,284
518	Everest Group Ltd.	173,784
11,212	Fifth Third Bancorp	554,658
6,473	First Horizon Corp.	153,993
6,487	Fiserv, Inc.*	404,075
3,571	Goldman Sachs Group, Inc. (The)(b)	3,069,525
480	Hanover Insurance Group, Inc. (The)	86,702
3,518	Hartford Insurance Group, Inc. (The)	495,440
24,397	Huntington Bancshares, Inc.	409,870
6,814	Intercontinental Exchange, Inc.	1,118,382
4,969	Invesco Ltd.	130,486
33,014	JPMorgan Chase & Co.	9,914,104
11,235	KeyCorp	233,014
8,077	KKR & Co., Inc.	708,191
1,488	Lazard, Inc.	75,293
2,306	Lincoln National Corp.	79,096
901	LPL Financial Holdings, Inc.	270,642
1,896	M&T Bank Corp.	411,394
5,913	Marsh & McLennan Cos., Inc.	1,104,194

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
9,526	Mastercard, Inc., Class A	$4,926,942
6,941	MetLife, Inc.	500,238
3,126	MGIC Investment Corp.	82,933
1,895	Moody’s Corp.	905,033
13,950	Morgan Stanley	2,322,814
328	Morningstar, Inc.	60,070
920	MSCI, Inc.	526,084
5,532	Nasdaq, Inc.	484,493
1,366	OneMain Holdings, Inc.	75,157
11,450	PayPal Holdings, Inc.	529,104
4,759	PNC Financial Services Group, Inc. (The)	1,010,574
2,755	Principal Financial Group, Inc.	262,882
7,011	Progressive Corp. (The)	1,497,970
4,369	Prudential Financial, Inc.	429,822
11,158	Regions Financial Corp.	310,527
800	Reinsurance Group of America, Inc.	172,584
623	RenaissanceRe Holdings Ltd. (Bermuda)	188,433
3,682	S&P Global, Inc.	1,627,002
2,559	SLM Corp.	47,956
14,737	SoFi Technologies, Inc.*	261,729
3,557	State Street Corp.	457,501
4,473	Synchrony Financial	309,129
2,641	T. Rowe Price Group, Inc.	249,918
4,015	Toast, Inc., Class A*	109,650
1,412	Tradeweb Markets, Inc., Class A	174,036
2,711	Travelers Cos., Inc. (The)	836,723
15,810	Truist Financial Corp.	779,591
2,201	Unum Group	157,878
18,697	US Bancorp	1,021,978
19,932	Visa, Inc., Class A	6,381,030
1,198	Voya Financial, Inc.	80,122
38,204	Wells Fargo & Co.	3,111,716
4,478	Western Union Co. (The)	43,123
1,225	Willis Towers Watson PLC	373,833

		67,501,061

Health Care – 10.3%
16,066	Abbott Laboratories	1,869,279
16,385	AbbVie, Inc.	3,802,631
2,667	Agilent Technologies, Inc.	323,720
1,150	Alnylam Pharmaceuticals, Inc.*	382,858
4,992	Amgen, Inc.	1,937,695
6,289	Avantor, Inc.*	56,915
4,717	Baxter International, Inc.	96,085
2,684	Becton Dickinson & Co.	473,672
1,347	Biogen, Inc.*	258,382
177	Bio-Rad Laboratories, Inc., Class A*	49,284
13,450	Boston Scientific Corp.*	1,033,633
18,573	Bristol-Myers Squibb Co.	1,158,398
2,261	Cardinal Health, Inc.	518,289
2,602	Cencora, Inc.	968,308
4,677	Centene Corp.*	209,904
471	Charles River Laboratories International, Inc.*	84,069
2,464	Cigna Group (The)	714,116

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
17,811	CVS Health Corp.	$1,423,099
5,911	Danaher Corp.	1,245,093
436	DaVita, Inc.*	68,147
2,157	DENTSPLY SIRONA, Inc.	31,665
5,356	Edwards Lifesciences Corp.*	463,133
2,083	Elevance Health, Inc.	666,560
7,432	Eli Lilly & Co.	7,818,390
4,216	GE HealthCare Technologies, Inc.	355,282
11,428	Gilead Sciences, Inc.	1,702,201
1,173	Henry Schein, Inc.*	96,643
2,119	Hologic, Inc.*	159,688
1,115	Humana, Inc.	212,452
1,477	Illumina, Inc.*	198,597
3,301	Intuitive Surgical, Inc.*	1,662,087
1,672	IQVIA Holdings, Inc.*	298,970
22,253	Johnson & Johnson	5,528,313
782	Labcorp Holdings, Inc.	226,092
1,791	McKesson Corp.	1,768,380
11,755	Medtronic PLC	1,147,993
23,219	Merck & Co., Inc.	2,874,977
2,994	Moderna, Inc.*	160,389
2,650	Organon & Co.	19,319
51,914	Pfizer, Inc.	1,435,422
1,030	Quest Diagnostics, Inc.	218,267
954	Regeneron Pharmaceuticals, Inc.	745,713
1,344	ResMed, Inc.	344,413
3,171	Stryker Corp.	1,228,636
430	Teleflex, Inc.	52,486
3,492	Thermo Fisher Scientific, Inc.	1,819,716
8,422	UnitedHealth Group, Inc.	2,469,920
2,367	Vertex Pharmaceuticals, Inc.*	1,175,997
11,001	Viatris, Inc.	164,245
911	Waters Corp.*	290,955
1,839	Zimmer Biomet Holdings, Inc.	181,031
4,135	Zoetis, Inc.	542,098

		52,733,607

Industrials – 9.9%
6,355	3M Co.	1,050,609
394	Acuity, Inc.	118,826
1,621	AECOM	158,826
1,601	Alaska Air Group, Inc.*	82,612
8,250	American Airlines Group, Inc.*	107,827
2,697	AMETEK, Inc.	645,176
521	Armstrong World Industries, Inc.	90,394
8,794	Boeing Co. (The)*	2,000,899
1,562	Booz Allen Hamilton Holding Corp.	123,132
1,424	Broadridge Financial Solutions, Inc.	264,679
1,396	C.H. Robinson Worldwide, Inc.	258,609
532	Carlisle Cos., Inc.	210,018
9,470	Carrier Global Corp.	609,868
5,444	Caterpillar, Inc.	4,043,967
10,328	CNH Industrial NV	127,034
22,071	CSX Corp.	942,211
1,597	Cummins, Inc.	932,440
2,872	Deere & Co.	1,808,527

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
7,768	Delta Air Lines, Inc.	$510,358
4,612	Eaton Corp. PLC	1,733,743
6,677	Emerson Electric Co.	1,006,558
2,589	FedEx Corp.	1,001,943
1,550	Flowserve Corp.	137,206
1,507	Fortune Brands Innovations, Inc.	81,890
421	FTI Consulting, Inc.*	69,221
12,366	General Electric Co.	4,232,387
2,056	Genpact Ltd.	81,664
7,616	Honeywell International, Inc.	1,855,181
4,797	Howmet Aerospace, Inc.	1,259,356
633	Hubbell, Inc.	323,862
4,714	Ingersoll Rand, Inc.	443,776
983	ITT, Inc.	198,969
964	J.B. Hunt Transport Services, Inc.	225,007
1,440	Jacobs Solutions, Inc.	198,518
7,705	Johnson Controls International PLC	1,111,832
1,183	KBR, Inc.	49,958
2,211	L3Harris Technologies, Inc.	805,998
1,183	Leidos Holdings, Inc.	207,143
381	Lennox International, Inc.	217,147
652	Lincoln Electric Holdings, Inc.	187,157
2,465	Lockheed Martin Corp.	1,622,167
2,624	Masco Corp.	187,931
675	Nordson Corp.	198,072
1,597	Northrop Grumman Corp.	1,156,835
1,970	nVent Electric PLC	233,169
786	Oshkosh Corp.	133,636
4,663	Otis Worldwide Corp.	431,607
1,022	Owens Corning	124,756
1,495	Parker-Hannifin Corp.	1,508,724
1,697	Quanta Services, Inc.	955,547
2,203	RB Global, Inc. (Canada)	222,415
788	Regal Rexnord Corp.	174,132
1,320	Rockwell Automation, Inc.	537,834
15,791	RTX Corp.	3,199,572
437	Science Applications International Corp.	40,318
1,758	Sensata Technologies Holding PLC	65,644
498	Simpson Manufacturing Co., Inc.	96,398
548	SiteOne Landscape Supply, Inc.*	78,304
6,123	Southwest Airlines Co.	301,619
1,833	Stanley Black & Decker, Inc.	158,536
3,153	Tetra Tech, Inc.	113,004
2,644	Trane Technologies PLC	1,222,374
1,264	Trex Co., Inc.*	52,355
24,201	Uber Technologies, Inc.*	1,825,239
7,032	Union Pacific Corp.	1,863,339
3,948	United Airlines Holdings, Inc.*	419,672
8,518	United Parcel Service, Inc., Class B	987,747
778	United Rentals, Inc.	653,520
1,668	Verisk Analytics, Inc.	346,227
511	W.W. Grainger, Inc.	584,957
4,414	Waste Management, Inc.	1,063,068
494	WESCO International, Inc.	143,013

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,022	Westinghouse Air Brake Technologies Corp.	$533,707
2,889	Xylem, Inc.	374,299

		51,124,265

Information Technology – 30.4%
7,334	Accenture PLC, Class A	1,530,752
3,748	Adobe, Inc.*	983,513
14,286	Advanced Micro Devices, Inc.*	2,860,200
1,317	Akamai Technologies, Inc.*	129,580
4,335	Analog Devices, Inc.	1,542,350
129,313	Apple, Inc.	34,161,908
7,124	Applied Materials, Inc.	2,652,265
1,414	Atlassian Corp., Class A*	106,234
1,909	Autodesk, Inc.*	469,366
40,965	Broadcom, Inc.	13,090,366
2,412	Cadence Design Systems, Inc.*	726,977
1,615	Ciena Corp.*	563,150
463	Cirrus Logic, Inc.*	65,338
44,428	Cisco Systems, Inc.	3,530,249
2,661	Cloudflare, Inc., Class A*	458,198
4,412	Cognizant Technology Solutions Corp., Class A	284,265
6,792	Corning, Inc.	1,021,381
514	Dolby Laboratories, Inc., Class A	34,217
2,098	Dropbox, Inc., Class A*	52,429
1,581	DXC Technology Co.*	19,905
833	Elastic NV*	43,374
1,088	First Solar, Inc.*	214,554
667	Gartner, Inc.*	104,852
4,819	Gen Digital, Inc.	108,765
1,209	Gitlab, Inc., Class A*	31,797
1,240	GoDaddy, Inc., Class A*	108,078
721	Guidewire Software, Inc.*	104,776
11,573	Hewlett Packard Enterprise Co.	248,472
8,535	HP, Inc.	162,080
433	HubSpot, Inc.*	114,533
38,634	Intel Corp.*	1,762,097
8,194	International Business Machines Corp.	1,968,281
2,390	Intuit, Inc.	977,582
2,064	Keysight Technologies, Inc.*	634,329
1,162	KLA Corp.	1,771,527
11,251	Lam Research Corp.	2,631,496
764	Lumentum Holdings, Inc.*	535,495
7,596	Marvell Technology, Inc.	620,517
9,878	Micron Technology, Inc.	4,073,391
65,782	Microsoft Corp.	25,835,223
1,822	Motorola Solutions, Inc.	878,678
1,830	NetApp, Inc.	181,225
207,596	NVIDIA Corp.	36,783,935
3,767	ON Semiconductor Corp.*	250,430
14,932	Oracle Corp.	2,171,113
6,926	Palo Alto Networks, Inc.*	1,031,420
906	Pegasystems, Inc.	39,619
943	Procore Technologies, Inc.*	51,903
1,857	Qnity Electronics, Inc.	235,393
9,550	QUALCOMM, Inc.	1,359,538
8,223	Salesforce, Inc.	1,601,758

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
9,132	ServiceNow, Inc.*	$986,347
1,609	Synopsys, Inc.*	666,126
1,043	Teradata Corp.*	32,844
1,389	Teradyne, Inc.	444,522
7,968	Texas Instruments, Inc.	1,690,092
1,352	Twilio, Inc., Class A*	163,538
378	Tyler Technologies, Inc.*	134,073
1,844	Vontier Corp.	75,456
1,877	Workday, Inc., Class A*	251,067
630	Zebra Technologies Corp., Class A*	141,095
2,336	Zoom Communications, Inc., Class A*	172,724
826	Zscaler, Inc.*	121,414

		155,798,172

Materials – 2.1%
1,445	Albemarle Corp.	258,178
3,049	Alcoa Corp.	189,282
794	AptarGroup, Inc.	114,106
3,497	Ball Corp.	234,754
1,344	Celanese Corp.	67,119
2,080	CF Industries Holdings, Inc.	207,043
9,711	Corteva, Inc.	778,045
8,406	Dow, Inc.	258,316
5,001	DuPont de Nemours, Inc.	250,250
2,990	Ecolab, Inc.	921,967
1,526	FMC Corp.	22,493
17,146	Freeport-McMoRan, Inc.	1,167,300
3,554	Graphic Packaging Holding Co.	43,466
3,138	International Flavors & Fragrances, Inc.	258,038
6,284	International Paper Co.	273,668
5,591	Linde PLC	2,840,675
769	Louisiana-Pacific Corp.	65,165
3,189	LyondellBasell Industries NV, Class A	183,431
3,898	Mosaic Co. (The)	108,520
13,251	Newmont Corp.	1,722,630
2,836	Nucor Corp.	501,632
2,701	PPG Industries, Inc.	332,952
1,904	Solstice Advanced Materials, Inc.	149,483

		10,948,513

Real Estate – 2.2%
5,053	American Homes 4 Rent, Class A REIT	151,590
6,901	American Tower Corp. REIT	1,324,026
2,122	AvalonBay Communities, Inc. REIT	376,082
4,481	Brixmor Property Group, Inc. REIT	135,640
4,422	CBRE Group, Inc., Class A*	652,953
6,077	CoStar Group, Inc.*	271,216
6,508	Crown Castle, Inc. REIT	582,726
5,152	Digital Realty Trust, Inc. REIT	912,934
1,459	Equinix, Inc. REIT	1,421,445
5,655	Equity Residential REIT	357,453
951	Essex Property Trust, Inc. REIT	242,610

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,284	Healthcare Realty Trust, Inc. REIT	$97,490
462	Howard Hughes Holdings, Inc.*	33,435
4,362	Iron Mountain, Inc. REIT	472,535
704	Jones Lang LaSalle, Inc.*	222,147
9,861	Kimco Realty Corp. REIT	232,227
1,736	Mid-America Apartment Communities, Inc. REIT	232,381
13,895	Prologis, Inc. REIT	1,981,010
1,609	SBA Communications Corp. REIT	323,666
6,763	Ventas, Inc. REIT	582,700
10,913	Weyerhaeuser Co. REIT	267,696
689	Zillow Group, Inc., Class A*	30,867
2,322	Zillow Group, Inc., Class C*	103,608

		11,008,437

Utilities – 2.4%
8,405	AES Corp. (The)	145,238
6,332	American Electric Power Co., Inc.	847,348
2,341	American Water Works Co., Inc.	318,446
4,161	Consolidated Edison, Inc.	468,196
3,734	Constellation Energy Corp.	1,231,772
10,066	Dominion Energy, Inc.	635,567
9,147	Duke Energy Corp.	1,196,885
4,571	Edison International	341,637
5,116	Entergy Corp.	547,975
4,292	Eversource Energy	327,093
25,067	NextEra Energy, Inc.	2,350,533
5,611	NiSource, Inc.	265,400
2,365	NRG Energy, Inc.	423,240
25,661	PG&E Corp.	487,559
8,866	PPL Corp.	345,597
5,984	Public Service Enterprise Group, Inc.	515,043
7,606	Sempra	732,230
4,077	Vistra Corp.	708,949
6,905	Xcel Energy, Inc.	575,601

		12,464,309

TOTAL COMMON STOCKS (Cost $330,878,006)		512,320,262

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
777,210	3.571%	777,210
(Cost $777,210)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $331,655,216)		513,097,472

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,279	3.589%	$9,279
(Cost $9,279)

TOTAL INVESTMENTS – 99.9% (Cost $331,664,495)		$513,106,751

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		474,234

NET ASSETS – 100.0%		$513,580,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments February 28, 2026

Shares	Description	Value

Common Stocks – 79.7%
Communication Services – 2.7%
56	4imprint Group PLC (United Kingdom)	$2,993
4,070	Airtel Africa PLC (Nigeria)(a)	19,097
443	Alphabet, Inc., Class A	138,110
35	Atlanta Braves Holdings, Inc., Class C*	1,530
290	Atresmedia Corp. de Medios de Comunicacion SA (Spain)	1,774
3,509	Autotrader Group PLC (United Kingdom)(a)	23,253
1,479	Canal+ SA (France)*	6,138
100	Cargurus, Inc.*	3,070
98	Cinemark Holdings, Inc.	2,767
230	DoubleVerify Holdings, Inc.*	2,424
644	Elisa OYJ (Finland)	33,031
704	Eutelsat Communications SACA (France)*	1,874
233	Freenet AG (Germany)	7,615
640	Future PLC (United Kingdom)	3,576
246	Gamma Communications PLC (United Kingdom)	2,970
19	Globalstar, Inc.*	1,183
291	Havas NV (Netherlands)*	5,941
3,625	Helios Towers PLC (Tanzania)*	9,772
1,895	HKT Trust & HKT Ltd. (Hong Kong)	2,989
101	IAC, Inc.*	3,870
43	IMAX Corp.*	1,842
103	IPSOS SA (France)	4,191
81	Iridium Communications, Inc.	1,940
6,780	ITV PLC (United Kingdom)	7,279
171	JCDecaux SE (France)	3,541
105	Liberty Broadband Corp., Class C*	5,734
223	Liberty Global Ltd., Class A (Belgium)*	2,841
149	Lionsgate Studios Corp.*	1,341
3,278	Louis Hachette Group (France)	6,641
524	Lumen Technologies, Inc.*	3,726
175	Madison Square Garden Entertainment Corp.*	11,049
6	Madison Square Garden Sports Corp.*	1,990
173	Match Group, Inc.	5,467
755	MFE-MediaForEurope NV, Class A (Italy)	2,758
30	Millicom International Cellular SA (Guatemala)	2,187
2,214	MONY Group PLC (United Kingdom)	5,120
1,265	Netflix, Inc.*	121,744
95	New York Times Co. (The), Class A	7,580
18	Nexstar Media Group, Inc.	4,518
223	NIQ Global Intelligence PLC*	2,973
4	Paramount Skydance Corp., Class B	54
140	Proximus SADP (Belgium)	1,155
165	RAI Way SpA (Italy)(a)	1,204

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
96	REA Group Ltd. (Australia)(b)	$11,383
3,098	Rightmove PLC (United Kingdom)	18,635
603	Roku, Inc.*	59,341
76	RTL Group SA (Luxembourg)	3,334
750	SES SA (Luxembourg)	5,601
140	Sirius XM Holdings, Inc.	3,074
11	Sphere Entertainment Co.*	1,309
15	Square Enix Holdings Co. Ltd. (Japan)	247
8	Stroeer SE & Co. KGaA (Germany)	327
80	TEGNA, Inc.	1,676
68	Telenor ASA (Norway)	1,260
45	Telephone and Data Systems, Inc.	2,014
10,683	Telia Co. AB (Sweden)	54,891
3,924	Telstra Group Ltd. (Australia)	14,486
44	TKO Group Holdings, Inc.	9,850
146	Trump Media & Technology Group Corp.*	1,564
663	Tuas Ltd. (Australia)*	3,043
414	Ubisoft Entertainment SA (France)*	2,035
56	United Internet AG (Germany)	1,851
364	Vend Marketplaces ASA, Class B (Norway)	9,122
109	Versant Media Group, Inc.*	3,632
430	Vivendi SE (France)*	1,118
55	Walt Disney Co. (The)	5,832
2,364	WPP PLC (United Kingdom)	8,740
334	Zegona Communications PLC (United Kingdom)	7,566
78	Ziff Davis, Inc.*	2,112

		714,895

Consumer Discretionary – 5.7%
25	Abercrombie & Fitch Co., Class A*	2,445
243	AcadeMedia AB (Sweden)(a)	2,685
43	Academy Sports & Outdoors, Inc.	2,586
10	Acushnet Holdings Corp.	1,023
494	adidas AG (Germany)	92,273
55	Adient PLC*	1,338
460	ADT, Inc.	3,689
30	Advance Auto Parts, Inc.	1,595
90	American Eagle Outfitters, Inc.	2,211
5	Aptiv PLC*	368
113	Aramark	4,729
35	Aritzia, Inc. (Canada)*	3,100
3	Asbury Automotive Group, Inc.*	641
238	Asmodee Group AB, Class B (Sweden)*	2,916
86	Aumovio SE (Germany)*	4,295
236	Auto1 Group SE (Germany)*	4,793
26	Autoliv, Inc. (Sweden)	3,082
3	AutoNation, Inc.*	585

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,720	B&M European Value Retail SA (United Kingdom)*	$4,417
225	Basic-Fit NV (Netherlands)*(a)	8,352
58	Bath & Body Works, Inc.	1,320
158	Bellway PLC (United Kingdom)	5,918
175	Beneteau SACA (France)	1,659
126	Berkeley Group Holdings PLC (United Kingdom)	7,325
144	Bilia AB, Class A (Sweden)	2,212
15	Boot Barn Holdings, Inc.*	2,838
148	BorgWarner, Inc.	8,520
28	Boyd Gaming Corp.	2,330
150	Brembo NV (Italy)	1,782
13	Brinker International, Inc.*	1,927
30	BRP, Inc.	2,200
49	Brunello Cucinelli SpA (Italy)	4,764
30	Brunswick Corp.	2,389
518	Burberry Group PLC (United Kingdom)*	8,099
114	Caesars Entertainment, Inc.*	2,856
85	Callaway Golf Co.*	1,195
25	Canadian Tire Corp. Ltd., Class A (Canada)	3,507
50	Capri Holdings Ltd.*	1,025
94	CarMax, Inc.*	4,058
626	Carnival PLC	19,778
26	Cava Group, Inc.*	2,144
5	Cavco Industries, Inc.*	2,886
172	CECONOMY AG (Germany)*	918
20	Century Communities, Inc.	1,345
30	Champion Homes, Inc.*	2,804
20	Cheesecake Factory, Inc. (The)	1,296
14	Chewy, Inc., Class A*	384
18	Churchill Downs, Inc.	1,655
120	CIE Automotive SA (Spain)	4,506
60	Cie des Alpes (France)	2,054
683	Cie Generale des Etablissements Michelin SCA (France)	27,741
171	Cirsa Enterprises SA (Spain)*	2,891
49	Clas Ohlson AB, Class B (Sweden)	2,027
2,429	Coats Group PLC (United Kingdom)	3,047
34	Columbia Sportswear Co.	2,106
31	Crocs, Inc.*	2,812
1,428	Currys PLC (United Kingdom)	3,093
51	D.R. Horton, Inc.	8,180
163	Dana, Inc.	5,581
75	De’ Longhi SpA (Italy)	3,452
16	Deckers Outdoor Corp.*	1,876
249	Denso Corp. (Japan)	3,588
1	Dillard’s, Inc., Class A	603
29	Dometic Group AB (Sweden)(a)	121
748	Domino’s Pizza Group PLC (United Kingdom)	2,019
148	Domino’s Pizza, Inc.	59,571
1,765	DoorDash, Inc., Class A*	311,470
80	Dorman Products, Inc.*	9,429

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
340	Dr Martens PLC (United Kingdom)	$317
6	Dunelm Group PLC (United Kingdom)	81
36	Dutch Bros, Inc., Class A*	1,930
36	Eagers Automotive Ltd. (Australia)	616
334	Electrolux AB, Class B (Sweden)*	2,827
325	Elior Group SA (France)(a)	1,069
2,495	Entain PLC (United Kingdom)	19,288
5	Etsy, Inc.*	274
301	FDJ UNITED (France)	9,119
4	Fielmann Group AG (Germany)	218
15	Five Below, Inc.*	3,353
44	Floor & Decor Holdings, Inc., Class A*	3,040
35	Fnac Darty SA (France)	1,463
1,090	Ford Motor Co.	15,358
714	Forvia SE (France)*	10,184
143	Frasers Group PLC (United Kingdom)*	1,355
3	Frontdoor, Inc.*	206
123	Games Workshop Group PLC (United Kingdom)	29,584
168	GameStop Corp., Class A*	4,037
130	Gap, Inc. (The)	3,645
11	Garmin Ltd.	2,781
53	Garrett Motion, Inc. (Switzerland)	1,079
410	General Motors Co.	32,271
909	Gentex Corp.	21,271
415	Gestamp Automocion SA (Spain)(a)	1,566
35	G-III Apparel Group Ltd.	1,071
20	Gildan Activewear, Inc. (Canada)	1,363
2,470	Glenveagh Properties PLC (Ireland)*(a)	6,576
251	Goodyear Tire & Rubber Co. (The)*	2,071
15	Graham Holdings Co., Class B	15,798
114	Grand Canyon Education, Inc.*	18,134
20	Green Brick Partners, Inc.*	1,473
151	Greggs PLC (United Kingdom)	3,216
61	Group 1 Automotive, Inc.	19,870
164	Guzman y Gomez Ltd. (Australia)	2,256
38	Hasbro, Inc.	3,784
218	HBX Group International PLC (Spain)*	1,864
31	Hilton Grand Vacations, Inc.*	1,394
289	Hollywood Bowl Group PLC (United Kingdom)	1,032
15	Hornbach Holding AG & Co. KGaA (Germany)	1,523
35	HUGO BOSS AG (Germany)	1,545
416	Inchcape PLC (United Kingdom)	4,969
8	Installed Building Products, Inc.	2,622

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
111	J D Wetherspoon PLC (United Kingdom)	$1,080
125	JM AB (Sweden)	1,862
35	Kaufman & Broad SA (France)	1,341
50	KB Home	3,179
7,736	Kingfisher PLC (United Kingdom)	38,534
95	Kohl’s Corp.	1,555
568	Laureate Education, Inc.*	18,369
44	La-Z-Boy, Inc.	1,572
13	LCI Industries	1,732
39	Lear Corp.	5,119
60	Leggett & Platt, Inc.	701
35	Lennar Corp., Class A	4,003
26	LGI Homes, Inc.*	1,349
20	Liberty Live Holdings, Inc., Class C*	1,993
59	Life Time Group Holdings, Inc.*	1,593
55	Linamar Corp. (Canada)	3,791
9	Lithia Motors, Inc.	2,516
180	LKQ Corp.	5,960
681	Lottomatica Group SpA (Italy)	16,515
465	Luk Fook Holdings International Ltd. (Hong Kong)	1,751
59	Lululemon Athletica, Inc.*	10,925
23	M/I Homes, Inc.*	3,270
200	Macy’s, Inc.	3,956
185	Magna International, Inc. (Canada)(b)	11,667
84	Mattel, Inc.*	1,424
499	Melia Hotels International SA (Spain)	4,914
54	Meritage Homes Corp.	4,073
68	MGM Resorts International*	2,506
250	Mitchells & Butlers PLC (United Kingdom)*	1,012
110	Mobilezone Holding AG (Switzerland)	2,220
28	Mohawk Industries, Inc.*	3,508
48	Monarch Casino & Resort, Inc.	4,613
335	Moonpig Group PLC (United Kingdom)	995
76	MTY Food Group, Inc. (Canada)	2,307
56	Murphy USA, Inc.	21,881
115	Neinor Homes SA (Spain)*(a)	2,588
324	Newell Brands, Inc.	1,474
214	Norwegian Cruise Line Holdings Ltd.*	5,305
31	Ollie’s Bargain Outlet Holdings, Inc.*	3,320
516	OneSpaWorld Holdings Ltd. (Bahamas)	11,109
33	Open House Group Co. Ltd. (Japan)	2,446
173	Opmobility (France)	3,479
250	Oriental Land Co. Ltd. (Japan)	4,509
181	OVS SpA (Italy)(a)	1,061
145	Patrick Industries, Inc.	17,950
263	Perdoceo Education Corp.	8,771

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
423	Persimmon PLC (United Kingdom)	$8,565
596	Pets at Home Group PLC (United Kingdom)	1,670
103	Phinia, Inc.	7,481
451	Pirelli & C SpA (Italy)(a)	3,394
335	Playtech PLC (United Kingdom)	1,592
20	Polaris, Inc.	1,215
70	Polestar Automotive Holding UK PLC, Class A, ADR (Hong Kong)*	1,630
4	Pool Corp.	909
101	PPHE Hotel Group Ltd. (United Kingdom)	2,716
53	PulteGroup, Inc.	7,272
175	Puma SE (Germany)	4,909
9	PVH Corp.	617
16	Ralph Lauren Corp.	5,802
65	SAF-Holland SE (Germany)	1,526
65	Sally Beauty Holdings, Inc.*	1,045
354	Sankyo Co. Ltd. (Japan)	5,000
266	Scandic Hotels Group AB (Sweden)(a)	2,518
270	Schaeffler AG (Germany)	3,303
74	SEB SA (France)	4,556
58	Service Corp. International	4,882
18	Shake Shack, Inc., Class A*	1,728
16	Signet Jewelers Ltd.	1,539
61	Somnigroup International, Inc.	5,460
1,015	SSP Group PLC (United Kingdom)	2,806
44	Stanley Electric Co. Ltd. (Japan)	930
179	Starbucks Corp.	17,546
41	Steven Madden Ltd.	1,480
128	Strategic Education, Inc.	10,532
6	Stride, Inc.*	506
135	Swatch Group AG (The) (Switzerland)	34,547
128	Synsam AB (Sweden)	979
81	Taylor Morrison Home Corp.*	5,337
4,680	Taylor Wimpey PLC (United Kingdom)	7,113
120	Technogym SpA (Italy)(a)	2,635
19	Texas Roadhouse, Inc.	3,475
26	Thor Industries, Inc.	2,499
186	Thule Group AB (Sweden)(a)	4,832
69	Toll Brothers, Inc.	10,850
13	TopBuild Corp.*	5,828
15	Travel + Leisure Co.	1,105
70	Tri Pointe Homes, Inc.*	3,241
25	Trigano SA (France)	4,959
684	TUI AG (Germany)	6,525
36	Urban Outfitters, Inc.*	2,383
4	Vail Resorts, Inc.	543
950	Valeo SE (France)	13,785
54	Valvoline, Inc.*	2,041
148	VF Corp.	2,874
34	Victoria’s Secret & Co.*	2,132
3	Visteon Corp.	287

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
424	Vistry Group PLC (United Kingdom)*	$3,973
281	Watches of Switzerland Group PLC (United Kingdom)*(a)	1,930
18	Wayfair, Inc., Class A*	1,374
54	Wesfarmers Ltd. (Australia)	3,064
359	WH Smith PLC (United Kingdom)	3,318
30	Whirlpool Corp.(b)	2,053
8	Wingstop, Inc.	2,076
14	Winmark Corp.	6,387
30	Winnebago Industries, Inc.	1,197
41	Wyndham Hotels & Resorts, Inc.	3,354
8	Wynn Resorts Ltd.	866
115	XPEL, Inc.*	4,901
36	YETI Holdings, Inc.*	1,574
205	Young & Co.’s Brewery PLC, Class A (United Kingdom)	2,436
331	Yum! Brands, Inc.	55,661

		1,540,978

Consumer Staples – 4.2%
79	AAK AB (Sweden)	2,166
228	AG Barr PLC (United Kingdom)	2,133
138	Albertsons Cos., Inc., Class A	2,470
55	Archer-Daniels-Midland Co.	3,797
46	Aryzta AG (Switzerland)*	3,320
25	Bakkafrost P/F (Faroe Islands)	1,198
400	Bega Cheese Ltd. (Australia)	1,790
35	BJ’s Wholesale Club Holdings, Inc.*	3,458
61	Brown-Forman Corp., Class B	1,760
10	Bunge Global SA	1,206
735	C&C Group PLC (Ireland)	1,162
24	Cal-Maine Foods, Inc.	2,091
235	Carlsberg AS, Class B (Denmark)	36,513
2,668	Carrefour SA (France)	50,544
35	Celsius Holdings, Inc.*	1,876
200	Coca-Cola Bottlers Japan
	Holdings, Inc. (Japan)	5,283
26	Coca-Cola Consolidated, Inc.	5,262
471	Coles Group Ltd. (Australia)	6,901
93	Colruyt Group NV (Belgium)	3,766
274	Conagra Brands, Inc.	5,274
230	Cranswick PLC (United Kingdom)	16,791
64	Darling Ingredients, Inc.*	3,402
45	Distribuidora Internacional de Alimentacion SA (Spain)*	2,027
10	elf Beauty, Inc.*	920
3	Emmi AG (Switzerland)	3,160
450	Fevertree Drinks PLC (United Kingdom)	5,766
23	Fresh Del Monte Produce, Inc.	987
18	Freshpet, Inc.*	1,520
126	Glanbia PLC (Ireland)	2,603
405	Greencore Group PLC (Ireland)	—
820	Greencore Group PLC (Ireland)	2,977

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
75	HelloFresh SE (Germany)*	$428
674	Hershey Co. (The)	159,253
25	Hilton Food Group PLC (United Kingdom)	178
1,798	Imperial Brands PLC (United Kingdom)	80,376
11	Ingredion, Inc.	1,292
135	Intercos SpA (Italy)	1,976
95	Interparfums, Inc.	9,574
44	J M Smucker Co. (The)	5,102
190	Jamieson Wellness, Inc. (Canada)(a)	5,253
40	John B Sanfilippo & Son, Inc.	3,304
684	Kirin Holdings Co. Ltd. (Japan)	11,860
140	Kraft Heinz Co. (The)	3,445
25	KWS Saat SE & Co. KGaA (Germany)	1,916
64	Maplebear, Inc.*	2,401
105	MARR SpA (Italy)	1,170
8	Marzetti Company (The)	1,315
839	Metro, Inc. (Canada)	59,788
106	Molson Coors Beverage Co., Class B	5,193
3,344	Monster Beverage Corp.*	285,243
2,091	Mowi ASA (Norway)	49,278
58	MP Evans Group PLC (United Kingdom)	1,127
1,091	Ocado Group PLC (United Kingdom)*	3,082
2,000	Olam Group Ltd. (Singapore)	1,447
35	Performance Food Group Co.*	3,397
256	Philip Morris International, Inc.	47,828
23	Post Holdings, Inc.*	2,445
1,313	Premier Foods PLC (United Kingdom)	3,485
226	Premium Brands Holdings Corp. (Canada)	17,567
55	PriceSmart, Inc.	8,504
139	Primo Brands Corp., Class A	3,153
24	Redcare Pharmacy NV (Netherlands)*(a)	1,719
34	Remy Cointreau SA (France)	1,674
228	Royal Unibrew A/S (Denmark)	22,447
308	Salmar ASA (Norway)	18,422
10	Schouw & Co. A/S (Denmark)	1,070
110	Sligro Food Group NV (Netherlands)	1,875
2,210	Sonae SGPS SA (Portugal)	5,258
15	Spectrum Brands Holdings, Inc.	1,176
415	Sprouts Farmers Market, Inc.*	30,656
203	Strauss Group Ltd. (Israel)	8,941
333	Suedzucker AG (Germany)	3,983
753	Tate & Lyle PLC (United Kingdom)	3,813
85	Tootsie Roll Industries, Inc.	3,590
188	United Natural Foods, Inc.*	7,183
115	Universal Corp.	6,179
73	US Foods Holding Corp.*	7,053
100	Viscofan SA (Spain)	7,002

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
16	Vita Coco Co., Inc. (The)*	$929
40	WD-40 Co.	9,528
60	Weis Markets, Inc.	4,066
2,665	WH Group Ltd. (Hong Kong)(a)	3,352
1,724	Wilmar International Ltd. (China)	4,798

		1,117,217

Energy – 1.5%
414	Ampol Ltd. (Australia)	8,311
1,985	Cameco Corp. (Canada)	234,879
1,005	CES Energy Solutions Corp. (Canada)	12,402
191	CNX Resources Corp.*	7,980
739	Energean PLC (Israel)	8,872
1,019	Headwater Exploration, Inc. (Canada)	9,384
165	Hunting PLC (United Kingdom)	1,151
353	Pason Systems, Inc. (Canada)	3,196
951	Plains GP Holdings LP, Class A*	21,436
855	Secure Waste Infrastructure Corp. (Canada)	11,861
1,018	Subsea 7 SA (United Kingdom)	29,406
200	Tecnicas Reunidas SA (Spain)*	8,728
973	TGS ASA (Norway)	11,547
495	Trican Well Service Ltd. (Canada)	2,363
810	Viper Energy, Inc., Class A	37,697

		409,213

Financials – 11.3%
2,408	Aberdeen Group PLC (United Kingdom)	7,116
1,186	Admiral Group PLC (United Kingdom)	47,262
231	AGNC Investment Corp. REIT	2,590
63	AJ Bell PLC (United Kingdom)	368
61	AL Sydbank (Denmark)	5,456
610	Allfunds Group PLC (United Kingdom)	6,068
1,283	Ally Financial, Inc.	50,602
5	American Financial Group, Inc.	665
39	American International Group, Inc.	3,139
15	Ameris Bancorp	1,165
5,314	AMP Ltd. (Australia)	4,923
23	Arch Capital Group Ltd.*	2,303
525	Ashmore Group PLC (United Kingdom)	1,680
11	Assurant, Inc.	2,525
10	Assured Guaranty Ltd.	862
35	Atlantic Union Bankshares Corp.	1,297
156	Avanza Bank Holding AB (Sweden)	5,718
20	Axis Capital Holdings Ltd.	2,114
245	Axos Financial, Inc.*	21,271
53	Azimut Holding SpA (Italy)	2,196
26	Banca Generali SpA (Italy)	1,684
154	Bancorp, Inc. (The)*	8,083

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,164	Bank Hapoalim BM (Israel)	$54,518
1,005	Bank of East Asia Ltd. (The) (Hong Kong)	1,955
3,168	Bank of New York Mellon Corp. (The)	377,309
616	Bank of Nova Scotia (The) (Canada)	46,738
490	Bank OZK	22,814
30	BankUnited, Inc.	1,401
797	Beazley PLC (United Kingdom)	13,576
266	Bendigo & Adelaide Bank Ltd. (Australia)	2,030
613	BNP Paribas SA (France)	69,120
1,230	BOC Hong Kong Holdings Ltd. (China)	7,060
298	Cathay General Bancorp	14,814
3,219	Charles Schwab Corp. (The)	306,449
230	Chesnara PLC (United Kingdom)	1,011
18	Chubb Ltd.	6,135
1,953	Citizens Financial Group, Inc.	117,551
145	Close Brothers Group PLC (United Kingdom)*	967
11	Coastal Financial Corp.*	816
105	Coface SA (France)	1,941
29	Columbia Banking System, Inc.	825
295	Conduit Holdings Ltd. (Bermuda)	1,723
278	Cullen/Frost Bankers, Inc.	38,425
275	Dah Sing Financial Holdings Ltd. (Hong Kong)	1,496
125	DBS Group Holdings Ltd. (Singapore)	5,645
29	Definity Financial Corp. (Canada)	1,452
2,509	Deutsche Bank AG (Germany)	89,745
624	East West Bancorp, Inc.	68,297
59	Eastern Bankshares, Inc.	1,154
274	Edenred SE (France)	6,341
168	Enterprise Financial Services Corp.	9,593
38	Essent Group Ltd.	2,312
1	Eurazeo SE (France)	59
175	Evercore, Inc., Class A	54,047
194	Everest Group Ltd.	65,085
34	Federal Agricultural Mortgage Corp., Class C	5,360
334	Federated Hermes, Inc.	18,707
80	FIBI Holdings Ltd. (Israel)	8,349
250	Financial Partners Group Co. Ltd. (Japan)	3,348
20	First American Financial Corp.	1,402
23	First Citizens BancShares, Inc., Class A	43,657
433	First Financial Bancorp	12,154
100	First Horizon Corp.	2,379
225	First International Bank Of Israel Ltd. (The) (Israel)	19,326
260	First Merchants Corp.	10,161
189	flatexDEGIRO SE (Germany)	6,878

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
88	Flow Traders Ltd. (Netherlands)*	$2,745
236	Foresight Group Holdings Ltd. (United Kingdom)	1,304
76	Futu Holdings Ltd. ADR (Hong Kong)*	11,312
40	Georgia Capital PLC (Georgia)*	2,003
445	Gjensidige Forsikring ASA (Norway)	12,555
18	Globe Life, Inc.	2,615
140	GRENKE AG (Germany)	2,427
20	Hancock Whitney Corp.	1,316
4	Hanover Insurance Group, Inc. (The)	723
435	Hiscox Ltd. (United Kingdom)	9,053
84	Hoist Finance AB (Sweden)(a)	1,343
40	Home BancShares, Inc.	1,098
45	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,410
145	HUB24 Ltd. (Australia)	10,106
6	Hypoport SE (Germany)*	652
189	ICG PLC (United Kingdom)	4,266
440	IG Group Holdings PLC (United Kingdom)	7,696
13	Independent Bank Corp.	1,015
253	International Bancshares Corp.	16,979
45	Invesco Ltd.	1,182
626	Investec PLC (United Kingdom)	5,403
1,105	IP Group PLC (United Kingdom)*	847
335	Jack Henry & Associates, Inc.	54,424
23	Jackson Financial, Inc., Class A	2,518
30	Janus Henderson Group PLC	1,563
356	Japan Post Holdings Co. Ltd. (Japan)	4,643
146	JTC PLC (Jersey)(a)	2,560
2,358	Judo Capital Holdings Ltd. (Australia)*	2,899
555	Jupiter Fund Management PLC (United Kingdom)	1,403
634	Just Group PLC (United Kingdom)	1,845
195	Jyske Bank A/S (Denmark)	29,228
15	KBC Ancora (Belgium)	1,334
38	Kinnevik AB, Class B (Sweden)*	269
994	Lancashire Holdings Ltd. (United Kingdom)	8,954
5	Lincoln National Corp.	172
158	Lion Finance Group PLC (Georgia)	24,705
740	Loews Corp.	81,415
169	MA Financial Group Ltd. (Australia)	1,113
1,500	Man Group PLC (United Kingdom)	5,401
574	Mandatum OYJ (Finland)	4,630
13	MarketAxess Holdings, Inc.	2,496
351	Mastercard, Inc., Class A	181,541
95	Merchants Bancorp	4,017
570	MFA Financial, Inc. REIT	5,763

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
89	MGIC Investment Corp.	$2,361
200	Molten Ventures PLC (United Kingdom)*	1,242
59	Mutares SE & Co. KGaA (Germany)	2,177
455	Navient Corp.	3,999
178	NB Bancorp, Inc.	3,799
263	Netwealth Group Ltd. (Australia)	4,832
340	Ninety One PLC (United Kingdom)	1,140
680	NOBA Bank Group AB (Sweden)*	7,335
60	Nordea Bank Abp (Finland)	1,165
221	Nordnet AB publ (Sweden)	7,005
54	Old Republic International Corp.	2,315
370	OSB Group PLC (United Kingdom)	3,037
939	Paragon Banking Group PLC (United Kingdom)	10,800
103	Pathward Financial, Inc.	9,351
360	Pinnacle Financial Partners, Inc.	32,674
330	Pinnacle Investment Management Group Ltd. (Australia)	3,697
95	Plus500 Ltd. (Israel)	5,119
1,180	PNC Financial Services Group, Inc. (The)	250,573
121	Polar Capital Holdings PLC (United Kingdom)	1,031
306	Popular, Inc. (Puerto Rico)	41,420
44	Preferred Bank	3,860
191	PROG Holdings, Inc.	6,725
176	Propel Holdings, Inc. (Canada)	2,711
20	Prosperity Bancshares, Inc.	1,407
1,838	Quilter PLC (United Kingdom)(a)	4,843
53	Radian Group, Inc.	1,830
80	Rathbones Group PLC (United Kingdom)	2,436
639	Ratos AB, Class B (Sweden)	2,657
274	Raymond James Financial, Inc.	41,944
43	Regions Financial Corp.	1,197
18	Reinsurance Group of America, Inc.	3,883
13	RenaissanceRe Holdings Ltd. (Bermuda)	3,932
20	Renasant Corp.	753
115	Ringkjoebing Landbobank A/S (Denmark)	30,040
38	RLI Corp.	2,368
330	Rocket Cos., Inc., Class A	6,003
149	SCOR SE (France)	5,436
465	SEI Investments Co.	37,814
14	Selective Insurance Group, Inc.	1,177
185	Singapore Exchange Ltd. (Singapore)	2,662
38	Sofina SA (Belgium)	11,297
325	Sompo Holdings, Inc. (Japan)	13,000
80	Southside Bancshares, Inc.	2,506
25	SouthState Bank Corp.	2,467

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
435	SpareBank 1 Nord Norge (Norway)	$7,285
685	St James’s Place PLC (United Kingdom)	12,433
203	StoneX Group, Inc.*	25,883
414	Swiss Re AG	73,185
190	TBC Bank Group PLC (Georgia)	12,287
958	TP ICAP Group PLC (United Kingdom)	3,259
8	Travelers Cos., Inc. (The)	2,469
220	Trisura Group Ltd. (Canada)*	7,527
416	Two Harbors Investment Corp. REIT	4,297
838	UBS Group AG (Switzerland)	34,880
1,043	Unicaja Banco SA (Spain)(a)	3,325
35	United Bankshares, Inc.	1,445
25	United Community Banks, Inc.	804
256	United Overseas Bank Ltd. (Singapore)	7,483
13	Unum Group	932
120	Valley National Bancorp	1,513
58	Van Lanschot Kempen NV (Netherlands)	3,869
3	Vaudoise Assurances Holding SA (Switzerland)	2,859
16	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	1,245
40	Webster Financial Corp.	2,885
35	Wendel SE (France)	3,672
110	Westamerica BanCorp	5,572
10	Western Alliance Bancorp	803
553	XPS Pensions Group PLC (United Kingdom)	2,312

		3,035,399

Health Care – 10.1%
65	10X Genomics, Inc., Class A*	1,498
854	4DMedical Ltd. (Australia)*	2,434
80	ACADIA Pharmaceuticals, Inc.*	1,965
150	ADMA Biologics, Inc.*	2,336
620	Advanced Medical Solutions Group PLC (United Kingdom)	1,788
35	Akero Therapeutics, Inc.*	23
48	Align Technology, Inc.*	9,125
108	ALK-Abello A/S (Denmark)*	3,762
110	Alkermes PLC*	3,311
213	Almirall SA (Spain)	3,239
603	Alnylam Pharmaceuticals, Inc.*	200,751
30	Alumis, Inc.*	891
140	Ambu A/S, Class B (Denmark)	1,759
154	Amplifon SpA (Italy)	2,396
20	Apogee Therapeutics, Inc.*	1,400
18	Arcellx, Inc.*	2,048
309	Arcutis Biotherapeutics, Inc.*	8,334
13	Argenx SE (Netherlands)*	10,091
21	Arrowhead Pharmaceuticals, Inc.*	1,329
325	Asahi Intecc Co. Ltd. (Japan)	7,007

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
824	Astellas Pharma, Inc. (Japan)	$13,730
3	AtriCure, Inc.*	94
5	Atrium Therapeutics, Inc.*	74
73	Aurinia Pharmaceuticals, Inc. (Canada)*	1,034
53	Avidity Biosciences, Inc.*	3,816
5	Axsome Therapeutics, Inc.*	819
39	Bachem Holding AG (Switzerland)	3,012
353	Bavarian Nordic A/S (Denmark)*	11,017
185	Baxter International, Inc.	3,768
50	Beam Therapeutics, Inc.*	1,423
8	Biogen, Inc.*	1,535
124	BioMarin Pharmaceutical, Inc.*	7,655
4	Bio-Rad Laboratories, Inc., Class A*	1,114
83	Bio-Techne Corp.	4,897
140	BoneSupport Holding AB (Sweden)*	3,141
650	Bridgebio Pharma, Inc.*	43,212
48	Bruker Corp.	1,925
65	Camurus AB (Sweden)*	3,624
30	Carl Zeiss Meditec AG (Germany)	961
80	Catalyst Pharmaceuticals, Inc.*	1,846
134	Centene Corp.*	6,014
26	CG oncology, Inc.*	1,529
18	Charles River Laboratories International, Inc.*	3,213
10	Chemed Corp.	4,100
310	Clariane SE (France)*	1,490
33	Cogent Biosciences, Inc.*	1,282
361	Coloplast A/S, Class B (Denmark)	27,839
7,568	Convatec Group PLC (United Kingdom)(a)	26,088
36	COSMO Pharmaceuticals NV (Ireland)	5,327
55	Crinetics Pharmaceuticals, Inc.*	2,260
21	CRISPR Therapeutics AG (Switzerland)*	1,263
200	CVS Group PLC (United Kingdom)	3,571
16	Cytokinetics, Inc.*	996
113	DaVita, Inc.*	17,662
85	Denali Therapeutics, Inc.*	1,800
40	Dermapharm Holding SE (Germany)	1,894
31	DiaSorin SpA (Italy)	2,606
3	Dottikon Es Holding AG (Switzerland)*	1,404
3	Dyne Therapeutics, Inc.*	47
43	Eckert & Ziegler SE (Germany)	783
35	Edgewise Therapeutics, Inc.*	1,065
15	Edwards Lifesciences Corp.*	1,297
120	El.En. SpA (Italy)	2,012
110	Elanco Animal Health, Inc.*	2,904
516	Eli Lilly & Co.	542,827
205	Emeis SA (France)*	3,723

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
439	Encompass Health Corp.	$47,359
164	Ensign Group, Inc. (The)	35,124
105	Envista Holdings Corp.*	3,067
76	Erasca, Inc.*	1,038
493	Evotec SE (Germany)*	3,423
36	Exact Sciences Corp.*	3,722
201	Exelixis, Inc.*	8,856
46	Fagron (Belgium)	1,236
30	Galapagos NV (Belgium)*	1,007
433	Galderma Group AG (Switzerland)	82,146
43	Galenica AG (Switzerland)(a)	5,373
195	Genus PLC (United Kingdom)	7,642
13	Gerresheimer AG (Germany)	260
59	Getinge AB, Class B (Sweden)	1,327
35	Glaukos Corp.*	4,214
75	Globus Medical, Inc., Class A*	7,159
16	Guardant Health, Inc.*	1,502
2,474	Haleon PLC	13,494
530	Halozyme Therapeutics, Inc.*	36,851
30	Harmony Biosciences Holdings, Inc.*	856
539	HCA Healthcare, Inc.	285,508
16	HealthEquity, Inc.*	1,224
24	Henry Schein, Inc.*	1,977
469	Hikma Pharmaceuticals PLC (United Kingdom)	8,285
50	Ideaya Biosciences, Inc.*	1,610
43	Immunome, Inc.*	940
43	Immunovant, Inc.*	1,192
753	Incyte Corp.*	76,256
74	Inmode Ltd.*	1,018
8	Inspire Medical Systems, Inc.*	516
164	Insulet Corp.*	40,444
10	Intuitive Surgical, Inc.*	5,035
26	Ionis Pharmaceuticals, Inc.*	2,110
13	Jazz Pharmaceuticals PLC*	2,470
23	Kiniksa Pharmaceuticals International PLC*	1,023
15	Krystal Biotech, Inc.*	4,135
123	Kuros Biosciences AG (Switzerland)*	4,328
25	Kymera Therapeutics, Inc.*	2,284
44	Laboratorios Farmaceuticos Rovi SA (Spain)	4,403
200	Lantheus Holdings, Inc.*	14,982
98	LeMaitre Vascular, Inc.	10,602
13	Ligand Pharmaceuticals, Inc.*	2,578
35	LivaNova PLC*	2,471
28	Lonza Group AG (Switzerland)	19,522
8	Madrigal Pharmaceuticals, Inc.*	3,456
14	Masimo Corp.*	2,455
5	Medacta Group SA (Switzerland)(a)	1,036
73	Medcap AB (Sweden)*	3,960
53	Medincell SA (France)*	1,442
8	Medpace Holdings, Inc.*	3,614
31	Merit Medical Systems, Inc.*	2,393
215	Moderna, Inc.*	11,518

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
19	Molina Healthcare, Inc.*	$2,927
91	Nanobiotix SA (France)*	2,772
10	National HealthCare Corp.	1,635
145	Neogen Corp.*	1,628
221	Neuren Pharmaceuticals Ltd. (Australia)*	2,055
8	Newamsterdam Pharma Co. NV (Netherlands)*	284
25	Nuvalent, Inc., Class A*	2,549
30	Omnicell, Inc.*	1,233
40	Option Care Health, Inc.*	1,298
248	OXB (United Kingdom)*	2,211
1,385	Oxford Nanopore Technologies PLC (United Kingdom)*	2,478
23	Penumbra, Inc.*	7,921
31	Pharma Mar SA (Spain)*	2,937
1,568	Pharming Group NV (Netherlands)*	2,579
55	Pharvaris NV (Netherlands)*	1,561
13	Praxis Precision Medicines, Inc.*	4,378
365	Privia Health Group, Inc.*	8,669
58	Pro Medicus Ltd. (Australia)	5,373
55	Progyny, Inc.*	973
35	Protagonist Therapeutics, Inc.*	3,223
308	Ramsay Health Care Ltd. (Australia)	9,454
6	Regeneron Pharmaceuticals, Inc.	4,690
20	Repligen Corp.*	2,575
223	ResMed, Inc.	57,146
155	Revenio Group OYJ (Finland)	3,404
84	Revvity, Inc.	8,258
230	Roivant Sciences Ltd.*	6,656
35	Scholar Rock Holding Corp.*	1,549
43	Siegfried Holding AG (Switzerland)*	4,792
73	SKAN Group AG (Switzerland)	4,964
375	Spire Healthcare Group PLC (United Kingdom)(a)	1,023
23	Spyre Therapeutics, Inc.*	989
40	Supernus Pharmaceuticals, Inc.*	2,189
359	Swedish Orphan Biovitrum AB (Sweden)*	15,733
408	Takeda Pharmaceutical Co. Ltd. (Japan)	15,207
20	Tarsus Pharmaceuticals, Inc.*	1,510
23	Tecan Group AG (Switzerland)	4,073
10	Teleflex, Inc.	1,221
19	Tenet Healthcare Corp.*	4,548
28	Terns Pharmaceuticals, Inc.*	1,179
700	TG Therapeutics, Inc.*	21,063
35	Twist Bioscience Corp.*	1,642
269	UCB SA (Belgium)	80,133
4	UFP Technologies, Inc.*	842
6	United Therapeutics Corp.*	3,023
255	Universal Health Services, Inc., Class B	52,555
398	Valneva SE (France)*	2,223
70	Vaxcyte, Inc.*	4,322
21	Vera Therapeutics, Inc.*	857

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
55	Veracyte, Inc.*	$2,012
30	Vericel Corp.*	1,070
971	Vertex Pharmaceuticals, Inc.*	482,422
348	Viatris, Inc.	5,196
65	Viking Therapeutics, Inc.*	2,200
13	Virbac SACA (France)	5,679
4	Viridian Therapeutics, Inc.*	118
154	Waystar Holding Corp.*	3,950
40	Xenon Pharmaceuticals, Inc. (Canada)*	1,729
16	Ypsomed Holding AG (Switzerland)	5,555
73	Zealand Pharma A/S (Denmark)*	4,197

		2,720,255

Industrials – 14.7%
349	A O Smith Corp.	27,222
203	Aalberts NV (Netherlands)	8,442
28	AAON, Inc.(b)	2,834
13	AAR Corp.*	1,523
6	ABM Industries, Inc.	267
33	Accelleron Industries AG (Switzerland)	3,113
65	Ackermans & van Haaren NV (Belgium)	22,302
19	ACS Actividades de Construccion y Servicios SA (Spain)	2,459
9	Acuity, Inc.	2,714
106	Adecco Group AG (Switzerland)	2,972
10	Advanced Drainage Systems, Inc.	1,713
864	Aena SME SA (Spain)(a)	27,207
70	Aeroports de Paris SA (France)	9,786
5	AeroVironment, Inc.*	1,261
426	AFRY AB (Sweden)	6,379
25	AGCO Corp.	3,412
105	Air Canada (Canada)*	1,588
120	Air France-KLM (France)*	1,743
413	Air Lease Corp.	26,779
25	Aker ASA, Class A (Norway)	2,428
8	Alamo Group, Inc.	1,708
25	Alaska Air Group, Inc.*	1,290
15	Albany International Corp., Class A	865
104	Allison Transmission Holdings, Inc.	13,031
230	ALS Ltd. (Australia)	4,199
78	Amentum Holdings, Inc.*	2,330
90	ANDRITZ AG (Austria)	7,816
98	API Group Corp.*	4,357
19	Applied Industrial Technologies, Inc.	5,369
75	AQ Group AB (Sweden)	1,577
209	Arcadis NV (Netherlands)	7,383
15	ArcBest Corp.	1,540
48	Archer Aviation, Inc., Class A*	342
19	Arcosa, Inc.	2,042
8	Argan, Inc.	3,610

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
108	Armstrong World Industries, Inc.	$18,738
20	ATI, Inc.*	3,272
40	ATS Corp. (Canada)*	1,277
1,980	Auckland International Airport Ltd. (New Zealand)	10,883
2,453	Aurizon Holdings Ltd. (Australia)	7,255
825	Automatic Data Processing, Inc.	176,847
1,558	AutoStore Holdings Ltd. (Norway)*	1,785
41	Avio SpA (Italy)	1,711
45	Avon Technologies PLC (United Kingdom)	1,112
83	Azelis Group NV (Belgium)	823
10	AZZ, Inc.	1,360
435	Babcock International Group PLC (United Kingdom)	7,907
775	Balfour Beatty PLC (United Kingdom)	7,914
75	Befesa SA (Spain)(a)	3,011
85	Bilfinger SE (Germany)	11,953
11	Blue Bird Corp.*	641
265	Bodycote PLC (United Kingdom)	2,779
28	Boise Cascade Co.	2,317
35	Booz Allen Hamilton Holding Corp.	2,759
10	Boyd Group, Inc. (Canada)	1,746
25	Brady Corp., Class A	2,309
284	Brambles Ltd. (Australia)	5,076
799	Bravida Holding AB (Sweden)(a)	9,316
15	Brink’s Co. (The)	1,752
3	Bucher Industries AG (Switzerland)	1,490
175	Bufab AB (Sweden)	2,270
9	BWX Technologies, Inc.	1,854
6	CACI International, Inc., Class A*	3,661
255	Cadeler A/S (Denmark)*	1,648
1,923	Canadian National Railway Co. (Canada)	215,825
44	Canadian Pacific Kansas City Ltd. (Canada)	3,853
70	Carel Industries SpA (Italy)(a)	1,917
24	Carpenter Technology Corp.	9,554
393	Centuri Holdings, Inc.*	12,183
3	Cewe Stiftung & Co. KGaA (Germany)	355
10	Chart Industries, Inc.*	2,073
214	Chemring Group PLC (United Kingdom)	1,536
45	Clarkson PLC (United Kingdom)	2,577
8	Clean Harbors, Inc.*	2,346
3,833	Cleanaway Waste Management Ltd. (Australia)	6,966
1,521	ComfortDelGro Corp. Ltd. (Singapore)	1,864
50	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,489

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13	Construction Partners, Inc., Class A*	$1,747
25	Core & Main, Inc., Class A*	1,354
45	CoreCivic, Inc.*	796
20	Crane Co.	4,011
8	CSW Industrials, Inc.	2,355
25	D/S Norden A/S (Denmark)	1,120
16	Danieli & C Officine Meccaniche SpA (Italy)	1,273
55	Danieli & C Officine Meccaniche SpA (Italy)	3,064
15	Deme Group NV (Belgium)	3,493
71	Derichebourg SA (France)	790
344	Deutz AG (Germany)	5,077
86	Dfds A/S (Denmark)*	1,411
169	Diploma PLC (United Kingdom)	12,894
140	DiscoverIE Group PLC (United Kingdom)	1,235
35	DO & CO AG (Austria)	8,905
43	Donaldson Co., Inc.	3,989
104	Douglas Dynamics, Inc.	4,776
8	Dover Corp.	1,804
115	Duerr AG (Germany)	3,320
8	Dycom Industries, Inc.*	3,360
298	easyJet PLC (United Kingdom)	1,859
71	Elecnor SA (Spain)	2,414
1,736	Element Fleet Management Corp. (Canada)	41,355
191	Elis SA (France)	6,125
740	Enav SpA (Italy)(a)	4,819
36	EnerSys	5,981
11	Enpro, Inc.	2,845
11	Esab Corp.	1,388
14	ESCO Technologies, Inc.	3,882
15	Everus Construction Group, Inc.*	1,813
10	Exail Technologies SA (France)*	1,466
119	Exosens SAS (France)	8,753
806	Experian PLC	30,190
48	Exponent, Inc.	3,493
10	Federal Signal Corp.	1,164
435	FedEx Corp.	168,345
35	Ferrovial SE	2,610
33	Fincantieri SpA (Italy)*	562
70	Finning International, Inc. (Canada)	4,720
136	Firstgroup PLC (United Kingdom)	336
138	Flowserve Corp.	12,216
55	FLSmidth & Co. A/S (Denmark)	4,872
8	Flughafen Zurich AG (Switzerland)	2,746
189	Fluidra SA (Spain)	5,061
110	Fluor Corp.*	5,754
40	Fortive Corp.	2,368
46	Fortune Brands Innovations, Inc.	2,500
88	Fraport AG Frankfurt Airport Services Worldwide (Germany)*	8,650
70	FTI Consulting, Inc.*	11,509

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
229	Fugro NV (Netherlands)	$2,907
106	Gates Industrial Corp. PLC*	2,922
13	GATX Corp.	2,394
595	GE Vernova, Inc.	519,792
18	Generac Holdings, Inc.*	4,057
1,048	General Dynamics Corp.	374,188
116	Genpact Ltd.	4,608
375	Genuit Group PLC (United Kingdom)	1,921
1	Georg Fischer AG (Switzerland)	63
1,094	GFL Environmental, Inc.	48,353
2,594	Grab Holdings Ltd., Class A (Singapore)*	10,947
199	Grafton Group PLC (United Kingdom)	2,648
15	Granite Construction, Inc.	2,017
20	Greenbrier Cos., Inc. (The)	1,128
10	Griffon Corp.	852
40	GXO Logistics, Inc.*	2,513
10,661	Hays PLC (United Kingdom)	5,814
15	Herc Holdings, Inc.	2,097
358	Hexcel Corp.	33,183
3	Hiab OYJ (Finland)	173
100	Hitachi Ltd. (Japan)	3,347
24	HNI Corp.	1,079
85	Hoegh Autoliners ASA (Norway)	1,184
614	Howden Joinery Group PLC (United Kingdom)	8,007
40	Hub Group, Inc., Class A	1,723
5	Huber + Suhner AG (Switzerland)	1,204
14	Huntington Ingalls Industries, Inc.	6,223
63	Huron Consulting Group, Inc.*	8,908
236	Husqvarna AB, Class B (Sweden)	1,138
1	ID Logistics Group SACA (France)*	473
5	IES Holdings, Inc.*	2,477
84	IMCD NV (Netherlands)	8,073
373	IMI PLC (United Kingdom)	14,443
29	Indus Holding AG (Germany)	1,049
400	Instalco AB (Sweden)	1,563
66	Interpump Group SpA (Italy)	3,047
85	INVISIO AB (Sweden)	2,930
148	Inwido AB (Sweden)	2,769
194	ISS A/S (Denmark)	6,898
36	ITT, Inc.	7,287
275	Iveco Group NV (Italy)	6,218
125	Japan Airlines Co. Ltd. (Japan)	2,584
153	Japan Airport Terminal Co. Ltd. (Japan)	5,227
20	JBT Marel Corp.	3,080
104	JET2 PLC (United Kingdom)	1,756
550	Johnson Controls International PLC	79,365
1,835	Johnson Service Group PLC (United Kingdom)	3,607
31	JOST Werke SE (Germany)(a)	2,463

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
18	Jungfraubahn Holding AG (Switzerland)	$7,291
6	Kadant, Inc.	2,035
25	Kalmar OYJ, Class B (Finland)	1,436
73	Kanematsu Corp. (Japan)	1,150
96	KBR, Inc.	4,054
100	Keller Group PLC (United Kingdom)	2,709
289	Kennametal, Inc.	11,641
685	Kier Group PLC (United Kingdom)	2,192
158	KION Group AG (Germany)	10,820
10	Kirby Corp.*	1,298
94	Kloeckner & Co. SE (Germany)	1,223
735	Knight-Swift Transportation Holdings, Inc.	46,246
73	Kone OYJ, Class B (Finland)	5,518
46	Konecranes OYJ (Finland)	5,448
474	Koninklijke BAM Groep NV (Netherlands)	5,342
55	Koninklijke Heijmans N.V (Netherlands)	5,796
6	Korn Ferry	376
65	Kratos Defense & Security Solutions, Inc.*	5,602
33	Krones AG (Germany)	5,182
14	Landstar System, Inc.	2,281
30	Leonardo DRS, Inc.	1,302
1,459	Leonardo SpA (Italy)	97,846
8	Lincoln Electric Holdings, Inc.	2,296
24	LISI SA (France)	1,587
628	Lockheed Martin Corp.	413,274
159	Logista Integral SA (Spain)	6,056
90	Loomis AB (Sweden)	4,567
326	Maire SpA (Italy)	5,912
128	MasTec, Inc.*	38,147
4	MBB SE (Germany)	963
73	MDA Space Ltd. (Canada)*	2,117
25	Mercury Systems, Inc.*	2,226
128	Metlen Energy & Metals PLC (Greece)*	5,373
2,305	Metso Oyj (Finland)	48,184
20	Middleby Corp. (The)*	3,377
50	MillerKnoll, Inc.	1,007
1,955	Mitie Group PLC (United Kingdom)	4,747
24	Modine Manufacturing Co.*	5,454
8	Moog, Inc., Class A	2,699
425	Morgan Advanced Materials PLC (United Kingdom)	1,380
74	Morgan Sindall Group PLC (United Kingdom)	4,925
1,320	MPC Container Ships ASA (Norway)	3,086
14	MSA Safety, Inc.	2,736
25	MSC Industrial Direct Co., Inc., Class A	2,346
59	Mueller Industries, Inc.	6,960
280	Mullen Group Ltd. (Canada)(b)	3,541

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
165	Munters Group AB (Sweden)(a)	$3,465
8	MYR Group, Inc.*	2,160
110	NCC AB, Class B (Sweden)	2,687
38	Nexans SA (France)	5,487
73	Nextpower, Inc., Class A*	7,672
68	NKT A/S (Denmark)*	8,806
301	Nordex SE (Germany)*	15,324
55	Norma Group SE (Germany)	1,026
625	Norwegian Air Shuttle ASA (Norway)	1,092
4	NuScale Power Corp.*	51
45	nVent Electric PLC	5,326
56	Oesterreichische Post AG (Austria)	2,321
38	OPENLANE, Inc.*	1,083
48	Oshkosh Corp.	8,161
40	Owens Corning	4,883
281	Pagegroup PLC (United Kingdom)	708
30	Palfinger AG (Austria)	1,373
39	Paycom Software, Inc.	4,907
215	Peab AB, Class B (Sweden)	2,531
23	Per Aarsleff Holding A/S (Denmark)	2,908
6	Pfisterer Holding SE (Germany)*	537
103	Planet Labs PBC*	2,486
33	Plejd AB (Sweden)*	3,076
35	Porr AG (Austria)	1,618
5	Powell Industries, Inc.	2,618
18	Primoris Services Corp.	2,713
11	Prysmian SpA (Italy)	1,331
700	QinetiQ Group PLC (United Kingdom)	4,753
370	QXO, Inc.*	8,861
13	RBC Bearings, Inc.*	7,487
28	Regal Rexnord Corp.	6,187
170	RENK Group AG (Germany)	11,427
30	Resideo Technologies, Inc.*	1,161
49	Rheinmetall AG (Germany)	96,241
14	Robert Half, Inc.	342
2,390	Rotork PLC (United Kingdom)	12,397
1,716	RS GROUP PLC (United Kingdom)	16,069
25	Rush Enterprises, Inc., Class A	1,774
40	Russel Metals, Inc. (Canada)	1,409
20	Ryder System, Inc.	4,431
1,423	Sacyr SA (Spain)	7,621
14	Saia, Inc.*	5,675
255	Schneider National, Inc., Class B	7,237
35	Science Applications International Corp.	3,229
94	Sdiptech AB, Class B (Sweden)*	2,028
600	Senior PLC (United Kingdom)	2,485
70	Sensata Technologies Holding PLC	2,614
1,540	Serco Group PLC (United Kingdom)	6,236
269	SGH Ltd. (Australia)	8,953

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
108	Shoals Technologies Group, Inc., Class A*	$640
448	SIA Engineering Co. Ltd. (Singapore)	1,247
65	Signify NV(a)	1,513
23	Simpson Manufacturing Co., Inc.	4,452
650	Singapore Technologies Engineering Ltd. (Singapore)	5,124
8	SiteOne Landscape Supply, Inc.*	1,143
38	SMA Solar Technology AG (Germany)*	1,451
1,478	Smiths Group PLC (United Kingdom)	54,566
8	Snap-on, Inc.	3,082
11	Societe BIC SA (France)	707
168	SPIE SA (France)	10,414
18	SPX Technologies, Inc.*	4,085
50	SS&C Technologies Holdings, Inc.	3,764
906	StandardAero, Inc.*	27,905
78	Stanley Black & Decker, Inc.	6,746
265	Stantec, Inc. (Canada)	24,540
13	Sterling Infrastructure, Inc.*	5,566
2,525	Storskogen Group AB, Class B (Sweden)	2,580
5	Sulzer AG (Switzerland)	1,105
65	Sunrun, Inc.*	861
184	Sweco AB, Class B (Sweden)	2,949
315	Swire Pacific Ltd., Class A (Hong Kong)	3,389
6	Symbotic, Inc.*	329
685	Techtronic Industries Co. Ltd. (Hong Kong)	11,174
86	Teleperformance SE (France)	5,227
54	Terex Corp.	3,715
385	Tetra Tech, Inc.	13,798
113	THK Co. Ltd. (Japan)	4,080
120	Thyssenkrupp Nucera AG & Co. KGaa (Germany)*(a)	1,287
525	Time Interconnect Technology Ltd. (Hong Kong)	1,309
29	Timken Co. (The)	3,143
38	TKH Group NV (Netherlands)	1,753
59	Tkms AG& Co. KGaA (Germany)*	6,684
159	TOMRA Systems ASA (Norway)	1,965
15	Toro Co. (The)	1,483
305	Travis Perkins PLC (United Kingdom)	2,862
245	Trinity Industries, Inc.	8,374
26	Tutor Perini Corp.	1,960
41	UFP Industries, Inc.	4,219
43	U-Haul Holding Co.	2,028
10	UniFirst Corp.	2,348
193	Union Pacific Corp.	51,141
78	Valmet OYJ (Finland)	2,622
6	Valmont Industries, Inc.	2,760
38	VAT Group AG (Switzerland)(a)	26,890

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
24	VBG Group AB, Class B (Sweden)	$992
29	Verisk Analytics, Inc.	6,020
1,184	Verisure PLC (United Kingdom)*	13,204
300	Vesuvius PLC (United Kingdom)	2,014
10	Vicor Corp.*	2,014
208	Volex PLC (United Kingdom)	1,351
300	Volution Group PLC (United Kingdom)	2,872
15	Vossloh AG (Germany)	1,461
10	VSE Corp.	2,271
65	Wacker Neuson SE (Germany)	1,600
134	Wallenius Wilhelmsen ASA (Norway)	1,852
15	Watts Water Technologies, Inc., Class A	4,931
426	Webuild SpA (Italy)	1,662
399	Weir Group PLC (The) (United Kingdom)	18,893
271	Werner Enterprises, Inc.	9,509
19	WESCO International, Inc.	5,500
13	Westinghouse Air Brake Technologies Corp.	3,431
836	WillScot Holdings Corp.	18,066
33	Woodward, Inc.	12,763
30	XPO, Inc.*	6,314
400	Yangzijiang Shipbuilding Holdings Ltd. (China)	1,372
350	Zigup PLC (United Kingdom)	1,932
46	Zurn Elkay Water Solutions Corp.	2,345

		3,966,940

Information Technology – 22.2%
173	A10 Networks, Inc.	3,332
33	Abaxx Technologies, Inc. (Canada)*	1,022
14	Accenture PLC, Class A	2,922
108	ACI Worldwide, Inc.*	4,285
50	ACM Research, Inc., Class A*	2,784
106	Adeia, Inc.	2,193
1,194	Adobe, Inc.*	313,318
29	Advanced Energy Industries, Inc.	9,732
2,651	Advanced Micro Devices, Inc.*	530,757
125	Advantest Corp. (Japan)	21,497
325	AIXTRON SE (Germany)	10,591
95	Akamai Technologies, Inc.*	9,347
71	Alarm.com Holdings, Inc.*	3,397
1,446	Alfa Financial Software Holdings PLC (United Kingdom)(a)	3,752
450	Alkami Technology, Inc.*	7,445
590	Allegro MicroSystems, Inc. (Japan)*	21,517
16	ALSO Holding AG (Switzerland)	3,408
166	Alten SA (France)	12,456
19	Ambarella, Inc.*	1,146
115	Amkor Technology, Inc.	5,499
39	Analog Devices, Inc.	13,876

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5	Appfolio, Inc., Class A*	$889
39	Apple, Inc.	10,303
130	Applied Digital Corp.*	3,545
36	Applied Materials, Inc.	13,403
33	Applied Optoelectronics, Inc.*	2,780
61	Arista Networks, Inc.*	8,144
35	Arrow Electronics, Inc.*	5,326
63	ASGN, Inc.*	2,703
101	ASML Holding NV (Netherlands)	147,084
608	Astera Labs, Inc.*	72,249
49	Atoss Software SE (Germany)	5,091
1,103	Aurora Innovation, Inc.*	5,162
323	AvePoint, Inc.*	3,482
368	Avnet, Inc.	24,229
20	Axcelis Technologies, Inc.*	1,652
39	AXT, Inc.*	1,478
15	Badger Meter, Inc.	2,286
124	Barco NV (Belgium)	1,597
258	Bechtle AG (Germany)	10,418
5	Bel Fuse, Inc., Class B	1,149
23	Belden, Inc.	3,296
35	Benchmark Electronics, Inc.	2,023
141	Bentley Systems, Inc., Class B	5,154
114	BILL Holdings, Inc.*	5,074
549	Bitfarms Ltd. (Canada)*	1,208
70	Bittium OYJ (Finland)	2,207
954	BlackBerry Ltd. (Canada)*	3,239
1,384	Broadcom, Inc.	442,257
19	Calix, Inc.*	984
184	CANCOM SE (Germany)	5,181
116	CCC Intelligent Solutions Holdings, Inc.*	676
440	Celestica, Inc. (Canada)*	122,201
138	Cerillion PLC (United Kingdom)	2,885
279	Check Point Software Technologies Ltd. (Israel)*	42,428
643	Ciena Corp.*	224,214
269	Cipher Digital, Inc.*	4,196
48	Cirrus Logic, Inc.*	6,774
261	Citizen Watch Co. Ltd. (Japan)	3,198
118	Cleanspark, Inc.*	1,174
81	Clear Secure, Inc., Class A	3,940
321	Clearwater Analytics Holdings, Inc., Class A*	7,508
151	Cognex Corp.	8,214
31	Cognizant Technology Solutions Corp., Class A	1,997
45	Cohu, Inc.*	1,359
33	Comet Holding AG (Switzerland)	12,770
11	Commvault Systems, Inc.*	936
321	Computacenter PLC (United Kingdom)	13,698
145	Confluent, Inc., Class A*	4,447
128	Core Scientific, Inc.*	2,172
250	Cowell e Holdings, Inc. (Hong Kong)*	896
25	CTS Corp.	1,317
876	Dassault Systemes (France)	19,186

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
35	Digi International, Inc.*	$1,709
35	DigitalOcean Holdings, Inc.*	1,962
45	Diodes, Inc.*	3,070
223	Docusign, Inc.*	10,051
88	Dolby Laboratories, Inc., Class A	5,858
181	Dropbox, Inc., Class A*	4,523
139	D-Wave Quantum, Inc. (Canada)*	2,610
286	DXC Technology Co.*	3,601
313	Dynatrace, Inc.*	11,243
118	Dynavox Group AB (Sweden)*	1,099
5	Elastic NV*	260
23	Elmos Semiconductor SE (Germany)	3,987
75	Enphase Energy, Inc.*	3,170
39	EPAM Systems, Inc.*	5,499
25	ePlus, Inc.	2,017
3	F5, Inc.*	814
33	Fabrinet (Thailand)*	18,006
108	Fair Isaac Corp.*	152,211
120	Fastly, Inc., Class A*	2,294
11	First Solar, Inc.*	2,169
70	FormFactor, Inc.*	6,922
189	GFT Technologies SE (Germany)	3,530
25	Gitlab, Inc., Class A*	658
81	GPGI, Inc.	1,818
48	Guidewire Software, Inc.*	6,975
1,639	Halma PLC (United Kingdom)	92,197
100	Harmonic, Inc.*	1,063
100	HMS Networks AB (Sweden)*	4,724
85	Hut 8 Corp. (Canada)*	4,525
33	Ichor Holdings Ltd.*	1,569
1	Impinj, Inc.*	123
300	Indra Sistemas SA (Spain)	22,227
15	Inficon Holding AG (Switzerland)	2,329
2,164	Infineon Technologies AG (Germany)	117,085
220	Intel Corp.*	10,034
16	InterDigital, Inc.	5,864
139	IONOS Group SE (Germany)*	3,799
25	IPG Photonics Corp.*	3,289
3	Itron, Inc.*	282
41	Ituran Location and Control Ltd. (Israel)	1,968
235	Jenoptik AG (Germany)	7,808
65	JFrog Ltd.*	2,610
156	Kainos Group PLC (United Kingdom)	1,583
3	Kinaxis, Inc. (Canada)*	285
613	Kitron ASA (Norway)	6,843
13	Klaviyo, Inc., Class A*	226
80	Knowles Corp.*	2,174
138	Kontron AG (Austria)	3,826
50	Kulicke & Soffa Industries, Inc. (Singapore)	3,486
938	Lagercrantz Group AB, Class B (Sweden)	22,955

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
24	Landis+Gyr Group AG (Switzerland)*	$1,645
33	Lasertec Corp. (Japan)	7,115
115	Lattice Semiconductor Corp.*	10,996
20	Life360, Inc.*	1,053
403	Lightspeed Commerce, Inc. (Canada)*	3,637
441	LINK Mobility Group Holding ASA (Norway)*	1,006
23	Littelfuse, Inc.	8,107
141	LiveRamp Holdings, Inc.*	3,831
56	MACOM Technology Solutions Holdings, Inc.*	13,895
31	Manhattan Associates, Inc.*	4,198
35	MARA Holdings, Inc.*	313
3,863	Marvell Technology, Inc.	315,568
70	MaxLinear, Inc.*	1,220
101	Micron Technology, Inc.	41,649
1,616	Microsoft Corp.	634,668
130	Mirion Technologies, Inc.*	2,809
40	MKS, Inc.	9,778
4	MongoDB, Inc.*	1,314
4	Monolithic Power Systems, Inc.	4,571
373	Mycronic AB (Sweden)	8,487
55	Nagarro SE (Germany)	3,656
30	Napco Security Technologies, Inc.	1,398
68	Navitas Semiconductor Corp.*	612
61	Nayax Ltd. (Israel)*	3,056
465	NCAB Group AB (Sweden)*	2,827
235	Nemetschek SE (Germany)	18,812
219	Netcompany Group A/S (Denmark)*(a)	11,185
75	NetScout Systems, Inc.*	2,191
118	Next Vision Stabilized Systems Ltd. (Israel)	13,470
201	Nice Ltd. (Israel)*	22,758
40	nLight, Inc.*	2,248
159	NORBIT ASA (Norway)	3,468
153	Nordic Semiconductor ASA (Norway)*	2,305
20	Novanta, Inc.*	2,689
176	Nutanix, Inc., Class A*	6,737
2,690	NVIDIA Corp.	476,641
6	Okta, Inc.*	435
300	Omron Corp. (Japan)	10,668
41	ON Semiconductor Corp.*	2,726
181	Ondas, Inc.*(b)	1,824
6	One Software Technologies Ltd. (Israel)	116
425	Onestream, Inc.*	10,026
45	Onto Innovation, Inc.*	9,715
9	OSI Systems, Inc.*	2,567
156	Oxford Instruments PLC (United Kingdom)	5,537
3,874	Palantir Technologies, Inc., Class A*	531,474
20	Palo Alto Networks, Inc.*	2,978
26	PDF Solutions, Inc.*	878

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
10	Pegasystems, Inc.	$437
65	Photronics, Inc.*	2,433
25	Plexus Corp.*	4,853
50	Power Integrations, Inc.	2,396
50	Procore Technologies, Inc.*	2,752
78	Progress Software Corp.*	3,267
75	Q2 Holdings, Inc.*	3,609
23	Qnity Electronics, Inc.	2,915
49	Qorvo, Inc.*	4,062
13	QT Group OYJ (Finland)*	337
124	Quadient SA (France)	1,979
140	Qualys, Inc.*	12,946
179	Quantum Computing, Inc.*	1,505
105	Ralliant Corp.	4,818
84	Rambus, Inc.*	8,371
196	Raspberry PI Holdings PLC (United Kingdom)*(b)	983
28	Renishaw PLC (United Kingdom)	1,619
83	Reply SpA (Italy)	8,888
250	Ricoh Co. Ltd. (Japan)	2,354
201	Rigetti Computing, Inc.*	3,501
94	RingCentral, Inc., Class A*	3,426
290	Riot Platforms, Inc.*	4,724
15	Rogers Corp.*	1,617
40	Rubrik, Inc., Class A*	2,078
3,168	Sage Group PLC (The) (United Kingdom)	35,002
51	Salesforce, Inc.	9,934
121	Sandisk Corp.*	76,879
248	Sanmina Corp.*	38,504
640	SAP SE (Germany)	129,186
51	ScanSource, Inc.*	1,876
9	Secunet Security Networks AG (Germany)	2,017
45	Semtech Corp.*	4,060
1,611	SentinelOne, Inc., Class A*	21,136
68	ServiceTitan, Inc., Class A*	4,923
34	Sesa SpA (Italy)	3,097
61	Shopify, Inc., Class A (Canada)*	7,365
30	Silicon Laboratories, Inc.*	6,136
35	Siltronic AG (Germany)	2,372
904	Sinch AB*(a)	2,301
19	SiTime Corp.*	7,560
100	Skyworks Solutions, Inc.	5,958
434	Softcat PLC (United Kingdom)	6,652
31	SolarEdge Technologies, Inc.*	1,097
10	Sopra Steria Group (France)	1,549
119	SoundHound AI, Inc., Class A*(b)	1,023
38	Strategy, Inc.*	4,921
55	SUSS MicroTec SE (Germany)	3,591
25	Synaptics, Inc.*	2,037
8	Synopsys, Inc.*	3,312
261	Taiyo Yuden Co. Ltd. (Japan)	8,018
40	TD SYNNEX Corp.	6,272
5	TE Connectivity PLC (Switzerland)	1,151
393	Technology One Ltd. (Australia)	7,301
305	Technoprobe SpA (Italy)*	6,172

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5	Teledyne Technologies, Inc.*	$3,406
109	Teradata Corp.*	3,432
486	Teradyne, Inc.	155,535
170	Terawulf, Inc.*	2,757
275	TietoEVRY OYJ (Finland)	6,163
366	TomTom NV (Netherlands)*	2,269
503	Tower Semiconductor Ltd. (Israel)*	63,514
48	Trimble, Inc.*	3,210
61	TTM Technologies, Inc.*	6,359
20	Twilio, Inc., Class A*	2,419
148	UiPath, Inc., Class A*	1,588
21	Ultra Clean Holdings, Inc.*	1,274
34	Unity Software, Inc.*	620
19	Universal Display Corp.	2,027
249	Varonis Systems, Inc.*	5,752
28	Veeco Instruments, Inc.*	856
389	VeriSign, Inc.	88,669
75	Viasat, Inc.*	3,434
135	Viavi Solutions, Inc.*	4,011
100	Vishay Intertechnology, Inc.	1,872
110	Vistance Networks, Inc.*	1,933
151	Vitec Software Group AB, Class B (Sweden)	4,003
29	Vontier Corp.	1,187
10	Vusion (France)	1,411
79	Wiit SpA (Italy)	2,486
70	WiseTech Global Ltd. (Australia)	2,372
43	Xero Ltd. (New Zealand)*	2,548
190	Zeta Global Holdings Corp., Class A*	3,221
54	Zoom Communications, Inc., Class A*	3,993

		5,951,435

Materials – 4.8%
278	Acerinox SA	4,441
75	Air Liquide SA (France)	15,784
40	Albemarle Corp.	7,147
104	Alcoa Corp.	6,456
6	Alzchem Group AG (Germany)	1,056
95	AMG Critical Materials NV (Netherlands)	3,746
1,786	Antofagasta PLC (Chile)	102,483
56	APERAM SA (Luxembourg)	2,937
15	AptarGroup, Inc.	2,156
1,019	ArcelorMittal (Luxembourg)	66,750
73	Arkema SA (France)	5,340
446	ATALAYA MINING COPPER SA (Spain)	6,164
28	Aurubis AG (Germany)	5,713
30	Avient Corp.	1,232
53	Axalta Coating Systems Ltd.*	1,771
8	Balchem Corp.	1,451
7,694	Barrick Mining Corp. (Canada)	390,440
15	Cabot Corp.	1,142
206	Capricorn Metals Ltd. (Australia)*	2,161
45	Celanese Corp.	2,247

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
133	Cementir Holding NV (Denmark)	$2,509
356	Clariant AG (Switzerland)*	3,900
26	Cleveland-Cliffs, Inc.*	277
144	Coeur Mining, Inc.*	3,910
30	Commercial Metals Co.	2,199
569	Constellium SE*	14,162
240	Corbion NV (Netherlands)	5,517
21	Crown Holdings, Inc.	2,407
101	Eagle Materials, Inc.	22,604
45	Eastman Chemical Co.	3,398
490	Ecolab, Inc.	151,091
70	Element Solutions, Inc.	2,456
423	Endeavour Mining PLC (Ivory Coast)	30,084
200	Evolution Mining Ltd. (Australia)	2,363
438	Fresnillo PLC (Mexico)	24,968
100	Greif, Inc., Class A	7,267
15	HB Fuller Co.	986
215	Hecla Mining Co.	5,356
1,363	Hudbay Minerals, Inc. (Canada)	38,626
88	Huhtamaki OYJ (Finland)	3,287
43	Imerys SA (France)	1,244
2,309	International Paper Co.	100,557
275	JX Advanced Metals Corp. (Japan)	7,326
148	K+S AG (Germany)	2,619
59	Kemira OYJ (Finland)	1,428
20	Knife River Corp.*	1,780
111	LANXESS AG (Germany)	2,506
584	Lynas Rare Earths Ltd. (Australia)*	7,899
1,186	LyondellBasell Industries NV, Class A	68,219
196	Mitsubishi Chemical Group Corp. (Japan)	1,457
110	Mosaic Co. (The)	3,062
3	MP Materials Corp.*	177
361	Navigator Co. SA (The) (Portugal)	1,465
33	NewMarket Corp.	20,658
24	Newmont Corp.	3,120
125	Nippon Paper Industries Co. Ltd. (Japan)	1,055
3,416	Norsk Hydro ASA (Norway)	31,649
9	Nucor Corp.	1,592
356	OCI NV (Netherlands)*	1,522
465	O-I Glass, Inc.*	6,231
9,180	Pan African Resources PLC (South Africa)	22,117
21	Royal Gold, Inc.	6,296
511	SIG Group AG (Switzerland)*	8,319
43	Silgan Holdings, Inc.	2,066
49	SOL SpA (Italy)	2,985
49	Solstice Advanced Materials, Inc.	3,847
35	Sonoco Products Co.	1,976
198	SSAB AB, Class B (Sweden)	1,753
460	thyssenkrupp AG (Germany)	5,727

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
84	Umicore SA (Belgium)	$1,787
21	Vicat SACA (France)	1,765
3	Vidrala SA (Spain)	290
295	voestalpine AG (Austria)	16,907
16	Wacker Chemie AG (Germany)	1,526
25	Warrior Met Coal, Inc.	2,081
13	Westlake Corp.	1,370
48	Wienerberger AG (Austria)	1,576

		1,305,938

Real Estate – 2.2%
8	Altarea SCA REIT (France)	1,215
240	American Assets Trust, Inc. REIT	4,685
1,120	Apple Hospitality REIT, Inc. REIT	13,731
16	ARGAN SA REIT (France)	1,343
151	British Land Co. PLC (The) REIT (United Kingdom)	828
1,321	CapitaLand Ascendas REIT (Singapore)	2,810
81	Carmila SA REIT (France)*	1,771
185	CK Asset Holdings Ltd. (Hong Kong)	1,177
169	Colonial SFL Socimi SA REIT (Spain)	1,137
1,495	Great Portland Estates PLC REIT (United Kingdom)	6,975
1,000	Hang Lung Group Ltd. (Hong Kong)	2,148
3,113	Host Hotels & Resorts, Inc. REIT	60,984
14	ICADE REIT (France)	354
75	Innovative Industrial Properties, Inc. REIT	3,972
3	Invincible Investment Corp. REIT (Japan)	1,274
33	Jones Lang LaSalle, Inc.*	10,413
338	LondonMetric Property PLC
	REIT (United Kingdom)	977
120	Mercialys SA REIT (France)	1,737
190	Merlin Properties Socimi SA REIT (Spain)	3,367
2,390	PRS REIT PLC (The) REIT (United Kingdom)	—
4,039	Realty Income Corp. REIT	270,613
559	Sun Communities, Inc. REIT	76,281
635	Sun Hung Kai Properties Ltd. (Hong Kong)	11,852
928	Suntec Real Estate Investment Trust REIT (Singapore)	1,042
113	TAG Immobilien AG (Germany)	2,207
1,446	UDR, Inc. REIT	54,225
1,785	Weyerhaeuser Co. REIT	43,786

		580,904

Utilities – 0.3%
376	Enagas SA (Spain)	6,812

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
23	Grenergy Renovables SA (Spain)*	$2,993
184	Iberdrola SA (Spain)	4,356
44	Nippon Gas Co. Ltd. (Japan)	880
248	Solaria Energia y Medio Ambiente SA (Spain)*	6,433
3,088	United Utilities Group PLC (United Kingdom)	57,833

		79,307

TOTAL COMMON STOCKS (Cost $20,633,850)		21,422,481

Shares	Description	Dividend Rate	Value

Preferred Stocks – 0.0%
Chemicals – 0.0%
25	FUCHS SE	3.15%	1,085

Ground Transportation – 0.0%
106	Sixt SE	4.96	6,859

Health Care Equipment & Supplies – 0.0%
25	Draegerwerk AG & Co. KGaA	2.27	2,645

Machinery – 0.0%
113	Jungheinrich AG	2.49%	4,285
1	KSB SE & Co. KGaA	2.47	1,275

			5,560

TOTAL PREFERRED STOCKS (Cost $15,475)			16,149

Units	Description	Expiration Month	Value

Right – 0.0%
Consumer Discretionary – 0.0%
74	AcadeMedia AB*
(Cost $0)		03/26	4

Shares	Dividend Rate	Value

Investment Company – 14.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,825,862	3.589%	3,825,862
(Cost $3,825,862)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $24,475,187)		25,264,496

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Schedule of Investments (continued) February 28, 2026

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
44,458	3.589%	$44,458
(Cost $44,458)

TOTAL INVESTMENTS – 94.1%
(Cost $24,519,645)		$25,308,954

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.9%		1,572,908

NET ASSETS – 100.0%		$26,881,862

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

	Financing Rate				Upfront	Unrealized
	Received (Paid) by		Termination	Notional	Premium	Appreciation/
Reference Obligation/Index	the Fund	Counterparty	Date(a)	Amount (000’s)	(Received) Paid	(Depreciation)*
MXWLPERT	1.000%	JPMorgan Chase	11/18/2026	$8,778	$–	$634,123
MXWSPERT	1.000%	JPMorgan Chase	11/18/2026	5,171	–	(289,935)
TOTAL						$344,188

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)

The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY ETF

Schedule of Investments February 28, 2026

Shares	Description	Value

Common Stocks – 99.8%
Consumer Discretionary – 11.9%
11,884	Boot Barn Holdings, Inc.*	$2,248,690
8,303	Brinker International, Inc.*	1,230,505
10,951	Five Below, Inc.*	2,447,877
5,968	Installed Building Products, Inc.	1,956,072
16,736	Kontoor Brands, Inc.	1,091,354
40,097	Life Time Group Holdings, Inc.*	1,082,619
33,306	Meritage Homes Corp.	2,511,938
12,786	Ollie’s Bargain Outlet Holdings, Inc.*	1,369,381
16,669	Patrick Industries, Inc.	2,063,455
32,231	Taylor Morrison Home Corp.*	2,123,701
19,278	Urban Outfitters, Inc.*	1,276,204

		19,401,796

Consumer Staples – 0.8%
15,454	Freshpet, Inc.*	1,305,090

Energy – 4.2%
37,074	Archrock, Inc.	1,309,825
18,410	Cactus, Inc., Class A	994,140
28,725	CNX Resources Corp.*	1,200,131
28,601	Matador Resources Co.	1,470,091
41,673	Seadrill Ltd. (Norway)*	1,828,611

		6,802,798

Financials – 18.5%
57,962	Atlantic Union Bankshares Corp.	2,148,072
71,260	Columbia Banking System, Inc.	2,027,347
38,495	First Merchants Corp.	1,504,385
54,136	Glacier Bancorp, Inc.	2,462,647
7,945	Hanover Insurance Group, Inc. (The)	1,435,105
33,161	Jefferson Capital, Inc.	684,111
12,421	Nicolet Bankshares, Inc.	1,897,432
55,598	NMI Holdings, Inc.*	2,185,557
17,921	PennyMac Financial Services, Inc.	1,647,478
97,720	Perella Weinberg Partners	1,808,797
9,924	Piper Sandler Cos.	2,933,038
54,723	Renasant Corp.	2,060,321
44,269	Skyward Specialty Insurance Group, Inc.*	2,057,180
19,553	SouthState Bank Corp.	1,929,294
128,439	Valley National Bancorp	1,619,616
51,718	WesBanco, Inc.	1,803,407

		30,203,787

Health Care – 15.8%
59,139	10X Genomics, Inc., Class A*	1,363,154
52,391	Alkermes PLC*	1,576,969
19,220	Bridgebio Pharma, Inc.*	1,277,746
21,449	Cytokinetics, Inc.*	1,334,557
11,914	GeneDx Holdings Corp.*	949,665
15,699	Glaukos Corp.*	1,890,159
11,947	iRhythm Holdings, Inc.*	1,597,911
5,984	Krystal Biotech, Inc.*	1,649,430
6,746	Ligand Pharmaceuticals, Inc.*	1,337,799
20,382	Merit Medical Systems, Inc.*	1,573,083
20,111	RadNet, Inc.*	1,403,949
10,649	Repligen Corp.*	1,370,846

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
19,731	REVOLUTION Medicines, Inc.*	$2,012,957
10,020	Rhythm Pharmaceuticals, Inc.*	929,155
22,325	Supernus Pharmaceuticals, Inc.*	1,221,847
32,915	Veracyte, Inc.*	1,204,360
66,839	WaVe Life Sciences Ltd.*	931,067
47,293	Waystar Holding Corp.*	1,213,065
23,582	Xenon Pharmaceuticals, Inc. (Canada)*	1,019,450

		25,857,169

Industrials – 19.9%
9,622	Alamo Group, Inc.	2,054,586
34,853	Alliance Laundry Holdings, Inc.*	781,753
12,992	ArcBest Corp.	1,333,759
15,696	Arcosa, Inc.	1,687,006
57,574	Centuri Holdings, Inc.*	1,784,794
8,506	Enpro, Inc.	2,200,077
13,294	Esab Corp.	1,677,304
8,493	ESCO Technologies, Inc.	2,355,024
70,464	Gates Industrial Corp. PLC*	1,942,692
13,701	Granite Construction, Inc.	1,842,236
12,532	Herc Holdings, Inc.	1,751,848
22,157	Kratos Defense & Security Solutions, Inc.*	1,909,490
8,147	Landstar System, Inc.	1,327,553
27,793	Mercury Systems, Inc.*	2,474,411
10,418	Moog, Inc., Class A	3,515,346
5,258	MYR Group, Inc.*	1,419,450
9,116	Standex International Corp.	2,388,392

		32,445,721

Information Technology – 15.4%
7,571	Advanced Energy Industries, Inc.	2,540,600
51,929	Allegro MicroSystems, Inc. (Japan)*	1,893,851
40,226	Braze, Inc., Class A*	763,892
42,505	Cohu, Inc.*	1,283,651
27,623	DigitalOcean Holdings, Inc.*	1,548,545
27,643	FormFactor, Inc.*	2,733,340
24,767	Intapp, Inc.*	555,524
26,447	JFrog Ltd.*	1,061,847
6,413	Littelfuse, Inc.	2,260,326
78,492	Mirion Technologies, Inc.*	1,696,212
14,391	Onto Innovation, Inc.*	3,106,873
23,393	Semtech Corp.*	2,110,516
4,936	SiTime Corp.*	1,963,936
43,469	Tenable Holdings, Inc.*	835,909
13,493	Workiva, Inc.*	830,899

		25,185,921

Materials – 7.4%
68,296	Coeur Mining, Inc.*	1,854,236
31,561	Commercial Metals Co.	2,313,421
47,347	Constellium SE*	1,178,467
41,051	Element Solutions, Inc.	1,440,480
22,099	HB Fuller Co.	1,452,346
20,248	Ingevity Corp.*	1,458,464
18,087	Solstice Advanced Materials, Inc.	1,420,010
23,602	Worthington Steel, Inc.	980,899

		12,098,323

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2026

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 2.5%
94,812	Newmark Group, Inc., Class A	$1,376,670
40,955	Terreno Realty Corp. REIT	2,705,488

		4,082,158

Utilities – 3.4%
13,346	IDACORP, Inc.	1,921,424
16,711	Southwest Gas Holdings, Inc.	1,473,409
23,668	Spire, Inc.	2,168,225

		5,563,058

TOTAL COMMON STOCKS (Cost $140,841,534)		162,945,821

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
604,454	3.571%	604,454
(Cost $604,454)

TOTAL INVESTMENTS – 100.2% (Cost $141,445,988)		$163,550,275

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(289,938)

NET ASSETS – 100.0%		$163,260,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	India Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $1,375,671,281, $424,976,261 and $164,400,685, respectively)(a)	$1,640,081,531	$462,239,540	$156,783,749
Investments in affiliated issuers, at value (cost $2,962,217, $– and $2,957,736, respectively)	4,246,141	—	2,957,736
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	4,952,781	—	—
Cash	—	521,857	7,348
Foreign Currency, at value (cost $–, $– and $963,070, respectively)	—	—	962,870
Receivables:
Dividends	1,688,954	179,812	35,634
Securities lending income	5,038	2,925	—
Investments sold	—	—	61,841
Collateral on certain derivative contracts	—	—	148,720

Total assets	1,650,974,445	462,944,134	160,957,898

Liabilities:

Variation margin on futures contracts	—	—	39,520
Payables:
Payable upon return of securities loaned	4,952,781	—	—
Management fees	48,088	71,038	40,171
Investments purchased	—	8,376,465	59,353
Foreign capital gains taxes	—	—	3,892

Total liabilities	5,000,869	8,447,503	142,936

Net Assets:

Paid-in capital	1,436,025,118	447,285,658	169,782,251
Total distributable earnings (loss)	209,948,458	7,210,973	(8,967,289)

NET ASSETS	$1,645,973,576	$454,496,631	$160,814,962

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	18,350,000	2,900,000	6,500,000

Net asset value per share:	$89.70	$156.72	$24.74

(a)	Includes loaned securities having a market value of $4,753,146, $– and $– for Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF and India Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF	MSCI World Private Equity Return Tracker ETF

Assets:

Investments in unaffiliated issuers, at value (cost $168,924,196, $329,671,447 and $20,649,325, respectively)(a)	$209,799,108	$509,250,737	$21,438,634
Investments in affiliated issuers, at value (cost $434,301, $1,983,769 and $3,825,862, respectively)	1,174,173	3,846,735	3,825,862
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	6,096,641	9,279	44,458
Cash	—	—	299,401
Foreign Currency, at value (cost $347,191, $– and $79, respectively)	345,332	—	79
Receivables:
Dividends	169,229	517,022	21,217
Foreign tax reclaims	117,128	—	68
Securities lending income	16,642	52	21
Investments sold	—	—	3,736,398
Fund shares sold	—	—	5,376,374
Unrealized gain on swap contracts	—	—	292,196

Total assets	217,718,253	513,623,825	35,034,708

Liabilities:

Payables:
Payable upon return of securities loaned	6,096,641	9,279	44,458
Due to custodian	73,231	—	—
Management fees	34,746	33,561	3,309
Investments purchased	—	—	8,105,079

Total liabilities	6,204,618	42,840	8,152,846

Net Assets:

Paid-in capital	231,353,866	348,995,787	25,030,269
Total distributable earnings (loss)	(19,840,231)	164,585,198	1,851,593

NET ASSETS	$211,513,635	$513,580,985	$26,881,862

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,900,000	5,275,000	500,000

Net asset value per share:	$72.94	$97.36	$53.76

(a)

Includes loaned securities having a market value of $5,684,054, $9,327 and $42,683 for Innovate Equity ETF, JUST U.S. Large Cap Equity ETF and MSCI World Private Equity Return Tracker ETF, respectively.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

Small Cap Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $140,841,534)	$162,945,821
Investments in affiliated issuers, at value (cost $604,454)	604,454
Receivables:
Investments sold	936,888
Dividends	84,092
Foreign tax reclaims	3,747
Securities lending income	510

Total assets	164,575,512

Liabilities:

Payables:
Investments purchased	1,273,774
Management fees	41,401

Total liabilities	1,315,175

Net Assets:

Paid-in capital	149,057,230
Total distributable earnings	14,203,107

NET ASSETS	$163,260,337

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,800,000

Net asset value per share:	$58.31

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS EQUITY ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	India Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $490, $10,907 and $100,348, respectively)	$11,131,766	$978,437	$79,498

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	69,813	3,040	—

Dividends — affiliated issuers	39,256	9,067	29,529

Total Investment Income	11,240,835	990,544	109,027

Expenses:

Management fees	631,626	945,057	350,297

Trustee fees	17,812	14,710	11,103

Total expenses	649,438	959,767	361,400

Less — expense reductions	(1,180)	(570)	(1,370)

Net expenses	648,258	959,197	360,030

NET INVESTMENT INCOME (LOSS)	10,592,577	31,347	(251,003)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $–, $– and $(103,912), respectively)	3,988,951	(16,867,835)	(745,533)

Investments — affiliated issuers	51,501	—	—

In-kind redemptions — affiliated issuers	153,328	—	—

In-kind redemptions — unaffiliated issuers	41,498,540	76,873,912	—

Futures contracts	—	—	(13,891)

Foreign currency transactions	—	—	(230,363)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $–, $– and $1,965, respectively)	51,597,098	(20,300,954)	(7,299,711)

Investments — affiliated issuers	210,765	—	—

Foreign currency translations	—	—	(236)

Futures contracts	—	—	(61,196)

Net realized and unrealized gain (loss)	97,500,183	39,705,123	(8,350,930)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,092,760	$39,736,470	$(8,601,933)

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF	MSCI World Private Equity Return Tracker ETF*

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $31,697, $272 and $3,758, respectively)	$966,019	$3,100,997	$74,161

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	110,787	466	27

Dividends — affiliated issuers	15,367	32,243	60,779

Total Investment Income	1,092,173	3,133,706	134,967

Expenses:

Management fees	556,224	479,372	44,203

Trustee fees	14,148	14,957	—

Total expenses	570,372	494,329	44,203

Less — expense reductions	(363)	(836)	(2,585)

Net expenses	570,009	493,493	41,618

NET INVESTMENT INCOME	522,164	2,640,213	93,349

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,968,359	275,502	198,402

Investments — affiliated issuers	126,302	21,442	—

In-kind redemptions — affiliated issuers	139,721	21,231	—

In-kind redemptions — unaffiliated issuers	9,339,621	2,613,935	402,873

Swap Contracts	—	—	75,708

Foreign currency transactions	(8,437)	—	207

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(4,410,662)	26,847,243	789,309

Investments — affiliated issuers	(34,663)	370,268	—

Swap Contracts	—	—	292,196

Foreign currency translations	(3,283)	—	(451)

Net realized and unrealized gain	11,116,958	30,149,621	1,758,244

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,639,122	$32,789,834	$1,851,593

*	For the period October 21, 2025 (commencement of operations) through February 28, 2026.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS EQUITY ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

Small Cap Equity ETF

Investment income:

Dividends — unaffiliated issuers	$587,994

Dividends — affiliated issuers	26,286

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	5,505

Total Investment Income	619,785

Expenses:

Management fees	589,349

Trustee fees	13,865

Total expenses	603,214

Less — expense reductions	(38,924)

Net expenses	564,290

NET INVESTMENT INCOME	55,495

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(669,557)

In-kind redemptions — unaffiliated issuers	5,637,862

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	7,849,898

Net realized and unrealized gain	12,818,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,873,698

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets

	Equal Weight U.S. Large Cap Equity ETF		Hedge Industry VIP ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$10,592,577	$18,019,710	$31,347	$1,523,293

Net realized gain	45,692,320	38,236,019	60,006,077	54,730,590

Net change in unrealized gain (loss)	51,807,863	71,573,526	(20,300,954)	12,683,109

Net increase in net assets resulting from operations	108,092,760	127,829,255	39,736,470	68,936,992

Distributions to shareholders:

From distributable earnings	(12,001,108)	(16,518,301)	(1,467,305)	(904,128)

From share transactions:

Proceeds from sales of shares	337,878,703	594,089,469	228,894,660	229,217,606

Cost of shares redeemed	(123,497,029)	(187,596,129)	(185,628,839)	(211,872,367)

Net increase in net assets resulting from share transactions	214,381,674	406,493,340	43,265,821	17,345,239

TOTAL INCREASE	310,473,326	517,804,294	81,534,986	85,378,103

Net Assets:

Beginning of period	$1,335,500,250	$817,695,956	$372,961,645	$287,583,542

End of period	$1,645,973,576	$1,335,500,250	$454,496,631	$372,961,645

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	India Equity ETF		Innovate Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Period April 1, 2025* to August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$(251,003)	$20,546	$522,164	$1,867,670

Net realized gain (loss)	(989,787)	(71,890)	15,565,566	60,188,788

Net change in unrealized loss	(7,361,143)	(323,243)	(4,448,608)	(17,083,004)

Net increase (decrease) in net assets resulting from operations	(8,601,933)	(374,587)	11,639,122	44,973,454

Distributions to shareholders:

From distributable earnings	–	–	(2,719,811)	(3,331,425)

From share transactions:

Proceeds from sales of shares	158,499,217	11,977,741	–	–

Cost of shares redeemed	–	(685,476)	(26,304,784)	(164,584,299)

Net increase (decrease) in net assets resulting from share transactions	158,499,217	11,292,265	(26,304,784)	(164,584,299)

TOTAL INCREASE (DECREASE)	149,897,284	10,917,678	(17,385,473)	(122,942,270)

Net Assets:

Beginning of period	$10,917,678	$–	$228,899,108	$351,841,378

End of period	$160,814,962	$10,917,678	$211,513,635	$228,899,108

*	Commencement of operations.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	JUST U.S. Large Cap Equity ETF		MSCI World Private Equity Return Tracker ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Period October 21, 2025* to February 28, 2026 (Unaudited)

From operations:

Net investment income	$2,640,213	$4,891,024	$93,349

Net realized gain	2,932,110	18,416,836	677,190

Net change in unrealized gain	27,217,511	36,510,263	1,081,054

Net increase in net assets resulting from operations	32,789,834	59,818,123	1,851,593

Distributions to shareholders:

From distributable earnings	(2,591,020)	(4,768,873)	–

From share transactions:

Proceeds from sales of shares	9,749,852	110,925,014	30,418,763

Cost of shares redeemed	(4,817,416)	(48,439,198)	(5,388,494)

Net increase in net assets resulting from share transactions	4,932,436	62,485,816	25,030,269

TOTAL INCREASE	35,131,250	117,535,066	26,881,862

Net Assets:

Beginning of period	$478,449,735	$360,914,669	$–

End of period	$513,580,985	$478,449,735	$26,881,862

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Small Cap Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$55,495	$291,526

Net realized gain (loss)	4,968,305	(5,043,366)

Net change in unrealized gain	7,849,898	6,644,854

Net increase in net assets resulting from operations	12,873,698	1,893,014

Distributions to shareholders:

From distributable earnings	(69,161)	(374,278)

From return of capital	–	(590,432)

Total distributions to shareholders	(69,161)	(964,710)

From share transactions:

Proceeds from sales of shares	25,109,816	101,932,655

Cost of shares redeemed	(20,754,041)	(34,419,519)

Net increase in net assets resulting from share transactions	4,355,775	67,513,136

TOTAL INCREASE	17,160,312	68,441,440

Net Assets:

Beginning of period	$146,100,025	$77,658,585

End of period	$163,260,337	$146,100,025

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2026 (Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$84.26		$76.06	$62.93	$58.98	$70.00	$50.86

Net investment income(a)	0.62		1.30	1.18	1.03	0.94	0.85

Net realized and unrealized gain (loss)	5.54		8.12	13.09	3.94	(10.98)	19.09

Total from investment operations	6.16		9.42	14.27	4.97	(10.04)	19.94

Distributions to shareholders from net investment income	(0.72)		(1.22)	(1.14)	(1.02)	(0.98)	(0.80)

Net asset value, end of period	$89.70		$84.26	$76.06	$62.93	$58.98	$70.00

Market price, end of period	$89.75		$84.23	$76.06	$62.93	$58.99	$69.99

Total Return at Net Asset Value(b)	7.36%		12.52%	22.93%	8.58%	(14.48)%	39.56%

Net assets, end of period (in 000’s)	$1,645,974		$1,335,500	$817,696	$462,534	$613,410	$857,504

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.47	%(c)	1.64%	1.72%	1.72%	1.43%	1.39%

Portfolio turnover rate(d)	28%		46%	39%	44%	47%	43%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Hedge Industry VIP ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2026 (Unaudited)		2025		2024	2023	2022		2021

Per Share Operating Performance:

Net asset value, beginning of period	$143.45		$116.20		$88.85	$75.37	$103.18		$79.37

Net investment income (loss)(a)	0.01	(b)	0.60	(c)	0.76	0.17	(0.04	)(d)	(0.07)

Net realized and unrealized gain (loss)	13.78		27.00		27.33	13.32	(27.77)		23.88

Total from investment operations	13.79		27.60		28.09	13.49	(27.81)		23.81

Distributions to shareholders from net investment income	(0.52)		(0.35)		(0.74)	(0.01)	–		– (e)

Net asset value, end of period	$156.72		$143.45		$116.20	$88.85	$75.37		$103.18

Market price, end of period	$156.40		$143.39		$116.03	$88.90	$75.47		$103.21

Total Return at Net Asset Value(f)	9.61%		23.80%		31.79%	17.90%	(26.95)%		30.00%

Net assets, end of period (in 000’s)	$454,497		$372,962		$287,584	$142,164	$145,084		$221,834

Ratio of net expenses to average net assets	0.45	%(g)	0.45%		0.45%	0.45%	0.45%		0.45%

Ratio of net investment income (loss) to average net assets	0.01	%(b)(g)	0.47	%(c)	0.74%	0.23%	(0.05	)%(d)	(0.08)%

Portfolio turnover rate(h)	83%		137%		144%	120%	117%		136%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from special dividends which amounted to $0.17 per share and 0.11% of average net assets.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.20 per share and 0.15% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.05 per share and 0.05% of average net assets.

(e)	Amount is less than $0.005 per share.

(f)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INDIA EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	India Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period April 1, 2025* to August 31, 2025

Per Share Operating Performance:

Net asset value, beginning of period	$25.69		$24.95

Net investment income (loss)(a)	(0.07)		0.07

Net realized and unrealized gain (loss)	(0.88)		0.67

Total from investment operations	(0.95)		0.74

Net asset value, end of period	$24.74		$25.69

Market price, end of period	$25.06		$25.92

Total Return at Net Asset Value(b)	(3.62)%		2.89%

Net assets, end of period (in 000’s)	$160,815		$10,918

Ratio of net expenses to average net assets	0.75	%(c)	0.75	%(c)

Ratio of net investment income (loss) to average net assets	(0.52	)%(c)	0.67	%(c)

Portfolio turnover rate(d)	15%		22%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INNOVATE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Innovate Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,				For the Period November 6, 2020*
	February 28, 2026 (Unaudited)		2025	2024	2023	2022	to August 31, 2021

Per Share Operating Performance:

Net asset value, beginning of period	$70.43		$59.13	$49.42	$43.67	$63.23	$50.03

Net investment income(a)	0.17		0.47	0.40	0.43	0.33	0.24

Net realized and unrealized gain (loss)	3.26		11.60	9.84	5.39	(19.43)	13.15

Total from investment operations	3.43		12.07	10.24	5.82	(19.10)	13.39

Distributions to shareholders from net investment income	(0.92)		(0.77)	(0.53)	(0.07)	(0.46)	(0.19)

Net asset value, end of period	$72.94		$70.43	$59.13	$49.42	$43.67	$63.23

Market price, end of period	$72.75		$70.42	$59.14	$49.42	$43.62	$63.34

Total Return at Net Asset Value(b)	4.85%		20.58%	20.86%	13.38%	(30.35)%	26.80%

Net assets, end of period (in 000’s)	$211,514		$228,899	$351,841	$336,076	$327,530	$493,184

Ratio of net expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50	%(c)

Ratio of net investment income to average net assets	0.46	%(c)	0.74%	0.76%	0.97%	0.62%	0.50	%(c)

Portfolio turnover rate(d)	18%		45%	33%	45%	38%	38%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	JUST U.S. Large Cap Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2026 (Unaudited)		2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$91.57		$80.65	$64.22	$56.72	$65.65	$50.92

Net investment income(a)	0.51		0.97	0.93	0.89	0.82	0.74

Net realized and unrealized gain (loss)	5.78		10.90	16.43	7.49	(8.97)	14.70

Total from investment operations	6.29		11.87	17.36	8.38	(8.15)	15.44

Distributions to shareholders from net investment income	(0.50)		(0.95)	(0.93)	(0.88)	(0.78)	(0.71)

Net asset value, end of period	$97.36		$91.57	$80.65	$64.22	$56.72	$65.65

Market price, end of period	$97.29		$91.56	$80.67	$64.27	$56.84	$65.68

Total Return at Net Asset Value(b)	6.88%		14.84%	27.27%	15.00%	(12.53)%	30.61%

Net assets, end of period (in 000’s)	$513,581		$478,450	$360,915	$277,747	$269,428	$264,240

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	1.07	%(c)	1.16%	1.31%	1.52%	1.31%	1.29%

Portfolio turnover rate(d)	0%		14%	9%	9%	12%	11%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MSCI WORLD PRIVATE EQUITY RETURN TRACKER ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MSCI World Private Equity Return Tracker ETF

	For the Period October 21, 2025* to February 28, 2026 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$50.00

Net investment income(a)	0.19

Net realized and unrealized gain	3.57

Total from investment operations	3.76

Net asset value, end of period	$53.76

Market price, end of period	$53.84

Total Return at Net Asset Value(b)	7.56%

Net assets, end of period (in 000’s)	$26,882

Ratio of net expenses to average net assets	0.47	%(c)

Ratio of total expenses to average net assets	0.50	%(c)

Ratio of net investment income to average net assets	1.05	%(c)

Portfolio turnover rate(d)	59%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period October 3, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$53.61		$52.65	$39.36

Net investment income(a)	0.02		0.11	0.09

Net realized and unrealized gain	4.70		1.20	13.30

Total from investment operations	4.72		1.31	13.39

Distributions to shareholders from net investment income	(0.02)		(0.14)	(0.10)

Distributions to shareholders from return of capital	–		(0.21)	–

Total distributions	(0.02)		(0.35)	(0.10)

Net asset value, end of period	$58.31		$53.61	$52.65

Market price, end of period	$58.27		$53.60	$52.64

Total Return at Net Asset Value(b)	8.82%		2.52%	34.05%

Net assets, end of period (in 000’s)	$163,260		$146,100	$77,659

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75	%(c)

Ratio of total expenses to average net assets	0.80	%(c)	0.80%	0.80	%(c)

Ratio of net investment income to average net assets	0.07	%(c)	0.22%	0.21	%(c)

Portfolio turnover rate(d)	49%		57%	41%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements February 28, 2026 (unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Diversified

Goldman Sachs Hedge Industry VIP ETF	Diversified

Goldman Sachs India Equity ETF	Non-Diversified

Goldman Sachs Innovate Equity ETF	Diversified

Goldman Sachs JUST U.S. Large Cap Equity ETF	Diversified

Goldman Sachs MSCI World Private Equity Return Tracker ETF(a)	Non-Diversified

Goldman Sachs Small Cap Equity ETF	Non-Diversified

(a)	Commenced operations on October 21, 2025.

The investment objective of each Fund (except India Equity ETF and Small Cap Equity ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective index. The India Equity ETF seeks long-term capital appreciation and the Small Cap Equity ETF seeks long-term growth of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Hedge Industry VIP ETF, Innovate Equity ETF, JUST U.S. Large Cap Equity ETF and Small Cap Equity ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), shares of the India Equity ETF and MSCI World Private Equity Return Tracker ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”) and shares of the Equal Weight U.S. Large Cap Equity ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

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GOLDMAN SACHS EQUITY ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly with respect to Equal Weight U.S. Large Cap Equity ETF, JUST U.S. Large Cap Equity ETF, India Equity ETF and Small Cap Equity ETF, and annually for Hedge Industry VIP ETF, Innovate Equity ETF and MSCI World Private Equity Return Tracker ETF. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2026 (unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share classes on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

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GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin. A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

Equal Weight U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,178,705	$—	$—

North America	1,635,952,581	—	—

Investment Company	1,196,386	—	—

Securities Lending Reinvestment Vehicle	4,952,781	—	—

Total	$1,649,280,453	$—	$—

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2026 (unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Hedge Industry VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$37,100,323	$—	$—

Europe	18,204,323	—	—

North America	381,740,486	—	—

South America	16,308,816	—	—

Total	$453,353,948	$—	$—

India Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$154,179,936	$—	$2,024

North America	2,601,789	—	—

Investment Company	2,957,736	—	—

Total	$159,739,461	$—	$2,024

Derivative Type

Liabilities

Futures Contracts(b)	$(63,255)	$—	$—

Innovate Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$31,452,367	$—	$—

Europe	16,442,955	—	—

North America	160,384,468	—	—

Oceania	734,383	—	—

South America	1,959,108	—	—

Securities Lending Reinvestment Vehicle	6,096,641	—	—

Total	$217,069,922	$—	$—

JUST U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$512,320,262	$—	$—

Investment Company	777,210	—	—

Securities Lending Reinvestment Vehicle	9,279	—	—

Total	$513,106,751	$—	$—

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GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MSCI World Private Equity Return Tracker ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$81,070	$—	$—

Asia	618,808	—	—

Europe	4,181,228	18,797	—

North America	16,263,667	3,839	—

Oceania	168,742	—	—

South America	102,483	—	—

Investment Company	3,825,862	—	—

Securities Lending Reinvestment Vehicle	44,458	—	—

Total	$25,286,318	$22,636	$—

Derivative Type

Assets

Total Return Swap Contracts(b)	$—	$634,123	$—

Liabilities

Total Return Swap Contracts(b)	$—	$(289,935)	$—

Small Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,893,851	$—	$—

Europe	1,828,611	—	—

North America	159,223,359	—	—

Investment Company	604,454	—	—

Total	$163,550,275	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

India Equity ETF
Risk	Statement of Assets and Liabilities	Assets(a)	Statement of Assets and Liabilities	Liabilities(a)

Equity	Variation Margin on Futures Contracts	$—	Variation Margin on Futures Contracts	$(63,255)

65

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2026 (unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

MSCI World Private Equity Return Tracker ETF
Risk	Statement of Assets and Liabilities	Assets(a)	Statement of Assets and Liabilities	Liabilities(a)

Equity	Variation Margin on Swap Contracts	$634,123	Variation Margin on Swap Contracts	$(289,935)

(a) Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

India Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(230,363)	$(61,196)

MSCI World Private Equity Return Tracker ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	75,708	292,196

For the six months ended February 28, 2026, the relevant values for each derivative type were as follows:

Average number of Contracts(a)

Fund	Futures Contracts

India Equity ETF	31

Average number of Notional Amounts(a)

Fund	Swap Contracts

MSCI World Private Equity Return Tracker ETF	14,074,155

(a) Amounts disclosed represent average number of contracts for futures contracts and notional amounts for swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Unitary Management Fee

Equal Weight U.S. Large Cap Equity ETF	0.09%

Hedge Industry VIP ETF	0.45%

India Equity ETF	0.75%

Innovate Equity ETF	0.50%

JUST U.S. Large Cap Equity ETF	0.20%

MSCI World Private Equity Return Tracker ETF	0.50%

Small Cap Equity ETF	0.80%

The Investment Adviser has agreed to waive a portion of its management fee for Small Cap Equity ETF in order to achieve a net management fee rate of 0.75% as an annual percentage for the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2026, the Small Cap Equity ETF waived $37,699 in management fees.

The Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF, India Equity ETF, Innovate Equity ETF, JUST U.S. Large Cap Equity ETF and Small Cap Equity ETF invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. The MSCI World Private Equity Return Tracker ETF invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2026, the management fee waived by GSAM for each Fund was as follows:

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Notes to Financial Statements (continued) February 28, 2026 (unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waived

Equal Weight U.S. Large Cap Equity ETF	$1,180

Hedge Industry VIP ETF	570

India Equity ETF	1,370

Innovate Equity ETF	363

JUST U.S. Large Cap Equity ETF	836

MSCI World Private Equity Return Tracker ETF	2,585

Small Cap Equity ETF	1,225

B. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. and Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 28, 2026:

Equal Weight U.S. Large Cap Equity ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$1,146,927	$18,628,765	$(18,579,306)	$–	$–	$1,196,386	1,196,386	$24,988	$–

Goldman Sachs Group, Inc. (The)

	2,679,174	860,254	(905,267)	204,829	210,765	3,049,755	3,548	14,268	–

Total	$3,826,101	$19,489,017	$(19,484,573)	$204,829	$210,765	$4,246,141	1,199,934	$39,256	$–

Hedge Industry VIP ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$20,630,981	$(20,630,981)	$–	$–	$–	–	$9,067	$–

India Equity ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$158,176	$22,658,549	$(19,858,989)	$–	$–	$2,957,736	2,957,736	$29,529	$–

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Innovate Equity ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$423,357	$6,260,696	$(6,684,053)	$–	$–	$–	–	$8,087	$–

Goldman Sachs Group, Inc. (The)

	$1,326,545	$31,321	$(415,053)	$266,023	$(34,663)	$1,174,173	1,366	$7,280	$–

Total	$1,749,902	$6,292,017	$(7,099,106)	$266,023	$(34,663)	$1,174,173	1,366	$15,367	$–

JUST U.S. Large Cap Equity ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$1,368,665	$3,308,652	$(3,900,107)	$–	$–	$777,210	777,210	$17,883	$–

Goldman Sachs Group, Inc. (The)

	2,713,455	62,224	(119,095)	42,673	370,268	3,069,525	3,571	14,360	–

Total	$4,082,120	$3,370,876	$(4,019,202)	$42,673	$370,268	$3,846,735	780,781	$32,243	$–

MSCI World Private Equity Return Tracker ETF
Underlying Fund	Beginning value as of October 21, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$–	$10,370,859	$(6,544,997)	$–	$–	$3,825,862	3,825,862	$60,779	$–

Small Cap Equity ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$1,812,482	$8,019,175	$(9,227,203)	$–	$–	$604,454	604,454	$26,286	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust

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Notes to Financial Statements (continued) February 28, 2026 (unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	3,950,000	$337,878,703	7,600,000	$594,089,469

Shares redeemed	(1,450,000)	(123,497,029)	(2,500,000)	(187,596,129)

NET INCREASE IN SHARES	2,500,000	$214,381,674	5,100,000	$406,493,340

	Goldman Sachs Hedge Industry VIP ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,500,000	$228,894,660	1,750,000	$229,217,606

Shares redeemed	(1,200,000)	(185,628,839)	(1,625,000)	(211,872,367)

NET INCREASE IN SHARES	300,000	$43,265,821	125,000	$17,345,239

	Goldman Sachs India Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period April 1, 2025(a) to August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	6,075,000	$158,499,217	450,000	$11,977,741

Shares redeemed	—	—	(25,000)	(685,476)

NET INCREASE IN SHARES	6,075,000	$158,499,217	425,000	$11,292,265

(a)	Commenced operations on April 1, 2025.

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Innovate Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares redeemed	(350,000)	$(26,304,784)	(2,700,000)	$(164,584,299)

NET DECREASE IN SHARES	(350,000)	$(26,304,784)	(2,700,000)	$(164,584,299)

	Goldman Sachs JUST U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$9,749,852	1,325,000	$110,925,014

Shares redeemed	(50,000)	(4,817,416)	(575,000)	(48,439,198)

NET INCREASE IN SHARES	50,000	$4,932,436	750,000	$62,485,816

	Goldman Sachs MSCI World Private Equity Return Tracker ETF

	For the Period October 21, 2025(a) to February 28, 2026

	Shares	Dollars

Fund Share Activity

Shares sold	600,000	$30,418,763

Shares redeemed	(100,000)	(5,388,494)

NET INCREASE IN SHARES	500,000	$25,030,269

(a)	Commenced operations on October 21, 2025.

	Goldman Sachs Small Cap Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	450,000	$25,109,816	1,950,000	$101,932,655

Shares redeemed	(375,000)	(20,754,041)	(700,000)	(34,419,519)

NET INCREASE IN SHARES	75,000	$4,355,775	1,250,000	$67,513,136

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Notes to Financial Statements (continued) February 28, 2026 (unaudited)

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Equal Weight U.S. Large Cap Equity ETF	$408,312,604	$408,891,154

Hedge Industry VIP ETF	362,443,930	356,184,961

India Equity ETF	167,572,794	13,523,493

Innovate Equity ETF	42,192,879	46,040,949

JUST U.S. Large Cap Equity ETF	2,730,156	1,972,824

MSCI World Private Equity Return Tracker ETF (a)	32,235,034	12,184,950

Small Cap Equity ETF	75,362,466	73,633,097

(a)	Commenced operations on October 21, 2025.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Equal Weight U.S. Large Cap Equity ETF	$337,912,875	$123,611,238

Hedge Industry VIP ETF	228,889,642	185,117,404

Innovate Equity ETF	—	24,330,315

JUST U.S. Large Cap Equity ETF	9,715,958	4,793,452

Small Cap Equity ETF	24,829,052	20,608,739

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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8. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2026:

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

Equal Weight U.S. Large Cap Equity ETF	$4,816,423	$4,753,146	$(4,952,781)	$4,952,781

Innovate Equity ETF	5,844,307	5,684,054	(6,096,641)	6,096,641

JUST U.S. Large Cap Equity ETF	9,093	9,327	(9,279)	9,279

MSCI World Private Equity Return Tracker ETF(a)	42,988	42,683	(44,458)	44,458

Small Cap Equity ETF	1,540,377	4,903,848	(6,444,225)	—

(a)	Commenced operations on October 21, 2025.

9. TAX INFORMATION

As of Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	India Equity ETF	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(26,592,013)	$(61,923,338)	$—	$(17,572,871)	$(6,141,711)

Perpetual Long-Term	(46,075,363)	(13,461,070)	—	(56,612,395)	(6,612,502)

Total capital loss carryforwards	(72,667,376)	(75,384,408)	—	(74,185,266)	(12,754,213)

Timing differences — Qualified Late Year
Ordinary Loss Deferral/Post-October Capital
Loss Deferral)	(18,753,819)	(13,923,401)	—	—	(4,137,087)

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Notes to Financial Statements (continued) February 28, 2026 (unaudited)

9. TAX INFORMATION (continued)

	MSCI World Private Equity Return Tracker ETF(a)	Small Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$—	$(735,715)

Perpetual Long-Term	—	(94,296)

Total capital loss carryforwards	—	(830,011)

Timing differences — Qualified Late Year Ordinary Loss Deferral/Post-October Capital Loss Deferral)	—	(11,302,682)

(a)	Commenced operations on October 21, 2025.

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	India Equity ETF	Innovate Equity ETF

Tax Cost	$1,395,861,110	$425,495,857	$167,400,534	$177,791,535

Gross unrealized gain	326,130,715	44,659,844	5,601,540	59,850,825

Gross unrealized loss	(72,711,372)	(7,916,161)	(13,260,589)	(20,572,438)

Net unrealized gain (loss)	$253,419,343	$36,743,683	$(7,659,049)	$39,278,387

	JUST U.S. Large Cap Equity ETF	MSCI World Private Equity Return Tracker ETF(a)	Small Cap Equity ETF

Tax Cost	$335,436,407	$24,519,645	$141,578,682

Gross unrealized gain	195,593,002	1,711,490	27,351,893

Gross unrealized loss	(17,922,658)	(922,181)	(5,380,300)

Net unrealized gain (loss)	$177,670,344	$789,309	$21,971,593

(a)	Commenced operations on October 21, 2025.

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of partnership investments, passive foreign investment company investments, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index

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10. OTHER RISKS (continued)

Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to a Fund and may negatively impact a Fund’s performance.

Index Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — GSAM, JUST Capital Foundation, Inc., MSCI and Solactive AG (the “Index Providers”) constructs the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest

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Notes to Financial Statements (continued) February 28, 2026 (unaudited)

10. OTHER RISKS (continued)

in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except India Equity ETF and Small Cap Equity ETF) trading individually or in the aggregate at any point in time.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk— The India Equity ETF, MSCI World Private Equity Return Tracker ETF and Small Cap Equity ETF are non-diversified, meaning that each is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. The JUST U.S. Large Cap Equity ETF is classified as “diversified”; however, the Fund may become “non-diversified” to the extent its Index is non-diversified and thus may invest a larger percentage of its assets in fewer issuers than diversified funds.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tracking Error Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but

76

GOLDMAN SACHS EQUITY ETFS

10. OTHER RISKS (continued)

The information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

77

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Goldman Sachs MSCI World Private Equity Return Tracker ETF (Unaudited)

Background

The Goldman Sachs MSCI World Private Equity Return Tracker ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on October 21, 2025. At a meeting held on September 16-17, 2025 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Fund. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as the Fund’s peer group and category medians. The comparisons of the Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds were prepared by

78

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the Investment Adviser and a third-party provider of mutual fund and ETF data. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders. They also noted that shareholders would be able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. They further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) fees earned by the Investment Adviser for managing the funds in which the Fund’s securities lending cash collateral is invested; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (e) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for an initial two-year period from its effective date.

79

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPSDISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. EQTYETFSAR-26

Goldman Sachs Future Thematic Equity ETFs

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Canada – 1.0%
5,393	Xenon Pharmaceuticals, Inc. (Health Care)*	$233,139

France – 1.6%
1,658	Sartorius Stedim Biotech (Health Care)	358,437

Japan – 3.6%
4,523	Hoya Corp. (Health Care)	818,848

Netherlands – 3.6%
1,061	Argenx SE ADR (Health Care)*	813,702

Switzerland – 3.0%
953	Lonza Group AG (Health Care)	664,454

United Kingdom – 6.4%
6,923	AstraZeneca PLC (Health Care)	1,446,593

United States – 79.6%
6,078	Abbott Laboratories (Health Care)	707,175
5,409	Agilent Technologies, Inc. (Health Care)	656,544
5,225	Apogee Therapeutics, Inc. (Health Care)*	365,750
1,623	Arcellx, Inc. (Health Care)*	184,681
17,062	Boston Scientific Corp. (Health Care)*	1,311,215
3,115	Bridgebio Pharma, Inc. (Health Care)*	207,085
2,056	Cencora, Inc. (Health Care)	765,120
3,187	CG oncology, Inc. (Health Care)*	187,396
3,546	Cytokinetics, Inc. (Health Care)*	220,632
8,247	Dexcom, Inc. (Health Care)*	605,577
2,619	Eli Lilly & Co. (Health Care)	2,755,162
1,664	GeneDx Holdings Corp. (Health Care)*	132,637
8,978	Guardant Health, Inc. (Health Care)*	843,034
1,846	Insmed, Inc. (Health Care)*	275,663
432	Insulet Corp. (Health Care)*	106,536
2,003	Intuitive Surgical, Inc. (Health Care)*	1,008,531
3,918	Ionis Pharmaceuticals, Inc. (Health Care)*	317,946
7,357	Johnson & Johnson (Health Care)	1,827,700
466	Madrigal Pharmaceuticals, Inc. (Health Care)*	201,312
10,915	Merck & Co., Inc. (Health Care)	1,351,495
293	Mettler-Toledo International, Inc. (Health Care)*	400,440
1,137	Natera, Inc. (Health Care)*	236,541
750	Penumbra, Inc. (Health Care)*	258,293
6,309	QIAGEN NV (Health Care)	314,188
2,204	Repligen Corp. (Health Care)*	283,721

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
1,159	REVOLUTION Medicines, Inc. (Health Care)*	$118,241
2,150	Rhythm Pharmaceuticals, Inc. (Health Care)*	199,370
17,375	Roivant Sciences Ltd. (Health Care)*	502,833
4,939	Royalty Pharma PLC, Class A (Health Care)	228,231
1,092	Structure Therapeutics, Inc. ADR (Health Care)*	68,774
2,001	Thermo Fisher Scientific, Inc. (Health Care)	1,042,741
3,619	Ultragenyx Pharmaceutical, Inc. (Health Care)*	84,648
775	UnitedHealth Group, Inc. (Health Care)	227,284

		17,996,496

TOTAL COMMON STOCKS
(Cost $17,764,144)		22,331,669

Shares	Dividend Rate	Value

Investment Company – 1.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	245,420 3.571%	245,420
(Cost $245,420)

TOTAL INVESTMENTS – 99.9%
(Cost $18,009,564)		$22,577,089

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		28,757

NET ASSETS – 100.0%		$22,605,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	—American Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value

Health Care	98.9%
Investment Company	1.1

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%

Communication Services – 9.4%
81,624	Capcom Co. Ltd. (Japan)	$1,878,463
52,979	Cellnex Telecom SA (Spain)*(a)	2,010,433
223,458	Kuaishou Technology (China)(a)	1,795,457
907,971	Meitu, Inc. (China)*(a)	656,995
109,739	NetEase, Inc. (China)	2,514,044
10,062	Reddit, Inc., Class A*	1,467,140
30,633	ROBLOX Corp., Class A*	2,103,262
5,794	Spotify Technology SA*	2,983,562
106,638	Tencent Music Entertainment Group ADR (China)	1,556,915

		16,966,271

Consumer Discretionary – 3.5%
13,895	DoorDash, Inc., Class A*	2,452,051
817,850	Eternal Ltd. (India)*	2,214,165
922	MercadoLibre, Inc. (Brazil)*	1,620,489

		6,286,705

Financials – 1.0%
1,538	Adyen NV (Netherlands)*(a)	1,806,475

Health Care – 1.4%
14,217	Hoya Corp. (Japan)	2,573,858

Industrials – 9.4%
105,131	Daifuku Co. Ltd. (Japan)	4,358,097
120,366	Ebara Corp. (Japan)	4,272,656
14,124	Rocket Lab Corp.*	975,968
16,124	SK Square Co. Ltd. (South Korea)*	7,229,739

		16,836,460

Information Technology – 72.9%
104,293	Accton Technology Corp. (Taiwan)	4,678,165
29,308	Advantest Corp. (Japan)	5,040,319
36,021	Amphenol Corp., Class A	5,261,227
51,587	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (China)	2,018,622
5,432	AppLovin Corp., Class A*	2,361,671
283,834	ASE Technology Holding Co. Ltd. (Taiwan)	3,523,940
2,818	ASM International NV (Netherlands)	2,376,297
15,631	Cadence Design Systems, Inc.*	4,711,183
9,635	Cambricon Technologies Corp. Ltd., Class A (China)*	1,654,306
57,019	Chroma ATE, Inc. (Taiwan)	2,521,105
6,292	Ciena Corp.*	2,194,020
17,685	Cloudflare, Inc., Class A*	3,045,180
90,921	Coforge Ltd. (India)	1,185,080
10,747	Coherent Corp.*	2,782,721
18,325	CoreWeave, Inc., Class A*	1,457,937
21,497	Datadog, Inc., Class A*	2,406,804
146,986	Delta Electronics, Inc. (Taiwan)	6,734,484
10,294	Elastic NV*	536,009
37,152	Elite Material Co. Ltd. (Taiwan)	2,904,453
5,513	HubSpot, Inc.*	1,458,244
73,297	Infineon Technologies AG (Germany)	3,965,780

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
28,332	IsuPetasys Co. Ltd. (South Korea)	$2,513,148
47,076	Jentech Precision Industrial Co. Ltd. (Taiwan)	4,705,941
2,218	KLA Corp.	3,381,452
53,084	Lotes Co. Ltd. (Taiwan)	3,018,939
5,047	Lumentum Holdings, Inc.*	3,537,493
45,377	Marvell Technology, Inc.	3,706,847
91,028	MediaTek, Inc. (Taiwan)	5,672,662
37,788	Microchip Technology, Inc.	2,820,496
8,883	Micron Technology, Inc.	3,663,083
7,926	MongoDB, Inc.*	2,603,453
12,105	Motorola Solutions, Inc.	5,837,757
40,112	NAURA Technology Group Co. Ltd., Class A (China)	2,758,829
66,619	Netskope, Inc., Class A*	719,485
37,896	Persistent Systems Ltd. (India)	1,971,523
86,411	Samsara, Inc., Class A*	2,497,278
18,619	SCREEN Holdings Co. Ltd. (Japan)	2,733,967
15,355	Shopify, Inc., Class A (Canada)*	1,853,809
6,147	SK hynix, Inc. (South Korea)	4,533,867
19,179	Snowflake, Inc.*	3,229,935
16,259	Teradyne, Inc.	5,203,368
8,359	Zscaler, Inc.*	1,228,689

		131,009,568

Real Estate – 1.1%
2,043	Equinix, Inc. REIT	1,990,413

TOTAL COMMON STOCKS
(Cost $121,963,390)		177,469,750

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,395,544	3.571%	2,395,544
(Cost $2,395,544)

TOTAL INVESTMENTS – 100.0%
(Cost $124,358,934)		$179,865,294

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		22,988

NET ASSETS – 100.0%		$179,888,282

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
REIT —Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS FUTURE ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Future Health Care Equity ETF	Future Tech Leaders Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $17,764,144 and $121,963,390, respectively)	$ 22,331,669	$ 177,469,750

Investments in affiliated issuers, at value (cost $245,420 and $2,395,544, respectively)	245,420	2,395,544

Foreign Currency, at value (cost $444 and $–, respectively)	451	—

Receivables:

Dividends	31,758	96,140

Foreign tax reclaims	2,017	19,256

Total assets	22,611,315	179,980,690

Liabilities:

Payables:

Management fees	5,469	43,487

Foreign bank overdraft (cost $– and $846, respectively)	—	850

Foreign capital gains taxes	—	48,071

Total liabilities	5,469	92,408

Net Assets:

Paid-in capital	37,483,795	225,165,640

Total distributable loss	(14,877,949)	(45,277,358)

NET ASSETS	$ 22,605,846	$ 179,888,282

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	650,000	4,100,000

Net asset value per share:	$ 34.78	$ 43.88

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Future Health Care Equity ETF	Future Tech Leaders Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $184 and $41,613, respectively)	$75,328	$412,893

Dividends — affiliated issuers	4,056	55,298

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	—	6,147

Total Investment Income	79,384	474,338

Expenses:

Management fees	66,026	660,439

Trustee fees	12,109	13,967

Total expenses	78,135	674,406

Less — expense reductions	(191)	(2,663)

Net expenses	77,944	671,743

NET INVESTMENT INCOME (LOSS)	1,440	(197,405)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $– and $118,247, respectively)	(516,921)	6,032,045

In-kind redemptions	194,215	6,612,299

Foreign currency transactions	(606)	(32,131)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $– and $(356,087), respectively)	1,759,091	19,261,742

Foreign currency translations	(123)	568

Net realized and unrealized gain	1,435,656	31,874,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,437,096	$31,677,118

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FUTURE ETFS

Statements of Changes in Net Assets

	Future Health Care Equity ETF		Future Tech Leaders Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$1,440	$39,018	$(197,405)	$5,525

Net realized gain (loss)	(323,312)	(2,446,751)	12,612,213	20,516,316

Net change in unrealized gain (loss)	1,758,968	(647,204)	19,262,310	13,961,882

Net increase (decrease) in net assets resulting from operations	1,437,096	(3,054,937)	31,677,118	34,483,723

Distributions to shareholders:

From distributable earnings	(67,956)	(3,600)	–	–

From share transactions:

Proceeds from sales of shares	1,737,793	–	2,113,347	8,141,056

Cost of shares redeemed	(809,415)	(827,726)	(29,751,893)	(42,349,891)

Net increase (decrease) in net assets resulting from share transactions	928,378	(827,726)	(27,638,546)	(34,208,835)

TOTAL INCREASE (DECREASE)	2,297,518	(3,886,263)	4,038,572	274,888

Net Assets:

Beginning of period	$20,308,328	$24,194,591	$175,849,710	$175,574,822

End of period	$22,605,846	$20,308,328	$179,888,282	$175,849,710

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Future Health Care Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period November 9, 2021* to August 31, 2022
			2025	2024	2023

Per Share Operating Performance:

Net asset value, beginning of period	$ 32.49		$37.22	$32.42	$29.94	$ 39.68

Net investment income (loss)(a)	–	(b)	0.06	0.01	(0.04)	(0.08)

Net realized and unrealized gain (loss)	2.40		(4.78)	4.97	2.52	(9.66)

Total from investment operations	2.40		(4.72)	4.98	2.48	(9.74)

Distributions to shareholders from net investment income	(0.11)		(0.01)	(0.18)	– (b)	–

Net asset value, end of period	$ 34.78		$32.49	$37.22	$32.42	$ 29.94

Market price, end of period	$ 34.67		$32.45	$37.23	$32.42	$ 30.00

Total Return at Net Asset Value(c)	7.39%		(12.69)%	15.44%	8.28%	(24.55)%

Net assets, end of period (in 000’s)	$ 22,606		$20,308	$24,195	$111,841	$ 101,781

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.75%	0.75	%(d)

Ratio of net investment income (loss) to average net assets	0.01	%(d)	0.19%	0.02%	(0.14)%	(0.33	)%(d)

Portfolio turnover rate(e)	38%		46%	45%	28%	24%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Tech Leaders Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period September 14, 2021* to August 31, 2022
			2025		2024	2023

Per Share Operating Performance:

Net asset value, beginning of period	$ 36.83		$29.89		$25.09	$24.12	$ 40.22

Net investment income (loss)(a)	(0.04)		–	(b)	(0.01)	0.05	0.01

Net realized and unrealized gain (loss)	7.09		6.94		4.88	0.92	(16.11)

Total from investment operations	7.05		6.94		4.87	0.97	(16.10)

Distributions to shareholders from net investment income	–		–		(0.07)	– (b)	–	(b)

Net asset value, end of period	$ 43.88		$36.83		$29.89	$25.09	$ 24.12

Market price, end of period	$ 43.58		$36.56		$29.81	$25.06	$ 24.08

Total Return at Net Asset Value(c)	19.15%		23.19%		19.44%	4.05%	(40.03)%

Net assets, end of period (in 000’s)	$ 179,888		$175,850		$175,575	$255,895	$ 242,407

Ratio of net expenses to average net assets	0.75	%(d)	0.75%		0.75%	0.75%	0.75	%(d)

Ratio of net investment income (loss) to average net assets	(0.22	)%(d)	–	%(e)	(0.03)%	0.19%	0.03	%(d)

Portfolio turnover rate(f)	29%		59%		48%	44%	55%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. O R G A N I Z A T I O N

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Future Health Care Equity ETF	Non-Diversified

Goldman Sachs Future Tech Leaders Equity ETF	Non-Diversified

The investment objective of each Fund is to seek long-term growth of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. S I G N I F I C A N T A C C O U N T I N G P O L I C I E S

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

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GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. S I G N I F I C A N T A C C O U N T I N G P O L I C I E S ( c o n t i n u e d)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. I N V E S T M E N T S A N D F A I R V A L U E M E A S U R E M E N T S

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee

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GOLDMAN SACHS FUTURE ETFS

3. I N V E S T M E N T S A N D F A I R V A L U E M E A S U R E M E N T S ( c o n t i n u e d )

to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2026:

Future Health Care Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$818,848	$—	$—

Europe	3,283,186	—	—

North America	18,229,635	—	—

Investment Company	245,420	—	—

Total	$22,577,089	$—	$—

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GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. I N V E S T M E N T S A N D F A I R V A L U E M E A S U R E M E N T S ( c o n t i n u e d )

Future Tech Leaders Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$87,219,739	$—	$—

Europe	10,158,985	—	—

North America	78,470,537	—	—

South America	1,620,489	—	—

Investment Company	2,395,544	—	—

Total	$179,865,294	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

4. A G R E E M E N T S A N D A F F I L I A T E D T R A N S A C T I O N S

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Unitary Management Fee

Future Health Care Equity ETF	0.75%

Future Tech Leaders Equity ETF	0.75%

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). For the six months ended February 28, 2026, GSAM waived $191 and $2,663 of the Funds’ management fees for the Future Health Care Equity ETF and the Future Tech Leaders Equity ETF, respectively.

B. Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

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4. A G R E E M E N T S A N D A F F I L I A T E D T R A N S A C T I O N S ( c o n t i n u e d )

The following tables provide information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the six months ended February 28, 2026:

Future Health Care Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$302,347	$1,603,553	$(1,660,480)	$245,420	245,420	$4,056

Future Tech Leaders Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	2,862,302	19,471,103	(19,937,861)	2,395,544	2,395,544	55,298

5. C R E A T I O N A N D R E D E M P T I O N O F C R E A T I O N U N I T S

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Future Health Care Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	50,000	$1,737,793	—	$—

Shares redeemed	(25,000)	(809,415)	(25,000)	(827,726)

NET INCREASE (DECREASE) IN SHARES	25,000	$928,378	(25,000)	$ (827,726)

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GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. C R E A T I O N A N D R E D E M P T I O N O F C R E A T I O N U N I T S ( c o n t i n u e d )

	Goldman Sachs Future Tech Leaders Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	50,000	$2,113,347	250,000	$8,141,056

Shares redeemed	(725,000)	(29,751,893)	(1,350,000)	(42,349,891)

NET DECREASE IN SHARES	(675,000)	$(27,638,546)	(1,100,000)	$(34,208,835)

6. P O R T F O L I O S E C U R I T I E S T R A N S A C T I O N S

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026 were as follows:

Fund	Purchases	Sales

Future Health Care Equity ETF	$8,000,918	$8,018,305

Future Tech Leaders Equity ETF	52,421,499	60,907,451

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026 were as follows:

Fund	Purchases	Sales

Future Health Care Equity ETF	$1,718,323	$798,581

Future Tech Leaders Equity ETF	1,377,744	20,321,345

7. S E C U R I T I E S L E N D I N G

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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GOLDMAN SACHS FUTURE ETFS

7. S E C U R I T I E S L E N D I N G ( c o n t i n u e d )

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of February 28, 2026.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026 are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2026:

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

Future Health Care Equity ETF	$—	$—	$—	$—

Future Tech Leaders Equity ETF	—	14,664,163	(14,664,163)	—

8. T A X I N F O R M A T I O N

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	Future Health Care Equity ETF	Future Tech Leaders Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(9,167,745)	$(44,562,503)

Perpetual Long-Term	(7,934,115)	(66,914,820)

Total capital loss carryforwards	(17,101,860)	(111,477,323)

Timing differences — (Post October Capital Loss Deferral and Qualified Late Year Ordinary Loss Deferral)	(1,927,713)	(1,026,855)

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. T A X I N F O R M A T I O N (c o n t i n u e d)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Future Health Care Equity ETF	Future Tech Leaders Equity ETF

Tax Cost	$18,103,717	$125,006,036

Gross unrealized gain	5,208,508	66,166,669

Gross unrealized loss	(735,136)	(11,307,411)

Net unrealized gain (loss)	$4,473,372	$54,859,258

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. O T H E R R I S K S

The Funds’ risks include, but are not limited to, the following:

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that a Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact a Fund’s performance.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency

18

GOLDMAN SACHS FUTURE ETFS

9. O T H E R R I S K S ( c o n t i n u e d )

exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

19

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. O T H E R R I S K S ( c o n t i n u e d )

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key Themes or associated with these themes.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising from factors such as failures in systems and technology.

10. I N D E M N I F I C A T I O N S

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

20

GOLDMAN SACHS FUTURE ETFS

11. O T H E R M A T T E R S

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. S U B S E Q U E N T E V E N T S

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

21

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Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs MarketBeta® ETFs Goldman Sachs MarketBeta® Emerging Markets Equity ETF (GSEE) Goldman Sachs MarketBeta® International Equity ETF (GSID) Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (GGUS) Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (GVUS) Goldman Sachs MarketBeta® U.S. Equity ETF (GSUS)

Goldman Sachs MarketBeta® ETFs

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%

Argentina – 0.0%
870	Vista Energy SAB de CV ADR (Energy)*	$50,234

Australia – 0.0%
3,225	Yancoal Australia Ltd. (Energy)(a)	13,468

Brazil – 3.2%
48,769	Ambev SA (Consumer Staples)	154,723
12,806	Axia Energia (Utilities)	152,997
58,098	B3 SA – Brasil Bolsa Balcao (Financials)	202,785
15,976	Banco Bradesco SA (Financials)	57,227
12,970	Banco BTG Pactual SA (Financials)	154,931
19,014	Banco do Brasil SA (Financials)	99,920
4,144	Banco Santander Brasil SA (Financials)	27,070
7,419	BB Seguridade Participacoes SA (Financials)	50,170
6,902	Caixa Seguridade Participacoes SA (Financials)	23,943
5,177	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	155,364
20,333	Cia Paranaense de Energia (Utilities)	58,124
2,055	CPFL Energia SA (Utilities)	20,176
5,440	CSN Mineracao SA (Materials)	5,771
7,693	Embraer SA (Industrials)	138,639
3,664	Energisa SA (Utilities)	38,475
7,400	Eneva SA (Utilities)*	30,879
2,812	Engie Brasil Energia SA (Utilities)	18,468
13,166	Equatorial SA (Utilities)	108,109
5,618	Itau Unibanco Holding SA (Financials)	47,741
10,878	Klabin SA (Materials)	43,611
9,591	Localiza Rent a Car SA (Industrials)	94,931
11,020	Motiva Infraestrutura de Mobilidade SA (Industrials)	35,778
2,513	Neoenergia SA (Utilities)	16,107
38,464	NU Holdings Ltd., Class A (Financials)*	576,191
2,187	Pagseguro Digital Ltd., Class A (Financials)	23,204
40,955	Petroleo Brasileiro SA - Petrobras (Energy)	341,242
2,098	Porto Seguro SA (Financials)	21,408
8,969	PRIO SA (Energy)*	95,298
14,214	Raia Drogasil SA (Consumer Staples)	69,511
7,367	Rede D’Or Sao Luiz SA (Health Care)(b)	57,892
14,290	Rumo SA (Industrials)	44,500
2,584	StoneCo Ltd., Class A (Financials)*	43,411
7,867	Suzano SA (Materials)	88,973

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
8,946	Telefonica Brasil SA (Communication Services)	$75,324
8,848	TIM SA (Communication Services)	48,136
5,660	TOTVS SA (Information Technology)	41,763
8,486	Ultrapar Participacoes SA (Consumer Discretionary)	42,692
39,456	Vale SA (Materials)	680,662
13,182	Vibra Energia SA (Consumer Discretionary)	76,907
16,419	WEG SA (Industrials)	159,120
4,395	XP, Inc., Class A (Financials)	94,624

		4,316,797

Chile – 0.5%
494,176	Banco de Chile (Financials)	101,759
999	Banco de Credito e Inversiones SA (Financials)	68,333
888	Banco Itau Chile SA (Financials)	21,231
698,139	Banco Santander Chile (Financials)	59,899
13,722	Cencosud SA (Consumer Staples)	42,814
8,524	Cencosud Shopping SA (Real Estate)	24,672
13,136	Empresas CMPC SA (Materials)	19,430
4,839	Empresas Copec SA (Consumer Discretionary)	39,870
237,451	Enel Americas SA (Utilities)	21,324
284,364	Enel Chile SA (Utilities)	23,764
13,334	Falabella SA (Consumer Discretionary)	98,845
5,013,675	Latam Airlines Group SA (Industrials)	140,865
5,379	Plaza SA (Real Estate)	25,106
3,228	Quinenco SA (Industrials)	16,248

		704,160

China – 24.4%
5,231	360 Security Technology, Inc., Class A (Information Technology)	9,454
1,043	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	3,725
20,980	3SBio, Inc. (Health Care)*(b)	58,846
7,779	AAC Technologies Holdings, Inc. (Information Technology)	37,134
574	Accelink Technologies Co. Ltd., Class A (Information Technology)	6,352
164	ACM Research Shanghai, Inc., Class A (Information Technology)	4,117

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
479	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	$24,621
598	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	2,428
1,693	AECC Aviation Power Co. Ltd., Class A (Industrials)	14,100
53,313	Agricultural Bank of China Ltd., Class A (Financials)	49,732
340,320	Agricultural Bank of China Ltd., Class H (Financials)	231,023
6,990	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	10,799
369	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	1,576
7,303	Air China Ltd., Class A (Industrials)*	8,952
18,228	Air China Ltd., Class H (Industrials)*	15,823
1,082	Airtac International Group (Industrials)	41,774
1,066	Aisino Corp., Class A (Information Technology)	1,572
6,498	Akeso, Inc. (Health Care)*(b)	88,804
199,447	Alibaba Group Holding Ltd. (Consumer Discretionary)	3,643,624
568	All Winner Technology Co. Ltd., Class A (Information Technology)	3,530
8,760	Aluminum Corp. of China Ltd., Class A (Materials)	17,518
42,244	Aluminum Corp. of China Ltd., Class H (Materials)	76,364
292	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	4,043
1,561	An Hui Wenergy Co. Ltd., Class A (Utilities)	1,961
328	Andon Health Co. Ltd., Class A (Health Care)	2,122
4,646	Angang Steel Co. Ltd., Class A (Materials)*	1,828
17,937	Angang Steel Co. Ltd., Class H (Materials)*	4,930
605	Angel Yeast Co. Ltd., Class A (Consumer Staples)	3,879
3,019	Anhui Conch Cement Co. Ltd., Class A (Materials)	11,247
13,467	Anhui Conch Cement Co. Ltd., Class H (Materials)	42,180
4,699	Anhui Expressway Co. Ltd., Class H (Industrials)	8,320
979	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	17,296

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,476	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	$11,789
251	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,029
463	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	2,566
200	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Information Technology)	7,826
149	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	2,083
318	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	4,485
14,135	ANTA Sports Products Ltd. (Consumer Discretionary)	153,689
690	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	1,817
184	APT Medical, Inc., Class A (Health Care)	6,604
2,736	Ascentage Pharma Group International (Health Care)*(b)	16,404
574	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	4,727
282	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	4,018
147	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	2,089
290	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	2,910
727	Atour Lifestyle Holdings Ltd. ADR (Consumer Discretionary)	28,549
246	Autobio Diagnostics Co. Ltd., Class A (Health Care)	1,302
770	Autohome, Inc. ADR (Communication Services)	14,769
1,187	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	10,206
335	AVIC Chengdu UAS Co. Ltd., Class A (Industrials)*	2,435
29,017	AviChina Industry & Technology Co. Ltd., Class H (Industrials)(a)	15,766
598	AVICOPTER PLC, Class A (Industrials)	3,377
3,617	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	4,212
5,672	BAIC Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	2,645

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
23,808	Baidu, Inc., Class A (Communication Services)*	$376,501
229	Baimtec Material Co. Ltd., Class A (Industrials)	2,452
4,194	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	6,541
14,731	Bank of Beijing Co. Ltd., Class A (Financials)	11,573
2,797	Bank of Changsha Co. Ltd., Class A (Financials)	3,995
3,060	Bank of Chengdu Co. Ltd., Class A (Financials)	7,212
28,698	Bank of China Ltd., Class A (Financials)	22,085
738,366	Bank of China Ltd., Class H (Financials)	437,989
1,436	Bank of Chongqing Co. Ltd., Class A (Financials)	2,049
5,408	Bank of Chongqing Co. Ltd., Class H (Financials)	5,296
36,649	Bank of Communications Co. Ltd., Class A (Financials)	34,988
82,271	Bank of Communications Co. Ltd., Class H (Financials)	72,151
2,387	Bank of Guiyang Co. Ltd., Class A (Financials)	2,021
4,529	Bank of Hangzhou Co. Ltd., Class A (Financials)	10,727
14,115	Bank of Jiangsu Co. Ltd., Class A (Financials)	21,293
8,277	Bank of Nanjing Co. Ltd., Class A (Financials)	13,572
5,362	Bank of Ningbo Co. Ltd., Class A (Financials)	24,454
8,500	Bank of Qingdao Co. Ltd., Class H (Financials)(b)	4,705
11,060	Bank of Shanghai Co. Ltd., Class A (Financials)	15,604
2,387	Bank of Suzhou Co. Ltd., Class A (Financials)	2,829
5,539	Bank of Zhengzhou Co. Ltd., Class A (Financials)	1,558
15,329	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	16,087
6,432	BBMG Corp., Class A (Materials)	1,922
26,210	BBMG Corp., Class H (Materials)	2,848
5,014	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	2,324
354	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	5,987
3,252	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	1,920

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
149	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	$1,238
574	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	1,059
1,931	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	5,485
5,192	Beijing Enterprises Holdings Ltd. (Utilities)	23,364
49,465	Beijing Enterprises Water Group Ltd. (Utilities)	17,896
7,296	Beijing Geekplus Technology Co. Ltd., Class H (Industrials)*	22,311
164	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	7,059
4,027	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	3,234
315	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	13,827
831	Beijing New Building Materials PLC, Class A (Industrials)	3,390
1,807	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	4,741
2,244	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,380
90	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	1,877
1,239	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	2,140
1,699	Beijing Shougang Co. Ltd., Class A (Materials)	1,416
1,226	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	3,118
1,281	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	3,045
926	Beijing Tongrentang Co. Ltd., Class A (Health Care)	4,153
1,308	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	2,219
472	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,880
482	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)*	2,880
1,807	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	3,403

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
29,755	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	$21,468
48	Bestechnic Shanghai Co. Ltd., Class A (Information Technology)	1,447
208	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	1,673
149	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	999
357	BGI Genomics Co. Ltd., Class A (Health Care)*	2,528
3,184	Bilibili, Inc., Class Z (Communication Services)*	90,039
305	Biwin Storage Technology Co. Ltd., Class A (Information Technology)*	7,371
820	Bloks Group Ltd. (Consumer Discretionary)*	6,625
479	Bloomage Biotechnology Corp. Ltd., Class A (Consumer Staples)	3,306
2,532	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)*	6,827
2,431	BOC Aviation Ltd. (Industrials)(b)	27,069
39,880	BOC Hong Kong Holdings Ltd. (Financials)	228,916
1,699	BOC International China Co. Ltd., Class A (Financials)	3,544
25,838	BOE Technology Group Co. Ltd., Class A (Information Technology)	16,872
34,318	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	18,295
820	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	2,087
3,687	BYD Co. Ltd., Class A (Consumer Discretionary)	48,000
40,596	BYD Co. Ltd., Class H (Consumer Discretionary)	492,779
696	By-health Co. Ltd., Class A (Consumer Staples)	1,223
6,998	C&D International Investment Group Ltd. (Real Estate)	13,527
1,807	Caida Securities Co. Ltd., Class A (Financials)	1,804
3,255	Caitong Securities Co. Ltd., Class A (Financials)	4,123
4,104	CALB Group Co. Ltd., Class H (Consumer Discretionary)*(b)	13,620

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
322	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	$55,287
584	Canmax Technologies Co. Ltd., Class A (Materials)	4,287
902	Capital Securities Co. Ltd., Class A (Financials)	2,406
586	Cathay Biotech, Inc., Class A (Materials)	4,670
13,480	CCOOP Group Co. Ltd., Class A (Consumer Discretionary)*	4,539
2,797	CECEP Solar Energy Co. Ltd., Class A (Utilities)	2,377
4,188	CECEP Wind-Power Corp., Class A (Utilities)	2,020
463	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	1,358
11,168	CGN Power Co. Ltd., Class A (Utilities)	6,430
119,285	CGN Power Co. Ltd., Class H (Utilities)(b)	47,884
233	Chagee Holdings Ltd. ADR (Consumer Discretionary)	2,547
312	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	4,355
4,182	Changjiang Securities Co. Ltd., Class A (Financials)	4,846
149	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	3,314
1,169	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	10,751
264	Chengdu Hi-tech Development Co. Ltd., Class A (Real Estate)	2,205
640	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,728
2,141	Chengdu Xingrong Environment Co. Ltd., Class A (Utilities)	2,303
1,066	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)	6,202
2,008	Chifeng Jilong Gold Mining Co. Ltd., Class H (Materials)	10,181
574	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	1,673
1,931	China Baoan Group Co. Ltd., Class A (Industrials)	2,688
108,921	China Cinda Asset Management Co. Ltd., Class H (Financials)	17,545
4,438	China CITIC Bank Corp. Ltd., Class A (Financials)	4,657

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
87,919	China CITIC Bank Corp. Ltd., Class H (Financials)	$81,039
146,307	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(b)	15,899
2,470	China Coal Energy Co. Ltd., Class A (Energy)	5,461
20,771	China Coal Energy Co. Ltd., Class H (Energy)	34,520
1,807	China Coal Xinji Energy Co. Ltd., Class A (Energy)	2,039
28,982	China Communications Services Corp. Ltd., Class H (Industrials)	16,488
14,518	China Construction Bank Corp., Class A (Financials)	18,177
1,037,446	China Construction Bank Corp., Class H (Financials)	1,059,708
5,114	China CSSC Holdings Ltd., Class A (Industrials)	28,138
12,075	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	10,085
19,824	China Eastern Airlines Corp. Ltd., Class H (Industrials)*(a)	14,066
23,803	China Energy Engineering Corp. Ltd., Class A (Industrials)	8,812
75,345	China Energy Engineering Corp. Ltd., Class H (Industrials)(a)	12,715
32,182	China Everbright Bank Co. Ltd., Class A (Financials)	15,198
85,486	China Everbright Bank Co. Ltd., Class H (Financials)	35,955
40,961	China Everbright Environment Group Ltd. (Industrials)	26,811
38,515	China Feihe Ltd. (Consumer Staples)(b)	18,711
1,066	China Film Group Co. Ltd., Class A (Communication Services)	2,309
4,765	China First Heavy Industries Co. Ltd., Class A (Industrials)*	3,577
4,524	China Galaxy Securities Co. Ltd., Class A (Financials)	9,634
37,867	China Galaxy Securities Co. Ltd., Class H (Financials)	47,974
2,736	China Gold International Resources Corp. Ltd. (Materials)	71,704
1,699	China Great Wall Securities Co. Ltd., Class A (Financials)	2,454
2,251	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	5,443
3,043	China Hainan Rubber Industry Group Co. Ltd., Class A (Materials)	3,406

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
35,915	China Hongqiao Group Ltd. (Materials)	$162,813
1,645	China International Capital Corp. Ltd., Class A (Financials)	8,308
1,951	China International Marine Containers Group Co. Ltd., Class A (Industrials)	3,839
4,924	China International Marine Containers Group Co. Ltd., Class H (Industrials)	7,837
3,010	China Jushi Co. Ltd., Class A (Materials)	11,863
1,377	China Life Insurance Co. Ltd., Class A (Financials)	8,927
75,614	China Life Insurance Co. Ltd., Class H (Financials)	305,273
4,434	China Literature Ltd. (Communication Services)*(b)	17,913
37,016	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	35,823
13,433	China Medical System Holdings Ltd. (Health Care)	25,073
13,675	China Merchants Bank Co. Ltd., Class A (Financials)	77,236
41,747	China Merchants Bank Co. Ltd., Class H (Financials)	260,660
6,123	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	14,493
3,676	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	5,192
13,834	China Merchants Port Holdings Co. Ltd. (Industrials)	30,915
5,655	China Merchants Securities Co. Ltd., Class A (Financials)	13,682
5,649	China Merchants Securities Co. Ltd., Class H (Financials)(b)	10,176
6,108	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	8,823
27,236	China Minsheng Banking Corp. Ltd., Class A (Financials)	15,403
80,237	China Minsheng Banking Corp. Ltd., Class H (Financials)	41,544
40,599	China National Building Material Co. Ltd., Class H (Materials)	35,294
4,651	China National Chemical Engineering Co. Ltd., Class A (Industrials)	6,332
574	China National Medicines Corp. Ltd., Class A (Health Care)	2,450
12,776	China National Nuclear Power Co. Ltd., Class A (Utilities)	15,865

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
379	China National Software & Service Co. Ltd., Class A (Information Technology)*	$2,464
13,359	China Nonferrous Mining Corp. Ltd. (Materials)	25,635
2,605	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	23,693
690	China Oilfield Services Ltd., Class A (Energy)	1,697
19,757	China Oilfield Services Ltd., Class H (Energy)	25,485
40,857	China Overseas Land & Investment Ltd. (Real Estate)	74,954
15,723	China Overseas Property Holdings Ltd. (Real Estate)	8,563
4,536	China Pacific Insurance Group Co. Ltd., Class A (Financials)	26,981
28,033	China Pacific Insurance Group Co. Ltd., Class H (Financials)	128,802
20,664	China Petroleum & Chemical Corp., Class A (Energy)	19,457
249,880	China Petroleum & Chemical Corp., Class H (Energy)	174,101
3,617	China Petroleum Engineering Corp., Class A (Energy)	2,235
59,631	China Power International Development Ltd. (Utilities)	25,005
3,384	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,673
15,687	China Railway Group Ltd., Class A (Industrials)	14,405
47,233	China Railway Group Ltd., Class H (Industrials)	31,218
4,791	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	3,994
20,819	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	9,794
690	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)*	6,535
78,086	China Reinsurance Group Corp., Class H (Financials)	16,471
17,422	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	61,473
4,546	China Resources Beverage Holdings Co. Ltd. (Consumer Staples)	5,835
738	China Resources Double Crane Pharmaceutical Co. Ltd., Class A (Health Care)	1,979
10,037	China Resources Gas Group Ltd. (Utilities)	26,921

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
32,058	China Resources Land Ltd. (Real Estate)	$130,246
698	China Resources Microelectronics Ltd., Class A (Information Technology)	5,809
6,907	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	42,031
20,034	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	11,653
21,721	China Resources Power Holdings Co. Ltd. (Utilities)	51,872
1,168	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	4,917
126,588	China Ruyi Holdings Ltd. (Communication Services)*	32,852
4,332	China Shenhua Energy Co. Ltd., Class A (Energy)	26,683
37,411	China Shenhua Energy Co. Ltd., Class H (Energy)	215,030
1,066	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	1,726
8,374	China Southern Airlines Co. Ltd., Class A (Industrials)*	8,959
21,246	China Southern Airlines Co. Ltd., Class H (Industrials)*	15,971
1,807	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	2,165
820	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	1,784
29,239	China State Construction Engineering Corp. Ltd., Class A (Industrials)	21,479
17,449	China State Construction International Holdings Ltd. (Industrials)	20,723
1,071	China Suntien Green Energy Corp. Ltd., Class A (Energy)	1,221
12,175	China Suntien Green Energy Corp. Ltd., Class H (Energy)	6,537
15,248	China Taiping Insurance Holdings Co. Ltd. (Financials)	44,562
21,958	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	13,314
1,398	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	16,419
1,092	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(b)	11,015
51,698	China Tower Corp. Ltd., Class H (Communication Services)(b)	73,692

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,368	China Tungsten And Hightech Materials Co. Ltd., Class A (Materials)	$13,204
24,284	China United Network Communications Ltd., Class A (Communication Services)	17,414
7,450	China Vanke Co. Ltd., Class A (Real Estate)*	5,256
27,183	China Vanke Co. Ltd., Class H (Real Estate)*	13,066
3,617	China XD Electric Co. Ltd., Class A (Industrials)	8,477
16,144	China Yangtze Power Co. Ltd., Class A (Utilities)	61,273
463	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	3,897
14,037	China Zheshang Bank Co. Ltd., Class A (Financials)	6,097
21,747	China Zheshang Bank Co. Ltd., Class H (Financials)	7,479
2,961	Chongqing Afari Technology Co. Ltd., Class A (Consumer Discretionary)*	5,028
366	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	2,958
9,778	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	15,762
7,905	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	7,478
28,991	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	21,830
1,580	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)*	3,982
786	Chongqing Zongshen Power Machinery Co. Ltd., Class A (Consumer Discretionary)	2,429
3,648	Chuangxin Industries Holdings Ltd. (Materials)*	11,053
962	Cinda Securities Co. Ltd., Class A (Financials)	2,483
54,662	CITIC Ltd. (Industrials)	87,491
1,071	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	2,815
8,620	CITIC Securities Co. Ltd., Class A (Financials)	34,388
19,771	CITIC Securities Co. Ltd., Class H (Financials)	70,923
11,602	CMOC Group Ltd., Class A (Materials)	40,568
39,842	CMOC Group Ltd., Class H (Materials)	123,059

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
645	CNGR Advanced Material Co. Ltd., Class A (Industrials)	$5,395
4,437	CNOOC Energy Technology & Services Ltd., Class A (Energy)	2,962
4,625	CNPC Capital Co. Ltd., Class A (Financials)	6,128
1,308	COFCO Capital Holdings Co. Ltd., Class A (Energy)	2,122
1,476	COFCO Sugar Holding Co. Ltd., Class A (Consumer Staples)	3,382
2,872	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	143,167
1,276	Contemporary Amperex Technology Co. Ltd., Class H (Industrials)(a)	80,911
7,440	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,156
41,921	COSCO SHIPPING Development Co. Ltd., Class H (Industrials)	6,378
2,789	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	8,366
14,996	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)(a)	36,099
8,903	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	19,478
28,772	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	55,836
25,084	Country Garden Services Holdings Co. Ltd. (Real Estate)	20,267
18,330	CRRC Corp. Ltd., Class A (Industrials)	16,805
51,418	CRRC Corp. Ltd., Class H (Industrials)	38,126
2,133	CSC Financial Co. Ltd., Class A (Financials)	7,415
9,844	CSC Financial Co. Ltd., Class H (Financials)(b)	15,089
1,947	CSI Solar Co. Ltd., Class A (Information Technology)	4,123
687	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	3,307
820	CSSC Science & Technology Co. Ltd., Class A (Industrials)	1,598
13,954	Daqin Railway Co. Ltd., Class A (Industrials)	10,373
592	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	1,689
4,646	Datang International Power Generation Co. Ltd., Class A (Utilities)	2,702

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
36,003	Datang International Power Generation Co. Ltd., Class H (Utilities)	$12,197
522	DBG Technology Co. Ltd., Class A (Consumer Discretionary)	2,013
2,244	DHC Software Co. Ltd., Class A (Information Technology)	3,163
456	Digital China Group Co. Ltd., Class A (Information Technology)	2,700
600	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	2,680
377	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	2,988
1,810	Dongfang Electric Corp. Ltd., Class A (Industrials)	9,780
4,351	Dongfang Electric Corp. Ltd., Class H (Industrials)(a)	22,016
24,000	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)*	30,099
2,270	Dongxing Securities Co. Ltd., Class A (Financials)	4,619
548	Duality Biotherapeutics, Inc. (Health Care)*	22,068
10,711	East Money Information Co. Ltd., Class A (Financials)	35,157
984	Eastern Air Logistics Co. Ltd., Class A (Industrials)	2,729
302	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	10,633
4,191	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)*	1,808
463	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	4,679
264	Electric Connector Technology Co. Ltd., Class A (Information Technology)	1,670
246	Empyrean Technology Co. Ltd., Class A (Information Technology)	3,621
8,585	ENN Energy Holdings Ltd. (Utilities)	75,510
1,588	ENN Natural Gas Co. Ltd., Class A (Utilities)	4,719
705	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	36,978
184	Espressif Systems Shanghai Co. Ltd., Class A (Information Technology)	4,530
1,476	Eve Energy Co. Ltd., Class A (Industrials)	13,409

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,917	Everbright Securities Co. Ltd., Class A (Financials)	$7,075
3,453	Everbright Securities Co. Ltd., Class H (Financials)(b)	3,779
7,291	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	2,774
3,385	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	3,113
25,072	Far East Horizon Ltd. (Financials)	24,809
774	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	1,640
1,714	FAW Jiefang Group Co. Ltd., Class A (Industrials)	1,731
820	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	6,161
3,252	First Capital Securities Co. Ltd., Class A (Financials)	3,569
808	Flat Glass Group Co. Ltd., Class A (Information Technology)*	2,011
5,473	Flat Glass Group Co. Ltd., Class H (Information Technology)*	7,592
10,967	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	11,301
3,035	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	15,907
1,916	Foshan Haitian Flavouring & Food Co. Ltd., Class H (Consumer Staples)	8,274
6,000	Founder Securities Co. Ltd., Class A (Financials)	6,716
7,100	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	57,641
1,476	Fujian Funeng Co. Ltd., Class A (Utilities)	2,227
711	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	2,000
8,211	Full Truck Alliance Co. Ltd. ADR (Industrials)	77,019
1,377	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	12,122
6,679	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	55,501
1,181	GalaxyCore, Inc., Class A (Information Technology)	2,906
246	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	2,365
924	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	9,845

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,976	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(b)	$43,767
82	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	5,015
14,039	GD Power Development Co. Ltd., Class A (Utilities)	10,047
11,876	GDS Holdings Ltd., Class A (Information Technology)*	63,493
3,479	GEM Co. Ltd., Class A (Industrials)	5,035
3,143	Gemdale Corp., Class A (Real Estate)*	1,507
12,345	Genscript Biotech Corp. (Health Care)*	18,844
548	Geovis Technology Co. Ltd., Class A (Information Technology)	5,413
4,644	GF Securities Co. Ltd., Class A (Financials)	14,106
11,223	GF Securities Co. Ltd., Class H (Financials)	24,735
5,167	Giant Biogene Holding Co. Ltd. (Consumer Staples)(b)	21,085
1,476	Giant Network Group Co. Ltd., Class A (Communication Services)	7,981
367	GigaDevice Semiconductor, Inc., Class A (Information Technology)	16,047
268	Ginlong Technologies Co. Ltd., Class A (Industrials)	3,289
820	Glarun Technology Co. Ltd., Class A (Information Technology)	3,494
820	Glodon Co. Ltd., Class A (Information Technology)	1,670
2,377	GoerTek, Inc., Class A (Information Technology)	9,417
2,269	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	9,409
9,945	Goldwind Science & Technology Co. Ltd., Class H (Industrials)	19,681
579	Goneo Group Co. Ltd., Class A (Industrials)	3,675
926	Gotion High-tech Co. Ltd., Class A (Industrials)	5,115
1,604	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	4,793
26,917	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	44,253
3,842	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	20,971

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
7,316	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	$1,813
12,803	Greentown China Holdings Ltd. (Real Estate)(a)	17,121
1,807	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	3,621
1,476	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)	1,097
1,043	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	8,332
2,141	Guangdong HEC Technology Holding Co. Ltd., Class A (Materials)*	11,796
29,065	Guangdong Investment Ltd. (Utilities)	28,351
5,115	Guanghui Energy Co. Ltd., Class A (Energy)	4,384
3,945	Guangshen Railway Co. Ltd., Class A (Industrials)	1,782
16,786	Guangshen Railway Co. Ltd., Class H (Industrials)	4,700
1,396	Guangxi Liugong Machinery Co. Ltd., Class A (Industrials)	2,429
3,532	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	4,144
29,680	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	14,153
1,476	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	2,022
918	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	3,384
2,805	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	6,881
1,476	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	3,799
377	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	2,124
1,471	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	9,065
1,962	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	2,757
5,472	Guming Holdings Ltd. (Consumer Discretionary)	19,923

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
288	Guobo Electronics Co. Ltd., Class A (Information Technology)	$5,162
3,400	Guolian Minsheng Securities Co. Ltd., Class A (Financials)	4,881
5,062	Guolian Minsheng Securities Co. Ltd., Class H (Financials)(a)	3,249
3,506	Guosen Securities Co. Ltd., Class A (Financials)	6,418
1,138	Guosheng Securities, Inc., Class A (Financials)*	2,647
8,998	Guotai Haitong Securities Co. Ltd., Class A (Financials)	24,827
22,930	Guotai Haitong Securities Co. Ltd., Class H (Financials)(b)	46,727
3,480	Guoyuan Securities Co. Ltd., Class A (Financials)	4,220
2,055	H World Group Ltd. ADR (Consumer Discretionary)	112,614
18,177	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	40,945
4,647	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	17,407
25,632	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	87,426
31,398	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	7,780
8,385	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)	5,194
574	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,903
6,958	Haitian International Holdings Ltd. (Industrials)	22,523
579	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	6,101
809	Hangcha Group Co. Ltd., Class A (Industrials)	3,500
2,244	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	3,680
463	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	9,751
1,918	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	5,060
820	Hangzhou GreatStar Industrial Co., Ltd., Class A (Consumer Discretionary)	4,268
2,372	Hangzhou Iron & Steel Co., Class A (Materials)*	3,437
463	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)*	2,821

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
690	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	$3,273
585	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	1,790
690	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	3,237
475	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	4,129
1,588	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	9,554
12,600	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	56,314
463	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	2,546
7,296	Harbin Electric Co. Ltd., Class H (Industrials)	26,284
640	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)*	4,352
574	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	1,298
348	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	4,091
820	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	3,625
574	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	1,675
1,066	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	2,498
984	Henan Pinggao Electric Co. Ltd., Class A (Industrials)	3,271
1,699	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	8,036
2,244	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	8,595
7,072	Hengan International Group Co. Ltd. (Consumer Staples)	26,382
1,071	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	3,458
4,651	Hengli Petrochemical Co. Ltd., Class A (Materials)	17,422
1,699	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	11,763
3,250	Hengyi Petrochemical Co. Ltd., Class A (Materials)	6,082

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,269	Hesai Group ADR (Consumer Discretionary)*	$34,200
7,561	Hesteel Co. Ltd., Class A (Materials)	2,942
574	Hgtech Co. Ltd., Class A (Information Technology)	7,518
656	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	2,270
4,057	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)	12,427
820	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	2,702
352	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	17,052
2,387	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	2,254
1,476	Hongta Securities Co. Ltd., Class A (Financials)	1,755
94,694	Horizon Robotics (Information Technology)*	99,389
463	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	3,462
274	Hua Hong Semiconductor Ltd., Class A (Information Technology)*	5,063
8,008	Hua Hong Semiconductor Ltd., Class H (Information Technology)*(b)	99,049
3,371	Huaan Securities Co. Ltd., Class A (Financials)	3,145
5,009	Huadian Power International Corp. Ltd., Class A (Utilities)	3,723
17,104	Huadian Power International Corp. Ltd., Class H (Utilities)	9,774
1,169	Huadong Medicine Co. Ltd., Class A (Health Care)	6,124
3,593	Huafon Chemical Co. Ltd., Class A (Materials)	6,499
1,699	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	3,346
1,068	Hualan Biological Engineering, Inc., Class A (Health Care)	2,408
246	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	1,709
3,710	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	5,067
5,559	Huaneng Power International, Inc., Class A (Utilities)	5,866
49,216	Huaneng Power International, Inc., Class H (Utilities)	37,940

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
352	Huaqin Technology Co. Ltd., Class A (Information Technology)	$4,729
5,067	Huatai Securities Co. Ltd., Class A (Financials)	15,790
16,583	Huatai Securities Co. Ltd., Class H (Financials)(a)(b)	35,574
2,145	Huaxi Securities Co. Ltd., Class A (Financials)	2,795
9,738	Huaxia Bank Co. Ltd., Class A (Financials)	9,495
246	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	670
926	Huaxin Building Materials Group Co. Ltd., Class A (Materials)	3,145
2,556	Huaxin Building Materials Group Co. Ltd., Class H (Materials)	6,012
2,245	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	6,325
656	Hubei Dinglong Co. Ltd., Class A (Materials)	4,396
3,019	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,090
246	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	4,816
574	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	2,325
690	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	4,335
463	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	8,371
1,066	Hunan Gold Corp. Ltd., Class A (Materials)	5,858
5,660	Hunan Valin Steel Co. Ltd., Class A (Materials)	5,536
492	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	4,805
1,357	Hundsun Technologies, Inc., Class A (Information Technology)	5,938
183	Hwatsing Technology Co. Ltd., Class A (Information Technology)	5,170
1,590	Hygon Information Technology Co. Ltd., Class A (Information Technology)	60,509
1,226	Hytera Communications Corp. Ltd., Class A (Information Technology)*	1,982
926	IEIT Systems Co. Ltd., Class A (Information Technology)	8,622
1,697	Iflytek Co. Ltd., Class A (Information Technology)	13,807

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
574	IKD Co. Ltd., Class A (Consumer Discretionary)	$1,543
208	Imeik Technology Development Co. Ltd., Class A (Health Care)	4,329
43,856	Industrial & Commercial Bank of China Ltd., Class A (Financials)	44,234
747,249	Industrial & Commercial Bank of China Ltd., Class H (Financials)	616,168
15,871	Industrial Bank Co. Ltd., Class A (Financials)	42,356
5,099	Industrial Securities Co. Ltd., Class A (Financials)	5,017
1,552	INESA Intelligent Tech, Inc., Class A (Information Technology)	4,992
149	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	2,893
35,033	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)	16,544
2,789	Inner Mongolia Berun Chemical Co. Ltd., Class A (Materials)	3,809
1,476	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	6,605
1,030	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	2,621
6,332	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	5,547
4,765	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	3,535
1,440	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A (Materials)	11,584
4,757	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	18,083
2,558	Inner Mongolia Yitai Coal Co. Ltd., Class H (Energy)*	—
2,644	InnoScience Suzhou Technology Holding Co. Ltd., Class H (Information Technology)*	23,086
17,028	Innovent Biologics, Inc. (Health Care)*(b)	185,254
200	Intsig Information Co. Ltd., Class A (Information Technology)	6,573
5,690	iQIYI, Inc. ADR (Communication Services)*	9,104
232	iRay Group, Class A (Health Care)	4,102

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,551	IRICO Display Devices Co. Ltd., Class A (Information Technology)*	$2,588
633	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	4,567
77,124	J&T Global Express Ltd. (Industrials)*	101,259
2,387	JA Solar Technology Co. Ltd., Class A (Information Technology)*	4,210
475	Jafron Biomedical Co. Ltd., Class A (Health Care)	1,374
585	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	3,049
1,071	JCET Group Co. Ltd., Class A (Information Technology)	7,518
410	JCHX Mining Management Co. Ltd., Class A (Materials)	4,629
11,002	JD Health International, Inc. (Consumer Staples)*(b)	79,820
20,969	JD Logistics, Inc. (Industrials)*(b)	29,944
31,691	JD.com, Inc., Class A (Consumer Discretionary)	422,971
1,368	JF SmartInvest Holdings Ltd. (Financials)(a)	6,233
2,212	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A (Financials)	2,318
4,665	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)*	8,853
690	Jiangsu Expressway Co. Ltd., Class A (Industrials)	1,207
14,041	Jiangsu Expressway Co. Ltd., Class H (Industrials)	18,273
3,177	Jiangsu Financial Leasing Co. Ltd., Class A (Financials)	2,982
920	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	15,130
4,190	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	34,542
1,824	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Health Care)*(a)	15,507
574	Jiangsu Hoperun Software Co. Ltd., Class A (Information Technology)	4,329
522	Jiangsu Jiejie Microelectronics Co. Ltd., Class A (Information Technology)	2,613
711	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	3,238

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
574	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	$1,992
369	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	2,638
1,476	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,158
246	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	3,032
1,048	Jiangsu Yanghe Distillery Co. Ltd., Class A (Consumer Staples)	8,126
251	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	2,945
246	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	3,441
585	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	3,300
2,244	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	9,531
1,358	Jiangxi Copper Co. Ltd., Class A (Materials)	11,488
11,967	Jiangxi Copper Co. Ltd., Class H (Materials)	69,763
272	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A (Information Technology)	2,556
6,290	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)*	2,943
1,807	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	6,461
4,668	Jinko Solar Co. Ltd., Class A (Information Technology)*	5,130
1,148	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A (Energy)	2,836
149	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,112
2,141	Jizhong Energy Resources Co. Ltd., Class A (Energy)	1,797
820	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	4,910
1,572	JL Mag Rare-Earth Co. Ltd., Class H (Industrials)	5,125
1,066	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	1,781
4,045	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,119
463	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,264

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,471	Juneyao Airlines Co. Ltd., Class A (Industrials)	$2,997
6,906	J-Yuan Trust Co. Ltd., Class A (Financials)*	2,929
9,438	Kangmei Pharmaceutical Co. Ltd., Class A (Health Care)*	2,655
3,504	Kanzhun Ltd. ADR (Industrials)	56,344
22,164	KE Holdings, Inc., Class A (Real Estate)	123,427
246	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	2,409
1,471	Keda Industrial Group Co. Ltd., Class A (Industrials)	3,857
31,791	Kingdee International Software Group Co. Ltd. (Information Technology)*	40,927
1,807	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	5,094
1,476	Kingnet Network Co. Ltd., Class A (Communication Services)	4,879
25,540	Kingsoft Cloud Holdings Ltd. (Information Technology)*(a)	23,313
11,424	Kingsoft Corp. Ltd. (Communication Services)	37,972
31,345	Kuaishou Technology (Communication Services)(b)	251,853
1,600	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	11,173
41,033	Kunlun Energy Co. Ltd. (Utilities)	44,012
820	Kunlun Tech Co. Ltd., Class A (Communication Services)*	7,303
852	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	180,687
1,312	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	8,460
506	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)	46,802
1,714	LB Group Co. Ltd., Class A (Materials)	5,833
54,506	Lenovo Group Ltd. (Information Technology)	67,800
3,615	Lens Technology Co. Ltd., Class A (Information Technology)	18,531
3,284	Lens Technology Co. Ltd., Class H (Information Technology)	11,537
4,630	Leo Group Co. Ltd., Class A (Communication Services)	6,499
1,471	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	3,939
463	Levima Advanced Materials Corp., Class A (Materials)	1,433
13,048	Li Auto, Inc., Class A (Consumer Discretionary)*	114,681

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
25,482	Li Ning Co. Ltd. (Consumer Discretionary)	$73,363
10,733	Liaoning Port Co. Ltd., Class A (Industrials)	2,706
5,115	Lingyi iTech Guangdong Co., Class A (Information Technology)	11,466
251	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	1,297
1,761	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	6,538
24,502	Longfor Group Holdings Ltd. (Real Estate)(b)	31,167
5,558	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)*	14,841
248	Loongson Technology Corp. Ltd., Class A (Information Technology)*	5,738
1,471	Luxi Chemical Group Co. Ltd., Class A (Materials)	4,007
4,797	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	35,113
921	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	14,833
4,106	Maanshan Iron & Steel Co. Ltd., Class A (Materials)*	2,490
15,726	Maanshan Iron & Steel Co. Ltd., Class H (Materials)*	5,509
1,154	Mango Excellent Media Co. Ltd., Class A (Communication Services)	4,101
1,276	Mao Geping Cosmetics Co. Ltd., Class H (Consumer Staples)	12,805
354	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	4,138
2,141	Meihua Holdings Group Co. Ltd., Class A (Materials)	3,576
3,019	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	3,080
39,500	Meitu, Inc. (Communication Services)*(b)	28,582
59,615	Meituan, Class B (Consumer Discretionary)*(b)	618,469
14,363	Metallurgical Corp. of China Ltd., Class A (Industrials)	6,720
36,872	Metallurgical Corp. of China Ltd., Class H (Industrials)(a)	9,098
293	MGI Tech Co. Ltd., Class A (Health Care)*	2,720
4,660	Midea Group Co. Ltd., Class A (Consumer Discretionary)	53,413
6,712	Midea Group Co. Ltd., Class H (Consumer Discretionary)	77,956

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,471	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	$4,914
5,482	MINISO Group Holding Ltd. (Consumer Discretionary)	25,258
3,043	Minmetals Capital Co. Ltd., Class A (Financials)	2,546
8,615	Minth Group Ltd. (Consumer Discretionary)	48,328
456	Mixue Group, Class H (Consumer Discretionary)*(a)	20,812
42,455	MMG Ltd. (Materials)*	58,672
698	Montage Technology Co. Ltd., Class A (Information Technology)	16,639
3,721	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	25,436
4,437	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,822
918	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,325
2,387	Nanjing Securities Co. Ltd., Class A (Financials)	2,745
1,184	Nanshan Aluminium International Holdings Ltd. (Materials)	9,279
6,000	NARI Technology Co. Ltd., Class A (Industrials)	23,874
1,771	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	5,607
492	NAURA Technology Group Co. Ltd., Class A (Information Technology)	33,839
1,699	NavInfo Co. Ltd., Class A (Information Technology)*	2,704
738	NetEase Cloud Music, Inc. (Communication Services)*(b)	14,586
19,308	NetEase, Inc. (Communication Services)	442,333
1,332	New China Life Insurance Co. Ltd., Class A (Financials)	14,677
10,122	New China Life Insurance Co. Ltd., Class H (Financials)	71,494
3,479	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	4,417
16,097	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	90,011
728	Newland Digital Technology Co. Ltd., Class A (Information Technology)	2,671
1,249	Nexchip Semiconductor Corp., Class A (Information Technology)	6,477
938	Ninestar Corp., Class A (Information Technology)*	2,950

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
720	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	$10,966
820	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	3,345
463	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,995
820	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	3,147
1,471	Ningbo Shanshan Co. Ltd., Class A (Materials)*	3,235
1,167	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	11,536
4,182	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,603
4,668	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	16,281
20,150	NIO, Inc., Class A (Consumer Discretionary)*	102,010
19,900	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	120,588
820	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)*	2,424
3,043	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,198
2,244	OFILM Group Co. Ltd., Class A (Information Technology)*	3,215
853	OmniVision Integrated Circuits Group, Inc., Class A (Information Technology)	15,292
1,328	Onewo, Inc., Class H (Real Estate)	3,234
147	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,224
4,665	Orient Securities Co. Ltd., Class A (Financials)	6,874
11,205	Orient Securities Co. Ltd., Class H (Financials)(b)	8,838
2,387	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	3,998
463	Ovctek China, Inc., Class A (Health Care)	1,076
4,765	Pacific Securities Co. Ltd. (The), Class A (Financials)*	2,903
6,977	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	4,322
8,363	PDD Holdings, Inc. ADR (Consumer Discretionary)*	867,494
574	People.cn Co. Ltd., Class A (Communication Services)	1,953

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,890	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	$7,357
96,688	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	79,233
1,471	Perfect World Co. Ltd., Class A (Communication Services)	4,629
16,375	PetroChina Co. Ltd., Class A (Energy)	25,920
233,234	PetroChina Co. Ltd., Class H (Energy)	284,455
3,284	Phancy Group Co. Ltd., Class H (Information Technology)*	16,701
820	Pharmaron Beijing Co. Ltd., Class A (Health Care)	3,538
3,472	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	8,793
75,592	PICC Property & Casualty Co. Ltd., Class H (Financials)	156,458
13,674	Ping An Bank Co. Ltd., Class A (Financials)	21,724
9,760	Ping An Healthcare and Technology Co. Ltd. (Consumer Staples)*(b)	16,433
7,101	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	65,298
71,435	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	621,003
1,699	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,209
242	Piotech, Inc., Class A (Information Technology)	13,030
9,072	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	8,991
1,880	Poly Property Services Co. Ltd., Class H (Real Estate)	7,701
2,483	Pony AI, Inc. ADR (Information Technology)*	35,606
6,980	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	205,059
18,882	Postal Savings Bank of China Co. Ltd., Class A (Financials)	13,678
96,210	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	60,637
11,727	Power Construction Corp. of China Ltd., Class A (Industrials)	9,794
264	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	2,730
1,078	Qfin Holdings, Inc. ADR (Financials)	15,696
586	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,053
3,695	Qilu Bank Co. Ltd., Class A (Financials)	3,070

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
809	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)	$2,437
738	Qingdao TGOOD Electric Co. Ltd., Class A (Industrials)	3,247
3,460	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	19,265
6,000	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	3,262
820	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	12,357
295	Raytron Technology Co. Ltd., Class A (Information Technology)	5,023
1,824	Remegen Co. Ltd., Class H (Health Care)*(b)	18,783
5,836	REPT BATTERO Energy Co. Ltd., Class H (Industrials)*	10,647
88	RoboTechnik Intelligent Technology Co. Ltd., Class A (Industrials)	5,297
233	Rockchip Electronics Co. Ltd., Class A (Information Technology)	6,112
6,434	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	14,629
5,662	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	11,826
2,141	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	4,906
3,371	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	8,205
310	Sangfor Technologies, Inc., Class A (Information Technology)	5,924
13,213	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	26,605
6,336	Sany Heavy Industry Co. Ltd., Class A (Industrials)	21,379
4,380	Sany Heavy Industry Co. Ltd., Class H (Industrials)*	14,088
1,838	Satellite Chemical Co. Ltd., Class A (Materials)	6,263
4,437	SDIC Capital Co. Ltd., Class A (Financials)	4,824
5,014	SDIC Power Holdings Co. Ltd., Class A (Utilities)	9,683
3,617	Sealand Securities Co. Ltd., Class A (Financials)	2,219
1,490	Seazen Holdings Co. Ltd., Class A (Real Estate)*	3,620
321,067	SenseTime Group, Inc., Class B (Information Technology)*(a)(b)	105,077

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,464	Sensteed Hi-tech Group, Class A (Consumer Discretionary)*	$4,673
1,066	Seres Group Co. Ltd., Class A (Consumer Discretionary)	16,675
640	Seres Group Co. Ltd., Class H (Consumer Discretionary)*	7,793
3,263	SF Holding Co. Ltd., Class A (Industrials)	18,011
2,836	SF Holding Co. Ltd., Class H (Industrials)	13,045
482	SG Micro Corp., Class A (Information Technology)	4,832
6,444	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	22,260
1,476	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	2,293
232	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	3,412
2,594	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	3,815
2,789	Shandong Gold Mining Co. Ltd., Class A (Materials)	19,232
9,698	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	51,105
574	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	8,073
1,476	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,095
1,479	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	8,321
926	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	2,065
9,535	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	9,839
574	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	3,201
1,807	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	4,546
28,113	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	18,294
1,168	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)*	2,472
313	Shanghai Allist Pharmaceuticals Co. Ltd., Class A (Health Care)	4,230
706	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	1,993
4,321	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	15,229

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
522	Shanghai Belling Co. Ltd., Class A (Information Technology)	$2,398
274	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	6,057
820	Shanghai Chicmax Cosmetic Co. Ltd., Class H (Consumer Staples)	6,321
6,332	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,760
8,736	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	11,587
31,234	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	18,887
1,807	Shanghai Electric Power Co. Ltd., Class A (Utilities)	5,755
1,377	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	5,315
6,068	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	15,530
479	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	5,983
2,558	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	16,109
640	Shanghai Henlius Biotech, Inc., Class H (Health Care)*(b)	5,486
548	Shanghai Huace Navigation Technology Ltd., Class A (Information Technology)	3,021
1,699	Shanghai International Airport Co. Ltd., Class A (Industrials)	7,555
5,762	Shanghai International Port Group Co. Ltd., Class A (Industrials)	4,275
690	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	2,844
479	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,374
2,012	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	5,268
1,708	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	2,818
1,337	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	1,631
585	Shanghai M&G Stationery, Inc., Class A (Industrials)	2,324

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,104	Shanghai MicroPort MedBot Group Co. Ltd., Class H (Health Care)*	$14,659
246	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	2,479
1,604	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	4,021
8,530	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	12,704
20,682	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	29,301
1,620	Shanghai Putailai New Energy Technology Group Co. Ltd., Class A (Materials)	6,711
3,601	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	3,301
7,209	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	8,837
3,924	Shanghai Stonehill Technology Co. Ltd., Class A (Information Technology)*	6,331
2,223	Shanghai Tunnel Engineering Co. Ltd., Class A (Industrials)	2,148
579	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	11,030
3,380	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	2,527
820	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	4,936
1,476	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	2,336
1,931	Shanjin International Gold Co. Ltd., Class A (Materials)	8,719
1,476	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	2,536
3,019	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	3,230
2,244	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	4,870
3,255	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,486
2,387	Shanxi Securities Co. Ltd., Class A (Financials)	2,094
4,307	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	3,321
822	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	19,307

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
268	Sharetronic Data Technology Co. Ltd., Class A (Information Technology)	$10,421
246	Shede Spirits Co. Ltd., Class A (Consumer Staples)	1,904
3,371	Shenergy Co. Ltd., Class A (Utilities)	4,206
395	Shengyi Electronics Co. Ltd., Class A (Information Technology)	4,964
1,699	Shengyi Technology Co. Ltd., Class A (Information Technology)	17,114
419	Shennan Circuits Co. Ltd., Class A (Information Technology)	17,433
16,029	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	11,705
13,808	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(a)(b)	5,472
159	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A (Health Care)	1,687
365	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	3,038
2,372	Shenzhen Dobot Corp. Ltd., Class H (Industrials)*	11,748
2,789	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	2,854
682	Shenzhen Envicool Technology Co. Ltd., Class A (Industrials)	10,785
912	Shenzhen Everwin Precision Technology Co. Ltd., Class A (Information Technology)	5,143
6,992	Shenzhen Expressway Corp. Ltd., Class H (Industrials)	6,418
1,066	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	4,035
244	Shenzhen Fortune Trend Technology Co. Ltd., Class A (Information Technology)	4,539
246	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	2,807
463	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	811
698	Shenzhen Huaqiang Industry Co. Ltd., Class A (Information Technology)	2,574
440	Shenzhen Infogem Technologies Co. Ltd., Class A (Information Technology)*	2,508
1,724	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	18,323
1,066	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	5,345

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
372	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	$816
149	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	3,589
610	Shenzhen Kinwong Electronic Co. Ltd., Class A (Information Technology)	5,912
246	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)*	10,459
352	Shenzhen Megmeet Electrical Co. Ltd., Class A (Industrials)	6,395
812	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	22,004
3,043	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	4,741
574	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	4,378
6,980	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	2,655
820	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	5,870
149	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	2,687
820	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	2,468
574	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	3,497
700	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)	7,814
200	Shenzhen Techwinsemi Technology Co. Ltd., Class A (Information Technology)	7,461
727	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	6,126
874	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A (Industrials)	3,634
574	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	2,648
184	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A (Industrials)	3,187
8,901	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	72,087

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,148	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A (Consumer Discretionary)*	$3,517
1,071	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	2,729
1,050	Siasun Robot & Automation Co. Ltd., Class A (Industrials)*	2,678
305	SICC Co. Ltd., Class A (Information Technology)*	4,148
164	Sichuan Biokin Pharmaceutical Co. Ltd., Class A (Health Care)*	6,325
3,043	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	4,586
3,390	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	7,135
1,308	Sichuan Development Lomon Co. Ltd., Class A (Materials)	2,608
6,332	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)*	2,704
1,164	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	5,181
479	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (Health Care)*	23,723
4,667	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	6,762
149	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	831
4,109	Silergy Corp. (Information Technology)	36,994
2,387	Sinolink Securities Co. Ltd., Class A (Financials)	3,176
1,807	Sinoma International Engineering Co., Class A (Industrials)	2,918
926	Sinoma Science & Technology Co. Ltd., Class A (Materials)	6,833
5,014	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	3,851
283	Sinomine Resource Group Co. Ltd., Class A (Materials)	3,754
16,764	Sinopec Engineering Group Co. Ltd., Class H (Industrials)	16,974
4,897	Sinopec Oilfield Service Corp., Class A (Energy)*	2,291
4,420	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	2,042
41,730	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	8,536
15,609	Sinopharm Group Co. Ltd., Class H (Health Care)	42,185

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,810	Sinotrans Ltd., Class A (Industrials)	$2,441
18,988	Sinotrans Ltd., Class H (Industrials)	12,744
7,670	Sinotruk Hong Kong Ltd. (Industrials)	40,359
820	Sinotruk Jinan Truck Co. Ltd., Class A (Industrials)	2,469
360	Skshu Paint Co. Ltd., Class A (Materials)	2,745
218	Skyverse Technology Co. Ltd., Class A (Information Technology)*	6,260
278	Smartsens Technology Shanghai Co. Ltd., Class A (Information Technology)	3,947
22,062	Smoore International Holdings Ltd. (Consumer Staples)(b)	33,422
1,931	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,339
3,380	SooChow Securities Co. Ltd., Class A (Financials)	4,577
4,765	Southwest Securities Co. Ltd., Class A (Financials)	3,167
2,100	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	2,035
574	Spring Airlines Co. Ltd., Class A (Industrials)	4,601
208	StarPower Semiconductor Ltd., Class A (Information Technology)	3,299
820	State Grid Information & Communication Co. Ltd., Class A (Information Technology)	2,366
2,797	State Grid Yingda Co. Ltd., Class A (Industrials)	3,025
1,312	Sungrow Power Supply Co. Ltd., Class A (Industrials)	27,633
7,599	Sunny Optical Technology Group Co. Ltd. (Information Technology)	56,588
369	Sunresin New Materials Co. Ltd., Class A (Materials)	4,018
20,138	Sunshine Insurance Group Co. Ltd., Class H (Financials)	10,092
931	Sunwoda Electronic Co. Ltd., Class A (Industrials)	3,548
666	SUPCON Technology Co. Ltd., Class A (Information Technology)	7,785
176	Suzhou Centec Communications Co. Ltd., Class A (Information Technology)*	5,055
926	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	11,546

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
191	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	$8,124
484	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	26,010
185	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A (Health Care)*	2,214
4,590	TAL Education Group ADR (Consumer Discretionary)*	48,333
820	Talkweb Information System Co. Ltd., Class A (Communication Services)*	4,365
4,191	TangShan Port Group Co. Ltd., Class A (Industrials)	2,645
820	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,732
3,507	TBEA Co. Ltd., Class A (Industrials)	15,509
11,613	TCL Technology Group Corp., Class A (Information Technology)	8,412
2,926	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)*	4,401
68,472	Tencent Holdings Ltd. (Communication Services)	4,534,367
6,263	Tencent Music Entertainment Group ADR (Communication Services)	91,440
149	Thunder Software Technology Co. Ltd., Class A (Information Technology)	1,585
2,797	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	2,495
6,000	Tianfeng Securities Co. Ltd., Class A (Financials)*	3,586
410	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	2,570
1,604	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,373
926	Tianqi Lithium Corp., Class A (Materials)*	7,639
1,721	Tianqi Lithium Corp., Class H (Materials)*	10,592
3,479	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	8,960
2,797	TianShan Material Co. Ltd., Class A (Materials)*	2,230
2,141	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	4,737
20,276	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	33,931

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
14,002	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	$36,982
820	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	6,216
1,066	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,395
1,699	Tongkun Group Co. Ltd., Class A (Materials)	6,015
8,613	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	9,955
3,259	Tongwei Co. Ltd., Class A (Information Technology)*	8,626
178	Topchoice Medical Corp., Class A (Health Care)	1,312
26,083	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	10,504
912	TransThera Sciences Nanjing, Inc., Class H (Health Care)*	8,033
11,840	TravelSky Technology Ltd., Class H (Consumer Discretionary)	16,241
1,475	Trina Solar Co. Ltd., Class A (Information Technology)*	4,104
6,900	Trip.com Group Ltd. (Consumer Discretionary)	362,900
2,387	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	3,312
377	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	3,433
7,234	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	49,015
3,079	UBTech Robotics Corp. Ltd., Class H (Industrials)*	47,826
478	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	5,553
15,307	Uni-President China Holdings Ltd. (Consumer Staples)	15,107
148	Unisound AI Technology Co. Ltd., Class H (Information Technology)*	6,183
1,931	Unisplendour Corp. Ltd., Class A (Information Technology)	7,304
4,787	United Nova Technology Co. Ltd., Class A (Information Technology)*	5,428
690	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	4,790
574	Venustech Group, Inc., Class A (Information Technology)*	1,213

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
349	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	$14,124
574	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	25,438
3,386	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	58,984
1,043	Walvax Biotechnology Co. Ltd., Class A (Health Care)	1,879
1,476	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,354
820	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	1,657
1,725	Wangsu Science & Technology Co. Ltd., Class A (Information Technology)	5,079
14,592	Wanguo Gold Group Ltd. (Materials)	33,448
2,188	Wanhua Chemical Group Co. Ltd., Class A (Materials)	29,658
48,436	Want Want China Holdings Ltd. (Consumer Staples)	30,342
879	Weibo Corp. ADR (Communication Services)	8,728
4,439	Weichai Power Co. Ltd., Class A (Industrials)	18,025
21,797	Weichai Power Co. Ltd., Class H (Industrials)	90,898
706	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	4,178
5,108	Weilong Delicious Global Holdings Ltd. (Consumer Staples)	7,647
4,787	Wens Foodstuff Group Co. Ltd., Class A (Consumer Staples)	11,150
1,699	Western Mining Co. Ltd., Class A (Materials)	8,581
3,275	Western Securities Co. Ltd., Class A (Financials)	3,819
658	Western Superconducting Technologies Co. Ltd., Class A (Materials)	8,656
711	Wingtech Technology Co. Ltd., Class A (Information Technology)*	3,472
359	Winner Medical Co. Ltd., Class A (Health Care)	1,869
1,476	Winning Health Technology Group Co. Ltd., Class A (Health Care)	2,315
16,275	Wintime Energy Group Co. Ltd., Class A (Utilities)*	4,341
1,049	Wolong Electric Group Co. Ltd., Class A (Industrials)	6,862

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,617	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	$3,084
3,020	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	6,849
246	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)*	5,476
2,553	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	38,718
1,471	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	17,924
1,596	WuXi AppTec Co. Ltd., Class A (Health Care)	22,799
5,072	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	77,161
39,758	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	204,428
1,071	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	8,554
3,227	WuXi XDC Cayman, Inc. (Health Care)*	26,052
7,442	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	13,298
3,100	XD, Inc. (Communication Services)	29,287
285	Xiamen Amoytop Biotech Co. Ltd., Class A (Health Care)	3,121
1,931	Xiamen C & D, Inc., Class A (Industrials)	2,733
149	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	2,530
926	Xiamen Tungsten Co. Ltd., Class A (Materials)	9,468
1,476	Xiangcai Co. Ltd., Class A (Financials)*	2,272
820	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	1,780
190,188	Xiaomi Corp., Class B (Information Technology)*(b)	848,560
1,066	Xinfengming Group Co. Ltd., Class A (Materials)	3,299
1,101	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)*	3,835
55,988	Xinyi Solar Holdings Ltd. (Information Technology)(a)	24,765
15,370	XPeng, Inc., Class A (Consumer Discretionary)*	134,303
31,774	XtalPi Holdings Ltd. (Health Care)*	42,083
738	Xuji Electric Co. Ltd., Class A (Industrials)	3,431

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
12,699	Yadea Group Holdings Ltd. (Consumer Discretionary)(b)	$18,524
4,560	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (Information Technology)(a)(b)	86,744
463	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	5,898
3,089	Yankuang Energy Group Co. Ltd., Class A (Energy)	7,978
36,335	Yankuang Energy Group Co. Ltd., Class H (Energy)(a)	65,032
463	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	7,914
606	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	3,319
836	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	2,961
1,172	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	5,024
6,660	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	4,126
251	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	2,374
2,266	Yonyou Network Technology Co. Ltd., Class A (Information Technology)*	4,697
3,371	Youngor Fashion Co. Ltd., Class A (Real Estate)	3,597
1,931	YTO Express Group Co. Ltd., Class A (Industrials)	5,519
20,074	Yuexiu Property Co. Ltd. (Real Estate)	11,805
2,244	YUNDA Holding Group Co., Ltd., Class A (Industrials)	2,329
2,460	Yunnan Aluminium Co. Ltd., Class A (Materials)	11,187
1,284	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	10,490
149	Yunnan Botanee Bio- Technology Group Co. Ltd., Class A (Consumer Staples)	1,024
3,617	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	5,815
1,394	Yunnan Copper Co. Ltd., Class A (Materials)	5,201
686	Yunnan Energy New Material Group Co. Ltd., Class A (Materials)*	6,192
1,071	Yunnan Tin Co. Ltd., Class A (Materials)	6,925

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,071	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	$6,926
1,476	Yutong Bus Co. Ltd., Class A (Industrials)	6,387
11,164	Zai Lab Ltd. (Health Care)*(a)	21,494
926	Zangge Mining Co. Ltd., Class A (Materials)	11,629
820	ZCZL Industrial Technology Group Co. Ltd., Class A (Industrials)	2,995
2,931	ZCZL Industrial Technology Group Co. Ltd., Class H (Industrials)	8,806
415	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	9,874
17,907	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	78,980
3,252	Zhefu Holding Group Co. Ltd., Class A (Industrials)	2,474
5,300	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	14,222
88	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	3,171
3,617	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	7,834
1,584	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	7,628
984	Zhejiang Crystal-Optech Co. Ltd., Class A (Information Technology)	4,044
1,936	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	5,435
398	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	3,439
16,178	Zhejiang Expressway Co. Ltd., Class H (Industrials)	14,167
1,066	Zhejiang Hailiang Co. Ltd., Class A (Materials)	2,286
926	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,158
935	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	10,714
926	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	7,523
2,387	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	1,712
656	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A (Materials)	3,304
1,931	Zhejiang Juhua Co. Ltd., Class A (Materials)	11,708

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,846	Zhejiang Leapmotor Technology Co. Ltd., Class H (Consumer Discretionary)*(b)	$35,883
2,141	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	5,115
1,947	Zhejiang NHU Co. Ltd., Class A (Materials)	8,939
2,474	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	18,466
5,016	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H (Industrials)(a)	21,700
410	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A (Materials)	4,373
574	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	3,465
149	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	966
1,476	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A (Consumer Discretionary)	3,515
918	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	3,768
1,071	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	1,915
6,578	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	5,110
3,034	Zheshang Securities Co. Ltd., Class A (Financials)	4,718
12,085	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	23,684
586	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)*	2,744
791	Zhongji Innolight Co. Ltd., Class A (Information Technology)	61,565
3,371	Zhongjin Gold Corp. Ltd., Class A (Materials)	15,644
7,723	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	10,229
4,424	Zhongtai Securities Co. Ltd., Class A (Financials)	4,133
706	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	1,925
479	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	4,147
4,836	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	27,438
1,931	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	2,122

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
13,682	Zijin Mining Group Co. Ltd., Class A (Materials)	$78,871
60,186	Zijin Mining Group Co. Ltd., Class H (Materials)	346,244
6,110	ZJLD Group, Inc. (Consumer Staples)(b)	7,139
5,788	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	8,428
16,844	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)(a)	22,524
3,016	ZTE Corp., Class A (Information Technology)	16,990
8,877	ZTE Corp., Class H (Information Technology)	30,913
4,537	ZTO Express Cayman, Inc. (Industrials)	111,074

		33,196,021

Colombia – 0.1%
53,455	Ecopetrol SA (Energy)	31,886
3,543	Grupo Argos SA (Materials)	15,567
2,529	Grupo Cibest SA (Financials)	55,236
1,355	Grupo de Inversiones Suramericana SA (Financials)	19,557
4,975	Interconexion Electrica SA ESP (Utilities)	36,432

		158,678

Cyprus – 0.0%
3,677	Bank of Cyprus Holdings PLC (Financials)	40,202

Czech Republic – 0.1%
1,786	CEZ AS (Utilities)	101,410
815	Komercni Banka AS (Financials)	46,674

		148,084

Egypt – 0.1%
29,016	Commercial International Bank - Egypt (CIB) (Financials)	80,785
17,768	Eastern Co. SAE (Consumer Staples)	15,193
12,016	EFG Holding S.A.E. (Financials)*	6,781
13,738	Fawry for Banking & Payment Technology Services SAE (Financials)*	5,286
10,882	Talaat Moustafa Group (Real Estate)	19,767

		127,812

Greece – 0.5%
22,008	Alpha Bank SA (Financials)	96,664
860	Athens International Airport SA (Industrials)	11,616
27,033	Eurobank SA (Financials)	125,118

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Greece – (continued)
1,848	Hellenic Telecommunications Organization SA (Communication Services)	$38,184
1,314	JUMBO SA (Consumer Discretionary)	38,507
643	Motor Oil Hellas Corinth Refineries SA (Energy)	27,847
9,240	National Bank of Greece SA (Financials)	150,390
2,271	OPAP Holding SA (Consumer Discretionary)	42,365
13,613	Piraeus Bank SA (Financials)*	130,512
2,088	Public Power Corp. SA (Utilities)	46,594

		707,797

Hong Kong – 0.0%
2,736	Cowell e Holdings, Inc. (Information Technology)*	9,808
27,364	Guotai Junan International Holdings Ltd. (Financials)	9,795
1,628	Orient Overseas International Ltd. (Industrials)	31,115

		50,718

Hungary – 0.3%
4,274	MOL Hungarian Oil & Gas PLC (Energy)	47,246
2,423	OTP Bank Nyrt (Financials)	298,439
1,529	Richter Gedeon Nyrt (Health Care)	57,202

		402,887

India – 13.3%
2,724	360 ONE WAM Ltd. (Financials)	33,044
600	ABB India Ltd. (Industrials)	40,052
64	Abbott India Ltd. (Health Care)	18,663
842	ACC Ltd. (Materials)	14,738
3,750	Adani Energy Solutions Ltd. (Utilities)*	41,696
2,472	Adani Enterprises Ltd. (Industrials)	58,740
3,288	Adani Green Energy Ltd. (Utilities)*	34,238
6,214	Adani Ports & Special Economic Zone Ltd. (Industrials)	103,890
47,396	Adani Power Ltd. (Utilities)*	72,993
2,433	Adani Total Gas Ltd. (Utilities)	13,693
8,027	Aditya Birla Capital Ltd. (Financials)*	30,391
382	Alkem Laboratories Ltd. (Health Care)	23,680
7,108	Ambuja Cements Ltd. (Materials)	39,096
1,880	APL Apollo Tubes Ltd. (Materials)	46,177

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,062	Apollo Hospitals Enterprise Ltd. (Health Care)	$91,303
31,388	Ashok Leyland Ltd. (Industrials)	72,832
3,627	Asian Paints Ltd. (Materials)	94,733
1,394	Astral Ltd. (Industrials)	25,557
5,114	AU Small Finance Bank Ltd. (Financials)(b)	53,871
3,095	Aurobindo Pharma Ltd. (Health Care)	41,518
1,250	Authum Investment & Infrastucture Ltd. (Financials)	6,621
1,640	Avenue Supermarts Ltd. (Consumer Staples)*(b)	69,359
4,081	AWL Agri Business Ltd. (Consumer Staples)*	8,483
25,417	Axis Bank Ltd. (Financials)	386,635
758	Bajaj Auto Ltd. (Consumer Discretionary)	83,089
29,183	Bajaj Finance Ltd. (Financials)	319,461
4,243	Bajaj Finserv Ltd. (Financials)	92,969
312	Bajaj Holdings & Investment Ltd. (Financials)	37,052
11,316	Bajaj Housing Finance Ltd. (Financials)*	10,826
830	Balkrishna Industries Ltd. (Consumer Discretionary)	21,749
9,365	Bandhan Bank Ltd. (Financials)(b)	18,733
11,451	Bank of Baroda (Financials)	40,523
10,681	Bank of India (Financials)	20,669
11,826	Bank of Maharashtra (Financials)	9,718
2,248	Berger Paints India Ltd. (Materials)	11,270
1,077	Bharat Dynamics Ltd. (Industrials)	14,978
39,541	Bharat Electronics Ltd. (Industrials)	193,280
2,988	Bharat Forge Ltd. (Consumer Discretionary)	62,771
12,117	Bharat Heavy Electricals Ltd. (Industrials)	35,288
21,443	Bharat Petroleum Corp. Ltd. (Energy)	90,838
27,467	Bharti Airtel Ltd. (Communication Services)	567,387
873	Bharti Hexacom Ltd. (Communication Services)	15,420
6,124	Biocon Ltd. (Health Care)	26,239
90	Bosch Ltd. (Consumer Discretionary)	36,034
1,167	Britannia Industries Ltd. (Consumer Staples)	76,997
2,198	BSE Ltd. (Financials)	65,404
21,276	Canara Bank (Financials)	36,803
7,869	CG Power & Industrial Solutions Ltd. (Industrials)	62,726

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
4,615	Cholamandalam Investment and Finance Co. Ltd. (Financials)	$87,799
5,958	Cipla Ltd. (Health Care)	88,293
18,375	Coal India Ltd. (Energy)	86,981
953	Cochin Shipyard Ltd. (Industrials)(b)	15,626
3,473	Coforge Ltd. (Information Technology)	45,268
1,435	Colgate-Palmolive India Ltd. (Consumer Staples)	35,561
3,178	Container Corp. Of India Ltd. (Industrials)	17,314
1,267	Coromandel International Ltd. (Materials)	30,917
1,504	Cummins India Ltd. (Industrials)	80,978
5,889	Dabur India Ltd. (Consumer Staples)	33,563
818	Dalmia Bharat Ltd. (Materials)	17,920
4,531	Delhivery Ltd. (Industrials)*	21,585
1,232	Divi’s Laboratories Ltd. (Health Care)	86,784
395	Dixon Technologies India Ltd. (Consumer Discretionary)	45,710
6,993	DLF Ltd. (Real Estate)	46,416
6,084	Dr Reddy’s Laboratories Ltd. (Health Care)	86,021
1,457	Eicher Motors Ltd. (Consumer Discretionary)	128,290
9,638	Embassy Office Parks REIT (Real Estate)	45,028
52,889	Eternal Ltd. (Consumer Discretionary)*	143,186
4,892	Exide Industries Ltd. (Consumer Discretionary)	17,976
20,500	Federal Bank Ltd. (Financials)	67,566
729	Fertilisers & Chemicals Travancore Ltd. (Materials)	5,957
5,421	Fortis Healthcare Ltd. (Health Care)	56,170
11,590	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	33,821
27,253	GAIL India Ltd. (Utilities)	50,785
1,418	GE Vernova T&D India Ltd. (Industrials)	60,011
1,576	General Insurance Corp. of India (Financials)(b)	6,636
756	Gland Pharma Ltd. (Health Care)(b)	15,142
463	GlaxoSmithKline Pharmaceuticals Ltd. (Health Care)	13,087
1,600	Glenmark Pharmaceuticals Ltd. (Health Care)	37,578
29,085	GMR Airports Ltd. (Industrials)*	32,171
426	Godfrey Phillips India Ltd. (Consumer Staples)	9,905

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
4,251	Godrej Consumer Products Ltd. (Consumer Staples)	$56,889
1,699	Godrej Properties Ltd. (Real Estate)*	32,327
3,651	Grasim Industries Ltd. (Materials)	112,360
400	Gujarat Fluorochemicals Ltd. (Materials)	15,315
2,218	Gujarat Gas Ltd. (Utilities)	9,932
2,360	Havells India Ltd. (Industrials)	36,242
10,262	HCL Technologies Ltd. (Information Technology)	156,689
2,322	HDB Financial Services Ltd. (Financials)	18,000
2,138	HDFC Asset Management Co. Ltd. (Financials)(b)	63,419
125,348	HDFC Bank Ltd. (Financials)	1,223,151
10,860	HDFC Life Insurance Co. Ltd. (Financials)(b)	85,387
1,312	Hero MotoCorp Ltd. (Consumer Discretionary)	82,346
1,098	Hexaware Technologies Ltd. (Information Technology)	5,715
14,965	Hindalco Industries Ltd. (Materials)	152,107
1,913	Hindustan Aeronautics Ltd. (Industrials)	82,285
10,970	Hindustan Petroleum Corp. Ltd. (Energy)	52,905
8,177	Hindustan Unilever Ltd. (Consumer Staples)	210,150
3,201	Hindustan Zinc Ltd. (Materials)	21,245
146	Hitachi Energy India Ltd. (Industrials)	41,022
23	Honeywell Automation India Ltd. (Information Technology)	7,831
3,966	Housing & Urban Development Corp. Ltd. (Financials)	8,141
1,467	Hyundai Motor India Ltd. (Consumer Discretionary)	34,917
58,241	ICICI Bank Ltd. (Financials)	882,742
2,606	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	54,468
4,493	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	32,323
61,184	IDFC First Bank Ltd. (Financials)	49,417
2,930	Indian Bank (Financials)	31,900
9,400	Indian Hotels Co. Ltd. (Consumer Discretionary)	68,922
31,245	Indian Oil Corp. Ltd. (Energy)	64,385
2,550	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	15,964
20,135	Indian Railway Finance Corp. Ltd. (Financials)(b)	22,918

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
8,368	Indian Renewable Energy Development Agency Ltd. (Financials)*	$11,245
6,575	Indraprastha Gas Ltd. (Utilities)	12,348
14,425	Indus Towers Ltd. (Communication Services)*	72,136
6,511	IndusInd Bank Ltd. (Financials)*	68,473
3,651	Info Edge India Ltd. (Communication Services)	41,319
35,377	Infosys Ltd. (Information Technology)	505,557
2,405	InterGlobe Aviation Ltd. (Industrials)(b)	127,609
33,286	ITC Ltd. (Consumer Staples)	114,739
3,259	Jindal Stainless Ltd. (Materials)	27,811
4,193	Jindal Steel Ltd. (Materials)	57,344
32,381	Jio Financial Services Ltd. (Financials)	90,904
405	JK Cement Ltd. (Materials)	25,179
4,482	JSW Energy Ltd. (Utilities)	24,029
2,957	JSW Infrastructure Ltd. (Industrials)	8,282
9,025	JSW Steel Ltd. (Materials)	125,460
4,474	Jubilant Foodworks Ltd. (Consumer Discretionary)	25,567
4,320	Kalyan Jewellers India Ltd. (Consumer Discretionary)	19,474
343	Kaynes Technology India Ltd. (Information Technology)*	14,540
10,794	Knowledge Realty Trust REIT (Real Estate)	14,221
60,534	Kotak Mahindra Bank Ltd. (Financials)	276,267
1,750	KPIT Technologies Ltd. (Information Technology)	14,833
9,471	Kwality Wall’s India Ltd. (Consumer Staples)*	2,719
8,546	L&T Finance Ltd. (Financials)	26,673
231	L&T Technology Services Ltd. (Industrials)(b)	8,918
7,460	Larsen & Toubro Ltd. (Industrials)	350,818
4,671	Laurus Labs Ltd. (Health Care)(b)	55,235
861	LG Electronics India Ltd. (Consumer Discretionary)*	15,038
2,597	Life Insurance Corp. of India (Financials)	24,247
232	Linde India Ltd. (Materials)	17,162
1,114	Lloyds Metals & Energy Ltd. (Materials)	15,098
3,185	Lodha Developers Ltd. (Real Estate)(b)	34,598
770	LTIMindtree Ltd. (Information Technology)(b)	37,765
2,560	Lupin Ltd. (Health Care)	64,774

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
5,795	Mahindra & Mahindra Financial Services Ltd. (Financials)	$23,842
9,858	Mahindra & Mahindra Ltd. (Consumer Discretionary)	368,135
799	MakeMyTrip Ltd. (Consumer Discretionary)*	45,120
1,269	Mankind Pharma Ltd. (Health Care)	31,351
5,438	Marico Ltd. (Consumer Staples)	47,141
1,287	Maruti Suzuki India Ltd. (Consumer Discretionary)	210,175
2,574	Max Financial Services Ltd. (Financials)*	51,307
8,197	Max Healthcare Institute Ltd. (Health Care)	98,385
750	Mazagon Dock Shipbuilders Ltd. (Industrials)	18,342
1,647	Motilal Oswal Financial Services Ltd. (Financials)	13,128
1,166	Mphasis Ltd. (Information Technology)	29,433
24	MRF Ltd. (Consumer Discretionary)	37,193
1,509	Multi Commodity Exchange of India Ltd. (Financials)	40,526
1,175	Muthoot Finance Ltd. (Financials)	43,312
10,867	National Aluminium Co. Ltd. (Materials)	42,357
6,800	Nestle India Ltd. (Consumer Staples)	96,548
32,311	NHPC Ltd. (Utilities)	26,754
1,966	Nippon Life India Asset Management Ltd. (Financials)(b)	20,123
34,213	NMDC Ltd. (Materials)	30,740
8,394	NTPC Green Energy Ltd. (Utilities)*	8,317
48,011	NTPC Ltd. (Utilities)	201,541
1,377	Oberoi Realty Ltd. (Real Estate)	23,049
29,975	Oil & Natural Gas Corp. Ltd. (Energy)	92,156
6,924	Oil India Ltd. (Energy)	36,829
4,629	One 97 Communications Ltd. (Financials)*	55,883
274	Oracle Financial Services Software Ltd. (Information Technology)	20,878
61	Page Industries Ltd. (Consumer Discretionary)	21,530
2,847	Patanjali Foods Ltd. (Consumer Staples)	15,897
3,701	PB Fintech Ltd. (Financials)*	60,273
1,144	Persistent Systems Ltd. (Information Technology)	59,516
8,472	Petronet LNG Ltd. (Energy)	30,116
2,205	Phoenix Mills Ltd. (The) (Real Estate)	40,200
827	PI Industries Ltd. (Materials)	28,337

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
3,096	Pidilite Industries Ltd. (Materials)	$50,774
514	Polycab India Ltd. (Industrials)	48,648
15,429	Power Finance Corp. Ltd. (Financials)	70,178
50,108	Power Grid Corp. of India Ltd. (Utilities)	164,491
521	Premier Energies Ltd. (Information Technology)(b)	4,186
1,959	Prestige Estates Projects Ltd. (Real Estate)	29,996
108	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	13,475
26,174	Punjab National Bank (Financials)	37,240
5,147	Rail Vikas Nigam Ltd. (Industrials)	17,898
14,078	REC Ltd. (Financials)	54,129
65,638	Reliance Industries Ltd. (Energy)	1,005,678
48,853	Samvardhana Motherson International Ltd. (Consumer Discretionary)	71,602
2,782	SBI Cards & Payment Services Ltd. (Financials)*	23,681
4,942	SBI Life Insurance Co. Ltd. (Financials)(b)	110,665
507	Schaeffler India Ltd. (Consumer Discretionary)	24,282
97	Shree Cement Ltd. (Materials)	27,801
15,529	Shriram Finance Ltd. (Financials)	184,246
972	Siemens Energy India Ltd. (Industrials)	31,314
1,006	Siemens Ltd. (Industrials)*	37,802
8,365	SJVN Ltd. (Utilities)	6,715
281	Solar Industries India Ltd. (Materials)	41,710
5,066	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	29,764
1,527	SRF Ltd. (Materials)	43,006
20,333	State Bank of India (Financials)	268,577
12,099	Steel Authority of India Ltd. (Materials)	22,038
11,158	Sun Pharmaceutical Industries Ltd. (Health Care)	213,039
753	Sundaram Finance Ltd. (Financials)	45,601
662	Supreme Industries Ltd. (Industrials)	28,926
121,658	Suzlon Energy Ltd. (Industrials)*	57,060
15,819	Swiggy Ltd. (Consumer Discretionary)*	52,468
4,362	Tata Capital Ltd. (Financials)*	15,995
1,309	Tata Communications Ltd. (Communication Services)	22,985

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
9,449	Tata Consultancy Services Ltd. (Information Technology)	$273,926
6,449	Tata Consumer Products Ltd. (Consumer Staples)	80,882
380	Tata Elxsi Ltd. (Information Technology)	18,850
1,493	Tata Investment Corp. Ltd. (Financials)	10,810
20,816	Tata Motors Ltd. (Industrials)*	115,616
21,808	Tata Motors Passenger Vehicles Ltd. (Consumer Discretionary)	91,725
17,549	Tata Power Co. Ltd. (The) (Utilities)	72,828
81,470	Tata Steel Ltd. (Materials)	190,143
1,933	Tata Technologies Ltd. (Information Technology)	12,439
5,892	Tech Mahindra Ltd. (Information Technology)	87,937
355	Thermax Ltd. (Industrials)	12,166
3,911	Titan Co. Ltd. (Consumer Discretionary)	186,036
1,178	Torrent Pharmaceuticals Ltd. (Health Care)	56,109
1,941	Torrent Power Ltd. (Utilities)	33,420
2,009	Trent Ltd. (Consumer Discretionary)	86,111
1,185	Tube Investments of India Ltd. (Consumer Discretionary)	35,864
2,538	TVS Motor Co. Ltd. (Consumer Discretionary)	107,955
1,264	UltraTech Cement Ltd. (Materials)	176,131
17,979	Union Bank of India Ltd. (Financials)	39,973
811	United Breweries Ltd. (Consumer Staples)	14,308
3,358	United Spirits Ltd. (Consumer Staples)	50,966
2,101	UNO Minda Ltd. (Consumer Discretionary)	27,447
6,251	UPL Ltd. (Materials)	43,796
14,810	Varun Beverages Ltd. (Consumer Staples)	73,483
14,980	Vedanta Ltd. (Materials)	118,291
23,729	Vishal Mega Mart Ltd. (Consumer Discretionary)*	30,720
293,655	Vodafone Idea Ltd. (Communication Services)*	34,183
2,478	Voltas Ltd. (Industrials)	42,527
1,076	WAAREE Energies Ltd. (Information Technology)	32,044
28,075	Wipro Ltd. (Information Technology)	62,016
168,864	Yes Bank Ltd. (Financials)*	38,459
2,502	Zydus Lifesciences Ltd. (Health Care)	25,348

		18,090,981

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Indonesia – 1.1%
82,459	Alamtri Minerals Indonesia Tbk PT (Materials)	$10,329
93,328	Alamtri Resources Indonesia Tbk PT (Energy)	13,026
141,197	Amman Mineral Internasional PT (Materials)*	64,429
96,408	Aneka Tambang Tbk (Materials)	25,015
227,860	Astra International Tbk PT (Industrials)	90,723
579,013	Bank Central Asia Tbk PT (Financials)	247,803
402,362	Bank Mandiri Persero Tbk PT (Financials)	126,601
169,942	Bank Negara Indonesia Persero Tbk PT (Financials)	44,601
778,084	Bank Rakyat Indonesia Persero Tbk PT (Financials)	181,468
307,748	Barito Pacific Tbk PT (Materials)*	36,530
60,955	Barito Renewables Energy Tbk PT (Utilities)*	29,905
1,008,492	Bumi Resources Minerals Tbk PT (Materials)*	58,350
1,700,124	Bumi Resources Tbk PT (Energy)*	26,164
80,559	Chandra Asri Pacific Tbk PT (Materials)	32,195
137,088	Chandra Daya Investasi Tbk PT (Utilities)	8,586
85,467	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	21,666
17,418	Dian Swastatika Sentosa Tbk PT (Energy)*	81,999
174,756	Elang Mahkota Teknologi Tbk PT (Communication Services)	9,277
9,857,526	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	35,867
98,048	Impack Pratama Industri Tbk PT (Materials)*	12,574
26,595	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	12,453
51,346	Indofood Sukses Makmur Tbk PT (Consumer Staples)	19,754
67,075	Indosat Tbk PT (Communication Services)	9,242
233,972	Kalbe Farma Tbk PT (Health Care)	15,352
147,756	Merdeka Copper Gold Tbk PT (Materials)*	33,050
57,188	Merdeka Gold Resources Tbk PT (Materials)*	28,398
19,568	Pantai Indah Kapuk Dua Tbk PT (Real Estate)	11,117
196,444	Petrindo Jaya Kreasi Tbk PT (Energy)	18,748
28,640	Petrosea Tbk PT (Materials)	10,463
220,934	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	22,008

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
525,505	Telkom Indonesia Persero Tbk PT (Communication Services)	$110,963
109,084	Trimegah Bangun Persada Tbk PT (Materials)	10,020
72,965	Unilever Indonesia Tbk PT (Consumer Staples)	10,358
16,415	United Tractors Tbk PT (Energy)	28,003
24,536	Vale Indonesia Tbk PT (Materials)	11,562
54,544	XLSMART Telecom Sejahtera Tbk PT (Communication Services)	10,313

		1,518,912

Kazakhstan – –%
1,389	Solidcore Resources PLC (Materials)*	—

Kuwait – 0.6%
12,625	Al Ahli Bank of Kuwait KSCP (Financials)	12,592
19,842	Boubyan Bank KSCP (Financials)	43,914
11,599	Burgan Bank SAK (Financials)	7,788
28,445	Gulf Bank KSCP (Financials)	31,430
140,047	Kuwait Finance House KSCP (Financials)	367,007
8,323	Mabanee Co KPSC (Real Estate)	26,586
24,590	Mobile Telecommunications Co. KSCP (Communication Services)	43,441
90,892	National Bank of Kuwait SAKP (Financials)	279,372
29,905	Warba Bank KSCP (Financials)*	28,073

		840,203

Luxembourg – 0.0%
1,490	Reinet Investments SCA (Financials)	52,678

Mexico – 1.9%
178,528	America Movil SAB de CV, Series B (Communication Services)	232,317
5,209	Arca Continental SAB de CV (Consumer Staples)	62,752
20,588	Becle SAB de CV (Consumer Staples)	20,988
167,364	Cemex SAB de CV, Series CPO (Materials)	209,716
5,889	Coca-Cola Femsa SAB de CV (Consumer Staples)	65,523
2,313	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	14,434
31,644	Fibra Uno Administracion SA de CV REIT (Real Estate)	55,027

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
19,311	Fomento Economico Mexicano SAB de CV (Consumer Staples)	$216,881
2,045	Gruma SAB de CV, Class B (Consumer Staples)(a)	36,695
3,100	Grupo Aeroportuario del Centro Norte SAB de CV (Industrials)	47,401
4,138	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	108,079
2,058	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	74,046
14,459	Grupo Bimbo SAB de CV, Series A (Consumer Staples)(a)	52,505
5,735	Grupo Carso SAB de CV, Series A1 (Industrials)	44,981
5,020	Grupo Comercial Chedraui SA de CV (Consumer Staples)	32,222
31,885	Grupo Financiero Banorte SAB de CV, Class O (Financials)	363,937
22,009	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	56,026
34,592	Grupo Mexico SAB de CV, Series B (Materials)	440,351
2,039	Industrias Penoles SAB de CV (Materials)*	129,602
16,858	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	42,356
11,977	Prologis Property Mexico SA de CV REIT (Real Estate)	58,876
2,141	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	35,308
55,143	Wal-Mart de Mexico SAB de CV (Consumer Staples)	178,639

		2,578,662

Netherlands – –%
1,289	Nebius Group NV, Class A (Information Technology)*	—

Philippines – 0.4%
15,400	Aboitiz Power Corp. (Utilities)	11,831
2,955	Ayala Corp. (Industrials)	30,747
66,436	Ayala Land, Inc. (Real Estate)	24,079
23,278	Bank of the Philippine Islands (Financials)	46,826
23,980	BDO Unibank, Inc. (Financials)	57,096
415	Globe Telecom, Inc. (Communication Services)	12,522
8,916	International Container Terminal Services, Inc. (Industrials)	111,015
5,217	Jollibee Foods Corp. (Consumer Discretionary)	19,361
3,487	Manila Electric Co. (Utilities)	38,580
21,065	Metropolitan Bank & Trust Co. (Financials)	28,128

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
1,069	PLDT, Inc. (Communication Services)	$25,953
5,384	SM Investments Corp. (Industrials)	65,824
101,187	SM Prime Holdings, Inc. (Real Estate)	37,727

		509,689

Qatar – 0.6%
75,964	Al Rayan Bank (Financials)	48,654
37,091	Commercial Bank PSQC (The) (Financials)	49,407
19,714	Dukhan Bank (Financials)	19,432
10,255	Estithmar Holding QPSC (Industrials)*	10,663
22,429	Industries Qatar QSC (Industrials)	74,476
61,236	Mesaieed Petrochemical Holding Co. (Materials)	17,575
5,499	Nebras Energy (Utilities)	22,277
12,957	Ooredoo QPSC (Communication Services)	48,220
6,617	Qatar Fuel QSC (Energy)	26,897
31,725	Qatar Gas Transport Co. Ltd. (Energy)	42,956
11,242	Qatar International Islamic Bank QSC (Financials)	34,983
18,162	Qatar Islamic Bank (Financials)	118,220
49,251	Qatar National Bank QPSC (Financials)	261,067

		774,827

Russia – 0.0%
12,708	Alrosa PJSC (Materials)*	—
801	Gazprom Neft PJSC (Energy)*	—
49,291	Gazprom PJSC (Energy)*	—
26,300	GMK Norilskiy Nickel PAO (Materials)*	—
1,413	LUKOIL PJSC (Energy)*	—
4,560	Mobile TeleSystems PJSC (Communication Services)*	—
3,099	Novatek PJSC (Energy)*	—
5,287	Novolipetsk Steel PJSC (Materials)*	—
780	PIK-Spetsializirovannyy Zastroyshchik PAO (Consumer Discretionary)*	—
1,280	Polyus PJSC (Materials)*	—
5,078	Rosneft Oil Co. PJSC (Energy)*	—
44,370	Sberbank of Russia PJSC (Financials)*	—
969	Severstal PAO (Materials)*	—
146,300	Surgutneftegas PJSC (Energy)*	—
6,047	Tatneft PJSC (Energy)*	—
6,503	United Co RUSAL International PJSC (Materials)*	—

		—

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – 2.6%
2,498	ACWA Power Co. (Utilities)*	$110,485
4,473	Ades Holding Co. (Energy)	21,382
21,588	Al Rajhi Bank (Financials)	581,297
13,562	Alinma Bank (Financials)	101,166
5,342	Almarai Co. JSC (Consumer Staples)	56,768
10,023	Arab National Bank (Financials)	55,046
298	Arabian Internet & Co.mmunications Services Co. (Information Technology)	14,857
8,302	Bank AlBilad (Financials)	56,661
7,365	Bank Al-Jazira (Financials)	22,738
13,839	Banque Saudi Fransi (Financials)	73,311
868	Bupa Arabia for Cooperative Insurance Co. (Financials)	41,145
830	Co. for Cooperative Insurance (The) (Financials)	30,028
6,160	Dar Al Arkan Real Estate Development Co. (Real Estate)*	32,730
955	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	58,814
299	Elm Co. (Information Technology)	51,097
4,260	Etihad Etisalat Co. (Communication Services)	73,027
6,688	Jabal Omar Development Co. (Consumer Discretionary)*	26,567
6,892	Jarir Marketing Co. (Consumer Discretionary)	25,706
1,135	Makkah Construction & Development Co. (Real Estate)	23,633
376	MBC Group CJSC (Communication Services)*	2,843
1,137	Mouwasat Medical Services Co. (Health Care)	19,294
467	Nahdi Medical Co. (Consumer Staples)	12,388
5,390	Rabigh Refining & Petrochemical Co. (Energy)*	10,461
16,276	Riyad Bank (Financials)	120,544
649	Riyadh Cables Group Co. (Industrials)	20,382
2,636	SABIC Agri-Nutrients Co. (Materials)	87,002
4,351	Sahara International Petrochemical Co. (Materials)	16,089
386	SAL Saudi Logistics Services (Industrials)	16,671
15,591	Saudi Arabian Mining Co. (Materials)*	291,793
63,766	Saudi Arabian Oil Co. (Energy)(b)	424,325
625	Saudi Aramco Base Oil Co. (Materials)	15,221
11,086	Saudi Awwal Bank (Financials)	101,139

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
9,965	Saudi Basic Industries Corp. (Materials)	$143,993
9,097	Saudi Electricity Co. (Utilities)	32,838
4,027	Saudi Industrial Investment Group (Materials)	13,850
7,126	Saudi Investment Bank (The) (Financials)	25,647
32,552	Saudi National Bank (The) (Financials)	361,718
378	Saudi Research & Media Group (Communication Services)*(a)	8,249
562	Saudi Tadawul Group Holding Co. (Financials)	20,497
21,032	Saudi Telecom Co. (Communication Services)	234,493
7,460	Umm Al Qura for Development & Construction Co. (Real Estate)*	32,896
3,228	Yanbu National Petrochemical Co. (Materials)	21,687

		3,490,478

South Africa – 3.3%
9,209	Absa Group Ltd. (Financials)	156,959
3,716	Bid Corp. Ltd. (Consumer Staples)	98,083
3,737	Bidvest Group Ltd. (Industrials)	59,278
954	Capitec Bank Holdings Ltd. (Financials)	284,299
2,683	Clicks Group Ltd. (Consumer Staples)	53,636
5,957	Discovery Ltd. (Financials)	97,812
2,721	Exxaro Resources Ltd. (Energy)	33,813
55,398	FirstRand Ltd. (Financials)	345,213
9,756	Gold Fields Ltd. (Materials)	569,069
6,077	Harmony Gold Mining Co. Ltd. (Materials)	136,995
9,645	Impala Platinum Holdings Ltd. (Materials)	214,302
2,597	Investec Ltd. (Financials)	22,333
708	Kumba Iron Ore Ltd. (Materials)	16,350
2,964	Mr Price Group Ltd. (Consumer Discretionary)	34,112
18,221	MTN Group Ltd. (Communication Services)	237,608
8,352	Naspers Ltd., Class N (Consumer Discretionary)	464,511
4,690	Nedbank Group Ltd. (Financials)	92,813
3,676	Northam Platinum Holdings Ltd. (Materials)	100,078
53,435	Old Mutual Ltd. (Financials)	55,525
9,941	OUTsurance Group Ltd. (Financials)	45,884
40,258	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	67,276
5,616	Remgro Ltd. (Financials)	68,408
19,396	Sanlam Ltd. (Financials)	129,384

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
6,874	Sasol Ltd. (Materials)*	$62,752
5,250	Shoprite Holdings Ltd. (Consumer Staples)	87,245
30,786	Sibanye Stillwater Ltd. (Materials)*	135,387
14,690	Standard Bank Group Ltd. (Financials)	296,550
2,898	Valterra Platinum Ltd. (Materials)	339,438
6,523	Vodacom Group Ltd. (Communication Services)	66,691
10,499	Woolworths Holdings Ltd. (Consumer Discretionary)	35,915

		4,407,719

South Korea – 17.3%
489	ABLBio, Inc. (Health Care)*	65,948
416	Alteogen, Inc. (Health Care)	117,845
343	Amorepacific Corp. (Consumer Staples)	36,100
274	APR Corp. (Consumer Staples)*	59,524
2,900	BNK Financial Group, Inc. (Financials)	40,179
5	Celltrion Pharm, Inc. (Health Care)	252
1,685	Celltrion, Inc. (Health Care)*	279,369
88	CJ CheilJedang Corp. (Consumer Staples)	13,091
146	CJ Corp. (Industrials)	22,177
580	Coway Co. Ltd. (Consumer Discretionary)*	33,022
361	DB HiTek Co. Ltd. (Information Technology)	24,016
479	DB Insurance Co. Ltd. (Financials)	60,970
592	Doosan Bobcat, Inc. (Industrials)*	26,750
74	Doosan Co. Ltd. (Industrials)	65,743
4,754	Doosan Enerbility Co. Ltd. (Industrials)*	351,304
247	Doosan Robotics, Inc. (Industrials)*	18,287
505	Ecopro BM Co. Ltd. (Industrials)*	77,760
1,101	Ecopro Co. Ltd. (Industrials)*	141,595
344	Ecopro Materials Co. Ltd. (Industrials)*	17,194
546	GS Holdings Corp. (Industrials)	26,076
2,986	Hana Financial Group, Inc. (Financials)	252,829
292	Hanjin Kal Corp. (Consumer Discretionary)*	31,727
754	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	38,211
73	Hanmi Pharm Co. Ltd. (Health Care)*	30,093
464	Hanmi Semiconductor Co. Ltd. (Information Technology)	104,348

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
367	Hanwha Aerospace Co. Ltd. (Industrials)	$304,877
357	Hanwha Corp. (Industrials)*	33,901
1,234	Hanwha Ocean Co. Ltd. (Industrials)*	121,127
1,258	Hanwha Solutions Corp. (Materials)*	46,350
672	Hanwha Systems Co. Ltd. (Industrials)*	53,069
465	HD Hyundai Co. Ltd. (Energy)	94,552
232	HD Hyundai Electric Co. Ltd. (Industrials)	169,343
344	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	144,200
156	HD Hyundai Marine Solution Co. Ltd. (Industrials)	19,987
493	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	154,223
1,361	HLB, Inc. (Health Care)*	49,009
3,062	HMM Co. Ltd. (Industrials)	45,446
238	HYBE Co. Ltd. (Communication Services)*	64,112
59	Hyosung Heavy Industries Corp. (Industrials)	115,785
72	Hyundai Autoever Corp. (Information Technology)	25,076
252	Hyundai Elevator Co. Ltd. (Industrials)	17,290
804	Hyundai Engineering & Construction Co. Ltd. (Industrials)	92,053
410	Hyundai Glovis Co. Ltd. (Industrials)	82,513
660	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	237,205
1,571	Hyundai Motor Co. (Consumer Discretionary)	736,082
801	Hyundai Rotem Co. Ltd. (Industrials)	128,349
1,011	Hyundai Steel Co. (Materials)	32,681
2,910	Industrial Bank of Korea (Financials)	52,091
3,330	Kakao Corp. (Communication Services)	144,219
2,509	KakaoBank Corp. (Financials)	47,354
282	Kakaopay Corp. (Financials)*	13,115
1,332	Kangwon Land, Inc. (Consumer Discretionary)	17,640
4,077	KB Financial Group, Inc. (Financials)	450,638
44	KCC Corp. (Materials)	19,912
165	KEPCO Engineering & Construction Co., Inc. (Industrials)*	20,084
2,666	Kia Corp. (Consumer Discretionary)	380,857

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
165	KIWOOM Securities Co. Ltd. (Financials)	$53,451
776	Korea Aerospace Industries Ltd. (Industrials)	103,305
2,845	Korea Electric Power Corp. (Utilities)	115,699
341	Korea Gas Corp. (Utilities)	9,767
456	Korea Investment Holdings Co. Ltd. (Financials)	81,944
91	Korea Zinc Co. Ltd. (Materials)	128,418
2,157	Korean Air Lines Co. Ltd. (Industrials)*	42,135
311	Krafton, Inc. (Communication Services)*	53,725
728	KT Corp. (Communication Services)	32,288
1,015	KT&G Corp. (Consumer Staples)	115,083
177	Kumho Petrochemical Co. Ltd. (Materials)*	18,875
298	L&F Co. Ltd. (Industrials)*	26,040
530	LG Chem Ltd. (Materials)	153,823
367	LG CNS Co. Ltd. (Information Technology)	19,007
967	LG Corp. (Industrials)	72,399
3,380	LG Display Co. Ltd. (Information Technology)*	33,694
1,217	LG Electronics, Inc. (Consumer Discretionary)	123,265
448	LG Energy Solution Ltd. (Industrials)*	132,983
106	LG H&H Co. Ltd. (Consumer Staples)	19,675
169	LG Innotek Co. Ltd. (Information Technology)	37,477
1,160	LG Uplus Corp. (Communication Services)	13,338
138	LIG Nex1 Co. Ltd. (Industrials)*	48,830
274	LigaChem Biosciences, Inc. (Health Care)*	36,514
214	Lotte Chemical Corp. (Materials)	14,267
187	LS Corp. (Industrials)*	36,984
175	LS Electric Co. Ltd. (Industrials)	95,742
852	Meritz Financial Group, Inc. (Financials)*	75,279
2,113	Mirae Asset Securities Co. Ltd. (Financials)	105,760
1,475	NAVER Corp. (Communication Services)	260,958
150	NCSoft Corp. (Communication Services)	24,088
256	Netmarble Corp. (Communication Services)(b)	9,361
1,637	NH Investment & Securities Co. Ltd. (Financials)	40,399

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
263	Orion Corp. (Consumer Staples)*	$24,389
242	Peptron, Inc. (Health Care)	47,946
71	PharmaResearch Co. Ltd. (Health Care)	17,250
625	Posco DX Co. Ltd. (Information Technology)	17,075
396	POSCO Future M Co. Ltd. (Industrials)*	67,996
806	POSCO Holdings, Inc. (Materials)	231,406
529	Posco International Corp. (Industrials)	26,551
92	Rainbow Robotics (Industrials)*	55,002
152	Sam Chun Dang Pharm Co. Ltd. (Health Care)	87,174
127	Samsung Biologics Co. Ltd. (Health Care)*(b)	156,973
918	Samsung C&T Corp. (Industrials)	223,677
295	Samsung Card Co. Ltd. (Financials)	12,920
1,817	Samsung E&A Co. Ltd. (Industrials)	45,978
603	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	188,005
51,701	Samsung Electronics Co. Ltd. (Information Technology)	7,781,207
70	Samsung Episholdings Co. Ltd. (Health Care)*	32,847
339	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	124,901
7,134	Samsung Heavy Industries Co. Ltd. (Industrials)*	143,573
854	Samsung Life Insurance Co. Ltd. (Financials)	136,545
692	Samsung SDI Co. Ltd. (Information Technology)*	224,172
399	Samsung SDS Co. Ltd. (Information Technology)	54,088
689	Samsung Securities Co. Ltd. (Financials)	51,154
47	Samyang Foods Co. Ltd. (Consumer Staples)	39,894
5,099	Shinhan Financial Group Co. Ltd. (Financials)	343,478
338	SK Biopharmaceuticals Co. Ltd. (Health Care)*	28,149
293	SK Bioscience Co. Ltd. (Health Care)*	9,970
5,921	SK hynix, Inc. (Information Technology)	4,367,175
872	SK Innovation Co. Ltd. (Energy)	77,410
958	SK Square Co. Ltd. (Industrials)*	429,552

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,206	SK Telecom Co. Ltd. (Communication Services)	$66,902
397	SK, Inc. (Industrials)	110,669
211	SKC Co. Ltd. (Materials)*	16,604
453	S-Oil Corp. (Energy)*	34,640
7,019	Woori Financial Group, Inc. (Financials)	175,658
615	Yuhan Corp. (Health Care)	47,114

		23,480,167

Taiwan – 22.1%
5,922	Accton Technology Corp. (Information Technology)	265,637
34,342	Acer, Inc. (Information Technology)	30,149
5,051	Advantech Co. Ltd. (Information Technology)	54,457
875	Alchip Technologies Ltd. (Information Technology)	97,842
41,434	ASE Technology Holding Co. Ltd. (Information Technology)	514,424
26,364	Asia Cement Corp. (Materials)	30,283
3,760	Asia Vital Components Co. Ltd. (Information Technology)	212,630
333	ASMedia Technology, Inc. (Information Technology)	14,030
375	ASPEED Technology, Inc. (Information Technology)	116,906
7,317	Asustek Computer, Inc. (Information Technology)	124,720
74,362	AUO Corp. (Information Technology)*	39,550
1,824	Bizlink Holding, Inc. (Industrials)	82,402
12,768	Caliway Biopharmaceuticals Co. Ltd. (Health Care)*	67,295
5,833	Catcher Technology Co. Ltd. (Information Technology)	35,789
100,848	Cathay Financial Holding Co. Ltd. (Financials)	257,524
15,649	Chailease Holding Co. Ltd. (Financials)	52,145
74,997	Chang Hwa Commercial Bank Ltd. (Financials)	51,903
25,030	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	25,101
6,398	Chicony Electronics Co. Ltd. (Information Technology)	25,624
35,246	China Airlines Ltd. (Industrials)	23,715
134,795	China Steel Corp. (Materials)	89,616
4,144	Chroma ATE, Inc. (Information Technology)	183,228
41,919	Chunghwa Telecom Co. Ltd. (Communication Services)	179,973
43,988	Compal Electronics, Inc. (Information Technology)	44,607
173,543	CTBC Financial Holding Co. Ltd. (Financials)	310,822

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
20,745	Delta Electronics, Inc. (Information Technology)	$950,477
8,747	E Ink Holdings, Inc. (Information Technology)	52,407
156,053	E.Sun Financial Holding Co. Ltd. (Financials)	175,498
1,851	Eclat Textile Co. Ltd. (Consumer Discretionary)	25,086
3,552	Elite Material Co. Ltd. (Information Technology)	277,687
751	eMemory Technology, Inc. (Information Technology)	60,877
31,143	Eva Airways Corp. (Industrials)	37,917
12,204	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	77,030
34,610	Far Eastern New Century Corp. (Industrials)	31,936
20,599	Far EasTone Telecommunications Co. Ltd. (Communication Services)	60,719
5,036	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	15,135
126,891	First Financial Holding Co. Ltd. (Financials)	121,561
19,152	FIT Hon Teng Ltd. (Information Technology)*(a)(b)	15,376
39,259	Formosa Chemicals & Fibre Corp. (Materials)	64,151
15,274	Formosa Petrochemical Corp. (Energy)	26,671
47,205	Formosa Plastics Corp. (Materials)	78,042
1,580	Fortune Electric Co. Ltd. (Industrials)	54,167
11,662	Foxconn Technology Co. Ltd. (Information Technology)	22,232
85,098	Fubon Financial Holding Co. Ltd. (Financials)	256,840
5,614	Gigabyte Technology Co. Ltd. (Information Technology)	43,079
1,021	Global Unichip Corp. (Information Technology)	90,614
2,553	Globalwafers Co. Ltd. (Information Technology)	37,218
3,927	Gold Circuit Electronics Ltd. (Information Technology)	103,928
23,387	Highwealth Construction Corp. (Real Estate)	28,362
132,087	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,028,392
1,060	Hon Precision, Inc. (Information Technology)	165,057
2,844	Hotai Motor Co. Ltd. (Consumer Discretionary)	53,306
96,404	Hua Nan Financial Holdings Co. Ltd. (Financials)	117,683
87,595	Innolux Corp. (Information Technology)	75,215

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,973	International Games System Co. Ltd. (Communication Services)	$66,202
27,742	Inventec Corp. (Information Technology)	41,109
1,199	Jentech Precision Industrial Co. Ltd. (Information Technology)	119,858
179,681	KGI Financial Holding Co. Ltd. (Financials)	126,366
908	King Slide Works Co. Ltd. (Information Technology)	100,223
12,232	King Yuan Electronics Co. Ltd. (Information Technology)	128,156
1,116	Largan Precision Co. Ltd. (Information Technology)	90,107
21,621	Lite-On Technology Corp. (Information Technology)	119,843
1,088	Lotes Co. Ltd. (Information Technology)	61,876
15,855	MediaTek, Inc. (Information Technology)	988,048
130,035	Mega Financial Holding Co. Ltd. (Financials)	168,944
8,347	Micro-Star International Co. Ltd. (Information Technology)	25,219
61,307	Nan Ya Plastics Corp. (Materials)	180,320
2,636	Nan Ya Printed Circuit Board Corp. (Information Technology)	46,874
12,516	Nanya Technology Corp. (Information Technology)*	114,489
1,427	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	18,448
6,639	Novatek Microelectronics Corp. (Information Technology)	83,596
22,752	Pegatron Corp. (Information Technology)	53,580
3,434	PharmaEssentia Corp. (Health Care)	79,658
2,046	Phison Electronics Corp. (Information Technology)	123,897
27,292	Pou Chen Corp. (Consumer Discretionary)	27,151
36,463	Powerchip Semiconductor Manufacturing Corp. (Information Technology)*	89,607
7,374	Powertech Technology, Inc. (Information Technology)	60,956
6,449	President Chain Store Corp. (Consumer Staples)	46,078
28,653	Quanta Computer, Inc. (Information Technology)	267,609
5,325	Realtek Semiconductor Corp. (Information Technology)	82,150
23,776	Ruentex Development Co. Ltd. (Real Estate)	22,473
41,513	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	53,403

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
3,142	Shihlin Electric & Engineering Corp. (Industrials)	$23,758
6,481	Sino-American Silicon Products, Inc. (Information Technology)	24,503
142,439	SinoPac Financial Holdings Co. Ltd. (Financials)	151,516
14,735	Synnex Technology International Corp. (Information Technology)	33,945
26,638	TA Chen Stainless Pipe (Materials)	31,621
51,869	Taichung Commercial Bank Co. Ltd. (Financials)	35,066
244,689	Taishin Financial Holding Co. Ltd. (Financials)	200,700
86,047	Taiwan Business Bank (Financials)	45,214
115,496	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	88,812
19,694	Taiwan High Speed Rail Corp. (Industrials)	17,068
19,460	Taiwan Mobile Co. Ltd. (Communication Services)	67,026
263,678	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	16,854,238
77,327	TCC Group Holdings Co. Ltd. (Materials)	65,407
17,876	Teco Electric and Machinery Co. Ltd. (Industrials)	47,481
5,853	Tripod Technology Corp. (Information Technology)	73,043
13,516	Unimicron Technology Corp. (Information Technology)	208,515
51,987	Uni-President Enterprises Corp. (Consumer Staples)	120,760
128,259	United Microelectronics Corp. (Information Technology)	268,756
12,258	Vanguard International Semiconductor Corp. (Information Technology)	52,432
1,212	VisEra Technologies Co. Ltd. (Information Technology)	13,281
877	Voltronic Power Technology Corp. (Industrials)	26,020
33,907	Walsin Lihwa Corp. (Industrials)	39,924
16,096	Wan Hai Lines Ltd. (Industrials)	39,401
35,277	Winbond Electronics Corp. (Information Technology)*	138,459
32,571	Wistron Corp. (Information Technology)	141,926
1,099	Wiwynn Corp. (Information Technology)	140,848
18,364	WPG Holdings Ltd. (Information Technology)	41,187

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
9,138	WT Microelectronics Co. Ltd. (Information Technology)	$53,872
18,164	Yageo Corp. (Information Technology)	173,428
20,474	Yang Ming Marine Transport Corp. (Industrials)	37,654
114,017	Yuanta Financial Holding Co. Ltd. (Financials)	179,550
6,984	Zhen Ding Technology Holding Ltd. (Information Technology)	46,767

		29,945,453

Thailand – 1.5%
11,888	Advanced Info Service PCL, NVDR (Communication Services)	145,325
48,193	Airports of Thailand PCL, NVDR (Industrials)	84,495
104,337	Asset World Corp. PCL, NVDR (Consumer Discretionary)	8,391
122,844	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	85,756
95,760	Bangkok Expressway & Metro PCL, NVDR (Industrials)	19,408
101,840	Banpu PCL, NVDR (Energy)	18,674
12,569	Berli Jucker PCL, NVDR (Consumer Staples)	6,470
6,500	Bumrungrad Hospital PCL, NVDR (Health Care)	44,539
36,500	Cal-Comp Electronics Thailand PCL, NVDR (Information Technology)	6,576
36,111	Central Pattana PCL, NVDR (Real Estate)	81,318
43,660	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	28,933
43,777	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	29,574
9,051	Com7 PCL, NVDR (Consumer Discretionary)	7,017
62,027	CP ALL PCL, NVDR (Consumer Staples)	103,262
16,733	CP AXTRA PCL, NVDR (Consumer Staples)	9,043
51,100	Delta Electronics Thailand PCL, NVDR (Information Technology)	458,642
2,558	Electricity Generating PCL, NVDR (Utilities)	10,163
8,351	Global Power Synergy PCL, NVDR (Utilities)	11,686
45,887	Gulf Development PCL, NVDR (Utilities)*	91,523
58,550	Home Product Center PCL, NVDR (Consumer Discretionary)	13,938

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
21,063	Indorama Ventures PCL, NVDR (Materials)	$15,517
6,694	Kasikornbank PCL, NVDR (Financials)	43,284
40,875	Krung Thai Bank PCL, NVDR (Financials)	45,037
10,818	Krungthai Card PCL, NVDR (Financials)	11,572
97,305	Land & Houses PCL, NVDR (Real Estate)	13,648
38,203	Minor International PCL, NVDR (Consumer Discretionary)	31,954
8,520	Muangthai Capital PCL, NVDR (Financials)	10,141
20,817	Osotspa PCL, NVDR (Consumer Staples)	11,519
15,061	PTT Exploration & Production PCL, NVDR (Energy)	66,378
26,725	PTT Global Chemical PCL, NVDR (Materials)	24,288
34,119	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	14,708
151,362	PTT PCL, NVDR (Energy)	180,164
12,170	Ratch Group PCL, NVDR (Utilities)	12,137
9,381	SCB X PCL, NVDR (Financials)	44,815
13,142	SCG Packaging PCL, NVDR (Materials)	8,709
8,523	Siam Cement PCL (The), NVDR (Materials)	61,691
127,100	Thai Airways International PCL, NVDR (Industrials)*	28,008
97,622	Thai Beverage PCL (Consumer Staples)	35,503
29,756	Thai Life Insurance PCL, NVDR (Financials)	10,530
12,977	Thai Oil PCL, NVDR (Energy)	22,856
33,471	Thai Union Group PCL, NVDR (Consumer Staples)	13,352
17,367	TIDLOR Holdings PCL, NVDR (Financials)	11,118
2,189	Tisco Financial Group PCL, NVDR (Financials)	8,063
285,150	TMBThanachart Bank PCL, NVDR (Financials)	21,649
118,663	True Corp. PCL, NVDR (Communication Services)	55,352

		2,066,726

Turkey – 0.8%
10,938	AG Anadolu Grubu Holding AS (Industrials)	8,407
402	Agesa Hayat ve Emeklilik AS (Financials)	2,064

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
8,117	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	$4,595
31,079	Akbank TAS (Financials)	63,746
466	Akcansa Cimento AS (Materials)	2,230
3,767	Akfen Yenilenebilir Enerji AS (Utilities)*	1,530
19,560	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	4,530
2,432	Aksa Enerji Uretim AS (Utilities)*	3,716
1,675	Alarko Holding AS (Industrials)	3,902
878	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)	807
8,380	Anadolu Anonim Turk Sigorta Sirketi (Financials)	4,953
22,804	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	9,832
762	Anadolu Hayat Emeklilik AS (Financials)	1,945
1,209	Arcelik AS (Consumer Discretionary)*	3,169
13,017	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	95,364
3,127	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	13,375
998	Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	1,185
1,800	Aydem Yenilenebilir Enerji AS (Utilities)*	1,037
923	Aygaz AS (Utilities)	5,162
26,328	Baticim Bati Anadolu Cimento Sanayii AS (Materials)*	3,241
4,684	BatiSoke Soke Cimento Sanayii TAS (Materials)*	3,108
4,670	BIM Birlesik Magazalar AS (Consumer Staples)	70,923
334	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	4,924
44	Borusan Yatirim ve Pazarlama AS (Financials)	2,292
19,063	Can2 Termik AS (Utilities)*	698
39	Celebi Hava Servisi AS (Industrials)	1,546
4,767	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	5,553
9,691	Coca-Cola Icecek AS (Consumer Staples)	15,699
3,236	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	2,246
965	Destek Finans Faktoring AS (Financials)*(a)	32,868

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
12,045	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	$5,514
921	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	4,589
216	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	1,425
5,636	Efor Yatirim Sanayi Ticaret AS (Consumer Staples)	2,752
16	EGE Endustri VE Ticaret AS (Consumer Discretionary)	2,393
1,881	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	4,922
24,713	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	13,326
3,015	Enerjisa Enerji AS (Utilities)(b)	7,367
28,741	Enerya Enerji AS (Utilities)	6,552
6,476	Enka Insaat ve Sanayi AS (Industrials)	14,985
40,390	Eregli Demir ve Celik Fabrikalari TAS (Materials)	30,013
2,256	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	1,813
7,536	Ford Otomotiv Sanayi AS (Consumer Discretionary)	19,872
16,875	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	2,999
1,627	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	1,708
420	Grainturk Tarim AS (Consumer Staples)*	2,181
959	Gubre Fabrikalari TAS (Materials)*	11,608
255	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS (Industrials)	2,102
12,498	Haci Omer Sabanci Holding AS (Financials)	28,663
40,853	Hektas Ticaret TAS (Materials)*	2,826
5,937	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	2,945
5,136	Is Yatirim Menkul Degerler AS (Financials)	5,627
7,113	Izdemir Enerji Elektrik Uretim AS (Utilities)*	1,529
2,289	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	964
2,847	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	1,978
9,573	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	7,083

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
7,838	Katilimevim Tasarruf Finansman AS (Financials)	$7,169
5,497	Kayseri Seker Fabrikasi AS (Consumer Staples)*	649
3,757	Kiler Holding AS (Industrials)*	26,499
7,554	KOC Holding AS (Industrials)	34,305
5,587	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	1,401
2,845	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	609
3	Konya Cimento Sanayii AS (Materials)*	305
4,563	Kuyumcukent Gayrimenkul Yatirimlari AS REIT (Real Estate)*	7,641
2,879	LDR Turizm AS (Industrials)	5,538
8,254	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	9,345
7,020	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	7,251
2,927	MIA Teknoloji AS (Information Technology)*	2,497
1,131	Migros Ticaret AS (Consumer Staples)	16,610
596	MLP Saglik Hizmetleri AS (Health Care)*(b)	5,926
6,052	OBA Makarnacilik Sanayi VE Ticaret AS (Consumer Staples)	1,154
413	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)*	3,615
12,418	Oyak Cimento Fabrikalari AS (Materials)	6,922
2,490	Pasifik Eurasia Lojistik Dis Ticaret AS (Industrials)*(a)	6,872
2,644	Pegasus Hava Tasimaciligi AS (Industrials)*(a)	11,821
47,258	Peker Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	13,870
13,095	Petkim Petrokimya Holding AS (Materials)*	5,151
1,418	Ral Yatirim Holding AS (Industrials)*	5,049
6,826	Reysas Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	5,026
6,410	Reysas Tasimacilik ve Lojistik Ticaret AS (Industrials)*	2,915
119,495	Sasa Polyester Sanayi AS (Materials)*	6,715
1,509	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	2,918
5,788	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	972

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
3,342	Sok Marketler Ticaret AS (Consumer Staples)*	$4,847
613	TAB Gida Sanayi Ve Ticaret AS (Consumer Discretionary)	3,630
2,221	TAV Havalimanlari Holding AS (Industrials)*	15,614
2,347	Tekfen Holding AS (Industrials)	3,839
2,520	Tera Yatirim Menkul Degerler AS (Financials)*	15,139
12,181	Tera Yatirim Teknoloji Holding AS REIT (Real Estate)*	3,913
1,586	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	11,475
2,304	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	4,461
2,385	TR Anadolu Metal Madencilik Isletmeleri AS (Materials)*	9,160
12,337	Turk Altin Isletmeleri AS (Materials)*	17,122
7,847	Turk Hava Yollari AO (Industrials)	54,900
6,440	Turk Telekomunikasyon AS (Communication Services)*	9,956
331	Turk Traktor ve Ziraat Makineleri AS (Industrials)	3,848
10,402	Turkcell Iletisim Hizmetleri AS (Communication Services)	27,406
7,948	Turkiye Halk Bankasi AS (Financials)*	8,861
91,259	Turkiye Is Bankasi AS, Class C (Financials)	35,111
9,867	Turkiye Petrol Rafinerileri AS (Energy)	49,052
22,701	Turkiye Sigorta AS (Financials)	6,301
13,136	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	3,879
18,154	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	18,529
189	Ufuk Yatirim Yonetim ve Gayrimenkul AS (Real Estate)*	6,459
1,802	Ulker Biskuvi Sanayi AS (Consumer Staples)	5,063
37,016	Yapi ve Kredi Bankasi AS (Financials)*	36,467
1,527	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	1,407
17,601	Zorlu Enerji Elektrik Uretim AS (Utilities)*	1,350

		1,118,917

United Arab Emirates – 2.2%
33,694	Abu Dhabi Commercial Bank PJSC (Financials)	139,086
15,999	Abu Dhabi Islamic Bank PJSC (Financials)	111,088
34,040	Abu Dhabi National Energy Co. PJSC (Utilities)	26,231

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
33,704	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	$36,709
30,722	ADNOC Drilling Co. PJSC (Energy)	42,830
76,081	Adnoc Gas PLC (Energy)	70,435
40,442	Aldar Properties PJSC (Real Estate)	118,929
17,938	Alpha Dhabi Holding PJSC (Industrials)*	44,545
36,458	Borouge PLC (Materials)	25,711
101,596	Dubai Electricity & Water Authority PJSC (Utilities)	82,991
32,719	Dubai Islamic Bank PJSC (Financials)	73,945
9,414	Emaar Development PJSC (Real Estate)	49,601
68,767	Emaar Properties PJSC (Real Estate)	303,338
27,213	Emirates NBD Bank PJSC (Financials)	244,525
38,515	Emirates Telecommunications Group Co. PJSC (Communication Services)	212,682
48,925	First Abu Dhabi Bank PJSC (Financials)	261,374
9,373	International Holding Co. PJSC (Industrials)*	1,019,850
37,103	Modon Holding PSC (Industrials)*	33,945
40,613	Two Point Zero Group PJSC (Industrials)*	22,007

		2,919,822

United States – 0.3%
200	BeOne Medicines Ltd., Class A (Health Care)*	7,512
10,746	BeOne Medicines Ltd., Class H (Health Care)*	264,180
3,922	JBS NV, Class A (Consumer Staples)*	66,243

		337,935

TOTAL COMMON STOCKS (Cost $78,122,404)		132,050,027

Shares	Description	Rate	Value

Preferred Stocks – 2.1%

Brazil – 1.1%
2,888	Axia Energia (Utilities)	6.17%	37,652
57,253	Banco Bradesco SA (Financials)	6.79	236,119
20,425	Cia Energetica de Minas Gerais (Utilities)	13.68	48,072
14,304	Gerdau SA (Materials)	2.95	58,545

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
59,494	Itau Unibanco Holding SA (Financials)	6.53%	$542,692
65,007	Itausa SA (Financials)	7.94	180,887
47,745	Petroleo Brasileiro SA - Petrobras (Energy)	7.40	366,163

			1,470,130

Chile – 0.1%
1,573	Sociedad Quimica y Minera de Chile SA, Class B (Materials)*	0.00	120,026

Colombia – 0.1%
3,160	Grupo Argos SA (Materials)	5.17	11,192
4,980	Grupo Cibest SA (Financials)	7.11	84,368
1,754	Grupo de Inversiones Suramericana SA (Financials)	3.26	21,485

			117,045

India – 0.0%
11,624	TVS Motor Co. Ltd. (Consumer Discretionary)*(c)	6.00	1,278

Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)*	0.00	—
31,665	Surgutneftegas PJSC (Energy)*	0.00	—
640	Tatneft PJSC (Energy)*	0.00	—

			—

South Korea – 0.8%
29	Doosan Co. Ltd. (Industrials)	0.33	12,358
184	Hanwha Corp. (Industrials)*	2.36	7,176
379	Hyundai Motor Co. (Consumer Discretionary)	3.12	85,232
219	Hyundai Motor Co. (Consumer Discretionary)	3.10	48,946
25	Hyundai Motor Co. (Consumer Discretionary)	3.28	5,327

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

South Korea – (continued)
63	Korea Investment Holdings Co. Ltd. (Financials)	4.88%	$7,861
89	LG Chem Ltd. (Materials)	0.52	12,436
194	LG Electronics, Inc. (Consumer Discretionary)	1.57	8,995
1,493	Mirae Asset Securities Co. Ltd. (Financials)	1.08	23,923
8,997	Samsung Electronics Co. Ltd. (Information Technology)	1.16	899,387
29	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	4.62	8,296

			1,119,937

TOTAL PREFERRED STOCKS (Cost $1,581,404)			2,828,416

Shares	Description		Value

Exchange-Traded Fund – 0.5%

United States – 0.5%
23,978	iShares MSCI Malaysia ETF
(Cost $568,898)			700,637

Shares	Dividend Rate		Value

Investment Company – 0.6%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
787,719	3.571%		787,719
(Cost $787,719)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $81,060,425)			136,366,799

Securities Lending Reinvestment Vehicle – 0.6%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
822,516	3.589%		822,516
(Cost $822,516)

TOTAL INVESTMENTS – 101.0% (Cost $81,882,941)			$137,189,315

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(1,379,445)

NET ASSETS – 100.0%			$135,809,870

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	32.4%

Financials	19.5

Consumer Discretionary	10.4

Industrials	8.6

Communication Services	7.2

Materials	6.9

Energy	3.6

Health Care	3.1

Consumer Staples	3.1

Utilities	2.2

Real Estate	1.3

Investment Company	0.6

Exchange-Traded Fund	0.5

Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%

Australia – 7.9%
25,040	AGL Energy Ltd. (Utilities)	$176,485
20,777	ALS Ltd. (Industrials)	379,348
9,939	Ampol Ltd. (Energy)	199,529
126,318	ANZ Group Holdings Ltd. (Financials)	3,604,423
53,540	APA Group (Utilities)	351,029
24,076	Aristocrat Leisure Ltd. (Consumer Discretionary)	824,945
7,994	ASX Ltd. (Financials)	301,709
44,772	Atlas Arteria Ltd. (Industrials)	153,152
76,632	Aurizon Holdings Ltd. (Industrials)	226,639
210,426	BHP Group Ltd. (Materials)	8,759,171
18,952	BlueScope Steel Ltd. (Materials)	378,172
58,866	Brambles Ltd. (Industrials)	1,052,128
14,062	CAR Group Ltd. (Communication Services)	265,765
19,400	Charter Hall Group REIT (Real Estate)	305,127
2,731	Cochlear Ltd. (Health Care)	387,323
54,948	Coles Group Ltd. (Consumer Staples)	805,103
70,444	Commonwealth Bank of Australia (Financials)	8,766,261
21,964	Computershare Ltd. (Industrials)	485,076
20,506	CSL Ltd. (Health Care)	2,144,693
44,287	Dexus REIT (Real Estate)	211,775
8,194	EBOS Group Ltd. (Health Care)	117,807
61,387	Endeavour Group Ltd. (Consumer Staples)	171,053
82,584	Evolution Mining Ltd. (Materials)	975,791
66,619	Fortescue Ltd. (Materials)	1,003,644
405,228	Glencore PLC (Materials)*	2,909,281
84,300	Goodman Group REIT (Real Estate)	1,738,611
79,874	GPT Group (The) REIT (Real Estate)	288,026
101,750	Insurance Australia Group Ltd. (Financials)	482,931
13,401	IREN Ltd. (Information Technology)*	548,771
4,569	JB Hi-Fi Ltd. (Consumer Discretionary)	267,423
92,890	Lottery Corp. Ltd. (The) (Consumer Discretionary)	364,751
38,621	Lynas Rare Earths Ltd. (Materials)*	522,392
15,105	Macquarie Group Ltd. (Financials)	2,298,023
114,902	Medibank Pvt Ltd. (Financials)	358,656
7,193	Mineral Resources Ltd. (Materials)*	312,589
164,223	Mirvac Group REIT (Real Estate)	239,919

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
129,367	National Australia Bank Ltd. (Financials)	$4,519,321
25,469	NEXTDC Ltd. (Information Technology)*	251,929
57,987	Northern Star Resources Ltd. (Materials)	1,251,304
20,339	Orica Ltd. (Materials)	353,958
71,299	Origin Energy Ltd. (Utilities)	617,357
114,527	PLS Group Ltd. (Materials)*	423,596
2,037	Pro Medicus Ltd. (Health Care)	188,717
63,397	Qantas Airways Ltd. (Industrials)	449,540
63,208	QBE Insurance Group Ltd. (Financials)	978,832
7,556	Ramsay Health Care Ltd. (Health Care)	231,923
2,096	REA Group Ltd. (Communication Services)(a)	248,539
12,295	Reece Ltd. (Industrials)	137,213
15,642	Rio Tinto Ltd. (Materials)	1,865,273
45,232	Rio Tinto PLC (Materials)	4,460,576
137,602	Santos Ltd. (Energy)	662,900
216,463	Scentre Group REIT (Real Estate)	589,282
14,294	SEEK Ltd. (Communication Services)	168,690
8,405	SGH Ltd. (Industrials)	279,725
188,972	Sigma Healthcare Ltd. (Health Care)	382,465
19,664	Sonic Healthcare Ltd. (Health Care)	333,943
188,618	South32 Ltd. (Materials)	618,326
99,566	Stockland REIT (Real Estate)	362,584
45,590	Suncorp Group Ltd. (Financials)	475,325
12,255	Technology One Ltd. (Information Technology)	227,683
478,321	Telstra Group Ltd. (Communication Services)	1,765,735
16,343	TPG Telecom Ltd. (Communication Services)	45,889
132,169	Transurban Group (Industrials)	1,350,688
160,207	Vicinity Ltd. REIT (Real Estate)	279,720
14,719	Washington H Soul Pattinson & Co. Ltd. (Financials)	401,223
47,462	Wesfarmers Ltd. (Consumer Discretionary)	2,693,051
143,742	Westpac Banking Corp. (Financials)	4,357,702
34,730	Whitehaven Coal Ltd. (Energy)	193,300
7,628	WiseTech Global Ltd. (Information Technology)	258,432
80,085	Woodside Energy Group Ltd. (Energy)	1,615,725
51,231	Woolworths Group Ltd. (Consumer Staples)	1,314,352
20,262	Worley Ltd. (Industrials)	163,746

		76,896,085

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Austria – 0.4%
2,968	ANDRITZ AG (Industrials)	$257,743
3,259	BAWAG Group AG (Financials)*(b)	507,923
12,788	Erste Group Bank AG (Financials)	1,520,450
1,482	EVN AG (Utilities)	51,794
5,903	OMV AG (Energy)	381,938
5,323	Raiffeisen Bank International AG (Financials)	265,599
634	Strabag SE (Industrials)	71,263
2,810	Verbund AG (Utilities)	200,062
1,473	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	114,612
4,666	voestalpine AG (Materials)	267,414
4,456	Wienerberger AG (Materials)	146,261

		3,785,059

Belgium – 0.9%
921	Ackermans & van Haaren NV (Industrials)	316,006
7,598	Ageas SA/NV (Financials)	564,274
40,645	Anheuser-Busch InBev SA/NV (Consumer Staples)	3,302,644
1,570	Colruyt Group NV (Consumer Staples)	63,582
871	D’ieteren Group (Consumer Discretionary)	188,607
1,834	Elia Group SA/NV (Utilities)	291,897
804	Financiere de Tubize SA (Health Care)	215,013
3,169	Groupe Bruxelles Lambert NV (Financials)	318,227
10,593	KBC Group NV (Financials)	1,435,822
17	Lotus Bakeries NV (Consumer Staples)	211,156
624	Sofina SA (Financials)	185,515
3,034	Syensqo SA (Materials)	173,273
5,105	UCB SA (Health Care)	1,520,733
7,358	Warehouses De Pauw CVA REIT (Real Estate)	226,225

		9,012,974

Brazil – 0.0%
6,415	Yara International ASA (Materials)	324,142

Chile – 0.1%
14,670	Antofagasta PLC (Materials)	841,782

China – 0.6%
210,151	Alibaba Health Information Technology Ltd. (Consumer Staples)*	149,913
70,634	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	70,344
31,353	BYD Electronic International Co. Ltd. (Information Technology)	129,306

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
112,539	China Gas Holdings Ltd. (Utilities)	$116,537
124,105	China Mengniu Dairy Co. Ltd. (Consumer Staples)	256,709
72,890	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	122,258
348,328	CSPC Pharmaceutical Group Ltd. (Health Care)	440,857
87,051	Fosun International Ltd. (Industrials)	43,068
275,279	Geely Automobile Holdings Ltd. (Consumer Discretionary)	568,355
51,724	Prosus NV (Consumer Discretionary)*	2,657,181
35,523	Qingdao Port International Co. Ltd., Class H (Industrials)(b)	34,332
409,191	Sino Biopharmaceutical Ltd. (Health Care)	316,487
56,534	SITC International Holdings Co. Ltd. (Industrials)	241,251
39,895	Wharf Holdings Ltd. (The) (Real Estate)	132,097
74,198	Wilmar International Ltd. (Consumer Staples)	206,488
65,892	Xinyi Glass Holdings Ltd. (Industrials)(a)	87,439
110,696	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	379,824

		5,952,446

Denmark – 1.4%
3,882	Carlsberg AS, Class B (Consumer Staples)	603,158
5,448	Coloplast A/S, Class B (Health Care)	420,137
27,331	Danske Bank A/S (Financials)	1,425,721
8,009	DSV A/S (Industrials)	2,069,962
2,618	Genmab A/S (Health Care)*	764,755
132,900	Novo Nordisk A/S, Class B (Health Care)	4,996,351
15,364	Novonesis Novozymes B, Class B (Materials)	911,691
19,678	Orsted AS (Utilities)*(b)	466,451
3,274	Pandora A/S (Consumer Discretionary)	258,691
14,261	Tryg A/S (Financials)	352,919
42,497	Vestas Wind Systems A/S (Industrials)	1,090,967

		13,360,803

Faroe Islands – 0.0%
2,068	Bakkafrost P/F (Consumer Staples)	99,124

Finland – 1.1%
5,850	Elisa OYJ (Communication Services)	300,044
17,975	Fortum OYJ (Utilities)	420,430

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Finland – (continued)
11,240	Kesko OYJ, Class B (Consumer Staples)	$276,835
14,063	Kone OYJ, Class B (Industrials)	1,063,001
27,062	Metso Oyj (Industrials)	565,712
17,906	Neste OYJ (Energy)	447,780
213,229	Nokia OYJ (Information Technology)	1,632,410
132,447	Nordea Bank Abp (Financials)	2,572,456
4,432	Orion OYJ, Class B (Health Care)	354,265
104,678	Sampo OYJ, Class A (Financials)	1,160,295
23,800	Stora Enso OYJ, Class R (Materials)(a)	323,298
22,379	UPM-Kymmene OYJ (Materials)	712,890
20,245	Wartsila OYJ Abp (Industrials)	882,031

		10,711,447

France – 7.6%
23,746	Air Liquide SA (Materials)	4,997,302
24,773	Airbus SE (Industrials)	5,388,929
70,474	AXA SA (Financials)	3,449,834
41,813	BNP Paribas SA (Financials)	4,714,706
29,237	Bollore SE (Energy)	171,082
8,123	Bouygues SA (Industrials)	505,245
6,677	Capgemini SE (Information Technology)	843,145
19,236	Cie de Saint-Gobain SA (Industrials)	1,958,680
27,039	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	1,098,219
41,597	Credit Agricole SA (Financials)	922,599
26,906	Danone SA (Consumer Staples)	2,307,623
28,662	Dassault Systemes (Information Technology)	627,755
73,926	Engie SA (Utilities)	2,525,141
12,353	EssilorLuxottica SA (Health Care)	3,284,587
1,373	Hermes International SCA (Consumer Discretionary)	3,321,639
2,982	Kering (Consumer Discretionary)	1,006,611
10,640	Legrand SA (Industrials)	1,932,765
9,402	L’Oreal SA (Consumer Staples)	4,411,518
10,919	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	7,014,577
79,384	Orange SA (Communication Services)	1,704,926
8,187	Pernod Ricard SA (Consumer Staples)	756,492
9,653	Publicis Groupe SA (Communication Services)	859,585
14,679	Safran SA (Industrials)	5,892,713
1,172	Sartorius Stedim Biotech (Health Care)	253,370

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
27,250	Societe Generale SA (Financials)	$2,376,379
3,670	Thales SA (Industrials)	1,104,526
85,356	TotalEnergies SE (Energy)	6,780,472
20,358	Vinci SA (Industrials)	3,383,167

		73,593,587

Germany – 8.2%
7,052	adidas AG (Consumer Discretionary)	1,317,221
16,096	Allianz SE (Financials)	7,263,544
37,744	BASF SE (Materials)	2,170,285
41,498	Bayer AG (Health Care)	2,058,353
11,697	Bayerische Motoren Werke AG (Consumer Discretionary)	1,235,502
4,079	Beiersdorf AG (Consumer Staples)	518,451
4,543	BioNTech SE ADR (Health Care)*	500,990
29,448	Commerzbank AG (Financials)	1,204,756
4,510	Continental AG (Consumer Discretionary)	389,361
21,041	Daimler Truck Holding AG (Industrials)	1,069,000
75,157	Deutsche Bank AG (Financials)	2,688,316
7,756	Deutsche Boerse AG (Financials)	2,128,207
38,730	Deutsche Post AG (Industrials)	2,291,000
148,622	Deutsche Telekom AG (Communication Services)	5,982,050
93,465	E.ON SE (Utilities)	2,171,771
8,923	Fresenius Medical Care AG (Health Care)	415,621
17,440	Fresenius SE & Co. KGaA (Health Care)	1,048,103
2,549	Hannover Rueck SE (Financials)	775,877
264	Hapag-Lloyd AG (Industrials)(b)	40,740
5,359	Heidelberg Materials AG (Materials)	1,199,354
4,018	Henkel AG & Co. KGaA (Consumer Staples)	364,106
55,007	Infineon Technologies AG (Information Technology)	2,976,188
2,759	Knorr-Bremse AG (Industrials)	363,217
29,265	Mercedes-Benz Group AG (Consumer Discretionary)	2,038,640
5,472	Merck KGaA (Health Care)	828,920
2,242	MTU Aero Engines AG (Industrials)	967,262
5,540	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	3,634,226
1,944	Rheinmetall AG (Industrials)	3,818,203
28,508	RWE AG (Utilities)	1,835,785
43,201	SAP SE (Information Technology)	8,720,236
31,242	Siemens AG (Industrials)	9,125,957

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
31,294	Siemens Energy AG (Industrials)	$6,150,137
12,592	Siemens Healthineers AG (Health Care)(b)	626,512
2,529	Talanx AG (Financials)	319,501
1,185	Volkswagen AG (Consumer Discretionary)	142,431
30,172	Vonovia SE (Real Estate)	1,022,056

		79,401,879

Hong Kong – 1.8%
443,145	AIA Group Ltd. (Financials)	4,917,444
51,095	Cathay Pacific Airways Ltd. (Industrials)	91,841
79,186	CK Asset Holdings Ltd. (Real Estate)	503,938
25,341	CK Infrastructure Holdings Ltd. (Utilities)	215,275
77,150	CLP Holdings Ltd. (Utilities)	731,836
2,445	Futu Holdings Ltd. ADR (Financials)*	363,914
72,612	Hang Lung Properties Ltd. (Real Estate)	95,335
54,936	Henderson Land Development Co. Ltd. (Real Estate)	248,900
94,416	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	84,613
150,685	HKT Trust & HKT Ltd. (Communication Services)	237,716
462,250	Hong Kong & China Gas Co. Ltd. (Utilities)	449,713
50,327	Hong Kong Exchanges & Clearing Ltd. (Financials)	2,695,808
43,115	Hongkong Land Holdings Ltd. (Real Estate)	373,807
110,496	Link REIT (Real Estate)	547,525
65,334	MTR Corp. Ltd. (Industrials)	311,880
56,913	Power Assets Holdings Ltd. (Utilities)	461,654
109,613	Prudential PLC (Financials)	1,676,326
1,290	Regencell Bioscience Holdings Ltd. (Health Care)*(a)	33,837
154,365	Sino Land Co. Ltd. (Real Estate)	252,205
56,555	Sun Hung Kai Properties Ltd. (Real Estate)	1,055,596
17,089	Swire Pacific Ltd., Class A (Industrials)	183,842
43,909	Swire Properties Ltd. (Real Estate)	151,562
57,778	Techtronic Industries Co. Ltd. (Industrials)	942,512
316,868	WH Group Ltd. (Consumer Staples)(b)	398,609
64,595	Wharf Real Estate Investment Co. Ltd. (Real Estate)	238,655

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
9,600	Zijin Gold International Co. Ltd. (Materials)*	$286,939

		17,551,282

Indonesia – 0.1%
8,527	Jardine Matheson Holdings Ltd. (Industrials)	703,478

Ireland – 0.5%
7,405	AerCap Holdings NV (Industrials)	1,106,603
87,255	AIB Group PLC (Financials)	911,745
40,321	Bank of Ireland Group PLC (Financials)	787,182
6,224	Kerry Group PLC, Class A (Consumer Staples)	553,356
6,392	Kingspan Group PLC (Industrials)	636,593

		3,995,479

Israel – 1.4%
2,408	Airport City Ltd. (Real Estate)*	42,241
9,003	Amot Investments Ltd. (Real Estate)	59,697
1,525	Azrieli Group Ltd. (Real Estate)	218,924
55,238	Bank Hapoalim BM (Financials)	1,391,631
63,626	Bank Leumi Le-Israel BM (Financials)	1,537,609
116,308	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	306,596
658	Big Shopping Centers Ltd. (Real Estate)	158,448
1,173	Camtek Ltd. (Information Technology)*	195,104
4,963	Cellebrite DI Ltd. (Information Technology)*	66,206
3,592	Check Point Software Technologies Ltd. (Information Technology)*	546,235
2,714	Clal Insurance Enterprises Holdings Ltd. (Financials)	202,380
388	Delek Group Ltd. (Energy)	118,627
1,134	Elbit Systems Ltd. (Industrials)	867,639
10,825	Energix-Renewable Energies Ltd. (Utilities)	69,051
5,484	Enlight Renewable Energy Ltd. (Utilities)*	375,179
968	Etoro Group Ltd., Class A (Financials)*	29,689
277	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	54,334
2,162	First International Bank Of Israel Ltd. (The) (Financials)	185,698
4,109	Global-e Online Ltd. (Consumer Discretionary)*	143,692

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
4,589	Harel Insurance Investments & Financial Services Ltd. (Financials)	$240,768
29,099	ICL Group Ltd. (Materials)	137,451
156	Israel Corp. Ltd. (Materials)	40,192
51,634	Israel Discount Bank Ltd., Class A (Financials)	624,315
954	Mega Or Holdings Ltd. (Real Estate)	155,148
1,043	Melisron Ltd. (Real Estate)	141,147
753	Menora Mivtachim Holdings Ltd. (Financials)	107,450
20,037	Migdal Insurance & Financial Holdings Ltd. (Financials)*	108,322
24,447	Mivne Real Estate KD Ltd. (Real Estate)	101,286
6,278	Mizrahi Tefahot Bank Ltd. (Financials)	469,746
2,996	Next Vision Stabilized Systems Ltd. (Information Technology)	341,993
2,641	Nice Ltd. (Information Technology)*	299,027
1,242	Nova Ltd. (Information Technology)*	544,636
1,380	Oddity Tech Ltd., Class A (Consumer Staples)*	16,243
5,500	OPC Energy Ltd. (Utilities)*	173,156
9,700	Phoenix Financial Ltd. (Financials)	495,001
3,277	Plus500 Ltd. (Financials)	176,583
5,922	Shapir Engineering and Industry Ltd. (Industrials)	61,763
15,040	Shikun & Binui Ltd. (Industrials)*	79,197
11,233	Shufersal Ltd. (Consumer Staples)	157,280
2,092	Strauss Group Ltd. (Consumer Staples)	92,144
2,902	Tel Aviv Stock Exchange Ltd. (Financials)	141,243
48,594	Teva Pharmaceutical Industries Ltd. (Health Care)*	1,644,417
4,585	Tower Semiconductor Ltd. (Information Technology)*	578,947
2,289	Wix.com Ltd. (Information Technology)*	161,283

		13,657,718

Italy – 3.1%
64,907	A2A SpA (Utilities)	189,980
8,467	Banca Mediolanum SpA (Financials)	182,345
77,925	Banca Monte dei Paschi di Siena SpA (Financials)	763,467
46,725	Banco BPM SpA (Financials)	691,534
60,010	BPER Banca SpA (Financials)	850,955
24,161	Davide Campari-Milano NV (Consumer Staples)	181,945
324,174	Enel SpA (Utilities)	3,901,780

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
87,441	Eni SpA (Energy)	$2,029,318
5,170	Ferrari NV (Consumer Discretionary)	1,961,898
25,459	FinecoBank Banca Fineco SpA (Financials)	600,889
37,814	Generali (Financials)	1,614,436
14,638	Infrastrutture Wireless Italiane SpA (Communication Services)(a)(b)	155,461
602,131	Intesa Sanpaolo SpA (Financials)	4,148,315
17,047	Leonardo SpA (Industrials)	1,143,237
9,072	Moncler SpA (Consumer Discretionary)	625,969
19,016	Poste Italiane SpA (Financials)(b)	510,788
21,380	PRADA SpA (Consumer Discretionary)	121,630
11,900	Prysmian SpA (Industrials)	1,440,160
4,597	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	262,808
20,671	Ryanair Holdings PLC ADR (Industrials)	1,395,086
85,461	Snam SpA (Utilities)	664,957
449,574	Telecom Italia SpA (Communication Services)*	337,703
251,597	Telecom Italia SpA-RSP (Communication Services)*	220,360
58,570	Terna - Rete Elettrica Nazionale (Utilities)	705,367
59,206	UniCredit SpA (Financials)	5,061,791
13,747	Unipol Assicurazioni SpA (Financials)	343,450

		30,105,629

Japan – 25.4%
3,816	ABC-Mart, Inc. (Consumer Discretionary)	64,123
15,847	Acom Co. Ltd. (Financials)	52,030
30,909	Advantest Corp. (Information Technology)	5,315,655
100,753	Aeon Co. Ltd. (Consumer Staples)	1,436,839
8,501	AGC, Inc. (Industrials)	377,338
8,433	Air Water, Inc. (Materials)	117,184
21,236	Aisin Corp. (Consumer Discretionary)	378,065
36,552	Ajinomoto Co., Inc. (Consumer Staples)	1,163,109
7,825	Alfresa Holdings Corp. (Health Care)	134,272
14,771	ALSOK Co. Ltd. (Industrials)	121,196
12,824	Amada Co. Ltd. (Industrials)	213,768
18,636	ANA Holdings, Inc. (Industrials)	406,202
62,850	Asahi Group Holdings Ltd. (Consumer Staples)	684,154
8,900	Asahi Intecc Co. Ltd. (Health Care)	191,881

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
52,548	Asahi Kasei Corp. (Materials)	$620,815
26,718	Asics Corp. (Consumer Discretionary)	820,407
75,711	Astellas Pharma, Inc. (Health Care)	1,261,567
19,480	Azbil Corp. (Information Technology)	181,418
24,193	Bandai Namco Holdings, Inc. (Consumer Discretionary)	657,647
5,391	BayCurrent, Inc. (Industrials)	155,558
46,438	Bridgestone Corp. (Consumer Discretionary)	1,129,087
10,487	Brother Industries Ltd. (Information Technology)	217,095
38,042	Canon, Inc. (Information Technology)	1,160,327
13,956	Capcom Co. Ltd. (Communication Services)	321,178
39,461	Central Japan Railway Co. (Industrials)	1,164,684
26,685	Chiba Bank Ltd. (The) (Financials)(a)	397,733
27,591	Chubu Electric Power Co., Inc. (Utilities)	466,109
27,116	Chugai Pharmaceutical Co. Ltd. (Health Care)	1,815,838
5,850	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	154,526
1,563	Cosmos Pharmaceutical Corp. (Consumer Staples)	69,458
17,250	CyberAgent, Inc. (Communication Services)	152,253
18,137	Dai Nippon Printing Co. Ltd. (Industrials)	377,552
14,268	Daifuku Co. Ltd. (Industrials)	591,465
148,506	Dai-ichi Life Holdings, Inc. (Financials)	1,532,382
72,663	Daiichi Sankyo Co. Ltd. (Health Care)	1,426,033
11,522	Daikin Industries Ltd. (Industrials)	1,469,724
12,516	Daito Trust Construction Co. Ltd. (Real Estate)	288,600
24,420	Daiwa House Industry Co. Ltd. (Real Estate)	882,639
188	Daiwa House REIT Investment Corp. REIT (Real Estate)	160,154
55,708	Daiwa Securities Group, Inc. (Financials)	587,320
69,879	Denso Corp. (Consumer Discretionary)	1,007,063
8,297	Dentsu Group, Inc. (Communication Services)*	155,471
3,795	Disco Corp. (Information Technology)	1,835,212
42,004	East Japan Railway Co. (Industrials)	1,038,498

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
19,280	Ebara Corp. (Industrials)	$684,386
10,951	Eisai Co. Ltd. (Health Care)	367,617
7,009	Electric Power Development Co. Ltd. (Utilities)	167,453
112,111	ENEOS Holdings, Inc. (Energy)	1,068,510
38,871	FANUC Corp. (Industrials)	1,770,949
7,382	Fast Retailing Co. Ltd. (Consumer Discretionary)	3,263,920
4,528	Food & Life Cos. Ltd. (Consumer Discretionary)	291,909
5,678	Fuji Electric Co. Ltd. (Industrials)	505,883
6,065	Fuji Media Holdings, Inc. (Communication Services)	139,111
49,514	FUJIFILM Holdings Corp. (Information Technology)	1,028,813
10,231	Fujikura Ltd. (Industrials)	1,753,933
76,365	Fujitsu Ltd. (Information Technology)	1,754,989
7,633	Fukuoka Financial Group, Inc. (Financials)	334,556
202	GLP J REIT (Real Estate)	181,137
1,830	GMO Payment Gateway, Inc. (Financials)	94,838
9,126	Hakuhodo DY Holdings, Inc. (Communication Services)	68,449
11,646	Hamamatsu Photonics KK (Information Technology)	150,941
9,850	Hankyu Hanshin Holdings, Inc. (Industrials)(a)	287,377
10,622	Haseko Corp. (Consumer Discretionary)	232,272
608	Hikari Tsushin, Inc. (Industrials)	172,168
1,224	Hirose Electric Co. Ltd. (Information Technology)	182,943
4,308	Hitachi Construction Machinery Co. Ltd. (Industrials)	193,898
183,872	Hitachi Ltd. (Industrials)	6,154,780
195,338	Honda Motor Co. Ltd. (Consumer Discretionary)	1,982,470
4,516	Hoshizaki Corp. (Industrials)	158,975
14,184	Hoya Corp. (Health Care)	2,567,883
23,776	Hulic Co. Ltd. (Real Estate)	315,084
10,382	Ibiden Co. Ltd. (Information Technology)	634,191
33,745	Idemitsu Kosan Co. Ltd. (Energy)	322,266
42,730	IHI Corp. (Industrials)	1,177,692
6,672	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	118,846
35,796	Inpex Corp. (Energy)	871,256
14,138	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	278,911
24,342	Isuzu Motors Ltd. (Consumer Discretionary)	455,034
264,277	ITOCHU Corp. (Industrials)	3,842,490
10,392	J Front Retailing Co. Ltd. (Consumer Discretionary)(a)	171,730

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
17,926	Japan Airlines Co. Ltd. (Industrials)(a)	$370,633
44,104	Japan Exchange Group, Inc. (Financials)	603,261
290	Japan Metropolitan Fund Invest REIT (Real Estate)	226,056
58,262	Japan Post Bank Co. Ltd. (Financials)	1,142,290
73,461	Japan Post Holdings Co. Ltd. (Financials)	957,993
7,615	Japan Post Insurance Co. Ltd. (Financials)	248,850
300	Japan Real Estate Investment Corp. REIT (Real Estate)	249,992
46,804	Japan Tobacco, Inc. (Consumer Staples)	1,794,815
24,985	JFE Holdings, Inc. (Materials)(a)	352,151
22,522	JX Advanced Metals Corp. (Materials)	599,962
18,452	Kajima Corp. (Industrials)	844,094
4,300	Kandenko Co. Ltd. (Industrials)	192,409
38,017	Kansai Electric Power Co., Inc. (The) (Utilities)	687,411
6,496	Kansai Paint Co. Ltd. (Materials)	115,004
19,185	Kao Corp. (Consumer Staples)	820,117
6,524	Kawasaki Heavy Industries Ltd. (Industrials)	762,822
15,365	Kawasaki Kisen Kaisha Ltd. (Industrials)(a)	247,316
128,921	KDDI Corp. (Communication Services)	2,205,592
4,580	Keio Corp. (Industrials)	123,121
19,770	Keisei Electric Railway Co. Ltd. (Industrials)	171,709
4,296	Kewpie Corp. (Consumer Staples)	123,219
7,758	Keyence Corp. (Information Technology)	3,282,584
32,080	Kikkoman Corp. (Consumer Staples)	308,215
4,626	Kinden Corp. (Industrials)	251,500
7,885	Kintetsu Group Holdings Co. Ltd. (Industrials)	166,867
7,057	Kioxia Holdings Corp. (Information Technology)*	958,712
34,046	Kirin Holdings Co. Ltd. (Consumer Staples)	590,312
5,899	Kobe Bussan Co. Ltd. (Consumer Staples)	140,027
4,713	Koei Tecmo Holdings Co. Ltd. (Communication Services)	54,458
8,647	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	156,241
5,892	Kokusai Electric Corp. (Information Technology)	243,945
36,963	Komatsu Ltd. (Industrials)	1,783,457

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,994	Konami Group Corp. (Communication Services)	$532,874
39,817	Kubota Corp. (Industrials)	809,984
13,540	Kuraray Co. Ltd. (Materials)	160,052
4,688	Kurita Water Industries Ltd. (Industrials)	261,627
56,406	Kyocera Corp. (Information Technology)	998,418
12,406	Kyoto Financial Group, Inc. (Financials)	308,074
10,386	Kyowa Kirin Co. Ltd. (Health Care)	191,921
19,268	Kyushu Electric Power Co., Inc. (Utilities)	248,556
5,863	Kyushu Railway Co. (Industrials)	148,861
3,349	Lasertec Corp. (Information Technology)	722,033
11,610	Lixil Corp. (Industrials)(a)	136,457
109,093	LY Corp. (Communication Services)	271,815
17,061	M3, Inc. (Health Care)	187,739
10,167	Makita Corp. (Industrials)	394,307
61,836	Marubeni Corp. (Industrials)	2,379,572
7,418	Marui Group Co. Ltd. (Financials)	150,807
14,828	MatsukiyoCocokara & Co. (Consumer Staples)	245,891
24,003	Mazda Motor Corp. (Consumer Discretionary)	213,471
3,556	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	169,230
39,328	Mebuki Financial Group, Inc. (Financials)	338,303
7,659	Medipal Holdings Corp. (Health Care)	150,457
10,379	MEIJI Holdings Co. Ltd. (Consumer Staples)	267,710
44,636	Metaplanet, Inc. (Consumer Discretionary)*	92,631
14,212	MINEBEA MITSUMI, Inc. (Industrials)	306,224
11,873	MISUMI Group, Inc. (Industrials)	239,399
54,819	Mitsubishi Chemical Group Corp. (Materials)	407,478
141,611	Mitsubishi Corp. (Industrials)	4,798,221
81,563	Mitsubishi Electric Corp. (Industrials)	3,129,825
48,401	Mitsubishi Estate Co. Ltd. (Real Estate)	1,636,256
7,557	Mitsubishi Gas Chemical Co., Inc. (Materials)	211,233
34,731	Mitsubishi HC Capital, Inc. (Financials)	336,799
131,314	Mitsubishi Heavy Industries Ltd. (Industrials)	4,217,188

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
27,056	Mitsubishi Motors Corp. (Consumer Discretionary)	$74,362
478,841	Mitsubishi UFJ Financial Group, Inc. (Financials)	9,104,496
101,424	Mitsui & Co. Ltd. (Industrials)	3,814,647
14,846	Mitsui Chemicals, Inc. (Materials)	226,315
115,151	Mitsui Fudosan Co. Ltd. (Real Estate)	1,553,663
2,300	Mitsui Kinzoku Co. Ltd. (Materials)	543,750
15,071	Mitsui OSK Lines Ltd. (Industrials)(a)	559,690
103,958	Mizuho Financial Group, Inc. (Financials)	4,761,593
10,292	MonotaRO Co. Ltd. (Industrials)	137,150
55,369	MS&AD Insurance Group Holdings, Inc. (Financials)	1,551,928
71,412	Murata Manufacturing Co. Ltd. (Information Technology)	1,879,010
52,294	NEC Corp. (Information Technology)	1,451,671
13,451	Nexon Co. Ltd. (Communication Services)	286,122
9,913	NGK Insulators Ltd. (Industrials)	291,247
4,047	NH Foods Ltd. (Consumer Staples)	185,313
10,583	Nichirei Corp. (Consumer Staples)	144,010
38,079	NIDEC Corp. (Industrials)	600,484
11,174	Nikon Corp. (Consumer Discretionary)	142,927
48,584	Nintendo Co. Ltd. (Communication Services)	2,799,123
336	Nippon Building Fund, Inc. REIT (Real Estate)	312,703
10,321	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	254,513
37,105	Nippon Paint Holdings Co. Ltd. (Materials)	274,975
279	Nippon Prologis REIT, Inc. REIT (Real Estate)	163,692
7,788	Nippon Sanso Holdings Corp. (Materials)	298,949
211,773	Nippon Steel Corp. (Materials)	862,691
6,746	Nippon Television Holdings, Inc. (Communication Services)	146,911
17,181	Nippon Yusen KK (Industrials)(a)	590,839
5,442	Nissan Chemical Corp. (Materials)	247,726
93,174	Nissan Motor Co. Ltd. (Consumer Discretionary)*(a)	258,530
10,673	Nisshin Seifun Group, Inc. (Consumer Staples)	149,302
7,608	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	160,615

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
6,633	Niterra Co. Ltd. (Consumer Discretionary)	$335,760
16,055	Nitori Holdings Co. Ltd. (Consumer Discretionary)	321,666
30,032	Nitto Denko Corp. (Materials)	699,609
127,823	Nomura Holdings, Inc. (Financials)	1,189,194
21,527	Nomura Real Estate Holdings, Inc. (Real Estate)	160,289
170	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	181,733
16,875	Nomura Research Institute Ltd. (Information Technology)	472,014
2,282,155	NTT, Inc. (Communication Services)	2,240,861
28,846	Obayashi Corp. (Industrials)	815,910
1,187	OBIC Business Consultants Co. Ltd. (Information Technology)	48,050
13,605	Obic Co. Ltd. (Information Technology)	365,995
13,243	Odakyu Electric Railway Co. Ltd. (Industrials)	152,045
33,709	Oji Holdings Corp. (Materials)	212,564
46,370	Olympus Corp. (Health Care)	453,825
7,813	Omron Corp. (Information Technology)	277,840
16,994	Ono Pharmaceutical Co. Ltd. (Health Care)	291,116
3,124	Open House Group Co. Ltd. (Consumer Discretionary)	231,511
1,389	Oracle Corp. Japan (Information Technology)	83,914
46,489	Oriental Land Co. Ltd. (Consumer Discretionary)(a)	838,514
47,961	ORIX Corp. (Financials)	1,702,788
232	Orix JREIT, Inc. REIT (Real Estate)	154,691
15,549	Osaka Gas Co. Ltd. (Utilities)	648,950
9,156	Otsuka Corp. (Information Technology)	184,674
18,550	Otsuka Holdings Co. Ltd. (Health Care)	1,272,509
79,684	Pan Pacific International Holdings Corp. (Consumer Discretionary)	530,801
94,218	Panasonic Holdings Corp. (Consumer Discretionary)	1,531,024
76,822	Persol Holdings Co. Ltd. (Industrials)	122,915
3,730	Rakuten Bank Ltd. (Financials)*	152,019
59,245	Rakuten Group, Inc. (Consumer Discretionary)*	314,240
61,951	Recruit Holdings Co. Ltd. (Industrials)	2,724,455
69,120	Renesas Electronics Corp. (Information Technology)	1,314,442
93,046	Resona Holdings, Inc. (Financials)	1,138,603

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
7,833	Resonac Holdings Corp. (Materials)	$598,544
23,611	Ricoh Co. Ltd. (Information Technology)	222,310
4,545	Rinnai Corp. (Consumer Discretionary)	118,570
14,658	Rohm Co. Ltd. (Information Technology)	270,017
8,208	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	128,384
21,476	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	494,791
6,817	Sanrio Co. Ltd. (Consumer Discretionary)	250,019
14,271	Santen Pharmaceutical Co. Ltd. (Health Care)	159,826
8,114	Sanwa Holdings Corp. (Industrials)	214,849
25,068	SBI Holdings, Inc. (Financials)	537,888
3,430	SCREEN Holdings Co. Ltd. (Information Technology)	503,653
17,684	Secom Co. Ltd. (Industrials)	683,914
6,450	Sega Sammy Holdings, Inc. (Consumer Discretionary)	108,034
9,304	Seibu Holdings, Inc. (Industrials)(a)	276,513
11,473	Seiko Epson Corp. (Information Technology)	155,607
15,731	Sekisui Chemical Co. Ltd. (Industrials)	307,214
25,348	Sekisui House Ltd. (Consumer Discretionary)	621,178
96,618	Seven & i Holdings Co. Ltd. (Consumer Staples)(a)	1,358,686
13,004	SG Holdings Co. Ltd. (Industrials)	132,101
11,560	Sharp Corp. (Consumer Discretionary)*	47,691
9,934	Shimadzu Corp. (Information Technology)	277,357
5,910	Shimamura Co. Ltd. (Consumer Discretionary)	136,124
3,352	Shimano, Inc. (Consumer Discretionary)	359,837
22,617	Shimizu Corp. (Industrials)	506,012
71,067	Shin-Etsu Chemical Co. Ltd. (Materials)	2,807,630
32,161	Shionogi & Co. Ltd. (Health Care)	754,766
16,334	Shiseido Co. Ltd. (Consumer Staples)	345,250
19,163	Shizuoka Financial Group, Inc. (Financials)	385,899
2,353	SMC Corp. (Industrials)	1,136,674
1,194,913	SoftBank Corp. (Communication Services)	1,636,332
157,132	SoftBank Group Corp. (Communication Services)	4,115,374

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,322	Sojitz Corp. (Industrials)	$422,737
38,349	Sompo Holdings, Inc. (Financials)	1,533,960
252,900	Sony Financial Group, Inc. (Financials)*	259,015
252,580	Sony Group Corp. (Consumer Discretionary)	5,893,668
11,018	Square Enix Holdings Co. Ltd. (Communication Services)	181,687
4,722	Stanley Electric Co. Ltd. (Consumer Discretionary)	99,809
23,999	Subaru Corp. (Consumer Discretionary)	456,000
4,264	Sugi Holdings Co. Ltd. (Consumer Staples)	98,048
59,744	Sumitomo Chemical Co. Ltd. (Materials)	218,006
45,273	Sumitomo Corp. (Industrials)	1,932,131
30,429	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	2,022,103
20,793	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	225,743
4,783	Sumitomo Heavy Industries Ltd. (Industrials)	189,114
10,693	Sumitomo Metal Mining Co. Ltd. (Materials)	864,686
160,777	Sumitomo Mitsui Financial Group, Inc. (Financials)	6,175,690
27,170	Sumitomo Mitsui Trust Group, Inc. (Financials)	954,191
6,500	Sumitomo Pharma Co. Ltd. (Health Care)*	105,082
35,492	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,202,125
7,302	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	130,091
2,829	Sundrug Co. Ltd. (Consumer Staples)	76,503
5,220	Suntory Beverage & Food Ltd. (Consumer Staples)	164,399
67,280	Suzuki Motor Corp. (Consumer Discretionary)	1,021,536
19,856	Sysmex Corp. (Health Care)	187,209
22,540	T&D Holdings, Inc. (Financials)	608,382
6,358	Taisei Corp. (Industrials)	828,322
65,351	Takeda Pharmaceutical Co. Ltd. (Health Care)	2,435,724
5,608	TBS Holdings, Inc. (Communication Services)	212,287
80,427	TDK Corp. (Information Technology)	1,248,969
57,143	Terumo Corp. (Health Care)	772,277
9,180	TIS, Inc. (Information Technology)	189,568
8,707	Tobu Railway Co. Ltd. (Industrials)	175,451

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,936	Toei Animation Co. Ltd. (Communication Services)	$30,195
22,480	Toho Co. Ltd. (Communication Services)(a)	225,340
19,263	Tohoku Electric Power Co., Inc. (Utilities)	159,841
73,674	Tokio Marine Holdings, Inc. (Financials)	3,080,033
6,874	Tokyo Century Corp. (Financials)	100,518
62,202	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	279,047
19,044	Tokyo Electron Ltd. (Information Technology)	5,368,304
13,619	Tokyo Gas Co. Ltd. (Utilities)	667,843
12,239	Tokyo Metro Co. Ltd. (Industrials)	131,072
20,940	Tokyu Corp. (Industrials)	267,911
24,791	Tokyu Fudosan Holdings Corp. (Real Estate)	249,379
11,268	TOPPAN Holdings, Inc. (Industrials)	387,208
57,811	Toray Industries, Inc. (Materials)	496,184
12,502	Tosoh Corp. (Materials)	218,570
6,365	TOTO Ltd. (Industrials)	249,219
3,806	Toyo Suisan Kaisha Ltd. (Consumer Staples)	299,726
7,127	Toyota Industries Corp. (Industrials)	923,486
444,892	Toyota Motor Corp. (Consumer Discretionary)	10,899,676
27,993	Toyota Tsusho Corp. (Industrials)	1,252,939
5,522	Trend Micro, Inc. (Information Technology)	183,919
10,388	Tsuruha Holdings, Inc. (Consumer Staples)(a)	174,658
47,794	Unicharm Corp. (Consumer Staples)	327,402
129	United Urban Investment Corp. REIT (Real Estate)	153,189
16,520	USS Co. Ltd. (Consumer Discretionary)	201,309
18,332	West Japan Railway Co. (Industrials)	393,822
11,076	Yakult Honsha Co. Ltd. (Consumer Staples)	185,481
27,085	Yamada Holdings Co. Ltd. (Consumer Discretionary)	100,724
16,232	Yamaha Corp. (Consumer Discretionary)	125,905
38,283	Yamaha Motor Co. Ltd. (Consumer Discretionary)	304,793
11,507	Yamato Holdings Co. Ltd. (Industrials)	141,069
5,528	Yamazaki Baking Co. Ltd. (Consumer Staples)	124,245

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,201	Yaskawa Electric Corp. (Industrials)	$360,343
9,987	Yokogawa Electric Corp. (Information Technology)	399,480
46,793	Yokohama Financial Group, Inc. (Financials)	506,518
5,471	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	276,204
3,922	Zensho Holdings Co. Ltd. (Consumer Discretionary)	249,425
16,943	ZOZO, Inc. (Consumer Discretionary)(a)	123,607

		247,087,446

Luxembourg – 0.2%
17,950	ArcelorMittal (Materials)	1,175,820
27,328	CVC Capital Partners PLC (Financials)(b)	390,098

		1,565,918

Macau – 0.0%
90,665	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	484,032
34,102	MGM China Holdings Ltd. (Consumer Discretionary)	54,583
101,215	Sands China Ltd. (Consumer Discretionary)	229,159

		767,774

Mexico – 0.0%
7,688	Fresnillo PLC (Materials)	438,252

Netherlands – 4.5%
24,152	ABN AMRO Bank NV (Financials)(b)	808,722
1,178	Adyen NV (Financials)*(b)	1,383,633
2,571	Argenx SE ADR (Health Care)*	1,971,751
1,938	ASM International NV (Information Technology)	1,634,231
16,075	ASML Holding NV (Information Technology)	23,409,646
3,163	EXOR NV (Financials)	277,664
5,227	Heineken Holding NV (Consumer Staples)	451,756
12,136	Heineken NV (Consumer Staples)	1,125,685
121,129	ING Groep NV (Financials)	3,522,512
37,817	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,865,054
140,359	Koninklijke KPN NV (Communication Services)	795,632
34,709	Koninklijke Philips NV (Health Care)	1,109,764
8,793	Nebius Group NV (Information Technology)*	801,834
10,629	NXP Semiconductors NV (Information Technology)	2,412,889
40,029	Universal Music Group NV (Communication Services)	903,182

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
9,965	Wolters Kluwer NV (Industrials)	$801,243

		43,275,198

New Zealand – 0.3%
28,194	a2 Milk Co. Ltd. (The) (Consumer Staples)	195,401
71,876	Auckland International Airport Ltd. (Industrials)	395,063
32,356	Contact Energy Ltd. (Utilities)	180,367
23,620	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	579,683
38,257	Infratil Ltd. (Financials)	257,568
3,452	Mainfreight Ltd. (Industrials)	133,293
27,215	Mercury NZ Ltd. (Utilities)	104,351
52,791	Meridian Energy Ltd. (Utilities)	179,293
76,234	Spark New Zealand Ltd. (Communication Services)	104,297
6,790	Xero Ltd. (Information Technology)*	402,306

		2,531,622

Nigeria – 0.0%
24,365	Airtel Africa PLC (Communication Services)(b)	114,324

Norway – 0.7%
921	Aker ASA, Class A (Industrials)	89,453
12,800	Aker BP ASA (Energy)	385,074
30,769	AutoStore Holdings Ltd. (Industrials)*(b)	35,254
34,714	DNB Bank ASA (Financials)	1,100,161
31,566	Equinor ASA (Energy)	934,365
5,961	Frontline PLC (Energy)	221,813
7,555	Gjensidige Forsikring ASA (Financials)	213,148
17,470	Kongsberg Gruppen ASA (Industrials)	708,467
11,197	Leroy Seafood Group ASA (Consumer Staples)	58,495
18,477	Mowi ASA (Consumer Staples)	435,443
6,985	Nordic Semiconductor ASA (Information Technology)*	105,215
54,539	Norsk Hydro ASA (Materials)	505,294
33,186	Orkla ASA (Consumer Staples)	453,833
2,269	Protector Forsikring ASA (Financials)	123,546
2,697	Salmar ASA (Consumer Staples)	161,309
5,231	SpareBank 1 SMN (Financials)	117,394
8,723	SpareBank 1 Sor-Norge ASA (Financials)	193,928
6,096	Sparebanken Norge (Financials)	131,776
17,193	Storebrand ASA (Financials)	325,665
26,821	Telenor ASA (Communication Services)	497,040
9,731	TOMRA Systems ASA (Industrials)	120,290
37,240	Var Energi ASA (Energy)	138,925

Shares	Description	Value

Common Stocks – (continued)

Norway – (continued)
6,844	Vend Marketplaces ASA, Class B (Communication Services)	$171,506
4,230	Wallenius Wilhelmsen ASA (Industrials)	58,470

		7,285,864

Poland – 0.5%
24,066	Allegro.eu SA (Consumer Discretionary)*(b)	186,962
2,370	Asseco Poland SA (Information Technology)	116,953
25,771	Bank Millennium SA (Financials)*	125,080
7,362	Bank Pekao SA (Financials)	466,120
530	Budimex SA (Industrials)	119,718
2,887	CD Projekt SA (Communication Services)	196,122
20,008	Dino Polska SA (Consumer Staples)*(b)	225,133
10,086	InPost SA (Industrials)*	181,010
5,690	KGHM Polska Miedz SA (Materials)*	534,336
51	LPP SA (Consumer Discretionary)	295,067
544	mBank SA (Financials)*	157,369
24,282	ORLEN SA (Energy)	779,302
36,673	PGE Polska Grupa Energetyczna SA (Utilities)*	115,840
35,803	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	926,580
23,715	Powszechny Zaklad Ubezpieczen SA (Financials)	448,989
1,645	Santander Bank Polska SA (Financials)	272,214
17,823	Zabka Group SA (Consumer Staples)*	111,498

		5,258,293

Portugal – 0.2%
371,743	Banco Comercial Portugues SA, Class R (Financials)	391,339
126,167	EDP SA (Utilities)	672,728
17,684	Galp Energia SGPS SA (Energy)	380,425
11,469	Jeronimo Martins SGPS SA (Consumer Staples)	301,433
8,900	Navigator Co. SA (The) (Materials)(a)	36,106

		1,782,031

Russia – –%
12,172	Evraz PLC (Materials)*(c)	—

Singapore – 1.7%
159,694	CapitaLand Ascendas REIT (Real Estate)	339,627
238,954	CapitaLand Integrated Commercial Trust REIT (Real Estate)	462,851

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
100,188	CapitaLand Investment Ltd. (Real Estate)	$242,381
18,409	City Developments Ltd. (Real Estate)	142,923
84,627	DBS Group Holdings Ltd. (Financials)	3,821,713
236,670	Genting Singapore Ltd. (Consumer Discretionary)	133,786
113,266	Grab Holdings Ltd., Class A (Industrials)*	477,983
10,875	Hafnia Ltd. (Energy)	81,208
3,017	Jardine Cycle & Carriage Ltd. (Industrials)	84,343
57,882	Keppel Ltd. (Industrials)	598,566
85,749	Mapletree Industrial Trust REIT (Real Estate)	138,299
137,430	Mapletree Logistics Trust REIT (Real Estate)	140,163
95,799	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	107,550
135,646	Oversea-Chinese Banking Corp. Ltd. (Financials)	2,298,212
36,260	SATS Ltd. (Industrials)	112,376
12,501	Sea Ltd. ADR (Consumer Discretionary)*	1,355,733
134,706	Seatrium Ltd. (Industrials)(a)	255,599
37,413	Sembcorp Industries Ltd. (Utilities)	181,023
55,260	Singapore Airlines Ltd. (Industrials)	313,687
34,125	Singapore Exchange Ltd. (Financials)	491,027
63,365	Singapore Technologies Engineering Ltd. (Industrials)	499,466
302,965	Singapore Telecommunications Ltd. (Communication Services)	1,207,213
27,591	STMicroelectronics NV (Information Technology)	925,505
53,653	United Overseas Bank Ltd. (Financials)	1,568,211
21,924	UOL Group Ltd. (Real Estate)	195,519

		16,174,964

South Africa – 0.2%
42,391	Anglo American PLC (Materials)	2,109,297

Spain – 3.2%
7,285	ACS Actividades de Construccion y Servicios SA (Industrials)	942,714
31,140	Aena SME SA (Industrials)(b)	980,577
18,969	Amadeus IT Group SA (Consumer Discretionary)	1,181,203
238,145	Banco Bilbao Vizcaya Argentaria SA (Financials)	5,553,266
612,529	Banco Santander SA (Financials)	7,803,475
146,440	CaixaBank SA (Financials)	1,818,927

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
24,631	Cellnex Telecom SA (Communication Services)*(b)	$934,690
13,199	Endesa SA (Utilities)	538,741
261,008	Iberdrola SA (Utilities)	6,178,857
47,041	Industria de Diseno Textil SA (Consumer Discretionary)	3,155,860
10,566	Naturgy Energy Group SA (Utilities)	328,599
47,389	Repsol SA (Energy)	1,063,932
168,263	Telefonica SA (Communication Services)	764,873

		31,245,714

Sweden – 3.5%
7,322	AAK AB (Consumer Staples)	200,770
9,964	AddTech AB, Class B (Industrials)	369,512
11,774	Alfa Laval AB (Industrials)	698,146
41,013	Assa Abloy AB, Class B (Industrials)	1,752,778
106,937	Atlas Copco AB, Class A (Industrials)	2,311,757
63,786	Atlas Copco AB, Class B (Industrials)	1,200,768
4,941	Avanza Bank Holding AB (Financials)(a)	181,100
4,522	Axfood AB (Consumer Staples)	164,890
17,315	Beijer Ref AB (Industrials)	271,836
11,875	Boliden AB (Materials)*	944,199
14,837	Castellum AB (Real Estate)	197,578
25,923	Epiroc AB, Class A (Industrials)	781,201
15,734	Epiroc AB, Class B (Industrials)	409,803
21,896	EQT AB (Financials)	679,745
25,548	Essity AB, Class B (Consumer Staples)	813,506
5,942	Evolution AB (Consumer Discretionary)(b)	361,159
27,425	Fastighets AB Balder, Class B (Real Estate)*	206,449
9,074	Getinge AB, Class B (Health Care)	204,056
23,347	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	498,633
87,750	Hexagon AB, Class B (Information Technology)	1,000,762
3,182	Holmen AB, Class B (Materials)	125,762
16,007	Husqvarna AB, Class B (Industrials)	77,173
4,100	Industrivarden AB, Class A (Financials)	233,796
6,445	Industrivarden AB, Class C (Financials)	365,588
11,147	Indutrade AB (Industrials)	290,084
5,605	Investment AB Latour, Class B (Industrials)	143,253
21,414	Investor AB, Class A (Financials)	889,066

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
74,769	Investor AB, Class B (Financials)	$3,130,360
1,878	L E Lundbergforetagen AB, Class B (Financials)	123,429
9,396	Lifco AB, Class B (Industrials)	335,118
61,561	Nibe Industrier AB, Class B (Industrials)	252,928
6,000	Nordnet AB publ (Financials)	190,189
12,822	Saab AB, Class B (Industrials)	928,546
9,004	Sagax AB, Class B (Real Estate)	190,606
4,518	Sagax AB, Class D (Real Estate)	17,551
44,383	Sandvik AB (Industrials)	1,964,685
5,581	Sectra AB, Class B (Health Care)	119,877
20,959	Securitas AB, Class B (Industrials)	373,297
63,860	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,364,597
13,830	Skanska AB, Class B (Industrials)	426,123
14,358	SKF AB, Class B (Industrials)	413,111
9,188	SSAB AB, Class A (Materials)	82,200
24,412	SSAB AB, Class B (Materials)	216,127
24,918	Svenska Cellulosa AB SCA, Class B (Materials)	339,279
59,270	Svenska Handelsbanken AB, Class A (Financials)	949,886
1,473	Svenska Handelsbanken AB, Class B (Financials)(a)	39,508
7,547	Sweco AB, Class B (Industrials)	120,951
36,530	Swedbank AB, Class A (Financials)	1,408,146
7,869	Swedish Orphan Biovitrum AB (Health Care)*	344,845
23,062	Tele2 AB, Class B (Communication Services)	487,690
123,421	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	1,430,149
94,075	Telia Co. AB (Communication Services)	483,377
4,408	Thule Group AB (Consumer Discretionary)(b)	114,516
8,731	Trelleborg AB, Class B (Industrials)	383,008
7,926	Volvo AB, Class A (Industrials)	309,218
63,048	Volvo AB, Class B (Industrials)	2,458,303
19,694	Volvo Car AB, Class B (Consumer Discretionary)*	54,285

		34,425,275

Switzerland – 3.9%
66,860	ABB Ltd. (Industrials)	6,243,918
42	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	691,398
22,261	Cie Financiere Richemont SA (Consumer Discretionary)	4,551,775
10,626	DSM-Firmenich AG (Materials)	758,288

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
6,580	Galderma Group AG (Health Care)	$1,248,322
1,402	Geberit AG (Industrials)	1,181,322
393	Givaudan SA (Materials)	1,580,074
2,171	Kuehne + Nagel International AG (Industrials)	506,299
2,956	Lonza Group AG (Health Care)	2,060,994
913	Partners Group Holding AG (Financials)	1,017,887
17,073	Sandoz Group AG (Health Care)	1,510,052
827	Schindler Holding AG (Industrials)	302,712
1,717	Schindler Holding AG Participation Certificates (Industrials)	655,499
7,060	SGS SA (Industrials)	890,475
6,449	Sika AG (Materials)	1,337,514
4,513	Straumann Holding AG (Health Care)	543,403
1,203	Swiss Life Holding AG (Financials)	1,378,745
1,067	Swisscom AG (Communication Services)	1,001,028
132,758	UBS Group AG (Financials)	5,525,757
6,114	Zurich Insurance Group AG (Financials)	4,615,810

		37,601,272

United Kingdom – 10.9%
41,199	3i Group PLC (Financials)	1,840,057
9,887	Admiral Group PLC (Financials)	393,992
17,774	Ashtead Group PLC (Industrials)	1,272,715
12,774	Associated British Foods PLC (Consumer Staples)	339,530
63,254	AstraZeneca PLC (Health Care)	13,217,213
38,040	Autotrader Group PLC (Communication Services)(b)	252,083
129,728	Aviva PLC (Financials)	1,196,473
127,680	BAE Systems PLC (Industrials)	3,625,449
589,653	Barclays PLC (Financials)	3,590,012
57,113	Barratt Redrow PLC (Consumer Discretionary)	280,344
87,463	British American Tobacco PLC (Consumer Staples)	5,456,163
254,664	BT Group PLC (Communication Services)	742,287
14,238	Bunzl PLC (Industrials)	419,982
199,676	Centrica PLC (Utilities)	534,627
112,515	CK Hutchison Holdings Ltd. (Industrials)	926,339
8,603	Coca-Cola Europacific Partners PLC (Consumer Staples)	950,029
72,274	Compass Group PLC (Consumer Discretionary)	2,213,507
82,688	Convatec Group PLC (Health Care)(b)	285,040

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
94,607	Diageo PLC (Consumer Staples)	$2,114,608
15,736	Halma PLC (Information Technology)	885,179
728,229	HSBC Holdings PLC (Financials)	13,644,295
12,057	ICG PLC (Financials)	272,167
31,599	Imperial Brands PLC (Consumer Staples)	1,412,570
54,674	Informa PLC (Communication Services)	616,132
5,994	InterContinental Hotels Group PLC (Consumer Discretionary)	824,175
73,268	International Consolidated Airlines Group SA ADR (Industrials)	835,255
6,711	Intertek Group PLC (Industrials)	426,048
73,296	J Sainsbury PLC (Consumer Staples)	343,915
73,556	Kingfisher PLC (Consumer Discretionary)	366,396
31,567	Land Securities Group PLC REIT (Real Estate)	274,376
242,587	Legal & General Group PLC (Financials)	884,835
2,492,025	Lloyds Banking Group PLC (Financials)	3,432,491
19,395	London Stock Exchange Group PLC (Financials)	2,310,301
92,113	M&G PLC (Financials)	393,444
85,299	Marks & Spencer Group PLC (Consumer Staples)	454,708
52,800	Melrose Industries PLC (Industrials)	401,645
208,225	National Grid PLC (Utilities)	3,894,081
327,223	NatWest Group PLC (Financials)	2,723,200
4,792	Next PLC (Consumer Discretionary)	871,041
27,292	Pearson PLC (Consumer Discretionary)	352,177
31,208	Phoenix Group Holdings PLC (Financials)	321,815
27,288	Reckitt Benckiser Group PLC (Consumer Staples)	2,389,082
76,756	RELX PLC (Industrials)	2,666,551
107,007	Rentokil Initial PLC (Industrials)	656,315
355,522	Rolls-Royce Holdings PLC (Industrials)	6,373,889
40,941	Sage Group PLC (The) (Information Technology)	452,345
33,790	Schroders PLC (Financials)	266,214
51,940	Segro PLC REIT (Real Estate)	587,417
11,017	Severn Trent PLC (Utilities)	485,828
35,812	Smith & Nephew PLC (Health Care)	660,343

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
13,783	Smiths Group PLC (Industrials)	$508,849
3,059	Spirax Group PLC (Industrials)	325,107
51,024	SSE PLC (Utilities)	1,844,634
78,571	Standard Chartered PLC (Financials)	1,935,231
274,819	Tesco PLC (Consumer Staples)	1,775,724
90,595	Unilever PLC (Consumer Staples)	6,658,836
28,447	United Utilities Group PLC (Utilities)	532,761
5,658	Verisure PLC (Industrials)*	63,096
798,775	Vodafone Group PLC (Communication Services)	1,229,631
10,825	Weir Group PLC (The) (Industrials)	512,581
7,784	Whitbread PLC (Consumer Discretionary)	272,095
28,727	Wise PLC, Class A (Financials)*	332,343

		106,119,568

United States – 8.9%
20,924	Alcon AG (Health Care)	1,819,100
19,903	Amrize Ltd. (Materials)*	1,273,036
113	AP Moller – Maersk A/S, Class A (Industrials)	276,786
182	AP Moller – Maersk A/S, Class B (Industrials)(a)	450,830
603,772	BP PLC (Energy)	3,877,285
38,820	Experian PLC (Industrials)	1,454,058
20,042	Ferrovial SE (Industrials)	1,494,594
171,523	GSK PLC (Health Care)	5,075,600
376,052	Haleon PLC (Health Care)	2,051,152
20,495	Holcim AG (Materials)*	1,888,935
3,259	ICON PLC (Health Care)*	352,428
24,445	James Hardie Industries PLC CDI (Materials)*	596,138
1,677	Monday.com Ltd. (Information Technology)*	121,817
108,601	Nestle SA (Consumer Staples)	11,859,193
80,166	Novartis AG (Health Care)	13,603,359
1,209	Roche Holding AG (Health Care)	599,587
29,645	Roche Holding AG (Health Care)	14,146,954
45,066	Sanofi SA (Health Care)	4,373,819
22,923	Schneider Electric SE (Industrials)	7,488,943
241,464	Shell PLC (Energy)	9,977,704
83,077	Stellantis NV (Consumer Discretionary)	680,836
11,390	Swiss Re AG (Financials)	2,013,485
12,995	Tenaris SA (Energy)	354,735

		85,830,374

TOTAL COMMON STOCKS (Cost $697,996,845)		963,606,100

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – 0.3%

Germany – 0.3%
2,441	Bayerische Motoren Werke AG (Consumer Discretionary)	4.86%	$256,218
4,755	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	5.58	232,373
6,986	Henkel AG & Co. KGaA (Consumer Staples)	2.45	686,100
1,026	Sartorius AG (Health Care)	0.31	291,099
8,776	Volkswagen AG (Consumer Discretionary)	6.26	1,048,618

TOTAL PREFERRED STOCKS (Cost $3,014,857)			2,514,408

Shares	Dividend Rate	Value

Investment Company – 0.3%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,857,056	3.571%	2,857,056
(Cost $2,857,056)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $703,868,758)		968,977,564

Securities Lending Reinvestment Vehicle – 0.7%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7,190,855	3.589%	7,190,855
(Cost $7,190,855)

TOTAL INVESTMENTS – 100.5% (Cost $711,059,613)		$976,168,419

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(5,030,822)

NET ASSETS – 100.0%		$971,137,597

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	23.7%

Industrials	19.8

Health Care	10.7

Consumer Discretionary	9.1

Information Technology	8.9

Consumer Staples	7.2

Materials	6.3

Communication Services	4.0

Utilities	3.7

Energy	3.4

Real Estate	2.2

Investment Company	0.3

Securities Lending Reinvestment Vehicle	0.7

TOTAL INVESTMENTS	100.0%

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

MSCI EAFE E-Mini Index	22	03/20/26	$3,481,610	$166,390

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 10.7%
29,239	Alphabet, Inc., Class A	$9,115,551
23,807	Alphabet, Inc., Class C	7,414,214
3,373	AST SpaceMobile, Inc.*(a)	267,108
1,147	DoubleVerify Holdings, Inc.*	12,089
9	GCI Liberty, Inc., Class A*	358
101	GCI Liberty, Inc., Class C*	3,974
121	Iridium Communications, Inc.	2,898
81	Liberty Broadband Corp., Class A*	4,421
398	Liberty Broadband Corp., Class C*	21,735
117	Liberty Media Corp.-Liberty Formula One, Class A*	9,871
1,078	Liberty Media Corp.-Liberty Formula One, Class C*	98,734
2,619	Live Nation Entertainment, Inc.*	424,645
23,621	Meta Platforms, Inc., Class A	15,310,660
70,829	Netflix, Inc.*	6,816,583
27	Nexstar Media Group, Inc.	6,777
391	NIQ Global Intelligence PLC*	5,212
4,868	Pinterest, Inc., Class A*	83,389
2,060	Reddit, Inc., Class A*	300,369
10,290	ROBLOX Corp., Class A*	706,511
277	Roku, Inc.*	27,259
2,553	Spotify Technology SA*	1,314,642
1,025	Take-Two Interactive Software, Inc.*	216,767
488	TKO Group Holdings, Inc.	109,248
7,382	Trade Desk, Inc. (The), Class A*	175,839
1,429	Trump Media & Technology Group Corp.*	15,305

		42,464,159

Consumer Discretionary – 14.1%
7,056	Airbnb, Inc., Class A*	953,336
75,425	Amazon.com, Inc.*	15,839,250
42	AutoZone, Inc.*	157,734
259	Birkenstock Holding PLC (Germany)*	10,787
511	Booking Holdings, Inc.	2,166,308
122	Bright Horizons Family Solutions, Inc.*	9,091
1,042	Burlington Stores, Inc.*	319,759
5,531	Carnival Corp.	174,503
2,241	Carvana Co.*	748,853
1,656	Cava Group, Inc.*	136,570
3,623	Chewy, Inc., Class A*	99,343
21,841	Chipotle Mexican Grill, Inc.*	812,922
133	Choice Hotels International, Inc.	14,012
923	Churchill Downs, Inc.	84,851
21,707	Coupang, Inc. (South Korea)*	414,170
1,835	Darden Restaurants, Inc.	392,415
2,409	Deckers Outdoor Corp.*	282,503
157	Domino’s Pizza, Inc.	63,194
5,951	DoorDash, Inc., Class A*	1,050,173
7,973	DraftKings, Inc., Class A*	190,076
636	Duolingo, Inc.*	64,236
1,945	Dutch Bros, Inc., Class A*	104,271
923	Etsy, Inc.*	50,654

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
1,944	Expedia Group, Inc.	$419,301
553	Floor & Decor Holdings, Inc., Class A*	38,207
2,168	Flutter Entertainment PLC*	230,111
133	Grand Canyon Education, Inc.*	21,156
356	H&R Block, Inc.	10,901
3,782	Hilton Worldwide Holdings, Inc.	1,179,152
12,681	Home Depot, Inc. (The)	4,827,910
5,087	Las Vegas Sands Corp.	288,535
43	Lithia Motors, Inc.	12,022
994	Lululemon Athletica, Inc.*	184,059
2,856	Marriott International, Inc., Class A	975,981
670	McDonald’s Corp.	228,510
281	Murphy USA, Inc.	109,798
6,721	Norwegian Cruise Line Holdings Ltd.*	166,614
3,703	On Holding AG, Class A (Switzerland)*	172,115
12,846	O’Reilly Automotive, Inc.*	1,205,982
1,393	Planet Fitness, Inc., Class A*	114,435
103	Pool Corp.	23,400
44	Ralph Lauren Corp.	15,954
3,424	Restaurant Brands International, Inc. (Canada)	245,535
44	RH*	7,291
1,055	Ross Stores, Inc.	216,950
4,205	Royal Caribbean Cruises Ltd.	1,307,587
229	SharkNinja, Inc.*	28,137
3,354	Somnigroup International, Inc.	300,217
2,494	Starbucks Corp.	244,462
3,145	Tapestry, Inc.	488,953
37,590	Tesla, Inc.*	15,130,351
1,102	Texas Roadhouse, Inc.	201,523
9,347	TJX Cos., Inc. (The)	1,511,036
32	TopBuild Corp.*	14,346
8,802	Tractor Supply Co.	456,296
336	Travel + Leisure Co.	24,763
186	Ulta Beauty, Inc.*	127,371
469	Vail Resorts, Inc.	63,695
1,870	Valvoline, Inc.*	70,686
2,896	Viking Holdings Ltd.*	225,946
290	Wayfair, Inc., Class A*	22,136
1,160	Wendy’s Co. (The)(a)	8,886
292	Williams-Sonoma, Inc.	60,050
463	Wingstop, Inc.	120,153
1,100	Wyndham Hotels & Resorts, Inc.	89,980
1,554	Yum! Brands, Inc.	261,321

		55,590,825

Consumer Staples – 3.6%
323	BJ’s Wholesale Club Holdings, Inc.*	31,909
93	Casey’s General Stores, Inc.	63,760
2,726	Celsius Holdings, Inc.*	146,141
31,758	Coca-Cola Co. (The)	2,590,183
129	Coca-Cola Consolidated, Inc.	26,110
6,311	Colgate-Palmolive Co.	625,673
7,418	Costco Wholesale Corp.	7,498,040

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
282	Darling Ingredients, Inc.*	$14,991
220	Freshpet, Inc.*	18,579
286	Hershey Co. (The)	67,576
1,997	Kimberly-Clark Corp.	222,546
11,574	Monster Beverage Corp.*	987,262
3,115	PepsiCo, Inc.	528,740
304	Performance Food Group Co.*	29,506
1,632	Sprouts Farmers Market, Inc.*	120,556
4,258	Sysco Corp.	388,159
7,212	Walmart, Inc.	922,775

		14,282,506

Energy – 0.5%
1,589	Cheniere Energy, Inc.	374,575
262	HF Sinclair Corp.	13,103
486	Phillips 66	75,004
1,962	SLB Ltd.	100,729
3,522	Targa Resources Corp.	830,488
956	Texas Pacific Land Corp.	501,221
1,070	Williams Cos., Inc. (The)	79,950

		1,975,070

Financials – 7.3%
2,711	Affirm Holdings, Inc.*	127,363
538	Ally Financial, Inc.	21,219
2,939	American Express Co.	907,857
1,401	Ameriprise Financial, Inc.	658,638
3,218	Aon PLC, Class A	1,079,542
4,763	Apollo Global Management, Inc.	498,210
3,121	Ares Management Corp., Class A	349,583
254	Arthur J Gallagher & Co.	57,963
8,766	Bank of America Corp.	436,810
843	Bank of New York Mellon Corp. (The)	100,401
12,396	Blackstone, Inc.	1,405,334
3,286	Block, Inc.*	209,318
10,609	Blue Owl Capital, Inc.	111,925
2,189	Brookfield Asset Management Ltd., Class A (Canada)	102,336
507	Brown & Brown, Inc.	36,413
87	Bullish (Cayman Islands)*(a)	2,731
2,473	Charles Schwab Corp. (The)	235,430
5,257	Citigroup, Inc.	579,269
362	Coinbase Global, Inc., Class A*	63,658
1,129	Corpay, Inc.*	367,038
9	Credit Acceptance Corp.*	4,259
4,989	Equitable Holdings, Inc.	200,657
100	Everest Group Ltd.	33,549
39	FactSet Research Systems, Inc.	8,455
104	Figure Technology Solutions, Inc., Class A*(a)	2,629
2,456	Fiserv, Inc.*	152,984
248	Freedom Holding Corp. (Kazakhstan)*(a)	29,802
262	Goldman Sachs Group, Inc. (The)(b)	225,207
436	Hamilton Lane, Inc., Class A	45,754
344	Houlihan Lokey, Inc.	56,337

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
374	Interactive Brokers Group, Inc., Class A	$26,625
619	Jefferies Financial Group, Inc.	27,484
368	Kinsale Capital Group, Inc.	143,398
2,806	KKR & Co., Inc.	246,030
294	Lazard, Inc.	14,876
1,321	LPL Financial Holdings, Inc.	396,802
41	Markel Group, Inc.*	84,971
973	Marsh & McLennan Cos., Inc.	181,698
13,445	Mastercard, Inc., Class A	6,953,888
2,579	Moody’s Corp.	1,231,705
255	Morningstar, Inc.	46,701
596	MSCI, Inc.	340,811
55,494	NU Holdings Ltd., Class A (Brazil)*	831,300
99	Popular, Inc. (Puerto Rico)	13,401
489	Progressive Corp. (The)	104,480
75	RLI Corp.	4,674
1,645	Robinhood Markets, Inc., Class A*	124,773
1,754	Ryan Specialty Holdings, Inc.	69,020
1,085	Shift4 Payments, Inc., Class A*(a)	47,816
482	SLM Corp.	9,033
2,755	SoFi Technologies, Inc.*	48,929
7,686	Toast, Inc., Class A*	209,905
2,059	TPG, Inc.	89,402
152	Tradeweb Markets, Inc., Class A	18,735
318	UWM Holdings Corp.	1,402
28,133	Visa, Inc., Class A	9,006,499
373	Western Alliance Bancorp	29,959
44	WEX, Inc.*	6,564
582	XP, Inc., Class A (Brazil)	12,530

		28,434,082

Health Care – 10.4%
29,608	AbbVie, Inc.	6,871,425
2,101	Alnylam Pharmaceuticals, Inc.*	699,465
6,631	Amgen, Inc.	2,573,889
1,789	Apellis Pharmaceuticals, Inc.*	37,497
4,212	Boston Scientific Corp.*	323,692
6,507	Bristol-Myers Squibb Co.	405,842
1,987	Cardinal Health, Inc.	455,480
181	Caris Life Sciences, Inc.*	3,645
3,040	Cencora, Inc.	1,131,306
20	Chemed Corp.	8,200
349	Cigna Group (The)	101,147
1,559	Corcept Therapeutics, Inc.*	55,656
585	DaVita, Inc.*	91,436
6,485	Dexcom, Inc.*	476,194
2,214	Doximity, Inc., Class A*	54,309
13,389	Eli Lilly & Co.	14,085,094
169	Exact Sciences Corp.*	17,471
3,542	Exelixis, Inc.*	156,061
5,561	Gilead Sciences, Inc.	828,311
1,925	Halozyme Therapeutics, Inc.*	133,845
567	HCA Healthcare, Inc.	300,340
1,320	IDEXX Laboratories, Inc.*	866,884
687	Incyte Corp.*	69,573
3,255	Insmed, Inc.*	486,069

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
452	Inspire Medical Systems, Inc.*	$29,159
1,163	Insulet Corp.*	286,807
5,899	Intuitive Surgical, Inc.*	2,970,206
2,438	Ionis Pharmaceuticals, Inc.*	197,844
746	Masimo Corp.*	130,811
1,936	McKesson Corp.	1,911,548
371	Medpace Holdings, Inc.*	167,603
465	Molina Healthcare, Inc.*	71,633
2,155	Natera, Inc.*	448,326
1,376	Neurocrine Biosciences, Inc.*	181,976
621	Penumbra, Inc.*	213,866
109	Repligen Corp.*	14,032
570	ResMed, Inc.	146,068
1,281	Sarepta Therapeutics, Inc.*	21,470
277	Sotera Health Co.*	4,501
1,466	Stryker Corp.	568,016
1,892	Summit Therapeutics, Inc.*	31,388
1,592	Tempus AI, Inc., Class A*(a)	84,774
1,532	Ultragenyx Pharmaceutical, Inc.*	35,833
1,950	Veeva Systems, Inc., Class A*	354,920
4,298	Vertex Pharmaceuticals, Inc.*	2,135,375
137	Viking Therapeutics, Inc.*	4,636
517	Waters Corp.*	165,119
5,907	Zoetis, Inc.	774,408

		41,183,150

Industrials – 8.4%
1,417	3M Co.	234,258
1,116	AAON, Inc.	112,939
332	Alaska Air Group, Inc.*	17,131
239	Allison Transmission Holdings, Inc.	29,947
709	American Airlines Group, Inc.*	9,267
211	Armstrong World Industries, Inc.	36,608
6,269	Automatic Data Processing, Inc.	1,343,823
98	Avis Budget Group, Inc.*	9,546
1,239	Axon Enterprise, Inc.*	672,034
1,745	Boeing Co. (The)*	397,040
1,997	Booz Allen Hamilton Holding Corp.	157,423
1,758	Broadridge Financial Solutions, Inc.	326,759
262	BWX Technologies, Inc.	53,967
83	Carlisle Cos., Inc.	32,766
141	Carpenter Technology Corp.	56,128
944	Caterpillar, Inc.	701,231
5,702	Cintas Corp.	1,146,843
580	Comfort Systems USA, Inc.	829,035
13,664	Copart, Inc.*	520,462
1,831	Core & Main, Inc., Class A*	99,167
254	EMCOR Group, Inc.	184,053
353	Equifax, Inc.	73,763
2,574	ExlService Holdings, Inc.*	80,438
15,644	Fastenal Co.	720,250
184	Ferguson Enterprises, Inc.	47,980
1,689	FTAI Aviation Ltd.	516,496
4,569	GE Vernova, Inc.	3,991,478
17,384	General Electric Co.	5,949,848
709	HEICO Corp.	226,497

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,246	HEICO Corp., Class A	$299,177
6,701	Howmet Aerospace, Inc.	1,759,213
1,573	Illinois Tool Works, Inc.	457,161
846	Karman Holdings, Inc.*(a)	74,541
156	KBR, Inc.	6,588
526	Lennox International, Inc.	299,788
493	Leonardo DRS, Inc.	21,391
648	Loar Holdings, Inc.*	45,872
950	Lockheed Martin Corp.	625,176
1,038	Lyft, Inc., Class A*	14,366
219	MasTec, Inc.*	65,266
172	Old Dominion Freight Line, Inc.	34,925
1,675	Paychex, Inc.	156,864
467	Paycom Software, Inc.	58,763
666	Paylocity Holding Corp.*	70,922
1,894	Quanta Services, Inc.	1,066,473
185	RB Global, Inc. (Canada)*	18,678
105	RBC Bearings, Inc.*	60,472
6,862	Rocket Lab Corp.*	474,164
150	Rockwell Automation, Inc.	61,117
4,640	Rollins, Inc.	282,530
55	Simpson Manufacturing Co., Inc.	10,646
237	SiteOne Landscape Supply, Inc.*	33,865
810	Southwest Airlines Co.	39,901
218	StandardAero, Inc.*	6,714
808	Tetra Tech, Inc.	28,959
3,726	Trane Technologies PLC	1,722,604
159	TransDigm Group, Inc.	207,144
33,647	Uber Technologies, Inc.*	2,537,657
40	U-Haul Holding Co.*	2,027
639	U-Haul Holding Co.	30,135
783	Union Pacific Corp.	207,479
1,569	Veralto Corp.	152,868
1,394	Verisk Analytics, Inc.	289,353
6,358	Vertiv Holdings Co., Class A	1,620,591
620	W.W. Grainger, Inc.	709,733
6,183	Waste Management, Inc.	1,489,114
752	WillScot Holdings Corp.	16,251
386	XPO, Inc.*	81,241

		33,716,906

Information Technology – 43.4%
6,986	Adobe, Inc.*	1,833,196
15,744	Advanced Micro Devices, Inc.*	3,152,106
20,392	Amphenol Corp., Class A	2,978,456
366	Appfolio, Inc., Class A*	65,060
154,878	Apple, Inc.	40,915,670
3,802	Applied Materials, Inc.	1,415,485
3,985	AppLovin Corp., Class A*	1,732,558
17,241	Arista Networks, Inc.*	2,301,674
2,093	Astera Labs, Inc.*	248,711
2,750	Atlassian Corp., Class A*	206,608
3,532	Autodesk, Inc.*	868,413
2,608	Bentley Systems, Inc., Class B	95,322
47,316	Broadcom, Inc.	15,119,828
4,526	Cadence Design Systems, Inc.*	1,364,136
157	CDW Corp.	19,255
121	Circle Internet Group, Inc.*	10,096
5,199	Cloudflare, Inc., Class A*	895,216

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
4,790	Confluent, Inc., Class A*	$146,909
4,132	Crowdstrike Holdings, Inc., Class A*	1,537,021
5,178	Datadog, Inc., Class A*	579,729
725	Dell Technologies, Inc., Class C	107,358
2,520	Docusign, Inc.*	113,576
805	Dropbox, Inc., Class A*	20,117
4,872	Dynatrace, Inc.*	175,002
1,531	Elastic NV*	79,719
2,109	Enphase Energy, Inc.*	89,147
395	Entegris, Inc.	52,318
323	Fair Isaac Corp.*	455,223
10,556	Fortinet, Inc.*	834,241
1,224	Gartner, Inc.*	192,413
960	Gen Digital, Inc.	21,667
2,317	Gitlab, Inc., Class A*	60,937
84	Globant SA*	4,180
2,229	GoDaddy, Inc., Class A*	194,280
1,408	Guidewire Software, Inc.*	204,611
846	HubSpot, Inc.*	223,775
4,563	Intuit, Inc.	1,866,404
1,143	Jabil, Inc.	302,884
2,199	KLA Corp.	3,352,485
252	Kyndryl Holdings, Inc.*	3,107
20,984	Lam Research Corp.	4,907,948
1,919	Lattice Semiconductor Corp.*	183,495
90	Lumentum Holdings, Inc.*	63,082
257	MACOM Technology Solutions Holdings, Inc.*	63,767
996	Manhattan Associates, Inc.*	134,888
1,002	Marvell Technology, Inc.	81,853
45,867	Microsoft Corp.	18,013,806
124	MongoDB, Inc.*	40,730
768	Monolithic Power Systems, Inc.	877,624
1,166	Motorola Solutions, Inc.	562,315
248	nCino, Inc.*	4,003
1,303	NetApp, Inc.	129,036
1,056	Nutanix, Inc., Class A*	40,424
245,087	NVIDIA Corp.	43,426,966
1,096	Okta, Inc.*	79,460
178	Onto Innovation, Inc.*	38,428
28,133	Oracle Corp.	4,090,538
36,506	Palantir Technologies, Inc., Class A*	5,008,258
13,036	Palo Alto Networks, Inc.*	1,941,321
480	Pegasystems, Inc.	20,990
1,891	Procore Technologies, Inc.*	104,081
233	PTC, Inc.*	36,486
4,415	Pure Storage, Inc., Class A*	283,531
4,098	QUALCOMM, Inc.	583,391
1,327	RingCentral, Inc., Class A*	48,369
1,323	Rubrik, Inc., Class A*	68,743
1,730	Salesforce, Inc.	336,987
5,177	Samsara, Inc., Class A*	149,615
3,538	SentinelOne, Inc., Class A*	46,419
17,271	ServiceNow, Inc.*	1,865,441
5,446	Snowflake, Inc.*	917,161
245	Strategy, Inc.*	31,728
3,903	Super Micro Computer, Inc.*	126,418

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,245	Synopsys, Inc.*	$929,430
362	Teradata Corp.*	11,399
6,169	Texas Instruments, Inc.	1,308,507
406	Twilio, Inc., Class A*	49,110
594	Tyler Technologies, Inc.*	210,686
72	Ubiquiti, Inc.	55,223
290	Unity Software, Inc.*	5,287
3,571	Workday, Inc., Class A*	477,657
1,658	Zscaler, Inc.*	243,709

		171,437,203

Materials – 0.5%
1,007	Anglogold Ashanti PLC (Australia)	128,665
31	Eagle Materials, Inc.	6,938
1,015	Ecolab, Inc.	312,975
1,552	James Hardie Industries PLC*	37,791
3,470	Sherwin-Williams Co. (The)	1,258,187
222	Steel Dynamics, Inc.	42,875

		1,787,431

Real Estate – 0.6%
7,817	American Tower Corp. REIT	1,499,770
541	CBRE Group, Inc., Class A*	79,884
860	CoStar Group, Inc.*	38,382
213	Jones Lang LaSalle, Inc.*	67,212
1,426	Lamar Advertising Co., Class A REIT	196,417
346	Public Storage REIT	106,243
1,192	Simon Property Group, Inc. REIT	242,989
393	Sun Communities, Inc. REIT	53,629
289	UDR, Inc. REIT	10,837

		2,295,363

Utilities – 0.4%
3,124	NRG Energy, Inc.	559,071
5,615	Vistra Corp.	976,392

		1,535,463

TOTAL COMMON STOCKS (Cost $353,385,590)		394,702,158

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
324,227	3.571%	324,227
(Cost $324,227)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $353,709,817)		395,026,385

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
531,246	3.589%	$531,246
(Cost $531,246)

TOTAL INVESTMENTS – 100.1% (Cost $354,241,063)		$395,557,631

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(397,143)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – (continued)
NET ASSETS – 100.0%		$395,160,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-MINI RUSS 1000 GMAR26	1	03/20/26	$226,965	$(12,749)

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Communication Services – 7.9%
26,698	Alphabet, Inc., Class A	$8,323,369
21,735	Alphabet, Inc., Class C	6,768,931
168	AST SpaceMobile, Inc.*(a)	13,304
89,421	AT&T, Inc.	2,504,682
1,079	Charter Communications, Inc., Class A*	253,166
46,760	Comcast Corp., Class A	1,447,690
937	DoubleVerify Holdings, Inc.*	9,876
3,239	Electronic Arts, Inc.	649,646
2,771	Fox Corp., Class A	156,118
1,924	Fox Corp., Class B	99,529
30	GCI Liberty, Inc., Class A*	1,192
226	GCI Liberty, Inc., Class C*	8,893
1,062	IAC, Inc.*	40,696
1,122	Iridium Communications, Inc.	26,872
151	Liberty Broadband Corp., Class A*	8,241
1,134	Liberty Broadband Corp., Class C*	61,928
2,445	Liberty Global Ltd., Class A (Belgium)*	31,149
1,786	Liberty Global Ltd., Class C (Belgium)*	21,968
187	Liberty Media Corp.-Liberty Formula One, Class A*	15,777
1,870	Liberty Media Corp.-Liberty Formula One, Class C*	171,274
231	Madison Square Garden Sports Corp.*	76,613
3,139	Match Group, Inc.	99,192
5,022	Meta Platforms, Inc., Class A	3,255,160
1,319	Millicom International Cellular SA (Guatemala)	96,142
2,061	New York Times Co. (The), Class A	164,447
4,862	News Corp., Class A	118,098
1,671	News Corp., Class B	44,749
341	Nexstar Media Group, Inc.	85,598
4,122	Omnicom Group, Inc.	351,565
3,819	Pinterest, Inc., Class A*	65,420
1,440	Roku, Inc.*	141,710
2,437	Sirius XM Holdings, Inc.	53,517
1,535	Take-Two Interactive Software, Inc.*	324,622
517	TKO Group Holdings, Inc.	115,741
6,232	T-Mobile US, Inc.	1,352,905
944	Trump Media & Technology Group Corp.*	10,110
54,642	Verizon Communications, Inc.	2,739,750
1,869	Versant Media Group, Inc.*	62,275
23,428	Walt Disney Co. (The)	2,484,305
30,019	Warner Bros Discovery, Inc.*	845,635
3,796	ZoomInfo Technologies, Inc.*	23,573

		33,125,428

Consumer Discretionary – 7.1%
6,579	ADT, Inc.	52,764
34,124	Amazon.com, Inc.*	7,166,040
1,916	Amer Sports, Inc. (Finland)*	72,770

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
2,801	Aptiv PLC*	$205,986
3,389	Aramark	141,830
353	AutoNation, Inc.*	68,891
178	AutoZone, Inc.*	668,493
2,734	Bath & Body Works, Inc.	62,226
2,482	Best Buy Co., Inc.	153,810
566	Birkenstock Holding PLC (Germany)*	23,574
25	Booking Holdings, Inc.	105,984
2,798	BorgWarner, Inc.	161,081
746	Boyd Gaming Corp.	62,090
636	Bright Horizons Family Solutions, Inc.*	47,395
841	Brunswick Corp.	66,960
2,651	Caesars Entertainment, Inc.*	66,408
1,958	CarMax, Inc.*	84,527
9,599	Carnival Corp.	302,848
241	Choice Hotels International, Inc.	25,389
126	Churchill Downs, Inc.	11,583
458	Columbia Sportswear Co.	28,369
734	Crocs, Inc.*	66,581
3,432	D.R. Horton, Inc.	550,458
95	Darden Restaurants, Inc.	20,316
817	Dick’s Sporting Goods, Inc.	166,366
38	Dillard’s, Inc., Class A	22,906
284	Domino’s Pizza, Inc.	114,313
5,850	eBay, Inc.	531,531
591	Etsy, Inc.*	32,434
692	Five Below, Inc.*	154,683
1,008	Floor & Decor Holdings, Inc., Class A*	69,643
389	Flutter Entertainment PLC*	41,288
50,139	Ford Motor Co.	706,459
5,513	GameStop Corp., Class A*	132,477
2,921	Gap, Inc. (The)	81,905
2,093	Garmin Ltd.	529,173
12,072	General Motors Co.	950,187
2,905	Gentex Corp.	67,977
1,782	Genuine Parts Co.	212,521
285	Grand Canyon Education, Inc.*	45,335
1,416	H&R Block, Inc.	43,358
1,412	Harley-Davidson, Inc.	25,416
1,697	Hasbro, Inc.	169,004
3,042	Home Depot, Inc. (The)	1,158,150
529	Hyatt Hotels Corp., Class A(a)	85,433
686	Lear Corp.	90,037
2,658	Lennar Corp., Class A	303,969
126	Lennar Corp., Class B	13,448
336	Liberty Live Holdings, Inc., Class A*	32,605
672	Liberty Live Holdings, Inc., Class C*	66,965
292	Lithia Motors, Inc.	81,637
3,332	LKQ Corp.	110,323
7,256	Lowe’s Cos., Inc.	1,919,720
1,292	Lucid Group, Inc.*(a)	12,920
573	Lululemon Athletica, Inc.*	106,102
3,480	Macy’s, Inc.	68,834

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
681	Marriott International, Inc., Class A	$232,718
4,124	Mattel, Inc.*	69,902
8,719	McDonald’s Corp.	2,973,702
2,631	MGM Resorts International*	96,979
659	Mohawk Industries, Inc.*	82,553
6,493	Newell Brands, Inc.	29,543
14,860	NIKE, Inc., Class B	923,995
553	Norwegian Cruise Line Holdings Ltd.*	13,709
36	NVR, Inc.*	270,640
786	Ollie’s Bargain Outlet Holdings, Inc.*	84,181
901	O’Reilly Automotive, Inc.*	84,586
2,317	Penn Entertainment, Inc.*	36,238
259	Penske Automotive Group, Inc.	40,798
376	Pool Corp.	85,420
2,565	PulteGroup, Inc.	351,918
671	PVH Corp.	46,031
4,922	QuantumScape Corp.*	34,060
482	Ralph Lauren Corp.	174,773
1,507	Restaurant Brands International, Inc. (Canada)	108,067
125	RH*	20,714
9,954	Rivian Automotive, Inc., Class A*	152,595
3,310	Ross Stores, Inc.	680,668
1,789	Service Corp. International	150,598
884	SharkNinja, Inc.*	108,617
12,676	Starbucks Corp.	1,242,502
220	Tapestry, Inc.	34,203
654	Thor Industries, Inc.	62,869
7,183	TJX Cos., Inc. (The)	1,161,204
1,271	Toll Brothers, Inc.	199,852
348	TopBuild Corp.*	156,008
542	Travel + Leisure Co.	39,945
434	Ulta Beauty, Inc.*	297,199
3,234	Under Armour, Inc., Class A*	23,996
2,859	Under Armour, Inc., Class C*	20,671
125	Vail Resorts, Inc.	16,976
4,527	VF Corp.	87,914
988	Wayfair, Inc., Class A*	75,414
1,318	Wendy’s Co. (The)(a)	10,096
735	Whirlpool Corp.(a)	50,296
1,293	Williams-Sonoma, Inc.	265,905
102	Wyndham Hotels & Resorts, Inc.	8,344
1,072	Wynn Resorts Ltd.	115,980
868	YETI Holdings, Inc.*	37,940
2,377	Yum! Brands, Inc.	399,716

		29,523,527

Consumer Staples – 7.8%
5,319	Albertsons Cos., Inc., Class A	95,210
21,665	Altria Group, Inc.	1,495,752
6,144	Archer-Daniels-Midland Co.	424,182
1,630	BellRing Brands, Inc.*	29,976
1,447	BJ’s Wholesale Club Holdings, Inc.*	142,949

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
105	Boston Beer Co., Inc. (The), Class A*	$23,812
733	Brown-Forman Corp., Class A	21,521
1,896	Brown-Forman Corp., Class B	54,718
1,706	Bunge Global SA	205,829
2,490	Campbell’s Company (The)	67,106
408	Casey’s General Stores, Inc.	279,721
3,163	Church & Dwight Co., Inc.	331,672
1,582	Clorox Co. (The)	201,167
25,728	Coca-Cola Co. (The)	2,098,376
574	Coca-Cola Consolidated, Inc.	116,178
5,352	Colgate-Palmolive Co.	530,597
6,113	Conagra Brands, Inc.	117,675
1,865	Constellation Brands, Inc., Class A	294,409
5,587	Coty, Inc., Class A*	14,023
1,784	Darling Ingredients, Inc.*	94,837
2,821	Dollar General Corp.	440,753
2,488	Dollar Tree, Inc.*	314,682
710	elf Beauty, Inc.*	65,356
3,171	Estee Lauder Cos., Inc. (The), Class A	347,129
2,767	Flowers Foods, Inc.	27,338
450	Freshpet, Inc.*	38,003
7,032	General Mills, Inc.	318,057
1,645	Hershey Co. (The)	388,681
3,715	Hormel Foods Corp.	95,104
820	Ingredion, Inc.	96,317
1,331	J M Smucker Co. (The)	154,329
24,406	Kenvue, Inc.	466,643
16,633	Keurig Dr Pepper, Inc.	503,647
2,730	Kimberly-Clark Corp.	304,231
10,966	Kraft Heinz Co. (The)	269,873
7,848	Kroger Co. (The)	535,548
1,750	Lamb Weston Holdings, Inc.	84,333
2,213	Maplebear, Inc.*	83,010
3,252	McCormick & Co., Inc.	231,022
2,154	Molson Coors Beverage Co., Class B	105,524
16,640	Mondelez International, Inc., Class A	1,024,691
15,304	PepsiCo, Inc.	2,597,701
1,717	Performance Food Group Co.*	166,652
20,160	Philip Morris International, Inc.	3,766,493
525	Pilgrim’s Pride Corp.	22,659
648	Post Holdings, Inc.*	68,882
3,297	Primo Brands Corp., Class A	74,776
30,392	Procter & Gamble Co. (The)	5,081,542
756	Reynolds Consumer Products, Inc.	18,756
5	Seaboard Corp.	25,664
582	Smithfield Foods, Inc.	14,480
2,796	Sysco Corp.	254,883
5,838	Target Corp.	664,306
3,593	Tyson Foods, Inc., Class A	233,509
2,949	US Foods Holding Corp.*	284,903
50,666	Walmart, Inc.	6,482,715

		32,291,902

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Energy – 6.6%
4,295	Antero Midstream Corp.	$96,552
3,756	Antero Resources Corp.*	138,258
4,554	APA Corp.	138,305
12,738	Baker Hughes Co.	831,282
1,558	Cheniere Energy, Inc.	367,267
24,235	Chevron Corp.	4,526,129
758	Chord Energy Corp.	82,144
16,258	ConocoPhillips	1,844,633
9,688	Coterra Energy, Inc.	296,356
7,986	Devon Energy Corp.	347,631
2,449	Diamondback Energy, Inc.	426,322
1,303	DT Midstream, Inc.	180,908
7,093	EOG Resources, Inc.	880,099
8,010	EQT Corp.	491,974
2,946	Expand Energy Corp.	317,932
54,660	Exxon Mobil Corp.	8,335,650
11,011	Halliburton Co.	396,396
1,845	HF Sinclair Corp.	92,268
24,976	Kinder Morgan, Inc.	830,952
4,002	Marathon Petroleum Corp.	793,236
1,629	Matador Resources Co.	83,731
4,798	NOV, Inc.	97,207
9,091	Occidental Petroleum Corp.	482,550
8,026	ONEOK, Inc.	664,312
3,334	Ovintiv, Inc.	168,667
9,202	Permian Resources Corp., Class A	168,305
4,861	Phillips 66	750,198
3,032	Range Resources Corp.	125,161
17,802	SLB Ltd.	913,955
5,187	TechnipFMC PLC (United Kingdom)	343,950
3,929	Valero Energy Corp.	804,031
2,177	Viper Energy, Inc., Class A	101,318
914	Weatherford International PLC	96,390
14,812	Williams Cos., Inc. (The)	1,106,753

		27,320,822

Financials – 19.7%
359	Affiliated Managers Group, Inc.	109,919
1,397	Affirm Holdings, Inc.*	65,631
6,256	Aflac, Inc.	706,490
12,769	AGNC Investment Corp. REIT	143,141
3,389	Allstate Corp. (The)	727,008
3,126	Ally Financial, Inc.	123,289
4,701	American Express Co.	1,452,139
849	American Financial Group, Inc.	112,900
7,166	American International Group, Inc.	576,791
112	Ameriprise Financial, Inc.	52,653
8,841	Annaly Capital Management, Inc. REIT	205,465
205	Aon PLC, Class A	68,771
1,607	Apollo Global Management, Inc.	168,092
4,686	Arch Capital Group Ltd.*	469,303
3,058	Arthur J Gallagher & Co.	697,836
651	Assurant, Inc.	149,463
598	Assured Guaranty Ltd.	51,554
998	Axis Capital Holdings Ltd.	105,509

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
79,192	Bank of America Corp.	$3,946,137
8,437	Bank of New York Mellon Corp. (The)	1,004,847
1,370	Bank OZK	63,787
23,867	Berkshire Hathaway, Inc., Class B*	12,051,642
1,967	Blackrock, Inc.	2,091,373
4,406	Block, Inc.*	280,662
336	BOK Financial Corp.	42,242
733	Brighthouse Financial, Inc.*	43,965
3,217	Brookfield Asset Management Ltd., Class A (Canada)	150,395
3,336	Brown & Brown, Inc.	239,592
365	Bullish (Cayman Islands)*(a)	11,457
8,138	Capital One Financial Corp.	1,592,118
3,359	Carlyle Group, Inc. (The)	174,634
1,345	Cboe Global Markets, Inc.	403,123
20,155	Charles Schwab Corp. (The)	1,918,756
4,723	Chubb Ltd.	1,609,882
1,978	Cincinnati Financial Corp.	324,352
18,861	Citigroup, Inc.	2,078,294
5,586	Citizens Financial Group, Inc.	336,221
4,619	CME Group, Inc.	1,475,771
336	CNA Financial Corp.	16,135
2,603	Coinbase Global, Inc., Class A*	457,738
3,812	Columbia Banking System, Inc.	108,451
1,665	Commerce Bancshares, Inc.	84,898
3,481	Corebridge Financial, Inc.	89,949
50	Credit Acceptance Corp.*	23,659
763	Cullen/Frost Bankers, Inc.	105,462
1,756	East West Bancorp, Inc.	192,194
521	Euronet Worldwide, Inc.*	36,235
497	Evercore, Inc., Class A	153,494
463	Everest Group Ltd.	155,332
455	FactSet Research Systems, Inc.	98,649
3,338	Fidelity National Financial, Inc.	176,513
6,763	Fidelity National Information Services, Inc.	344,643
11,679	Fifth Third Bancorp	577,760
373	Figure Technology Solutions, Inc., Class A*(a)	9,429
1,263	First American Financial Corp.	88,549
120	First Citizens BancShares, Inc., Class A	227,778
1,894	First Hawaiian, Inc.	46,895
6,456	First Horizon Corp.	153,588
5,048	Fiserv, Inc.*	314,440
4,559	FNB Corp.	77,457
4,252	Franklin Resources, Inc.	112,848
3,136	Global Payments, Inc.	239,779
1,065	Globe Life, Inc.	154,702
3,592	Goldman Sachs Group, Inc. (The)(b)	3,087,576
178	Hamilton Lane, Inc., Class A	18,679
493	Hanover Insurance Group, Inc. (The)	89,051
3,645	Hartford Insurance Group, Inc. (The)	513,325
429	Houlihan Lokey, Inc.	70,257

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
26,012	Huntington Bancshares, Inc.	$437,002
5,149	Interactive Brokers Group, Inc., Class A	366,557
7,327	Intercontinental Exchange, Inc.	1,202,581
4,674	Invesco Ltd.	122,739
933	Jack Henry & Associates, Inc.	151,575
1,612	Janus Henderson Group PLC	83,985
1,486	Jefferies Financial Group, Inc.	65,978
35,145	JPMorgan Chase & Co.	10,554,044
884	Kemper Corp.	28,571
12,145	KeyCorp	251,887
6,539	KKR & Co., Inc.	573,340
954	Lazard, Inc.	48,272
2,187	Lincoln National Corp.	75,014
2,194	Loews Corp.	241,384
2,017	M&T Bank Corp.	437,649
129	Markel Group, Inc.*	267,349
468	MarketAxess Holdings, Inc.	89,856
5,587	Marsh & McLennan Cos., Inc.	1,043,316
7,226	MetLife, Inc.	520,778
2,987	MGIC Investment Corp.	79,245
14,902	Morgan Stanley	2,481,332
97	Morningstar, Inc.	17,765
490	MSCI, Inc.	280,197
5,854	Nasdaq, Inc.	512,693
2,507	Northern Trust Corp.	358,727
2,935	Old Republic International Corp.	125,824
1,639	OneMain Holdings, Inc.	90,178
12,125	PayPal Holdings, Inc.	560,296
1,846	Pinnacle Financial Partners, Inc.	167,543
5,075	PNC Financial Services Group, Inc. (The)	1,077,676
790	Popular, Inc. (Puerto Rico)	106,934
423	Primerica, Inc.	107,298
2,852	Principal Financial Group, Inc.	272,138
7,203	Progressive Corp. (The)	1,538,993
1,175	Prosperity Bancshares, Inc.	82,685
4,555	Prudential Financial, Inc.	448,121
2,348	Raymond James Financial, Inc.	359,432
11,538	Regions Financial Corp.	321,103
847	Reinsurance Group of America, Inc.	182,723
614	RenaissanceRe Holdings Ltd. (Bermuda)	185,710
7,101	Rithm Capital Corp. REIT	71,365
988	RLI Corp.	61,572
8,233	Robinhood Markets, Inc., Class A*	624,473
12,090	Rocket Cos., Inc., Class A	219,917
3,918	S&P Global, Inc.	1,731,286
1,336	SEI Investments Co.	108,644
2,343	SLM Corp.	43,908
13,541	SoFi Technologies, Inc.*	240,488
1,288	SouthState Bank Corp.	127,087
4,441	Starwood Property Trust, Inc. REIT	79,094
3,600	State Street Corp.	463,032
1,924	Stifel Financial Corp.	142,472
4,660	Synchrony Financial	322,053

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,809	T. Rowe Price Group, Inc.	$265,816
1,007	TFS Financial Corp.	14,118
102	TPG, Inc.	4,429
1,371	Tradeweb Markets, Inc., Class A	168,983
2,904	Travelers Cos., Inc. (The)	896,291
16,826	Truist Financial Corp.	829,690
2,222	Unum Group	159,384
20,060	US Bancorp	1,096,480
443	UWM Holdings Corp.	1,954
1,183	Virtu Financial, Inc., Class A	48,988
1,235	Voya Financial, Inc.	82,597
3,739	W R Berkley Corp.	268,086
2,148	Webster Financial Corp.	154,935
40,672	Wells Fargo & Co.	3,312,734
1,095	Western Alliance Bancorp	87,950
4,064	Western Union Co. (The)	39,136
401	WEX, Inc.*	59,825
32	White Mountains Insurance Group Ltd.	71,056
1,273	Willis Towers Watson PLC	388,481
899	Wintrust Financial Corp.	129,510
4,745	XP, Inc., Class A (Brazil)	102,160
1,862	Zions Bancorp NA	106,655

		82,093,808

Health Care – 11.8%
22,318	Abbott Laboratories	2,596,699
1,364	Acadia Healthcare Co., Inc.*	31,972
3,659	Agilent Technologies, Inc.	444,129
880	Align Technology, Inc.*	167,288
1,813	Amgen, Inc.	703,734
8,484	Avantor, Inc.*	76,780
6,579	Baxter International, Inc.	134,014
3,674	Becton Dickinson & Co.	648,388
1,876	Biogen, Inc.*	359,854
2,441	BioMarin Pharmaceutical, Inc.*	150,683
242	Bio-Rad Laboratories, Inc., Class A*	67,383
2,014	Bio-Techne Corp.	118,826
15,690	Boston Scientific Corp.*	1,205,777
21,139	Bristol-Myers Squibb Co.	1,318,439
1,326	Bruker Corp.	53,186
1,543	Cardinal Health, Inc.	353,702
6,377	Centene Corp.*	286,200
1,362	Certara, Inc.*	9,643
627	Charles River Laboratories International, Inc.*	111,913
168	Chemed Corp.	68,882
3,126	Cigna Group (The)	905,977
2,558	Cooper Cos., Inc. (The)*	214,028
16,086	CVS Health Corp.	1,285,271
8,150	Danaher Corp.	1,716,716
2,557	DENTSPLY SIRONA, Inc.	37,537
7,392	Edwards Lifesciences Corp.*	639,186
6,320	Elanco Animal Health, Inc.*	166,848
2,905	Elevance Health, Inc.	929,600
1,288	Encompass Health Corp.	138,950
2,554	Envista Holdings Corp.*	74,602
2,260	Exact Sciences Corp.*	233,639

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
735	Exelixis, Inc.*	$32,384
5,878	GE HealthCare Technologies, Inc.	495,339
11,689	Gilead Sciences, Inc.	1,741,077
1,440	Globus Medical, Inc., Class A*	137,462
1,650	HCA Healthcare, Inc.	874,005
1,407	Henry Schein, Inc.*	115,923
2,865	Hologic, Inc.*	215,906
1,551	Humana, Inc.	295,528
2,032	Illumina, Inc.*	273,223
1,507	Incyte Corp.*	152,614
143	Insmed, Inc.*	21,354
153	Ionis Pharmaceuticals, Inc.*	12,416
2,179	IQVIA Holdings, Inc.*	389,627
761	Jazz Pharmaceuticals PLC*	144,605
31,132	Johnson & Johnson	7,734,123
1,073	Labcorp Holdings, Inc.	310,226
125	McKesson Corp.	123,421
16,470	Medtronic PLC	1,608,460
32,598	Merck & Co., Inc.	4,036,284
267	Mettler-Toledo International, Inc.*	364,906
4,717	Moderna, Inc.*	252,690
320	Molina Healthcare, Inc.*	49,296
179	Neurocrine Biosciences, Inc.*	23,673
3,765	Organon & Co.	27,447
1,951	Perrigo Co. PLC	25,792
73,499	Pfizer, Inc.	2,032,247
2,604	QIAGEN NV	129,679
1,432	Quest Diagnostics, Inc.	303,455
1,308	Regeneron Pharmaceuticals, Inc.	1,022,424
593	Repligen Corp.*	76,337
1,432	ResMed, Inc.	366,964
2,226	REVOLUTION Medicines, Inc.*	227,097
1,543	Revvity, Inc.	151,692
4,866	Roivant Sciences Ltd.*	140,822
5,038	Royalty Pharma PLC, Class A	232,806
1,783	Solventum Corp.*	132,299
1,858	Sotera Health Co.*	30,193
1,261	STERIS PLC	318,213
3,302	Stryker Corp.	1,279,393
573	Teleflex, Inc.	69,940
1,123	Tenet Healthcare Corp.*	268,835
4,887	Thermo Fisher Scientific, Inc.	2,546,665
571	United Therapeutics Corp.*	287,727
11,775	UnitedHealth Group, Inc.	3,453,254
701	Universal Health Services, Inc., Class B	144,476
387	Veeva Systems, Inc., Class A*	70,438
15,232	Viatris, Inc.	227,414
1,288	Viking Therapeutics, Inc.*	43,586
849	Waters Corp.*	271,154
920	West Pharmaceutical Services, Inc.	233,993
2,543	Zimmer Biomet Holdings, Inc.	250,333
1,164	Zoetis, Inc.	152,600
		49,171,663

Shares	Description	Value

Common Stocks – (continued)

Industrials – 14.0%
5,807	3M Co.	$960,013
1,485	A O Smith Corp.	115,830
397	Acuity, Inc.	119,731
907	Advanced Drainage Systems, Inc.	155,405
1,699	AECOM	166,468
796	AGCO Corp.	108,654
1,337	Air Lease Corp.	86,691
1,300	Alaska Air Group, Inc.*	67,080
1,105	Allegion PLC	178,071
908	Allison Transmission Holdings, Inc.	113,772
2,058	Amentum Holdings, Inc.*	61,472
7,842	American Airlines Group, Inc.*	102,495
2,959	AMETEK, Inc.	707,852
4,732	API Group Corp.*	210,385
489	Applied Industrial Technologies, Inc.	138,182
430	Armstrong World Industries, Inc.	74,605
1,814	ATI, Inc.*	296,752
382	Automatic Data Processing, Inc.	81,886
151	Avis Budget Group, Inc.*	14,709
8,278	Boeing Co. (The)*	1,883,493
154	Broadridge Financial Solutions, Inc.	28,624
1,434	Builders FirstSource, Inc.*	149,552
966	BWX Technologies, Inc.	198,977
1,509	C.H. Robinson Worldwide, Inc.	279,542
279	CACI International, Inc., Class A*	170,237
486	Carlisle Cos., Inc.	191,858
509	Carpenter Technology Corp.	202,618
10,345	Carrier Global Corp.	666,218
5,258	Caterpillar, Inc.	3,905,800
5,894	Clarivate PLC*	13,556
651	Clean Harbors, Inc.*	190,873
11,262	CNH Industrial NV	138,523
672	Concentrix Corp.	22,042
858	Copart, Inc.*	32,681
1,022	Core & Main, Inc., Class A*	55,352
632	Crane Co.	126,735
24,110	CSX Corp.	1,029,256
1,768	Cummins, Inc.	1,032,282
489	Curtiss-Wright Corp.	342,461
3,138	Deere & Co.	1,976,030
8,376	Delta Air Lines, Inc.	550,303
1,530	Donaldson Co., Inc.	141,923
1,742	Dover Corp.	392,821
5,033	Eaton Corp. PLC	1,892,005
379	EMCOR Group, Inc.	274,631
7,239	Emerson Electric Co.	1,091,279
1,314	Equifax, Inc.	274,573
731	Esab Corp.	92,230
761	Everus Construction Group, Inc.*	91,982
1,707	Expeditors International of Washington, Inc.	247,566
2,701	Fastenal Co.	124,354
2,796	FedEx Corp.	1,082,052

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,341	Ferguson Enterprises, Inc.	$610,439
1,673	Flowserve Corp.	148,094
4,109	Fortive Corp.	243,253
1,554	Fortune Brands Innovations, Inc.	84,444
429	FTI Consulting, Inc.*	70,536
3,007	Gates Industrial Corp. PLC*	82,903
750	Generac Holdings, Inc.*	169,028
3,246	General Dynamics Corp.	1,158,984
2,067	Genpact Ltd.	82,101
2,138	Graco, Inc.	200,801
1,475	GXO Logistics, Inc.*	92,674
2,254	Hayward Holdings, Inc.*	36,064
1,027	Hexcel Corp.	95,193
8,199	Honeywell International, Inc.	1,997,194
687	Hubbell, Inc.	351,490
501	Huntington Ingalls Industries, Inc.	222,705
971	IDEX Corp.	203,395
2,531	Illinois Tool Works, Inc.	735,585
5,183	Ingersoll Rand, Inc.	487,928
1,035	ITT, Inc.	209,494
1,025	J.B. Hunt Transport Services, Inc.	239,245
1,560	Jacobs Solutions, Inc.	215,062
8,479	Johnson Controls International PLC	1,223,520
1,667	KBR, Inc.	70,397
727	Kirby Corp.*	94,365
2,022	Knight-Swift Transportation Holdings, Inc.	127,224
2,399	L3Harris Technologies, Inc.	874,531
490	Landstar System, Inc.	79,846
1,637	Leidos Holdings, Inc.	286,639
589	Leonardo DRS, Inc.	25,557
697	Lincoln Electric Holdings, Inc.	200,074
1,935	Lockheed Martin Corp.	1,273,385
4,292	Lyft, Inc., Class A*	59,401
759	ManpowerGroup, Inc.	21,229
2,704	Masco Corp.	193,660
640	MasTec, Inc.*	190,733
648	Middleby Corp. (The)*	109,421
520	MSA Safety, Inc.	101,613
564	MSC Industrial Direct Co., Inc., Class A	52,926
1,393	Mueller Industries, Inc.	164,318
693	Nordson Corp.	203,354
2,901	Norfolk Southern Corp.	913,061
1,742	Northrop Grumman Corp.	1,261,870
2,092	nVent Electric PLC	247,609
2,259	Old Dominion Freight Line, Inc.	458,690
821	Oshkosh Corp.	139,586
5,075	Otis Worldwide Corp.	469,742
1,090	Owens Corning	133,056
6,619	PACCAR, Inc.	834,590
1,633	Parker-Hannifin Corp.	1,647,991
699	Parsons Corp.*	46,134
2,847	Paychex, Inc.	266,622
267	Paycom Software, Inc.	33,597
48	Paylocity Holding Corp.*	5,111
2,101	Pentair PLC	208,398

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
426	Quanta Services, Inc.	$239,872
7,643	QXO, Inc.*	183,050
2,236	RB Global, Inc. (Canada)	225,747
325	RBC Bearings, Inc.*	187,174
848	Regal Rexnord Corp.	187,391
2,602	Republic Services, Inc.	595,858
1,270	Robert Half, Inc.	31,013
1,357	Rockwell Automation, Inc.	552,910
17,313	RTX Corp.	3,507,960
516	Ryder System, Inc.	114,325
342	Saia, Inc.*	138,643
723	Schneider National, Inc., Class B	20,519
604	Science Applications International Corp.	55,725
1,862	Sensata Technologies Holding PLC	69,527
493	Simpson Manufacturing Co., Inc.	95,430
431	SiteOne Landscape Supply, Inc.*	61,586
658	Snap-on, Inc.	253,475
5,433	Southwest Airlines Co.	267,630
2,716	SS&C Technologies Holdings, Inc.	204,488
1,658	StandardAero, Inc.*	51,066
1,985	Stanley Black & Decker, Inc.	171,683
2,792	Tetra Tech, Inc.	100,065
2,311	Textron, Inc.	227,980
803	Timken Co. (The)	87,029
1,274	Toro Co. (The)	125,948
586	TransDigm Group, Inc.	763,435
2,503	TransUnion	196,611
1,370	Trex Co., Inc.*	56,745
808	U-Haul Holding Co.	38,105
7,075	Union Pacific Corp.	1,874,734
4,180	United Airlines Holdings, Inc.*	444,334
9,427	United Parcel Service, Inc., Class B	1,093,155
833	United Rentals, Inc.	699,720
255	Valmont Industries, Inc.	117,282
1,844	Veralto Corp.	179,661
718	Verisk Analytics, Inc.	149,035
83	W.W. Grainger, Inc.	95,013
447	Watsco, Inc.	186,547
616	WESCO International, Inc.	178,332
2,177	Westinghouse Air Brake Technologies Corp.	574,619
1,941	WillScot Holdings Corp.	41,945
772	Woodward, Inc.	298,579
1,169	XPO, Inc.*	246,039
3,125	Xylem, Inc.	404,875

		57,802,204

Information Technology – 11.6%
8,103	Accenture PLC, Class A	1,691,258
8,651	Advanced Micro Devices, Inc.*	1,732,017
1,843	Akamai Technologies, Inc.*	181,333
1,796	Allegro MicroSystems, Inc. (Japan)*	65,500
1,418	Amdocs Ltd.	98,976
1,670	Amkor Technology, Inc.	79,859

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
6,425	Analog Devices, Inc.	$2,285,951
7,406	Applied Materials, Inc.	2,757,254
663	Arrow Electronics, Inc.*	100,882
12,656	Aurora Innovation, Inc.*	59,230
1,103	Avnet, Inc.	72,621
1,099	BILL Holdings, Inc.*	48,916
7,062	CCC Intelligent Solutions Holdings, Inc.*	41,171
1,558	CDW Corp.	191,073
1,812	Ciena Corp.*	631,844
515	Circle Internet Group, Inc.*	42,972
680	Cirrus Logic, Inc.*	95,962
51,495	Cisco Systems, Inc.	4,091,793
2,165	Cognex Corp.	117,776
6,341	Cognizant Technology Solutions Corp., Class A	408,551
1,970	Coherent Corp.*	510,092
10,028	Corning, Inc.	1,508,011
734	Crane NXT Co.	35,445
3,563	Dell Technologies, Inc., Class C	527,609
631	Docusign, Inc.*	28,439
840	Dolby Laboratories, Inc., Class A	55,919
1,911	Dropbox, Inc., Class A*	47,756
2,645	DXC Technology Co.*	33,300
1,611	Entegris, Inc.	213,377
732	EPAM Systems, Inc.*	103,212
749	F5, Inc.*	203,249
52	Fair Isaac Corp.*	73,287
1,303	First Solar, Inc.*	256,952
4,896	Flex Ltd.*	308,546
6,289	Gen Digital, Inc.	141,943
1,362	GLOBALFOUNDRIES, Inc.*	64,763
500	Globant SA*	24,880
16,841	Hewlett Packard Enterprise Co.	361,576
12,114	HP, Inc.	230,045
57,093	Intel Corp.*	2,604,012
12,038	International Business Machines Corp.	2,891,648
321	IPG Photonics Corp.*	42,234
470	Jabil, Inc.	124,545
2,210	Keysight Technologies, Inc.*	679,199
2,917	Kyndryl Holdings, Inc.*	35,967
255	Lattice Semiconductor Corp.*	24,383
336	Littelfuse, Inc.	118,427
816	Lumentum Holdings, Inc.*	571,943
611	MACOM Technology Solutions Holdings, Inc.*	151,601
10,328	Marvell Technology, Inc.	843,694
6,778	Microchip Technology, Inc.	505,910
14,450	Micron Technology, Inc.	5,958,746
932	MKS, Inc.	227,837
917	MongoDB, Inc.*	301,207
1,239	Motorola Solutions, Inc.	597,520
1,177	nCino, Inc.*	18,997
1,556	NetApp, Inc.	154,091
2,559	Nutanix, Inc., Class A*	97,958
1,281	Okta, Inc.*	92,872
5,414	ON Semiconductor Corp.*	359,923
507	Onto Innovation, Inc.*	109,456

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
746	Pegasystems, Inc.	$32,623
1,354	PTC, Inc.*	212,023
601	Pure Storage, Inc., Class A*	38,596
2,690	Qnity Electronics, Inc.	340,984
1,094	Qorvo, Inc.*	90,693
10,744	QUALCOMM, Inc.	1,529,516
1,453	Ralliant Corp.	66,678
1,379	Roper Technologies, Inc.	482,278
703	Rubrik, Inc., Class A*	36,528
772	SailPoint, Inc.*	10,885
10,715	Salesforce, Inc.	2,087,175
1,827	Sandisk Corp.*	1,160,803
1,041	SentinelOne, Inc., Class A*	13,658
1,968	Skyworks Solutions, Inc.	117,253
3,213	Strategy, Inc.*	416,083
3,571	Super Micro Computer, Inc.*	115,665
625	Synopsys, Inc.*	258,750
1,000	TD SYNNEX Corp.	156,810
597	Teledyne Technologies, Inc.*	406,617
944	Teradata Corp.*	29,727
2,066	Teradyne, Inc.	661,182
6,897	Texas Instruments, Inc.	1,462,923
3,059	Trimble, Inc.*	204,555
1,531	Twilio, Inc., Class A*	185,190
102	Tyler Technologies, Inc.*	36,178
5,594	UiPath, Inc., Class A*	60,024
3,831	Unity Software, Inc.*	69,839
564	Universal Display Corp.	60,173
1,088	VeriSign, Inc.	247,999
1,899	Vontier Corp.	77,707
4,445	Western Digital Corp.	1,243,266
653	Zebra Technologies Corp., Class A*	146,246
3,374	Zoom Communications, Inc., Class A*	249,474

		48,343,611

Materials – 4.4%
2,853	Air Products and Chemicals, Inc.	786,486
1,509	Albemarle Corp.	269,613
3,318	Alcoa Corp.	205,981
5,845	Amcor PLC	283,073
5,684	Anglogold Ashanti PLC (Australia)	726,245
840	AptarGroup, Inc.	120,716
678	Ashland, Inc.	42,280
999	Avery Dennison Corp.	196,154
2,802	Axalta Coating Systems Ltd.*	93,615
3,627	Ball Corp.	243,480
1,433	Celanese Corp.	71,564
2,128	CF Industries Holdings, Inc.	211,821
7,254	Cleveland-Cliffs, Inc.*	77,328
8,786	Corteva, Inc.	703,934
8,711	CRH PLC	1,045,146
1,487	Crown Holdings, Inc.	170,410
9,087	Dow, Inc.	279,243
5,376	DuPont de Nemours, Inc.	269,015
398	Eagle Materials, Inc.	89,072
1,474	Eastman Chemical Co.	111,302

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
2,426	Ecolab, Inc.	$748,057
2,892	Element Solutions, Inc.	101,480
1,593	FMC Corp.	23,481
18,370	Freeport-McMoRan, Inc.	1,250,630
3,825	Graphic Packaging Holding Co.	46,780
2,396	Huntsman Corp.	30,309
3,290	International Flavors & Fragrances, Inc.	270,537
6,731	International Paper Co.	293,135
659	James Hardie Industries PLC*	16,047
6,052	Linde PLC	3,074,900
809	Louisiana-Pacific Corp.	68,555
3,289	LyondellBasell Industries NV, Class A	189,183
770	Martin Marietta Materials, Inc.	520,959
4,052	Mosaic Co. (The)	112,808
1,646	MP Materials Corp.*(a)	96,900
76	NewMarket Corp.	47,577
14,163	Newmont Corp.	1,841,190
2,950	Nucor Corp.	521,796
1,732	Olin Corp.	43,941
1,134	Packaging Corp. of America	263,247
2,919	PPG Industries, Inc.	359,825
678	Reliance, Inc.	214,004
1,059	Royal Gold, Inc.	317,478
1,632	RPM International, Inc.	186,244
632	Scotts Miracle-Gro Co. (The)	44,316
1,986	Sealed Air Corp.	83,174
280	Sherwin-Williams Co. (The)	101,525
1,218	Silgan Holdings, Inc.	58,525
6,691	Smurfit WestRock PLC	314,544
2,051	Solstice Advanced Materials, Inc.	161,024
1,411	Sonoco Products Co.	79,679
1,077	Southern Copper Corp. (Mexico)	235,109
1,631	Steel Dynamics, Inc.	314,995
1,698	Vulcan Materials Co.	526,380
429	Westlake Corp.	45,208

		18,600,020

Real Estate – 4.0%
1,442	Agree Realty Corp. REIT	116,052
2,203	Alexandria Real Estate Equities, Inc. REIT	119,050
4,388	American Homes 4 Rent, Class A REIT	131,640
3,661	Americold Realty Trust, Inc. REIT	49,021
1,827	AvalonBay Communities, Inc. REIT	323,799
3,910	Brixmor Property Group, Inc. REIT	118,356
2,034	BXP, Inc. REIT	117,118
1,380	Camden Property Trust REIT	149,509
3,399	CBRE Group, Inc., Class A*	501,896
4,699	CoStar Group, Inc.*	209,716
2,255	Cousins Properties, Inc. REIT	52,226
5,572	Crown Castle, Inc. REIT	498,917
2,907	CubeSmart REIT	119,594
4,446	Digital Realty Trust, Inc. REIT	787,831

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
670	EastGroup Properties, Inc. REIT	$131,528
1,065	EPR Properties REIT	63,272
1,256	Equinix, Inc. REIT	1,223,671
2,434	Equity LifeStyle Properties, Inc. REIT	163,467
4,864	Equity Residential REIT	307,453
818	Essex Property Trust, Inc. REIT	208,680
2,711	Extra Space Storage, Inc. REIT	409,442
1,092	Federal Realty Investment Trust REIT	118,777
1,643	First Industrial Realty Trust, Inc. REIT	103,739
3,389	Gaming and Leisure Properties, Inc. REIT	165,756
4,214	Healthcare Realty Trust, Inc. REIT	77,748
8,902	Healthpeak Properties, Inc. REIT	157,387
1,361	Highwoods Properties, Inc. REIT	30,609
8,807	Host Hotels & Resorts, Inc. REIT	172,529
415	Howard Hughes Holdings, Inc.*	30,034
7,850	Invitation Homes, Inc. REIT	206,769
3,768	Iron Mountain, Inc. REIT	408,187
427	Jones Lang LaSalle, Inc.*	134,740
1,510	Kilroy Realty Corp. REIT	45,028
8,582	Kimco Realty Corp. REIT	202,106
902	Lineage, Inc. REIT	36,549
6,400	Medical Properties Trust, Inc. REIT	36,864
1,495	Mid-America Apartment Communities, Inc. REIT	200,121
1,979	Millrose Properties, Inc. REIT	62,061
1,032	National Storage Affiliates Trust REIT	36,141
2,402	NNN REIT, Inc. REIT	108,859
3,625	Omega Healthcare Investors, Inc. REIT	174,979
3,136	Park Hotels & Resorts, Inc. REIT	35,468
11,913	Prologis, Inc. REIT	1,698,436
1,762	Public Storage REIT	541,040
3,861	Rayonier, Inc. REIT	82,973
11,658	Realty Income Corp. REIT	781,086
2,320	Regency Centers Corp. REIT	183,280
3,160	Rexford Industrial Realty, Inc. REIT	118,405
1,379	SBA Communications Corp. REIT	277,400
3,238	Simon Property Group, Inc. REIT	660,066
2,398	STAG Industrial, Inc. REIT	94,050
1,312	Sun Communities, Inc. REIT	179,036
4,011	UDR, Inc. REIT	150,412
6,060	Ventas, Inc. REIT	522,130
13,564	VICI Properties, Inc. REIT	409,768
2,265	Vornado Realty Trust REIT	62,469
2,783	W.P. Carey, Inc. REIT	207,751
8,897	Welltower, Inc. REIT	1,842,747
9,308	Weyerhaeuser Co. REIT	228,325
725	Zillow Group, Inc., Class A*	32,480

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
2,089	Zillow Group, Inc., Class C*	$93,211

		16,511,754

Utilities – 4.5%
9,118	AES Corp. (The)	157,559
3,298	Alliant Energy Corp.	238,577
3,466	Ameren Corp.	392,628
6,871	American Electric Power Co., Inc.	919,477
2,501	American Water Works Co., Inc.	340,211
2,033	Atmos Energy Corp.	379,744
1,974	Brookfield Renewable Corp. (Canada)(a)	84,349
8,463	CenterPoint Energy, Inc.	368,141
672	Clearway Energy, Inc., Class A	24,205
1,044	Clearway Energy, Inc., Class C	39,996
3,821	CMS Energy Corp.	298,305
4,630	Consolidated Edison, Inc.	520,968
4,023	Constellation Energy Corp.	1,327,107
10,962	Dominion Energy, Inc.	692,141
2,661	DTE Energy Co.	394,467
9,992	Duke Energy Corp.	1,307,453
4,895	Edison International	365,852
5,754	Entergy Corp.	616,311
3,730	Essential Utilities, Inc.	149,088
2,956	Evergy, Inc.	247,299
4,718	Eversource Energy	359,559
12,983	Exelon Corp.	642,269
7,047	FirstEnergy Corp.	360,525
761	IDACORP, Inc.	109,561
2,970	MDU Resources Group, Inc.	61,420
1,181	National Fuel Gas Co.	107,506
26,995	NextEra Energy, Inc.	2,531,321
6,043	NiSource, Inc.	285,834
2,580	OGE Energy Corp.	126,781
28,150	PG&E Corp.	534,850
1,530	Pinnacle West Capital Corp.	153,459
9,506	PPL Corp.	370,544
6,414	Public Service Enterprise Group, Inc.	552,053
8,384	Sempra	807,128
14,143	Southern Co. (The)	1,377,245
583	Talen Energy Corp.*	216,276
2,761	UGI Corp.	103,289
4,209	WEC Energy Group, Inc.	492,285
7,630	Xcel Energy, Inc.	636,037

		18,691,820

TOTAL COMMON STOCKS (Cost $336,833,748)		413,476,559

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,577,595	3.571%	$1,577,595
(Cost $1,577,595)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $338,411,343)		415,054,154

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
374,872	3.589%	374,872
(Cost $374,872)

TOTAL INVESTMENTS – 99.9% (Cost $338,786,215)		$415,429,026

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		329,870

NET ASSETS – 100.0%		$415,758,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

  FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-Mini Russell 1000 Index	17	03/20/26	$1,883,685	$51,217

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 11.2%
299,055	Alphabet, Inc., Class A	$93,233,387
258,989	Alphabet, Inc., Class C	80,656,944
364,798	AT&T, Inc.	10,217,992
4,232	Charter Communications, Inc., Class A*	992,954
184,238	Comcast Corp., Class A	5,704,008
11,622	Electronic Arts, Inc.	2,331,025
10,887	Fox Corp., Class A	613,373
7,479	Fox Corp., Class B	386,889
8,143	Live Nation Entertainment, Inc.*	1,320,306
111,594	Meta Platforms, Inc., Class A	72,332,999
235,115	Netflix, Inc.*	22,627,468
30,411	Pinterest, Inc., Class A*	520,940
6,582	Reddit, Inc., Class A*	959,721
31,656	ROBLOX Corp., Class A*	2,173,501
7,925	Spotify Technology SA*	4,080,900
8,856	Take-Two Interactive Software, Inc.*	1,872,867
24,004	T-Mobile US, Inc.	5,211,028
22,840	Trade Desk, Inc. (The), Class A*	544,049
216,885	Verizon Communications, Inc.	10,874,614
91,898	Walt Disney Co. (The)	9,744,864
116,564	Warner Bros Discovery, Inc.*	3,283,608

		329,683,437

Consumer Discretionary – 10.1%
21,379	Airbnb, Inc., Class A*	2,888,517
491,310	Amazon.com, Inc.*	103,175,100
858	AutoZone, Inc.*	3,222,288
1,651	Booking Holdings, Inc.	6,999,167
53,607	Carnival Corp.	1,691,301
6,901	Carvana Co.*	2,306,038
68,786	Chipotle Mexican Grill, Inc.*	2,560,215
57,987	Coupang, Inc. (South Korea)*	1,106,392
13,281	D.R. Horton, Inc.	2,130,139
6,002	Darden Restaurants, Inc.	1,283,528
17,585	DoorDash, Inc., Class A*	3,103,225
24,581	DraftKings, Inc., Class A*	586,011
23,636	eBay, Inc.	2,147,567
5,994	Expedia Group, Inc.	1,292,846
9,098	Flutter Entertainment PLC*	965,662
200,416	Ford Motor Co.	2,823,861
7,890	Garmin Ltd.	1,994,829
47,965	General Motors Co.	3,775,325
6,980	Genuine Parts Co.	832,435
11,736	Hilton Worldwide Holdings, Inc.	3,659,050
51,098	Home Depot, Inc. (The)	19,454,030
17,218	Las Vegas Sands Corp.	976,605
11,483	Lennar Corp., Class A	1,313,196
433	Lennar Corp., Class B	46,214
28,789	Lowe’s Cos., Inc.	7,616,706
5,383	Lululemon Athletica, Inc.*	996,770
12,030	Marriott International, Inc., Class A	4,111,012
36,699	McDonald’s Corp.	12,516,561
2,420	MercadoLibre, Inc. (Brazil)*	4,253,344
59,730	NIKE, Inc., Class B	3,714,011
136	NVR, Inc.*	1,022,419
43,839	O’Reilly Automotive, Inc.*	4,115,605

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
10,192	PulteGroup, Inc.	$1,398,342
16,489	Ross Stores, Inc.	3,390,798
12,905	Royal Caribbean Cruises Ltd.	4,012,939
57,262	Starbucks Corp.	5,612,821
149,139	Tesla, Inc.*	60,029,939
57,310	TJX Cos., Inc. (The)	9,264,735
27,210	Tractor Supply Co.	1,410,566
2,308	Ulta Beauty, Inc.*	1,580,495
14,280	Yum! Brands, Inc.	2,401,325

		297,781,929

Consumer Staples – 5.4%
86,503	Altria Group, Inc.	5,972,167
24,512	Archer-Daniels-Midland Co.	1,692,308
12,633	Church & Dwight Co., Inc.	1,324,696
198,851	Coca-Cola Co. (The)	16,218,288
41,641	Colgate-Palmolive Co.	4,128,289
7,991	Constellation Brands, Inc., Class A	1,261,459
22,828	Costco Wholesale Corp.	23,074,314
11,236	Dollar General Corp.	1,755,513
9,610	Dollar Tree, Inc.*	1,215,473
12,562	Estee Lauder Cos., Inc. (The), Class A	1,375,162
27,799	General Mills, Inc.	1,257,349
7,584	Hershey Co. (The)	1,791,948
98,574	Kenvue, Inc.	1,884,735
66,081	Keurig Dr Pepper, Inc.	2,000,933
16,994	Kimberly-Clark Corp.	1,893,811
44,112	Kraft Heinz Co. (The)	1,085,596
29,863	Kroger Co. (The)	2,037,851
13,009	McCormick & Co., Inc.	924,159
66,519	Mondelez International, Inc., Class A	4,096,240
35,595	Monster Beverage Corp.*	3,036,254
70,468	PepsiCo, Inc.	11,961,238
79,908	Philip Morris International, Inc.	14,929,212
120,417	Procter & Gamble Co. (The)	20,133,722
24,893	Sysco Corp.	2,269,246
23,304	Target Corp.	2,651,762
14,471	Tyson Foods, Inc., Class A	940,470
222,865	Walmart, Inc.	28,515,577

		159,427,772

Energy – 3.5%
50,865	Baker Hughes Co.	3,319,450
11,244	Cheniere Energy, Inc.	2,650,548
97,113	Chevron Corp.	18,136,824
63,540	ConocoPhillips	7,209,248
38,680	Coterra Energy, Inc.	1,183,221
30,873	Devon Energy Corp.	1,343,902
9,681	Diamondback Energy, Inc.	1,685,268
28,022	EOG Resources, Inc.	3,476,970
216,918	Exxon Mobil Corp.	33,079,995
44,051	Halliburton Co.	1,585,836
99,852	Kinder Morgan, Inc.	3,322,076
15,451	Marathon Petroleum Corp.	3,062,543
39,572	Occidental Petroleum Corp.	2,100,482
32,026	ONEOK, Inc.	2,650,792
20,900	Phillips 66	3,225,497

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
76,743	SLB Ltd.	$3,939,986
10,997	Targa Resources Corp.	2,593,093
15,631	Valero Energy Corp.	3,198,728
62,630	Williams Cos., Inc. (The)	4,679,713

		102,444,172

Financials – 12.2%
24,105	Aflac, Inc.	2,722,178
13,550	Allstate Corp. (The)	2,906,746
27,859	American Express Co.	8,605,645
27,733	American International Group, Inc.	2,232,229
4,773	Ameriprise Financial, Inc.	2,243,883
10,002	Aon PLC, Class A	3,355,371
21,769	Apollo Global Management, Inc.	2,277,037
17,885	Arch Capital Group Ltd.*	1,791,183
10,648	Ares Management Corp., Class A	1,192,682
13,033	Arthur J Gallagher & Co.	2,974,131
325,795	Bank of America Corp.	16,234,365
35,847	Bank of New York Mellon Corp. (The)	4,269,378
70,418	Berkshire Hathaway, Inc., Class B*	35,557,569
7,907	Blackrock, Inc.	8,406,960
37,761	Blackstone, Inc.	4,280,965
28,364	Block, Inc.*	1,806,787
32,646	Capital One Financial Corp.	6,386,863
5,361	Cboe Global Markets, Inc.	1,606,799
86,227	Charles Schwab Corp. (The)	8,208,810
18,825	Chubb Ltd.	6,416,689
7,904	Cincinnati Financial Corp.	1,296,098
92,025	Citigroup, Inc.	10,140,235
22,360	Citizens Financial Group, Inc.	1,345,848
18,468	CME Group, Inc.	5,900,526
11,421	Coinbase Global, Inc., Class A*	2,008,383
3,523	Corpay, Inc.*	1,145,327
2,152	Everest Group Ltd.	721,974
27,003	Fidelity National Information Services, Inc.	1,376,073
34,234	Fifth Third Bancorp	1,693,556
27,513	Fiserv, Inc.*	1,713,785
12,434	Global Payments, Inc.	950,704
15,354	Goldman Sachs Group, Inc. (The)(a)	13,197,838
14,599	Hartford Insurance Group, Inc. (The)	2,055,977
80,451	Huntington Bancshares, Inc.	1,351,577
21,266	Interactive Brokers Group, Inc., Class A	1,513,927
29,195	Intercontinental Exchange, Inc.	4,791,775
139,656	JPMorgan Chase & Co.	41,938,697
47,853	KeyCorp	992,471
34,938	KKR & Co., Inc.	3,063,364
8,877	Loews Corp.	976,648
7,882	M&T Bank Corp.	1,710,236
643	Markel Group, Inc.*	1,332,598
25,271	Marsh & McLennan Cos., Inc.	4,719,107
41,013	Mastercard, Inc., Class A	21,212,334
28,857	MetLife, Inc.	2,079,724

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
7,995	Moody’s Corp.	$3,818,332
62,559	Morgan Stanley	10,416,699
3,736	MSCI, Inc.	2,136,357
22,070	Nasdaq, Inc.	1,932,891
9,965	Northern Trust Corp.	1,425,892
48,131	PayPal Holdings, Inc.	2,224,133
20,261	PNC Financial Services Group, Inc. (The)	4,302,423
11,495	Principal Financial Group, Inc.	1,096,853
30,041	Progressive Corp. (The)	6,418,560
18,165	Prudential Financial, Inc.	1,787,073
9,361	Raymond James Financial, Inc.	1,432,982
46,123	Regions Financial Corp.	1,283,603
38,805	Robinhood Markets, Inc., Class A*	2,943,359
46,884	Rocket Cos., Inc., Class A	852,820
15,574	S&P Global, Inc.	6,881,839
14,596	State Street Corp.	1,877,337
18,519	Synchrony Financial	1,279,848
11,089	T. Rowe Price Group, Inc.	1,049,352
11,437	Travelers Cos., Inc. (The)	3,529,916
65,781	Truist Financial Corp.	3,243,661
77,268	US Bancorp	4,223,469
86,745	Visa, Inc., Class A	27,770,544
15,391	W R Berkley Corp.	1,103,535
161,474	Wells Fargo & Co.	13,152,057
4,927	Willis Towers Watson PLC	1,503,573

		360,392,160

Health Care – 9.9%
88,975	Abbott Laboratories	10,352,241
90,722	AbbVie, Inc.	21,054,762
14,564	Agilent Technologies, Inc.	1,767,778
6,677	Alnylam Pharmaceuticals, Inc.*	2,222,907
27,520	Amgen, Inc.	10,682,163
14,733	Becton Dickinson & Co.	2,600,080
7,483	Biogen, Inc.*	1,435,389
75,839	Boston Scientific Corp.*	5,828,227
104,520	Bristol-Myers Squibb Co.	6,518,912
12,271	Cardinal Health, Inc.	2,812,881
8,909	Cencora, Inc.	3,315,395
25,750	Centene Corp.*	1,155,660
13,485	Cigna Group (The)	3,908,223
64,975	CVS Health Corp.	5,191,503
32,367	Danaher Corp.	6,817,785
20,092	Dexcom, Inc.*	1,475,356
29,656	Edwards Lifesciences Corp.*	2,564,354
11,411	Elevance Health, Inc.	3,651,520
43,498	Eli Lilly & Co.	45,759,461
23,531	GE HealthCare Technologies, Inc.	1,982,957
63,843	Gilead Sciences, Inc.	9,509,415
8,093	HCA Healthcare, Inc.	4,286,862
6,195	Humana, Inc.	1,180,395
4,105	IDEXX Laboratories, Inc.*	2,695,877
18,161	Intuitive Surgical, Inc.*	9,144,245
8,815	IQVIA Holdings, Inc.*	1,576,210
123,993	Johnson & Johnson	30,803,581
4,292	Labcorp Holdings, Inc.	1,240,903

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
6,348	McKesson Corp.	$6,267,825
65,906	Medtronic PLC	6,436,380
127,707	Merck & Co., Inc.	15,812,681
1,059	Mettler-Toledo International, Inc.*	1,447,325
292,206	Pfizer, Inc.	8,079,496
5,702	Quest Diagnostics, Inc.	1,208,311
5,124	Regeneron Pharmaceuticals, Inc.	4,005,277
7,449	ResMed, Inc.	1,908,881
19,719	Royalty Pharma PLC, Class A	911,215
5,041	STERIS PLC	1,272,096
17,670	Stryker Corp.	6,846,418
19,365	Thermo Fisher Scientific, Inc.	10,091,295
46,535	UnitedHealth Group, Inc.	13,647,319
7,667	Veeva Systems, Inc., Class A*	1,395,471
13,045	Vertex Pharmaceuticals, Inc.*	6,481,147
5,041	Waters Corp.*	1,609,995
3,699	West Pharmaceutical Services, Inc.	940,804
10,152	Zimmer Biomet Holdings, Inc.	999,363
22,881	Zoetis, Inc.	2,999,699

		293,896,040

Industrials – 9.0%
27,582	3M Co.	4,559,856
11,823	AMETEK, Inc.	2,828,298
20,826	Automatic Data Processing, Inc.	4,464,261
3,764	Axon Enterprise, Inc.*	2,041,594
38,796	Boeing Co. (The)*	8,827,254
5,999	Broadridge Financial Solutions, Inc.	1,115,034
41,019	Carrier Global Corp.	2,641,624
24,055	Caterpillar, Inc.	17,868,776
17,628	Cintas Corp.	3,545,520
44,092	Copart, Inc.*	1,679,464
96,333	CSX Corp.	4,112,456
7,054	Cummins, Inc.	4,118,619
12,701	Deere & Co.	7,997,947
33,468	Delta Air Lines, Inc.	2,198,848
7,020	Dover Corp.	1,583,010
20,001	Eaton Corp. PLC	7,518,776
28,817	Emerson Electric Co.	4,344,163
6,327	Equifax, Inc.	1,322,090
58,867	Fastenal Co.	2,710,237
11,112	FedEx Corp.	4,300,344
9,566	Ferguson Enterprises, Inc.	2,494,430
16,307	Fortive Corp.	965,374
13,975	GE Vernova, Inc.	12,208,560
11,341	General Dynamics Corp.	4,049,304
54,119	General Electric Co.	18,522,769
32,690	Honeywell International, Inc.	7,962,957
20,531	Howmet Aerospace, Inc.	5,390,003
14,957	Illinois Tool Works, Inc.	4,346,953
20,701	Ingersoll Rand, Inc.	1,948,792
31,385	Johnson Controls International PLC	4,528,856
9,605	L3Harris Technologies, Inc.	3,501,407
6,596	Leidos Holdings, Inc.	1,154,960
11,906	Lockheed Martin Corp.	7,835,101

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
11,533	Norfolk Southern Corp.	$3,629,896
7,385	Northrop Grumman Corp.	5,349,546
9,518	Old Dominion Freight Line, Inc.	1,932,630
20,304	Otis Worldwide Corp.	1,879,338
26,635	PACCAR, Inc.	3,358,407
6,523	Parker-Hannifin Corp.	6,582,881
16,513	Paychex, Inc.	1,546,442
7,529	Quanta Services, Inc.	4,239,429
10,472	Republic Services, Inc.	2,398,088
5,780	Rockwell Automation, Inc.	2,355,061
15,278	Rollins, Inc.	930,277
69,002	RTX Corp.	13,981,185
2,638	Snap-on, Inc.	1,016,210
24,039	Southwest Airlines Co.	1,184,161
11,063	SS&C Technologies Holdings, Inc.	832,933
11,438	Trane Technologies PLC	5,288,016
2,842	TransDigm Group, Inc.	3,702,529
103,662	Uber Technologies, Inc.*	7,818,188
30,661	Union Pacific Corp.	8,124,552
16,719	United Airlines Holdings, Inc.*	1,777,230
37,691	United Parcel Service, Inc., Class B	4,370,648
3,320	United Rentals, Inc.	2,788,800
7,140	Verisk Analytics, Inc.	1,482,050
17,756	Vertiv Holdings Co., Class A	4,525,827
2,243	W.W. Grainger, Inc.	2,567,629
20,633	Waste Management, Inc.	4,969,252
8,718	Westinghouse Air Brake Technologies Corp.	2,301,116
12,428	Xylem, Inc.	1,610,172

		267,230,130

Information Technology – 32.4%
31,669	Accenture PLC, Class A	6,609,954
21,542	Adobe, Inc.*	5,652,836
83,204	Advanced Micro Devices, Inc.*	16,658,273
5,608	Amdocs Ltd.	391,438
61,941	Amphenol Corp., Class A	9,047,102
25,121	Analog Devices, Inc.	8,937,801
740,225	Apple, Inc.	195,552,641
40,708	Applied Materials, Inc.	15,155,588
13,040	AppLovin Corp., Class A*	5,669,401
52,984	Arista Networks, Inc.*	7,073,364
5,045	ARM Holdings PLC ADR*	642,985
8,481	Atlassian Corp., Class A*	637,178
10,991	Autodesk, Inc.*	2,702,357
239,167	Broadcom, Inc.	76,425,815
13,974	Cadence Design Systems, Inc.*	4,211,764
6,761	CDW Corp.	829,169
6,786	Circle Internet Group, Inc.*	566,224
203,513	Cisco Systems, Inc.	16,171,143
15,694	Cloudflare, Inc., Class A*	2,702,350
25,283	Cognizant Technology Solutions Corp., Class A	1,628,984
12,283	CoreWeave, Inc., Class A*	977,235
39,793	Corning, Inc.	5,984,071
12,680	Crowdstrike Holdings, Inc., Class A*	4,716,706

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
15,894	Datadog, Inc., Class A*	$1,779,492
15,360	Dell Technologies, Inc., Class C	2,274,509
1,224	Fair Isaac Corp.*	1,725,057
32,242	Fortinet, Inc.*	2,548,085
3,830	Gartner, Inc.*	602,076
3,933	GLOBALFOUNDRIES, Inc.*	187,014
67,274	Hewlett Packard Enterprise Co.	1,444,373
48,181	HP, Inc.	914,957
2,591	HubSpot, Inc.*	685,345
226,843	Intel Corp.*	10,346,309
47,954	International Business Machines Corp.	11,519,030
13,935	Intuit, Inc.	5,699,833
8,812	Keysight Technologies, Inc.*	2,708,192
6,755	KLA Corp.	10,298,335
64,507	Lam Research Corp.	15,087,542
43,477	Marvell Technology, Inc.	3,551,636
27,169	Microchip Technology, Inc.	2,027,894
57,678	Micron Technology, Inc.	23,784,677
377,399	Microsoft Corp.	148,219,683
4,089	MongoDB, Inc.*	1,343,114
2,375	Monolithic Power Systems, Inc.	2,714,007
8,558	Motorola Solutions, Inc.	4,127,181
10,253	NetApp, Inc.	1,015,355
1,201,104	NVIDIA Corp.	212,823,618
21,393	ON Semiconductor Corp.*	1,422,207
86,410	Oracle Corp.	12,564,014
109,063	Palantir Technologies, Inc., Class A*	14,962,353
35,511	Palo Alto Networks, Inc.*	5,288,298
10,733	Qnity Electronics, Inc.	1,360,515
55,061	QUALCOMM, Inc.	7,838,484
5,513	Roper Technologies, Inc.	1,928,061
46,807	Salesforce, Inc.	9,117,536
6,997	Sandisk Corp.*	4,445,614
10,150	Seagate Technology Holdings PLC	4,139,576
53,466	ServiceNow, Inc.*	5,774,863
16,577	Snowflake, Inc.*	2,791,733
13,399	Strategy, Inc.*	1,735,171
26,171	Super Micro Computer, Inc.*	847,679
9,789	Synopsys, Inc.*	4,052,646
15,209	TE Connectivity PLC (Switzerland)	3,500,351
46,480	Texas Instruments, Inc.	9,858,873
12,238	Trimble, Inc.*	818,355
4,161	VeriSign, Inc.	948,458
17,551	Western Digital Corp.	4,909,015
11,051	Workday, Inc., Class A*	1,478,182
13,493	Zoom Communications, Inc., Class A*	997,672
4,886	Zscaler, Inc.*	718,193

		957,869,542

Materials – 2.0%
11,262	Air Products and Chemicals, Inc.	3,104,596
25,781	Anglogold Ashanti PLC (Australia)	3,294,038
35,031	Corteva, Inc.	2,806,684

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
34,754	CRH PLC	$4,169,785
21,466	DuPont de Nemours, Inc.	1,074,159
12,923	Ecolab, Inc.	3,984,807
73,524	Freeport-McMoRan, Inc.	5,005,514
26,750	International Paper Co.	1,164,962
23,994	Linde PLC	12,190,871
3,085	Martin Marietta Materials, Inc.	2,087,218
56,161	Newmont Corp.	7,300,930
11,821	Nucor Corp.	2,090,898
4,555	Packaging Corp. of America	1,057,398
11,654	PPG Industries, Inc.	1,436,589
11,891	Sherwin-Williams Co. (The)	4,311,558
4,673	Southern Copper Corp. (Mexico)	1,020,116
6,766	Vulcan Materials Co.	2,097,460

		58,197,583

Real Estate – 1.8%
24,024	American Tower Corp. REIT	4,609,245
7,303	AvalonBay Communities, Inc. REIT	1,294,311
15,361	CBRE Group, Inc., Class A*	2,268,205
21,334	CoStar Group, Inc.*	952,136
22,285	Crown Castle, Inc. REIT	1,995,399
17,681	Digital Realty Trust, Inc. REIT	3,133,073
5,012	Equinix, Inc. REIT	4,882,991
17,591	Equity Residential REIT	1,111,927
3,280	Essex Property Trust, Inc. REIT	836,761
10,779	Extra Space Storage, Inc. REIT	1,627,952
15,031	Iron Mountain, Inc. REIT	1,628,308
47,564	Prologis, Inc. REIT	6,781,200
8,103	Public Storage REIT	2,488,107
47,323	Realty Income Corp. REIT	3,170,641
5,459	SBA Communications Corp. REIT	1,098,133
16,619	Simon Property Group, Inc. REIT	3,387,783
24,101	Ventas, Inc. REIT	2,076,542
54,199	VICI Properties, Inc. REIT	1,637,352
35,320	Welltower, Inc. REIT	7,315,478

		52,295,544

Utilities – 2.3%
13,832	Ameren Corp.	1,566,889
27,456	American Electric Power Co., Inc.	3,674,162
10,002	American Water Works Co., Inc.	1,360,572
8,134	Atmos Energy Corp.	1,519,350
33,489	CenterPoint Energy, Inc.	1,456,771
15,283	CMS Energy Corp.	1,193,144
18,526	Consolidated Edison, Inc.	2,084,545
16,087	Constellation Energy Corp.	5,306,779
43,763	Dominion Energy, Inc.	2,763,196
10,603	DTE Energy Co.	1,571,789
39,905	Duke Energy Corp.	5,221,569
19,785	Edison International	1,478,731
22,945	Entergy Corp.	2,457,639
18,860	Eversource Energy	1,437,321
51,798	Exelon Corp.	2,562,447
28,129	FirstEnergy Corp.	1,439,080

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
107,135	NextEra Energy, Inc.	$10,046,049
112,795	PG&E Corp.	2,143,105
37,990	PPL Corp.	1,480,850
25,608	Public Service Enterprise Group, Inc.	2,204,081
33,525	Sempra	3,227,452
56,350	Southern Co. (The)	5,487,363
17,171	Vistra Corp.	2,985,865
16,374	WEC Energy Group, Inc.	1,915,103
30,439	Xcel Energy, Inc.	2,537,395

		69,121,247

TOTAL COMMON STOCKS (Cost $2,332,519,858)		2,948,339,556

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,016,547	3.571%	3,016,547
(Cost $3,016,547)

TOTAL INVESTMENTS – 99.9% (Cost $2,335,536,405)		$2,951,356,103

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		2,872,028

NET ASSETS – 100.0%		$2,954,228,131

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	9	03/20/26	$ 3,100,050	$ (17,043)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $80,272,706, $701,011,702, $353,214,394 and $335,014,338, respectively)(a)	$135,579,080	$966,120,508	$394,476,951	$410,388,983
Investments in affiliated issuers, at value (cost $787,719, $2,857,056, $495,423 and $3,397,005, respectively)	787,719	2,857,056	549,434	4,665,171
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	822,516	7,190,855	531,246	374,872
Cash	22	8,550	—	—
Foreign Currency, at value (cost $13,140, $91,104, $– and $–, respectively)	13,189	91,032	—	—
Receivables:
Dividends	200,567	1,089,407	130,722	571,631
Reimbursement from investment adviser	3,942	—	—	—
Securities lending income	1,070	5,265	277	255
Foreign tax reclaims	994	926,043	—	—
Investments sold	—	2	—	—
Collateral on certain derivative contracts	—	111,112	20,619	149,686

Total assets	137,409,099	978,399,830	395,709,249	416,150,598

Liabilities:

Variation margin on futures contracts	—	8,426	2,013	612
Payables:
Payable upon return of securities loaned	822,516	7,190,855	531,246	374,872
Foreign capital gains taxes	757,052	—	—	—
Management fees	19,660	62,831	15,502	16,218
Investments purchased	1	121	—	—

Total liabilities	1,599,229	7,262,233	548,761	391,702

Net Assets:

Paid-in capital	80,807,272	695,479,312	353,195,143	339,061,447
Total distributable earnings	55,002,598	275,658,285	41,965,345	76,697,449

NET ASSETS	$135,809,870	$971,137,597	$395,160,488	$415,758,896

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,100,000	12,700,000	6,450,000	7,175,000

Net asset value per share:	$64.67	$76.47	$61.27	$57.95

(a)

Includes loaned securities having a market value of $662,631, $6,661,888, $487,981 and $351,745 for MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF, MarketBeta® Russell 1000 Growth Equity ETF and MarketBeta® Russell 1000 Value Equity ETF, respectively.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

MarketBeta® U.S. Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $2,325,124,126)	$2,935,141,718
Investments in affiliated issuers, at value (cost $10,412,279)	16,214,385
Receivables:
Dividends	2,714,376
Collateral on certain derivative contracts	239,627
Reimbursement from investment adviser	19,484
Securities lending income	98

Total assets	2,954,329,688

Liabilities:

Variation margin on futures contracts	14,062

Payables:
Management fees	87,495

Total liabilities	101,557

Net Assets:

Paid-in capital	2,238,325,879
Total distributable earnings	715,902,252

NET ASSETS	$2,954,228,131
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	31,250,000

Net asset value per share:	$94.54

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $112,791, $657,721, $1,273 and $2,464, respectively)	$839,091	$7,092,688	$997,967	$3,645,327

Dividends — affiliated issuers	19,959	46,328	13,379	39,920

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	15,883	52,923	1,276	2,538

Total Investment Income	874,933	7,191,939	1,012,622	3,687,785

Expenses:

Management fees	278,280	1,119,584	215,237	218,569

Trustee fees	13,797	16,223	14,606	14,603

Total expenses	292,077	1,135,807	229,843	233,172

Less — expense reductions	(59,357)	(229,345)	(614)	(1,156)

Net expenses	232,720	906,462	229,229	232,016

NET INVESTMENT INCOME	642,213	6,285,477	783,393	3,455,769

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $(46,014), $–, $– and $–, respectively)	3,564,445	(1,084,251)	735,127	99,230

Investments — affiliated issuers	—	5	43	11,372

In-kind redemptions — affiliated issuers	—	—	4,554	138,390

In-kind redemptions — unaffiliated issuers	1,799,042	33,487,086	9,489,533	7,167,990

Futures contracts	15,896	386,117	14,341	100,871

Foreign currency transactions	(11,308)	(89,765)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(18,242), $–, $– and $–, respectively)	25,483,088	113,117,691	(6,047,204)	37,008,621

Investments — affiliated issuers	—	—	23,300	287,856

Futures contracts	—	85,261	(12,749)	12,328

Foreign currency translations	3,829	1,754	—	—

Net realized and unrealized gain	30,854,992	145,903,898	4,206,945	44,826,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,497,205	$152,189,375	$4,990,338	$48,282,427

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

MarketBeta® U.S. Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $233)	$16,702,531

Dividends — affiliated issuers	123,801

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	10,171

Total Investment Income	16,836,503

Expenses:

Management fees	1,287,026

Trustee fees	22,587

Total expenses	1,309,613

Less — expense reductions	(293,907)

Net expenses	1,015,706

NET INVESTMENT INCOME	15,820,797

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(5,283,425)

Investments — affiliated issuers	(6,950)

In-kind redemptions — affiliated issuers	899,074

In-kind redemptions — unaffiliated issuers	130,810,795

Futures contracts	46,233

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	33,073,455

Investments — affiliated issuers	916,011

Futures contracts	(17,043)

Net realized and unrealized gain	160,438,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$176,258,947

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets

	MarketBet[a]® Emerging Markets Equity ETF		MarketBet[a]® International Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$642,213	$2,384,509	$6,285,477	$22,201,538

Net realized gain	5,368,075	652,826	32,699,192	60,720,090

Net change in unrealized gain	25,486,917	1,411,300	113,204,706	25,664,534

Net increase in net assets resulting from operations	31,497,205	17,150,635	152,189,375	108,586,162

Distributions to shareholders:

From distributable earnings	(3,273,567)	(2,897,064)	(9,638,895)	(24,314,998)

From share transactions:

Proceeds from sales of shares	–	–	74,541,905	90,255,771

Cost of shares redeemed	(12,090,083)	(11,186,728)	(86,669,318)	(222,745,720)

Net decrease in net assets resulting from share transactions	(12,090,083)	(11,186,728)	(12,127,413)	(132,489,949)

TOTAL INCREASE (DECREASE)	16,133,555	3,066,843	130,423,067	(48,218,785)

Net Assets:

Beginning of period	$119,676,315	$116,609,472	$840,714,530	$888,933,315

End of period	$135,809,870	$119,676,315	$971,137,597	$840,714,530

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets (continued)

	MarketBet[a]® Russell 1000 Growth Equity ETF		MarketBet[a]® Russell 1000 Value Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$783,393	$1,634,899	$3,455,769	$8,148,564

Net realized gain	10,243,598	36,046,061	7,517,853	39,893,813

Net change in unrealized gain (loss)	(6,036,653)	21,375,375	37,308,805	(15,196,299)

Net increase in net assets resulting from operations	4,990,338	59,056,335	48,282,427	32,846,078

Distributions to shareholders:

From distributable earnings	(753,219)	(1,730,375)	(3,432,021)	(8,968,036)

From share transactions:

Proceeds from sales of shares	63,297,716	189,315,387	35,917,470	73,792,908

Cost of shares redeemed	(25,365,166)	(184,056,912)	(28,695,340)	(248,162,761)

Net increase (decrease) in net assets resulting from share transactions	37,932,550	5,258,475	7,222,130	(174,369,853)

TOTAL INCREASE (DECREASE)	42,169,669	62,584,435	52,072,536	(150,491,811)

Net Assets:

Beginning of period	$352,990,819	$290,406,384	$363,686,360	$514,178,171

End of period	$395,160,488	$352,990,819	$415,758,896	$363,686,360

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets (continued)

	MarketBet[a]® U.S. Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$15,820,797	$30,273,765

Net realized gain	126,465,727	266,332,352

Net change in unrealized gain	33,972,423	94,165,373

Net increase in net assets resulting from operations	176,258,947	390,771,490

Distributions to shareholders:

From distributable earnings	(15,590,979)	(30,518,560)

From share transactions:

Proceeds from sales of shares	387,000,758	676,352,243

Cost of shares redeemed	(302,002,960)	(709,679,472)

Net increase (decrease) in net assets resulting from share transactions	84,997,798	(33,327,229)

TOTAL INCREASE	245,665,766	326,925,701

Net Assets:

Beginning of period	$2,708,562,365	$2,381,636,664

End of period	$2,954,228,131	$2,708,562,365

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance:

Net asset value, beginning of period	$ 52.03		$45.73	$40.81	$41.23	$55.68		$48.15

Net investment income(a)	0.28		1.02	1.06	0.96	1.35	(b)	0.89

Net realized and unrealized gain (loss)	13.78		6.49	4.35	(0.34)	(11.93)		8.14

Total from investment operations	14.06		7.51	5.41	0.62	(10.58)		9.03

Distributions to shareholders from net investment income	(1.42)		(1.21)	(0.49)	(1.04)	(3.87)		(1.50)

Net asset value, end of period	$ 64.67		$52.03	$45.73	$40.81	$41.23		$55.68

Market price, end of period	$ 64.27		$52.33	$45.73	$40.81	$41.16		$55.72

Total Return at Net Asset Value(c)	27.43%		16.84%	13.50%	1.61%	(20.01)%		19.35%

Net assets, end of period (in 000’s)	$ 135,810		$119,676	$116,609	$26,524	$32,981		$36,191

Ratio of net expenses to average net assets	0.36	%(d)	0.36%	0.36%	0.36%	0.36%		0.36%

Ratio of total expenses to average net assets	0.45	%(d)	0.45%	0.45%	0.45%	0.45%		0.45%

Ratio of net investment income to average net assets	0.99	%(d)	2.17%	2.47%	2.40%	2.87	%(b)	1.63%

Portfolio turnover rate(e)	3%		8%	7%	13%	18%		21%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.32 per share and 0.67% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® International Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$65.68		$59.26	$50.87	$44.63	$57.61	$46.79

Net investment income(a)	0.47		1.58	1.44	1.45	1.63	1.28

Net realized and unrealized gain (loss)	11.04		6.58	8.22	6.17	(12.83)	10.84

Total from investment operations	11.51		8.16	9.66	7.62	(11.20)	12.12

Distributions to shareholders from net investment income	(0.72)		(1.74)	(1.27)	(1.38)	(1.78)	(1.30)

Net asset value, end of period	$76.47		$65.68	$59.26	$50.87	$44.63	$57.61

Market price, end of period	$76.22		$65.58	$59.31	$50.84	$44.33	$57.80

Total Return at Net Asset Value(b)	17.68%		14.08%	19.21%	17.22%	(19.80)%	26.20%

Net assets, end of period (in 000’s)	$971,138		$840,715	$888,933	$437,479	$357,050	$357,192

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.38	%(c)	2.68%	2.66%	2.96%	3.15%	2.41%

Portfolio turnover rate(d)	2%		3%	4%	4%	7%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Russell 1000 Growth Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period November 28, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$60.34		$50.07	$ 40.15

Net investment income(a)	0.13		0.30	0.24

Net realized and unrealized gain	0.92		10.28	9.89

Total from investment operations	1.05		10.58	10.13

Distributions to shareholders from net investment income	(0.12)		(0.31)	(0.21)

Net asset value, end of period	$61.27		$60.34	$ 50.07

Market price, end of period	$61.29		$60.32	$50.05

Total Return at Net Asset Value(b)	1.74%		21.20%	25.26%

Net assets, end of period (in 000’s)	$395,160		$352,991	$ 290,406

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%(c)

Ratio of net investment income to average net assets	0.41	%(c)	0.56%	0.69%(c)

Portfolio turnover rate(d)	12%		45%	29%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Russell 1000 Value Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period November 28, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$51.77		$48.39	$ 39.86

Net investment income(a)	0.48		0.95	0.69

Net realized and unrealized gain	6.17		3.41	8.31

Total from investment operations	6.65		4.36	9.00

Distributions to shareholders from net investment income	(0.47)		(0.98)	(0.47)

Net asset value, end of period	$57.95		$51.77	$ 48.39

Market price, end of period	$57.89		$51.76	$ 48.40

Total Return at Net Asset Value(b)	12.93%		9.17%	22.67%

Net assets, end of period (in 000’s)	$415,759		$363,686	$ 514,178

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%(c)

Ratio of net investment income to average net assets	1.78	%(c)	1.93%	2.04%(c)

Portfolio turnover rate(d)	1%		11%	18%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. Equity ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$89.24		$77.45	$61.63	$53.96	$63.07	$48.62

Net investment income(a)	0.50		0.98	0.95	0.89	0.82	0.74

Net realized and unrealized gain (loss)	5.30		11.81	15.76	7.67	(9.20)	14.46

Total from investment operations	5.80		12.79	16.71	8.56	(8.38)	15.20

Distributions to shareholders from net investment income	(0.50)		(1.00)	(0.89)	(0.89)	(0.73)	(0.75)

Net asset value, end of period	$94.54		$89.24	$77.45	$61.63	$53.96	$63.07

Market price, end of period	$94.55		$89.24	$77.45	$61.68	$53.97	$63.09

Total Return at Net Asset Value(b)	6.50%		16.65%	27.33%	16.12%	(13.41)%	31.60%

Net assets, end of period (in 000’s)	$2,954,228		$2,708,562	$2,381,637	$1,016,937	$685,236	$428,861

Ratio of net expenses to average net assets	0.07	%(c)	0.07%	0.07%	0.07%	0.07%	0.07%

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.09	%(c)	1.20%	1.39%	1.59%	1.40%	1.36%

Portfolio turnover rate(d)	1%		2%	3%	3%	3%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS MARKETBETA® ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Emerging Markets Equity ETF	Diversified

Goldman Sachs MarketBeta® International Equity ETF	Diversified

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF	Diversified

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Equity ETF and Goldman Sachs MarketBeta® U.S. Equity ETF are listed and traded on the Cboe BZX Exchange, Inc., and shares of the Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF and Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF are listed and traded on NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units.” Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

91

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2026:

MarketBeta® Emerging Markets Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$4,535,531	$—	$—
Asia	116,018,639	3,104,204	1,278
Europe	1,351,648	—	—
North America	2,916,597	—	—
Oceania	13,468	—	—
South America	5,349,899	1,587,179	—
Exchange-Traded Fund	700,637	—	—
Investment Company	787,719	—	—
Securities Lending Reinvestment Vehicle	822,516	—	—

Total	$132,496,654	$4,691,383	$1,278

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$2,223,621	$—	$—
Asia	301,895,108	—	—
Europe	492,048,765	3,090,757	—
North America	85,672,488	596,138	—
Oceania	79,427,707	—	—
South America	1,165,924	—	—
Investment Company	2,857,056	—	—
Securities Lending Reinvestment Vehicle	7,190,855	—	—

Total	$972,481,524	$3,686,895	$—

Derivative Type

Assets

Futures Contracts(b)	$166,390	$—	$—

MarketBeta® Russell 1000 Growth Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$443,972	$—	$—
Europe	182,902	—	—
North America	393,102,789	—	—
Oceania	128,665	—	—
South America	843,830	—	—
Investment Company	324,227	—	—
Securities Lending Reinvestment Vehicle	531,246	—	—

Total	$395,557,631	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(12,749)	$—	$—

MarketBeta® Russell 1000 Value Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$65,500	$—	$—
Europe	493,411	—	—
North America	412,089,243	—	—
Oceania	726,245	—	—
South America	102,160	—	—
Investment Company	1,577,595	—	—
Securities Lending Reinvestment Vehicle	374,872	—	—

Total	$415,429,026	$—	$—

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GOLDMAN SACHS MARKETBETA® ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Assets

Futures Contracts(b)	$51,217	$—	$—

MarketBeta® U.S. Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$1,106,392	$—	$—
Europe	3,500,351	—	—
North America	2,936,185,431	—	—
Oceania	3,294,038	—	—
South America	4,253,344	—	—
Investment Company	3,016,547	—	—

Total	$2,951,356,103	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(17,043)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® International Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$166,390	Variation margin on futures contracts	$—

MarketBeta® Russell 1000 Growth Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(12,749)

MarketBeta® Russell 1000 Value Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$51,217	Variation margin on futures contracts	$—

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

MarketBeta® U.S. Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(17,043)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

MarketBeta® Emerging Markets Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$15,896	$—

MarketBeta® International Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	386,117	85,261

MarketBeta® Russell 1000 Growth Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	14,341	(12,749)

MarketBeta® Russell 1000 Value Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	100,871	12,328

MarketBeta® U.S. Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	46,233	(17,043)

For the six months ended February 28, 2026, the relevant values for each derivative type were as follows:

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4. INVESTMENTS IN DERIVATIVES (continued)

Average number of Contracts(a)

Fund	Futures Contracts

MarketBeta® Emerging Markets Equity ETF	3

MarketBeta® International Equity ETF	25

MarketBeta® Russell 1000 Growth Equity ETF	2

MarketBeta® Russell 1000 Value Equity ETF	10

MarketBeta® U.S. Equity ETF	6

(a)

Amounts disclosed represent average number of contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® Emerging Markets Equity ETF	0.45%	0.36%

Goldman Sachs MarketBeta® International Equity ETF	0.25%	0.20%

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF	0.12%	0.12%

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF	0.12%	0.12%

Goldman Sachs MarketBeta® U.S. Equity ETF	0.09%	0.07%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.36%, 0.20% and 0.07% as an annual percentage rate of average daily net assets of the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively. These arrangements will remain in effect through at least December 29, 2026 and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2026, GSAM waived $58,416, $227,162 and $291,025 of the Funds’ management fees for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2026, the management fee waived by GSAM was $946, $2,183, $614, $1,156 and $2,882 for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF, MarketBeta® Russell 1000 Growth Equity ETF, MarketBeta® Russell 1000 Value Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

B. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in shares of Goldman Sachs Financial Square Treasury Obligations Fund and The Goldman Sachs Group, Inc. as of and for the six months ended February 28, 2026:

MarketBeta® Emerging Markets Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 776,373	$8,410,886	$(5,044,618)	$–	$–	$787,719	787,719	$19,959	$–

MarketBeta® International Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	3,177,483	13,015,816	(13,336,243)	–	–	2,857,056	2,857,056	46,328	–

MarketBeta® Russell 1000 Growth Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	261,184	4,429,550	(4,366,507)	–	–	324,227	324,227	12,371	–
Goldman Sachs Group, Inc. (The)

	175,879	34,394	(12,962)	4,596	23,300	225,207	262	1,008	–

Total	$437,063	$4,463,944	$(4,379,469)	$4,596	$23,300	$549,434		$13,379	$–

MarketBeta® Russell 1000 Value Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	1,350,515	4,469,340	(10,437,096)	–	–	1,577,595	1,577,595	24,577	–
Goldman Sachs Group, Inc. (The)

	2,699,295	287,704	(337,041)	149,762	287,855	3,087,576	3,592	15,344	–

Total	$4,049,810	$4,757,044	$(10,774,137)	$149,762	$287,855	$4,665,171		$39,921	$–

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

MarketBeta® U.S. Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$2,604,149	$17,725,699	$(17,313,301)	$–	$–	$3,016,547	3,016,547	$61,269	$–
Goldman Sachs Group, Inc. (The)

	11,352,393	1,731,274	(1,693,956)	892,116	916,010	13,197,838	15,354	62,532	–

Total	$13,956,542	$19,456,973	$(19,007,257)	$892,116	$916,010	$16,214,385		$123,801	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs MarketBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares redeemed	(200,000)	$(12,090,083)	(250,000)	$(11,186,728)

NET DECREASE IN SHARES	(200,000)	$(12,090,083)	(250,000)	$(11,186,728)

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs MarketBeta® International Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,100,000	$74,541,905	1,600,000	$90,255,771

Shares redeemed	(1,200,000)	(86,669,318)	(3,800,000)	(222,745,720)

NET DECREASE IN SHARES	(100,000)	$(12,127,413)	(2,200,000)	$(132,489,949)

	Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,000,000	$63,297,716	3,450,000	$189,315,387

Shares redeemed	(400,000)	(25,365,166)	(3,400,000)	(184,056,912)

NET INCREASE IN SHARES	600,000	$37,932,550	50,000	$5,258,475

	Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	675,000	$35,917,470	1,475,000	$73,792,908

Shares redeemed	(525,000)	(28,695,340)	(5,075,000)	(248,162,761)

NET INCREASE (DECREASE) IN SHARES	150,000	$7,222,130	(3,600,000)	$(174,369,853)

	Goldman Sachs MarketBeta® U.S. Equity ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	4,100,000	$387,000,758	8,300,000	$676,352,243

Shares redeemed	(3,200,000)	(302,002,960)	(8,700,000)	(709,679,472)

NET INCREASE (DECREASE) IN SHARES	900,000	$84,997,798	(400,000)	$(33,327,229)

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7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

MarketBeta® Emerging Markets Equity ETF	$ 3,350,579	$13,936,603

MarketBeta® International Equity ETF	14,530,853	15,297,928

MarketBeta® Russell 1000 Growth Equity ETF	45,882,824	45,926,316

MarketBeta® Russell 1000 Value Equity ETF	2,481,515	2,551,378

MarketBeta® U.S. Equity ETF	27,738,468	27,580,173

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

MarketBeta® Emerging Markets Equity ETF	$ —	$3,992,814

MarketBeta® International Equity ETF	73,725,068	86,605,547

MarketBeta® Russell 1000 Growth Equity ETF	63,298,377	25,314,376

MarketBeta® Russell 1000 Value Equity ETF	35,917,942	28,600,972

MarketBeta® U.S. Equity ETF	386,549,933	301,686,425

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. SECURITIES LENDING (continued)

from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2026:

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

MarketBeta® Emerging Markets Equity ETF	$1,137,326	$3,176,320	$(3,491,130)	$822,516

MarketBeta® International Equity ETF	10,762,363	65,913,147	(69,484,655)	7,190,855

MarketBeta® Russell 1000 Growth Equity ETF	91,605	2,631,679	(2,192,038)	531,246

MarketBeta® Russell 1000 Value Equity ETF	155,536	2,509,224	(2,289,888)	374,872

MarketBeta® U.S. Equity ETF	898,115	7,246,293	(8,144,408)	—

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF	MarketBeta® U.S. Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(1,039,059)	$(3,739,218)	$(889,762)	$(4,271,617)	$ (4,050,078)

Perpetual Long-Term	(1,523,204)	(10,479,141)	—	—	(12,096,514)

Total capital loss carryforwards	(2,562,263)	(14,218,359)	(889,762)	(4,271,617)	(16,146,592)

Timing differences — (Late Year Ordinary Loss Deferral and Post-October Capital Loss Deferral and Miscellaneous adjustments)	(680,150)	(4,440,503)	(7,998,871)	(4,169,593)	(13,905,023)

As of February 28, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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9. TAX INFORMATION (continued)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Tax Cost	$83,390,272	$716,024,839	$355,163,644	$ 338,941,508

Gross unrealized gain	58,229,669	300,901,205	57,065,575	96,714,770

Gross unrealized loss	(4,430,626)	(40,757,625)	(16,671,588)	(20,227,252)

Net unrealized gain (loss)	$53,799,043	$260,143,580	$40,393,987	$ 76,487,518

MarketBeta® U.S. Equity ETF

Tax Cost	$ 2,336,935,063

Gross unrealized gain	713,211,808

Gross unrealized loss	(98,790,768)

Net unrealized gain (loss)	$ 614,421,040

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, differences in the tax treatment of partnership investments, passive foreign investment company investments, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Diversification Risk — Each Fund is classified as a “diversified” fund; however, each Fund may become “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds, to the extent its respective Index is non-diversified. Each fund thus may invest a larger percentage of its assets in fewer issuers than diversified funds.

Index Risk — Solactive AG and FTSE Russell (the “Index Providers”) constructs each applicable Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

10. OTHER RISKS (continued)

costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each respective Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Equity ETF and Goldman Sachs MarketBeta® U.S. Equity ETF, and FTSE Russell, the index provider for Goldman Sachs MarketBeta® Russell 1000 Growth ETF and Goldman Sachs MarketBeta® Russell 1000 Value ETF may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX Exchange, Inc. or NYSE Arca, Inc., as applicable, and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

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10. OTHER RISKS (continued)

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Valuation Risk — The sale price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Funds rely on various sources to calculate their respective NAVs. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising from factors such as failures in systems and technology.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740)–Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

105

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MCEQWGETFSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs Municipal Income ETFs Goldman Sachs Dynamic California Municipal Income ETF (GCAL) Goldman Sachs Dynamic New York Municipal Income ETF (GMNY) Goldman Sachs Municipal Income ETF (GMUB) Goldman Sachs Ultra Short Municipal Income ETF (GUMI)

Goldman Sachs Municipal Income ETFs

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.9%

American Samoa - 0.6%
American Samoa Economic Development Authority General RB Series 2025B (Ba3/NR)
$1,000,000	5.250	%(a)	09/01/2045	$1,015,917

California - 86.6%
Airport Commission of The City & County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (Aa3/NR)
515,000	5.250		05/01/2044	563,959
Airport Commission of The City and County of San Francisco International Airport Second Series Refunding RB Series 2020A (AMT) (Aa3/AA-)
130,000	5.000		05/01/2037	140,074
Airport Commission of The City and County of San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (Aa3/NR)
125,000	5.250		05/01/2040	141,930
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series RB Series 2018D (AMT) (Aa3/AA-)
1,000,000	5.000		05/01/2048	1,011,656
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)
1,000,000	0.000	(b)	10/01/2048	602,655
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AG) (A1/AA)
640,000	0.000	(c)	08/01/2036	445,807
Amador Water Agency Revenue Certificates of Participation Series 2024A (A2/NR)
100,000	5.000		06/01/2026	100,128
Antioch Unified School District Contra Costa County California GO Bonds Election of 2024 Series A (AGC) (NR/AA)
100,000	5.000		08/01/2041	110,846
Atwater Wastewater RB Refunding Series 2017 A (AG) (NR/AA)
1,000,000	5.000		05/01/2040	1,020,454
Bakersfield City School District California GO Bonds Election of 2016 2022 Series C (BAM) (Aa3/AA)
120,000	3.000		11/01/2051	91,656
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
500,000	2.180	(d)(e)	04/01/2056	496,504
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
350,000	2.290	(d)(e)	04/01/2056	345,299
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge RB 2019 Series S-8 (A1/AA-)
100,000	3.000		04/01/2054	75,186
Bay Area Toll Authority Series 2026 A (Term Rate) (NR/AA)
500,000	5.000	(d)(f)(g)	04/01/2061	587,361
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
275,000	4.000		09/01/2031	278,441
290,000	4.000		09/01/2032	293,394
300,000	5.000		09/01/2033	306,459
215,000	5.000		09/01/2034	219,615
330,000	5.000		09/01/2035	337,056
Beaumont Public Improvement Authority Local Agency Revenue Refunding Bonds Series 2025 (AG) (NR/AA)
150,000	5.000		09/01/2036	177,564

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Brawley Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series A (NR/A+/SP-1+)
$200,000	0.000	%(c)	08/01/2029	$182,098
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (A2/A)
625,000	5.250		07/01/2054	657,011
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
120,000	5.000	(d)(f)	07/01/2053	127,655
California Community Choice Financing Authority Clean Energy Project RB Series 2024A (A1/NR)
1,345,000	5.000	(d)(f)	05/01/2054	1,467,254
California Community Choice Financing Authority Clean Energy Project RB Series 2024D (Aa1/NR)
300,000	5.000	(d)(f)	02/01/2055	332,132
California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
100,000	5.000	(d)(f)	02/01/2055	109,454
California Community Choice Financing Authority Clean Energy Project RB Series 2026A-1 (A1/NR)
430,000	5.000	(d)(f)	04/01/2056	477,592
California Community Choice Financing Authority Clean Energy Project RB Series 2026B (Green Bonds) (Baa1/NR)
500,000	5.000		03/01/2036	545,426
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
1,050,000	5.000	(d)(f)	02/01/2055	1,153,406
California Community Choice Financing Authority Series 2021B-2 (A1/NR)
170,000	2.330	(d)(e)	02/01/2052	163,305
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB+)
305,000	5.000		06/01/2049	305,544
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
575,000	5.000		08/01/2040	601,384
California Enterprise Development Authority Student Housing RR Bonds for Provident Group - Pomona Properties L.L.C. Project Series 2024A (Baa3/NR)
650,000	5.000		01/15/2039	710,048
California Health Facilities Financing Authority Cedars-Sinai Medical Center Refunding RB Series 2016B (Aa3/NR)
960,000	4.000		08/15/2039	961,482
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
520,000	5.000		12/01/2028	551,948
590,000	5.250		12/01/2041	650,327
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
100,000	5.000		12/01/2036	112,908
California Health Facilities Financing Authority RB Cedars-Sinai Health System Series 2021A (AG-CR) (Aa3/AA)
190,000	3.000		08/15/2051	146,734
California Health Facilities Financing Authority RB Cedars-Sinai Health System Series 2021A (Aa3/AA-)
1,200,000	4.000		08/15/2048	1,148,997

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Health Facilities Financing Authority RB Children’S Hospital of Orange County Series 2024B (NR/AA)
$110,000	5.000	%(d)(f)	11/01/2054	$125,222
California Health Facilities Financing Authority RB Commonspirit Health Series 2020A (A3/A-)
190,000	3.000		04/01/2044	166,549
California Health Facilities Financing Authority RB Commonspirit Health Series 2024A (A3/A-)
100,000	5.000		12/01/2030	112,640
855,000	5.000		12/01/2034	1,009,356
215,000	5.000		12/01/2042	238,908
155,000	5.000		12/01/2044	168,148
500,000	5.250		12/01/2049	534,558
California Health Facilities Financing Authority RB El Camino Hospital Series 2017 (Aa3/AA)
500,000	5.000		02/01/2042	509,801
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
1,000,000	5.000		11/15/2042	1,023,693
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A3/A)
1,000,000	5.000		10/01/2044	1,000,787
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
100,000	5.000	(d)(f)	11/15/2061	112,342
California Health Facilities Financing Authority RB Sutter Health Series 2018A (A1/A+)
125,000	5.000		11/15/2027	131,484
California Health Facilities Financing Authority Refunding RB Adventist Health System West Series 2016A (NR/BBB+)
185,000	4.000		03/01/2039	184,996
California Health Facilities Financing Authority Refunding RB Adventist Health System/West Series 2016A (NR/BBB+)
535,000	3.000		03/01/2039	475,627
California Health Facilities Financing Authority Refunding RB Sutter Health Series 2016B (A1/A+)
345,000	4.000		11/15/2041	345,434
California Health Facilitiess Financing Authority Variable Rate RB Providence St Joseph Health Obligated Group 2009D (A3/A)
210,000	5.000		07/01/2031	238,625
California Housing Finance Agency Limited Obligation Multifamily Housing RB 300 De Haro 2025 Issue P (Aa1/NR)
1,000,000	3.250	(d)(f)	06/01/2055	1,008,160
California Housing Finance Agency Limited Obligation Multifamily Housing RB Sutter Street 2025 Issue D (Aa1/NR)
1,000,000	2.750	(d)(f)	11/01/2029	1,003,184
California Infrastructure & Economic Development Bank RB Series A (A3/A-)
720,000	4.000		05/01/2039	744,408
California Infrastructure and Economic Development Bank RB Bay Area Toll Authority Series 2003 A (FGIC) (#Aa1/AA+)
130,000	5.000	(h)	01/01/2028	137,243
California Infrastructure and Economic Development Bank Refunding RB (A3/A-)
385,000	5.000	(h)	11/01/2026	392,887
California Infrastructure and Economic Development Bank Refunding RB Preforming Arts Center of Los Angeles County Series 2020 (A3/A)
250,000	5.000		12/01/2041	267,582

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Infrastructure and Economic Development Bank Refunding RB Segerstrom Center for The Arts Series 2024 (NR/A-)
$100,000	5.000%		01/01/2032	$114,452
California Infrastructure and Economic Development Bank Revenue Refunding Bonds Segerstrom Center For The Arts Series 2017 (NR/A-)
100,000	5.000		01/01/2028	105,053
California Municipal Finance Authority Claremont Graduate University Refunding RB Series 2020B (NR/NR)
430,000	5.000	(a)	10/01/2034	447,215
California Municipal Finance Authority Community Facilities District No. 2021-13 City of Lincoln - Esplanade At Turkey Creek Special Tax Bonds Series 2025 (NR/NR)
150,000	5.000		09/01/2055	151,466
California Municipal Finance Authority Linxs Apm Project Senior Lien RB Series 2018A (NR/NR)
100,000	5.000		12/31/2034	103,820
California Municipal Finance Authority Linxs Apm Project Senior Lien RB, Series 2018A (NR/NR)
100,000	5.000		06/30/2031	104,415
California Municipal Finance Authority Multifamily Housing RB El Camino Real Multifamily Series 2026 (Aa1/NR)
1,500,000	2.500	(d)(f)	03/01/2046	1,500,767
California Municipal Finance Authority Multifamily Housing RB Montecito Village 2025 Series A (FNMA COLL) (Aa1/NR)
100,000	4.700		07/01/2041	107,111
California Municipal Finance Authority Multifamily Housing RB Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
100,000	3.150	(d)(f)	08/01/2059	100,754
California Municipal Finance Authority Multifamily Housing RB Palmdale Family Apartments 2025 Series A-1 (Aa1/NR)
1,000,000	2.950	(d)(f)	01/01/2056	1,007,662
California Municipal Finance Authority RB Community Health Centers of The Central Coast Inc. Series 2025A (NR/NR)
250,000	5.000		12/01/2032	277,846
250,000	5.000		12/01/2033	280,162
250,000	5.000		12/01/2034	281,801
California Municipal Finance Authority RB Community Health Centers of The Central Coast, Inc. Series 2025A (NR/NR)
250,000	5.000		12/01/2035	282,436
California Municipal Finance Authority RB Emerson College Issue Series 2017B (Baa2/BBB+)
240,000	5.000		01/01/2033	247,134
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (Baa1/BBB+)
1,150,000	5.000		02/01/2035	1,167,355
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
675,000	4.000		07/01/2031	684,328
355,000	4.000		07/01/2051	292,328
250,000	4.000		07/01/2055	200,995
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa2/NR)
225,000	5.000		10/01/2031	235,793
250,000	5.000		10/01/2034	260,064
300,000	5.000		10/01/2037	309,872
300,000	5.000		10/01/2038	309,122

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Municipal Finance Authority Refunding RB PRS-California Obligated Group Projects Series 2024A Tax-Exempt (NR/NR)
$100,000	5.000%		04/01/2044	$106,106
California Municipal Finance Authority Revenue Refunding Bonds Series 2025A (NR/NR)
1,000,000	5.000		10/01/2036	1,101,979
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
500,000	5.000		12/31/2043	508,424
California Municipal Finance Authority Solid Waste Disposal RB Republic Services Inc. Project Series 2021B (NR/A-/A-2) (PUTABLE)
1,000,000	3.250	(d)(f)	07/01/2051	1,000,578
California Municipal Finance Authority Solid Waste Disposal RB Waste Management Inc. Project Series 2020 (NR/A-/A-2) (PUTABLE)
250,000	2.875	(d)(f)	10/01/2045	250,000
California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
300,000	3.375	(d)(f)	09/01/2050	300,947
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/ BB+)
1,000,000	4.000		07/15/2029	1,019,803
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000		06/01/2035	400,444
California Pollution Control Financing Authority RB San Jose Water Company Project Series 2016 (NR/A)
100,000	4.750		11/01/2046	100,094
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
250,000	5.000	(a)	07/01/2037	275,632
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
1,000,000	5.000	(a)	11/21/2045	1,001,295
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
1,090,000	5.000	(a)	07/01/2029	1,132,538
California Public Finance Authority California Tax Increment RB Fontana Jurupa Hills Project 2025A (AG) (NR/AA)
200,000	5.000		09/01/2033	237,611
California Public Finance Authority Health Care Facilities RB Series 2025A (Baa1/NR)
100,000	5.000		11/01/2054	101,725
California Public Finance Authority RB Henry Mayo Newhall Hospital Series 2021A (Fixed Mode) (NR/BBB)
360,000	4.000		10/15/2028	369,316
California Public Finance Authority RB Henry Mayo Newhall Hospital Series 2021B (NR/BBB)
680,000	4.000	(d)(f)	10/15/2051	667,882
California School Finance Authority Charter School RB Classical Academies Project Series 2020A (NR/BBB-)
120,000	3.000	(a)	10/01/2030	118,309

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California School Finance Authority Charter School RB for Envision Education – Obligated Group Series 2024A (NR/ BB+)
$720,000	5.000	%(a)	06/01/2034	$759,420
California School Finance Authority Charter School RB Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,000,000	5.000	(a)	07/01/2042	1,012,310
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
500,000	5.000	(a)	10/01/2040	509,699
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)
240,000	3.000	(a)	10/01/2031	235,371
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
500,000	5.000	(a)	07/01/2040	501,864
California School Finance Authority School Facility RB Value Schools Series 2020A (NR/BBB-)
220,000	3.250	(a)	07/01/2030	218,308
California School Finance Authority School Facility Refunding RB Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
545,000	5.000	(a)	07/01/2040	565,622
California State GO Refunding Bonds 2007 (AG) (Aa2/AA)
1,000,000	5.250		08/01/2032	1,164,829
California Statewide Communities Development Authority Community Facilities District No. 2023-08 San Juan Oaks Improvement Area No. 1 Special Tax Bonds Series 2025 (NR/ NR)
550,000	5.000		09/01/2040	588,256
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000		09/02/2034	932,427
595,000	5.000		09/02/2039	623,835
California Statewide Communities Development Authority Kaiser Permanente RB Series 2004J (NR/AA-) (PUTABLE)
200,000	5.000	(d)(f)	04/01/2036	220,260
California Statewide Communities Development Authority Kaiser Permanente RB Series 2009C Sub-Series C-3 (NR/AA-) (PUTABLE)
125,000	5.000	(d)(f)	04/01/2045	137,662
California Statewide Communities Development Authority RB Adventist Health System West Series 2018A (NR/BBB+)
470,000	3.500		03/01/2038	444,045
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/ BB+)
500,000	5.000	(a)	12/01/2046	500,391
California Statewide Communities Development Authority RB Green Bonds for Marin General Hospital Series 2018A (NR/ BBB)
365,000	5.000		08/01/2028	379,607
California Statewide Communities Development Authority RB John Muir Health Series 2024A (NR/A)
1,000,000	5.000		12/01/2041	1,136,117
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
460,000	5.000		04/01/2030	470,144

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-) – (continued)
$135,000	5.000%		04/01/2031	$137,936
385,000	4.000		04/01/2032	389,142
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB+)
350,000	5.500		12/01/2054	350,488
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
915,000	4.000		09/02/2028	924,779
California Statewide Communities Development Authority Statewide Community Infrastructure Program Series 2025C-2 (NR/BBB-)
215,000	4.250		09/02/2040	216,360
230,000	4.250		09/02/2041	228,101
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/ NR)
975,000	5.000		05/15/2042	986,279
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
50,000	5.000		05/15/2040	50,126
Carlsbad Unified School District San Diego County California Election of 2018 GO Bonds Series B (NR/AA)
215,000	3.000		08/01/2046	176,888
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
1,000,000	4.000		09/01/2041	962,626
City and County of San Francisco Infrastructure and Revitalization Financing District No. 1 Treasure Island Tax Increment RB Series 2025A (NR/NR)
1,200,000	5.000	(a)	09/01/2035	1,305,568
City and County of San Francisco Multifamily Housing RB Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
250,000	3.350	(d)(f)	08/01/2029	254,482
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,275,000	4.000		09/01/2032	1,323,742
City of Glendale California Electric RB 2025 Series (Aa3/NR)
1,250,000	5.000		02/01/2049	1,319,974
1,000,000	5.000		02/01/2055	1,044,695
City of Glendale California Electric RB, 2024 Series (NR/A+)
140,000	5.000		02/01/2039	160,845
City of Indio Community Facilities District No. 2004-3 Terra Lago Improvement Area No. 1 California 2026 Special Tax Refunding Bonds (AG) (NR/AA)
250,000	5.000		09/01/2033	292,689
250,000	5.000		09/01/2034	296,114
250,000	5.000		09/01/2035	298,730
City of Long Beach Marina Revenue Refunding Bonds Series 2025 (NR/A)
100,000	5.000		05/15/2026	100,551
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
750,000	5.000		05/15/2028	792,623

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Newport Beach Assessment District No. 124 Limited Obligation Improvement Bonds 2023 Series A (NR/NR)
$725,000	5.000%		09/02/2043	$765,819
City of Palm Desert Community Facilities District No. 2005-1 University Park California Special Tax Refunding Bonds Series 2021A (NR/NR)
190,000	4.000		09/01/2030	198,101
215,000	4.000		09/01/2033	223,507
250,000	4.000		09/01/2036	256,020
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
155,000	4.000		09/02/2026	155,953
700,000	4.000		09/02/2031	732,783
1,100,000	4.000		09/02/2037	1,117,249
City of Sacramento California Water RB Series 2017 (NR/AA)
1,000,000	5.250		09/01/2047	1,021,410
City of Sacramento Railyards Community Facilities District No. 2018-01 Improvements Special Tax Bonds Series 2022 (NR/ NR)
600,000	5.375	(a)	09/01/2052	604,431
City of San Jose California GO Bonds Disaster Preparedness Public Safety and Infrastructure Series 2025A (Aa1/AA+)
1,000,000	5.000		09/01/2055	1,077,430
City of Tulare California Sewer Revenue Refunding Bonds, Series 2015 (AG) (A1/AA)
870,000	5.000		11/15/2033	871,814
City of Vernon Electric System RB 2021 Series A (Baa1/A-)
100,000	5.000		04/01/2028	104,999
Community Facilities District No. 1997-1 Schools Infrastructure Financing Agency County of Stanislaus State of California Special Tax Bonds Series 2025 (AG) (NR/AA)
150,000	5.000		09/01/2045	163,103
Community Facilities District No. 2020-2 Countryview of The Romoland School District Improvement Area No. 1 Series 2025 Special Tax Bonds (NR/NR)
100,000	5.000		09/01/2040	107,676
Community Facilities District No. 2021-1 of The Temecula Valley Unified School District Special Tax Bonds Series 2024 (NR/ NR)
100,000	5.000		09/01/2049	101,181
Community Facilities District No. 2023-2 Cimarron Ridge of The City of Menifee Improvement Area No. 1 Special Tax Bonds Series 2025A (NR/NR)
260,000	5.000		09/01/2035	282,521
Contra Costa Transportation Authority Sales Tax RB Limited Tax Bonds Refunding Bonds Series 2018B (NR/AAA)
135,000	5.000		03/01/2030	139,202
County of Sacramento Airport System Senior RB Series 2025A (AMT) (A2/A+)
1,000,000	5.000		07/01/2037	1,147,339
County of Sacramento RB Refunding for Airport System Series 2018 C (A2/A+)
1,000,000	5.000		07/01/2039	1,033,907
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
200,000	3.600	(a)	05/01/2047	170,494
Cypress California Elem School District GO School District Bonds 2009A (AG) (A1/AA)
115,000	0.000	(c)	08/01/2032	97,543

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Department of Airports of The City of Los Angeles California Los Angeles International Airport Senior Refunding RB 2018 Series B (Amt) (Aa2/AA)
$100,000	5.000%		05/15/2027	$103,156
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate RB 2021 Series D (NR/NR)
10,000	5.000		05/15/2031	11,237
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
100,000	5.000		05/15/2037	109,314
Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate RB 2018 Series D (AMT) (Aa3/AA-)
260,000	5.000		05/15/2031	280,511
Department of Water and Power of The City of Los Angeles Power System RB 2018 Series D (Aa2/A)
1,260,000	5.000		07/01/2048	1,283,312
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa2/NR)
310,000	5.000		07/01/2028	325,218
Department of Water and Power of The City of Los Angeles Water System RB 2025 Series A (Aa2/NR)
1,000,000	5.000		01/01/2030	1,087,285
Downey Unified School District California Election of 2014 GO Bonds Series C (NR/AA-)
170,000	3.000		08/01/2048	135,937
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
575,000	5.000		09/01/2027	587,819
East Bay Municipal Utility District Alameda and Contra Costa Counties California Wastewater System Revenue Refunding Bonds Series 2015A-2 (Aa1/AAA)
100,000	5.000		06/01/2038	125,268
East Bay Regional Park District 2024 Promissory Notes (Aaa/ AAA)
100,000	4.000		05/01/2043	103,979
East County AWP Joint Powers Authority Tax Exempt Interim Notes Series 2024A Subseries A-1 (NR/NR)
370,000	3.125		09/01/2026	370,505
East Side Union High School District Santa Clara County California 2015 GO Refunding Bonds (Aa3/A+)
400,000	3.750		08/01/2038	400,125
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 1995A (NR/AA+)
105,000	0.000	(c)	01/01/2028	101,193
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
150,000	5.000		06/15/2030	168,195
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
200,000	5.000		06/15/2030	224,261
El Dorado Irrigation District Refunding RB Series 2016C (Aa3/ AA-)
695,000	4.000		03/01/2034	695,387
El Monte City School District Los Angeles California Election of 2008 GO Bonds Series B (A1/A+)
100,000	0.000	(c)	08/01/2039	62,410

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
El Monte Union High School District Los Angeles County California Election of 2018 GO Bonds Series D (Aa3/NR)
$800,000	5.000%		06/01/2041	$926,680
500,000	5.250		06/01/2045	560,735
El Rancho California University School Dist GO School Bonds 2008E (AG) (NR/AA)
130,000	0.000	(c)	08/01/2033	106,225
Elk Grove Finance Authority California Special Tax RB Series 2024 (NR/NR)
200,000	5.000		09/01/2039	215,480
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A+)
100,000	5.000		11/01/2029	107,995
1,655,000	5.000		11/01/2049	1,724,725
Folsom Ranch Financing Authority, Community Facilities District No. 18 Folsom Plan Area-Wide Improvements and Services Special Tax RB Series 2024 (NR/NR)
100,000	5.000		09/01/2028	105,060
Foothill-De Anza California Community College Dist G.O. Bonds Electricity 99 2000 A (NATL) (Aaa/AAA)
110,000	0.000	(c)	08/01/2027	106,823
Fruitvale School District California GO Bonds Election of 2016 Series B (BAM) (NR/AA)
185,000	3.000		08/01/2047	150,275
Gavilan Joint Community College District Santa Clara and San Benito Counties California Election of 2018 GO Bonds Series B (Aa3/AA)
265,000	3.000		08/01/2050	204,957
Glendora California University School District GO School Bonds 2009B (AG) (Aa3/AA)
225,000	0.000	(c)	08/01/2033	184,930
Harbor Department of The City of Los Angeles Refunding RB 2024 Series A-2 (AMT) (Aa2/AA+)
685,000	5.000		08/01/2036	787,068
Imperial Irrigation District Electric System Refunding RB Series 2016B-1 (NR/AA-)
905,000	5.000		11/01/2046	913,065
Improvement Area No. 1 of City of Mountain House Community Facilities District No. 2024-1 Public Facilities and Services California Special Tax Bonds Series 2025 (NR/NR)
500,000	5.000		09/01/2040	532,454
Independent Cities Finance Authority City of Compton California Sales Tax RB Series 2021 (AG) (NR/AA)
150,000	4.000	(a)	06/01/2041	153,874
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AG) (NR/AA)
665,000	4.000	(a)	06/01/2036	687,116
Inglewood Joint Powers Authority Los Angeles County California Lease RB Series 2025 (BAM) (NR/AA)
1,000,000	5.250		08/01/2050	1,080,458
Irvine Facilities Financing Authority Gateway Preserve Land Acquisition Project Lease RB, Series 2023A (NR/AA+)
850,000	5.250		05/01/2048	851,842
Irvine Unified School District Community Facilities District No. 09-1 Special Tax Bonds Series 2017 A (NR/NR)
690,000	5.000		09/01/2042	698,227

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Irvine Unified School District Community Facilities District Number 09-1 Special Tax Bonds Series 2019A (NR/NR)
$215,000	4.000%		09/01/2039	$217,127
Kern California Community College District Election 2016 Go Bonds Facilities Improvment District No 1 C (BAM-TCRS) (Aa2/AA)
130,000	3.000		08/01/2046	107,321
Lake Tahoe Unified School District GO Bonds Election of 2008 Series 2010 (AGM) (A1/AA)
100,000	0.000	(c)	08/01/2031	87,597
Lone Pine Unified School District Inyo County California General Obligation Bonds, Election of 2024 Series 2025 (NR/A+)
250,000	5.500		08/01/2054	265,500
Long Beach Unified School District County of Los Angeles California Election of 2008 GO Bonds Series D-1 (Aa2/AA-)
500,000	0.000	(c)	08/01/2031	402,567
275,000	0.000	(c)	08/01/2032	212,038
Los Angeles California University School District CTFS Partner Co Op 2023 A Green Bond (A1/NR)
50,000	5.000		10/01/2027	52,410
Los Angeles California University School District CTFS Partner Co Op 2023 A Green Bond (NR/NR)
75,000	5.000		10/01/2027	78,736
Los Angeles County Development Authority Multifamily Housing Mortgage RB 2111 Firestone 2023 Series E (HUD SECT 8) (Aa1/NR)
155,000	5.000	(d)(f)	07/01/2043	155,312
Los Angeles County Public Works Financing Authority Lease RB 2024 Series H (NR/AA+)
230,000	5.000		12/01/2028	250,254
Los Angeles County Public Works Financing Authority Lease RB 2025 Series J (NR/AA+)
1,000,000	5.250		12/01/2050	1,091,100
Los Angeles County Public Works Financing Authority Los Angeles County Public Works Financing Authority Lease RB Multiple Capital Projects I 2010 Series B (Aa2/AA+)
2,415,000	7.488		08/01/2033	2,677,569
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (Aa2/AA)
1,000,000	5.000		05/15/2034	1,049,413
Los Angeles Unified School District County of Los Angeles California Election of 2024 GO Bonds US Series A-1 2025 (Aa2/NR)
250,000	5.000		07/01/2037	304,894
Los Angeles Unified School District County of Los Angeles California GO Bonds Series Qrr (Aa2/NR)
640,000	5.000		07/01/2043	730,112
600,000	5.000		07/01/2045	665,089
Menifee Union School District Riverside County California 2020 GO Bonds Series C (AG) (Aa2/AA)
215,000	3.000		08/01/2045	179,761
Menlo Park City School District County of San Mateo 2015 GO Refunding Bonds Capital Appreciation Bonds (Aaa/AAA)
1,000,000	0.000	(c)	07/01/2033	746,261
Merced Union High School District Merced County California GO Refunding Bonds Series 2025 (Aa2/NR)
195,000	5.000		08/01/2036	240,002

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA) (3M USD SOFR + 0.63%)
$50,000	3.346	%(e)	09/01/2037	$49,144
Msr Energy Authority California Gas RB Series 2009A Modesto (NONR/BBB+)
95,000	6.125		11/01/2029	101,064
Municipal Improvement Corporation of Los Angeles Lease RB Series 2020-A (NR/A+)
140,000	5.000		11/01/2026	142,849
Municipal Improvement Corporation of Los Angeles Lease RB Series 2023-A (Aa3/NR)
120,000	5.000		05/01/2028	127,803
Municipal Improvement Corporation of Los Angeles Lease RB Series 2025-A (NR/A+)
1,000,000	5.250		05/01/2050	1,076,621
Municipal Improvement Corporation of Los Angeles Series 2016-B (NR/A+)
110,000	5.000		11/01/2027	112,134
Needles Unified School District San Bernardino County Ca Go Bonds Election of 2008 Series 2011B (AGM) (A1/AA)
815,000	0.000	(b)	08/01/2041	738,201
Orcutt Union School District California Election of 2016 GO Bonds Series B (NR/AA-)
100,000	3.000		08/01/2049	78,818
Oxnard School District Ventura County California 2026 GO Bond Anticipation Notes (NR/A+)
1,500,000	0.000	(c)	02/01/2031	1,310,962
Palomar Health Certificates of Participation Evidencing Proportionate Undivided Ownership Interests of the Holders thereof in Installment Payments to be Paid Series 2022A (AGM) (A1/AA)
100,000	5.250		11/01/2035	108,076
Pomona Unified School District Los Angeles County California GO Bonds 2016 Election Series F (BAM) (Aa3/AA)
130,000	3.000		08/01/2048	103,223
Public Facilities Financing Authority of The City of San Diego Senior Water RB Series 2020A (Aa2/NR)
135,000	3.000		08/01/2049	106,833
Redding Joint Powers Financing Authority Electric System RB 2025 Series A (NR/NR)
1,160,000	5.000		06/01/2055	1,218,793
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax series 2022 (NR/NR)
100,000	5.750		09/01/2052	103,896
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A+)
100,000	0.000	(c)	10/01/2038	64,212
260,000	0.000	(c)	10/01/2042	134,959
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (NR/A)
310,000	4.000		06/01/2037	326,410
410,000	4.000		06/01/2038	431,379
530,000	4.000		06/01/2039	556,851
Riverside Public Financing Authority Lease RB Series 2025A (NR/ AA-)
200,000	5.000		11/01/2034	246,347

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Riverside Unified School District Financing Authority California 2024 Special Tax Refunding RB (BAM) (NR/AA)
$100,000	5.000%		09/01/2035	$121,217
Sacramento City Unified School District 2024 GO Bonds for Election of 2020 Measure H 2024 Series B (AGM) (A1/AA)
100,000	4.000		08/01/2048	97,108
San Bernardino City Unified School District Certificates of Participation 2025 Financing (AG) (NR/AA)
200,000	4.375		10/01/2043	209,803
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
250,000	5.000		07/01/2028	264,488
150,000	4.000		07/01/2046	141,566
945,000	4.000		07/01/2051	859,298
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000	0.000	(c)	07/01/2043	470,343
San Francisco Community College District City and County of San Francisco California Election of 2020 GO Bonds Series B (BAM) (A1/AA)
100,000	5.250		06/15/2049	108,128
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000		09/01/2036	517,890
San Joaquin Hills Transportation Corridor Agency RB Refunding for Junior Lien Toll Road Series 2014B (NR/A-)
100,000	5.250		01/15/2049	100,061
San Leandro Public Financing Authority 2018 Lease RB (NR/AA-)
150,000	5.000		11/01/2043	151,376
San Marcos Unified School District GO Bonds 2010 Election Series B (Aa3/AA-)
2,000,000	0.000	(c)	08/01/2039	1,251,499
San Mateo Union High School District San Mateo County California 2026 General Obligation Refunding Bonds (Forward Delivery) (Aaa/NR)
1,125,000	5.000	(g)	09/01/2032	1,313,229
Santa Paula City of Harvest Community Facilities District Number 1 Improvement Area A Special Tax Bonds Series 2020 (NR/ NR)
600,000	5.000		09/01/2035	632,442
Santa Rita Union Elementary School District School Facilities Improvement District No. 2022-1 Monterey County, California 2025 GO Bond Anticipation Notes (Aa3/NR)
1,500,000	0.000	(c)	08/01/2030	1,331,920
School Facilities Improvement District No.3 of Tracy Unified School District San Joaquin County California GO Bonds 2014 Election, Series 2018 (Aa1/NR)
115,000	3.250		08/01/2032	115,357
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
320,000	4.000		07/01/2026	321,266
Solano California Community College District Election 2012 Go Bonds E (AG-CR) (NR/AA)
375,000	3.500		08/01/2046	337,281
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds Series 2025A (AG) (NR/AA)
1,150,000	5.000		12/01/2042	1,322,092

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-2 (Aa2/NR)
$640,000	5.000	%(d)(f)	07/01/2053	$680,646
State of California GO Bonds Various Purpose General Obligation Refunding Bonds (Aa2/AA-)
100,000	5.000		03/01/2035	110,435
State of California Various Purpose GO Bonds (Aa2/AA-)
1,000,000	7.500		04/01/2034	1,181,486
500,000	5.250		10/01/2039	500,891
State Public Works Board of The State of California Lease RB for Various Capital Projects Series 2023 D (Aa3/A+)
100,000	5.500		11/01/2028	109,265
Successor Agency to The Redevelopment Agency ofThe City and County of San Francisco 2016 Series A Tax Allocation Refunding Bonds (Mission Bay North Redevelopment Project) (NR/A)
790,000	5.000		08/01/2035	797,818
Sunol Glen Unified School District Alameda County California 2026 General Obligation Bond Anticipation Notes (NR/AA)
1,600,000	0.000	(c)	02/01/2031	1,408,567
Tahoe Forest Hospital District Placer and Nevada Counties 2019 GO Refunding Bonds (Aa3/NR)
285,000	3.000		08/01/2042	249,572
Tahoe Forest Hospital District Placer and Nevada Counties California 2015 GO Refunding Bonds (Aa3/NR)
315,000	3.500		08/01/2038	313,598
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements series 2024-A (NR/NR)
100,000	5.000		09/01/2042	106,402
The Regents of The University of California Medical Center Pooled RB Series 2016-L (Tax-Exempt) (Aa3/AA-)
125,000	5.000		05/15/2032	125,740
The Regents of The University of California General RB 2024 Series BS (Aa2/AA)
1,000,000	5.000		05/15/2037	1,173,034
The Regents of The University of California General RB 2025 Series CA (Aa2/AA)
925,000	5.000		05/15/2038	1,091,012
The Regents of The University of California Medical Center Pooled RB 2020 Series O-1 (Aa3/AA-/A-1+)
1,490,000	0.400	(d)(f)	05/15/2045	1,490,000
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
885,000	5.000		06/01/2026	889,925
Tobacco Securitization Authority of Southern California Tobacco Settlement Asset-Backed Refunding Bonds Series 2019 (NR/A-)
500,000	5.000		06/01/2035	536,781
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,210,000	5.000		10/01/2037	1,260,142
Transmission Agency of Northern California California-Oregon Transmission Project Revenue Refunding Bonds 2016 Series A (Aa3/A+)
1,000,000	5.000		05/01/2032	1,004,639

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Trustees of The California State University Systemwide RB Series 2016A (Aa2/AA-)
$125,000	3.125%	11/01/2036	$125,006
1,000,000	5.000	11/01/2041	1,003,276
Trustees of The California State University Systemwide RB Series 2017A (Aa2/AA-)
600,000	5.000	11/01/2047	608,667
Tulare County Transportation Authority Sales Tax RB Limited Tax Bonds Series 2020 (NR/AA)
105,000	4.000	02/01/2034	112,096

Tulare Joint Union High School District 2025 Certificates of Participation Evidencing the Direct, Undivided Fractional Interests of the Owners Thereof in Lease Payments to be made by the Tulare Joint Union High School District to the Local Facilities Fina (AG) (NR/AA)

200,000	5.000	06/01/2035	216,067
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, Series 2016 (NR/AA-)
350,000	5.000	01/01/2046	353,465
Union Elementary School District Santa Clara County Election of 2014 GO Bonds Series A (Aa1/AA+)
195,000	3.125	09/01/2039	191,813
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (Baa3/NR)
250,000	5.000	07/01/2026	251,638
West Hollywood Public Financing Authority 2020 Lease RB Series A (NR/AA+)
315,000	3.000	04/01/2039	310,356
Western Riverside Water and Wastewater Financing Authority Local Agency Revenue Refunding Bonds 2025 Series A (AG) (NR/AA)
200,000	5.000	09/01/2036	243,654

			136,369,498

Guam - 4.9%
A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
100,000	5.000	10/01/2030	108,401
100,000	5.000	10/01/2033	111,950
150,000	5.000	10/01/2035	169,285
A.B. Won Pat International Airport Authority, Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
100,000	5.000	10/01/2037	111,056
125,000	5.000	10/01/2039	136,954
Government of Guam Business Privilege Tax Refunding Bonds, Series 2025G (Baa3/NR)
1,000,000	5.000	01/01/2028	1,038,264
Government of Guam Hotel Occupancy Tax Revenue Refunding Bonds Series 2021A (Baa3/NR)
500,000	5.000	11/01/2028	527,916
Government of Guam Limited Obligation Section 30 Bonds Series 2016A (NR/BB+)
100,000	5.000	12/01/2035	101,121
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000	4.000	01/01/2042	99,580
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A (Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000	5.000	10/01/2034	110,645

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Power Authority Revenue Refunding Bonds 2022 Series A (Baa2/BBB)
$200,000	5.000%		10/01/2031	$219,936
Guam Power Authority Revenue Refunding Bonds, 2022 Series A (Baa2/BBB)
1,000,000	5.000		10/01/2032	1,113,182
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024B (Baa2/A-)
110,000	5.000		07/01/2029	118,009
Guam Waterworks Authority Water and Wastewater System RB Series 2025A (Baa2/A-)
1,570,000	5.000		07/01/2034	1,802,603
500,000	5.250		07/01/2050	519,491
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
255,000	5.000		07/01/2037	262,112
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Baa3/NR)
300,000	5.000		11/01/2027	310,583
450,000	5.000		11/01/2029	483,870
375,000	5.000		11/01/2030	409,822

				7,754,780

Puerto Rico - 5.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
1,000,000	5.000	(a)	07/01/2047	1,002,242
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
111,000	0.000	(c)	07/01/2033	82,189
50,000	4.000		07/01/2033	51,209
1,430,000	4.000		07/01/2037	1,432,955
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
197,000	4.329		07/01/2040	197,408
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
513,000	0.000	(c)	07/01/2027	492,637
1,623,000	0.000	(c)	07/01/2029	1,463,595
146,000	0.000	(c)	07/01/2031	122,903
672,000	0.000	(c)	07/01/2033	522,554
377,000	0.000	(c)	07/01/2046	135,611
2,075,000	0.000	(c)	07/01/2051	545,948
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,141,000	4.329		07/01/2040	1,143,360
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
295,000	5.000		07/01/2058	289,551
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Restructured Bonds Series A-1 (NR/NR)
1,000,000	4.550		07/01/2040	1,006,701

				8,488,863

Virgin Islands - 1.4%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
1,500,000	5.000		10/01/2039	1,590,506

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Matching Fund Special Purpose Securitization Corporation Matching Fund Securitization Bonds Series 2022A (NR/NR)
$100,000	5.000%	10/01/2028	$103,831
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note Series 2025 (NR/A)
250,000	5.000	09/01/2030	272,318
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
150,000	5.000	09/01/2044	162,874

			2,129,529

TOTAL MUNICIPAL BONDS (Cost $150,522,986)			155,758,587

Shares	Dividend Rate		Value

Investment Company - 0.7%(i)

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
1,075,997	3.548%		1,075,997
(Cost $1,075,997)

TOTAL INVESTMENTS - 99.6% (Cost $151,598,983)			$156,834,584

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			685,172

NET ASSETS - 100.0%			$157,519,756

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Zero coupon bond until next reset date.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2026.
(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.
(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(g)	When-issued security.
(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(i)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
FGIC	- Insured by Financial Guaranty Insurance Co.
FNMA	- Insured by Federal National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
LP	- Limited Partnership
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bond
RR	- Revenue Refunding
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
ST	-
INTERCEPT	State Aid Intercept
TCRS	- Transferable Custody Receipts
USD	- United States Dollar

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(9)	06/18/26	$(1,093,781)	$(9,225)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 97.9%

Alabama - 0.4%
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
$125,000	5.000	%(a)(b)	06/01/2049	$136,648

American Samoa - 0.4%
American Samoa Economic Development Authority General RB Series 2025B (Ba3/NR)
125,000	5.250	(c)	09/01/2045	126,990

Guam - 4.2%
A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
100,000	5.000		10/01/2032	110,690
Government of Guam Business Privilege Tax Refunding Bonds, Series 2025G (Baa3/NR)
125,000	5.000		01/01/2028	129,783
Government of Guam Hotel Occupancy Tax Revenue Refunding Bonds Series 2021A (Baa3/NR)
100,000	5.000		11/01/2035	107,565
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000	4.000		01/01/2042	99,580
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A (Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000	5.000		10/01/2034	110,645
Guam Power Authority Revenue Refunding Bonds 2022 Series A (Baa2/BBB)
50,000	5.000		10/01/2031	54,984
Guam Power Authority Revenue Refunding Bonds, 2022 Series A (Baa2/BBB)
100,000	5.000		10/01/2032	111,318
Guam Waterworks Authority Water and Wastewater System RB Series 2025A (Baa2/A-)
350,000	5.000		07/01/2032	393,662
Port Authority of Guam Port RB 2018 Series B Private Activity (AMT) (Baa2/A)
100,000	5.000		07/01/2032	103,818
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Baa3/NR)
50,000	5.000		11/01/2027	51,764
50,000	5.000		11/01/2029	53,763
50,000	5.000		11/01/2030	54,643

				1,382,215

New York - 85.1%
Allegany County Capital Resource Corp. RB for Alfred University Project Series 2024 (NR/BBB+)
200,000	5.250		04/01/2039	218,002
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
55,000	5.000		07/15/2042	55,308
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)
75,000	0.000	(d)	07/15/2046	27,823
Buffalo and Erie County Industrial Land Development Corporation Canisius University Project Tax-Exempt RB Series 2025 (NR/ BBB)
150,000	6.250		05/01/2045	161,613

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
$100,000	4.000%		06/15/2027	$101,046
100,000	4.000		06/15/2028	100,634
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
100,000	5.000	(c)	09/01/2039	103,706
Build NYC Resource Corp. RB Urban Resource Institute Project, Series 2025A (NR/A+)
200,000	4.125		12/01/2035	211,943
Build NYC Resource Corp. Tax-Exempt RB Success Academy Charter Schools Project, Series 2024 (NR/A-)
195,000	5.000		09/01/2035	214,075
Build NYC Resource Corporation RB Riverspring Health Senior Living Inc. Project Series 2026B-4 (NR/NR)
150,000	5.000		12/15/2031	150,384
Build NYC Resource Corporation RB, Manhattan College Project Series 2017 (NR/BBB)
110,000	4.000		08/01/2042	98,003
Build NYC Resource Corporation Tax-Exempt RB Series 2021A (NR/BB+)
200,000	4.000	(c)	11/01/2051	160,165
Build NYC Resource Corporation Tax-Exempt RB Success Academy Charter Schools Project Series 2024 (NR/A-)
100,000	5.000		09/01/2032	111,282
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
145,000	4.000		06/01/2034	147,776
City of Albany Capital Resource Corporation Tax-Exempt RB Albany Medical Center Hospital Project Series 2025A (A2/A)
190,000	5.250		05/01/2044	211,053
City of Beacon New York Public Improvement Serial Bonds Series 2016A (NR/NR)
155,000	3.000		05/15/2033	145,724
City of Syrac Use Industrial Development Agency School Facility RB Syracuse City School District Project Series 2018A (ST AID WITHHLDG) (Aa2/AA)
110,000	5.000		05/01/2030	110,491
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
400,000	5.000		09/01/2037	429,642
City of Yonkers New York GO Serial Bonds 2026A (AG) (A1/AA)
400,000	5.000		02/01/2041	449,241
City School District of The City of Port Jervis Orange County New York Bond Anticipation Notes 2025 (ST AID WITHHLDG) (NR/NR)
200,000	4.000		06/26/2026	201,072
Clifton Fine Central School District New York Bond Anticipation Notes, 2025 (ST AID WITHHLDG) (NR/NR)
300,000	4.000		06/26/2026	301,626
Clinton County Capital Resource Corp. (NR/A+)
100,000	5.000	(c)	07/01/2037	113,561
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aa1/NR)
110,000	5.000	(a)(b)	07/01/2028	113,441

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
County of Monroe Industrial Development Agency School Facility RB for Rochester Schools Modernization Project Series 2018 (ST AID WITHHLDG) (Aa2/AA)
$100,000	5.000%		05/01/2028	$106,437
County of Saratoga New York General Obligations Public Improvement Serial Bonds 2018 (NR/AA+)
250,000	3.250		10/15/2031	250,026
Dormitory Authority of The State of New York State Sales Tax RB, Series 2016A (Aa1/AA+)
350,000	5.000		03/15/2030	355,245
Dormitory Authority of The State of New York State Sales Tax RB, Series 2016A (A2/A)
250,000	5.000		07/01/2035	251,648
Dormitory Authority of The State of New York Icahn School of Medicine at Mount Sinai RB Series 2015A (Baa3/BBB)
135,000	4.000		07/01/2040	134,995
Dormitory Authority of The State of New York Maimonides Medical Center Fha-Insured Mortgage Hospital RB Series 2020 (FHA 241) (Aa1/AA+)
145,000	3.000		08/01/2037	140,315
110,000	3.000		08/01/2039	103,654
Dormitory Authority of The State of New York Memorial Sloan-Kettering Cancer Center RB 2017 Series 1 (Aa3/AA-)
100,000	4.000		07/01/2036	101,282
Dormitory Authority of The State of New York Mount Sinai Obligated Group RB Series 2025 (Baa3/BBB)
200,000	5.000		07/01/2031	220,807
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
200,000	5.250		07/01/2049	206,400
Dormitory Authority of The State of New York New York State Sales Tax RB Series 2016A (Aa1/AA+)
250,000	5.000		03/15/2036	253,115
Dormitory Authority of The State of New York New York University RB Series 2016A (Aa2/AA-)
260,000	5.000		07/01/2036	261,904
Dormitory Authority of The State of New York Northwell Health Obligated Group RB Series 2024A (A3/A-)
120,000	5.250		05/01/2054	124,957
Dormitory Authority of The State of New York Nysarc Inc. RB Series 2026A (Aa2/NR)
200,000	3.200	(a)(b)	05/01/2056	201,890
Dormitory Authority of The State of New York Nyu Hospitals Center RB Series 2016A (A1/A+)
500,000	2.750		07/01/2035	490,918
Dormitory Authority of The State of New York NYU Hospitals Center RB Series 2016A (A1/A+)
50,000	4.000		07/01/2040	50,053
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
150,000	5.250		05/01/2044	158,873
Dormitory Authority of The State of New York Pace University RBy Series 2024A (Baa3/BBB-)
100,000	5.250		05/01/2041	108,892
Dormitory Authority of The State of New York Personal Income Tax RB General Purpose Series 2017B (Aa1/AA+)
140,000	5.000		02/15/2042	143,388

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York Pratt Institute RB Series 2016 (A2/NR)
$300,000	3.000%		07/01/2036	$290,531
Dormitory Authority of The State of New York St. John’s University RB Series 2021A (A3/A-)
325,000	4.000		07/01/2035	343,007
Dormitory Authority of The State of New York St. John’S University RB Series 2021A (A3/A-)
325,000	4.000		07/01/2037	336,613
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2018A (Tax-Exempt) (Aa1/NR)
125,000	5.000		03/15/2035	126,598
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2025A (Aa1/NR)
150,000	5.000		03/15/2048	158,871
Dormitory Authority of the State of New York White Plains Hospital Obligated Group RB Series 2024 (AGC) (A1/AA)
250,000	5.250		10/01/2044	269,685
Dutchess County Local Development Corp. RB Nuvance Health Issue Series 2019B (Baa3/BBB+)
100,000	4.000		07/01/2044	94,763
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
190,000	4.000		08/18/2026	190,866
Hempstead town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
250,000	5.000		07/01/2035	254,939
Long Island Power Authority Electric System General RB Series 2016B (A2/A)
100,000	5.000		09/01/2046	100,580
Long Island Power Authority Electric System General RB Series 2019A (A2/A)
305,000	3.000		09/01/2036	305,002
Long Island Power Authority Electric System General RB, Series 2022B (A2/A)
200,000	5.000	(a)(b)	09/01/2052	205,010
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds Series 2017A (NR/AA)
165,000	5.000		11/15/2036	169,474
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds Subseries 2017B-1 (NR/AA)
100,000	5.000		11/15/2042	102,670
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bonds Series 2016A (NR/AA)
115,000	5.250		11/15/2032	117,258
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds Series 2016B-1 (NR/AA)
100,000	5.000		11/15/2036	101,516
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A2/A)
225,000	5.000		11/15/2037	256,010
Metropolitan Transportation Authority Transportation RB Series 2016C-1 (A2/A)
260,000	5.000		11/15/2032	264,070
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
50,000	5.000		11/15/2038	57,109

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Monroe County Industrial Development Corp. RB for University of Rochester Project Series 2020A (Tax-Exempt) (Aa3/AA-)
$175,000	4.000%		07/01/2050	$163,590
New York City Housing Development Corporation Multi-Family Housing RB 2026 Series B (NON-AMT) (FNMA COLL) (Aa2/AA+)
350,000	3.100	(a)(b)	11/01/2045	352,613
New York City Housing Development Corporation Multi-Family Housing RB 2026 Series B (NON-AMT) (ST AID WITHHLDG) (Aa2/NR)
300,000	5.000	(e)	07/01/2041	345,051
New York City Industrial Development Agency Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AG) (A1/AA)
310,000	5.000		01/01/2027	316,583
New York City Industrial Development Agency Pilot Revenue Refunding Bonds Yankee Stadium Project Series 2020A (Tax-Exempt) (AGM) (A1/AA)
115,000	5.000		03/01/2028	121,034
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
100,000	3.000		01/01/2046	79,723
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
125,000	3.000		03/01/2049	91,870
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AG) (A1/AA)
115,000	3.000		03/01/2036	112,929
200,000	4.000		03/01/2045	196,641
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2021 Series CC (Aa1/AA+)
200,000	5.000		06/15/2032	228,127
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2022 Series Aa Consisting of Fiscal 2022 Subseries AA-1 (Aa1/ AA+)
150,000	3.000		06/15/2051	111,913
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2026 Series BB (Aa1/AA+)
100,000	5.000		06/15/2056	104,826
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal Series 2018-DD (Aa1/AA+)
125,000	5.000		06/15/2040	129,626
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2026 Subseries AA-2 (Aa1/AA+)
250,000	5.000		06/15/2044	278,434
New York City Transitional Finance Authority Building Aid RB Fiscal 2019 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
110,000	5.000		07/15/2045	113,185
New York City Transitional Finance Authority Fiscal 2018 Series S-3 Tax-Exempt Bonds (ST AID WITHHLDG) (Aa2/AA)
245,000	3.625		07/15/2047	216,276

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-Exempt Bonds (Aa1/AAA)
$100,000	5.000%		11/01/2026	$101,955
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2016 Series F (Aa1/ AAA)
345,000	3.000		02/01/2039	315,607
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2025 Series E (Aa1/ AAA)
140,000	5.000		11/01/2046	149,783
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
300,000	5.000	(c)	11/15/2044	300,495
New York Liberty Development Corp. Revenue Refunding Bonds for World Trade Center Project Series 2021A (BAM-TCRS) (NR/AA)
330,000	3.000		11/15/2051	246,468
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
100,000	2.800		09/15/2069	94,278
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A (NR/A+)
290,000	2.750		11/15/2041	239,980
New York St Dorm Auth Revs Non St Supported Debt Bds Memorial Sloan-Kettering Cancer Ctr 2022 1-B (NR/AA-)
100,000	4.000		07/01/2051	93,196
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
300,000	5.000		07/01/2033	315,682
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
185,000	5.000		07/01/2029	189,382
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B2/B)
100,000	5.000		07/01/2035	98,968
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
235,000	3.000		04/01/2048	186,087
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
250,000	2.875	(a)(b)(c)	12/01/2044	243,602
New York State Environmental Facilities Corp. Solid Waste Disposal Refunding RB for Waste Management, Inc. Project Series 2012 (NR/A-/A-2) (PUTABLE)
500,000	3.000	(a)(b)	05/01/2030	500,102
New York State Housing Finance Agency Affordable Housing RB 2026 Series A (Aaa/NR)
320,000	3.550		10/01/2033	320,012
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
100,000	3.450	(a)(b)	06/15/2054	101,861
New York State Thruway Authority General RB Series P (Aa3/A+)
400,000	5.000		01/01/2049	424,372
New York State Twy Authority General RB (BAM-TCRS) (Aa3/ AA)
100,000	3.000		01/01/2051	75,119

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal 2026 Subseries F-3 (Aa1/AAA/A-1)
$200,000	1.950	%(a)(b)	02/01/2056	$200,000
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
100,000	5.000		01/01/2029	103,767
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
535,000	5.000		10/01/2035	567,866
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
200,000	4.000		10/31/2034	204,625
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
250,000	5.000		07/01/2041	250,237
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
180,000	6.000		06/30/2054	188,958
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
250,000	5.000		08/01/2031	250,389
New York Transportation Development Corporation Special Facilities Bonds, Series 2016A (Laguardia Airport Terminal B Redevelopment Project) (AMT) (AGM) (A1/AA)
125,000	4.000		07/01/2035	125,008
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AG) (A1/AA)
100,000	5.000		06/30/2049	101,532
New York Transportation Development Corporation Special Facilities RB, Series 2024 (JFK International Airport New Terminal One Project) (Green Bonds) (Baa3/AA)
100,000	5.250		06/30/2049	101,948
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Special Facility RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000	4.000		12/01/2042	99,149
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Special Facility RB, Series 2020C Tax-Exempt/NON-AMT (Baa1/BBB)
225,000	5.000		12/01/2035	245,672
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AG) (NR/AA)
200,000	4.000		12/01/2034	206,083
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
100,000	4.000		12/01/2049	91,939
Oneida Indian Nation Tax RB Series 2024B (Federally Tax-Exempt) (NR/NR)
250,000	6.000	(c)	09/01/2043	273,325
Onondaga Civic Development Corporation RB Syracuse University Project Series 2025 (Aa3/AA-)
100,000	4.500		12/01/2050	100,186

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Riverhead IDA Economic Job Development Corporation Tax-Exempt Educational Revenue Refunding Bonds Riverhead Charter School Project, Series 2025 (NR/BBB-)
$100,000	5.250%	08/01/2044	$104,533
South Orangetown Central School District Rockland County New York Bond Anticipation Notes 2025 Series B (ST AID WITHHLDG) (NR/NR)
300,000	4.000	08/05/2026	302,148
State of New York Mortgage Agency Mortgage RB Forty-Ninth Series (NON-AMT) (A2/A)
130,000	5.000	07/01/2034	130,966
Suffolk County Water Authority New York Water System RB Series 2016 Refunding (NR/AAA)
175,000	4.000	06/01/2030	175,834
The City of New York GO Bonds Fiscal 2022 Series B and C Tax-Exempt Bonds, Series C (Aa2/AA)
100,000	5.000	08/01/2027	104,117
The City of New York GO Bonds Fiscal 2025 Series A (Aa2/AA)
250,000	5.000	08/01/2037	288,283
The Genesee County Funding Corporation RB Rochester Regional Health Energy Projects Series 2025A (NR/BBB+)
250,000	5.000	12/01/2044	261,579
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Twenty-Sixth Series (Aa3/AA-)
130,000	5.000	10/15/2027	135,147
265,000	5.000	10/15/2041	282,408
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Ninety-Seventh Series (Aa3/AA-)
225,000	5.000	11/15/2041	227,277
The Trust for Cultural Resources of the City of New York Revenue and Refunding Bonds Series 2024A (Aa3/AA-)
100,000	5.000	07/15/2054	105,447
Town of Hempstead Local Development Corporation Education RB Evergreen Charter School Project Series 2022A (NR/BB)
175,000	5.250	06/15/2042	179,996
Town of Hempstead Local Development Corporation RB Series 2017 (A2/A)
430,000	5.000	07/01/2047	434,251
Town of Hempstead Nassau County New York Public Improvement Serial Bonds 2025 Series A (Aaa/NR)
200,000	4.000	06/01/2039	212,186
Town of Niskayuna, New York GO Public Improvement Serial Bonds 2018 (NR/AA+)
175,000	3.625	06/01/2043	175,002
Town of Riverhead New York GO Bond Anticipation Notes 2025 Series B (NR/NR)
200,000	4.000	08/14/2026	201,345
Transportation Infrastructure Properties LLC Trips Obligated Group Build NYC Resource Corporation Senior Airport Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
300,000	5.500	07/01/2055	314,515
Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels) Real Estate Transfer Tax RB, Series 2025A (A1/A+)
205,000	5.000	12/01/2044	224,156
Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels) Sales Tax RB, Series 2024A General RB Subseries 2024A-1 (Aa3/AA-)
210,000	5.000	11/15/2043	232,207

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels General Revenue Bond Series 2016A (Aa3/AA-)
$250,000	5.000%		11/15/2041	$250,656
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2021B (NR/ AA+)
230,000	5.000	(a)(b)	05/15/2050	231,209
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C (NR/ AA+)
100,000	5.250		05/15/2052	104,884
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds Series 2022B (NR/AA+)
100,000	4.000		05/15/2026	100,393
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000	5.250		05/15/2059	105,367
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Sales Tax RB Series 2022A (NR/AA+)
235,000	4.000		05/15/2052	218,728
Tsasc Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds Fiscal 2017 Series A (NR/BBB)
300,000	5.000		06/01/2041	302,069
Utility Debt Securitization Authority Restructuring Bonds Series 2025TE-2 (Aaa/AAA)
350,000	5.000		12/15/2039	415,103
Utility Debt Securitization Authority Restructuring Bonds Series 2025TE-2 (ST AID WITHHLDG) (Aa2/NR)
100,000	4.000		06/15/2033	100,427
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
75,000	5.000		01/01/2027	76,021
Westchester County Local Development Corporation RB for New York Blood Center Project Series 2024 (Baa1/NR)
300,000	5.000		07/01/2035	335,979
Westchester County Local Development Corporation RB Series 2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
100,000	6.000	(c)(e)	12/01/2045	103,286
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
200,000	4.000		10/15/2030	201,408

				28,053,963

Puerto Rico - 6.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
250,000	5.000	(c)	07/01/2047	250,561
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
100,000	5.750		07/01/2031	111,123
49,000	0.000	(d)	07/01/2033	36,282
50,000	4.000		07/01/2033	51,209
200,000	4.000		07/01/2037	200,413
25,000	4.000		07/01/2046	22,571
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AG) (A1/AA) (3M USD SOFR + 0.52%)
45,000	3.148	(f)	07/01/2029	43,945

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
$165,000	4.329%		07/01/2040	$165,341
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
242,000	0.000	(d)	07/01/2027	232,394
309,000	0.000	(d)	07/01/2029	278,651
100,000	0.000	(d)	07/01/2031	84,181
151,000	0.000	(d)	07/01/2033	117,419
75,000	0.000	(d)	07/01/2046	26,978
75,000	0.000	(d)	07/01/2051	19,733
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
232,000	4.329		07/01/2040	232,480
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
167,000	5.000		07/01/2058	163,915

				2,037,196

Virgin Islands - 1.6%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
250,000	5.000		10/01/2039	265,084
Matching Fund Special Purpose Securitization Corporation Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000	5.000		10/01/2028	103,831
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note Series 2025 (NR/A)
150,000	5.000		09/01/2030	163,391

				532,306

TOTAL MUNICIPAL BONDS (Cost $31,440,324)				32,269,318

Shares	Dividend Rate			Value

Investment Company - 1.8%(g)

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
585,909	3.548%			585,909
(Cost $585,909)

TOTAL INVESTMENTS - 99.7% (Cost $32,026,233)				$32,855,227

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				97,947

NET ASSETS - 100.0%				$32,953,174

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2026.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	When-issued security.
(f)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.
(g)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
FHA	- Federal Housing Administration
FNMA	- Insured by Federal National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
MTA	- Metropolitan Transportation Authority
RB	- Revenue Bond
SOFR	- Secured Overnight Financing Rate

Investment Abbreviations: (continued)
ST AID	-
WITHHLDG	State Aid Withholding
TCRS	- Transferable Custody Receipts
USD	- United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(2)	06/18/26	$(243,063)	$(2,064)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.2%

Alabama - 4.3%
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AG) (A1/AA)
$500,000	5.250%		09/01/2038	$582,094
Board of Trustees of The Alabama Community College System Wallace State Community College Hanceville RB Series 2025 (BAM) (A1/AA)
500,000	5.250		11/01/2036	586,381
Jefferson County Alabama Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
100,000	5.250		10/01/2042	110,963
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
125,000	5.000	(a)(b)	06/01/2049	136,648
Southeast Energy Authority A Cooperative District Energy Supply RB Series 2025B (A1/NR)
200,000	5.250	(a)(b)	03/01/2055	214,323
Southeast Energy Authority A Cooperative District Energy Supply RB, Series 2025E (Aa3/NR)
2,000,000	5.000		10/01/2030	2,180,752
Southeast Energy Authority A Cooperative District Energy Supply RB, Series 2025H (A1/NR)
225,000	5.000		11/01/2035	247,228
Southeast Energy Authority Commodity Supply RB Series 2022A-1 (A1/NR)
615,000	5.500	(a)(b)	01/01/2053	669,411
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
900,000	5.000	(a)(b)	05/01/2055	975,318
The Black Belt Energy District Gas Supply RB Series 2021A (Aa1/ NR)
150,000	4.000	(a)(b)	06/01/2051	156,648
The Black Belt Energy Gas District Gas Project RB 2025 Series F (NR/AA-)
250,000	5.000		12/01/2035	275,091
The Black Belt Energy Gas District Gas Project Revenue Refunding Bonds 2025 Series D (Aa3/NR)
700,000	5.000	(a)(b)	12/01/2055	777,774
The Educational Building Authority of The City of Homewood Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
500,000	5.500		10/01/2049	516,133
The Educational Building Authority of The City of Homewood Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
500,000	5.500		10/01/2049	516,133
The Industrial Development Board of The City of Mobile Alabama Pollution Control RB Alabama Power Company Barry Plant Project, Series 2007-A (A1/A) (PUTABLE)
540,000	3.375	(a)(b)	06/01/2034	551,693
The Public Educational Building Authority of Jacksonville Higher Educational Facilities RB for JSU Foundation Project Series 2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
195,000	5.250		08/01/2049	203,768

				8,700,358

Alaska - 0.2%
Alaska Industrial Development and Export Authority Power Revenue Refunding Bonds Series 2015 (Baa2/NR)
500,000	4.000		01/01/2028	500,139

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona - 3.2%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
$2,785,000	4.160	%(b)(c)	01/01/2037	$2,767,136
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa2/BBB)
1,000,000	5.000	(a)(b)	09/01/2052	1,021,303
City of Garden City Kansas Sales Tax Special Obligation RB Sports of The World Star Bond Project Phase II Series 2025 (NR/AA-)
1,000,000	5.000		05/15/2043	1,087,565
City of Glendale Arizona Senior Lien Water and Sewer Revenue and Revenue Refunding Obligations Series 2025 (NR/AA)
100,000	5.000		07/01/2038	117,610
City of Phoenix Civic Improvement Corporation Junior Lien Airport RB Series 2019B (AMT) (Aa3/A+)
125,000	5.000		07/01/2035	133,173
Kayenta Unified School District No. 27 of Navajo County Arizona Impact Aid RB Series 2025 (NR/A+)
440,000	5.000		07/01/2030	468,637
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa2/BBB)
120,000	4.000	(a)(b)	06/01/2049	123,487
The Industrial Development Authority of The County of Maricopa RB Banner Health (NR/AA-)
890,000	4.000		01/01/2041	890,491

				6,609,402

California - 4.0%
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
125,000	5.000	(a)(b)	07/01/2053	132,974
California Community Choice Financing Authority Clean Energy Project RB Series 2026A-1 (A1/NR)
460,000	5.000	(a)(b)	04/01/2056	510,912
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
520,000	5.000	(a)(b)	02/01/2055	571,211
California Health Facilities Financing Authority Providence St. Joseph Health RB Series 2025C (NR/A)
250,000	5.250	(a)(b)	10/01/2050	293,440
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
500,000	5.000		12/01/2028	530,719
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
100,000	5.000	(a)(b)	11/15/2061	112,342
California Health Facilities Financing Authority Refunding RB Adventist Health System West Series 2016A (NR/BBB+)
210,000	4.000		03/01/2039	209,996
California Infrastructure and Economic Development Bank Clean Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
250,000	5.000		10/01/2036	257,026
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
100,000	4.750	(d)	06/01/2044	99,744

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority RB Adventist Health System West Series 2018A (NR/BBB+)
$865,000	3.500%		03/01/2038	$817,232
City and County of San Francisco Multifamily Housing RB Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
125,000	3.350	(a)(b)	08/01/2029	127,241
Department of Airports of The City of Los Angeles California, Los Angeles International Airport Subordinate Revenue and Refunding RB 2025 Series A (Aa3/NR)
100,000	5.000		05/15/2030	110,518
Department of Water and Power of The City of Los Angeles Power System RB 2018 Series D (Aa2/A)
100,000	5.000		07/01/2048	101,850
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series B (Aa2/NR)
250,000	5.000		07/01/2034	294,781
Department of Water and Power of The City of Los Angeles Power System RB, 2024 Series A (Aa2/A)
555,000	5.000		07/01/2028	589,501
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
500,000	5.000		06/15/2030	560,651
El Monte City School District Los Angeles County California 2026 GO Refunding Bonds Forward Delivery (AG) (NR/AA)
500,000	5.000	(e)	08/01/2046	541,119
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A+)
100,000	5.000		11/01/2029	107,995
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.55%)
770,000	3.182	(c)	06/01/2034	757,858
San Diego County Regional Airport Authority Senior Airport RB Series 2025A (Governmental/NON-AMT) Series 2025B (Private Activity/AMT) (Aa3/NR)
500,000	5.000		07/01/2030	553,980
Santa Rita Union Elementary School District School Facilities Improvement District No. 2022-1 Monterey County, California 2025 GO Bond Anticipation Notes (Aa3/NR)
500,000	0.000	(f)	08/01/2030	443,973
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-2 (Aa2/NR)
500,000	5.000	(a)(b)	07/01/2053	531,755

				8,256,818

Colorado - 3.2%
City and County of Denver, Colorado, Airport System Subordinate RB Series 2018A (AMT) (A1/A+)
130,000	5.000		12/01/2043	133,787
Colorado Educational and Cultural Facilities Authority Charter School RB Roosevelt Charter Academy Project Series 2025A (BAM MORAL OBLG) (NR/AA)
250,000	5.000		07/01/2055	254,873
Colorado Health Facilities Authority Hospital RB, Series 2025A (Aa2/AA)
200,000	5.000	(a)(b)	11/15/2060	220,369

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
$95,000	5.000	%(a)(b)	08/01/2049	$95,103
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)
355,000	5.000	(a)(b)	05/15/2062	376,319
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
1,060,000	3.250		08/01/2049	843,847
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
150,000	5.000		11/01/2028	159,742
Colorado Housing and Finance Authority Multifamily Housing RB Albion Apartments Project, Series 2025 (Aa1/NR)
500,000	3.375	(a)(b)	07/01/2044	507,155
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds, Series 2016 (Baa2/ BBB-)
500,000	5.000		12/01/2040	502,865
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
285,000	4.000		12/01/2040	273,715
Independence Water & Sanitation District Special Revenue Refunding and Improvement Bonds Series 2024 (NR/NR)
1,000,000	5.125		12/01/2033	1,055,337
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
290,000	4.000		12/01/2029	300,066
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
500,000	5.875		12/15/2046	530,298
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000	5.000		01/15/2029	757,370
Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AAA)
380,000	5.000		11/01/2046	383,087
Trails at Crowfoot Metropolitan District No. 3 in the Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
100,000	5.000		12/01/2027	104,020

				6,497,953

Connecticut - 0.6%
City of Hartford Connecticut Special Obligation Refunding Bonds State Contract Assistance Series 2025 (Aa2/AA-)
250,000	5.000		07/15/2027	259,868
Town of East Lyme Connecticut GO Bond Anticipation Notes (NR/NR)
1,000,000	4.000		08/06/2026	1,006,077

				1,265,945

Delaware - 0.4%
The Delaware Economic Development Authority Exempt Facility Refunding RB,Nrg Energy Project Series 2020AB (NON-AMT) (Baa3/BBB-) (PUTABLE)
500,000	4.000	(a)(b)	10/01/2040	516,351

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Delaware – (continued)
The Delaware Economic Development Authority Gas Facilities Refunding RB Delmarva Power & Light Company Project 2020, Series A (A2/A)
$250,000	3.600%		01/01/2031	$259,820

				776,171

District of Columbia - 0.6%
District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A (A3/A-)
750,000	5.000	(a)(b)	04/01/2060	867,684
Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds, Series 2025-A (AMT) (Aa3/ AA-)
250,000	5.000		10/01/2030	277,184
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail and Capital Improvement Projects Series 2019B (Baa2/A-)
100,000	4.000		10/01/2035	102,571

				1,247,439

Florida - 9.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AG) (NR/AA)
265,000	3.250		05/01/2036	259,973
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Oak Hammock at The University of Florida, Inc. Project Series 2025B-1 (NR/NR)
735,000	4.000		10/01/2030	737,658
Aventura Isles Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
200,000	5.000		05/01/2027	203,797
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
775,000	4.000		05/01/2040	777,770
Broward County Florida Convention Center Hotel First Tier RB Series 2022 (Aaa/AAA)
200,000	5.000		01/01/2040	219,829
Capital Projects Finance Authority Educational Facilities RB Imagine School At North Port Project (NR/NR)
100,000	6.250	(d)	06/15/2045	102,166
Capital Trust Authority Health Care Facilities Revenue and Revenue Refunding Bonds UF Health Projects Series 2025A (A3/A)
750,000	5.000		12/01/2030	830,507
City of West Palm Beach Utility System RB Series 2017 A (Aa2/ AA+)
1,500,000	5.000		10/01/2042	1,533,355
Corkscrew Farms Community Development District Lee County Florida Special Assessment Bonds Series 2017 (NR/NR)
255,000	5.000	(d)	11/01/2038	268,006
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
525,000	5.000		10/01/2037	546,942
1,000,000	5.000		10/01/2039	1,035,271
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
85,000	5.350		05/01/2044	87,744

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Cypress Creek Reserve Community Development District Polk County Florida Special Assessment Bonds, Series 2025 (NR/ NR)
$150,000	4.750%		05/01/2035	$158,499
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
520,000	4.000		11/01/2040	511,260
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
125,000	5.250		06/01/2044	130,085
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)
425,000	4.000	(d)	12/15/2029	429,297
Florida Development Finance Corporation Healthcare Facilities RB Tampa General Hospital Project Series 2026B Term Mode (NR/A-)
500,000	5.000	(a)(b)	08/01/2056	555,534
Florida Housing Finance Corporation Multifamily Mortgage RB 2026 Series A Capri Place (Aa1/NR)
1,900,000	3.000	(a)(b)	02/01/2044	1,908,118
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 (NR/NR)
170,000	4.500	(d)	05/01/2032	175,490
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aa1/ NR)
115,000	3.250	(a)(b)	09/01/2042	115,381
Housing Finance Authority of Miami-Dade County Florida Multifamily Housing RB Series 2025A (Aa1/NR)
500,000	3.250	(a)(b)	02/01/2044	507,215
Housing Finance Authority of Pinellas County, Florida Multifamily Housing RB Series 2025 (NR/AA+) (PUTABLE)
130,000	3.400	(a)(b)	07/01/2028	131,382
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2026 Assessment Area Two (NR/NR)
100,000	4.000		12/15/2033	100,915
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
150,000	4.125		06/15/2030	152,660
Jacksonville Housing Finance Authority Multifamily Housing RB Series 2025 (Aa1/NR)
125,000	3.400	(a)(b)	07/01/2058	125,793
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
250,000	5.250		10/01/2049	271,037
Kingston One Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
590,000	5.000		05/01/2035	631,198
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
105,000	4.875		05/01/2035	105,033
705,000	4.875		05/01/2045	704,985
Lee County Florida Airport RB Series 2026A-2 (Put Bonds ) (AMT) (A2/NR)
1,000,000	5.000	(a)(b)(e)	10/01/2056	1,100,944

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Liberty Cove Community Development District Special Assessment RB Series 2024 (NR/NR)
$85,000	4.800%		05/01/2031	$86,796
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
100,000	4.550	(d)	05/01/2032	102,591
Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
150,000	5.000		10/01/2038	150,365
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
500,000	5.000		10/01/2040	510,280
Miami-Dade County Expressway Authority Toll System RB, Series 2010 A (A3/A)
500,000	5.000		07/01/2040	500,731
Miami-Dade County Florida Subordinate Special Obligation Bonds Series 2009 (Aa3/A+)
250,000	0.000	(f)	10/01/2031	215,582
Newton Road Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2025 (NR/ NR)
325,000	4.000	(d)	06/15/2030	325,801
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2023A (A2/A+)
100,000	5.000		10/01/2038	111,741
Palm Beach County Florida RB Provident Group - PBAU Properties Ii Llc - Palm Beach Atlantic University Project Senior Series 2025A (NR/NR)
500,000	5.500	(d)	10/01/2045	520,252
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000	4.500	(d)	05/01/2032	102,665
Radiance Community Development District Flagler County Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000	6.200	(d)	05/01/2045	105,393
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (Aa3/NR)
185,000	4.000		07/01/2048	167,738
Seminole County Sales Tax Revenue Refunding Bonds Series 2005B (NATL) (Aa1/AA)
115,000	5.250		10/01/2026	117,105
South Broward Hospital District Refunding RB for South Broward Hospital District Obligated Group Series 2016 (Aa3/AA)
100,000	5.000		05/01/2028	100,428
Southpointe of Manatee County Community Development District Manatee County Florida Special Assessment Bonds Series 2026 Assessment Area One (NR/NR)
100,000	4.000		05/01/2033	100,799
The School Board of Pinellas County Florida Certificates of Participation The School Board of Pinellas County Florida Master Lease Program Series 2021A (A2/NR)
190,000	5.000		07/01/2033	215,105
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000	5.400		05/01/2045	102,588

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
$145,000	5.250%		11/01/2046	$147,180
Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University Inc. Project Series 2025 (Baa1/BBB+)
200,000	5.000		06/01/2034	221,968
West Port East Community Development District Charlotte County Florida Special Assessment Bonds Series 2025 (NR/NR)
265,000	4.850	(d)	05/01/2035	283,882
Westview South Community Development District Counties of Osceola and Polk Florida Special Assessment Bonds Series 2025 (NR/NR)
85,000	4.050	(d)	05/01/2030	85,945
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
490,000	4.250	(d)	06/15/2039	482,638

				19,175,417

Georgia - 1.4%
Development Authority of Monroe County Georgia Pollution Control RB Georgia Power Company Plant Scherer Project Second Series 2009 (A3/A) (PUTABLE)
185,000	3.875	(a)(b)	10/01/2048	185,025
Development Authority of The Unified Government of Athens-Clarke County Georgia University of Georgia Project - Bolton Commons LLC Refunding RB Series 2024 (Aa3/NR)
100,000	3.000		06/15/2039	94,956
Main Street Energy, Inc. Energy Project RB, Series 2025D (A3/ NR)
1,500,000	5.000		12/01/2033	1,638,479
Main Street Natural Gas Inc. Gas Supply RB Series 2023A (A3/ NR)
45,000	5.000	(a)(b)	06/01/2053	48,179
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/ NR)
155,000	5.000	(a)(b)	06/01/2055	170,270
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/ NR)
500,000	5.000	(a)(b)	12/01/2055	545,433
Private Colleges and Universities Authority Emory University RB, Series 2025A (Aa2/AA)
200,000	5.250		09/01/2040	234,458

				2,916,800

Guam - 1.3%
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
250,000	5.250		10/01/2043	265,398
Government of Guam Business Privilege Tax Refunding Bonds Series 2021F Tax-Exempt Forward Delivery (Baa3/NR)
600,000	5.000		01/01/2028	623,261
Government of Guam Business Privilege Tax Refunding Bonds, Series 2025G (Baa3/NR)
500,000	5.000		01/01/2028	519,132
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000	4.000		01/01/2042	99,580
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
375,000	5.000		10/01/2044	396,605

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Power Authority Revenue Refunding Bonds 2022 Series A (Baa2/BBB)
$750,000	5.000%		10/01/2031	$824,761

				2,728,737

Illinois - 11.5%
Board of Education of The City of Chicago Unlimited Tax GO Bonds Dedicated Revenues Series 2012A (BAM-TCRS) (NR/ AA)
500,000	5.000		12/01/2042	503,138
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2017B (NR/ BB+)
500,000	6.750	(d)	12/01/2030	525,493
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/ BB+)
270,000	6.000		12/01/2038	301,544
Chicago Ill GO Bonds 2024A (AG-CR) (A1/AA)
1,000,000	5.000		01/01/2042	1,061,300
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
1,000,000	6.000		04/01/2046	1,013,278
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
105,000	0.000	(f)	12/01/2030	89,254
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/ BB+)
1,830,000	0.000	(f)	12/01/2027	1,729,522
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AG) (NR/AA)
500,000	5.000		12/01/2034	521,858
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
910,000	5.000		01/01/2031	940,447
City of Chicago GO Bonds, Series 2025E (NR/BBB)
280,000	5.500		01/01/2041	306,945
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (AMT) (NR/A+)
135,000	5.000		01/01/2035	137,160
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
1,000,000	5.000		01/01/2037	1,013,802
City of Chicago Multi-Family Housing RB The Ave Sw Project Series 2025 (Aa1/NR)
150,000	3.200	(a)(b)	10/01/2028	151,408
City of Chicago Second Lein Wastewater Transmission RB, Refunding Series 2023B (AG) (NR/AA)
330,000	5.000		01/01/2039	363,713
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
150,000	5.000		01/01/2031	167,495
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
115,000	5.000		11/01/2026	117,064
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
100,000	5.000		03/01/2030	109,351

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Community Consolidated School District Number 65 Cook County Illinois Evanston/Skokie GO Limited Tax School Bonds, Series 2025A (AG) (Aa3/AA)
$400,000	5.000%		12/01/2034	$463,387
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
100,000	5.000		12/15/2041	110,388
Illinois Development Finance Authority Variable Rate RB St. Vincent De Paul Center Project Series 2000A (NR/AA)
350,000	2.850	(a)(b)(e)	11/15/2039	350,375
Illinois Finance Authority Depaul University RB Series 2016 (A1/A)
350,000	5.000		10/01/2041	352,248
Illinois Finance Authority Graduate and Professional Student Loan Program RB Midwestern University Foundation Senior Series 2025A (NR/AAA)
440,000	5.000		07/01/2029	465,277
Illinois Finance Authority Illinois Finance Authority RB Series 2025A-1 (NR/A+)
250,000	5.000	(a)(b)	08/15/2054	269,242
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
450,000	3.000		12/15/2036	443,906
Illinois Finance Authority RB Series 2016A Presbyterian Homes Obligated Group (NR/NR)
1,000,000	5.000		11/01/2027	1,012,555
Illinois Finance Authority RB Series 2017A Northwestern Memorial Healthcare (Aa2/AA+)
600,000	5.000		07/15/2042	615,493
Illinois Finance Authority RB The University of Chicago Series 2024A (Aa2/AA-)
1,675,000	5.250		04/01/2043	1,855,498
Illinois Finance Authority RB, Series 2025B-1 (Tax Exempt Mandatory Paydown Securities (Temps–85Sm)) (The Moorings ofArlington Heights) (NR/NR)
1,000,000	4.100		05/01/2031	1,007,232
Illinois Finance Authority State of Illinois Clean Water Initiative Revolving Fund RB, Series 2020 (NR/AAA)
175,000	4.000		07/01/2038	180,569
Illinois Housing Development Authority Multifamily Housing RB Series 2026 Island Terrace (Aa1/NR)
1,750,000	2.800	(a)(b)	04/01/2029	1,754,099
Illinois State GO Bonds June 2016 (BAM-TCRS) (NR/AA)
435,000	4.000		06/01/2041	428,697
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
350,000	4.000		12/15/2027	357,698
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AG) (A1/AA)
350,000	0.000	(f)	06/15/2044	162,812
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2024 B (NR/A)
100,000	5.000		06/15/2053	100,022
Regional Transportation Authority Ill Go Bds 2004A (AG) (Aa2/ AA)
750,000	5.750		06/01/2034	870,947

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
$140,000	5.000%		01/01/2032	$158,733
School District Number 97 Cook County Illinois Oak Park GO School Bonds Series 2020 (Aa2/NR)
145,000	4.000		01/01/2030	149,341
State of Illinois GO Bonds Series 2019B (A2/A-)
425,000	4.000		11/01/2034	434,248
State of Illinois GO Bonds Series of May 2018A (A2/A-)
450,000	5.000		05/01/2032	471,989
State of Illinois GO Bonds Series of May 2024B (A2/A-)
135,000	5.250		05/01/2043	146,367
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
1,610,000	5.000		11/15/2042	1,740,607
The Industrial Development Authority of The City of Glendale Arizona RB Midwestern University Series 2025 (A2/A-)
500,000	5.000		12/01/2047	512,176

				23,466,678

Indiana - 0.7%
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (A1/A-) (PUTABLE)
100,000	5.000	(a)(b)	12/01/2044	100,637
Indiana Finance Authority Health System RB Series 2025 Indiana University Health Series 202D-1 (Aa2/AA)
250,000	5.000	(a)(b)	10/01/2064	269,890
Indiana Finance Authority RB Series 2016A (NR/A+)
100,000	5.000		03/01/2031	101,211
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
500,000	4.125		05/15/2032	502,159
Indiana Housing and Community Development Authority Multifamily Housing RB Wabash Place Project Series 2025 (Aa1/NR)
375,000	3.125	(a)(b)	02/01/2043	378,162
The Indianapolis Local Public Improvement Bond Bank Bonds Series 2024E (NR/AA-)
100,000	5.000		02/01/2030	110,071

				1,462,130

Kansas - 0.6%
City of Garden City Kansas Sales Tax Special Obligation RB Sports of The World Star Bond Project Phase II Series 2025 (NR/NR)
200,000	4.000	(d)	06/01/2029	200,763
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000		06/01/2036	993,655

				1,194,418

Kentucky - 0.9%
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (NR/NR)
690,000	4.000	(a)(b)	12/01/2050	694,374
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series B (Baa2/NR)
500,000	5.000		12/01/2033	533,157

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series A (A1/NR)
$500,000	5.250	%(a)(b)	06/01/2055	$540,571

				1,768,102

Louisiana - 2.6%
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB Series 2025A (NON-AMT) (A2/A)
100,000	5.250		04/01/2055	103,962
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
1,000,000	4.125		06/01/2039	979,857
Louisiana Housing Corporation Multifamily Housing RB Arbours At Lafayette Phase II Project Series 2024 (FHA 221(D)(4)) (Aa1/NR)
1,000,000	5.000	(a)(b)	04/01/2028	1,023,865
Louisiana Local Government Environmental Facilities and Community Development Authority Entergy Louisiana, LLC Project) Revenue Refunding Bonds Series 2021B (NON-AMT) (A2/A)
120,000	2.500		04/01/2036	107,660
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
500,000	5.250	(a)(b)	12/01/2052	548,651
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
500,000	5.000		05/15/2042	506,252
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt Series 2023A (A2/NR)
400,000	5.000		07/01/2037	451,241
Office Facilities Corporation Lease RB Northwest Louisiana State Office Building Project Series 2025 (AG) (NR/AA)
140,000	5.000		07/01/2038	160,450
Parish of St. James State of Louisiana RB Nustar Logistics, L.P. Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
500,000	3.700	(a)(b)	08/01/2041	514,637
Parish School Board of the Parish of Lafayette State of Louisiana Sales Tax RB, Series 2025 (NR/AA+)
250,000	5.500		04/01/2045	279,784
Pineville School District No. 52 of Rapides Parish Louisiana GO School Bonds Series 2025 (BAM) (NR/AA)
245,000	5.250		03/01/2038	280,151
275,000	5.250		03/01/2039	313,222

				5,269,732

Maine - 0.6%
Maine Health and Higher Educational Facilities Authority RB Northeastern University Issue Series 2024B (A1/NR)
275,000	5.000		10/01/2039	311,454
Maine State Housing Authority Maine Energy Housing and Economic Recovery Fund RB 2021 Series 1 (Aa3/A+)
470,000	5.000		06/15/2036	513,250
Maine State Housing Authority Maine Energy Housing and Economic Recovery Fund RB 2021 Series 1 (Aa3/A+)
455,000	5.000		06/15/2037	493,461

				1,318,165

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland - 1.0%
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
$150,000	3.750%		07/01/2039	$145,632
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
465,000	5.000		11/12/2028	467,624
Maryland Health and Higher Educational Facilities Authority RB Medstar Health Issue Series 2026B-1 and Series 2026B-2 Long-Term Rate (A2/A)
500,000	5.000	(a)(b)	08/15/2056	565,650
Mayor and City Council of Baltimore City of Baltimore Maryland Special Obligation Bonds City-Wide Affordable Housing Program Series 2025 (NR/NR)
825,000	5.000	(d)	06/01/2045	833,640

				2,012,546

Massachusetts - 1.4%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA+)
655,000	3.000		04/01/2044	560,398
Massachusetts Development Finance Agency RB Beth Israel Lahey Health Issue Tax-Exempt Series N 2025 (A3/A)
1,000,000	5.000		07/01/2040	1,126,453
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
250,000	5.000		07/15/2036	306,039
Massachusetts Development Finance Agency RB Wellforce Issue Series C 2020 (AG) (NR/AA)
450,000	5.000		10/01/2034	493,222
Massachusetts Development Finance Authority Variable Rate Demand RB Williams College Issue Series N (2011) (Aa1/ AA+)
375,000	3.300	(a)(b)	07/01/2041	382,703

				2,868,815

Michigan - 2.3%
City of Detroit County of Wayne State of Michigan Unlimited Tax GO Bonds Series 2018 (Baa1/BBB)
200,000	5.000		04/01/2038	206,592
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
1,530,000	5.000		04/01/2030	1,662,439
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
550,000	5.000		04/01/2046	563,083
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds Series 2023A (Tax Exempt) (Baa1/BBB)
100,000	6.000		05/01/2039	116,213
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Second Lien Bonds Series 2025B (A1/A+)
500,000	5.000		07/01/2031	568,694
Great Lakes Water Authority Water Supply System Revenue Refunding Second Lien Bonds Series 2025B (A1/A+)
500,000	5.000		07/01/2031	568,694
Lansing Board of Water and Light City of Lansing Michigan Utility System Revenue Refunding Bonds Series 2026A Mandatory Put Bonds (Aa3/AA-)
500,000	5.000	(a)(b)	07/01/2051	556,041
Michigan Finance Authority Revenue Hospital Bonds Trinity Health Credit Group 2013MI-5 (Aa3/AA-)
265,000	4.000		12/01/2040	266,394

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
The Economic Development Corporation of The City of Kalamazoo Limited Obligation RB Friendship Village of Kalamazoo Project Series 2026B-3 Tax Exempt Mandatory Paydown Securities Temps – 50Sm (NR/NR)
$225,000	3.900	%(d)	08/15/2031	$225,769

				4,733,919

Minnesota - 0.6%
Housing and Redevelopment Authority of The City of Saint Paul Minnesota Charter School Lease Revenue and Refunding Bonds Series 2025 Nova Classical Academy Project (NR/BB+)
425,000	5.500		09/01/2055	425,157
Independent School District No. 709 Duluth St. Louis County Minnesota GO Capital Appreciation Facilities Maintenance Bonds Series 2025A (SD CRED PROG) (Aa1/NR)
855,000	0.000	(f)	02/01/2032	724,181
Minneapolis St. Paul Metropolitan Airports Commisson Subordinate Airport RB Series 2024B (AMT) (NR/A+)
100,000	5.000		01/01/2039	110,878

				1,260,216

Mississippi - 0.4%
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Corportation Chervron U.S.A. Inc. Project Series 2009 A (Aa2/AA-/A-1+)
215,000	1.000	(a)(b)	12/01/2030	215,000
Warren County, Mississippi Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2018 (NON-AMT) (NR/BBB)
500,000	4.000		09/01/2032	528,765

				743,765

Missouri - 1.7%
Board of Municipal Utilities of The City of Sikeston Missouri Lessee Certificates of Participation Series 2026 (NR/BBB+)
155,000	5.000	(e)	09/01/2040	169,015
City of Kansas City Missouri Sanitary Sewer System Refunding RB Series 2021B (Aa2/AA)
790,000	3.000		01/01/2036	794,609
Health And Educational Facilities Authority of The State of Missouri Health Facilities RB, (Coxhealth) Series 2025B (A2/ NR)
550,000	5.000		11/15/2041	614,173
Phelps County Missouri Hospital RB Phelps Health Series 2025 (NR/BBB+)
1,000,000	5.750		12/01/2045	1,094,618
State Environmental Improvement and Energy Resources Authority of The State of Missouri Environmental Improvement RB Kansas City Power & Light Company Project, Series 2008 (Baa1/A-) (PUTABLE)
500,000	4.050	(a)(b)	05/01/2038	515,731
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
200,000	5.000	(d)	06/01/2054	196,469

				3,384,615

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
$500,000	5.000	%(a)(b)	08/01/2055	$545,135

Nevada - 0.4%
Las Vegas Convention and Visitors Authority Nevada RB Series 2018C (Aa3/AA-)
750,000	5.000		07/01/2037	788,101

New Hampshire - 0.6%
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
1,000,000	4.000		12/01/2028	1,025,018
National Finance Authority RB for Presbyterian Senior Living Project Series 2023A (NR/NR)
250,000	5.250		07/01/2048	254,547

				1,279,565

New Jersey - 1.6%
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
410,000	5.000		10/01/2047	410,675
New Jersey Educational Facilities Authority Princeton University RB, 2025 Series A-2 (Aaa/AAA)
200,000	5.000	(a)(b)	07/01/2064	239,072
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
3,500,000	0.000	(f)	12/15/2039	2,125,133
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A1/A)
100,000	4.000		06/15/2035	105,430
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A1/A)
150,000	4.000		06/15/2041	152,949
New Jersey Turnpike Authority Turnpike RB Series 2025 A (A1/ AA-)
200,000	5.000		01/01/2043	224,290

				3,257,549

New York - 7.5%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A1/AA)
705,000	3.000		07/15/2043	579,999
Brooklyn Arena Local Development Corporation Pilot Revenue Refunding Bonds, Series 2016A (AG) (A1/AA)
200,000	4.000		07/15/2029	202,170
Buffalo and Erie County Industrial Land Development Corporation Canisius University Project Tax-Exempt RB Series 2025 (NR/ BBB)
550,000	6.250		05/01/2045	592,582
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
100,000	5.000		09/01/2037	107,410
Dormitory Authority of The State of New York State Sales Tax RB Series 2017A (Aa1/AA+)
1,000,000	5.000		03/15/2039	1,024,215

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Long Island Power Authority Electric System General RB Series 2016B (A2/A)
$580,000	5.000%		09/01/2046	$583,362
Long Island Power Authority Electric System General RB, Series 2022B (A2/A)
1,000,000	5.000	(a)(b)	09/01/2052	1,025,052
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (BAM) (A2/AA)
100,000	4.000		11/15/2048	93,929
New York City Housing Development Corporation Multi-Family Housing RB 2026 Series B (NON-AMT) (FNMA COLL) (Aa2/AA+)
1,000,000	3.100	(a)(b)	11/01/2045	1,007,467
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AG) (A1/AA)
270,000	3.000		01/01/2046	215,252
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2013 Series C Subseries C-4 Tax-Exempt Subordinate Bonds Adjustable Rate Bonds (Aa1/ AAA/A-1+)
410,000	0.900	(a)(b)	11/01/2036	410,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2026 Series F Subseries F-1 Tax-Exempt Bonds (Aa1/AAA)
250,000	5.000		02/01/2040	286,970
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds(Adjustable Rate Bonds) Fiscal 2019 Subseries B-4 (Aa1/AAA/A-1+)
260,000	0.900	(a)(b)	08/01/2042	260,000
New York City Transitional Finance Authority New York Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018, Subseries C-3 (Aa1/AAA)
1,000,000	5.000		05/01/2040	1,044,338
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
1,000,000	5.000	(d)	11/15/2044	1,001,649
New York State Energy Research and Development Authority Pollution Control RB Rochester Gas and Electric Corporation Project 1997 Series A (Baa1/A-)
500,000	3.800		08/01/2032	524,473
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000	4.250	(a)(b)(d)	09/01/2050	255,419
New York State Housing Finance Agency Affordable Housing RB 2026 Series A (Aaa/NR)
500,000	3.550		10/01/2033	500,018
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
1,150,000	5.000		10/01/2035	1,220,647
175,000	5.000		10/01/2040	181,197
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
600,000	5.000		12/01/2036	640,488
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
100,000	5.000		08/01/2031	100,156

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corporation Special Facilities RB Series 2025 (AMT) (Baa3/AA)
$500,000	6.000%		06/30/2044	$560,445
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Special Facility RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000	4.000		12/01/2042	99,149
Onondaga Civic Development Corporation RB Syracuse University Project Series 2025 (Aa3/AA-)
150,000	5.000		12/01/2032	175,749
Port Authority of New York Consolidated Bonds 227th Series (Aa3/ AA-)
1,500,000	3.000		10/01/2027	1,511,788
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2 (Aa2/AA/A-1+)
265,000	0.900	(a)(b)	03/01/2040	265,000
The City of New York GO Bonds Fiscal 2024 Series D Fiscal 2024 (Aa2/AA)
500,000	5.000		04/01/2050	520,003
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels General RB Series 2017A (Aa3/AA-)
175,000	5.000		11/15/2047	177,470
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
100,000	5.000		03/01/2028	105,750

				15,272,147

North Carolina - 2.0%
Inlivian Multifamily Housing RB Central at Old Concord Series 2025 (Aa1/NR)
500,000	3.300	(a)(b)	11/10/2043	507,494
North Carolina Capital Facilities Finance Agency Revenue Refunding Bonds Duke University Project Series 2016B (Aa1/ AA+)
1,000,000	5.000		10/01/2044	1,009,025
North Carolina Medical Care Commission Health Care Facilities First Mortgage RB Lutheran Services for The Aging Series 2021A (NR/NR)
245,000	5.000		03/01/2026	245,000
North Carolina Medical Care Commission Health Care Facilities RB Duke University Health System, Series 2025B (Aa3/AA-)
350,000	5.000	(a)(b)	06/01/2055	382,482

North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Deerfield Episcopal Retirement Community Project Tax-Exempt Mandatory Paydown Securities (Temps-50Sm) Series 2026B-4 (NR/NR)

1,000,000	3.200		11/01/2030	1,005,171
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AG) (NR/AA)
1,075,000	3.000		01/01/2042	930,524

				4,079,696

North Dakota - 0.1%
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa3/NR)
225,000	5.000		12/01/2026	228,119

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio - 1.6%
City of Norwood, Ohio Special Obligation Revenue Refunding Bonds Series 2025 (NR/NR)
$115,000	4.375%		12/01/2030	$117,176
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba2/BB+)
280,000	5.375		09/15/2027	280,572
Columbus-Franklin County Finance Authority Multifamily Housing RB Westerville Crossing Apartments Series 2024B (Aa1/NR)
100,000	5.000	(a)(b)	12/01/2028	103,794
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (Baa2/BBB) (PUTABLE)
500,000	4.000	(a)(b)	09/01/2030	508,270
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
500,000	4.250	(a)(b)	11/01/2040	509,360
Ohio Air Quality Development Authority State of Ohio Air Quality Revenue Refunding Bonds Ohio Valley Electric Corporation Project Series 2026B (Baa3/NR)
250,000	4.350		06/30/2040	254,616
Ohio Housing Finance Agency Multifamily Housing RB (Community Pendleton Project), Series 2025 (Aa1/NR)
125,000	3.400	(a)(b)	07/01/2042	125,926
Ohio Housing Finance Agency Multifamily Housing RB at Main Series 2025 (Aa1/NR)
215,000	3.700	(a)(b)	11/01/2047	217,806
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A3/A)
315,000	3.000		01/15/2045	253,554
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa3/NR)
740,000	5.000		05/01/2042	770,725
State of Ohio Ohio Higher Educational Facility Commission State of Ohio Higher Educational Facility RB (Baa3/NR)
150,000	5.000		05/01/2039	159,627

				3,301,426

Oklahoma - 1.3%
Muskogee County Public Safety Authority Capital Improvement RB Series 2025 (NR/A+)
230,000	4.000		12/01/2034	236,173
500,000	4.000		12/01/2035	511,207
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/ BBB-)
500,000	5.000		09/01/2032	539,838
Oklahoma Housing Finance Agency Collateralized RB Astoria Creek Project Series 2025 (Aa1/NR)
500,000	3.150	(a)(b)	07/01/2044	502,356
Oklahoma Housing Finance Agency Collateralized RB The Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
300,000	3.400	(a)(b)	07/01/2028	303,189
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
250,000	6.250		12/01/2035	294,133

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
$100,000	5.500%		12/01/2035	$100,249
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
100,000	6.500		05/01/2035	103,493

				2,590,638

Oregon - 1.2%
City of Forest Grove Oregon Campus Improvement Revenue Refunding Bonds Pacific University Series 2022A Forward Delivery (NR/BBB)
175,000	5.000		05/01/2033	186,225
City of Redmond Oregon Full Faith and Credit Bonds Series 2025A Airport Expansion Projects (AMT) (Aa2/NR)
250,000	5.000		06/01/2035	288,699
Lincoln County School District Lincoln and Lane Counties Oregon GO Bonds, Series 2025 (SCH BD GTY) (Aa1/NR)
650,000	0.000	(g)	06/15/2027	661,801
Oregon Housing And Community Services Department Housing Development RB Verde Pines Project 2025 Series O (Aa1/NR)
1,000,000	3.100	(a)(b)	12/01/2059	1,005,038
The Port of Portland Oregon Portland International Airport RB Series Twenty-Eight (AMT) (NR/AA-)
220,000	5.000		07/01/2030	242,797

				2,384,560

Pennsylvania - 7.8%
Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Retirement Communities RB Series 2016 (NR/NR)
100,000	5.000		11/15/2033	101,326
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
575,000	4.000		04/01/2044	549,236
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds Series of 2024 (ST AID WITHHLDG) (Aa2/NR)
1,125,000	5.000		08/01/2043	1,247,207
Borough of Punxsutawney Jefferson County Pennsylvania GO Bonds Series B of 2025 (Tax Exempt) (AG) (Baa2/AA)
1,000,000	5.125		12/01/2050	1,020,297
Cheltenham Township IDA Arcadia University RB Series of 2024 (NR/BBB-)
330,000	5.750		04/01/2054	323,459
Chester County Health and Education Facilities Authority RB Series 2025 (NR/NR)
500,000	5.125		06/01/2046	515,893
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa3/BBB+)
25,000	4.000		05/01/2036	24,341
City of Yonkers New York GO Serial Bonds 2026A (Baa3/NR)
525,000	5.000		05/01/2027	537,205
Coatesville Area School District Chester County Pennsylvania GO Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
250,000	5.250		11/15/2042	276,342

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Bonds First Series of 2024 Bid Group B (Aa2/A+)
$100,000	4.000%		08/15/2044	$100,437
Cumberland County Municipal Authority RB Messiah Village Project Series A of 2026 (NR/NR)
395,000	5.000		06/01/2027	404,320
415,000	5.000		06/01/2028	432,160
Delaware County Authority Commonwealth of Pennsylvania Haverford College RB Series 2017A (NR/AA-)
500,000	5.000		10/01/2042	507,025
Montgomery County Higher Education And Health Authority Thomas Jefferson University RB,Series 2019 (A3/A)
500,000	5.000		09/01/2027	519,160
Montgomery County Higher Education and Health Authority, (Commonwealth of Pennsylvania) Arcadia University RB, Series of 2015 (NR/BBB-)
350,000	5.000		04/01/2030	350,138
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
205,000	4.100	(a)(b)	04/01/2053	210,306
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
790,000	4.100		06/01/2029	829,107
Montgomery County Industrial Development Authority Montgomery County Pennsylvania Germantown Academy Project School RB Series 2021A Tax Exempt (NR/A-)
450,000	4.000		10/01/2036	450,027
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/A-)
450,000	4.000		10/01/2041	425,288
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (Aa3/ A+)
275,000	3.000		04/01/2039	258,779
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2019A (NR/A-/A-2)
600,000	3.875	(a)(b)	08/01/2038	601,926
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2025A (A2/A)
200,000	5.000	(a)(b)	03/15/2060	215,760
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
1,670,000	5.250		12/01/2044	1,747,974
Pennsylvania Turnpike Commission Turnpike Subordinate RB, Series A of 2019 (A2/NR)
500,000	5.000		12/01/2044	523,560
Philadelphia Authority For Industrial Development Pennsylvania Healthcare Facility RB Series 2025A Greater Philadelphia Health Action Incorporated Project (NR/NR)
125,000	5.000		06/01/2040	129,273
Philadelphia Authority for Industrial Development RB for Mast Community Charter School II Series 2020 A (NR/BBB)
440,000	5.000		08/01/2030	457,640
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
80,000	5.000		07/01/2034	81,235

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Scranton-Lackawanna Health and Welfare Authority The University of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
$455,000	5.000%		11/01/2026	$461,743
700,000	5.000		11/01/2035	812,019
The City of Philadelphia GO Bonds Series 2025C (Tax-Exempt) (A1/A+)
445,000	5.000		08/01/2032	512,640
The City of Philadelphia Pennsylvania GO Bonds Series 2025A (Tax-Exempt) (A1/A+)
250,000	5.000		08/01/2042	282,359
Wilson School District (Berks CountyPennsylvania) GO Notes Series D of 2025 (Tax-Exempt) (ST AID WITHHLDG) (NR/ AA)
1,000,000	5.000		05/15/2041	1,104,247

				16,012,429

Puerto Rico - 3.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
1,000,000	5.000	(d)	07/01/2047	1,002,242
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
100,000	5.750		07/01/2031	111,123
250,000	0.000	(f)	07/01/2033	185,111
109,000	4.000		07/01/2033	111,635
102,000	4.000		07/01/2046	92,091
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AG) (A1/AA) (3M USD SOFR + 0.52%)
200,000	3.148	(c)	07/01/2029	195,309
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds Cofina, 2019 A-2A (NR/NR)
150,000	4.550		07/01/2040	151,005
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
167,000	4.550		07/01/2040	168,119
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
366,000	4.329		07/01/2040	366,757
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
725,000	0.000	(f)	07/01/2027	696,222
723,000	0.000	(f)	07/01/2029	651,990
400,000	0.000	(f)	07/01/2031	336,722
901,000	0.000	(f)	07/01/2046	324,099
334,000	0.000	(f)	07/01/2051	87,878
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,674,000	4.329		07/01/2040	1,677,462
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
100,000	5.000		07/01/2058	98,153

				6,255,918

Rhode Island - 0.9%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AG) (A1/AA)
100,000	5.250		09/15/2042	111,578

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corporation Hospital Financing RB Brown University Health Obligated Group Issue Series 2026B Fixed Rate Mode (NR/BBB+)
$500,000	5.000%		05/15/2031	$554,276
Rhode Island Health And Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series 2016 (NR/BBB+)
615,000	5.000		05/15/2039	618,421
Rhode Island Health and Educational Building Corporation State Appropriation-Backed RB Central Falls Public School Projects Series 2025 (Aa3/AA-)
210,000	5.000		05/15/2036	244,875
Rhode Island Health And Educational Building Corporation Student Housing RB Prg - Ri Properties LLC Senior Series 2025A (AG) (NR/AA)
300,000	5.000		07/01/2033	334,870

				1,864,020

South Carolina - 0.4%
South Carolina Jobs-Economic Development Authority Healthcare RB Beaufort Memorial Hospital & South of Broad Healthcare Project Series 2024 (NR/BB)
100,000	5.000		11/15/2030	106,984
South Carolina Public Service Authority Revenue Refunding Obligations Santee Cooper Consisting of Series 2024-B (Tax-Exempt) (A3/A-)
100,000	4.125		12/01/2044	100,327
South Carolina State Housing Finance And Development Authority Multifamily Housing RB Oak Grove Apartments Series 2025 (Aa1/NR)
600,000	3.150	(a)(b)	11/01/2043	605,553

				812,864

Tennessee - 0.9%
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2026D (NR/AA-)
625,000	5.000		07/01/2029	676,957
500,000	5.000		07/01/2040	560,178
The Health Educational and Housing Facility Board of The County of Shelby Tennessee RB Methodist Le Bonheur Healthcare 2025A (AG) (A1/AA)
500,000	5.000		06/01/2035	573,493

				1,810,628

Texas - 11.4%
Arlington Higher Education Finance Corporation Education RB Riverwalk Education Foundation Inc. Series 2022 (PSF-GTD) (NR/AAA)
100,000	5.000		08/15/2027	103,704
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B (FNMA COLL) (Aa1/NR)
100,000	5.000	(a)(b)	09/01/2028	103,518
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A2/A+)
750,000	5.000		01/01/2036	809,159
Cities of Dallas and Fort Worth Texas Dallas Fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2025A-2 (A1/AA-)
1,000,000	5.000	(a)(b)	11/01/2050	1,121,066

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Garland Texas Dallas Collin and Rockwall Counties Electric Utility System Revenue Refunding Bonds Series 2026 (AG) (A1/AA)
$275,000	5.000%		03/01/2040	$314,637
375,000	5.000		03/01/2041	425,270
City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR)
205,000	4.000	(d)	09/01/2051	172,380
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (BAM) (NR/AA)
100,000	5.000		09/01/2028	105,548
City of Dallas TexasDallas Denton Collin and Rockwall Counties Waterworks and Sewer System Revenue Refunding Bonds Taxable Series 2016A/ 2016B (NR/AAA)
500,000	5.000		10/01/2041	504,714
City of Dayton Texas A Municipal Corporation of The State of Texas Located in Liberty County Special Assessment RB Series 2025 (NR/NR)
441,000	5.250	(d)	09/01/2045	447,245
City of Galveston Wharves and Terminal First Lien RB Series 2024A (NR/A)
630,000	5.500		08/01/2044	671,792
City of Garland Texas Dallas Collin and Rockwall Counties Water and Sewer System Revenue Refunding Bonds Series 2025 (NR/AA-)
250,000	5.000		03/01/2042	277,544
City of Gunter Texas A Municipal Corp. of The State of Texas Located In Grayson County Special Assessment RB Series 2025 (NR/NR)
100,000	4.500	(d)	09/15/2032	102,210
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2020A (AMT) (A1/A+)
405,000	4.000		07/01/2047	368,282
City of Houston Texas Subordinate Lien RB Consisting of: Airport System Subordinate Lien Revenue and Refunding Bonds Series 2025A (AMT) (NR/A+)
1,000,000	5.250		07/01/2038	1,154,764
City of Justin Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB, Series 2025 (NR/NR)
368,000	4.250	(d)	09/01/2032	375,413
City of Lowry Crossing Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB Series 2025 (NR/NR)
409,000	5.250	(d)	09/15/2045	414,398
City of San Antonio Texas Electric and Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2026A (Aa3/ A+)
500,000	3.150	(a)(b)	02/01/2055	508,157
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
60,000	5.000		08/15/2039	66,170
Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds Idea Public Schools, Series 2025 (PSF-GTD) (NR/AAA)
200,000	5.000		08/15/2040	223,285

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation Texas Variable Rate Education RB International Leadership of Texas Inc, Series 2025B (PSF-GTD) (Aaa/NR)
$250,000	4.000	%(a)(b)	02/15/2055	$263,785
Crandall Economic Development Corporation Kaufman County Sales Tax RB Series 2025 (BAM) (NR/AA)
275,000	5.000		08/15/2040	294,591
El Paso County Hospital District El Paso County Texas GO Bonds, Series 2025 (AG) (NR/AA)
500,000	5.000		02/15/2030	546,894
El Paso County Hospital District El Paso County Texas GO Refunding Bonds Series 2024 (AG) (NR/AA)
420,000	5.000		08/15/2042	458,524
El Paso Independent School District El Paso County Texas Unlimited Tax Refunding Bonds Series 2026A Forward Delivery (PSF-GTD) (Aaa/NR)
1,000,000	5.000	(e)	08/15/2041	1,114,266
Gulfgate Redevelopment Authority Texas Tax Increment Contract Revenue and Refunding Bonds Series 2020 (AG) (NR/AA)
650,000	4.000		09/01/2034	674,729
580,000	4.000		09/01/2036	598,717
Hidalgo County Texas Certificates of Obligation Series 2025 (Aa2/ AA-)
755,000	5.000		08/15/2037	873,574
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
200,000	5.000		07/15/2027	204,350
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
125,000	5.000	(a)(b)	02/01/2044	133,060
LA Feria Independent School District A Political Subdivision of The State of Texas Located In Cameron County Texas Unlimited Tax School Building Bonds, Series 2025 (PSF-GTD) (Aaa/NR)
400,000	5.000		02/15/2045	429,003
Lower Colorado River Authority Refunding RB, Series 2025B (A2/A)
500,000	5.000	(a)(b)	05/15/2045	562,860
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
250,000	4.250		05/01/2030	263,550
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AG) (A1/AA)
250,000	5.000		04/01/2046	250,033
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Westminster Project Series 2025 (NR/ NR)
100,000	5.000		11/01/2031	109,256
North Texas Higher Education AuthorityInc. Tax-Exempt Education Loan RB,Senior Series 2025A (AMT) (NR/AA)
1,150,000	5.000		06/01/2033	1,252,483
Nueces River Authority Water Supply Facilities Revenue Refunding Bonds for City of Corpus Christi Lake Texana Project Series 2015 (NR/AA-)
100,000	5.000		07/15/2026	100,192

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Princeton Independent School District Collin County Texas Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (Aaa/NR)
$500,000	5.000%		02/15/2040	$568,428
Sinton Independent School District Texas Fixed Rate and Variable Rate Unlimited Tax School Building Bonds, Series 2022 (PSF-GTD) (NR/AAA)
680,000	4.000	(a)(b)	08/15/2049	684,903
Socorro Independent School District Unlimited Tax Refunding Bonds Series 2017B (PSF-GTD) (Aaa/NR)
120,000	5.000		08/15/2027	124,865
Tarrant County Cultural Education Facilities Finance Corporation Hospital RB Baylor Scott & White Health Project Series 2026E (Aa2/AA-)
500,000	5.000		11/15/2029	548,162
500,000	5.000		11/15/2041	569,215
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System RB Series 2025B (Aa2/AA)
505,000	5.000	(a)(b)	11/15/2064	546,574
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System RB Series 2025C (Aa2/AA)
500,000	5.000	(a)(b)	11/15/2064	564,993
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A) (3M USD SOFR + 0.86%)
870,000	3.320	(c)	09/15/2027	871,852
Texas Municipal Gas Acquisition and Supply Corporation VI Gas Supply RB Series 2025 (A1/NR)
1,000,000	5.000		01/01/2036	1,103,201
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
100,000	5.000	(a)(b)	08/15/2042	109,293
Trinity River Authority of Texas Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2024 (NR/ AAA)
100,000	5.000		08/01/2043	110,754
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA+)
360,000	3.250		02/15/2041	349,975
Upper Trinity Regional Water District Regional Treated Water Supply System Revenue Refunding Bonds, Series 2025 (BAM) (NR/AA)
100,000	5.250		08/01/2041	111,814
Waller Independent School District Waller and Harris Counties Texas Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
500,000	5.000		02/15/2037	583,034

				23,246,186

Utah - 0.4%
Copper Rim Infrastructure Financing District in The City of West Jordan Salt Lake County Utah Special Assessment Bonds Series 2025 (NR/NR)
100,000	6.125	(d)	12/01/2054	103,394
Downtown Revitalization Public Infrastructure District Second Lien Sales Tax RB Seg Redevelopment Project, Series 2025B (AG) (A1/AA)
250,000	5.250		06/01/2043	281,056

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City Airport RB Salt Lake City International Airport Series 2017A (AMT) (A1/A+)
$100,000	5.000%		07/01/2036	$102,436
Utah Housing Corporation Multifamily Housing RB The Cooperative 1881 Series 2026 (Aa1/NR)
285,000	2.650	(a)(b)	03/01/2045	285,318

				772,204

Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
795,000	5.000		10/01/2039	842,968
Matching Fund Special Purpose Securitization Corporation Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000	5.000		10/01/2028	103,831

				946,799

Virginia - 0.2%
Economic Development Authority of The City of Salem Virginia Educational Facilities RB Roanoke College Series 2025 (NR/ BBB+)
200,000	5.500		04/01/2045	207,706
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (NR/NR)
255,000	5.000		07/01/2026	257,410

				465,116

Washington - 1.2%
Enumclaw School District No. 216 King County Washington Unlimited Tax GO Refunding Bonds 2025 (SCH BD GTY) (Aaa/NR)
200,000	5.000		12/01/2034	237,119
Fircrest Properties Lease RB Series 2024 Sustainability Bonds State of Washington DSHS Project (NR/AA)
100,000	5.000		06/01/2032	115,106
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2024B (AMT) (Aa3/AA-)
100,000	5.000		07/01/2029	108,313
Public Utility District No. 1 of Snohomish County Washington Electric System Revenue Refunding Bonds Series 2025B (Tax-Exempt) (Aa2/AA)
1,000,000	5.000		12/01/2037	1,180,937
The City of Seattle Washington Municipal Light and Power Improvement and Refunding RB 2025 (Aa2/AA)
500,000	5.000		02/01/2043	560,987
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
100,000	5.000		08/01/2038	104,995
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
100,000	4.000		07/01/2031	104,754

				2,412,211

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
West Virginia - 0.4%

The County Commission of Ohio CountyWest Virginia Special District Excise Tax Revenue Refunding And Improvement BondsSeries 2025 A (Fort Henry Economic Opportunity Development District - The Highlands Project) (AG) (NR/AA)

$500,000	5.250%		06/01/2045	$539,973
West Virginia Hospital Finance Authority Hospital Revenue Improvement Bonds West Virginia University Health System Obligated Group 2025 Series B (A2/A)
250,000	5.000	(a)(b)	06/01/2055	279,618

				819,591

Wisconsin - 1.5%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5 (NR/A-)
100,000	4.000		04/01/2028	100,118
Public Finance Authority Charter School RB Cherokee Classical Academy Project Series 2025A (NR/NR)
200,000	6.000	(d)	06/15/2035	211,167
Public Finance Authority Education RB Pinecrest Academy of Nevada—Pinecrest Academy Springs Campus Project Series 2025A (NR/BB+)
100,000	4.000	(d)	07/15/2033	101,052
Public Finance Authority Educational Facilities RB Lindenwood Education System Series 2026 (NR/BBB-)
320,000	5.000	(e)	06/01/2030	339,796
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
1,000,000	5.200		12/01/2037	1,026,130
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/ NR)
100,000	5.250		11/15/2050	102,801
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/ BBB-)
100,000	5.500	(d)	06/01/2040	107,207
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/ BBB+)
400,000	4.000		03/15/2030	406,342
Wisconsin Health and Educational Facilities Authority RB Series 2025A (NR/A+)
500,000	5.000		08/15/2037	571,951

				2,966,564

TOTAL MUNICIPAL BONDS (Cost $194,787,434)				200,269,746

Shares	Dividend Rate	Value

Investment Company - 2.0%(h)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
$4,154,659	3.548%	$4,154,659
(Cost $4,154,659)

TOTAL INVESTMENTS - 100.2% (Cost $198,942,093)		$204,424,405

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(362,524)

NET ASSETS - 100.0%		$204,061,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(b)	Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2026.
(c)	Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	When-issued security.
(f)	Issued with a zero coupon. Income is recognized through the
accretion of discount.
(g)	Zero coupon bond until next reset date.
(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
FNMA	- Insured by Federal National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
SCH BD	-
GTY	School Bond Guaranty
SD CRED	-
PROG	School District Credit Program
SOFR	- Secured Overnight Financing Rate
ST AID	-
WITHHLDG	State Aid Withholding

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Investment Abbreviations: (continued)
TCRS	- Transferable Custody Receipts
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 95.3%

Alabama - 0.5%
State of Alabama GO Refunding Bonds Series 2014-A (Aa1/AA)
$140,000	3.000%		08/01/2026	$140,050

Arizona - 2.3%
Arizona Board of Regents Arizona State University System RB Series 2016B (Green Bonds) (Aa2/AA)
70,000	5.000		07/01/2027	70,622
Arizona Board of Regents Arizona State University System RB Tax-Exempt Series 2025A (Aa2/AA)
65,000	5.000		07/01/2026	65,625
Arizona Transportation Board Highway Revenue Refunding Bonds Series 2016 (Aa1/AA+)
10,000	5.000		07/01/2026	10,098
Dysart Unified School District No. 89 of Maricopa County Arizona Refunding Bonds Series 2016 (BAM) (NR/AA)
100,000	4.000		07/01/2027	100,636
Pima County Arizona Sewer System Revenue Refunding Obligations Series 2016 (NR/AA)
50,000	5.000		07/01/2026	50,456
The Industrial Development Authority of The City of Yuma Arizona Hospital RB Yuma Regional Medical Center Series 2024A (NR/A)
165,000	5.000		08/01/2026	166,746
The Industrial Development Authority of The County of Maricopa RB Banner Health Series 2016A (NR/AA-)
80,000	5.000		01/01/2027	81,799
The Industrial Development Authority of The County of Yavapai Hospital RB Yavapai Regional Medical Center Series 2019 (A3/NR)
115,000	5.000		08/01/2026	116,021

				662,003

California - 4.5%
California Municipal Finance Authority Solid Waste Disposal Refunding RB Republic Services, Inc. Project Series 2021A (NR/A-/A-2) (PUTABLE)
450,000	3.450	(a)(b)	07/01/2041	450,126
Los Angeles, California (City of) (NR/SP-1+)
170,000	5.000		06/25/2026	171,482
Nevada Irrigation District Joint Powers Authority California RB Series 2016A (NR/AA+)
155,000	5.000		03/01/2026	155,000
Public Facilities Financing Authority of The City of San Diego Senior Sewer Revenue Refunding Bonds Series 2015 (NR/AA+)
20,000	4.000		05/15/2026	20,031
Tender Option Bond Trust Receipts/Certificates (Aa2/NR)
500,000	2.180	(a)(b)(c)	06/01/2032	500,000

				1,296,639

Colorado - 1.5%
Board of Governors of The Colorado State University System System Enterprise Revenue and Revenue Refunding Bonds Series 2013A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
125,000	5.000		03/01/2026	125,000
City and County of Denver Colorado Airport System Subordinate RB Series 2018A (AMT) (A1/A+)
260,000	5.000		12/01/2026	264,865

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
State of Colorado Building Excellent Schools Today Certificates of Participation Tax-Exempt Series 2025T (Aa2/AA-)
$50,000	5.000%		03/15/2026	$50,050

				439,915

Connecticut - 0.7%
State of Connecticut General Obligation Bonds GO Bonds 2025 Series A (Aa2/AA-)
40,000	5.000		03/15/2027	41,211
State of Connecticut Health and Educational Facilities Authority RB Fairfield University Issue Series S (A2/A)
35,000	5.000		07/01/2026	35,311
State of Connecticut Tax-Exempt GO Bonds 2018 Series E (Aa2/AA-)
120,000	5.000		09/15/2026	121,876

				198,398

Delaware - 0.3%
The State of Delaware GO Bonds Series 2022 (Aaa/AAA)
91,000	5.000		03/01/2026	91,000

District of Columbia - 1.2%
District of Columbia Hospital Refunding RB Children’S Hospital Obligated Group Issue Series 2015 (A1/NR)
55,000	5.000		07/15/2026	55,066
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
110,000	5.000		10/01/2026	111,708
Washington Metropolitan Area Transit Authority Second Lien RB for Sustainability Climate Transition Bonds Series 2023A (NR/AA)
180,000	5.000		07/15/2026	181,891

				348,665

Florida - 6.8%
Broward County Florida Tourist Development Tax RB Series 2021 (Aa2/NR)
100,000	5.000		09/01/2027	104,118
City of Jacksonville Transportation Refunding RB Series 2015 (Aa2/AA)
35,000	5.000		10/01/2026	35,076
City of South Miami Health Facilities Authority Hospital RB Refunding for Baptist Health South Florida Obligated Group Series 2017 (Aa3/AA-)
70,000	5.000		08/15/2027	72,644
Florida Housing Finance Corporation Multifamily Mortgage RB 2023 Series C (HUD SECT 8) (NR/AA+)
130,000	3.080	(a)(b)	12/01/2026	130,016
JEA St. Johns River Power Park System RB, Issue Three Series Seven (A1/A+)
100,000	3.125		10/01/2026	100,057
Lee County Florida Non-Ad Valorem Refunding RB Series 2015 (Aa1/AA+)
75,000	5.000		10/01/2026	76,243
Miami-Dade County Aviation Revenue Refunding Bonds Series 2016A (Non-Amt) (NR/A+)
70,000	5.000		10/01/2026	71,058
Miami-Dade County Florida Water and Sewer System Revenue Refunding Bonds Series 2025B (Aa3/AA)
100,000	5.000		10/01/2027	104,581

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Miami-Dade County GO Bonds for Public Health Trust Program Series 2021A (NR/AA)
$40,000	5.000%		07/01/2026	$40,382
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (NR/A)
70,000	5.000		10/01/2026	70,936
Sarasota County Florida Utility System Revenue Refunding Bonds Series 2016B (NR/AA+)
40,000	5.000		10/01/2026	40,088
School District of Broward County, Florida Tax Anticipation Notes Series 2025 (NR/NR)
200,000	4.000		06/25/2026	201,042
School District of Pasco County Florida Sales Tax RB Series 2024 (Aa3/NR)
80,000	5.000		10/01/2026	81,233
School District of Pinellas County Florida Tax Anticipation Notes Series 2025 (NR/NR)
185,000	4.000		06/30/2026	186,017
South Florida Water Management District Certificates of Participation Series 2015 (Aa1/AA)
10,000	5.000		10/01/2026	10,021

The School Board of Broward County, Florida Certificates of Participation Evidencing Undivided Proportionate Interests of The Owners Thereof In Basic Lease Payments To Be Made By The School Board of Broward County Florida As Lessee Pursuant To A Master Le (A1/A+)

45,000	5.000		07/01/2027	45,370
The School Board of Miami-Dade County Florida Certificates of Participation Series 2015D (A1/A+)
120,000	5.000		02/01/2027	120,252
The School Board of Orange County Florida Certificates of Participation Series 2016B (Aa2/NR)
175,000	5.000		08/01/2026	176,932
180,000	5.000		08/01/2027	182,008
The School Board of Palm Beach County Florida Certificates of Participation Series 2025A (Aa3/NR)
110,000	5.000		08/01/2027	114,388

				1,962,462

Georgia - 1.0%
Development Authority of Appling County Pollution Control RB Oglethorpe Power Corporation Hatch Project Series 2013A (A3/BBB+/A-2)
300,000	2.250	(a)(b)	01/01/2038	300,000

Idaho - 0.3%
Trinity Health Corporation (Aa3/AA-/A-1+)
100,000	2.625	(a)(b)	12/01/2048	100,020

Illinois - 9.8%
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2024C (Amt) (NR/A+)
280,000	5.000		01/01/2027	285,620
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
130,000	5.000		01/01/2027	132,609

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Mount Vernon Illinois GO Improvement and Refunding Bonds Series 2020 (BAM) (NR/AA)
$125,000	4.000%		12/15/2026	$126,437

Community College District No. 505 Counties of Champaign Coles Dewitt, Douglas Edgar Ford Iroquois Livingston Mclean Moultrie Piattand Vermilion and State of Illinois GO Refunding Bonds Series 2018B (NR/AA)

235,000	5.000		12/01/2026	239,309
Community Consolidated School District No. 30-C Will County Troy Illinois GO Refunding School Bonds Series 2017C (Aa2/ NR)
110,000	4.000		10/01/2026	111,078
Illinois Finance Authority RB Northwestern University Series 2015 (Aa1/AA+)
305,000	3.000		12/01/2027	305,088
Illinois Finance Authority RB Series 2016A (A1/A+)
70,000	5.000		08/15/2026	70,790
Illinois Finance Authority RB Series 2016C (Aa3/AA)
150,000	5.000		02/15/2027	153,660
Illinois Finance Authority RB Series 2019 (A1/A+)
180,000	5.000		04/01/2027	184,781
Illinois Finance Authority State of Illinois Clean Water Initiative Revolving Fund RB Series 2019 (NR/AAA)
35,000	5.000		07/01/2026	35,334
Public Finance Authority (Aa2/NR)
275,000	1.100	(a)(b)(c)	02/15/2053	275,000
Sales Tax Securitization Corp. Sales Tax Securitization Bonds Series 2023A Social Bonds (NR/A+)
50,000	3.000		01/01/2027	50,224
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
200,000	5.000		01/01/2027	204,497
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
125,000	5.000		01/01/2027	127,811
State of Illinois GO Bonds Series of March 2021B (A2/A-)
180,000	5.000		03/01/2027	184,678
State of Illinois GO Refunding Bonds Series of October 2016 Il (A2/A-)
250,000	5.000		02/01/2027	255,955
The Board of Trustees of The University of Illinois Auxiliary Facilities System Refunding RB Series 2023A (Aa2/AA)
110,000	5.000		04/01/2027	113,363

				2,856,234

Indiana - 1.4%
Indiana Finance Authority Hospital Refunding RB Series 2017A (A1/A+)
205,000	5.000		11/01/2026	208,406
Indiana Finance Authority RB Series 2016A (NR/A+)
50,000	5.000		03/01/2026	50,000
Northern Indiana Commuter Transportation District Limited Obligation Consolidated RB Series 2024 (A1/A+)
150,000	5.000		07/01/2026	151,353

				409,759

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Iowa - 0.3%
Waukee Community School District Iowa GO School and Refunding Bonds Series 2019A (Aa2/NR)
$90,000	5.000%		06/01/2026	$90,625

Kansas - 1.0%
City of Wichita Kansas GO Bonds Series 823 (Aa2/AAA)
140,000	4.000		12/01/2026	141,872
Public Building Commission of Johnson County Kansas Lease Purchase RB Courthouse and Medical Examiners Facility Projects Series 2018A (Aaa/AAA)
140,000	5.000		09/01/2026	141,933

				283,805

Kentucky - 1.3%
Fayette County Kentucky School District Finance Corporation School Building Refunding RB Series 2015B (ST INTERCEPT) (Aa3/AA-)
125,000	3.000		05/01/2027	125,044
Franklin County School District Finance Corporation Kentucky School Building Refunding RB Series of 2016 (ST INTERCEPT) (Aa3/NR)
105,000	4.000		05/01/2026	105,272
Oldham County School District Finance Corporation Kentucky School Building Refunding RB Second Series of 2016 (ST INTERCEPT) (Aa3/NR)
20,000	4.000		09/01/2026	20,157
University of Kentucky General Receipt Bonds 2018 Series A (ST INTERCEPT) (Aa2/AA+)
120,000	4.000		10/01/2027	120,177

				370,650

Louisiana - 2.9%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College Auxiliary Revenue Refunding Bonds Series 2016A (A2/NR)
75,000	5.000		07/01/2026	75,641
Louisiana Government Environmental Facilities & Community Development Authority Rev RB Honeywell International Inc 2002 (NR/A/A-1)
500,000	2.300	(a)(b)	12/01/2037	500,000
Public Fin Auth Wis Ctfs Partn (Aa2/AA+/A-1)
225,000	1.100	(a)(b)(c)	12/01/2052	225,000
State of Louisiana GO Bonds Series 2016-A (Aa2/AA)
50,000	5.000		09/01/2027	50,704

				851,345

Maryland - 0.9%
City of Baltimore Refunding RB for Wastewater Projects Series 2014D (Aa3/A-)
30,000	5.000		07/01/2026	30,045
Department of Transportation of Maryland Consolidated Transportation Bonds Series 2015 (Aa1/AAA)
115,000	3.000		06/01/2026	115,034
State of Maryland Maryland GO Bonds State and Local Facilities Loan of 2015 First Series B (Aa1/AAA)
105,000	4.000		08/01/2026	105,851

				250,930

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts - 1.9%
Massachusetts Health and Educational Facilities Authority RB Museum of Fine Arts Issue Series A-1 (Aa2/AA/A-1)
$500,000	1.050	%(a)(b)	12/01/2037	$500,000
Town of Dedham Massachusetts GO Municipal Purpose Loan of 2017 Bonds (NR/AAA)
40,000	4.000		06/15/2027	40,057

				540,057

Michigan - 2.0%
City of Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds Bronson Healthcare Group Inc. Series 2016 (A1/NR)
50,000	5.000		05/15/2027	50,265
City of Saginaw Hospital Finance Authority Hospital Revenue Refunding Bonds Covenant Medical Center Inc. Series 2020J (NR/A+)
290,000	5.000		07/01/2027	298,110
City of Warren Michigan Capital Improvement Refunding Bonds Series 2019A GO Limited Tax (NR/AA)
150,000	3.000		04/01/2028	151,245
County of Macomb State of Michigan Capital Improvement Bonds Series 2015 (Aa1/NR)
50,000	3.200		05/01/2027	50,024
Michigan Finance Authority Hospital Revenue Refunding Bonds Mclaren Health Care Series 2015A (A1/NR)
25,000	5.000		05/15/2026	25,048
Portage Public Schools County of Kalamazoo Michigan 2016 School Building Site & Refunding Bonds (NR/AA-)
15,000	5.000		11/01/2026	15,068

				589,760

Minnesota - 0.6%
City of St. Cloud Minnesota Health Care RB Series 2016A (A2/ NR)
85,000	5.000		05/01/2026	85,345
Independent School District No. 273 Edina Minnesota GO Facilities Maintenance and School Building Bonds Series 2017A (SD CRED PROG) (Aaa/NR)
100,000	3.000		02/01/2027	100,045

				185,390

Mississippi - 1.6%
Mississippi Development Bank Special Obligation Bonds, Series 2016A (NR/AA-)
80,000	5.000		08/01/2026	80,870
Mississippi Hospital Equipment and Facilities Authority RB North Mississippi Health Services 2020 Series I (NR/A+)
95,000	5.000		10/01/2026	96,205
The University of Mississippi Medical Center Medical Center Educational Building Corporation RB Series 2017A (Aa2/NR)
275,000	5.000		06/01/2026	276,628

				453,703

Missouri - 2.5%
Board of Public Buildings of The State of Missouri Special Obligation Refunding Bonds Series B 2020 (Aa1/AA+)
140,000	5.000		10/01/2026	142,215
City of Gladstone Missouri Certificates of Participation Capital Projects Series 2021A (NR/AA-)
50,000	5.000		03/01/2026	50,000

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
Fort Osage R-I School District Jackson County Missouri Certificates of Participation Series 2022A (NR/A)
$180,000	4.000%		04/01/2027	$180,095
Francis Howell R-III School District St. Charles County, Missouri GO Refunding Bonds Missouri Direct Deposit Program Series 2024 (ST AID DIR DEP) (NR/AA+)
140,000	4.000		03/01/2026	140,000
Franklin County Missouri Refunding Certificates of Participation Series 2019B (NR/A+)
20,000	4.000		04/01/2027	20,315
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Ssm Health Series 2022A (NR/A+)
155,000	5.000		06/01/2027	159,529
St. Louis Municipal Finance Corporation Recreation Sales Tax Leasehold Revenue Refunding Bonds City of St. Louis Missouri Lessee Series 2016 (NR/A)
25,000	5.000		02/15/2027	25,050

				717,204

Nebraska - 0.2%
Douglas County School District No. 001 Omaha Public Nebraska General Obligation Bonds Series 2015 (Aa2/AA)
45,000	5.000		12/15/2026	45,099

Nevada - 1.6%
Clark County Nevada Airport System Subordinate Lien Refunding RB Series 2019D (NON-AMT) (Aa2/AA-)
170,000	5.000		07/01/2026	171,556
Clark County School District GO Limited Tax Building and Refunding Bonds Series 2015C (A1/AA-)
35,000	5.000		06/15/2026	35,075
Clark County School District Nevada GO Limited Tax Building Bonds Series 2024A (A1/AA-)
75,000	5.000		06/15/2026	75,604
Clark County School District Nevada GO Limited Tax Refunding Bonds Additonally Secured By Pledged Revenues Series 2016B (A1/AA-)
75,000	5.000		06/15/2026	75,604
Clark County School District Nevada GO Limited Tax School Bonds Additionally Secured by Pledged Revenues Series 2015D (A1/AA-)
30,000	5.000		06/15/2026	30,065
Clark County, Nevada GO Limited Tax Bond Bank Refunding Bonds Additionally Secured By Pledged Revenues Series 2016B (Aa1/AAA)
75,000	5.000		11/01/2026	76,421

				464,325

New Jersey - 3.6%
County of Essex New Jersey General Improvement Bonds Series 2015A (ST AID WITHHLDG) (Aa1/NR)
50,000	3.000		09/01/2027	50,026
Higher Education Student Assistance Authority State of New Jersey Senior Student Loan RB Series 2025-2 (AMT) (NR/A-1+) (PUTABLE)
300,000	5.000	(a)(b)	12/01/2056	301,592

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds Series 2015 - XX (A1/A)
$120,000	4.250%		06/15/2026	$120,091
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2024 Sub-Series D-2 (GNMA/FNMA/FHLMC) (NR/AA-)
400,000	2.900		11/01/2027	401,164
State of New Jersey New Jersey GO Bonds Various Purposes (Tax-Exempt) (Aa3/A+)
175,000	2.000		06/01/2027	174,217

				1,047,090

New Mexico - 0.4%
State of New Mexico New Mexico Severance Tax Bonds Series 2020A (Aa2/AA-)
105,000	5.000		07/01/2026	106,010

New York - 7.4%
Blackrock Muniyield Quality Fd Inc Var (AMT) (NR/NR)
300,000	2.040	(a)(b)(c)	02/01/2056	300,000
City School District of The City of Corning Steuben Schuyler and Chemung Counties New York Bond Anticipation Notes – 2025A (NR/NR)
34,000	4.000		06/18/2026	34,167
County of Genesee New York GO Public Improvement Serial Bonds 2022 (BAM) (NR/AA)
65,000	3.000		03/15/2026	65,018
Dormitory Authority of The State of New York Barnard College RB Series 2020A (A3/NR)
75,000	4.000		07/01/2026	75,334
Metransportation Revenue Green Bonds Series 2016A Climate Bond Certified Tropolitan Transportation Authority Subseries 2016A-1 (A2/A)
250,000	5.000		11/15/2026	251,250
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2018B (A2/A)
160,000	5.000		11/15/2027	167,611
Monroe County Industrial Development Corp. RB for University of Rochester Project Series 2015A (Tax-Exempt) (Aa3/AA-)
15,000	5.000		07/01/2026	15,033
New York State Housing Finance Agency (Aa1/NR)
400,000	1.700	(a)(b)	11/15/2037	400,000
The City of New York General Obligation Bonds Fiscal 2018 Series B Subseries B-4 And B-5 (Aa2/AA/A-1)
170,000	1.000	(a)(b)	10/01/2046	170,000
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1 (Aa2/AA)
35,000	5.000		08/01/2026	35,421
The Port Authority of New York and New Jersey Consolidated Bonds One Hundred and Sevent-Fifth Series (Aa3/AA-)
35,000	3.000		12/01/2027	35,023
Waverly Central School District New York GO Bond Anticipation Notes Series A 2025 (ST AID WITHHLDG) (NR/NR)
600,000	4.000		06/25/2026	602,791

				2,151,648

North Carolina - 0.4%
County of Mecklenburg, North Carolina GO Public Improvement Bonds Series 2017A (Aaa/AAA)
45,000	5.000		04/01/2026	45,105

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
North Carolina Municipal Power Agency Number 1 Catawba Electric RB Refunding Series 2016A (NR/A)
$85,000	5.000%		01/01/2027	$85,779

				130,884

Ohio - 3.1%
City of Toledo Ohio Water System Revenue Refunding Bonds Series 2012Ra (Aa3/AA-)
225,000	3.000		11/15/2026	225,099
County of Allen Ohio Hospital Facilities RB Series 2017A (A1/A+)
45,000	5.000		08/01/2026	45,500
County of Cuyahoga Ohio Convention Hotel Project Certificate of Participation Series 2024 (A1/AA-)
100,000	5.000		12/01/2026	101,894
State of Ohio General Obligation Highway Capital Improvements Bonds Series V (Aaa/AAA)
165,000	5.000		05/01/2026	165,788
The Ohio State University Variable Rate Demand General Receipts Refunding Bonds (NR/AA+/A-1+)
265,000	2.100	(a)(b)	12/01/2039	265,000
Trinity Health Corporation (Aa3/AA-/A-1+)
100,000	2.625	(a)(b)	12/01/2046	100,021

				903,302

Oklahoma - 2.2%
Cleveland County Educational Facilities Authority Educational Facilities Lease RB Moore Public Schools Project Series 2021 (Aa3/A+)
395,000	4.000		06/01/2027	403,049
Oklahoma County Finance Authority Educational Facilities Lease RB Midwest City Del City Public Schools Project Series 2018 (NR/A+)
140,000	5.000		10/01/2026	141,929
Tulsa County Industrial Authority Educational Facilities Lease RB Jenks Public Schools Project (NR/AA-)
20,000	5.000		09/01/2026	20,039
Tulsa Public Facilities Authority Oklahoma Capital Improvements RB, Series 2017 (NR/AA-)
25,000	3.000		06/01/2026	25,008
Wagoner County Independent School District No. 17 Coweta Board of Education Oklahoma Building Bonds of 2023 (NR/NR)
35,000	4.500		09/01/2026	35,307

				625,332

Oregon - 1.5%
Eugene School District No. 4J GO Bonds for Oregon School Bond Guaranty Series 2016 (SCH BD GTY) (Aa1/NR)
25,000	2.000		06/15/2026	24,958
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
80,000	5.000		08/15/2026	80,946
Metro Ore / Go Bonds Series 2012A (Aaa/AAA)
5,000	4.000		06/01/2026	5,005
The Port of Portland Oregon Portland International Airport RB Series Twenty-Eight (Amt) (NR/AA-)
90,000	5.000		07/01/2026	90,724

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oregon – (continued)
The Port of Portland Oregon Portland International Airport RB Series Twenty-Eight (AMT) (NR/AA-)
$240,000	5.000%		07/01/2027	$247,827

				449,460

Pennsylvania - 5.7%
Allegheny County Hospital Development Authority RB Allegheny Health Network Obligated Group Issue Series 2018A (NR/A)
35,000	5.000		04/01/2026	35,062
Lancaster County Hospital Authority University of Pennsylvania Health System Health System RB Series B of 2016 (Aa3/AA)
230,000	5.000		08/15/2026	232,729
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2019A (NR/A-/A-2)
400,000	3.875	(a)(b)	08/01/2038	401,284
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2013 (NR/A-/A-2) (PUTABLE)
265,000	3.000	(a)(b)	08/01/2045	265,054
Pennsylvania Economic Development Financing Authority Upmc RB Series 2016 (A2/A)
190,000	5.000		03/15/2027	192,470
Pennsylvania Economic Development Financing Authority Upmc RB Series 2017A (A2/A)
80,000	5.000		11/15/2026	81,436
Philadelphia Redevelopment Authority City Service Agreement RB Series C of 2023 (A1/A+)
20,000	5.000		04/15/2026	20,066
Southeastern Pennsylvania Transportation Authority Capital Grant Receipts Refunding Bonds Series 2017 (A3/AA-)
115,000	5.000		06/01/2027	118,705
Temple University – of The Commonwealth System of Higher Education RB First Series of 2025 (AG) (Aa3/AA)
65,000	5.000		04/01/2026	65,133
Temple University – The Commonwealth System of Higher Education RB First Series of 2025 (AG) (Aa3/AA)
25,000	5.000		04/01/2027	25,702
The City of Philadelphia Pennsylvania GO Refunding Bonds Series 2017 (AG) (A1/AA)
105,000	5.000		08/01/2026	106,203
Thomas Jefferson University (AGC-CR) (NR/AA/A-1+)
100,000	2.000	(a)(b)(c)	05/01/2047	100,000

				1,643,844

Rhode Island - 1.2%
Rhode Island Health and Educational Building Corporation Public Schools Revenue Bond Financing Program RB Refunding Series 2016 A (Aa3/NR)
200,000	5.000		05/15/2026	201,126
Rhode Island Housing and Mortgage Finance Corporation Homeownership Opportunity Bonds Series 86-B (AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
140,000	3.600		10/01/2027	140,877

				342,003

South Carolina - 1.6%
Charleston County School District (SCSDE) (NR/SP-1+)
95,000	4.000		04/01/2026	95,137

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)
Charleston County School District South Carolina GO Bond Anticipation Notes Sales Tax Projects Phase V Series 2025B (SCSDE) (NR/NR)
$235,000	5.000%		05/07/2026	$236,154
South Carolina Association of Governmental Organizations Scago Certificates of Participation Series 2025B (SCSDE) (NR/NR)
125,000	5.000		03/02/2026	125,000

				456,291

South Dakota - 0.2%
City of Sioux Falls South Dakota Sales Tax RB Series 2012A (Aa1/AA-)
50,000	3.000		11/15/2026	50,024

Tennessee - 2.8%
Chattanooga Tenn Health Educational & Housing Fac Brd Rev Bonds St Lukes Health System 2004 C (A3/A-/A-2)
100,000	2.020	(a)(b)	05/01/2039	100,000
City of Lenoir City Tennessee Electric System RB Series 2020B (Aa3/NR)
210,000	3.000		06/01/2026	210,249
City of Memphis General Improvement Refunding Bonds Series 2015A (Aa2/AA)
75,000	5.000		04/01/2026	75,175
Sullivan County Tennessee GO Bonds Series 2020 (Aa2/NR)
110,000	5.000		05/01/2026	110,505
The Health and Educational Facilities Board of The County of Franklin Tennessee Educational Facilities Revenue Refunding Bonds The University of The South Series 2021 (NR/A+)
300,000	4.000		09/01/2027	305,998
The Metropolitan Government of Nashville and Davidson County GO Refunding Bonds Series 2021A (Aa2/AA+)
15,000	5.000		07/01/2026	15,145

				817,072

Texas - 7.8%
Arlington Independent School District Unlimited Tax School Building and Refunding Bonds Series 2020 (PSF-GTD) (Aaa/AAA)
200,000	5.000		02/15/2027	205,550
Board of Regents Texas State University System Revenue Financing System Revenue and Refunding Bonds Series 2015A (Aa2/NR)
25,000	5.000		03/15/2026	25,039
City of Austin Texas Public Improvement and Refunding Bonds Series 2024 (NR/AAA)
130,000	5.000		09/01/2026	131,866
City of Burleson Johnson and Tarrant Counties GO Refunding and Improvement Bonds Series 2015 (Aa2/AA)
55,000	5.000		03/01/2026	55,000

City of Corpus Christi Texas, A Political Subdivision of The State of Texas Located in Nueces San Patricio Aransas and Kleberg Counties Texas Combination Tax and Limited Pledge Revenue Certificates of Obligation Series 2025A (NR/AA)

75,000	5.000		03/01/2026	75,000
City of El Paso Downtown Development Corporation Special Revenue Refunding Bonds Series 2016 (NR/AA-)
70,000	5.000		08/15/2027	70,766

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of El Paso Texas GO Refunding Bonds Series 2016 (NR/AA)
$30,000	5.000%		08/15/2027	$30,357
City of El Paso Texas GO Refunding Bonds Series 2025 (NR/AA)
95,000	5.000		08/15/2026	96,166
City of Garland Texas Dallas Collin and Rockwall Counties Water and Sewer System Revenue Refunding Bonds New Series 2021 (NR/AA-)
300,000	4.000		03/01/2028	309,917
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2015D (NR/AA)
35,000	5.000		11/15/2027	35,075
City of Houston Texas Public Improvement Refunding Bonds Series 2021A (Aa3/NR)
120,000	5.000		03/01/2027	123,402
City of New Braunfels A Political Subdivision of The State of Texas Located in Comal and Guadalupe Counties Utility System Revenue and Refunding Bonds Series 2016 (Aa1/A+)
5,000	5.000		07/01/2026	5,010
City of San Antonio Texas Electric and Gas Systems Revenue Refunding Bonds New Series 2018 (Aa2/AA-)
100,000	5.000		02/01/2027	102,633
Harris County Flood Control District Improvement Refunding Bonds Series 2020A (Aaa/NR)
30,000	5.000		10/01/2026	30,501
Harris County Texas Toll Road Senior Lien Revenue Refunding Bonds Series 2016A (Aa1/NR)
105,000	5.000		08/15/2027	106,249
Houston Independent School District Harris County Texas Limited Tax Refunding Bonds Series 2025B (PSF-GTD) (Aaa/AAA)
30,000	5.000		02/15/2027	30,835
Lower Colorado River Authority Transmission Contract Refunding RB LCRA Transmission Services Corporation Project Series 2024 (AG) (NR/AA)
250,000	5.000		05/15/2026	251,433
Parker County Texas Unlimited Tax Refunding Bonds Series 2016 (NR/AA)
45,000	4.000		02/15/2027	45,048
Port Neches-Groves Independent School District Texas Unlimited Tax Refunding Bonds Series 2016A (PSF-GTD) (Aaa/NR)
165,000	4.000		02/15/2028	165,214
Port of Port Arthur Navigation District of Jefferson County Texas Environmental Facilities RB Motiva Enterprises Llc Project Series 2010 Subseries 2010A (Baa1/P-2/BBB+/A-2)
110,000	0.850	(a)(b)	04/01/2040	110,000
Texas Department of Housing and Community Affairs Residential Mortgage RB Series 2023A (GNMA COLL) (Aa1/AA+)
225,000	3.200		01/01/2027	226,137
Trinity River Authority of Texas Tarrant County Water Project Refunding RB Series 2016 (NR/AA+)
30,000	4.000		02/01/2027	30,035
West Harris County Regional Water Authority Water System Revenue and Revenue Refunding Bonds Series 2015A (A1/AA-)
15,000	5.000		12/15/2026	15,025

				2,276,258

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah - 1.0%
Salt Lake City Utah Salt Lake City International Airport Airport RB Series 2018A Amt (A1/A+)
$200,000	5.000%		07/01/2026	$201,697
Utah Tran Auth Sales Tax Rev Ref Bds 2006 C (AG) (Aa2/AA+)
90,000	5.250		06/15/2027	91,988

				293,685

Virginia - 0.8%
Commonwealth Transportation Board Virginia Transportation Capital Projects Revenue Refunding Bonds Series 2024 (Aa1/AA+)
100,000	5.000		05/15/2026	100,584
Smithsonian Institution (Aa1/AAA/A-1+)
100,000	1.880	(a)(b)	12/01/2033	100,000
Virginia Commonwealth University Health System General Revenue Refunding Bonds Series 2017A (Aa3/AA-)
20,000	5.000		07/01/2026	20,171

				220,755

Washington - 2.6%
Bellevue School District No. 405 Washington Unlimited Tax GO and Refunding Bonds 2016 (SCH BD GTY) (Aaa/AA+)
10,000	5.000		12/01/2026	10,216
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
180,000	5.000		05/01/2027	185,060
Port of Seattle Intermediate Lien RB Series 2019 Amt (Aa3/AA-)
285,000	5.000		04/01/2027	292,447
State of Washington Washington Various Purpose GO Refunding Bonds Series R-2018D (Aaa/AA+)
135,000	5.000		08/01/2027	140,539
University of Washington General RB 2024A (Aa1/AA+)
120,000	5.000		04/01/2026	120,272

				748,534

West Virginia - 1.7%
West Virginia Economic Development Authority Solid Waste Disposal RB Nucor Steel Project Series 2025A-1 (A3/A-/A-1)
500,000	2.200	(a)(b)	11/01/2065	500,000

Wisconsin - 4.2%
Ascension Health RB Ascension Senior Credit Group Series 2016A (Aa3/AA)
45,000	5.000		11/15/2026	45,214
30,000	5.000		11/15/2027	30,138
City of Kaukauna Outagamie and Calumet Counties Wisconsin GO Promissory Notes Series 2022A (BAM) (NR/AA)
70,000	4.000		03/01/2026	70,000
City of Sun Prairie Wisconsin General Obligation Promissory Notes Series 2021C (Aa2/NR)
250,000	2.000		04/01/2026	249,788
School District of Waukesha Waukesha County Wisconsin GO Promissory Notes Series 2019 (NR/AA)
35,000	3.000		04/01/2027	35,021
State of Wisconsin General Obligation Refunding Bonds of 2025 Series 2 (Forward Delivery) (Aa1/AA+)
30,000	5.000		05/01/2026	30,141
Wisconsin Health and Educational Facilities Authority RB Series 2015 (NR/AA)
170,000	5.000		12/15/2026	170,194

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series 2025D (NR/AA/A-1+)
$600,000	1.750	%(a)(b)	04/01/2055	$600,000

				1,230,496

TOTAL MUNICIPAL BONDS (Cost $27,578,784)				27,640,726

Commercial Paper - 3.7%
Lincoln Electric
200,000	2.480%		04/09/26	199,998
Met Govt Nashville & Davidson County Tennessee IAM
600,000	2.380		03/05/26	600,019
Power Authority NY
275,000	2.320		03/05/26	275,008

				1,075,025

TOTAL COMMERCIAL PAPER (Cost $1,075,000)				1,075,025

Mortgage-Backed Securities - 1.3%(a)(b)(c)

Municipal - 1.3%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates Relating to Municipal Services Series 2011-M026
380,000	2.540%		09/15/38	380,000
(Cost $380,000)

Shares	Dividend Rate			Value

Investment Company - 0.0%(d)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
7,353	3.548			7,353
(Cost $7,353)

TOTAL INVESTMENTS - 100.3% (Cost $29,041,137)				$29,103,104

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(100,346)

NET ASSETS - 100.0%				$29,002,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2026.
(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
SCH BD	-
GTY	School Bond Guaranty
SCSDE	- South Carolina State Department of Education
SD CRED	-
PROG	School District Credit Program
ST AID	-
WITHHLDG	State Aid Withholding
ST	-
INTERCEPT	State Aid Intercept
UPMC	- University of Pittsburgh Medical Center

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF	Municipal Income ETF	Ultra Short Municipal Income ETF

Assets:

Investments in unaffiliated issuers, at value (cost $150,522,986, $31,440,324, $194,787,434 and $29,033,784, respectively)	$155,758,587	$32,269,318	$200,269,746	$29,095,751
Investments in affiliated issuers, at value (cost $1,075,997, $585,909, $4,154,659 and $7,353, respectively)	1,075,997	585,909	4,154,659	7,353
Cash	786,831	164,583	1,030,122	145,035
Receivables:
Interest and Dividends	1,737,916	368,720	2,202,443	299,237
Collateral on certain derivative contracts	50,985	11,300	—	—

Total assets	159,410,316	33,399,830	207,656,970	29,547,376

Liabilities:

Variation margin on futures contracts	6,469	1,438	—	—
Payables:
Investments purchased	1,868,732	442,026	3,583,277	543,093
Management fees	15,359	3,192	11,812	1,525

Total liabilities	1,890,560	446,656	3,595,089	544,618

Net Assets:

Paid-in capital	151,898,596	32,071,387	198,041,531	28,876,576
Total distributable earnings	5,621,160	881,787	6,020,350	126,182

NET ASSETS	$157,519,756	$32,953,174	$204,061,881	$29,002,758

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	3,050,000	650,000	3,925,000	575,000

Net asset value per share:	$51.65	$50.70	$51.99	$50.44

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF	Municipal Income ETF	Ultra Short Municipal Income ETF

Investment income:

Interest	$2,637,717	$492,311	$2,668,498	$322,666

Dividends — affiliated issuers	37,562	6,258	40,665	114

Total Investment Income	2,675,279	498,569	2,709,163	322,780

Expenses:

Management fees	216,771	38,534	110,057	12,158

Trustee fees	13,787	5,314	13,751	4,722

Total expenses	230,558	43,848	123,808	16,880

Less — expense reductions	(34,476)	(6,528)	(1,766)	(5)

Net expenses	196,082	37,320	122,042	16,875

NET INVESTMENT INCOME	2,479,197	461,249	2,587,121	305,905

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(40,765)	(270)	316	—

Futures contracts	(30,088)	(9,146)	(3,183)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	4,571,748	861,409	4,908,179	29,492

Futures contracts	(9,483)	(2,322)	(258)	—

Net realized and unrealized gain	4,491,412	849,671	4,905,054	29,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,970,609	$1,310,920	$7,492,175	$335,397

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Changes in Net Assets

	Dynamic California Municipal Income ETF		Dynamic New York Municipal Income ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$2,479,197	$725,250	$461,249	$271,886

Net realized loss	(70,853)	(56,307)	(9,416)	(43,644)

Net change in unrealized gain (loss)	4,562,265	615,948	859,087	(66,354)

Net increase in net assets resulting from operations	6,970,609	1,284,891	1,310,920	161,888

Distributions to shareholders:

From distributable earnings	(2,310,636)	(388,934)	(419,240)	(223,425)

From share transactions:

Proceeds from sales of shares	43,303,139	103,595,457	12,509,223	14,562,164

Net increase in net assets resulting from share transactions	43,303,139	103,595,457	12,509,223	14,562,164

TOTAL INCREASE	47,963,112	104,491,414	13,400,903	14,500,627

Net Assets:

Beginning of period	$109,556,644	$5,065,230	$19,552,271	$5,051,644

End of period	$157,519,756	$109,556,644	$32,953,174	$19,552,271

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Changes in Net Assets (continued)

	Municipal Income ETF		Ultra Short Municipal Income ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$2,587,121	$833,001	$305,905	$295,304

Net realized loss	(2,867)	(100,586)	–	(4,984)

Net change in unrealized gain	4,907,921	543,208	29,492	24,565

Net increase in net assets resulting from operations	7,492,175	1,275,623	335,397	314,885

Distributions to shareholders:

From distributable earnings	(2,235,455)	(563,372)	(276,267)	(273,247)

From share transactions:

Proceeds from sales of shares	104,988,780	86,792,798	15,094,872	10,035,107

Cost of shares redeemed	–	–	–	(1,253,403)

Net increase in net assets resulting from share transactions	104,988,780	86,792,798	15,094,872	8,781,704

TOTAL INCREASE	110,245,500	87,505,049	15,154,002	8,823,342

Net Assets:

Beginning of period	$93,816,381	$6,311,332	$13,848,756	$5,025,414

End of period	$204,061,881	$93,816,381	$29,002,758	$13,848,756

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Dynamic California Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period July 23, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$49.80		$50.65	$50.00

Net investment income(a)	0.95		1.76	0.17

Net realized and unrealized gain (loss)	1.80		(1.09)	0.48

Total from investment operations	2.75		0.67	0.65

Distributions to shareholders from net investment income	(0.90)		(1.52)	–

Net asset value, end of period	$51.65		$49.80	$50.65

Market price, end of period	$51.72		$49.85	$50.72

Total Return at Net Asset Value(b)	5.58%		1.34%	1.30%

Net assets, end of period (in 000’s)	$157,520		$109,557	$5,065

Ratio of net expenses to average net assets	0.30	%(c)	0.33%	0.35	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35%	0.35	%(c)

Ratio of net investment income to average net assets	3.76	%(c)	3.54%	3.10	%(c)

Portfolio turnover rate(d)	11%		134%	21%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Dynamic New York Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period July 23, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$48.88		$50.52	$50.00

Net investment income(a)	0.91		1.77	0.17

Net realized and unrealized gain (loss)	1.77		(1.73)	0.35

Total from investment operations	2.68		0.04	0.52

Distributions to shareholders from net investment income	(0.86)		(1.68)	–

Net asset value, end of period	$50.70		$48.88	$50.52

Market price, end of period	$50.77		$49.02	$50.55

Total Return at Net Asset Value(b)	5.54%		0.08%	1.04%

Net assets, end of period (in 000’s)	$32,953		$19,552	$5,052

Ratio of net expenses to average net assets	0.30	%(c)	0.34%	0.35	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35%	0.35	%(c)

Ratio of net investment income to average net assets	3.68	%(c)	3.58%	3.17	%(c)

Portfolio turnover rate(d)	14%		104%	12%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period July 23, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.04		$50.49	$50.00

Net investment income(a)	0.95		1.84	0.18

Net realized and unrealized gain (loss)	1.88		(0.69)	0.31

Total from investment operations	2.83		1.15	0.49

Distributions to shareholders from net investment income	(0.88)		(1.60)	–

Net asset value, end of period	$51.99		$50.04	$50.49

Market price, end of period	$52.08		$50.17	$50.55

Total Return at Net Asset Value(b)	5.71%		2.33%	0.98%

Net assets, end of period (in 000’s)	$204,062		$93,816	$6,311

Ratio of net expenses to average net assets	0.18	%(c)	0.18%	0.18	%(c)

Ratio of net investment income to average net assets	3.76	%(c)	3.69%	3.26	%(c)

Portfolio turnover rate(d)	16%		154%	47%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Ultra Short Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025	For the Period July 23, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.36		$50.25	$50.00

Net investment income(a)	0.72		1.62	0.18

Net realized and unrealized gain	0.05		0.07	0.07

Total from investment operations	0.77		1.69	0.25

Distributions to shareholders from net investment income	(0.69)		(1.58)	–

Net asset value, end of period	$50.44		$50.36	$50.25

Market price, end of period	$50.45		$50.32	$50.27

Total Return at Net Asset Value(b)	1.54%		3.43%	0.50%

Net assets, end of period (in 000’s)	$29,003		$13,849	$5,025

Ratio of net expenses to average net assets	0.16	%(c)	0.16%	0.16	%(c)

Ratio of net investment income to average net assets	2.90	%(c)	3.23%	3.20	%(c)

Portfolio turnover rate(d)	65%		145%	61%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act.

Fund	Diversified/ Non-Diversified

Goldman Sachs Dynamic California Municipal Income ETF	Non-Diversified

Goldman Sachs Dynamic New York Municipal Income ETF	Non-Diversified

Goldman Sachs Municipal Income ETF	Non-Diversified

Goldman Sachs Ultra Short Municipal Income ETF	Non-Diversified

The investment objective of the Dynamic California Municipal Income ETF is to seek to provide a high level of current income that is exempt from federal income tax and California personal income tax; the investment objective of the Dynamic New York Municipal Income ETF is to seek to provide a high level of current income that is exempt from federal income tax and New York State and City personal income taxes; the investment objective of the Municipal Income ETF is to seek to provide a high level of current income that is exempt from regular federal income tax; and the investment objective of Ultra Short Municipal Income ETF is to seek to provide a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (the “Investment Adviser”) to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by the Funds are charged to the Funds, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

50

GOLDMAN SACHS MUNICIPAL INCOME ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income and capital gains distributions, if any, are declared and paid monthly and annually, respectively. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team with the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

51

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Instruments Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

52

GOLDMAN SACHS MUNICIPAL INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

Dynamic California Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$155,758,587	$—

Investment Company	1,075,997	—	—

Total	$1,075,997	$155,758,587	$—

Derivative Type

Liabilities

Futures Contracts(a)	$(9,225)	$—	$—

Dynamic New York Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$32,269,318	$—

53

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investment Company	$585,909	$—	$—

Total	$585,909	$32,269,318	$—

Derivative Type

Liabilities

Futures Contracts(a)	$(2,064)	$—	$—

Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$200,269,746	$—

Investment Company	4,154,659	—	—

Total	$4,154,659	$200,269,746	$—

Ultra Short Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Commercial Paper	$—	$1,075,025	$—

Mortgage-Backed Securities	—	380,000	—

Municipal Bond	—	27,640,726	—

Short-Term Investment	—	—	—

Investment Company	7,353	—	—

Total	$7,353	$29,095,751	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Dynamic California Municipal Income ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Interest Rate		$—		$(9,225)

Dynamic New York Municipal Income ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Interest Rate		$—		$(2,064)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Dynamic California Municipal Income ETF

			Net Change in
Risk		Net Realized	Unrealized
	Statement of Operations	Gain (Loss)	Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(30,088)	$(9,483)

Dynamic New York Municipal Income ETF

			Net Change in
Risk		Net Realized	Unrealized
	Statement of Operations	Gain (Loss)	Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(9,146)	(2,322)

Municipal Income ETF

			Net Change in
Risk		Net Realized	Unrealized
	Statement of Operations	Gain (Loss)	Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(3,183)	(258)

For the six months ended February 28, 2026, the relevant values for each derivative type was as follows:

Fund	Average Number of Contracts(a)

Dynamic California Municipal Income ETF	9

Dynamic New York Municipal Income ETF	2

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM were at the following rates:

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Dynamic California Municipal Income ETF	0.35%	0.30%

Goldman Sachs Dynamic New York Municipal Income ETF	0.35%	0.30%

Goldman Sachs Municipal Income ETF	0.18%	0.18%

Goldman Sachs Ultra Short Municipal Income ETF	0.16%	0.16%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee for the Goldman Sachs Dynamic California Municipal Income ETF and Goldman Sachs Dynamic New York Municipal Income ETF in order to achieve an effective net management fee rate of 0.30% as an annual percentage rate of average daily net assets of each Fund through at least December 29, 2026, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2026, GSAM waived $32,937 and $6,264 of the management fees for the Goldman Sachs Dynamic California Municipal Income ETF and Goldman Sachs Dynamic New York Municipal Income ETF, respectively.

The Goldman Sachs Dynamic California Municipal Income ETF, Goldman Sachs Dynamic New York Municipal Income ETF, the Goldman Sachs Municipal income ETF, and the Goldman Sachs Ultra Short Municipal Income ETF Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund, which is an affiliated Underlying Money Market Fund. GSAM has agreed to waive a portion of its management fee payable by each Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Fund in which each Fund invests. For the six months ended February 28, 2026, the management fee waived by GSAM was $1,539, $264, 1,766 and $5, respectively.

B. Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Instruments Fund as of and for the six months ended February 28, 2026:

Dynamic California Municipal Income ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
	$520,451	$41,513,192	$(40,957,646)	$–	$–	$1,075,997	1,075,997	$37,562	$–

Dynamic New York Municipal Income ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
	70,975	8,408,691	(7,893,757)	–	–	585,909	585,909	6,258	–

56

GOLDMAN SACHS MUNICIPAL INCOME ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Municipal Income ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
	$464,900	$47,163,927	$(43,474,168)	$–	$–	$4,154,659	4,154,659	$40,665	$–

Ultra Short Municipal Income ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
	–	941,706	(934,353)	–	–	7,353	7,353	114	–

A fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended February 28, 2026, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Goldman Sachs Dynamic California Municipal Income ETF	$7,307,073	$704,205	$(16,737)
Goldman Sachs Dynamic New York Municipal Income ETF	597,582	—	—
Goldman Sachs Municipal Income ETF	31,915,951	675,000	—

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Dynamic California Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	850,000	$43,303,139	2,100,000	$103,595,457

Shares redeemed	—	—	—	—

	850,000	43,303,139	2,100,000	103,595,457

NET INCREASE IN SHARES	850,000	$43,303,139	2,100,000	$103,595,457

	Dynamic New York Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	250,000	$12,509,223	300,000	$14,562,164

Shares redeemed	—	—	—	—

	250,000	12,509,223	300,000	14,562,164

NET INCREASE IN SHARES	250,000	$12,509,223	300,000	$14,562,164

	Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	2,050,000	$104,988,780	1,750,000	$86,792,798

Shares redeemed	—	—	—	—

	2,050,000	104,988,780	1,750,000	86,792,798

NET INCREASE IN SHARES	2,050,000	$104,988,780	1,750,000	$86,792,798

	Ultra Short Municipal Income ETF

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	300,000	$15,094,872	200,000	$10,035,107

Shares redeemed	—	—	(25,000)	(1,253,403)

	300,000	15,094,872	175,000	8,781,704

NET INCREASE IN SHARES	300,000	$15,094,872	175,000	$8,781,704

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Dynamic California Municipal Income ETF	$55,337,105	$13,706,921

Dynamic New York Municipal Income ETF	15,644,977	3,355,000

Municipal Income ETF	116,908,661	21,710,000

Ultra Short Municipal Income ETF	19,098,674	10,260,000

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Municipal Income ETF	$5,034,001	$—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	Dynamic California	Dynamic New		Ultra Short
	Municipal Income ETF	York Municipal Income ETF	Municipal Income ETF	Municipal Income ETF

Capital loss carryforwards:

Perpetual Short-Term	$(1,512)	$(2,389)	$(1,884)	$(1,683)

Timing differences	(48,129)	(40,864)	(95,796)	(2,396)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF	Municipal Income ETF	Ultra Short Municipal Income ETF

Tax Cost	$151,556,165	$32,012,382	$198,898,153	$29,039,659

Gross unrealized gain	5,285,883	864,093	5,553,917	65,729

Gross unrealized loss	(7,464)	(21,248)	(27,665)	(2,284)

Net unrealized gain (loss)	$5,278,419	$842,845	$5,526,252	$63,445

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Geographic and Sector Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, a Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for a Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, each Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by each Fund. In addition, each Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets each Fund invests therein.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Funds’ Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Funds, including on the Funds’ liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (“NYSE Arca, Inc.”) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risk — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

9. OTHER RISKS (continued)

infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not a Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in a Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund, including on a Fund’s liquidity and the market price of a Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a Fund.

State/Territory Specific Risk —The Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Funds’ income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Valuation Risk — The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MUNIINCETFSAR-26

Goldman Sachs Buffer ETFs

GOLDMAN SACHS U.S. LARGE CAP BUFFER 1 ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 99.5%

94,700	SPDR Portfolio S&P 500 ETF
(Cost $7,620,488)		$7,647,972

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
9,582	3.571%	9,582
(Cost $9,582)

TOTAL INVESTMENTS – 99.6% (Cost $7,630,070)		$7,657,554

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		28,137

NET ASSETS – 100.0%		$7,685,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Representsan affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written option contracts:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	$76.21	04/01/2026	947	$7,217	$53,636	$100,619	$(46,983)
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	59.36	04/01/2026	947	5,621	5,371	16,336	(10,965)
Total purchased option contracts				1,894	$12,838	$59,007	$116,955	$(57,948)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	$84.23	04/01/2026	(947)	$(7,977)	$(14,902)	$(74,576)	$59,675
Puts
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	$68.19	04/01/2026	(947)	$(6,458)	$(15,190)	$(25,333)	$10,142
Total written option contracts				(1,894)	$(14,435)	$(30,092)	$(99,909)	$69,817

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS U.S. LARGE CAP BUFFER 3 ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 99.9%

120,700	SPDR Portfolio S&P 500 ETF
(Cost $8,679,856)		$9,747,732

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
7,244	3.571%	7,244
(Cost $7,244)

TOTAL INVESTMENTS – 100.0% (Cost $8,687,100)		$9,754,976

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(1,312)

NET ASSETS – 100.0%		$9,753,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written option contracts:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	$76.37	03/02/2026	1,207	$9,218	$196	$145,395	$(145,199)
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	59.49	03/02/2026	1,207	7,180	–	22,067	(22,067)
Total purchased option contracts				2,414	$16,398	$196	$167,462	$(167,266)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	$85.21	03/02/2026	(1,207)	$(10,285)	$–	$(78,655)	$78,656
Puts
SPDR Portfolio S&P 500 ETF	Morgan Stanley Co., Inc.	$68.33	03/02/2026	(1,207)	$(8,247)	$–	$(67,848)	$67,847
Total written option contracts				(2,414)	$(18,532)	$–	$(146,503)	$146,503

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFER ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 3 ETF

Assets:

Investments in unaffiliated issuers, at value (cost $7,620,488 and $8,679,856, respectively)	$7,647,972	$9,747,732
Investments in affiliated issuers, at value (cost $9,582 and $7,244, respectively)	9,582	7,244
Purchased Options, at value (premiums paid $116,955 and $167,462, respectively)	59,007	196
Cash	500	—
Receivables:
Dividends	82	30

Total assets	7,717,143	9,755,202

Liabilities:
Written options, at value (premiums received A$99,909 and $146,503, respectively)	30,092	—
Payables:
Management fees	1,360	1,538

Total liabilities	31,452	1,538

Net Assets:

Paid-in capital	6,541,511	8,737,204
Total distributable earnings	1,144,180	1,016,460

NET ASSETS	$7,685,691	$9,753,664

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	280,000	360,000

Net asset value per share:	$27.45	$27.09

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BUFFER ETFS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 3 ETF

Investment income:

Dividends — unaffiliated issuers	$104,051	$56,324

Dividends — affiliated issuers	235	506

Total Investment Income	104,286	56,830

Expenses:

Management fees	30,106	19,768

Trustee fees	4,759	3,431

Total expenses	34,865	23,199

Less — expense reductions	(1,400)	(953)

Net expenses	33,465	22,246

NET INVESTMENT INCOME	70,821	34,584

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

In-kind redemptions	1,419,759	100,620

Written Options In-kind redemptions	185,493	1,036

Purchased Options	(7,431)	—

Written Options	596	—

Purchased Options In-kind redemptions	(491,329)	(119,956)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(469,079)	468,702

Written options	57,130	156,513

Purchased Options	31,568	(179,394)

Net realized and unrealized gain	726,707	427,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$797,528	$462,105

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFER ETFS

Statements of Changes in Net Assets

	U.S. Large Cap Buffer 1 ETF		U.S. Large Cap Buffer 3 ETF
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Period December 30, 2024* to August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Period February 27, 2025* to August 31, 2025

From operations:

Net investment income	$70,821	$19,416	$34,584	$34,882

Net realized gain (loss)	1,107,088	(159,819)	(18,300)	(164,624)

Net change in unrealized gain (loss)	(380,381)	419,734	445,821	601,292

Net increase in net assets resulting from operations	797,528	279,331	462,105	471,550

Distributions to shareholders:

From distributable earnings	(92,498)	–	(98,140)	–

From share transactions:

Proceeds from sales of shares	22,638,498	7,975,621	1,089,198	12,334,484

Cost of shares redeemed	(21,934,084)	(1,978,705)	(544,946)	(3,960,587)

Net increase in net assets resulting from share transactions	704,414	5,996,916	544,252	8,373,897

TOTAL INCREASE	1,409,444	6,276,247	908,217	8,845,447

Net Assets:

Beginning of period	$6,276,247	$–	$8,845,447	$–

End of period	$7,685,691	$6,276,247	$9,753,664	$8,845,447

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS U.S. LARGE CAP BUFFER 1 ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

U.S. Large Cap Buffer 1 ETF

	For the Six Months Ended	For the Period December 30, 2024*
	February 28, 2026	to
	(Unaudited)	August 31, 2025

Per Share Operating Performance:

Net asset value, beginning of period	$ 26.15	$ 25.00

Net investment income(a)	0.14	0.09

Net realized and unrealized gain	1.25	1.06

Total from investment operations	1.39	1.15

Distributions to shareholders from net investment income	(0.09)	–

Net asset value, end of period	$ 27.45	$ 26.15

Market price, end of period	$ 27.40	$ 26.18

Total Return at Net Asset Value(b)	5.31%	4.60%

Net assets, end of period (in 000’s)	$ 7,686	$ 6,276

Ratio of net expenses to average net assets	0.48%(c)	0.48%(c)

Ratio of total expenses to average net assets	0.50%(c)	0.50%(c)

Ratio of net investment income to average net assets	1.02%(c)	0.53%(c)

Portfolio turnover rate(d)(e)	–%	–%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the period ended February 28, 2026.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. LARGE CAP BUFFER 3 ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout The Period

	U.S. Large Cap Buffer 3 ETF

	For the Six Months Ended	For the Period February 27, 2025*
	February 28, 2026	to
	(Unaudited)	August 31, 2025

Per Share Operating Performance:

Net asset value, beginning of period	$ 26.02	$ 25.00

Net investment income(a)	0.10	0.11

Net realized and unrealized gain	1.24	0.91

Total from investment operations	1.34	1.02

Distributions to shareholders from net investment income	(0.27)	–

Net asset value, end of period	$ 27.09	$ 26.02

Market price, end of period	$ 27.07	$ 26.01

Total Return at Net Asset Value(b)	5.20%	4.04%

Net assets, end of period (in 000’s)	$ 9,754	$ 8,845

Ratio of net expenses to average net assets	0.48%(c)	0.48%(c)

Ratio of total expenses to average net assets	0.50%(c)	0.50%(c)

Ratio of net investment income to average net assets	0.75%(c)	0.85%(c)

Portfolio turnover rate(d)(e)	–%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long-term sales for the period ended February 28, 2026.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs U.S. Large Cap Buffer 1 ETF	Non-Diversified

Goldman Sachs U.S. Large Cap Buffer 3 ETF	Non-Diversified

The investment objective of each Fund is to seek long-term capital appreciation. Each Fund seeks to achieve a total return, for a specified three month period (each, an “Outcome Period”), that corresponds generally, before fees and expenses, to the share price return of the SPDR® Portfolio S&P 500® ETF (SPLG) (the “Underlying ETF”) or other ETFs that track the S&P 500® Index (the “Underlying ETF’s Index”) up to a “cap” while providing a downside “buffer” and “deep downside protection” against losses over the Outcome Period.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

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GOLDMAN SACHS BUFFER ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

U.S. Large Cap Buffer 1 ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,647,972	$—	$—

Investment Companies	9,582	—	—

Total	$7,657,554	$—	$—

Derivative Type

Assets

Purchased Options Contracts	$—	$59,007	$—

Liabilities

Written Options Contracts	$—	$(30,092)	$—

U.S. Large Cap Buffer 3 ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$9,747,732	$—	$—

Investment Companies	7,244	—	—

Total	$9,754,976	$—	$—

Derivative Type

Assets

Purchased Options Contracts	$—	$196	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Large Cap Buffer 1 ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Purchased options at value	$59,007	Written options at value	$(30,092)

U.S. Large Cap Buffer 3 ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Purchased options at value	$196	Written options at value	$—

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

U.S. Large Cap Buffer 1 ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	$(312,671)	$88,698

U.S. Large Cap Buffer 3 ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	(118,920)	(22,881)

For the six months ended February 28, 2026, the relevant values for each derivative type was as follows:

	Average number of Contracts(a)
Fund	Purchased Options	Written Options

U.S. Large Cap Buffer 1 ETF	3,629	3,662

U.S. Large Cap Buffer 3 ETF	2,364	2,364

(a)

Amounts disclosed represent average number of contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

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GOLDMAN SACHS BUFFER ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs U.S. Large Cap Buffer 1 ETF	0.50%	0.48%

Goldman Sachs U.S. Large Cap Buffer 3 ETF	0.50%	0.48%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in an amount equal to acquired fund fees and expenses. These arrangements will remain in effect through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. For the six months ended February 28, 2026, GSAM waived $1,400, and $953 of the Funds’ management fees for U.S. Large Cap Buffer 1 ETF and U.S. Large Cap Buffer 3 ETF, respectively.

B.  Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the six months ended February 28, 2026:

U.S. Large Cap Buffer 1 ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	$–	$84,412	$(74,830)	$9,582	9,582	$235

U.S. Large Cap Buffer 3 ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
	39,104	165,424	(197,283)	7,244	7,244	506

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional

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Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs U.S. Large Cap Buffer 1 ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period December 30, 2024(a) to August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	840,000	$22,638,498	320,000	$7,975,621

Shares redeemed	(800,000)	(21,934,084)	(80,000)	(1,978,705)

NET INCREASE IN SHARES	40,000	$704,414	240,000	$5,996,916

(a) Commenced operations on December 30, 2024.
	Goldman Sachs U.S. Large Cap Buffer 3 ETF
	For the Six Months Ended February 28, 2026 (Unaudited)		For the Period February 27, 2025(a) to August 31, 2025

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	40,000	$1,089,198	500,000	$12,334,484

Shares redeemed	(20,000)	(544,946)	(160,000)	(3,960,587)

NET INCREASE IN SHARES	20,000	$544,252	340,000	$8,373,897

(a)	Commenced operations on February 27, 2025.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

U.S. Large Cap Buffer 1 ETF	$140,243	$—

U.S. Large Cap Buffer 3 ETF	444,469	—

16

GOLDMAN SACHS BUFFER ETFS

7. PORTFOLIO SECURITIES TRANSACTIONS ( continued )

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

U.S. Large Cap Buffer 1 ETF	$22,455,062	$22,250,843

U.S. Large Cap Buffer 3 ETF	540,056	602,925

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 3 ETF

Timing differences — (Straddle Loss Deferrals)	—	(4,756)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 3 ETF

Tax Cost	$7,747,025	$8,866,494

Gross unrealized gain	27,484	1,067,876

Gross unrealized loss	(116,955)	(179,394)

Net unrealized gain (loss)	$(89,471)	$888,482

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying ETF decreases over an Outcome Period in excess of the Initial Loss. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.

Capped Upside Return Risk — The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying ETF increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no

17

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS (continued)

ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure, the Buffer and Deep Downside Protection. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying ETF, and relationship of put and calls on the underlying Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap, the Buffer and Deep Downside Protection. The Cap may decrease from one Outcome Period to the next. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.

Deep Downside Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide Deep Downside Protection against losses if the value of the Underlying ETF decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Deep Downside Protection that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment despite the Deep Downside Protection. The Deep Downside Protection is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.

Derivatives Risk — The Fund’s use of options (including FLEX Options, as defined below), futures, credit default swaps, total return swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund and may expire worthless. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

FLEX Options Risk — The Fund utilizes FLexible EXchange® Options (“FLEX Options”) guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder

18

GOLDMAN SACHS BUFFER ETFS

9. OTHER RISKS (continued)

would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The U.S. Large Cap Buffer 1 ETF, and U.S. Large Cap Buffer 3 ETF are non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF, subject to the Buffer, Deep Downside Protection and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer up to the Deep Downside Protection.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could

19

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS (continued)

also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tracking Error Risk — Tracking error is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. The performance of the Underlying ETF may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Underlying ETF’s holding of cash, differences in accrual of dividends, changes to the Underlying ETF’s Index or the need to meet new or existing regulatory requirements. Unlike the Underlying ETF, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Underlying ETF will be negatively affected by general declines in the securities and asset classes represented in the Underlying ETF’s Index.

Underlying ETF Risk — The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The performance of the Fund (without regard to the Buffer, Deep Downside Protection or Cap) may diverge from that of the Underlying ETF for a number of reasons, including Fund fees and expenses.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

At a meeting held on December 9-10, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust (the “Trust”) approved a proposal to liquidate the Goldman Sachs U.S. Large Cap Buffer 1 ETF and the Goldman Sachs U.S. Large Cap Buffer 3 ETF (each, a “Fund”), each a series of the Trust. After careful consideration of a number of factors, the Board of Trustees concluded that it is advisable and in the best interest of each Fund and its shareholders to liquidate each Fund. Goldman Sachs U.S. Large Cap Buffer 1 ETF liquidated on April 7, 2026, and Goldman Sachs U.S. Large Cap Buffer 3 ETF liquidated on March 6, 2026, each pursuant to a Plan of Liquidation approved by the Board.

All other subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

20

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Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs Fundamental Equity Active ETFs Goldman Sachs Enhanced U.S. Equity ETF (GUSE) Goldman Sachs Growth Opportunities ETF (GSGO) Goldman Sachs Technology Opportunities ETF (GTOP) Goldman Sachs Value Opportunities ETF (GVLE)

Goldman Sachs Fundamental Equity Active ETFs

GOLDMAN SACHS ENHANCED U.S. EQUITY ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Aerospace & Defense – 2.7%
8,937	General Electric Co.	$3,058,777
6,536	Howmet Aerospace, Inc.	1,715,896
8,236	L3Harris Technologies, Inc.	3,002,352
3,265	Woodward, Inc.	1,262,771

		9,039,796

Automobile Components – 0.3%
13,971	Aptiv PLC*	1,027,427

Automobiles – 2.0%
16,533	Tesla, Inc.*	6,654,698

Banks – 3.2%
38,759	Bank of America Corp.	1,931,361
13,220	Citigroup, Inc.	1,456,712
18,175	JPMorgan Chase & Co.	5,457,952
12,966	Wintrust Financial Corp.	1,867,882

		10,713,907

Beverages – 1.8%
51,079	Coca-Cola Co. (The)	4,166,003
16,089	Coca-Cola Europacific Partners PLC (United Kingdom)	1,776,709

		5,942,712

Biotechnology – 0.3%
1,165	Argenx SE ADR (Netherlands)*	893,462

Broadline Retail – 3.7%
59,835	Amazon.com, Inc.*	12,565,350

Building Products – 0.3%
5,729	Advanced Drainage Systems, Inc.	981,607

Capital Markets – 3.2%
1,700	Blackrock, Inc.	1,807,491
17,896	Charles Schwab Corp. (The)	1,703,699
17,057	Morgan Stanley	2,840,161
2,434	MSCI, Inc.	1,391,834
13,148	Nasdaq, Inc.	1,151,502
11,338	Raymond James Financial, Inc.	1,735,621

		10,630,308

Chemicals – 2.2%
5,267	Linde PLC	2,676,057
5,333	Sherwin-Williams Co. (The)	1,933,692
35,754	Solstice Advanced Materials, Inc.	2,807,047

		7,416,796

Communications Equipment – 0.8%
8,765	Arista Networks, Inc.*	1,170,128
3,208	Motorola Solutions, Inc.	1,547,090

		2,717,218

Consumer Finance – 1.0%
11,135	Capital One Financial Corp.	2,178,452
16,103	Synchrony Financial	1,112,878

		3,291,330

Consumer Staples Distribution & Retail – 2.2%
2,219	Costco Wholesale Corp.	2,242,943
41,739	Walmart, Inc.	5,340,505

		7,583,448

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – 0.4%
29,395	International Paper Co.	$1,280,152

Electric Utilities – 1.2%
18,939	NextEra Energy, Inc.	1,775,910
65,038	PG&E Corp.	1,235,722
12,356	Xcel Energy, Inc.	1,029,996

		4,041,628

Electrical Equipment – 1.4%
4,168	Eaton Corp. PLC	1,566,835
2,202	GE Vernova, Inc.	1,923,667
3,050	Rockwell Automation, Inc.	1,242,722

		4,733,224

Electronic Equipment, Instruments & Components – 0.9%
11,802	Amphenol Corp., Class A	1,723,800
5,101	Jabil, Inc.	1,351,714

		3,075,514

Entertainment – 1.0%
6,901	Live Nation Entertainment, Inc.*	1,118,928
22,102	Netflix, Inc.*	2,127,097

		3,246,025

Financial Services – 4.2%
10,254	Berkshire Hathaway, Inc., Class B*	5,177,757
15,970	Fidelity National Information Services, Inc.	813,831
10,158	Mastercard, Inc., Class A	5,253,819
8,779	Visa, Inc., Class A	2,810,509

		14,055,916

Ground Transportation – 1.5%
30,141	CSX Corp.	1,286,719
11,935	Old Dominion Freight Line, Inc.	2,423,402
16,191	Uber Technologies, Inc.*	1,221,125

		4,931,246

Health Care Equipment & Supplies – 1.7%
23,306	Abbott Laboratories	2,711,653
23,076	Boston Scientific Corp.*	1,773,391
2,700	Intuitive Surgical, Inc.*	1,359,477

		5,844,521

Health Care Providers & Services – 0.6%
5,355	Cencora, Inc.	1,992,810

Hotels, Restaurants & Leisure – 0.9%
3,836	DoorDash, Inc., Class A*	676,939
23,539	Starbucks Corp.	2,307,293

		2,984,232

Household Durables – 0.4%
11,603	Lennar Corp., Class A	1,326,919

Household Products – 1.6%
32,936	Procter & Gamble Co. (The)	5,506,899

Industrial Conglomerates – 0.7%
10,169	Honeywell International, Inc.	2,477,067

Industrial REITs – 0.6%
13,657	Prologis, Inc. REIT	1,947,079

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED U.S. EQUITY ETF

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Insurance – 1.9%
4,769	Allstate Corp. (The)	$1,023,046
11,769	American Financial Group, Inc.	1,565,042
9,704	Marsh & McLennan Cos., Inc.	1,812,125
6,402	Travelers Cos., Inc. (The)	1,975,913

		6,376,126

Interactive Media & Services – 7.9%
32,452	Alphabet, Inc., Class A	10,117,235
24,016	Alphabet, Inc., Class C	7,479,303
13,858	Meta Platforms, Inc., Class A	8,982,479

		26,579,017

IT Services – 0.5%
4,308	International Business Machines Corp.	1,034,825
3,935	Snowflake, Inc.*	662,693

		1,697,518

Life Sciences Tools & Services – 1.4%
13,635	Agilent Technologies, Inc.	1,655,016
933	Mettler-Toledo International, Inc.*	1,275,122
3,367	Thermo Fisher Scientific, Inc.	1,754,578

		4,684,716

Machinery – 2.4%
3,986	Caterpillar, Inc.	2,960,920
21,739	Ingersoll Rand, Inc.	2,046,510
7,435	ITT, Inc.	1,504,918
18,875	Stanley Black & Decker, Inc.	1,632,499

		8,144,847

Metals & Mining – 0.3%
5,868	Steel Dynamics, Inc.	1,133,287

Multi-Utilities – 1.5%
17,438	Ameren Corp.	1,975,376
22,826	CMS Energy Corp.	1,782,026
11,336	Consolidated Edison, Inc.	1,275,527

		5,032,929

Oil, Gas & Consumable Fuels – 3.3%
9,598	Chevron Corp.	1,792,523
14,838	ConocoPhillips	1,683,519
9,103	Expand Energy Corp.	982,396
32,684	Exxon Mobil Corp.	4,984,310
10,571	Phillips 66	1,631,422

		11,074,170

Passenger Airlines – 0.4%
12,176	United Airlines Holdings, Inc.*	1,294,309

Pharmaceuticals – 4.6%
4,938	AstraZeneca PLC (United Kingdom)	1,029,326
4,903	Eli Lilly & Co.	5,157,907
23,862	Johnson & Johnson	5,928,037
27,881	Merck & Co., Inc.	3,452,225

		15,567,495

Real Estate Management & Development – 0.3%
6,264	CBRE Group, Inc., Class A*	924,942

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – 1.0%
10,135	AvalonBay Communities, Inc. REIT	$1,796,226
10,770	Equity LifeStyle Properties, Inc. REIT	723,313
7,237	Mid-America Apartment Communities, Inc. REIT	968,745

		3,488,284

Semiconductors & Semiconductor Equipment – 14.1%
11,504	Advanced Micro Devices, Inc.*	2,303,216
8,136	Applied Materials, Inc.	3,029,033
26,500	Broadcom, Inc.	8,468,075
1,435	KLA Corp.	2,187,729
7,707	Micron Technology, Inc.	3,178,135
138,895	NVIDIA Corp.	24,610,805
5,653	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,117,501
5,023	Teradyne, Inc.	1,607,511

		47,502,005

Software – 7.6%
2,268	AppLovin Corp., Class A*	986,058
3,803	Cadence Design Systems, Inc.*	1,146,224
983	Crowdstrike Holdings, Inc., Class A*	365,656
398	Fair Isaac Corp.*	560,925
4,168	Intuit, Inc.	1,704,837
37,906	Microsoft Corp.	14,887,203
12,337	Oracle Corp.	1,793,800
15,433	Palantir Technologies, Inc., Class A*	2,117,253
4,503	Salesforce, Inc.	877,140
3,434	Tyler Technologies, Inc.*	1,218,006

		25,657,102

Specialized REITs – 0.7%
11,605	American Tower Corp. REIT	2,226,535

Specialty Retail – 2.8%
337	AutoZone, Inc.*	1,265,630
11,174	Home Depot, Inc. (The)	4,254,165
8,937	Ross Stores, Inc.	1,837,805
13,306	TJX Cos., Inc. (The)	2,151,048

		9,508,648

Technology Hardware, Storage & Peripherals – 7.1%
72,942	Apple, Inc.	19,269,818
7,098	Dell Technologies, Inc., Class C	1,051,072
55,015	Hewlett Packard Enterprise Co.	1,181,172
12,205	NetApp, Inc.	1,208,661
4,377	Western Digital Corp.	1,224,247

		23,934,970

Wireless Telecommunication Services – 0.8%
12,570	T-Mobile US, Inc.	2,728,821

TOTAL COMMON STOCKS (Cost $225,597,169)		334,457,012

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED U.S. EQUITY ETF

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,121,641	3.589%	$2,121,641
(Cost $2,121,641)

TOTAL INVESTMENTS – 100.0% (Cost $227,718,810)		$336,578,653

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		151,277

NET ASSETS – 100.0%		$336,729,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GROWTH OPPORTUNITIES ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%

Aerospace & Defense – 1.8%
7,713	General Electric Co.	$2,639,851

Automobiles – 2.1%
7,659	Tesla, Inc.*	3,082,824

Banks – 2.1%
23,497	Bank of America Corp.	1,170,856
6,291	JPMorgan Chase & Co.	1,889,187

		3,060,043

Biotechnology – 1.4%
1,151	Argenx SE ADR (Netherlands)*	882,725
7,567	Insmed, Inc.*	1,129,980

		2,012,705

Broadline Retail – 5.0%
34,825	Amazon.com, Inc.*	7,313,250

Chemicals – 0.8%
3,407	Sherwin-Williams Co. (The)	1,235,344

Commercial Services & Supplies – 0.4%
3,509	Waste Connections, Inc.	604,004

Construction Materials – 0.9%
1,973	Martin Marietta Materials, Inc.	1,334,873

Consumer Finance – 0.8%
6,243	Capital One Financial Corp.	1,221,380

Consumer Staples Distribution & Retail – 1.8%
2,659	Costco Wholesale Corp.	2,687,691

Electrical Equipment – 4.1%
4,239	AMETEK, Inc.	1,014,054
4,224	Eaton Corp. PLC	1,587,886
1,850	GE Vernova, Inc.	1,616,160
4,490	Rockwell Automation, Inc.	1,829,450

		6,047,550

Electronic Equipment, Instruments & Components – 0.9%
5,225	Coherent Corp.*	1,352,909

Entertainment – 1.8%
3,098	Spotify Technology SA*	1,595,284
4,419	TKO Group Holdings, Inc.	989,282

		2,584,566

Financial Services – 2.4%
6,737	Mastercard, Inc., Class A	3,484,444

Ground Transportation – 1.3%
9,637	Old Dominion Freight Line, Inc.	1,956,793

Health Care Equipment & Supplies – 1.9%
10,702	Boston Scientific Corp.*	822,449
3,785	Intuitive Surgical, Inc.*	1,905,785

		2,728,234

Health Care Providers & Services – 0.7%
10,284	Guardant Health, Inc.*	965,668

Hotels, Restaurants & Leisure – 1.8%
7,840	DoorDash, Inc., Class A*	1,383,525
4,849	Wingstop, Inc.	1,258,364

		2,641,889

Shares	Description	Value

Common Stocks – (continued)

Household Durables – 0.3%
2,707	D.R. Horton, Inc.	$434,176

Interactive Media & Services – 10.4%
12,908	Alphabet, Inc., Class A	4,024,198
13,781	Alphabet, Inc., Class C	4,291,817
10,773	Meta Platforms, Inc., Class A	6,982,843

		15,298,858

IT Services – 1.2%
4,927	Cloudflare, Inc., Class A*	848,380
5,725	Snowflake, Inc.*	964,147

		1,812,527

Oil, Gas & Consumable Fuels – 1.7%
10,278	Targa Resources Corp.	2,423,552

Pharmaceuticals – 5.5%
4,876	AstraZeneca PLC (United Kingdom)	1,016,402
4,651	Eli Lilly & Co.	4,892,806
8,402	Johnson & Johnson	2,087,309

		7,996,517

Semiconductors & Semiconductor Equipment – 24.7%
10,718	Advanced Micro Devices, Inc.*	2,145,851
5,093	Applied Materials, Inc.	1,896,124
18,386	Broadcom, Inc.	5,875,246
1,089	KLA Corp.	1,660,235
13,521	Marvell Technology, Inc.	1,104,530
3,513	Micron Technology, Inc.	1,448,656
116,166	NVIDIA Corp.	20,583,453
6,570	Texas Instruments, Inc.	1,393,563

		36,107,658

Software – 13.0%
3,441	AppLovin Corp., Class A*	1,496,044
7,258	Datadog, Inc., Class A*	812,606
1,968	Intuit, Inc.	804,971
30,771	Microsoft Corp.	12,085,002
6,691	Oracle Corp.	972,871
13,505	Palantir Technologies, Inc., Class A*	1,852,751
22,963	Samsara, Inc., Class A*	663,631
2,849	Zscaler, Inc.*	418,774

		19,106,650

Specialty Retail – 1.7%
4,208	Home Depot, Inc. (The)	1,602,070
4,677	Ross Stores, Inc.	961,778

		2,563,848

Technology Hardware, Storage & Peripherals – 7.0%
38,783	Apple, Inc.	10,245,693

Textiles, Apparel & Luxury Goods – 0.8%
24,657	On Holding AG, Class A (Switzerland)*	1,146,057

Trading Companies & Distributors – 0.9%
1,492	United Rentals, Inc.	1,253,280

TOTAL COMMON STOCKS (Cost $63,695,969)		145,342,834

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES ETF

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,143,688	3.589%	$1,143,688
(Cost $1,143,688)

TOTAL INVESTMENTS – 100.0% (Cost $64,839,657)		$146,486,522

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(26,771)

NET ASSETS – 100.0%		$146,459,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Automobiles – 2.9%
42,611	Tesla, Inc.*	$17,151,354

Broadline Retail – 8.4%
49,990	Alibaba Group Holding Ltd. ADR (China)	7,204,059
127,552	Amazon.com, Inc.*	26,785,920
88,944	eBay, Inc.	8,081,452
4,010	MercadoLibre, Inc. (Brazil)*	7,047,896

		49,119,327

Communications Equipment – 3.9%
73,320	Arista Networks, Inc.*	9,788,220
26,787	Motorola Solutions, Inc.	12,918,299

		22,706,519

Electronic Equipment, Instruments & Components – 1.6%
35,409	Coherent Corp.*	9,168,452

Entertainment – 1.9%
21,483	Spotify Technology SA*	11,062,456

Financial Services – 4.7%
23,720	Mastercard, Inc., Class A	12,268,221
47,600	Visa, Inc., Class A	15,238,664

		27,506,885

Hotels, Restaurants & Leisure – 1.5%
48,082	DoorDash, Inc., Class A*	8,485,030

Interactive Media & Services – 13.5%
173,190	Alphabet, Inc., Class C	53,936,561
39,143	Meta Platforms, Inc., Class A	25,371,710

		79,308,271

IT Services – 4.3%
30,021	Cloudflare, Inc., Class A*	5,169,316
99,275	Shopify, Inc., Class A (Canada)*	11,985,471
47,824	Snowflake, Inc.*	8,054,040

		25,208,827

Semiconductors & Semiconductor Equipment – 36.5%
72,848	Advanced Micro Devices, Inc.*	14,584,898
46,580	Applied Materials, Inc.	17,341,734
61,538	Broadcom, Inc.	19,664,468
9,128	KLA Corp.	13,916,092
122,893	Marvell Technology, Inc.	10,039,129
37,100	Micron Technology, Inc.	15,298,927
461,299	NVIDIA Corp.	81,737,570
76,306	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	28,582,702
59,771	Texas Instruments, Inc.	12,678,027

		213,843,547

Software – 12.6%
22,820	AppLovin Corp., Class A*	9,921,451
20,354	Cadence Design Systems, Inc.*	6,134,696
66,454	Datadog, Inc., Class A*	7,440,190
15,643	Intuit, Inc.	6,398,456
64,131	Microsoft Corp.	25,186,809
42,927	Palantir Technologies, Inc., Class A*	5,889,155
289,448	Samsara, Inc., Class A*	8,365,047

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
29,646	Zscaler, Inc.*	$4,357,666

		73,693,470

Specialized REITs – 3.0%
18,133	Equinix, Inc. REIT	17,666,257

Technology Hardware, Storage & Peripherals – 4.3%
95,068	Apple, Inc.	25,115,064

TOTAL COMMON STOCKS (Cost $327,186,596)		580,035,459

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,522,264	3.589%	5,522,264
(Cost $5,522,264)

TOTAL INVESTMENTS – 100.0% (Cost $332,708,860)		$585,557,723

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(70,219)

NET ASSETS – 100.0%		$585,487,504

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VALUE OPPORTUNITIES ETF

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 2.4%
2,872	L3Harris Technologies, Inc.	$1,046,959

Banks – 8.4%
36,105	Bank of America Corp.	1,799,112
6,111	JPMorgan Chase & Co.	1,835,133

		3,634,245

Broadline Retail – 3.8%
7,830	Amazon.com, Inc.*	1,644,300

Capital Markets – 4.3%
11,167	Morgan Stanley	1,859,417

Chemicals – 2.6%
3,094	Sherwin-Williams Co. (The)	1,121,853

Communications Equipment – 2.7%
8,687	Arista Networks, Inc.*	1,159,715

Consumer Finance – 3.7%
8,198	Capital One Financial Corp.	1,603,857

Consumer Staples Distribution & Retail – 3.5%
11,798	Walmart, Inc.	1,509,554

Containers & Packaging – 2.1%
20,938	International Paper Co.	911,850

Electric Utilities – 2.3%
10,750	NextEra Energy, Inc.	1,008,027

Electrical Equipment – 5.7%
2,920	Eaton Corp. PLC	1,097,686
3,426	Rockwell Automation, Inc.	1,395,924

		2,493,610

Electronic Equipment, Instruments & Components – 1.6%
2,649	Coherent Corp.*	685,906

Ground Transportation – 2.8%
5,995	Old Dominion Freight Line, Inc.	1,217,285

Health Care Equipment & Supplies – 4.8%
11,733	Abbott Laboratories	1,365,135
9,597	Boston Scientific Corp.*	737,529

		2,102,664

Hotels, Restaurants & Leisure – 2.6%
11,680	Starbucks Corp.	1,144,874

Household Products – 2.1%
5,549	Procter & Gamble Co. (The)	927,793

Industrial Conglomerates – 7.2%
7,616	3M Co.	1,259,077
7,575	Honeywell International, Inc.	1,845,194

		3,104,271

Interactive Media & Services – 5.0%
6,998	Alphabet, Inc., Class A	2,181,696

Life Sciences Tools & Services – 3.3%
2,738	Thermo Fisher Scientific, Inc.	1,426,799

Multi-Utilities – 3.6%
13,946	Ameren Corp.	1,579,803

Oil, Gas & Consumable Fuels – 6.0%
10,588	Chevron Corp.	1,977,415

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
5,804	Expand Energy Corp.	$626,368

		2,603,783

Pharmaceuticals – 3.7%
6,419	Johnson & Johnson	1,594,672

Residential REITs – 2.0%
4,870	AvalonBay Communities, Inc. REIT	863,110

Semiconductors & Semiconductor Equipment – 7.3%
3,114	Advanced Micro Devices, Inc.*	623,454
2,629	Applied Materials, Inc.	978,777
3,769	Micron Technology, Inc.	1,554,222

		3,156,453

Specialty Retail – 2.5%
6,653	TJX Cos., Inc. (The)	1,075,524

Wireless Telecommunication Services – 2.5%
4,950	T-Mobile US, Inc.	1,074,596

TOTAL COMMON STOCKS (Cost $37,864,033)		42,732,616

Shares	Dividend Rate	Value

Investment Company – 1.5%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
668,152	3.589%	668,152
(Cost $668,152)

TOTAL INVESTMENTS – 100.0% (Cost $38,532,185)		$43,400,768

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		15,247

NET ASSETS – 100.0%		$43,416,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Enhanced U.S. Equity ETF		Growth Opportunities ETF		Technology Opportunities ETF		Value Opportunities ETF

Assets:

Investments in unaffiliated issuers, at value (cost $225,597,169, $63,695,969, $327,186,596 and $37,864,033, respectively)	$334,457,012		$145,342,834		$580,035,459		$42,732,616
Investments in affiliated issuers, at value (cost $2,121,641, $1,143,688, $5,522,264 and $668,152, respectively)	2,121,641		1,143,688		5,522,264		668,152
Cash	33,856		—		—		7,242
Receivables:
Dividends	283,010		77,823		244,245		81,757
Investments sold	—		—		2,267,010		652,962
Other assets	40,981		12,435		—		—

Total assets	336,936,500		146,576,780		588,068,978		44,142,729

Liabilities:

Payables:
Accrued professional fees	69,387		31,382		48,106		32,095
Custody, accounting and administrative services	41,527		27,610		54,537		18,240
Investments purchased	35,645		—		—		631,898
Management fees	33,347		21,747		125,575		6,360
Accrued Miscellaneous expense	24,577		23,991		26,747		23,590
Accrued Printing and mailing costs	1,509		11,584		35,468		13,992
Fund shares redeemed	—		—		2,275,194		—
Distribution and Service fees and Transfer Agency fees	—		238		—		—
Accrued expenses	578		477		15,847		539

Total liabilities	206,570		117,029		2,581,474		726,714

Net Assets:

Paid-in capital	171,515,838		35,793,230		182,872,170		34,657,883
Total distributable earnings	165,214,092		110,666,521		402,615,334		8,758,132

NET ASSETS	$336,729,930		$146,459,751		$585,487,504		$43,416,015

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	8,187,760	(a)	3,804,554	(b)	15,440,110	(c)	1,034,492	(d)

Net asset value per share:	$41.13		$38.50		$37.92		$41.97

(a)

Goldman Sachs Enhanced U.S. Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Enhanced U.S. Equity Fund (“EUSE Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the EUSE Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Enhanced U.S. Equity ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the EUSE Predecessor Fund’s Institutional Class Shares. The EUSE Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)

Goldman Sachs Growth Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Strategic Growth Fund (“SG Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the SG Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Growth Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the SG Predecessor Fund’s Institutional Class Shares. The SG Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(c)

Goldman Sachs Technology Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Technology Opportunities Fund (“TO Predecessor Fund”) in a reorganization that occurred as of the close of business on December 5, 2025. Performance and financial history of the TO Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Technology Opportunities ETF and will be used going forward. As a result, the information prior to December 5, 2025, reflects that of the TO Predecessor Fund’s Institutional Class Shares. The TO Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(d)

Goldman Sachs Value Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Focused Value Fund (“FV Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the FV Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Value Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the FV Predecessor Fund’s Institutional Class Shares. The FV Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statements of Operations February 28, 2026 (Unaudited)

	Enhanced U.S. Equity ETF(a)	Growth Opportunities ETF(b)	Technology Opportunities ETF(c)	Value Opportunities ETF(d)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $2,865, $391, $33,682 and $253, respectively)	$1,822,373	$390,068	$1,393,625	$362,620

Dividends — affiliated issuers	51,303	25,793	196,857	12,220

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	100	982	3,976	—

Total Investment Income	1,873,776	416,843	1,594,458	374,840

Expenses:

Management fees	774,175	485,618	3,207,665	137,044

Professional fees	184,415	47,908	73,059	49,754

Registration fees	139,398	60,994	108,450	79,330

Transfer Agency fees	45,559	28,502	241,132	5,421

Printing and mailing costs	33,236	27,260	97,343	22,078

Distribution and/or Service (12b-1) fees	30,720	30,853	341,141	1,195

Custody, accounting and administrative services	23,280	13,607	36,198	12,495

Trustee fees	10,248	9,973	14,293	9,896

Service fees —	1,826	3,256	24,231	126

Other	28,330	25,589	32,668	24,373

Total expenses	1,271,187	733,560	4,176,180	341,712

Less — expense reductions	(476,312)	(229,182)	(1,054,120)	(204,589)

Net expenses	794,875	504,378	3,122,060	137,123

NET INVESTMENT INCOME (LOSS)	1,078,901	(87,535)	(1,527,602)	237,717

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	19,776,004	34,118,346	215,091,999	1,505,419

In-kind redemptions	49,553,069	14,668,235	—	2,498,859

Foreign currency transactions	(385)	6	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(43,657,236)	(42,774,949)	(182,439,823)	(2,492,209)

Foreign currency translations	—	3	—	5

Net realized and unrealized gain	25,671,452	6,011,641	32,652,176	1,512,074

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,750,353	$5,924,106	$31,124,574	$1,749,791

(a) Goldman Sachs Enhanced U.S. Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Enhanced U.S. Equity Fund (“EUSE Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the EUSE Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Enhanced U.S. Equity ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the EUSE Predecessor Fund’s Institutional Class Shares. The EUSE Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b) Goldman Sachs Growth Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Strategic Growth Fund (“SG Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the SG Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Growth Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the SG Predecessor Fund’s Institutional Class Shares. The SG Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(c) Goldman Sachs Technology Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Technology Opportunities Fund (“TO Predecessor Fund”) in a reorganization that occurred as of the close of business on December 5, 2025. Performance and financial history of the TO Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Technology Opportunities ETF and will be used going forward. As a result, the information prior to December 5, 2025, reflects that of the TO Predecessor Fund’s Institutional Class Shares. The TO Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statements of Operations (continued) February 28, 2026 (Unaudited)

(d) Goldman Sachs Value Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Focused Value Fund (“FV Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the FV Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Value Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the FV Predecessor Fund’s Institutional Class Shares. The FV Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statements of Changes in Net Assets

	Enhanced U.S. Equity ETF(a)		Growth Opportunities ETF(b)

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$1,078,901	$2,760,008	$(87,535)	$(564,573)

Net realized gain	69,328,688	9,775,930	48,786,587	25,930,692

Net change in unrealized gain (loss)	(43,657,236)	47,040,002	(42,774,946)	17,587,594

Net increase in net assets resulting from operations	26,750,353	59,575,940	5,924,106	42,953,713

Distributions to shareholders:

Class A Shares	–	(689,684)	–	(3,265,749)

Class C Shares	–	(71,096)	–	(201,375)

Institutional Shares	(22,478,355)	(2,153,683)	(43,752,590)	(3,230,319)

Service Shares	–	–	–	(98,126)

Investor Shares	–	(748,134)	–	(1,455,697)

Class R6 Shares	–	(556,892)	–	(380,647)

Class R Shares	–	(11,722)	–	(130,929)

Class P Shares	–	(5,096,372)	–	(4,763,573)

Total distributions to shareholders	(22,478,355)	(9,327,583)	(43,752,590)	(13,526,415)

From share transactions:

Proceeds from sales of shares	65,349,533	133,217,066	18,566,063	19,742,886

Proceeds received in connection with merger	–	21,250,425	–	–

Reinvestment of distributions	19,942,531	9,310,592	42,910,098	13,316,185

Cost of shares redeemed	(207,898,876)	(103,164,627)	(75,284,477)	(51,682,411)

Net increase (decrease) in net assets resulting from share transactions	(122,606,812)	60,613,456	(13,808,316)	(18,623,340)

TOTAL INCREASE (DECREASE)	(118,334,814)	110,861,813	(51,636,800)	10,803,958

Net Assets:

Beginning of period	$455,064,744	$344,202,931	$198,096,551	$187,292,593

End of period	$336,729,930	$455,064,744	$146,459,751	$198,096,551

(a)

Goldman Sachs Enhanced U.S. Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Enhanced U.S. Equity Fund (“EUSE Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the EUSE Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Enhanced U.S. Equity ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the EUSE Predecessor Fund’s Institutional Class Shares. The EUSE Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)

Goldman Sachs Growth Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Strategic Growth Fund (“SG Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the SG Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Growth Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the SG Predecessor Fund’s Institutional Class Shares. The SG Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statements of Changes in Net Assets (continued)

	Technology Opportunities ETF(a)		Value Opportunities ETF(b)

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$(1,527,602)	$(3,914,225)	$237,717	$744,532

Net realized gain	215,091,999	145,069,858	4,004,278	6,809,999

Net change in unrealized gain (loss)	(182,439,823)	50,338,482	(2,492,204)	(2,965,642)

Net increase in net assets resulting from operations	31,124,574	191,494,115	1,749,791	4,588,889

Distributions to shareholders:

Class A Shares	–	(18,373,555)	–	(122,318)

Class C Shares	–	(1,466,043)	–	(13,203)

Institutional Shares	(188,464,515)	(4,834,784)	(6,180,778)	(460,339)

Service Shares	–	(531,742)	–	–

Investor Shares	–	(1,188,312)	–	(402,420)

Class R6 Shares	–	(3,080,839)	–	(176,320)

Class R Shares	–	–	–	(1,334)

Class P Shares	–	(4,584,849)	–	(3,864,721)

Total distributions to shareholders	(188,464,515)	(34,060,124)	(6,180,778)	(5,040,655)

From share transactions:

Proceeds from sales of shares	77,778,367	116,702,005	6,725,769	10,430,799

Reinvestment of distributions	179,458,891	32,709,127	5,671,308	5,040,654

Cost of shares redeemed	(417,198,725)	(188,983,919)	(23,673,475)	(12,580,800)

Net increase (decrease) in net assets resulting from share transactions	(159,961,467)	(39,572,787)	(11,276,398)	2,890,653

TOTAL INCREASE (DECREASE)	(317,301,408)	117,861,204	(15,707,385)	2,438,887

Net Assets:

Beginning of period	$902,788,912	$784,927,708	$59,123,400	$56,684,513

End of period	$585,487,504	$902,788,912	$43,416,015	$59,123,400

(a)

Goldman Sachs Technology Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Technology Opportunities Fund (“TO Predecessor Fund”) in a reorganization that occurred as of the close of business on December 5, 2025. Performance and financial history of the TO Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Technology Opportunities ETF and will be used going forward. As a result, the information prior to December 5, 2025, reflects that of the TO Predecessor Fund’s Institutional Class Shares. The TO Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)

Goldman Sachs Value Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Focused Value Fund (“FV Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the FV Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Value Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the FV Predecessor Fund’s Institutional Class Shares. The FV Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED U.S. EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Enhanced U.S. Equity ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$24.15		$21.84	$17.62	$15.53	$18.56	$15.01

Net investment income(b)	0.19		0.16	0.16	0.15	0.13	0.09

Net realized and unrealized gain (loss)	18.37		2.66	4.28	2.59	(2.04)	4.31

Total from investment operations	18.56		2.82	4.44	2.74	(1.91)	4.40

Distributions to shareholders from net investment income	(0.29)		(0.13)	(0.08)	(0.12)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(1.29)		(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(1.58)		(0.51)	(0.22)	(0.65)	(1.12)	(0.85)

Net asset value, end of period	$41.13		$24.15	$21.84	$17.62	$15.53	$18.56

Market price, end of period	$41.08		$–	$–	$–	$–	$–

Total Return at Net Asset Value(c)	15.19%		13.00%	25.46%	18.30%	(11.10)%	30.62%

Net assets, end of period (in 000’s)	$336,730		$94,697	$46,799	$12,776	$8,832	$4,514

Ratio of net expenses to average net assets	0.43	%(d)	0.56%	0.57%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets	0.69	%(d)	0.72%	0.89%	1.18%	1.24%	1.46%

Ratio of net investment income to average net assets	0.58	%(d)	0.70%	0.82%	0.91%	0.78%	0.54%

Portfolio turnover rate(e)	45%		73%	79%	63%	49%	43%

(a)

Goldman Sachs Enhanced U.S. Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Enhanced U.S. Equity Fund (“EUSE Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the EUSE Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Enhanced U.S. Equity ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the EUSE Predecessor Fund’s Institutional Class Shares. The EUSE Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH OPPORTUNITIES ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Growth Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$15.04		$12.86	$10.69	$9.72	$14.50	$12.88

Net investment loss(b)	(0.02)		(0.03)	(0.01)	– (c)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	27.09		3.12	2.68	1.95	(3.24)	3.42

Total from investment operations	27.07		3.09	2.67	1.95	(3.27)	3.39

Distributions to shareholders from net realized gains	(3.61)		(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of period	$38.50		$15.04	$12.86	$10.69	$9.72	$14.50

Market price, end of period	$38.46		$–	$–	$–	$–	$–

Total Return at Net Asset Value(d)	14.64%		24.63%	25.86%	22.54%	(25.16)%	29.65%

Net assets, end of period (in 000’s)	$146,460		$49,367	$50,267	$40,849	$39,300	$62,894

Ratio of net expenses to average net assets	0.60	%(e)	0.75%	0.75%	0.76%	0.75%	0.75%

Ratio of total expenses to average net assets	0.87	%(e)	0.95%	0.96%	1.00%	0.92%	0.93%

Ratio of net investment loss to average net assets	(0.10	)%(e)	(0.23)%	(0.13)%	(0.03)%	(0.25)%	(0.23)%

Portfolio turnover rate(f)	29%		38%	39%	33%	24%	31%

(a)

Goldman Sachs Growth Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Strategic Growth Fund (“SG Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the SG Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Growth Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the SG Predecessor Fund’s Institutional Class Shares. The SG Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$40.60		$33.53	$25.82	$25.38	$41.40	$34.57

Net investment loss(b)	(0.17)		(0.01)	(0.06)	(0.05)	(0.13)	(0.16)

Net realized and unrealized gain (loss)	5.75		8.42	7.77	4.48	(10.59)	9.64

Total from investment operations	5.58		8.30	7.71	4.43	(10.72)	9.48

Distributions to shareholders from net realized gains	(8.26)		(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of period	$37.92		$40.60	$33.53	$25.82	$25.38	$41.40

Market price, end of period	$37.75		$–	$–	$–	$–	$–

Total Return at Net Asset Value(c)	14.28%		25.07%	29.86%	22.37%	(29.38)%	29.42%

Net assets, end of period (in 000’s)	$585,488		$147,013	$129,278	$91,673	$97,095	$190,705

Ratio of net expenses to average net assets	0.81	%(d)	0.89%	0.88%	0.93%	0.97%	0.98%

Ratio of total expenses to average net assets	1.09	%(d)	1.03%	1.03%	1.06%	1.04%	1.04%

Ratio of net investment loss to average net assets	(0.40	)%(d)	(0.32)%	(0.21)%	(0.22)%	(0.40)%	(0.44)%

Portfolio turnover rate(e)	38%		60%	37%	36%	51%	41%

(a)

Goldman Sachs Technology Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Technology Opportunities Fund (“TO Predecessor Fund”) in a reorganization that occurred as of the close of business on December 5, 2025. Performance and financial history of the TO Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Technology Opportunities ETF and will be used going forward. As a result, the information prior to December 5, 2025, reflects that of the TO Predecessor Fund’s Institutional Class Shares. The TO Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VALUE OPPORTUNITIES ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Value Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$16.17		$16.31	$13.46	$13.14	$14.92	$11.29

Net investment income(b)	0.19		0.20	0.22	0.19	0.16	0.11

Net realized and unrealized gain (loss)	27.89		1.13	2.86	1.46	(0.97)	3.77

Total from investment operations	28.08		1.33	3.08	1.65	(0.81)	3.88

Distributions to shareholders from net investment income	(0.47)		(0.21)	(0.20)	(0.16)	(0.11)	(0.01)

Distributions to shareholders from net realized gains	(1.81)		(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(2.28)		(1.47)	(0.23)	(1.33)	(0.97)	(0.25)

Net asset value, end of period	$41.97		$16.17	$16.31	$13.46	$13.14	$14.92

Market price, end of period	$41.94		$–	$–	$–	$–	$–

Total Return at Net Asset Value(c)	6.66%		8.33%	23.16%	13.13%	(5.98)%	34.80%

Net assets, end of period (in 000’s)	$43,416		$5,253	$4,836	$2,310	$2,167	$5,999

Ratio of net expenses to average net assets	0.57	%(d)	0.69%	0.69%	0.71%	0.73%	0.73%

Ratio of total expenses to average net assets	1.41	%(d)	1.30%	1.33%	1.36%	1.41%	1.65%

Ratio of net investment income to average net assets	0.98	%(d)	1.29%	1.50%	1.46%	1.10%	0.82%

Portfolio turnover rate(e)	43%		109%	85%	82%	78%	78%

(a)

Goldman Sachs Value Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Focused Value Fund (“FV Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the FV Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Value Opportunities ETF Fund and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the FV Predecessor Fund’s Institutional Class Shares. The FV Predecessor Fund ceased operations as of the date of the reorganization (See Note 1).

(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Enhanced U.S. Equity ETF(a)	Diversified

Goldman Sachs Growth Opportunities ETF(a)	Non-Diversified

Goldman Sachs Technology Opportunities ETF(b)	Diversified

Goldman Sachs Value Opportunities ETF(a)	Non-Diversified

(a) Commenced operations on November 14, 2025. (b) Commenced operations on December 5, 2025.

Pursuant to Agreements and Plans of Reorganization and Liquidation previously approved by the Board of Trustees of Goldman Sachs Trust, the Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Focused Value Fund, and Goldman Sachs Technology Opportunities Fund (each, an “Acquired Fund”) were reorganized into the Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Value Opportunities ETF, and Goldman Sachs Technology Opportunities ETF (each, an “Acquiring Fund”), respectively (each, a “Reorganization”). The Reorganizations for the Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs Focused Value Fund were effective as of the close of business on November 14, 2025, and the Reorganization for the Goldman Sachs Technology Opportunities Fund was effective as of the close of business on December 5, 2025 (each, a “Closing Date”).

Following the Reorganizations, the Acquired Funds’ performance (Institutional Class Shares) and financial history were adopted by the respective Acquiring Funds. In connection with the Reorganizations, each shareholder of each Acquired Fund (except as noted below) received shares of the respective surviving Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the applicable Closing Date, including a cash payment in lieu of fractional shares of the respective Acquiring Fund, which might have been taxable. Shareholders of the Acquired Funds who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganizations had their Acquired Fund shares exchanged for shares of Goldman Sachs Financial Square Government Fund equal in value to their Acquired Fund shares. Each Acquiring Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as each respective Acquired Fund. Effective as of the close of business on the applicable Closing Date, the Acquired Funds ceased operations in connection with the consummation of their respective Reorganization.

Costs incurred by the Acquiring Funds and the Acquired Funds associated with the Reorganizations (including the legal costs associated with the Reorganizations) were borne by the investment adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Acquiring Funds or Acquired Funds associated with the Reorganizations, including any brokerage fees and expenses incurred by the Acquiring Funds or Acquired Funds related to the disposition and acquisition of assets as part of the Reorganizations. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Acquiring Funds and the Acquired Funds. The management fee of each Acquiring Fund is lower than those of each respective Acquired Fund, and the Acquiring Funds employ a unitary fee structure pursuant to which the investment adviser bears all operating expenses of the Funds, subject to limited exceptions, and thus are expected to result in lower net expense ratios than each share class of the respective Acquired Fund. The Reorganizations did not result in a material change to the Acquired Funds’ portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Acquiring Funds.

The Acquiring Funds did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio. Accordingly, the Reorganizations of the Acquired Funds did not affect the corresponding Acquiring Fund’s portfolio turnover ratio for the period ended February 28, 2026.

19

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

1. ORGANIZATION (continued)

The investment objective of each Fund, except the Goldman Sachs Value Opportunities ETF, is to seek long-term growth of capital. The investment objective of the Goldman Sachs Value Opportunities ETF is to seek long-term capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM or the Investment Adviser”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF, and Goldman Sachs Value Opportunities ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually for the Funds.

20

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments.

21

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

Enhanced U.S. Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,117,501	$—	$—

Europe	3,699,497	—	—

North America	328,640,014	—	—

Investment Company	2,121,641	—	—

Total	$336,578,653	$—	$—

22

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Growth Opportunities ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,045,184	$—	$—

North America	142,297,650	—	—

Investment Company	1,143,688	—	—

Total	$146,486,522	$—	$—

Technology Opportunities ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$35,786,761	$—	$—

North America	537,200,802	—	—

South America	7,047,896	—	—

Investment Company	5,522,264	—	—

Total	$585,557,723	$—	$—

Value Opportunities ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$42,732,616	$—	$—

Investment Company	668,152	—	—

Total	$43,400,768	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

23

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2026, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Unitary Management Fee

Enhanced U.S. Equity ETF(1)	0.30%

Growth Opportunities ETF(2)	0.45%

Technology Opportunities ETF(3)	0.65%

Value Opportunities ETF(4)	0.45%

(1)	For the period November 14, 2025 through Feb 28, 2026. Prior to November 14, 2025, the effective rate and net management rate for the Acquired Fund with GSAM was 0.55% and 0.52%, respectively.
(2)	For the period November 14, 2025 through Feb 28, 2026. Prior to November 14, 2025, the effective rate and net management rate for the Acquired Fund with GSAM was 0.71% and 0.71%, respectively.
(3)	For the period December 5, 2025 through Feb 28, 2026. Prior to December 5, 2025, the effective rate and net management rate for the Acquired Fund with GSAM was 0.94% and 0.85%, respectively.
(4)	For the period November 14, 2025 through Feb 28, 2026. Prior to November 14, 2025, the effective rate and net management rate for the Acquired Fund with GSAM was 0.69% and 0.65%, respectively.

The Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF, and Goldman Sachs Value Opportunities ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the affiliated Underlying Fund. For the six months ended February 28, 2026, the management fee waived by GSAM for each Fund was as follows:

	Management	Transfer Agency	Distribution and	Other Expense	Total Expense
Fund	Fee Waiver	Waiver/Credits	Service Fee Waiver	Reimbursements	Reductions

Enhanced U.S. Equity ETF	$28,339	$–	$32,546	$415,427	$476,312

Growth Opportunities ETF	1,125	10,228	34,110	183,719	229,182

Technology Opportunities ETF	227,178	109,305	365,371	352,266	1,054,120

Value Opportunities ETF	5,205	604	1,320	197,460	204,589

B. Distribution and/or Service (12b-1) Plans — Prior to the applicable Closing Date, the Goldman Sachs Trust, on behalf of Class A, Class C, Service and Class R Shares of each Acquired Fund, had adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act.

Under the Distribution and Service Plans, Goldman Sachs, which served as distributor (the “Distributor”), was entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Acquired Funds, as set forth below.

The Goldman Sachs Trust had adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provided for compensation to the service organizations equal to an

24

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Effective July 1, 2025 until the applicable Closing Date, all Distribution and/or Service (Rule 12b-1) Plan fees on all applicable share classes of the Acquired Funds were waived.

C. Distribution Agreement — Prior to the applicable Closing Date, Goldman Sachs, as Distributor of the shares of the Acquired Funds pursuant to a Distribution Agreement, could retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the period June 20, 2025 through the applicable Closing Date, Goldman Sachs did not retain any front-end sales charges.

D. Transfer Agency Agreement — Prior to the applicable Closing Date, Goldman Sachs also served as the transfer agent of the Acquired Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services were accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Acquired Funds; 0.03% of the average daily net assets of Class R6 and Class P Shares of the Acquired Funds; and 0.04% of the average daily net assets of Institutional Shares and Service Shares of the Acquired Funds.

E. Other Expense Agreements and Affiliated Transactions — Prior to the applicable Closing Date, GSAM had agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Acquired Funds. Such Other Expense reimbursements, if any, were accrued daily and paid monthly. In addition, the Acquired Funds were not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Acquired Funds were 0.004%. These Other Expense limitations remained in place until the applicable Closing Date. In addition, the Acquired Funds had entered into certain offset arrangements with the transfer agent, which may have resulted in a reduction of the Acquired Funds’ expenses and were received irrespective of the application of the “Other Expense” limitations described above. For the period September 1, 2025 to November 14, 2025, these Other Expense reimbursements for Enhanced U.S. Equity Fund, Focused Value Fund, and Strategic Growth Fund were $415,427, $197,459, and $183,719, respectively. For the period September 1, 2025 to December 5, 2025, the Other Expense reimbursements for Technology Opportunities Fund was $352,266.

F. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. and Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 28, 2026:

25

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Enhanced U.S. Equity ETF

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$421,734	$51,303	$(24,604,728)	$–	$–	$2,121,641	2,121,641	$51,303	$–

Growth Opportunities ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$119,062	$9,771,884	$(8,747,258)	$–	$–	$1,143,688	1,143,688	$25,793	$–

Technology Opportunities ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$2,754,186	$80,203,488	$(77,435,410)	$–	$–	$5,522,264	5,522,264	$196,857	$–

Value Opportunities ETF
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$527,566	$4,170,035	$(4,029,449)	$–	$–	$668,152	668,152	$12,220	$–

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market

26

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs Enhanced U.S. Equity ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	—	$—	447,009	$8,983,441

Reinvestment of distributions	—	—	32,547	678,565

Shares redeemed	—	—	(340,871)	(6,983,384)

	—	—	596,827	9,596,124

Class C Shares

Shares sold	—	—	26,468	432,949

Reinvestment of distributions	—	—	4,255	71,096

Shares redeemed	—	—	(79,136)	(1,279,263)

	—	—	(6,621)	(269,258)

Institutional Shares

Shares sold	1,661,617	65,349,533	3,342,691	74,104,406

Reinvestment of distributions	854,156	19,942,531	92,743	2,147,811

Shares redeemed	(6,860,783)	(207,898,876)	(1,740,753)	(39,240,058)

	(4,345,010)	(122,606,812)	1,778,099	38,411,568

Investor Shares

Shares sold	—	—	858,326	18,718,178

Reinvestment of distributions	—	—	33,156	748,134

Shares redeemed	—	—	(915,880)	(19,938,712)

	—	—	6,547	33,327

Class R6 Shares

Shares sold	—	—	329,232	7,355,371

Reinvestment of distributions	—	—	24,101	556,892

Shares redeemed	—	—	(398,011)	(8,942,382)

	—	—	26,817	166,395

Class R Shares

Shares sold	—	—	8,969	175,420

Reinvestment of distributions	—	—	600	11,722

Shares redeemed	—	—	(3,129)	(58,855)

	—	—	29,524	455,162

Class P Shares

Shares sold	—	—	1,057,473	23,447,301

Reinvestment of distributions	—	—	220,349	5,096,372

Shares redeemed	—	—	(1,178,747)	(26,721,973)

	—	—	719,813	12,220,138

27

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Enhanced U.S. Equity ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

NET INCREASE (DECREASE) IN SHARES	(4,345,010)	$(122,606,812)	3,151,006	$60,613,456

(a)

Goldman Sachs Enhanced U.S. Equity ETF acquired all of the assets and liabilities of the Goldman Sachs Enhanced U.S. Equity Fund (“EUSE Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the EUSE Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Enhanced U.S. Equity ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the EUSE Predecessor Fund’s Institutional Class Shares. The EUSE Predecessor Fund ceased operations as of the date of the reorganization. (See Note 1).

	Goldman Sachs Growth Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	—	$—	398,904	$4,210,015

Reinvestment of distributions	—	—	284,425	3,071,792

Shares redeemed	—	—	(631,293)	(6,726,870)

	—	—	52,036	554,937

Class C Shares

Shares sold	—	—	45,518	670,985

Reinvestment of distributions	—	—	13,345	201,375

Shares redeemed	—	—	(60,764)	(882,378)

	—	—	(1,901)	(10,018)

Institutional Shares

Shares sold	753,054	18,566,063	417,165	5,489,586

Reinvestment of distributions	—	42,910,098	233,437	3,223,764

Shares redeemed	(4,331,709)	(75,284,477)	(1,276,585)	(17,319,854)

	(3,578,655)	(13,808,316)	(625,983)	(8,606,504)

Service Shares

Shares sold	—	—	8,209	80,998

Reinvestment of distributions	—	—	9,573	98,126

Shares redeemed	—	—	(12,569)	(127,798)

	—	—	5,213	51,326

Investor Shares

Shares sold	—	—	412,870	5,099,299

Reinvestment of distributions	—	—	106,566	1,455,697

Shares redeemed	—	—	(882,621)	(11,891,564)

	—	—	(363,185)	(5,336,568)

Class R6 Shares

Shares sold	—	—	90,753	1,231,459

Reinvestment of distributions	—	—	26,938	370,929

Shares redeemed	—	—	(129,362)	(1,727,494)

	—	—	(11,671)	(125,106)

28

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Growth Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class R Shares

Shares sold	—	$—	3,772	$36,328

Reinvestment of distributions	—	—	13,512	130,929

Shares redeemed	—	—	(1,285)	(12,651)

	—	—	15,999	154,606

Class P Shares

Shares sold	—	—	215,985	2,924,216

Reinvestment of distributions	—	—	346,946	4,763,573

Shares redeemed	—	—	(947,632)	(12,993,802)

	—	—	(384,701)	(5,306,013)

NET DECREASE IN SHARES	(3,578,655)	$(13,808,316)	(1,314,193)	$(18,623,340)

(a)

Goldman Sachs Growth Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Strategic Growth Fund (“SG Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the SG Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Growth Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the SG Predecessor Fund’s Institutional Class Shares. The SG Predecessor Fund ceased operations as of the date of the reorganization. (See Note 1).

	Goldman Sachs Technology Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	—	$—	1,313,718	$36,838,050

Reinvestment of distributions	—	—	594,427	17,155,161

Shares redeemed	—	—	(2,163,942)	(60,876,853)

	—	—	(255,797)	(6,883,642)

Class C Shares

Shares sold	—	—	131,718	1,856,910

Reinvestment of distributions	—	—	98,887	1,462,534

Shares redeemed	—	—	(698,963)	(10,188,221)

	—	—	(468,358)	(6,868,777)

Institutional Shares

Shares sold	2,071,172	77,778,367	963,534	33,842,863

Reinvestment of distributions	6,988,733	179,458,891	126,031	4,706,008

Shares redeemed	(12,260,158)	(417,198,725)	(1,324,692)	(49,032,379)

	(3,200,253)	(159,961,467)	(235,127)	(10,483,508)

Service Shares

Shares sold	—	—	113,870	3,012,801

Reinvestment of distributions	—	—	19,775	531,742

Shares redeemed	—	—	(168,882)	(4,371,515)

	—	—	(35,237)	(826,972)

29

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Technology Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	—	$—	385,909	$12,514,749

Reinvestment of distributions	—	—	33,018	1,187,994

Shares redeemed	—	—	(686,067)	(24,349,941)

	—	—	(267,140)	(10,647,198)

Class R6 Shares

Shares sold	—	—	160,005	5,851,200

Reinvestment of distributions	—	—	82,397	3,080,839

Shares redeemed	—	—	(307,519)	(11,408,019)

	—	—	(65,117)	(2,475,980)

Class P Shares

Shares sold	—	—	626,885	22,785,432

Reinvestment of distributions	—	—	122,622	4,584,849

Shares redeemed	—	—	(788,800)	(28,756,991)

	—	—	(39,293)	(1,386,710)

NET DECREASE IN SHARES	(3,200,253)	$(159,961,467)	(1,366,069)	$(39,572,787)

(a)

Goldman Sachs Technology Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Technology Opportunities Fund (“TO Predecessor Fund”) in a reorganization that occurred as of the close of business on December 5, 2025. Performance and financial history of the TO Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Technology Opportunities ETF and will be used going forward. As a result, the information prior to December 5, 2025, reflects that of the TO Predecessor Fund’s Institutional Class Shares. The TO Predecessor Fund ceased operations as of the date of the reorganization. (See Note 1).

	Goldman Sachs Value Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	—	$—	52,841	$825,091

Reinvestment of distributions	—	—	7,682	122,318

Shares redeemed	—	—	(49,371)	(761,135)

	—	—	11,152	186,274

Class C Shares

Shares sold	—	—	9,447	146,301

Reinvestment of distributions	—	—	844	13,202

Shares redeemed	—	—	(3,050)	(48,033)

	—	—	7,241	111,470

Institutional Shares

Shares sold	195,200	6,725,769	129,578	2,029,248

Reinvestment of distributions	405,512	5,671,308	28,683	460,339

Shares redeemed	(1,169,605)	(23,673,475)	(130,101)	(1,989,197)

	(568,893)	(11,276,398)	28,160	500,390

30

GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Value Opportunities ETF(a)

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	—	$—	84,276	$1,334,235

Reinvestment of distributions	—	—	25,183	402,420

Shares redeemed	—	—	(98,967)	(1,582,082)

	—	—	10,492	154,573

Class R6 Shares

Shares sold	—	—	34,001	518,513

Reinvestment of distributions	—	—	11,022	176,320

Shares redeemed	—	—	(51,315)	(786,673)

	—	—	(6,292)	(91,840)

Class R Shares

Shares sold	—	—	—	10

Reinvestment of distributions	—	—	83	1,334

Shares redeemed	—	—	(2,416)	(41,252)

	—	—	(2,333)	(39,908)

Class P Shares

Shares sold	—	—	353,596	5,577,401

Reinvestment of distributions	—	—	241,434	3,864,721

Shares redeemed	—	—	(463,288)	(7,372,428)

	—	—	131,742	2,069,694

NET INCREASE (DECREASE) IN SHARES	(568,893)	$(11,276,398)	180,162	$2,890,653

(a)

Goldman Sachs Value Opportunities ETF acquired all of the assets and liabilities of the Goldman Sachs Focused Value Fund (“FV Predecessor Fund”) in a reorganization that occurred as of the close of business on November 14, 2025. Performance and financial history of the FV Predecessor Fund’s Institutional Class Shares have been adopted by Goldman Sachs Value Opportunities ETF and will be used going forward. As a result, the information prior to November 14, 2025, reflects that of the FV Predecessor Fund’s Institutional Class Shares. The FV Predecessor Fund ceased operations as of the date of the reorganization. (See Note 1).

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Enhanced U.S. Equity ETF	$168,772,847	$270,313,031

Growth Opportunities ETF	49,744,759	92,115,714

Technology Opportunities ETF	293,888,982	575,117,147

Value Opportunities ETF	21,240,026	34,492,151

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Enhanced U.S. Equity ETF	$52,493,864	$96,315,013

Growth Opportunities ETF	6,599,600	22,442,427

Technology Opportunities ETF	26,468,570	98,368,228

Value Opportunities ETF	4,767,849	8,745,433

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026, are reported under Investment Income on the Statements of Operations.

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	Enhanced U.S. Equity ETF*	Growth Opportunities ETF*	Technology Opportunities ETF**	Value Opportunities ETF*

Capital loss carryforwards:

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)	—	(305,267)	—	—

* Amounts reflect the applicable Predecessor Fund as of November 14, 2025.

**Amounts reflect the TO Predecessor Fund as of December 5, 2025.

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced U.S. Equity ETF	Growth Opportunities ETF	Technology Opportunities ETF	Value Opportunities ETF

Tax Cost	$228,765,180	$65,151,146	$337,110,689	$38,884,427

Gross unrealized gain	113,491,703	84,811,942	273,917,572	5,557,803

Gross unrealized loss	(5,678,230)	(3,476,566)	(25,470,538)	(1,041,462)

Net unrealized gain (loss)	$107,813,473	$81,335,376	$248,447,034	$4,516,341

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of partnership investments, passive foreign investment company investments, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value.

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

9. OTHER RISKS (continued)

Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Growth Opportunities ETF and Value Opportunities ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

9. OTHER RISKS (continued)

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Technology Sector Risk — The stock prices of technology and technology-related companies and therefore the value of a Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. The Fund may also invest in a relatively few number of issuers. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Pursuant to Agreements and Plans of Reorganization between the Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs Focused Value Fund and the Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, and Goldman Sachs Value Opportunities ETF as of the close of business on November 14, 2025, and between the Goldman Sachs Technology Opportunities Fund and the Goldman Sachs Technology Opportunities ETF as of the close of business on December 5, 2025, all of the assets and liabilities of the Institutional Class Shares of the Acquired Funds were transferred to the respective Acquiring Fund, each also referred to herein as a “Survivor Fund,” in exchange for shares of the respective Survivor Funds having an aggregate NAV equal to the NAV of each such Acquired Fund as of the time of valuation specified in the applicable Reorganization Agreement, which were then distributed to shareholders of record of such Acquired Fund in a tax-free exchange as follows:

Acquired Fund/Survivor Fund	Exchanged Shares of Survivor Fund Issued	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of Close of Business

Goldman Sachs Enhanced U.S. Equity Fund/Goldman Sachs Enhanced U.S. Equity ETF	15,815,595	$ 367,599,446	15,815,595

Goldman Sachs Strategic Growth Fund/Goldman Sachs Growth Opportunities ETF	14,652,807	165,246,422	14,652,807

Goldman Sachs Technology Opportunities Fund/Goldman Sachs Technology Opportunities ETF	25,712,710	723,502,444	25,712,710

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

11. OTHER MATTERS (continued)

Goldman Sachs Focused Value Fund/Goldman Sachs Value Opportunities ETF	3,178,842	44,677,935	3,178,842

The following chart shows each Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and each Acquired Fund’s unrealized depreciation:

Acquired Fund/Survivor Fund	Survivor Fund’s Aggregate Net Assets before acquisition	Acquired Fund’s Aggregate Net Assets before acquisition	Survivor Fund’s Aggregate Net Assets immediately after acquisition	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)	Acquired Fund’s Capital Loss Carryforward(2)

Goldman Sachs Enhanced U.S. Equity Fund/Goldman Sachs Enhanced U.S. Equity ETF	$-	$ 367,599,446	$ 367,599,446	$ 151,557,696	$-

Goldman Sachs Strategic Growth Fund/Goldman Sachs Growth Opportunities ETF	-	165,246,422	165,246,422	103,778,770	-

Goldman Sachs Technology Opportunities Fund/Goldman Sachs Technology Opportunities ETF	-	723,502,444	723,502,444	338,694,891	-

Goldman Sachs Focused Value Fund/Goldman Sachs Value Opportunities ETF	-	44,677,935	44,677,935	5,664,544	-

(1) The Survivor Fund has elected to carry forward the assets of the Acquired Fund at the Acquired Fund’s historical cost basis for purposes of measuring unrealized depreciation and future realized gain or loss of those acquired assets.

(2) Represents Capital Loss Carryforward of Acquired Fund as of August 31, 2025.

Assuming the acquisition had been completed on September 1, 2025, the Survivor Fund’s pro-forma results of operations for the fiscal year ended February 28, 2026 are as follows:

	Goldman Sachs Enhanced U.S. Equity ETF	Goldman Sachs Growth Opportunities ETF	Goldman Sachs Technology Opportunities ETF	Goldman Sachs Value Opportunities ETF

Net investment (income/loss)	$680,951	$47,798	$(290,720)	$143,366

Net realized and unrealized loss on investments	(134,854,627)	(126,540,632)	(467,319,297)	(4,085,743)

Net (increase/decrease) in net assets from operations	$(134,173,676)	$(126,492,834)	$(467,610,017)	$(3,942,377)

Because the combined Survivor Funds have been managed as single integrated funds since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in each Survivor Fund’s Statement of Operations since the applicable Closing Date.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF, and Goldman Sachs Value Opportunities ETF

Background

The Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF, and Goldman Sachs Value Opportunities ETF (each a “Fund”) are newly-organized investment portfolios of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on November 17, 2025 (except for the Goldman Sachs Technology Opportunities ETF, which commenced operations on December 8, 2025). At a meeting held on June 17-18, 2025 (the “Meeting”) in connection with the Funds’ organization, the Board of Trustees, including all of the Trustees who are not parties to the Funds’ investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of each Fund. At the Meeting, the Trustees also approved an Agreement and Plan of Reorganization pursuant to which Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Technology Opportunities Fund, and Goldman Sachs Value Opportunities Fund (each, an “Acquired Fund”), each a series of Goldman Sachs Trust managed by the Investment Adviser, would be reorganized with and into Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF, and Goldman Sachs Value Opportunities ETF, respectively, each an open-end management investment company operating as an exchange-traded fund (“ETF”).

At the Meeting, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by each Fund; a comparison of each Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with each Fund; and potential benefits to be derived by each Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that each Fund would operate as an actively managed ETF that seeks long-term growth of capital, except that the Goldman Sachs Value Opportunities ETF seeks long-term capital appreciation. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Funds. They also considered that the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

Investment Performance

Because each Fund was anticipated to commence operations by acquiring the assets of its respective Acquired Fund, and each Fund was to be the accounting survivor to its Acquired Fund, the Trustees were provided with performance information for the Acquired Funds.

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to each Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as each Fund’s peer group and category medians. The comparisons of each Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Funds. The Trustees concluded that the Investment Adviser’s management of the Funds likely would benefit the Funds and their shareholders. They also noted that shareholders would be able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Profitability

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered each Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. They further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (e) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (f) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds are expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (e) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

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GOLDMAN SACHS FUNDAMENTAL EQUITY ACTIVE ETFS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit each Fund and its shareholders and that the Management Agreement should be approved with respect to each Fund for an initial two-year period from its effective date.

39

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. THE BANK OF NEW YORK Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. FNDEQACTSAR-26 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Goldman Sachs Enhanced U.S. Equity ETF’s, Goldman Sachs Growth Opportunities ETF’s, Goldman Sachs Technology Opportunities ETF’s, Goldman Sachs Value Opportunities ETF’s and Goldman Sachs MSCI World Private Equity Return Tracker ETF’s statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	May 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	May 5, 2026